UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025–December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note:

Registrant is filing this amendment to its filing on Form N-CSR for the year ended December 31, 2025, which was originally filed with the U.S. Securities and Exchange Commission on March 9, 2026 (Accession Number 0001104659-26-025171), solely to reflect the signature in the Report of Independent Registered Public Accounting Firm in Item 7 that was inadvertently omitted from the filed version. Other than the aforementioned correction, this amended Form N-CSR does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures contained therein.

Item 1. Report to Stockholders.

TABLE OF CONTENTS

Bond Plus Portfolio Class I

Bond Plus Portfolio Class P

Core Income Portfolio Class I

Core Income Portfolio Class P

Diversified Bond Portfolio Class I

Diversified Bond Portfolio Class P

Floating Rate Income Portfolio Class I

Floating Rate Income Portfolio Class P

High Yield Bond Portfolio Class I

High Yield Bond Portfolio Class P

Inflation Managed Portfolio Class I

Inflation Managed Portfolio Class P

Intermediate Bond Portfolio Class I

Intermediate Bond Portfolio Class P

Short Duration Bond Portfolio Class I

Short Duration Bond Portfolio Class P

Total Return Portfolio Class I

Total Return Portfolio Class P

Emerging Markets Debt Portfolio Class I

Emerging Markets Debt Portfolio Class P

Dividend Growth Portfolio Class I

Dividend Growth Portfolio Class P

Equity Index Portfolio Class I

Equity Index Portfolio Class P

Focused Growth Portfolio Class I

Focused Growth Portfolio Class P

Growth Portfolio Class I

Growth Portfolio Class P

Hedged Equity Portfolio Class I

Hedged Equity Portfolio Class P

Large-Cap Core Portfolio Class I

Large-Cap Core Portfolio Class P

Large-Cap Growth Portfolio Class I

Large-Cap Growth Portfolio Class P

Large-Cap Plus Bond Alpha Portfolio Class I

Large-Cap Plus Bond Alpha Portfolio Class P

Large-Cap Value Portfolio Class I

Large-Cap Value Portfolio Class P

Mid-Cap Growth Portfolio Class I

Mid-Cap Growth Portfolio Class P

Mid-Cap Plus Bond Alpha Portfolio Class I

Mid-Cap Plus Bond Alpha Portfolio Class P

Mid-Cap Value Portfolio Class I

Mid-Cap Value Portfolio Class P

QQQ Plus Bond Alpha Portfolio Class I

QQQ Plus Bond Alpha Portfolio Class P

Small-Cap Equity Portfolio Class I

Small-Cap Equity Portfolio Class P

Small-Cap Growth Portfolio Class I

Small-Cap Growth Portfolio Class P

Small-Cap Index Portfolio Class I

Small-Cap Index Portfolio Class P

Small-Cap Plus Bond Alpha Portfolio Class I

Small-Cap Plus Bond Alpha Portfolio Class P

Small-Cap Value Portfolio Class I

Small-Cap Value Portfolio Class P

Value Portfolio Class I

Value Portfolio Class P

Value Advantage Portfolio Class I

Value Advantage Portfolio Class P

Emerging Markets Portfolio Class I

Emerging Markets Portfolio Class P

International Equity Plus Bond Alpha Portfolio Class I

International Equity Plus Bond Alpha Portfolio Class P

International Growth Portfolio Class I

International Growth Portfolio Class P

International Large-Cap Portfolio Class I

International Large-Cap Portfolio Class P

International Small-Cap Portfolio Class I

International Small-Cap Portfolio Class P

International Value Portfolio Class I

International Value Portfolio Class P

Health Sciences Portfolio Class I

Health Sciences Portfolio Class P

Real Estate Portfolio Class I

Real Estate Portfolio Class P

Technology Portfolio Class I

Technology Portfolio Class P

ESG Diversified Portfolio Class I

ESG Diversified Portfolio Class P

ESG Diversified Growth Portfolio Class I

ESG Diversified Growth Portfolio Class P

Capital Appreciation Portfolio Class I

Capital Appreciation Portfolio Class P

PSF Avantis Balanced Allocation Portfolio Class I

PSF Avantis Balanced Allocation Portfolio Class P

Pacific Dynamix - Conservative Growth Portfolio Class I

Pacific Dynamix - Conservative Growth Portfolio Class P

Pacific Dynamix - Moderate Growth Portfolio Class I

Pacific Dynamix - Moderate Growth Portfolio Class P

Pacific Dynamix - Growth Portfolio Class I

Pacific Dynamix - Growth Portfolio Class P

Pacific Dynamix - Aggressive Growth Portfolio Class I

Pacific Dynamix - Aggressive Growth Portfolio Class P

Portfolio Optimization Conservative Portfolio Class I

Portfolio Optimization Conservative Portfolio Class P

Portfolio Optimization Moderate-Conservative Portfolio Class I

Portfolio Optimization Moderate-Conservative Portfolio Class P

Portfolio Optimization Moderate Portfolio Class I

Portfolio Optimization Moderate Portfolio Class P

Portfolio Optimization Growth Portfolio Class I

Portfolio Optimization Growth Portfolio Class P

Portfolio Optimization Aggressive-Growth Portfolio Class I

Portfolio Optimization Aggressive-Growth Portfolio Class P

PD 1-3 Year Corporate Bond Portfolio Class P

PD Aggregate Bond Index Portfolio Class P

PD High Yield Bond Market Portfolio Class P

PD Large-Cap Growth Index Portfolio Class P

PD Large-Cap Value Index Portfolio Class P

PD Mid-Cap Index Portfolio Class P

PD Small-Cap Growth Index Portfolio Class P

PD Small-Cap Value Index Portfolio Class P

PD Emerging Markets Index Portfolio Class P

PD International Large-Cap Index Portfolio Class P

Bond Plus Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the bond market through a total return swap on the iShares Core U.S. Aggregate Bond ETF contributed to performance.

+ Key contributors to the performance of the Fund’s benchmark index (and thus this portion of the Fund) included exposure to treasuries, mortgages and corporates.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial to performance.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Bond Plus (Class I)	Bloomberg US Aggregate Bond Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,995
11/30/2024	$10,109	$10,100
12/31/2024	$9,918	$9,935
1/31/2025	$9,970	$9,988
2/28/2025	$10,198	$10,208
3/31/2025	$10,183	$10,211
4/30/2025	$10,215	$10,251
5/31/2025	$10,158	$10,178
6/30/2025	$10,317	$10,335
7/31/2025	$10,284	$10,307
8/31/2025	$10,418	$10,431
9/30/2025	$10,536	$10,544
10/31/2025	$10,592	$10,610
11/30/2025	$10,656	$10,676
12/31/2025	$10,628	$10,660

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class I	7.16%	5.35%
Bloomberg US Aggregate Bond Index	7.30%	5.62%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$556,222,093
  # of Portfolio Holdings415
  Total Advisory Fees Paid$2,109,116
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
48.8%
Asset-Backed Securities
19.6%
Short-Term Investments
16.2%
U.S. Treasury Obligations
9.9%
Mortgage-Backed Securities
3.3%
Others (each less than 3.0%)
1.0%
Derivatives
(0.2%)
Other Assets and Liabilities, Net
1.4%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.4%
Derivatives	(0.2%)
Others (each less than 3.0%)	1.0%
Mortgage-Backed Securities	3.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	16.2%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	48.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Bond Plus Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.46%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the bond market through a total return swap on the iShares Core U.S. Aggregate Bond ETF contributed to performance.

+ Key contributors to the performance of the Fund’s benchmark index (and thus this portion of the Fund) included exposure to treasuries, mortgages and corporates.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial to performance.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Bond Plus (Class P)	Bloomberg US Aggregate Bond Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,995
11/30/2024	$10,111	$10,100
12/31/2024	$9,921	$9,935
1/31/2025	$9,975	$9,988
2/28/2025	$10,205	$10,208
3/31/2025	$10,191	$10,211
4/30/2025	$10,225	$10,251
5/31/2025	$10,170	$10,178
6/30/2025	$10,330	$10,335
7/31/2025	$10,299	$10,307
8/31/2025	$10,436	$10,431
9/30/2025	$10,555	$10,544
10/31/2025	$10,613	$10,610
11/30/2025	$10,679	$10,676
12/31/2025	$10,653	$10,660

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class P	7.38%	5.56%
Bloomberg US Aggregate Bond Index	7.30%	5.62%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$556,222,093
  # of Portfolio Holdings415
  Total Advisory Fees Paid$2,109,116
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.4%
Derivatives	(0.2%)
Others (each less than 3.0%)	1.0%
Mortgage-Backed Securities	3.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	16.2%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	48.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to high yield corporate bonds was additive to performance as it was the top performer among credit peers in 2025.

+ An underweight (relative to its benchmark index) to the communications sector and an overweight to the capital goods sector were additive to performance.

+ Security selection was a positive contributor to relative returns due to select issuers in banking and capital goods that outperformed in 2025.

Top detractors from performance:

- An underweight to duration detracted from relative performance as yields fell across the U.S. Treasury curve, inversely impacting their prices.

- An underweight to agency mortgage backed securities detracted from performance during the reporting period.

- Security selection within the utilities and technology sectors detracted from relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Core Income (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,037	$10,138
2/29/2016	$10,099	$10,210
3/31/2016	$10,293	$10,303
4/30/2016	$10,410	$10,343
5/31/2016	$10,411	$10,345
6/30/2016	$10,570	$10,531
7/31/2016	$10,715	$10,598
8/31/2016	$10,740	$10,586
9/30/2016	$10,740	$10,580
10/31/2016	$10,687	$10,499
11/30/2016	$10,473	$10,250
12/31/2016	$10,524	$10,265
1/31/2017	$10,573	$10,285
2/28/2017	$10,663	$10,354
3/31/2017	$10,655	$10,349
4/30/2017	$10,743	$10,428
5/31/2017	$10,817	$10,509
6/30/2017	$10,832	$10,498
7/31/2017	$10,900	$10,543
8/31/2017	$10,974	$10,638
9/30/2017	$10,971	$10,587
10/31/2017	$11,009	$10,593
11/30/2017	$10,994	$10,580
12/31/2017	$11,050	$10,628
1/31/2018	$11,002	$10,506
2/28/2018	$10,880	$10,406
3/31/2018	$10,886	$10,473
4/30/2018	$10,828	$10,395
5/31/2018	$10,853	$10,469
6/30/2018	$10,831	$10,456
7/31/2018	$10,901	$10,459
8/31/2018	$10,936	$10,526
9/30/2018	$10,935	$10,458
10/31/2018	$10,839	$10,376
11/30/2018	$10,819	$10,438
12/31/2018	$10,836	$10,630
1/31/2019	$11,057	$10,742
2/28/2019	$11,109	$10,736
3/31/2019	$11,298	$10,942
4/30/2019	$11,342	$10,945
5/31/2019	$11,508	$11,139
6/30/2019	$11,673	$11,279
7/31/2019	$11,729	$11,304
8/31/2019	$12,040	$11,597
9/30/2019	$11,974	$11,535
10/31/2019	$12,005	$11,570
11/30/2019	$12,010	$11,564
12/31/2019	$12,020	$11,556
1/31/2020	$12,266	$11,778
2/29/2020	$12,382	$11,990
3/31/2020	$11,749	$11,920
4/30/2020	$12,116	$12,132
5/31/2020	$12,367	$12,188
6/30/2020	$12,590	$12,265
7/31/2020	$12,908	$12,448
8/31/2020	$12,846	$12,348
9/30/2020	$12,850	$12,341
10/31/2020	$12,807	$12,286
11/30/2020	$13,089	$12,406
12/31/2020	$13,171	$12,424
1/31/2021	$13,094	$12,334
2/28/2021	$12,953	$12,156
3/31/2021	$12,820	$12,005
4/30/2021	$12,923	$12,099
5/31/2021	$12,978	$12,139
6/30/2021	$13,106	$12,224
7/31/2021	$13,215	$12,361
8/31/2021	$13,201	$12,337
9/30/2021	$13,115	$12,231
10/31/2021	$13,106	$12,227
11/30/2021	$13,106	$12,263
12/31/2021	$13,119	$12,232
1/31/2022	$12,862	$11,968
2/28/2022	$12,706	$11,835
3/31/2022	$12,415	$11,506
4/30/2022	$11,958	$11,069
5/31/2022	$11,942	$11,141
6/30/2022	$11,628	$10,966
7/31/2022	$11,950	$11,234
8/31/2022	$11,701	$10,917
9/30/2022	$11,184	$10,445
10/31/2022	$11,111	$10,310
11/30/2022	$11,538	$10,689
12/31/2022	$11,492	$10,641
1/31/2023	$11,960	$10,968
2/28/2023	$11,697	$10,684
3/31/2023	$11,930	$10,956
4/30/2023	$12,023	$11,022
5/31/2023	$11,889	$10,902
6/30/2023	$11,936	$10,863
7/31/2023	$11,963	$10,856
8/31/2023	$11,900	$10,786
9/30/2023	$11,621	$10,512
10/31/2023	$11,421	$10,346
11/30/2023	$11,966	$10,815
12/31/2023	$12,409	$11,229
1/31/2024	$12,416	$11,198
2/29/2024	$12,302	$11,040
3/31/2024	$12,429	$11,142
4/30/2024	$12,185	$10,860
5/31/2024	$12,381	$11,044
6/30/2024	$12,473	$11,149
7/31/2024	$12,718	$11,409
8/31/2024	$12,873	$11,573
9/30/2024	$13,046	$11,728
10/31/2024	$12,800	$11,437
11/30/2024	$12,948	$11,558
12/31/2024	$12,753	$11,369
1/31/2025	$12,802	$11,430
2/28/2025	$13,046	$11,681
3/31/2025	$13,003	$11,685
4/30/2025	$12,996	$11,731
5/31/2025	$12,971	$11,647
6/30/2025	$13,181	$11,826
7/31/2025	$13,188	$11,795
8/31/2025	$13,311	$11,936
9/30/2025	$13,490	$12,067
10/31/2025	$13,566	$12,142
11/30/2025	$13,647	$12,217
12/31/2025	$13,611	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.73%	0.66%	3.13%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$332,209,007
  # of Portfolio Holdings332
  Total Advisory Fees Paid$1,625,815
  Portfolio Turnover Rate69%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
43.6%
Mortgage-Backed Securities
19.6%
U.S. Treasury Obligations
17.0%
Asset-Backed Securities
9.8%
Senior Loan Notes
8.0%
Others (each less than 3.0%)
2.9%
Other Assets and Liabilities, Net
(0.9%)
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	(0.9%)
Others (each less than 3.0%)	2.9%
Senior Loan Notes	8.0%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	17.0%
Mortgage-Backed Securities	19.6%
Corporate Bonds & Notes	43.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	0.55%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An exposure to high yield corporate bonds was additive to performance as it was the top performer among credit peers in 2025.

+ An underweight (relative to its benchmark index) to the communications sector and an overweight to the capital goods sector were additive to performance.

+ Security selection was a positive contributor to relative returns due to select issuers in banking and capital goods that outperformed in 2025.

Top detractors from performance:

- An underweight to duration detracted from relative performance as yields fell across the U.S. Treasury curve, inversely impacting their prices.

- An underweight to agency mortgage backed securities detracted from performance during the reporting period.

- Security selection within the utilities and technology sectors detracted from relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Core Income (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,038	$10,138
2/29/2016	$10,102	$10,210
3/31/2016	$10,298	$10,303
4/30/2016	$10,417	$10,343
5/31/2016	$10,420	$10,345
6/30/2016	$10,581	$10,531
7/31/2016	$10,727	$10,598
8/31/2016	$10,754	$10,586
9/30/2016	$10,756	$10,580
10/31/2016	$10,705	$10,499
11/30/2016	$10,492	$10,250
12/31/2016	$10,545	$10,265
1/31/2017	$10,596	$10,285
2/28/2017	$10,688	$10,354
3/31/2017	$10,681	$10,349
4/30/2017	$10,771	$10,428
5/31/2017	$10,847	$10,509
6/30/2017	$10,864	$10,498
7/31/2017	$10,935	$10,543
8/31/2017	$11,010	$10,638
9/30/2017	$11,009	$10,587
10/31/2017	$11,049	$10,593
11/30/2017	$11,036	$10,580
12/31/2017	$11,094	$10,628
1/31/2018	$11,047	$10,506
2/28/2018	$10,926	$10,406
3/31/2018	$10,934	$10,473
4/30/2018	$10,878	$10,395
5/31/2018	$10,905	$10,469
6/30/2018	$10,884	$10,456
7/31/2018	$10,957	$10,459
8/31/2018	$10,994	$10,526
9/30/2018	$10,995	$10,458
10/31/2018	$10,900	$10,376
11/30/2018	$10,882	$10,438
12/31/2018	$10,901	$10,630
1/31/2019	$11,125	$10,742
2/28/2019	$11,179	$10,736
3/31/2019	$11,372	$10,942
4/30/2019	$11,417	$10,945
5/31/2019	$11,587	$11,139
6/30/2019	$11,755	$11,279
7/31/2019	$11,813	$11,304
8/31/2019	$12,128	$11,597
9/30/2019	$12,063	$11,535
10/31/2019	$12,097	$11,570
11/30/2019	$12,104	$11,564
12/31/2019	$12,116	$11,556
1/31/2020	$12,366	$11,778
2/29/2020	$12,485	$11,990
3/31/2020	$11,849	$11,920
4/30/2020	$12,221	$12,132
5/31/2020	$12,477	$12,188
6/30/2020	$12,704	$12,265
7/31/2020	$13,026	$12,448
8/31/2020	$12,966	$12,348
9/30/2020	$12,972	$12,341
10/31/2020	$12,930	$12,286
11/30/2020	$13,217	$12,406
12/31/2020	$13,302	$12,424
1/31/2021	$13,228	$12,334
2/28/2021	$13,087	$12,156
3/31/2021	$12,954	$12,005
4/30/2021	$13,061	$12,099
5/31/2021	$13,119	$12,139
6/30/2021	$13,250	$12,224
7/31/2021	$13,362	$12,361
8/31/2021	$13,351	$12,337
9/30/2021	$13,266	$12,231
10/31/2021	$13,259	$12,227
11/30/2021	$13,261	$12,263
12/31/2021	$13,277	$12,232
1/31/2022	$13,019	$11,968
2/28/2022	$12,863	$11,835
3/31/2022	$12,570	$11,506
4/30/2022	$12,110	$11,069
5/31/2022	$12,095	$11,141
6/30/2022	$11,780	$10,966
7/31/2022	$12,107	$11,234
8/31/2022	$11,858	$10,917
9/30/2022	$11,335	$10,445
10/31/2022	$11,263	$10,310
11/30/2022	$11,698	$10,689
12/31/2022	$11,653	$10,641
1/31/2023	$12,131	$10,968
2/28/2023	$11,865	$10,684
3/31/2023	$12,104	$10,956
4/30/2023	$12,200	$11,022
5/31/2023	$12,066	$10,902
6/30/2023	$12,116	$10,863
7/31/2023	$12,145	$10,856
8/31/2023	$12,083	$10,786
9/30/2023	$11,802	$10,512
10/31/2023	$11,601	$10,346
11/30/2023	$12,157	$10,815
12/31/2023	$12,608	$11,229
1/31/2024	$12,618	$11,198
2/29/2024	$12,504	$11,040
3/31/2024	$12,635	$11,142
4/30/2024	$12,389	$10,860
5/31/2024	$12,591	$11,044
6/30/2024	$12,686	$11,149
7/31/2024	$12,938	$11,409
8/31/2024	$13,098	$11,573
9/30/2024	$13,276	$11,728
10/31/2024	$13,028	$11,437
11/30/2024	$13,181	$11,558
12/31/2024	$12,984	$11,369
1/31/2025	$13,036	$11,430
2/28/2025	$13,287	$11,681
3/31/2025	$13,245	$11,685
4/30/2025	$13,240	$11,731
5/31/2025	$13,217	$11,647
6/30/2025	$13,433	$11,826
7/31/2025	$13,443	$11,795
8/31/2025	$13,570	$11,936
9/30/2025	$13,755	$12,067
10/31/2025	$13,835	$12,142
11/30/2025	$13,920	$12,217
12/31/2025	$13,886	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.94%	0.86%	3.34%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$332,209,007
  # of Portfolio Holdings332
  Total Advisory Fees Paid$1,625,815
  Portfolio Turnover Rate69%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.9%)
Others (each less than 3.0%)	2.9%
Senior Loan Notes	8.0%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	17.0%
Mortgage-Backed Securities	19.6%
Corporate Bonds & Notes	43.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Sector allocation was the most significant contributor to performance during the reporting period, largely due to an out of benchmark non-dollar position, which benefited from higher real yields and a weaker U.S. dollar.

+ An out of benchmark allocation to high yield and an overweight allocation to securitized credit contributed.

+ Issuer selection assisted relative performance, particularly within investment grade corporate credit, led by the industrials and financials sectors, and within securitized credit, where selections within collateralized loan obligations and asset backed securities added value.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to agency mortgage-backed securities pass-throughs detracted.

- Interest rates fell most on short-term bonds. The Fund owned fewer of those, so it didn’t benefit as much from the rate move. As a result, where rates fell on the curve weighed on excess returns and offset gains from being positioned overall for falling rates.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Diversified Bond (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,045	$10,138
2/29/2016	$10,063	$10,210
3/31/2016	$10,276	$10,303
4/30/2016	$10,386	$10,343
5/31/2016	$10,366	$10,345
6/30/2016	$10,598	$10,531
7/31/2016	$10,741	$10,598
8/31/2016	$10,781	$10,586
9/30/2016	$10,787	$10,580
10/31/2016	$10,724	$10,499
11/30/2016	$10,433	$10,250
12/31/2016	$10,504	$10,265
1/31/2017	$10,569	$10,285
2/28/2017	$10,679	$10,354
3/31/2017	$10,721	$10,349
4/30/2017	$10,817	$10,428
5/31/2017	$10,932	$10,509
6/30/2017	$10,989	$10,498
7/31/2017	$11,066	$10,543
8/31/2017	$11,187	$10,638
9/30/2017	$11,151	$10,587
10/31/2017	$11,140	$10,593
11/30/2017	$11,157	$10,580
12/31/2017	$11,227	$10,628
1/31/2018	$11,147	$10,506
2/28/2018	$10,986	$10,406
3/31/2018	$11,117	$10,473
4/30/2018	$10,991	$10,395
5/31/2018	$10,985	$10,469
6/30/2018	$10,957	$10,456
7/31/2018	$11,031	$10,459
8/31/2018	$11,019	$10,526
9/30/2018	$10,972	$10,458
10/31/2018	$10,780	$10,376
11/30/2018	$10,820	$10,438
12/31/2018	$11,074	$10,630
1/31/2019	$11,366	$10,742
2/28/2019	$11,355	$10,736
3/31/2019	$11,583	$10,942
4/30/2019	$11,607	$10,945
5/31/2019	$11,790	$11,139
6/30/2019	$12,047	$11,279
7/31/2019	$12,072	$11,304
8/31/2019	$12,347	$11,597
9/30/2019	$12,351	$11,535
10/31/2019	$12,452	$11,570
11/30/2019	$12,417	$11,564
12/31/2019	$12,514	$11,556
1/31/2020	$12,741	$11,778
2/29/2020	$12,831	$11,990
3/31/2020	$12,257	$11,920
4/30/2020	$12,703	$12,132
5/31/2020	$12,978	$12,188
6/30/2020	$13,141	$12,265
7/31/2020	$13,515	$12,448
8/31/2020	$13,473	$12,348
9/30/2020	$13,382	$12,341
10/31/2020	$13,303	$12,286
11/30/2020	$13,692	$12,406
12/31/2020	$13,809	$12,424
1/31/2021	$13,626	$12,334
2/28/2021	$13,338	$12,156
3/31/2021	$13,103	$12,005
4/30/2021	$13,298	$12,099
5/31/2021	$13,389	$12,139
6/30/2021	$13,515	$12,224
7/31/2021	$13,674	$12,361
8/31/2021	$13,685	$12,337
9/30/2021	$13,525	$12,231
10/31/2021	$13,545	$12,227
11/30/2021	$13,504	$12,263
12/31/2021	$13,543	$12,232
1/31/2022	$13,161	$11,968
2/28/2022	$12,844	$11,835
3/31/2022	$12,349	$11,506
4/30/2022	$11,691	$11,069
5/31/2022	$11,762	$11,141
6/30/2022	$11,402	$10,966
7/31/2022	$11,800	$11,234
8/31/2022	$11,415	$10,917
9/30/2022	$10,707	$10,445
10/31/2022	$10,549	$10,310
11/30/2022	$11,117	$10,689
12/31/2022	$11,021	$10,641
1/31/2023	$11,529	$10,968
2/28/2023	$11,124	$10,684
3/31/2023	$11,358	$10,956
4/30/2023	$11,426	$11,022
5/31/2023	$11,263	$10,902
6/30/2023	$11,344	$10,863
7/31/2023	$11,377	$10,856
8/31/2023	$11,197	$10,786
9/30/2023	$10,737	$10,512
10/31/2023	$10,463	$10,346
11/30/2023	$10,948	$10,815
12/31/2023	$11,418	$11,229
1/31/2024	$11,423	$11,198
2/29/2024	$11,277	$11,040
3/31/2024	$11,377	$11,142
4/30/2024	$11,022	$10,860
5/31/2024	$11,159	$11,044
6/30/2024	$11,397	$11,149
7/31/2024	$11,664	$11,409
8/31/2024	$11,843	$11,573
9/30/2024	$12,013	$11,728
10/31/2024	$11,700	$11,437
11/30/2024	$11,827	$11,558
12/31/2024	$11,604	$11,369
1/31/2025	$11,686	$11,430
2/28/2025	$11,937	$11,681
3/31/2025	$11,916	$11,685
4/30/2025	$11,919	$11,731
5/31/2025	$11,884	$11,647
6/30/2025	$12,112	$11,826
7/31/2025	$12,091	$11,795
8/31/2025	$12,242	$11,936
9/30/2025	$12,389	$12,067
10/31/2025	$12,450	$12,142
11/30/2025	$12,532	$12,217
12/31/2025	$12,514	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.85%	(1.95%)	2.27%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,621,311,448
  # of Portfolio Holdings1,120
  Total Advisory Fees Paid$7,213,279
  Portfolio Turnover Rate117%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
35.0%
U.S. Treasury Obligations
21.3%
Asset-Backed Securities
16.4%
Mortgage-Backed Securities
15.4%
Foreign Government Bonds & Notes
5.9%
Securities Lending Collateral
3.9%
Others (each less than 3.0%)
4.5%
Derivatives
(0.0%)
Other Assets and Liabilities, Net
(2.4%)
0
20
40

Value	Value
Other Assets and Liabilities, Net	(2.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Securities Lending Collateral	3.9%
Foreign Government Bonds & Notes	5.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	16.4%
U.S. Treasury Obligations	21.3%
Corporate Bonds & Notes	35.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Sector allocation was the most significant contributor to performance during the reporting period, largely due to an out of benchmark non-dollar position, which benefited from higher real yields and a weaker U.S. dollar.

+ An out of benchmark allocation to high yield and an overweight allocation to securitized credit contributed.

+ Issuer selection assisted relative performance, particularly within investment grade corporate credit, led by the industrials and financials sectors, and within securitized credit, where selections within collateralized loan obligations and asset backed securities added value.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to agency mortgage-backed securities pass-throughs detracted.

- Interest rates fell most on short-term bonds. The Fund owned fewer of those, so it didn’t benefit as much from the rate move. As a result, where rates fell on the curve weighed on excess returns and offset gains from being positioned overall for falling rates.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Diversified Bond (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,047	$10,138
2/29/2016	$10,066	$10,210
3/31/2016	$10,281	$10,303
4/30/2016	$10,393	$10,343
5/31/2016	$10,375	$10,345
6/30/2016	$10,609	$10,531
7/31/2016	$10,753	$10,598
8/31/2016	$10,796	$10,586
9/30/2016	$10,803	$10,580
10/31/2016	$10,742	$10,499
11/30/2016	$10,452	$10,250
12/31/2016	$10,525	$10,265
1/31/2017	$10,592	$10,285
2/28/2017	$10,704	$10,354
3/31/2017	$10,748	$10,349
4/30/2017	$10,846	$10,428
5/31/2017	$10,963	$10,509
6/30/2017	$11,022	$10,498
7/31/2017	$11,101	$10,543
8/31/2017	$11,224	$10,638
9/30/2017	$11,190	$10,587
10/31/2017	$11,181	$10,593
11/30/2017	$11,199	$10,580
12/31/2017	$11,272	$10,628
1/31/2018	$11,193	$10,506
2/28/2018	$11,034	$10,406
3/31/2018	$11,167	$10,473
4/30/2018	$11,042	$10,395
5/31/2018	$11,038	$10,469
6/30/2018	$11,012	$10,456
7/31/2018	$11,088	$10,459
8/31/2018	$11,078	$10,526
9/30/2018	$11,032	$10,458
10/31/2018	$10,841	$10,376
11/30/2018	$10,884	$10,438
12/31/2018	$11,141	$10,630
1/31/2019	$11,437	$10,742
2/28/2019	$11,427	$10,736
3/31/2019	$11,658	$10,942
4/30/2019	$11,684	$10,945
5/31/2019	$11,871	$11,139
6/30/2019	$12,131	$11,279
7/31/2019	$12,159	$11,304
8/31/2019	$12,437	$11,597
9/30/2019	$12,444	$11,535
10/31/2019	$12,548	$11,570
11/30/2019	$12,514	$11,564
12/31/2019	$12,614	$11,556
1/31/2020	$12,846	$11,778
2/29/2020	$12,938	$11,990
3/31/2020	$12,361	$11,920
4/30/2020	$12,813	$12,132
5/31/2020	$13,093	$12,188
6/30/2020	$13,260	$12,265
7/31/2020	$13,639	$12,448
8/31/2020	$13,599	$12,348
9/30/2020	$13,510	$12,341
10/31/2020	$13,432	$12,286
11/30/2020	$13,827	$12,406
12/31/2020	$13,948	$12,424
1/31/2021	$13,765	$12,334
2/28/2021	$13,476	$12,156
3/31/2021	$13,241	$12,005
4/30/2021	$13,440	$12,099
5/31/2021	$13,535	$12,139
6/30/2021	$13,664	$12,224
7/31/2021	$13,827	$12,361
8/31/2021	$13,841	$12,337
9/30/2021	$13,681	$12,231
10/31/2021	$13,704	$12,227
11/30/2021	$13,664	$12,263
12/31/2021	$13,706	$12,232
1/31/2022	$13,322	$11,968
2/28/2022	$13,003	$11,835
3/31/2022	$12,504	$11,506
4/30/2022	$11,840	$11,069
5/31/2022	$11,914	$11,141
6/30/2022	$11,551	$10,966
7/31/2022	$11,956	$11,234
8/31/2022	$11,568	$10,917
9/30/2022	$10,852	$10,445
10/31/2022	$10,694	$10,310
11/30/2022	$11,272	$10,689
12/31/2022	$11,177	$10,641
1/31/2023	$11,693	$10,968
2/28/2023	$11,284	$10,684
3/31/2023	$11,524	$10,956
4/30/2023	$11,595	$11,022
5/31/2023	$11,431	$10,902
6/30/2023	$11,515	$10,863
7/31/2023	$11,551	$10,856
8/31/2023	$11,370	$10,786
9/30/2023	$10,905	$10,512
10/31/2023	$10,628	$10,346
11/30/2023	$11,122	$10,815
12/31/2023	$11,602	$11,229
1/31/2024	$11,609	$11,198
2/29/2024	$11,463	$11,040
3/31/2024	$11,566	$11,142
4/30/2024	$11,206	$10,860
5/31/2024	$11,347	$11,044
6/30/2024	$11,592	$11,149
7/31/2024	$11,868	$11,409
8/31/2024	$12,056	$11,573
9/30/2024	$12,231	$11,728
10/31/2024	$11,914	$11,437
11/30/2024	$12,045	$11,558
12/31/2024	$11,820	$11,369
1/31/2025	$11,906	$11,430
2/28/2025	$12,163	$11,681
3/31/2025	$12,144	$11,685
4/30/2025	$12,150	$11,731
5/31/2025	$12,117	$11,647
6/30/2025	$12,351	$11,826
7/31/2025	$12,332	$11,795
8/31/2025	$12,488	$11,936
9/30/2025	$12,640	$12,067
10/31/2025	$12,704	$12,142
11/30/2025	$12,790	$12,217
12/31/2025	$12,774	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.07%	(1.74%)	2.48%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,621,311,448
  # of Portfolio Holdings1,120
  Total Advisory Fees Paid$7,213,279
  Portfolio Turnover Rate117%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(2.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	4.5%
Securities Lending Collateral	3.9%
Foreign Government Bonds & Notes	5.9%
Mortgage-Backed Securities	15.4%
Asset-Backed Securities	16.4%
U.S. Treasury Obligations	21.3%
Corporate Bonds & Notes	35.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Morningstar LSTA US Leveraged Loan Index) to and security selection within second lien loans was a key contributor to performance.

+ An overweight to the insurance sector and an underweight to the materials sector contributed to relative performance during the reporting period.

+ Security selection in capital goods and automobiles & components were additive to relative performance.

Top detractors from performance:

- Security selection within software & services and pharmaceuticals industry groups detracted from performance during the reporting period.

- An underweight to the telecommunication services detracted as that sector was the top performer for the reporting period.

- Security selection within BB-rated loans detracted from performance during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Floating Rate Income (Class I)	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,953	$9,935	$9,927	$10,138
2/29/2016	$9,937	$9,882	$9,872	$10,210
3/31/2016	$10,150	$10,155	$10,133	$10,303
4/30/2016	$10,265	$10,356	$10,325	$10,343
5/31/2016	$10,328	$10,449	$10,419	$10,345
6/30/2016	$10,320	$10,451	$10,423	$10,531
7/31/2016	$10,434	$10,600	$10,569	$10,598
8/31/2016	$10,491	$10,680	$10,653	$10,586
9/30/2016	$10,567	$10,772	$10,746	$10,580
10/31/2016	$10,637	$10,861	$10,828	$10,499
11/30/2016	$10,678	$10,890	$10,863	$10,250
12/31/2016	$10,838	$11,016	$10,988	$10,265
1/31/2017	$10,915	$11,077	$11,046	$10,285
2/28/2017	$10,965	$11,133	$11,111	$10,354
3/31/2017	$10,962	$11,142	$11,120	$10,349
4/30/2017	$11,022	$11,191	$11,168	$10,428
5/31/2017	$11,045	$11,231	$11,211	$10,509
6/30/2017	$11,030	$11,227	$11,204	$10,498
7/31/2017	$11,098	$11,304	$11,291	$10,543
8/31/2017	$11,099	$11,299	$11,276	$10,638
9/30/2017	$11,135	$11,343	$11,322	$10,587
10/31/2017	$11,197	$11,411	$11,397	$10,593
11/30/2017	$11,205	$11,424	$11,410	$10,580
12/31/2017	$11,246	$11,469	$11,454	$10,628
1/31/2018	$11,330	$11,580	$11,578	$10,506
2/28/2018	$11,339	$11,603	$11,599	$10,406
3/31/2018	$11,360	$11,636	$11,636	$10,473
4/30/2018	$11,400	$11,684	$11,692	$10,395
5/31/2018	$11,424	$11,703	$11,715	$10,469
6/30/2018	$11,445	$11,717	$11,727	$10,456
7/31/2018	$11,521	$11,803	$11,824	$10,459
8/31/2018	$11,582	$11,851	$11,873	$10,526
9/30/2018	$11,652	$11,932	$11,953	$10,458
10/31/2018	$11,636	$11,929	$11,954	$10,376
11/30/2018	$11,528	$11,821	$11,857	$10,438
12/31/2018	$11,243	$11,520	$11,585	$10,630
1/31/2019	$11,509	$11,813	$11,852	$10,742
2/28/2019	$11,716	$12,001	$12,038	$10,736
3/31/2019	$11,655	$11,981	$12,023	$10,942
4/30/2019	$11,843	$12,178	$12,214	$10,945
5/31/2019	$11,813	$12,152	$12,186	$11,139
6/30/2019	$11,856	$12,181	$12,213	$11,279
7/31/2019	$11,958	$12,279	$12,309	$11,304
8/31/2019	$11,942	$12,245	$12,274	$11,597
9/30/2019	$11,997	$12,302	$12,326	$11,535
10/31/2019	$11,976	$12,247	$12,266	$11,570
11/30/2019	$12,042	$12,319	$12,333	$11,564
12/31/2019	$12,155	$12,516	$12,532	$11,556
1/31/2020	$12,171	$12,586	$12,599	$11,778
2/29/2020	$12,031	$12,419	$12,429	$11,990
3/31/2020	$11,221	$10,883	$10,879	$11,920
4/30/2020	$11,593	$11,373	$11,346	$12,132
5/31/2020	$12,032	$11,805	$11,777	$12,188
6/30/2020	$12,013	$11,939	$11,936	$12,265
7/31/2020	$12,215	$12,173	$12,161	$12,448
8/31/2020	$12,353	$12,354	$12,344	$12,348
9/30/2020	$12,376	$12,433	$12,429	$12,341
10/31/2020	$12,358	$12,458	$12,450	$12,286
11/30/2020	$12,569	$12,735	$12,715	$12,406
12/31/2020	$12,727	$12,907	$12,880	$12,424
1/31/2021	$12,834	$13,060	$13,044	$12,334
2/28/2021	$12,898	$13,137	$13,131	$12,156
3/31/2021	$12,899	$13,137	$13,139	$12,005
4/30/2021	$12,956	$13,204	$13,206	$12,099
5/31/2021	$13,030	$13,281	$13,275	$12,139
6/30/2021	$13,082	$13,330	$13,329	$12,224
7/31/2021	$13,081	$13,328	$13,328	$12,361
8/31/2021	$13,135	$13,391	$13,393	$12,337
9/30/2021	$13,210	$13,478	$13,480	$12,231
10/31/2021	$13,254	$13,513	$13,512	$12,227
11/30/2021	$13,232	$13,492	$13,491	$12,263
12/31/2021	$13,315	$13,578	$13,576	$12,232
1/31/2022	$13,359	$13,628	$13,625	$11,968
2/28/2022	$13,309	$13,558	$13,557	$11,835
3/31/2022	$13,256	$13,564	$13,562	$11,506
4/30/2022	$13,241	$13,592	$13,586	$11,069
5/31/2022	$12,936	$13,246	$13,245	$11,141
6/30/2022	$12,603	$12,960	$12,972	$10,966
7/31/2022	$12,912	$13,233	$13,214	$11,234
8/31/2022	$13,120	$13,435	$13,417	$10,917
9/30/2022	$12,743	$13,129	$13,126	$10,445
10/31/2022	$12,908	$13,259	$13,238	$10,310
11/30/2022	$13,088	$13,418	$13,385	$10,689
12/31/2022	$13,109	$13,470	$13,432	$10,641
1/31/2023	$13,457	$13,833	$13,777	$10,968
2/28/2023	$13,493	$13,913	$13,864	$10,684
3/31/2023	$13,613	$13,908	$13,850	$10,956
4/30/2023	$13,783	$14,048	$13,982	$11,022
5/31/2023	$13,732	$14,029	$13,970	$10,902
6/30/2023	$14,044	$14,346	$14,282	$10,863
7/31/2023	$14,230	$14,531	$14,468	$10,856
8/31/2023	$14,380	$14,701	$14,635	$10,786
9/30/2023	$14,483	$14,839	$14,764	$10,512
10/31/2023	$14,500	$14,840	$14,768	$10,346
11/30/2023	$14,686	$15,021	$14,944	$10,815
12/31/2023	$14,900	$15,260	$15,185	$11,229
1/31/2024	$14,977	$15,371	$15,303	$11,198
2/29/2024	$15,135	$15,511	$15,440	$11,040
3/31/2024	$15,287	$15,643	$15,568	$11,142
4/30/2024	$15,368	$15,737	$15,674	$10,860
5/31/2024	$15,483	$15,885	$15,816	$11,044
6/30/2024	$15,525	$15,933	$15,859	$11,149
7/31/2024	$15,625	$16,049	$15,976	$11,409
8/31/2024	$15,687	$16,147	$16,071	$11,573
9/30/2024	$15,781	$16,266	$16,189	$11,728
10/31/2024	$15,891	$16,406	$16,326	$11,437
11/30/2024	$16,028	$16,538	$16,462	$11,558
12/31/2024	$16,100	$16,636	$16,559	$11,369
1/31/2025	$16,179	$16,750	$16,678	$11,430
2/28/2025	$16,187	$16,768	$16,704	$11,681
3/31/2025	$16,138	$16,716	$16,660	$11,685
4/30/2025	$16,154	$16,707	$16,650	$11,731
5/31/2025	$16,366	$16,962	$16,913	$11,647
6/30/2025	$16,522	$17,103	$17,049	$11,826
7/31/2025	$16,665	$17,252	$17,189	$11,795
8/31/2025	$16,749	$17,322	$17,253	$11,936
9/30/2025	$16,850	$17,405	$17,336	$12,067
10/31/2025	$16,913	$17,444	$17,387	$12,142
11/30/2025	$16,990	$17,499	$17,424	$12,217
12/31/2025	$17,114	$17,617	$17,542	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.30%	6.10%	5.52%
Morningstar LSTA US Leveraged Loan Index (Benchmark)	5.90%	6.42%	5.83%
S&P UBS Leveraged Loan Index (Benchmark)	5.94%	6.37%	5.78%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Effective September 15, 2025, the benchmark index for the Fund changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$342,710,579
  # of Portfolio Holdings133
  Total Advisory Fees Paid$2,528,456
  Portfolio Turnover Rate174%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	3.2%
Exchange-Traded Funds	5.8%
Consumer, Cyclical	7.0%
Communications	10.7%
Consumer, Non-Cyclical	11.9%
Technology	15.7%
Financial	23.4%
Industrial	24.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$76	0.74%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Morningstar LSTA US Leveraged Loan Index) to and security selection within second lien loans was a key contributor to performance.

+ An overweight to the insurance sector and an underweight to the materials sector contributed to relative performance during the reporting period.

+ Security selection in capital goods and automobiles & components were additive to relative performance.

Top detractors from performance:

- Security selection within software & services and pharmaceuticals industry groups detracted from performance during the reporting period.

- An underweight to the telecommunication services detracted as that sector was the top performer for the reporting period.

- Security selection within BB-rated loans detracted from performance during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Floating Rate Income (Class P)	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,955	$9,935	$9,927	$10,138
2/29/2016	$9,941	$9,882	$9,872	$10,210
3/31/2016	$10,155	$10,155	$10,133	$10,303
4/30/2016	$10,272	$10,356	$10,325	$10,343
5/31/2016	$10,336	$10,449	$10,419	$10,345
6/30/2016	$10,331	$10,451	$10,423	$10,531
7/31/2016	$10,447	$10,600	$10,569	$10,598
8/31/2016	$10,505	$10,680	$10,653	$10,586
9/30/2016	$10,583	$10,772	$10,746	$10,580
10/31/2016	$10,654	$10,861	$10,828	$10,499
11/30/2016	$10,697	$10,890	$10,863	$10,250
12/31/2016	$10,860	$11,016	$10,988	$10,265
1/31/2017	$10,938	$11,077	$11,046	$10,285
2/28/2017	$10,991	$11,133	$11,111	$10,354
3/31/2017	$10,989	$11,142	$11,120	$10,349
4/30/2017	$11,051	$11,191	$11,168	$10,428
5/31/2017	$11,076	$11,231	$11,211	$10,509
6/30/2017	$11,063	$11,227	$11,204	$10,498
7/31/2017	$11,133	$11,304	$11,291	$10,543
8/31/2017	$11,136	$11,299	$11,276	$10,638
9/30/2017	$11,173	$11,343	$11,322	$10,587
10/31/2017	$11,238	$11,411	$11,397	$10,593
11/30/2017	$11,248	$11,424	$11,410	$10,580
12/31/2017	$11,290	$11,469	$11,454	$10,628
1/31/2018	$11,377	$11,580	$11,578	$10,506
2/28/2018	$11,387	$11,603	$11,599	$10,406
3/31/2018	$11,411	$11,636	$11,636	$10,473
4/30/2018	$11,452	$11,684	$11,692	$10,395
5/31/2018	$11,478	$11,703	$11,715	$10,469
6/30/2018	$11,502	$11,717	$11,727	$10,456
7/31/2018	$11,580	$11,803	$11,824	$10,459
8/31/2018	$11,643	$11,851	$11,873	$10,526
9/30/2018	$11,716	$11,932	$11,953	$10,458
10/31/2018	$11,702	$11,929	$11,954	$10,376
11/30/2018	$11,595	$11,821	$11,857	$10,438
12/31/2018	$11,310	$11,520	$11,585	$10,630
1/31/2019	$11,580	$11,813	$11,852	$10,742
2/28/2019	$11,790	$12,001	$12,038	$10,736
3/31/2019	$11,728	$11,981	$12,023	$10,942
4/30/2019	$11,919	$12,178	$12,214	$10,945
5/31/2019	$11,891	$12,152	$12,186	$11,139
6/30/2019	$11,936	$12,181	$12,213	$11,279
7/31/2019	$12,041	$12,279	$12,309	$11,304
8/31/2019	$12,027	$12,245	$12,274	$11,597
9/30/2019	$12,084	$12,302	$12,326	$11,535
10/31/2019	$12,065	$12,247	$12,266	$11,570
11/30/2019	$12,133	$12,319	$12,333	$11,564
12/31/2019	$12,249	$12,516	$12,532	$11,556
1/31/2020	$12,268	$12,586	$12,599	$11,778
2/29/2020	$12,128	$12,419	$12,429	$11,990
3/31/2020	$11,314	$10,883	$10,879	$11,920
4/30/2020	$11,691	$11,373	$11,346	$12,132
5/31/2020	$12,135	$11,805	$11,777	$12,188
6/30/2020	$12,118	$11,939	$11,936	$12,265
7/31/2020	$12,324	$12,173	$12,161	$12,448
8/31/2020	$12,466	$12,354	$12,344	$12,348
9/30/2020	$12,491	$12,433	$12,429	$12,341
10/31/2020	$12,475	$12,458	$12,450	$12,286
11/30/2020	$12,690	$12,735	$12,715	$12,406
12/31/2020	$12,851	$12,907	$12,880	$12,424
1/31/2021	$12,962	$13,060	$13,044	$12,334
2/28/2021	$13,029	$13,137	$13,131	$12,156
3/31/2021	$13,032	$13,137	$13,139	$12,005
4/30/2021	$13,092	$13,204	$13,206	$12,099
5/31/2021	$13,168	$13,281	$13,275	$12,139
6/30/2021	$13,224	$13,330	$13,329	$12,224
7/31/2021	$13,225	$13,328	$13,328	$12,361
8/31/2021	$13,282	$13,391	$13,393	$12,337
9/30/2021	$13,360	$13,478	$13,480	$12,231
10/31/2021	$13,406	$13,513	$13,512	$12,227
11/30/2021	$13,387	$13,492	$13,491	$12,263
12/31/2021	$13,472	$13,578	$13,576	$12,232
1/31/2022	$13,519	$13,628	$13,625	$11,968
2/28/2022	$13,471	$13,558	$13,557	$11,835
3/31/2022	$13,419	$13,564	$13,562	$11,506
4/30/2022	$13,407	$13,592	$13,586	$11,069
5/31/2022	$13,100	$13,246	$13,245	$11,141
6/30/2022	$12,765	$12,960	$12,972	$10,966
7/31/2022	$13,080	$13,233	$13,214	$11,234
8/31/2022	$13,293	$13,435	$13,417	$10,917
9/30/2022	$12,913	$13,129	$13,126	$10,445
10/31/2022	$13,083	$13,259	$13,238	$10,310
11/30/2022	$13,267	$13,418	$13,385	$10,689
12/31/2022	$13,291	$13,470	$13,432	$10,641
1/31/2023	$13,646	$13,833	$13,777	$10,968
2/28/2023	$13,684	$13,913	$13,864	$10,684
3/31/2023	$13,808	$13,908	$13,850	$10,956
4/30/2023	$13,982	$14,048	$13,982	$11,022
5/31/2023	$13,933	$14,029	$13,970	$10,902
6/30/2023	$14,252	$14,346	$14,282	$10,863
7/31/2023	$14,444	$14,531	$14,468	$10,856
8/31/2023	$14,599	$14,701	$14,635	$10,786
9/30/2023	$14,689	$14,839	$14,764	$10,512
10/31/2023	$14,708	$14,840	$14,768	$10,346
11/30/2023	$14,900	$15,021	$14,944	$10,815
12/31/2023	$15,120	$15,260	$15,185	$11,229
1/31/2024	$15,219	$15,371	$15,303	$11,198
2/29/2024	$15,381	$15,511	$15,440	$11,040
3/31/2024	$15,539	$15,643	$15,568	$11,142
4/30/2024	$15,623	$15,737	$15,674	$10,860
5/31/2024	$15,743	$15,885	$15,816	$11,044
6/30/2024	$15,788	$15,933	$15,859	$11,149
7/31/2024	$15,893	$16,049	$15,976	$11,409
8/31/2024	$15,958	$16,147	$16,071	$11,573
9/30/2024	$16,056	$16,266	$16,189	$11,728
10/31/2024	$16,171	$16,406	$16,326	$11,437
11/30/2024	$16,313	$16,538	$16,462	$11,558
12/31/2024	$16,389	$16,636	$16,559	$11,369
1/31/2025	$16,473	$16,750	$16,678	$11,430
2/28/2025	$16,484	$16,768	$16,704	$11,681
3/31/2025	$16,436	$16,716	$16,660	$11,685
4/30/2025	$16,455	$16,707	$16,650	$11,731
5/31/2025	$16,674	$16,962	$16,913	$11,647
6/30/2025	$16,836	$17,103	$17,049	$11,826
7/31/2025	$16,984	$17,252	$17,189	$11,795
8/31/2025	$17,073	$17,322	$17,253	$11,936
9/30/2025	$17,179	$17,405	$17,336	$12,067
10/31/2025	$17,246	$17,444	$17,387	$12,142
11/30/2025	$17,327	$17,499	$17,424	$12,217
12/31/2025	$17,457	$17,617	$17,542	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.52%	6.32%	5.73%
Morningstar LSTA US Leveraged Loan Index (Benchmark)	5.90%	6.42%	5.83%
S&P UBS Leveraged Loan Index (Benchmark)	5.94%	6.37%	5.78%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Effective September 15, 2025, the benchmark index for the Fund changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index because the sub-adviser believes it better represents the universe of securities in which the Fund invests. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$342,710,579
  # of Portfolio Holdings133
  Total Advisory Fees Paid$2,528,456
  Portfolio Turnover Rate174%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	3.2%
Exchange-Traded Funds	5.8%
Consumer, Cyclical	7.0%
Communications	10.7%
Consumer, Non-Cyclical	11.9%
Technology	15.7%
Financial	23.4%
Industrial	24.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to CC-rated securities contributed to performance.

+ Security selection was additive to relative returns due to issuer selection in the electric utilities and insurance sectors.

+ Exposure to longer duration corporate bonds was additive to performance as the result of falling yields across the U.S. Treasury curve during the reporting period.

Top detractors from performance:

- An underweight to the communications sector and an overweight to the capital goods sector weighed on performance.

- An underweight to BB-rated securities detracted from relative returns as performance favored higher quality during the reporting period.

- Security selection in the consumer non-cyclical and communications sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	High Yield Bond (Class I)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,767	$9,839	$10,138
2/29/2016	$9,830	$9,896	$10,210
3/31/2016	$10,226	$10,335	$10,303
4/30/2016	$10,561	$10,740	$10,343
5/31/2016	$10,622	$10,806	$10,345
6/30/2016	$10,706	$10,906	$10,531
7/31/2016	$10,979	$11,201	$10,598
8/31/2016	$11,212	$11,435	$10,586
9/30/2016	$11,305	$11,511	$10,580
10/31/2016	$11,329	$11,556	$10,499
11/30/2016	$11,324	$11,501	$10,250
12/31/2016	$11,537	$11,713	$10,265
1/31/2017	$11,711	$11,883	$10,285
2/28/2017	$11,890	$12,056	$10,354
3/31/2017	$11,856	$12,029	$10,349
4/30/2017	$11,972	$12,168	$10,428
5/31/2017	$12,059	$12,273	$10,509
6/30/2017	$12,055	$12,290	$10,498
7/31/2017	$12,208	$12,426	$10,543
8/31/2017	$12,205	$12,421	$10,638
9/30/2017	$12,326	$12,533	$10,587
10/31/2017	$12,400	$12,586	$10,593
11/30/2017	$12,405	$12,554	$10,580
12/31/2017	$12,431	$12,592	$10,628
1/31/2018	$12,514	$12,667	$10,506
2/28/2018	$12,386	$12,560	$10,406
3/31/2018	$12,297	$12,484	$10,473
4/30/2018	$12,357	$12,565	$10,395
5/31/2018	$12,346	$12,562	$10,469
6/30/2018	$12,395	$12,612	$10,456
7/31/2018	$12,503	$12,750	$10,459
8/31/2018	$12,589	$12,844	$10,526
9/30/2018	$12,652	$12,915	$10,458
10/31/2018	$12,423	$12,709	$10,376
11/30/2018	$12,332	$12,599	$10,438
12/31/2018	$12,024	$12,329	$10,630
1/31/2019	$12,582	$12,887	$10,742
2/28/2019	$12,799	$13,101	$10,736
3/31/2019	$12,891	$13,224	$10,942
4/30/2019	$13,051	$13,412	$10,945
5/31/2019	$12,912	$13,253	$11,139
6/30/2019	$13,213	$13,555	$11,279
7/31/2019	$13,252	$13,631	$11,304
8/31/2019	$13,341	$13,686	$11,597
9/30/2019	$13,401	$13,736	$11,535
10/31/2019	$13,387	$13,773	$11,570
11/30/2019	$13,464	$13,818	$11,564
12/31/2019	$13,705	$14,095	$11,556
1/31/2020	$13,677	$14,098	$11,778
2/29/2020	$13,397	$13,900	$11,990
3/31/2020	$11,821	$12,307	$11,920
4/30/2020	$12,334	$12,864	$12,132
5/31/2020	$12,835	$13,426	$12,188
6/30/2020	$12,915	$13,554	$12,265
7/31/2020	$13,489	$14,185	$12,448
8/31/2020	$13,637	$14,322	$12,348
9/30/2020	$13,571	$14,175	$12,341
10/31/2020	$13,663	$14,245	$12,286
11/30/2020	$14,235	$14,809	$12,406
12/31/2020	$14,493	$15,088	$12,424
1/31/2021	$14,496	$15,138	$12,334
2/28/2021	$14,602	$15,194	$12,156
3/31/2021	$14,660	$15,217	$12,005
4/30/2021	$14,813	$15,382	$12,099
5/31/2021	$14,864	$15,427	$12,139
6/30/2021	$15,037	$15,633	$12,224
7/31/2021	$15,075	$15,692	$12,361
8/31/2021	$15,159	$15,774	$12,337
9/30/2021	$15,154	$15,773	$12,231
10/31/2021	$15,125	$15,744	$12,227
11/30/2021	$14,998	$15,589	$12,263
12/31/2021	$15,278	$15,882	$12,232
1/31/2022	$14,878	$15,449	$11,968
2/28/2022	$14,769	$15,290	$11,835
3/31/2022	$14,635	$15,116	$11,506
4/30/2022	$14,095	$14,579	$11,069
5/31/2022	$14,113	$14,613	$11,141
6/30/2022	$13,217	$13,629	$10,966
7/31/2022	$13,953	$14,433	$11,234
8/31/2022	$13,634	$14,101	$10,917
9/30/2022	$13,081	$13,542	$10,445
10/31/2022	$13,434	$13,893	$10,310
11/30/2022	$13,786	$14,193	$10,689
12/31/2022	$13,697	$14,106	$10,641
1/31/2023	$14,235	$14,643	$10,968
2/28/2023	$13,987	$14,456	$10,684
3/31/2023	$14,165	$14,609	$10,956
4/30/2023	$14,331	$14,756	$11,022
5/31/2023	$14,146	$14,620	$10,902
6/30/2023	$14,377	$14,865	$10,863
7/31/2023	$14,552	$15,071	$10,856
8/31/2023	$14,602	$15,114	$10,786
9/30/2023	$14,417	$14,934	$10,512
10/31/2023	$14,203	$14,758	$10,346
11/30/2023	$14,843	$15,427	$10,815
12/31/2023	$15,371	$16,002	$11,229
1/31/2024	$15,400	$16,002	$11,198
2/29/2024	$15,458	$16,048	$11,040
3/31/2024	$15,672	$16,238	$11,142
4/30/2024	$15,489	$16,086	$10,860
5/31/2024	$15,630	$16,262	$11,044
6/30/2024	$15,773	$16,416	$11,149
7/31/2024	$16,054	$16,735	$11,409
8/31/2024	$16,271	$17,008	$11,573
9/30/2024	$16,475	$17,283	$11,728
10/31/2024	$16,378	$17,190	$11,437
11/30/2024	$16,519	$17,387	$11,558
12/31/2024	$16,469	$17,313	$11,369
1/31/2025	$16,636	$17,550	$11,430
2/28/2025	$16,739	$17,668	$11,681
3/31/2025	$16,496	$17,487	$11,685
4/30/2025	$16,531	$17,484	$11,731
5/31/2025	$16,826	$17,777	$11,647
6/30/2025	$17,151	$18,104	$11,826
7/31/2025	$17,212	$18,186	$11,795
8/31/2025	$17,392	$18,413	$11,936
9/30/2025	$17,508	$18,563	$12,067
10/31/2025	$17,502	$18,592	$12,142
11/30/2025	$17,544	$18,700	$12,217
12/31/2025	$17,668	$18,806	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.27%	4.04%	5.86%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$667,211,884
  # of Portfolio Holdings229
  Total Advisory Fees Paid$2,838,953
  Portfolio Turnover Rate66%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
Financial
Consumer, Non-Cyclical
Consumer, Cyclical
Energy
Securities Lending Collateral
Communications
Technology
Asset-Backed Securities
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
19.1%
14.3%
13.9%
13.8%
12.0%
9.9%
6.8%
6.2%
3.4%
3.1%
3.6%
(6.1%)
-10
0
10
20

Value	Value
Other Assets & Liabilities, Net	(6.1%)
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Asset-Backed Securities	3.4%
Technology	6.2%
Communications	6.8%
Securities Lending Collateral	9.9%
Energy	12.0%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	13.9%
Financial	14.3%
Industrial	19.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight (relative to its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index) to CC-rated securities contributed to performance.

+ Security selection was additive to relative returns due to issuer selection in the electric utilities and insurance sectors.

+ Exposure to longer duration corporate bonds was additive to performance as the result of falling yields across the U.S. Treasury curve during the reporting period.

Top detractors from performance:

- An underweight to the communications sector and an overweight to the capital goods sector weighed on performance.

- An underweight to BB-rated securities detracted from relative returns as performance favored higher quality during the reporting period.

- Security selection in the consumer non-cyclical and communications sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	High Yield Bond (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,769	$9,839	$10,138
2/29/2016	$9,833	$9,896	$10,210
3/31/2016	$10,231	$10,335	$10,303
4/30/2016	$10,568	$10,740	$10,343
5/31/2016	$10,631	$10,806	$10,345
6/30/2016	$10,716	$10,906	$10,531
7/31/2016	$10,991	$11,201	$10,598
8/31/2016	$11,227	$11,435	$10,586
9/30/2016	$11,322	$11,511	$10,580
10/31/2016	$11,348	$11,556	$10,499
11/30/2016	$11,345	$11,501	$10,250
12/31/2016	$11,559	$11,713	$10,265
1/31/2017	$11,736	$11,883	$10,285
2/28/2017	$11,917	$12,056	$10,354
3/31/2017	$11,886	$12,029	$10,349
4/30/2017	$12,003	$12,168	$10,428
5/31/2017	$12,093	$12,273	$10,509
6/30/2017	$12,091	$12,290	$10,498
7/31/2017	$12,247	$12,426	$10,543
8/31/2017	$12,245	$12,421	$10,638
9/30/2017	$12,368	$12,533	$10,587
10/31/2017	$12,446	$12,586	$10,593
11/30/2017	$12,453	$12,554	$10,580
12/31/2017	$12,480	$12,592	$10,628
1/31/2018	$12,566	$12,667	$10,506
2/28/2018	$12,439	$12,560	$10,406
3/31/2018	$12,352	$12,484	$10,473
4/30/2018	$12,414	$12,565	$10,395
5/31/2018	$12,406	$12,562	$10,469
6/30/2018	$12,457	$12,612	$10,456
7/31/2018	$12,568	$12,750	$10,459
8/31/2018	$12,656	$12,844	$10,526
9/30/2018	$12,721	$12,915	$10,458
10/31/2018	$12,493	$12,709	$10,376
11/30/2018	$12,404	$12,599	$10,438
12/31/2018	$12,096	$12,329	$10,630
1/31/2019	$12,659	$12,887	$10,742
2/28/2019	$12,880	$13,101	$10,736
3/31/2019	$12,975	$13,224	$10,942
4/30/2019	$13,138	$13,412	$10,945
5/31/2019	$13,000	$13,253	$11,139
6/30/2019	$13,305	$13,555	$11,279
7/31/2019	$13,347	$13,631	$11,304
8/31/2019	$13,439	$13,686	$11,597
9/30/2019	$13,501	$13,736	$11,535
10/31/2019	$13,490	$13,773	$11,570
11/30/2019	$13,569	$13,818	$11,564
12/31/2019	$13,815	$14,095	$11,556
1/31/2020	$13,789	$14,098	$11,778
2/29/2020	$13,509	$13,900	$11,990
3/31/2020	$11,921	$12,307	$11,920
4/30/2020	$12,441	$12,864	$12,132
5/31/2020	$12,948	$13,426	$12,188
6/30/2020	$13,031	$13,554	$12,265
7/31/2020	$13,613	$14,185	$12,448
8/31/2020	$13,765	$14,322	$12,348
9/30/2020	$13,700	$14,175	$12,341
10/31/2020	$13,795	$14,245	$12,286
11/30/2020	$14,375	$14,809	$12,406
12/31/2020	$14,638	$15,088	$12,424
1/31/2021	$14,644	$15,138	$12,334
2/28/2021	$14,753	$15,194	$12,156
3/31/2021	$14,814	$15,217	$12,005
4/30/2021	$14,971	$15,382	$12,099
5/31/2021	$15,025	$15,427	$12,139
6/30/2021	$15,203	$15,633	$12,224
7/31/2021	$15,244	$15,692	$12,361
8/31/2021	$15,331	$15,774	$12,337
9/30/2021	$15,329	$15,773	$12,231
10/31/2021	$15,301	$15,744	$12,227
11/30/2021	$15,176	$15,589	$12,263
12/31/2021	$15,462	$15,882	$12,232
1/31/2022	$15,060	$15,449	$11,968
2/28/2022	$14,951	$15,290	$11,835
3/31/2022	$14,819	$15,116	$11,506
4/30/2022	$14,274	$14,579	$11,069
5/31/2022	$14,295	$14,613	$11,141
6/30/2022	$13,389	$13,629	$10,966
7/31/2022	$14,137	$14,433	$11,234
8/31/2022	$13,817	$14,101	$10,917
9/30/2022	$13,258	$13,542	$10,445
10/31/2022	$13,618	$13,893	$10,310
11/30/2022	$13,977	$14,193	$10,689
12/31/2022	$13,890	$14,106	$10,641
1/31/2023	$14,438	$14,643	$10,968
2/28/2023	$14,188	$14,456	$10,684
3/31/2023	$14,371	$14,609	$10,956
4/30/2023	$14,542	$14,756	$11,022
5/31/2023	$14,357	$14,620	$10,902
6/30/2023	$14,593	$14,865	$10,863
7/31/2023	$14,774	$15,071	$10,856
8/31/2023	$14,827	$15,114	$10,786
9/30/2023	$14,642	$14,934	$10,512
10/31/2023	$14,426	$14,758	$10,346
11/30/2023	$15,079	$15,427	$10,815
12/31/2023	$15,619	$16,002	$11,229
1/31/2024	$15,651	$16,002	$11,198
2/29/2024	$15,712	$16,048	$11,040
3/31/2024	$15,932	$16,238	$11,142
4/30/2024	$15,748	$16,086	$10,860
5/31/2024	$15,895	$16,262	$11,044
6/30/2024	$16,043	$16,416	$11,149
7/31/2024	$16,331	$16,735	$11,409
8/31/2024	$16,555	$17,008	$11,573
9/30/2024	$16,766	$17,283	$11,728
10/31/2024	$16,670	$17,190	$11,437
11/30/2024	$16,815	$17,387	$11,558
12/31/2024	$16,768	$17,313	$11,369
1/31/2025	$16,940	$17,550	$11,430
2/28/2025	$17,048	$17,668	$11,681
3/31/2025	$16,803	$17,487	$11,685
4/30/2025	$16,842	$17,484	$11,731
5/31/2025	$17,145	$17,777	$11,647
6/30/2025	$17,480	$18,104	$11,826
7/31/2025	$17,544	$18,186	$11,795
8/31/2025	$17,731	$18,413	$11,936
9/30/2025	$17,852	$18,563	$12,067
10/31/2025	$17,848	$18,592	$12,142
11/30/2025	$17,895	$18,700	$12,217
12/31/2025	$18,024	$18,806	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	7.49%	4.25%	6.07%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$667,211,884
  # of Portfolio Holdings229
  Total Advisory Fees Paid$2,838,953
  Portfolio Turnover Rate66%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(6.1%)
Others (each less than 3.0%)	3.6%
Utilities	3.1%
Asset-Backed Securities	3.4%
Technology	6.2%
Communications	6.8%
Securities Lending Collateral	9.9%
Energy	12.0%
Consumer, Cyclical	13.8%
Consumer, Non-Cyclical	13.9%
Financial	14.3%
Industrial	19.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.30%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in the United States contributed to performance, particularly an overweight (relative to its benchmark index, the Bloomberg US TIPS Index) exposure to the 7-year and 10-year portions of the curve as the Federal Reserve cut interest rates during the reporting period.

+ Interest rate strategies in Europe and the U.K. contributed to performance, particularly an underweight exposure to the 30-year portion of the curve as European long-term rates rose over the reporting period.

+ Exposure to securitized assets such as agency mortgage-backed securities contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

Top detractors from performance:

- Overweight exposure to U.S. Treasury Inflation Protected Securities (“US TIPS”) detracted from performance as inflation expectations fell during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Inflation Managed (Class I)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,139	$10,148	$10,138
2/29/2016	$10,178	$10,261	$10,210
3/31/2016	$10,434	$10,446	$10,303
4/30/2016	$10,488	$10,482	$10,343
5/31/2016	$10,403	$10,408	$10,345
6/30/2016	$10,626	$10,624	$10,531
7/31/2016	$10,707	$10,716	$10,598
8/31/2016	$10,660	$10,668	$10,586
9/30/2016	$10,760	$10,727	$10,580
10/31/2016	$10,717	$10,684	$10,499
11/30/2016	$10,504	$10,479	$10,250
12/31/2016	$10,512	$10,468	$10,265
1/31/2017	$10,632	$10,556	$10,285
2/28/2017	$10,692	$10,606	$10,354
3/31/2017	$10,700	$10,600	$10,349
4/30/2017	$10,746	$10,663	$10,428
5/31/2017	$10,752	$10,659	$10,509
6/30/2017	$10,650	$10,557	$10,498
7/31/2017	$10,708	$10,604	$10,543
8/31/2017	$10,809	$10,717	$10,638
9/30/2017	$10,760	$10,649	$10,587
10/31/2017	$10,786	$10,671	$10,593
11/30/2017	$10,788	$10,685	$10,580
12/31/2017	$10,899	$10,783	$10,628
1/31/2018	$10,816	$10,691	$10,506
2/28/2018	$10,718	$10,587	$10,406
3/31/2018	$10,800	$10,698	$10,473
4/30/2018	$10,793	$10,692	$10,395
5/31/2018	$10,800	$10,737	$10,469
6/30/2018	$10,873	$10,780	$10,456
7/31/2018	$10,836	$10,729	$10,459
8/31/2018	$10,884	$10,806	$10,526
9/30/2018	$10,788	$10,692	$10,458
10/31/2018	$10,615	$10,539	$10,376
11/30/2018	$10,643	$10,589	$10,438
12/31/2018	$10,664	$10,647	$10,630
1/31/2019	$10,863	$10,790	$10,742
2/28/2019	$10,869	$10,789	$10,736
3/31/2019	$11,062	$10,987	$10,942
4/30/2019	$11,097	$11,024	$10,945
5/31/2019	$11,268	$11,206	$11,139
6/30/2019	$11,344	$11,302	$11,279
7/31/2019	$11,384	$11,342	$11,304
8/31/2019	$11,590	$11,612	$11,597
9/30/2019	$11,477	$11,454	$11,535
10/31/2019	$11,478	$11,483	$11,570
11/30/2019	$11,511	$11,501	$11,564
12/31/2019	$11,586	$11,544	$11,556
1/31/2020	$11,830	$11,787	$11,778
2/29/2020	$11,929	$11,950	$11,990
3/31/2020	$11,605	$11,740	$11,920
4/30/2020	$11,972	$12,066	$12,132
5/31/2020	$12,060	$12,103	$12,188
6/30/2020	$12,250	$12,238	$12,265
7/31/2020	$12,545	$12,519	$12,448
8/31/2020	$12,696	$12,656	$12,348
9/30/2020	$12,640	$12,609	$12,341
10/31/2020	$12,575	$12,528	$12,286
11/30/2020	$12,735	$12,668	$12,406
12/31/2020	$12,909	$12,813	$12,424
1/31/2021	$12,990	$12,856	$12,334
2/28/2021	$12,758	$12,649	$12,156
3/31/2021	$12,736	$12,625	$12,005
4/30/2021	$12,926	$12,801	$12,099
5/31/2021	$13,072	$12,956	$12,139
6/30/2021	$13,142	$13,035	$12,224
7/31/2021	$13,498	$13,382	$12,361
8/31/2021	$13,470	$13,359	$12,337
9/30/2021	$13,367	$13,263	$12,231
10/31/2021	$13,471	$13,414	$12,227
11/30/2021	$13,569	$13,534	$12,263
12/31/2021	$13,643	$13,577	$12,232
1/31/2022	$13,320	$13,302	$11,968
2/28/2022	$13,414	$13,416	$11,835
3/31/2022	$13,242	$13,166	$11,506
4/30/2022	$12,958	$12,897	$11,069
5/31/2022	$12,806	$12,769	$11,141
6/30/2022	$12,387	$12,365	$10,966
7/31/2022	$12,926	$12,903	$11,234
8/31/2022	$12,577	$12,560	$10,917
9/30/2022	$11,732	$11,729	$10,445
10/31/2022	$11,902	$11,875	$10,310
11/30/2022	$12,118	$12,092	$10,689
12/31/2022	$12,023	$11,968	$10,641
1/31/2023	$12,246	$12,188	$10,968
2/28/2023	$12,076	$12,020	$10,684
3/31/2023	$12,402	$12,368	$10,956
4/30/2023	$12,424	$12,381	$11,022
5/31/2023	$12,255	$12,233	$10,902
6/30/2023	$12,221	$12,192	$10,863
7/31/2023	$12,256	$12,207	$10,856
8/31/2023	$12,141	$12,098	$10,786
9/30/2023	$11,924	$11,875	$10,512
10/31/2023	$11,829	$11,789	$10,346
11/30/2023	$12,165	$12,109	$10,815
12/31/2023	$12,465	$12,435	$11,229
1/31/2024	$12,531	$12,457	$11,198
2/29/2024	$12,403	$12,323	$11,040
3/31/2024	$12,497	$12,424	$11,142
4/30/2024	$12,295	$12,215	$10,860
5/31/2024	$12,524	$12,424	$11,044
6/30/2024	$12,607	$12,522	$11,149
7/31/2024	$12,866	$12,745	$11,409
8/31/2024	$12,960	$12,845	$11,573
9/30/2024	$13,152	$13,038	$11,728
10/31/2024	$12,896	$12,804	$11,437
11/30/2024	$12,972	$12,866	$11,558
12/31/2024	$12,758	$12,663	$11,369
1/31/2025	$12,947	$12,827	$11,430
2/28/2025	$13,251	$13,106	$11,681
3/31/2025	$13,356	$13,190	$11,685
4/30/2025	$13,353	$13,206	$11,731
5/31/2025	$13,289	$13,128	$11,647
6/30/2025	$13,450	$13,254	$11,826
7/31/2025	$13,470	$13,270	$11,795
8/31/2025	$13,718	$13,474	$11,936
9/30/2025	$13,759	$13,532	$12,067
10/31/2025	$13,825	$13,580	$12,142
11/30/2025	$13,858	$13,605	$12,217
12/31/2025	$13,778	$13,550	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.99%	1.31%	3.26%
Bloomberg US Treasury Inflation Protected Securities Index (Benchmark)	7.01%	1.12%	3.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$374,324,375
  # of Portfolio Holdings280
  Total Advisory Fees Paid$1,424,929
  Portfolio Turnover Rate189%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
93.3%
Mortgage-Backed Securities
21.2%
Asset-Backed Securities
6.4%
Foreign Government Bonds & Notes
5.7%
Others (each less than 3.0%)
0.9%
Derivatives
1.1%
Other Assets and Liabilities, Net
(28.6%)
-80
-40
0
40
80
120

Value	Value
Other Assets and Liabilities, Net	(28.6%)
Derivatives	1.1%
Others (each less than 3.0%)	0.9%
Foreign Government Bonds & Notes	5.7%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	21.2%
U.S. Treasury Obligations	93.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$115	1.10%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Interest rate strategies in the United States contributed to performance, particularly an overweight (relative to its benchmark index, the Bloomberg US TIPS Index) exposure to the 7-year and 10-year portions of the curve as the Federal Reserve cut interest rates during the reporting period.

+ Interest rate strategies in Europe and the U.K. contributed to performance, particularly an underweight exposure to the 30-year portion of the curve as European long-term rates rose over the reporting period.

+ Exposure to securitized assets such as agency mortgage-backed securities contributed to performance as they outperformed similar maturity Treasury Inflation-Protected Securities.

Top detractors from performance:

- Overweight exposure to U.S. Treasury Inflation Protected Securities (“US TIPS”) detracted from performance as inflation expectations fell during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Inflation Managed (Class P)	Bloomberg US Treasury Inflation Protected Securities Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,140	$10,148	$10,138
2/29/2016	$10,181	$10,261	$10,210
3/31/2016	$10,439	$10,446	$10,303
4/30/2016	$10,495	$10,482	$10,343
5/31/2016	$10,411	$10,408	$10,345
6/30/2016	$10,637	$10,624	$10,531
7/31/2016	$10,720	$10,716	$10,598
8/31/2016	$10,674	$10,668	$10,586
9/30/2016	$10,776	$10,727	$10,580
10/31/2016	$10,735	$10,684	$10,499
11/30/2016	$10,523	$10,479	$10,250
12/31/2016	$10,533	$10,468	$10,265
1/31/2017	$10,655	$10,556	$10,285
2/28/2017	$10,717	$10,606	$10,354
3/31/2017	$10,727	$10,600	$10,349
4/30/2017	$10,774	$10,663	$10,428
5/31/2017	$10,782	$10,659	$10,509
6/30/2017	$10,682	$10,557	$10,498
7/31/2017	$10,742	$10,604	$10,543
8/31/2017	$10,845	$10,717	$10,638
9/30/2017	$10,798	$10,649	$10,587
10/31/2017	$10,825	$10,671	$10,593
11/30/2017	$10,829	$10,685	$10,580
12/31/2017	$10,942	$10,783	$10,628
1/31/2018	$10,860	$10,691	$10,506
2/28/2018	$10,764	$10,587	$10,406
3/31/2018	$10,849	$10,698	$10,473
4/30/2018	$10,843	$10,692	$10,395
5/31/2018	$10,852	$10,737	$10,469
6/30/2018	$10,926	$10,780	$10,456
7/31/2018	$10,892	$10,729	$10,459
8/31/2018	$10,941	$10,806	$10,526
9/30/2018	$10,847	$10,692	$10,458
10/31/2018	$10,675	$10,539	$10,376
11/30/2018	$10,705	$10,589	$10,438
12/31/2018	$10,728	$10,647	$10,630
1/31/2019	$10,930	$10,790	$10,742
2/28/2019	$10,938	$10,789	$10,736
3/31/2019	$11,134	$10,987	$10,942
4/30/2019	$11,170	$11,024	$10,945
5/31/2019	$11,344	$11,206	$11,139
6/30/2019	$11,423	$11,302	$11,279
7/31/2019	$11,465	$11,342	$11,304
8/31/2019	$11,675	$11,612	$11,597
9/30/2019	$11,563	$11,454	$11,535
10/31/2019	$11,566	$11,483	$11,570
11/30/2019	$11,601	$11,501	$11,564
12/31/2019	$11,678	$11,544	$11,556
1/31/2020	$11,926	$11,787	$11,778
2/29/2020	$12,029	$11,950	$11,990
3/31/2020	$11,704	$11,740	$11,920
4/30/2020	$12,075	$12,066	$12,132
5/31/2020	$12,167	$12,103	$12,188
6/30/2020	$12,360	$12,238	$12,265
7/31/2020	$12,660	$12,519	$12,448
8/31/2020	$12,814	$12,656	$12,348
9/30/2020	$12,760	$12,609	$12,341
10/31/2020	$12,697	$12,528	$12,286
11/30/2020	$12,860	$12,668	$12,406
12/31/2020	$13,038	$12,813	$12,424
1/31/2021	$13,123	$12,856	$12,334
2/28/2021	$12,890	$12,649	$12,156
3/31/2021	$12,870	$12,625	$12,005
4/30/2021	$13,064	$12,801	$12,099
5/31/2021	$13,213	$12,956	$12,139
6/30/2021	$13,286	$13,035	$12,224
7/31/2021	$13,649	$13,382	$12,361
8/31/2021	$13,623	$13,359	$12,337
9/30/2021	$13,521	$13,263	$12,231
10/31/2021	$13,629	$13,414	$12,227
11/30/2021	$13,730	$13,534	$12,263
12/31/2021	$13,807	$13,577	$12,232
1/31/2022	$13,482	$13,302	$11,968
2/28/2022	$13,579	$13,416	$11,835
3/31/2022	$13,408	$13,166	$11,506
4/30/2022	$13,122	$12,897	$11,069
5/31/2022	$12,971	$12,769	$11,141
6/30/2022	$12,548	$12,365	$10,966
7/31/2022	$13,096	$12,903	$11,234
8/31/2022	$12,746	$12,560	$10,917
9/30/2022	$11,891	$11,729	$10,445
10/31/2022	$12,065	$11,875	$10,310
11/30/2022	$12,287	$12,092	$10,689
12/31/2022	$12,192	$11,968	$10,641
1/31/2023	$12,420	$12,188	$10,968
2/28/2023	$12,250	$12,020	$10,684
3/31/2023	$12,583	$12,368	$10,956
4/30/2023	$12,607	$12,381	$11,022
5/31/2023	$12,438	$12,233	$10,902
6/30/2023	$12,405	$12,192	$10,863
7/31/2023	$12,443	$12,207	$10,856
8/31/2023	$12,328	$12,098	$10,786
9/30/2023	$12,109	$11,875	$10,512
10/31/2023	$12,015	$11,789	$10,346
11/30/2023	$12,358	$12,109	$10,815
12/31/2023	$12,665	$12,435	$11,229
1/31/2024	$12,735	$12,457	$11,198
2/29/2024	$12,607	$12,323	$11,040
3/31/2024	$12,705	$12,424	$11,142
4/30/2024	$12,501	$12,215	$10,860
5/31/2024	$12,736	$12,424	$11,044
6/30/2024	$12,822	$12,522	$11,149
7/31/2024	$13,088	$12,745	$11,409
8/31/2024	$13,186	$12,845	$11,573
9/30/2024	$13,384	$13,038	$11,728
10/31/2024	$13,126	$12,804	$11,437
11/30/2024	$13,205	$12,866	$11,558
12/31/2024	$12,989	$12,663	$11,369
1/31/2025	$13,183	$12,827	$11,430
2/28/2025	$13,495	$13,106	$11,681
3/31/2025	$13,605	$13,190	$11,685
4/30/2025	$13,604	$13,206	$11,731
5/31/2025	$13,540	$13,128	$11,647
6/30/2025	$13,708	$13,254	$11,826
7/31/2025	$13,730	$13,270	$11,795
8/31/2025	$13,986	$13,474	$11,936
9/30/2025	$14,029	$13,532	$12,067
10/31/2025	$14,099	$13,580	$12,142
11/30/2025	$14,135	$13,605	$12,217
12/31/2025	$14,055	$13,550	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.21%	1.51%	3.46%
Bloomberg US Treasury Inflation Protected Securities Index (Benchmark)	7.01%	1.12%	3.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$374,324,375
  # of Portfolio Holdings280
  Total Advisory Fees Paid$1,424,929
  Portfolio Turnover Rate189%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(28.6%)
Derivatives	1.1%
Others (each less than 3.0%)	0.9%
Foreign Government Bonds & Notes	5.7%
Asset-Backed Securities	6.4%
Mortgage-Backed Securities	21.2%
U.S. Treasury Obligations	93.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to and security selection within securitized credit sectors – Non-Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset Backed Securities – was the main driver of positive performance.

+ The duration overweight and curve positioning contributed to performance as the curve steepened.

+ Security selection within Investment Grade Credit was also a contributor to performance as the Fund underweighted industrials in favor of financials.

Top detractors from performance:

- Security Selection in Agency Mortgage-Backed Securities detracted from performance as portfolio mortgages underperformed benchmark mortgages in the current low-volatility environment.

- The Fund’s underweight to Investment Grade Credit negatively impacted performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Intermediate Bond (Class I)	Bloomberg US Aggregate Bond Index
11/1/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$10,021	$10,030
12/31/2021	$9,984	$10,004
1/31/2022	$9,791	$9,788
2/28/2022	$9,680	$9,679
3/31/2022	$9,398	$9,410
4/30/2022	$9,089	$9,053
5/31/2022	$9,113	$9,112
6/30/2022	$8,975	$8,969
7/31/2022	$9,155	$9,188
8/31/2022	$8,928	$8,928
9/30/2022	$8,581	$8,542
10/31/2022	$8,447	$8,432
11/30/2022	$8,727	$8,742
12/31/2022	$8,688	$8,702
1/31/2023	$8,968	$8,970
2/28/2023	$8,767	$8,738
3/31/2023	$8,974	$8,960
4/30/2023	$9,021	$9,014
5/31/2023	$8,917	$8,916
6/30/2023	$8,887	$8,885
7/31/2023	$8,879	$8,878
8/31/2023	$8,833	$8,822
9/30/2023	$8,625	$8,597
10/31/2023	$8,485	$8,462
11/30/2023	$8,856	$8,845
12/31/2023	$9,187	$9,184
1/31/2024	$9,198	$9,158
2/29/2024	$9,081	$9,029
3/31/2024	$9,161	$9,112
4/30/2024	$8,949	$8,882
5/31/2024	$9,098	$9,033
6/30/2024	$9,189	$9,118
7/31/2024	$9,404	$9,331
8/31/2024	$9,531	$9,465
9/30/2024	$9,657	$9,592
10/31/2024	$9,427	$9,354
11/30/2024	$9,533	$9,453
12/31/2024	$9,381	$9,298
1/31/2025	$9,433	$9,348
2/28/2025	$9,647	$9,553
3/31/2025	$9,658	$9,557
4/30/2025	$9,680	$9,595
5/31/2025	$9,600	$9,526
6/30/2025	$9,754	$9,672
7/31/2025	$9,731	$9,647
8/31/2025	$9,848	$9,762
9/30/2025	$9,953	$9,869
10/31/2025	$10,009	$9,930
11/30/2025	$10,081	$9,992
12/31/2025	$10,045	$9,977

Average Annual Total Returns (%)

Fund	1 Year	Since Inception November 1, 2021
Class I	7.08%	0.11%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$797,755,222
  # of Portfolio Holdings580
  Total Advisory Fees Paid$2,591,055
  Portfolio Turnover Rate107%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
37.2%
Mortgage-Backed Securities
27.2%
Corporate Bonds & Notes
22.2%
Asset-Backed Securities
11.4%
Others (each less than 3.0%)
1.5%
Other Assets and Liabilities, Net
0.5%
0
20
40

Value	Value
Other Assets and Liabilities, Net	0.5%
Others (each less than 3.0%)	1.5%
Asset-Backed Securities	11.4%
Corporate Bonds & Notes	22.2%
Mortgage-Backed Securities	27.2%
U.S. Treasury Obligations	37.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.45%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to and security selection within securitized credit sectors – Non-Agency Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Asset Backed Securities – was the main driver of positive performance.

+ The duration overweight and curve positioning contributed to performance as the curve steepened.

+ Security selection within Investment Grade Credit was also a contributor to performance as the Fund underweighted industrials in favor of financials.

Top detractors from performance:

- Security Selection in Agency Mortgage-Backed Securities detracted from performance as portfolio mortgages underperformed benchmark mortgages in the current low-volatility environment.

- The Fund’s underweight to Investment Grade Credit negatively impacted performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Intermediate Bond (Class P)	Bloomberg US Aggregate Bond Index
10/23/2020	$10,000	$10,000
10/31/2020	$9,992	$10,001
11/30/2020	$10,126	$10,099
12/31/2020	$10,157	$10,113
1/31/2021	$10,078	$10,041
2/28/2021	$9,939	$9,896
3/31/2021	$9,832	$9,772
4/30/2021	$9,911	$9,849
5/31/2021	$9,945	$9,882
6/30/2021	$10,016	$9,951
7/31/2021	$10,114	$10,062
8/31/2021	$10,095	$10,043
9/30/2021	$10,013	$9,956
10/31/2021	$9,997	$9,953
11/30/2021	$10,019	$9,983
12/31/2021	$9,984	$9,957
1/31/2022	$9,792	$9,743
2/28/2022	$9,683	$9,634
3/31/2022	$9,403	$9,366
4/30/2022	$9,095	$9,011
5/31/2022	$9,120	$9,069
6/30/2022	$8,983	$8,927
7/31/2022	$9,166	$9,145
8/31/2022	$8,940	$8,887
9/30/2022	$8,594	$8,503
10/31/2022	$8,461	$8,392
11/30/2022	$8,743	$8,701
12/31/2022	$8,706	$8,662
1/31/2023	$8,987	$8,928
2/28/2023	$8,788	$8,697
3/31/2023	$8,996	$8,918
4/30/2023	$9,045	$8,972
5/31/2023	$8,942	$8,875
6/30/2023	$8,914	$8,843
7/31/2023	$8,907	$8,837
8/31/2023	$8,862	$8,781
9/30/2023	$8,655	$8,557
10/31/2023	$8,517	$8,422
11/30/2023	$8,890	$8,804
12/31/2023	$9,224	$9,141
1/31/2024	$9,236	$9,116
2/29/2024	$9,120	$8,987
3/31/2024	$9,202	$9,070
4/30/2024	$8,991	$8,841
5/31/2024	$9,142	$8,991
6/30/2024	$9,235	$9,076
7/31/2024	$9,453	$9,288
8/31/2024	$9,581	$9,421
9/30/2024	$9,710	$9,547
10/31/2024	$9,480	$9,311
11/30/2024	$9,588	$9,409
12/31/2024	$9,437	$9,255
1/31/2025	$9,491	$9,304
2/28/2025	$9,708	$9,509
3/31/2025	$9,721	$9,512
4/30/2025	$9,744	$9,550
5/31/2025	$9,666	$9,481
6/30/2025	$9,823	$9,627
7/31/2025	$9,801	$9,602
8/31/2025	$9,921	$9,717
9/30/2025	$10,028	$9,823
10/31/2025	$10,086	$9,884
11/30/2025	$10,160	$9,945
12/31/2025	$10,125	$9,931

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 23, 2020
Class P	7.29%	(0.06%)	0.24%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	(0.13%)

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$797,755,222
  # of Portfolio Holdings580
  Total Advisory Fees Paid$2,591,055
  Portfolio Turnover Rate107%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Others (each less than 3.0%)	1.5%
Asset-Backed Securities	11.4%
Corporate Bonds & Notes	22.2%
Mortgage-Backed Securities	27.2%
U.S. Treasury Obligations	37.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to its benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade corporate bonds and a corresponding underweight to Treasuries also contributed as these bonds outperformed Treasuries.

+ Security selection in individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from performance.

- An out-of-benchmark allocation to Treasury Inflation Protected Securities (“TIPS”) detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Short Duration Bond (Class I)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,011	$10,052	$10,138
2/29/2016	$10,005	$10,061	$10,210
3/31/2016	$10,073	$10,098	$10,303
4/30/2016	$10,111	$10,112	$10,343
5/31/2016	$10,114	$10,104	$10,345
6/30/2016	$10,169	$10,165	$10,531
7/31/2016	$10,184	$10,167	$10,598
8/31/2016	$10,179	$10,156	$10,586
9/30/2016	$10,195	$10,168	$10,580
10/31/2016	$10,193	$10,164	$10,499
11/30/2016	$10,150	$10,122	$10,250
12/31/2016	$10,169	$10,128	$10,265
1/31/2017	$10,189	$10,147	$10,285
2/28/2017	$10,211	$10,164	$10,354
3/31/2017	$10,221	$10,169	$10,349
4/30/2017	$10,244	$10,188	$10,428
5/31/2017	$10,267	$10,205	$10,509
6/30/2017	$10,267	$10,201	$10,498
7/31/2017	$10,293	$10,227	$10,543
8/31/2017	$10,309	$10,248	$10,638
9/30/2017	$10,304	$10,235	$10,587
10/31/2017	$10,305	$10,233	$10,593
11/30/2017	$10,289	$10,210	$10,580
12/31/2017	$10,297	$10,214	$10,628
1/31/2018	$10,280	$10,187	$10,506
2/28/2018	$10,269	$10,177	$10,406
3/31/2018	$10,271	$10,193	$10,473
4/30/2018	$10,273	$10,183	$10,395
5/31/2018	$10,303	$10,221	$10,469
6/30/2018	$10,303	$10,222	$10,456
7/31/2018	$10,317	$10,227	$10,459
8/31/2018	$10,352	$10,263	$10,526
9/30/2018	$10,354	$10,256	$10,458
10/31/2018	$10,353	$10,267	$10,376
11/30/2018	$10,369	$10,297	$10,438
12/31/2018	$10,414	$10,377	$10,630
1/31/2019	$10,472	$10,418	$10,742
2/28/2019	$10,496	$10,434	$10,736
3/31/2019	$10,568	$10,502	$10,942
4/30/2019	$10,600	$10,526	$10,945
5/31/2019	$10,665	$10,599	$11,139
6/30/2019	$10,721	$10,658	$11,279
7/31/2019	$10,722	$10,652	$11,304
8/31/2019	$10,794	$10,737	$11,597
9/30/2019	$10,794	$10,732	$11,535
10/31/2019	$10,827	$10,769	$11,570
11/30/2019	$10,830	$10,769	$11,564
12/31/2019	$10,854	$10,795	$11,556
1/31/2020	$10,921	$10,855	$11,778
2/29/2020	$10,988	$10,943	$11,990
3/31/2020	$10,662	$10,977	$11,920
4/30/2020	$10,859	$11,047	$12,132
5/31/2020	$10,981	$11,084	$12,188
6/30/2020	$11,083	$11,106	$12,265
7/31/2020	$11,139	$11,127	$12,448
8/31/2020	$11,169	$11,131	$12,348
9/30/2020	$11,177	$11,132	$12,341
10/31/2020	$11,186	$11,134	$12,286
11/30/2020	$11,228	$11,145	$12,406
12/31/2020	$11,259	$11,155	$12,424
1/31/2021	$11,278	$11,159	$12,334
2/28/2021	$11,279	$11,155	$12,156
3/31/2021	$11,262	$11,150	$12,005
4/30/2021	$11,277	$11,159	$12,099
5/31/2021	$11,289	$11,172	$12,139
6/30/2021	$11,276	$11,155	$12,224
7/31/2021	$11,290	$11,174	$12,361
8/31/2021	$11,287	$11,174	$12,337
9/30/2021	$11,280	$11,165	$12,231
10/31/2021	$11,243	$11,128	$12,227
11/30/2021	$11,225	$11,119	$12,263
12/31/2021	$11,208	$11,102	$12,232
1/31/2022	$11,131	$11,023	$11,968
2/28/2022	$11,070	$10,975	$11,835
3/31/2022	$10,922	$10,826	$11,506
4/30/2022	$10,833	$10,768	$11,069
5/31/2022	$10,862	$10,834	$11,141
6/30/2022	$10,772	$10,758	$10,966
7/31/2022	$10,844	$10,814	$11,234
8/31/2022	$10,775	$10,730	$10,917
9/30/2022	$10,604	$10,599	$10,445
10/31/2022	$10,558	$10,585	$10,310
11/30/2022	$10,663	$10,673	$10,689
12/31/2022	$10,695	$10,693	$10,641
1/31/2023	$10,825	$10,779	$10,968
2/28/2023	$10,748	$10,699	$10,684
3/31/2023	$10,852	$10,854	$10,956
4/30/2023	$10,897	$10,891	$11,022
5/31/2023	$10,865	$10,858	$10,902
6/30/2023	$10,829	$10,814	$10,863
7/31/2023	$10,887	$10,859	$10,856
8/31/2023	$10,922	$10,898	$10,786
9/30/2023	$10,910	$10,893	$10,512
10/31/2023	$10,925	$10,927	$10,346
11/30/2023	$11,072	$11,054	$10,815
12/31/2023	$11,216	$11,186	$11,229
1/31/2024	$11,282	$11,230	$11,198
2/29/2024	$11,247	$11,189	$11,040
3/31/2024	$11,299	$11,233	$11,142
4/30/2024	$11,268	$11,196	$10,860
5/31/2024	$11,351	$11,277	$11,044
6/30/2024	$11,411	$11,340	$11,149
7/31/2024	$11,544	$11,475	$11,409
8/31/2024	$11,648	$11,579	$11,573
9/30/2024	$11,746	$11,676	$11,728
10/31/2024	$11,687	$11,610	$11,437
11/30/2024	$11,737	$11,649	$11,558
12/31/2024	$11,763	$11,673	$11,369
1/31/2025	$11,818	$11,727	$11,430
2/28/2025	$11,910	$11,809	$11,681
3/31/2025	$11,949	$11,863	$11,685
4/30/2025	$12,017	$11,953	$11,731
5/31/2025	$12,017	$11,937	$11,647
6/30/2025	$12,102	$12,014	$11,826
7/31/2025	$12,111	$12,011	$11,795
8/31/2025	$12,219	$12,117	$11,936
9/30/2025	$12,261	$12,157	$12,067
10/31/2025	$12,298	$12,198	$12,142
11/30/2025	$12,350	$12,255	$12,217
12/31/2025	$12,400	$12,297	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.42%	1.95%	2.17%
Bloomberg 1-3 Year US Government/Credit Bond Index (Benchmark)	5.35%	1.97%	2.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,322,765,858
  # of Portfolio Holdings801
  Total Advisory Fees Paid$4,981,273
  Portfolio Turnover Rate118%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
39.9%
Asset-Backed Securities
21.3%
U.S. Treasury Obligations
17.4%
Mortgage-Backed Securities
16.7%
Others (each less than 3.0%)
4.7%
Derivatives
0.0%
Other Assets and Liabilities, Net
(0.0%)
0
20
40

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	0.0%
Others (each less than 3.0%)	4.7%
Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	39.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.45%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Asset allocation (relative to its benchmark index, the Bloomberg US 1-3 Year Government/Credit Bond Index) contributed to performance, aided by out-of-benchmark allocations to the securitized sectors, including mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

+ An overweight allocation to investment-grade corporate bonds and a corresponding underweight to Treasuries also contributed as these bonds outperformed Treasuries.

+ Security selection in individual corporate names in the A rated and BBB rated credits outperformed the benchmark.

Top detractors from performance:

- Duration management detracted from performance.

- An out-of-benchmark allocation to Treasury Inflation Protected Securities (“TIPS”) detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Short Duration Bond (Class P)	Bloomberg 1-3 Year US Government/Credit Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,012	$10,052	$10,138
2/29/2016	$10,009	$10,061	$10,210
3/31/2016	$10,078	$10,098	$10,303
4/30/2016	$10,118	$10,112	$10,343
5/31/2016	$10,122	$10,104	$10,345
6/30/2016	$10,179	$10,165	$10,531
7/31/2016	$10,196	$10,167	$10,598
8/31/2016	$10,192	$10,156	$10,586
9/30/2016	$10,210	$10,168	$10,580
10/31/2016	$10,210	$10,164	$10,499
11/30/2016	$10,168	$10,122	$10,250
12/31/2016	$10,189	$10,128	$10,265
1/31/2017	$10,211	$10,147	$10,285
2/28/2017	$10,234	$10,164	$10,354
3/31/2017	$10,247	$10,169	$10,349
4/30/2017	$10,271	$10,188	$10,428
5/31/2017	$10,296	$10,205	$10,509
6/30/2017	$10,297	$10,201	$10,498
7/31/2017	$10,325	$10,227	$10,543
8/31/2017	$10,343	$10,248	$10,638
9/30/2017	$10,340	$10,235	$10,587
10/31/2017	$10,343	$10,233	$10,593
11/30/2017	$10,329	$10,210	$10,580
12/31/2017	$10,338	$10,214	$10,628
1/31/2018	$10,322	$10,187	$10,506
2/28/2018	$10,313	$10,177	$10,406
3/31/2018	$10,317	$10,193	$10,473
4/30/2018	$10,321	$10,183	$10,395
5/31/2018	$10,353	$10,221	$10,469
6/30/2018	$10,354	$10,222	$10,456
7/31/2018	$10,370	$10,227	$10,459
8/31/2018	$10,407	$10,263	$10,526
9/30/2018	$10,411	$10,256	$10,458
10/31/2018	$10,412	$10,267	$10,376
11/30/2018	$10,429	$10,297	$10,438
12/31/2018	$10,476	$10,377	$10,630
1/31/2019	$10,536	$10,418	$10,742
2/28/2019	$10,562	$10,434	$10,736
3/31/2019	$10,636	$10,502	$10,942
4/30/2019	$10,670	$10,526	$10,945
5/31/2019	$10,738	$10,599	$11,139
6/30/2019	$10,796	$10,658	$11,279
7/31/2019	$10,799	$10,652	$11,304
8/31/2019	$10,874	$10,737	$11,597
9/30/2019	$10,875	$10,732	$11,535
10/31/2019	$10,910	$10,769	$11,570
11/30/2019	$10,915	$10,769	$11,564
12/31/2019	$10,941	$10,795	$11,556
1/31/2020	$11,010	$10,855	$11,778
2/29/2020	$11,079	$10,943	$11,990
3/31/2020	$10,753	$10,977	$11,920
4/30/2020	$10,953	$11,047	$12,132
5/31/2020	$11,078	$11,084	$12,188
6/30/2020	$11,183	$11,106	$12,265
7/31/2020	$11,241	$11,127	$12,448
8/31/2020	$11,274	$11,131	$12,348
9/30/2020	$11,284	$11,132	$12,341
10/31/2020	$11,294	$11,134	$12,286
11/30/2020	$11,339	$11,145	$12,406
12/31/2020	$11,372	$11,155	$12,424
1/31/2021	$11,393	$11,159	$12,334
2/28/2021	$11,395	$11,155	$12,156
3/31/2021	$11,380	$11,150	$12,005
4/30/2021	$11,398	$11,159	$12,099
5/31/2021	$11,412	$11,172	$12,139
6/30/2021	$11,400	$11,155	$12,224
7/31/2021	$11,417	$11,174	$12,361
8/31/2021	$11,416	$11,174	$12,337
9/30/2021	$11,410	$11,165	$12,231
10/31/2021	$11,374	$11,128	$12,227
11/30/2021	$11,358	$11,119	$12,263
12/31/2021	$11,343	$11,102	$12,232
1/31/2022	$11,267	$11,023	$11,968
2/28/2022	$11,207	$10,975	$11,835
3/31/2022	$11,059	$10,826	$11,506
4/30/2022	$10,970	$10,768	$11,069
5/31/2022	$11,002	$10,834	$11,141
6/30/2022	$10,913	$10,758	$10,966
7/31/2022	$10,988	$10,814	$11,234
8/31/2022	$10,919	$10,730	$10,917
9/30/2022	$10,748	$10,599	$10,445
10/31/2022	$10,703	$10,585	$10,310
11/30/2022	$10,811	$10,673	$10,689
12/31/2022	$10,846	$10,693	$10,641
1/31/2023	$10,979	$10,779	$10,968
2/28/2023	$10,903	$10,699	$10,684
3/31/2023	$11,010	$10,854	$10,956
4/30/2023	$11,057	$10,891	$11,022
5/31/2023	$11,027	$10,858	$10,902
6/30/2023	$10,993	$10,814	$10,863
7/31/2023	$11,053	$10,859	$10,856
8/31/2023	$11,090	$10,898	$10,786
9/30/2023	$11,080	$10,893	$10,512
10/31/2023	$11,097	$10,927	$10,346
11/30/2023	$11,249	$11,054	$10,815
12/31/2023	$11,397	$11,186	$11,229
1/31/2024	$11,465	$11,230	$11,198
2/29/2024	$11,432	$11,189	$11,040
3/31/2024	$11,486	$11,233	$11,142
4/30/2024	$11,458	$11,196	$10,860
5/31/2024	$11,543	$11,277	$11,044
6/30/2024	$11,606	$11,340	$11,149
7/31/2024	$11,744	$11,475	$11,409
8/31/2024	$11,852	$11,579	$11,573
9/30/2024	$11,953	$11,676	$11,728
10/31/2024	$11,895	$11,610	$11,437
11/30/2024	$11,948	$11,649	$11,558
12/31/2024	$11,976	$11,673	$11,369
1/31/2025	$12,034	$11,727	$11,430
2/28/2025	$12,130	$11,809	$11,681
3/31/2025	$12,172	$11,863	$11,685
4/30/2025	$12,243	$11,953	$11,731
5/31/2025	$12,245	$11,937	$11,647
6/30/2025	$12,334	$12,014	$11,826
7/31/2025	$12,345	$12,011	$11,795
8/31/2025	$12,457	$12,117	$11,936
9/30/2025	$12,503	$12,157	$12,067
10/31/2025	$12,542	$12,198	$12,142
11/30/2025	$12,598	$12,255	$12,217
12/31/2025	$12,651	$12,297	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	5.63%	2.15%	2.38%
Bloomberg 1-3 Year US Government/Credit Bond Index (Benchmark)	5.35%	1.97%	2.09%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,322,765,858
  # of Portfolio Holdings801
  Total Advisory Fees Paid$4,981,273
  Portfolio Turnover Rate118%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	0.0%
Others (each less than 3.0%)	4.7%
Mortgage-Backed Securities	16.7%
U.S. Treasury Obligations	17.4%
Asset-Backed Securities	21.3%
Corporate Bonds & Notes	39.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.06%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Curve positioning in the United States, including an overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to the intermediate portion of the curve contributed to performance as yields fell, thus increasing domestic bond prices.

+ Long exposure to securitized credit, namely agency and non-agency mortgage-backed securities, contributed to the Fund’s performance as spreads tightened amid continued strong demand from a broad base of buyers.

+ Long exposure to emerging market currencies contributed to performance, including the Brazilian Real (as the currency appreciated following rate increases by Brazil’s central bank) and the Turkish Lira (as local yields remained high).

Top detractors from performance:

- Short exposure to select emerging market currencies in Asia detracted, particularly the New Taiwanese dollar and the Singaporean dollar as both appreciated relative to the U.S. dollar during the reporting period.

- Long exposure to U.S. Treasury Inflation Protected Securities detracted from performance as long run inflation expectations fell.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Total Return (Class I)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,104	$10,138
2/29/2016	$10,074	$10,210
3/31/2016	$10,216	$10,303
4/30/2016	$10,268	$10,343
5/31/2016	$10,290	$10,345
6/30/2016	$10,425	$10,531
7/31/2016	$10,528	$10,598
8/31/2016	$10,509	$10,586
9/30/2016	$10,544	$10,580
10/31/2016	$10,485	$10,499
11/30/2016	$10,230	$10,250
12/31/2016	$10,287	$10,265
1/31/2017	$10,353	$10,285
2/28/2017	$10,430	$10,354
3/31/2017	$10,434	$10,349
4/30/2017	$10,504	$10,428
5/31/2017	$10,584	$10,509
6/30/2017	$10,606	$10,498
7/31/2017	$10,667	$10,543
8/31/2017	$10,790	$10,638
9/30/2017	$10,759	$10,587
10/31/2017	$10,744	$10,593
11/30/2017	$10,715	$10,580
12/31/2017	$10,773	$10,628
1/31/2018	$10,664	$10,506
2/28/2018	$10,588	$10,406
3/31/2018	$10,632	$10,473
4/30/2018	$10,545	$10,395
5/31/2018	$10,583	$10,469
6/30/2018	$10,597	$10,456
7/31/2018	$10,634	$10,459
8/31/2018	$10,662	$10,526
9/30/2018	$10,611	$10,458
10/31/2018	$10,573	$10,376
11/30/2018	$10,590	$10,438
12/31/2018	$10,708	$10,630
1/31/2019	$10,845	$10,742
2/28/2019	$10,864	$10,736
3/31/2019	$11,030	$10,942
4/30/2019	$11,053	$10,945
5/31/2019	$11,249	$11,139
6/30/2019	$11,373	$11,279
7/31/2019	$11,368	$11,304
8/31/2019	$11,676	$11,597
9/30/2019	$11,631	$11,535
10/31/2019	$11,670	$11,570
11/30/2019	$11,640	$11,564
12/31/2019	$11,617	$11,556
1/31/2020	$11,888	$11,778
2/29/2020	$12,051	$11,990
3/31/2020	$11,793	$11,920
4/30/2020	$12,033	$12,132
5/31/2020	$12,136	$12,188
6/30/2020	$12,287	$12,265
7/31/2020	$12,477	$12,448
8/31/2020	$12,456	$12,348
9/30/2020	$12,465	$12,341
10/31/2020	$12,418	$12,286
11/30/2020	$12,560	$12,406
12/31/2020	$12,586	$12,424
1/31/2021	$12,527	$12,334
2/28/2021	$12,358	$12,156
3/31/2021	$12,201	$12,005
4/30/2021	$12,308	$12,099
5/31/2021	$12,350	$12,139
6/30/2021	$12,449	$12,224
7/31/2021	$12,563	$12,361
8/31/2021	$12,550	$12,337
9/30/2021	$12,458	$12,231
10/31/2021	$12,424	$12,227
11/30/2021	$12,443	$12,263
12/31/2021	$12,443	$12,232
1/31/2022	$12,231	$11,968
2/28/2022	$12,097	$11,835
3/31/2022	$11,694	$11,506
4/30/2022	$11,231	$11,069
5/31/2022	$11,279	$11,141
6/30/2022	$11,038	$10,966
7/31/2022	$11,275	$11,234
8/31/2022	$10,984	$10,917
9/30/2022	$10,514	$10,445
10/31/2022	$10,325	$10,310
11/30/2022	$10,720	$10,689
12/31/2022	$10,699	$10,641
1/31/2023	$11,065	$10,968
2/28/2023	$10,790	$10,684
3/31/2023	$11,017	$10,956
4/30/2023	$11,087	$11,022
5/31/2023	$10,994	$10,902
6/30/2023	$10,962	$10,863
7/31/2023	$10,994	$10,856
8/31/2023	$10,925	$10,786
9/30/2023	$10,653	$10,512
10/31/2023	$10,455	$10,346
11/30/2023	$10,960	$10,815
12/31/2023	$11,399	$11,229
1/31/2024	$11,418	$11,198
2/29/2024	$11,276	$11,040
3/31/2024	$11,394	$11,142
4/30/2024	$11,121	$10,860
5/31/2024	$11,336	$11,044
6/30/2024	$11,434	$11,149
7/31/2024	$11,710	$11,409
8/31/2024	$11,852	$11,573
9/30/2024	$12,023	$11,728
10/31/2024	$11,734	$11,437
11/30/2024	$11,890	$11,558
12/31/2024	$11,707	$11,369
1/31/2025	$11,819	$11,430
2/28/2025	$12,109	$11,681
3/31/2025	$12,107	$11,685
4/30/2025	$12,107	$11,731
5/31/2025	$12,033	$11,647
6/30/2025	$12,248	$11,826
7/31/2025	$12,226	$11,795
8/31/2025	$12,399	$11,936
9/30/2025	$12,558	$12,067
10/31/2025	$12,684	$12,142
11/30/2025	$12,769	$12,217
12/31/2025	$12,759	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	8.98%	0.27%	2.47%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,774,768,161
  # of Portfolio Holdings1,208
  Total Advisory Fees Paid$6,787,230
  Portfolio Turnover Rate570%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(39.7%)
Derivatives	0.2%
Others (each less than 3.0%)	2.1%
Foreign Government Bonds & Notes	8.3%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	34.9%
Mortgage-Backed Securities	59.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio

  Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Total Return Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.86%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Curve positioning in the United States, including an overweight (relative to its benchmark index, the Bloomberg US Aggregate Bond Index) to the intermediate portion of the curve contributed to performance as yields fell, thus increasing domestic bond prices.

+ Long exposure to securitized credit, namely agency and non-agency mortgage-backed securities, contributed to the Fund’s performance as spreads tightened amid continued strong demand from a broad base of buyers.

+ Long exposure to emerging market currencies contributed to performance, including the Brazilian Real (as the currency appreciated following rate increases by Brazil’s central bank) and the Turkish Lira (as local yields remained high).

Top detractors from performance:

- Short exposure to select emerging market currencies in Asia detracted, particularly the New Taiwanese dollar and the Singaporean dollar as both appreciated relative to the U.S. dollar during the reporting period.

- Long exposure to U.S. Treasury Inflation Protected Securities detracted from performance as long run inflation expectations fell.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Total Return (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,106	$10,138
2/29/2016	$10,077	$10,210
3/31/2016	$10,221	$10,303
4/30/2016	$10,275	$10,343
5/31/2016	$10,299	$10,345
6/30/2016	$10,435	$10,531
7/31/2016	$10,541	$10,598
8/31/2016	$10,523	$10,586
9/30/2016	$10,560	$10,580
10/31/2016	$10,503	$10,499
11/30/2016	$10,248	$10,250
12/31/2016	$10,308	$10,265
1/31/2017	$10,375	$10,285
2/28/2017	$10,454	$10,354
3/31/2017	$10,460	$10,349
4/30/2017	$10,532	$10,428
5/31/2017	$10,614	$10,509
6/30/2017	$10,638	$10,498
7/31/2017	$10,701	$10,543
8/31/2017	$10,826	$10,638
9/30/2017	$10,797	$10,587
10/31/2017	$10,783	$10,593
11/30/2017	$10,756	$10,580
12/31/2017	$10,816	$10,628
1/31/2018	$10,709	$10,506
2/28/2018	$10,633	$10,406
3/31/2018	$10,680	$10,473
4/30/2018	$10,594	$10,395
5/31/2018	$10,634	$10,469
6/30/2018	$10,650	$10,456
7/31/2018	$10,689	$10,459
8/31/2018	$10,719	$10,526
9/30/2018	$10,670	$10,458
10/31/2018	$10,633	$10,376
11/30/2018	$10,652	$10,438
12/31/2018	$10,772	$10,630
1/31/2019	$10,912	$10,742
2/28/2019	$10,932	$10,736
3/31/2019	$11,102	$10,942
4/30/2019	$11,126	$10,945
5/31/2019	$11,326	$11,139
6/30/2019	$11,453	$11,279
7/31/2019	$11,450	$11,304
8/31/2019	$11,762	$11,597
9/30/2019	$11,718	$11,535
10/31/2019	$11,760	$11,570
11/30/2019	$11,731	$11,564
12/31/2019	$11,710	$11,556
1/31/2020	$11,986	$11,778
2/29/2020	$12,152	$11,990
3/31/2020	$11,894	$11,920
4/30/2020	$12,137	$12,132
5/31/2020	$12,243	$12,188
6/30/2020	$12,398	$12,265
7/31/2020	$12,591	$12,448
8/31/2020	$12,572	$12,348
9/30/2020	$12,584	$12,341
10/31/2020	$12,538	$12,286
11/30/2020	$12,684	$12,406
12/31/2020	$12,712	$12,424
1/31/2021	$12,655	$12,334
2/28/2021	$12,486	$12,156
3/31/2021	$12,329	$12,005
4/30/2021	$12,440	$12,099
5/31/2021	$12,484	$12,139
6/30/2021	$12,586	$12,224
7/31/2021	$12,704	$12,361
8/31/2021	$12,693	$12,337
9/30/2021	$12,602	$12,231
10/31/2021	$12,570	$12,227
11/30/2021	$12,591	$12,263
12/31/2021	$12,593	$12,232
1/31/2022	$12,381	$11,968
2/28/2022	$12,246	$11,835
3/31/2022	$11,841	$11,506
4/30/2022	$11,373	$11,069
5/31/2022	$11,425	$11,141
6/30/2022	$11,182	$10,966
7/31/2022	$11,425	$11,234
8/31/2022	$11,132	$10,917
9/30/2022	$10,657	$10,445
10/31/2022	$10,467	$10,310
11/30/2022	$10,869	$10,689
12/31/2022	$10,849	$10,641
1/31/2023	$11,222	$10,968
2/28/2023	$10,946	$10,684
3/31/2023	$11,178	$10,956
4/30/2023	$11,250	$11,022
5/31/2023	$11,158	$10,902
6/30/2023	$11,127	$10,863
7/31/2023	$11,161	$10,856
8/31/2023	$11,094	$10,786
9/30/2023	$10,819	$10,512
10/31/2023	$10,620	$10,346
11/30/2023	$11,135	$10,815
12/31/2023	$11,583	$11,229
1/31/2024	$11,604	$11,198
2/29/2024	$11,462	$11,040
3/31/2024	$11,583	$11,142
4/30/2024	$11,307	$10,860
5/31/2024	$11,528	$11,044
6/30/2024	$11,629	$11,149
7/31/2024	$11,912	$11,409
8/31/2024	$12,059	$11,573
9/30/2024	$12,235	$11,728
10/31/2024	$11,943	$11,437
11/30/2024	$12,104	$11,558
12/31/2024	$11,919	$11,369
1/31/2025	$12,035	$11,430
2/28/2025	$12,333	$11,681
3/31/2025	$12,333	$11,685
4/30/2025	$12,334	$11,731
5/31/2025	$12,261	$11,647
6/30/2025	$12,482	$11,826
7/31/2025	$12,462	$11,795
8/31/2025	$12,641	$11,936
9/30/2025	$12,805	$12,067
10/31/2025	$12,936	$12,142
11/30/2025	$13,025	$12,217
12/31/2025	$13,016	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	9.20%	0.47%	2.67%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,774,768,161
  # of Portfolio Holdings1,208
  Total Advisory Fees Paid$6,787,230
  Portfolio Turnover Rate570%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(39.7%)
Derivatives	0.2%
Others (each less than 3.0%)	2.1%
Foreign Government Bonds & Notes	8.3%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	25.5%
Corporate Bonds & Notes	34.9%
Mortgage-Backed Securities	59.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the Fund changed its name from Managed Bond Portfolio to Total Return Portfolio

  Effective April 30, 2025, the advisory fee waiver of 0.015% was not renewed.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.04%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ South African debt holdings were the strongest contributor to Fund performance. The position benefited from a calmer political story, positive technicals and strong terms of trade.

+ Brazilian local government bond holdings contributed favorably in addition to selective Brazilian corporate bond positions.

+ The Fund’s longer end local government debt holdings in Mexico performed well, at times benefitting from the broader duration rally in conjunction with periods of USD weakness.

+ One of the Fund’s core exposures during the reporting period was Egyptian local treasury bills (EGP T-Bills), which continued to deliver positive results.

Top detractors from performance:

- Out of benchmark positions in United States and Europe  detracted from performance, as the Fund’s investment process employs derivative overlay positions as part of its broader management of macro and credit risks.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets Debt (Class I)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,831	$9,993
2/29/2016	$10,038	$10,140
3/31/2016	$10,783	$10,662
4/30/2016	$11,133	$10,878
5/31/2016	$10,921	$10,684
6/30/2016	$11,442	$11,077
7/31/2016	$11,698	$11,225
8/31/2016	$11,826	$11,343
9/30/2016	$12,082	$11,440
10/31/2016	$11,919	$11,359
11/30/2016	$11,447	$10,860
12/31/2016	$11,702	$11,004
1/31/2017	$12,029	$11,185
2/28/2017	$12,308	$11,379
3/31/2017	$12,388	$11,493
4/30/2017	$12,578	$11,638
5/31/2017	$12,619	$11,772
6/30/2017	$12,606	$11,792
7/31/2017	$12,793	$11,937
8/31/2017	$13,065	$12,118
9/30/2017	$13,110	$12,119
10/31/2017	$13,026	$12,035
11/30/2017	$13,039	$12,105
12/31/2017	$13,234	$12,228
1/31/2018	$13,538	$12,410
2/28/2018	$13,298	$12,242
3/31/2018	$13,352	$12,287
4/30/2018	$12,995	$12,081
5/31/2018	$12,611	$11,816
6/30/2018	$12,341	$11,640
7/31/2018	$12,692	$11,870
8/31/2018	$12,253	$11,519
9/30/2018	$12,516	$11,713
10/31/2018	$12,295	$11,528
11/30/2018	$12,369	$11,612
12/31/2018	$12,513	$11,743
1/31/2019	$13,213	$12,236
2/28/2019	$13,242	$12,277
3/31/2019	$13,255	$12,334
4/30/2019	$13,275	$12,369
5/31/2019	$13,262	$12,419
6/30/2019	$13,822	$12,878
7/31/2019	$13,749	$13,009
8/31/2019	$13,330	$12,934
9/30/2019	$13,325	$12,982
10/31/2019	$13,394	$13,154
11/30/2019	$13,194	$13,071
12/31/2019	$13,704	$13,380
1/31/2020	$13,675	$13,461
2/29/2020	$13,285	$13,265
3/31/2020	$10,892	$11,651
4/30/2020	$11,134	$12,048
5/31/2020	$12,052	$12,658
6/30/2020	$12,419	$12,944
7/31/2020	$12,974	$13,336
8/31/2020	$13,077	$13,384
9/30/2020	$12,782	$13,189
10/31/2020	$12,749	$13,218
11/30/2020	$13,442	$13,747
12/31/2020	$13,944	$14,060
1/31/2021	$13,626	$13,955
2/28/2021	$13,258	$13,706
3/31/2021	$12,989	$13,493
4/30/2021	$13,493	$13,722
5/31/2021	$13,753	$13,914
6/30/2021	$13,744	$13,931
7/31/2021	$13,704	$13,941
8/31/2021	$13,901	$14,056
9/30/2021	$13,464	$13,767
10/31/2021	$13,347	$13,686
11/30/2021	$13,007	$13,452
12/31/2021	$13,090	$13,603
1/31/2022	$12,976	$13,396
2/28/2022	$12,560	$12,663
3/31/2022	$12,793	$12,454
4/30/2022	$12,310	$11,885
5/31/2022	$12,407	$11,932
6/30/2022	$11,397	$11,384
7/31/2022	$11,442	$11,546
8/31/2022	$11,480	$11,511
9/30/2022	$10,943	$10,931
10/31/2022	$10,940	$10,831
11/30/2022	$11,727	$11,554
12/31/2022	$11,877	$11,708
1/31/2023	$12,377	$12,117
2/28/2023	$12,118	$11,836
3/31/2023	$12,272	$12,068
4/30/2023	$12,388	$12,159
5/31/2023	$12,393	$12,049
6/30/2023	$12,742	$12,313
7/31/2023	$12,888	$12,550
8/31/2023	$12,672	$12,356
9/30/2023	$12,347	$12,077
10/31/2023	$12,222	$11,952
11/30/2023	$12,879	$12,534
12/31/2023	$13,344	$12,995
1/31/2024	$13,278	$12,910
2/29/2024	$13,419	$12,959
3/31/2024	$13,738	$13,092
4/30/2024	$13,566	$12,869
5/31/2024	$13,670	$13,079
6/30/2024	$13,561	$13,099
7/31/2024	$13,858	$13,346
8/31/2024	$14,082	$13,661
9/30/2024	$14,414	$13,955
10/31/2024	$14,197	$13,621
11/30/2024	$14,356	$13,678
12/31/2024	$14,262	$13,501
1/31/2025	$14,527	$13,694
2/28/2025	$14,711	$13,867
3/31/2025	$14,632	$13,905
4/30/2025	$14,778	$14,023
5/31/2025	$14,931	$14,170
6/30/2025	$15,319	$14,482
7/31/2025	$15,408	$14,552
8/31/2025	$15,731	$14,798
9/30/2025	$15,973	$15,002
10/31/2025	$16,213	$15,161
11/30/2025	$16,339	$15,262
12/31/2025	$16,499	$15,399

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	15.68%	3.42%	5.13%
JPMorgan Emerging Markets Blended-Equal Weighted Index	14.05%	1.84%	4.41%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$256,904,235
  # of Portfolio Holdings230
  Total Advisory Fees Paid$1,381,704
  Portfolio Turnover Rate155%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.8%
Securities Lending Collateral	7.6%
Corporate Bonds & Notes	41.0%
Foreign Government Bonds & Notes	51.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	49.3%
Colombia	3.1%
Peru	3.4%
Nigeria	3.8%
Saudi Arabia	3.9%
Romania	4.1%
South Africa	7.0%
United States	7.6%
Brazil	8.2%
Mexico	10.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$91	0.84%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ South African debt holdings were the strongest contributor to Fund performance. The position benefited from a calmer political story, positive technicals and strong terms of trade.

+ Brazilian local government bond holdings contributed favorably in addition to selective Brazilian corporate bond positions.

+ The Fund’s longer end local government debt holdings in Mexico performed well, at times benefitting from the broader duration rally in conjunction with periods of USD weakness.

+ One of the Fund’s core exposures during the reporting period was Egyptian local treasury bills (EGP T-Bills), which continued to deliver positive results.

Top detractors from performance:

- Out of benchmark positions in United States and Europe  detracted from performance, as the Fund’s investment process employs derivative overlay positions as part of its broader management of macro and credit risks.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets Debt (Class P)	JPMorgan Emerging Markets Blended-Equal Weighted Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,833	$9,993
2/29/2016	$10,041	$10,140
3/31/2016	$10,788	$10,662
4/30/2016	$11,140	$10,878
5/31/2016	$10,930	$10,684
6/30/2016	$11,454	$11,077
7/31/2016	$11,712	$11,225
8/31/2016	$11,842	$11,343
9/30/2016	$12,100	$11,440
10/31/2016	$11,939	$11,359
11/30/2016	$11,468	$10,860
12/31/2016	$11,725	$11,004
1/31/2017	$12,054	$11,185
2/28/2017	$12,336	$11,379
3/31/2017	$12,418	$11,493
4/30/2017	$12,612	$11,638
5/31/2017	$12,654	$11,772
6/30/2017	$12,644	$11,792
7/31/2017	$12,833	$11,937
8/31/2017	$13,108	$12,118
9/30/2017	$13,156	$12,119
10/31/2017	$13,074	$12,035
11/30/2017	$13,088	$12,105
12/31/2017	$13,287	$12,228
1/31/2018	$13,595	$12,410
2/28/2018	$13,355	$12,242
3/31/2018	$13,412	$12,287
4/30/2018	$13,055	$12,081
5/31/2018	$12,671	$11,816
6/30/2018	$12,403	$11,640
7/31/2018	$12,757	$11,870
8/31/2018	$12,318	$11,519
9/30/2018	$12,585	$11,713
10/31/2018	$12,365	$11,528
11/30/2018	$12,440	$11,612
12/31/2018	$12,587	$11,743
1/31/2019	$13,294	$12,236
2/28/2019	$13,325	$12,277
3/31/2019	$13,340	$12,334
4/30/2019	$13,363	$12,369
5/31/2019	$13,352	$12,419
6/30/2019	$13,918	$12,878
7/31/2019	$13,848	$13,009
8/31/2019	$13,427	$12,934
9/30/2019	$13,424	$12,982
10/31/2019	$13,496	$13,154
11/30/2019	$13,297	$13,071
12/31/2019	$13,813	$13,380
1/31/2020	$13,786	$13,461
2/29/2020	$13,395	$13,265
3/31/2020	$10,984	$11,651
4/30/2020	$11,230	$12,048
5/31/2020	$12,158	$12,658
6/30/2020	$12,531	$12,944
7/31/2020	$13,093	$13,336
8/31/2020	$13,199	$13,384
9/30/2020	$12,904	$13,189
10/31/2020	$12,872	$13,218
11/30/2020	$13,574	$13,747
12/31/2020	$14,083	$14,060
1/31/2021	$13,765	$13,955
2/28/2021	$13,395	$13,706
3/31/2021	$13,126	$13,493
4/30/2021	$13,637	$13,722
5/31/2021	$13,903	$13,914
6/30/2021	$13,895	$13,931
7/31/2021	$13,858	$13,941
8/31/2021	$14,059	$14,056
9/30/2021	$13,619	$13,767
10/31/2021	$13,504	$13,686
11/30/2021	$13,161	$13,452
12/31/2021	$13,247	$13,603
1/31/2022	$13,135	$13,396
2/28/2022	$12,715	$12,663
3/31/2022	$12,953	$12,454
4/30/2022	$12,466	$11,885
5/31/2022	$12,567	$11,932
6/30/2022	$11,545	$11,384
7/31/2022	$11,593	$11,546
8/31/2022	$11,634	$11,511
9/30/2022	$11,091	$10,931
10/31/2022	$11,090	$10,831
11/30/2022	$11,890	$11,554
12/31/2022	$12,044	$11,708
1/31/2023	$12,554	$12,117
2/28/2023	$12,293	$11,836
3/31/2023	$12,451	$12,068
4/30/2023	$12,571	$12,159
5/31/2023	$12,578	$12,049
6/30/2023	$12,935	$12,313
7/31/2023	$13,085	$12,550
8/31/2023	$12,868	$12,356
9/30/2023	$12,540	$12,077
10/31/2023	$12,415	$11,952
11/30/2023	$13,084	$12,534
12/31/2023	$13,559	$12,995
1/31/2024	$13,495	$12,910
2/29/2024	$13,640	$12,959
3/31/2024	$13,967	$13,092
4/30/2024	$13,794	$12,869
5/31/2024	$13,902	$13,079
6/30/2024	$13,793	$13,099
7/31/2024	$14,098	$13,346
8/31/2024	$14,329	$13,661
9/30/2024	$14,669	$13,955
10/31/2024	$14,450	$13,621
11/30/2024	$14,614	$13,678
12/31/2024	$14,520	$13,501
1/31/2025	$14,792	$13,694
2/28/2025	$14,982	$13,867
3/31/2025	$14,904	$13,905
4/30/2025	$15,055	$14,023
5/31/2025	$15,214	$14,170
6/30/2025	$15,611	$14,482
7/31/2025	$15,705	$14,552
8/31/2025	$16,037	$14,798
9/30/2025	$16,286	$15,002
10/31/2025	$16,531	$15,161
11/30/2025	$16,662	$15,262
12/31/2025	$16,828	$15,399

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	15.89%	3.62%	5.34%
JPMorgan Emerging Markets Blended-Equal Weighted Index	14.05%	1.84%	4.41%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$256,904,235
  # of Portfolio Holdings230
  Total Advisory Fees Paid$1,381,704
  Portfolio Turnover Rate155%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.8%
Securities Lending Collateral	7.6%
Corporate Bonds & Notes	41.0%
Foreign Government Bonds & Notes	51.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.4%)
Derivatives	(0.0%)
Others (each less than 3.0%)	49.3%
Colombia	3.1%
Peru	3.4%
Nigeria	3.8%
Saudi Arabia	3.9%
Romania	4.1%
South Africa	7.0%
United States	7.6%
Brazil	8.2%
Mexico	10.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector benefited performance (relative to its benchmark index, the S&P 500 Index) as the interest rate cuts and a favorable regulatory environment boosted several of the Fund’s holdings.

+ JPMorgan Chase added value as the banking company demonstrated net interest income growth.

+ In the industrials and business services sector, stock selection contributed, particularly GE Aerospace which benefited from the ongoing post-pandemic aerospace recovery.

Top detractors from performance:

- An underweight allocation to the communication services sector weighed on relative returns due to a lack of companies that fit the Fund’s dividend growth mandate. Wireless network operator T-Mobile detracted on increased capital expenditures and challenging competitive pricing.

- A combination of an underweight relative to its benchmark index and stock selection in the information technology sector detracted as artificial intelligence enthusiasm pushed the segment higher.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Dividend Growth (Class I)	Nasdaq US Broad Dividend Achievers Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,603	$9,913	$9,504
2/29/2016	$9,629	$10,004	$9,491
3/31/2016	$10,222	$10,650	$10,135
4/30/2016	$10,335	$10,648	$10,174
5/31/2016	$10,534	$10,792	$10,357
6/30/2016	$10,678	$11,174	$10,384
7/31/2016	$10,962	$11,381	$10,766
8/31/2016	$10,967	$11,282	$10,782
9/30/2016	$10,911	$11,255	$10,784
10/31/2016	$10,676	$11,009	$10,587
11/30/2016	$11,008	$11,285	$10,979
12/31/2016	$11,146	$11,522	$11,196
1/31/2017	$11,314	$11,595	$11,408
2/28/2017	$11,678	$12,014	$11,861
3/31/2017	$11,698	$11,986	$11,875
4/30/2017	$11,879	$12,080	$11,997
5/31/2017	$12,110	$12,270	$12,166
6/30/2017	$12,186	$12,240	$12,242
7/31/2017	$12,332	$12,406	$12,494
8/31/2017	$12,370	$12,359	$12,532
9/30/2017	$12,550	$12,602	$12,790
10/31/2017	$12,836	$12,825	$13,089
11/30/2017	$13,255	$13,389	$13,490
12/31/2017	$13,272	$13,598	$13,640
1/31/2018	$13,897	$14,074	$14,421
2/28/2018	$13,379	$13,249	$13,890
3/31/2018	$13,154	$13,100	$13,537
4/30/2018	$13,184	$13,050	$13,589
5/31/2018	$13,303	$13,231	$13,916
6/30/2018	$13,458	$13,367	$14,002
7/31/2018	$13,973	$13,938	$14,523
8/31/2018	$14,299	$14,226	$14,996
9/30/2018	$14,438	$14,467	$15,081
10/31/2018	$13,729	$13,754	$14,050
11/30/2018	$14,272	$14,249	$14,337
12/31/2018	$13,101	$13,062	$13,042
1/31/2019	$13,984	$13,833	$14,087
2/28/2019	$14,504	$14,403	$14,540
3/31/2019	$14,799	$14,706	$14,822
4/30/2019	$15,315	$15,164	$15,422
5/31/2019	$14,789	$14,400	$14,442
6/30/2019	$15,689	$15,346	$15,460
7/31/2019	$15,884	$15,569	$15,682
8/31/2019	$15,905	$15,605	$15,434
9/30/2019	$16,061	$15,918	$15,723
10/31/2019	$16,173	$15,922	$16,063
11/30/2019	$16,681	$16,244	$16,646
12/31/2019	$17,115	$16,658	$17,149
1/31/2020	$17,142	$16,633	$17,142
2/29/2020	$15,744	$15,195	$15,731
3/31/2020	$13,875	$13,495	$13,788
4/30/2020	$15,196	$14,915	$15,555
5/31/2020	$15,977	$15,517	$16,296
6/30/2020	$16,081	$15,519	$16,620
7/31/2020	$16,973	$16,219	$17,558
8/31/2020	$17,771	$17,050	$18,820
9/30/2020	$17,373	$16,779	$18,105
10/31/2020	$16,956	$16,401	$17,623
11/30/2020	$18,802	$17,981	$19,552
12/31/2020	$19,415	$18,320	$20,304
1/31/2021	$18,905	$17,899	$20,099
2/28/2021	$19,390	$18,201	$20,653
3/31/2021	$20,364	$19,354	$21,558
4/30/2021	$21,487	$20,126	$22,708
5/31/2021	$21,696	$20,453	$22,867
6/30/2021	$21,826	$20,433	$23,401
7/31/2021	$22,487	$20,949	$23,956
8/31/2021	$22,992	$21,312	$24,685
9/30/2021	$21,940	$20,382	$23,537
10/31/2021	$23,395	$21,696	$25,186
11/30/2021	$22,939	$21,307	$25,011
12/31/2021	$24,424	$22,688	$26,132
1/31/2022	$23,197	$21,870	$24,780
2/28/2022	$22,522	$21,353	$24,038
3/31/2022	$23,214	$22,063	$24,931
4/30/2022	$21,928	$21,120	$22,757
5/31/2022	$21,971	$21,295	$22,798
6/30/2022	$20,619	$19,947	$20,916
7/31/2022	$22,167	$21,195	$22,845
8/31/2022	$21,420	$20,484	$21,913
9/30/2022	$19,746	$18,782	$19,895
10/31/2022	$21,422	$20,776	$21,506
11/30/2022	$22,781	$22,126	$22,708
12/31/2022	$21,861	$21,377	$21,399
1/31/2023	$22,585	$21,904	$22,744
2/28/2023	$21,967	$21,237	$22,189
3/31/2023	$22,278	$21,558	$23,004
4/30/2023	$22,727	$22,001	$23,363
5/31/2023	$22,056	$21,322	$23,464
6/30/2023	$23,332	$22,646	$25,015
7/31/2023	$23,955	$23,171	$25,818
8/31/2023	$23,444	$22,747	$25,407
9/30/2023	$22,492	$21,775	$24,196
10/31/2023	$22,177	$21,424	$23,687
11/30/2023	$23,914	$22,991	$25,850
12/31/2023	$24,773	$23,917	$27,025
1/31/2024	$24,968	$24,213	$27,479
2/29/2024	$26,066	$24,904	$28,946
3/31/2024	$26,759	$25,708	$29,878
4/30/2024	$25,902	$24,674	$28,657
5/31/2024	$26,877	$25,549	$30,078
6/30/2024	$27,167	$25,912	$31,157
7/31/2024	$27,948	$27,034	$31,537
8/31/2024	$28,748	$27,922	$32,302
9/30/2024	$28,940	$28,381	$32,992
10/31/2024	$28,123	$27,919	$32,692
11/30/2024	$29,667	$29,400	$34,611
12/31/2024	$28,053	$28,129	$33,786
1/31/2025	$29,235	$29,084	$34,727
2/28/2025	$29,612	$29,343	$34,274
3/31/2025	$28,676	$28,230	$32,343
4/30/2025	$28,263	$27,797	$32,124
5/31/2025	$29,337	$28,796	$34,146
6/30/2025	$30,159	$29,840	$35,882
7/31/2025	$30,160	$30,029	$36,687
8/31/2025	$30,761	$30,771	$37,431
9/30/2025	$31,327	$31,602	$38,797
10/31/2025	$31,408	$31,661	$39,706
11/30/2025	$32,189	$32,426	$39,803
12/31/2025	$32,091	$32,208	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	14.39%	10.57%	12.37%
Nasdaq US Broad Dividend Achievers Index (Benchmark)	14.50%	11.95%	12.41%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Nasdaq US Broad Dividend Achievers Index was added as a benchmark index during the reporting period. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$743,176,717
  # of Portfolio Holdings92
  Total Advisory Fees Paid$4,505,246
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
23.3%
Financial
21.7%
Consumer, Non-Cyclical
18.5%
Industrial
15.1%
Consumer, Cyclical
9.0%
Energy
3.9%
Utilities
3.4%
Others (each less than 3.0%)
3.9%
Other Assets & Liabilities, Net
1.2%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	3.9%
Utilities	3.4%
Energy	3.9%
Consumer, Cyclical	9.0%
Industrial	15.1%
Consumer, Non-Cyclical	18.5%
Financial	21.7%
Technology	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

  Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$73	0.68%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector benefited performance (relative to its benchmark index, the S&P 500 Index) as the interest rate cuts and a favorable regulatory environment boosted several of the Fund’s holdings.

+ JPMorgan Chase added value as the banking company demonstrated net interest income growth.

+ In the industrials and business services sector, stock selection contributed, particularly GE Aerospace which benefited from the ongoing post-pandemic aerospace recovery.

Top detractors from performance:

- An underweight allocation to the communication services sector weighed on relative returns due to a lack of companies that fit the Fund’s dividend growth mandate. Wireless network operator T-Mobile detracted on increased capital expenditures and challenging competitive pricing.

- A combination of an underweight relative to its benchmark index and stock selection in the information technology sector detracted as artificial intelligence enthusiasm pushed the segment higher.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Dividend Growth (Class P)	Nasdaq US Broad Dividend Achievers Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,605	$9,913	$9,504
2/29/2016	$9,632	$10,004	$9,491
3/31/2016	$10,227	$10,650	$10,135
4/30/2016	$10,341	$10,648	$10,174
5/31/2016	$10,543	$10,792	$10,357
6/30/2016	$10,688	$11,174	$10,384
7/31/2016	$10,975	$11,381	$10,766
8/31/2016	$10,981	$11,282	$10,782
9/30/2016	$10,927	$11,255	$10,784
10/31/2016	$10,693	$11,009	$10,587
11/30/2016	$11,028	$11,285	$10,979
12/31/2016	$11,168	$11,522	$11,196
1/31/2017	$11,338	$11,595	$11,408
2/28/2017	$11,705	$12,014	$11,861
3/31/2017	$11,727	$11,986	$11,875
4/30/2017	$11,910	$12,080	$11,997
5/31/2017	$12,144	$12,270	$12,166
6/30/2017	$12,222	$12,240	$12,242
7/31/2017	$12,370	$12,406	$12,494
8/31/2017	$12,410	$12,359	$12,532
9/30/2017	$12,594	$12,602	$12,790
10/31/2017	$12,882	$12,825	$13,089
11/30/2017	$13,305	$13,389	$13,490
12/31/2017	$13,324	$13,598	$13,640
1/31/2018	$13,955	$14,074	$14,421
2/28/2018	$13,436	$13,249	$13,890
3/31/2018	$13,213	$13,100	$13,537
4/30/2018	$13,245	$13,050	$13,589
5/31/2018	$13,367	$13,231	$13,916
6/30/2018	$13,525	$13,367	$14,002
7/31/2018	$14,045	$13,938	$14,523
8/31/2018	$14,375	$14,226	$14,996
9/30/2018	$14,517	$14,467	$15,081
10/31/2018	$13,806	$13,754	$14,050
11/30/2018	$14,354	$14,249	$14,337
12/31/2018	$13,179	$13,062	$13,042
1/31/2019	$14,069	$13,833	$14,087
2/28/2019	$14,595	$14,403	$14,540
3/31/2019	$14,895	$14,706	$14,822
4/30/2019	$15,416	$15,164	$15,422
5/31/2019	$14,890	$14,400	$14,442
6/30/2019	$15,799	$15,346	$15,460
7/31/2019	$15,998	$15,569	$15,682
8/31/2019	$16,021	$15,605	$15,434
9/30/2019	$16,181	$15,918	$15,723
10/31/2019	$16,296	$15,922	$16,063
11/30/2019	$16,811	$16,244	$16,646
12/31/2019	$17,252	$16,658	$17,149
1/31/2020	$17,282	$16,633	$17,142
2/29/2020	$15,875	$15,195	$15,731
3/31/2020	$13,993	$13,495	$13,788
4/30/2020	$15,327	$14,915	$15,555
5/31/2020	$16,118	$15,517	$16,296
6/30/2020	$16,225	$15,519	$16,620
7/31/2020	$17,128	$16,219	$17,558
8/31/2020	$17,937	$17,050	$18,820
9/30/2020	$17,538	$16,779	$18,105
10/31/2020	$17,120	$16,401	$17,623
11/30/2020	$18,987	$17,981	$19,552
12/31/2020	$19,609	$18,320	$20,304
1/31/2021	$19,097	$17,899	$20,099
2/28/2021	$19,590	$18,201	$20,653
3/31/2021	$20,578	$19,354	$21,558
4/30/2021	$21,716	$20,126	$22,708
5/31/2021	$21,931	$20,453	$22,867
6/30/2021	$22,066	$20,433	$23,401
7/31/2021	$22,738	$20,949	$23,956
8/31/2021	$23,253	$21,312	$24,685
9/30/2021	$22,192	$20,382	$23,537
10/31/2021	$23,668	$21,696	$25,186
11/30/2021	$23,211	$21,307	$25,011
12/31/2021	$24,717	$22,688	$26,132
1/31/2022	$23,480	$21,870	$24,780
2/28/2022	$22,800	$21,353	$24,038
3/31/2022	$23,504	$22,063	$24,931
4/30/2022	$22,206	$21,120	$22,757
5/31/2022	$22,254	$21,295	$22,798
6/30/2022	$20,888	$19,947	$20,916
7/31/2022	$22,460	$21,195	$22,845
8/31/2022	$21,707	$20,484	$21,913
9/30/2022	$20,013	$18,782	$19,895
10/31/2022	$21,716	$20,776	$21,506
11/30/2022	$23,097	$22,126	$22,708
12/31/2022	$22,169	$21,377	$21,399
1/31/2023	$22,906	$21,904	$22,744
2/28/2023	$22,283	$21,237	$22,189
3/31/2023	$22,602	$21,558	$23,004
4/30/2023	$23,062	$22,001	$23,363
5/31/2023	$22,385	$21,322	$23,464
6/30/2023	$23,683	$22,646	$25,015
7/31/2023	$24,319	$23,171	$25,818
8/31/2023	$23,805	$22,747	$25,407
9/30/2023	$22,842	$21,775	$24,196
10/31/2023	$22,526	$21,424	$23,687
11/30/2023	$24,294	$22,991	$25,850
12/31/2023	$25,171	$23,917	$27,025
1/31/2024	$25,374	$24,213	$27,479
2/29/2024	$26,493	$24,904	$28,946
3/31/2024	$27,202	$25,708	$29,878
4/30/2024	$26,336	$24,674	$28,657
5/31/2024	$27,332	$25,549	$30,078
6/30/2024	$27,632	$25,912	$31,157
7/31/2024	$28,430	$27,034	$31,537
8/31/2024	$29,249	$27,922	$32,302
9/30/2024	$29,449	$28,381	$32,992
10/31/2024	$28,623	$27,919	$32,692
11/30/2024	$30,199	$29,400	$34,611
12/31/2024	$28,578	$28,129	$33,786
1/31/2025	$29,793	$29,084	$34,727
2/28/2025	$30,183	$29,343	$34,274
3/31/2025	$29,233	$28,230	$32,343
4/30/2025	$28,817	$27,797	$32,124
5/31/2025	$29,918	$28,796	$34,146
6/30/2025	$30,760	$29,840	$35,882
7/31/2025	$30,767	$30,029	$36,687
8/31/2025	$31,385	$30,771	$37,431
9/30/2025	$31,968	$31,602	$38,797
10/31/2025	$32,056	$31,661	$39,706
11/30/2025	$32,858	$32,426	$39,803
12/31/2025	$32,764	$32,208	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	14.65%	10.81%	12.60%
Nasdaq US Broad Dividend Achievers Index (Benchmark)	14.50%	11.95%	12.41%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any. Nasdaq US Broad Dividend Achievers Index was added as a benchmark index during the reporting period. Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$743,176,717
  # of Portfolio Holdings92
  Total Advisory Fees Paid$4,505,246
  Portfolio Turnover Rate13%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.2%
Others (each less than 3.0%)	3.9%
Utilities	3.4%
Energy	3.9%
Consumer, Cyclical	9.0%
Industrial	15.1%
Consumer, Non-Cyclical	18.5%
Financial	21.7%
Technology	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added and disclosure regarding the Fund principally investing in the Consumer Non-Cyclical sector was removed during the reporting period.

  Securities Lending Risk was added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.29%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the S&P 500 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the performance by the information technology, communication services, and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance (other than the performance of holdings of its benchmark index) was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Equity Index (Class I)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,500	$9,504
2/29/2016	$9,486	$9,491
3/31/2016	$10,127	$10,135
4/30/2016	$10,164	$10,174
5/31/2016	$10,344	$10,357
6/30/2016	$10,368	$10,384
7/31/2016	$10,745	$10,766
8/31/2016	$10,758	$10,782
9/30/2016	$10,758	$10,784
10/31/2016	$10,560	$10,587
11/30/2016	$10,948	$10,979
12/31/2016	$11,161	$11,196
1/31/2017	$11,369	$11,408
2/28/2017	$11,818	$11,861
3/31/2017	$11,829	$11,875
4/30/2017	$11,948	$11,997
5/31/2017	$12,112	$12,166
6/30/2017	$12,185	$12,242
7/31/2017	$12,433	$12,494
8/31/2017	$12,468	$12,532
9/30/2017	$12,722	$12,790
10/31/2017	$13,016	$13,089
11/30/2017	$13,412	$13,490
12/31/2017	$13,558	$13,640
1/31/2018	$14,331	$14,421
2/28/2018	$13,799	$13,890
3/31/2018	$13,439	$13,537
4/30/2018	$13,487	$13,589
5/31/2018	$13,808	$13,916
6/30/2018	$13,889	$14,002
7/31/2018	$14,402	$14,523
8/31/2018	$14,868	$14,996
9/30/2018	$14,949	$15,081
10/31/2018	$13,923	$14,050
11/30/2018	$14,203	$14,337
12/31/2018	$12,917	$13,042
1/31/2019	$13,948	$14,087
2/28/2019	$14,393	$14,540
3/31/2019	$14,668	$14,822
4/30/2019	$15,259	$15,422
5/31/2019	$14,286	$14,442
6/30/2019	$15,289	$15,460
7/31/2019	$15,505	$15,682
8/31/2019	$15,255	$15,434
9/30/2019	$15,538	$15,723
10/31/2019	$15,870	$16,063
11/30/2019	$16,442	$16,646
12/31/2019	$16,934	$17,149
1/31/2020	$16,923	$17,142
2/29/2020	$15,527	$15,731
3/31/2020	$13,609	$13,788
4/30/2020	$15,348	$15,555
5/31/2020	$16,077	$16,296
6/30/2020	$16,393	$16,620
7/31/2020	$17,313	$17,558
8/31/2020	$18,553	$18,820
9/30/2020	$17,844	$18,105
10/31/2020	$17,367	$17,623
11/30/2020	$19,264	$19,552
12/31/2020	$20,001	$20,304
1/31/2021	$19,793	$20,099
2/28/2021	$20,336	$20,653
3/31/2021	$21,221	$21,558
4/30/2021	$22,348	$22,708
5/31/2021	$22,497	$22,867
6/30/2021	$23,017	$23,401
7/31/2021	$23,559	$23,956
8/31/2021	$24,269	$24,685
9/30/2021	$23,135	$23,537
10/31/2021	$24,749	$25,186
11/30/2021	$24,572	$25,011
12/31/2021	$25,675	$26,132
1/31/2022	$24,346	$24,780
2/28/2022	$23,615	$24,038
3/31/2022	$24,482	$24,931
4/30/2022	$22,345	$22,757
5/31/2022	$22,380	$22,798
6/30/2022	$20,528	$20,916
7/31/2022	$22,415	$22,845
8/31/2022	$21,495	$21,913
9/30/2022	$19,516	$19,895
10/31/2022	$21,089	$21,506
11/30/2022	$22,261	$22,708
12/31/2022	$20,974	$21,399
1/31/2023	$22,288	$22,744
2/28/2023	$21,739	$22,189
3/31/2023	$22,532	$23,004
4/30/2023	$22,878	$23,363
5/31/2023	$22,972	$23,464
6/30/2023	$24,484	$25,015
7/31/2023	$25,265	$25,818
8/31/2023	$24,857	$25,407
9/30/2023	$23,666	$24,196
10/31/2023	$23,162	$23,687
11/30/2023	$25,271	$25,850
12/31/2023	$26,413	$27,025
1/31/2024	$26,849	$27,479
2/29/2024	$28,276	$28,946
3/31/2024	$29,179	$29,878
4/30/2024	$27,981	$28,657
5/31/2024	$29,360	$30,078
6/30/2024	$30,406	$31,157
7/31/2024	$30,771	$31,537
8/31/2024	$31,511	$32,302
9/30/2024	$32,175	$32,992
10/31/2024	$31,876	$32,692
11/30/2024	$33,742	$34,611
12/31/2024	$32,927	$33,786
1/31/2025	$33,834	$34,727
2/28/2025	$33,383	$34,274
3/31/2025	$31,495	$32,343
4/30/2025	$31,276	$32,124
5/31/2025	$33,239	$34,146
6/30/2025	$34,922	$35,882
7/31/2025	$35,697	$36,687
8/31/2025	$36,415	$37,431
9/30/2025	$37,736	$38,797
10/31/2025	$38,611	$39,706
11/30/2025	$38,695	$39,803
12/31/2025	$38,707	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.55%	14.12%	14.49%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,075,691,414
  # of Portfolio Holdings507
  Total Advisory Fees Paid$2,411,887
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
32.4%
Communications
16.8%
Financial
14.1%
Consumer, Non-Cyclical
13.8%
Consumer, Cyclical
8.1%
Industrial
7.5%
Others (each less than 3.0%)
6.6%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
0.7%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.6%
Industrial	7.5%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.8%
Financial	14.1%
Communications	16.8%
Technology	32.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.09%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the S&P 500 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the performance by the information technology, communication services, and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance (other than the performance of holdings of its benchmark index) was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Equity Index (Class P)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,502	$9,504
2/29/2016	$9,489	$9,491
3/31/2016	$10,132	$10,135
4/30/2016	$10,170	$10,174
5/31/2016	$10,353	$10,357
6/30/2016	$10,378	$10,384
7/31/2016	$10,758	$10,766
8/31/2016	$10,773	$10,782
9/30/2016	$10,774	$10,784
10/31/2016	$10,577	$10,587
11/30/2016	$10,968	$10,979
12/31/2016	$11,183	$11,196
1/31/2017	$11,394	$11,408
2/28/2017	$11,846	$11,861
3/31/2017	$11,858	$11,875
4/30/2017	$11,979	$11,997
5/31/2017	$12,146	$12,166
6/30/2017	$12,221	$12,242
7/31/2017	$12,472	$12,494
8/31/2017	$12,509	$12,532
9/30/2017	$12,767	$12,790
10/31/2017	$13,063	$13,089
11/30/2017	$13,464	$13,490
12/31/2017	$13,612	$13,640
1/31/2018	$14,391	$14,421
2/28/2018	$13,859	$13,890
3/31/2018	$13,500	$13,537
4/30/2018	$13,550	$13,589
5/31/2018	$13,874	$13,916
6/30/2018	$13,958	$14,002
7/31/2018	$14,477	$14,523
8/31/2018	$14,947	$14,996
9/30/2018	$15,031	$15,081
10/31/2018	$14,002	$14,050
11/30/2018	$14,286	$14,337
12/31/2018	$12,994	$13,042
1/31/2019	$14,034	$14,087
2/28/2019	$14,483	$14,540
3/31/2019	$14,763	$14,822
4/30/2019	$15,360	$15,422
5/31/2019	$14,383	$14,442
6/30/2019	$15,395	$15,460
7/31/2019	$15,616	$15,682
8/31/2019	$15,367	$15,434
9/30/2019	$15,654	$15,723
10/31/2019	$15,991	$16,063
11/30/2019	$16,571	$16,646
12/31/2019	$17,069	$17,149
1/31/2020	$17,061	$17,142
2/29/2020	$15,656	$15,731
3/31/2020	$13,725	$13,788
4/30/2020	$15,481	$15,555
5/31/2020	$16,219	$16,296
6/30/2020	$16,540	$16,620
7/31/2020	$17,472	$17,558
8/31/2020	$18,726	$18,820
9/30/2020	$18,014	$18,105
10/31/2020	$17,535	$17,623
11/30/2020	$19,454	$19,552
12/31/2020	$20,201	$20,304
1/31/2021	$19,994	$20,099
2/28/2021	$20,546	$20,653
3/31/2021	$21,444	$21,558
4/30/2021	$22,586	$22,708
5/31/2021	$22,741	$22,867
6/30/2021	$23,270	$23,401
7/31/2021	$23,822	$23,956
8/31/2021	$24,544	$24,685
9/30/2021	$23,401	$23,537
10/31/2021	$25,038	$25,186
11/30/2021	$24,863	$25,011
12/31/2021	$25,983	$26,132
1/31/2022	$24,643	$24,780
2/28/2022	$23,907	$24,038
3/31/2022	$24,789	$24,931
4/30/2022	$22,629	$22,757
5/31/2022	$22,668	$22,798
6/30/2022	$20,796	$20,916
7/31/2022	$22,711	$22,845
8/31/2022	$21,782	$21,913
9/30/2022	$19,780	$19,895
10/31/2022	$21,378	$21,506
11/30/2022	$22,570	$22,708
12/31/2022	$21,268	$21,399
1/31/2023	$22,605	$22,744
2/28/2023	$22,052	$22,189
3/31/2023	$22,860	$23,004
4/30/2023	$23,215	$23,363
5/31/2023	$23,314	$23,464
6/30/2023	$24,852	$25,015
7/31/2023	$25,650	$25,818
8/31/2023	$25,240	$25,407
9/30/2023	$24,035	$24,196
10/31/2023	$23,527	$23,687
11/30/2023	$25,674	$25,850
12/31/2023	$26,838	$27,025
1/31/2024	$27,285	$27,479
2/29/2024	$28,740	$28,946
3/31/2024	$29,663	$29,878
4/30/2024	$28,449	$28,657
5/31/2024	$29,856	$30,078
6/30/2024	$30,926	$31,157
7/31/2024	$31,302	$31,537
8/31/2024	$32,060	$32,302
9/30/2024	$32,741	$32,992
10/31/2024	$32,443	$32,692
11/30/2024	$34,347	$34,611
12/31/2024	$33,524	$33,786
1/31/2025	$34,452	$34,727
2/28/2025	$33,999	$34,274
3/31/2025	$32,081	$32,343
4/30/2025	$31,863	$32,124
5/31/2025	$33,869	$34,146
6/30/2025	$35,589	$35,882
7/31/2025	$36,386	$36,687
8/31/2025	$37,124	$37,431
9/30/2025	$38,477	$38,797
10/31/2025	$39,376	$39,706
11/30/2025	$39,468	$39,803
12/31/2025	$39,487	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	17.79%	14.35%	14.72%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,075,691,414
  # of Portfolio Holdings507
  Total Advisory Fees Paid$2,411,887
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.6%
Industrial	7.5%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.8%
Financial	14.1%
Communications	16.8%
Technology	32.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.97%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector contributed to performance relative to its benchmark, the Russell 1000 Growth Index. Stock selection and an underweight in the consumer staples sector also contributed.

+ Howmet Aerospace was a contributor to relative performance. The stock price for the specialized aircraft components manufacturer reflected gained market share, as it benefited from a cyclical aerospace recovery.

+ Taiwan Semiconductor Manufacturing Company continued to deliver strong earnings growth and guidance.

Top detractors from performance:

- Stock selection in the health care sector detracted from relative performance. Stock selection and an underweight in the consumer discretionary sector also detracted.

- The stock price for semiconductor company Marvell Technology was a relative detractor as it declined after the company’s data center revenues were weaker than anticipated.

- The shares of ambulatory surgical centers Surgery Partners declined after it warned of near-term headwinds for its commercial business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Focused Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,143	$9,442	$9,504
2/29/2016	$8,965	$9,438	$9,491
3/31/2016	$9,610	$10,074	$10,135
4/30/2016	$9,713	$9,982	$10,174
5/31/2016	$10,045	$10,176	$10,357
6/30/2016	$9,809	$10,136	$10,384
7/31/2016	$10,325	$10,615	$10,766
8/31/2016	$10,314	$10,562	$10,782
9/30/2016	$10,470	$10,600	$10,784
10/31/2016	$10,094	$10,351	$10,587
11/30/2016	$10,142	$10,577	$10,979
12/31/2016	$10,235	$10,708	$11,196
1/31/2017	$10,827	$11,068	$11,408
2/28/2017	$11,067	$11,528	$11,861
3/31/2017	$11,179	$11,662	$11,875
4/30/2017	$11,507	$11,928	$11,997
5/31/2017	$11,960	$12,238	$12,166
6/30/2017	$12,071	$12,206	$12,242
7/31/2017	$12,358	$12,531	$12,494
8/31/2017	$12,518	$12,760	$12,532
9/30/2017	$12,765	$12,926	$12,790
10/31/2017	$13,098	$13,427	$13,089
11/30/2017	$13,294	$13,835	$13,490
12/31/2017	$13,254	$13,943	$13,640
1/31/2018	$14,435	$14,930	$14,421
2/28/2018	$14,305	$14,539	$13,890
3/31/2018	$14,190	$14,140	$13,537
4/30/2018	$14,201	$14,189	$13,589
5/31/2018	$14,927	$14,811	$13,916
6/30/2018	$15,052	$14,954	$14,002
7/31/2018	$15,623	$15,393	$14,523
8/31/2018	$16,374	$16,235	$14,996
9/30/2018	$16,572	$16,325	$15,081
10/31/2018	$14,910	$14,865	$14,050
11/30/2018	$15,220	$15,023	$14,337
12/31/2018	$13,915	$13,732	$13,042
1/31/2019	$15,347	$14,966	$14,087
2/28/2019	$16,067	$15,501	$14,540
3/31/2019	$16,331	$15,943	$14,822
4/30/2019	$17,007	$16,663	$15,422
5/31/2019	$16,092	$15,610	$14,442
6/30/2019	$17,167	$16,682	$15,460
7/31/2019	$17,678	$17,059	$15,682
8/31/2019	$17,521	$16,928	$15,434
9/30/2019	$17,453	$16,930	$15,723
10/31/2019	$17,633	$17,408	$16,063
11/30/2019	$18,526	$18,180	$16,646
12/31/2019	$18,850	$18,729	$17,149
1/31/2020	$19,268	$19,147	$17,142
2/29/2020	$18,086	$17,843	$15,731
3/31/2020	$16,341	$16,088	$13,788
4/30/2020	$18,549	$18,468	$15,555
5/31/2020	$19,847	$19,708	$16,296
6/30/2020	$20,699	$20,567	$16,620
7/31/2020	$22,115	$22,149	$17,558
8/31/2020	$24,424	$24,434	$18,820
9/30/2020	$23,300	$23,285	$18,105
10/31/2020	$22,969	$22,494	$17,623
11/30/2020	$25,082	$24,797	$19,552
12/31/2020	$26,068	$25,938	$20,304
1/31/2021	$25,660	$25,746	$20,099
2/28/2021	$26,343	$25,740	$20,653
3/31/2021	$26,302	$26,182	$21,558
4/30/2021	$28,339	$27,963	$22,708
5/31/2021	$28,051	$27,577	$22,867
6/30/2021	$29,470	$29,307	$23,401
7/31/2021	$30,604	$30,273	$23,956
8/31/2021	$31,684	$31,404	$24,685
9/30/2021	$30,078	$29,646	$23,537
10/31/2021	$31,374	$32,213	$25,186
11/30/2021	$30,793	$32,410	$25,011
12/31/2021	$31,225	$33,096	$26,132
1/31/2022	$27,941	$30,255	$24,780
2/28/2022	$26,961	$28,970	$24,038
3/31/2022	$27,361	$30,103	$24,931
4/30/2022	$23,620	$26,468	$22,757
5/31/2022	$22,707	$25,853	$22,798
6/30/2022	$20,452	$23,805	$20,916
7/31/2022	$22,835	$26,662	$22,845
8/31/2022	$21,383	$25,420	$21,913
9/30/2022	$19,228	$22,949	$19,895
10/31/2022	$20,010	$24,290	$21,506
11/30/2022	$21,727	$25,397	$22,708
12/31/2022	$20,672	$23,453	$21,399
1/31/2023	$22,333	$25,407	$22,744
2/28/2023	$22,137	$25,106	$22,189
3/31/2023	$23,402	$26,822	$23,004
4/30/2023	$23,661	$27,086	$23,363
5/31/2023	$24,433	$28,321	$23,464
6/30/2023	$26,025	$30,258	$25,015
7/31/2023	$26,862	$31,277	$25,818
8/31/2023	$26,355	$30,996	$25,407
9/30/2023	$24,772	$29,310	$24,196
10/31/2023	$24,291	$28,893	$23,687
11/30/2023	$27,078	$32,043	$25,850
12/31/2023	$28,519	$33,462	$27,025
1/31/2024	$29,524	$34,296	$27,479
2/29/2024	$31,343	$36,636	$28,946
3/31/2024	$32,238	$37,281	$29,878
4/30/2024	$30,516	$35,700	$28,657
5/31/2024	$32,202	$37,837	$30,078
6/30/2024	$33,635	$40,388	$31,157
7/31/2024	$33,371	$39,701	$31,537
8/31/2024	$34,361	$40,528	$32,302
9/30/2024	$35,368	$41,677	$32,992
10/31/2024	$35,329	$41,539	$32,692
11/30/2024	$37,238	$44,233	$34,611
12/31/2024	$36,489	$44,623	$33,786
1/31/2025	$37,667	$45,506	$34,727
2/28/2025	$36,445	$43,871	$34,274
3/31/2025	$33,040	$40,175	$32,343
4/30/2025	$33,527	$40,887	$32,124
5/31/2025	$36,436	$44,505	$34,146
6/30/2025	$39,567	$47,342	$35,882
7/31/2025	$41,196	$49,129	$36,687
8/31/2025	$41,016	$49,679	$37,431
9/30/2025	$42,672	$52,318	$38,797
10/31/2025	$44,055	$54,218	$39,706
11/30/2025	$43,354	$53,236	$39,803
12/31/2025	$43,040	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.95%	10.55%	15.71%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$500,155,098
  # of Portfolio Holdings41
  Total Advisory Fees Paid$3,423,218
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
43.6%
Communications
23.5%
Consumer, Non-Cyclical
16.6%
Industrial
5.7%
Consumer, Cyclical
5.5%
Financial
4.9%
Others (each less than 3.0%)
2.0%
Other Assets & Liabilities, Net
(1.8%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(1.8%)
Others (each less than 3.0%)	2.0%
Financial	4.9%
Consumer, Cyclical	5.5%
Industrial	5.7%
Consumer, Non-Cyclical	16.6%
Communications	23.5%
Technology	43.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.

  Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$84	0.77%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the industrials sector contributed to performance relative to its benchmark, the Russell 1000 Growth Index. Stock selection and an underweight in the consumer staples sector also contributed.

+ Howmet Aerospace was a contributor to relative performance. The stock price for the specialized aircraft components manufacturer reflected gained market share, as it benefited from a cyclical aerospace recovery.

+ Taiwan Semiconductor Manufacturing Company continued to deliver strong earnings growth and guidance.

Top detractors from performance:

- Stock selection in the health care sector detracted from relative performance. Stock selection and an underweight in the consumer discretionary sector also detracted.

- The stock price for semiconductor company Marvell Technology was a relative detractor as it declined after the company’s data center revenues were weaker than anticipated.

- The shares of ambulatory surgical centers Surgery Partners declined after it warned of near-term headwinds for its commercial business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Focused Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,145	$9,442	$9,504
2/29/2016	$8,968	$9,438	$9,491
3/31/2016	$9,615	$10,074	$10,135
4/30/2016	$9,720	$9,982	$10,174
5/31/2016	$10,054	$10,176	$10,357
6/30/2016	$9,820	$10,136	$10,384
7/31/2016	$10,338	$10,615	$10,766
8/31/2016	$10,329	$10,562	$10,782
9/30/2016	$10,487	$10,600	$10,784
10/31/2016	$10,112	$10,351	$10,587
11/30/2016	$10,163	$10,577	$10,979
12/31/2016	$10,257	$10,708	$11,196
1/31/2017	$10,853	$11,068	$11,408
2/28/2017	$11,095	$11,528	$11,861
3/31/2017	$11,209	$11,662	$11,875
4/30/2017	$11,540	$11,928	$11,997
5/31/2017	$11,996	$12,238	$12,166
6/30/2017	$12,110	$12,206	$12,242
7/31/2017	$12,400	$12,531	$12,494
8/31/2017	$12,563	$12,760	$12,532
9/30/2017	$12,813	$12,926	$12,790
10/31/2017	$13,150	$13,427	$13,089
11/30/2017	$13,349	$13,835	$13,490
12/31/2017	$13,311	$13,943	$13,640
1/31/2018	$14,500	$14,930	$14,421
2/28/2018	$14,371	$14,539	$13,890
3/31/2018	$14,258	$14,140	$13,537
4/30/2018	$14,273	$14,189	$13,589
5/31/2018	$15,004	$14,811	$13,916
6/30/2018	$15,133	$14,954	$14,002
7/31/2018	$15,710	$15,393	$14,523
8/31/2018	$16,467	$16,235	$14,996
9/30/2018	$16,670	$16,325	$15,081
10/31/2018	$15,001	$14,865	$14,050
11/30/2018	$15,315	$15,023	$14,337
12/31/2018	$14,004	$13,732	$13,042
1/31/2019	$15,448	$14,966	$14,087
2/28/2019	$16,176	$15,501	$14,540
3/31/2019	$16,445	$15,943	$14,822
4/30/2019	$17,128	$16,663	$15,422
5/31/2019	$16,210	$15,610	$14,442
6/30/2019	$17,295	$16,682	$15,460
7/31/2019	$17,814	$17,059	$15,682
8/31/2019	$17,659	$16,928	$15,434
9/30/2019	$17,594	$16,930	$15,723
10/31/2019	$17,778	$17,408	$16,063
11/30/2019	$18,681	$18,180	$16,646
12/31/2019	$19,011	$18,729	$17,149
1/31/2020	$19,437	$19,147	$17,142
2/29/2020	$18,247	$17,843	$15,731
3/31/2020	$16,489	$16,088	$13,788
4/30/2020	$18,721	$18,468	$15,555
5/31/2020	$20,034	$19,708	$16,296
6/30/2020	$20,898	$20,567	$16,620
7/31/2020	$22,331	$22,149	$17,558
8/31/2020	$24,668	$24,434	$18,820
9/30/2020	$23,536	$23,285	$18,105
10/31/2020	$23,206	$22,494	$17,623
11/30/2020	$25,345	$24,797	$19,552
12/31/2020	$26,346	$25,938	$20,304
1/31/2021	$25,938	$25,746	$20,099
2/28/2021	$26,633	$25,740	$20,653
3/31/2021	$26,596	$26,182	$21,558
4/30/2021	$28,661	$27,963	$22,708
5/31/2021	$28,374	$27,577	$22,867
6/30/2021	$29,815	$29,307	$23,401
7/31/2021	$30,967	$30,273	$23,956
8/31/2021	$32,066	$31,404	$24,685
9/30/2021	$30,445	$29,646	$23,537
10/31/2021	$31,762	$32,213	$25,186
11/30/2021	$31,180	$32,410	$25,011
12/31/2021	$31,622	$33,096	$26,132
1/31/2022	$28,302	$30,255	$24,780
2/28/2022	$27,313	$28,970	$24,038
3/31/2022	$27,723	$30,103	$24,931
4/30/2022	$23,936	$26,468	$22,757
5/31/2022	$23,015	$25,853	$22,798
6/30/2022	$20,733	$23,805	$20,916
7/31/2022	$23,153	$26,662	$22,845
8/31/2022	$21,684	$25,420	$21,913
9/30/2022	$19,503	$22,949	$19,895
10/31/2022	$20,299	$24,290	$21,506
11/30/2022	$22,044	$25,397	$22,708
12/31/2022	$20,977	$23,453	$21,399
1/31/2023	$22,667	$25,407	$22,744
2/28/2023	$22,471	$25,106	$22,189
3/31/2023	$23,759	$26,822	$23,004
4/30/2023	$24,027	$27,086	$23,363
5/31/2023	$24,815	$28,321	$23,464
6/30/2023	$26,435	$30,258	$25,015
7/31/2023	$27,290	$31,277	$25,818
8/31/2023	$26,780	$30,996	$25,407
9/30/2023	$25,176	$29,310	$24,196
10/31/2023	$24,691	$28,893	$23,687
11/30/2023	$27,528	$32,043	$25,850
12/31/2023	$28,998	$33,462	$27,025
1/31/2024	$30,026	$34,296	$27,479
2/29/2024	$31,880	$36,636	$28,946
3/31/2024	$32,796	$37,281	$29,878
4/30/2024	$31,049	$35,700	$28,657
5/31/2024	$32,770	$37,837	$30,078
6/30/2024	$34,234	$40,388	$31,157
7/31/2024	$33,971	$39,701	$31,537
8/31/2024	$34,985	$40,528	$32,302
9/30/2024	$36,016	$41,677	$32,992
10/31/2024	$35,982	$41,539	$32,692
11/30/2024	$37,933	$44,233	$34,611
12/31/2024	$37,176	$44,623	$33,786
1/31/2025	$38,383	$45,506	$34,727
2/28/2025	$37,143	$43,871	$34,274
3/31/2025	$33,679	$40,175	$32,343
4/30/2025	$34,181	$40,887	$32,124
5/31/2025	$37,153	$44,505	$34,146
6/30/2025	$40,352	$47,342	$35,882
7/31/2025	$42,021	$49,129	$36,687
8/31/2025	$41,845	$49,679	$37,431
9/30/2025	$43,541	$52,318	$38,797
10/31/2025	$44,960	$54,218	$39,706
11/30/2025	$44,252	$53,236	$39,803
12/31/2025	$43,938	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	18.19%	10.77%	15.95%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$500,155,098
  # of Portfolio Holdings41
  Total Advisory Fees Paid$3,423,218
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.8%)
Others (each less than 3.0%)	2.0%
Financial	4.9%
Consumer, Cyclical	5.5%
Industrial	5.7%
Consumer, Non-Cyclical	16.6%
Communications	23.5%
Technology	43.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Communications sector were added during the reporting period.

  Communications Sector Risk and Securities Lending Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.79%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector was a primary contributor to relative performance.

+ Overweight (relative to its benchmark index, the Russell 1000 Growth Index) in holdings of Amphenol, a manufacturer of high technology systems, contributed to performance as the stock price benefitted from strong revenue growth.

Top detractors from performance:

- Stock selection within information technology detracted from relative performance.

- An underweight to Broadcom, a global technology company, detracted as the stock rose on strong demand for AI chips that fueled the company’s financial results.

- The timing of the Fund’s ownership in Tesla, a manufacturer of electric vehicles and clean energy products, detracted as a weakening automotive business hurt results during certain period but the stock rose over the entire reporting period on optimism for humanoid robots, full service driving milestones, and robotaxis.

- Not owning Palantir Technologies, a software company specializing in data integration, detracted after earnings exceeded expectations, driven by existing programs and new government AI-related awards.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,484	$9,442	$9,504
2/29/2016	$9,303	$9,438	$9,491
3/31/2016	$9,830	$10,074	$10,135
4/30/2016	$9,782	$9,982	$10,174
5/31/2016	$10,081	$10,176	$10,357
6/30/2016	$9,993	$10,136	$10,384
7/31/2016	$10,486	$10,615	$10,766
8/31/2016	$10,400	$10,562	$10,782
9/30/2016	$10,413	$10,600	$10,784
10/31/2016	$10,224	$10,351	$10,587
11/30/2016	$10,169	$10,577	$10,979
12/31/2016	$10,221	$10,708	$11,196
1/31/2017	$10,645	$11,068	$11,408
2/28/2017	$11,064	$11,528	$11,861
3/31/2017	$11,221	$11,662	$11,875
4/30/2017	$11,580	$11,928	$11,997
5/31/2017	$12,088	$12,238	$12,166
6/30/2017	$12,007	$12,206	$12,242
7/31/2017	$12,399	$12,531	$12,494
8/31/2017	$12,572	$12,760	$12,532
9/30/2017	$12,625	$12,926	$12,790
10/31/2017	$13,182	$13,427	$13,089
11/30/2017	$13,408	$13,835	$13,490
12/31/2017	$13,456	$13,943	$13,640
1/31/2018	$14,685	$14,930	$14,421
2/28/2018	$14,435	$14,539	$13,890
3/31/2018	$14,156	$14,140	$13,537
4/30/2018	$14,244	$14,189	$13,589
5/31/2018	$14,865	$14,811	$13,916
6/30/2018	$15,093	$14,954	$14,002
7/31/2018	$15,372	$15,393	$14,523
8/31/2018	$16,078	$16,235	$14,996
9/30/2018	$16,333	$16,325	$15,081
10/31/2018	$14,749	$14,865	$14,050
11/30/2018	$14,967	$15,023	$14,337
12/31/2018	$13,779	$13,732	$13,042
1/31/2019	$15,005	$14,966	$14,087
2/28/2019	$15,711	$15,501	$14,540
3/31/2019	$16,264	$15,943	$14,822
4/30/2019	$17,001	$16,663	$15,422
5/31/2019	$16,265	$15,610	$14,442
6/30/2019	$17,342	$16,682	$15,460
7/31/2019	$17,673	$17,059	$15,682
8/31/2019	$17,735	$16,928	$15,434
9/30/2019	$17,528	$16,930	$15,723
10/31/2019	$17,814	$17,408	$16,063
11/30/2019	$18,542	$18,180	$16,646
12/31/2019	$19,033	$18,729	$17,149
1/31/2020	$19,721	$19,147	$17,142
2/29/2020	$18,509	$17,843	$15,731
3/31/2020	$16,685	$16,088	$13,788
4/30/2020	$18,931	$18,468	$15,555
5/31/2020	$20,163	$19,708	$16,296
6/30/2020	$20,890	$20,567	$16,620
7/31/2020	$22,381	$22,149	$17,558
8/31/2020	$24,174	$24,434	$18,820
9/30/2020	$23,200	$23,285	$18,105
10/31/2020	$22,360	$22,494	$17,623
11/30/2020	$24,199	$24,797	$19,552
12/31/2020	$25,040	$25,938	$20,304
1/31/2021	$24,536	$25,746	$20,099
2/28/2021	$24,860	$25,740	$20,653
3/31/2021	$25,116	$26,182	$21,558
4/30/2021	$27,056	$27,963	$22,708
5/31/2021	$26,784	$27,577	$22,867
6/30/2021	$28,257	$29,307	$23,401
7/31/2021	$29,276	$30,273	$23,956
8/31/2021	$30,384	$31,404	$24,685
9/30/2021	$28,603	$29,646	$23,537
10/31/2021	$30,699	$32,213	$25,186
11/30/2021	$30,407	$32,410	$25,011
12/31/2021	$30,905	$33,096	$26,132
1/31/2022	$27,926	$30,255	$24,780
2/28/2022	$26,415	$28,970	$24,038
3/31/2022	$27,096	$30,103	$24,931
4/30/2022	$23,885	$26,468	$22,757
5/31/2022	$23,593	$25,853	$22,798
6/30/2022	$21,839	$23,805	$20,916
7/31/2022	$24,177	$26,662	$22,845
8/31/2022	$22,749	$25,420	$21,913
9/30/2022	$20,483	$22,949	$19,895
10/31/2022	$21,451	$24,290	$21,506
11/30/2022	$22,658	$25,397	$22,708
12/31/2022	$21,259	$23,453	$21,399
1/31/2023	$22,905	$25,407	$22,744
2/28/2023	$22,075	$25,106	$22,189
3/31/2023	$23,515	$26,822	$23,004
4/30/2023	$23,903	$27,086	$23,363
5/31/2023	$24,807	$28,321	$23,464
6/30/2023	$26,320	$30,258	$25,015
7/31/2023	$26,937	$31,277	$25,818
8/31/2023	$27,012	$30,996	$25,407
9/30/2023	$25,560	$29,310	$24,196
10/31/2023	$25,363	$28,893	$23,687
11/30/2023	$27,852	$32,043	$25,850
12/31/2023	$28,816	$33,462	$27,025
1/31/2024	$30,118	$34,296	$27,479
2/29/2024	$32,692	$36,636	$28,946
3/31/2024	$33,545	$37,281	$29,878
4/30/2024	$32,001	$35,700	$28,657
5/31/2024	$34,007	$37,837	$30,078
6/30/2024	$35,852	$40,388	$31,157
7/31/2024	$35,278	$39,701	$31,537
8/31/2024	$35,740	$40,528	$32,302
9/30/2024	$36,296	$41,677	$32,992
10/31/2024	$36,057	$41,539	$32,692
11/30/2024	$38,311	$44,233	$34,611
12/31/2024	$37,984	$44,623	$33,786
1/31/2025	$39,529	$45,506	$34,727
2/28/2025	$37,753	$43,871	$34,274
3/31/2025	$34,609	$40,175	$32,343
4/30/2025	$35,174	$40,887	$32,124
5/31/2025	$38,194	$44,505	$34,146
6/30/2025	$40,803	$47,342	$35,882
7/31/2025	$42,094	$49,129	$36,687
8/31/2025	$41,786	$49,679	$37,431
9/30/2025	$42,855	$52,318	$38,797
10/31/2025	$43,819	$54,218	$39,706
11/30/2025	$42,900	$53,236	$39,803
12/31/2025	$42,547	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.01%	11.19%	15.58%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,519,506,092
  # of Portfolio Holdings72
  Total Advisory Fees Paid$9,106,032
  Portfolio Turnover Rate59%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
45.0%
Communications
23.6%
Consumer, Non-Cyclical
9.0%
Industrial
9.0%
Financial
8.4%
Others (each less than 3.0%)
5.3%
Other Assets & Liabilities, Net
(0.3%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	5.3%
Financial	8.4%
Industrial	9.0%
Consumer, Non-Cyclical	9.0%
Communications	23.6%
Technology	45.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

  Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$63	0.59%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the industrials sector was a primary contributor to relative performance.

+ Overweight (relative to its benchmark index, the Russell 1000 Growth Index) in holdings of Amphenol, a manufacturer of high technology systems, contributed to performance as the stock price benefitted from strong revenue growth.

Top detractors from performance:

- Stock selection within information technology detracted from relative performance.

- An underweight to Broadcom, a global technology company, detracted as the stock rose on strong demand for AI chips that fueled the company’s financial results.

- The timing of the Fund’s ownership in Tesla, a manufacturer of electric vehicles and clean energy products, detracted as a weakening automotive business hurt results during certain period but the stock rose over the entire reporting period on optimism for humanoid robots, full service driving milestones, and robotaxis.

- Not owning Palantir Technologies, a software company specializing in data integration, detracted after earnings exceeded expectations, driven by existing programs and new government AI-related awards.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,486	$9,442	$9,504
2/29/2016	$9,306	$9,438	$9,491
3/31/2016	$9,835	$10,074	$10,135
4/30/2016	$9,789	$9,982	$10,174
5/31/2016	$10,089	$10,176	$10,357
6/30/2016	$10,002	$10,136	$10,384
7/31/2016	$10,498	$10,615	$10,766
8/31/2016	$10,414	$10,562	$10,782
9/30/2016	$10,429	$10,600	$10,784
10/31/2016	$10,241	$10,351	$10,587
11/30/2016	$10,188	$10,577	$10,979
12/31/2016	$10,242	$10,708	$11,196
1/31/2017	$10,668	$11,068	$11,408
2/28/2017	$11,089	$11,528	$11,861
3/31/2017	$11,249	$11,662	$11,875
4/30/2017	$11,611	$11,928	$11,997
5/31/2017	$12,122	$12,238	$12,166
6/30/2017	$12,043	$12,206	$12,242
7/31/2017	$12,438	$12,531	$12,494
8/31/2017	$12,614	$12,760	$12,532
9/30/2017	$12,669	$12,926	$12,790
10/31/2017	$13,230	$13,427	$13,089
11/30/2017	$13,459	$13,835	$13,490
12/31/2017	$13,509	$13,943	$13,640
1/31/2018	$14,746	$14,930	$14,421
2/28/2018	$14,497	$14,539	$13,890
3/31/2018	$14,219	$14,140	$13,537
4/30/2018	$14,310	$14,189	$13,589
5/31/2018	$14,936	$14,811	$13,916
6/30/2018	$15,168	$14,954	$14,002
7/31/2018	$15,451	$15,393	$14,523
8/31/2018	$16,164	$16,235	$14,996
9/30/2018	$16,422	$16,325	$15,081
10/31/2018	$14,832	$14,865	$14,050
11/30/2018	$15,054	$15,023	$14,337
12/31/2018	$13,861	$13,732	$13,042
1/31/2019	$15,097	$14,966	$14,087
2/28/2019	$15,810	$15,501	$14,540
3/31/2019	$16,370	$15,943	$14,822
4/30/2019	$17,114	$16,663	$15,422
5/31/2019	$16,376	$15,610	$14,442
6/30/2019	$17,463	$16,682	$15,460
7/31/2019	$17,799	$17,059	$15,682
8/31/2019	$17,865	$16,928	$15,434
9/30/2019	$17,659	$16,930	$15,723
10/31/2019	$17,950	$17,408	$16,063
11/30/2019	$18,687	$18,180	$16,646
12/31/2019	$19,185	$18,729	$17,149
1/31/2020	$19,882	$19,147	$17,142
2/29/2020	$18,663	$17,843	$15,731
3/31/2020	$16,827	$16,088	$13,788
4/30/2020	$19,095	$18,468	$15,555
5/31/2020	$20,341	$19,708	$16,296
6/30/2020	$21,078	$20,567	$16,620
7/31/2020	$22,586	$22,149	$17,558
8/31/2020	$24,400	$24,434	$18,820
9/30/2020	$23,420	$23,285	$18,105
10/31/2020	$22,576	$22,494	$17,623
11/30/2020	$24,438	$24,797	$19,552
12/31/2020	$25,291	$25,938	$20,304
1/31/2021	$24,785	$25,746	$20,099
2/28/2021	$25,117	$25,740	$20,653
3/31/2021	$25,380	$26,182	$21,558
4/30/2021	$27,345	$27,963	$22,708
5/31/2021	$27,074	$27,577	$22,867
6/30/2021	$28,568	$29,307	$23,401
7/31/2021	$29,604	$30,273	$23,956
8/31/2021	$30,729	$31,404	$24,685
9/30/2021	$28,932	$29,646	$23,537
10/31/2021	$31,058	$32,213	$25,186
11/30/2021	$30,768	$32,410	$25,011
12/31/2021	$31,277	$33,096	$26,132
1/31/2022	$28,267	$30,255	$24,780
2/28/2022	$26,742	$28,970	$24,038
3/31/2022	$27,435	$30,103	$24,931
4/30/2022	$24,188	$26,468	$22,757
5/31/2022	$23,897	$25,853	$22,798
6/30/2022	$22,124	$23,805	$20,916
7/31/2022	$24,496	$26,662	$22,845
8/31/2022	$23,053	$25,420	$21,913
9/30/2022	$20,760	$22,949	$19,895
10/31/2022	$21,745	$24,290	$21,506
11/30/2022	$22,973	$25,397	$22,708
12/31/2022	$21,558	$23,453	$21,399
1/31/2023	$23,231	$25,407	$22,744
2/28/2023	$22,393	$25,106	$22,189
3/31/2023	$23,858	$26,822	$23,004
4/30/2023	$24,255	$27,086	$23,363
5/31/2023	$25,177	$28,321	$23,464
6/30/2023	$26,716	$30,258	$25,015
7/31/2023	$27,348	$31,277	$25,818
8/31/2023	$27,429	$30,996	$25,407
9/30/2023	$25,958	$29,310	$24,196
10/31/2023	$25,762	$28,893	$23,687
11/30/2023	$28,295	$32,043	$25,850
12/31/2023	$29,279	$33,462	$27,025
1/31/2024	$30,608	$34,296	$27,479
2/29/2024	$33,229	$36,636	$28,946
3/31/2024	$34,101	$37,281	$29,878
4/30/2024	$32,538	$35,700	$28,657
5/31/2024	$34,583	$37,837	$30,078
6/30/2024	$36,465	$40,388	$31,157
7/31/2024	$35,887	$39,701	$31,537
8/31/2024	$36,363	$40,528	$32,302
9/30/2024	$36,935	$41,677	$32,992
10/31/2024	$36,698	$41,539	$32,692
11/30/2024	$38,999	$44,233	$34,611
12/31/2024	$38,673	$44,623	$33,786
1/31/2025	$40,252	$45,506	$34,727
2/28/2025	$38,450	$43,871	$34,274
3/31/2025	$35,254	$40,175	$32,343
4/30/2025	$35,835	$40,887	$32,124
5/31/2025	$38,918	$44,505	$34,146
6/30/2025	$41,583	$47,342	$35,882
7/31/2025	$42,907	$49,129	$36,687
8/31/2025	$42,600	$49,679	$37,431
9/30/2025	$43,696	$52,318	$38,797
10/31/2025	$44,687	$54,218	$39,706
11/30/2025	$43,757	$53,236	$39,803
12/31/2025	$43,405	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	12.24%	11.41%	15.81%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,519,506,092
  # of Portfolio Holdings72
  Total Advisory Fees Paid$9,106,032
  Portfolio Turnover Rate59%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Others (each less than 3.0%)	5.3%
Financial	8.4%
Industrial	9.0%
Consumer, Non-Cyclical	9.0%
Communications	23.6%
Technology	45.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the Fund changing from diversified to non-diversified and the addition of a securities lending program for the Fund were added and disclosure regarding small-number of holdings was removed during the reporting period.

  Securities Lending Risk and Non-Diversification Risk were added and Small-Number of Holdings Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.86%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) in Seagate Technology contributed to performance, as the company’s share price was driven by strong results, increased guidance, robust data center demand, and successful ramp-up of new technology.

+ An overweight in Howmet Aerospace contributed to performance as the company executed well amid supply chain issues, with strong earnings and market share gains.

+ An overweight in Micron Technology contributed to performance, with record revenue, margin expansion, and strong demand, especially in data center products.

Top detractors from performance:

- An underweight in Palantir Technologies detracted from performance, as the software issuer benefited from strong growth and raised guidance.

- An underweight in GE Aerospace detracted from performance, as the company benefited from aftermarket services outperforming amid manufacturing delays.

- An overweight in ServiceNow detracted from performance as the software company’s stock price declined due to conservative guidance, federal business uncertainty, and negative reaction to acquisitions.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Hedged Equity (Class I)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,056	$10,070
6/30/2021	$10,154	$10,305
7/31/2021	$10,257	$10,550
8/31/2021	$10,373	$10,870
9/30/2021	$10,128	$10,365
10/31/2021	$10,411	$11,091
11/30/2021	$10,369	$11,014
12/31/2021	$10,537	$11,508
1/31/2022	$10,355	$10,912
2/28/2022	$10,151	$10,586
3/31/2022	$10,096	$10,979
4/30/2022	$9,562	$10,021
5/31/2022	$9,629	$10,040
6/30/2022	$9,552	$9,211
7/31/2022	$9,989	$10,060
8/31/2022	$9,824	$9,650
9/30/2022	$9,095	$8,761
10/31/2022	$9,349	$9,471
11/30/2022	$9,911	$10,000
12/31/2022	$9,700	$9,424
1/31/2023	$10,092	$10,016
2/28/2023	$9,998	$9,771
3/31/2023	$10,350	$10,130
4/30/2023	$10,506	$10,288
5/31/2023	$10,582	$10,333
6/30/2023	$10,956	$11,016
7/31/2023	$11,193	$11,370
8/31/2023	$11,143	$11,189
9/30/2023	$10,636	$10,655
10/31/2023	$10,518	$10,431
11/30/2023	$11,108	$11,384
12/31/2023	$11,221	$11,901
1/31/2024	$11,372	$12,101
2/29/2024	$11,749	$12,747
3/31/2024	$11,863	$13,157
4/30/2024	$11,562	$12,620
5/31/2024	$11,989	$13,246
6/30/2024	$12,416	$13,721
7/31/2024	$12,488	$13,888
8/31/2024	$12,779	$14,225
9/30/2024	$13,048	$14,529
10/31/2024	$13,014	$14,397
11/30/2024	$13,468	$15,242
12/31/2024	$13,227	$14,879
1/31/2025	$13,383	$15,293
2/28/2025	$13,352	$15,093
3/31/2025	$12,579	$14,243
4/30/2025	$12,501	$14,146
5/31/2025	$12,977	$15,037
6/30/2025	$13,236	$15,801
7/31/2025	$13,453	$16,156
8/31/2025	$13,652	$16,484
9/30/2025	$13,834	$17,085
10/31/2025	$13,965	$17,485
11/30/2025	$14,080	$17,528
12/31/2025	$14,168	$17,539

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class I	7.11%	7.74%
S&P 500® Index	17.88%	12.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$495,705,100
  # of Portfolio Holdings154
  Total Advisory Fees Paid$2,780,640
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
33.6%
Communications
15.9%
Financial
14.3%
Consumer, Non-Cyclical
12.8%
Consumer, Cyclical
7.9%
Industrial
7.8%
Others (each less than 3.0%)
6.4%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
1.3%
0
20
40

Value	Value
Other Assets & Liabilities, Net	1.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.4%
Industrial	7.8%
Consumer, Cyclical	7.9%
Consumer, Non-Cyclical	12.8%
Financial	14.3%
Communications	15.9%
Technology	33.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$68	0.66%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) in Seagate Technology contributed to performance, as the company’s share price was driven by strong results, increased guidance, robust data center demand, and successful ramp-up of new technology.

+ An overweight in Howmet Aerospace contributed to performance as the company executed well amid supply chain issues, with strong earnings and market share gains.

+ An overweight in Micron Technology contributed to performance, with record revenue, margin expansion, and strong demand, especially in data center products.

Top detractors from performance:

- An underweight in Palantir Technologies detracted from performance, as the software issuer benefited from strong growth and raised guidance.

- An underweight in GE Aerospace detracted from performance, as the company benefited from aftermarket services outperforming amid manufacturing delays.

- An overweight in ServiceNow detracted from performance as the software company’s stock price declined due to conservative guidance, federal business uncertainty, and negative reaction to acquisitions.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Hedged Equity (Class P)	S&P 500® Index
4/30/2021	$10,000	$10,000
4/30/2021	$10,000	$10,000
5/31/2021	$10,058	$10,070
6/30/2021	$10,158	$10,305
7/31/2021	$10,262	$10,550
8/31/2021	$10,380	$10,870
9/30/2021	$10,136	$10,365
10/31/2021	$10,422	$11,091
11/30/2021	$10,381	$11,014
12/31/2021	$10,551	$11,508
1/31/2022	$10,371	$10,912
2/28/2022	$10,168	$10,586
3/31/2022	$10,114	$10,979
4/30/2022	$9,581	$10,021
5/31/2022	$9,650	$10,040
6/30/2022	$9,575	$9,211
7/31/2022	$10,014	$10,060
8/31/2022	$9,851	$9,650
9/30/2022	$9,121	$8,761
10/31/2022	$9,377	$9,471
11/30/2022	$9,943	$10,000
12/31/2022	$9,732	$9,424
1/31/2023	$10,127	$10,016
2/28/2023	$10,035	$9,771
3/31/2023	$10,390	$10,130
4/30/2023	$10,548	$10,288
5/31/2023	$10,626	$10,333
6/30/2023	$11,004	$11,016
7/31/2023	$11,244	$11,370
8/31/2023	$11,196	$11,189
9/30/2023	$10,687	$10,655
10/31/2023	$10,571	$10,431
11/30/2023	$11,166	$11,384
12/31/2023	$11,281	$11,901
1/31/2024	$11,435	$12,101
2/29/2024	$11,816	$12,747
3/31/2024	$11,933	$13,157
4/30/2024	$11,632	$12,620
5/31/2024	$12,064	$13,246
6/30/2024	$12,495	$13,721
7/31/2024	$12,569	$13,888
8/31/2024	$12,865	$14,225
9/30/2024	$13,138	$14,529
10/31/2024	$13,105	$14,397
11/30/2024	$13,565	$15,242
12/31/2024	$13,324	$14,879
1/31/2025	$13,484	$15,293
2/28/2025	$13,454	$15,093
3/31/2025	$12,678	$14,243
4/30/2025	$12,602	$14,146
5/31/2025	$13,083	$15,037
6/30/2025	$13,347	$15,801
7/31/2025	$13,568	$16,156
8/31/2025	$13,771	$16,484
9/30/2025	$13,957	$17,085
10/31/2025	$14,091	$17,485
11/30/2025	$14,210	$17,528
12/31/2025	$14,301	$17,539

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class P	7.33%	7.95%
S&P 500® Index	17.88%	12.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$495,705,100
  # of Portfolio Holdings154
  Total Advisory Fees Paid$2,780,640
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Derivatives	(0.0%)
Others (each less than 3.0%)	6.4%
Industrial	7.8%
Consumer, Cyclical	7.9%
Consumer, Non-Cyclical	12.8%
Financial	14.3%
Communications	15.9%
Technology	33.6%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) allocation in industrial cyclical company Howmet Aerospace contributed to performance as the stock performance was driven by stronger-than-expected earnings and market share gains.

+ An overweight allocation in financial company Wells Fargo contributed to performance as the company was positively influenced by strong financial results and investor optimism around deregulation.

Top detractors from performance:

- An overweight in pharmaceutical company UnitedHealth Group detracted from performance as the company faced stock price declines driven by operational challenges, higher industry costs, leadership changes and regulatory concerns.

- An overweight in Chipotle Mexican Grill detracted from performance as the retail company experienced stock price decline due to competitive pressures and legal challenges.

- An overweight in insurance company Arthur J. Gallagher detracted from performance as the company faced stock price declines driven by lower-than-expected earnings, softer organic revenue growth, and integration risks related an acquisition.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Core (Class I)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,505	$9,504
2/29/2016	$9,497	$9,491
3/31/2016	$10,105	$10,135
4/30/2016	$10,183	$10,174
5/31/2016	$10,370	$10,357
6/30/2016	$10,470	$10,384
7/31/2016	$10,783	$10,766
8/31/2016	$10,751	$10,782
9/30/2016	$10,722	$10,784
10/31/2016	$10,545	$10,587
11/30/2016	$10,936	$10,979
12/31/2016	$11,183	$11,196
1/31/2017	$11,369	$11,408
2/28/2017	$11,818	$11,861
3/31/2017	$11,845	$11,875
4/30/2017	$11,990	$11,997
5/31/2017	$12,200	$12,166
6/30/2017	$12,258	$12,242
7/31/2017	$12,481	$12,494
8/31/2017	$12,551	$12,532
9/30/2017	$12,824	$12,790
10/31/2017	$12,715	$13,089
11/30/2017	$12,985	$13,490
12/31/2017	$13,093	$13,640
1/31/2018	$13,671	$14,421
2/28/2018	$13,059	$13,890
3/31/2018	$12,678	$13,537
4/30/2018	$12,651	$13,589
5/31/2018	$12,968	$13,916
6/30/2018	$13,090	$14,002
7/31/2018	$13,503	$14,523
8/31/2018	$13,955	$14,996
9/30/2018	$13,999	$15,081
10/31/2018	$13,089	$14,050
11/30/2018	$13,384	$14,337
12/31/2018	$12,079	$13,042
1/31/2019	$13,131	$14,087
2/28/2019	$13,586	$14,540
3/31/2019	$13,836	$14,822
4/30/2019	$14,567	$15,422
5/31/2019	$13,719	$14,442
6/30/2019	$14,651	$15,460
7/31/2019	$14,884	$15,682
8/31/2019	$14,689	$15,434
9/30/2019	$14,780	$15,723
10/31/2019	$15,028	$16,063
11/30/2019	$15,480	$16,646
12/31/2019	$15,960	$17,149
1/31/2020	$15,958	$17,142
2/29/2020	$14,703	$15,731
3/31/2020	$12,697	$13,788
4/30/2020	$14,376	$15,555
5/31/2020	$14,852	$16,296
6/30/2020	$15,056	$16,620
7/31/2020	$16,078	$17,558
8/31/2020	$17,111	$18,820
9/30/2020	$16,485	$18,105
10/31/2020	$16,076	$17,623
11/30/2020	$17,635	$19,552
12/31/2020	$18,184	$20,304
1/31/2021	$18,151	$20,099
2/28/2021	$18,611	$20,653
3/31/2021	$19,632	$21,558
4/30/2021	$20,699	$22,708
5/31/2021	$20,814	$22,867
6/30/2021	$21,133	$23,401
7/31/2021	$21,524	$23,956
8/31/2021	$22,050	$24,685
9/30/2021	$21,129	$23,537
10/31/2021	$22,586	$25,186
11/30/2021	$22,344	$25,011
12/31/2021	$23,233	$26,132
1/31/2022	$21,849	$24,780
2/28/2022	$21,450	$24,038
3/31/2022	$21,818	$24,931
4/30/2022	$19,800	$22,757
5/31/2022	$19,704	$22,798
6/30/2022	$18,164	$20,916
7/31/2022	$19,809	$22,845
8/31/2022	$19,034	$21,913
9/30/2022	$17,364	$19,895
10/31/2022	$18,503	$21,506
11/30/2022	$19,668	$22,708
12/31/2022	$18,443	$21,399
1/31/2023	$19,601	$22,744
2/28/2023	$19,236	$22,189
3/31/2023	$19,837	$23,004
4/30/2023	$20,074	$23,363
5/31/2023	$20,323	$23,464
6/30/2023	$21,528	$25,015
7/31/2023	$22,274	$25,818
8/31/2023	$21,957	$25,407
9/30/2023	$20,901	$24,196
10/31/2023	$20,540	$23,687
11/30/2023	$22,328	$25,850
12/31/2023	$23,434	$27,025
1/31/2024	$23,759	$27,479
2/29/2024	$25,178	$28,946
3/31/2024	$26,052	$29,878
4/30/2024	$24,970	$28,657
5/31/2024	$26,257	$30,078
6/30/2024	$27,168	$31,157
7/31/2024	$27,590	$31,537
8/31/2024	$28,107	$32,302
9/30/2024	$28,731	$32,992
10/31/2024	$28,586	$32,692
11/30/2024	$30,192	$34,611
12/31/2024	$29,049	$33,786
1/31/2025	$29,658	$34,727
2/28/2025	$29,140	$34,274
3/31/2025	$27,391	$32,343
4/30/2025	$27,057	$32,124
5/31/2025	$28,859	$34,146
6/30/2025	$30,472	$35,882
7/31/2025	$31,543	$36,687
8/31/2025	$31,959	$37,431
9/30/2025	$33,072	$38,797
10/31/2025	$33,436	$39,706
11/30/2025	$33,356	$39,803
12/31/2025	$33,242	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	14.43%	12.82%	12.76%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,524,673,166
  # of Portfolio Holdings52
  Total Advisory Fees Paid$11,545,689
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
33.6%
Financial
16.9%
Communications
15.5%
Consumer, Non-Cyclical
10.3%
Industrial
9.2%
Consumer, Cyclical
8.9%
Utilities
3.4%
Others (each less than 3.0%)
2.0%
Other Assets & Liabilities, Net
0.2%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.2%
Others (each less than 3.0%)	2.0%
Utilities	3.4%
Consumer, Cyclical	8.9%
Industrial	9.2%
Consumer, Non-Cyclical	10.3%
Communications	15.5%
Financial	16.9%
Technology	33.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	0.49%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its benchmark index, the S&P 500 Index) allocation in industrial cyclical company Howmet Aerospace contributed to performance as the stock performance was driven by stronger-than-expected earnings and market share gains.

+ An overweight allocation in financial company Wells Fargo contributed to performance as the company was positively influenced by strong financial results and investor optimism around deregulation.

Top detractors from performance:

- An overweight in pharmaceutical company UnitedHealth Group detracted from performance as the company faced stock price declines driven by operational challenges, higher industry costs, leadership changes and regulatory concerns.

- An overweight in Chipotle Mexican Grill detracted from performance as the retail company experienced stock price decline due to competitive pressures and legal challenges.

- An overweight in insurance company Arthur J. Gallagher detracted from performance as the company faced stock price declines driven by lower-than-expected earnings, softer organic revenue growth, and integration risks related an acquisition.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Core (Class P)	S&P 500® Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,507	$9,504
2/29/2016	$9,501	$9,491
3/31/2016	$10,110	$10,135
4/30/2016	$10,190	$10,174
5/31/2016	$10,378	$10,357
6/30/2016	$10,480	$10,384
7/31/2016	$10,796	$10,766
8/31/2016	$10,765	$10,782
9/30/2016	$10,738	$10,784
10/31/2016	$10,563	$10,587
11/30/2016	$10,956	$10,979
12/31/2016	$11,205	$11,196
1/31/2017	$11,394	$11,408
2/28/2017	$11,845	$11,861
3/31/2017	$11,875	$11,875
4/30/2017	$12,022	$11,997
5/31/2017	$12,235	$12,166
6/30/2017	$12,295	$12,242
7/31/2017	$12,520	$12,494
8/31/2017	$12,593	$12,532
9/30/2017	$12,869	$12,790
10/31/2017	$12,762	$13,089
11/30/2017	$13,035	$13,490
12/31/2017	$13,145	$13,640
1/31/2018	$13,728	$14,421
2/28/2018	$13,115	$13,890
3/31/2018	$12,735	$13,537
4/30/2018	$12,710	$13,589
5/31/2018	$13,030	$13,916
6/30/2018	$13,155	$14,002
7/31/2018	$13,572	$14,523
8/31/2018	$14,030	$14,996
9/30/2018	$14,076	$15,081
10/31/2018	$13,163	$14,050
11/30/2018	$13,461	$14,337
12/31/2018	$12,151	$13,042
1/31/2019	$13,211	$14,087
2/28/2019	$13,671	$14,540
3/31/2019	$13,925	$14,822
4/30/2019	$14,663	$15,422
5/31/2019	$13,812	$14,442
6/30/2019	$14,753	$15,460
7/31/2019	$14,990	$15,682
8/31/2019	$14,796	$15,434
9/30/2019	$14,890	$15,723
10/31/2019	$15,143	$16,063
11/30/2019	$15,600	$16,646
12/31/2019	$16,088	$17,149
1/31/2020	$16,088	$17,142
2/29/2020	$14,825	$15,731
3/31/2020	$12,805	$13,788
4/30/2020	$14,500	$15,555
5/31/2020	$14,983	$16,296
6/30/2020	$15,191	$16,620
7/31/2020	$16,225	$17,558
8/31/2020	$17,270	$18,820
9/30/2020	$16,641	$18,105
10/31/2020	$16,231	$17,623
11/30/2020	$17,808	$19,552
12/31/2020	$18,366	$20,304
1/31/2021	$18,335	$20,099
2/28/2021	$18,803	$20,653
3/31/2021	$19,838	$21,558
4/30/2021	$20,919	$22,708
5/31/2021	$21,039	$22,867
6/30/2021	$21,366	$23,401
7/31/2021	$21,764	$23,956
8/31/2021	$22,300	$24,685
9/30/2021	$21,372	$23,537
10/31/2021	$22,849	$25,186
11/30/2021	$22,608	$25,011
12/31/2021	$23,512	$26,132
1/31/2022	$22,115	$24,780
2/28/2022	$21,714	$24,038
3/31/2022	$22,091	$24,931
4/30/2022	$20,051	$22,757
5/31/2022	$19,957	$22,798
6/30/2022	$18,401	$20,916
7/31/2022	$20,071	$22,845
8/31/2022	$19,288	$21,913
9/30/2022	$17,599	$19,895
10/31/2022	$18,756	$21,506
11/30/2022	$19,941	$22,708
12/31/2022	$18,702	$21,399
1/31/2023	$19,879	$22,744
2/28/2023	$19,512	$22,189
3/31/2023	$20,125	$23,004
4/30/2023	$20,369	$23,363
5/31/2023	$20,625	$23,464
6/30/2023	$21,852	$25,015
7/31/2023	$22,613	$25,818
8/31/2023	$22,295	$25,407
9/30/2023	$21,227	$24,196
10/31/2023	$20,863	$23,687
11/30/2023	$22,683	$25,850
12/31/2023	$23,811	$27,025
1/31/2024	$24,145	$27,479
2/29/2024	$25,590	$28,946
3/31/2024	$26,484	$29,878
4/30/2024	$25,388	$28,657
5/31/2024	$26,701	$30,078
6/30/2024	$27,632	$31,157
7/31/2024	$28,066	$31,537
8/31/2024	$28,597	$32,302
9/30/2024	$29,237	$32,992
10/31/2024	$29,094	$32,692
11/30/2024	$30,733	$34,611
12/31/2024	$29,575	$33,786
1/31/2025	$30,200	$34,727
2/28/2025	$29,677	$34,274
3/31/2025	$27,900	$32,343
4/30/2025	$27,565	$32,124
5/31/2025	$29,406	$34,146
6/30/2025	$31,054	$35,882
7/31/2025	$32,151	$36,687
8/31/2025	$32,580	$37,431
9/30/2025	$33,721	$38,797
10/31/2025	$34,098	$39,706
11/30/2025	$34,022	$39,803
12/31/2025	$33,911	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	14.66%	13.05%	12.99%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,524,673,166
  # of Portfolio Holdings52
  Total Advisory Fees Paid$11,545,689
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Others (each less than 3.0%)	2.0%
Utilities	3.4%
Consumer, Cyclical	8.9%
Industrial	9.2%
Consumer, Non-Cyclical	10.3%
Communications	15.5%
Financial	16.9%
Technology	33.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.87%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Alphabet share price increased during the reporting period as the firm continued to execute its artificial intelligence strategy while producing solid financial results across its other businesses.

+ Energy company GE Vernova, following its split from General Electric, continued to fare well as a stand-alone entity as increasing growth in AI and data centers caused a meaningful surge in demand for electricity.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Russell 1000 Growth Index) in Broadcom was the Fund’s biggest detractor during the reporting period, as strong demand for AI-related chips fueled the semiconductor company’s solid financial results.

- Amazon.com’s Web Services and Retail were both severely discounted by the market at current levels. Its shares were also negatively affected by market uncertainty surrounding tariffs.

- Not holding benchmark component Palantir Technologies hurt relative performance as the software company’s high revenue resulted in solid earnings, with strength across both U.S. commercial and government business segments, reflecting in an increase in share price.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Growth (Class I)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,208	$9,442	$9,504
2/29/2016	$8,982	$9,438	$9,491
3/31/2016	$9,492	$10,074	$10,135
4/30/2016	$9,414	$9,982	$10,174
5/31/2016	$9,764	$10,176	$10,357
6/30/2016	$9,579	$10,136	$10,384
7/31/2016	$10,117	$10,615	$10,766
8/31/2016	$10,171	$10,562	$10,782
9/30/2016	$10,340	$10,600	$10,784
10/31/2016	$10,097	$10,351	$10,587
11/30/2016	$9,980	$10,577	$10,979
12/31/2016	$10,051	$10,708	$11,196
1/31/2017	$10,496	$11,068	$11,408
2/28/2017	$10,939	$11,528	$11,861
3/31/2017	$11,071	$11,662	$11,875
4/30/2017	$11,412	$11,928	$11,997
5/31/2017	$11,733	$12,238	$12,166
6/30/2017	$11,809	$12,206	$12,242
7/31/2017	$12,333	$12,531	$12,494
8/31/2017	$12,475	$12,760	$12,532
9/30/2017	$12,488	$12,926	$12,790
10/31/2017	$13,099	$13,427	$13,089
11/30/2017	$13,363	$13,835	$13,490
12/31/2017	$13,437	$13,943	$13,640
1/31/2018	$14,846	$14,930	$14,421
2/28/2018	$14,537	$14,539	$13,890
3/31/2018	$14,197	$14,140	$13,537
4/30/2018	$14,465	$14,189	$13,589
5/31/2018	$15,060	$14,811	$13,916
6/30/2018	$15,367	$14,954	$14,002
7/31/2018	$15,550	$15,393	$14,523
8/31/2018	$16,193	$16,235	$14,996
9/30/2018	$16,264	$16,325	$15,081
10/31/2018	$14,553	$14,865	$14,050
11/30/2018	$14,965	$15,023	$14,337
12/31/2018	$13,691	$13,732	$13,042
1/31/2019	$15,043	$14,966	$14,087
2/28/2019	$15,556	$15,501	$14,540
3/31/2019	$16,014	$15,943	$14,822
4/30/2019	$16,724	$16,663	$15,422
5/31/2019	$15,910	$15,610	$14,442
6/30/2019	$16,953	$16,682	$15,460
7/31/2019	$17,036	$17,059	$15,682
8/31/2019	$16,908	$16,928	$15,434
9/30/2019	$16,537	$16,930	$15,723
10/31/2019	$16,831	$17,408	$16,063
11/30/2019	$17,706	$18,180	$16,646
12/31/2019	$18,119	$18,729	$17,149
1/31/2020	$18,755	$19,147	$17,142
2/29/2020	$17,767	$17,843	$15,731
3/31/2020	$15,971	$16,088	$13,788
4/30/2020	$18,355	$18,468	$15,555
5/31/2020	$19,792	$19,708	$16,296
6/30/2020	$20,589	$20,567	$16,620
7/31/2020	$21,827	$22,149	$17,558
8/31/2020	$23,734	$24,434	$18,820
9/30/2020	$22,814	$23,285	$18,105
10/31/2020	$22,097	$22,494	$17,623
11/30/2020	$24,076	$24,797	$19,552
12/31/2020	$25,067	$25,938	$20,304
1/31/2021	$24,540	$25,746	$20,099
2/28/2021	$25,040	$25,740	$20,653
3/31/2021	$25,068	$26,182	$21,558
4/30/2021	$26,961	$27,963	$22,708
5/31/2021	$26,595	$27,577	$22,867
6/30/2021	$28,278	$29,307	$23,401
7/31/2021	$29,242	$30,273	$23,956
8/31/2021	$30,194	$31,404	$24,685
9/30/2021	$28,396	$29,646	$23,537
10/31/2021	$30,249	$32,213	$25,186
11/30/2021	$29,821	$32,410	$25,011
12/31/2021	$30,148	$33,096	$26,132
1/31/2022	$26,739	$30,255	$24,780
2/28/2022	$25,388	$28,970	$24,038
3/31/2022	$26,000	$30,103	$24,931
4/30/2022	$22,397	$26,468	$22,757
5/31/2022	$21,901	$25,853	$22,798
6/30/2022	$19,967	$23,805	$20,916
7/31/2022	$22,469	$26,662	$22,845
8/31/2022	$20,807	$25,420	$21,913
9/30/2022	$18,518	$22,949	$19,895
10/31/2022	$19,265	$24,290	$21,506
11/30/2022	$20,386	$25,397	$22,708
12/31/2022	$18,722	$23,453	$21,399
1/31/2023	$20,787	$25,407	$22,744
2/28/2023	$20,306	$25,106	$22,189
3/31/2023	$21,897	$26,822	$23,004
4/30/2023	$21,962	$27,086	$23,363
5/31/2023	$22,986	$28,321	$23,464
6/30/2023	$24,551	$30,258	$25,015
7/31/2023	$25,440	$31,277	$25,818
8/31/2023	$25,289	$30,996	$25,407
9/30/2023	$23,895	$29,310	$24,196
10/31/2023	$23,394	$28,893	$23,687
11/30/2023	$25,923	$32,043	$25,850
12/31/2023	$27,169	$33,462	$27,025
1/31/2024	$28,279	$34,296	$27,479
2/29/2024	$30,789	$36,636	$28,946
3/31/2024	$31,531	$37,281	$29,878
4/30/2024	$30,140	$35,700	$28,657
5/31/2024	$31,833	$37,837	$30,078
6/30/2024	$33,565	$40,388	$31,157
7/31/2024	$32,952	$39,701	$31,537
8/31/2024	$33,962	$40,528	$32,302
9/30/2024	$34,686	$41,677	$32,992
10/31/2024	$34,334	$41,539	$32,692
11/30/2024	$35,901	$44,233	$34,611
12/31/2024	$35,311	$44,623	$33,786
1/31/2025	$36,155	$45,506	$34,727
2/28/2025	$34,960	$43,871	$34,274
3/31/2025	$32,268	$40,175	$32,343
4/30/2025	$32,400	$40,887	$32,124
5/31/2025	$35,165	$44,505	$34,146
6/30/2025	$37,341	$47,342	$35,882
7/31/2025	$38,653	$49,129	$36,687
8/31/2025	$38,934	$49,679	$37,431
9/30/2025	$40,072	$52,318	$38,797
10/31/2025	$41,138	$54,218	$39,706
11/30/2025	$40,637	$53,236	$39,803
12/31/2025	$40,745	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	15.39%	10.20%	15.08%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,248,776,130
  # of Portfolio Holdings130
  Total Advisory Fees Paid$9,204,478
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
30.2%
Communications
27.5%
Consumer, Non-Cyclical
20.6%
Consumer, Cyclical
6.6%
Financial
6.5%
Industrial
6.4%
Others (each less than 3.0%)
3.6%
Other Assets & Liabilities, Net
(1.4%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(1.4%)
Others (each less than 3.0%)	3.6%
Industrial	6.4%
Financial	6.5%
Consumer, Cyclical	6.6%
Consumer, Non-Cyclical	20.6%
Communications	27.5%
Technology	30.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.67%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Alphabet share price increased during the reporting period as the firm continued to execute its artificial intelligence strategy while producing solid financial results across its other businesses.

+ Energy company GE Vernova, following its split from General Electric, continued to fare well as a stand-alone entity as increasing growth in AI and data centers caused a meaningful surge in demand for electricity.

Top detractors from performance:

- An underweight (relative to its benchmark index, the Russell 1000 Growth Index) in Broadcom was the Fund’s biggest detractor during the reporting period, as strong demand for AI-related chips fueled the semiconductor company’s solid financial results.

- Amazon.com’s Web Services and Retail were both severely discounted by the market at current levels. Its shares were also negatively affected by market uncertainty surrounding tariffs.

- Not holding benchmark component Palantir Technologies hurt relative performance as the software company’s high revenue resulted in solid earnings, with strength across both U.S. commercial and government business segments, reflecting in an increase in share price.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Growth (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,210	$9,442	$9,504
2/29/2016	$8,985	$9,438	$9,491
3/31/2016	$9,497	$10,074	$10,135
4/30/2016	$9,421	$9,982	$10,174
5/31/2016	$9,772	$10,176	$10,357
6/30/2016	$9,588	$10,136	$10,384
7/31/2016	$10,129	$10,615	$10,766
8/31/2016	$10,185	$10,562	$10,782
9/30/2016	$10,355	$10,600	$10,784
10/31/2016	$10,114	$10,351	$10,587
11/30/2016	$9,998	$10,577	$10,979
12/31/2016	$10,071	$10,708	$11,196
1/31/2017	$10,519	$11,068	$11,408
2/28/2017	$10,964	$11,528	$11,861
3/31/2017	$11,099	$11,662	$11,875
4/30/2017	$11,443	$11,928	$11,997
5/31/2017	$11,766	$12,238	$12,166
6/30/2017	$11,844	$12,206	$12,242
7/31/2017	$12,372	$12,531	$12,494
8/31/2017	$12,516	$12,760	$12,532
9/30/2017	$12,531	$12,926	$12,790
10/31/2017	$13,147	$13,427	$13,089
11/30/2017	$13,414	$13,835	$13,490
12/31/2017	$13,490	$13,943	$13,640
1/31/2018	$14,908	$14,930	$14,421
2/28/2018	$14,600	$14,539	$13,890
3/31/2018	$14,261	$14,140	$13,537
4/30/2018	$14,532	$14,189	$13,589
5/31/2018	$15,133	$14,811	$13,916
6/30/2018	$15,444	$14,954	$14,002
7/31/2018	$15,630	$15,393	$14,523
8/31/2018	$16,279	$16,235	$14,996
9/30/2018	$16,354	$16,325	$15,081
10/31/2018	$14,635	$14,865	$14,050
11/30/2018	$15,052	$15,023	$14,337
12/31/2018	$13,773	$13,732	$13,042
1/31/2019	$15,136	$14,966	$14,087
2/28/2019	$15,654	$15,501	$14,540
3/31/2019	$16,118	$15,943	$14,822
4/30/2019	$16,836	$16,663	$15,422
5/31/2019	$16,018	$15,610	$14,442
6/30/2019	$17,071	$16,682	$15,460
7/31/2019	$17,158	$17,059	$15,682
8/31/2019	$17,032	$16,928	$15,434
9/30/2019	$16,661	$16,930	$15,723
10/31/2019	$16,960	$17,408	$16,063
11/30/2019	$17,845	$18,180	$16,646
12/31/2019	$18,264	$18,729	$17,149
1/31/2020	$18,909	$19,147	$17,142
2/29/2020	$17,915	$17,843	$15,731
3/31/2020	$16,107	$16,088	$13,788
4/30/2020	$18,514	$18,468	$15,555
5/31/2020	$19,967	$19,708	$16,296
6/30/2020	$20,774	$20,567	$16,620
7/31/2020	$22,027	$22,149	$17,558
8/31/2020	$23,956	$24,434	$18,820
9/30/2020	$23,031	$23,285	$18,105
10/31/2020	$22,311	$22,494	$17,623
11/30/2020	$24,313	$24,797	$19,552
12/31/2020	$25,318	$25,938	$20,304
1/31/2021	$24,790	$25,746	$20,099
2/28/2021	$25,299	$25,740	$20,653
3/31/2021	$25,332	$26,182	$21,558
4/30/2021	$27,249	$27,963	$22,708
5/31/2021	$26,884	$27,577	$22,867
6/30/2021	$28,590	$29,307	$23,401
7/31/2021	$29,569	$30,273	$23,956
8/31/2021	$30,537	$31,404	$24,685
9/30/2021	$28,724	$29,646	$23,537
10/31/2021	$30,603	$32,213	$25,186
11/30/2021	$30,175	$32,410	$25,011
12/31/2021	$30,511	$33,096	$26,132
1/31/2022	$27,066	$30,255	$24,780
2/28/2022	$25,703	$28,970	$24,038
3/31/2022	$26,326	$30,103	$24,931
4/30/2022	$22,682	$26,468	$22,757
5/31/2022	$22,183	$25,853	$22,798
6/30/2022	$20,227	$23,805	$20,916
7/31/2022	$22,767	$26,662	$22,845
8/31/2022	$21,086	$25,420	$21,913
9/30/2022	$18,769	$22,949	$19,895
10/31/2022	$19,530	$24,290	$21,506
11/30/2022	$20,670	$25,397	$22,708
12/31/2022	$18,986	$23,453	$21,399
1/31/2023	$21,083	$25,407	$22,744
2/28/2023	$20,599	$25,106	$22,189
3/31/2023	$22,216	$26,822	$23,004
4/30/2023	$22,286	$27,086	$23,363
5/31/2023	$23,329	$28,321	$23,464
6/30/2023	$24,921	$30,258	$25,015
7/31/2023	$25,828	$31,277	$25,818
8/31/2023	$25,679	$30,996	$25,407
9/30/2023	$24,268	$29,310	$24,196
10/31/2023	$23,763	$28,893	$23,687
11/30/2023	$26,336	$32,043	$25,850
12/31/2023	$27,606	$33,462	$27,025
1/31/2024	$28,740	$34,296	$27,479
2/29/2024	$31,295	$36,636	$28,946
3/31/2024	$32,054	$37,281	$29,878
4/30/2024	$30,646	$35,700	$28,657
5/31/2024	$32,372	$37,837	$30,078
6/30/2024	$34,139	$40,388	$31,157
7/31/2024	$33,522	$39,701	$31,537
8/31/2024	$34,554	$40,528	$32,302
9/30/2024	$35,297	$41,677	$32,992
10/31/2024	$34,945	$41,539	$32,692
11/30/2024	$36,545	$44,233	$34,611
12/31/2024	$35,951	$44,623	$33,786
1/31/2025	$36,817	$45,506	$34,727
2/28/2025	$35,605	$43,871	$34,274
3/31/2025	$32,870	$40,175	$32,343
4/30/2025	$33,009	$40,887	$32,124
5/31/2025	$35,832	$44,505	$34,146
6/30/2025	$38,056	$47,342	$35,882
7/31/2025	$39,400	$49,129	$36,687
8/31/2025	$39,693	$49,679	$37,431
9/30/2025	$40,859	$52,318	$38,797
10/31/2025	$41,954	$54,218	$39,706
11/30/2025	$41,450	$53,236	$39,803
12/31/2025	$41,567	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	15.62%	10.42%	15.31%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,248,776,130
  # of Portfolio Holdings130
  Total Advisory Fees Paid$9,204,478
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.4%)
Others (each less than 3.0%)	3.6%
Industrial	6.4%
Financial	6.5%
Consumer, Cyclical	6.6%
Consumer, Non-Cyclical	20.6%
Communications	27.5%
Technology	30.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.66%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the S&P 500 Index through a total return swap contributed to performance.

+ An overweight to growth stocks relative to the benchmark index contributed to performance.

+ An underweight to the value stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Plus Bond Alpha (Class I)	S&P 500® Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,815
11/30/2024	$10,580	$10,391
12/31/2024	$10,298	$10,143
1/31/2025	$10,581	$10,426
2/28/2025	$10,443	$10,289
3/31/2025	$9,774	$9,710
4/30/2025	$9,738	$9,644
5/31/2025	$10,404	$10,251
6/30/2025	$10,971	$10,772
7/31/2025	$11,237	$11,014
8/31/2025	$11,449	$11,237
9/30/2025	$11,906	$11,647
10/31/2025	$12,185	$11,920
11/30/2025	$12,180	$11,949
12/31/2025	$12,183	$11,957

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class I	18.31%	18.39%
S&P 500® Index	17.88%	16.50%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$884,520,025
  # of Portfolio Holdings415
  Total Advisory Fees Paid$3,309,863
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
48.6%
Asset-Backed Securities
19.1%
Short-Term Investments
15.9%
U.S. Treasury Obligations
9.6%
Mortgage-Backed Securities
3.5%
Others (each less than 3.0%)
1.8%
Derivatives
0.2%
Other Assets and Liabilities, Net
1.3%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.2%
Others (each less than 3.0%)	1.8%
Mortgage-Backed Securities	3.5%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	48.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$50	0.46%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the S&P 500 Index through a total return swap contributed to performance.

+ An overweight to growth stocks relative to the benchmark index contributed to performance.

+ An underweight to the value stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Plus Bond Alpha (Class P)	S&P 500® Index
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,815
11/30/2024	$10,581	$10,391
12/31/2024	$10,301	$10,143
1/31/2025	$10,586	$10,426
2/28/2025	$10,450	$10,289
3/31/2025	$9,782	$9,710
4/30/2025	$9,748	$9,644
5/31/2025	$10,416	$10,251
6/30/2025	$10,986	$10,772
7/31/2025	$11,254	$11,014
8/31/2025	$11,467	$11,237
9/30/2025	$11,928	$11,647
10/31/2025	$12,209	$11,920
11/30/2025	$12,206	$11,949
12/31/2025	$12,211	$11,957

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class P	18.54%	18.62%
S&P 500® Index	17.88%	16.50%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$884,520,025
  # of Portfolio Holdings415
  Total Advisory Fees Paid$3,309,863
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.2%
Others (each less than 3.0%)	1.8%
Mortgage-Backed Securities	3.5%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	48.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.87%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance, with the stock of JPMorgan Chase benefiting from disciplined execution, a resilient consumer, reduced tariff fears and increasing capital markets activity.

+ A decline in policy uncertainty, improved earnings and attractive valuations in the health care sector helped the Fund’s holdings in this sector which included CVS Health, McKesson and Johnson & Johnson.

+ An underweight (relative to its benchmark index, the Russell 1000 Value Index) to the consumer staples sector was beneficial.

Top detractors from performance:

- In the energy sector, Venture Global, a liquefied natural gas exporter, negatively impacted the Fund as the issuer failed to garner investor enthusiasm following its initial public offering and its inaugural earnings report disappointed.

- In the materials sector, Air Products and Chemicals detracted as shares were lower on concerns over tariffs and their effects on hoped-for volume growth.

- In the utilities sector, Edison International shares fell as California wildfires raised concerns about potential liabilities.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,474	$9,483	$9,504
2/29/2016	$9,485	$9,481	$9,491
3/31/2016	$10,128	$10,164	$10,135
4/30/2016	$10,398	$10,377	$10,174
5/31/2016	$10,339	$10,539	$10,357
6/30/2016	$10,299	$10,630	$10,384
7/31/2016	$10,541	$10,938	$10,766
8/31/2016	$10,564	$11,023	$10,782
9/30/2016	$10,523	$11,000	$10,784
10/31/2016	$10,449	$10,829	$10,587
11/30/2016	$11,093	$11,448	$10,979
12/31/2016	$11,287	$11,734	$11,196
1/31/2017	$11,474	$11,818	$11,408
2/28/2017	$11,815	$12,242	$11,861
3/31/2017	$11,741	$12,118	$11,875
4/30/2017	$11,762	$12,095	$11,997
5/31/2017	$11,761	$12,083	$12,166
6/30/2017	$12,023	$12,281	$12,242
7/31/2017	$12,219	$12,444	$12,494
8/31/2017	$11,988	$12,299	$12,532
9/30/2017	$12,293	$12,663	$12,790
10/31/2017	$12,319	$12,755	$13,089
11/30/2017	$12,664	$13,146	$13,490
12/31/2017	$12,861	$13,337	$13,640
1/31/2018	$13,548	$13,853	$14,421
2/28/2018	$12,856	$13,192	$13,890
3/31/2018	$12,451	$12,960	$13,537
4/30/2018	$12,446	$13,002	$13,589
5/31/2018	$12,400	$13,080	$13,916
6/30/2018	$12,606	$13,112	$14,002
7/31/2018	$13,050	$13,631	$14,523
8/31/2018	$13,179	$13,832	$14,996
9/30/2018	$13,227	$13,860	$15,081
10/31/2018	$12,559	$13,142	$14,050
11/30/2018	$13,006	$13,534	$14,337
12/31/2018	$11,659	$12,235	$13,042
1/31/2019	$12,591	$13,187	$14,087
2/28/2019	$13,075	$13,608	$14,540
3/31/2019	$13,100	$13,695	$14,822
4/30/2019	$13,631	$14,181	$15,422
5/31/2019	$12,973	$13,269	$14,442
6/30/2019	$13,797	$14,221	$15,460
7/31/2019	$13,950	$14,339	$15,682
8/31/2019	$13,653	$13,918	$15,434
9/30/2019	$13,927	$14,414	$15,723
10/31/2019	$14,109	$14,616	$16,063
11/30/2019	$14,612	$15,068	$16,646
12/31/2019	$14,977	$15,482	$17,149
1/31/2020	$14,616	$15,149	$17,142
2/29/2020	$13,353	$13,682	$15,731
3/31/2020	$11,384	$11,344	$13,788
4/30/2020	$12,547	$12,619	$15,555
5/31/2020	$13,048	$13,051	$16,296
6/30/2020	$13,105	$12,965	$16,620
7/31/2020	$13,692	$13,477	$17,558
8/31/2020	$14,343	$14,035	$18,820
9/30/2020	$13,962	$13,690	$18,105
10/31/2020	$13,661	$13,510	$17,623
11/30/2020	$15,470	$15,327	$19,552
12/31/2020	$15,856	$15,915	$20,304
1/31/2021	$15,445	$15,769	$20,099
2/28/2021	$16,291	$16,722	$20,653
3/31/2021	$17,368	$17,706	$21,558
4/30/2021	$18,319	$18,414	$22,708
5/31/2021	$18,801	$18,844	$22,867
6/30/2021	$18,692	$18,628	$23,401
7/31/2021	$18,871	$18,777	$23,956
8/31/2021	$19,299	$19,150	$24,685
9/30/2021	$18,541	$18,483	$23,537
10/31/2021	$19,586	$19,422	$25,186
11/30/2021	$18,893	$18,737	$25,011
12/31/2021	$19,997	$19,919	$26,132
1/31/2022	$19,566	$19,455	$24,780
2/28/2022	$19,206	$19,229	$24,038
3/31/2022	$19,660	$19,772	$24,931
4/30/2022	$18,325	$18,657	$22,757
5/31/2022	$18,757	$19,020	$22,798
6/30/2022	$17,101	$17,358	$20,916
7/31/2022	$18,198	$18,509	$22,845
8/31/2022	$17,927	$17,957	$21,913
9/30/2022	$16,310	$16,383	$19,895
10/31/2022	$18,338	$18,063	$21,506
11/30/2022	$19,420	$19,191	$22,708
12/31/2022	$18,672	$18,418	$21,399
1/31/2023	$19,291	$19,372	$22,744
2/28/2023	$18,741	$18,689	$22,189
3/31/2023	$18,718	$18,603	$23,004
4/30/2023	$19,022	$18,883	$23,363
5/31/2023	$18,442	$18,155	$23,464
6/30/2023	$19,721	$19,361	$25,015
7/31/2023	$20,476	$20,042	$25,818
8/31/2023	$20,058	$19,501	$25,407
9/30/2023	$19,418	$18,748	$24,196
10/31/2023	$19,221	$18,087	$23,687
11/30/2023	$20,640	$19,451	$25,850
12/31/2023	$21,456	$20,529	$27,025
1/31/2024	$21,331	$20,550	$27,479
2/29/2024	$21,971	$21,308	$28,946
3/31/2024	$22,933	$22,373	$29,878
4/30/2024	$21,879	$21,418	$28,657
5/31/2024	$22,354	$22,097	$30,078
6/30/2024	$22,228	$21,889	$31,157
7/31/2024	$22,985	$23,008	$31,537
8/31/2024	$23,281	$23,625	$32,302
9/30/2024	$23,445	$23,953	$32,992
10/31/2024	$23,304	$23,689	$32,692
11/30/2024	$24,995	$25,202	$34,611
12/31/2024	$23,166	$23,478	$33,786
1/31/2025	$24,083	$24,565	$34,727
2/28/2025	$23,938	$24,665	$34,274
3/31/2025	$23,243	$23,980	$32,343
4/30/2025	$22,335	$23,249	$32,124
5/31/2025	$23,000	$24,065	$34,146
6/30/2025	$23,624	$24,888	$35,882
7/31/2025	$23,722	$25,031	$36,687
8/31/2025	$24,640	$25,829	$37,431
9/30/2025	$24,950	$26,215	$38,797
10/31/2025	$25,015	$26,330	$39,706
11/30/2025	$25,464	$27,030	$39,803
12/31/2025	$25,476	$27,213	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.97%	9.95%	9.80%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$727,374,972
  # of Portfolio Holdings58
  Total Advisory Fees Paid$5,152,323
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
25.7%
Consumer, Non-Cyclical
19.9%
Industrial
15.5%
Communications
9.6%
Technology
9.3%
Energy
6.7%
Basic Materials
5.5%
Utilities
4.1%
Consumer, Cyclical
3.6%
Securities Lending Collateral
3.2%
Other Assets & Liabilities, Net
(3.1%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(3.1%)
Securities Lending Collateral	3.2%
Consumer, Cyclical	3.6%
Utilities	4.1%
Basic Materials	5.5%
Energy	6.7%
Technology	9.3%
Communications	9.6%
Industrial	15.5%
Consumer, Non-Cyclical	19.9%
Financial	25.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.67%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance, with the stock of JPMorgan Chase benefiting from disciplined execution, a resilient consumer, reduced tariff fears and increasing capital markets activity.

+ A decline in policy uncertainty, improved earnings and attractive valuations in the health care sector helped the Fund’s holdings in this sector which included CVS Health, McKesson and Johnson & Johnson.

+ An underweight (relative to its benchmark index, the Russell 1000 Value Index) to the consumer staples sector was beneficial.

Top detractors from performance:

- In the energy sector, Venture Global, a liquefied natural gas exporter, negatively impacted the Fund as the issuer failed to garner investor enthusiasm following its initial public offering and its inaugural earnings report disappointed.

- In the materials sector, Air Products and Chemicals detracted as shares were lower on concerns over tariffs and their effects on hoped-for volume growth.

- In the utilities sector, Edison International shares fell as California wildfires raised concerns about potential liabilities.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Large-Cap Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,476	$9,483	$9,504
2/29/2016	$9,489	$9,481	$9,491
3/31/2016	$10,133	$10,164	$10,135
4/30/2016	$10,405	$10,377	$10,174
5/31/2016	$10,348	$10,539	$10,357
6/30/2016	$10,309	$10,630	$10,384
7/31/2016	$10,553	$10,938	$10,766
8/31/2016	$10,579	$11,023	$10,782
9/30/2016	$10,539	$11,000	$10,784
10/31/2016	$10,466	$10,829	$10,587
11/30/2016	$11,113	$11,448	$10,979
12/31/2016	$11,309	$11,734	$11,196
1/31/2017	$11,499	$11,818	$11,408
2/28/2017	$11,842	$12,242	$11,861
3/31/2017	$11,771	$12,118	$11,875
4/30/2017	$11,794	$12,095	$11,997
5/31/2017	$11,794	$12,083	$12,166
6/30/2017	$12,059	$12,281	$12,242
7/31/2017	$12,257	$12,444	$12,494
8/31/2017	$12,028	$12,299	$12,532
9/30/2017	$12,336	$12,663	$12,790
10/31/2017	$12,364	$12,755	$13,089
11/30/2017	$12,713	$13,146	$13,490
12/31/2017	$12,912	$13,337	$13,640
1/31/2018	$13,605	$13,853	$14,421
2/28/2018	$12,911	$13,192	$13,890
3/31/2018	$12,507	$12,960	$13,537
4/30/2018	$12,504	$13,002	$13,589
5/31/2018	$12,460	$13,080	$13,916
6/30/2018	$12,669	$13,112	$14,002
7/31/2018	$13,118	$13,631	$14,523
8/31/2018	$13,249	$13,832	$14,996
9/30/2018	$13,300	$13,860	$15,081
10/31/2018	$12,630	$13,142	$14,050
11/30/2018	$13,082	$13,534	$14,337
12/31/2018	$11,729	$12,235	$13,042
1/31/2019	$12,669	$13,187	$14,087
2/28/2019	$13,158	$13,608	$14,540
3/31/2019	$13,186	$13,695	$14,822
4/30/2019	$13,722	$14,181	$15,422
5/31/2019	$13,061	$13,269	$14,442
6/30/2019	$13,894	$14,221	$15,460
7/31/2019	$14,050	$14,339	$15,682
8/31/2019	$13,754	$13,918	$15,434
9/30/2019	$14,032	$14,414	$15,723
10/31/2019	$14,218	$14,616	$16,063
11/30/2019	$14,726	$15,068	$16,646
12/31/2019	$15,097	$15,482	$17,149
1/31/2020	$14,736	$15,149	$17,142
2/29/2020	$13,464	$13,682	$15,731
3/31/2020	$11,481	$11,344	$13,788
4/30/2020	$12,656	$12,619	$15,555
5/31/2020	$13,164	$13,051	$16,296
6/30/2020	$13,224	$12,965	$16,620
7/31/2020	$13,818	$13,477	$17,558
8/31/2020	$14,478	$14,035	$18,820
9/30/2020	$14,095	$13,690	$18,105
10/31/2020	$13,793	$13,510	$17,623
11/30/2020	$15,623	$15,327	$19,552
12/31/2020	$16,015	$15,915	$20,304
1/31/2021	$15,603	$15,769	$20,099
2/28/2021	$16,459	$16,722	$20,653
3/31/2021	$17,551	$17,706	$21,558
4/30/2021	$18,515	$18,414	$22,708
5/31/2021	$19,005	$18,844	$22,867
6/30/2021	$18,899	$18,628	$23,401
7/31/2021	$19,083	$18,777	$23,956
8/31/2021	$19,519	$19,150	$24,685
9/30/2021	$18,755	$18,483	$23,537
10/31/2021	$19,816	$19,422	$25,186
11/30/2021	$19,117	$18,737	$25,011
12/31/2021	$20,239	$19,919	$26,132
1/31/2022	$19,806	$19,455	$24,780
2/28/2022	$19,444	$19,229	$24,038
3/31/2022	$19,907	$19,772	$24,931
4/30/2022	$18,558	$18,657	$22,757
5/31/2022	$18,998	$19,020	$22,798
6/30/2022	$17,324	$17,358	$20,916
7/31/2022	$18,439	$18,509	$22,845
8/31/2022	$18,167	$17,957	$21,913
9/30/2022	$16,532	$16,383	$19,895
10/31/2022	$18,590	$18,063	$21,506
11/30/2022	$19,690	$19,191	$22,708
12/31/2022	$18,935	$18,418	$21,399
1/31/2023	$19,566	$19,372	$22,744
2/28/2023	$19,011	$18,689	$22,189
3/31/2023	$18,991	$18,603	$23,004
4/30/2023	$19,303	$18,883	$23,363
5/31/2023	$18,717	$18,155	$23,464
6/30/2023	$20,019	$19,361	$25,015
7/31/2023	$20,788	$20,042	$25,818
8/31/2023	$20,368	$19,501	$25,407
9/30/2023	$19,721	$18,748	$24,196
10/31/2023	$19,524	$18,087	$23,687
11/30/2023	$20,969	$19,451	$25,850
12/31/2023	$21,802	$20,529	$27,025
1/31/2024	$21,679	$20,550	$27,479
2/29/2024	$22,333	$21,308	$28,946
3/31/2024	$23,314	$22,373	$29,878
4/30/2024	$22,246	$21,418	$28,657
5/31/2024	$22,733	$22,097	$30,078
6/30/2024	$22,609	$21,889	$31,157
7/31/2024	$23,382	$23,008	$31,537
8/31/2024	$23,687	$23,625	$32,302
9/30/2024	$23,858	$23,953	$32,992
10/31/2024	$23,719	$23,689	$32,692
11/30/2024	$25,444	$25,202	$34,611
12/31/2024	$23,586	$23,478	$33,786
1/31/2025	$24,524	$24,565	$34,727
2/28/2025	$24,381	$24,665	$34,274
3/31/2025	$23,677	$23,980	$32,343
4/30/2025	$22,756	$23,249	$32,124
5/31/2025	$23,437	$24,065	$34,146
6/30/2025	$24,076	$24,888	$35,882
7/31/2025	$24,181	$25,031	$36,687
8/31/2025	$25,120	$25,829	$37,431
9/30/2025	$25,440	$26,215	$38,797
10/31/2025	$25,511	$26,330	$39,706
11/30/2025	$25,974	$27,030	$39,803
12/31/2025	$25,990	$27,213	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	10.19%	10.17%	10.02%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$727,374,972
  # of Portfolio Holdings58
  Total Advisory Fees Paid$5,152,323
  Portfolio Turnover Rate18%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(3.1%)
Securities Lending Collateral	3.2%
Consumer, Cyclical	3.6%
Utilities	4.1%
Basic Materials	5.5%
Energy	6.7%
Technology	9.3%
Communications	9.6%
Industrial	15.5%
Consumer, Non-Cyclical	19.9%
Financial	25.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

What affected Fund performance during the reporting period?

Federated MDTA LLC ("Federated") assumed management of the Fund from Delaware Investments Fund Advisers ("DIFA") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

Federated

Top contributors to performance:

+ Strong stock selection among companies with improving earnings to price.

+ Stock selection in the consumer discretionary, information technology and energy sectors.

+ Overweights (relative to its benchmark index, the Russell Midcap Growth Index) in Five Below, Lumentum Holdings, and Viking Holdings.

Top detractors from performance:

- An underweight and stock selection to companies that relied heavily on raising debt and issuing new shares.

- Stock selection in the health care, industrials and consumer staples sectors.

- An overweight position in Paycom Software.

DIFA

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Russell Midcap Growth Index) to the industrial and real estate sectors added to relative performance.

Top detractors from performance:

- Stock selection was the overall driving factor in underperformance, particularly in the information technology sector.

- A lack of exposure to Palantir Technology led to underperformance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Growth (Class I)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,015	$9,243	$9,504
2/29/2016	$9,182	$9,388	$9,491
3/31/2016	$9,934	$10,058	$10,135
4/30/2016	$10,110	$10,052	$10,174
5/31/2016	$10,272	$10,217	$10,357
6/30/2016	$10,206	$10,215	$10,384
7/31/2016	$10,727	$10,721	$10,766
8/31/2016	$10,765	$10,689	$10,782
9/30/2016	$10,648	$10,684	$10,784
10/31/2016	$10,137	$10,250	$10,587
11/30/2016	$10,645	$10,696	$10,979
12/31/2016	$10,627	$10,733	$11,196
1/31/2017	$10,987	$11,091	$11,408
2/28/2017	$11,253	$11,410	$11,861
3/31/2017	$11,335	$11,473	$11,875
4/30/2017	$11,615	$11,643	$11,997
5/31/2017	$11,753	$11,921	$12,166
6/30/2017	$12,006	$11,956	$12,242
7/31/2017	$12,162	$12,156	$12,494
8/31/2017	$12,313	$12,242	$12,532
9/30/2017	$12,637	$12,588	$12,790
10/31/2017	$12,953	$12,940	$13,089
11/30/2017	$13,468	$13,373	$13,490
12/31/2017	$13,549	$13,445	$13,640
1/31/2018	$14,413	$14,206	$14,421
2/28/2018	$14,171	$13,760	$13,890
3/31/2018	$14,189	$13,737	$13,537
4/30/2018	$14,244	$13,607	$13,589
5/31/2018	$14,942	$14,116	$13,916
6/30/2018	$15,093	$14,171	$14,002
7/31/2018	$15,392	$14,475	$14,523
8/31/2018	$16,409	$15,309	$14,996
9/30/2018	$16,417	$15,244	$15,081
10/31/2018	$14,612	$13,735	$14,050
11/30/2018	$14,990	$14,084	$14,337
12/31/2018	$13,571	$12,806	$13,042
1/31/2019	$15,089	$14,278	$14,087
2/28/2019	$16,225	$15,115	$14,540
3/31/2019	$16,460	$15,319	$14,822
4/30/2019	$17,002	$16,008	$15,422
5/31/2019	$15,874	$15,087	$14,442
6/30/2019	$17,260	$16,146	$15,460
7/31/2019	$17,842	$16,523	$15,682
8/31/2019	$17,251	$16,222	$15,434
9/30/2019	$17,318	$16,038	$15,723
10/31/2019	$17,694	$16,335	$16,063
11/30/2019	$18,491	$17,148	$16,646
12/31/2019	$18,789	$17,348	$17,149
1/31/2020	$18,903	$17,511	$17,142
2/29/2020	$17,834	$16,303	$15,731
3/31/2020	$15,373	$13,872	$13,788
4/30/2020	$18,106	$16,044	$15,555
5/31/2020	$20,339	$17,656	$16,296
6/30/2020	$21,132	$18,070	$16,620
7/31/2020	$23,219	$19,513	$17,558
8/31/2020	$23,937	$20,044	$18,820
9/30/2020	$23,451	$19,763	$18,105
10/31/2020	$23,348	$19,788	$17,623
11/30/2020	$26,663	$22,445	$19,552
12/31/2020	$28,209	$23,522	$20,304
1/31/2021	$28,520	$23,444	$20,099
2/28/2021	$29,184	$23,844	$20,653
3/31/2021	$28,758	$23,389	$21,558
4/30/2021	$30,375	$24,703	$22,708
5/31/2021	$29,928	$24,326	$22,867
6/30/2021	$31,417	$25,979	$23,401
7/31/2021	$32,512	$26,246	$23,956
8/31/2021	$32,857	$27,094	$24,685
9/30/2021	$31,423	$25,781	$23,537
10/31/2021	$33,237	$27,589	$25,186
11/30/2021	$31,963	$26,423	$25,011
12/31/2021	$32,911	$26,516	$26,132
1/31/2022	$28,183	$23,094	$24,780
2/28/2022	$27,681	$22,814	$24,038
3/31/2022	$28,259	$23,180	$24,931
4/30/2022	$24,982	$20,570	$22,757
5/31/2022	$24,305	$19,774	$22,798
6/30/2022	$22,071	$18,296	$20,916
7/31/2022	$24,914	$20,535	$22,845
8/31/2022	$23,651	$19,862	$21,913
9/30/2022	$21,503	$18,176	$19,895
10/31/2022	$22,676	$19,605	$21,506
11/30/2022	$24,182	$20,671	$22,708
12/31/2022	$22,799	$19,431	$21,399
1/31/2023	$25,183	$21,126	$22,744
2/28/2023	$24,893	$20,918	$22,189
3/31/2023	$25,305	$21,206	$23,004
4/30/2023	$24,548	$20,899	$23,363
5/31/2023	$24,622	$20,912	$23,464
6/30/2023	$26,894	$22,528	$25,015
7/31/2023	$27,435	$23,210	$25,818
8/31/2023	$25,703	$22,444	$25,407
9/30/2023	$23,892	$21,351	$24,196
10/31/2023	$22,299	$20,262	$23,687
11/30/2023	$24,824	$22,733	$25,850
12/31/2023	$27,272	$24,457	$27,025
1/31/2024	$26,625	$24,325	$27,479
2/29/2024	$28,495	$26,154	$28,946
3/31/2024	$29,201	$26,779	$29,878
4/30/2024	$27,340	$25,224	$28,657
5/31/2024	$27,820	$25,493	$30,078
6/30/2024	$27,531	$25,919	$31,157
7/31/2024	$27,718	$26,076	$31,537
8/31/2024	$28,074	$26,724	$32,302
9/30/2024	$29,088	$27,614	$32,992
10/31/2024	$28,124	$28,097	$32,692
11/30/2024	$30,140	$31,842	$34,611
12/31/2024	$27,947	$29,863	$33,786
1/31/2025	$29,226	$31,768	$34,727
2/28/2025	$27,622	$29,958	$34,274
3/31/2025	$25,566	$27,736	$32,343
4/30/2025	$25,226	$28,668	$32,124
5/31/2025	$27,955	$31,416	$34,146
6/30/2025	$29,030	$32,785	$35,882
7/31/2025	$29,360	$33,451	$36,687
8/31/2025	$29,391	$33,785	$37,431
9/30/2025	$29,499	$33,696	$38,797
10/31/2025	$29,588	$33,602	$39,706
11/30/2025	$28,796	$32,889	$39,803
12/31/2025	$28,568	$32,448	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.22%	0.25%	11.07%
Russell MidCap® Growth Index (Benchmark)	8.66%	6.65%	12.49%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$849,377,022
  # of Portfolio Holdings125
  Total Advisory Fees Paid$6,433,933
  Portfolio Turnover Rate165%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Consumer, Cyclical
Consumer, Non-Cyclical
Industrial
Financial
Communications
Others (each less than 3.0%)
Other Assets & Liabilities, Net
22.8%
21.3%
18.3%
14.3%
9.8%
8.2%
5.7%
(0.4%)
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Others (each less than 3.0%)	5.7%
Communications	8.2%
Financial	9.8%
Industrial	14.3%
Consumer, Non-Cyclical	18.3%
Consumer, Cyclical	21.3%
Technology	22.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

  Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.

  Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$71	0.70%

What affected Fund performance during the reporting period?

Federated MDTA LLC ("Federated") assumed management of the Fund from Delaware Investments Fund Advisers ("DIFA") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

Federated

Top contributors to performance:

+ Strong stock selection among companies with improving earnings to price.

+ Stock selection in the consumer discretionary, information technology and energy sectors.

+ Overweights (relative to its benchmark index, the Russell Midcap Growth Index) in Five Below, Lumentum Holdings, and Viking Holdings.

Top detractors from performance:

- An underweight and stock selection to companies that relied heavily on raising debt and issuing new shares.

- Stock selection in the health care, industrials and consumer staples sectors.

- An overweight position in Paycom Software.

DIFA

Top contributors to performance:

+ An overweight (relative to its benchmark index, the Russell Midcap Growth Index) to the industrial and real estate sectors added to relative performance.

Top detractors from performance:

- Stock selection was the overall driving factor in underperformance, particularly in the information technology sector.

- A lack of exposure to Palantir Technology led to underperformance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Growth (Class P)	Russell MidCap® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,017	$9,243	$9,504
2/29/2016	$9,185	$9,388	$9,491
3/31/2016	$9,939	$10,058	$10,135
4/30/2016	$10,117	$10,052	$10,174
5/31/2016	$10,280	$10,217	$10,357
6/30/2016	$10,216	$10,215	$10,384
7/31/2016	$10,740	$10,721	$10,766
8/31/2016	$10,779	$10,689	$10,782
9/30/2016	$10,664	$10,684	$10,784
10/31/2016	$10,153	$10,250	$10,587
11/30/2016	$10,664	$10,696	$10,979
12/31/2016	$10,648	$10,733	$11,196
1/31/2017	$11,010	$11,091	$11,408
2/28/2017	$11,279	$11,410	$11,861
3/31/2017	$11,363	$11,473	$11,875
4/30/2017	$11,646	$11,643	$11,997
5/31/2017	$11,786	$11,921	$12,166
6/30/2017	$12,041	$11,956	$12,242
7/31/2017	$12,200	$12,156	$12,494
8/31/2017	$12,353	$12,242	$12,532
9/30/2017	$12,681	$12,588	$12,790
10/31/2017	$13,000	$12,940	$13,089
11/30/2017	$13,519	$13,373	$13,490
12/31/2017	$13,602	$13,445	$13,640
1/31/2018	$14,472	$14,206	$14,421
2/28/2018	$14,232	$13,760	$13,890
3/31/2018	$14,252	$13,737	$13,537
4/30/2018	$14,309	$13,607	$13,589
5/31/2018	$15,013	$14,116	$13,916
6/30/2018	$15,168	$14,171	$14,002
7/31/2018	$15,471	$14,475	$14,523
8/31/2018	$16,495	$15,309	$14,996
9/30/2018	$16,506	$15,244	$15,081
10/31/2018	$14,693	$13,735	$14,050
11/30/2018	$15,077	$14,084	$14,337
12/31/2018	$13,652	$12,806	$13,042
1/31/2019	$15,182	$14,278	$14,087
2/28/2019	$16,327	$15,115	$14,540
3/31/2019	$16,566	$15,319	$14,822
4/30/2019	$17,114	$16,008	$15,422
5/31/2019	$15,982	$15,087	$14,442
6/30/2019	$17,380	$16,146	$15,460
7/31/2019	$17,969	$16,523	$15,682
8/31/2019	$17,377	$16,222	$15,434
9/30/2019	$17,447	$16,038	$15,723
10/31/2019	$17,829	$16,335	$16,063
11/30/2019	$18,635	$17,148	$16,646
12/31/2019	$18,938	$17,348	$17,149
1/31/2020	$19,057	$17,511	$17,142
2/29/2020	$17,982	$16,303	$15,731
3/31/2020	$15,503	$13,872	$13,788
4/30/2020	$18,262	$16,044	$15,555
5/31/2020	$20,518	$17,656	$16,296
6/30/2020	$21,322	$18,070	$16,620
7/31/2020	$23,431	$19,513	$17,558
8/31/2020	$24,159	$20,044	$18,820
9/30/2020	$23,673	$19,763	$18,105
10/31/2020	$23,573	$19,788	$17,623
11/30/2020	$26,924	$22,445	$19,552
12/31/2020	$28,490	$23,522	$20,304
1/31/2021	$28,810	$23,444	$20,099
2/28/2021	$29,485	$23,844	$20,653
3/31/2021	$29,059	$23,389	$21,558
4/30/2021	$30,698	$24,703	$22,708
5/31/2021	$30,252	$24,326	$22,867
6/30/2021	$31,762	$25,979	$23,401
7/31/2021	$32,874	$26,246	$23,956
8/31/2021	$33,229	$27,094	$24,685
9/30/2021	$31,783	$25,781	$23,537
10/31/2021	$33,625	$27,589	$25,186
11/30/2021	$32,341	$26,423	$25,011
12/31/2021	$33,305	$26,516	$26,132
1/31/2022	$28,525	$23,094	$24,780
2/28/2022	$28,022	$22,814	$24,038
3/31/2022	$28,612	$23,180	$24,931
4/30/2022	$25,299	$20,570	$22,757
5/31/2022	$24,617	$19,774	$22,798
6/30/2022	$22,358	$18,296	$20,916
7/31/2022	$25,242	$20,535	$22,845
8/31/2022	$23,967	$19,862	$21,913
9/30/2022	$21,794	$18,176	$19,895
10/31/2022	$22,986	$19,605	$21,506
11/30/2022	$24,517	$20,671	$22,708
12/31/2022	$23,119	$19,431	$21,399
1/31/2023	$25,541	$21,126	$22,744
2/28/2023	$25,250	$20,918	$22,189
3/31/2023	$25,672	$21,206	$23,004
4/30/2023	$24,909	$20,899	$23,363
5/31/2023	$24,988	$20,912	$23,464
6/30/2023	$27,299	$22,528	$25,015
7/31/2023	$27,852	$23,210	$25,818
8/31/2023	$26,098	$22,444	$25,407
9/30/2023	$24,263	$21,351	$24,196
10/31/2023	$22,649	$20,262	$23,687
11/30/2023	$25,219	$22,733	$25,850
12/31/2023	$27,710	$24,457	$27,025
1/31/2024	$27,056	$24,325	$27,479
2/29/2024	$28,962	$26,154	$28,946
3/31/2024	$29,684	$26,779	$29,878
4/30/2024	$27,797	$25,224	$28,657
5/31/2024	$28,290	$25,493	$30,078
6/30/2024	$28,001	$25,919	$31,157
7/31/2024	$28,195	$26,076	$31,537
8/31/2024	$28,562	$26,724	$32,302
9/30/2024	$29,599	$27,614	$32,992
10/31/2024	$28,623	$28,097	$32,692
11/30/2024	$30,680	$31,842	$34,611
12/31/2024	$28,453	$29,863	$33,786
1/31/2025	$29,759	$31,768	$34,727
2/28/2025	$28,131	$29,958	$34,274
3/31/2025	$26,042	$27,736	$32,343
4/30/2025	$25,699	$28,668	$32,124
5/31/2025	$28,485	$31,416	$34,146
6/30/2025	$29,585	$32,785	$35,882
7/31/2025	$29,926	$33,451	$36,687
8/31/2025	$29,962	$33,785	$37,431
9/30/2025	$30,078	$33,696	$38,797
10/31/2025	$30,173	$33,602	$39,706
11/30/2025	$29,370	$32,889	$39,803
12/31/2025	$29,143	$32,448	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	2.42%	0.45%	11.29%
Russell MidCap® Growth Index (Benchmark)	8.66%	6.65%	12.49%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$849,377,022
  # of Portfolio Holdings125
  Total Advisory Fees Paid$6,433,933
  Portfolio Turnover Rate165%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Others (each less than 3.0%)	5.7%
Communications	8.2%
Financial	9.8%
Industrial	14.3%
Consumer, Non-Cyclical	18.3%
Consumer, Cyclical	21.3%
Technology	22.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser increased the management fee waiver from 0.025% to 0.05% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program and amending the definition of mid-cap companies were added, and disclosure regarding the Fund principally investing in holdings in the Consumer Non-Cyclical sector were removed, during the reporting period.

  Securities Lending Risk and Quantitative Modeling Risk were added and Consumer Non-Cyclical Risk was removed from the Fund during the reporting period.

  Effective on May 1, 2025, Federated MDTA LLC began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.66%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell Mid-Cap Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology, industrials and financials sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- An overweight to growth stocks relative to the benchmark index detracted from performance.

- An underweight to value stocks relative to the benchmark index detracted from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Plus Bond Alpha (Class I)	Russell Midcap Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,486	$9,345	$9,504
2/29/2016	$9,434	$9,450	$9,491
3/31/2016	$10,048	$10,224	$10,135
4/30/2016	$10,126	$10,333	$10,174
5/31/2016	$10,462	$10,502	$10,357
6/30/2016	$10,517	$10,550	$10,384
7/31/2016	$10,929	$11,031	$10,766
8/31/2016	$10,838	$11,004	$10,782
9/30/2016	$11,015	$11,026	$10,784
10/31/2016	$10,752	$10,676	$10,587
11/30/2016	$11,611	$11,252	$10,979
12/31/2016	$11,842	$11,380	$11,196
1/31/2017	$12,172	$11,654	$11,408
2/28/2017	$12,543	$11,984	$11,861
3/31/2017	$12,464	$11,966	$11,875
4/30/2017	$12,593	$12,058	$11,997
5/31/2017	$12,808	$12,168	$12,166
6/30/2017	$12,942	$12,289	$12,242
7/31/2017	$13,095	$12,470	$12,494
8/31/2017	$13,131	$12,373	$12,532
9/30/2017	$13,690	$12,716	$12,790
10/31/2017	$14,143	$12,928	$13,089
11/30/2017	$14,703	$13,363	$13,490
12/31/2017	$14,717	$13,487	$13,640
1/31/2018	$15,280	$13,995	$14,421
2/28/2018	$14,655	$13,417	$13,890
3/31/2018	$14,629	$13,425	$13,537
4/30/2018	$14,663	$13,405	$13,589
5/31/2018	$15,078	$13,709	$13,916
6/30/2018	$14,971	$13,804	$14,002
7/31/2018	$15,263	$14,147	$14,523
8/31/2018	$15,927	$14,587	$14,996
9/30/2018	$15,989	$14,493	$15,081
10/31/2018	$14,261	$13,289	$14,050
11/30/2018	$14,562	$13,616	$14,337
12/31/2018	$13,287	$12,265	$13,042
1/31/2019	$14,502	$13,589	$14,087
2/28/2019	$15,277	$14,172	$14,540
3/31/2019	$15,238	$14,294	$14,822
4/30/2019	$15,752	$14,838	$15,422
5/31/2019	$14,551	$13,927	$14,442
6/30/2019	$15,412	$14,884	$15,460
7/31/2019	$15,620	$15,096	$15,682
8/31/2019	$15,128	$14,666	$15,434
9/30/2019	$15,306	$14,955	$15,723
10/31/2019	$15,479	$15,112	$16,063
11/30/2019	$15,738	$15,652	$16,646
12/31/2019	$16,057	$16,012	$17,149
1/31/2020	$15,934	$15,883	$17,142
2/29/2020	$14,497	$14,504	$15,731
3/31/2020	$12,019	$11,677	$13,788
4/30/2020	$13,688	$13,354	$15,555
5/31/2020	$14,890	$14,293	$16,296
6/30/2020	$15,397	$14,550	$16,620
7/31/2020	$16,406	$15,405	$17,558
8/31/2020	$17,161	$15,946	$18,820
9/30/2020	$16,820	$15,636	$18,105
10/31/2020	$16,934	$15,736	$17,623
11/30/2020	$19,124	$17,911	$19,552
12/31/2020	$20,474	$18,750	$20,304
1/31/2021	$20,464	$18,700	$20,099
2/28/2021	$21,981	$19,742	$20,653
3/31/2021	$22,273	$20,276	$21,558
4/30/2021	$23,119	$21,309	$22,708
5/31/2021	$23,045	$21,480	$22,867
6/30/2021	$23,085	$21,796	$23,401
7/31/2021	$23,223	$21,964	$23,956
8/31/2021	$23,568	$22,522	$24,685
9/30/2021	$22,735	$21,594	$23,537
10/31/2021	$24,290	$22,879	$25,186
11/30/2021	$23,110	$22,082	$25,011
12/31/2021	$23,832	$22,984	$26,132
1/31/2022	$22,158	$21,291	$24,780
2/28/2022	$22,694	$21,138	$24,038
3/31/2022	$23,679	$21,679	$24,931
4/30/2022	$21,899	$20,009	$22,757
5/31/2022	$21,890	$20,025	$22,798
6/30/2022	$19,654	$18,026	$20,916
7/31/2022	$20,874	$19,806	$22,845
8/31/2022	$20,259	$19,184	$21,913
9/30/2022	$18,548	$17,406	$19,895
10/31/2022	$19,790	$18,951	$21,506
11/30/2022	$20,672	$20,090	$22,708
12/31/2022	$19,720	$19,004	$21,399
1/31/2023	$21,030	$20,583	$22,744
2/28/2023	$20,372	$20,083	$22,189
3/31/2023	$20,090	$19,775	$23,004
4/30/2023	$20,107	$19,671	$23,363
5/31/2023	$19,591	$19,121	$23,464
6/30/2023	$21,173	$20,717	$25,015
7/31/2023	$21,838	$21,538	$25,818
8/31/2023	$21,052	$20,791	$25,407
9/30/2023	$20,193	$19,747	$24,196
10/31/2023	$19,194	$18,760	$23,687
11/30/2023	$21,094	$20,680	$25,850
12/31/2023	$22,746	$22,278	$27,025
1/31/2024	$22,439	$21,961	$27,479
2/29/2024	$23,691	$23,188	$28,946
3/31/2024	$24,715	$24,194	$29,878
4/30/2024	$23,406	$22,887	$28,657
5/31/2024	$24,075	$23,540	$30,078
6/30/2024	$23,861	$23,384	$31,157
7/31/2024	$24,997	$24,486	$31,537
8/31/2024	$25,469	$24,982	$32,302
9/30/2024	$26,036	$25,538	$32,992
10/31/2024	$25,892	$25,401	$32,692
11/30/2024	$28,170	$27,642	$34,611
12/31/2024	$26,147	$25,697	$33,786
1/31/2025	$27,282	$26,790	$34,727
2/28/2025	$26,116	$26,028	$34,274
3/31/2025	$24,669	$24,822	$32,343
4/30/2025	$24,631	$24,566	$32,124
5/31/2025	$26,290	$25,970	$34,146
6/30/2025	$27,336	$26,940	$35,882
7/31/2025	$27,804	$27,439	$36,687
8/31/2025	$28,461	$28,125	$37,431
9/30/2025	$28,674	$28,375	$38,797
10/31/2025	$28,428	$28,140	$39,706
11/30/2025	$28,632	$28,498	$39,803
12/31/2025	$28,504	$28,420	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.01%	6.84%	11.04%
Russell Midcap Index (Benchmark)	10.60%	8.67%	11.01%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$765,588,855
  # of Portfolio Holdings428
  Total Advisory Fees Paid$2,966,350
  Portfolio Turnover Rate31%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
49.2%
Asset-Backed Securities
19.1%
Short-Term Investments
15.9%
U.S. Treasury Obligations
10.2%
Mortgage-Backed Securities
4.1%
Others (each less than 3.0%)
1.1%
Derivatives
(1.1%)
Other Assets and Liabilities, Net
1.5%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	(1.1%)
Others (each less than 3.0%)	1.1%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.2%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	49.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.46%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell Mid-Cap Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology, industrials and financials sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- An overweight to growth stocks relative to the benchmark index detracted from performance.

- An underweight to value stocks relative to the benchmark index detracted from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Plus Bond Alpha (Class P)	Russell Midcap Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,488	$9,345	$9,504
2/29/2016	$9,437	$9,450	$9,491
3/31/2016	$10,053	$10,224	$10,135
4/30/2016	$10,133	$10,333	$10,174
5/31/2016	$10,471	$10,502	$10,357
6/30/2016	$10,527	$10,550	$10,384
7/31/2016	$10,941	$11,031	$10,766
8/31/2016	$10,852	$11,004	$10,782
9/30/2016	$11,031	$11,026	$10,784
10/31/2016	$10,770	$10,676	$10,587
11/30/2016	$11,632	$11,252	$10,979
12/31/2016	$11,866	$11,380	$11,196
1/31/2017	$12,198	$11,654	$11,408
2/28/2017	$12,572	$11,984	$11,861
3/31/2017	$12,495	$11,966	$11,875
4/30/2017	$12,627	$12,058	$11,997
5/31/2017	$12,844	$12,168	$12,166
6/30/2017	$12,981	$12,289	$12,242
7/31/2017	$13,136	$12,470	$12,494
8/31/2017	$13,174	$12,373	$12,532
9/30/2017	$13,738	$12,716	$12,790
10/31/2017	$14,194	$12,928	$13,089
11/30/2017	$14,759	$13,363	$13,490
12/31/2017	$14,775	$13,487	$13,640
1/31/2018	$15,344	$13,995	$14,421
2/28/2018	$14,718	$13,417	$13,890
3/31/2018	$14,694	$13,425	$13,537
4/30/2018	$14,731	$13,405	$13,589
5/31/2018	$15,150	$13,709	$13,916
6/30/2018	$15,045	$13,804	$14,002
7/31/2018	$15,341	$14,147	$14,523
8/31/2018	$16,012	$14,587	$14,996
9/30/2018	$16,077	$14,493	$15,081
10/31/2018	$14,342	$13,289	$14,050
11/30/2018	$14,646	$13,616	$14,337
12/31/2018	$13,366	$12,265	$13,042
1/31/2019	$14,591	$13,589	$14,087
2/28/2019	$15,373	$14,172	$14,540
3/31/2019	$15,336	$14,294	$14,822
4/30/2019	$15,857	$14,838	$15,422
5/31/2019	$14,650	$13,927	$14,442
6/30/2019	$15,520	$14,884	$15,460
7/31/2019	$15,732	$15,096	$15,682
8/31/2019	$15,239	$14,666	$15,434
9/30/2019	$15,421	$14,955	$15,723
10/31/2019	$15,597	$15,112	$16,063
11/30/2019	$15,861	$15,652	$16,646
12/31/2019	$16,185	$16,012	$17,149
1/31/2020	$16,064	$15,883	$17,142
2/29/2020	$14,618	$14,504	$15,731
3/31/2020	$12,122	$11,677	$13,788
4/30/2020	$13,807	$13,354	$15,555
5/31/2020	$15,022	$14,293	$16,296
6/30/2020	$15,536	$14,550	$16,620
7/31/2020	$16,556	$15,405	$17,558
8/31/2020	$17,321	$15,946	$18,820
9/30/2020	$16,980	$15,636	$18,105
10/31/2020	$17,098	$15,736	$17,623
11/30/2020	$19,312	$17,911	$19,552
12/31/2020	$20,679	$18,750	$20,304
1/31/2021	$20,672	$18,700	$20,099
2/28/2021	$22,208	$19,742	$20,653
3/31/2021	$22,507	$20,276	$21,558
4/30/2021	$23,366	$21,309	$22,708
5/31/2021	$23,295	$21,480	$22,867
6/30/2021	$23,339	$21,796	$23,401
7/31/2021	$23,482	$21,964	$23,956
8/31/2021	$23,835	$22,522	$24,685
9/30/2021	$22,997	$21,594	$23,537
10/31/2021	$24,574	$22,879	$25,186
11/30/2021	$23,384	$22,082	$25,011
12/31/2021	$24,119	$22,984	$26,132
1/31/2022	$22,429	$21,291	$24,780
2/28/2022	$22,975	$21,138	$24,038
3/31/2022	$23,976	$21,679	$24,931
4/30/2022	$22,177	$20,009	$22,757
5/31/2022	$22,172	$20,025	$22,798
6/30/2022	$19,910	$18,026	$20,916
7/31/2022	$21,150	$19,806	$22,845
8/31/2022	$20,530	$19,184	$21,913
9/30/2022	$18,799	$17,406	$19,895
10/31/2022	$20,062	$18,951	$21,506
11/30/2022	$20,959	$20,090	$22,708
12/31/2022	$19,997	$19,004	$21,399
1/31/2023	$21,329	$20,583	$22,744
2/28/2023	$20,666	$20,083	$22,189
3/31/2023	$20,383	$19,775	$23,004
4/30/2023	$20,403	$19,671	$23,363
5/31/2023	$19,883	$19,121	$23,464
6/30/2023	$21,492	$20,717	$25,015
7/31/2023	$22,170	$21,538	$25,818
8/31/2023	$21,376	$20,791	$25,407
9/30/2023	$20,508	$19,747	$24,196
10/31/2023	$19,496	$18,760	$23,687
11/30/2023	$21,430	$20,680	$25,850
12/31/2023	$23,112	$22,278	$27,025
1/31/2024	$22,804	$21,961	$27,479
2/29/2024	$24,080	$23,188	$28,946
3/31/2024	$25,125	$24,194	$29,878
4/30/2024	$23,798	$22,887	$28,657
5/31/2024	$24,483	$23,540	$30,078
6/30/2024	$24,269	$23,384	$31,157
7/31/2024	$25,428	$24,486	$31,537
8/31/2024	$25,913	$24,982	$32,302
9/30/2024	$26,495	$25,538	$32,992
10/31/2024	$26,352	$25,401	$32,692
11/30/2024	$28,676	$27,642	$34,611
12/31/2024	$26,620	$25,697	$33,786
1/31/2025	$27,781	$26,790	$34,727
2/28/2025	$26,598	$26,028	$34,274
3/31/2025	$25,129	$24,822	$32,343
4/30/2025	$25,101	$24,566	$32,124
5/31/2025	$26,795	$25,970	$34,146
6/30/2025	$27,866	$26,940	$35,882
7/31/2025	$28,348	$27,439	$36,687
8/31/2025	$29,023	$28,125	$37,431
9/30/2025	$29,245	$28,375	$38,797
10/31/2025	$28,999	$28,140	$39,706
11/30/2025	$29,211	$28,498	$39,803
12/31/2025	$29,086	$28,420	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	9.26%	7.06%	11.27%
Russell Midcap Index (Benchmark)	10.60%	8.67%	11.01%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$765,588,855
  # of Portfolio Holdings428
  Total Advisory Fees Paid$2,966,350
  Portfolio Turnover Rate31%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	(1.1%)
Others (each less than 3.0%)	1.1%
Mortgage-Backed Securities	4.1%
U.S. Treasury Obligations	10.2%
Short-Term Investments	15.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	49.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Positioning in the health care and real estate sectors were key contributors to performance relative to its benchmark index, the Russell Midcap Value Index.

+ Drug distributors Cencora and McKesson added to performance as they benefitted from distributing the fast-growing GLP-1 weight loss drugs. Both companies exceeded earnings estimates and raised guidance.

+ Industrial REITs Rexford and East Group Properties contributed to performance as they experienced lease renewal rates higher than expected and strong occupancy.

Top detractors from performance:

- Lack of exposure to the communication services sector and stock selection in the information technology sector detracted from relative results.

- Zebra Technologies guided to flat organic growth as retail customers of the data logistics company continue to have cautious spending plans.

- Not owning hard disk drive manufacturer Western Digital and flash memory company SanDisk hurt relative returns as those companies are seeing greater AI-related demand despite very demanding valuations.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Value (Class I)	Russell MidCap® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,152	$9,447	$9,504
2/29/2016	$9,166	$9,514	$9,491
3/31/2016	$9,998	$10,392	$10,135
4/30/2016	$10,156	$10,615	$10,174
5/31/2016	$10,454	$10,789	$10,357
6/30/2016	$10,328	$10,887	$10,384
7/31/2016	$10,772	$11,348	$10,766
8/31/2016	$10,937	$11,324	$10,782
9/30/2016	$10,934	$11,372	$10,784
10/31/2016	$10,607	$11,096	$10,587
11/30/2016	$11,396	$11,790	$10,979
12/31/2016	$11,529	$12,000	$11,196
1/31/2017	$11,793	$12,202	$11,408
2/28/2017	$12,092	$12,542	$11,861
3/31/2017	$12,016	$12,451	$11,875
4/30/2017	$11,953	$12,475	$11,997
5/31/2017	$12,050	$12,436	$12,166
6/30/2017	$12,242	$12,621	$12,242
7/31/2017	$12,398	$12,788	$12,494
8/31/2017	$12,230	$12,549	$12,532
9/30/2017	$12,668	$12,892	$12,790
10/31/2017	$12,848	$12,995	$13,089
11/30/2017	$13,228	$13,435	$13,490
12/31/2017	$13,311	$13,601	$13,640
1/31/2018	$13,819	$13,913	$14,421
2/28/2018	$13,289	$13,228	$13,890
3/31/2018	$13,239	$13,261	$13,537
4/30/2018	$13,209	$13,326	$13,589
5/31/2018	$13,271	$13,471	$13,916
6/30/2018	$13,137	$13,580	$14,002
7/31/2018	$13,560	$13,949	$14,523
8/31/2018	$13,726	$14,139	$14,996
9/30/2018	$13,615	$14,027	$15,081
10/31/2018	$12,414	$13,017	$14,050
11/30/2018	$12,683	$13,329	$14,337
12/31/2018	$11,342	$11,930	$13,042
1/31/2019	$12,531	$13,158	$14,087
2/28/2019	$13,007	$13,576	$14,540
3/31/2019	$12,871	$13,644	$14,822
4/30/2019	$13,513	$14,094	$15,422
5/31/2019	$12,728	$13,189	$14,442
6/30/2019	$13,574	$14,080	$15,460
7/31/2019	$13,855	$14,197	$15,682
8/31/2019	$13,495	$13,696	$15,434
9/30/2019	$13,867	$14,252	$15,723
10/31/2019	$13,899	$14,328	$16,063
11/30/2019	$14,355	$14,710	$16,646
12/31/2019	$14,738	$15,158	$17,149
1/31/2020	$14,393	$14,863	$17,142
2/29/2020	$12,939	$13,391	$15,731
3/31/2020	$10,250	$10,352	$13,788
4/30/2020	$11,601	$11,734	$15,555
5/31/2020	$12,133	$12,278	$16,296
6/30/2020	$12,093	$12,416	$16,620
7/31/2020	$12,588	$13,003	$17,558
8/31/2020	$13,093	$13,518	$18,820
9/30/2020	$12,753	$13,211	$18,105
10/31/2020	$12,894	$13,334	$17,623
11/30/2020	$14,915	$15,207	$19,552
12/31/2020	$15,551	$15,910	$20,304
1/31/2021	$15,331	$15,874	$20,099
2/28/2021	$16,722	$17,104	$20,653
3/31/2021	$17,681	$17,987	$21,558
4/30/2021	$18,594	$18,857	$22,708
5/31/2021	$19,056	$19,229	$22,867
6/30/2021	$18,653	$19,005	$23,401
7/31/2021	$18,638	$19,123	$23,956
8/31/2021	$18,861	$19,532	$24,685
9/30/2021	$18,334	$18,813	$23,537
10/31/2021	$19,155	$19,815	$25,186
11/30/2021	$18,488	$19,213	$25,011
12/31/2021	$19,755	$20,419	$26,132
1/31/2022	$19,382	$19,547	$24,780
2/28/2022	$19,500	$19,456	$24,038
3/31/2022	$19,657	$20,047	$24,931
4/30/2022	$18,593	$18,856	$22,757
5/31/2022	$18,864	$19,218	$22,798
6/30/2022	$16,950	$17,105	$20,916
7/31/2022	$18,301	$18,578	$22,845
8/31/2022	$17,719	$18,009	$21,913
9/30/2022	$16,173	$16,262	$19,895
10/31/2022	$18,025	$17,798	$21,506
11/30/2022	$19,138	$18,924	$22,708
12/31/2022	$18,320	$17,962	$21,399
1/31/2023	$19,823	$19,413	$22,744
2/28/2023	$19,359	$18,791	$22,189
3/31/2023	$18,574	$18,199	$23,004
4/30/2023	$18,676	$18,201	$23,363
5/31/2023	$17,997	$17,393	$23,464
6/30/2023	$19,701	$18,902	$25,015
7/31/2023	$20,308	$19,725	$25,818
8/31/2023	$19,847	$19,027	$25,407
9/30/2023	$19,103	$18,059	$24,196
10/31/2023	$18,326	$17,164	$23,687
11/30/2023	$19,944	$18,783	$25,850
12/31/2023	$21,322	$20,246	$27,025
1/31/2024	$20,986	$19,883	$27,479
2/29/2024	$22,200	$20,833	$28,946
3/31/2024	$23,262	$21,911	$29,878
4/30/2024	$22,019	$20,765	$28,657
5/31/2024	$22,688	$21,510	$30,078
6/30/2024	$22,246	$21,166	$31,157
7/31/2024	$23,439	$22,445	$31,537
8/31/2024	$23,677	$22,868	$32,302
9/30/2024	$23,994	$23,299	$32,992
10/31/2024	$23,608	$23,006	$32,692
11/30/2024	$25,292	$24,699	$34,611
12/31/2024	$23,520	$22,892	$33,786
1/31/2025	$24,397	$23,697	$34,727
2/28/2025	$24,021	$23,265	$34,274
3/31/2025	$23,154	$22,409	$32,343
4/30/2025	$22,545	$21,853	$32,124
5/31/2025	$23,976	$22,806	$34,146
6/30/2025	$24,894	$23,607	$35,882
7/31/2025	$25,378	$24,030	$36,687
8/31/2025	$26,079	$24,751	$37,431
9/30/2025	$26,317	$25,066	$38,797
10/31/2025	$25,754	$24,814	$39,706
11/30/2025	$26,448	$25,406	$39,803
12/31/2025	$26,142	$25,421	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.15%	10.95%	10.09%
Russell MidCap® Value Index (Benchmark)	11.05%	9.83%	9.78%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$403,960,099
  # of Portfolio Holdings141
  Total Advisory Fees Paid$2,240,668
  Portfolio Turnover Rate103%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
23.2%
Industrial
21.6%
Consumer, Non-Cyclical
16.4%
Consumer, Cyclical
13.6%
Technology
7.3%
Energy
6.1%
Utilities
4.2%
Communications
3.7%
Others (each less than 3.0%)
3.9%
Other Assets & Liabilities, Net
0.0%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.9%
Communications	3.7%
Utilities	4.2%
Energy	6.1%
Technology	7.3%
Consumer, Cyclical	13.6%
Consumer, Non-Cyclical	16.4%
Industrial	21.6%
Financial	23.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$79	0.75%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Positioning in the health care and real estate sectors were key contributors to performance relative to its benchmark index, the Russell Midcap Value Index.

+ Drug distributors Cencora and McKesson added to performance as they benefitted from distributing the fast-growing GLP-1 weight loss drugs. Both companies exceeded earnings estimates and raised guidance.

+ Industrial REITs Rexford and East Group Properties contributed to performance as they experienced lease renewal rates higher than expected and strong occupancy.

Top detractors from performance:

- Lack of exposure to the communication services sector and stock selection in the information technology sector detracted from relative results.

- Zebra Technologies guided to flat organic growth as retail customers of the data logistics company continue to have cautious spending plans.

- Not owning hard disk drive manufacturer Western Digital and flash memory company SanDisk hurt relative returns as those companies are seeing greater AI-related demand despite very demanding valuations.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Mid-Cap Value (Class P)	Russell MidCap® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,154	$9,447	$9,504
2/29/2016	$9,169	$9,514	$9,491
3/31/2016	$10,003	$10,392	$10,135
4/30/2016	$10,163	$10,615	$10,174
5/31/2016	$10,463	$10,789	$10,357
6/30/2016	$10,339	$10,887	$10,384
7/31/2016	$10,785	$11,348	$10,766
8/31/2016	$10,951	$11,324	$10,782
9/30/2016	$10,951	$11,372	$10,784
10/31/2016	$10,625	$11,096	$10,587
11/30/2016	$11,416	$11,790	$10,979
12/31/2016	$11,552	$12,000	$11,196
1/31/2017	$11,819	$12,202	$11,408
2/28/2017	$12,120	$12,542	$11,861
3/31/2017	$12,046	$12,451	$11,875
4/30/2017	$11,985	$12,475	$11,997
5/31/2017	$12,084	$12,436	$12,166
6/30/2017	$12,278	$12,621	$12,242
7/31/2017	$12,437	$12,788	$12,494
8/31/2017	$12,270	$12,549	$12,532
9/30/2017	$12,712	$12,892	$12,790
10/31/2017	$12,895	$12,995	$13,089
11/30/2017	$13,279	$13,435	$13,490
12/31/2017	$13,365	$13,601	$13,640
1/31/2018	$13,877	$13,913	$14,421
2/28/2018	$13,347	$13,228	$13,890
3/31/2018	$13,298	$13,261	$13,537
4/30/2018	$13,270	$13,326	$13,589
5/31/2018	$13,335	$13,471	$13,916
6/30/2018	$13,202	$13,580	$14,002
7/31/2018	$13,630	$13,949	$14,523
8/31/2018	$13,799	$14,139	$14,996
9/30/2018	$13,690	$14,027	$15,081
10/31/2018	$12,484	$13,017	$14,050
11/30/2018	$12,757	$13,329	$14,337
12/31/2018	$11,410	$11,930	$13,042
1/31/2019	$12,609	$13,158	$14,087
2/28/2019	$13,090	$13,576	$14,540
3/31/2019	$12,955	$13,644	$14,822
4/30/2019	$13,603	$14,094	$15,422
5/31/2019	$12,815	$13,189	$14,442
6/30/2019	$13,669	$14,080	$15,460
7/31/2019	$13,954	$14,197	$15,682
8/31/2019	$13,594	$13,696	$15,434
9/30/2019	$13,971	$14,252	$15,723
10/31/2019	$14,005	$14,328	$16,063
11/30/2019	$14,468	$14,710	$16,646
12/31/2019	$14,856	$15,158	$17,149
1/31/2020	$14,511	$14,863	$17,142
2/29/2020	$13,047	$13,391	$15,731
3/31/2020	$10,337	$10,352	$13,788
4/30/2020	$11,701	$11,734	$15,555
5/31/2020	$12,240	$12,278	$16,296
6/30/2020	$12,202	$12,416	$16,620
7/31/2020	$12,704	$13,003	$17,558
8/31/2020	$13,216	$13,518	$18,820
9/30/2020	$12,875	$13,211	$18,105
10/31/2020	$13,019	$13,334	$17,623
11/30/2020	$15,062	$15,207	$19,552
12/31/2020	$15,707	$15,910	$20,304
1/31/2021	$15,487	$15,874	$20,099
2/28/2021	$16,896	$17,104	$20,653
3/31/2021	$17,867	$17,987	$21,558
4/30/2021	$18,793	$18,857	$22,708
5/31/2021	$19,263	$19,229	$22,867
6/30/2021	$18,859	$19,005	$23,401
7/31/2021	$18,847	$19,123	$23,956
8/31/2021	$19,076	$19,532	$24,685
9/30/2021	$18,546	$18,813	$23,537
10/31/2021	$19,379	$19,815	$25,186
11/30/2021	$18,707	$19,213	$25,011
12/31/2021	$19,993	$20,419	$26,132
1/31/2022	$19,619	$19,547	$24,780
2/28/2022	$19,741	$19,456	$24,038
3/31/2022	$19,904	$20,047	$24,931
4/30/2022	$18,830	$18,856	$22,757
5/31/2022	$19,108	$19,218	$22,798
6/30/2022	$17,172	$17,105	$20,916
7/31/2022	$18,543	$18,578	$22,845
8/31/2022	$17,956	$18,009	$21,913
9/30/2022	$16,393	$16,262	$19,895
10/31/2022	$18,273	$17,798	$21,506
11/30/2022	$19,405	$18,924	$22,708
12/31/2022	$18,578	$17,962	$21,399
1/31/2023	$20,106	$19,413	$22,744
2/28/2023	$19,638	$18,791	$22,189
3/31/2023	$18,845	$18,199	$23,004
4/30/2023	$18,952	$18,201	$23,363
5/31/2023	$18,266	$17,393	$23,464
6/30/2023	$19,999	$18,902	$25,015
7/31/2023	$20,618	$19,725	$25,818
8/31/2023	$20,153	$19,027	$25,407
9/30/2023	$19,401	$18,059	$24,196
10/31/2023	$18,615	$17,164	$23,687
11/30/2023	$20,262	$18,783	$25,850
12/31/2023	$21,666	$20,246	$27,025
1/31/2024	$21,328	$19,883	$27,479
2/29/2024	$22,566	$20,833	$28,946
3/31/2024	$23,648	$21,911	$29,878
4/30/2024	$22,389	$20,765	$28,657
5/31/2024	$23,073	$21,510	$30,078
6/30/2024	$22,627	$21,166	$31,157
7/31/2024	$23,845	$22,445	$31,537
8/31/2024	$24,091	$22,868	$32,302
9/30/2024	$24,417	$23,299	$32,992
10/31/2024	$24,028	$23,006	$32,692
11/30/2024	$25,747	$24,699	$34,611
12/31/2024	$23,946	$22,892	$33,786
1/31/2025	$24,844	$23,697	$34,727
2/28/2025	$24,465	$23,265	$34,274
3/31/2025	$23,585	$22,409	$32,343
4/30/2025	$22,969	$21,853	$32,124
5/31/2025	$24,431	$22,806	$34,146
6/30/2025	$25,371	$23,607	$35,882
7/31/2025	$25,869	$24,030	$36,687
8/31/2025	$26,587	$24,751	$37,431
9/30/2025	$26,835	$25,066	$38,797
10/31/2025	$26,265	$24,814	$39,706
11/30/2025	$26,978	$25,406	$39,803
12/31/2025	$26,670	$25,421	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	11.37%	11.17%	10.31%
Russell MidCap® Value Index (Benchmark)	11.05%	9.83%	9.78%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$403,960,099
  # of Portfolio Holdings141
  Total Advisory Fees Paid$2,240,668
  Portfolio Turnover Rate103%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Others (each less than 3.0%)	3.9%
Communications	3.7%
Utilities	4.2%
Energy	6.1%
Technology	7.3%
Consumer, Cyclical	13.6%
Consumer, Non-Cyclical	16.4%
Industrial	21.6%
Financial	23.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.64%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Nasdaq 100 Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology and communication services sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the industrials and financials sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	QQQ Plus Bond Alpha (Class I)	NASDAQ 100 Index	S&P 500® Index
10/15/2024	$10,000	$10,000	$10,000
10/31/2024	$9,822	$9,867	$9,740
11/30/2024	$10,338	$10,392	$10,311
12/31/2024	$10,356	$10,439	$10,066
1/31/2025	$10,585	$10,674	$10,346
2/28/2025	$10,301	$10,387	$10,211
3/31/2025	$9,503	$9,597	$9,636
4/30/2025	$9,637	$9,746	$9,570
5/31/2025	$10,523	$10,636	$10,173
6/30/2025	$11,199	$11,311	$10,690
7/31/2025	$11,455	$11,583	$10,930
8/31/2025	$11,572	$11,690	$11,151
9/30/2025	$12,201	$12,329	$11,558
10/31/2025	$12,772	$12,922	$11,829
11/30/2025	$12,563	$12,719	$11,858
12/31/2025	$12,472	$12,634	$11,865

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 15, 2024
Class I	20.44%	19.97%
NASDAQ 100 Index (Benchmark)	21.02%	21.25%
S&P 500® Index (Regulatory)	17.88%	15.13%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$755,409,617
  # of Portfolio Holdings467
  Total Advisory Fees Paid$1,744,874
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
46.8%
Asset-Backed Securities
18.5%
Short-Term Investments
18.2%
U.S. Treasury Obligations
9.8%
Others (each less than 3.0%)
3.6%
Derivatives
0.5%
Other Assets and Liabilities, Net
2.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	2.6%
Derivatives	0.5%
Others (each less than 3.0%)	3.6%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	18.5%
Corporate Bonds & Notes	46.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.46%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Nasdaq 100 Index through a total return swap contributed to performance.

+ Key contributors to the performance of its benchmark index (and thus this portion of the Fund) included exposure to the information technology and communication services sectors.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the industrials and financials sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	QQQ Plus Bond Alpha (Class P)	NASDAQ 100 Index	S&P 500® Index
10/15/2024	$10,000	$10,000	$10,000
10/31/2024	$9,823	$9,867	$9,740
11/30/2024	$10,340	$10,392	$10,311
12/31/2024	$10,360	$10,439	$10,066
1/31/2025	$10,591	$10,674	$10,346
2/28/2025	$10,308	$10,387	$10,211
3/31/2025	$9,512	$9,597	$9,636
4/30/2025	$9,646	$9,746	$9,570
5/31/2025	$10,534	$10,636	$10,173
6/30/2025	$11,213	$11,311	$10,690
7/31/2025	$11,472	$11,583	$10,930
8/31/2025	$11,591	$11,690	$11,151
9/30/2025	$12,223	$12,329	$11,558
10/31/2025	$12,797	$12,922	$11,829
11/30/2025	$12,590	$12,719	$11,858
12/31/2025	$12,501	$12,634	$11,865

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 15, 2024
Class P	20.67%	20.19%
NASDAQ 100 Index (Benchmark)	21.02%	21.25%
S&P 500® Index (Regulatory)	17.88%	15.13%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$755,409,617
  # of Portfolio Holdings467
  Total Advisory Fees Paid$1,744,874
  Portfolio Turnover Rate19%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.6%
Derivatives	0.5%
Others (each less than 3.0%)	3.6%
U.S. Treasury Obligations	9.8%
Short-Term Investments	18.2%
Asset-Backed Securities	18.5%
Corporate Bonds & Notes	46.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk, Non-Diversification Risk, Derivatives Risk and Active Management Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.92%

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus this portion of the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance (to its benchmark index, the Russell 2000 Value Index) was returns from cash holdings and security litigation payments.

Top detractors from performance:

- A key detractor to performance was the consumer staples sector.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Franklin managed portion

Top contributors to performance:

+ Aerospace and defense company Babcock International was a key contributor to relative performance.

+ Software company MKS aided performance amid ongoing momentum driven by artificial intelligence applications and stronger semiconductor growth.

Top detractors from performance:

- WillScot, a modular office and portable storage container provider, hurt relative performance as utilization rates declined due to a weak non-residential construction market.

- Cable One, a broadband communications provider, detracted from relative performance following weak financial results as it lost subscribers and eliminated its long-standing dividend.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Equity (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,419	$9,328	$9,504
2/29/2016	$9,498	$9,392	$9,491
3/31/2016	$10,315	$10,170	$10,135
4/30/2016	$10,480	$10,386	$10,174
5/31/2016	$10,680	$10,576	$10,357
6/30/2016	$10,874	$10,608	$10,384
7/31/2016	$11,385	$11,181	$10,766
8/31/2016	$11,632	$11,458	$10,782
9/30/2016	$11,696	$11,549	$10,784
10/31/2016	$11,343	$11,169	$10,587
11/30/2016	$12,628	$12,652	$10,979
12/31/2016	$13,042	$13,174	$11,196
1/31/2017	$13,002	$13,080	$11,408
2/28/2017	$13,123	$13,269	$11,861
3/31/2017	$13,009	$13,157	$11,875
4/30/2017	$13,140	$13,209	$11,997
5/31/2017	$12,768	$12,797	$12,166
6/30/2017	$13,075	$13,245	$12,242
7/31/2017	$13,164	$13,329	$12,494
8/31/2017	$12,836	$13,001	$12,532
9/30/2017	$13,666	$13,922	$12,790
10/31/2017	$13,863	$13,940	$13,089
11/30/2017	$14,278	$14,344	$13,490
12/31/2017	$14,180	$14,207	$13,640
1/31/2018	$14,314	$14,382	$14,421
2/28/2018	$13,640	$13,663	$13,890
3/31/2018	$13,856	$13,832	$13,537
4/30/2018	$13,995	$14,071	$13,589
5/31/2018	$14,704	$14,890	$13,916
6/30/2018	$14,732	$14,980	$14,002
7/31/2018	$14,983	$15,245	$14,523
8/31/2018	$15,319	$15,608	$14,996
9/30/2018	$14,920	$15,221	$15,081
10/31/2018	$13,587	$13,858	$14,050
11/30/2018	$13,919	$14,081	$14,337
12/31/2018	$12,349	$12,379	$13,042
1/31/2019	$13,620	$13,733	$14,087
2/28/2019	$14,172	$14,267	$14,540
3/31/2019	$13,774	$13,856	$14,822
4/30/2019	$14,298	$14,380	$15,422
5/31/2019	$13,041	$13,205	$14,442
6/30/2019	$13,885	$14,046	$15,460
7/31/2019	$14,017	$14,069	$15,682
8/31/2019	$13,385	$13,284	$15,434
9/30/2019	$14,124	$13,966	$15,723
10/31/2019	$14,515	$14,304	$16,063
11/30/2019	$14,800	$14,639	$16,646
12/31/2019	$15,308	$15,151	$17,149
1/31/2020	$14,563	$14,334	$17,142
2/29/2020	$13,063	$12,941	$15,731
3/31/2020	$10,097	$9,748	$13,788
4/30/2020	$11,332	$10,951	$15,555
5/31/2020	$11,832	$11,265	$16,296
6/30/2020	$12,201	$11,591	$16,620
7/31/2020	$12,480	$11,830	$17,558
8/31/2020	$13,034	$12,468	$18,820
9/30/2020	$12,386	$11,887	$18,105
10/31/2020	$12,821	$12,313	$17,623
11/30/2020	$15,040	$14,690	$19,552
12/31/2020	$16,137	$15,853	$20,304
1/31/2021	$16,664	$16,688	$20,099
2/28/2021	$18,395	$18,255	$20,653
3/31/2021	$19,480	$19,209	$21,558
4/30/2021	$19,954	$19,598	$22,708
5/31/2021	$20,434	$20,208	$22,867
6/30/2021	$19,910	$20,085	$23,401
7/31/2021	$19,398	$19,366	$23,956
8/31/2021	$19,934	$19,885	$24,685
9/30/2021	$19,456	$19,486	$23,537
10/31/2021	$20,056	$20,229	$25,186
11/30/2021	$19,377	$19,538	$25,011
12/31/2021	$20,406	$20,335	$26,132
1/31/2022	$19,465	$19,150	$24,780
2/28/2022	$19,751	$19,467	$24,038
3/31/2022	$19,815	$19,847	$24,931
4/30/2022	$18,355	$18,307	$22,757
5/31/2022	$18,772	$18,658	$22,798
6/30/2022	$16,811	$16,815	$20,916
7/31/2022	$18,398	$18,443	$22,845
8/31/2022	$17,735	$17,860	$21,913
9/30/2022	$16,097	$16,040	$19,895
10/31/2022	$18,073	$18,059	$21,506
11/30/2022	$18,830	$18,611	$22,708
12/31/2022	$17,770	$17,390	$21,399
1/31/2023	$19,430	$19,050	$22,744
2/28/2023	$19,017	$18,610	$22,189
3/31/2023	$17,893	$17,276	$23,004
4/30/2023	$17,465	$16,845	$23,363
5/31/2023	$16,957	$16,514	$23,464
6/30/2023	$18,406	$17,825	$25,015
7/31/2023	$19,508	$19,171	$25,818
8/31/2023	$18,693	$18,248	$25,407
9/30/2023	$17,708	$17,298	$24,196
10/31/2023	$16,715	$16,266	$23,687
11/30/2023	$18,048	$17,730	$25,850
12/31/2023	$20,075	$19,937	$27,025
1/31/2024	$19,347	$19,031	$27,479
2/29/2024	$19,966	$19,654	$28,946
3/31/2024	$20,871	$20,515	$29,878
4/30/2024	$19,643	$19,208	$28,657
5/31/2024	$20,582	$20,107	$30,078
6/30/2024	$20,163	$19,768	$31,157
7/31/2024	$22,564	$22,177	$31,537
8/31/2024	$22,201	$21,761	$32,302
9/30/2024	$22,096	$21,774	$32,992
10/31/2024	$21,818	$21,434	$32,692
11/30/2024	$24,053	$23,501	$34,611
12/31/2024	$22,021	$21,543	$33,786
1/31/2025	$22,475	$21,985	$34,727
2/28/2025	$21,981	$21,144	$34,274
3/31/2025	$20,479	$19,875	$32,343
4/30/2025	$19,538	$19,077	$32,124
5/31/2025	$20,535	$19,878	$34,146
6/30/2025	$21,425	$20,862	$35,882
7/31/2025	$21,788	$21,230	$36,687
8/31/2025	$23,160	$23,028	$37,431
9/30/2025	$23,085	$23,491	$38,797
10/31/2025	$22,899	$23,550	$39,706
11/30/2025	$23,423	$24,212	$39,803
12/31/2025	$23,746	$24,256	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.83%	8.03%	9.03%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$255,621,510
  # of Portfolio Holdings1,444
  Total Advisory Fees Paid$2,543,810
  Portfolio Turnover Rate76%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Industrial
Consumer, Cyclical
Consumer, Non-Cyclical
Technology
Energy
Basic Materials
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
32.6%
23.9%
14.3%
8.2%
6.6%
5.1%
4.8%
5.5%
(0.0%)
(1.0%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(1.0%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Basic Materials	4.8%
Energy	5.1%
Technology	6.6%
Consumer, Non-Cyclical	8.2%
Consumer, Cyclical	14.3%
Industrial	23.9%
Financial	32.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	0.72%

What affected Fund performance during the reporting period?

The Fund is co-sub-advised by Blackrock Investment Management, LLC (“BlackRock”) and Franklin Mutual Advisers, LLC (“Franklin”). The following are separate discussions from each co-sub-adviser.

BlackRock managed portion

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus this portion of the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance (to its benchmark index, the Russell 2000 Value Index) was returns from cash holdings and security litigation payments.

Top detractors from performance:

- A key detractor to performance was the consumer staples sector.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

Franklin managed portion

Top contributors to performance:

+ Aerospace and defense company Babcock International was a key contributor to relative performance.

+ Software company MKS aided performance amid ongoing momentum driven by artificial intelligence applications and stronger semiconductor growth.

Top detractors from performance:

- WillScot, a modular office and portable storage container provider, hurt relative performance as utilization rates declined due to a weak non-residential construction market.

- Cable One, a broadband communications provider, detracted from relative performance following weak financial results as it lost subscribers and eliminated its long-standing dividend.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Equity (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,421	$9,328	$9,504
2/29/2016	$9,501	$9,392	$9,491
3/31/2016	$10,320	$10,170	$10,135
4/30/2016	$10,487	$10,386	$10,174
5/31/2016	$10,689	$10,576	$10,357
6/30/2016	$10,884	$10,608	$10,384
7/31/2016	$11,398	$11,181	$10,766
8/31/2016	$11,647	$11,458	$10,782
9/30/2016	$11,714	$11,549	$10,784
10/31/2016	$11,362	$11,169	$10,587
11/30/2016	$12,651	$12,652	$10,979
12/31/2016	$13,068	$13,174	$11,196
1/31/2017	$13,030	$13,080	$11,408
2/28/2017	$13,154	$13,269	$11,861
3/31/2017	$13,041	$13,157	$11,875
4/30/2017	$13,174	$13,209	$11,997
5/31/2017	$12,803	$12,797	$12,166
6/30/2017	$13,114	$13,245	$12,242
7/31/2017	$13,206	$13,329	$12,494
8/31/2017	$12,878	$13,001	$12,532
9/30/2017	$13,713	$13,922	$12,790
10/31/2017	$13,914	$13,940	$13,089
11/30/2017	$14,332	$14,344	$13,490
12/31/2017	$14,236	$14,207	$13,640
1/31/2018	$14,373	$14,382	$14,421
2/28/2018	$13,699	$13,663	$13,890
3/31/2018	$13,918	$13,832	$13,537
4/30/2018	$14,060	$14,071	$13,589
5/31/2018	$14,774	$14,890	$13,916
6/30/2018	$14,805	$14,980	$14,002
7/31/2018	$15,060	$15,245	$14,523
8/31/2018	$15,400	$15,608	$14,996
9/30/2018	$15,002	$15,221	$15,081
10/31/2018	$13,664	$13,858	$14,050
11/30/2018	$13,999	$14,081	$14,337
12/31/2018	$12,422	$12,379	$13,042
1/31/2019	$13,703	$13,733	$14,087
2/28/2019	$14,261	$14,267	$14,540
3/31/2019	$13,863	$13,856	$14,822
4/30/2019	$14,392	$14,380	$15,422
5/31/2019	$13,129	$13,205	$14,442
6/30/2019	$13,982	$14,046	$15,460
7/31/2019	$14,116	$14,069	$15,682
8/31/2019	$13,483	$13,284	$15,434
9/30/2019	$14,229	$13,966	$15,723
10/31/2019	$14,625	$14,304	$16,063
11/30/2019	$14,915	$14,639	$16,646
12/31/2019	$15,429	$15,151	$17,149
1/31/2020	$14,682	$14,334	$17,142
2/29/2020	$13,171	$12,941	$15,731
3/31/2020	$10,183	$9,748	$13,788
4/30/2020	$11,430	$10,951	$15,555
5/31/2020	$11,936	$11,265	$16,296
6/30/2020	$12,310	$11,591	$16,620
7/31/2020	$12,594	$11,830	$17,558
8/31/2020	$13,155	$12,468	$18,820
9/30/2020	$12,504	$11,887	$18,105
10/31/2020	$12,945	$12,313	$17,623
11/30/2020	$15,187	$14,690	$19,552
12/31/2020	$16,298	$15,853	$20,304
1/31/2021	$16,833	$16,688	$20,099
2/28/2021	$18,585	$18,255	$20,653
3/31/2021	$19,684	$19,209	$21,558
4/30/2021	$20,166	$19,598	$22,708
5/31/2021	$20,655	$20,208	$22,867
6/30/2021	$20,128	$20,085	$23,401
7/31/2021	$19,614	$19,366	$23,956
8/31/2021	$20,160	$19,885	$24,685
9/30/2021	$19,679	$19,486	$23,537
10/31/2021	$20,290	$20,229	$25,186
11/30/2021	$19,606	$19,538	$25,011
12/31/2021	$20,651	$20,335	$26,132
1/31/2022	$19,702	$19,150	$24,780
2/28/2022	$19,994	$19,467	$24,038
3/31/2022	$20,062	$19,847	$24,931
4/30/2022	$18,587	$18,307	$22,757
5/31/2022	$19,013	$18,658	$22,798
6/30/2022	$17,030	$16,815	$20,916
7/31/2022	$18,640	$18,443	$22,845
8/31/2022	$17,972	$17,860	$21,913
9/30/2022	$16,314	$16,040	$19,895
10/31/2022	$18,321	$18,059	$21,506
11/30/2022	$19,091	$18,611	$22,708
12/31/2022	$18,019	$17,390	$21,399
1/31/2023	$19,706	$19,050	$22,744
2/28/2023	$19,290	$18,610	$22,189
3/31/2023	$18,153	$17,276	$23,004
4/30/2023	$17,722	$16,845	$23,363
5/31/2023	$17,210	$16,514	$23,464
6/30/2023	$18,682	$17,825	$25,015
7/31/2023	$19,805	$19,171	$25,818
8/31/2023	$18,981	$18,248	$25,407
9/30/2023	$17,983	$17,298	$24,196
10/31/2023	$16,978	$16,266	$23,687
11/30/2023	$18,335	$17,730	$25,850
12/31/2023	$20,397	$19,937	$27,025
1/31/2024	$19,661	$19,031	$27,479
2/29/2024	$20,294	$19,654	$28,946
3/31/2024	$21,217	$20,515	$29,878
4/30/2024	$19,972	$19,208	$28,657
5/31/2024	$20,930	$20,107	$30,078
6/30/2024	$20,507	$19,768	$31,157
7/31/2024	$22,953	$22,177	$31,537
8/31/2024	$22,588	$21,761	$32,302
9/30/2024	$22,485	$21,774	$32,992
10/31/2024	$22,206	$21,434	$32,692
11/30/2024	$24,484	$23,501	$34,611
12/31/2024	$22,420	$21,543	$33,786
1/31/2025	$22,886	$21,985	$34,727
2/28/2025	$22,386	$21,144	$34,274
3/31/2025	$20,860	$19,875	$32,343
4/30/2025	$19,905	$19,077	$32,124
5/31/2025	$20,923	$19,878	$34,146
6/30/2025	$21,834	$20,862	$35,882
7/31/2025	$22,208	$21,230	$36,687
8/31/2025	$23,611	$23,028	$37,431
9/30/2025	$23,538	$23,491	$38,797
10/31/2025	$23,353	$23,550	$39,706
11/30/2025	$23,890	$24,212	$39,803
12/31/2025	$24,224	$24,256	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.05%	8.25%	9.25%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$255,621,510
  # of Portfolio Holdings1,444
  Total Advisory Fees Paid$2,543,810
  Portfolio Turnover Rate76%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.0%)
Derivatives	(0.0%)
Others (each less than 3.0%)	5.5%
Basic Materials	4.8%
Energy	5.1%
Technology	6.6%
Consumer, Non-Cyclical	8.2%
Consumer, Cyclical	14.3%
Industrial	23.9%
Financial	32.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk and Conflicts of Interest Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.86%

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from MFS Investment Management ("MFS") on November 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ Stock selection in the information technology and industrial sectors contributed the most to relative returns.

+ Biotechnology company Wave Life Sciences was the top contributing stock due to posting impressive initial data for its obesity drug.

Top detractors from performance:

- Stock selection in the consumer discretionary and health care sectors detracted the most from returns.

- Lifestyle apparel company Kontoor Brands was the top detracting stock as the company fell short of revenue expectations and experienced analyst rating downgrades.

MFS

Top contributors to performance:

+ Security selection in the consumer discretionary and consumer staples sectors contributed to performance.

+ Engineered building solutions company nVent Electric stock price advanced on strong earnings and Infrastructure growth.

Top detractors from performance:

- Security selection in the industrials and information technology sectors detracted from performance.

- Not owning benchmark holding Credo Technology detracted from results as it rose on AI-related solutions adoption.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Growth (Class I)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,713	$8,917	$9,504
2/29/2016	$8,486	$8,853	$9,491
3/31/2016	$8,982	$9,532	$10,135
4/30/2016	$8,925	$9,627	$10,174
5/31/2016	$9,169	$9,886	$10,357
6/30/2016	$9,174	$9,841	$10,384
7/31/2016	$9,902	$10,484	$10,766
8/31/2016	$10,004	$10,596	$10,782
9/30/2016	$10,178	$10,748	$10,784
10/31/2016	$9,468	$10,080	$10,587
11/30/2016	$9,946	$10,982	$10,979
12/31/2016	$9,754	$11,132	$11,196
1/31/2017	$10,150	$11,313	$11,408
2/28/2017	$10,529	$11,590	$11,861
3/31/2017	$10,577	$11,727	$11,875
4/30/2017	$10,656	$11,943	$11,997
5/31/2017	$10,724	$11,835	$12,166
6/30/2017	$11,014	$12,242	$12,242
7/31/2017	$11,215	$12,346	$12,494
8/31/2017	$11,256	$12,332	$12,532
9/30/2017	$11,800	$13,003	$12,790
10/31/2017	$12,163	$13,205	$13,089
11/30/2017	$12,467	$13,584	$13,490
12/31/2017	$12,701	$13,599	$13,640
1/31/2018	$13,199	$14,129	$14,421
2/28/2018	$13,332	$13,727	$13,890
3/31/2018	$13,635	$13,912	$13,537
4/30/2018	$13,939	$13,926	$13,589
5/31/2018	$15,376	$14,802	$13,916
6/30/2018	$15,697	$14,918	$14,002
7/31/2018	$15,628	$15,175	$14,523
8/31/2018	$17,667	$16,119	$14,996
9/30/2018	$17,622	$15,742	$15,081
10/31/2018	$15,146	$13,750	$14,050
11/30/2018	$15,007	$13,965	$14,337
12/31/2018	$13,406	$12,334	$13,042
1/31/2019	$15,523	$13,758	$14,087
2/28/2019	$17,220	$14,646	$14,540
3/31/2019	$17,035	$14,448	$14,822
4/30/2019	$17,451	$14,888	$15,422
5/31/2019	$16,991	$13,784	$14,442
6/30/2019	$18,580	$14,845	$15,460
7/31/2019	$19,129	$14,990	$15,682
8/31/2019	$18,109	$14,343	$15,434
9/30/2019	$16,470	$14,226	$15,723
10/31/2019	$16,825	$14,630	$16,063
11/30/2019	$17,425	$15,492	$16,646
12/31/2019	$17,684	$15,847	$17,149
1/31/2020	$18,065	$15,672	$17,142
2/29/2020	$17,351	$14,541	$15,731
3/31/2020	$14,676	$11,764	$13,788
4/30/2020	$17,170	$13,516	$15,555
5/31/2020	$19,109	$14,793	$16,296
6/30/2020	$19,818	$15,362	$16,620
7/31/2020	$20,936	$15,889	$17,558
8/31/2020	$22,092	$16,822	$18,820
9/30/2020	$22,047	$16,461	$18,105
10/31/2020	$22,188	$16,586	$17,623
11/30/2020	$24,978	$19,511	$19,552
12/31/2020	$27,511	$21,335	$20,304
1/31/2021	$27,948	$22,363	$20,099
2/28/2021	$28,373	$23,102	$20,653
3/31/2021	$27,797	$22,375	$21,558
4/30/2021	$29,192	$22,863	$22,708
5/31/2021	$28,750	$22,210	$22,867
6/30/2021	$29,952	$23,251	$23,401
7/31/2021	$29,870	$22,404	$23,956
8/31/2021	$30,956	$22,812	$24,685
9/30/2021	$29,572	$21,937	$23,537
10/31/2021	$30,735	$22,964	$25,186
11/30/2021	$28,421	$21,843	$25,011
12/31/2021	$27,976	$21,939	$26,132
1/31/2022	$24,068	$18,999	$24,780
2/28/2022	$23,856	$19,082	$24,038
3/31/2022	$23,448	$19,169	$24,931
4/30/2022	$20,960	$16,817	$22,757
5/31/2022	$20,741	$16,500	$22,798
6/30/2022	$19,054	$15,478	$20,916
7/31/2022	$20,924	$17,211	$22,845
8/31/2022	$20,337	$17,049	$21,913
9/30/2022	$18,424	$15,516	$19,895
10/31/2022	$19,868	$16,988	$21,506
11/30/2022	$20,666	$17,265	$22,708
12/31/2022	$19,605	$16,157	$21,399
1/31/2023	$21,712	$17,764	$22,744
2/28/2023	$21,201	$17,571	$22,189
3/31/2023	$20,966	$17,138	$23,004
4/30/2023	$20,884	$16,939	$23,363
5/31/2023	$20,054	$16,942	$23,464
6/30/2023	$21,689	$18,347	$25,015
7/31/2023	$22,551	$19,204	$25,818
8/31/2023	$21,602	$18,205	$25,407
9/30/2023	$20,287	$17,004	$24,196
10/31/2023	$18,984	$15,692	$23,687
11/30/2023	$20,469	$17,121	$25,850
12/31/2023	$22,389	$19,171	$27,025
1/31/2024	$22,096	$18,556	$27,479
2/29/2024	$23,415	$20,064	$28,946
3/31/2024	$23,924	$20,625	$29,878
4/30/2024	$22,393	$19,037	$28,657
5/31/2024	$22,995	$20,056	$30,078
6/30/2024	$23,014	$20,023	$31,157
7/31/2024	$24,071	$21,662	$31,537
8/31/2024	$23,996	$21,422	$32,302
9/30/2024	$23,880	$21,707	$32,992
10/31/2024	$23,857	$21,419	$32,692
11/30/2024	$25,798	$24,045	$34,611
12/31/2024	$23,855	$22,077	$33,786
1/31/2025	$25,072	$22,775	$34,727
2/28/2025	$23,661	$21,233	$34,274
3/31/2025	$22,084	$19,623	$32,343
4/30/2025	$22,173	$19,497	$32,124
5/31/2025	$23,373	$20,749	$34,146
6/30/2025	$24,790	$21,971	$35,882
7/31/2025	$24,848	$22,345	$36,687
8/31/2025	$25,608	$23,666	$37,431
9/30/2025	$25,827	$24,650	$38,797
10/31/2025	$26,650	$25,447	$39,706
11/30/2025	$26,857	$25,273	$39,803
12/31/2025	$26,717	$24,949	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.99%	(0.58%)	10.33%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$363,697,330
  # of Portfolio Holdings117
  Total Advisory Fees Paid$1,878,873
  Portfolio Turnover Rate192%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
28.3%
Consumer, Non-Cyclical
26.9%
Technology
17.4%
Consumer, Cyclical
12.6%
Financial
8.6%
Others (each less than 3.0%)
8.5%
Other Assets & Liabilities, Net
(2.3%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	8.5%
Financial	8.6%
Consumer, Cyclical	12.6%
Technology	17.4%
Consumer, Non-Cyclical	26.9%
Industrial	28.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.

  Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$70	0.66%

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from MFS Investment Management ("MFS") on November 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ Stock selection in the information technology and industrial sectors contributed the most to relative returns.

+ Biotechnology company Wave Life Sciences was the top contributing stock due to posting impressive initial data for its obesity drug.

Top detractors from performance:

- Stock selection in the consumer discretionary and health care sectors detracted the most from returns.

- Lifestyle apparel company Kontoor Brands was the top detracting stock as the company fell short of revenue expectations and experienced analyst rating downgrades.

MFS

Top contributors to performance:

+ Security selection in the consumer discretionary and consumer staples sectors contributed to performance.

+ Engineered building solutions company nVent Electric stock price advanced on strong earnings and Infrastructure growth.

Top detractors from performance:

- Security selection in the industrials and information technology sectors detracted from performance.

- Not owning benchmark holding Credo Technology detracted from results as it rose on AI-related solutions adoption.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Growth (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,715	$8,917	$9,504
2/29/2016	$8,489	$8,853	$9,491
3/31/2016	$8,987	$9,532	$10,135
4/30/2016	$8,931	$9,627	$10,174
5/31/2016	$9,176	$9,886	$10,357
6/30/2016	$9,183	$9,841	$10,384
7/31/2016	$9,913	$10,484	$10,766
8/31/2016	$10,017	$10,596	$10,782
9/30/2016	$10,193	$10,748	$10,784
10/31/2016	$9,484	$10,080	$10,587
11/30/2016	$9,964	$10,982	$10,979
12/31/2016	$9,773	$11,132	$11,196
1/31/2017	$10,172	$11,313	$11,408
2/28/2017	$10,553	$11,590	$11,861
3/31/2017	$10,603	$11,727	$11,875
4/30/2017	$10,684	$11,943	$11,997
5/31/2017	$10,754	$11,835	$12,166
6/30/2017	$11,047	$12,242	$12,242
7/31/2017	$11,250	$12,346	$12,494
8/31/2017	$11,293	$12,332	$12,532
9/30/2017	$11,840	$13,003	$12,790
10/31/2017	$12,207	$13,205	$13,089
11/30/2017	$12,514	$13,584	$13,490
12/31/2017	$12,751	$13,599	$13,640
1/31/2018	$13,253	$14,129	$14,421
2/28/2018	$13,388	$13,727	$13,890
3/31/2018	$13,695	$13,912	$13,537
4/30/2018	$14,002	$13,926	$13,589
5/31/2018	$15,448	$14,802	$13,916
6/30/2018	$15,774	$14,918	$14,002
7/31/2018	$15,707	$15,175	$14,523
8/31/2018	$17,759	$16,119	$14,996
9/30/2018	$17,717	$15,742	$15,081
10/31/2018	$15,230	$13,750	$14,050
11/30/2018	$15,092	$13,965	$14,337
12/31/2018	$13,484	$12,334	$13,042
1/31/2019	$15,616	$13,758	$14,087
2/28/2019	$17,325	$14,646	$14,540
3/31/2019	$17,142	$14,448	$14,822
4/30/2019	$17,563	$14,888	$15,422
5/31/2019	$17,104	$13,784	$14,442
6/30/2019	$18,706	$14,845	$15,460
7/31/2019	$19,262	$14,990	$15,682
8/31/2019	$18,239	$14,343	$15,434
9/30/2019	$16,591	$14,226	$15,723
10/31/2019	$16,950	$14,630	$16,063
11/30/2019	$17,558	$15,492	$16,646
12/31/2019	$17,822	$15,847	$17,149
1/31/2020	$18,209	$15,672	$17,142
2/29/2020	$17,492	$14,541	$15,731
3/31/2020	$14,798	$11,764	$13,788
4/30/2020	$17,315	$13,516	$15,555
5/31/2020	$19,275	$14,793	$16,296
6/30/2020	$19,993	$15,362	$16,620
7/31/2020	$21,124	$15,889	$17,558
8/31/2020	$22,294	$16,822	$18,820
9/30/2020	$22,253	$16,461	$18,105
10/31/2020	$22,398	$16,586	$17,623
11/30/2020	$25,219	$19,511	$19,552
12/31/2020	$27,782	$21,335	$20,304
1/31/2021	$28,227	$22,363	$20,099
2/28/2021	$28,661	$23,102	$20,653
3/31/2021	$28,084	$22,375	$21,558
4/30/2021	$29,498	$22,863	$22,708
5/31/2021	$29,057	$22,210	$22,867
6/30/2021	$30,276	$23,251	$23,401
7/31/2021	$30,198	$22,404	$23,956
8/31/2021	$31,302	$22,812	$24,685
9/30/2021	$29,907	$21,937	$23,537
10/31/2021	$31,088	$22,964	$25,186
11/30/2021	$28,753	$21,843	$25,011
12/31/2021	$28,308	$21,939	$26,132
1/31/2022	$24,357	$18,999	$24,780
2/28/2022	$24,146	$19,082	$24,038
3/31/2022	$23,738	$19,169	$24,931
4/30/2022	$21,222	$16,817	$22,757
5/31/2022	$21,004	$16,500	$22,798
6/30/2022	$19,299	$15,478	$20,916
7/31/2022	$21,196	$17,211	$22,845
8/31/2022	$20,605	$17,049	$21,913
9/30/2022	$18,670	$15,516	$19,895
10/31/2022	$20,137	$16,988	$21,506
11/30/2022	$20,949	$17,265	$22,708
12/31/2022	$19,878	$16,157	$21,399
1/31/2023	$22,017	$17,764	$22,744
2/28/2023	$21,503	$17,571	$22,189
3/31/2023	$21,268	$17,138	$23,004
4/30/2023	$21,188	$16,939	$23,363
5/31/2023	$20,349	$16,942	$23,464
6/30/2023	$22,012	$18,347	$25,015
7/31/2023	$22,891	$19,204	$25,818
8/31/2023	$21,931	$18,205	$25,407
9/30/2023	$20,600	$17,004	$24,196
10/31/2023	$19,279	$15,692	$23,687
11/30/2023	$20,791	$17,121	$25,850
12/31/2023	$22,745	$19,171	$27,025
1/31/2024	$22,451	$18,556	$27,479
2/29/2024	$23,795	$20,064	$28,946
3/31/2024	$24,316	$20,625	$29,878
4/30/2024	$22,765	$19,037	$28,657
5/31/2024	$23,381	$20,056	$30,078
6/30/2024	$23,403	$20,023	$31,157
7/31/2024	$24,483	$21,662	$31,537
8/31/2024	$24,410	$21,422	$32,302
9/30/2024	$24,296	$21,707	$32,992
10/31/2024	$24,276	$21,419	$32,692
11/30/2024	$26,256	$24,045	$34,611
12/31/2024	$24,283	$22,077	$33,786
1/31/2025	$25,526	$22,775	$34,727
2/28/2025	$24,093	$21,233	$34,274
3/31/2025	$22,492	$19,623	$32,343
4/30/2025	$22,586	$19,497	$32,124
5/31/2025	$23,812	$20,749	$34,146
6/30/2025	$25,260	$21,971	$35,882
7/31/2025	$25,324	$22,345	$36,687
8/31/2025	$26,102	$23,666	$37,431
9/30/2025	$26,330	$24,650	$38,797
10/31/2025	$27,173	$25,447	$39,706
11/30/2025	$27,389	$25,273	$39,803
12/31/2025	$27,250	$24,949	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	12.22%	(0.39%)	10.54%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$363,697,330
  # of Portfolio Holdings117
  Total Advisory Fees Paid$1,878,873
  Portfolio Turnover Rate192%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Others (each less than 3.0%)	8.5%
Financial	8.6%
Consumer, Cyclical	12.6%
Technology	17.4%
Consumer, Non-Cyclical	26.9%
Industrial	28.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added and Currency Risk and Foreign (Non-U.S.) Markets Risk were removed from the Fund during the reporting period.

  Effective November 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.57%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the financial, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments received.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Index (Class I)	Russell 2000® Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,116	$9,121	$9,504
2/29/2016	$9,114	$9,120	$9,491
3/31/2016	$9,837	$9,848	$10,135
4/30/2016	$9,988	$10,003	$10,174
5/31/2016	$10,207	$10,228	$10,357
6/30/2016	$10,197	$10,222	$10,384
7/31/2016	$10,802	$10,832	$10,766
8/31/2016	$10,987	$11,023	$10,782
9/30/2016	$11,105	$11,146	$10,784
10/31/2016	$10,573	$10,616	$10,587
11/30/2016	$11,747	$11,800	$10,979
12/31/2016	$12,066	$12,131	$11,196
1/31/2017	$12,111	$12,179	$11,408
2/28/2017	$12,338	$12,414	$11,861
3/31/2017	$12,352	$12,430	$11,875
4/30/2017	$12,484	$12,566	$11,997
5/31/2017	$12,221	$12,311	$12,166
6/30/2017	$12,636	$12,736	$12,242
7/31/2017	$12,725	$12,831	$12,494
8/31/2017	$12,558	$12,668	$12,532
9/30/2017	$13,337	$13,458	$12,790
10/31/2017	$13,444	$13,573	$13,089
11/30/2017	$13,826	$13,964	$13,490
12/31/2017	$13,763	$13,908	$13,640
1/31/2018	$14,117	$14,271	$14,421
2/28/2018	$13,565	$13,718	$13,890
3/31/2018	$13,732	$13,896	$13,537
4/30/2018	$13,845	$14,016	$13,589
5/31/2018	$14,680	$14,867	$13,916
6/30/2018	$14,774	$14,973	$14,002
7/31/2018	$15,023	$15,234	$14,523
8/31/2018	$15,667	$15,891	$14,996
9/30/2018	$15,282	$15,509	$15,081
10/31/2018	$13,616	$13,824	$14,050
11/30/2018	$13,827	$14,044	$14,337
12/31/2018	$12,173	$12,376	$13,042
1/31/2019	$13,536	$13,768	$14,087
2/28/2019	$14,234	$14,484	$14,540
3/31/2019	$13,927	$14,181	$14,822
4/30/2019	$14,393	$14,662	$15,422
5/31/2019	$13,269	$13,522	$14,442
6/30/2019	$14,198	$14,478	$15,460
7/31/2019	$14,273	$14,561	$15,682
8/31/2019	$13,560	$13,842	$15,434
9/30/2019	$13,836	$14,130	$15,723
10/31/2019	$14,195	$14,502	$16,063
11/30/2019	$14,774	$15,099	$16,646
12/31/2019	$15,192	$15,535	$17,149
1/31/2020	$14,695	$15,037	$17,142
2/29/2020	$13,451	$13,771	$15,731
3/31/2020	$10,513	$10,779	$13,788
4/30/2020	$11,950	$12,259	$15,555
5/31/2020	$12,725	$13,057	$16,296
6/30/2020	$13,165	$13,519	$16,620
7/31/2020	$13,523	$13,893	$17,558
8/31/2020	$14,281	$14,676	$18,820
9/30/2020	$13,800	$14,185	$18,105
10/31/2020	$14,083	$14,482	$17,623
11/30/2020	$16,670	$17,152	$19,552
12/31/2020	$18,102	$18,636	$20,304
1/31/2021	$19,010	$19,573	$20,099
2/28/2021	$20,188	$20,793	$20,653
3/31/2021	$20,384	$21,002	$21,558
4/30/2021	$20,810	$21,443	$22,708
5/31/2021	$20,836	$21,487	$22,867
6/30/2021	$21,228	$21,904	$23,401
7/31/2021	$20,452	$21,113	$23,956
8/31/2021	$20,899	$21,585	$24,685
9/30/2021	$20,276	$20,949	$23,537
10/31/2021	$21,131	$21,840	$25,186
11/30/2021	$20,239	$20,930	$25,011
12/31/2021	$20,679	$21,397	$26,132
1/31/2022	$18,682	$19,337	$24,780
2/28/2022	$18,874	$19,544	$24,038
3/31/2022	$19,100	$19,787	$24,931
4/30/2022	$17,201	$17,826	$22,757
5/31/2022	$17,222	$17,853	$22,798
6/30/2022	$15,795	$16,385	$20,916
7/31/2022	$17,434	$18,095	$22,845
8/31/2022	$17,068	$17,725	$21,913
9/30/2022	$15,425	$16,026	$19,895
10/31/2022	$17,117	$17,790	$21,506
11/30/2022	$17,508	$18,206	$22,708
12/31/2022	$16,365	$17,024	$21,399
1/31/2023	$17,956	$18,684	$22,744
2/28/2023	$17,646	$18,368	$22,189
3/31/2023	$16,798	$17,491	$23,004
4/30/2023	$16,487	$17,176	$23,363
5/31/2023	$16,330	$17,017	$23,464
6/30/2023	$17,643	$18,401	$25,015
7/31/2023	$18,702	$19,526	$25,818
8/31/2023	$17,755	$18,549	$25,407
9/30/2023	$16,700	$17,457	$24,196
10/31/2023	$15,556	$16,267	$23,687
11/30/2023	$16,957	$17,739	$25,850
12/31/2023	$19,016	$19,906	$27,025
1/31/2024	$18,269	$19,132	$27,479
2/29/2024	$19,291	$20,214	$28,946
3/31/2024	$19,971	$20,938	$29,878
4/30/2024	$18,558	$19,464	$28,657
5/31/2024	$19,479	$20,440	$30,078
6/30/2024	$19,289	$20,251	$31,157
7/31/2024	$21,234	$22,309	$31,537
8/31/2024	$20,906	$21,976	$32,302
9/30/2024	$21,042	$22,129	$32,992
10/31/2024	$20,726	$21,810	$32,692
11/30/2024	$22,989	$24,202	$34,611
12/31/2024	$21,076	$22,203	$33,786
1/31/2025	$21,619	$22,785	$34,727
2/28/2025	$20,457	$21,567	$34,274
3/31/2025	$19,055	$20,099	$32,343
4/30/2025	$18,607	$19,634	$32,124
5/31/2025	$19,591	$20,683	$34,146
6/30/2025	$20,643	$21,807	$35,882
7/31/2025	$20,990	$22,185	$36,687
8/31/2025	$22,480	$23,770	$37,431
9/30/2025	$23,174	$24,510	$38,797
10/31/2025	$23,584	$24,953	$39,706
11/30/2025	$23,803	$25,193	$39,803
12/31/2025	$23,652	$25,047	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.22%	5.49%	8.99%
Russell 2000® Index (Benchmark)	12.81%	6.09%	9.62%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$753,919,176
  # of Portfolio Holdings1,960
  Total Advisory Fees Paid$2,098,631
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
23.3%
Financial
23.2%
Industrial
16.6%
Consumer, Cyclical
9.7%
Technology
9.3%
Securities Lending Collateral
7.8%
Communications
5.3%
Energy
5.0%
Basic Materials
3.9%
Utilities
3.0%
Others (each less than 3.0%)
0.0%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
(7.1%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(7.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.0%
Utilities	3.0%
Basic Materials	3.9%
Energy	5.0%
Communications	5.3%
Securities Lending Collateral	7.8%
Technology	9.3%
Consumer, Cyclical	9.7%
Industrial	16.6%
Financial	23.2%
Consumer, Non-Cyclical	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$39	0.37%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the financial, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings and security litigation payments received.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and consumer discretionary sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Index (Class P)	Russell 2000® Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,118	$9,121	$9,504
2/29/2016	$9,117	$9,120	$9,491
3/31/2016	$9,842	$9,848	$10,135
4/30/2016	$9,995	$10,003	$10,174
5/31/2016	$10,216	$10,228	$10,357
6/30/2016	$10,207	$10,222	$10,384
7/31/2016	$10,815	$10,832	$10,766
8/31/2016	$11,002	$11,023	$10,782
9/30/2016	$11,121	$11,146	$10,784
10/31/2016	$10,591	$10,616	$10,587
11/30/2016	$11,769	$11,800	$10,979
12/31/2016	$12,090	$12,131	$11,196
1/31/2017	$12,137	$12,179	$11,408
2/28/2017	$12,367	$12,414	$11,861
3/31/2017	$12,383	$12,430	$11,875
4/30/2017	$12,517	$12,566	$11,997
5/31/2017	$12,255	$12,311	$12,166
6/30/2017	$12,674	$12,736	$12,242
7/31/2017	$12,765	$12,831	$12,494
8/31/2017	$12,599	$12,668	$12,532
9/30/2017	$13,383	$13,458	$12,790
10/31/2017	$13,493	$13,573	$13,089
11/30/2017	$13,879	$13,964	$13,490
12/31/2017	$13,818	$13,908	$13,640
1/31/2018	$14,175	$14,271	$14,421
2/28/2018	$13,623	$13,718	$13,890
3/31/2018	$13,793	$13,896	$13,537
4/30/2018	$13,910	$14,016	$13,589
5/31/2018	$14,750	$14,867	$13,916
6/30/2018	$14,847	$14,973	$14,002
7/31/2018	$15,100	$15,234	$14,523
8/31/2018	$15,750	$15,891	$14,996
9/30/2018	$15,366	$15,509	$15,081
10/31/2018	$13,693	$13,824	$14,050
11/30/2018	$13,907	$14,044	$14,337
12/31/2018	$12,246	$12,376	$13,042
1/31/2019	$13,620	$13,768	$14,087
2/28/2019	$14,323	$14,484	$14,540
3/31/2019	$14,017	$14,181	$14,822
4/30/2019	$14,489	$14,662	$15,422
5/31/2019	$13,359	$13,522	$14,442
6/30/2019	$14,297	$14,478	$15,460
7/31/2019	$14,375	$14,561	$15,682
8/31/2019	$13,660	$13,842	$15,434
9/30/2019	$13,940	$14,130	$15,723
10/31/2019	$14,303	$14,502	$16,063
11/30/2019	$14,889	$15,099	$16,646
12/31/2019	$15,313	$15,535	$17,149
1/31/2020	$14,815	$15,037	$17,142
2/29/2020	$13,563	$13,771	$15,731
3/31/2020	$10,602	$10,779	$13,788
4/30/2020	$12,054	$12,259	$15,555
5/31/2020	$12,838	$13,057	$16,296
6/30/2020	$13,284	$13,519	$16,620
7/31/2020	$13,647	$13,893	$17,558
8/31/2020	$14,414	$14,676	$18,820
9/30/2020	$13,931	$14,185	$18,105
10/31/2020	$14,219	$14,482	$17,623
11/30/2020	$16,834	$17,152	$19,552
12/31/2020	$18,283	$18,636	$20,304
1/31/2021	$19,203	$19,573	$20,099
2/28/2021	$20,396	$20,793	$20,653
3/31/2021	$20,598	$21,002	$21,558
4/30/2021	$21,032	$21,443	$22,708
5/31/2021	$21,061	$21,487	$22,867
6/30/2021	$21,461	$21,904	$23,401
7/31/2021	$20,680	$21,113	$23,956
8/31/2021	$21,137	$21,585	$24,685
9/30/2021	$20,509	$20,949	$23,537
10/31/2021	$21,378	$21,840	$25,186
11/30/2021	$20,479	$20,930	$25,011
12/31/2021	$20,928	$21,397	$26,132
1/31/2022	$18,910	$19,337	$24,780
2/28/2022	$19,107	$19,544	$24,038
3/31/2022	$19,340	$19,787	$24,931
4/30/2022	$17,420	$17,826	$22,757
5/31/2022	$17,444	$17,853	$22,798
6/30/2022	$16,001	$16,385	$20,916
7/31/2022	$17,664	$18,095	$22,845
8/31/2022	$17,297	$17,725	$21,913
9/30/2022	$15,634	$16,026	$19,895
10/31/2022	$17,352	$17,790	$21,506
11/30/2022	$17,752	$18,206	$22,708
12/31/2022	$16,595	$17,024	$21,399
1/31/2023	$18,211	$18,684	$22,744
2/28/2023	$17,900	$18,368	$22,189
3/31/2023	$17,042	$17,491	$23,004
4/30/2023	$16,730	$17,176	$23,363
5/31/2023	$16,573	$17,017	$23,464
6/30/2023	$17,909	$18,401	$25,015
7/31/2023	$18,987	$19,526	$25,818
8/31/2023	$18,028	$18,549	$25,407
9/30/2023	$16,960	$17,457	$24,196
10/31/2023	$15,800	$16,267	$23,687
11/30/2023	$17,226	$17,739	$25,850
12/31/2023	$19,322	$19,906	$27,025
1/31/2024	$18,566	$19,132	$27,479
2/29/2024	$19,608	$20,214	$28,946
3/31/2024	$20,302	$20,938	$29,878
4/30/2024	$18,869	$19,464	$28,657
5/31/2024	$19,809	$20,440	$30,078
6/30/2024	$19,619	$20,251	$31,157
7/31/2024	$21,601	$22,309	$31,537
8/31/2024	$21,271	$21,976	$32,302
9/30/2024	$21,413	$22,129	$32,992
10/31/2024	$21,095	$21,810	$32,692
11/30/2024	$23,401	$24,202	$34,611
12/31/2024	$21,458	$22,203	$33,786
1/31/2025	$22,014	$22,785	$34,727
2/28/2025	$20,834	$21,567	$34,274
3/31/2025	$19,410	$20,099	$32,343
4/30/2025	$18,956	$19,634	$32,124
5/31/2025	$19,962	$20,683	$34,146
6/30/2025	$21,038	$21,807	$35,882
7/31/2025	$21,395	$22,185	$36,687
8/31/2025	$22,918	$23,770	$37,431
9/30/2025	$23,629	$24,510	$38,797
10/31/2025	$24,051	$24,953	$39,706
11/30/2025	$24,279	$25,193	$39,803
12/31/2025	$24,128	$25,047	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	12.44%	5.71%	9.21%
Russell 2000® Index (Benchmark)	12.81%	6.09%	9.62%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$753,919,176
  # of Portfolio Holdings1,960
  Total Advisory Fees Paid$2,098,631
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(7.1%)
Derivatives	(0.0%)
Others (each less than 3.0%)	0.0%
Utilities	3.0%
Basic Materials	3.9%
Energy	5.0%
Communications	5.3%
Securities Lending Collateral	7.8%
Technology	9.3%
Consumer, Cyclical	9.7%
Industrial	16.6%
Financial	23.2%
Consumer, Non-Cyclical	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell 2000 Index through a total return swap contributed to performance.

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the energy and consumer staples sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Plus Bond Alpha (Class I)	Russell 2000® Index	S&P 500® Index
10/31/2024	$10,000	$10,000	$10,000
10/31/2024	$10,000	$9,838	$9,815
11/30/2024	$11,092	$10,917	$10,391
12/31/2024	$10,150	$10,015	$10,143
1/31/2025	$10,414	$10,278	$10,426
2/28/2025	$9,933	$9,728	$10,289
3/31/2025	$9,263	$9,066	$9,710
4/30/2025	$8,988	$8,856	$9,644
5/31/2025	$9,441	$9,329	$10,251
6/30/2025	$9,944	$9,836	$10,772
7/31/2025	$10,101	$10,007	$11,014
8/31/2025	$10,873	$10,722	$11,237
9/30/2025	$11,197	$11,056	$11,647
10/31/2025	$11,358	$11,256	$11,920
11/30/2025	$11,480	$11,364	$11,949
12/31/2025	$11,418	$11,298	$11,957

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class I	12.49%	12.00%
Russell 2000® Index (Benchmark)	12.81%	11.02%
S&P 500® Index (Regulatory)	17.88%	16.50%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$200,962,976
  # of Portfolio Holdings428
  Total Advisory Fees Paid$495,002
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
47.8%
Asset-Backed Securities
18.9%
Short-Term Investments
17.9%
U.S. Treasury Obligations
10.3%
Mortgage-Backed Securities
3.0%
Others (each less than 3.0%)
0.3%
Derivatives
(2.1%)
Other Assets and Liabilities, Net
3.9%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	3.9%
Derivatives	(2.1%)
Others (each less than 3.0%)	0.3%
Mortgage-Backed Securities	3.0%
U.S. Treasury Obligations	10.3%
Short-Term Investments	17.9%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	0.50%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ Exposure to the Russell 2000 Index through a total return swap contributed to performance.

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

- Detractors from its benchmark index (and thus this portion of the Fund) included exposure to the energy and consumer staples sectors.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Plus Bond Alpha (Class P)	Russell 2000® Index	S&P 500® Index
10/31/2024	$10,000	$10,000	$10,000
10/31/2024	$10,000	$9,838	$9,815
11/30/2024	$11,094	$10,917	$10,391
12/31/2024	$10,153	$10,015	$10,143
1/31/2025	$10,419	$10,278	$10,426
2/28/2025	$9,940	$9,728	$10,289
3/31/2025	$9,270	$9,066	$9,710
4/30/2025	$8,997	$8,856	$9,644
5/31/2025	$9,452	$9,329	$10,251
6/30/2025	$9,957	$9,836	$10,772
7/31/2025	$10,116	$10,007	$11,014
8/31/2025	$10,891	$10,722	$11,237
9/30/2025	$11,218	$11,056	$11,647
10/31/2025	$11,380	$11,256	$11,920
11/30/2025	$11,505	$11,364	$11,949
12/31/2025	$11,445	$11,298	$11,957

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class P	12.72%	12.22%
Russell 2000® Index (Benchmark)	12.81%	11.02%
S&P 500® Index (Regulatory)	17.88%	16.50%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$200,962,976
  # of Portfolio Holdings428
  Total Advisory Fees Paid$495,002
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	3.9%
Derivatives	(2.1%)
Others (each less than 3.0%)	0.3%
Mortgage-Backed Securities	3.0%
U.S. Treasury Obligations	10.3%
Short-Term Investments	17.9%
Asset-Backed Securities	18.9%
Corporate Bonds & Notes	47.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.84%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s exclusion of real estate investment trusts, which underperformed during the reporting period, contributed to relative performance.

+ Sector weights in the strategy are a byproduct of the Fund's emphasis on companies with higher book-to-market and profitability characteristics. The Fund’s resulting overweight (relative to its benchmark index, the Russell 2000 Value Index) to the materials sector, which sharply outperformed during the reporting period, aided results.

Top detractors from performance:

- The primary driver of underperformance was the Fund’s overweight to companies with higher profitability and underweight to companies with lower profits. Companies with the lowest profitability outperformed other small capitalization issuers during the reporting period.

- An underweight in the outperforming health care sector and overweight in the underperforming energy sector, both resulting from the strategy’s emphasis on small capitalization issuers with higher book-to-market and profitability characteristics, detracted from relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Value (Class I)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,375	$9,328	$9,504
2/29/2016	$9,559	$9,392	$9,491
3/31/2016	$10,422	$10,170	$10,135
4/30/2016	$10,488	$10,386	$10,174
5/31/2016	$10,606	$10,576	$10,357
6/30/2016	$10,447	$10,608	$10,384
7/31/2016	$11,069	$11,181	$10,766
8/31/2016	$11,354	$11,458	$10,782
9/30/2016	$11,420	$11,549	$10,784
10/31/2016	$11,121	$11,169	$10,587
11/30/2016	$12,636	$12,652	$10,979
12/31/2016	$12,960	$13,174	$11,196
1/31/2017	$12,969	$13,080	$11,408
2/28/2017	$13,036	$13,269	$11,861
3/31/2017	$12,925	$13,157	$11,875
4/30/2017	$12,934	$13,209	$11,997
5/31/2017	$12,655	$12,797	$12,166
6/30/2017	$12,916	$13,245	$12,242
7/31/2017	$13,080	$13,329	$12,494
8/31/2017	$12,519	$13,001	$12,532
9/30/2017	$13,558	$13,922	$12,790
10/31/2017	$13,739	$13,940	$13,089
11/30/2017	$14,091	$14,344	$13,490
12/31/2017	$14,081	$14,207	$13,640
1/31/2018	$14,290	$14,382	$14,421
2/28/2018	$13,553	$13,663	$13,890
3/31/2018	$13,747	$13,832	$13,537
4/30/2018	$14,050	$14,071	$13,589
5/31/2018	$14,564	$14,890	$13,916
6/30/2018	$14,581	$14,980	$14,002
7/31/2018	$14,772	$15,245	$14,523
8/31/2018	$15,046	$15,608	$14,996
9/30/2018	$14,748	$15,221	$15,081
10/31/2018	$13,255	$13,858	$14,050
11/30/2018	$13,446	$14,081	$14,337
12/31/2018	$11,787	$12,379	$13,042
1/31/2019	$13,189	$13,733	$14,087
2/28/2019	$13,618	$14,267	$14,540
3/31/2019	$13,165	$13,856	$14,822
4/30/2019	$13,684	$14,380	$15,422
5/31/2019	$12,528	$13,205	$14,442
6/30/2019	$13,529	$14,046	$15,460
7/31/2019	$13,732	$14,069	$15,682
8/31/2019	$12,811	$13,284	$15,434
9/30/2019	$13,407	$13,966	$15,723
10/31/2019	$13,556	$14,304	$16,063
11/30/2019	$14,061	$14,639	$16,646
12/31/2019	$14,449	$15,151	$17,149
1/31/2020	$13,665	$14,334	$17,142
2/29/2020	$12,187	$12,941	$15,731
3/31/2020	$8,976	$9,748	$13,788
4/30/2020	$10,288	$10,951	$15,555
5/31/2020	$10,645	$11,265	$16,296
6/30/2020	$10,889	$11,591	$16,620
7/31/2020	$11,187	$11,830	$17,558
8/31/2020	$11,570	$12,468	$18,820
9/30/2020	$11,043	$11,887	$18,105
10/31/2020	$11,608	$12,313	$17,623
11/30/2020	$13,705	$14,690	$19,552
12/31/2020	$14,946	$15,853	$20,304
1/31/2021	$15,397	$16,688	$20,099
2/28/2021	$17,593	$18,255	$20,653
3/31/2021	$18,767	$19,209	$21,558
4/30/2021	$19,438	$19,598	$22,708
5/31/2021	$20,110	$20,208	$22,867
6/30/2021	$19,359	$20,085	$23,401
7/31/2021	$18,859	$19,366	$23,956
8/31/2021	$19,398	$19,885	$24,685
9/30/2021	$19,247	$19,486	$23,537
10/31/2021	$19,959	$20,229	$25,186
11/30/2021	$19,229	$19,538	$25,011
12/31/2021	$20,268	$20,335	$26,132
1/31/2022	$19,324	$19,150	$24,780
2/28/2022	$19,468	$19,467	$24,038
3/31/2022	$19,146	$19,847	$24,931
4/30/2022	$17,622	$18,307	$22,757
5/31/2022	$18,052	$18,658	$22,798
6/30/2022	$16,180	$16,815	$20,916
7/31/2022	$17,813	$18,443	$22,845
8/31/2022	$17,015	$17,860	$21,913
9/30/2022	$15,332	$16,040	$19,895
10/31/2022	$17,376	$18,059	$21,506
11/30/2022	$17,945	$18,611	$22,708
12/31/2022	$16,861	$17,390	$21,399
1/31/2023	$18,444	$19,050	$22,744
2/28/2023	$18,163	$18,610	$22,189
3/31/2023	$16,766	$17,276	$23,004
4/30/2023	$16,149	$16,845	$23,363
5/31/2023	$15,505	$16,514	$23,464
6/30/2023	$16,825	$17,825	$25,015
7/31/2023	$17,791	$19,171	$25,818
8/31/2023	$17,043	$18,248	$25,407
9/30/2023	$16,090	$17,298	$24,196
10/31/2023	$15,085	$16,266	$23,687
11/30/2023	$16,244	$17,730	$25,850
12/31/2023	$18,130	$19,937	$27,025
1/31/2024	$17,340	$19,031	$27,479
2/29/2024	$17,895	$19,654	$28,946
3/31/2024	$18,820	$20,515	$29,878
4/30/2024	$17,470	$19,208	$28,657
5/31/2024	$18,330	$20,107	$30,078
6/30/2024	$17,768	$19,768	$31,157
7/31/2024	$19,686	$22,177	$31,537
8/31/2024	$18,968	$21,761	$32,302
9/30/2024	$19,063	$21,774	$32,992
10/31/2024	$18,805	$21,434	$32,692
11/30/2024	$20,935	$23,501	$34,611
12/31/2024	$19,251	$21,543	$33,786
1/31/2025	$19,661	$21,985	$34,727
2/28/2025	$18,613	$21,144	$34,274
3/31/2025	$17,456	$19,875	$32,343
4/30/2025	$16,562	$19,077	$32,124
5/31/2025	$17,662	$19,878	$34,146
6/30/2025	$18,302	$20,862	$35,882
7/31/2025	$18,465	$21,230	$36,687
8/31/2025	$19,913	$23,028	$37,431
9/30/2025	$19,812	$23,491	$38,797
10/31/2025	$19,347	$23,550	$39,706
11/30/2025	$20,096	$24,212	$39,803
12/31/2025	$20,349	$24,256	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	5.70%	6.37%	7.36%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$282,732,505
  # of Portfolio Holdings489
  Total Advisory Fees Paid$1,999,389
  Portfolio Turnover Rate48%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
29.2%
Consumer, Cyclical
21.6%
Industrial
15.4%
Energy
14.3%
Consumer, Non-Cyclical
8.6%
Basic Materials
4.5%
Communications
4.4%
Others (each less than 3.0%)
3.6%
Other Assets & Liabilities, Net
(1.6%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(1.6%)
Others (each less than 3.0%)	3.6%
Communications	4.4%
Basic Materials	4.5%
Consumer, Non-Cyclical	8.6%
Energy	14.3%
Industrial	15.4%
Consumer, Cyclical	21.6%
Financial	29.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.64%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Fund’s exclusion of real estate investment trusts, which underperformed during the reporting period, contributed to relative performance.

+ Sector weights in the strategy are a byproduct of the Fund's emphasis on companies with higher book-to-market and profitability characteristics. The Fund’s resulting overweight (relative to its benchmark index, the Russell 2000 Value Index) to the materials sector, which sharply outperformed during the reporting period, aided results.

Top detractors from performance:

- The primary driver of underperformance was the Fund’s overweight to companies with higher profitability and underweight to companies with lower profits. Companies with the lowest profitability outperformed other small capitalization issuers during the reporting period.

- An underweight in the outperforming health care sector and overweight in the underperforming energy sector, both resulting from the strategy’s emphasis on small capitalization issuers with higher book-to-market and profitability characteristics, detracted from relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Small-Cap Value (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,376	$9,328	$9,504
2/29/2016	$9,562	$9,392	$9,491
3/31/2016	$10,427	$10,170	$10,135
4/30/2016	$10,495	$10,386	$10,174
5/31/2016	$10,615	$10,576	$10,357
6/30/2016	$10,457	$10,608	$10,384
7/31/2016	$11,082	$11,181	$10,766
8/31/2016	$11,369	$11,458	$10,782
9/30/2016	$11,437	$11,549	$10,784
10/31/2016	$11,139	$11,169	$10,587
11/30/2016	$12,659	$12,652	$10,979
12/31/2016	$12,985	$13,174	$11,196
1/31/2017	$12,997	$13,080	$11,408
2/28/2017	$13,066	$13,269	$11,861
3/31/2017	$12,957	$13,157	$11,875
4/30/2017	$12,969	$13,209	$11,997
5/31/2017	$12,691	$12,797	$12,166
6/30/2017	$12,954	$13,245	$12,242
7/31/2017	$13,121	$13,329	$12,494
8/31/2017	$12,560	$13,001	$12,532
9/30/2017	$13,605	$13,922	$12,790
10/31/2017	$13,789	$13,940	$13,089
11/30/2017	$14,144	$14,344	$13,490
12/31/2017	$14,137	$14,207	$13,640
1/31/2018	$14,350	$14,382	$14,421
2/28/2018	$13,611	$13,663	$13,890
3/31/2018	$13,809	$13,832	$13,537
4/30/2018	$14,115	$14,071	$13,589
5/31/2018	$14,634	$14,890	$13,916
6/30/2018	$14,653	$14,980	$14,002
7/31/2018	$14,847	$15,245	$14,523
8/31/2018	$15,126	$15,608	$14,996
9/30/2018	$14,828	$15,221	$15,081
10/31/2018	$13,330	$13,858	$14,050
11/30/2018	$13,524	$14,081	$14,337
12/31/2018	$11,858	$12,379	$13,042
1/31/2019	$13,270	$13,733	$14,087
2/28/2019	$13,704	$14,267	$14,540
3/31/2019	$13,250	$13,856	$14,822
4/30/2019	$13,775	$14,380	$15,422
5/31/2019	$12,613	$13,205	$14,442
6/30/2019	$13,624	$14,046	$15,460
7/31/2019	$13,830	$14,069	$15,682
8/31/2019	$12,905	$13,284	$15,434
9/30/2019	$13,507	$13,966	$15,723
10/31/2019	$13,659	$14,304	$16,063
11/30/2019	$14,171	$14,639	$16,646
12/31/2019	$14,565	$15,151	$17,149
1/31/2020	$13,777	$14,334	$17,142
2/29/2020	$12,289	$12,941	$15,731
3/31/2020	$9,053	$9,748	$13,788
4/30/2020	$10,377	$10,951	$15,555
5/31/2020	$10,739	$11,265	$16,296
6/30/2020	$10,987	$11,591	$16,620
7/31/2020	$11,289	$11,830	$17,558
8/31/2020	$11,677	$12,468	$18,820
9/30/2020	$11,148	$11,887	$18,105
10/31/2020	$11,721	$12,313	$17,623
11/30/2020	$13,840	$14,690	$19,552
12/31/2020	$15,095	$15,853	$20,304
1/31/2021	$15,553	$16,688	$20,099
2/28/2021	$17,775	$18,255	$20,653
3/31/2021	$18,964	$19,209	$21,558
4/30/2021	$19,645	$19,598	$22,708
5/31/2021	$20,328	$20,208	$22,867
6/30/2021	$19,572	$20,085	$23,401
7/31/2021	$19,070	$19,366	$23,956
8/31/2021	$19,618	$19,885	$24,685
9/30/2021	$19,468	$19,486	$23,537
10/31/2021	$20,192	$20,229	$25,186
11/30/2021	$19,457	$19,538	$25,011
12/31/2021	$20,511	$20,335	$26,132
1/31/2022	$19,560	$19,150	$24,780
2/28/2022	$19,709	$19,467	$24,038
3/31/2022	$19,385	$19,847	$24,931
4/30/2022	$17,845	$18,307	$22,757
5/31/2022	$18,284	$18,658	$22,798
6/30/2022	$16,391	$16,815	$20,916
7/31/2022	$18,048	$18,443	$22,845
8/31/2022	$17,243	$17,860	$21,913
9/30/2022	$15,540	$16,040	$19,895
10/31/2022	$17,614	$18,059	$21,506
11/30/2022	$18,194	$18,611	$22,708
12/31/2022	$17,098	$17,390	$21,399
1/31/2023	$18,706	$19,050	$22,744
2/28/2023	$18,424	$18,610	$22,189
3/31/2023	$17,010	$17,276	$23,004
4/30/2023	$16,386	$16,845	$23,363
5/31/2023	$15,736	$16,514	$23,464
6/30/2023	$17,078	$17,825	$25,015
7/31/2023	$18,062	$19,171	$25,818
8/31/2023	$17,306	$18,248	$25,407
9/30/2023	$16,341	$17,298	$24,196
10/31/2023	$15,322	$16,266	$23,687
11/30/2023	$16,503	$17,730	$25,850
12/31/2023	$18,422	$19,937	$27,025
1/31/2024	$17,622	$19,031	$27,479
2/29/2024	$18,189	$19,654	$28,946
3/31/2024	$19,132	$20,515	$29,878
4/30/2024	$17,762	$19,208	$28,657
5/31/2024	$18,640	$20,107	$30,078
6/30/2024	$18,072	$19,768	$31,157
7/31/2024	$20,026	$22,177	$31,537
8/31/2024	$19,299	$21,761	$32,302
9/30/2024	$19,398	$21,774	$32,992
10/31/2024	$19,139	$21,434	$32,692
11/30/2024	$21,310	$23,501	$34,611
12/31/2024	$19,600	$21,543	$33,786
1/31/2025	$20,021	$21,985	$34,727
2/28/2025	$18,956	$21,144	$34,274
3/31/2025	$17,781	$19,875	$32,343
4/30/2025	$16,873	$19,077	$32,124
5/31/2025	$17,997	$19,878	$34,146
6/30/2025	$18,652	$20,862	$35,882
7/31/2025	$18,821	$21,230	$36,687
8/31/2025	$20,301	$23,028	$37,431
9/30/2025	$20,201	$23,491	$38,797
10/31/2025	$19,730	$23,550	$39,706
11/30/2025	$20,497	$24,212	$39,803
12/31/2025	$20,759	$24,256	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	5.91%	6.58%	7.58%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$282,732,505
  # of Portfolio Holdings489
  Total Advisory Fees Paid$1,999,389
  Portfolio Turnover Rate48%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.6%)
Others (each less than 3.0%)	3.6%
Communications	4.4%
Basic Materials	4.5%
Consumer, Non-Cyclical	8.6%
Energy	14.3%
Industrial	15.4%
Consumer, Cyclical	21.6%
Financial	29.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.87%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Performance for U.S. large capitalization value stocks, as represented by its benchmark index the Russell 1000 Value Index, was generally positive gains during the reporting period.

+ In aggregate, security selection was the largest driver of relative outperformance. Holdings in the financials, utilities, consumer discretionary and consumer staples sectors contributed most to performance.

+ The Fund benefited from relative underweight positioning in the real estate and information technology sectors.

Top detractors from performance:

- Sector allocation decisions had a negative impact on relative performance. Underweight positioning in the communication services sector and overweight positioning in the consumer staples sector were most impactful.

- Security selection in the communication services and information technology sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value (Class I)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,237	$9,483	$9,504
2/29/2016	$9,133	$9,481	$9,491
3/31/2016	$9,801	$10,164	$10,135
4/30/2016	$10,121	$10,377	$10,174
5/31/2016	$10,140	$10,539	$10,357
6/30/2016	$9,983	$10,630	$10,384
7/31/2016	$10,388	$10,938	$10,766
8/31/2016	$10,659	$11,023	$10,782
9/30/2016	$10,667	$11,000	$10,784
10/31/2016	$10,576	$10,829	$10,587
11/30/2016	$11,535	$11,448	$10,979
12/31/2016	$11,750	$11,734	$11,196
1/31/2017	$11,822	$11,818	$11,408
2/28/2017	$12,158	$12,242	$11,861
3/31/2017	$11,976	$12,118	$11,875
4/30/2017	$11,974	$12,095	$11,997
5/31/2017	$11,877	$12,083	$12,166
6/30/2017	$12,143	$12,281	$12,242
7/31/2017	$12,366	$12,444	$12,494
8/31/2017	$12,242	$12,299	$12,532
9/30/2017	$12,874	$12,663	$12,790
10/31/2017	$13,128	$12,755	$13,089
11/30/2017	$13,519	$13,146	$13,490
12/31/2017	$13,837	$13,337	$13,640
1/31/2018	$14,520	$13,853	$14,421
2/28/2018	$13,784	$13,192	$13,890
3/31/2018	$13,482	$12,960	$13,537
4/30/2018	$13,777	$13,002	$13,589
5/31/2018	$13,873	$13,080	$13,916
6/30/2018	$13,818	$13,112	$14,002
7/31/2018	$14,392	$13,631	$14,523
8/31/2018	$14,498	$13,832	$14,996
9/30/2018	$14,497	$13,860	$15,081
10/31/2018	$13,375	$13,142	$14,050
11/30/2018	$13,566	$13,534	$14,337
12/31/2018	$12,125	$12,235	$13,042
1/31/2019	$13,218	$13,187	$14,087
2/28/2019	$13,553	$13,608	$14,540
3/31/2019	$13,524	$13,695	$14,822
4/30/2019	$14,193	$14,181	$15,422
5/31/2019	$13,018	$13,269	$14,442
6/30/2019	$13,898	$14,221	$15,460
7/31/2019	$14,079	$14,339	$15,682
8/31/2019	$13,321	$13,918	$15,434
9/30/2019	$13,857	$14,414	$15,723
10/31/2019	$14,043	$14,616	$16,063
11/30/2019	$14,556	$15,068	$16,646
12/31/2019	$15,122	$15,482	$17,149
1/31/2020	$14,391	$15,149	$17,142
2/29/2020	$12,933	$13,682	$15,731
3/31/2020	$10,291	$11,344	$13,788
4/30/2020	$11,557	$12,619	$15,555
5/31/2020	$11,905	$13,051	$16,296
6/30/2020	$12,046	$12,965	$16,620
7/31/2020	$12,339	$13,477	$17,558
8/31/2020	$12,839	$14,035	$18,820
9/30/2020	$12,288	$13,690	$18,105
10/31/2020	$12,172	$13,510	$17,623
11/30/2020	$13,662	$15,327	$19,552
12/31/2020	$14,073	$15,915	$20,304
1/31/2021	$13,883	$15,769	$20,099
2/28/2021	$14,374	$16,722	$20,653
3/31/2021	$15,369	$17,706	$21,558
4/30/2021	$15,864	$18,414	$22,708
5/31/2021	$16,235	$18,844	$22,867
6/30/2021	$16,004	$18,628	$23,401
7/31/2021	$16,295	$18,777	$23,956
8/31/2021	$16,528	$19,150	$24,685
9/30/2021	$16,090	$18,483	$23,537
10/31/2021	$16,702	$19,422	$25,186
11/30/2021	$16,012	$18,737	$25,011
12/31/2021	$17,119	$19,919	$26,132
1/31/2022	$17,141	$19,455	$24,780
2/28/2022	$17,032	$19,229	$24,038
3/31/2022	$17,490	$19,772	$24,931
4/30/2022	$16,698	$18,657	$22,757
5/31/2022	$17,109	$19,020	$22,798
6/30/2022	$15,849	$17,358	$20,916
7/31/2022	$16,509	$18,509	$22,845
8/31/2022	$15,991	$17,957	$21,913
9/30/2022	$14,841	$16,383	$19,895
10/31/2022	$16,431	$18,063	$21,506
11/30/2022	$17,389	$19,191	$22,708
12/31/2022	$17,028	$18,418	$21,399
1/31/2023	$17,506	$19,372	$22,744
2/28/2023	$16,998	$18,689	$22,189
3/31/2023	$16,737	$18,603	$23,004
4/30/2023	$17,137	$18,883	$23,363
5/31/2023	$16,222	$18,155	$23,464
6/30/2023	$17,163	$19,361	$25,015
7/31/2023	$17,477	$20,042	$25,818
8/31/2023	$16,953	$19,501	$25,407
9/30/2023	$16,325	$18,748	$24,196
10/31/2023	$15,966	$18,087	$23,687
11/30/2023	$16,959	$19,451	$25,850
12/31/2023	$17,670	$20,529	$27,025
1/31/2024	$17,837	$20,550	$27,479
2/29/2024	$18,124	$21,308	$28,946
3/31/2024	$18,910	$22,373	$29,878
4/30/2024	$18,231	$21,418	$28,657
5/31/2024	$18,587	$22,097	$30,078
6/30/2024	$18,201	$21,889	$31,157
7/31/2024	$19,253	$23,008	$31,537
8/31/2024	$19,898	$23,625	$32,302
9/30/2024	$19,994	$23,953	$32,992
10/31/2024	$19,786	$23,689	$32,692
11/30/2024	$20,828	$25,202	$34,611
12/31/2024	$19,462	$23,478	$33,786
1/31/2025	$20,333	$24,565	$34,727
2/28/2025	$20,485	$24,665	$34,274
3/31/2025	$19,931	$23,980	$32,343
4/30/2025	$19,357	$23,249	$32,124
5/31/2025	$20,127	$24,065	$34,146
6/30/2025	$20,861	$24,888	$35,882
7/31/2025	$21,076	$25,031	$36,687
8/31/2025	$21,747	$25,829	$37,431
9/30/2025	$22,106	$26,215	$38,797
10/31/2025	$22,336	$26,330	$39,706
11/30/2025	$23,039	$27,030	$39,803
12/31/2025	$23,429	$27,213	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	20.39%	10.73%	8.89%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,640,730,103
  # of Portfolio Holdings84
  Total Advisory Fees Paid$7,517,958
  Portfolio Turnover Rate32%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
23.3%
Consumer, Non-Cyclical
21.6%
Industrial
11.3%
Communications
11.2%
Consumer, Cyclical
11.0%
Technology
7.0%
Energy
5.5%
Utilities
4.0%
Basic Materials
3.2%
Others (each less than 3.0%)
0.5%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
1.4%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.5%
Basic Materials	3.2%
Utilities	4.0%
Energy	5.5%
Technology	7.0%
Consumer, Cyclical	11.0%
Communications	11.2%
Industrial	11.3%
Consumer, Non-Cyclical	21.6%
Financial	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.67%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Performance for U.S. large capitalization value stocks, as represented by its benchmark index the Russell 1000 Value Index, was generally positive gains during the reporting period.

+ In aggregate, security selection was the largest driver of relative outperformance. Holdings in the financials, utilities, consumer discretionary and consumer staples sectors contributed most to performance.

+ The Fund benefited from relative underweight positioning in the real estate and information technology sectors.

Top detractors from performance:

- Sector allocation decisions had a negative impact on relative performance. Underweight positioning in the communication services sector and overweight positioning in the consumer staples sector were most impactful.

- Security selection in the communication services and information technology sectors detracted.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,239	$9,483	$9,504
2/29/2016	$9,136	$9,481	$9,491
3/31/2016	$9,806	$10,164	$10,135
4/30/2016	$10,128	$10,377	$10,174
5/31/2016	$10,148	$10,539	$10,357
6/30/2016	$9,993	$10,630	$10,384
7/31/2016	$10,400	$10,938	$10,766
8/31/2016	$10,673	$11,023	$10,782
9/30/2016	$10,683	$11,000	$10,784
10/31/2016	$10,594	$10,829	$10,587
11/30/2016	$11,557	$11,448	$10,979
12/31/2016	$11,773	$11,734	$11,196
1/31/2017	$11,847	$11,818	$11,408
2/28/2017	$12,186	$12,242	$11,861
3/31/2017	$12,006	$12,118	$11,875
4/30/2017	$12,006	$12,095	$11,997
5/31/2017	$11,910	$12,083	$12,166
6/30/2017	$12,179	$12,281	$12,242
7/31/2017	$12,405	$12,444	$12,494
8/31/2017	$12,283	$12,299	$12,532
9/30/2017	$12,919	$12,663	$12,790
10/31/2017	$13,176	$12,755	$13,089
11/30/2017	$13,570	$13,146	$13,490
12/31/2017	$13,892	$13,337	$13,640
1/31/2018	$14,581	$13,853	$14,421
2/28/2018	$13,843	$13,192	$13,890
3/31/2018	$13,542	$12,960	$13,537
4/30/2018	$13,842	$13,002	$13,589
5/31/2018	$13,940	$13,080	$13,916
6/30/2018	$13,887	$13,112	$14,002
7/31/2018	$14,466	$13,631	$14,523
8/31/2018	$14,575	$13,832	$14,996
9/30/2018	$14,576	$13,860	$15,081
10/31/2018	$13,450	$13,142	$14,050
11/30/2018	$13,645	$13,534	$14,337
12/31/2018	$12,198	$12,235	$13,042
1/31/2019	$13,300	$13,187	$14,087
2/28/2019	$13,639	$13,608	$14,540
3/31/2019	$13,612	$13,695	$14,822
4/30/2019	$14,287	$14,181	$15,422
5/31/2019	$13,107	$13,269	$14,442
6/30/2019	$13,995	$14,221	$15,460
7/31/2019	$14,180	$14,339	$15,682
8/31/2019	$13,418	$13,918	$15,434
9/30/2019	$13,961	$14,414	$15,723
10/31/2019	$14,151	$14,616	$16,063
11/30/2019	$14,670	$15,068	$16,646
12/31/2019	$15,243	$15,482	$17,149
1/31/2020	$14,509	$15,149	$17,142
2/29/2020	$13,041	$13,682	$15,731
3/31/2020	$10,378	$11,344	$13,788
4/30/2020	$11,657	$12,619	$15,555
5/31/2020	$12,010	$13,051	$16,296
6/30/2020	$12,155	$12,965	$16,620
7/31/2020	$12,452	$13,477	$17,558
8/31/2020	$12,959	$14,035	$18,820
9/30/2020	$12,405	$13,690	$18,105
10/31/2020	$12,290	$13,510	$17,623
11/30/2020	$13,797	$15,327	$19,552
12/31/2020	$14,214	$15,915	$20,304
1/31/2021	$14,024	$15,769	$20,099
2/28/2021	$14,523	$16,722	$20,653
3/31/2021	$15,531	$17,706	$21,558
4/30/2021	$16,033	$18,414	$22,708
5/31/2021	$16,411	$18,844	$22,867
6/30/2021	$16,180	$18,628	$23,401
7/31/2021	$16,478	$18,777	$23,956
8/31/2021	$16,716	$19,150	$24,685
9/30/2021	$16,276	$18,483	$23,537
10/31/2021	$16,898	$19,422	$25,186
11/30/2021	$16,202	$18,737	$25,011
12/31/2021	$17,326	$19,919	$26,132
1/31/2022	$17,350	$19,455	$24,780
2/28/2022	$17,243	$19,229	$24,038
3/31/2022	$17,709	$19,772	$24,931
4/30/2022	$16,910	$18,657	$22,757
5/31/2022	$17,330	$19,020	$22,798
6/30/2022	$16,055	$17,358	$20,916
7/31/2022	$16,727	$18,509	$22,845
8/31/2022	$16,205	$17,957	$21,913
9/30/2022	$15,042	$16,383	$19,895
10/31/2022	$16,657	$18,063	$21,506
11/30/2022	$17,630	$19,191	$22,708
12/31/2022	$17,268	$18,418	$21,399
1/31/2023	$17,755	$19,372	$22,744
2/28/2023	$17,242	$18,689	$22,189
3/31/2023	$16,981	$18,603	$23,004
4/30/2023	$17,390	$18,883	$23,363
5/31/2023	$16,464	$18,155	$23,464
6/30/2023	$17,422	$19,361	$25,015
7/31/2023	$17,744	$20,042	$25,818
8/31/2023	$17,215	$19,501	$25,407
9/30/2023	$16,580	$18,748	$24,196
10/31/2023	$16,218	$18,087	$23,687
11/30/2023	$17,230	$19,451	$25,850
12/31/2023	$17,954	$20,529	$27,025
1/31/2024	$18,128	$20,550	$27,479
2/29/2024	$18,422	$21,308	$28,946
3/31/2024	$19,224	$22,373	$29,878
4/30/2024	$18,537	$21,418	$28,657
5/31/2024	$18,902	$22,097	$30,078
6/30/2024	$18,513	$21,889	$31,157
7/31/2024	$19,585	$23,008	$31,537
8/31/2024	$20,246	$23,625	$32,302
9/30/2024	$20,346	$23,953	$32,992
10/31/2024	$20,138	$23,689	$32,692
11/30/2024	$21,202	$25,202	$34,611
12/31/2024	$19,815	$23,478	$33,786
1/31/2025	$20,706	$24,565	$34,727
2/28/2025	$20,863	$24,665	$34,274
3/31/2025	$20,302	$23,980	$32,343
4/30/2025	$19,721	$23,249	$32,124
5/31/2025	$20,509	$24,065	$34,146
6/30/2025	$21,260	$24,888	$35,882
7/31/2025	$21,484	$25,031	$36,687
8/31/2025	$22,171	$25,829	$37,431
9/30/2025	$22,541	$26,215	$38,797
10/31/2025	$22,779	$26,330	$39,706
11/30/2025	$23,499	$27,030	$39,803
12/31/2025	$23,902	$27,213	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	20.63%	10.95%	9.10%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,640,730,103
  # of Portfolio Holdings84
  Total Advisory Fees Paid$7,517,958
  Portfolio Turnover Rate32%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.5%
Basic Materials	3.2%
Utilities	4.0%
Energy	5.5%
Technology	7.0%
Consumer, Cyclical	11.0%
Communications	11.2%
Industrial	11.3%
Consumer, Non-Cyclical	21.6%
Financial	23.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.89%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance.

+ Within the financials sector, an overweight (relative to its benchmark index, the Russell 3000 Value Index) to Wells Fargo benefited as the company was positively influenced by strong financial results and investor optimism around deregulation.

+ Western Digital, a leading data storage company, was a top performer in the Fund for the reporting period as they reported strong results and guidance, driven by surging AI adoption and increased demand for advanced computing infrastructure.

Top detractors from performance:

- Stock Selection in the industrials sector hurt performance.

- Within communication services, an underweight position in Alphabet served as a detractor as the company’s stock price rallied during the reporting period.

- Within the industrial sector, our exposure to WillScot, a leader in mobile storage solutions and modular buildings for businesses, detracted from performance as the stock price suffered when management narrowed guidance and delayed recovery expectations amid ongoing macro weakness and soft small project demand.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value Advantage (Class I)	Russell 3000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,428	$9,471	$9,504
2/29/2016	$9,427	$9,474	$9,491
3/31/2016	$10,036	$10,164	$10,135
4/30/2016	$10,176	$10,378	$10,174
5/31/2016	$10,311	$10,541	$10,357
6/30/2016	$10,289	$10,629	$10,384
7/31/2016	$10,589	$10,956	$10,766
8/31/2016	$10,750	$11,055	$10,782
9/30/2016	$10,691	$11,040	$10,784
10/31/2016	$10,651	$10,855	$10,587
11/30/2016	$11,374	$11,536	$10,979
12/31/2016	$11,649	$11,840	$11,196
1/31/2017	$11,706	$11,911	$11,408
2/28/2017	$12,115	$12,318	$11,861
3/31/2017	$11,989	$12,194	$11,875
4/30/2017	$11,990	$12,177	$11,997
5/31/2017	$11,905	$12,136	$12,166
6/30/2017	$12,148	$12,351	$12,242
7/31/2017	$12,390	$12,509	$12,494
8/31/2017	$12,108	$12,351	$12,532
9/30/2017	$12,530	$12,754	$12,790
10/31/2017	$12,661	$12,841	$13,089
11/30/2017	$13,095	$13,233	$13,490
12/31/2017	$13,317	$13,402	$13,640
1/31/2018	$13,874	$13,894	$14,421
2/28/2018	$13,184	$13,228	$13,890
3/31/2018	$12,949	$13,024	$13,537
4/30/2018	$12,998	$13,081	$13,589
5/31/2018	$13,028	$13,210	$13,916
6/30/2018	$13,175	$13,247	$14,002
7/31/2018	$13,701	$13,749	$14,523
8/31/2018	$13,977	$13,961	$14,996
9/30/2018	$13,827	$13,961	$15,081
10/31/2018	$13,057	$13,199	$14,050
11/30/2018	$13,461	$13,580	$14,337
12/31/2018	$12,110	$12,253	$13,042
1/31/2019	$13,084	$13,233	$14,087
2/28/2019	$13,539	$13,662	$14,540
3/31/2019	$13,613	$13,715	$14,822
4/30/2019	$14,169	$14,204	$15,422
5/31/2019	$13,279	$13,273	$14,442
6/30/2019	$14,132	$14,219	$15,460
7/31/2019	$14,288	$14,330	$15,682
8/31/2019	$13,746	$13,884	$15,434
9/30/2019	$14,292	$14,393	$15,723
10/31/2019	$14,514	$14,604	$16,063
11/30/2019	$14,910	$15,048	$16,646
12/31/2019	$15,374	$15,470	$17,149
1/31/2020	$14,816	$15,104	$17,142
2/29/2020	$13,368	$13,641	$15,731
3/31/2020	$10,589	$11,243	$13,788
4/30/2020	$11,789	$12,514	$15,555
5/31/2020	$12,134	$12,939	$16,296
6/30/2020	$12,123	$12,879	$16,620
7/31/2020	$12,472	$13,375	$17,558
8/31/2020	$12,930	$13,937	$18,820
9/30/2020	$12,497	$13,577	$18,105
10/31/2020	$12,482	$13,436	$17,623
11/30/2020	$14,346	$15,290	$19,552
12/31/2020	$14,948	$15,914	$20,304
1/31/2021	$14,831	$15,832	$20,099
2/28/2021	$15,948	$16,825	$20,653
3/31/2021	$17,062	$17,807	$21,558
4/30/2021	$17,966	$18,494	$22,708
5/31/2021	$18,436	$18,935	$22,867
6/30/2021	$18,152	$18,726	$23,401
7/31/2021	$18,175	$18,820	$23,956
8/31/2021	$18,627	$19,202	$24,685
9/30/2021	$18,052	$18,552	$23,537
10/31/2021	$18,880	$19,479	$25,186
11/30/2021	$18,038	$18,794	$25,011
12/31/2021	$19,211	$19,952	$26,132
1/31/2022	$19,388	$19,442	$24,780
2/28/2022	$19,412	$19,250	$24,038
3/31/2022	$19,635	$19,783	$24,931
4/30/2022	$18,791	$18,640	$22,757
5/31/2022	$19,159	$19,002	$22,798
6/30/2022	$17,478	$17,329	$20,916
7/31/2022	$18,464	$18,510	$22,845
8/31/2022	$18,033	$17,956	$21,913
9/30/2022	$16,567	$16,366	$19,895
10/31/2022	$18,267	$18,067	$21,506
11/30/2022	$19,334	$19,161	$22,708
12/31/2022	$18,430	$18,360	$21,399
1/31/2023	$19,411	$19,357	$22,744
2/28/2023	$18,746	$18,689	$22,189
3/31/2023	$18,120	$18,527	$23,004
4/30/2023	$18,322	$18,765	$23,363
5/31/2023	$17,554	$18,060	$23,464
6/30/2023	$18,708	$19,273	$25,015
7/31/2023	$19,483	$19,996	$25,818
8/31/2023	$18,849	$19,431	$25,407
9/30/2023	$18,232	$18,665	$24,196
10/31/2023	$17,704	$17,981	$23,687
11/30/2023	$19,019	$19,352	$25,850
12/31/2023	$20,200	$20,499	$27,025
1/31/2024	$20,333	$20,464	$27,479
2/29/2024	$21,033	$21,214	$28,946
3/31/2024	$22,144	$22,267	$29,878
4/30/2024	$21,244	$21,289	$28,657
5/31/2024	$21,745	$21,982	$30,078
6/30/2024	$21,501	$21,766	$31,157
7/31/2024	$22,851	$22,954	$31,537
8/31/2024	$23,552	$23,515	$32,302
9/30/2024	$23,643	$23,826	$32,992
10/31/2024	$23,645	$23,558	$32,692
11/30/2024	$25,332	$25,101	$34,611
12/31/2024	$23,533	$23,365	$33,786
1/31/2025	$24,439	$24,416	$34,727
2/28/2025	$24,556	$24,465	$34,274
3/31/2025	$23,809	$23,749	$32,343
4/30/2025	$22,987	$23,015	$32,124
5/31/2025	$23,547	$23,830	$34,146
6/30/2025	$24,315	$24,661	$35,882
7/31/2025	$24,164	$24,815	$36,687
8/31/2025	$25,248	$25,661	$37,431
9/30/2025	$25,098	$26,050	$38,797
10/31/2025	$24,690	$26,163	$39,706
11/30/2025	$25,410	$26,860	$39,803
12/31/2025	$25,785	$27,036	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.57%	11.52%	9.94%
Russell 3000® Value Index (Benchmark)	15.71%	11.18%	10.46%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$570,127,077
  # of Portfolio Holdings122
  Total Advisory Fees Paid$4,764,287
  Portfolio Turnover Rate57%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
32.0%
Consumer, Non-Cyclical
20.0%
Industrial
14.2%
Communications
10.3%
Consumer, Cyclical
8.3%
Energy
5.3%
Technology
3.8%
Utilities
3.2%
Others (each less than 3.0%)
1.6%
Other Assets & Liabilities, Net
1.3%
0
20
40

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	1.6%
Utilities	3.2%
Technology	3.8%
Energy	5.3%
Consumer, Cyclical	8.3%
Communications	10.3%
Industrial	14.2%
Consumer, Non-Cyclical	20.0%
Financial	32.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$72	0.69%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Stock selection in the financials sector contributed to performance.

+ Within the financials sector, an overweight (relative to its benchmark index, the Russell 3000 Value Index) to Wells Fargo benefited as the company was positively influenced by strong financial results and investor optimism around deregulation.

+ Western Digital, a leading data storage company, was a top performer in the Fund for the reporting period as they reported strong results and guidance, driven by surging AI adoption and increased demand for advanced computing infrastructure.

Top detractors from performance:

- Stock Selection in the industrials sector hurt performance.

- Within communication services, an underweight position in Alphabet served as a detractor as the company’s stock price rallied during the reporting period.

- Within the industrial sector, our exposure to WillScot, a leader in mobile storage solutions and modular buildings for businesses, detracted from performance as the stock price suffered when management narrowed guidance and delayed recovery expectations amid ongoing macro weakness and soft small project demand.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Value Advantage (Class P)	Russell 3000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,430	$9,471	$9,504
2/29/2016	$9,430	$9,474	$9,491
3/31/2016	$10,041	$10,164	$10,135
4/30/2016	$10,183	$10,378	$10,174
5/31/2016	$10,319	$10,541	$10,357
6/30/2016	$10,299	$10,629	$10,384
7/31/2016	$10,601	$10,956	$10,766
8/31/2016	$10,764	$11,055	$10,782
9/30/2016	$10,707	$11,040	$10,784
10/31/2016	$10,669	$10,855	$10,587
11/30/2016	$11,395	$11,536	$10,979
12/31/2016	$11,672	$11,840	$11,196
1/31/2017	$11,731	$11,911	$11,408
2/28/2017	$12,143	$12,318	$11,861
3/31/2017	$12,019	$12,194	$11,875
4/30/2017	$12,022	$12,177	$11,997
5/31/2017	$11,939	$12,136	$12,166
6/30/2017	$12,184	$12,351	$12,242
7/31/2017	$12,430	$12,509	$12,494
8/31/2017	$12,148	$12,351	$12,532
9/30/2017	$12,574	$12,754	$12,790
10/31/2017	$12,707	$12,841	$13,089
11/30/2017	$13,145	$13,233	$13,490
12/31/2017	$13,370	$13,402	$13,640
1/31/2018	$13,932	$13,894	$14,421
2/28/2018	$13,241	$13,228	$13,890
3/31/2018	$13,007	$13,024	$13,537
4/30/2018	$13,059	$13,081	$13,589
5/31/2018	$13,090	$13,210	$13,916
6/30/2018	$13,241	$13,247	$14,002
7/31/2018	$13,771	$13,749	$14,523
8/31/2018	$14,051	$13,961	$14,996
9/30/2018	$13,903	$13,961	$15,081
10/31/2018	$13,131	$13,199	$14,050
11/30/2018	$13,540	$13,580	$14,337
12/31/2018	$12,182	$12,253	$13,042
1/31/2019	$13,165	$13,233	$14,087
2/28/2019	$13,624	$13,662	$14,540
3/31/2019	$13,701	$13,715	$14,822
4/30/2019	$14,264	$14,204	$15,422
5/31/2019	$13,370	$13,273	$14,442
6/30/2019	$14,231	$14,219	$15,460
7/31/2019	$14,390	$14,330	$15,682
8/31/2019	$13,847	$13,884	$15,434
9/30/2019	$14,399	$14,393	$15,723
10/31/2019	$14,625	$14,604	$16,063
11/30/2019	$15,027	$15,048	$16,646
12/31/2019	$15,498	$15,470	$17,149
1/31/2020	$14,938	$15,104	$17,142
2/29/2020	$13,480	$13,641	$15,731
3/31/2020	$10,679	$11,243	$13,788
4/30/2020	$11,892	$12,514	$15,555
5/31/2020	$12,241	$12,939	$16,296
6/30/2020	$12,232	$12,879	$16,620
7/31/2020	$12,586	$13,375	$17,558
8/31/2020	$13,051	$13,937	$18,820
9/30/2020	$12,616	$13,577	$18,105
10/31/2020	$12,603	$13,436	$17,623
11/30/2020	$14,487	$15,290	$19,552
12/31/2020	$15,098	$15,914	$20,304
1/31/2021	$14,982	$15,832	$20,099
2/28/2021	$16,114	$16,825	$20,653
3/31/2021	$17,242	$17,807	$21,558
4/30/2021	$18,158	$18,494	$22,708
5/31/2021	$18,637	$18,935	$22,867
6/30/2021	$18,353	$18,726	$23,401
7/31/2021	$18,379	$18,820	$23,956
8/31/2021	$18,839	$19,202	$24,685
9/30/2021	$18,260	$18,552	$23,537
10/31/2021	$19,102	$19,479	$25,186
11/30/2021	$18,252	$18,794	$25,011
12/31/2021	$19,443	$19,952	$26,132
1/31/2022	$19,625	$19,442	$24,780
2/28/2022	$19,652	$19,250	$24,038
3/31/2022	$19,881	$19,783	$24,931
4/30/2022	$19,030	$18,640	$22,757
5/31/2022	$19,406	$19,002	$22,798
6/30/2022	$17,706	$17,329	$20,916
7/31/2022	$18,708	$18,510	$22,845
8/31/2022	$18,274	$17,956	$21,913
9/30/2022	$16,792	$16,366	$19,895
10/31/2022	$18,518	$18,067	$21,506
11/30/2022	$19,603	$19,161	$22,708
12/31/2022	$18,689	$18,360	$21,399
1/31/2023	$19,687	$19,357	$22,744
2/28/2023	$19,016	$18,689	$22,189
3/31/2023	$18,384	$18,527	$23,004
4/30/2023	$18,592	$18,765	$23,363
5/31/2023	$17,816	$18,060	$23,464
6/30/2023	$18,991	$19,273	$25,015
7/31/2023	$19,780	$19,996	$25,818
8/31/2023	$19,140	$19,431	$25,407
9/30/2023	$18,516	$18,665	$24,196
10/31/2023	$17,983	$17,981	$23,687
11/30/2023	$19,322	$19,352	$25,850
12/31/2023	$20,525	$20,499	$27,025
1/31/2024	$20,664	$20,464	$27,479
2/29/2024	$21,379	$21,214	$28,946
3/31/2024	$22,512	$22,267	$29,878
4/30/2024	$21,601	$21,289	$28,657
5/31/2024	$22,114	$21,982	$30,078
6/30/2024	$21,869	$21,766	$31,157
7/31/2024	$23,246	$22,954	$31,537
8/31/2024	$23,963	$23,515	$32,302
9/30/2024	$24,060	$23,826	$32,992
10/31/2024	$24,066	$23,558	$32,692
11/30/2024	$25,788	$25,101	$34,611
12/31/2024	$23,961	$23,365	$33,786
1/31/2025	$24,887	$24,416	$34,727
2/28/2025	$25,010	$24,465	$34,274
3/31/2025	$24,253	$23,749	$32,343
4/30/2025	$23,419	$23,015	$32,124
5/31/2025	$23,994	$23,830	$34,146
6/30/2025	$24,781	$24,661	$35,882
7/31/2025	$24,631	$24,815	$36,687
8/31/2025	$25,740	$25,661	$37,431
9/30/2025	$25,592	$26,050	$38,797
10/31/2025	$25,180	$26,163	$39,706
11/30/2025	$25,918	$26,860	$39,803
12/31/2025	$26,306	$27,036	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	9.79%	11.75%	10.16%
Russell 3000® Value Index (Benchmark)	15.71%	11.18%	10.46%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$570,127,077
  # of Portfolio Holdings122
  Total Advisory Fees Paid$4,764,287
  Portfolio Turnover Rate57%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.3%
Others (each less than 3.0%)	1.6%
Utilities	3.2%
Technology	3.8%
Energy	5.3%
Consumer, Cyclical	8.3%
Communications	10.3%
Industrial	14.2%
Consumer, Non-Cyclical	20.0%
Financial	32.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.08%

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from Invesco Ltd. ("Invesco") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI Emerging Markets Index) in the Chinese materials sector and the Taiwanese information technology sector contributed to performance.

+ Country positioning in Korea, Taiwan, Mexico benefitted the Fund.

Top detractors from performance:

- Poor stock selection within the Chinese information technology sector detracted from performance.

- An overweight to the Chinese health care sector held back performance.

Invesco

Top contributors to performance:

+ Stock selection in financials (Kotak Mahindra/India), consumer staples (FEMSA/Mexico), and communication services (Tencent/China) sectors supported performance.

Top detractors from performance:

- An underweight to Alibaba (China) in the consumer discretionary sector detracted from performance.

- Weak results from Tata Consultancy Services (India) and losses in holdings in the industrials sector (Contemporary Amperex/China, Voltronic Power/Taiwan) also detracted from relative returns.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets (Class I)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,437	$9,351
2/29/2016	$9,322	$9,336
3/31/2016	$10,285	$10,571
4/30/2016	$10,262	$10,629
5/31/2016	$10,131	$10,232
6/30/2016	$10,320	$10,641
7/31/2016	$10,648	$11,177
8/31/2016	$10,961	$11,455
9/30/2016	$11,260	$11,602
10/31/2016	$11,258	$11,630
11/30/2016	$10,667	$11,094
12/31/2016	$10,646	$11,119
1/31/2017	$11,183	$11,727
2/28/2017	$11,362	$12,086
3/31/2017	$11,813	$12,391
4/30/2017	$12,134	$12,663
5/31/2017	$12,460	$13,037
6/30/2017	$12,607	$13,168
7/31/2017	$13,295	$13,953
8/31/2017	$13,610	$14,264
9/30/2017	$13,660	$14,208
10/31/2017	$13,997	$14,706
11/30/2017	$13,909	$14,735
12/31/2017	$14,321	$15,264
1/31/2018	$15,510	$16,536
2/28/2018	$14,770	$15,774
3/31/2018	$14,766	$15,480
4/30/2018	$14,600	$15,412
5/31/2018	$14,554	$14,866
6/30/2018	$14,166	$14,248
7/31/2018	$14,236	$14,561
8/31/2018	$13,831	$14,167
9/30/2018	$13,673	$14,092
10/31/2018	$12,383	$12,865
11/30/2018	$12,997	$13,395
12/31/2018	$12,603	$13,039
1/31/2019	$13,679	$14,182
2/28/2019	$13,964	$14,214
3/31/2019	$14,173	$14,333
4/30/2019	$14,629	$14,635
5/31/2019	$13,696	$13,573
6/30/2019	$14,588	$14,420
7/31/2019	$14,352	$14,244
8/31/2019	$13,916	$13,549
9/30/2019	$14,067	$13,808
10/31/2019	$14,796	$14,390
11/30/2019	$14,951	$14,370
12/31/2019	$15,830	$15,443
1/31/2020	$15,163	$14,723
2/29/2020	$14,442	$13,946
3/31/2020	$12,098	$11,798
4/30/2020	$13,106	$12,879
5/31/2020	$13,319	$12,978
6/30/2020	$14,360	$13,932
7/31/2020	$15,296	$15,177
8/31/2020	$15,928	$15,512
9/30/2020	$15,575	$15,263
10/31/2020	$15,623	$15,578
11/30/2020	$17,408	$17,018
12/31/2020	$18,573	$18,270
1/31/2021	$18,676	$18,830
2/28/2021	$19,056	$18,974
3/31/2021	$18,801	$18,687
4/30/2021	$18,965	$19,152
5/31/2021	$19,591	$19,597
6/30/2021	$19,523	$19,630
7/31/2021	$17,903	$18,309
8/31/2021	$18,246	$18,788
9/30/2021	$17,732	$18,042
10/31/2021	$17,944	$18,220
11/30/2021	$17,135	$17,477
12/31/2021	$17,035	$17,805
1/31/2022	$16,600	$17,468
2/28/2022	$15,191	$16,946
3/31/2022	$14,347	$16,563
4/30/2022	$13,245	$15,642
5/31/2022	$13,524	$15,711
6/30/2022	$12,735	$14,667
7/31/2022	$12,998	$14,631
8/31/2022	$12,751	$14,692
9/30/2022	$11,454	$12,969
10/31/2022	$11,240	$12,567
11/30/2022	$13,210	$14,431
12/31/2022	$12,730	$14,228
1/31/2023	$13,997	$15,351
2/28/2023	$13,333	$14,356
3/31/2023	$13,900	$14,791
4/30/2023	$14,090	$14,623
5/31/2023	$13,544	$14,377
6/30/2023	$14,002	$14,923
7/31/2023	$14,614	$15,852
8/31/2023	$13,490	$14,876
9/30/2023	$12,992	$14,487
10/31/2023	$12,708	$13,924
11/30/2023	$13,349	$15,038
12/31/2023	$13,869	$15,626
1/31/2024	$13,129	$14,901
2/29/2024	$13,593	$15,609
3/31/2024	$14,131	$15,996
4/30/2024	$13,901	$16,068
5/31/2024	$14,148	$16,159
6/30/2024	$14,208	$16,796
7/31/2024	$14,269	$16,846
8/31/2024	$14,425	$17,118
9/30/2024	$14,928	$18,261
10/31/2024	$14,405	$17,449
11/30/2024	$13,822	$16,822
12/31/2024	$13,658	$16,799
1/31/2025	$13,955	$17,099
2/28/2025	$13,996	$17,182
3/31/2025	$14,094	$17,291
4/30/2025	$13,994	$17,518
5/31/2025	$14,575	$18,265
6/30/2025	$15,626	$19,363
7/31/2025	$15,787	$19,741
8/31/2025	$16,249	$19,994
9/30/2025	$17,521	$21,424
10/31/2025	$18,124	$22,320
11/30/2025	$17,633	$21,786
12/31/2025	$18,215	$22,438

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	33.37%	(0.39%)	6.18%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$837,097,018
  # of Portfolio Holdings262
  Total Advisory Fees Paid$4,682,269
  Portfolio Turnover Rate226%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Energy	4.4%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	6.9%
Basic Materials	8.8%
Industrial	11.3%
Communications	13.6%
Financial	20.5%
Technology	25.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	12.9%
South Africa	3.2%
Saudi Arabia	3.3%
Brazil	4.7%
South Korea	13.6%
India	15.1%
Taiwan	19.6%
China	27.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

  Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.88%

What affected Fund performance during the reporting period?

Goldman Sachs Asset Management, L.P. ("GSAM") assumed management of the Fund from Invesco Ltd. ("Invesco") on May 1, 2025. The following are discussions from each sub-adviser for the period it managed the Fund.

GSAM

Top contributors to performance:

+ An overweight position (relative to its benchmark index, the MSCI Emerging Markets Index) in the Chinese materials sector and the Taiwanese information technology sector contributed to performance.

+ Country positioning in Korea, Taiwan, Mexico benefitted the Fund.

Top detractors from performance:

- Poor stock selection within the Chinese information technology sector detracted from performance.

- An overweight to the Chinese health care sector held back performance.

Invesco

Top contributors to performance:

+ Stock selection in financials (Kotak Mahindra/India), consumer staples (FEMSA/Mexico), and communication services (Tencent/China) sectors supported performance.

Top detractors from performance:

- An underweight to Alibaba (China) in the consumer discretionary sector detracted from performance.

- Weak results from Tata Consultancy Services (India) and losses in holdings in the industrials sector (Contemporary Amperex/China, Voltronic Power/Taiwan) also detracted from relative returns.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Emerging Markets (Class P)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,439	$9,351
2/29/2016	$9,325	$9,336
3/31/2016	$10,290	$10,571
4/30/2016	$10,269	$10,629
5/31/2016	$10,139	$10,232
6/30/2016	$10,331	$10,641
7/31/2016	$10,660	$11,177
8/31/2016	$10,975	$11,455
9/30/2016	$11,277	$11,602
10/31/2016	$11,276	$11,630
11/30/2016	$10,686	$11,094
12/31/2016	$10,668	$11,119
1/31/2017	$11,207	$11,727
2/28/2017	$11,388	$12,086
3/31/2017	$11,842	$12,391
4/30/2017	$12,167	$12,663
5/31/2017	$12,495	$13,037
6/30/2017	$12,645	$13,168
7/31/2017	$13,337	$13,953
8/31/2017	$13,655	$14,264
9/30/2017	$13,708	$14,208
10/31/2017	$14,048	$14,706
11/30/2017	$13,962	$14,735
12/31/2017	$14,378	$15,264
1/31/2018	$15,575	$16,536
2/28/2018	$14,834	$15,774
3/31/2018	$14,832	$15,480
4/30/2018	$14,668	$15,412
5/31/2018	$14,624	$14,866
6/30/2018	$14,236	$14,248
7/31/2018	$14,310	$14,561
8/31/2018	$13,904	$14,167
9/30/2018	$13,749	$14,092
10/31/2018	$12,453	$12,865
11/30/2018	$13,073	$13,395
12/31/2018	$12,679	$13,039
1/31/2019	$13,764	$14,182
2/28/2019	$14,053	$14,214
3/31/2019	$14,265	$14,333
4/30/2019	$14,727	$14,635
5/31/2019	$13,790	$13,573
6/30/2019	$14,690	$14,420
7/31/2019	$14,455	$14,244
8/31/2019	$14,018	$13,549
9/30/2019	$14,173	$13,808
10/31/2019	$14,910	$14,390
11/30/2019	$15,068	$14,370
12/31/2019	$15,957	$15,443
1/31/2020	$15,287	$14,723
2/29/2020	$14,562	$13,946
3/31/2020	$12,201	$11,798
4/30/2020	$13,220	$12,879
5/31/2020	$13,437	$12,978
6/30/2020	$14,490	$13,932
7/31/2020	$15,437	$15,177
8/31/2020	$16,077	$15,512
9/30/2020	$15,723	$15,263
10/31/2020	$15,775	$15,578
11/30/2020	$17,580	$17,018
12/31/2020	$18,760	$18,270
1/31/2021	$18,866	$18,830
2/28/2021	$19,254	$18,974
3/31/2021	$19,000	$18,687
4/30/2021	$19,168	$19,152
5/31/2021	$19,804	$19,597
6/30/2021	$19,739	$19,630
7/31/2021	$18,104	$18,309
8/31/2021	$18,454	$18,788
9/30/2021	$17,937	$18,042
10/31/2021	$18,154	$18,220
11/30/2021	$17,338	$17,477
12/31/2021	$17,240	$17,805
1/31/2022	$16,803	$17,468
2/28/2022	$15,379	$16,946
3/31/2022	$14,528	$16,563
4/30/2022	$13,414	$15,642
5/31/2022	$13,699	$15,711
6/30/2022	$12,902	$14,667
7/31/2022	$13,170	$14,631
8/31/2022	$12,922	$14,692
9/30/2022	$11,610	$12,969
10/31/2022	$11,395	$12,567
11/30/2022	$13,394	$14,431
12/31/2022	$12,909	$14,228
1/31/2023	$14,196	$15,351
2/28/2023	$13,525	$14,356
3/31/2023	$14,103	$14,791
4/30/2023	$14,298	$14,623
5/31/2023	$13,746	$14,377
6/30/2023	$14,213	$14,923
7/31/2023	$14,837	$15,852
8/31/2023	$13,698	$14,876
9/30/2023	$13,195	$14,487
10/31/2023	$12,909	$13,924
11/30/2023	$13,562	$15,038
12/31/2023	$14,093	$15,626
1/31/2024	$13,343	$14,901
2/29/2024	$13,817	$15,609
3/31/2024	$14,366	$15,996
4/30/2024	$14,135	$16,068
5/31/2024	$14,388	$16,159
6/30/2024	$14,451	$16,796
7/31/2024	$14,516	$16,846
8/31/2024	$14,677	$17,118
9/30/2024	$15,191	$18,261
10/31/2024	$14,662	$17,449
11/30/2024	$14,070	$16,822
12/31/2024	$13,906	$16,799
1/31/2025	$14,211	$17,099
2/28/2025	$14,255	$17,182
3/31/2025	$14,357	$17,291
4/30/2025	$14,257	$17,518
5/31/2025	$14,852	$18,265
6/30/2025	$15,926	$19,363
7/31/2025	$16,093	$19,741
8/31/2025	$16,566	$19,994
9/30/2025	$17,865	$21,424
10/31/2025	$18,484	$22,320
11/30/2025	$17,986	$21,786
12/31/2025	$18,582	$22,438

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	33.63%	(0.19%)	6.39%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$837,097,018
  # of Portfolio Holdings262
  Total Advisory Fees Paid$4,682,269
  Portfolio Turnover Rate226%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	1.7%
Energy	4.4%
Consumer, Non-Cyclical	6.7%
Consumer, Cyclical	6.9%
Basic Materials	8.8%
Industrial	11.3%
Communications	13.6%
Financial	20.5%
Technology	25.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	12.9%
South Africa	3.2%
Saudi Arabia	3.3%
Brazil	4.7%
South Korea	13.6%
India	15.1%
Taiwan	19.6%
China	27.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective May 1, 2025, the investment adviser initiated a management fee waiver of 0.03% through April 30, 2026.

  Disclosures regarding the addition of a securities lending program, that the Fund may principally invest in both growth and value securities, and that the Fund may invest a high percentage of its assets in China were added during the reporting period.

  Securities Lending Risk, Value Companies Risk, Technology Sector Risk, Quantitative Modeling Risk and China Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

  Effective May 1, 2025, Goldman Sachs Asset Management, L.P. began managing the Fund.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.67%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Equity Plus Bond Alpha (Class I)	MSCI EAFE Index Net
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,912
11/30/2024	$9,949	$9,856
12/31/2024	$9,701	$9,632
1/31/2025	$10,211	$10,138
2/28/2025	$10,418	$10,334
3/31/2025	$10,429	$10,293
4/30/2025	$10,883	$10,764
5/31/2025	$11,363	$11,257
6/30/2025	$11,613	$11,505
7/31/2025	$11,499	$11,343
8/31/2025	$12,053	$11,827
9/30/2025	$12,267	$12,053
10/31/2025	$12,385	$12,195
11/30/2025	$12,482	$12,271
12/31/2025	$12,856	$12,639

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class I	32.53%	23.95%
MSCI EAFE Index Net	31.22%	22.16%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$525,399,661
  # of Portfolio Holdings448
  Total Advisory Fees Paid$1,208,680
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
47.4%
Asset-Backed Securities
19.1%
Short-Term Investments
18.9%
U.S. Treasury Obligations
9.7%
Others (each less than 3.0%)
2.6%
Derivatives
0.5%
Other Assets and Liabilities, Net
1.8%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.5%
Others (each less than 3.0%)	2.6%
U.S. Treasury Obligations	9.7%
Short-Term Investments	18.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	47.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	0.47%

What affected Fund performance during the reporting period?

The Fund is co-managed by Pacific Life Fund Advisors LLC (“PLFA”) and Fidelity Diversifying Solutions LLC (“FDS”). The following are separate discussions from each co-manager.

PLFA managed portion

Top contributors to performance:

+ An overweight to the value stocks relative to the benchmark index contributed to performance.

+ An underweight to the growth stocks relative to the benchmark index contributed to performance.

Top detractors from performance:

- The cost of swaps financing was the largest detractor from performance.

FDS managed portion

Top contributors to performance:

+ For the bond portion of the Fund, an allocation to financials contributed to performance, including debt holdings of JP Morgan, Bank of America and Morgan Stanley.

+ Elsewhere within the corporate bond allocation, exposure to consumer-related sectors was beneficial.

Top detractors from performance:

- Holdings of U.S. Treasuries detracted from performance, as these securities underperformed during the reporting period.

- An allocation to the communications sector held back performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Equity Plus Bond Alpha (Class P)	MSCI EAFE Index Net
10/31/2024	$10,000	$10,000
10/31/2024	$10,000	$9,912
11/30/2024	$9,950	$9,856
12/31/2024	$9,704	$9,632
1/31/2025	$10,216	$10,138
2/28/2025	$10,425	$10,334
3/31/2025	$10,438	$10,293
4/30/2025	$10,893	$10,764
5/31/2025	$11,376	$11,257
6/30/2025	$11,628	$11,505
7/31/2025	$11,516	$11,343
8/31/2025	$12,074	$11,827
9/30/2025	$12,290	$12,053
10/31/2025	$12,410	$12,195
11/30/2025	$12,509	$12,271
12/31/2025	$12,886	$12,639

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 31, 2024
Class P	32.79%	24.20%
MSCI EAFE Index Net	31.22%	22.16%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$525,399,661
  # of Portfolio Holdings448
  Total Advisory Fees Paid$1,208,680
  Portfolio Turnover Rate18%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.8%
Derivatives	0.5%
Others (each less than 3.0%)	2.6%
U.S. Treasury Obligations	9.7%
Short-Term Investments	18.9%
Asset-Backed Securities	19.1%
Corporate Bonds & Notes	47.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk, Industry Concentration Risk, Non-Diversification Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.99%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Fund holding Siemens Energy, a German supplier of electrical equipment to power data centers, benefited from accelerating demand to support the buildout of artificial intelligence (“AI”) infrastructure.

+ Fujikura, a Japanese industrial firm that is a market leader for optical cables critical to high-speed networking in data centers, was a recipient of increased AI spending.

+ Intesa Sanpaolo, an Italian bank, saw a step change in earnings as it put its excess capital to work with share buybacks and dividend increases.

Top detractors from performance:

- Pharmacutical company Novo Nordisk (Denmark) negatively impacted performance due to the rise of rival obesity medications, causing steep price decreases for treatment.

- London Stock Exchange Group, the capital markets exchange operator and financial information provider based in the United Kingdom, fell due to concerns of AI threatening its desktop and data business.

- RELX, the United Kingdom information and analytics company, was negatively impacted by fears of AI disintermediating its business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Growth (Class I)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,504	$9,535
12/31/2021	$9,915	$10,023
1/31/2022	$9,067	$9,538
2/28/2022	$8,580	$9,370
3/31/2022	$8,579	$9,430
4/30/2022	$7,946	$8,820
5/31/2022	$7,977	$8,886
6/30/2022	$7,380	$8,062
7/31/2022	$7,996	$8,463
8/31/2022	$7,444	$8,061
9/30/2022	$6,764	$7,307
10/31/2022	$7,233	$7,700
11/30/2022	$8,034	$8,567
12/31/2022	$7,779	$8,574
1/31/2023	$8,417	$9,269
2/28/2023	$8,121	$9,075
3/31/2023	$8,592	$9,300
4/30/2023	$8,763	$9,563
5/31/2023	$8,398	$9,158
6/30/2023	$8,702	$9,575
7/31/2023	$8,830	$9,885
8/31/2023	$8,446	$9,506
9/30/2023	$7,970	$9,181
10/31/2023	$7,762	$8,809
11/30/2023	$8,474	$9,627
12/31/2023	$8,848	$10,138
1/31/2024	$8,937	$10,196
2/29/2024	$9,313	$10,383
3/31/2024	$9,545	$10,725
4/30/2024	$9,043	$10,450
5/31/2024	$9,429	$10,855
6/30/2024	$9,489	$10,679
7/31/2024	$9,661	$10,993
8/31/2024	$10,186	$11,350
9/30/2024	$10,254	$11,455
10/31/2024	$9,712	$10,832
11/30/2024	$9,853	$10,771
12/31/2024	$9,502	$10,526
1/31/2025	$10,052	$11,079
2/28/2025	$10,240	$11,294
3/31/2025	$9,932	$11,248
4/30/2025	$10,368	$11,763
5/31/2025	$10,877	$12,302
6/30/2025	$11,108	$12,573
7/31/2025	$10,776	$12,396
8/31/2025	$11,081	$12,925
9/30/2025	$11,582	$13,172
10/31/2025	$11,780	$13,327
11/30/2025	$11,583	$13,410
12/31/2025	$11,657	$13,812

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class I	22.68%	3.74%
MSCI EAFE Index	31.22%	8.04%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$472,255,228
  # of Portfolio Holdings64
  Total Advisory Fees Paid$4,170,763
  Portfolio Turnover Rate73%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	5.0%
Communications	6.4%
Consumer, Cyclical	13.1%
Technology	13.8%
Industrial	17.0%
Financial	17.7%
Consumer, Non-Cyclical	25.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	13.0%
Belgium	3.0%
Switzerland	4.1%
United States	4.2%
Spain	4.3%
Netherlands	6.6%
Italy	6.7%
Canada	7.8%
Germany	8.4%
Japan	11.1%
France	13.0%
United Kingdom	16.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.79%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Fund holding Siemens Energy, a German supplier of electrical equipment to power data centers, benefited from accelerating demand to support the buildout of artificial intelligence (“AI”) infrastructure.

+ Fujikura, a Japanese industrial firm that is a market leader for optical cables critical to high-speed networking in data centers, was a recipient of increased AI spending.

+ Intesa Sanpaolo, an Italian bank, saw a step change in earnings as it put its excess capital to work with share buybacks and dividend increases.

Top detractors from performance:

- Pharmacutical company Novo Nordisk (Denmark) negatively impacted performance due to the rise of rival obesity medications, causing steep price decreases for treatment.

- London Stock Exchange Group, the capital markets exchange operator and financial information provider based in the United Kingdom, fell due to concerns of AI threatening its desktop and data business.

- RELX, the United Kingdom information and analytics company, was negatively impacted by fears of AI disintermediating its business.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Growth (Class P)	MSCI EAFE Index
10/29/2021	$10,000	$10,000
10/31/2021	$10,000	$10,000
11/30/2021	$9,506	$9,535
12/31/2021	$9,919	$10,023
1/31/2022	$9,072	$9,538
2/28/2022	$8,585	$9,370
3/31/2022	$8,587	$9,430
4/30/2022	$7,954	$8,820
5/31/2022	$7,986	$8,886
6/30/2022	$7,390	$8,062
7/31/2022	$8,008	$8,463
8/31/2022	$7,457	$8,061
9/30/2022	$6,776	$7,307
10/31/2022	$7,247	$7,700
11/30/2022	$8,051	$8,567
12/31/2022	$7,798	$8,574
1/31/2023	$8,438	$9,269
2/28/2023	$8,143	$9,075
3/31/2023	$8,617	$9,300
4/30/2023	$8,805	$9,563
5/31/2023	$8,439	$9,158
6/30/2023	$8,746	$9,575
7/31/2023	$8,877	$9,885
8/31/2023	$8,492	$9,506
9/30/2023	$8,015	$9,181
10/31/2023	$7,807	$8,809
11/30/2023	$8,524	$9,627
12/31/2023	$8,902	$10,138
1/31/2024	$8,993	$10,196
2/29/2024	$9,373	$10,383
3/31/2024	$9,608	$10,725
4/30/2024	$9,104	$10,450
5/31/2024	$9,495	$10,855
6/30/2024	$9,556	$10,679
7/31/2024	$9,732	$10,993
8/31/2024	$10,262	$11,350
9/30/2024	$10,332	$11,455
10/31/2024	$9,788	$10,832
11/30/2024	$9,932	$10,771
12/31/2024	$9,580	$10,526
1/31/2025	$10,136	$11,079
2/28/2025	$10,327	$11,294
3/31/2025	$10,018	$11,248
4/30/2025	$10,460	$11,763
5/31/2025	$10,974	$12,302
6/30/2025	$11,209	$12,573
7/31/2025	$10,877	$12,396
8/31/2025	$11,186	$12,925
9/30/2025	$11,694	$13,172
10/31/2025	$11,896	$13,327
11/30/2025	$11,699	$13,410
12/31/2025	$11,776	$13,812

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class P	22.93%	3.99%
MSCI EAFE Index	31.22%	8.04%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$472,255,228
  # of Portfolio Holdings64
  Total Advisory Fees Paid$4,170,763
  Portfolio Turnover Rate73%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	5.0%
Communications	6.4%
Consumer, Cyclical	13.1%
Technology	13.8%
Industrial	17.0%
Financial	17.7%
Consumer, Non-Cyclical	25.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	13.0%
Belgium	3.0%
Switzerland	4.1%
United States	4.2%
Spain	4.3%
Netherlands	6.6%
Italy	6.7%
Canada	7.8%
Germany	8.4%
Japan	11.1%
France	13.0%
United Kingdom	16.7%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.00%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection and an underweight allocation (relative to its benchmark, the MSCI EAFE Index) in the consumer discretionary sector contributed to relative returns.

+ An overweight position in British multinational aerospace and defense company Rolls Royce helped performance due to the issuer’s strong results from its Civil Aerospace division.

+ An overweight position in AIB Group, an Irish commercial bank, contributed to performance due to the company’s robust net interest income and effective cost controls.

Top detractors from performance:

- A combination of security selection and an overweight allocation to both the consumer staples and technology sectors detracted from relative returns.

- Overweighting Compass Group, a British contract foodservice company, hindered results as the company’s stock price faced pressure from ongoing investment in people and technology despite strong revenue growth.

- An overweight to Beiersdorf, a German personal care products company, detracted from results due to softer organic sales growth in its consumer segment.

- The stock price of French wine and spirits seller Pernod Ricard was hampered over the reporting period by US organic sales declines, retailer destocking and increased promotional spending.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Large-Cap (Class I)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,401	$9,277
2/29/2016	$9,193	$9,107
3/31/2016	$9,749	$9,699
4/30/2016	$9,913	$9,980
5/31/2016	$9,844	$9,890
6/30/2016	$9,615	$9,558
7/31/2016	$9,999	$10,042
8/31/2016	$10,123	$10,049
9/30/2016	$10,210	$10,173
10/31/2016	$9,979	$9,965
11/30/2016	$9,750	$9,766
12/31/2016	$9,992	$10,100
1/31/2017	$10,391	$10,393
2/28/2017	$10,443	$10,542
3/31/2017	$10,799	$10,832
4/30/2017	$11,219	$11,107
5/31/2017	$11,787	$11,515
6/30/2017	$11,808	$11,495
7/31/2017	$12,052	$11,826
8/31/2017	$12,042	$11,822
9/30/2017	$12,298	$12,116
10/31/2017	$12,522	$12,300
11/30/2017	$12,605	$12,429
12/31/2017	$12,741	$12,628
1/31/2018	$13,350	$13,262
2/28/2018	$12,731	$12,663
3/31/2018	$12,522	$12,435
4/30/2018	$12,742	$12,719
5/31/2018	$12,616	$12,433
6/30/2018	$12,470	$12,281
7/31/2018	$12,900	$12,584
8/31/2018	$12,721	$12,341
9/30/2018	$12,697	$12,448
10/31/2018	$11,645	$11,457
11/30/2018	$11,739	$11,442
12/31/2018	$11,236	$10,887
1/31/2019	$11,908	$11,602
2/28/2019	$12,343	$11,898
3/31/2019	$12,538	$11,973
4/30/2019	$13,040	$12,310
5/31/2019	$12,463	$11,719
6/30/2019	$13,330	$12,414
7/31/2019	$12,978	$12,256
8/31/2019	$12,970	$11,939
9/30/2019	$13,212	$12,281
10/31/2019	$13,675	$12,722
11/30/2019	$13,918	$12,866
12/31/2019	$14,386	$13,284
1/31/2020	$14,099	$13,006
2/29/2020	$13,165	$11,831
3/31/2020	$11,415	$10,252
4/30/2020	$12,168	$10,914
5/31/2020	$12,687	$11,389
6/30/2020	$13,219	$11,777
7/31/2020	$13,675	$12,051
8/31/2020	$14,257	$12,671
9/30/2020	$13,998	$12,342
10/31/2020	$13,263	$11,849
11/30/2020	$15,171	$13,686
12/31/2020	$15,931	$14,322
1/31/2021	$15,532	$14,169
2/28/2021	$15,696	$14,487
3/31/2021	$16,096	$14,820
4/30/2021	$16,667	$15,266
5/31/2021	$17,394	$15,764
6/30/2021	$17,201	$15,587
7/31/2021	$17,448	$15,704
8/31/2021	$17,816	$15,981
9/30/2021	$17,160	$15,517
10/31/2021	$17,911	$15,899
11/30/2021	$17,438	$15,159
12/31/2021	$18,285	$15,935
1/31/2022	$17,549	$15,165
2/28/2022	$16,861	$14,897
3/31/2022	$16,830	$14,993
4/30/2022	$15,803	$14,023
5/31/2022	$16,016	$14,128
6/30/2022	$14,688	$12,817
7/31/2022	$15,427	$13,456
8/31/2022	$14,568	$12,817
9/30/2022	$13,402	$11,618
10/31/2022	$14,074	$12,242
11/30/2022	$15,910	$13,621
12/31/2022	$15,507	$13,632
1/31/2023	$16,891	$14,736
2/28/2023	$16,356	$14,429
3/31/2023	$17,078	$14,786
4/30/2023	$17,633	$15,204
5/31/2023	$16,973	$14,560
6/30/2023	$17,713	$15,223
7/31/2023	$18,019	$15,715
8/31/2023	$17,382	$15,113
9/30/2023	$16,432	$14,597
10/31/2023	$16,159	$14,005
11/30/2023	$17,583	$15,305
12/31/2023	$18,399	$16,118
1/31/2024	$18,268	$16,211
2/29/2024	$18,826	$16,508
3/31/2024	$19,251	$17,051
4/30/2024	$18,603	$16,614
5/31/2024	$19,526	$17,258
6/30/2024	$19,199	$16,979
7/31/2024	$19,754	$17,477
8/31/2024	$20,488	$18,046
9/30/2024	$20,786	$18,212
10/31/2024	$19,680	$17,222
11/30/2024	$19,537	$17,124
12/31/2024	$19,075	$16,735
1/31/2025	$20,108	$17,614
2/28/2025	$20,478	$17,956
3/31/2025	$20,313	$17,883
4/30/2025	$21,011	$18,702
5/31/2025	$21,897	$19,558
6/30/2025	$22,379	$19,989
7/31/2025	$21,781	$19,708
8/31/2025	$22,182	$20,549
9/30/2025	$22,686	$20,942
10/31/2025	$22,605	$21,188
11/30/2025	$22,853	$21,320
12/31/2025	$23,382	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	22.58%	7.98%	8.86%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,159,017,619
  # of Portfolio Holdings79
  Total Advisory Fees Paid$8,971,809
  Portfolio Turnover Rate18%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.0%
Energy	3.0%
Basic Materials	4.8%
Technology	9.5%
Consumer, Cyclical	13.4%
Industrial	15.5%
Consumer, Non-Cyclical	23.2%
Financial	24.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	23.5%
Italy	4.7%
Switzerland	5.9%
Germany	7.1%
United Kingdom	11.2%
United States (Includes Short-Term Investments)	11.8%
France	15.6%
Japan	19.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$89	0.80%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection and an underweight allocation (relative to its benchmark, the MSCI EAFE Index) in the consumer discretionary sector contributed to relative returns.

+ An overweight position in British multinational aerospace and defense company Rolls Royce helped performance due to the issuer’s strong results from its Civil Aerospace division.

+ An overweight position in AIB Group, an Irish commercial bank, contributed to performance due to the company’s robust net interest income and effective cost controls.

Top detractors from performance:

- A combination of security selection and an overweight allocation to both the consumer staples and technology sectors detracted from relative returns.

- Overweighting Compass Group, a British contract foodservice company, hindered results as the company’s stock price faced pressure from ongoing investment in people and technology despite strong revenue growth.

- An overweight to Beiersdorf, a German personal care products company, detracted from results due to softer organic sales growth in its consumer segment.

- The stock price of French wine and spirits seller Pernod Ricard was hampered over the reporting period by US organic sales declines, retailer destocking and increased promotional spending.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Large-Cap (Class P)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,403	$9,277
2/29/2016	$9,196	$9,107
3/31/2016	$9,754	$9,699
4/30/2016	$9,919	$9,980
5/31/2016	$9,852	$9,890
6/30/2016	$9,625	$9,558
7/31/2016	$10,011	$10,042
8/31/2016	$10,137	$10,049
9/30/2016	$10,225	$10,173
10/31/2016	$9,996	$9,965
11/30/2016	$9,768	$9,766
12/31/2016	$10,012	$10,100
1/31/2017	$10,414	$10,393
2/28/2017	$10,467	$10,542
3/31/2017	$10,826	$10,832
4/30/2017	$11,248	$11,107
5/31/2017	$11,821	$11,515
6/30/2017	$11,843	$11,495
7/31/2017	$12,090	$11,826
8/31/2017	$12,082	$11,822
9/30/2017	$12,341	$12,116
10/31/2017	$12,568	$12,300
11/30/2017	$12,654	$12,429
12/31/2017	$12,792	$12,628
1/31/2018	$13,405	$13,262
2/28/2018	$12,786	$12,663
3/31/2018	$12,578	$12,435
4/30/2018	$12,802	$12,719
5/31/2018	$12,677	$12,433
6/30/2018	$12,533	$12,281
7/31/2018	$12,967	$12,584
8/31/2018	$12,788	$12,341
9/30/2018	$12,766	$12,448
10/31/2018	$11,711	$11,457
11/30/2018	$11,808	$11,442
12/31/2018	$11,304	$10,887
1/31/2019	$11,981	$11,602
2/28/2019	$12,421	$11,898
3/31/2019	$12,620	$11,973
4/30/2019	$13,127	$12,310
5/31/2019	$12,549	$11,719
6/30/2019	$13,423	$12,414
7/31/2019	$13,071	$12,256
8/31/2019	$13,066	$11,939
9/30/2019	$13,312	$12,281
10/31/2019	$13,780	$12,722
11/30/2019	$14,027	$12,866
12/31/2019	$14,501	$13,284
1/31/2020	$14,214	$13,006
2/29/2020	$13,275	$11,831
3/31/2020	$11,512	$10,252
4/30/2020	$12,273	$10,914
5/31/2020	$12,799	$11,389
6/30/2020	$13,338	$11,777
7/31/2020	$13,801	$12,051
8/31/2020	$14,391	$12,671
9/30/2020	$14,131	$12,342
10/31/2020	$13,391	$11,849
11/30/2020	$15,321	$13,686
12/31/2020	$16,091	$14,322
1/31/2021	$15,690	$14,169
2/28/2021	$15,858	$14,487
3/31/2021	$16,266	$14,820
4/30/2021	$16,845	$15,266
5/31/2021	$17,583	$15,764
6/30/2021	$17,391	$15,587
7/31/2021	$17,643	$15,704
8/31/2021	$18,019	$15,981
9/30/2021	$17,358	$15,517
10/31/2021	$18,121	$15,899
11/30/2021	$17,646	$15,159
12/31/2021	$18,506	$15,935
1/31/2022	$17,763	$15,165
2/28/2022	$17,070	$14,897
3/31/2022	$17,042	$14,993
4/30/2022	$16,004	$14,023
5/31/2022	$16,222	$14,128
6/30/2022	$14,880	$12,817
7/31/2022	$15,631	$13,456
8/31/2022	$14,763	$12,817
9/30/2022	$13,584	$11,618
10/31/2022	$14,267	$12,242
11/30/2022	$16,131	$13,621
12/31/2022	$15,725	$13,632
1/31/2023	$17,132	$14,736
2/28/2023	$16,592	$14,429
3/31/2023	$17,327	$14,786
4/30/2023	$17,893	$15,204
5/31/2023	$17,227	$14,560
6/30/2023	$17,981	$15,223
7/31/2023	$18,294	$15,715
8/31/2023	$17,650	$15,113
9/30/2023	$16,688	$14,597
10/31/2023	$16,414	$14,005
11/30/2023	$17,864	$15,305
12/31/2023	$18,695	$16,118
1/31/2024	$18,566	$16,211
2/29/2024	$19,135	$16,508
3/31/2024	$19,571	$17,051
4/30/2024	$18,915	$16,614
5/31/2024	$19,857	$17,258
6/30/2024	$19,528	$16,979
7/31/2024	$20,096	$17,477
8/31/2024	$20,846	$18,046
9/30/2024	$21,153	$18,212
10/31/2024	$20,030	$17,222
11/30/2024	$19,888	$17,124
12/31/2024	$19,421	$16,735
1/31/2025	$20,477	$17,614
2/28/2025	$20,856	$17,956
3/31/2025	$20,692	$17,883
4/30/2025	$21,406	$18,702
5/31/2025	$22,313	$19,558
6/30/2025	$22,807	$19,989
7/31/2025	$22,203	$19,708
8/31/2025	$22,615	$20,549
9/30/2025	$23,132	$20,942
10/31/2025	$23,053	$21,188
11/30/2025	$23,311	$21,320
12/31/2025	$23,854	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	22.82%	8.19%	9.08%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,159,017,619
  # of Portfolio Holdings79
  Total Advisory Fees Paid$8,971,809
  Portfolio Turnover Rate18%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.0%
Energy	3.0%
Basic Materials	4.8%
Technology	9.5%
Consumer, Cyclical	13.4%
Industrial	15.5%
Consumer, Non-Cyclical	23.2%
Financial	24.6%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	23.5%
Italy	4.7%
Switzerland	5.9%
Germany	7.1%
United Kingdom	11.2%
United States (Includes Short-Term Investments)	11.8%
France	15.6%
Japan	19.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Rheinmetall: As Europe’s leading supplier of ammunition and armored vehicles with close ties to the German government, Rheinmetall benefited from higher defense spending during the reporting period.

+ Precision Tsugami: the shift to electric vehicles drove demand for this Chinese maker of lathe machine tools, contributing to strong sales growth and an increase in its stock price.

Top detractors from performance:

- Ashtead Technology: Weakening demand for construction and industrial equipment and rising depreciation costs during the reporting period led to slower growth and decreased profit margin for this United Kingdom company.

- International Games System: Competition in the arcade segment intensified, which muted growth for the Taiwanese company.

- Kuraray: Sluggish demand in key markets, the decision to end production of some product lines, and inventory valuation differences dampened revenue and profits for this Japanese chemical and materials company, negatively impacting the company’s stock price.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Small-Cap (Class I)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,439	$9,233	$9,277
2/29/2016	$9,245	$9,265	$9,107
3/31/2016	$10,047	$10,068	$9,699
4/30/2016	$10,151	$10,350	$9,980
5/31/2016	$10,301	$10,282	$9,890
6/30/2016	$9,878	$9,980	$9,558
7/31/2016	$10,365	$10,536	$10,042
8/31/2016	$10,282	$10,510	$10,049
9/30/2016	$10,633	$10,770	$10,173
10/31/2016	$10,350	$10,486	$9,965
11/30/2016	$10,084	$10,175	$9,766
12/31/2016	$10,342	$10,391	$10,100
1/31/2017	$10,719	$10,789	$10,393
2/28/2017	$10,943	$11,073	$10,542
3/31/2017	$11,253	$11,303	$10,832
4/30/2017	$11,586	$11,642	$11,107
5/31/2017	$11,937	$11,958	$11,515
6/30/2017	$12,032	$12,008	$11,495
7/31/2017	$12,549	$12,432	$11,826
8/31/2017	$12,756	$12,567	$11,822
9/30/2017	$13,052	$12,837	$12,116
10/31/2017	$13,256	$13,076	$12,300
11/30/2017	$13,332	$13,271	$12,429
12/31/2017	$13,643	$13,679	$12,628
1/31/2018	$14,351	$14,352	$13,262
2/28/2018	$13,620	$13,787	$12,663
3/31/2018	$13,541	$13,598	$12,435
4/30/2018	$13,636	$13,788	$12,719
5/31/2018	$13,463	$13,649	$12,433
6/30/2018	$13,096	$13,277	$12,281
7/31/2018	$13,232	$13,369	$12,584
8/31/2018	$12,946	$13,239	$12,341
9/30/2018	$12,814	$13,076	$12,448
10/31/2018	$11,482	$11,804	$11,457
11/30/2018	$11,290	$11,833	$11,442
12/31/2018	$10,620	$11,190	$10,887
1/31/2019	$11,628	$12,066	$11,602
2/28/2019	$11,772	$12,319	$11,898
3/31/2019	$11,691	$12,338	$11,973
4/30/2019	$11,969	$12,611	$12,310
5/31/2019	$11,125	$11,960	$11,719
6/30/2019	$11,745	$12,488	$12,414
7/31/2019	$11,551	$12,404	$12,256
8/31/2019	$11,227	$12,047	$11,939
9/30/2019	$11,514	$12,339	$12,281
10/31/2019	$11,963	$12,839	$12,722
11/30/2019	$12,183	$13,054	$12,866
12/31/2019	$12,751	$13,698	$13,284
1/31/2020	$12,239	$13,270	$13,006
2/29/2020	$11,177	$12,050	$11,831
3/31/2020	$8,873	$9,725	$10,252
4/30/2020	$9,946	$10,907	$10,914
5/31/2020	$10,589	$11,568	$11,389
6/30/2020	$10,833	$11,945	$11,777
7/31/2020	$11,268	$12,543	$12,051
8/31/2020	$11,903	$13,368	$12,671
9/30/2020	$11,886	$13,198	$12,342
10/31/2020	$11,514	$12,848	$11,849
11/30/2020	$12,899	$14,626	$13,686
12/31/2020	$13,825	$15,649	$14,322
1/31/2021	$13,834	$15,621	$14,169
2/28/2021	$14,284	$16,187	$14,487
3/31/2021	$14,920	$16,515	$14,820
4/30/2021	$15,643	$17,273	$15,266
5/31/2021	$16,139	$17,673	$15,764
6/30/2021	$15,889	$17,564	$15,587
7/31/2021	$16,125	$17,705	$15,704
8/31/2021	$16,259	$18,114	$15,981
9/30/2021	$15,580	$17,563	$15,517
10/31/2021	$15,862	$17,838	$15,899
11/30/2021	$15,029	$16,955	$15,159
12/31/2021	$15,743	$17,671	$15,935
1/31/2022	$15,190	$16,568	$15,165
2/28/2022	$14,699	$16,354	$14,897
3/31/2022	$14,464	$16,520	$14,993
4/30/2022	$13,731	$15,454	$14,023
5/31/2022	$13,945	$15,311	$14,128
6/30/2022	$12,679	$13,621	$12,817
7/31/2022	$13,220	$14,408	$13,456
8/31/2022	$12,531	$14,030	$12,817
9/30/2022	$11,265	$12,481	$11,618
10/31/2022	$11,929	$12,887	$12,242
11/30/2022	$13,159	$14,119	$13,621
12/31/2022	$13,053	$14,142	$13,632
1/31/2023	$14,042	$15,160	$14,736
2/28/2023	$13,819	$14,773	$14,429
3/31/2023	$14,051	$14,806	$14,786
4/30/2023	$14,178	$15,025	$15,204
5/31/2023	$13,775	$14,608	$14,560
6/30/2023	$14,116	$15,110	$15,223
7/31/2023	$14,636	$15,877	$15,715
8/31/2023	$14,201	$15,435	$15,113
9/30/2023	$13,698	$14,854	$14,597
10/31/2023	$13,126	$14,023	$14,005
11/30/2023	$14,333	$15,380	$15,305
12/31/2023	$15,302	$16,357	$16,118
1/31/2024	$15,025	$16,076	$16,211
2/29/2024	$15,217	$16,237	$16,508
3/31/2024	$15,692	$16,702	$17,051
4/30/2024	$15,204	$16,459	$16,614
5/31/2024	$15,837	$16,992	$17,258
6/30/2024	$15,494	$16,812	$16,979
7/31/2024	$16,073	$17,452	$17,477
8/31/2024	$16,246	$17,773	$18,046
9/30/2024	$16,341	$18,308	$18,212
10/31/2024	$15,344	$17,351	$17,222
11/30/2024	$15,515	$17,274	$17,124
12/31/2024	$15,152	$16,906	$16,735
1/31/2025	$15,364	$17,131	$17,614
2/28/2025	$15,526	$16,948	$17,956
3/31/2025	$15,847	$17,014	$17,883
4/30/2025	$16,461	$17,813	$18,702
5/31/2025	$17,292	$18,966	$19,558
6/30/2025	$17,990	$19,895	$19,989
7/31/2025	$17,580	$19,928	$19,708
8/31/2025	$18,116	$20,778	$20,549
9/30/2025	$18,397	$21,224	$20,942
10/31/2025	$18,128	$21,269	$21,188
11/30/2025	$18,518	$21,433	$21,320
12/31/2025	$18,699	$21,853	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	23.41%	6.23%	6.46%
MSCI ACWI ex USA Small Cap Index (Benchmark)	29.26%	6.91%	8.13%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$389,561,866
  # of Portfolio Holdings156
  Total Advisory Fees Paid$3,750,210
  Portfolio Turnover Rate67%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	4.6%
Energy	3.9%
Exchange-Traded Funds	6.0%
Technology	8.0%
Consumer, Cyclical	11.0%
Consumer, Non-Cyclical	16.1%
Financial	19.8%
Industrial	26.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	38.7%
United States	3.2%
Italy	3.5%
Austria	3.5%
Taiwan	3.7%
China	5.2%
United Kingdom	11.7%
Japan	26.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.92%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Rheinmetall: As Europe’s leading supplier of ammunition and armored vehicles with close ties to the German government, Rheinmetall benefited from higher defense spending during the reporting period.

+ Precision Tsugami: the shift to electric vehicles drove demand for this Chinese maker of lathe machine tools, contributing to strong sales growth and an increase in its stock price.

Top detractors from performance:

- Ashtead Technology: Weakening demand for construction and industrial equipment and rising depreciation costs during the reporting period led to slower growth and decreased profit margin for this United Kingdom company.

- International Games System: Competition in the arcade segment intensified, which muted growth for the Taiwanese company.

- Kuraray: Sluggish demand in key markets, the decision to end production of some product lines, and inventory valuation differences dampened revenue and profits for this Japanese chemical and materials company, negatively impacting the company’s stock price.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Small-Cap (Class P)	MSCI ACWI ex USA Small Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,440	$9,233	$9,277
2/29/2016	$9,248	$9,265	$9,107
3/31/2016	$10,052	$10,068	$9,699
4/30/2016	$10,157	$10,350	$9,980
5/31/2016	$10,309	$10,282	$9,890
6/30/2016	$9,888	$9,980	$9,558
7/31/2016	$10,377	$10,536	$10,042
8/31/2016	$10,295	$10,510	$10,049
9/30/2016	$10,648	$10,770	$10,173
10/31/2016	$10,368	$10,486	$9,965
11/30/2016	$10,102	$10,175	$9,766
12/31/2016	$10,363	$10,391	$10,100
1/31/2017	$10,742	$10,789	$10,393
2/28/2017	$10,969	$11,073	$10,542
3/31/2017	$11,281	$11,303	$10,832
4/30/2017	$11,616	$11,642	$11,107
5/31/2017	$11,971	$11,958	$11,515
6/30/2017	$12,068	$12,008	$11,495
7/31/2017	$12,589	$12,432	$11,826
8/31/2017	$12,798	$12,567	$11,822
9/30/2017	$13,097	$12,837	$12,116
10/31/2017	$13,304	$13,076	$12,300
11/30/2017	$13,383	$13,271	$12,429
12/31/2017	$13,698	$13,679	$12,628
1/31/2018	$14,411	$14,352	$13,262
2/28/2018	$13,679	$13,787	$12,663
3/31/2018	$13,602	$13,598	$12,435
4/30/2018	$13,699	$13,788	$12,719
5/31/2018	$13,528	$13,649	$12,433
6/30/2018	$13,161	$13,277	$12,281
7/31/2018	$13,300	$13,369	$12,584
8/31/2018	$13,015	$13,239	$12,341
9/30/2018	$12,885	$13,076	$12,448
10/31/2018	$11,547	$11,804	$11,457
11/30/2018	$11,356	$11,833	$11,442
12/31/2018	$10,684	$11,190	$10,887
1/31/2019	$11,699	$12,066	$11,602
2/28/2019	$11,846	$12,319	$11,898
3/31/2019	$11,767	$12,338	$11,973
4/30/2019	$12,049	$12,611	$12,310
5/31/2019	$11,201	$11,960	$11,719
6/30/2019	$11,827	$12,488	$12,414
7/31/2019	$11,634	$12,404	$12,256
8/31/2019	$11,309	$12,047	$11,939
9/30/2019	$11,600	$12,339	$12,281
10/31/2019	$12,055	$12,839	$12,722
11/30/2019	$12,278	$13,054	$12,866
12/31/2019	$12,854	$13,698	$13,284
1/31/2020	$12,339	$13,270	$13,006
2/29/2020	$11,271	$12,050	$11,831
3/31/2020	$8,949	$9,725	$10,252
4/30/2020	$10,032	$10,907	$10,914
5/31/2020	$10,683	$11,568	$11,389
6/30/2020	$10,931	$11,945	$11,777
7/31/2020	$11,372	$12,543	$12,051
8/31/2020	$12,015	$13,368	$12,671
9/30/2020	$11,999	$13,198	$12,342
10/31/2020	$11,625	$12,848	$11,849
11/30/2020	$13,026	$14,626	$13,686
12/31/2020	$13,964	$15,649	$14,322
1/31/2021	$13,975	$15,621	$14,169
2/28/2021	$14,431	$16,187	$14,487
3/31/2021	$15,077	$16,515	$14,820
4/30/2021	$15,811	$17,273	$15,266
5/31/2021	$16,314	$17,673	$15,764
6/30/2021	$16,064	$17,564	$15,587
7/31/2021	$16,305	$17,705	$15,704
8/31/2021	$16,444	$18,114	$15,981
9/30/2021	$15,760	$17,563	$15,517
10/31/2021	$16,048	$17,838	$15,899
11/30/2021	$15,208	$16,955	$15,159
12/31/2021	$15,933	$17,671	$15,935
1/31/2022	$15,376	$16,568	$15,165
2/28/2022	$14,881	$16,354	$14,897
3/31/2022	$14,646	$16,520	$14,993
4/30/2022	$13,905	$15,454	$14,023
5/31/2022	$14,125	$15,311	$14,128
6/30/2022	$12,845	$13,621	$12,817
7/31/2022	$13,395	$14,408	$13,456
8/31/2022	$12,699	$14,030	$12,817
9/30/2022	$11,417	$12,481	$11,618
10/31/2022	$12,093	$12,887	$12,242
11/30/2022	$13,342	$14,119	$13,621
12/31/2022	$13,237	$14,142	$13,632
1/31/2023	$14,243	$15,160	$14,736
2/28/2023	$14,018	$14,773	$14,429
3/31/2023	$14,256	$14,806	$14,786
4/30/2023	$14,387	$15,025	$15,204
5/31/2023	$13,981	$14,608	$14,560
6/30/2023	$14,329	$15,110	$15,223
7/31/2023	$14,860	$15,877	$15,715
8/31/2023	$14,421	$15,435	$15,113
9/30/2023	$13,912	$14,854	$14,597
10/31/2023	$13,333	$14,023	$14,005
11/30/2023	$14,562	$15,380	$15,305
12/31/2023	$15,549	$16,357	$16,118
1/31/2024	$15,270	$16,076	$16,211
2/29/2024	$15,467	$16,237	$16,508
3/31/2024	$15,953	$16,702	$17,051
4/30/2024	$15,460	$16,459	$16,614
5/31/2024	$16,105	$16,992	$17,258
6/30/2024	$15,760	$16,812	$16,979
7/31/2024	$16,350	$17,452	$17,477
8/31/2024	$16,529	$17,773	$18,046
9/30/2024	$16,629	$18,308	$18,212
10/31/2024	$15,617	$17,351	$17,222
11/30/2024	$15,794	$17,274	$17,124
12/31/2024	$15,427	$16,906	$16,735
1/31/2025	$15,645	$17,131	$17,614
2/28/2025	$15,813	$16,948	$17,956
3/31/2025	$16,142	$17,014	$17,883
4/30/2025	$16,770	$17,813	$18,702
5/31/2025	$17,621	$18,966	$19,558
6/30/2025	$18,335	$19,895	$19,989
7/31/2025	$17,920	$19,928	$19,708
8/31/2025	$18,469	$20,778	$20,549
9/30/2025	$18,759	$21,224	$20,942
10/31/2025	$18,487	$21,269	$21,188
11/30/2025	$18,888	$21,433	$21,320
12/31/2025	$19,076	$21,853	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	23.66%	6.44%	6.67%
MSCI ACWI ex USA Small Cap Index (Benchmark)	29.26%	6.91%	8.13%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$389,561,866
  # of Portfolio Holdings156
  Total Advisory Fees Paid$3,750,210
  Portfolio Turnover Rate67%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	4.6%
Energy	3.9%
Exchange-Traded Funds	6.0%
Technology	8.0%
Consumer, Cyclical	11.0%
Consumer, Non-Cyclical	16.1%
Financial	19.8%
Industrial	26.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	4.3%
Others (each less than 3.0%)	38.7%
United States	3.2%
Italy	3.5%
Austria	3.5%
Taiwan	3.7%
China	5.2%
United Kingdom	11.7%
Japan	26.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.91%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the financials sector was a key contributor to performance (relative to its benchmark index, the MSCI EAFE Index), as well as selection in the materials and consumer discretionary sectors.

+ Security selection within the Europe Developed (ex UK) region was also a key contributor to performance.

+ Financial services companies Societe Generale SA (France), UniCredit SpA (Italy), and Standard Chartered (United Kingdom) were the top individual contributors to Fund performance during the reporting period, driven by strong wealth and retail banking performance.

Top detractors from performance:

- Sector allocation and security selection in the industrials sector detracted from performance.

- WPP (United Kingdom) was a top detractor from performance as the stock price for the communications company was negatively impacted due to client losses, a slowdown in new client acquisition, and macroeconomic headwinds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Value (Class I)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,281	$9,277
2/29/2016	$8,921	$9,107
3/31/2016	$9,558	$9,699
4/30/2016	$9,800	$9,980
5/31/2016	$9,702	$9,890
6/30/2016	$9,303	$9,558
7/31/2016	$9,745	$10,042
8/31/2016	$9,912	$10,049
9/30/2016	$9,924	$10,173
10/31/2016	$9,915	$9,965
11/30/2016	$9,913	$9,766
12/31/2016	$10,298	$10,100
1/31/2017	$10,613	$10,393
2/28/2017	$10,633	$10,542
3/31/2017	$10,999	$10,832
4/30/2017	$11,056	$11,107
5/31/2017	$11,339	$11,515
6/30/2017	$11,438	$11,495
7/31/2017	$11,798	$11,826
8/31/2017	$11,722	$11,822
9/30/2017	$12,118	$12,116
10/31/2017	$12,263	$12,300
11/30/2017	$12,303	$12,429
12/31/2017	$12,519	$12,628
1/31/2018	$13,296	$13,262
2/28/2018	$12,699	$12,663
3/31/2018	$12,452	$12,435
4/30/2018	$12,736	$12,719
5/31/2018	$12,127	$12,433
6/30/2018	$11,853	$12,281
7/31/2018	$12,308	$12,584
8/31/2018	$11,944	$12,341
9/30/2018	$12,293	$12,448
10/31/2018	$11,395	$11,457
11/30/2018	$11,318	$11,442
12/31/2018	$10,646	$10,887
1/31/2019	$11,444	$11,602
2/28/2019	$11,550	$11,898
3/31/2019	$11,359	$11,973
4/30/2019	$11,666	$12,310
5/31/2019	$10,897	$11,719
6/30/2019	$11,566	$12,414
7/31/2019	$11,121	$12,256
8/31/2019	$10,712	$11,939
9/30/2019	$11,248	$12,281
10/31/2019	$11,723	$12,722
11/30/2019	$11,877	$12,866
12/31/2019	$12,414	$13,284
1/31/2020	$11,442	$13,006
2/29/2020	$10,349	$11,831
3/31/2020	$8,082	$10,252
4/30/2020	$8,748	$10,914
5/31/2020	$9,080	$11,389
6/30/2020	$9,342	$11,777
7/31/2020	$9,375	$12,051
8/31/2020	$10,082	$12,671
9/30/2020	$9,514	$12,342
10/31/2020	$9,244	$11,849
11/30/2020	$11,022	$13,686
12/31/2020	$11,524	$14,322
1/31/2021	$11,455	$14,169
2/28/2021	$12,418	$14,487
3/31/2021	$12,973	$14,820
4/30/2021	$13,143	$15,266
5/31/2021	$13,965	$15,764
6/30/2021	$13,523	$15,587
7/31/2021	$13,372	$15,704
8/31/2021	$13,653	$15,981
9/30/2021	$13,746	$15,517
10/31/2021	$13,992	$15,899
11/30/2021	$13,203	$15,159
12/31/2021	$13,870	$15,935
1/31/2022	$14,541	$15,165
2/28/2022	$14,115	$14,897
3/31/2022	$13,918	$14,993
4/30/2022	$13,262	$14,023
5/31/2022	$13,920	$14,128
6/30/2022	$12,588	$12,817
7/31/2022	$12,760	$13,456
8/31/2022	$12,311	$12,817
9/30/2022	$11,265	$11,618
10/31/2022	$12,050	$12,242
11/30/2022	$13,698	$13,621
12/31/2022	$13,695	$13,632
1/31/2023	$15,015	$14,736
2/28/2023	$14,767	$14,429
3/31/2023	$14,615	$14,786
4/30/2023	$14,989	$15,204
5/31/2023	$14,338	$14,560
6/30/2023	$15,202	$15,223
7/31/2023	$15,954	$15,715
8/31/2023	$15,492	$15,113
9/30/2023	$15,240	$14,597
10/31/2023	$14,764	$14,005
11/30/2023	$15,835	$15,305
12/31/2023	$16,462	$16,118
1/31/2024	$16,102	$16,211
2/29/2024	$16,350	$16,508
3/31/2024	$17,202	$17,051
4/30/2024	$17,060	$16,614
5/31/2024	$17,804	$17,258
6/30/2024	$16,966	$16,979
7/31/2024	$17,827	$17,477
8/31/2024	$18,335	$18,046
9/30/2024	$18,567	$18,212
10/31/2024	$17,814	$17,222
11/30/2024	$17,516	$17,124
12/31/2024	$17,102	$16,735
1/31/2025	$18,067	$17,614
2/28/2025	$18,745	$17,956
3/31/2025	$19,451	$17,883
4/30/2025	$20,064	$18,702
5/31/2025	$21,193	$19,558
6/30/2025	$22,001	$19,989
7/31/2025	$22,063	$19,708
8/31/2025	$23,159	$20,549
9/30/2025	$23,685	$20,942
10/31/2025	$23,621	$21,188
11/30/2025	$24,480	$21,320
12/31/2025	$25,267	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	47.74%	17.00%	9.71%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,137,970,580
  # of Portfolio Holdings146
  Total Advisory Fees Paid$7,526,059
  Portfolio Turnover Rate39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.3%
Basic Materials	5.0%
Industrial	5.3%
Energy	7.5%
Communications	11.1%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	17.4%
Financial	35.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	20.0%
Hong Kong	3.2%
Brazil	3.7%
Italy	4.6%
South Korea	4.8%
Netherlands	6.3%
Germany	6.4%
United States	7.5%
France	12.3%
United Kingdom	12.7%
Japan	17.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.71%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Security selection in the financials sector was a key contributor to performance (relative to its benchmark index, the MSCI EAFE Index), as well as selection in the materials and consumer discretionary sectors.

+ Security selection within the Europe Developed (ex UK) region was also a key contributor to performance.

+ Financial services companies Societe Generale SA (France), UniCredit SpA (Italy), and Standard Chartered (United Kingdom) were the top individual contributors to Fund performance during the reporting period, driven by strong wealth and retail banking performance.

Top detractors from performance:

- Sector allocation and security selection in the industrials sector detracted from performance.

- WPP (United Kingdom) was a top detractor from performance as the stock price for the communications company was negatively impacted due to client losses, a slowdown in new client acquisition, and macroeconomic headwinds.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	International Value (Class P)	MSCI EAFE Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,282	$9,277
2/29/2016	$8,924	$9,107
3/31/2016	$9,562	$9,699
4/30/2016	$9,806	$9,980
5/31/2016	$9,710	$9,890
6/30/2016	$9,312	$9,558
7/31/2016	$9,756	$10,042
8/31/2016	$9,925	$10,049
9/30/2016	$9,938	$10,173
10/31/2016	$9,932	$9,965
11/30/2016	$9,931	$9,766
12/31/2016	$10,318	$10,100
1/31/2017	$10,636	$10,393
2/28/2017	$10,658	$10,542
3/31/2017	$11,027	$10,832
4/30/2017	$11,085	$11,107
5/31/2017	$11,371	$11,515
6/30/2017	$11,473	$11,495
7/31/2017	$11,835	$11,826
8/31/2017	$11,761	$11,822
9/30/2017	$12,161	$12,116
10/31/2017	$12,308	$12,300
11/30/2017	$12,350	$12,429
12/31/2017	$12,569	$12,628
1/31/2018	$13,351	$13,262
2/28/2018	$12,754	$12,663
3/31/2018	$12,508	$12,435
4/30/2018	$12,795	$12,719
5/31/2018	$12,185	$12,433
6/30/2018	$11,912	$12,281
7/31/2018	$12,372	$12,584
8/31/2018	$12,008	$12,341
9/30/2018	$12,361	$12,448
10/31/2018	$11,460	$11,457
11/30/2018	$11,384	$11,442
12/31/2018	$10,710	$10,887
1/31/2019	$11,514	$11,602
2/28/2019	$11,623	$11,898
3/31/2019	$11,433	$11,973
4/30/2019	$11,744	$12,310
5/31/2019	$10,971	$11,719
6/30/2019	$11,647	$12,414
7/31/2019	$11,201	$12,256
8/31/2019	$10,791	$11,939
9/30/2019	$11,333	$12,281
10/31/2019	$11,813	$12,722
11/30/2019	$11,970	$12,866
12/31/2019	$12,513	$13,284
1/31/2020	$11,536	$13,006
2/29/2020	$10,435	$11,831
3/31/2020	$8,151	$10,252
4/30/2020	$8,824	$10,914
5/31/2020	$9,161	$11,389
6/30/2020	$9,426	$11,777
7/31/2020	$9,461	$12,051
8/31/2020	$10,176	$12,671
9/30/2020	$9,604	$12,342
10/31/2020	$9,333	$11,849
11/30/2020	$11,130	$13,686
12/31/2020	$11,639	$14,322
1/31/2021	$11,572	$14,169
2/28/2021	$12,547	$14,487
3/31/2021	$13,110	$14,820
4/30/2021	$13,283	$15,266
5/31/2021	$14,117	$15,764
6/30/2021	$13,672	$15,587
7/31/2021	$13,521	$15,704
8/31/2021	$13,809	$15,981
9/30/2021	$13,905	$15,517
10/31/2021	$14,156	$15,899
11/30/2021	$13,359	$15,159
12/31/2021	$14,037	$15,935
1/31/2022	$14,719	$15,165
2/28/2022	$14,290	$14,897
3/31/2022	$14,093	$14,993
4/30/2022	$13,430	$14,023
5/31/2022	$14,099	$14,128
6/30/2022	$12,752	$12,817
7/31/2022	$12,929	$13,456
8/31/2022	$12,476	$12,817
9/30/2022	$11,418	$11,618
10/31/2022	$12,215	$12,242
11/30/2022	$13,888	$13,621
12/31/2022	$13,888	$13,632
1/31/2023	$15,229	$14,736
2/28/2023	$14,980	$14,429
3/31/2023	$14,828	$14,786
4/30/2023	$15,210	$15,204
5/31/2023	$14,552	$14,560
6/30/2023	$15,431	$15,223
7/31/2023	$16,198	$15,715
8/31/2023	$15,731	$15,113
9/30/2023	$15,478	$14,597
10/31/2023	$14,997	$14,005
11/30/2023	$16,088	$15,305
12/31/2023	$16,727	$16,118
1/31/2024	$16,364	$16,211
2/29/2024	$16,618	$16,508
3/31/2024	$17,488	$17,051
4/30/2024	$17,346	$16,614
5/31/2024	$18,106	$17,258
6/30/2024	$17,256	$16,979
7/31/2024	$18,135	$17,477
8/31/2024	$18,655	$18,046
9/30/2024	$18,894	$18,212
10/31/2024	$18,131	$17,222
11/30/2024	$17,831	$17,124
12/31/2024	$17,412	$16,735
1/31/2025	$18,398	$17,614
2/28/2025	$19,091	$17,956
3/31/2025	$19,814	$17,883
4/30/2025	$20,441	$18,702
5/31/2025	$21,595	$19,558
6/30/2025	$22,422	$19,989
7/31/2025	$22,489	$19,708
8/31/2025	$23,611	$20,549
9/30/2025	$24,151	$20,942
10/31/2025	$24,089	$21,188
11/30/2025	$24,969	$21,320
12/31/2025	$25,777	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	48.04%	17.24%	9.93%
MSCI EAFE Index	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,137,970,580
  # of Portfolio Holdings146
  Total Advisory Fees Paid$7,526,059
  Portfolio Turnover Rate39%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.3%
Basic Materials	5.0%
Industrial	5.3%
Energy	7.5%
Communications	11.1%
Consumer, Cyclical	12.6%
Consumer, Non-Cyclical	17.4%
Financial	35.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	20.0%
Hong Kong	3.2%
Brazil	3.7%
Italy	4.6%
South Korea	4.8%
Netherlands	6.3%
Germany	6.4%
United States	7.5%
France	12.3%
United Kingdom	12.7%
Japan	17.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.15%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight position (relative to its health care benchmark index, the Russell 3000 Health Care Index) in UnitedHealth Group was the largest contributor to relative performance. The stock was pressured due to higher-than-expected medical cost trends, management reshuffling, and regulatory headwinds.

+ An overweight position in Insmed contributed to performance as the biotech company saw growth due to major clinical and regulatory milestones for its products.

+ An overweight position in Alnylam Pharmaceuticals contributed to returns. A stronger-than-expected product launch was the primary catalyst.

Top detractors from performance:

- An underweight position in Eli Lilly detracted from performance, as its share price increased due to solid financial performance and growth in its glucagon-like peptide-1 (GLP-1) franchise.

- An underweight position in Johnson & Johnson detracted from performance as its shares traded higher given strong financial results.

- An overweight position in Abbott Laboratories detracted from performance as its stock price fell following weaker-than-expected financial performance and overhang from acquisitions.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Health Sciences (Class I)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,912	$9,073	$9,504
2/29/2016	$8,757	$9,004	$9,491
3/31/2016	$9,033	$9,295	$10,135
4/30/2016	$9,431	$9,581	$10,174
5/31/2016	$9,661	$9,801	$10,357
6/30/2016	$9,680	$9,856	$10,384
7/31/2016	$10,168	$10,398	$10,766
8/31/2016	$9,867	$10,077	$10,782
9/30/2016	$9,928	$10,092	$10,784
10/31/2016	$9,201	$9,369	$10,587
11/30/2016	$9,433	$9,624	$10,979
12/31/2016	$9,403	$9,667	$11,196
1/31/2017	$9,718	$9,924	$11,408
2/28/2017	$10,366	$10,556	$11,861
3/31/2017	$10,379	$10,527	$11,875
4/30/2017	$10,697	$10,698	$11,997
5/31/2017	$10,763	$10,748	$12,166
6/30/2017	$11,216	$11,292	$12,242
7/31/2017	$11,260	$11,351	$12,494
8/31/2017	$11,404	$11,580	$12,532
9/30/2017	$11,480	$11,716	$12,790
10/31/2017	$11,452	$11,614	$13,089
11/30/2017	$11,776	$11,968	$13,490
12/31/2017	$11,656	$11,902	$13,640
1/31/2018	$12,455	$12,708	$14,421
2/28/2018	$11,892	$12,178	$13,890
3/31/2018	$11,667	$11,867	$13,537
4/30/2018	$11,790	$11,991	$13,589
5/31/2018	$12,145	$12,206	$13,916
6/30/2018	$12,420	$12,397	$14,002
7/31/2018	$12,988	$13,139	$14,523
8/31/2018	$13,641	$13,794	$14,996
9/30/2018	$14,031	$14,084	$15,081
10/31/2018	$12,985	$12,997	$14,050
11/30/2018	$13,699	$13,821	$14,337
12/31/2018	$12,577	$12,573	$13,042
1/31/2019	$13,429	$13,323	$14,087
2/28/2019	$13,640	$13,592	$14,540
3/31/2019	$13,728	$13,663	$14,822
4/30/2019	$13,188	$13,284	$15,422
5/31/2019	$12,990	$12,940	$14,442
6/30/2019	$13,977	$13,859	$15,460
7/31/2019	$14,071	$13,671	$15,682
8/31/2019	$14,041	$13,503	$15,434
9/30/2019	$13,732	$13,359	$15,723
10/31/2019	$14,502	$14,003	$16,063
11/30/2019	$15,296	$14,851	$16,646
12/31/2019	$15,818	$15,353	$17,149
1/31/2020	$15,486	$14,982	$17,142
2/29/2020	$14,673	$14,088	$15,731
3/31/2020	$13,972	$13,375	$13,788
4/30/2020	$15,762	$15,220	$15,555
5/31/2020	$16,628	$15,884	$16,296
6/30/2020	$16,413	$15,632	$16,620
7/31/2020	$17,171	$16,445	$17,558
8/31/2020	$17,571	$16,861	$18,820
9/30/2020	$17,406	$16,645	$18,105
10/31/2020	$16,701	$16,155	$17,623
11/30/2020	$17,920	$17,555	$19,552
12/31/2020	$18,789	$18,322	$20,304
1/31/2021	$18,822	$18,729	$20,099
2/28/2021	$18,436	$18,425	$20,653
3/31/2021	$18,842	$18,714	$21,558
4/30/2021	$19,677	$19,491	$22,708
5/31/2021	$19,700	$19,576	$22,867
6/30/2021	$20,213	$20,241	$23,401
7/31/2021	$20,653	$20,949	$23,956
8/31/2021	$20,878	$21,450	$24,685
9/30/2021	$19,768	$20,275	$23,537
10/31/2021	$20,565	$21,142	$25,186
11/30/2021	$19,690	$20,266	$25,011
12/31/2021	$21,116	$21,730	$26,132
1/31/2022	$19,320	$19,913	$24,780
2/28/2022	$19,140	$19,730	$24,038
3/31/2022	$19,940	$20,740	$24,931
4/30/2022	$18,965	$19,469	$22,757
5/31/2022	$19,066	$19,609	$22,798
6/30/2022	$18,727	$19,200	$20,916
7/31/2022	$19,314	$19,948	$22,845
8/31/2022	$18,306	$18,859	$21,913
9/30/2022	$17,742	$18,293	$19,895
10/31/2022	$19,349	$19,912	$21,506
11/30/2022	$20,271	$20,802	$22,708
12/31/2022	$19,891	$20,404	$21,399
1/31/2023	$19,713	$20,252	$22,744
2/28/2023	$18,835	$19,345	$22,189
3/31/2023	$19,397	$19,737	$23,004
4/30/2023	$20,054	$20,367	$23,363
5/31/2023	$19,414	$19,582	$23,464
6/30/2023	$20,225	$20,416	$25,015
7/31/2023	$20,184	$20,602	$25,818
8/31/2023	$20,098	$20,406	$25,407
9/30/2023	$19,469	$19,624	$24,196
10/31/2023	$18,821	$18,822	$23,687
11/30/2023	$19,729	$19,915	$25,850
12/31/2023	$20,571	$20,990	$27,025
1/31/2024	$21,255	$21,496	$27,479
2/29/2024	$21,884	$22,309	$28,946
3/31/2024	$22,326	$22,778	$29,878
4/30/2024	$21,388	$21,550	$28,657
5/31/2024	$21,975	$22,099	$30,078
6/30/2024	$22,511	$22,546	$31,157
7/31/2024	$22,921	$23,231	$31,537
8/31/2024	$23,868	$24,471	$32,302
9/30/2024	$23,434	$24,066	$32,992
10/31/2024	$22,469	$23,031	$32,692
11/30/2024	$22,795	$23,144	$34,611
12/31/2024	$21,401	$21,719	$33,786
1/31/2025	$22,900	$23,120	$34,727
2/28/2025	$22,984	$23,154	$34,274
3/31/2025	$22,180	$22,560	$32,343
4/30/2025	$21,711	$21,783	$32,124
5/31/2025	$20,728	$20,704	$34,146
6/30/2025	$21,202	$21,163	$35,882
7/31/2025	$20,856	$20,607	$36,687
8/31/2025	$21,865	$21,769	$37,431
9/30/2025	$22,250	$22,231	$38,797
10/31/2025	$23,283	$23,125	$39,706
11/30/2025	$25,404	$25,261	$39,803
12/31/2025	$24,888	$24,881	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.29%	5.78%	9.55%
Russell 3000 Health Care Index (Benchmark)	14.56%	6.31%	9.54%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$393,424,390
  # of Portfolio Holdings140
  Total Advisory Fees Paid$3,345,235
  Portfolio Turnover Rate54%

What did the Fund invest in?

Industry Weightings

Medical-Drugs
35.0%
Medical-Biomedical/Gene
21.2%
Medical Products
11.7%
Medical Instruments
8.2%
Diagnostic Equipment
7.0%
Medical-HMO
4.8%
Others (each less than 3.0%)
13.4%
Other Assets and Liabilities, Net
(1.3%)
0
20
40

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Others (each less than 3.0%)	13.4%
Medical-HMO	4.8%
Diagnostic Equipment	7.0%
Medical Instruments	8.2%
Medical Products	11.7%
Medical-Biomedical/Gene	21.2%
Medical-Drugs	35.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$103	0.95%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An underweight position (relative to its health care benchmark index, the Russell 3000 Health Care Index) in UnitedHealth Group was the largest contributor to relative performance. The stock was pressured due to higher-than-expected medical cost trends, management reshuffling, and regulatory headwinds.

+ An overweight position in Insmed contributed to performance as the biotech company saw growth due to major clinical and regulatory milestones for its products.

+ An overweight position in Alnylam Pharmaceuticals contributed to returns. A stronger-than-expected product launch was the primary catalyst.

Top detractors from performance:

- An underweight position in Eli Lilly detracted from performance, as its share price increased due to solid financial performance and growth in its glucagon-like peptide-1 (GLP-1) franchise.

- An underweight position in Johnson & Johnson detracted from performance as its shares traded higher given strong financial results.

- An overweight position in Abbott Laboratories detracted from performance as its stock price fell following weaker-than-expected financial performance and overhang from acquisitions.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Health Sciences (Class P)	Russell 3000 Health Care Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,914	$9,073	$9,504
2/29/2016	$8,760	$9,004	$9,491
3/31/2016	$9,037	$9,295	$10,135
4/30/2016	$9,438	$9,581	$10,174
5/31/2016	$9,669	$9,801	$10,357
6/30/2016	$9,690	$9,856	$10,384
7/31/2016	$10,181	$10,398	$10,766
8/31/2016	$9,881	$10,077	$10,782
9/30/2016	$9,943	$10,092	$10,784
10/31/2016	$9,217	$9,369	$10,587
11/30/2016	$9,451	$9,624	$10,979
12/31/2016	$9,423	$9,667	$11,196
1/31/2017	$9,740	$9,924	$11,408
2/28/2017	$10,392	$10,556	$11,861
3/31/2017	$10,407	$10,527	$11,875
4/30/2017	$10,728	$10,698	$11,997
5/31/2017	$10,795	$10,748	$12,166
6/30/2017	$11,252	$11,292	$12,242
7/31/2017	$11,298	$11,351	$12,494
8/31/2017	$11,445	$11,580	$12,532
9/30/2017	$11,523	$11,716	$12,790
10/31/2017	$11,497	$11,614	$13,089
11/30/2017	$11,824	$11,968	$13,490
12/31/2017	$11,706	$11,902	$13,640
1/31/2018	$12,510	$12,708	$14,421
2/28/2018	$11,946	$12,178	$13,890
3/31/2018	$11,723	$11,867	$13,537
4/30/2018	$11,848	$11,991	$13,589
5/31/2018	$12,207	$12,206	$13,916
6/30/2018	$12,486	$12,397	$14,002
7/31/2018	$13,059	$13,139	$14,523
8/31/2018	$13,718	$13,794	$14,996
9/30/2018	$14,113	$14,084	$15,081
10/31/2018	$13,063	$12,997	$14,050
11/30/2018	$13,784	$13,821	$14,337
12/31/2018	$12,657	$12,573	$13,042
1/31/2019	$13,517	$13,323	$14,087
2/28/2019	$13,731	$13,592	$14,540
3/31/2019	$13,823	$13,663	$14,822
4/30/2019	$13,282	$13,284	$15,422
5/31/2019	$13,084	$12,940	$14,442
6/30/2019	$14,081	$13,859	$15,460
7/31/2019	$14,178	$13,671	$15,682
8/31/2019	$14,151	$13,503	$15,434
9/30/2019	$13,842	$13,359	$15,723
10/31/2019	$14,620	$14,003	$16,063
11/30/2019	$15,423	$14,851	$16,646
12/31/2019	$15,952	$15,353	$17,149
1/31/2020	$15,620	$14,982	$17,142
2/29/2020	$14,803	$14,088	$15,731
3/31/2020	$14,098	$13,375	$13,788
4/30/2020	$15,907	$15,220	$15,555
5/31/2020	$16,784	$15,884	$16,296
6/30/2020	$16,569	$15,632	$16,620
7/31/2020	$17,337	$16,445	$17,558
8/31/2020	$17,745	$16,861	$18,820
9/30/2020	$17,581	$16,645	$18,105
10/31/2020	$16,872	$16,155	$17,623
11/30/2020	$18,107	$17,555	$19,552
12/31/2020	$18,988	$18,322	$20,304
1/31/2021	$19,024	$18,729	$20,099
2/28/2021	$18,636	$18,425	$20,653
3/31/2021	$19,051	$18,714	$21,558
4/30/2021	$19,898	$19,491	$22,708
5/31/2021	$19,925	$19,576	$22,867
6/30/2021	$20,447	$20,241	$23,401
7/31/2021	$20,895	$20,949	$23,956
8/31/2021	$21,127	$21,450	$24,685
9/30/2021	$20,006	$20,275	$23,537
10/31/2021	$20,817	$21,142	$25,186
11/30/2021	$19,935	$20,266	$25,011
12/31/2021	$21,382	$21,730	$26,132
1/31/2022	$19,567	$19,913	$24,780
2/28/2022	$19,387	$19,730	$24,038
3/31/2022	$20,202	$20,740	$24,931
4/30/2022	$19,216	$19,469	$22,757
5/31/2022	$19,323	$19,609	$22,798
6/30/2022	$18,982	$19,200	$20,916
7/31/2022	$19,580	$19,948	$22,845
8/31/2022	$18,562	$18,859	$21,913
9/30/2022	$17,992	$18,293	$19,895
10/31/2022	$19,626	$19,912	$21,506
11/30/2022	$20,564	$20,802	$22,708
12/31/2022	$20,182	$20,404	$21,399
1/31/2023	$20,005	$20,252	$22,744
2/28/2023	$19,117	$19,345	$22,189
3/31/2023	$19,690	$19,737	$23,004
4/30/2023	$20,361	$20,367	$23,363
5/31/2023	$19,714	$19,582	$23,464
6/30/2023	$20,542	$20,416	$25,015
7/31/2023	$20,503	$20,602	$25,818
8/31/2023	$20,419	$20,406	$25,407
9/30/2023	$19,784	$19,624	$24,196
10/31/2023	$19,128	$18,822	$23,687
11/30/2023	$20,054	$19,915	$25,850
12/31/2023	$20,914	$20,990	$27,025
1/31/2024	$21,613	$21,496	$27,479
2/29/2024	$22,256	$22,309	$28,946
3/31/2024	$22,709	$22,778	$29,878
4/30/2024	$21,759	$21,550	$28,657
5/31/2024	$22,360	$22,099	$30,078
6/30/2024	$22,909	$22,546	$31,157
7/31/2024	$23,330	$23,231	$31,537
8/31/2024	$24,298	$24,471	$32,302
9/30/2024	$23,861	$24,066	$32,992
10/31/2024	$22,882	$23,031	$32,692
11/30/2024	$23,218	$23,144	$34,611
12/31/2024	$21,802	$21,719	$33,786
1/31/2025	$23,332	$23,120	$34,727
2/28/2025	$23,421	$23,154	$34,274
3/31/2025	$22,606	$22,560	$32,343
4/30/2025	$22,131	$21,783	$32,124
5/31/2025	$21,134	$20,704	$34,146
6/30/2025	$21,620	$21,163	$35,882
7/31/2025	$21,270	$20,607	$36,687
8/31/2025	$22,304	$21,769	$37,431
9/30/2025	$22,700	$22,231	$38,797
10/31/2025	$23,758	$23,125	$39,706
11/30/2025	$25,926	$25,261	$39,803
12/31/2025	$25,404	$24,881	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	16.52%	6.00%	9.77%
Russell 3000 Health Care Index (Benchmark)	14.56%	6.31%	9.54%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$393,424,390
  # of Portfolio Holdings140
  Total Advisory Fees Paid$3,345,235
  Portfolio Turnover Rate54%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.3%)
Others (each less than 3.0%)	13.4%
Medical-HMO	4.8%
Diagnostic Equipment	7.0%
Medical Instruments	8.2%
Medical Products	11.7%
Medical-Biomedical/Gene	21.2%
Medical-Drugs	35.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	1.01%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to senior housing REITs was a key contributor as favorable fundamentals supported this industry.

+ An underweight to Iron Mountain, Inc., a data center exposed company, contributed to performance as concerns over the sustainability of Artificial Intelligence weighed on the stock.

+ An underweight to Public Storage, a self-storage REIT, contributed to performance as the company specifically (and this industry generally) reported weak earnings.

Top detractors from performance:

- An underweight in industrial REITs was a detractor due to reported signs of a recovery benefiting companies in this industry.

- Fund performance was hurt by an overweight to multi-family residential owners with coastal market exposure as they underperformed due to weaker pricing power.

- An underweight to net lease REITs and poor security selection in that industry detracted from performance as that industry outperformed during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Real Estate (Class I)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,560	$9,662	$9,504
2/29/2016	$9,610	$9,616	$9,491
3/31/2016	$10,601	$10,587	$10,135
4/30/2016	$10,298	$10,328	$10,174
5/31/2016	$10,388	$10,565	$10,357
6/30/2016	$11,029	$11,276	$10,384
7/31/2016	$11,528	$11,745	$10,766
8/31/2016	$11,159	$11,306	$10,782
9/30/2016	$10,897	$11,077	$10,784
10/31/2016	$10,235	$10,441	$10,587
11/30/2016	$10,212	$10,254	$10,979
12/31/2016	$10,659	$10,714	$11,196
1/31/2017	$10,606	$10,706	$11,408
2/28/2017	$10,926	$11,069	$11,861
3/31/2017	$10,588	$10,787	$11,875
4/30/2017	$10,447	$10,800	$11,997
5/31/2017	$10,299	$10,723	$12,166
6/30/2017	$10,565	$10,932	$12,242
7/31/2017	$10,622	$11,066	$12,494
8/31/2017	$10,483	$11,031	$12,532
9/30/2017	$10,601	$11,001	$12,790
10/31/2017	$10,438	$10,885	$13,089
11/30/2017	$10,905	$11,160	$13,490
12/31/2017	$11,004	$11,115	$13,640
1/31/2018	$10,574	$10,645	$14,421
2/28/2018	$9,814	$9,819	$13,890
3/31/2018	$10,129	$10,182	$13,537
4/30/2018	$10,159	$10,324	$13,589
5/31/2018	$10,380	$10,721	$13,916
6/30/2018	$10,774	$11,174	$14,002
7/31/2018	$10,826	$11,248	$14,523
8/31/2018	$11,098	$11,582	$14,996
9/30/2018	$10,905	$11,261	$15,081
10/31/2018	$10,575	$10,922	$14,050
11/30/2018	$11,056	$11,424	$14,337
12/31/2018	$10,184	$10,467	$13,042
1/31/2019	$11,361	$11,694	$14,087
2/28/2019	$11,552	$11,764	$14,540
3/31/2019	$11,977	$12,134	$14,822
4/30/2019	$12,045	$12,097	$15,422
5/31/2019	$12,179	$12,121	$14,442
6/30/2019	$12,339	$12,254	$15,460
7/31/2019	$12,521	$12,401	$15,682
8/31/2019	$13,033	$12,813	$15,434
9/30/2019	$13,308	$13,158	$15,723
10/31/2019	$13,621	$13,337	$16,063
11/30/2019	$13,529	$13,123	$16,646
12/31/2019	$13,370	$13,014	$17,149
1/31/2020	$13,645	$13,159	$17,142
2/29/2020	$12,564	$12,107	$15,731
3/31/2020	$10,314	$9,469	$13,788
4/30/2020	$11,141	$10,244	$15,555
5/31/2020	$11,305	$10,255	$16,296
6/30/2020	$11,543	$10,548	$16,620
7/31/2020	$12,213	$10,974	$17,558
8/31/2020	$12,230	$11,060	$18,820
9/30/2020	$11,853	$10,689	$18,105
10/31/2020	$11,525	$10,407	$17,623
11/30/2020	$12,574	$11,517	$19,552
12/31/2020	$12,932	$11,881	$20,304
1/31/2021	$12,864	$11,896	$20,099
2/28/2021	$13,172	$12,365	$20,653
3/31/2021	$13,848	$12,891	$21,558
4/30/2021	$14,933	$13,923	$22,708
5/31/2021	$15,094	$14,047	$22,867
6/30/2021	$15,550	$14,405	$23,401
7/31/2021	$16,419	$15,099	$23,956
8/31/2021	$16,706	$15,381	$24,685
9/30/2021	$15,796	$14,513	$23,537
10/31/2021	$16,932	$15,631	$25,186
11/30/2021	$16,676	$15,506	$25,011
12/31/2021	$18,147	$16,837	$26,132
1/31/2022	$16,843	$15,665	$24,780
2/28/2022	$16,167	$15,159	$24,038
3/31/2022	$17,186	$16,117	$24,931
4/30/2022	$16,489	$15,393	$22,757
5/31/2022	$15,522	$14,439	$22,798
6/30/2022	$14,416	$13,350	$20,916
7/31/2022	$15,731	$14,539	$22,845
8/31/2022	$14,837	$13,662	$21,913
9/30/2022	$13,182	$11,979	$19,895
10/31/2022	$13,492	$12,557	$21,506
11/30/2022	$14,201	$13,275	$22,708
12/31/2022	$13,494	$12,566	$21,399
1/31/2023	$14,920	$13,892	$22,744
2/28/2023	$14,256	$13,224	$22,189
3/31/2023	$13,906	$12,866	$23,004
4/30/2023	$14,091	$12,965	$23,363
5/31/2023	$13,520	$12,562	$23,464
6/30/2023	$14,174	$13,166	$25,015
7/31/2023	$14,522	$13,537	$25,818
8/31/2023	$14,064	$13,120	$25,407
9/30/2023	$13,219	$12,203	$24,196
10/31/2023	$12,752	$11,664	$23,687
11/30/2023	$14,038	$12,869	$25,850
12/31/2023	$15,250	$14,107	$27,025
1/31/2024	$14,528	$13,518	$27,479
2/29/2024	$14,741	$13,781	$28,946
3/31/2024	$14,994	$14,019	$29,878
4/30/2024	$13,962	$13,023	$28,657
5/31/2024	$14,738	$13,626	$30,078
6/30/2024	$15,085	$13,989	$31,157
7/31/2024	$15,999	$14,858	$31,537
8/31/2024	$16,955	$15,807	$32,302
9/30/2024	$17,323	$16,198	$32,992
10/31/2024	$16,855	$15,725	$32,692
11/30/2024	$17,557	$16,405	$34,611
12/31/2024	$16,395	$15,163	$33,786
1/31/2025	$16,560	$15,314	$34,727
2/28/2025	$17,261	$15,873	$34,274
3/31/2025	$16,749	$15,278	$32,343
4/30/2025	$16,465	$14,875	$32,124
5/31/2025	$16,622	$15,180	$34,146
6/30/2025	$16,513	$15,055	$35,882
7/31/2025	$16,335	$14,931	$36,687
8/31/2025	$16,925	$15,585	$37,431
9/30/2025	$17,041	$15,731	$38,797
10/31/2025	$16,843	$15,478	$39,706
11/30/2025	$17,246	$15,820	$39,803
12/31/2025	$16,744	$15,418	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	2.12%	5.30%	5.29%
MSCI U.S. REITs Index (Benchmark)	1.68%	5.35%	4.42%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$325,879,880
  # of Portfolio Holdings37
  Total Advisory Fees Paid$2,522,810
  Portfolio Turnover Rate50%

What did the Fund invest in?

Industry Weightings

REITS-Health Care
26.6%
REITS-Diversified
18.6%
REITS-Apartments
13.6%
REITS-Warehouse/Industrial
12.4%
REITS-Storage
8.4%
REITS-Shopping Centers
4.9%
REITS-Office Property
4.5%
Securities Lending Collateral
3.7%
REITS-Regional Malls
3.7%
Others (each less than 3.0%)
6.4%
Other Assets and Liabilities, Net
(2.8%)
-10
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	(2.8%)
Others (each less than 3.0%)	6.4%
REITS-Regional Malls	3.7%
Securities Lending Collateral	3.7%
REITS-Office Property	4.5%
REITS-Shopping Centers	4.9%
REITS-Storage	8.4%
REITS-Warehouse/Industrial	12.4%
REITS-Apartments	13.6%
REITS-Diversified	18.6%
REITS-Health Care	26.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.81%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight (relative to its real estate sector benchmark index, the MSCI U.S. REITs Index) to senior housing REITs was a key contributor as favorable fundamentals supported this industry.

+ An underweight to Iron Mountain, Inc., a data center exposed company, contributed to performance as concerns over the sustainability of Artificial Intelligence weighed on the stock.

+ An underweight to Public Storage, a self-storage REIT, contributed to performance as the company specifically (and this industry generally) reported weak earnings.

Top detractors from performance:

- An underweight in industrial REITs was a detractor due to reported signs of a recovery benefiting companies in this industry.

- Fund performance was hurt by an overweight to multi-family residential owners with coastal market exposure as they underperformed due to weaker pricing power.

- An underweight to net lease REITs and poor security selection in that industry detracted from performance as that industry outperformed during the reporting period.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Real Estate (Class P)	MSCI U.S. REITs Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,561	$9,662	$9,504
2/29/2016	$9,613	$9,616	$9,491
3/31/2016	$10,606	$10,587	$10,135
4/30/2016	$10,305	$10,328	$10,174
5/31/2016	$10,397	$10,565	$10,357
6/30/2016	$11,040	$11,276	$10,384
7/31/2016	$11,541	$11,745	$10,766
8/31/2016	$11,174	$11,306	$10,782
9/30/2016	$10,913	$11,077	$10,784
10/31/2016	$10,252	$10,441	$10,587
11/30/2016	$10,231	$10,254	$10,979
12/31/2016	$10,680	$10,714	$11,196
1/31/2017	$10,628	$10,706	$11,408
2/28/2017	$10,951	$11,069	$11,861
3/31/2017	$10,614	$10,787	$11,875
4/30/2017	$10,475	$10,800	$11,997
5/31/2017	$10,328	$10,723	$12,166
6/30/2017	$10,596	$10,932	$12,242
7/31/2017	$10,655	$11,066	$12,494
8/31/2017	$10,518	$11,031	$12,532
9/30/2017	$10,638	$11,001	$12,790
10/31/2017	$10,476	$10,885	$13,089
11/30/2017	$10,946	$11,160	$13,490
12/31/2017	$11,048	$11,115	$13,640
1/31/2018	$10,618	$10,645	$14,421
2/28/2018	$9,856	$9,819	$13,890
3/31/2018	$10,174	$10,182	$13,537
4/30/2018	$10,206	$10,324	$13,589
5/31/2018	$10,430	$10,721	$13,916
6/30/2018	$10,827	$11,174	$14,002
7/31/2018	$10,881	$11,248	$14,523
8/31/2018	$11,157	$11,582	$14,996
9/30/2018	$10,964	$11,261	$15,081
10/31/2018	$10,634	$10,922	$14,050
11/30/2018	$11,120	$11,424	$14,337
12/31/2018	$10,245	$10,467	$13,042
1/31/2019	$11,430	$11,694	$14,087
2/28/2019	$11,624	$11,764	$14,540
3/31/2019	$12,054	$12,134	$14,822
4/30/2019	$12,124	$12,097	$15,422
5/31/2019	$12,261	$12,121	$14,442
6/30/2019	$12,425	$12,254	$15,460
7/31/2019	$12,610	$12,401	$15,682
8/31/2019	$13,127	$12,813	$15,434
9/30/2019	$13,407	$13,158	$15,723
10/31/2019	$13,725	$13,337	$16,063
11/30/2019	$13,634	$13,123	$16,646
12/31/2019	$13,476	$13,014	$17,149
1/31/2020	$13,756	$13,159	$17,142
2/29/2020	$12,668	$12,107	$15,731
3/31/2020	$10,401	$9,469	$13,788
4/30/2020	$11,237	$10,244	$15,555
5/31/2020	$11,405	$10,255	$16,296
6/30/2020	$11,646	$10,548	$16,620
7/31/2020	$12,325	$10,974	$17,558
8/31/2020	$12,343	$11,060	$18,820
9/30/2020	$11,965	$10,689	$18,105
10/31/2020	$11,635	$10,407	$17,623
11/30/2020	$12,697	$11,517	$19,552
12/31/2020	$13,061	$11,881	$20,304
1/31/2021	$12,994	$11,896	$20,099
2/28/2021	$13,307	$12,365	$20,653
3/31/2021	$13,993	$12,891	$21,558
4/30/2021	$15,092	$13,923	$22,708
5/31/2021	$15,257	$14,047	$22,867
6/30/2021	$15,721	$14,405	$23,401
7/31/2021	$16,602	$15,099	$23,956
8/31/2021	$16,895	$15,381	$24,685
9/30/2021	$15,977	$14,513	$23,537
10/31/2021	$17,129	$15,631	$25,186
11/30/2021	$16,873	$15,506	$25,011
12/31/2021	$18,364	$16,837	$26,132
1/31/2022	$17,048	$15,665	$24,780
2/28/2022	$16,366	$15,159	$24,038
3/31/2022	$17,400	$16,117	$24,931
4/30/2022	$16,697	$15,393	$22,757
5/31/2022	$15,721	$14,439	$22,798
6/30/2022	$14,603	$13,350	$20,916
7/31/2022	$15,938	$14,539	$22,845
8/31/2022	$15,035	$13,662	$21,913
9/30/2022	$13,360	$11,979	$19,895
10/31/2022	$13,676	$12,557	$21,506
11/30/2022	$14,398	$13,275	$22,708
12/31/2022	$13,683	$12,566	$21,399
1/31/2023	$15,131	$13,892	$22,744
2/28/2023	$14,461	$13,224	$22,189
3/31/2023	$14,108	$12,866	$23,004
4/30/2023	$14,298	$12,965	$23,363
5/31/2023	$13,721	$12,562	$23,464
6/30/2023	$14,387	$13,166	$25,015
7/31/2023	$14,742	$13,537	$25,818
8/31/2023	$14,280	$13,120	$25,407
9/30/2023	$13,425	$12,203	$24,196
10/31/2023	$12,952	$11,664	$23,687
11/30/2023	$14,261	$12,869	$25,850
12/31/2023	$15,494	$14,107	$27,025
1/31/2024	$14,764	$13,518	$27,479
2/29/2024	$14,982	$13,781	$28,946
3/31/2024	$15,242	$14,019	$29,878
4/30/2024	$14,195	$13,023	$28,657
5/31/2024	$14,987	$13,626	$30,078
6/30/2024	$15,343	$13,989	$31,157
7/31/2024	$16,275	$14,858	$31,537
8/31/2024	$17,250	$15,807	$32,302
9/30/2024	$17,627	$16,198	$32,992
10/31/2024	$17,153	$15,725	$32,692
11/30/2024	$17,871	$16,405	$34,611
12/31/2024	$16,692	$15,163	$33,786
1/31/2025	$16,863	$15,314	$34,727
2/28/2025	$17,578	$15,873	$34,274
3/31/2025	$17,060	$15,278	$32,343
4/30/2025	$16,774	$14,875	$32,124
5/31/2025	$16,936	$15,180	$34,146
6/30/2025	$16,828	$15,055	$35,882
7/31/2025	$16,650	$14,931	$36,687
8/31/2025	$17,253	$15,585	$37,431
9/30/2025	$17,375	$15,731	$38,797
10/31/2025	$17,176	$15,478	$39,706
11/30/2025	$17,590	$15,820	$39,803
12/31/2025	$17,080	$15,418	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	2.33%	5.51%	5.50%
MSCI U.S. REITs Index (Benchmark)	1.68%	5.35%	4.42%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$325,879,880
  # of Portfolio Holdings37
  Total Advisory Fees Paid$2,522,810
  Portfolio Turnover Rate50%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(2.8%)
Others (each less than 3.0%)	6.4%
REITS-Regional Malls	3.7%
Securities Lending Collateral	3.7%
REITS-Office Property	4.5%
REITS-Shopping Centers	4.9%
REITS-Storage	8.4%
REITS-Warehouse/Industrial	12.4%
REITS-Apartments	13.6%
REITS-Diversified	18.6%
REITS-Health Care	26.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.05%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Micron Technology was a key beneficiary of the AI-driven surge in demand for memory and data center infrastructure. The company has sold out its 2026 production capacity of the high-bandwidth memory chips.

+ Western Digital benefited from robust spending and favorable supply-and-demand for hard-disk drive storage.

+ Nvidia appreciated during the reporting period when the 2022 ban on shipments of Nvidia’s H20 chips to China was lifted.

Top detractors from performance:

- Marvell Technology faced competitive pressure in the AI hardware market and investor concerns about the management guidance and future AI spend, which undermined the stock’s performance.

- ON Semiconductor stock was weighed down by weak demand in its core end markets, broader industry inventory adjustments, and increased competition.

- An underweight position in Broadcom (relative to its benchmark index, the MSCI US IMI Information Technology 25/50 Index) hurt performance as strong demand for AI chips fueled the company’s financial results.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Technology (Class I)	MSCI U.S. IMI Information Technology 25/50 Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,923	$9,426	$9,504
2/29/2016	$8,628	$9,322	$9,491
3/31/2016	$9,217	$10,143	$10,135
4/30/2016	$9,194	$9,667	$10,174
5/31/2016	$9,364	$10,185	$10,357
6/30/2016	$9,054	$9,937	$10,384
7/31/2016	$9,765	$10,699	$10,766
8/31/2016	$9,824	$10,929	$10,782
9/30/2016	$10,068	$11,206	$10,784
10/31/2016	$9,561	$11,140	$10,587
11/30/2016	$9,352	$11,184	$10,979
12/31/2016	$9,339	$11,333	$11,196
1/31/2017	$9,858	$11,829	$11,408
2/28/2017	$10,276	$12,404	$11,861
3/31/2017	$10,548	$12,676	$11,875
4/30/2017	$10,944	$12,975	$11,997
5/31/2017	$11,534	$13,543	$12,166
6/30/2017	$11,273	$13,201	$12,242
7/31/2017	$11,834	$13,740	$12,494
8/31/2017	$12,144	$14,160	$12,532
9/30/2017	$12,154	$14,282	$12,790
10/31/2017	$12,894	$15,329	$13,089
11/30/2017	$12,971	$15,499	$13,490
12/31/2017	$12,961	$15,494	$13,640
1/31/2018	$14,263	$16,659	$14,421
2/28/2018	$14,160	$16,675	$13,890
3/31/2018	$13,927	$16,121	$13,537
4/30/2018	$14,110	$16,103	$13,589
5/31/2018	$14,965	$17,242	$13,916
6/30/2018	$15,141	$17,194	$14,002
7/31/2018	$15,280	$17,540	$14,523
8/31/2018	$16,161	$18,844	$14,996
9/30/2018	$16,115	$18,774	$15,081
10/31/2018	$14,276	$17,141	$14,050
11/30/2018	$14,285	$16,841	$14,337
12/31/2018	$13,193	$15,419	$13,042
1/31/2019	$14,646	$16,647	$14,087
2/28/2019	$15,351	$17,848	$14,540
3/31/2019	$15,732	$18,584	$14,822
4/30/2019	$16,746	$19,771	$15,422
5/31/2019	$15,805	$18,009	$14,442
6/30/2019	$16,644	$19,580	$15,460
7/31/2019	$17,152	$20,266	$15,682
8/31/2019	$16,611	$19,823	$15,434
9/30/2019	$16,282	$20,067	$15,723
10/31/2019	$16,776	$20,816	$16,063
11/30/2019	$17,591	$21,981	$16,646
12/31/2019	$17,984	$22,862	$17,149
1/31/2020	$18,915	$23,716	$17,142
2/29/2020	$17,989	$21,962	$15,731
3/31/2020	$16,214	$19,847	$13,788
4/30/2020	$18,665	$22,652	$15,555
5/31/2020	$20,147	$24,417	$16,296
6/30/2020	$21,223	$26,140	$16,620
7/31/2020	$22,896	$27,700	$17,558
8/31/2020	$24,949	$30,805	$18,820
9/30/2020	$23,862	$29,283	$18,105
10/31/2020	$23,023	$27,984	$17,623
11/30/2020	$25,452	$31,471	$19,552
12/31/2020	$26,480	$33,309	$20,304
1/31/2021	$26,274	$33,089	$20,099
2/28/2021	$26,984	$33,558	$20,653
3/31/2021	$26,575	$33,773	$21,558
4/30/2021	$28,265	$35,510	$22,708
5/31/2021	$27,638	$35,070	$22,867
6/30/2021	$29,476	$37,633	$23,401
7/31/2021	$29,821	$38,892	$23,956
8/31/2021	$30,799	$40,239	$24,685
9/30/2021	$29,223	$37,961	$23,537
10/31/2021	$30,952	$41,054	$25,186
11/30/2021	$30,144	$42,271	$25,011
12/31/2021	$30,150	$43,367	$26,132
1/31/2022	$27,380	$40,030	$24,780
2/28/2022	$25,951	$38,246	$24,038
3/31/2022	$26,415	$39,445	$24,931
4/30/2022	$22,940	$34,834	$22,757
5/31/2022	$22,743	$34,233	$22,798
6/30/2022	$20,695	$31,016	$20,916
7/31/2022	$22,891	$35,149	$22,845
8/31/2022	$21,543	$33,163	$21,913
9/30/2022	$19,073	$29,238	$19,895
10/31/2022	$19,769	$31,426	$21,506
11/30/2022	$20,714	$33,122	$22,708
12/31/2022	$19,278	$30,460	$21,399
1/31/2023	$21,356	$33,415	$22,744
2/28/2023	$20,781	$33,570	$22,189
3/31/2023	$22,416	$36,823	$23,004
4/30/2023	$22,595	$36,715	$23,363
5/31/2023	$24,330	$39,802	$23,464
6/30/2023	$25,387	$42,315	$25,015
7/31/2023	$26,522	$43,491	$25,818
8/31/2023	$26,603	$42,527	$25,407
9/30/2023	$25,172	$39,740	$24,196
10/31/2023	$24,801	$39,078	$23,687
11/30/2023	$28,180	$44,195	$25,850
12/31/2023	$29,625	$46,378	$27,025
1/31/2024	$31,420	$47,319	$27,479
2/29/2024	$33,610	$49,653	$28,946
3/31/2024	$34,358	$50,352	$29,878
4/30/2024	$32,505	$47,498	$28,657
5/31/2024	$35,026	$51,246	$30,078
6/30/2024	$38,062	$55,402	$31,157
7/31/2024	$37,314	$54,595	$31,537
8/31/2024	$37,765	$55,151	$32,302
9/30/2024	$38,298	$56,468	$32,992
10/31/2024	$38,356	$56,044	$32,692
11/30/2024	$40,696	$59,897	$34,611
12/31/2024	$40,719	$59,893	$33,786
1/31/2025	$39,760	$59,412	$34,727
2/28/2025	$38,690	$57,617	$34,274
3/31/2025	$34,803	$52,278	$32,343
4/30/2025	$35,110	$53,039	$32,124
5/31/2025	$38,904	$58,518	$34,146
6/30/2025	$43,225	$63,998	$35,882
7/31/2025	$45,305	$66,643	$36,687
8/31/2025	$45,420	$67,245	$37,431
9/30/2025	$49,090	$72,171	$38,797
10/31/2025	$52,549	$76,636	$39,706
11/30/2025	$49,508	$72,709	$39,803
12/31/2025	$49,943	$72,890	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	22.65%	13.53%	17.45%
MSCI U.S. IMI Information Technology 25/50 Index (Benchmark)	21.70%	16.96%	21.97%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$476,846,107
  # of Portfolio Holdings46
  Total Advisory Fees Paid$3,342,131
  Portfolio Turnover Rate52%

What did the Fund invest in?

Industry Weightings

Electronic Components-Semiconductor
42.2%
Computers
12.1%
Applications Software
9.7%
Computer Software
6.1%
Semiconductor Component - Integrated Circuit
4.7%
Securities Lending Collateral
4.3%
Computer Data Security
4.3%
Networking Products
3.9%
Computers-Memory Devices
3.1%
Others (each less than 3.0%)
11.3%
Other Assets and Liabilities, Net
(1.7%)
-20
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	(1.7%)
Others (each less than 3.0%)	11.3%
Computers-Memory Devices	3.1%
Networking Products	3.9%
Computer Data Security	4.3%
Securities Lending Collateral	4.3%
Semiconductor Component - Integrated Circuit	4.7%
Computer Software	6.1%
Applications Software	9.7%
Computers	12.1%
Electronic Components-Semiconductor	42.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.

  Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$95	0.85%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ Micron Technology was a key beneficiary of the AI-driven surge in demand for memory and data center infrastructure. The company has sold out its 2026 production capacity of the high-bandwidth memory chips.

+ Western Digital benefited from robust spending and favorable supply-and-demand for hard-disk drive storage.

+ Nvidia appreciated during the reporting period when the 2022 ban on shipments of Nvidia’s H20 chips to China was lifted.

Top detractors from performance:

- Marvell Technology faced competitive pressure in the AI hardware market and investor concerns about the management guidance and future AI spend, which undermined the stock’s performance.

- ON Semiconductor stock was weighed down by weak demand in its core end markets, broader industry inventory adjustments, and increased competition.

- An underweight position in Broadcom (relative to its benchmark index, the MSCI US IMI Information Technology 25/50 Index) hurt performance as strong demand for AI chips fueled the company’s financial results.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Technology (Class P)	MSCI U.S. IMI Information Technology 25/50 Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,925	$9,426	$9,504
2/29/2016	$8,631	$9,322	$9,491
3/31/2016	$9,222	$10,143	$10,135
4/30/2016	$9,200	$9,667	$10,174
5/31/2016	$9,372	$10,185	$10,357
6/30/2016	$9,063	$9,937	$10,384
7/31/2016	$9,777	$10,699	$10,766
8/31/2016	$9,838	$10,929	$10,782
9/30/2016	$10,085	$11,206	$10,784
10/31/2016	$9,578	$11,140	$10,587
11/30/2016	$9,370	$11,184	$10,979
12/31/2016	$9,359	$11,333	$11,196
1/31/2017	$9,881	$11,829	$11,408
2/28/2017	$10,301	$12,404	$11,861
3/31/2017	$10,575	$12,676	$11,875
4/30/2017	$10,975	$12,975	$11,997
5/31/2017	$11,569	$13,543	$12,166
6/30/2017	$11,309	$13,201	$12,242
7/31/2017	$11,874	$13,740	$12,494
8/31/2017	$12,187	$14,160	$12,532
9/30/2017	$12,200	$14,282	$12,790
10/31/2017	$12,944	$15,329	$13,089
11/30/2017	$13,024	$15,499	$13,490
12/31/2017	$13,016	$15,494	$13,640
1/31/2018	$14,326	$16,659	$14,421
2/28/2018	$14,226	$16,675	$13,890
3/31/2018	$13,994	$16,121	$13,537
4/30/2018	$14,180	$16,103	$13,589
5/31/2018	$15,042	$17,242	$13,916
6/30/2018	$15,221	$17,194	$14,002
7/31/2018	$15,363	$17,540	$14,523
8/31/2018	$16,252	$18,844	$14,996
9/30/2018	$16,209	$18,774	$15,081
10/31/2018	$14,362	$17,141	$14,050
11/30/2018	$14,373	$16,841	$14,337
12/31/2018	$13,277	$15,419	$13,042
1/31/2019	$14,743	$16,647	$14,087
2/28/2019	$15,455	$17,848	$14,540
3/31/2019	$15,841	$18,584	$14,822
4/30/2019	$16,865	$19,771	$15,422
5/31/2019	$15,921	$18,009	$14,442
6/30/2019	$16,770	$19,580	$15,460
7/31/2019	$17,284	$20,266	$15,682
8/31/2019	$16,743	$19,823	$15,434
9/30/2019	$16,414	$20,067	$15,723
10/31/2019	$16,915	$20,816	$16,063
11/30/2019	$17,740	$21,981	$16,646
12/31/2019	$18,140	$22,862	$17,149
1/31/2020	$19,082	$23,716	$17,142
2/29/2020	$18,151	$21,962	$15,731
3/31/2020	$16,363	$19,847	$13,788
4/30/2020	$18,840	$22,652	$15,555
5/31/2020	$20,339	$24,417	$16,296
6/30/2020	$21,428	$26,140	$16,620
7/31/2020	$23,122	$27,700	$17,558
8/31/2020	$25,200	$30,805	$18,820
9/30/2020	$24,106	$29,283	$18,105
10/31/2020	$23,262	$27,984	$17,623
11/30/2020	$25,721	$31,471	$19,552
12/31/2020	$26,764	$33,309	$20,304
1/31/2021	$26,561	$33,089	$20,099
2/28/2021	$27,283	$33,558	$20,653
3/31/2021	$26,873	$33,773	$21,558
4/30/2021	$28,587	$35,510	$22,708
5/31/2021	$27,958	$35,070	$22,867
6/30/2021	$29,822	$37,633	$23,401
7/31/2021	$30,176	$38,892	$23,956
8/31/2021	$31,171	$40,239	$24,685
9/30/2021	$29,581	$37,961	$23,537
10/31/2021	$31,337	$41,054	$25,186
11/30/2021	$30,523	$42,271	$25,011
12/31/2021	$30,535	$43,367	$26,132
1/31/2022	$27,734	$40,030	$24,780
2/28/2022	$26,291	$38,246	$24,038
3/31/2022	$26,766	$39,445	$24,931
4/30/2022	$23,248	$34,834	$22,757
5/31/2022	$23,053	$34,233	$22,798
6/30/2022	$20,981	$31,016	$20,916
7/31/2022	$23,210	$35,149	$22,845
8/31/2022	$21,848	$33,163	$21,913
9/30/2022	$19,346	$29,238	$19,895
10/31/2022	$20,055	$31,426	$21,506
11/30/2022	$21,018	$33,122	$22,708
12/31/2022	$19,564	$30,460	$21,399
1/31/2023	$21,676	$33,415	$22,744
2/28/2023	$21,096	$33,570	$22,189
3/31/2023	$22,759	$36,823	$23,004
4/30/2023	$22,945	$36,715	$23,363
5/31/2023	$24,711	$39,802	$23,464
6/30/2023	$25,788	$42,315	$25,015
7/31/2023	$26,946	$43,491	$25,818
8/31/2023	$27,034	$42,527	$25,407
9/30/2023	$25,584	$39,740	$24,196
10/31/2023	$25,210	$39,078	$23,687
11/30/2023	$28,650	$44,195	$25,850
12/31/2023	$30,125	$46,378	$27,025
1/31/2024	$31,955	$47,319	$27,479
2/29/2024	$34,187	$49,653	$28,946
3/31/2024	$34,954	$50,352	$29,878
4/30/2024	$33,075	$47,498	$28,657
5/31/2024	$35,646	$51,246	$30,078
6/30/2024	$38,742	$55,402	$31,157
7/31/2024	$37,987	$54,595	$31,537
8/31/2024	$38,452	$55,151	$32,302
9/30/2024	$39,001	$56,468	$32,992
10/31/2024	$39,067	$56,044	$32,692
11/30/2024	$41,458	$59,897	$34,611
12/31/2024	$41,488	$59,893	$33,786
1/31/2025	$40,517	$59,412	$34,727
2/28/2025	$39,434	$57,617	$34,274
3/31/2025	$35,477	$52,278	$32,343
4/30/2025	$35,796	$53,039	$32,124
5/31/2025	$39,672	$58,518	$34,146
6/30/2025	$44,085	$63,998	$35,882
7/31/2025	$46,215	$66,643	$36,687
8/31/2025	$46,340	$67,245	$37,431
9/30/2025	$50,092	$72,171	$38,797
10/31/2025	$53,631	$76,636	$39,706
11/30/2025	$50,535	$72,709	$39,803
12/31/2025	$50,988	$72,890	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	22.90%	13.76%	17.69%
MSCI U.S. IMI Information Technology 25/50 Index (Benchmark)	21.70%	16.96%	21.97%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$476,846,107
  # of Portfolio Holdings46
  Total Advisory Fees Paid$3,342,131
  Portfolio Turnover Rate52%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	(1.7%)
Others (each less than 3.0%)	11.3%
Computers-Memory Devices	3.1%
Networking Products	3.9%
Computer Data Security	4.3%
Securities Lending Collateral	4.3%
Semiconductor Component - Integrated Circuit	4.7%
Computer Software	6.1%
Applications Software	9.7%
Computers	12.1%
Electronic Components-Semiconductor	42.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program and small number of holdings for the Fund were added during the reporting period.

  Securities Lending Risk and Small Number of Holdings Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified (Class I)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,077	$10,091	$10,033	$10,070
6/30/2021	$10,198	$10,216	$10,103	$10,305
7/31/2021	$10,337	$10,346	$10,216	$10,550
8/31/2021	$10,489	$10,509	$10,197	$10,870
9/30/2021	$10,176	$10,202	$10,108	$10,365
10/31/2021	$10,603	$10,559	$10,106	$11,091
11/30/2021	$10,433	$10,467	$10,136	$11,014
12/31/2021	$10,700	$10,733	$10,110	$11,508
1/31/2022	$10,258	$10,331	$9,892	$10,912
2/28/2022	$10,031	$10,115	$9,781	$10,586
3/31/2022	$10,073	$10,174	$9,510	$10,979
4/30/2022	$9,444	$9,524	$9,149	$10,021
5/31/2022	$9,424	$9,567	$9,208	$10,040
6/30/2022	$8,866	$9,028	$9,063	$9,211
7/31/2022	$9,376	$9,537	$9,285	$10,060
8/31/2022	$9,015	$9,209	$9,022	$9,650
9/30/2022	$8,371	$8,530	$8,633	$8,761
10/31/2022	$8,712	$8,835	$8,521	$9,471
11/30/2022	$9,243	$9,343	$8,834	$10,000
12/31/2022	$8,925	$9,074	$8,794	$9,424
1/31/2023	$9,446	$9,552	$9,065	$10,016
2/28/2023	$9,216	$9,298	$8,830	$9,771
3/31/2023	$9,393	$9,580	$9,055	$10,130
4/30/2023	$9,448	$9,696	$9,110	$10,288
5/31/2023	$9,388	$9,620	$9,010	$10,333
6/30/2023	$9,717	$9,957	$8,978	$11,016
7/31/2023	$9,932	$10,159	$8,972	$11,370
8/31/2023	$9,810	$9,991	$8,915	$11,189
9/30/2023	$9,445	$9,628	$8,688	$10,655
10/31/2023	$9,216	$9,416	$8,551	$10,431
11/30/2023	$9,904	$10,101	$8,938	$11,384
12/31/2023	$10,333	$10,538	$9,281	$11,901
1/31/2024	$10,381	$10,591	$9,255	$12,101
2/29/2024	$10,672	$10,826	$9,124	$12,747
3/31/2024	$10,932	$11,073	$9,209	$13,157
4/30/2024	$10,557	$10,728	$8,976	$12,620
5/31/2024	$10,895	$11,087	$9,128	$13,246
6/30/2024	$11,098	$11,306	$9,215	$13,721
7/31/2024	$11,278	$11,513	$9,430	$13,888
8/31/2024	$11,490	$11,754	$9,565	$14,225
9/30/2024	$11,718	$11,977	$9,693	$14,529
10/31/2024	$11,477	$11,722	$9,453	$14,397
11/30/2024	$11,957	$12,065	$9,553	$15,242
12/31/2024	$11,592	$11,821	$9,397	$14,879
1/31/2025	$11,851	$12,066	$9,446	$15,293
2/28/2025	$11,795	$12,126	$9,654	$15,093
3/31/2025	$11,406	$11,817	$9,658	$14,243
4/30/2025	$11,396	$11,863	$9,696	$14,146
5/31/2025	$11,820	$12,247	$9,626	$15,037
6/30/2025	$12,214	$12,665	$9,774	$15,801
7/31/2025	$12,304	$12,774	$9,749	$16,156
8/31/2025	$12,568	$13,018	$9,865	$16,484
9/30/2025	$12,837	$13,359	$9,973	$17,085
10/31/2025	$12,981	$13,573	$10,035	$17,485
11/30/2025	$13,027	$13,622	$10,098	$17,528
12/31/2025	$13,090	$13,679	$10,083	$17,539

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class I	12.92%	5.93%
ESG Diversified Composite Benchmark	15.71%	6.93%
Bloomberg US Aggregate Bond Index	7.30%	0.18%
S&P 500® Index	17.88%	12.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$29,729,256
  # of Portfolio Holdings8
  Total Advisory Fees Paid$58,912
  Portfolio Turnover Rate44%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
63.5%
Fixed Income Mutual Funds
36.6%
Other Assets & Liabilities, Net
(0.1%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	36.6%
Equity Mutual Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified (Class P)	ESG Diversified Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2021	$10,000	$10,000	$10,000	$10,000
4/30/2021	$10,000	$10,000	$10,000	$10,000
5/31/2021	$10,079	$10,091	$10,033	$10,070
6/30/2021	$10,201	$10,216	$10,103	$10,305
7/31/2021	$10,342	$10,346	$10,216	$10,550
8/31/2021	$10,497	$10,509	$10,197	$10,870
9/30/2021	$10,184	$10,202	$10,108	$10,365
10/31/2021	$10,613	$10,559	$10,106	$11,091
11/30/2021	$10,446	$10,467	$10,136	$11,014
12/31/2021	$10,715	$10,733	$10,110	$11,508
1/31/2022	$10,274	$10,331	$9,892	$10,912
2/28/2022	$10,048	$10,115	$9,781	$10,586
3/31/2022	$10,092	$10,174	$9,510	$10,979
4/30/2022	$9,463	$9,524	$9,149	$10,021
5/31/2022	$9,445	$9,567	$9,208	$10,040
6/30/2022	$8,887	$9,028	$9,063	$9,211
7/31/2022	$9,400	$9,537	$9,285	$10,060
8/31/2022	$9,039	$9,209	$9,022	$9,650
9/30/2022	$8,395	$8,530	$8,633	$8,761
10/31/2022	$8,738	$8,835	$8,521	$9,471
11/30/2022	$9,273	$9,343	$8,834	$10,000
12/31/2022	$8,955	$9,074	$8,794	$9,424
1/31/2023	$9,479	$9,552	$9,065	$10,016
2/28/2023	$9,250	$9,298	$8,830	$9,771
3/31/2023	$9,429	$9,580	$9,055	$10,130
4/30/2023	$9,486	$9,696	$9,110	$10,288
5/31/2023	$9,427	$9,620	$9,010	$10,333
6/30/2023	$9,759	$9,957	$8,978	$11,016
7/31/2023	$9,977	$10,159	$8,972	$11,370
8/31/2023	$9,856	$9,991	$8,915	$11,189
9/30/2023	$9,491	$9,628	$8,688	$10,655
10/31/2023	$9,263	$9,416	$8,551	$10,431
11/30/2023	$9,955	$10,101	$8,938	$11,384
12/31/2023	$10,389	$10,538	$9,281	$11,901
1/31/2024	$10,439	$10,591	$9,255	$12,101
2/29/2024	$10,732	$10,826	$9,124	$12,747
3/31/2024	$10,997	$11,073	$9,209	$13,157
4/30/2024	$10,620	$10,728	$8,976	$12,620
5/31/2024	$10,962	$11,087	$9,128	$13,246
6/30/2024	$11,169	$11,306	$9,215	$13,721
7/31/2024	$11,352	$11,513	$9,430	$13,888
8/31/2024	$11,567	$11,754	$9,565	$14,225
9/30/2024	$11,799	$11,977	$9,693	$14,529
10/31/2024	$11,558	$11,722	$9,453	$14,397
11/30/2024	$12,043	$12,065	$9,553	$15,242
12/31/2024	$11,677	$11,821	$9,397	$14,879
1/31/2025	$11,940	$12,066	$9,446	$15,293
2/28/2025	$11,886	$12,126	$9,654	$15,093
3/31/2025	$11,496	$11,817	$9,658	$14,243
4/30/2025	$11,488	$11,863	$9,696	$14,146
5/31/2025	$11,917	$12,247	$9,626	$15,037
6/30/2025	$12,317	$12,665	$9,774	$15,801
7/31/2025	$12,409	$12,774	$9,749	$16,156
8/31/2025	$12,678	$13,018	$9,865	$16,484
9/30/2025	$12,951	$13,359	$9,973	$17,085
10/31/2025	$13,098	$13,573	$10,035	$17,485
11/30/2025	$13,147	$13,622	$10,098	$17,528
12/31/2025	$13,213	$13,679	$10,083	$17,539

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2021
Class P	13.15%	6.14%
ESG Diversified Composite Benchmark	15.71%	6.93%
Bloomberg US Aggregate Bond Index	7.30%	0.18%
S&P 500® Index	17.88%	12.77%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$29,729,256
  # of Portfolio Holdings8
  Total Advisory Fees Paid$58,912
  Portfolio Turnover Rate44%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	36.6%
Equity Mutual Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.50%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark, benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified Growth (Class I)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,771	$9,874	$10,030	$9,931
12/31/2021	$10,109	$10,216	$10,004	$10,376
1/31/2022	$9,626	$9,780	$9,788	$9,839
2/28/2022	$9,389	$9,544	$9,679	$9,544
3/31/2022	$9,483	$9,706	$9,410	$9,899
4/30/2022	$8,813	$9,003	$9,053	$9,035
5/31/2022	$8,785	$9,037	$9,112	$9,052
6/30/2022	$8,187	$8,406	$8,969	$8,305
7/31/2022	$8,710	$8,970	$9,188	$9,071
8/31/2022	$8,342	$8,642	$8,928	$8,701
9/30/2022	$7,658	$7,917	$8,542	$7,899
10/31/2022	$8,064	$8,328	$8,432	$8,539
11/30/2022	$8,640	$8,865	$8,742	$9,016
12/31/2022	$8,281	$8,538	$8,702	$8,497
1/31/2023	$8,837	$9,050	$8,970	$9,031
2/28/2023	$8,608	$8,808	$8,738	$8,810
3/31/2023	$8,771	$9,089	$8,960	$9,134
4/30/2023	$8,820	$9,217	$9,014	$9,276
5/31/2023	$8,753	$9,154	$8,916	$9,317
6/30/2023	$9,143	$9,593	$8,885	$9,932
7/31/2023	$9,389	$9,854	$8,878	$10,251
8/31/2023	$9,229	$9,658	$8,822	$10,088
9/30/2023	$8,857	$9,272	$8,597	$9,607
10/31/2023	$8,620	$9,049	$8,462	$9,405
11/30/2023	$9,314	$9,790	$8,845	$10,264
12/31/2023	$9,744	$10,230	$9,184	$10,730
1/31/2024	$9,782	$10,307	$9,158	$10,910
2/29/2024	$10,129	$10,661	$9,029	$11,493
3/31/2024	$10,409	$10,953	$9,112	$11,863
4/30/2024	$10,034	$10,590	$8,882	$11,378
5/31/2024	$10,391	$11,002	$9,033	$11,943
6/30/2024	$10,600	$11,258	$9,118	$12,371
7/31/2024	$10,760	$11,445	$9,331	$12,522
8/31/2024	$10,978	$11,709	$9,465	$12,825
9/30/2024	$11,216	$11,954	$9,592	$13,099
10/31/2024	$10,978	$11,712	$9,354	$12,980
11/30/2024	$11,484	$12,128	$9,453	$13,742
12/31/2024	$11,096	$11,868	$9,298	$13,415
1/31/2025	$11,387	$12,175	$9,348	$13,788
2/28/2025	$11,283	$12,167	$9,553	$13,609
3/31/2025	$10,855	$11,751	$9,557	$12,842
4/30/2025	$10,846	$11,797	$9,595	$12,755
5/31/2025	$11,354	$12,334	$9,526	$13,558
6/30/2025	$11,776	$12,832	$9,672	$14,247
7/31/2025	$11,868	$12,990	$9,647	$14,567
8/31/2025	$12,167	$13,269	$9,762	$14,862
9/30/2025	$12,466	$13,685	$9,869	$15,404
10/31/2025	$12,621	$13,949	$9,930	$15,765
11/30/2025	$12,657	$13,986	$9,992	$15,804
12/31/2025	$12,745	$14,071	$9,977	$15,813

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class I	14.85%	5.98%
ESG Diversified Growth Composite Benchmark	18.57%	8.52%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)
S&P 500® Index	17.88%	11.60%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$13,573,880
  # of Portfolio Holdings8
  Total Advisory Fees Paid$43,969
  Portfolio Turnover Rate62%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
79.1%
Fixed Income Mutual Funds
21.1%
Other Assets & Liabilities, Net
(0.2%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	21.1%
Equity Mutual Funds	79.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$32	0.30%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ An overweight to equities relative to the Composite Benchmark primarily contributed to performance.

+ An overweight to large capitalization growth stocks relative to the Composite Benchmark, benefitted from the continued enthusiasm over artificial intelligence.

+ The Calvert Green Bond Fund outperformed its benchmark and contributed to performance.

Top detractors from performance:

- The Calvert Small-Cap Fund lagged behind its benchmark and detracted from performance.

- The Fidelity US Sustainability Index Fund underperformed relative to its benchmark and detracted from performance.

- An allocation to mid-capitalization stocks detracted from performance.

- Exposure to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	ESG Diversified Growth (Class P)	ESG Diversified Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/29/2021	$10,000	$10,000	$10,000	$10,000
10/31/2021	$10,000	$10,000	$10,000	$10,000
11/30/2021	$9,773	$9,874	$10,030	$9,931
12/31/2021	$10,112	$10,216	$10,004	$10,376
1/31/2022	$9,631	$9,780	$9,788	$9,839
2/28/2022	$9,396	$9,544	$9,679	$9,544
3/31/2022	$9,491	$9,706	$9,410	$9,899
4/30/2022	$8,822	$9,003	$9,053	$9,035
5/31/2022	$8,796	$9,037	$9,112	$9,052
6/30/2022	$8,198	$8,406	$8,969	$8,305
7/31/2022	$8,723	$8,970	$9,188	$9,071
8/31/2022	$8,356	$8,642	$8,928	$8,701
9/30/2022	$7,673	$7,917	$8,542	$7,899
10/31/2022	$8,080	$8,328	$8,432	$8,539
11/30/2022	$8,659	$8,865	$8,742	$9,016
12/31/2022	$8,295	$8,538	$8,702	$8,497
1/31/2023	$8,853	$9,050	$8,970	$9,031
2/28/2023	$8,626	$8,808	$8,738	$8,810
3/31/2023	$8,791	$9,089	$8,960	$9,134
4/30/2023	$8,841	$9,217	$9,014	$9,276
5/31/2023	$8,776	$9,154	$8,916	$9,317
6/30/2023	$9,168	$9,593	$8,885	$9,932
7/31/2023	$9,416	$9,854	$8,878	$10,251
8/31/2023	$9,257	$9,658	$8,822	$10,088
9/30/2023	$8,885	$9,272	$8,597	$9,607
10/31/2023	$8,649	$9,049	$8,462	$9,405
11/30/2023	$9,347	$9,790	$8,845	$10,264
12/31/2023	$9,780	$10,230	$9,184	$10,730
1/31/2024	$9,820	$10,307	$9,158	$10,910
2/29/2024	$10,170	$10,661	$9,029	$11,493
3/31/2024	$10,453	$10,953	$9,112	$11,863
4/30/2024	$10,078	$10,590	$8,882	$11,378
5/31/2024	$10,439	$11,002	$9,033	$11,943
6/30/2024	$10,650	$11,258	$9,118	$12,371
7/31/2024	$10,813	$11,445	$9,331	$12,522
8/31/2024	$11,033	$11,709	$9,465	$12,825
9/30/2024	$11,275	$11,954	$9,592	$13,099
10/31/2024	$11,037	$11,712	$9,354	$12,980
11/30/2024	$11,547	$12,128	$9,453	$13,742
12/31/2024	$11,160	$11,868	$9,298	$13,415
1/31/2025	$11,454	$12,175	$9,348	$13,788
2/28/2025	$11,351	$12,167	$9,553	$13,609
3/31/2025	$10,923	$11,751	$9,557	$12,842
4/30/2025	$10,916	$11,797	$9,595	$12,755
5/31/2025	$11,428	$12,334	$9,526	$13,558
6/30/2025	$11,855	$12,832	$9,672	$14,247
7/31/2025	$11,950	$12,990	$9,647	$14,567
8/31/2025	$12,252	$13,269	$9,762	$14,862
9/30/2025	$12,556	$13,685	$9,869	$15,404
10/31/2025	$12,714	$13,949	$9,930	$15,765
11/30/2025	$12,753	$13,986	$9,992	$15,804
12/31/2025	$12,843	$14,071	$9,977	$15,813

Average Annual Total Returns (%)

Fund	1 Year	Since Inception October 29, 2021
Class P	15.08%	6.18%
ESG Diversified Growth Composite Benchmark	18.57%	8.52%
Bloomberg US Aggregate Bond Index	7.30%	(0.05%)
S&P 500® Index	17.88%	11.60%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$13,573,880
  # of Portfolio Holdings8
  Total Advisory Fees Paid$43,969
  Portfolio Turnover Rate62%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Fixed Income Mutual Funds	21.1%
Equity Mutual Funds	79.1%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  ESG Underlying Funds managed by Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC) were removed from the Fund during the reporting period.

  Disclosure was amended during the reporting period regarding minimum ESG ratings based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

  Securities Lending Risk, High Yield/High Risk or “Junk” Securities Risk, Emerging Markets Risk, Small-Capitalization Companies Risk and Interest Rate Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Capital Appreciation Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of October 31, 2025 (Fund Inception) to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a$10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.99%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$47,772,809
  # of Portfolio Holdings165
  Total Advisory Fees Paid$43,267
  Portfolio Turnover Rate12%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Common Stocks
63.7%
U.S. Treasury Obligations
16.3%
Senior Loan Notes
9.7%
Corporate Bonds & Notes
7.5%
Others (each less than 3.0%)
0.1%
Derivatives
(0.0%)
Other Assets and Liabilities, Net
2.7%
0
30
60
90

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.1%
Corporate Bonds & Notes	7.5%
Senior Loan Notes	9.7%
U.S. Treasury Obligations	16.3%
Common Stocks	63.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Capital Appreciation Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Capital Appreciation Portfolio (the "Fund") for the period of October 31, 2025 (Fund Inception) to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized; cost of a $10,000 investment is calculated from Fund inception; cost of a$10,000 investment will be higher for a full year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.79%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$47,772,809
  # of Portfolio Holdings165
  Total Advisory Fees Paid$43,267
  Portfolio Turnover Rate12%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	2.7%
Derivatives	(0.0%)
Others (each less than 3.0%)	0.1%
Corporate Bonds & Notes	7.5%
Senior Loan Notes	9.7%
U.S. Treasury Obligations	16.3%
Common Stocks	63.7%

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.42%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® International Equity ETF outperformed its benchmark and primarily contributed to performance.

+ The Avantis® Emerging Markets Equity ETF outperformed its benchmark and contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The exposure to real estate detracted from performance.

- The overweight to short duration bonds detracted from performance.

- The exposure to small-capitalization value stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PSF Avantis Balanced Allocation (Class I)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/29/2016	$10,000	$10,000	$10,000	$10,000
4/30/2016	$10,000	$9,996	$10,000	$10,000
5/31/2016	$10,053	$10,064	$10,003	$10,180
6/30/2016	$10,081	$10,097	$10,182	$10,206
7/31/2016	$10,358	$10,367	$10,247	$10,582
8/31/2016	$10,379	$10,370	$10,235	$10,597
9/30/2016	$10,419	$10,388	$10,229	$10,599
10/31/2016	$10,246	$10,239	$10,151	$10,406
11/30/2016	$10,431	$10,282	$9,911	$10,791
12/31/2016	$10,572	$10,432	$9,925	$11,004
1/31/2017	$10,710	$10,575	$9,944	$11,213
2/28/2017	$10,899	$10,815	$10,011	$11,658
3/31/2017	$10,930	$10,863	$10,006	$11,672
4/30/2017	$11,038	$10,988	$10,083	$11,792
5/31/2017	$11,126	$11,152	$10,160	$11,958
6/30/2017	$11,177	$11,176	$10,150	$12,032
7/31/2017	$11,343	$11,347	$10,194	$12,280
8/31/2017	$11,377	$11,402	$10,285	$12,317
9/30/2017	$11,537	$11,529	$10,236	$12,572
10/31/2017	$11,677	$11,679	$10,242	$12,865
11/30/2017	$11,840	$11,853	$10,229	$13,259
12/31/2017	$11,944	$11,962	$10,276	$13,407
1/31/2018	$12,240	$12,305	$10,158	$14,174
2/28/2018	$11,902	$11,971	$10,061	$13,652
3/31/2018	$11,810	$11,833	$10,126	$13,305
4/30/2018	$11,811	$11,859	$10,051	$13,356
5/31/2018	$11,941	$11,981	$10,122	$13,678
6/30/2018	$11,918	$11,986	$10,110	$13,762
7/31/2018	$12,136	$12,232	$10,112	$14,274
8/31/2018	$12,287	$12,408	$10,177	$14,739
9/30/2018	$12,267	$12,424	$10,112	$14,823
10/31/2018	$11,642	$11,854	$10,032	$13,810
11/30/2018	$11,743	$11,989	$10,092	$14,091
12/31/2018	$11,205	$11,502	$10,277	$12,819
1/31/2019	$11,811	$12,080	$10,386	$13,846
2/28/2019	$12,039	$12,297	$10,380	$14,291
3/31/2019	$12,189	$12,511	$10,580	$14,569
4/30/2019	$12,480	$12,793	$10,582	$15,158
5/31/2019	$12,042	$12,426	$10,770	$14,195
6/30/2019	$12,615	$12,993	$10,906	$15,196
7/31/2019	$12,655	$13,064	$10,930	$15,414
8/31/2019	$12,575	$13,055	$11,213	$15,170
9/30/2019	$12,747	$13,193	$11,153	$15,454
10/31/2019	$12,958	$13,409	$11,187	$15,788
11/30/2019	$13,180	$13,648	$11,181	$16,362
12/31/2019	$13,418	$13,896	$11,173	$16,855
1/31/2020	$13,384	$13,957	$11,388	$16,849
2/29/2020	$12,786	$13,351	$11,593	$15,462
3/31/2020	$11,445	$12,310	$11,525	$13,552
4/30/2020	$12,368	$13,227	$11,730	$15,289
5/31/2020	$12,819	$13,622	$11,784	$16,018
6/30/2020	$13,064	$13,848	$11,859	$16,336
7/31/2020	$13,491	$14,330	$12,036	$17,257
8/31/2020	$13,978	$14,858	$11,939	$18,498
9/30/2020	$13,696	$14,543	$11,932	$17,795
10/31/2020	$13,491	$14,256	$11,879	$17,322
11/30/2020	$14,599	$15,345	$11,995	$19,218
12/31/2020	$15,042	$15,726	$12,012	$19,957
1/31/2021	$14,951	$15,585	$11,926	$19,755
2/28/2021	$15,215	$15,741	$11,753	$20,300
3/31/2021	$15,487	$16,026	$11,607	$21,189
4/30/2021	$15,936	$16,534	$11,698	$22,320
5/31/2021	$16,138	$16,689	$11,737	$22,476
6/30/2021	$16,251	$16,883	$11,819	$23,000
7/31/2021	$16,469	$17,158	$11,951	$23,547
8/31/2021	$16,663	$17,425	$11,928	$24,263
9/30/2021	$16,195	$16,924	$11,825	$23,134
10/31/2021	$16,669	$17,518	$11,822	$24,755
11/30/2021	$16,472	$17,362	$11,857	$24,583
12/31/2021	$16,923	$17,828	$11,827	$25,685
1/31/2022	$16,282	$17,130	$11,572	$24,356
2/28/2022	$16,028	$16,777	$11,443	$23,627
3/31/2022	$16,032	$16,887	$11,125	$24,504
4/30/2022	$15,041	$15,804	$10,703	$22,367
5/31/2022	$15,190	$15,876	$10,772	$22,408
6/30/2022	$14,243	$14,965	$10,603	$20,559
7/31/2022	$15,080	$15,845	$10,862	$22,454
8/31/2022	$14,538	$15,262	$10,555	$21,538
9/30/2022	$13,471	$14,151	$10,099	$19,555
10/31/2022	$14,126	$14,708	$9,968	$21,138
11/30/2022	$14,859	$15,543	$10,335	$22,319
12/31/2022	$14,385	$15,113	$10,288	$21,033
1/31/2023	$15,176	$15,910	$10,604	$22,355
2/28/2023	$14,782	$15,521	$10,330	$21,809
3/31/2023	$14,956	$15,993	$10,593	$22,610
4/30/2023	$15,049	$16,212	$10,657	$22,963
5/31/2023	$14,797	$16,070	$10,541	$23,063
6/30/2023	$15,352	$16,635	$10,503	$24,587
7/31/2023	$15,737	$16,951	$10,496	$25,377
8/31/2023	$15,458	$16,689	$10,429	$24,973
9/30/2023	$14,936	$16,076	$10,164	$23,782
10/31/2023	$14,556	$15,725	$10,003	$23,282
11/30/2023	$15,578	$16,875	$10,456	$25,408
12/31/2023	$16,375	$17,612	$10,857	$26,562
1/31/2024	$16,369	$17,741	$10,827	$27,009
2/29/2024	$16,747	$18,116	$10,674	$28,451
3/31/2024	$17,202	$18,535	$10,773	$29,366
4/30/2024	$16,561	$17,936	$10,500	$28,167
5/31/2024	$17,183	$18,562	$10,678	$29,564
6/30/2024	$17,406	$18,887	$10,780	$30,624
7/31/2024	$17,743	$19,250	$11,031	$30,997
8/31/2024	$18,036	$19,664	$11,190	$31,749
9/30/2024	$18,326	$19,986	$11,340	$32,427
10/31/2024	$18,000	$19,543	$11,058	$32,133
11/30/2024	$18,795	$20,125	$11,175	$34,019
12/31/2024	$18,265	$19,709	$10,992	$33,208
1/31/2025	$18,700	$20,153	$11,051	$34,133
2/28/2025	$18,604	$20,271	$11,294	$33,688
3/31/2025	$17,993	$19,748	$11,298	$31,790
4/30/2025	$17,997	$19,854	$11,343	$31,574
5/31/2025	$18,750	$20,496	$11,261	$33,561
6/30/2025	$19,443	$21,159	$11,435	$35,268
7/31/2025	$19,644	$21,306	$11,404	$36,060
8/31/2025	$20,111	$21,738	$11,541	$36,791
9/30/2025	$20,533	$22,252	$11,667	$38,134
10/31/2025	$20,778	$22,582	$11,740	$39,026
11/30/2025	$20,931	$22,684	$11,813	$39,122
12/31/2025	$21,045	$22,779	$11,795	$39,146

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception April 29, 2016
Class I	15.22%	6.95%	7.99%
PSF Avantis Balanced Allocation Composite Benchmark	15.57%	7.69%	8.88%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	1.72%
S&P 500® Index	17.88%	14.42%	15.15%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$308,650,744
  # of Portfolio Holdings14
  Total Advisory Fees Paid$562,833
  Portfolio Turnover Rate45%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Exchange-Traded Funds
61.2%
Fixed Income Exchange-Traded Funds
20.8%
Fixed Income Mutual Funds
15.1%
Securities Lending Collateral
14.4%
Equity Mutual Funds
2.9%
Other Assets & Liabilities, Net
(14.4%)
-30
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(14.4%)
Equity Mutual Funds	2.9%
Securities Lending Collateral	14.4%
Fixed Income Mutual Funds	15.1%
Fixed Income Exchange-Traded Funds	20.8%
Equity Exchange-Traded Funds	61.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.

  Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.

  Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.22%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The Avantis® International Equity ETF outperformed its benchmark and primarily contributed to performance.

+ The Avantis® Emerging Markets Equity ETF outperformed its benchmark and contributed to performance.

+ The underweight to short-term bonds relative to the Composite Benchmark also contributed to performance.

Top detractors from performance:

- The exposure to real estate detracted from performance.

- The overweight to short duration bonds detracted from performance.

- The exposure to small-capitalization value stocks detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PSF Avantis Balanced Allocation (Class P)	PSF Avantis Balanced Allocation Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,995	$10,010	$10,053	$9,970
11/30/2019	$10,168	$10,189	$10,048	$10,332
12/31/2019	$10,353	$10,374	$10,041	$10,644
1/31/2020	$10,330	$10,420	$10,234	$10,640
2/29/2020	$9,870	$9,967	$10,419	$9,764
3/31/2020	$8,837	$9,190	$10,357	$8,558
4/30/2020	$9,552	$9,875	$10,542	$9,655
5/31/2020	$9,903	$10,169	$10,591	$10,115
6/30/2020	$10,093	$10,338	$10,657	$10,316
7/31/2020	$10,426	$10,698	$10,816	$10,898
8/31/2020	$10,805	$11,092	$10,729	$11,681
9/30/2020	$10,589	$10,857	$10,723	$11,237
10/31/2020	$10,433	$10,643	$10,675	$10,939
11/30/2020	$11,292	$11,456	$10,780	$12,136
12/31/2020	$11,637	$11,740	$10,795	$12,603
1/31/2021	$11,569	$11,635	$10,718	$12,475
2/28/2021	$11,775	$11,751	$10,563	$12,819
3/31/2021	$11,988	$11,964	$10,431	$13,381
4/30/2021	$12,339	$12,344	$10,513	$14,095
5/31/2021	$12,498	$12,459	$10,548	$14,193
6/30/2021	$12,588	$12,604	$10,622	$14,525
7/31/2021	$12,759	$12,809	$10,741	$14,870
8/31/2021	$12,913	$13,008	$10,720	$15,322
9/30/2021	$12,552	$12,635	$10,627	$14,609
10/31/2021	$12,923	$13,078	$10,624	$15,633
11/30/2021	$12,773	$12,961	$10,656	$15,524
12/31/2021	$13,125	$13,309	$10,629	$16,220
1/31/2022	$12,631	$12,788	$10,400	$15,381
2/28/2022	$12,436	$12,525	$10,284	$14,920
3/31/2022	$12,442	$12,607	$9,998	$15,474
4/30/2022	$11,675	$11,799	$9,618	$14,125
5/31/2022	$11,793	$11,852	$9,680	$14,151
6/30/2022	$11,060	$11,172	$9,529	$12,983
7/31/2022	$11,713	$11,829	$9,761	$14,180
8/31/2022	$11,294	$11,394	$9,486	$13,602
9/30/2022	$10,467	$10,565	$9,076	$12,349
10/31/2022	$10,979	$10,980	$8,958	$13,349
11/30/2022	$11,551	$11,603	$9,288	$14,095
12/31/2022	$11,185	$11,283	$9,246	$13,283
1/31/2023	$11,802	$11,878	$9,530	$14,117
2/28/2023	$11,498	$11,587	$9,284	$13,773
3/31/2023	$11,636	$11,940	$9,520	$14,278
4/30/2023	$11,710	$12,103	$9,577	$14,501
5/31/2023	$11,516	$11,997	$9,473	$14,564
6/30/2023	$11,952	$12,419	$9,439	$15,527
7/31/2023	$12,253	$12,655	$9,433	$16,025
8/31/2023	$12,039	$12,459	$9,372	$15,770
9/30/2023	$11,635	$12,001	$9,134	$15,018
10/31/2023	$11,341	$11,739	$8,990	$14,703
11/30/2023	$12,140	$12,598	$9,397	$16,045
12/31/2023	$12,764	$13,148	$9,757	$16,774
1/31/2024	$12,762	$13,245	$9,730	$17,056
2/29/2024	$13,059	$13,524	$9,593	$17,967
3/31/2024	$13,417	$13,837	$9,681	$18,545
4/30/2024	$12,919	$13,390	$9,437	$17,788
5/31/2024	$13,408	$13,857	$9,597	$18,670
6/30/2024	$13,584	$14,100	$9,688	$19,339
7/31/2024	$13,850	$14,371	$9,914	$19,575
8/31/2024	$14,082	$14,680	$10,056	$20,050
9/30/2024	$14,311	$14,920	$10,191	$20,478
10/31/2024	$14,059	$14,590	$9,938	$20,292
11/30/2024	$14,684	$15,024	$10,043	$21,483
12/31/2024	$14,273	$14,714	$9,879	$20,971
1/31/2025	$14,615	$15,045	$9,931	$21,555
2/28/2025	$14,542	$15,133	$10,150	$21,274
3/31/2025	$14,067	$14,743	$10,154	$20,075
4/30/2025	$14,072	$14,822	$10,194	$19,939
5/31/2025	$14,664	$15,301	$10,121	$21,194
6/30/2025	$15,208	$15,796	$10,276	$22,272
7/31/2025	$15,368	$15,906	$10,249	$22,772
8/31/2025	$15,736	$16,228	$10,372	$23,233
9/30/2025	$16,069	$16,612	$10,485	$24,081
10/31/2025	$16,263	$16,858	$10,550	$24,645
11/30/2025	$16,385	$16,934	$10,616	$24,706
12/31/2025	$16,478	$17,005	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	15.45%	7.20%	8.43%
PSF Avantis Balanced Allocation Composite Benchmark	15.57%	7.69%	8.98%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$308,650,744
  # of Portfolio Holdings14
  Total Advisory Fees Paid$562,833
  Portfolio Turnover Rate45%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(14.4%)
Equity Mutual Funds	2.9%
Securities Lending Collateral	14.4%
Fixed Income Mutual Funds	15.1%
Fixed Income Exchange-Traded Funds	20.8%
Equity Exchange-Traded Funds	61.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Effective April 30, 2025, the advisory fee waiver of 0.06% was not renewed.

  Disclosure was amended during the reporting period that Balanced Allocation Underlying Funds may include both actively managed funds and passively managed (index) funds.

  Securities Lending Risk, Passive Management Risk and Tracking Error Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Conservative Growth (Class I)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,826	$9,865	$10,138	$9,504
2/29/2016	$9,834	$9,889	$10,210	$9,491
3/31/2016	$10,189	$10,212	$10,303	$10,135
4/30/2016	$10,279	$10,280	$10,343	$10,174
5/31/2016	$10,318	$10,325	$10,345	$10,357
6/30/2016	$10,406	$10,413	$10,531	$10,384
7/31/2016	$10,626	$10,619	$10,598	$10,766
8/31/2016	$10,655	$10,618	$10,586	$10,782
9/30/2016	$10,678	$10,627	$10,580	$10,784
10/31/2016	$10,543	$10,500	$10,499	$10,587
11/30/2016	$10,567	$10,451	$10,250	$10,979
12/31/2016	$10,684	$10,555	$10,265	$11,196
1/31/2017	$10,799	$10,659	$10,285	$11,408
2/28/2017	$10,963	$10,842	$10,354	$11,861
3/31/2017	$10,985	$10,870	$10,349	$11,875
4/30/2017	$11,084	$10,976	$10,428	$11,997
5/31/2017	$11,172	$11,110	$10,509	$12,166
6/30/2017	$11,217	$11,125	$10,498	$12,242
7/31/2017	$11,348	$11,256	$10,543	$12,494
8/31/2017	$11,388	$11,326	$10,638	$12,532
9/30/2017	$11,485	$11,393	$10,587	$12,790
10/31/2017	$11,575	$11,493	$10,593	$13,089
11/30/2017	$11,668	$11,601	$10,580	$13,490
12/31/2017	$11,746	$11,693	$10,628	$13,640
1/31/2018	$11,922	$11,867	$10,506	$14,421
2/28/2018	$11,655	$11,612	$10,406	$13,890
3/31/2018	$11,609	$11,548	$10,473	$13,537
4/30/2018	$11,602	$11,537	$10,395	$13,589
5/31/2018	$11,684	$11,647	$10,469	$13,916
6/30/2018	$11,671	$11,647	$10,456	$14,002
7/31/2018	$11,831	$11,808	$10,459	$14,523
8/31/2018	$11,940	$11,947	$10,526	$14,996
9/30/2018	$11,923	$11,930	$10,458	$15,081
10/31/2018	$11,497	$11,534	$10,376	$14,050
11/30/2018	$11,590	$11,645	$10,438	$14,337
12/31/2018	$11,294	$11,398	$10,630	$13,042
1/31/2019	$11,752	$11,826	$10,742	$14,087
2/28/2019	$11,899	$11,966	$10,736	$14,540
3/31/2019	$12,061	$12,179	$10,942	$14,822
4/30/2019	$12,254	$12,364	$10,945	$15,422
5/31/2019	$12,002	$12,201	$11,139	$14,442
6/30/2019	$12,416	$12,624	$11,279	$15,460
7/31/2019	$12,451	$12,680	$11,304	$15,682
8/31/2019	$12,468	$12,785	$11,597	$15,434
9/30/2019	$12,556	$12,852	$11,535	$15,723
10/31/2019	$12,700	$13,000	$11,570	$16,063
11/30/2019	$12,844	$13,154	$11,564	$16,646
12/31/2019	$13,041	$13,310	$11,556	$17,149
1/31/2020	$13,069	$13,436	$11,778	$17,142
2/29/2020	$12,720	$13,130	$11,990	$15,731
3/31/2020	$11,797	$12,412	$11,920	$13,788
4/30/2020	$12,530	$13,108	$12,132	$15,555
5/31/2020	$12,903	$13,388	$12,188	$16,296
6/30/2020	$13,094	$13,564	$12,265	$16,620
7/31/2020	$13,527	$13,951	$12,448	$17,558
8/31/2020	$13,842	$14,256	$12,348	$18,820
9/30/2020	$13,634	$14,049	$12,341	$18,105
10/31/2020	$13,510	$13,844	$12,286	$17,623
11/30/2020	$14,307	$14,593	$12,406	$19,552
12/31/2020	$14,633	$14,839	$12,424	$20,304
1/31/2021	$14,577	$14,715	$12,334	$20,099
2/28/2021	$14,698	$14,747	$12,156	$20,653
3/31/2021	$14,787	$14,867	$12,005	$21,558
4/30/2021	$15,092	$15,223	$12,099	$22,708
5/31/2021	$15,188	$15,337	$12,139	$22,867
6/30/2021	$15,336	$15,494	$12,224	$23,401
7/31/2021	$15,393	$15,719	$12,361	$23,956
8/31/2021	$15,533	$15,869	$12,337	$24,685
9/30/2021	$15,234	$15,520	$12,231	$23,537
10/31/2021	$15,525	$15,890	$12,227	$25,186
11/30/2021	$15,326	$15,810	$12,263	$25,011
12/31/2021	$15,576	$16,079	$12,232	$26,132
1/31/2022	$15,065	$15,551	$11,968	$24,780
2/28/2022	$14,842	$15,283	$11,835	$24,038
3/31/2022	$14,767	$15,216	$11,506	$24,931
4/30/2022	$13,954	$14,371	$11,069	$22,757
5/31/2022	$14,023	$14,447	$11,141	$22,798
6/30/2022	$13,304	$13,817	$10,966	$20,916
7/31/2022	$13,978	$14,471	$11,234	$22,845
8/31/2022	$13,534	$13,981	$10,917	$21,913
9/30/2022	$12,692	$13,102	$10,445	$19,895
10/31/2022	$13,055	$13,391	$10,310	$21,506
11/30/2022	$13,682	$14,054	$10,689	$22,708
12/31/2022	$13,337	$13,766	$10,641	$21,399
1/31/2023	$13,999	$14,392	$10,968	$22,744
2/28/2023	$13,661	$14,030	$10,684	$22,189
3/31/2023	$13,900	$14,430	$10,956	$23,004
4/30/2023	$14,004	$14,591	$11,022	$23,363
5/31/2023	$13,850	$14,451	$10,902	$23,464
6/30/2023	$14,179	$14,775	$10,863	$25,015
7/31/2023	$14,388	$14,959	$10,856	$25,818
8/31/2023	$14,186	$14,772	$10,786	$25,407
9/30/2023	$13,747	$14,286	$10,512	$24,196
10/31/2023	$13,465	$14,000	$10,346	$23,687
11/30/2023	$14,287	$14,896	$10,815	$25,850
12/31/2023	$14,895	$15,523	$11,229	$27,025
1/31/2024	$14,904	$15,582	$11,198	$27,479
2/29/2024	$15,104	$15,726	$11,040	$28,946
3/31/2024	$15,396	$16,018	$11,142	$29,878
4/30/2024	$14,925	$15,537	$10,860	$28,657
5/31/2024	$15,339	$15,985	$11,044	$30,078
6/30/2024	$15,507	$16,221	$11,149	$31,157
7/31/2024	$15,874	$16,559	$11,409	$31,537
8/31/2024	$16,168	$16,877	$11,573	$32,302
9/30/2024	$16,415	$17,140	$11,728	$32,992
10/31/2024	$16,084	$16,751	$11,437	$32,692
11/30/2024	$16,574	$17,156	$11,558	$34,611
12/31/2024	$16,167	$16,819	$11,369	$33,786
1/31/2025	$16,482	$17,097	$11,430	$34,727
2/28/2025	$16,574	$17,285	$11,681	$34,274
3/31/2025	$16,220	$16,987	$11,685	$32,343
4/30/2025	$16,260	$17,070	$11,731	$32,124
5/31/2025	$16,627	$17,399	$11,647	$34,146
6/30/2025	$17,073	$17,866	$11,826	$35,882
7/31/2025	$17,136	$17,937	$11,795	$36,687
8/31/2025	$17,471	$18,253	$11,936	$37,431
9/30/2025	$17,786	$18,611	$12,067	$38,797
10/31/2025	$17,953	$18,832	$12,142	$39,706
11/30/2025	$18,058	$18,936	$12,217	$39,803
12/31/2025	$18,096	$18,979	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	11.93%	4.34%	6.11%
Pacific Dynamix Conservative Growth Composite Benchmark	12.84%	5.04%	6.62%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$478,512,745
  # of Portfolio Holdings10
  Total Advisory Fees Paid$946,833
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
57.0%
Affiliated Equity Funds
43.0%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.0%
Affiliated Fixed Income Funds	57.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Conservative Growth (Class P)	Pacific Dynamix Conservative Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,024	$10,053	$9,970
11/30/2019	$10,114	$10,143	$10,048	$10,332
12/31/2019	$10,270	$10,263	$10,041	$10,644
1/31/2020	$10,294	$10,360	$10,234	$10,640
2/29/2020	$10,021	$10,125	$10,419	$9,764
3/31/2020	$9,295	$9,571	$10,357	$8,558
4/30/2020	$9,874	$10,108	$10,542	$9,655
5/31/2020	$10,170	$10,323	$10,591	$10,115
6/30/2020	$10,322	$10,459	$10,657	$10,316
7/31/2020	$10,665	$10,758	$10,816	$10,898
8/31/2020	$10,916	$10,993	$10,729	$11,681
9/30/2020	$10,754	$10,833	$10,723	$11,237
10/31/2020	$10,657	$10,675	$10,675	$10,939
11/30/2020	$11,288	$11,252	$10,780	$12,136
12/31/2020	$11,547	$11,443	$10,795	$12,603
1/31/2021	$11,505	$11,347	$10,718	$12,475
2/28/2021	$11,602	$11,371	$10,563	$12,819
3/31/2021	$11,674	$11,464	$10,431	$13,381
4/30/2021	$11,917	$11,738	$10,513	$14,095
5/31/2021	$11,995	$11,827	$10,548	$14,193
6/30/2021	$12,114	$11,947	$10,622	$14,525
7/31/2021	$12,161	$12,120	$10,741	$14,870
8/31/2021	$12,274	$12,237	$10,720	$15,322
9/30/2021	$12,040	$11,967	$10,627	$14,609
10/31/2021	$12,271	$12,252	$10,624	$15,633
11/30/2021	$12,116	$12,191	$10,656	$15,524
12/31/2021	$12,316	$12,398	$10,629	$16,220
1/31/2022	$11,914	$11,991	$10,400	$15,381
2/28/2022	$11,740	$11,784	$10,284	$14,920
3/31/2022	$11,682	$11,733	$9,998	$15,474
4/30/2022	$11,041	$11,082	$9,618	$14,125
5/31/2022	$11,097	$11,140	$9,680	$14,151
6/30/2022	$10,530	$10,654	$9,529	$12,983
7/31/2022	$11,065	$11,158	$9,761	$14,180
8/31/2022	$10,715	$10,780	$9,486	$13,602
9/30/2022	$10,051	$10,103	$9,076	$12,349
10/31/2022	$10,340	$10,326	$8,958	$13,349
11/30/2022	$10,839	$10,837	$9,288	$14,095
12/31/2022	$10,567	$10,615	$9,246	$13,283
1/31/2023	$11,093	$11,098	$9,530	$14,117
2/28/2023	$10,827	$10,819	$9,284	$13,773
3/31/2023	$11,018	$11,127	$9,520	$14,278
4/30/2023	$11,102	$11,251	$9,577	$14,501
5/31/2023	$10,982	$11,143	$9,473	$14,564
6/30/2023	$11,245	$11,393	$9,439	$15,527
7/31/2023	$11,413	$11,535	$9,433	$16,025
8/31/2023	$11,254	$11,391	$9,372	$15,770
9/30/2023	$10,908	$11,016	$9,134	$15,018
10/31/2023	$10,686	$10,796	$8,990	$14,703
11/30/2023	$11,340	$11,486	$9,397	$16,045
12/31/2023	$11,825	$11,969	$9,757	$16,774
1/31/2024	$11,834	$12,015	$9,730	$17,056
2/29/2024	$11,995	$12,126	$9,593	$17,967
3/31/2024	$12,229	$12,351	$9,681	$18,545
4/30/2024	$11,856	$11,980	$9,437	$17,788
5/31/2024	$12,187	$12,326	$9,597	$18,670
6/30/2024	$12,323	$12,508	$9,688	$19,339
7/31/2024	$12,617	$12,768	$9,914	$19,575
8/31/2024	$12,852	$13,014	$10,056	$20,050
9/30/2024	$13,051	$13,216	$10,191	$20,478
10/31/2024	$12,790	$12,916	$9,938	$20,292
11/30/2024	$13,182	$13,229	$10,043	$21,483
12/31/2024	$12,860	$12,969	$9,879	$20,971
1/31/2025	$13,113	$13,183	$9,931	$21,555
2/28/2025	$13,189	$13,329	$10,150	$21,274
3/31/2025	$12,908	$13,099	$10,154	$20,075
4/30/2025	$12,943	$13,163	$10,194	$19,939
5/31/2025	$13,237	$13,417	$10,121	$21,194
6/30/2025	$13,595	$13,776	$10,276	$22,272
7/31/2025	$13,647	$13,831	$10,249	$22,772
8/31/2025	$13,916	$14,075	$10,372	$23,233
9/30/2025	$14,170	$14,351	$10,485	$24,081
10/31/2025	$14,305	$14,521	$10,550	$24,645
11/30/2025	$14,390	$14,601	$10,616	$24,706
12/31/2025	$14,423	$14,635	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.15%	4.55%	6.11%
Pacific Dynamix Conservative Growth Composite Benchmark	12.84%	5.04%	6.36%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$478,512,745
  # of Portfolio Holdings10
  Total Advisory Fees Paid$946,833
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.0%
Affiliated Fixed Income Funds	57.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.38%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Moderate Growth (Class I)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,686	$9,728	$10,138	$9,504
2/29/2016	$9,667	$9,730	$10,210	$9,491
3/31/2016	$10,141	$10,162	$10,303	$10,135
4/30/2016	$10,246	$10,244	$10,343	$10,174
5/31/2016	$10,299	$10,310	$10,345	$10,357
6/30/2016	$10,355	$10,350	$10,531	$10,384
7/31/2016	$10,652	$10,624	$10,598	$10,766
8/31/2016	$10,694	$10,627	$10,586	$10,782
9/30/2016	$10,733	$10,645	$10,580	$10,784
10/31/2016	$10,559	$10,494	$10,499	$10,587
11/30/2016	$10,692	$10,544	$10,250	$10,979
12/31/2016	$10,845	$10,696	$10,265	$11,196
1/31/2017	$11,007	$10,843	$10,285	$11,408
2/28/2017	$11,221	$11,085	$10,354	$11,861
3/31/2017	$11,270	$11,131	$10,349	$11,875
4/30/2017	$11,390	$11,252	$10,428	$11,997
5/31/2017	$11,492	$11,414	$10,509	$12,166
6/30/2017	$11,562	$11,443	$10,498	$12,242
7/31/2017	$11,741	$11,620	$10,543	$12,494
8/31/2017	$11,779	$11,677	$10,638	$12,532
9/30/2017	$11,938	$11,809	$10,587	$12,790
10/31/2017	$12,081	$11,960	$10,593	$13,089
11/30/2017	$12,237	$12,137	$10,580	$13,490
12/31/2017	$12,340	$12,252	$10,628	$13,640
1/31/2018	$12,677	$12,597	$10,506	$14,421
2/28/2018	$12,304	$12,251	$10,406	$13,890
3/31/2018	$12,220	$12,110	$10,473	$13,537
4/30/2018	$12,232	$12,137	$10,395	$13,589
5/31/2018	$12,325	$12,268	$10,469	$13,916
6/30/2018	$12,296	$12,276	$10,456	$14,002
7/31/2018	$12,535	$12,528	$10,459	$14,523
8/31/2018	$12,671	$12,709	$10,526	$14,996
9/30/2018	$12,662	$12,723	$10,458	$15,081
10/31/2018	$12,032	$12,140	$10,376	$14,050
11/30/2018	$12,167	$12,279	$10,438	$14,337
12/31/2018	$11,658	$11,775	$10,630	$13,042
1/31/2019	$12,278	$12,376	$10,742	$14,087
2/28/2019	$12,486	$12,599	$10,736	$14,540
3/31/2019	$12,647	$12,816	$10,942	$14,822
4/30/2019	$12,930	$13,105	$10,945	$15,422
5/31/2019	$12,481	$12,730	$11,139	$14,442
6/30/2019	$13,041	$13,312	$11,279	$15,460
7/31/2019	$13,078	$13,385	$11,304	$15,682
8/31/2019	$12,991	$13,379	$11,597	$15,434
9/30/2019	$13,141	$13,520	$11,535	$15,723
10/31/2019	$13,352	$13,733	$11,570	$16,063
11/30/2019	$13,582	$13,981	$11,564	$16,646
12/31/2019	$13,866	$14,233	$11,556	$17,149
1/31/2020	$13,823	$14,299	$11,778	$17,142
2/29/2020	$13,213	$13,682	$11,990	$15,731
3/31/2020	$11,965	$12,600	$11,920	$13,788
4/30/2020	$12,936	$13,548	$12,132	$15,555
5/31/2020	$13,416	$13,950	$12,188	$16,296
6/30/2020	$13,661	$14,181	$12,265	$16,620
7/31/2020	$14,199	$14,683	$12,448	$17,558
8/31/2020	$14,721	$15,224	$12,348	$18,820
9/30/2020	$14,413	$14,896	$12,341	$18,105
10/31/2020	$14,231	$14,603	$12,286	$17,623
11/30/2020	$15,394	$15,716	$12,406	$19,552
12/31/2020	$15,888	$16,104	$12,424	$20,304
1/31/2021	$15,827	$15,959	$12,334	$20,099
2/28/2021	$16,101	$16,125	$12,156	$20,653
3/31/2021	$16,332	$16,424	$12,005	$21,558
4/30/2021	$16,788	$16,948	$12,099	$22,708
5/31/2021	$16,936	$17,112	$12,139	$22,867
6/30/2021	$17,120	$17,314	$12,224	$23,401
7/31/2021	$17,180	$17,593	$12,361	$23,956
8/31/2021	$17,422	$17,863	$12,337	$24,685
9/30/2021	$16,963	$17,350	$12,231	$23,537
10/31/2021	$17,480	$17,973	$12,227	$25,186
11/30/2021	$17,158	$17,812	$12,263	$25,011
12/31/2021	$17,574	$18,289	$12,232	$26,132
1/31/2022	$16,880	$17,584	$11,968	$24,780
2/28/2022	$16,590	$17,228	$11,835	$24,038
3/31/2022	$16,654	$17,354	$11,506	$24,931
4/30/2022	$15,570	$16,239	$11,069	$22,757
5/31/2022	$15,635	$16,314	$11,141	$22,798
6/30/2022	$14,639	$15,376	$10,966	$20,916
7/31/2022	$15,542	$16,279	$11,234	$22,845
8/31/2022	$15,007	$15,682	$10,917	$21,913
9/30/2022	$13,917	$14,543	$10,445	$19,895
10/31/2022	$14,543	$15,118	$10,310	$21,506
11/30/2022	$15,344	$15,962	$10,689	$22,708
12/31/2022	$14,816	$15,508	$10,641	$21,399
1/31/2023	$15,678	$16,328	$10,968	$22,744
2/28/2023	$15,288	$15,922	$10,684	$22,189
3/31/2023	$15,547	$16,400	$10,956	$23,004
4/30/2023	$15,679	$16,625	$11,022	$23,363
5/31/2023	$15,524	$16,476	$10,902	$23,464
6/30/2023	$16,089	$17,060	$10,863	$25,015
7/31/2023	$16,434	$17,385	$10,856	$25,818
8/31/2023	$16,140	$17,115	$10,786	$25,407
9/30/2023	$15,566	$16,487	$10,512	$24,196
10/31/2023	$15,196	$16,123	$10,346	$23,687
11/30/2023	$16,279	$17,305	$10,815	$25,850
12/31/2023	$17,045	$18,066	$11,229	$27,025
1/31/2024	$17,072	$18,194	$11,198	$27,479
2/29/2024	$17,519	$18,575	$11,040	$28,946
3/31/2024	$17,945	$19,007	$11,142	$29,878
4/30/2024	$17,313	$18,390	$10,860	$28,657
5/31/2024	$17,901	$19,030	$11,044	$30,078
6/30/2024	$18,139	$19,362	$11,149	$31,157
7/31/2024	$18,572	$19,740	$11,409	$31,537
8/31/2024	$18,948	$20,168	$11,573	$32,302
9/30/2024	$19,261	$20,503	$11,728	$32,992
10/31/2024	$18,910	$20,059	$11,437	$32,692
11/30/2024	$19,689	$20,681	$11,558	$34,611
12/31/2024	$19,111	$20,241	$11,369	$33,786
1/31/2025	$19,596	$20,688	$11,430	$34,727
2/28/2025	$19,565	$20,803	$11,681	$34,274
3/31/2025	$18,950	$20,261	$11,685	$32,343
4/30/2025	$18,977	$20,370	$11,731	$32,124
5/31/2025	$19,633	$21,032	$11,647	$34,146
6/30/2025	$20,267	$21,717	$11,826	$35,882
7/31/2025	$20,408	$21,874	$11,795	$36,687
8/31/2025	$20,870	$22,322	$11,936	$37,431
9/30/2025	$21,336	$22,858	$12,067	$38,797
10/31/2025	$21,582	$23,193	$12,142	$39,706
11/30/2025	$21,705	$23,312	$12,217	$39,803
12/31/2025	$21,776	$23,410	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.94%	6.51%	8.09%
Pacific Dynamix Moderate Growth Composite Benchmark	15.66%	7.77%	8.88%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,535,613,026
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,009,530
  Portfolio Turnover Rate21%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
63.5%
Affiliated Fixed Income Funds
36.5%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Moderate Growth (Class P)	Pacific Dynamix Moderate Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,987	$10,010	$10,053	$9,970
11/30/2019	$10,161	$10,190	$10,048	$10,332
12/31/2019	$10,375	$10,375	$10,041	$10,644
1/31/2020	$10,345	$10,422	$10,234	$10,640
2/29/2020	$9,890	$9,973	$10,419	$9,764
3/31/2020	$8,957	$9,184	$10,357	$8,558
4/30/2020	$9,686	$9,875	$10,542	$9,655
5/31/2020	$10,047	$10,168	$10,591	$10,115
6/30/2020	$10,232	$10,337	$10,657	$10,316
7/31/2020	$10,637	$10,702	$10,816	$10,898
8/31/2020	$11,030	$11,096	$10,729	$11,681
9/30/2020	$10,801	$10,857	$10,723	$11,237
10/31/2020	$10,666	$10,644	$10,675	$10,939
11/30/2020	$11,540	$11,455	$10,780	$12,136
12/31/2020	$11,912	$11,738	$10,795	$12,603
1/31/2021	$11,868	$11,632	$10,718	$12,475
2/28/2021	$12,076	$11,754	$10,563	$12,819
3/31/2021	$12,251	$11,971	$10,431	$13,381
4/30/2021	$12,595	$12,353	$10,513	$14,095
5/31/2021	$12,708	$12,473	$10,548	$14,193
6/30/2021	$12,849	$12,620	$10,622	$14,525
7/31/2021	$12,896	$12,824	$10,741	$14,870
8/31/2021	$13,080	$13,020	$10,720	$15,322
9/30/2021	$12,737	$12,647	$10,627	$14,609
10/31/2021	$13,128	$13,100	$10,624	$15,633
11/30/2021	$12,888	$12,983	$10,656	$15,524
12/31/2021	$13,204	$13,330	$10,629	$16,220
1/31/2022	$12,684	$12,817	$10,400	$15,381
2/28/2022	$12,468	$12,557	$10,284	$14,920
3/31/2022	$12,519	$12,649	$9,998	$15,474
4/30/2022	$11,706	$11,836	$9,618	$14,125
5/31/2022	$11,756	$11,891	$9,680	$14,151
6/30/2022	$11,009	$11,207	$9,529	$12,983
7/31/2022	$11,690	$11,865	$9,761	$14,180
8/31/2022	$11,290	$11,430	$9,486	$13,602
9/30/2022	$10,471	$10,600	$9,076	$12,349
10/31/2022	$10,945	$11,019	$8,958	$13,349
11/30/2022	$11,549	$11,634	$9,288	$14,095
12/31/2022	$11,154	$11,303	$9,246	$13,283
1/31/2023	$11,805	$11,901	$9,530	$14,117
2/28/2023	$11,513	$11,606	$9,284	$13,773
3/31/2023	$11,710	$11,954	$9,520	$14,278
4/30/2023	$11,811	$12,118	$9,577	$14,501
5/31/2023	$11,697	$12,009	$9,473	$14,564
6/30/2023	$12,124	$12,435	$9,439	$15,527
7/31/2023	$12,386	$12,672	$9,433	$16,025
8/31/2023	$12,167	$12,475	$9,372	$15,770
9/30/2023	$11,736	$12,017	$9,134	$15,018
10/31/2023	$11,459	$11,752	$8,990	$14,703
11/30/2023	$12,278	$12,613	$9,397	$16,045
12/31/2023	$12,858	$13,168	$9,757	$16,774
1/31/2024	$12,880	$13,261	$9,730	$17,056
2/29/2024	$13,219	$13,539	$9,593	$17,967
3/31/2024	$13,543	$13,854	$9,681	$18,545
4/30/2024	$13,069	$13,404	$9,437	$17,788
5/31/2024	$13,515	$13,871	$9,597	$18,670
6/30/2024	$13,696	$14,113	$9,688	$19,339
7/31/2024	$14,026	$14,388	$9,914	$19,575
8/31/2024	$14,312	$14,700	$10,056	$20,050
9/30/2024	$14,551	$14,945	$10,191	$20,478
10/31/2024	$14,288	$14,621	$9,938	$20,292
11/30/2024	$14,879	$15,074	$10,043	$21,483
12/31/2024	$14,445	$14,753	$9,879	$20,971
1/31/2025	$14,814	$15,079	$9,931	$21,555
2/28/2025	$14,793	$15,163	$10,150	$21,274
3/31/2025	$14,330	$14,768	$10,154	$20,075
4/30/2025	$14,353	$14,847	$10,194	$19,939
5/31/2025	$14,852	$15,330	$10,121	$21,194
6/30/2025	$15,334	$15,829	$10,276	$22,272
7/31/2025	$15,443	$15,944	$10,249	$22,772
8/31/2025	$15,796	$16,271	$10,372	$23,233
9/30/2025	$16,151	$16,661	$10,485	$24,081
10/31/2025	$16,340	$16,905	$10,550	$24,645
11/30/2025	$16,435	$16,992	$10,616	$24,706
12/31/2025	$16,492	$17,063	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	14.17%	6.72%	8.44%
Pacific Dynamix Moderate Growth Composite Benchmark	15.66%	7.77%	9.04%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,535,613,026
  # of Portfolio Holdings10
  Total Advisory Fees Paid$5,009,530
  Portfolio Turnover Rate21%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.37%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Growth (Class I)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,552	$9,582	$10,138	$9,504
2/29/2016	$9,508	$9,556	$10,210	$9,491
3/31/2016	$10,097	$10,092	$10,303	$10,135
4/30/2016	$10,213	$10,202	$10,343	$10,174
5/31/2016	$10,281	$10,275	$10,345	$10,357
6/30/2016	$10,307	$10,248	$10,531	$10,384
7/31/2016	$10,682	$10,595	$10,598	$10,766
8/31/2016	$10,739	$10,603	$10,586	$10,782
9/30/2016	$10,792	$10,635	$10,580	$10,784
10/31/2016	$10,579	$10,461	$10,499	$10,587
11/30/2016	$10,824	$10,582	$10,250	$10,979
12/31/2016	$11,017	$10,787	$10,265	$11,196
1/31/2017	$11,224	$10,984	$10,285	$11,408
2/28/2017	$11,481	$11,270	$10,354	$11,861
3/31/2017	$11,557	$11,348	$10,349	$11,875
4/30/2017	$11,697	$11,490	$10,428	$11,997
5/31/2017	$11,813	$11,692	$10,509	$12,166
6/30/2017	$11,913	$11,732	$10,498	$12,242
7/31/2017	$12,142	$11,963	$10,543	$12,494
8/31/2017	$12,169	$12,003	$10,638	$12,532
9/30/2017	$12,403	$12,206	$10,587	$12,790
10/31/2017	$12,596	$12,406	$10,593	$13,089
11/30/2017	$12,818	$12,643	$10,580	$13,490
12/31/2017	$12,947	$12,789	$10,628	$13,640
1/31/2018	$13,444	$13,311	$10,506	$14,421
2/28/2018	$12,964	$12,858	$10,406	$13,890
3/31/2018	$12,840	$12,639	$10,473	$13,537
4/30/2018	$12,878	$12,720	$10,395	$13,589
5/31/2018	$12,990	$12,846	$10,469	$13,916
6/30/2018	$12,948	$12,851	$10,456	$14,002
7/31/2018	$13,278	$13,194	$10,459	$14,523
8/31/2018	$13,446	$13,385	$10,526	$14,996
9/30/2018	$13,449	$13,435	$10,458	$15,081
10/31/2018	$12,589	$12,642	$10,376	$14,050
11/30/2018	$12,768	$12,796	$10,438	$14,337
12/31/2018	$12,005	$12,042	$10,630	$13,042
1/31/2019	$12,824	$12,814	$10,742	$14,087
2/28/2019	$13,111	$13,121	$10,736	$14,540
3/31/2019	$13,267	$13,328	$10,942	$14,822
4/30/2019	$13,652	$13,720	$10,945	$15,422
5/31/2019	$12,986	$13,127	$11,139	$14,442
6/30/2019	$13,710	$13,864	$11,279	$15,460
7/31/2019	$13,750	$13,937	$11,304	$15,682
8/31/2019	$13,549	$13,803	$11,597	$15,434
9/30/2019	$13,773	$14,027	$11,535	$15,723
10/31/2019	$14,057	$14,316	$11,570	$16,063
11/30/2019	$14,381	$14,645	$11,564	$16,646
12/31/2019	$14,758	$15,003	$11,556	$17,149
1/31/2020	$14,641	$14,985	$11,778	$17,142
2/29/2020	$13,743	$14,027	$11,990	$15,731
3/31/2020	$12,095	$12,563	$11,920	$13,788
4/30/2020	$13,284	$13,712	$12,132	$15,555
5/31/2020	$13,861	$14,230	$12,188	$16,296
6/30/2020	$14,161	$14,525	$12,265	$16,620
7/31/2020	$14,802	$15,116	$12,448	$17,558
8/31/2020	$15,532	$15,884	$12,348	$18,820
9/30/2020	$15,129	$15,439	$12,341	$18,105
10/31/2020	$14,868	$15,047	$12,286	$17,623
11/30/2020	$16,426	$16,560	$12,406	$19,552
12/31/2020	$17,088	$17,103	$12,424	$20,304
1/31/2021	$17,019	$16,938	$12,334	$20,099
2/28/2021	$17,436	$17,254	$12,156	$20,653
3/31/2021	$17,791	$17,736	$12,005	$21,558
4/30/2021	$18,414	$18,424	$12,099	$22,708
5/31/2021	$18,622	$18,667	$12,139	$22,867
6/30/2021	$18,846	$18,886	$12,224	$23,401
7/31/2021	$18,904	$19,206	$12,361	$23,956
8/31/2021	$19,260	$19,597	$12,337	$24,685
9/30/2021	$18,624	$18,921	$12,231	$23,537
10/31/2021	$19,399	$19,790	$12,227	$25,186
11/30/2021	$18,933	$19,495	$12,263	$25,011
12/31/2021	$19,538	$20,213	$12,232	$26,132
1/31/2022	$18,642	$19,327	$11,968	$24,780
2/28/2022	$18,278	$18,891	$11,835	$24,038
3/31/2022	$18,489	$19,226	$11,506	$24,931
4/30/2022	$17,142	$17,843	$11,069	$22,757
5/31/2022	$17,213	$17,921	$11,141	$22,798
6/30/2022	$15,921	$16,629	$10,966	$20,916
7/31/2022	$17,047	$17,761	$11,234	$22,845
8/31/2022	$16,431	$17,055	$10,917	$21,913
9/30/2022	$15,074	$15,649	$10,445	$19,895
10/31/2022	$15,972	$16,520	$10,310	$21,506
11/30/2022	$16,982	$17,590	$10,689	$22,708
12/31/2022	$16,277	$16,995	$10,641	$21,399
1/31/2023	$17,371	$18,035	$10,968	$22,744
2/28/2023	$16,916	$17,595	$10,684	$22,189
3/31/2023	$17,158	$18,137	$10,956	$23,004
4/30/2023	$17,312	$18,444	$11,022	$23,363
5/31/2023	$17,097	$18,246	$10,902	$23,464
6/30/2023	$17,893	$19,113	$10,863	$25,015
7/31/2023	$18,373	$19,603	$10,856	$25,818
8/31/2023	$17,966	$19,217	$10,786	$25,407
9/30/2023	$17,293	$18,453	$10,512	$24,196
10/31/2023	$16,838	$17,987	$10,346	$23,687
11/30/2023	$18,132	$19,476	$10,815	$25,850
12/31/2023	$19,041	$20,378	$11,229	$27,025
1/31/2024	$19,058	$20,577	$11,198	$27,479
2/29/2024	$19,714	$21,211	$11,040	$28,946
3/31/2024	$20,262	$21,804	$11,142	$29,878
4/30/2024	$19,511	$21,060	$10,860	$28,657
5/31/2024	$20,247	$21,907	$11,044	$30,078
6/30/2024	$20,513	$22,290	$11,149	$31,157
7/31/2024	$21,023	$22,718	$11,409	$31,537
8/31/2024	$21,473	$23,276	$11,573	$32,302
9/30/2024	$21,845	$23,676	$11,728	$32,992
10/31/2024	$21,441	$23,139	$11,437	$32,692
11/30/2024	$22,412	$23,949	$11,558	$34,611
12/31/2024	$21,687	$23,395	$11,369	$33,786
1/31/2025	$22,340	$24,069	$11,430	$34,727
2/28/2025	$22,212	$24,108	$11,681	$34,274
3/31/2025	$21,394	$23,328	$11,685	$32,343
4/30/2025	$21,446	$23,525	$11,731	$32,124
5/31/2025	$22,410	$24,583	$11,647	$34,146
6/30/2025	$23,236	$25,490	$11,826	$35,882
7/31/2025	$23,415	$25,714	$11,795	$36,687
8/31/2025	$24,049	$26,346	$11,936	$37,431
9/30/2025	$24,667	$27,072	$12,067	$38,797
10/31/2025	$24,988	$27,527	$12,142	$39,706
11/30/2025	$25,131	$27,671	$12,217	$39,803
12/31/2025	$25,264	$27,879	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.49%	8.13%	9.71%
Pacific Dynamix Growth Composite Benchmark	19.17%	10.27%	10.80%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,065,194,298
  # of Portfolio Holdings10
  Total Advisory Fees Paid$4,096,421
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
79.0%
Affiliated Fixed Income Funds
21.0%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.17%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Growth (Class P)	Pacific Dynamix Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,976	$9,998	$10,053	$9,970
11/30/2019	$10,208	$10,228	$10,048	$10,332
12/31/2019	$10,477	$10,477	$10,041	$10,644
1/31/2020	$10,396	$10,465	$10,234	$10,640
2/29/2020	$9,760	$9,796	$10,419	$9,764
3/31/2020	$8,591	$8,774	$10,357	$8,558
4/30/2020	$9,437	$9,576	$10,542	$9,655
5/31/2020	$9,849	$9,938	$10,591	$10,115
6/30/2020	$10,064	$10,144	$10,657	$10,316
7/31/2020	$10,521	$10,557	$10,816	$10,898
8/31/2020	$11,042	$11,093	$10,729	$11,681
9/30/2020	$10,757	$10,782	$10,723	$11,237
10/31/2020	$10,573	$10,509	$10,675	$10,939
11/30/2020	$11,683	$11,565	$10,780	$12,136
12/31/2020	$12,156	$11,944	$10,795	$12,603
1/31/2021	$12,109	$11,829	$10,718	$12,475
2/28/2021	$12,408	$12,050	$10,563	$12,819
3/31/2021	$12,663	$12,387	$10,431	$13,381
4/30/2021	$13,108	$12,867	$10,513	$14,095
5/31/2021	$13,258	$13,037	$10,548	$14,193
6/30/2021	$13,420	$13,189	$10,622	$14,525
7/31/2021	$13,464	$13,413	$10,741	$14,870
8/31/2021	$13,719	$13,686	$10,720	$15,322
9/30/2021	$13,269	$13,214	$10,627	$14,609
10/31/2021	$13,823	$13,821	$10,624	$15,633
11/30/2021	$13,493	$13,615	$10,656	$15,524
12/31/2021	$13,927	$14,116	$10,629	$16,220
1/31/2022	$13,291	$13,498	$10,400	$15,381
2/28/2022	$13,033	$13,193	$10,284	$14,920
3/31/2022	$13,186	$13,427	$9,998	$15,474
4/30/2022	$12,228	$12,461	$9,618	$14,125
5/31/2022	$12,280	$12,515	$9,680	$14,151
6/30/2022	$11,361	$11,614	$9,529	$12,983
7/31/2022	$12,166	$12,404	$9,761	$14,180
8/31/2022	$11,728	$11,910	$9,486	$13,602
9/30/2022	$10,762	$10,929	$9,076	$12,349
10/31/2022	$11,404	$11,537	$8,958	$13,349
11/30/2022	$12,128	$12,284	$9,288	$14,095
12/31/2022	$11,626	$11,869	$9,246	$13,283
1/31/2023	$12,410	$12,595	$9,530	$14,117
2/28/2023	$12,086	$12,288	$9,284	$13,773
3/31/2023	$12,261	$12,666	$9,520	$14,278
4/30/2023	$12,374	$12,880	$9,577	$14,501
5/31/2023	$12,222	$12,743	$9,473	$14,564
6/30/2023	$12,793	$13,348	$9,439	$15,527
7/31/2023	$13,138	$13,690	$9,433	$16,025
8/31/2023	$12,849	$13,420	$9,372	$15,770
9/30/2023	$12,371	$12,887	$9,134	$15,018
10/31/2023	$12,047	$12,562	$8,990	$14,703
11/30/2023	$12,975	$13,601	$9,397	$16,045
12/31/2023	$13,628	$14,231	$9,757	$16,774
1/31/2024	$13,642	$14,370	$9,730	$17,056
2/29/2024	$14,114	$14,813	$9,593	$17,967
3/31/2024	$14,509	$15,227	$9,681	$18,545
4/30/2024	$13,973	$14,708	$9,437	$17,788
5/31/2024	$14,503	$15,299	$9,597	$18,670
6/30/2024	$14,696	$15,567	$9,688	$19,339
7/31/2024	$15,064	$15,866	$9,914	$19,575
8/31/2024	$15,389	$16,255	$10,056	$20,050
9/30/2024	$15,658	$16,535	$10,191	$20,478
10/31/2024	$15,371	$16,159	$9,938	$20,292
11/30/2024	$16,070	$16,725	$10,043	$21,483
12/31/2024	$15,553	$16,339	$9,879	$20,971
1/31/2025	$16,024	$16,809	$9,931	$21,555
2/28/2025	$15,934	$16,837	$10,150	$21,274
3/31/2025	$15,350	$16,292	$10,154	$20,075
4/30/2025	$15,390	$16,429	$10,194	$19,939
5/31/2025	$16,084	$17,168	$10,121	$21,194
6/30/2025	$16,679	$17,802	$10,276	$22,272
7/31/2025	$16,811	$17,958	$10,249	$22,772
8/31/2025	$17,269	$18,399	$10,372	$23,233
9/30/2025	$17,716	$18,906	$10,485	$24,081
10/31/2025	$17,949	$19,224	$10,550	$24,645
11/30/2025	$18,055	$19,324	$10,616	$24,706
12/31/2025	$18,154	$19,470	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	16.73%	8.35%	10.14%
Pacific Dynamix Growth Composite Benchmark	19.17%	10.27%	11.40%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$2,065,194,298
  # of Portfolio Holdings10
  Total Advisory Fees Paid$4,096,421
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk was added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.37%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Aggressive Growth (Class I)	Pacific Dynamix - Aggressive Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$10,000	$9,962	$9,843
5/31/2024	$10,421	$10,435	$10,131	$10,331
6/30/2024	$10,550	$10,645	$10,227	$10,702
7/31/2024	$10,823	$10,837	$10,465	$10,832
8/31/2024	$11,070	$11,114	$10,616	$11,095
9/30/2024	$11,264	$11,314	$10,758	$11,332
10/31/2024	$11,044	$11,075	$10,491	$11,229
11/30/2024	$11,590	$11,516	$10,602	$11,888
12/31/2024	$11,169	$11,242	$10,429	$11,605
1/31/2025	$11,562	$11,591	$10,484	$11,928
2/28/2025	$11,457	$11,569	$10,715	$11,772
3/31/2025	$10,983	$11,129	$10,719	$11,109
4/30/2025	$11,019	$11,211	$10,761	$11,034
5/31/2025	$11,614	$11,794	$10,684	$11,728
6/30/2025	$12,089	$12,271	$10,848	$12,325
7/31/2025	$12,197	$12,409	$10,819	$12,601
8/31/2025	$12,567	$12,724	$10,949	$12,857
9/30/2025	$12,937	$13,108	$11,068	$13,326
10/31/2025	$13,127	$13,351	$11,137	$13,638
11/30/2025	$13,196	$13,415	$11,207	$13,671
12/31/2025	$13,285	$13,519	$11,190	$13,680

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2024
Class I	18.94%	18.49%
Pacific Dynamix - Aggressive Growth Composite Benchmark	20.26%	19.77%
Bloomberg US Aggregate Bond Index	7.30%	6.95%
S&P 500® Index	17.88%	20.58%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$21,828,677
  # of Portfolio Holdings10
  Total Advisory Fees Paid$27,984
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
92.6%
Affiliated Fixed Income Funds
7.5%
Other Assets & Liabilities, Net
(0.1%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.17%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ Allocation to emerging markets equity also contributed to performance.

Top detractors from performance:

- A modest overweight to small capitalization value stocks detracted from performance.

- Exposure to mid capitalization stocks detracted from performance.

- Overweight to short duration bonds detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Pacific Dynamix - Aggressive Growth (Class P)	Pacific Dynamix - Aggressive Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
4/30/2024	$10,000	$10,000	$10,000	$10,000
4/30/2024	$10,000	$10,000	$9,962	$9,843
5/31/2024	$10,422	$10,435	$10,131	$10,331
6/30/2024	$10,555	$10,645	$10,227	$10,702
7/31/2024	$10,831	$10,837	$10,465	$10,832
8/31/2024	$11,079	$11,114	$10,616	$11,095
9/30/2024	$11,276	$11,314	$10,758	$11,332
10/31/2024	$11,058	$11,075	$10,491	$11,229
11/30/2024	$11,606	$11,516	$10,602	$11,888
12/31/2024	$11,187	$11,242	$10,429	$11,605
1/31/2025	$11,582	$11,591	$10,484	$11,928
2/28/2025	$11,478	$11,569	$10,715	$11,772
3/31/2025	$11,005	$11,129	$10,719	$11,109
4/30/2025	$11,043	$11,211	$10,761	$11,034
5/31/2025	$11,641	$11,794	$10,684	$11,728
6/30/2025	$12,120	$12,271	$10,848	$12,325
7/31/2025	$12,230	$12,409	$10,819	$12,601
8/31/2025	$12,604	$12,724	$10,949	$12,857
9/30/2025	$12,977	$13,108	$11,068	$13,326
10/31/2025	$13,169	$13,351	$11,137	$13,638
11/30/2025	$13,241	$13,415	$11,207	$13,671
12/31/2025	$13,332	$13,519	$11,190	$13,680

Average Annual Total Returns (%)

Fund	1 Year	Since Inception April 30, 2024
Class P	19.18%	18.75%
Pacific Dynamix - Aggressive Growth Composite Benchmark	20.26%	19.77%
Bloomberg US Aggregate Bond Index	7.30%	6.95%
S&P 500® Index	17.88%	20.58%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$21,828,677
  # of Portfolio Holdings10
  Total Advisory Fees Paid$27,984
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Small-Capitalization Companies Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.33%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Conservative (Class I)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,875	$9,979	$10,138	$9,504
2/29/2016	$9,867	$10,014	$10,210	$9,491
3/31/2016	$10,140	$10,209	$10,303	$10,135
4/30/2016	$10,254	$10,256	$10,343	$10,174
5/31/2016	$10,260	$10,280	$10,345	$10,357
6/30/2016	$10,362	$10,388	$10,531	$10,384
7/31/2016	$10,513	$10,515	$10,598	$10,766
8/31/2016	$10,561	$10,510	$10,586	$10,782
9/30/2016	$10,595	$10,513	$10,580	$10,784
10/31/2016	$10,548	$10,422	$10,499	$10,587
11/30/2016	$10,480	$10,309	$10,250	$10,979
12/31/2016	$10,583	$10,368	$10,265	$11,196
1/31/2017	$10,679	$10,426	$10,285	$11,408
2/28/2017	$10,804	$10,542	$10,354	$11,861
3/31/2017	$10,845	$10,555	$10,349	$11,875
4/30/2017	$10,927	$10,639	$10,428	$11,997
5/31/2017	$10,996	$10,735	$10,509	$12,166
6/30/2017	$11,026	$10,738	$10,498	$12,242
7/31/2017	$11,118	$10,818	$10,543	$12,494
8/31/2017	$11,177	$10,887	$10,638	$12,532
9/30/2017	$11,227	$10,902	$10,587	$12,790
10/31/2017	$11,267	$10,954	$10,593	$13,089
11/30/2017	$11,315	$11,003	$10,580	$13,490
12/31/2017	$11,363	$11,065	$10,628	$13,640
1/31/2018	$11,456	$11,107	$10,506	$14,421
2/28/2018	$11,305	$10,953	$10,406	$13,890
3/31/2018	$11,305	$10,950	$10,473	$13,537
4/30/2018	$11,252	$10,918	$10,395	$13,589
5/31/2018	$11,238	$10,998	$10,469	$13,916
6/30/2018	$11,196	$10,995	$10,456	$14,002
7/31/2018	$11,311	$11,074	$10,459	$14,523
8/31/2018	$11,304	$11,167	$10,526	$14,996
9/30/2018	$11,306	$11,137	$10,458	$15,081
10/31/2018	$11,031	$10,925	$10,376	$14,050
11/30/2018	$11,055	$11,003	$10,438	$14,337
12/31/2018	$10,979	$10,962	$10,630	$13,042
1/31/2019	$11,333	$11,208	$10,742	$14,087
2/28/2019	$11,421	$11,276	$10,736	$14,540
3/31/2019	$11,556	$11,456	$10,942	$14,822
4/30/2019	$11,660	$11,547	$10,945	$15,422
5/31/2019	$11,643	$11,547	$11,139	$14,442
6/30/2019	$11,919	$11,801	$11,279	$15,460
7/31/2019	$11,936	$11,839	$11,304	$15,682
8/31/2019	$12,043	$11,999	$11,597	$15,434
9/30/2019	$12,070	$12,011	$11,535	$15,723
10/31/2019	$12,153	$12,099	$11,570	$16,063
11/30/2019	$12,188	$12,170	$11,564	$16,646
12/31/2019	$12,319	$12,242	$11,556	$17,149
1/31/2020	$12,419	$12,384	$11,778	$17,142
2/29/2020	$12,295	$12,322	$11,990	$15,731
3/31/2020	$11,439	$11,970	$11,920	$13,788
4/30/2020	$11,927	$12,377	$12,132	$15,555
5/31/2020	$12,208	$12,530	$12,188	$16,296
6/30/2020	$12,385	$12,641	$12,265	$16,620
7/31/2020	$12,700	$12,885	$12,448	$17,558
8/31/2020	$12,819	$12,990	$12,348	$18,820
9/30/2020	$12,718	$12,895	$12,341	$18,105
10/31/2020	$12,644	$12,780	$12,286	$17,623
11/30/2020	$13,118	$13,171	$12,406	$19,552
12/31/2020	$13,290	$13,289	$12,424	$20,304
1/31/2021	$13,191	$13,200	$12,334	$20,099
2/28/2021	$13,144	$13,146	$12,156	$20,653
3/31/2021	$13,092	$13,141	$12,005	$21,558
4/30/2021	$13,314	$13,334	$12,099	$22,708
5/31/2021	$13,409	$13,398	$12,139	$22,867
6/30/2021	$13,493	$13,498	$12,224	$23,401
7/31/2021	$13,588	$13,649	$12,361	$23,956
8/31/2021	$13,650	$13,707	$12,337	$24,685
9/30/2021	$13,473	$13,514	$12,231	$23,537
10/31/2021	$13,569	$13,671	$12,227	$25,186
11/30/2021	$13,468	$13,651	$12,263	$25,011
12/31/2021	$13,583	$13,755	$12,232	$26,132
1/31/2022	$13,240	$13,422	$11,968	$24,780
2/28/2022	$13,021	$13,253	$11,835	$24,038
3/31/2022	$12,770	$13,093	$11,506	$24,931
4/30/2022	$12,221	$12,556	$11,069	$22,757
5/31/2022	$12,252	$12,618	$11,141	$22,798
6/30/2022	$11,783	$12,275	$10,966	$20,916
7/31/2022	$12,207	$12,672	$11,234	$22,845
8/31/2022	$11,915	$12,334	$10,917	$21,913
9/30/2022	$11,310	$11,764	$10,445	$19,895
10/31/2022	$11,392	$11,843	$10,310	$21,506
11/30/2022	$11,850	$12,297	$10,689	$22,708
12/31/2022	$11,726	$12,162	$10,641	$21,399
1/31/2023	$12,184	$12,575	$10,968	$22,744
2/28/2023	$11,920	$12,311	$10,684	$22,189
3/31/2023	$12,152	$12,605	$10,956	$23,004
4/30/2023	$12,240	$12,708	$11,022	$23,363
5/31/2023	$12,104	$12,607	$10,902	$23,464
6/30/2023	$12,303	$12,740	$10,863	$25,015
7/31/2023	$12,427	$12,824	$10,856	$25,818
8/31/2023	$12,284	$12,724	$10,786	$25,407
9/30/2023	$11,936	$12,410	$10,512	$24,196
10/31/2023	$11,724	$12,227	$10,346	$23,687
11/30/2023	$12,328	$12,819	$10,815	$25,850
12/31/2023	$12,808	$13,268	$11,229	$27,025
1/31/2024	$12,840	$13,290	$11,198	$27,479
2/29/2024	$12,933	$13,295	$11,040	$28,946
3/31/2024	$13,142	$13,470	$11,142	$29,878
4/30/2024	$12,782	$13,158	$10,860	$28,657
5/31/2024	$13,049	$13,435	$11,044	$30,078
6/30/2024	$13,188	$13,588	$11,149	$31,157
7/31/2024	$13,480	$13,848	$11,409	$31,537
8/31/2024	$13,698	$14,060	$11,573	$32,302
9/30/2024	$13,889	$14,243	$11,728	$32,992
10/31/2024	$13,629	$13,964	$11,437	$32,692
11/30/2024	$13,944	$14,187	$11,558	$34,611
12/31/2024	$13,625	$13,977	$11,369	$33,786
1/31/2025	$13,832	$14,128	$11,430	$34,727
2/28/2025	$13,949	$14,323	$11,681	$34,274
3/31/2025	$13,754	$14,210	$11,685	$32,343
4/30/2025	$13,751	$14,272	$11,731	$32,124
5/31/2025	$13,964	$14,380	$11,647	$34,146
6/30/2025	$14,304	$14,657	$11,826	$35,882
7/31/2025	$14,355	$14,678	$11,795	$36,687
8/31/2025	$14,581	$14,877	$11,936	$37,431
9/30/2025	$14,777	$15,086	$12,067	$38,797
10/31/2025	$14,876	$15,217	$12,142	$39,706
11/30/2025	$14,960	$15,295	$12,217	$39,803
12/31/2025	$14,981	$15,312	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.95%	2.42%	4.12%
Portfolio Optimization Conservative Composite Benchmark	9.55%	2.87%	4.35%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$915,734,347
  # of Portfolio Holdings35
  Total Advisory Fees Paid$940,465
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
75.4%
Affiliated Equity Funds
24.6%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.6%
Affiliated Fixed Income Funds	75.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.13%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Conservative (Class P)	Portfolio Optimization Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,021	$10,031	$10,053	$9,970
11/30/2019	$10,051	$10,090	$10,048	$10,332
12/31/2019	$10,161	$10,150	$10,041	$10,644
1/31/2020	$10,245	$10,268	$10,234	$10,640
2/29/2020	$10,145	$10,217	$10,419	$9,764
3/31/2020	$9,440	$9,925	$10,357	$8,558
4/30/2020	$9,845	$10,263	$10,542	$9,655
5/31/2020	$10,078	$10,389	$10,591	$10,115
6/30/2020	$10,226	$10,481	$10,657	$10,316
7/31/2020	$10,488	$10,684	$10,816	$10,898
8/31/2020	$10,588	$10,770	$10,729	$11,681
9/30/2020	$10,506	$10,691	$10,723	$11,237
10/31/2020	$10,447	$10,597	$10,675	$10,939
11/30/2020	$10,840	$10,920	$10,780	$12,136
12/31/2020	$10,984	$11,019	$10,795	$12,603
1/31/2021	$10,905	$10,945	$10,718	$12,475
2/28/2021	$10,868	$10,900	$10,563	$12,819
3/31/2021	$10,826	$10,896	$10,431	$13,381
4/30/2021	$11,011	$11,055	$10,513	$14,095
5/31/2021	$11,092	$11,108	$10,548	$14,193
6/30/2021	$11,164	$11,192	$10,622	$14,525
7/31/2021	$11,244	$11,317	$10,741	$14,870
8/31/2021	$11,297	$11,365	$10,720	$15,322
9/30/2021	$11,152	$11,205	$10,627	$14,609
10/31/2021	$11,234	$11,335	$10,624	$15,633
11/30/2021	$11,153	$11,318	$10,656	$15,524
12/31/2021	$11,249	$11,405	$10,629	$16,220
1/31/2022	$10,967	$11,129	$10,400	$15,381
2/28/2022	$10,787	$10,989	$10,284	$14,920
3/31/2022	$10,581	$10,855	$9,998	$15,474
4/30/2022	$10,128	$10,411	$9,618	$14,125
5/31/2022	$10,155	$10,462	$9,680	$14,151
6/30/2022	$9,769	$10,178	$9,529	$12,983
7/31/2022	$10,121	$10,506	$9,761	$14,180
8/31/2022	$9,881	$10,227	$9,486	$13,602
9/30/2022	$9,381	$9,754	$9,076	$12,349
10/31/2022	$9,451	$9,819	$8,958	$13,349
11/30/2022	$9,832	$10,196	$9,288	$14,095
12/31/2022	$9,731	$10,084	$9,246	$13,283
1/31/2023	$10,113	$10,426	$9,530	$14,117
2/28/2023	$9,896	$10,207	$9,284	$13,773
3/31/2023	$10,090	$10,451	$9,520	$14,278
4/30/2023	$10,164	$10,537	$9,577	$14,501
5/31/2023	$10,053	$10,453	$9,473	$14,564
6/30/2023	$10,220	$10,563	$9,439	$15,527
7/31/2023	$10,325	$10,633	$9,433	$16,025
8/31/2023	$10,208	$10,550	$9,372	$15,770
9/30/2023	$9,921	$10,289	$9,134	$15,018
10/31/2023	$9,746	$10,137	$8,990	$14,703
11/30/2023	$10,249	$10,629	$9,397	$16,045
12/31/2023	$10,651	$11,001	$9,757	$16,774
1/31/2024	$10,679	$11,019	$9,730	$17,056
2/29/2024	$10,758	$11,023	$9,593	$17,967
3/31/2024	$10,934	$11,168	$9,681	$18,545
4/30/2024	$10,636	$10,909	$9,437	$17,788
5/31/2024	$10,860	$11,140	$9,597	$18,670
6/30/2024	$10,977	$11,266	$9,688	$19,339
7/31/2024	$11,223	$11,482	$9,914	$19,575
8/31/2024	$11,406	$11,658	$10,056	$20,050
9/30/2024	$11,567	$11,809	$10,191	$20,478
10/31/2024	$11,352	$11,578	$9,938	$20,292
11/30/2024	$11,617	$11,762	$10,043	$21,483
12/31/2024	$11,353	$11,589	$9,879	$20,971
1/31/2025	$11,527	$11,714	$9,931	$21,555
2/28/2025	$11,626	$11,876	$10,150	$21,274
3/31/2025	$11,466	$11,782	$10,154	$20,075
4/30/2025	$11,465	$11,833	$10,194	$19,939
5/31/2025	$11,645	$11,923	$10,121	$21,194
6/30/2025	$11,930	$12,152	$10,276	$22,272
7/31/2025	$11,975	$12,170	$10,249	$22,772
8/31/2025	$12,166	$12,335	$10,372	$23,233
9/30/2025	$12,331	$12,508	$10,485	$24,081
10/31/2025	$12,416	$12,617	$10,550	$24,645
11/30/2025	$12,489	$12,681	$10,616	$24,706
12/31/2025	$12,508	$12,696	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	10.18%	2.63%	3.69%
Portfolio Optimization Conservative Composite Benchmark	9.55%	2.87%	3.94%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$915,734,347
  # of Portfolio Holdings35
  Total Advisory Fees Paid$940,465
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	24.6%
Affiliated Fixed Income Funds	75.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate-Conservative (Class I)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,753	$9,848	$10,138	$9,504
2/29/2016	$9,729	$9,861	$10,210	$9,491
3/31/2016	$10,089	$10,171	$10,303	$10,135
4/30/2016	$10,197	$10,232	$10,343	$10,174
5/31/2016	$10,239	$10,280	$10,345	$10,357
6/30/2016	$10,295	$10,346	$10,531	$10,384
7/31/2016	$10,509	$10,546	$10,598	$10,766
8/31/2016	$10,571	$10,545	$10,586	$10,782
9/30/2016	$10,618	$10,556	$10,580	$10,784
10/31/2016	$10,542	$10,437	$10,499	$10,587
11/30/2016	$10,560	$10,408	$10,250	$10,979
12/31/2016	$10,678	$10,514	$10,265	$11,196
1/31/2017	$10,812	$10,615	$10,285	$11,408
2/28/2017	$10,983	$10,792	$10,354	$11,861
3/31/2017	$11,043	$10,823	$10,349	$11,875
4/30/2017	$11,147	$10,927	$10,428	$11,997
5/31/2017	$11,237	$11,055	$10,509	$12,166
6/30/2017	$11,290	$11,070	$10,498	$12,242
7/31/2017	$11,427	$11,195	$10,543	$12,494
8/31/2017	$11,473	$11,256	$10,638	$12,532
9/30/2017	$11,583	$11,327	$10,587	$12,790
10/31/2017	$11,667	$11,428	$10,593	$13,089
11/30/2017	$11,764	$11,539	$10,580	$13,490
12/31/2017	$11,831	$11,624	$10,628	$13,640
1/31/2018	$12,049	$11,816	$10,506	$14,421
2/28/2018	$11,813	$11,577	$10,406	$13,890
3/31/2018	$11,784	$11,507	$10,473	$13,537
4/30/2018	$11,746	$11,505	$10,395	$13,589
5/31/2018	$11,749	$11,605	$10,469	$13,916
6/30/2018	$11,701	$11,607	$10,456	$14,002
7/31/2018	$11,865	$11,769	$10,459	$14,523
8/31/2018	$11,878	$11,901	$10,526	$14,996
9/30/2018	$11,879	$11,895	$10,458	$15,081
10/31/2018	$11,421	$11,512	$10,376	$14,050
11/30/2018	$11,484	$11,617	$10,438	$14,337
12/31/2018	$11,241	$11,355	$10,630	$13,042
1/31/2019	$11,724	$11,765	$10,742	$14,087
2/28/2019	$11,877	$11,907	$10,736	$14,540
3/31/2019	$12,004	$12,101	$10,942	$14,822
4/30/2019	$12,190	$12,286	$10,945	$15,422
5/31/2019	$12,015	$12,105	$11,139	$14,442
6/30/2019	$12,411	$12,511	$11,279	$15,460
7/31/2019	$12,425	$12,565	$11,304	$15,682
8/31/2019	$12,449	$12,638	$11,597	$15,434
9/30/2019	$12,522	$12,714	$11,535	$15,723
10/31/2019	$12,647	$12,864	$11,570	$16,063
11/30/2019	$12,751	$13,017	$11,564	$16,646
12/31/2019	$12,958	$13,174	$11,556	$17,149
1/31/2020	$12,979	$13,274	$11,778	$17,142
2/29/2020	$12,644	$12,947	$11,990	$15,731
3/31/2020	$11,526	$12,260	$11,920	$13,788
4/30/2020	$12,197	$12,920	$12,132	$15,555
5/31/2020	$12,591	$13,191	$12,188	$16,296
6/30/2020	$12,806	$13,356	$12,265	$16,620
7/31/2020	$13,221	$13,714	$12,448	$17,558
8/31/2020	$13,481	$14,025	$12,348	$18,820
9/30/2020	$13,294	$13,825	$12,341	$18,105
10/31/2020	$13,187	$13,628	$12,286	$17,623
11/30/2020	$13,956	$14,354	$12,406	$19,552
12/31/2020	$14,250	$14,596	$12,424	$20,304
1/31/2021	$14,131	$14,485	$12,334	$20,099
2/28/2021	$14,226	$14,532	$12,156	$20,653
3/31/2021	$14,301	$14,666	$12,005	$21,558
4/30/2021	$14,645	$15,003	$12,099	$22,708
5/31/2021	$14,787	$15,108	$12,139	$22,867
6/30/2021	$14,891	$15,250	$12,224	$23,401
7/31/2021	$15,012	$15,455	$12,361	$23,956
8/31/2021	$15,139	$15,609	$12,337	$24,685
9/30/2021	$14,858	$15,278	$12,231	$23,537
10/31/2021	$15,097	$15,635	$12,227	$25,186
11/30/2021	$14,906	$15,553	$12,263	$25,011
12/31/2021	$15,145	$15,822	$12,232	$26,132
1/31/2022	$14,659	$15,329	$11,968	$24,780
2/28/2022	$14,375	$15,079	$11,835	$24,038
3/31/2022	$14,181	$15,048	$11,506	$24,931
4/30/2022	$13,454	$14,271	$11,069	$22,757
5/31/2022	$13,496	$14,337	$11,141	$22,798
6/30/2022	$12,834	$13,737	$10,966	$20,916
7/31/2022	$13,404	$14,354	$11,234	$22,845
8/31/2022	$13,021	$13,909	$10,917	$21,913
9/30/2022	$12,234	$13,098	$10,445	$19,895
10/31/2022	$12,484	$13,404	$10,310	$21,506
11/30/2022	$13,113	$14,030	$10,689	$22,708
12/31/2022	$12,888	$13,762	$10,641	$21,399
1/31/2023	$13,503	$14,349	$10,968	$22,744
2/28/2023	$13,187	$14,033	$10,684	$22,189
3/31/2023	$13,406	$14,407	$10,956	$23,004
4/30/2023	$13,518	$14,563	$11,022	$23,363
5/31/2023	$13,348	$14,447	$10,902	$23,464
6/30/2023	$13,671	$14,780	$10,863	$25,015
7/31/2023	$13,869	$14,971	$10,856	$25,818
8/31/2023	$13,667	$14,801	$10,786	$25,407
9/30/2023	$13,227	$14,358	$10,512	$24,196
10/31/2023	$12,972	$14,102	$10,346	$23,687
11/30/2023	$13,739	$14,945	$10,815	$25,850
12/31/2023	$14,313	$15,521	$11,229	$27,025
1/31/2024	$14,360	$15,593	$11,198	$27,479
2/29/2024	$14,586	$15,768	$11,040	$28,946
3/31/2024	$14,880	$16,052	$11,142	$29,878
4/30/2024	$14,416	$15,618	$10,860	$28,657
5/31/2024	$14,792	$16,051	$11,044	$30,078
6/30/2024	$14,962	$16,280	$11,149	$31,157
7/31/2024	$15,300	$16,585	$11,409	$31,537
8/31/2024	$15,586	$16,887	$11,573	$32,302
9/30/2024	$15,813	$17,131	$11,728	$32,992
10/31/2024	$15,510	$16,785	$11,437	$32,692
11/30/2024	$15,943	$17,166	$11,558	$34,611
12/31/2024	$15,517	$16,871	$11,369	$33,786
1/31/2025	$15,822	$17,152	$11,430	$34,727
2/28/2025	$15,906	$17,312	$11,681	$34,274
3/31/2025	$15,586	$17,021	$11,685	$32,343
4/30/2025	$15,587	$17,104	$11,731	$32,124
5/31/2025	$15,987	$17,450	$11,647	$34,146
6/30/2025	$16,448	$17,895	$11,826	$35,882
7/31/2025	$16,531	$17,973	$11,795	$36,687
8/31/2025	$16,825	$18,273	$11,936	$37,431
9/30/2025	$17,103	$18,614	$12,067	$38,797
10/31/2025	$17,234	$18,831	$12,142	$39,706
11/30/2025	$17,336	$18,921	$12,217	$39,803
12/31/2025	$17,388	$18,973	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	12.06%	4.06%	5.69%
Portfolio Optimization Moderate-Conservative Composite Benchmark	12.46%	5.39%	6.61%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,353,466,082
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,392,689
  Portfolio Turnover Rate36%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
56.9%
Affiliated Equity Funds
43.1%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.1%
Affiliated Fixed Income Funds	56.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate-Conservative (Class P)	Portfolio Optimization Moderate-Conservative Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$10,007	$10,020	$10,053	$9,970
11/30/2019	$10,090	$10,139	$10,048	$10,332
12/31/2019	$10,256	$10,261	$10,041	$10,644
1/31/2020	$10,274	$10,339	$10,234	$10,640
2/29/2020	$10,010	$10,085	$10,419	$9,764
3/31/2020	$9,127	$9,550	$10,357	$8,558
4/30/2020	$9,660	$10,064	$10,542	$9,655
5/31/2020	$9,974	$10,275	$10,591	$10,115
6/30/2020	$10,146	$10,403	$10,657	$10,316
7/31/2020	$10,476	$10,682	$10,816	$10,898
8/31/2020	$10,684	$10,924	$10,729	$11,681
9/30/2020	$10,537	$10,768	$10,723	$11,237
10/31/2020	$10,454	$10,615	$10,675	$10,939
11/30/2020	$11,066	$11,181	$10,780	$12,136
12/31/2020	$11,301	$11,369	$10,795	$12,603
1/31/2021	$11,208	$11,282	$10,718	$12,475
2/28/2021	$11,285	$11,319	$10,563	$12,819
3/31/2021	$11,347	$11,424	$10,431	$13,381
4/30/2021	$11,622	$11,686	$10,513	$14,095
5/31/2021	$11,736	$11,768	$10,548	$14,193
6/30/2021	$11,821	$11,878	$10,622	$14,525
7/31/2021	$11,919	$12,038	$10,741	$14,870
8/31/2021	$12,022	$12,158	$10,720	$15,322
9/30/2021	$11,801	$11,900	$10,627	$14,609
10/31/2021	$11,993	$12,178	$10,624	$15,633
11/30/2021	$11,843	$12,114	$10,656	$15,524
12/31/2021	$12,035	$12,324	$10,629	$16,220
1/31/2022	$11,651	$11,940	$10,400	$15,381
2/28/2022	$11,426	$11,745	$10,284	$14,920
3/31/2022	$11,275	$11,721	$9,998	$15,474
4/30/2022	$10,698	$11,116	$9,618	$14,125
5/31/2022	$10,733	$11,167	$9,680	$14,151
6/30/2022	$10,209	$10,700	$9,529	$12,983
7/31/2022	$10,664	$11,180	$9,761	$14,180
8/31/2022	$10,361	$10,834	$9,486	$13,602
9/30/2022	$9,736	$10,202	$9,076	$12,349
10/31/2022	$9,937	$10,440	$8,958	$13,349
11/30/2022	$10,439	$10,928	$9,288	$14,095
12/31/2022	$10,262	$10,720	$9,246	$13,283
1/31/2023	$10,754	$11,177	$9,530	$14,117
2/28/2023	$10,503	$10,931	$9,284	$13,773
3/31/2023	$10,680	$11,222	$9,520	$14,278
4/30/2023	$10,771	$11,343	$9,577	$14,501
5/31/2023	$10,637	$11,253	$9,473	$14,564
6/30/2023	$10,896	$11,512	$9,439	$15,527
7/31/2023	$11,056	$11,661	$9,433	$16,025
8/31/2023	$10,897	$11,529	$9,372	$15,770
9/30/2023	$10,548	$11,183	$9,134	$15,018
10/31/2023	$10,347	$10,984	$8,990	$14,703
11/30/2023	$10,960	$11,641	$9,397	$16,045
12/31/2023	$11,419	$12,089	$9,757	$16,774
1/31/2024	$11,459	$12,146	$9,730	$17,056
2/29/2024	$11,641	$12,282	$9,593	$17,967
3/31/2024	$11,878	$12,503	$9,681	$18,545
4/30/2024	$11,509	$12,165	$9,437	$17,788
5/31/2024	$11,811	$12,502	$9,597	$18,670
6/30/2024	$11,949	$12,681	$9,688	$19,339
7/31/2024	$12,221	$12,918	$9,914	$19,575
8/31/2024	$12,452	$13,153	$10,056	$20,050
9/30/2024	$12,635	$13,343	$10,191	$20,478
10/31/2024	$12,395	$13,074	$9,938	$20,292
11/30/2024	$12,744	$13,371	$10,043	$21,483
12/31/2024	$12,405	$13,141	$9,879	$20,971
1/31/2025	$12,651	$13,360	$9,931	$21,555
2/28/2025	$12,720	$13,484	$10,150	$21,274
3/31/2025	$12,466	$13,258	$10,154	$20,075
4/30/2025	$12,469	$13,322	$10,194	$19,939
5/31/2025	$12,792	$13,592	$10,121	$21,194
6/30/2025	$13,163	$13,938	$10,276	$22,272
7/31/2025	$13,231	$13,999	$10,249	$22,772
8/31/2025	$13,469	$14,233	$10,372	$23,233
9/30/2025	$13,693	$14,499	$10,485	$24,081
10/31/2025	$13,801	$14,668	$10,550	$24,645
11/30/2025	$13,884	$14,737	$10,616	$24,706
12/31/2025	$13,929	$14,778	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	12.29%	4.27%	5.52%
Portfolio Optimization Moderate-Conservative Composite Benchmark	12.46%	5.39%	6.53%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,353,466,082
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,392,689
  Portfolio Turnover Rate36%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.1%
Affiliated Fixed Income Funds	56.9%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Consumer Non-Cyclical Sector Risk was removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate (Class I)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,677	$9,744	$10,138	$9,504
2/29/2016	$9,641	$9,738	$10,210	$9,491
3/31/2016	$10,074	$10,130	$10,303	$10,135
4/30/2016	$10,176	$10,205	$10,343	$10,174
5/31/2016	$10,246	$10,265	$10,345	$10,357
6/30/2016	$10,277	$10,293	$10,531	$10,384
7/31/2016	$10,545	$10,547	$10,598	$10,766
8/31/2016	$10,617	$10,550	$10,586	$10,782
9/30/2016	$10,670	$10,568	$10,580	$10,784
10/31/2016	$10,560	$10,429	$10,499	$10,587
11/30/2016	$10,664	$10,461	$10,250	$10,979
12/31/2016	$10,808	$10,603	$10,265	$11,196
1/31/2017	$10,970	$10,738	$10,285	$11,408
2/28/2017	$11,174	$10,959	$10,354	$11,861
3/31/2017	$11,247	$11,007	$10,349	$11,875
4/30/2017	$11,366	$11,126	$10,428	$11,997
5/31/2017	$11,462	$11,282	$10,509	$12,166
6/30/2017	$11,533	$11,304	$10,498	$12,242
7/31/2017	$11,705	$11,465	$10,543	$12,494
8/31/2017	$11,732	$11,517	$10,638	$12,532
9/30/2017	$11,900	$11,635	$10,587	$12,790
10/31/2017	$12,018	$11,774	$10,593	$13,089
11/30/2017	$12,156	$11,932	$10,580	$13,490
12/31/2017	$12,237	$12,035	$10,628	$13,640
1/31/2018	$12,560	$12,351	$10,506	$14,421
2/28/2018	$12,243	$12,043	$10,406	$13,890
3/31/2018	$12,180	$11,918	$10,473	$13,537
4/30/2018	$12,170	$11,946	$10,395	$13,589
5/31/2018	$12,196	$12,053	$10,469	$13,916
6/30/2018	$12,146	$12,057	$10,456	$14,002
7/31/2018	$12,346	$12,284	$10,459	$14,523
8/31/2018	$12,384	$12,439	$10,526	$14,996
9/30/2018	$12,387	$12,456	$10,458	$15,081
10/31/2018	$11,767	$11,932	$10,376	$14,050
11/30/2018	$11,863	$12,055	$10,438	$14,337
12/31/2018	$11,435	$11,615	$10,630	$13,042
1/31/2019	$12,052	$12,150	$10,742	$14,087
2/28/2019	$12,270	$12,351	$10,736	$14,540
3/31/2019	$12,397	$12,549	$10,942	$14,822
4/30/2019	$12,654	$12,808	$10,945	$15,422
5/31/2019	$12,359	$12,477	$11,139	$14,442
6/30/2019	$12,857	$13,000	$11,279	$15,460
7/31/2019	$12,885	$13,062	$11,304	$15,682
8/31/2019	$12,857	$13,056	$11,597	$15,434
9/30/2019	$12,957	$13,186	$11,535	$15,723
10/31/2019	$13,122	$13,388	$11,570	$16,063
11/30/2019	$13,294	$13,604	$11,564	$16,646
12/31/2019	$13,546	$13,833	$11,556	$17,149
1/31/2020	$13,539	$13,887	$11,778	$17,142
2/29/2020	$13,038	$13,336	$11,990	$15,731
3/31/2020	$11,732	$12,384	$11,920	$13,788
4/30/2020	$12,578	$13,220	$12,132	$15,555
5/31/2020	$13,050	$13,581	$12,188	$16,296
6/30/2020	$13,302	$13,791	$12,265	$16,620
7/31/2020	$13,801	$14,226	$12,448	$17,558
8/31/2020	$14,181	$14,703	$12,348	$18,820
9/30/2020	$13,919	$14,419	$12,341	$18,105
10/31/2020	$13,769	$14,156	$12,286	$17,623
11/30/2020	$14,768	$15,156	$12,406	$19,552
12/31/2020	$15,148	$15,503	$12,424	$20,304
1/31/2021	$15,003	$15,374	$12,334	$20,099
2/28/2021	$15,209	$15,514	$12,156	$20,653
3/31/2021	$15,378	$15,767	$12,005	$21,558
4/30/2021	$15,833	$16,221	$12,099	$22,708
5/31/2021	$16,006	$16,365	$12,139	$22,867
6/30/2021	$16,125	$16,533	$12,224	$23,401
7/31/2021	$16,258	$16,777	$12,361	$23,956
8/31/2021	$16,451	$17,014	$12,337	$24,685
9/30/2021	$16,076	$16,569	$12,231	$23,537
10/31/2021	$16,458	$17,093	$12,227	$25,186
11/30/2021	$16,181	$16,945	$12,263	$25,011
12/31/2021	$16,539	$17,363	$12,232	$26,132
1/31/2022	$15,937	$16,739	$11,968	$24,780
2/28/2022	$15,596	$16,425	$11,835	$24,038
3/31/2022	$15,478	$16,517	$11,506	$24,931
4/30/2022	$14,576	$15,548	$11,069	$22,757
5/31/2022	$14,618	$15,615	$11,141	$22,798
6/30/2022	$13,788	$14,792	$10,966	$20,916
7/31/2022	$14,505	$15,583	$11,234	$22,845
8/31/2022	$14,045	$15,056	$10,917	$21,913
9/30/2022	$13,106	$14,053	$10,445	$19,895
10/31/2022	$13,532	$14,556	$10,310	$21,506
11/30/2022	$14,276	$15,329	$10,689	$22,708
12/31/2022	$13,940	$14,956	$10,641	$21,399
1/31/2023	$14,683	$15,688	$10,968	$22,744
2/28/2023	$14,334	$15,340	$10,684	$22,189
3/31/2023	$14,587	$15,771	$10,956	$23,004
4/30/2023	$14,729	$15,976	$11,022	$23,363
5/31/2023	$14,542	$15,843	$10,902	$23,464
6/30/2023	$15,054	$16,355	$10,863	$25,015
7/31/2023	$15,357	$16,645	$10,856	$25,818
8/31/2023	$15,083	$16,410	$10,786	$25,407
9/30/2023	$14,532	$15,865	$10,512	$24,196
10/31/2023	$14,231	$15,548	$10,346	$23,687
11/30/2023	$15,193	$16,599	$10,815	$25,850
12/31/2023	$15,874	$17,274	$11,229	$27,025
1/31/2024	$15,952	$17,393	$11,198	$27,479
2/29/2024	$16,388	$17,727	$11,040	$28,946
3/31/2024	$16,784	$18,110	$11,142	$29,878
4/30/2024	$16,201	$17,581	$10,860	$28,657
5/31/2024	$16,690	$18,149	$11,044	$30,078
6/30/2024	$16,906	$18,435	$11,149	$31,157
7/31/2024	$17,283	$18,772	$11,409	$31,537
8/31/2024	$17,644	$19,153	$11,573	$32,302
9/30/2024	$17,908	$19,444	$11,728	$32,992
10/31/2024	$17,592	$19,043	$11,437	$32,692
11/30/2024	$18,250	$19,554	$11,558	$34,611
12/31/2024	$17,654	$19,189	$11,369	$33,786
1/31/2025	$18,105	$19,597	$11,430	$34,727
2/28/2025	$18,047	$19,716	$11,681	$34,274
3/31/2025	$17,487	$19,268	$11,685	$32,343
4/30/2025	$17,466	$19,381	$11,731	$32,124
5/31/2025	$18,140	$19,957	$11,647	$34,146
6/30/2025	$18,766	$20,547	$11,826	$35,882
7/31/2025	$18,918	$20,674	$11,795	$36,687
8/31/2025	$19,280	$21,072	$11,936	$37,431
9/30/2025	$19,650	$21,531	$12,067	$38,797
10/31/2025	$19,821	$21,826	$12,142	$39,706
11/30/2025	$19,917	$21,923	$12,217	$39,803
12/31/2025	$19,997	$22,021	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.27%	5.71%	7.18%
Portfolio Optimization Moderate Composite Benchmark	14.76%	7.27%	8.21%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,449,185,547
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,509,928
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The underweight to overall fixed income relative to the Composite Benchmark also helped performance.

+ The overweight to large capitalization growth stocks benefited performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Moderate (Class P)	Portfolio Optimization Moderate Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,998	$10,011	$10,053	$9,970
11/30/2019	$10,130	$10,172	$10,048	$10,332
12/31/2019	$10,325	$10,343	$10,041	$10,644
1/31/2020	$10,321	$10,384	$10,234	$10,640
2/29/2020	$9,941	$9,971	$10,419	$9,764
3/31/2020	$8,947	$9,260	$10,357	$8,558
4/30/2020	$9,593	$9,885	$10,542	$9,655
5/31/2020	$9,955	$10,155	$10,591	$10,115
6/30/2020	$10,149	$10,311	$10,657	$10,316
7/31/2020	$10,531	$10,637	$10,816	$10,898
8/31/2020	$10,823	$10,993	$10,729	$11,681
9/30/2020	$10,625	$10,781	$10,723	$11,237
10/31/2020	$10,512	$10,584	$10,675	$10,939
11/30/2020	$11,277	$11,332	$10,780	$12,136
12/31/2020	$11,569	$11,592	$10,795	$12,603
1/31/2021	$11,460	$11,496	$10,718	$12,475
2/28/2021	$11,619	$11,600	$10,563	$12,819
3/31/2021	$11,750	$11,789	$10,431	$13,381
4/30/2021	$12,100	$12,129	$10,513	$14,095
5/31/2021	$12,234	$12,237	$10,548	$14,193
6/30/2021	$12,327	$12,362	$10,622	$14,525
7/31/2021	$12,431	$12,545	$10,741	$14,870
8/31/2021	$12,581	$12,722	$10,720	$15,322
9/30/2021	$12,296	$12,389	$10,627	$14,609
10/31/2021	$12,590	$12,780	$10,624	$15,633
11/30/2021	$12,380	$12,670	$10,656	$15,524
12/31/2021	$12,656	$12,982	$10,629	$16,220
1/31/2022	$12,198	$12,516	$10,400	$15,381
2/28/2022	$11,939	$12,281	$10,284	$14,920
3/31/2022	$11,850	$12,350	$9,998	$15,474
4/30/2022	$11,162	$11,626	$9,618	$14,125
5/31/2022	$11,196	$11,676	$9,680	$14,151
6/30/2022	$10,562	$11,060	$9,529	$12,983
7/31/2022	$11,113	$11,651	$9,761	$14,180
8/31/2022	$10,762	$11,258	$9,486	$13,602
9/30/2022	$10,044	$10,507	$9,076	$12,349
10/31/2022	$10,372	$10,883	$8,958	$13,349
11/30/2022	$10,945	$11,462	$9,288	$14,095
12/31/2022	$10,689	$11,183	$9,246	$13,283
1/31/2023	$11,260	$11,730	$9,530	$14,117
2/28/2023	$10,994	$11,470	$9,284	$13,773
3/31/2023	$11,190	$11,792	$9,520	$14,278
4/30/2023	$11,301	$11,945	$9,577	$14,501
5/31/2023	$11,160	$11,846	$9,473	$14,564
6/30/2023	$11,554	$12,229	$9,439	$15,527
7/31/2023	$11,789	$12,446	$9,433	$16,025
8/31/2023	$11,581	$12,270	$9,372	$15,770
9/30/2023	$11,159	$11,862	$9,134	$15,018
10/31/2023	$10,930	$11,625	$8,990	$14,703
11/30/2023	$11,671	$12,411	$9,397	$16,045
12/31/2023	$12,196	$12,916	$9,757	$16,774
1/31/2024	$12,258	$13,005	$9,730	$17,056
2/29/2024	$12,595	$13,255	$9,593	$17,967
3/31/2024	$12,902	$13,541	$9,681	$18,545
4/30/2024	$12,456	$13,146	$9,437	$17,788
5/31/2024	$12,834	$13,570	$9,597	$18,670
6/30/2024	$13,002	$13,784	$9,688	$19,339
7/31/2024	$13,294	$14,036	$9,914	$19,575
8/31/2024	$13,574	$14,321	$10,056	$20,050
9/30/2024	$13,780	$14,539	$10,191	$20,478
10/31/2024	$13,538	$14,238	$9,938	$20,292
11/30/2024	$14,047	$14,621	$10,043	$21,483
12/31/2024	$13,591	$14,348	$9,879	$20,971
1/31/2025	$13,940	$14,653	$9,931	$21,555
2/28/2025	$13,898	$14,742	$10,150	$21,274
3/31/2025	$13,469	$14,407	$10,154	$20,075
4/30/2025	$13,455	$14,492	$10,194	$19,939
5/31/2025	$13,976	$14,922	$10,121	$21,194
6/30/2025	$14,461	$15,364	$10,276	$22,272
7/31/2025	$14,581	$15,458	$10,249	$22,772
8/31/2025	$14,862	$15,756	$10,372	$23,233
9/30/2025	$15,150	$16,099	$10,485	$24,081
10/31/2025	$15,284	$16,320	$10,550	$24,645
11/30/2025	$15,361	$16,392	$10,616	$24,706
12/31/2025	$15,425	$16,465	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	13.50%	5.92%	7.27%
Portfolio Optimization Moderate Composite Benchmark	14.76%	7.27%	8.41%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,449,185,547
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,509,928
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	36.5%
Affiliated Equity Funds	63.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk and Financial Sector Risk were added and Floating Rate Loan Risk and Conflicts of Interest Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Growth (Class I)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,590	$9,606	$10,138	$9,504
2/29/2016	$9,537	$9,575	$10,210	$9,491
3/31/2016	$10,027	$10,072	$10,303	$10,135
4/30/2016	$10,118	$10,159	$10,343	$10,174
5/31/2016	$10,224	$10,241	$10,345	$10,357
6/30/2016	$10,218	$10,219	$10,531	$10,384
7/31/2016	$10,547	$10,541	$10,598	$10,766
8/31/2016	$10,627	$10,549	$10,586	$10,782
9/30/2016	$10,684	$10,575	$10,580	$10,784
10/31/2016	$10,532	$10,412	$10,499	$10,587
11/30/2016	$10,717	$10,541	$10,250	$10,979
12/31/2016	$10,881	$10,731	$10,265	$11,196
1/31/2017	$11,078	$10,909	$10,285	$11,408
2/28/2017	$11,311	$11,191	$10,354	$11,861
3/31/2017	$11,399	$11,259	$10,349	$11,875
4/30/2017	$11,538	$11,395	$10,428	$11,997
5/31/2017	$11,656	$11,582	$10,509	$12,166
6/30/2017	$11,753	$11,617	$10,498	$12,242
7/31/2017	$11,972	$11,825	$10,543	$12,494
8/31/2017	$11,984	$11,862	$10,638	$12,532
9/30/2017	$12,213	$12,047	$10,587	$12,790
10/31/2017	$12,371	$12,241	$10,593	$13,089
11/30/2017	$12,556	$12,471	$10,580	$13,490
12/31/2017	$12,664	$12,598	$10,628	$13,640
1/31/2018	$13,138	$13,098	$10,506	$14,421
2/28/2018	$12,719	$12,694	$10,406	$13,890
3/31/2018	$12,608	$12,486	$10,473	$13,537
4/30/2018	$12,631	$12,555	$10,395	$13,589
5/31/2018	$12,671	$12,681	$10,469	$13,916
6/30/2018	$12,612	$12,692	$10,456	$14,002
7/31/2018	$12,865	$13,017	$10,459	$14,523
8/31/2018	$12,921	$13,216	$10,526	$14,996
9/30/2018	$12,927	$13,267	$10,458	$15,081
10/31/2018	$12,113	$12,541	$10,376	$14,050
11/30/2018	$12,252	$12,694	$10,438	$14,337
12/31/2018	$11,626	$11,981	$10,630	$13,042
1/31/2019	$12,384	$12,691	$10,742	$14,087
2/28/2019	$12,673	$12,980	$10,736	$14,540
3/31/2019	$12,790	$13,180	$10,942	$14,822
4/30/2019	$13,134	$13,550	$10,945	$15,422
5/31/2019	$12,668	$12,990	$11,139	$14,442
6/30/2019	$13,293	$13,677	$11,279	$15,460
7/31/2019	$13,326	$13,758	$11,304	$15,682
8/31/2019	$13,206	$13,629	$11,597	$15,434
9/30/2019	$13,348	$13,837	$11,535	$15,723
10/31/2019	$13,564	$14,111	$11,570	$16,063
11/30/2019	$13,818	$14,424	$11,564	$16,646
12/31/2019	$14,144	$14,758	$11,556	$17,149
1/31/2020	$14,060	$14,743	$11,778	$17,142
2/29/2020	$13,332	$13,855	$11,990	$15,731
3/31/2020	$11,721	$12,534	$11,920	$13,788
4/30/2020	$12,746	$13,617	$12,132	$15,555
5/31/2020	$13,297	$14,104	$12,188	$16,296
6/30/2020	$13,583	$14,369	$12,265	$16,620
7/31/2020	$14,149	$14,918	$12,448	$17,558
8/31/2020	$14,679	$15,641	$12,348	$18,820
9/30/2020	$14,337	$15,232	$12,341	$18,105
10/31/2020	$14,132	$14,876	$12,286	$17,623
11/30/2020	$15,436	$16,258	$12,406	$19,552
12/31/2020	$15,944	$16,756	$12,424	$20,304
1/31/2021	$15,779	$16,607	$12,334	$20,099
2/28/2021	$16,157	$16,893	$12,156	$20,653
3/31/2021	$16,474	$17,342	$12,005	$21,558
4/30/2021	$17,072	$17,979	$12,099	$22,708
5/31/2021	$17,290	$18,175	$12,139	$22,867
6/30/2021	$17,427	$18,389	$12,224	$23,401
7/31/2021	$17,578	$18,692	$12,361	$23,956
8/31/2021	$17,861	$19,065	$12,337	$24,685
9/30/2021	$17,358	$18,438	$12,231	$23,537
10/31/2021	$17,928	$19,239	$12,227	$25,186
11/30/2021	$17,528	$18,996	$12,263	$25,011
12/31/2021	$18,035	$19,651	$12,232	$26,132
1/31/2022	$17,270	$18,829	$11,968	$24,780
2/28/2022	$16,857	$18,417	$11,835	$24,038
3/31/2022	$16,848	$18,730	$11,506	$24,931
4/30/2022	$15,719	$17,469	$11,069	$22,757
5/31/2022	$15,766	$17,533	$11,141	$22,798
6/30/2022	$14,714	$16,365	$10,966	$20,916
7/31/2022	$15,617	$17,427	$11,234	$22,845
8/31/2022	$15,053	$16,789	$10,917	$21,913
9/30/2022	$13,911	$15,505	$10,445	$19,895
10/31/2022	$14,560	$16,329	$10,310	$21,506
11/30/2022	$15,473	$17,306	$10,689	$22,708
12/31/2022	$14,991	$16,752	$10,641	$21,399
1/31/2023	$15,891	$17,694	$10,968	$22,744
2/28/2023	$15,496	$17,309	$10,684	$22,189
3/31/2023	$15,752	$17,825	$10,956	$23,004
4/30/2023	$15,904	$18,102	$11,022	$23,363
5/31/2023	$15,693	$17,964	$10,902	$23,464
6/30/2023	$16,264	$18,776	$10,863	$25,015
7/31/2023	$16,597	$19,233	$10,856	$25,818
8/31/2023	$16,290	$18,903	$10,786	$25,407
9/30/2023	$15,687	$18,204	$10,512	$24,196
10/31/2023	$15,353	$17,803	$10,346	$23,687
11/30/2023	$16,408	$19,172	$10,815	$25,850
12/31/2023	$17,157	$19,986	$11,229	$27,025
1/31/2024	$17,236	$20,191	$11,198	$27,479
2/29/2024	$17,717	$20,816	$11,040	$28,946
3/31/2024	$18,162	$21,362	$11,142	$29,878
4/30/2024	$17,504	$20,688	$10,860	$28,657
5/31/2024	$18,059	$21,480	$11,044	$30,078
6/30/2024	$18,302	$21,876	$11,149	$31,157
7/31/2024	$18,715	$22,246	$11,409	$31,537
8/31/2024	$19,139	$22,750	$11,573	$32,302
9/30/2024	$19,427	$23,119	$11,728	$32,992
10/31/2024	$19,068	$22,662	$11,437	$32,692
11/30/2024	$19,817	$23,416	$11,558	$34,611
12/31/2024	$19,106	$22,944	$11,369	$33,786
1/31/2025	$19,675	$23,564	$11,430	$34,727
2/28/2025	$19,540	$23,581	$11,681	$34,274
3/31/2025	$18,844	$22,839	$11,685	$32,343
4/30/2025	$18,840	$22,985	$11,731	$32,124
5/31/2025	$19,753	$23,969	$11,647	$34,146
6/30/2025	$20,516	$24,814	$11,826	$35,882
7/31/2025	$20,701	$25,047	$11,795	$36,687
8/31/2025	$21,155	$25,598	$11,936	$37,431
9/30/2025	$21,608	$26,264	$12,067	$38,797
10/31/2025	$21,806	$26,700	$12,142	$39,706
11/30/2025	$21,913	$26,803	$12,217	$39,803
12/31/2025	$22,031	$26,973	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	15.31%	6.68%	8.22%
Portfolio Optimization Growth Composite Benchmark	17.56%	9.99%	10.43%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,215,133,247
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,207,018
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Growth (Class P)	Portfolio Optimization Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,985	$9,996	$10,053	$9,970
11/30/2019	$10,173	$10,218	$10,048	$10,332
12/31/2019	$10,415	$10,454	$10,041	$10,644
1/31/2020	$10,355	$10,444	$10,234	$10,640
2/29/2020	$9,821	$9,815	$10,419	$9,764
3/31/2020	$8,635	$8,879	$10,357	$8,558
4/30/2020	$9,392	$9,647	$10,542	$9,655
5/31/2020	$9,799	$9,991	$10,591	$10,115
6/30/2020	$10,012	$10,179	$10,657	$10,316
7/31/2020	$10,431	$10,568	$10,816	$10,898
8/31/2020	$10,823	$11,080	$10,729	$11,681
9/30/2020	$10,573	$10,790	$10,723	$11,237
10/31/2020	$10,424	$10,538	$10,675	$10,939
11/30/2020	$11,388	$11,517	$10,780	$12,136
12/31/2020	$11,764	$11,870	$10,795	$12,603
1/31/2021	$11,645	$11,765	$10,718	$12,475
2/28/2021	$11,925	$11,967	$10,563	$12,819
3/31/2021	$12,161	$12,285	$10,431	$13,381
4/30/2021	$12,605	$12,736	$10,513	$14,095
5/31/2021	$12,768	$12,875	$10,548	$14,193
6/30/2021	$12,871	$13,027	$10,622	$14,525
7/31/2021	$12,985	$13,242	$10,741	$14,870
8/31/2021	$13,196	$13,506	$10,720	$15,322
9/30/2021	$12,826	$13,062	$10,627	$14,609
10/31/2021	$13,250	$13,629	$10,624	$15,633
11/30/2021	$12,956	$13,457	$10,656	$15,524
12/31/2021	$13,334	$13,921	$10,629	$16,220
1/31/2022	$12,770	$13,339	$10,400	$15,381
2/28/2022	$12,467	$13,047	$10,284	$14,920
3/31/2022	$12,462	$13,269	$9,998	$15,474
4/30/2022	$11,630	$12,375	$9,618	$14,125
5/31/2022	$11,666	$12,421	$9,680	$14,151
6/30/2022	$10,889	$11,593	$9,529	$12,983
7/31/2022	$11,560	$12,345	$9,761	$14,180
8/31/2022	$11,144	$11,893	$9,486	$13,602
9/30/2022	$10,301	$10,984	$9,076	$12,349
10/31/2022	$10,782	$11,568	$8,958	$13,349
11/30/2022	$11,461	$12,259	$9,288	$14,095
12/31/2022	$11,106	$11,867	$9,246	$13,283
1/31/2023	$11,774	$12,534	$9,530	$14,117
2/28/2023	$11,483	$12,262	$9,284	$13,773
3/31/2023	$11,675	$12,628	$9,520	$14,278
4/30/2023	$11,789	$12,823	$9,577	$14,501
5/31/2023	$11,635	$12,726	$9,473	$14,564
6/30/2023	$12,060	$13,301	$9,439	$15,527
7/31/2023	$12,309	$13,625	$9,433	$16,025
8/31/2023	$12,084	$13,391	$9,372	$15,770
9/30/2023	$11,638	$12,896	$9,134	$15,018
10/31/2023	$11,392	$12,612	$8,990	$14,703
11/30/2023	$12,178	$13,581	$9,397	$16,045
12/31/2023	$12,735	$14,158	$9,757	$16,774
1/31/2024	$12,796	$14,304	$9,730	$17,056
2/29/2024	$13,155	$14,747	$9,593	$17,967
3/31/2024	$13,488	$15,133	$9,681	$18,545
4/30/2024	$13,002	$14,656	$9,437	$17,788
5/31/2024	$13,416	$15,217	$9,597	$18,670
6/30/2024	$13,599	$15,497	$9,688	$19,339
7/31/2024	$13,908	$15,759	$9,914	$19,575
8/31/2024	$14,226	$16,116	$10,056	$20,050
9/30/2024	$14,442	$16,378	$10,191	$20,478
10/31/2024	$14,178	$16,054	$9,938	$20,292
11/30/2024	$14,737	$16,588	$10,043	$21,483
12/31/2024	$14,211	$16,254	$9,879	$20,971
1/31/2025	$14,637	$16,693	$9,931	$21,555
2/28/2025	$14,538	$16,705	$10,150	$21,274
3/31/2025	$14,023	$16,179	$10,154	$20,075
4/30/2025	$14,022	$16,282	$10,194	$19,939
5/31/2025	$14,704	$16,980	$10,121	$21,194
6/30/2025	$15,275	$17,579	$10,276	$22,272
7/31/2025	$15,415	$17,743	$10,249	$22,772
8/31/2025	$15,755	$18,134	$10,372	$23,233
9/30/2025	$16,096	$18,606	$10,485	$24,081
10/31/2025	$16,246	$18,914	$10,550	$24,645
11/30/2025	$16,328	$18,987	$10,616	$24,706
12/31/2025	$16,419	$19,108	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	15.54%	6.89%	8.36%
Portfolio Optimization Growth Composite Benchmark	17.56%	9.99%	11.06%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$6,215,133,247
  # of Portfolio Holdings35
  Total Advisory Fees Paid$6,207,018
  Portfolio Turnover Rate39%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	21.0%
Affiliated Equity Funds	79.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk and Swap Agreements Risk were added and Small Number of Holdings Risk and Convertible Securities Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class I

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.32%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Aggressive-Growth (Class I)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,482	$9,501	$10,138	$9,504
2/29/2016	$9,413	$9,451	$10,210	$9,491
3/31/2016	$9,998	$10,025	$10,303	$10,135
4/30/2016	$10,089	$10,124	$10,343	$10,174
5/31/2016	$10,190	$10,219	$10,345	$10,357
6/30/2016	$10,159	$10,156	$10,531	$10,384
7/31/2016	$10,526	$10,530	$10,598	$10,766
8/31/2016	$10,617	$10,542	$10,586	$10,782
9/30/2016	$10,681	$10,576	$10,580	$10,784
10/31/2016	$10,505	$10,394	$10,499	$10,587
11/30/2016	$10,751	$10,585	$10,250	$10,979
12/31/2016	$10,933	$10,812	$10,265	$11,196
1/31/2017	$11,152	$11,025	$10,285	$11,408
2/28/2017	$11,396	$11,351	$10,354	$11,861
3/31/2017	$11,499	$11,438	$10,349	$11,875
4/30/2017	$11,648	$11,590	$10,428	$11,997
5/31/2017	$11,782	$11,806	$10,509	$12,166
6/30/2017	$11,902	$11,849	$10,498	$12,242
7/31/2017	$12,149	$12,095	$10,543	$12,494
8/31/2017	$12,138	$12,122	$10,638	$12,532
9/30/2017	$12,427	$12,359	$10,587	$12,790
10/31/2017	$12,618	$12,594	$10,593	$13,089
11/30/2017	$12,845	$12,879	$10,580	$13,490
12/31/2017	$12,966	$13,026	$10,628	$13,640
1/31/2018	$13,551	$13,671	$10,506	$14,421
2/28/2018	$13,057	$13,186	$10,406	$13,890
3/31/2018	$12,910	$12,913	$10,473	$13,537
4/30/2018	$12,960	$13,017	$10,395	$13,589
5/31/2018	$13,016	$13,152	$10,469	$13,916
6/30/2018	$12,956	$13,165	$10,456	$14,002
7/31/2018	$13,252	$13,566	$10,459	$14,523
8/31/2018	$13,334	$13,792	$10,526	$14,996
9/30/2018	$13,342	$13,872	$10,458	$15,081
10/31/2018	$12,375	$12,978	$10,376	$14,050
11/30/2018	$12,551	$13,150	$10,438	$14,337
12/31/2018	$11,748	$12,228	$10,630	$13,042
1/31/2019	$12,622	$13,071	$10,742	$14,087
2/28/2019	$12,974	$13,429	$10,736	$14,540
3/31/2019	$13,066	$13,629	$10,942	$14,822
4/30/2019	$13,473	$14,086	$10,945	$15,422
5/31/2019	$12,860	$13,344	$11,139	$14,442
6/30/2019	$13,578	$14,161	$11,279	$15,460
7/31/2019	$13,599	$14,251	$11,304	$15,682
8/31/2019	$13,389	$14,025	$11,597	$15,434
9/30/2019	$13,585	$14,295	$11,535	$15,723
10/31/2019	$13,848	$14,628	$11,570	$16,063
11/30/2019	$14,151	$15,016	$11,564	$16,646
12/31/2019	$14,539	$15,434	$11,556	$17,149
1/31/2020	$14,351	$15,359	$11,778	$17,142
2/29/2020	$13,424	$14,200	$11,990	$15,731
3/31/2020	$11,514	$12,587	$11,920	$13,788
4/30/2020	$12,649	$13,846	$12,132	$15,555
5/31/2020	$13,252	$14,427	$12,188	$16,296
6/30/2020	$13,575	$14,739	$12,265	$16,620
7/31/2020	$14,192	$15,372	$12,448	$17,558
8/31/2020	$14,819	$16,284	$12,348	$18,820
9/30/2020	$14,425	$15,776	$12,341	$18,105
10/31/2020	$14,193	$15,344	$12,286	$17,623
11/30/2020	$15,734	$17,035	$12,406	$19,552
12/31/2020	$16,350	$17,660	$12,424	$20,304
1/31/2021	$16,187	$17,493	$12,334	$20,099
2/28/2021	$16,701	$17,897	$12,156	$20,653
3/31/2021	$17,116	$18,503	$12,005	$21,558
4/30/2021	$17,809	$19,288	$12,099	$22,708
5/31/2021	$18,078	$19,535	$12,139	$22,867
6/30/2021	$18,209	$19,781	$12,224	$23,401
7/31/2021	$18,337	$20,130	$12,361	$23,956
8/31/2021	$18,686	$20,615	$12,337	$24,685
9/30/2021	$18,098	$19,837	$12,231	$23,537
10/31/2021	$18,801	$20,863	$12,227	$25,186
11/30/2021	$18,288	$20,528	$12,263	$25,011
12/31/2021	$18,915	$21,387	$12,232	$26,132
1/31/2022	$18,037	$20,395	$11,968	$24,780
2/28/2022	$17,572	$19,902	$11,835	$24,038
3/31/2022	$17,649	$20,398	$11,506	$24,931
4/30/2022	$16,373	$18,889	$11,069	$22,757
5/31/2022	$16,429	$18,951	$11,141	$22,798
6/30/2022	$15,200	$17,486	$10,966	$20,916
7/31/2022	$16,220	$18,765	$11,234	$22,845
8/31/2022	$15,597	$18,031	$10,917	$21,913
9/30/2022	$14,309	$16,510	$10,445	$19,895
10/31/2022	$15,125	$17,596	$10,310	$21,506
11/30/2022	$16,184	$18,754	$10,689	$22,708
12/31/2022	$15,604	$18,058	$10,641	$21,399
1/31/2023	$16,649	$19,182	$10,968	$22,744
2/28/2023	$16,229	$18,767	$10,684	$22,189
3/31/2023	$16,480	$19,351	$10,956	$23,004
4/30/2023	$16,647	$19,692	$11,022	$23,363
5/31/2023	$16,373	$19,538	$10,902	$23,464
6/30/2023	$17,089	$20,604	$10,863	$25,015
7/31/2023	$17,515	$21,206	$10,856	$25,818
8/31/2023	$17,126	$20,786	$10,786	$25,407
9/30/2023	$16,464	$19,955	$10,512	$24,196
10/31/2023	$16,092	$19,477	$10,346	$23,687
11/30/2023	$17,269	$21,117	$10,815	$25,850
12/31/2023	$18,094	$22,053	$11,229	$27,025
1/31/2024	$18,151	$22,330	$11,198	$27,479
2/29/2024	$18,789	$23,204	$11,040	$28,946
3/31/2024	$19,322	$23,894	$11,142	$29,878
4/30/2024	$18,591	$23,096	$10,860	$28,657
5/31/2024	$19,240	$24,083	$11,044	$30,078
6/30/2024	$19,459	$24,561	$11,149	$31,157
7/31/2024	$19,924	$24,961	$11,409	$31,537
8/31/2024	$20,390	$25,576	$11,573	$32,302
9/30/2024	$20,699	$26,009	$11,728	$32,992
10/31/2024	$20,302	$25,489	$11,437	$32,692
11/30/2024	$21,180	$26,441	$11,558	$34,611
12/31/2024	$20,332	$25,875	$11,369	$33,786
1/31/2025	$21,030	$26,694	$11,430	$34,727
2/28/2025	$20,793	$26,621	$11,681	$34,274
3/31/2025	$19,962	$25,625	$11,685	$32,343
4/30/2025	$19,970	$25,815	$11,731	$32,124
5/31/2025	$21,127	$27,168	$11,647	$34,146
6/30/2025	$22,041	$28,234	$11,826	$35,882
7/31/2025	$22,272	$28,551	$11,795	$36,687
8/31/2025	$22,798	$29,250	$11,936	$37,431
9/30/2025	$23,332	$30,100	$12,067	$38,797
10/31/2025	$23,560	$30,660	$12,142	$39,706
11/30/2025	$23,660	$30,768	$12,217	$39,803
12/31/2025	$23,804	$31,017	$12,199	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	17.08%	7.80%	9.06%
Portfolio Optimization Aggressive-Growth Composite Benchmark	19.87%	11.92%	11.99%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
S&P 500® Index	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,627,746,069
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,600,414
  Portfolio Turnover Rate34%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
92.5%
Affiliated Fixed Income Funds
7.5%
Other Assets & Liabilities, Net
(0.0%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.12%

What affected Fund performance during the reporting period?

Top contributors to performance:

+ The overweight to overall equities relative to the Composite Benchmark primarily contributed to performance.

+ The overweight to large capitalization growth stocks benefited from the continued enthusiasm over artificial intelligence.

+ The Value Portfolio’s outperformance relative to its benchmark largely contributed to performance.

Top detractors from performance:

- The International Small-Cap Portfolio materially underperformed its benchmark and detracted from performance.

- The Value Advantage Portfolio underperformed its benchmark and detracted from performance.

- The Large-Cap Value Portfolio underperformed its benchmark and detracted from performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	Portfolio Optimization Aggressive-Growth (Class P)	Portfolio Optimization Aggressive-Growth Composite Benchmark	Bloomberg US Aggregate Bond Index	S&P 500® Index
10/31/2019	$10,000	$10,000	$10,000	$10,000
10/31/2019	$9,974	$9,987	$10,053	$9,970
11/30/2019	$10,194	$10,251	$10,048	$10,332
12/31/2019	$10,476	$10,536	$10,041	$10,644
1/31/2020	$10,342	$10,486	$10,234	$10,640
2/29/2020	$9,675	$9,694	$10,419	$9,764
3/31/2020	$8,300	$8,593	$10,357	$8,558
4/30/2020	$9,120	$9,452	$10,542	$9,655
5/31/2020	$9,557	$9,849	$10,591	$10,115
6/30/2020	$9,791	$10,062	$10,657	$10,316
7/31/2020	$10,238	$10,494	$10,816	$10,898
8/31/2020	$10,692	$11,117	$10,729	$11,681
9/30/2020	$10,409	$10,770	$10,723	$11,237
10/31/2020	$10,243	$10,475	$10,675	$10,939
11/30/2020	$11,357	$11,629	$10,780	$12,136
12/31/2020	$11,804	$12,056	$10,795	$12,603
1/31/2021	$11,688	$11,942	$10,718	$12,475
2/28/2021	$12,062	$12,218	$10,563	$12,819
3/31/2021	$12,363	$12,632	$10,431	$13,381
4/30/2021	$12,865	$13,168	$10,513	$14,095
5/31/2021	$13,062	$13,336	$10,548	$14,193
6/30/2021	$13,159	$13,504	$10,622	$14,525
7/31/2021	$13,254	$13,742	$10,741	$14,870
8/31/2021	$13,508	$14,074	$10,720	$15,322
9/30/2021	$13,085	$13,543	$10,627	$14,609
10/31/2021	$13,596	$14,242	$10,624	$15,633
11/30/2021	$13,227	$14,014	$10,656	$15,524
12/31/2021	$13,683	$14,601	$10,629	$16,220
1/31/2022	$13,050	$13,924	$10,400	$15,381
2/28/2022	$12,716	$13,586	$10,284	$14,920
3/31/2022	$12,774	$13,925	$9,998	$15,474
4/30/2022	$11,852	$12,895	$9,618	$14,125
5/31/2022	$11,894	$12,938	$9,680	$14,151
6/30/2022	$11,006	$11,937	$9,529	$12,983
7/31/2022	$11,747	$12,811	$9,761	$14,180
8/31/2022	$11,298	$12,310	$9,486	$13,602
9/30/2022	$10,367	$11,271	$9,076	$12,349
10/31/2022	$10,960	$12,013	$8,958	$13,349
11/30/2022	$11,729	$12,803	$9,288	$14,095
12/31/2022	$11,310	$12,328	$9,246	$13,283
1/31/2023	$12,070	$13,095	$9,530	$14,117
2/28/2023	$11,767	$12,812	$9,284	$13,773
3/31/2023	$11,951	$13,211	$9,520	$14,278
4/30/2023	$12,074	$13,443	$9,577	$14,501
5/31/2023	$11,878	$13,338	$9,473	$14,564
6/30/2023	$12,400	$14,066	$9,439	$15,527
7/31/2023	$12,711	$14,477	$9,433	$16,025
8/31/2023	$12,430	$14,190	$9,372	$15,770
9/30/2023	$11,951	$13,623	$9,134	$15,018
10/31/2023	$11,684	$13,296	$8,990	$14,703
11/30/2023	$12,541	$14,416	$9,397	$16,045
12/31/2023	$13,142	$15,055	$9,757	$16,774
1/31/2024	$13,185	$15,244	$9,730	$17,056
2/29/2024	$13,651	$15,841	$9,593	$17,967
3/31/2024	$14,041	$16,312	$9,681	$18,545
4/30/2024	$13,511	$15,767	$9,437	$17,788
5/31/2024	$13,986	$16,441	$9,597	$18,670
6/30/2024	$14,147	$16,768	$9,688	$19,339
7/31/2024	$14,488	$17,040	$9,914	$19,575
8/31/2024	$14,829	$17,461	$10,056	$20,050
9/30/2024	$15,056	$17,756	$10,191	$20,478
10/31/2024	$14,770	$17,401	$9,938	$20,292
11/30/2024	$15,412	$18,050	$10,043	$21,483
12/31/2024	$14,797	$17,664	$9,879	$20,971
1/31/2025	$15,307	$18,224	$9,931	$21,555
2/28/2025	$15,137	$18,173	$10,150	$21,274
3/31/2025	$14,535	$17,494	$10,154	$20,075
4/30/2025	$14,543	$17,623	$10,194	$19,939
5/31/2025	$15,388	$18,547	$10,121	$21,194
6/30/2025	$16,056	$19,275	$10,276	$22,272
7/31/2025	$16,228	$19,492	$10,249	$22,772
8/31/2025	$16,614	$19,968	$10,372	$23,233
9/30/2025	$17,006	$20,549	$10,485	$24,081
10/31/2025	$17,175	$20,931	$10,550	$24,645
11/30/2025	$17,250	$21,005	$10,616	$24,706
12/31/2025	$17,358	$21,175	$10,600	$24,721

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 31, 2019
Class P	17.31%	8.02%	9.35%
Portfolio Optimization Aggressive-Growth Composite Benchmark	19.87%	11.92%	12.92%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	0.95%
S&P 500® Index	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,627,746,069
  # of Portfolio Holdings35
  Total Advisory Fees Paid$1,600,414
  Portfolio Turnover Rate34%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	7.5%
Affiliated Equity Funds	92.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for Underlying Funds was added during the reporting period.

  Securities Lending Risk, Swap Agreements Risk, Credit Risk and Non-Diversification Risk were added and Mortgage-Related and Other Asset-Backed Securities Risk were removed from the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD 1-3 Year Corporate Bond Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US 1-3 Year Corporate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) included exposures to the other financials, finance companies, and insurance sectors, supported by the constructive investment grade backdrop as spreads remained near historical tight levels and short end yields declined with falling rates.

+ An additional contributor to relative performance was the Fund’s overweight allocation to the consumer cyclical and banking sectors.

Top detractors from performance:

- A detractor from relative performance was differences in yield curve positioning.

- Intra-day trading dragged relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD 1-3 Year Corporate Bond (Class P)	Bloomberg US 1-3 Year Corporate Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,020	$10,025	$10,138
2/29/2016	$10,026	$10,027	$10,210
3/31/2016	$10,109	$10,116	$10,303
4/30/2016	$10,143	$10,158	$10,343
5/31/2016	$10,136	$10,157	$10,345
6/30/2016	$10,194	$10,222	$10,531
7/31/2016	$10,212	$10,243	$10,598
8/31/2016	$10,205	$10,245	$10,586
9/30/2016	$10,208	$10,254	$10,580
10/31/2016	$10,210	$10,260	$10,499
11/30/2016	$10,165	$10,220	$10,250
12/31/2016	$10,180	$10,236	$10,265
1/31/2017	$10,206	$10,267	$10,285
2/28/2017	$10,234	$10,301	$10,354
3/31/2017	$10,241	$10,307	$10,349
4/30/2017	$10,265	$10,335	$10,428
5/31/2017	$10,287	$10,360	$10,509
6/30/2017	$10,292	$10,368	$10,498
7/31/2017	$10,330	$10,409	$10,543
8/31/2017	$10,346	$10,429	$10,638
9/30/2017	$10,344	$10,429	$10,587
10/31/2017	$10,349	$10,439	$10,593
11/30/2017	$10,323	$10,414	$10,580
12/31/2017	$10,332	$10,425	$10,628
1/31/2018	$10,310	$10,407	$10,506
2/28/2018	$10,284	$10,382	$10,406
3/31/2018	$10,283	$10,386	$10,473
4/30/2018	$10,295	$10,396	$10,395
5/31/2018	$10,329	$10,436	$10,469
6/30/2018	$10,329	$10,434	$10,456
7/31/2018	$10,351	$10,459	$10,459
8/31/2018	$10,390	$10,502	$10,526
9/30/2018	$10,396	$10,507	$10,458
10/31/2018	$10,395	$10,509	$10,376
11/30/2018	$10,400	$10,515	$10,438
12/31/2018	$10,469	$10,589	$10,630
1/31/2019	$10,547	$10,670	$10,742
2/28/2019	$10,577	$10,703	$10,736
3/31/2019	$10,653	$10,782	$10,942
4/30/2019	$10,680	$10,815	$10,945
5/31/2019	$10,736	$10,874	$11,139
6/30/2019	$10,808	$10,949	$11,279
7/31/2019	$10,820	$10,958	$11,304
8/31/2019	$10,898	$11,042	$11,597
9/30/2019	$10,907	$11,055	$11,535
10/31/2019	$10,952	$11,102	$11,570
11/30/2019	$10,955	$11,111	$11,564
12/31/2019	$10,988	$11,150	$11,556
1/31/2020	$11,050	$11,211	$11,778
2/29/2020	$11,107	$11,277	$11,990
3/31/2020	$10,761	$10,979	$11,920
4/30/2020	$11,002	$11,226	$12,132
5/31/2020	$11,128	$11,349	$12,188
6/30/2020	$11,195	$11,426	$12,265
7/31/2020	$11,241	$11,478	$12,448
8/31/2020	$11,258	$11,500	$12,348
9/30/2020	$11,249	$11,495	$12,341
10/31/2020	$11,264	$11,516	$12,286
11/30/2020	$11,293	$11,550	$12,406
12/31/2020	$11,311	$11,573	$12,424
1/31/2021	$11,311	$11,577	$12,334
2/28/2021	$11,314	$11,582	$12,156
3/31/2021	$11,298	$11,570	$12,005
4/30/2021	$11,317	$11,591	$12,099
5/31/2021	$11,336	$11,615	$12,139
6/30/2021	$11,323	$11,602	$12,224
7/31/2021	$11,338	$11,620	$12,361
8/31/2021	$11,339	$11,623	$12,337
9/30/2021	$11,335	$11,620	$12,231
10/31/2021	$11,296	$11,580	$12,227
11/30/2021	$11,272	$11,556	$12,263
12/31/2021	$11,269	$11,559	$12,232
1/31/2022	$11,187	$11,469	$11,968
2/28/2022	$11,127	$11,407	$11,835
3/31/2022	$10,998	$11,273	$11,506
4/30/2022	$10,919	$11,189	$11,069
5/31/2022	$10,984	$11,268	$11,141
6/30/2022	$10,885	$11,158	$10,966
7/31/2022	$10,975	$11,257	$11,234
8/31/2022	$10,904	$11,178	$10,917
9/30/2022	$10,753	$11,021	$10,445
10/31/2022	$10,727	$10,999	$10,310
11/30/2022	$10,871	$11,147	$10,689
12/31/2022	$10,895	$11,175	$10,641
1/31/2023	$11,007	$11,289	$10,968
2/28/2023	$10,933	$11,213	$10,684
3/31/2023	$11,017	$11,313	$10,956
4/30/2023	$11,079	$11,376	$11,022
5/31/2023	$11,060	$11,355	$10,902
6/30/2023	$11,042	$11,344	$10,863
7/31/2023	$11,114	$11,417	$10,856
8/31/2023	$11,142	$11,445	$10,786
9/30/2023	$11,128	$11,432	$10,512
10/31/2023	$11,150	$11,458	$10,346
11/30/2023	$11,313	$11,632	$10,815
12/31/2023	$11,463	$11,786	$11,229
1/31/2024	$11,517	$11,841	$11,198
2/29/2024	$11,489	$11,817	$11,040
3/31/2024	$11,545	$11,880	$11,142
4/30/2024	$11,513	$11,852	$10,860
5/31/2024	$11,599	$11,947	$11,044
6/30/2024	$11,650	$12,005	$11,149
7/31/2024	$11,795	$12,157	$11,409
8/31/2024	$11,900	$12,273	$11,573
9/30/2024	$12,006	$12,386	$11,728
10/31/2024	$11,951	$12,327	$11,437
11/30/2024	$12,003	$12,385	$11,558
12/31/2024	$12,026	$12,409	$11,369
1/31/2025	$12,082	$12,471	$11,430
2/28/2025	$12,164	$12,557	$11,681
3/31/2025	$12,212	$12,610	$11,685
4/30/2025	$12,280	$12,682	$11,731
5/31/2025	$12,292	$12,704	$11,647
6/30/2025	$12,381	$12,797	$11,826
7/31/2025	$12,396	$12,812	$11,795
8/31/2025	$12,504	$12,924	$11,936
9/30/2025	$12,553	$12,980	$12,067
10/31/2025	$12,592	$13,023	$12,142
11/30/2025	$12,649	$13,085	$12,217
12/31/2025	$12,700	$13,139	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	5.60%	2.34%	2.42%
Bloomberg US 1-3 Year Corporate Bond Index (Benchmark)	5.88%	2.57%	2.77%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$224,072,322
  # of Portfolio Holdings638
  Total Advisory Fees Paid$347,199
  Portfolio Turnover Rate79%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
45.5%
Consumer, Non-Cyclical
13.6%
Consumer, Cyclical
8.0%
Technology
7.3%
Utilities
6.6%
Industrial
6.3%
Communications
5.7%
Energy
4.3%
Others (each less than 3.0%)
4.2%
Other Assets & Liabilities, Net
(1.5%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(1.5%)
Others (each less than 3.0%)	4.2%
Energy	4.3%
Communications	5.7%
Industrial	6.3%
Utilities	6.6%
Technology	7.3%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	13.6%
Financial	45.5%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Aggregate Bond Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.21%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US Aggregate Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark (and thus for the Fund) included a heavy allocation to Treasuries, whose yields declined as investors sought “safe-haven” assets amid market volatility and an easing monetary policy. Additionally, tighter corporate spreads in a strong credit environment further supported returns.

+ A contributor to relative performance was a difference in yield curve positioning as the Fund maintained a higher average duration than its benchmark.

Top detractors from performance:

- A detractor from relative performance was differences in weights of certain individual securities resulting from the sub-adviser’s sampling process.

- A minor overweight to the energy and communications sectors detracted from relative performance.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Aggregate Bond Index (Class P)	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,142	$10,138
2/29/2016	$10,212	$10,210
3/31/2016	$10,306	$10,303
4/30/2016	$10,342	$10,343
5/31/2016	$10,336	$10,345
6/30/2016	$10,530	$10,531
7/31/2016	$10,595	$10,598
8/31/2016	$10,573	$10,586
9/30/2016	$10,572	$10,580
10/31/2016	$10,483	$10,499
11/30/2016	$10,218	$10,250
12/31/2016	$10,234	$10,265
1/31/2017	$10,259	$10,285
2/28/2017	$10,326	$10,354
3/31/2017	$10,318	$10,349
4/30/2017	$10,396	$10,428
5/31/2017	$10,469	$10,509
6/30/2017	$10,463	$10,498
7/31/2017	$10,508	$10,543
8/31/2017	$10,598	$10,638
9/30/2017	$10,543	$10,587
10/31/2017	$10,547	$10,593
11/30/2017	$10,530	$10,580
12/31/2017	$10,579	$10,628
1/31/2018	$10,455	$10,506
2/28/2018	$10,356	$10,406
3/31/2018	$10,414	$10,473
4/30/2018	$10,332	$10,395
5/31/2018	$10,396	$10,469
6/30/2018	$10,393	$10,456
7/31/2018	$10,399	$10,459
8/31/2018	$10,456	$10,526
9/30/2018	$10,394	$10,458
10/31/2018	$10,313	$10,376
11/30/2018	$10,374	$10,438
12/31/2018	$10,564	$10,630
1/31/2019	$10,670	$10,742
2/28/2019	$10,662	$10,736
3/31/2019	$10,873	$10,942
4/30/2019	$10,869	$10,945
5/31/2019	$11,062	$11,139
6/30/2019	$11,196	$11,279
7/31/2019	$11,230	$11,304
8/31/2019	$11,520	$11,597
9/30/2019	$11,456	$11,535
10/31/2019	$11,482	$11,570
11/30/2019	$11,475	$11,564
12/31/2019	$11,454	$11,556
1/31/2020	$11,690	$11,778
2/29/2020	$11,889	$11,990
3/31/2020	$11,817	$11,920
4/30/2020	$11,992	$12,132
5/31/2020	$12,052	$12,188
6/30/2020	$12,132	$12,265
7/31/2020	$12,310	$12,448
8/31/2020	$12,196	$12,348
9/30/2020	$12,191	$12,341
10/31/2020	$12,129	$12,286
11/30/2020	$12,260	$12,406
12/31/2020	$12,273	$12,424
1/31/2021	$12,188	$12,334
2/28/2021	$12,009	$12,156
3/31/2021	$11,856	$12,005
4/30/2021	$11,951	$12,099
5/31/2021	$11,974	$12,139
6/30/2021	$12,068	$12,224
7/31/2021	$12,201	$12,361
8/31/2021	$12,173	$12,337
9/30/2021	$12,066	$12,231
10/31/2021	$12,059	$12,227
11/30/2021	$12,092	$12,263
12/31/2021	$12,047	$12,232
1/31/2022	$11,797	$11,968
2/28/2022	$11,660	$11,835
3/31/2022	$11,335	$11,506
4/30/2022	$10,901	$11,069
5/31/2022	$10,968	$11,141
6/30/2022	$10,797	$10,966
7/31/2022	$11,063	$11,234
8/31/2022	$10,746	$10,917
9/30/2022	$10,282	$10,445
10/31/2022	$10,144	$10,310
11/30/2022	$10,520	$10,689
12/31/2022	$10,447	$10,641
1/31/2023	$10,784	$10,968
2/28/2023	$10,504	$10,684
3/31/2023	$10,771	$10,956
4/30/2023	$10,836	$11,022
5/31/2023	$10,716	$10,902
6/30/2023	$10,676	$10,863
7/31/2023	$10,664	$10,856
8/31/2023	$10,595	$10,786
9/30/2023	$10,324	$10,512
10/31/2023	$10,158	$10,346
11/30/2023	$10,615	$10,815
12/31/2023	$11,007	$11,229
1/31/2024	$10,990	$11,198
2/29/2024	$10,829	$11,040
3/31/2024	$10,919	$11,142
4/30/2024	$10,648	$10,860
5/31/2024	$10,828	$11,044
6/30/2024	$10,929	$11,149
7/31/2024	$11,186	$11,409
8/31/2024	$11,343	$11,573
9/30/2024	$11,495	$11,728
10/31/2024	$11,204	$11,437
11/30/2024	$11,321	$11,558
12/31/2024	$11,131	$11,369
1/31/2025	$11,191	$11,430
2/28/2025	$11,437	$11,681
3/31/2025	$11,437	$11,685
4/30/2025	$11,481	$11,731
5/31/2025	$11,394	$11,647
6/30/2025	$11,569	$11,826
7/31/2025	$11,538	$11,795
8/31/2025	$11,675	$11,936
9/30/2025	$11,800	$12,067
10/31/2025	$11,872	$12,142
11/30/2025	$11,945	$12,217
12/31/2025	$11,909	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	6.98%	(0.60%)	1.76%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,131,282,253
  # of Portfolio Holdings3,792
  Total Advisory Fees Paid$1,541,359
  Portfolio Turnover Rate50%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
45.4%
Corporate Bonds & Notes
25.4%
Mortgage-Backed Securities
25.4%
Others (each less than 3.0%)
3.1%
Other Assets and Liabilities, Net
0.7%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.7%
Others (each less than 3.0%)	3.1%
Mortgage-Backed Securities	25.4%
Corporate Bonds & Notes	25.4%
U.S. Treasury Obligations	45.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD High Yield Bond Market Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.28%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance and that of its benchmark index, the Bloomberg US High-Yield 2% Issuer Capped Bond Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund that are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were a stable corporate environment and consecutive interest rate cuts by the Federal Reserve, which supported economic growth and improved credit conditions.

Top detractors from performance:

- Key detractor from relative performance was security mis-weights, resulting from our sampling process, within communication and consumer non-cyclical sectors.

- Other detractors from relative performance included a slight underweight in the communications and consumer con-cyclical sectors and a slight overweight in the consumer cyclical sector, due to our sampling process.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD High Yield Bond Market (Class P)	Bloomberg US High Yield 2% Issuer Capped Bond Index	Bloomberg US Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,841	$9,839	$10,138
2/29/2016	$9,908	$9,896	$10,210
3/31/2016	$10,337	$10,335	$10,303
4/30/2016	$10,738	$10,740	$10,343
5/31/2016	$10,791	$10,806	$10,345
6/30/2016	$10,893	$10,906	$10,531
7/31/2016	$11,166	$11,201	$10,598
8/31/2016	$11,407	$11,435	$10,586
9/30/2016	$11,477	$11,511	$10,580
10/31/2016	$11,495	$11,556	$10,499
11/30/2016	$11,456	$11,501	$10,250
12/31/2016	$11,679	$11,713	$10,265
1/31/2017	$11,826	$11,883	$10,285
2/28/2017	$11,992	$12,056	$10,354
3/31/2017	$11,962	$12,029	$10,349
4/30/2017	$12,095	$12,168	$10,428
5/31/2017	$12,187	$12,273	$10,509
6/30/2017	$12,197	$12,290	$10,498
7/31/2017	$12,335	$12,426	$10,543
8/31/2017	$12,327	$12,421	$10,638
9/30/2017	$12,437	$12,533	$10,587
10/31/2017	$12,484	$12,586	$10,593
11/30/2017	$12,452	$12,554	$10,580
12/31/2017	$12,489	$12,592	$10,628
1/31/2018	$12,563	$12,667	$10,506
2/28/2018	$12,445	$12,560	$10,406
3/31/2018	$12,371	$12,484	$10,473
4/30/2018	$12,444	$12,565	$10,395
5/31/2018	$12,438	$12,562	$10,469
6/30/2018	$12,480	$12,612	$10,456
7/31/2018	$12,614	$12,750	$10,459
8/31/2018	$12,697	$12,844	$10,526
9/30/2018	$12,778	$12,915	$10,458
10/31/2018	$12,559	$12,709	$10,376
11/30/2018	$12,444	$12,599	$10,438
12/31/2018	$12,168	$12,329	$10,630
1/31/2019	$12,730	$12,887	$10,742
2/28/2019	$12,945	$13,101	$10,736
3/31/2019	$13,066	$13,224	$10,942
4/30/2019	$13,252	$13,412	$10,945
5/31/2019	$13,074	$13,253	$11,139
6/30/2019	$13,407	$13,555	$11,279
7/31/2019	$13,477	$13,631	$11,304
8/31/2019	$13,535	$13,686	$11,597
9/30/2019	$13,584	$13,736	$11,535
10/31/2019	$13,614	$13,773	$11,570
11/30/2019	$13,643	$13,818	$11,564
12/31/2019	$13,919	$14,095	$11,556
1/31/2020	$13,914	$14,098	$11,778
2/29/2020	$13,691	$13,900	$11,990
3/31/2020	$12,146	$12,307	$11,920
4/30/2020	$12,694	$12,864	$12,132
5/31/2020	$13,232	$13,426	$12,188
6/30/2020	$13,338	$13,554	$12,265
7/31/2020	$13,974	$14,185	$12,448
8/31/2020	$14,104	$14,322	$12,348
9/30/2020	$13,955	$14,175	$12,341
10/31/2020	$14,010	$14,245	$12,286
11/30/2020	$14,573	$14,809	$12,406
12/31/2020	$14,853	$15,088	$12,424
1/31/2021	$14,896	$15,138	$12,334
2/28/2021	$14,954	$15,194	$12,156
3/31/2021	$14,981	$15,217	$12,005
4/30/2021	$15,149	$15,382	$12,099
5/31/2021	$15,185	$15,427	$12,139
6/30/2021	$15,396	$15,633	$12,224
7/31/2021	$15,444	$15,692	$12,361
8/31/2021	$15,518	$15,774	$12,337
9/30/2021	$15,516	$15,773	$12,231
10/31/2021	$15,480	$15,744	$12,227
11/30/2021	$15,326	$15,589	$12,263
12/31/2021	$15,606	$15,882	$12,232
1/31/2022	$15,188	$15,449	$11,968
2/28/2022	$15,039	$15,290	$11,835
3/31/2022	$14,888	$15,116	$11,506
4/30/2022	$14,360	$14,579	$11,069
5/31/2022	$14,383	$14,613	$11,141
6/30/2022	$13,423	$13,629	$10,966
7/31/2022	$14,220	$14,433	$11,234
8/31/2022	$13,878	$14,101	$10,917
9/30/2022	$13,340	$13,542	$10,445
10/31/2022	$13,692	$13,893	$10,310
11/30/2022	$13,984	$14,193	$10,689
12/31/2022	$13,888	$14,106	$10,641
1/31/2023	$14,433	$14,643	$10,968
2/28/2023	$14,242	$14,456	$10,684
3/31/2023	$14,392	$14,609	$10,956
4/30/2023	$14,530	$14,756	$11,022
5/31/2023	$14,371	$14,620	$10,902
6/30/2023	$14,611	$14,865	$10,863
7/31/2023	$14,825	$15,071	$10,856
8/31/2023	$14,873	$15,114	$10,786
9/30/2023	$14,717	$14,934	$10,512
10/31/2023	$14,525	$14,758	$10,346
11/30/2023	$15,183	$15,427	$10,815
12/31/2023	$15,761	$16,002	$11,229
1/31/2024	$15,753	$16,002	$11,198
2/29/2024	$15,789	$16,048	$11,040
3/31/2024	$15,988	$16,238	$11,142
4/30/2024	$15,838	$16,086	$10,860
5/31/2024	$16,012	$16,262	$11,044
6/30/2024	$16,164	$16,416	$11,149
7/31/2024	$16,480	$16,735	$11,409
8/31/2024	$16,752	$17,008	$11,573
9/30/2024	$17,027	$17,283	$11,728
10/31/2024	$16,934	$17,190	$11,437
11/30/2024	$17,129	$17,387	$11,558
12/31/2024	$17,061	$17,313	$11,369
1/31/2025	$17,288	$17,550	$11,430
2/28/2025	$17,380	$17,668	$11,681
3/31/2025	$17,159	$17,487	$11,685
4/30/2025	$17,127	$17,484	$11,731
5/31/2025	$17,420	$17,777	$11,647
6/30/2025	$17,738	$18,104	$11,826
7/31/2025	$17,831	$18,186	$11,795
8/31/2025	$18,057	$18,413	$11,936
9/30/2025	$18,207	$18,563	$12,067
10/31/2025	$18,245	$18,592	$12,142
11/30/2025	$18,338	$18,700	$12,217
12/31/2025	$18,460	$18,806	$12,199

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	8.20%	4.44%	6.32%
Bloomberg US High Yield 2% Issuer Capped Bond Index (Benchmark)	8.62%	4.50%	6.52%
Bloomberg US Aggregate Bond Index (Regulatory)	7.30%	(0.36%)	2.01%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$280,152,160
  # of Portfolio Holdings1,693
  Total Advisory Fees Paid$527,660
  Portfolio Turnover Rate166%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Cyclical
Communications
Consumer, Non-Cyclical
Financial
Energy
Industrial
Basic Materials
Technology
Utilities
Securities Lending Collateral
Others (each less than 3.0%)
Other Assets & Liabilities, Net
19.4%
16.1%
15.2%
12.9%
10.7%
10.5%
5.4%
4.5%
3.4%
3.4%
0.2%
(1.7%)
0
10
20

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Others (each less than 3.0%)	0.2%
Securities Lending Collateral	3.4%
Utilities	3.4%
Technology	4.5%
Basic Materials	5.4%
Industrial	10.5%
Energy	10.7%
Financial	12.9%
Consumer, Non-Cyclical	15.2%
Communications	16.1%
Consumer, Cyclical	19.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Growth Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$20	0.18%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 1000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for its benchmark index (and thus for the Fund) were the information technology, communication services and health care sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the relative performance for its benchmark index were the consumer staples and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Large-Cap Growth Index (Class P)	Russell 1000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,439	$9,442	$9,504
2/29/2016	$9,433	$9,438	$9,491
3/31/2016	$10,068	$10,074	$10,135
4/30/2016	$9,975	$9,982	$10,174
5/31/2016	$10,168	$10,176	$10,357
6/30/2016	$10,125	$10,136	$10,384
7/31/2016	$10,602	$10,615	$10,766
8/31/2016	$10,549	$10,562	$10,782
9/30/2016	$10,587	$10,600	$10,784
10/31/2016	$10,338	$10,351	$10,587
11/30/2016	$10,561	$10,577	$10,979
12/31/2016	$10,691	$10,708	$11,196
1/31/2017	$11,049	$11,068	$11,408
2/28/2017	$11,506	$11,528	$11,861
3/31/2017	$11,637	$11,662	$11,875
4/30/2017	$11,901	$11,928	$11,997
5/31/2017	$12,204	$12,238	$12,166
6/30/2017	$12,170	$12,206	$12,242
7/31/2017	$12,492	$12,531	$12,494
8/31/2017	$12,717	$12,760	$12,532
9/30/2017	$12,881	$12,926	$12,790
10/31/2017	$13,377	$13,427	$13,089
11/30/2017	$13,781	$13,835	$13,490
12/31/2017	$13,887	$13,943	$13,640
1/31/2018	$14,869	$14,930	$14,421
2/28/2018	$14,476	$14,539	$13,890
3/31/2018	$14,069	$14,140	$13,537
4/30/2018	$14,115	$14,189	$13,589
5/31/2018	$14,729	$14,811	$13,916
6/30/2018	$14,869	$14,954	$14,002
7/31/2018	$15,303	$15,393	$14,523
8/31/2018	$16,137	$16,235	$14,996
9/30/2018	$16,224	$16,325	$15,081
10/31/2018	$14,770	$14,865	$14,050
11/30/2018	$14,925	$15,023	$14,337
12/31/2018	$13,641	$13,732	$13,042
1/31/2019	$14,863	$14,966	$14,087
2/28/2019	$15,392	$15,501	$14,540
3/31/2019	$15,828	$15,943	$14,822
4/30/2019	$16,541	$16,663	$15,422
5/31/2019	$15,492	$15,610	$14,442
6/30/2019	$16,552	$16,682	$15,460
7/31/2019	$16,923	$17,059	$15,682
8/31/2019	$16,790	$16,928	$15,434
9/30/2019	$16,790	$16,930	$15,723
10/31/2019	$17,261	$17,408	$16,063
11/30/2019	$18,024	$18,180	$16,646
12/31/2019	$18,564	$18,729	$17,149
1/31/2020	$18,977	$19,147	$17,142
2/29/2020	$17,683	$17,843	$15,731
3/31/2020	$15,941	$16,088	$13,788
4/30/2020	$18,297	$18,468	$15,555
5/31/2020	$19,518	$19,708	$16,296
6/30/2020	$20,364	$20,567	$16,620
7/31/2020	$21,926	$22,149	$17,558
8/31/2020	$24,186	$24,434	$18,820
9/30/2020	$23,045	$23,285	$18,105
10/31/2020	$22,261	$22,494	$17,623
11/30/2020	$24,537	$24,797	$19,552
12/31/2020	$25,661	$25,938	$20,304
1/31/2021	$25,469	$25,746	$20,099
2/28/2021	$25,463	$25,740	$20,653
3/31/2021	$25,889	$26,182	$21,558
4/30/2021	$27,647	$27,963	$22,708
5/31/2021	$27,262	$27,577	$22,867
6/30/2021	$28,967	$29,307	$23,401
7/31/2021	$29,920	$30,273	$23,956
8/31/2021	$31,033	$31,404	$24,685
9/30/2021	$29,291	$29,646	$23,537
10/31/2021	$31,822	$32,213	$25,186
11/30/2021	$32,009	$32,410	$25,011
12/31/2021	$32,676	$33,096	$26,132
1/31/2022	$29,871	$30,255	$24,780
2/28/2022	$28,598	$28,970	$24,038
3/31/2022	$29,711	$30,103	$24,931
4/30/2022	$26,120	$26,468	$22,757
5/31/2022	$25,510	$25,853	$22,798
6/30/2022	$23,484	$23,805	$20,916
7/31/2022	$26,298	$26,662	$22,845
8/31/2022	$25,069	$25,420	$21,913
9/30/2022	$22,629	$22,949	$19,895
10/31/2022	$23,950	$24,290	$21,506
11/30/2022	$25,037	$25,397	$22,708
12/31/2022	$23,117	$23,453	$21,399
1/31/2023	$25,043	$25,407	$22,744
2/28/2023	$24,742	$25,106	$22,189
3/31/2023	$26,431	$26,822	$23,004
4/30/2023	$26,687	$27,086	$23,363
5/31/2023	$27,899	$28,321	$23,464
6/30/2023	$29,802	$30,258	$25,015
7/31/2023	$30,803	$31,277	$25,818
8/31/2023	$30,522	$30,996	$25,407
9/30/2023	$28,858	$29,310	$24,196
10/31/2023	$28,442	$28,893	$23,687
11/30/2023	$31,555	$32,043	$25,850
12/31/2023	$32,948	$33,462	$27,025
1/31/2024	$33,764	$34,296	$27,479
2/29/2024	$36,063	$36,636	$28,946
3/31/2024	$36,694	$37,281	$29,878
4/30/2024	$35,124	$35,700	$28,657
5/31/2024	$37,222	$37,837	$30,078
6/30/2024	$39,733	$40,388	$31,157
7/31/2024	$39,051	$39,701	$31,537
8/31/2024	$39,858	$40,528	$32,302
9/30/2024	$40,982	$41,677	$32,992
10/31/2024	$40,842	$41,539	$32,692
11/30/2024	$43,484	$44,233	$34,611
12/31/2024	$43,863	$44,623	$33,786
1/31/2025	$44,725	$45,506	$34,727
2/28/2025	$43,117	$43,871	$34,274
3/31/2025	$39,485	$40,175	$32,343
4/30/2025	$40,180	$40,887	$32,124
5/31/2025	$43,731	$44,505	$34,146
6/30/2025	$46,514	$47,342	$35,882
7/31/2025	$48,266	$49,129	$36,687
8/31/2025	$48,799	$49,679	$37,431
9/30/2025	$51,383	$52,318	$38,797
10/31/2025	$53,243	$54,218	$39,706
11/30/2025	$52,272	$53,236	$39,803
12/31/2025	$51,938	$52,906	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	18.41%	15.14%	17.91%
Russell 1000® Growth Index (Benchmark)	18.56%	15.32%	18.13%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,059,808,706
  # of Portfolio Holdings385
  Total Advisory Fees Paid$1,389,268
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
47.8%
Communications
19.3%
Consumer, Non-Cyclical
10.2%
Consumer, Cyclical
9.3%
Financial
6.1%
Industrial
4.5%
Others (each less than 3.0%)
2.4%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
0.4%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	0.4%
Derivatives	(0.0%)
Others (each less than 3.0%)	2.4%
Industrial	4.5%
Financial	6.1%
Consumer, Cyclical	9.3%
Consumer, Non-Cyclical	10.2%
Communications	19.3%
Technology	47.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Technology sector were added during the reporting period.

  Securities Lending Risk and Technology Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Value Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$19	0.18%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 1000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the financials, information technology and industrials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Large-Cap Value Index (Class P)	Russell 1000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,482	$9,483	$9,504
2/29/2016	$9,479	$9,481	$9,491
3/31/2016	$10,159	$10,164	$10,135
4/30/2016	$10,363	$10,377	$10,174
5/31/2016	$10,522	$10,539	$10,357
6/30/2016	$10,611	$10,630	$10,384
7/31/2016	$10,917	$10,938	$10,766
8/31/2016	$10,999	$11,023	$10,782
9/30/2016	$10,974	$11,000	$10,784
10/31/2016	$10,803	$10,829	$10,587
11/30/2016	$11,417	$11,448	$10,979
12/31/2016	$11,700	$11,734	$11,196
1/31/2017	$11,784	$11,818	$11,408
2/28/2017	$12,206	$12,242	$11,861
3/31/2017	$12,080	$12,118	$11,875
4/30/2017	$12,057	$12,095	$11,997
5/31/2017	$12,041	$12,083	$12,166
6/30/2017	$12,234	$12,281	$12,242
7/31/2017	$12,395	$12,444	$12,494
8/31/2017	$12,250	$12,299	$12,532
9/30/2017	$12,610	$12,663	$12,790
10/31/2017	$12,701	$12,755	$13,089
11/30/2017	$13,089	$13,146	$13,490
12/31/2017	$13,278	$13,337	$13,640
1/31/2018	$13,790	$13,853	$14,421
2/28/2018	$13,130	$13,192	$13,890
3/31/2018	$12,897	$12,960	$13,537
4/30/2018	$12,936	$13,002	$13,589
5/31/2018	$13,013	$13,080	$13,916
6/30/2018	$13,043	$13,112	$14,002
7/31/2018	$13,555	$13,631	$14,523
8/31/2018	$13,755	$13,832	$14,996
9/30/2018	$13,780	$13,860	$15,081
10/31/2018	$13,063	$13,142	$14,050
11/30/2018	$13,451	$13,534	$14,337
12/31/2018	$12,162	$12,235	$13,042
1/31/2019	$13,107	$13,187	$14,087
2/28/2019	$13,524	$13,608	$14,540
3/31/2019	$13,608	$13,695	$14,822
4/30/2019	$14,090	$14,181	$15,422
5/31/2019	$13,182	$13,269	$14,442
6/30/2019	$14,126	$14,221	$15,460
7/31/2019	$14,241	$14,339	$15,682
8/31/2019	$13,820	$13,918	$15,434
9/30/2019	$14,309	$14,414	$15,723
10/31/2019	$14,507	$14,616	$16,063
11/30/2019	$14,954	$15,068	$16,646
12/31/2019	$15,363	$15,482	$17,149
1/31/2020	$15,033	$15,149	$17,142
2/29/2020	$13,580	$13,682	$15,731
3/31/2020	$11,279	$11,344	$13,788
4/30/2020	$12,555	$12,619	$15,555
5/31/2020	$12,993	$13,051	$16,296
6/30/2020	$12,911	$12,965	$16,620
7/31/2020	$13,421	$13,477	$17,558
8/31/2020	$13,977	$14,035	$18,820
9/30/2020	$13,631	$13,690	$18,105
10/31/2020	$13,451	$13,510	$17,623
11/30/2020	$15,256	$15,327	$19,552
12/31/2020	$15,840	$15,915	$20,304
1/31/2021	$15,696	$15,769	$20,099
2/28/2021	$16,645	$16,722	$20,653
3/31/2021	$17,621	$17,706	$21,558
4/30/2021	$18,325	$18,414	$22,708
5/31/2021	$18,746	$18,844	$22,867
6/30/2021	$18,531	$18,628	$23,401
7/31/2021	$18,678	$18,777	$23,956
8/31/2021	$19,046	$19,150	$24,685
9/30/2021	$18,378	$18,483	$23,537
10/31/2021	$19,313	$19,422	$25,186
11/30/2021	$18,635	$18,737	$25,011
12/31/2021	$19,804	$19,919	$26,132
1/31/2022	$19,336	$19,455	$24,780
2/28/2022	$19,107	$19,229	$24,038
3/31/2022	$19,643	$19,772	$24,931
4/30/2022	$18,525	$18,657	$22,757
5/31/2022	$18,878	$19,020	$22,798
6/30/2022	$17,227	$17,358	$20,916
7/31/2022	$18,370	$18,509	$22,845
8/31/2022	$17,819	$17,957	$21,913
9/30/2022	$16,255	$16,383	$19,895
10/31/2022	$17,920	$18,063	$21,506
11/30/2022	$19,038	$19,191	$22,708
12/31/2022	$18,266	$18,418	$21,399
1/31/2023	$19,211	$19,372	$22,744
2/28/2023	$18,532	$18,689	$22,189
3/31/2023	$18,443	$18,603	$23,004
4/30/2023	$18,718	$18,883	$23,363
5/31/2023	$17,997	$18,155	$23,464
6/30/2023	$19,191	$19,361	$25,015
7/31/2023	$19,863	$20,042	$25,818
8/31/2023	$19,328	$19,501	$25,407
9/30/2023	$18,577	$18,748	$24,196
10/31/2023	$17,917	$18,087	$23,687
11/30/2023	$19,267	$19,451	$25,850
12/31/2023	$20,332	$20,529	$27,025
1/31/2024	$20,350	$20,550	$27,479
2/29/2024	$21,101	$21,308	$28,946
3/31/2024	$22,151	$22,373	$29,878
4/30/2024	$21,204	$21,418	$28,657
5/31/2024	$21,875	$22,097	$30,078
6/30/2024	$21,666	$21,889	$31,157
7/31/2024	$22,771	$23,008	$31,537
8/31/2024	$23,375	$23,625	$32,302
9/30/2024	$23,695	$23,953	$32,992
10/31/2024	$23,431	$23,689	$32,692
11/30/2024	$24,926	$25,202	$34,611
12/31/2024	$23,219	$23,478	$33,786
1/31/2025	$24,289	$24,565	$34,727
2/28/2025	$24,381	$24,665	$34,274
3/31/2025	$23,698	$23,980	$32,343
4/30/2025	$22,972	$23,249	$32,124
5/31/2025	$23,775	$24,065	$34,146
6/30/2025	$24,583	$24,888	$35,882
7/31/2025	$24,721	$25,031	$36,687
8/31/2025	$25,506	$25,829	$37,431
9/30/2025	$25,884	$26,215	$38,797
10/31/2025	$25,995	$26,330	$39,706
11/30/2025	$26,683	$27,030	$39,803
12/31/2025	$26,860	$27,213	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	15.68%	11.14%	10.39%
Russell 1000® Value Index (Benchmark)	15.91%	11.33%	10.53%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$1,052,064,769
  # of Portfolio Holdings870
  Total Advisory Fees Paid$1,288,193
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
24.2%
Consumer, Non-Cyclical
18.8%
Industrial
12.4%
Communications
12.2%
Technology
9.6%
Consumer, Cyclical
8.0%
Energy
5.7%
Utilities
4.2%
Others (each less than 3.0%)
4.6%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.3%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	4.6%
Utilities	4.2%
Energy	5.7%
Consumer, Cyclical	8.0%
Technology	9.6%
Communications	12.2%
Industrial	12.4%
Consumer, Non-Cyclical	18.8%
Financial	24.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Mid-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.20%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell Midcap Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the information technology, industrials and financials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer staples and real estate sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Mid-Cap Index (Class P)	Russell Midcap Index	S&P 500® Index
10/23/2020	$10,000	$10,000	$10,000
10/31/2020	$9,441	$9,502	$9,471
11/30/2020	$10,743	$10,816	$10,507
12/31/2020	$11,244	$11,322	$10,911
1/31/2021	$11,213	$11,292	$10,801
2/28/2021	$11,836	$11,921	$11,099
3/31/2021	$12,157	$12,244	$11,585
4/30/2021	$12,773	$12,868	$12,204
5/31/2021	$12,873	$12,971	$12,289
6/30/2021	$13,058	$13,162	$12,576
7/31/2021	$13,157	$13,263	$12,874
8/31/2021	$13,488	$13,601	$13,266
9/30/2021	$12,930	$13,040	$12,649
10/31/2021	$13,698	$13,816	$13,535
11/30/2021	$13,221	$13,335	$13,441
12/31/2021	$13,759	$13,879	$14,044
1/31/2022	$12,746	$12,857	$13,317
2/28/2022	$12,652	$12,764	$12,918
3/31/2022	$12,973	$13,091	$13,398
4/30/2022	$11,971	$12,083	$12,230
5/31/2022	$11,978	$12,092	$12,252
6/30/2022	$10,782	$10,886	$11,241
7/31/2022	$11,844	$11,960	$12,277
8/31/2022	$11,471	$11,585	$11,776
9/30/2022	$10,406	$10,511	$10,692
10/31/2022	$11,330	$11,444	$11,557
11/30/2022	$12,009	$12,132	$12,203
12/31/2022	$11,358	$11,476	$11,500
1/31/2023	$12,300	$12,429	$12,223
2/28/2023	$12,000	$12,128	$11,925
3/31/2023	$11,812	$11,942	$12,362
4/30/2023	$11,747	$11,879	$12,555
5/31/2023	$11,417	$11,547	$12,610
6/30/2023	$12,367	$12,510	$13,443
7/31/2023	$12,856	$13,006	$13,875
8/31/2023	$12,408	$12,555	$13,654
9/30/2023	$11,781	$11,925	$13,003
10/31/2023	$11,191	$11,329	$12,730
11/30/2023	$12,332	$12,488	$13,892
12/31/2023	$13,284	$13,453	$14,523
1/31/2024	$13,092	$13,262	$14,767
2/29/2024	$13,820	$14,003	$15,556
3/31/2024	$14,418	$14,610	$16,056
4/30/2024	$13,638	$13,821	$15,401
5/31/2024	$14,026	$14,215	$16,164
6/30/2024	$13,928	$14,121	$16,744
7/31/2024	$14,584	$14,786	$16,948
8/31/2024	$14,876	$15,086	$17,359
9/30/2024	$15,204	$15,422	$17,730
10/31/2024	$15,120	$15,339	$17,569
11/30/2024	$16,453	$16,692	$18,600
12/31/2024	$15,293	$15,517	$18,157
1/31/2025	$15,939	$16,178	$18,663
2/28/2025	$15,481	$15,718	$18,419
3/31/2025	$14,760	$14,989	$17,381
4/30/2025	$14,605	$14,834	$17,264
5/31/2025	$15,437	$15,682	$18,350
6/30/2025	$16,010	$16,268	$19,283
7/31/2025	$16,304	$16,570	$19,716
8/31/2025	$16,710	$16,984	$20,116
9/30/2025	$16,855	$17,135	$20,850
10/31/2025	$16,715	$16,993	$21,338
11/30/2025	$16,926	$17,209	$21,390
12/31/2025	$16,877	$17,162	$21,404

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since Inception October 23, 2020
Class P	10.36%	8.46%	10.61%
Russell Midcap Index (Benchmark)	10.60%	8.67%	10.96%
S&P 500® Index (Regulatory)	17.88%	14.42%	15.79%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$277,391,217
  # of Portfolio Holdings818
  Total Advisory Fees Paid$393,835
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Consumer, Cyclical
Technology
Communications
Utilities
Energy
Basic Materials
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
19.4%
16.9%
15.3%
14.0%
12.1%
6.0%
6.0%
5.7%
3.1%
1.7%
(0.0%)
(0.2%)
0
10
20

Value	Value
Other Assets & Liabilities, Net	(0.2%)
Derivatives	(0.0%)
Others (each less than 3.0%)	1.7%
Basic Materials	3.1%
Energy	5.7%
Utilities	6.0%
Communications	6.0%
Technology	12.1%
Consumer, Cyclical	14.0%
Industrial	15.3%
Consumer, Non-Cyclical	16.9%
Financial	19.4%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund was added during the reporting period.

  Securities Lending Risk was added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Growth Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.29%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Growth Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the health care, industrials and information technology sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer discretionary, communication services and consumer staples sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Small-Cap Growth Index (Class P)	Russell 2000® Growth Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,921	$8,917	$9,504
2/29/2016	$8,858	$8,853	$9,491
3/31/2016	$9,535	$9,532	$10,135
4/30/2016	$9,630	$9,627	$10,174
5/31/2016	$9,889	$9,886	$10,357
6/30/2016	$9,842	$9,841	$10,384
7/31/2016	$10,483	$10,484	$10,766
8/31/2016	$10,594	$10,596	$10,782
9/30/2016	$10,743	$10,748	$10,784
10/31/2016	$10,076	$10,080	$10,587
11/30/2016	$10,979	$10,982	$10,979
12/31/2016	$11,127	$11,132	$11,196
1/31/2017	$11,309	$11,313	$11,408
2/28/2017	$11,586	$11,590	$11,861
3/31/2017	$11,722	$11,727	$11,875
4/30/2017	$11,937	$11,943	$11,997
5/31/2017	$11,824	$11,835	$12,166
6/30/2017	$12,229	$12,242	$12,242
7/31/2017	$12,332	$12,346	$12,494
8/31/2017	$12,314	$12,332	$12,532
9/30/2017	$12,982	$13,003	$12,790
10/31/2017	$13,180	$13,205	$13,089
11/30/2017	$13,557	$13,584	$13,490
12/31/2017	$13,569	$13,599	$13,640
1/31/2018	$14,094	$14,129	$14,421
2/28/2018	$13,691	$13,727	$13,890
3/31/2018	$13,886	$13,912	$13,537
4/30/2018	$13,896	$13,926	$13,589
5/31/2018	$14,766	$14,802	$13,916
6/30/2018	$14,877	$14,918	$14,002
7/31/2018	$15,129	$15,175	$14,523
8/31/2018	$16,077	$16,119	$14,996
9/30/2018	$15,697	$15,742	$15,081
10/31/2018	$13,711	$13,750	$14,050
11/30/2018	$13,925	$13,965	$14,337
12/31/2018	$12,292	$12,334	$13,042
1/31/2019	$13,709	$13,758	$14,087
2/28/2019	$14,589	$14,646	$14,540
3/31/2019	$14,387	$14,448	$14,822
4/30/2019	$14,823	$14,888	$15,422
5/31/2019	$13,721	$13,784	$14,442
6/30/2019	$14,773	$14,845	$15,460
7/31/2019	$14,914	$14,990	$15,682
8/31/2019	$14,267	$14,343	$15,434
9/30/2019	$14,154	$14,226	$15,723
10/31/2019	$14,553	$14,630	$16,063
11/30/2019	$15,404	$15,492	$16,646
12/31/2019	$15,752	$15,847	$17,149
1/31/2020	$15,573	$15,672	$17,142
2/29/2020	$14,446	$14,541	$15,731
3/31/2020	$11,716	$11,764	$13,788
4/30/2020	$13,458	$13,516	$15,555
5/31/2020	$14,724	$14,793	$16,296
6/30/2020	$15,288	$15,362	$16,620
7/31/2020	$15,812	$15,889	$17,558
8/31/2020	$16,737	$16,822	$18,820
9/30/2020	$16,373	$16,461	$18,105
10/31/2020	$16,501	$16,586	$17,623
11/30/2020	$19,411	$19,511	$19,552
12/31/2020	$21,220	$21,335	$20,304
1/31/2021	$22,245	$22,363	$20,099
2/28/2021	$22,979	$23,102	$20,653
3/31/2021	$22,257	$22,375	$21,558
4/30/2021	$22,738	$22,863	$22,708
5/31/2021	$22,099	$22,210	$22,867
6/30/2021	$23,123	$23,251	$23,401
7/31/2021	$22,279	$22,404	$23,956
8/31/2021	$22,680	$22,812	$24,685
9/30/2021	$21,810	$21,937	$23,537
10/31/2021	$22,824	$22,964	$25,186
11/30/2021	$21,707	$21,843	$25,011
12/31/2021	$21,806	$21,939	$26,132
1/31/2022	$18,895	$18,999	$24,780
2/28/2022	$18,975	$19,082	$24,038
3/31/2022	$19,058	$19,169	$24,931
4/30/2022	$16,718	$16,817	$22,757
5/31/2022	$16,399	$16,500	$22,798
6/30/2022	$15,374	$15,478	$20,916
7/31/2022	$17,094	$17,211	$22,845
8/31/2022	$16,933	$17,049	$21,913
9/30/2022	$15,406	$15,516	$19,895
10/31/2022	$16,867	$16,988	$21,506
11/30/2022	$17,137	$17,265	$22,708
12/31/2022	$16,036	$16,157	$21,399
1/31/2023	$17,628	$17,764	$22,744
2/28/2023	$17,433	$17,571	$22,189
3/31/2023	$16,995	$17,138	$23,004
4/30/2023	$16,792	$16,939	$23,363
5/31/2023	$16,792	$16,942	$23,464
6/30/2023	$18,178	$18,347	$25,015
7/31/2023	$19,015	$19,204	$25,818
8/31/2023	$18,021	$18,205	$25,407
9/30/2023	$16,828	$17,004	$24,196
10/31/2023	$15,529	$15,692	$23,687
11/30/2023	$16,939	$17,121	$25,850
12/31/2023	$18,962	$19,171	$27,025
1/31/2024	$18,349	$18,556	$27,479
2/29/2024	$19,833	$20,064	$28,946
3/31/2024	$20,383	$20,625	$29,878
4/30/2024	$18,813	$19,037	$28,657
5/31/2024	$19,817	$20,056	$30,078
6/30/2024	$19,778	$20,023	$31,157
7/31/2024	$21,389	$21,662	$31,537
8/31/2024	$21,145	$21,422	$32,302
9/30/2024	$21,423	$21,707	$32,992
10/31/2024	$21,137	$21,419	$32,692
11/30/2024	$23,725	$24,045	$34,611
12/31/2024	$21,769	$22,077	$33,786
1/31/2025	$22,451	$22,775	$34,727
2/28/2025	$20,930	$21,233	$34,274
3/31/2025	$19,341	$19,623	$32,343
4/30/2025	$19,211	$19,497	$32,124
5/31/2025	$20,439	$20,749	$34,146
6/30/2025	$21,632	$21,971	$35,882
7/31/2025	$21,995	$22,345	$36,687
8/31/2025	$23,296	$23,666	$37,431
9/30/2025	$24,256	$24,650	$38,797
10/31/2025	$25,035	$25,447	$39,706
11/30/2025	$24,861	$25,273	$39,803
12/31/2025	$24,535	$24,949	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	12.71%	2.95%	9.39%
Russell 2000® Growth Index (Benchmark)	13.01%	3.18%	9.57%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$92,892,218
  # of Portfolio Holdings1,088
  Total Advisory Fees Paid$84,264
  Portfolio Turnover Rate113%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
30.6%
Industrial
20.9%
Technology
14.4%
Financial
10.7%
Consumer, Cyclical
8.3%
Communications
6.2%
Basic Materials
3.5%
Energy
3.1%
Others (each less than 3.0%)
2.6%
Derivatives
(0.0%)
Other Assets & Liabilities, Net
(0.3%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Derivatives	(0.0%)
Others (each less than 3.0%)	2.6%
Energy	3.1%
Basic Materials	3.5%
Communications	6.2%
Consumer, Cyclical	8.3%
Financial	10.7%
Technology	14.4%
Industrial	20.9%
Consumer, Non-Cyclical	30.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosure regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Consumer Non-Cyclical sector were added during the reporting period.

  Securities Lending Risk and Consumer Non-Cyclical Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Value Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$24	0.23%

What affected Fund performance during the reporting period?

As an index fund, one of the key differences between the Fund’s performance relative to its benchmark index, the Russell 2000 Value Index, is attributable to day-to-day cash flows, fees, trading costs and expenses incurred by the Fund, which are not applicable to an index.

Top contributors to performance:

+ Key contributors to the performance for the benchmark index (and thus for the Fund) were the financials, health care and materials sectors.

+ An additional contributor to relative performance was returns from cash holdings.

Top detractors from performance:

- Key detractors to the performance for the benchmark index were the consumer staples, real estate and energy sectors.

- In addition to Fund fees and expenses, a detractor from relative performance was the cost of futures to equitize cash and security mis-weights.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Small-Cap Value Index (Class P)	Russell 2000® Value Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,322	$9,328	$9,504
2/29/2016	$9,383	$9,392	$9,491
3/31/2016	$10,160	$10,170	$10,135
4/30/2016	$10,373	$10,386	$10,174
5/31/2016	$10,560	$10,576	$10,357
6/30/2016	$10,593	$10,608	$10,384
7/31/2016	$11,162	$11,181	$10,766
8/31/2016	$11,433	$11,458	$10,782
9/30/2016	$11,520	$11,549	$10,784
10/31/2016	$11,143	$11,169	$10,587
11/30/2016	$12,621	$12,652	$10,979
12/31/2016	$13,135	$13,174	$11,196
1/31/2017	$13,040	$13,080	$11,408
2/28/2017	$13,226	$13,269	$11,861
3/31/2017	$13,113	$13,157	$11,875
4/30/2017	$13,165	$13,209	$11,997
5/31/2017	$12,749	$12,797	$12,166
6/30/2017	$13,192	$13,245	$12,242
7/31/2017	$13,272	$13,329	$12,494
8/31/2017	$12,944	$13,001	$12,532
9/30/2017	$13,857	$13,922	$12,790
10/31/2017	$13,872	$13,940	$13,089
11/30/2017	$14,268	$14,344	$13,490
12/31/2017	$14,132	$14,207	$13,640
1/31/2018	$14,306	$14,382	$14,421
2/28/2018	$13,592	$13,663	$13,890
3/31/2018	$13,768	$13,832	$13,537
4/30/2018	$14,000	$14,071	$13,589
5/31/2018	$14,814	$14,890	$13,916
6/30/2018	$14,899	$14,980	$14,002
7/31/2018	$15,159	$15,245	$14,523
8/31/2018	$15,520	$15,608	$14,996
9/30/2018	$15,132	$15,221	$15,081
10/31/2018	$13,772	$13,858	$14,050
11/30/2018	$13,991	$14,081	$14,337
12/31/2018	$12,299	$12,379	$13,042
1/31/2019	$13,641	$13,733	$14,087
2/28/2019	$14,170	$14,267	$14,540
3/31/2019	$13,758	$13,856	$14,822
4/30/2019	$14,275	$14,380	$15,422
5/31/2019	$13,107	$13,205	$14,442
6/30/2019	$13,938	$14,046	$15,460
7/31/2019	$13,958	$14,069	$15,682
8/31/2019	$13,176	$13,284	$15,434
9/30/2019	$13,844	$13,966	$15,723
10/31/2019	$14,177	$14,304	$16,063
11/30/2019	$14,506	$14,639	$16,646
12/31/2019	$15,013	$15,151	$17,149
1/31/2020	$14,204	$14,334	$17,142
2/29/2020	$12,824	$12,941	$15,731
3/31/2020	$9,710	$9,748	$13,788
4/30/2020	$10,895	$10,951	$15,555
5/31/2020	$11,215	$11,265	$16,296
6/30/2020	$11,527	$11,591	$16,620
7/31/2020	$11,762	$11,830	$17,558
8/31/2020	$12,397	$12,468	$18,820
9/30/2020	$11,819	$11,887	$18,105
10/31/2020	$12,237	$12,313	$17,623
11/30/2020	$14,598	$14,690	$19,552
12/31/2020	$15,752	$15,853	$20,304
1/31/2021	$16,582	$16,688	$20,099
2/28/2021	$18,137	$18,255	$20,653
3/31/2021	$19,108	$19,209	$21,558
4/30/2021	$19,488	$19,598	$22,708
5/31/2021	$20,070	$20,208	$22,867
6/30/2021	$19,930	$20,085	$23,401
7/31/2021	$19,220	$19,366	$23,956
8/31/2021	$19,719	$19,885	$24,685
9/30/2021	$19,317	$19,486	$23,537
10/31/2021	$20,052	$20,229	$25,186
11/30/2021	$19,360	$19,538	$25,011
12/31/2021	$20,146	$20,335	$26,132
1/31/2022	$18,959	$19,150	$24,780
2/28/2022	$19,269	$19,467	$24,038
3/31/2022	$19,637	$19,847	$24,931
4/30/2022	$18,106	$18,307	$22,757
5/31/2022	$18,446	$18,658	$22,798
6/30/2022	$16,619	$16,815	$20,916
7/31/2022	$18,225	$18,443	$22,845
8/31/2022	$17,646	$17,860	$21,913
9/30/2022	$15,844	$16,040	$19,895
10/31/2022	$17,834	$18,059	$21,506
11/30/2022	$18,372	$18,611	$22,708
12/31/2022	$17,163	$17,390	$21,399
1/31/2023	$18,807	$19,050	$22,744
2/28/2023	$18,372	$18,610	$22,189
3/31/2023	$17,048	$17,276	$23,004
4/30/2023	$16,619	$16,845	$23,363
5/31/2023	$16,289	$16,514	$23,464
6/30/2023	$17,568	$17,825	$25,015
7/31/2023	$18,874	$19,171	$25,818
8/31/2023	$17,955	$18,248	$25,407
9/30/2023	$17,014	$17,298	$24,196
10/31/2023	$15,997	$16,266	$23,687
11/30/2023	$17,432	$17,730	$25,850
12/31/2023	$19,599	$19,937	$27,025
1/31/2024	$18,704	$19,031	$27,479
2/29/2024	$19,314	$19,654	$28,946
3/31/2024	$20,152	$20,515	$29,878
4/30/2024	$18,864	$19,208	$28,657
5/31/2024	$19,742	$20,107	$30,078
6/30/2024	$19,406	$19,768	$31,157
7/31/2024	$21,758	$22,177	$31,537
8/31/2024	$21,341	$21,761	$32,302
9/30/2024	$21,355	$21,774	$32,992
10/31/2024	$21,010	$21,434	$32,692
11/30/2024	$23,035	$23,501	$34,611
12/31/2024	$21,097	$21,543	$33,786
1/31/2025	$21,530	$21,985	$34,727
2/28/2025	$20,714	$21,144	$34,274
3/31/2025	$19,465	$19,875	$32,343
4/30/2025	$18,689	$19,077	$32,124
5/31/2025	$19,473	$19,878	$34,146
6/30/2025	$20,423	$20,862	$35,882
7/31/2025	$20,770	$21,230	$36,687
8/31/2025	$22,518	$23,028	$37,431
9/30/2025	$22,961	$23,491	$38,797
10/31/2025	$23,017	$23,550	$39,706
11/30/2025	$23,671	$24,212	$39,803
12/31/2025	$23,702	$24,256	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	12.35%	8.52%	9.01%
Russell 2000® Value Index (Benchmark)	12.59%	8.88%	9.27%
S&P 500® Index (Regulatory)	17.88%	14.42%	14.82%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

Key Fund Statistics as of December 31, 2025

  Total Net Assets$106,903,098
  # of Portfolio Holdings1,321
  Total Advisory Fees Paid$239,261
  Portfolio Turnover Rate73%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Consumer, Cyclical
Energy
Utilities
Basic Materials
Communications
Technology
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
36.2%
14.6%
11.5%
11.0%
7.1%
5.6%
4.2%
4.2%
3.4%
3.9%
(0.0%)
(1.7%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(1.7%)
Derivatives	(0.0%)
Others (each less than 3.0%)	3.9%
Technology	3.4%
Communications	4.2%
Basic Materials	4.2%
Utilities	5.6%
Energy	7.1%
Consumer, Cyclical	11.0%
Industrial	11.5%
Consumer, Non-Cyclical	14.6%
Financial	36.2%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Emerging Markets Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$104	0.90%

What affected Fund performance during the reporting period?

As an index fund, the key differences between the Fund’s performance and that of its benchmark index, the MSCI Emerging Markets Index, are attributable to daily cash flow patterns, fees, trading costs, and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ From a security standpoint, Taiwan Semiconductor (Taiwan) and Samsung Electronics (South Korea) contributed the most to performance.

+ From a sector standpoint, information technology and financials contributed the most to performance.

+ From a country standpoint, South Korea and China were the leading contributors to positive performance.

Top detractors from performance:

- From a security standpoint, Meituan (China) and Infosys (India) were the primary contributors to negative performance.

- From a country standpoint, Indonesia and Saudi Arabia negatively impacted performance.

- In addition to Fund fees and expenses, a detractor from relative performance was the impact of required local capital gains tax accruals, particularly in India.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD Emerging Markets Index (Class P)	MSCI Emerging Markets Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,578	$9,351
2/29/2016	$9,505	$9,336
3/31/2016	$10,761	$10,571
4/30/2016	$10,828	$10,629
5/31/2016	$10,386	$10,232
6/30/2016	$10,944	$10,641
7/31/2016	$11,520	$11,177
8/31/2016	$11,643	$11,455
9/30/2016	$11,793	$11,602
10/31/2016	$11,809	$11,630
11/30/2016	$11,179	$11,094
12/31/2016	$11,193	$11,119
1/31/2017	$11,850	$11,727
2/28/2017	$12,248	$12,086
3/31/2017	$12,645	$12,391
4/30/2017	$12,882	$12,663
5/31/2017	$13,243	$13,037
6/30/2017	$13,374	$13,168
7/31/2017	$14,094	$13,953
8/31/2017	$14,392	$14,264
9/30/2017	$14,257	$14,208
10/31/2017	$14,735	$14,706
11/30/2017	$14,777	$14,735
12/31/2017	$15,277	$15,264
1/31/2018	$16,427	$16,536
2/28/2018	$15,638	$15,774
3/31/2018	$15,579	$15,480
4/30/2018	$15,372	$15,412
5/31/2018	$14,742	$14,866
6/30/2018	$14,116	$14,248
7/31/2018	$14,640	$14,561
8/31/2018	$14,300	$14,167
9/30/2018	$14,118	$14,092
10/31/2018	$12,925	$12,865
11/30/2018	$13,488	$13,395
12/31/2018	$13,173	$13,039
1/31/2019	$14,237	$14,182
2/28/2019	$14,100	$14,214
3/31/2019	$14,238	$14,333
4/30/2019	$14,444	$14,635
5/31/2019	$13,595	$13,573
6/30/2019	$14,359	$14,420
7/31/2019	$13,965	$14,244
8/31/2019	$13,378	$13,549
9/30/2019	$13,748	$13,808
10/31/2019	$14,307	$14,390
11/30/2019	$14,241	$14,370
12/31/2019	$15,248	$15,443
1/31/2020	$14,306	$14,723
2/29/2020	$13,609	$13,946
3/31/2020	$11,081	$11,798
4/30/2020	$12,244	$12,879
5/31/2020	$12,458	$12,978
6/30/2020	$13,264	$13,932
7/31/2020	$14,341	$15,177
8/31/2020	$14,492	$15,512
9/30/2020	$14,377	$15,263
10/31/2020	$14,586	$15,578
11/30/2020	$16,065	$17,018
12/31/2020	$17,346	$18,270
1/31/2021	$17,706	$18,830
2/28/2021	$18,121	$18,974
3/31/2021	$18,181	$18,687
4/30/2021	$18,488	$19,152
5/31/2021	$18,769	$19,597
6/30/2021	$19,014	$19,630
7/31/2021	$17,697	$18,309
8/31/2021	$18,094	$18,788
9/30/2021	$17,355	$18,042
10/31/2021	$17,537	$18,220
11/30/2021	$16,810	$17,477
12/31/2021	$17,107	$17,805
1/31/2022	$17,066	$17,468
2/28/2022	$16,280	$16,946
3/31/2022	$15,484	$16,563
4/30/2022	$14,588	$15,642
5/31/2022	$14,742	$15,711
6/30/2022	$13,879	$14,667
7/31/2022	$13,817	$14,631
8/31/2022	$13,717	$14,692
9/30/2022	$12,127	$12,969
10/31/2022	$11,796	$12,567
11/30/2022	$13,679	$14,431
12/31/2022	$13,317	$14,228
1/31/2023	$14,476	$15,351
2/28/2023	$13,454	$14,356
3/31/2023	$13,867	$14,791
4/30/2023	$13,747	$14,623
5/31/2023	$13,440	$14,377
6/30/2023	$13,986	$14,923
7/31/2023	$14,849	$15,852
8/31/2023	$13,868	$14,876
9/30/2023	$13,473	$14,487
10/31/2023	$13,007	$13,924
11/30/2023	$13,983	$15,038
12/31/2023	$14,488	$15,626
1/31/2024	$13,817	$14,901
2/29/2024	$14,480	$15,609
3/31/2024	$14,854	$15,996
4/30/2024	$14,829	$16,068
5/31/2024	$15,055	$16,159
6/30/2024	$15,509	$16,796
7/31/2024	$15,617	$16,846
8/31/2024	$15,779	$17,118
9/30/2024	$16,695	$18,261
10/31/2024	$16,053	$17,449
11/30/2024	$15,603	$16,822
12/31/2024	$15,426	$16,799
1/31/2025	$15,712	$17,099
2/28/2025	$15,706	$17,182
3/31/2025	$15,879	$17,291
4/30/2025	$15,942	$17,518
5/31/2025	$16,544	$18,265
6/30/2025	$17,630	$19,363
7/31/2025	$17,801	$19,741
8/31/2025	$18,171	$19,994
9/30/2025	$19,420	$21,424
10/31/2025	$20,153	$22,320
11/30/2025	$19,755	$21,786
12/31/2025	$20,256	$22,438

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	31.31%	3.15%	7.31%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$145,644,150
  # of Portfolio Holdings1,245
  Total Advisory Fees Paid$103,232
  Portfolio Turnover Rate86%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Energy	4.1%
Basic Materials	6.3%
Consumer, Non-Cyclical	6.9%
Consumer, Cyclical	7.0%
Industrial	8.5%
Communications	15.9%
Financial	23.4%
Technology	24.0%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.5%
Derivatives	0.0%
Others (each less than 3.0%)	15.7%
South Africa	3.2%
Brazil	4.2%
South Korea	13.1%
India	15.1%
Taiwan	20.2%
China	27.0%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD International Large-Cap Index Portfolio

Class P

Annual Shareholder Report

December 31, 2025

This annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$27	0.23%

What affected Fund performance during the reporting period?

As an index fund, the key differences between the Fund’s performance and that of its benchmark index, the MSCI World ex USA Large Cap Index, are attributed to daily cash flow patterns, fees, trading costs, and expenses incurred by the Fund that are not applicable to the index.

Top contributors to performance:

+ From a country standpoint, United Kingdom and Japan were the leading contributors to performance.

+ From a sector standpoint, financials contributed the most to performance.

+ From a security standpoint, ASML Holding N.V. in the Netherlands and HSBC Holdings in the United Kingdom contributed the most to performance.

Top detractors from index performance:

- From a country standpoint, Denmark and Portugal negatively impacted performance.

- From a security standpoint, Novo Nordisk (Denmark) and CSL Limited (Australia) were the biggest detractors from performance.

- In addition to Fund fees and expenses, a detractor from relative performance was the impact of required tax withholdings differentials.

How did the Fund perform?

The following graph compares the initial and subsequent account values of the Fund at the end of each of the most recently completed 10 fiscal years or the life of the Fund, if shorter. It assumes a $10,000 initial investment in the Fund and in a broad-based securities market index. If a secondary benchmark index is presented that the Investment Adviser considers to better represent the Fund's principal investment strategies, the performance of the Fund is compared to the returns of both the secondary benchmark index (Benchmark) as well as to the returns of a broad-based securities market index (Regulatory) that has been added pursuant to regulatory requirements (whose performance may differ significantly from the Fund’s performance).

	PD International Large-Cap Index (Class P)	MSCI World ex USA Large Cap Index	MSCI EAFE Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,456	$9,311	$9,277
2/29/2016	$9,192	$9,146	$9,107
3/31/2016	$9,833	$9,740	$9,699
4/30/2016	$10,092	$10,058	$9,980
5/31/2016	$10,036	$9,948	$9,890
6/30/2016	$9,798	$9,665	$9,558
7/31/2016	$10,208	$10,112	$10,042
8/31/2016	$10,271	$10,137	$10,049
9/30/2016	$10,406	$10,247	$10,173
10/31/2016	$10,202	$10,077	$9,965
11/30/2016	$10,061	$9,922	$9,766
12/31/2016	$10,314	$10,268	$10,100
1/31/2017	$10,692	$10,548	$10,393
2/28/2017	$10,780	$10,672	$10,542
3/31/2017	$11,076	$10,953	$10,832
4/30/2017	$11,328	$11,160	$11,107
5/31/2017	$11,663	$11,526	$11,515
6/30/2017	$11,733	$11,538	$11,495
7/31/2017	$12,076	$11,874	$11,826
8/31/2017	$12,102	$11,852	$11,822
9/30/2017	$12,393	$12,170	$12,116
10/31/2017	$12,593	$12,322	$12,300
11/30/2017	$12,702	$12,447	$12,429
12/31/2017	$12,900	$12,653	$12,628
1/31/2018	$13,536	$13,248	$13,262
2/28/2018	$12,847	$12,604	$12,663
3/31/2018	$12,745	$12,367	$12,435
4/30/2018	$12,945	$12,678	$12,719
5/31/2018	$12,744	$12,397	$12,433
6/30/2018	$12,560	$12,282	$12,281
7/31/2018	$12,893	$12,611	$12,584
8/31/2018	$12,623	$12,342	$12,341
9/30/2018	$12,722	$12,469	$12,448
10/31/2018	$11,659	$11,532	$11,457
11/30/2018	$11,678	$11,556	$11,442
12/31/2018	$11,037	$10,964	$10,887
1/31/2019	$11,856	$11,722	$11,602
2/28/2019	$12,128	$12,029	$11,898
3/31/2019	$12,188	$12,095	$11,973
4/30/2019	$12,562	$12,440	$12,310
5/31/2019	$11,862	$11,867	$11,719
6/30/2019	$12,574	$12,572	$12,414
7/31/2019	$12,314	$12,416	$12,256
8/31/2019	$12,068	$12,098	$11,939
9/30/2019	$12,441	$12,449	$12,281
10/31/2019	$12,851	$12,822	$12,722
11/30/2019	$13,036	$12,958	$12,866
12/31/2019	$13,431	$13,375	$13,284
1/31/2020	$13,047	$13,129	$13,006
2/29/2020	$12,055	$11,978	$11,831
3/31/2020	$10,160	$10,367	$10,252
4/30/2020	$10,930	$11,024	$10,914
5/31/2020	$11,540	$11,444	$11,389
6/30/2020	$11,907	$11,870	$11,777
7/31/2020	$12,169	$12,173	$12,051
8/31/2020	$12,810	$12,753	$12,671
9/30/2020	$12,524	$12,363	$12,342
10/31/2020	$12,073	$11,849	$11,849
11/30/2020	$13,829	$13,694	$13,686
12/31/2020	$14,538	$14,299	$14,322
1/31/2021	$14,361	$14,122	$14,169
2/28/2021	$14,757	$14,535	$14,487
3/31/2021	$15,226	$14,915	$14,820
4/30/2021	$15,686	$15,376	$15,266
5/31/2021	$16,354	$15,956	$15,764
6/30/2021	$16,136	$15,799	$15,587
7/31/2021	$16,242	$15,890	$15,704
8/31/2021	$16,463	$16,137	$15,981
9/30/2021	$15,960	$15,704	$15,517
10/31/2021	$16,557	$16,215	$15,899
11/30/2021	$15,815	$15,460	$15,159
12/31/2021	$16,601	$16,283	$15,935
1/31/2022	$16,139	$15,680	$15,165
2/28/2022	$15,672	$15,408	$14,897
3/31/2022	$15,781	$15,613	$14,993
4/30/2022	$14,755	$14,608	$14,023
5/31/2022	$15,078	$14,768	$14,128
6/30/2022	$13,727	$13,401	$12,817
7/31/2022	$14,390	$14,038	$13,456
8/31/2022	$13,568	$13,380	$12,817
9/30/2022	$12,352	$12,194	$11,618
10/31/2022	$13,118	$12,884	$12,242
11/30/2022	$14,830	$14,281	$13,621
12/31/2022	$14,488	$14,201	$13,632
1/31/2023	$15,727	$15,351	$14,736
2/28/2023	$15,204	$14,981	$14,429
3/31/2023	$15,698	$15,354	$14,786
4/30/2023	$16,150	$15,804	$15,204
5/31/2023	$15,495	$15,120	$14,560
6/30/2023	$16,268	$15,894	$15,223
7/31/2023	$16,652	$16,341	$15,715
8/31/2023	$15,992	$15,698	$15,113
9/30/2023	$15,431	$15,185	$14,597
10/31/2023	$14,977	$14,597	$14,005
11/30/2023	$16,272	$15,955	$15,305
12/31/2023	$17,131	$16,797	$16,118
1/31/2024	$17,086	$16,913	$16,211
2/29/2024	$17,578	$17,234	$16,508
3/31/2024	$18,177	$17,817	$17,051
4/30/2024	$17,591	$17,356	$16,614
5/31/2024	$18,478	$18,020	$17,258
6/30/2024	$18,124	$17,766	$16,979
7/31/2024	$18,659	$18,281	$17,477
8/31/2024	$19,312	$18,897	$18,046
9/30/2024	$19,432	$19,051	$18,212
10/31/2024	$18,446	$18,099	$17,222
11/30/2024	$18,480	$18,086	$17,124
12/31/2024	$17,888	$17,608	$16,735
1/31/2025	$18,778	$18,542	$17,614
2/28/2025	$19,315	$18,882	$17,956
3/31/2025	$19,223	$18,738	$17,883
4/30/2025	$19,959	$19,542	$18,702
5/31/2025	$20,855	$20,420	$19,558
6/30/2025	$21,346	$20,837	$19,989
7/31/2025	$20,830	$20,561	$19,708
8/31/2025	$21,855	$21,466	$20,549
9/30/2025	$22,447	$21,947	$20,942
10/31/2025	$22,671	$22,224	$21,188
11/30/2025	$22,912	$22,454	$21,320
12/31/2025	$23,584	$23,175	$21,959

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class P	31.84%	10.16%	8.96%
MSCI World ex USA Large Cap Index (Benchmark)	31.62%	10.14%	8.77%
MSCI EAFE Index (Regulatory)	31.22%	8.92%	8.18%

Key Fund Statistics as of December 31, 2025

  Total Net Assets$732,900,680
  # of Portfolio Holdings319
  Total Advisory Fees Paid$1,143,039
  Portfolio Turnover Rate14%

The past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares, if any.  Updated performance information of the Fund may be obtained at www.pacificlife.com.

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	0.9%
Utilities	3.0%
Energy	4.6%
Communications	5.3%
Basic Materials	5.5%
Technology	6.8%
Consumer, Cyclical	11.5%
Industrial	13.7%
Consumer, Non-Cyclical	18.6%
Financial	28.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.2%
Derivatives	0.0%
Others (each less than 3.0%)	13.0%
Spain	3.6%
Switzerland	4.1%
Netherlands	4.2%
Australia	5.8%
France	9.0%
Germany	9.5%
United States (Includes Short-Term Investments)	10.1%
United Kingdom	10.1%
Canada	11.8%
Japan	17.6%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s

May 1, 2025 prospectus (as may be supplemented) or the Fund’s next prospectus, which we expect to be available by May 1, 2026 at http://www.pacificlife.com/pacificselectfund.html or upon request at no charge by calling toll-free 800-722-4448 or emailing PSFdocumentrequest@pacificlife.com.

  Disclosures regarding the addition of a securities lending program for the Fund and the Fund principally investing in holdings in the Financial sector were added during the reporting period.

  Securities Lending Risk and Financial Sector Risk were added to the Fund during the reporting period.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 99 to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board has determined that Paul A. Keller, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation does not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor does it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition. Mr. Keller is a retired partner of PricewaterhouseCoopers LLP.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate audit fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2025 and 2024 were $1,943,000 and $1,900,000, respectively.

Audit-Related Fees

(b) For the fiscal years ended December 31, 2025 and December 31, 2024 there were no audit-related fees.

Tax Fees

(c) The aggregate tax fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2025 and 2024 were $201,250 and $312,141, respectively.

All Other Fees

(d) There were no other fees billed to the Registrant by the principal accountant for the fiscal years ended December 31, 2025 and 2024.

(e)(l) The Audit Committee is required to pre-approve audit and non-audit services performed for the Registrant by the independent auditor as outlined below in order to assure that the provision of such services does not impair the auditor’s independence:

A. Pre-Approval Requirements for Services to Registrant. Before the Auditor is engaged by the Registrant to render audit related or permissible non-audit services, either:

(i)	The Audit Committee shall pre-approve such engagement; or
(ii)	Such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the Adviser. The Audit Committee hereby delegates authority to its Chairperson, and may delegate to one or more of its other members, the authority to grant pre-approvals. In the event of a pre-approval by the Chairperson or other authorized member of the Audit Committee, the person to whom authority is delegated under this Section shall report on such pre-approval to the full Audit Committee at its next regularly scheduled meeting.
(iii)	De Minimis Exceptions to Pre-Approval Requirements. Pre-approval for a service provided to the Registrant other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Registrant constitutes not more than 5 percent of the total amount of revenues paid by the Registrant to the Auditor during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the

Registrant at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee.

B. Pre-Approval of Non-Audit Services Provided to the Adviser and Others. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the Auditor to (i) the Adviser and (ii) any entity in the investment company complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant. Investment company complex means the Pacific Select Fund, the Pacific Funds Series Trust, the Adviser and any entity controlled by or under common control with the Adviser if such entity is an investment adviser or is engaged in the business of providing administrative, custodian, underwriting or transfer agent services to the Trusts or the Adviser.

(i)	De Minimis Exception: The De Minimis exceptions set forth above under Section (e)(1)A.(iii) apply to pre-approvals under this Section (e)(1)B. as well, except that the “total amount of revenues” calculation for this Section’s (e)(l)B. services is based on the total amount of revenues paid to the Auditor by the Registrant and any other entity that has its services approved under this Section (i.e., the Adviser or any control person).

C. Pre-Approval of Program and Subscription Services Provided to the Registrants and their Affiliates. The Audit Committee is deemed to have pre-approved Program and Subscription Services (“Programs’’) provided to the Registrant and their affiliates, entities within the Registrant’s investment company complex or their affiliates, including employees of Pacific Life and Pacific Life Fund Advisors LLC (collectively, “Fund Persons”) so long as: (1) such Programs are free to Fund Persons or if there is a charge, Fund Persons pay: (a) the going rate for such Programs, or (b) the Fund Persons receive a discount of $500 or less; or (2) the Program is approved under or covered by and in compliance with the policies and/or procedures of Pacific Life’s Audit Committee with respect to the provision of educational services by the Auditor or other parties. Any Programs that do not meet the above criteria require approval by the Audit Committee, its Chairperson or other delegates as provided in Section (e)(l)A.(iii). Programs are educational programs and seminars provided by the Auditor or its affiliates and include live programs, webcasts, podcasts, websites, database subscriptions, checklists, research reports, local office seminars, Debrief webcast series, Technical library and similar or related items. Any Programs that do not meet the above criteria require approval by the Audit Committee, its Chairperson or other delegates as provided in this Section.

(e)(2) No services included in (b)-(c) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. There were no service rendered included in (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the years ended December 31, 2025 and 2024by the Registrant’s principal accountant for non- audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $3,093,250 and $2,481,141, respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PACIFIC SELECT FUND
Annual Financial Statements and Financial Highlights
Table OF contents
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements:

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 48.8%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,536,288
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 349,000 354,929
5.338% due 04/04/27 ~ 1,050,000 1,066,833
Mosaic Co.
4.050% due 11/15/27  600,000 600,120
3,558,170
Communications - 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  650,000 608,605
3.750% due 02/15/28  1,560,000 1,538,308
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,819
4.620% due 07/16/28 ~ 1,260,000 1,276,961
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,403
3.200% due 03/15/27  1,200,000 1,188,423
Sprint Capital Corp.
6.875% due 11/15/28  770,000 826,577
5,700,096
Consumer, Cyclical - 3.7%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,128,000 1,129,573
American Honda Finance Corp.
4.544% (SOFR + 0.730%)
due 08/13/27 § 1,525,000 1,528,525
4.849% (SOFR + 0.870%)
due 07/09/27 § 1,600,000 1,608,080
AutoNation, Inc.
4.450% due 01/15/29  1,370,000 1,375,512
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,841
5.125% due 06/15/30  255,000 263,109
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 950,553
Ford Motor Credit Co. LLC
5.800% due 03/05/27  2,000,000 2,025,745
5.850% due 05/17/27  2,200,000 2,234,655
6.950% due 06/10/26 † 1,600,000 1,614,217
General Motors Financial Co., Inc.
1.500% due 06/10/26  1,100,000 1,087,760
2.350% due 02/26/27  1,900,000 1,862,698
5.400% due 05/08/27  1,480,000 1,504,754
6.000% due 01/09/28  780,000 806,590
Hyundai Capital America
2.750% due 09/27/26 ~ † 1,560,000 1,544,782
5.650% due 06/26/26 ~ 1,080,000 1,088,034
20,684,428
Consumer, Non-Cyclical - 4.8%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,760,000 1,751,625
4.700% due 04/02/27  1,730,000 1,742,833
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  1,180,000 1,173,587
a
Principal
Amount Value
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ $ 1,000,000 $ 1,001,280
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,230,000 1,248,017
Centene Corp.
4.250% due 12/15/27  2,060,000 2,049,149
Cigna Group
3.400% due 03/01/27  1,110,000 1,103,498
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,435,652
2.875% due 06/01/26  1,580,000 1,572,254
6.250% due 06/01/27  1,270,000 1,307,110
Global Payments, Inc.
4.500% due 11/15/28  1,254,000 1,256,571
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,643,186
4.500% due 02/15/27  1,080,000 1,082,509
5.000% due 03/01/28  692,000 705,110
5.200% due 06/01/28  80,000 81,982
Humana, Inc.
1.350% due 02/03/27  1,020,000 990,498
3.950% due 03/15/27  770,000 768,112
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 492,000 496,075
6.125% due 07/27/27 ~ 500,000 515,017
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 711,000 724,408
Mars, Inc.
4.600% due 03/01/28 ~ 1,157,000 1,173,112
Philip Morris International, Inc.
4.125% due 04/28/28  1,500,000 1,507,031
4.539% (SOFR + 0.660%)
due 10/27/28 § 1,115,000 1,116,577
26,445,193
Energy - 4.2%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,556,808
5.000% due 12/15/29  620,000 636,097
DCP Midstream Operating LP
5.625% due 07/15/27  1,808,000 1,843,359
Diamondback Energy, Inc.
5.200% due 04/18/27  1,660,000 1,684,829
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,570,000 1,592,404
5.300% due 04/05/29  1,340,000 1,383,269
5.900% due 11/15/26  1,600,000 1,623,748
EQT Corp.
3.125% due 05/15/26 ~ 480,000 477,346
3.900% due 10/01/27  1,463,000 1,457,551
Hess Corp.
4.300% due 04/01/27  1,070,000 1,074,926
Northwest Pipeline LLC
4.000% due 04/01/27  1,760,000 1,759,844
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,299,346
4.250% due 09/24/27  1,720,000 1,726,636
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  594,000 577,302
4.500% due 12/15/26  1,600,000 1,605,066
4.700% due 01/15/31  1,000,000 1,006,035
Targa Resources Corp.
4.350% due 01/15/29  138,000 138,417

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Western Midstream Operating LP
4.650% due 07/01/26  $ 1,680,000 $ 1,680,475
Williams Cos., Inc.
4.900% due 03/15/29  380,000 388,334
23,511,792
Financial - 29.3%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ † 1,600,000 1,624,934
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  818,000 816,604
3.650% due 07/21/27  1,600,000 1,590,696
4.625% due 10/15/27  610,000 615,316
6.100% due 01/15/27  1,500,000 1,528,911
6.450% due 04/15/27  1,150,000 1,181,768
American Express Co.
5.098% due 02/16/28  1,640,000 1,659,525
5.389% due 07/28/27  40,000 40,314
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,492,498
3.600% due 01/15/28  1,720,000 1,705,034
Aon North America, Inc.
5.125% due 03/01/27  600,000 607,659
5.150% due 03/01/29  650,000 668,925
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,081,000 1,068,670
5.450% due 09/09/28 ~ 317,000 319,883
5.700% due 03/15/28  1,061,000 1,075,854
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 465,123
Athene Global Funding
1.608% due 06/29/26 ~ 900,000 888,947
4.860% due 08/27/26 ~ 500,000 501,993
4.950% due 01/07/27 ~ 2,100,000 2,115,709
5.516% due 03/25/27 ~ 120,000 121,924
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 99,681
4.950% due 01/15/28 ~ 2,923,000 2,959,907
6.375% due 05/04/28 ~ 500,000 521,155
Bank of America Corp.
3.824% due 01/20/28  1,780,000 1,776,259
4.948% due 07/22/28  1,180,000 1,197,239
5.202% due 04/25/29  1,510,000 1,548,918
5.819% due 09/15/29  1,640,000 1,712,066
5.933% due 09/15/27  1,760,000 1,783,110
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,726,900
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,720,000 1,729,443
4.483% (SOFR + 0.760%)
due 09/15/28 § 1,610,000 1,611,974
Barclays PLC (United Kingdom)
2.279% due 11/24/27 † 1,400,000 1,378,060
4.837% due 09/10/28  1,300,000 1,316,216
5.501% due 08/09/28  790,000 807,389
5.674% due 03/12/28  1,600,000 1,628,996
5.829% due 05/09/27  1,800,000 1,810,418
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,999
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 1,500,000 1,481,551
4.792% due 05/09/29 ~ 1,060,000 1,072,681
a
Principal
Amount Value
Brown & Brown, Inc.
4.600% due 12/23/26  $ 489,000 $ 491,599
4.700% due 06/23/28  272,000 275,352
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,050,000 1,067,636
Capital One Financial Corp.
1.878% due 11/02/27  1,560,000 1,530,993
7.149% due 10/29/27  1,570,000 1,607,791
Citigroup, Inc.
1.122% due 01/28/27  1,680,000 1,676,217
1.462% due 06/09/27  1,680,000 1,660,924
3.070% due 02/24/28  1,600,000 1,582,201
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,007,767
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,650,342
Corebridge Global Funding
4.900% due 01/07/28 ~ 245,000 249,222
Crown Castle, Inc.
1.050% due 07/15/26  500,000 491,859
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,966,479
4.298% due 04/01/28 ~ 1,300,000 1,303,023
5.427% due 03/01/28 ~ 700,000 711,007
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,574,458
5.371% due 09/09/27  600,000 614,633
5.373% due 01/10/29  1,350,000 1,377,767
5.706% due 02/08/28  1,150,000 1,168,428
7.146% due 07/13/27  1,150,000 1,167,757
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,708,000 1,726,604
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 1,060,000 1,017,656
4.875% due 11/19/27 ~ 1,200,000 1,220,158
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 880,781
Goldman Sachs Bank USA
5.283% due 03/18/27  1,560,000 1,563,971
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,533,973
2.640% due 02/24/28  1,560,000 1,536,182
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 494,000 491,591
5.300% due 06/05/27 ~ 662,000 666,338
5.450% due 01/14/28  1,500,000 1,517,063
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,050,000 1,069,833
5.887% due 08/14/27  1,800,000 1,819,292
7.390% due 11/03/28  1,800,000 1,903,433
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,130,000 1,136,469
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,309,655
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,117,000 1,134,801
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 1,600,000 1,596,221
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,586
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 474,000 478,039

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § $ 1,500,000 $ 1,504,679
5.550% due 07/02/27 ~ 1,700,000 1,736,247
JPMorgan Chase & Co.
2.069% due 06/01/29  1,970,000 1,882,744
2.182% due 06/01/28  1,680,000 1,638,894
2.947% due 02/24/28  1,700,000 1,679,902
5.012% due 01/23/30  1,680,000 1,722,734
6.087% due 10/23/29  1,260,000 1,327,513
Lloyds Banking Group PLC (United Kingdom)
4.790% (SOFR + 1.060%)
due 06/13/29 § 1,600,000 1,607,466
5.462% due 01/05/28  550,000 557,502
5.871% due 03/06/29 † 1,840,000 1,908,292
LPL Holdings, Inc.
4.900% due 04/03/28  550,000 558,181
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,776,694
5.414% due 09/13/28  1,600,000 1,639,015
Morgan Stanley
3.591% due 07/22/28 § 1,880,000 1,867,650
3.772% due 01/24/29  1,680,000 1,670,820
5.042% due 07/19/30  800,000 820,455
5.652% due 04/13/28  1,570,000 1,601,326
5.656% due 04/18/30  1,640,000 1,709,111
Morgan Stanley Private Bank NA
4.578% (SOFR + 0.780%)
due 11/17/28 § 1,400,000 1,403,642
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,200,000 1,187,084
3.073% due 05/22/28  1,800,000 1,777,740
4.888% (SOFR + 1.100%)
due 05/23/29 § 1,580,000 1,587,672
5.516% due 09/30/28  1,400,000 1,436,626
PNC Financial Services Group, Inc.
5.102% due 07/23/27  800,000 804,572
5.300% due 01/21/28  1,860,000 1,884,589
6.615% due 10/20/27  2,100,000 2,142,449
RGA Global Funding
4.350% due 08/25/28 ~ 1,590,000 1,597,235
Royal Bank of Canada (Canada)
4.554% (SOFR + 0.700%)
due 11/03/28 § 1,640,000 1,642,072
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,188,293
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,580,000 1,612,100
5.500% due 04/13/29 ~ 200,000 205,051
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 602,022
5.532% due 07/17/26  40,000 40,336
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,629,492
1.267% due 03/02/27  1,109,000 1,103,559
4.873% due 01/26/29  1,060,000 1,077,166
5.435% due 01/24/30  80,000 82,838
6.047% due 06/08/27  1,730,000 1,744,161
U.S. Bancorp
3.100% due 04/27/26  50,000 49,878
5.384% due 01/23/30  430,000 445,437
6.787% due 10/26/27  1,660,000 1,696,754
a
Principal
Amount Value
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § $ 1,600,000 $ 1,607,564
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 199,555
1.494% due 08/10/27 ~ 1,700,000 1,673,196
3.869% due 01/12/29 ~ 1,120,000 1,114,109
VICI Properties LP
4.750% due 02/15/28  1,640,000 1,656,608
4.750% due 04/01/28  87,000 87,937
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,340,000 1,340,159
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,544,277
3.196% due 06/17/27  1,600,000 1,593,777
3.526% due 03/24/28  1,520,000 1,510,399
4.900% due 01/24/28  1,098,000 1,107,477
5.707% due 04/22/28  1,810,000 1,847,807
6.303% due 10/23/29  660,000 697,535
Western Union Co.
1.350% due 03/15/26  610,000 606,217
162,946,960
Industrial - 1.3%
Amrize Finance U.S. LLC
4.600% due 04/07/27  466,000 469,252
Boeing Co.
2.196% due 02/04/26  1,100,000 1,097,951
3.100% due 05/01/26  500,000 498,099
6.259% due 05/01/27  2,020,000 2,073,451
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,044,590
4.500% due 10/08/27  1,480,000 1,490,054
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 670,852
7,344,249
Technology - 1.1%
Broadcom, Inc.
4.150% due 02/15/28  640,000 642,474
5.050% due 07/12/27  540,000 549,953
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,326,000 1,324,952
4.900% due 10/01/26 † 1,660,000 1,667,947
Micron Technology, Inc.
5.327% due 02/06/29  770,000 794,185
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  355,000 356,395
VMware LLC
1.800% due 08/15/28  880,000 833,045
6,168,951
Utilities - 2.7%
AES Corp.
1.375% due 01/15/26  1,660,000 1,658,106
5.450% due 06/01/28  60,000 61,412
Cleco Corporate Holdings LLC
3.743% due 05/01/26  560,000 558,552
Dominion Energy, Inc.
1.450% due 04/15/26  784,000 778,269
2.850% due 08/15/26  760,000 754,492
DTE Energy Co.
4.875% due 06/01/28  965,000 982,670

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ $ 1,090,000 $ 1,075,843
4.125% due 09/30/28 ~ 442,000 441,344
Exelon Corp.
2.750% due 03/15/27  1,660,000 1,635,781
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,594,575
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 504,174
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  717,000 725,906
NiSource, Inc.
5.250% due 03/30/28  660,000 677,237
Pacific Gas & Electric Co.
2.100% due 08/01/27  570,000 552,941
5.450% due 06/15/27  700,000 712,087
Pinnacle West Capital Corp.
4.900% due 05/15/28  246,000 250,645
Southern Co.
5.500% due 03/15/29  1,270,000 1,318,585
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 908,000 914,945
15,197,564
Total Corporate Bonds & Notes
    (Cost $268,770,940) 271,557,403
MORTGAGE-BACKED SECURITIES - 3.3%
Collateralized Mortgage Obligations - Commercial - 3.3%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 1,150,000 1,156,177
Bank
4.285% due 11/15/61 § 196,198 196,523
Benchmark Mortgage Trust
3.042% due 08/15/52  301,366 296,632
BLP Commercial Mortgage Trust
5.092% (SOFR + 1.342%)
due 03/15/41 ~ § 85,666 85,802
BX Commercial Mortgage Trust
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 896,570 897,612
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 1,228,250 1,230,251
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 928,963 930,489
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 811,445 813,057
5.391% (SOFR + 1.641%)
due 05/15/41 ~ § 730,623 732,650
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 895,011 897,224
BX Trust
4.500% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,834
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § 1,571,869 1,571,647
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 877,000 875,806
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 162,367 161,984
a
Principal
Amount Value
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § $ 750,059 $ 751,555
5.241% (SOFR + 1.491%)
due 04/15/37 ~ § 162,081 162,357
COMM Mortgage Trust
3.317% due 09/10/50  526,819 523,269
DBGS Mortgage Trust
4.302% due 10/15/51  103,482 103,649
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 102,904
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 740,000 742,157
GS Mortgage Securities Trust
4.106% due 07/10/51 § 77,388 77,250
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 80,000 80,144
Hilton USA Trust
4.194% due 11/05/38 ~ § 359,000 357,790
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  229,399 228,290
Morgan Stanley Bank of America Merrill Lynch
Trust
3.514% due 12/15/49  350,808 349,353
Morgan Stanley Capital I Trust
1.925% due 07/15/53  562,636 532,812
SREIT Trust
4.595% (SOFR + 0.845%)
due 11/15/38 ~ § 348,958 348,884
4.944% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,878
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 169,000 169,547
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  1,472,781 1,462,862
3.063% due 12/15/52  45,805 45,061
3.212% due 09/15/50  228,790 227,230
3.933% due 03/15/52  1,695,927 1,691,994
5.100% due 03/15/38 ~ § 301,000 302,607
18,275,281
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 68,499 67,346
OLIT Trust
3.000% due 11/25/38 ~ § 111,336 108,806
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 177,702 174,782
350,934
Total Mortgage-Backed Securities
    (Cost $18,495,140) 18,626,215
ASSET-BACKED SECURITIES - 19.6%
Automobile Other - 1.6%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 485,000 485,499
Exeter Automobile Receivables Trust
4.400% due 05/15/30  875,000 880,161
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  425,000 431,133

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
GMF Floorplan Owner Revolving Trust
4.734% (SOFR + 0.750%)
due 03/15/29 ~ § $ 130,000 $ 130,152
4.790% due 03/15/29 ~ 490,000 493,954
4.910% due 03/15/30 ~ 820,000 831,270
5.134% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 993,182
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,053,746
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 983,994 992,914
5.038% due 07/25/31 ~ 93,363 94,220
5.121% due 12/29/32 ~ 701,763 708,030
5.185% due 07/25/31 ~ 395,235 399,174
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,345,000 1,350,939
8,844,374
Automobile Sequential - 7.3%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,355,073
4.590% due 03/15/34 ~ 1,075,000 1,083,008
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 700,000 700,206
4.770% due 02/20/29 ~ 1,638,000 1,657,228
4.800% due 08/20/29 ~ 205,000 208,446
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,095,000 1,104,951
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,498
CarMax Auto Owner Trust
3.970% due 12/16/30  1,400,000 1,403,318
4.840% due 01/15/30  45,000 45,685
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,280,000 1,284,076
4.550% due 08/12/30  785,000 792,185
4.640% due 01/10/30  395,000 397,544
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 1,580,000 1,600,971
4.510% due 02/22/28 ~ 1,520,000 1,527,442
4.820% due 02/20/29 ~ 805,000 819,145
5.060% due 03/20/31 ~ 150,000 153,615
5.160% due 09/20/30 ~ 150,000 152,961
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,020,000 1,021,627
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,650,000 1,667,199
4.610% due 08/15/29  25,000 25,286
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  845,000 859,908
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 731,828
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,168,303
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 147,205
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,461
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  1,695,000 1,714,550
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 702,255
a
Principal
Amount Value
Hyundai Auto Receivables Trust
4.360% due 12/17/29  $ 1,480,000 $ 1,494,925
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,448
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 550,000 552,167
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,075,000 1,081,276
4.740% due 01/16/29  315,000 315,742
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 950,000 959,082
4.750% due 07/22/30 ~ 2,565,000 2,593,537
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,155,000 1,157,492
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 1,480,000 1,488,574
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,489,658
USB Auto Owner Trust
4.490% due 06/17/30 ~ 385,000 388,377
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,542
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 995,000 998,281
4.410% due 05/18/40 ~ 1,570,000 1,583,382
4.570% due 01/18/40 ~ 1,600,000 1,614,622
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 900,141
World Omni Select Auto Trust
4.080% due 08/15/31  225,000 225,406
40,470,626
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,547
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,925,710
5.530% due 05/15/29 ~ 1,315,000 1,330,264
WF Card Issuance Trust
4.340% due 05/15/30  1,445,000 1,465,201
4,903,722
Other Asset-Backed Securities - 9.8%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,213,375 1,214,705
5.080% due 04/15/30 ~ 185,116 185,397
5.220% due 12/17/29 ~ 5,489 5,491
Allegro CLO XV Ltd. (Cayman)
4.834% (SOFR + 0.950%)
due 04/20/38 ~ § 1,191,667 1,192,355
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 748,017 756,186
ARES LIV CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/38 ~ § 1,040,000 1,040,768
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 1,300,000 1,300,217
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § 1,570,000 1,571,193
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 999,964

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ $ 1,777,444 $ 1,788,871
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 444,000 443,961
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
CCG Receivables Trust
4.480% due 10/14/32 ~ 97,335 97,924
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 282,735 283,501
4.770% due 08/15/35 ~ 530,000 536,220
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,282,293
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,244
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,092
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 1,140,412 1,141,074
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 1,371,000 1,372,097
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,138,435
Green Lakes Park CLO LLC
4.808% (SOFR + 0.950%)
due 01/25/38 ~ § 1,200,000 1,200,598
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,280,000 1,282,103
4.930% due 06/25/60 ~ 86,349 86,689
Harriman Park CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 07/20/38 ~ § 682,500 682,930
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 1,600,000 1,598,040
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,031,967 2,043,900
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 1,080,000 1,080,097
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,601,748
5.260% due 11/15/28 ~ 150,000 152,554
M&T Equipment Notes
4.700% due 12/16/27 ~ 625,000 628,281
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,049
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 1,443,750 1,445,533
Magnetite XXVI Ltd. (Cayman)
4.758% (SOFR + 0.900%)
due 01/25/38 ~ § 2,000,000 2,002,497
Marlette Funding Trust
4.750% due 07/16/35 ~ 62,570 62,703
4.950% due 07/16/35 ~ 1,300,000 1,307,264
a
Principal
Amount Value
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § $ 1,108,000 $ 1,110,480
Oportun Issuance Trust
4.490% due 07/08/33 ~ 325,000 325,760
4.880% due 05/09/33 ~ 720,000 723,037
Palmer Square Loan Funding Ltd. (Cayman)
4.652% (SOFR + 0.800%)
due 02/15/33 ~ § 384,235 383,160
4.945% (SOFR + 1.080%)
due 08/08/32 ~ § 955,755 956,475
5.005% (SOFR + 1.100%)
due 04/15/31 ~ § 38,565 38,574
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 1,502,000 1,505,732
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 220,000 221,445
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 400,482 401,878
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 110,554 111,468
RCKT Trust
4.480% due 11/27/34 ~ 177,251 177,461
4.900% due 07/25/34 ~ 82,743 82,981
Reach ABS Trust
4.930% due 08/18/32 ~ 285,248 286,459
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 1,370,000 1,369,792
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,451,879 1,453,825
4.470% due 08/15/34 ~ 288,548 289,454
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,700,000 2,740,007
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,620,000 1,624,151
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,149
Verdant Receivables LLC
4.850% due 03/13/28 ~ 158,378 159,170
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,280,783
4.620% due 11/20/30  260,000 264,012
4.710% due 01/21/31  1,250,000 1,272,804
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,315,102
Voya CLO Ltd. (Cayman)
4.834% (SOFR + 0.950%)
due 04/20/38 ~ § 1,353,846 1,354,629
4.884% (SOFR + 1.000%)
due 01/20/38 ~ § 428,571 428,857
54,656,770
Total Asset-Backed Securities
    (Cost $108,198,492) 108,875,492
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 27,534,600 27,516,451

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$918,883 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
4.250% due 03/15/27  $ 27,130,400 $ 27,364,612
54,881,063
Total U.S. Treasury Obligations
    (Cost $54,520,004) 54,881,063
SHORT-TERM INVESTMENTS - 16.2%
U.S. Treasury Bills - 16.2%
3.511% due 02/24/26 ‡ 44,147,600 43,918,609
3.583% due 06/25/26  46,700,000 45,913,989
89,832,598
Total Short-Term Investments
(Cost $89,810,249) 89,832,598
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.8%
    (Cost $539,794,825) 543,772,771
Shares
SECURITIES LENDING COLLATERAL - 1.0%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,186,995 1,186,995
Principal
Amount
Repurchase Agreements - 0.8%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,460,168; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,509,372) $ 2,459,635 2,459,635
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,026,735; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$2,071,426) 2,023,791 2,023,791
4,483,426
Total Securities Lending Collateral
(Cost $5,670,421) 5,670,421
a
TOTAL INVESTMENTS - 98.8%
(Cost $545,465,246) 549,443,192
DERIVATIVES - (0.2%) (1,174,488)
OTHER ASSETS & LIABILITIES, NET - 1.4% 7,953,389
NET ASSETS - 100.0% $ 556,222,093
Corporate Bonds & Notes 48 .8%
Asset-Backed Securities 19 .6%
Short-Term Investments 16 .2%
U.S. Treasury Obligations 9 .9%
Mortgage-Backed Securities 3 .3%
Others (each less than 3.0%) 1 .0%
98 .8%
Derivatives ( 0 .2% )
Other Assets and Liabilities, Net 1 .4%
100 .0%

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/26 18 $ 3,755,195 $ 3,758,203 $ 3,008
CBOT 5 Year U.S. Treasury Notes 03/26 33 3,606,268 3,607,055 787
CBOT 10 Year U.S. Treasury Notes 03/26 22 2,475,630 2,473,625 (2,005)
CBOT U.S. Long Bond 03/26 13 1,503,125 1,502,719 (406)
CBOT Ultra U.S. Treasury Bond 03/26 6 711,188 708,000 (3,188)
( $ 1,804 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 456 95,164,142 95,207,812 (43,670)
CBOT 5 Year U.S. Treasury Notes 03/26 142 15,488,444 15,521,266 (32,822)
( $ 76,492 )
Total Futures Contracts ( $ 78,296 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S GSC 04/15/26 $ 42,790,054 ( $ 85,868 ) $ – ( $ 85,868 )
iShares Core U.S. Aggregate Bond ETF SOFR + 0.170% S JPM 04/15/26 133,710,552 (269,510) – (269,510)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/26 47,330,164 (94,979) – (94,979)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.140% S JPM 07/15/26 88,151,292 (176,504) – (176,504)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.160% S JPM 10/15/26 96,960,957 (195,006) – (195,006)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.190% S JPM 01/15/27 135,501,739 (274,325) – (274,325)
( $ 1,096,192 ) $ – ( $ 1,096,192 )
Total Swap Agreements ( $ 1,096,192 ) $ – ( $ 1,096,192 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (1,096,192)
$ – ( $ 1,096,192 )

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 271,557,403 $ – $ 271,557,403 $ –
Mortgage-Backed Securities 18,626,215 – 18,626,215 –
Asset-Backed Securities 108,875,492 – 108,875,492 –
U.S. Treasury Obligations 54,881,063 – 54,881,063 –
Short-Term Investments 89,832,598 – 89,832,598 –
Securities Lending Collateral 5,670,421 1,186,995 4,483,426 –
Derivatives:
Interest Rate Contracts
Futures 3,795 3,795 – –
Total Assets 549,446,987 1,190,790 548,256,197 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (82,091) (82,091) – –
Swaps (1,096,192) – (1,096,192) –
Total Interest Rate Contracts (1,178,283) (82,091) (1,096,192) –
Total Liabilities (1,178,283) (82,091) (1,096,192) –
Total $ 548,268,704 $ 1,108,699 $ 547,160,005 $ –

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.6%
Communications - 1.6%
Amazon.com, Inc.
4.650% due 11/20/35  $ 750,000 $ 747,260
5.450% due 11/20/55  600,000 586,039
Beignet Investor LLC
6.581% due 05/30/49 ~ 1,000,000 1,057,409
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  1,250,000 890,215
Comcast Corp.
6.050% due 05/15/55 † 300,000 296,639
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 391,993
5.000% due 01/15/36  1,000,000 991,898
5.875% due 11/30/55 † 500,000 494,344
5,455,797
Consumer, Cyclical - 3.5%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  2,308,775 2,259,731
3.600% due 03/22/29  2,144,667 2,125,423
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  474,500 458,396
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 971,777 946,017
British Airways Pass-Through Trust Class AA
(United Kingdom)
3.300% due 06/15/34 ~ 2,081,343 1,969,471
Delta Air Lines Pass-Through Trust Class AA
3.625% due 01/30/29  225,519 223,086
Ford Motor Credit Co. LLC
4.125% due 08/17/27  700,000 694,622
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,250,000 1,233,371
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,073,776
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29 † 290,113 278,181
United Airlines Pass-Through Trust Class AA
4.150% due 02/25/33  475,844 468,263
11,730,337
Consumer, Non-Cyclical - 3.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.450% due 01/23/39  1,500,000 1,554,539
Block, Inc.
2.750% due 06/01/26  2,000,000 1,989,089
CVS Health Corp.
5.450% due 09/15/35  1,050,000 1,075,186
6.000% due 06/01/63  100,000 97,005
Global Payments, Inc.
5.550% due 11/15/35  1,150,000 1,143,473
HCA, Inc.
4.900% due 11/15/35  450,000 444,027
5.700% due 11/15/55  400,000 381,481
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 550,000 578,869
Keurig Dr. Pepper, Inc.
5.150% due 05/15/35  400,000 400,946
a
Principal
Amount Value
Laboratory Corp. of America Holdings
4.800% due 10/01/34  $ 600,000 $ 596,087
Mars, Inc.
5.200% due 03/01/35 ~ 1,000,000 1,028,195
5.700% due 05/01/55 ~ 200,000 199,368
UnitedHealth Group, Inc.
5.750% due 07/15/64  1,250,000 1,221,386
VSP Optical Group, Inc.
5.450% due 12/01/35 ~ 450,000 453,165
11,162,816
Energy - 2.3%
Colonial Enterprises, Inc.
5.627% due 11/15/35 ~ 575,000 581,113
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  900,000 871,367
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,306,160
6.500% due 11/15/26  750,000 756,472
6.500% due 02/15/56  750,000 747,852
7.375% due 02/01/31 ~ 400,000 415,595
Gulfstream Natural Gas System LLC
5.600% due 07/23/35 ~ 350,000 359,591
MPLX LP
5.650% due 03/01/53  1,000,000 929,520
ONEOK, Inc.
4.950% due 10/15/32  650,000 653,196
Plains All American Pipeline LP/PAA Finance
Corp.
5.600% due 01/15/36  950,000 961,534
7,582,400
Financial - 23.0%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ 300,000 310,361
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.500% due 01/31/56  750,000 776,533
Agree LP
5.600% due 06/15/35  200,000 210,004
Allianz SE (Germany)
6.550% due 10/30/33 ~ † 400,000 416,853
American International Group, Inc.
5.450% due 05/07/35  1,445,000 1,505,815
Arthur J Gallagher & Co.
5.150% due 02/15/35  600,000 606,667
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  461,000 480,973
Athene Global Funding
5.543% due 08/22/35 ~ 300,000 301,154
Athene Holding Ltd.
6.625% due 05/19/55  825,000 840,888
Atlas Warehouse Lending Co. LP
4.950% due 11/15/30 ~ 750,000 752,894
Aviation Capital Group LLC
4.800% due 10/24/30 ~ 750,000 750,685
5.125% due 04/10/30 ~ 350,000 355,528
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 10/15/32 ~ 1,000,000 991,127
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ † 907,000 965,346
8.375% due 05/20/31 ~ 900,000 946,125
Banco Santander SA (Spain)
4.551% due 11/06/30  650,000 650,850

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.127% due 11/06/35  $ 1,000,000 $ 1,000,035
Bank of America Corp.
2.482% due 09/21/36  2,250,000 1,975,179
5.162% due 01/24/31  200,000 206,513
5.511% due 01/24/36  750,000 782,416
Bank of Nova Scotia (Canada)
7.350% due 04/27/85  800,000 832,506
Barclays PLC (United Kingdom)
5.785% due 02/25/36 † 400,000 418,866
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
8.125% due 01/08/39 ~ 2,000,000 2,164,976
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 1,400,000 1,470,991
6.875% due 12/15/33 ~ 800,000 803,806
7.450% due 06/27/35 ~ † 300,000 314,069
BPCE SA (France)
6.027% due 05/28/36 ~ 500,000 524,533
6.293% due 01/14/36 ~ 750,000 800,911
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,576,657
Broadstone Net Lease LLC
5.000% due 11/01/32  400,000 401,620
Brown & Brown, Inc.
5.550% due 06/23/35  700,000 718,205
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 650,000 621,082
Capital One Financial Corp.
6.183% due 01/30/36 † 1,250,000 1,305,311
CBRE Services, Inc.
4.900% due 01/15/33  300,000 301,551
Citigroup, Inc.
5.174% due 09/11/36  750,000 757,340
5.411% due 09/19/39  1,000,000 1,007,706
6.020% due 01/24/36  450,000 471,513
6.625% due 02/15/31  300,000 305,005
Credit Agricole SA (France)
4.818% due 09/25/33 ~ 650,000 649,392
5.862% due 01/09/36 ~ 500,000 527,711
7.125% due 09/23/35 ~ 800,000 833,482
Danske Bank AS (Denmark)
4.420% due 09/12/31 ~ 1,000,000 995,025
Extra Space Storage LP
5.400% due 02/01/34  1,000,000 1,028,687
Fairfax Financial Holdings Ltd. (Canada)
5.750% due 05/20/35  350,000 364,205
6.500% due 05/20/55  175,000 185,184
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,359,237
5.625% due 09/15/34  500,000 507,689
Goldman Sachs Group, Inc.
2.615% due 04/22/32  250,000 228,039
4.939% due 10/21/36  1,000,000 993,103
5.218% due 04/23/31  1,750,000 1,807,840
5.536% due 01/28/36  700,000 726,917
High Street Funding Trust III
5.807% due 02/15/55 ~ † 900,000 897,251
Host Hotels & Resorts LP
2.900% due 12/15/31  800,000 725,204
HSBC Holdings PLC (United Kingdom)
5.450% due 03/03/36  650,000 670,911
6.950% due 08/27/31  300,000 312,647
a
Principal
Amount Value
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ $ 350,000 $ 365,560
JPMorgan Chase & Co.
4.810% due 10/22/36  850,000 844,346
5.294% due 07/22/35  975,000 1,006,235
5.502% due 01/24/36  1,000,000 1,045,745
5.572% due 04/22/36  1,200,000 1,259,466
5.576% due 07/23/36 † 700,000 724,382
6.500% due 04/01/30  500,000 519,935
Kilroy Realty LP
5.875% due 10/15/35 † 950,000 954,825
6.250% due 01/15/36  500,000 517,145
Kite Realty Group LP
5.200% due 08/15/32  600,000 614,299
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 667,358
Lloyds Banking Group PLC (United Kingdom)
6.625% due 09/27/35  800,000 799,091
LPL Holdings, Inc.
5.150% due 06/15/30  1,200,000 1,224,395
5.750% due 06/15/35  500,000 514,970
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ † 1,000,000 966,279
MetLife, Inc.
6.350% due 03/15/55  200,000 211,026
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.188% due 09/12/36  950,000 965,574
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,759,386
5.664% due 04/17/36  800,000 840,236
5.831% due 04/19/35  1,500,000 1,594,600
Nordea Bank Abp (Finland)
6.750% due 11/10/33 ~ 800,000 823,559
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,000,000 777,860
6.170% due 05/29/55 ~ 900,000 956,037
Peachtree Corners Funding Trust II
6.012% due 05/15/35 ~ 1,000,000 1,056,332
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 989,422
Piedmont Operating Partnership LP
5.625% due 01/15/33  750,000 758,082
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 400,000 413,702
Royal Bank of Canada (Canada)
6.350% due 11/24/84  500,000 488,907
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.246% due 07/08/36  800,000 819,798
Toronto-Dominion Bank (Canada)
6.350% due 10/31/85  1,000,000 1,017,831
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 500,000 513,287
7.750% due 04/12/31 ~ † 1,500,000 1,623,370
Ventas Realty LP
5.000% due 02/15/36  400,000 397,557
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 2,200,000 2,196,578
Wells Fargo & Co.
5.605% due 04/23/36  1,100,000 1,153,383
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  1,250,000 1,291,861

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Willis North America, Inc.
5.150% due 03/15/36  $ 350,000 $ 350,166
76,457,703
Industrial - 2.4%
Avolon Holdings Funding Ltd. (Ireland)
4.900% due 10/10/30 ~ 600,000 603,444
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 750,000 776,936
Boeing Co.
6.528% due 05/01/34  500,000 553,355
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,895,714
SMBC Aviation Capital Finance DAC (Ireland)
5.250% due 11/26/35 ~ 1,400,000 1,401,091
TD SYNNEX Corp.
5.300% due 10/10/35  1,300,000 1,287,866
Weir Group, Inc. (United Kingdom)
5.350% due 05/06/30 ~ 700,000 719,551
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 650,000 683,003
7,920,960
Technology - 1.6%
Fair Isaac Corp.
6.000% due 05/15/33 ~ 555,000 571,834
Fiserv, Inc.
5.150% due 08/12/34  250,000 248,157
Foundry JV Holdco LLC
5.875% due 01/25/34 ~ 800,000 822,325
Kyndryl Holdings, Inc.
3.150% due 10/15/31  1,250,000 1,141,568
MSCI, Inc.
5.250% due 09/01/35  500,000 503,484
Oracle Corp.
5.200% due 09/26/35 † 1,150,000 1,102,206
5.500% due 09/27/64  750,000 599,185
Roper Technologies, Inc.
4.900% due 10/15/34  400,000 399,268
5,388,027
Utilities - 5.8%
AES Corp.
5.800% due 03/15/32  1,350,000 1,385,251
American Electric Power Co., Inc.
5.800% due 03/15/56  1,000,000 993,205
DTE Electric Co.
5.250% due 05/15/35  450,000 462,760
DTE Energy Co.
5.850% due 06/01/34  1,250,000 1,333,688
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 992,744
Duke Energy Progress NC Storm Funding LLC
2.387% due 07/01/39  2,650,000 2,279,727
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 500,000 334,994
National Grid PLC (United Kingdom)
5.809% due 06/12/33  750,000 799,436
Nevada Power Co.
5.900% due 05/01/53  1,250,000 1,259,086
NiSource, Inc.
6.950% due 11/30/54  750,000 784,558
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  1,250,000 1,214,214
a
Principal
Amount Value
PacifiCorp
7.375% due 09/15/55 † $ 750,000 $ 764,990
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 1,019,993
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  579,461 573,934
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 894,711
RWE Finance U.S. LLC (Germany)
5.125% due 09/18/35 ~ 1,000,000 994,768
Sempra
4.125% due 04/01/52  750,000 737,686
6.400% due 10/01/54  1,050,000 1,068,569
Texas Electric Market Stabilization Funding N
LLC
4.265% due 08/01/36 ~ 835,155 833,416
Vistra Operations Co. LLC
6.950% due 10/15/33 ~ 350,000 391,091
19,118,821
Total Corporate Bonds & Notes
    (Cost $143,973,004) 144,816,861
SENIOR LOAN NOTES - 8.0%
Communications - 0.5%
CommScope, Inc.
8.466% (SOFR + 4.750%)
due 12/17/29 § 1,000,000 1,003,375
StubHub Holdco Sub LLC Term B
due 03/15/30 ∞ 500,000 496,666
1,500,041
Consumer, Cyclical - 0.7%
Caesars Entertainment, Inc. Term B1
5.966% (SOFR + 2.250%)
due 02/06/31 § 475,195 471,631
Peer USA LLC Term B8
5.922% (SOFR + 2.250%)
due 09/29/32 § 1,250,000 1,254,688
SkyMiles IP Ltd. Term B
5.384% (SOFR + 1.500%)
due 10/20/28 § 750,000 756,679
2,482,998
Consumer, Non-Cyclical - 1.2%
Allied Universal Holdco LLC Term B
6.966% (SOFR + 3.250%)
due 08/20/32 § 1,246,875 1,254,512
Froneri U.S., Inc. Term B4
6.447% (SOFR + 2.250%)
due 09/30/31 § 746,241 746,811
Grant Thornton Advisors LLC Term B
6.466% (SOFR + 2.750%)
due 06/02/31 § 986,312 989,190
Medline Borrower LP Term B
5.466% (SOFR + 1.750%)
due 10/23/28 § 142,248 142,817
Primo Brands Corp. Term B
5.922% (SOFR + 2.250%)
due 03/31/28 § 248,744 249,607

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Wand NewCo 3, Inc. Term B2
6.216% (SOFR + 2.500%)
due 01/30/31 § $ 438,855 $ 439,998
3,822,935
Energy - 0.4%
Colossus Acquireco LLC Term B
5.410% (SOFR + 1.750%)
due 07/30/32 § 1,496,250 1,497,185
Financial - 0.4%
HUB International Ltd. Term B
6.120% (SOFR + 2.250%)
due 06/20/30 § 389,484 391,999
IMA Financial Group, Inc. Term B
6.716% (SOFR + 3.000%)
due 11/01/28 § 994,987 998,408
1,390,407
Industrial - 3.2%
Chariot Buyer LLC Term B
6.466% (SOFR + 2.750%)
due 09/08/32 § 1,463,372 1,468,517
Chart Industries, Inc. Term B
6.161% (SOFR + 2.500%)
due 03/15/30 § 494,258 497,141
Husky Injection Molding Systems Ltd. Term B
(Canada)
7.466% (SOFR + 3.750%)
due 02/15/29 § 1,613,945 1,627,394
Indicor LLC Term B
6.422% (SOFR + 2.750%)
due 11/22/29 § 962,905 969,611
Kaman Corp. Term B
6.322% (SOFR + 2.500%)
due 02/26/32 § 909,224 913,997
6.427% (SOFR + 2.500%)
due 02/26/32 §
φ
86,166 86,618
Proampac PG Borrower LLC Term B
7.878% (SOFR + 4.000%)
due 09/15/28 § 1,904,911 1,907,886
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.947% (SOFR + 2.750%)
due 04/30/30 § 1,950,559 1,964,579
TransDigm, Inc. Term J
6.216% (SOFR + 2.500%)
due 02/28/31 § 1,222,600 1,228,485
10,664,228
Technology - 1.6%
Central Parent LLC Term B
6.922% (SOFR + 3.250%)
due 07/06/29 § 867,484 738,243
Dawn Bidco LLC Term B
due 08/20/32 ∞ 1,000,000 998,000
Epicor Software Corp. Term B
6.216% (SOFR + 2.500%)
due 05/30/31 § 1,975,000 1,983,023
RealPage, Inc. Term B
due 04/24/28 ∞ 498,698 498,967
a
Principal
Amount Value
UKG, Inc. Term B
6.338% (SOFR + 2.500%)
due 02/10/31 § $ 1,001,501 $ 1,003,639
5,221,872
Total Senior Loan Notes
    (Cost $26,577,965) 26,579,666
MORTGAGE-BACKED SECURITIES - 19.6%
Collateralized Mortgage Obligations - Commercial - 0.8%
CHI Commercial Mortgage Trust
5.482% due 04/15/42 ~ § 900,000 923,457
Hudson Yards Mortgage Trust
5.467% due 01/13/40 ~ § 356,000 369,400
LMRK Issuer Co. 2 LLC
5.520% due 09/15/55 ~ 350,000 353,668
ROCK Trust
5.388% due 11/13/41 ~ 530,000 544,971
SLG Office Trust
2.585% due 07/15/41 ~ 100,000 89,513
Velocity Commercial Capital Loan Trust
5.320% due 12/25/55 ~ § 199,073 199,893
6.030% due 02/25/55 ~ § 262,963 266,361
2,747,263
Collateralized Mortgage Obligations - Residential - 5.7%
Angel Oak Mortgage Trust
5.141% due 08/25/70 ~ § 1,208,588 1,213,966
5.420% due 03/25/70 ~ § 767,637 773,292
5.509% due 06/25/70 ~ § 753,473 761,416
5.637% due 02/25/70 ~ § 940,622 949,949
5.691% due 01/25/70 ~ § 1,020,646 1,032,819
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ § 675,486 681,733
5.604% due 12/25/64 ~ § 1,452,479 1,465,743
COLT Mortgage Loan Trust
5.835% due 02/25/69 ~ § 768,423 774,326
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 415,121 419,086
5.592% due 02/25/64 ~ § 355,307 358,411
LHOME Mortgage Trust
5.652% due 01/25/40 ~ § 400,000 402,884
Morgan Stanley Residential Mortgage Loan Trust
5.649% due 10/25/69 ~ § 771,851 781,076
OBX Trust
5.162% due 07/25/65 ~ § 409,005 411,147
5.400% due 02/25/55 ~ § 1,183,039 1,192,022
5.453% due 05/25/65 ~ § 430,540 434,360
5.547% due 12/25/64 ~ § 462,327 466,453
5.597% due 11/25/64 ~ § 1,294,592 1,307,092
5.648% due 12/01/64 ~ § 825,326 834,056
PRET Trust
4.000% due 07/25/69 ~ § 549,358 538,784
PRKCM Trust
5.546% due 02/25/60 ~ § 842,561 849,122
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  2,703,647 2,354,610
Seasoned Loans Structured Transaction Trust
3.000% due 10/25/35  829,183 779,387
18,781,734
Federal Home Loan Mortgage Corp. - 3.4%
3.000% due 07/01/52  1,653,559 1,466,295

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.000% due 02/01/55 $ 958,161 $ 909,672
4.000% due 09/01/52  4,757,930 4,543,349
5.500% due 10/01/53  1,345,310 1,367,317
6.000% due 07/01/55  1,635,971 1,680,307
6.500% due 07/01/53  1,354,217 1,409,488
11,376,428
Federal National Mortgage Association - 6.5%
3.000% due 02/01/50 - 10/01/53 1,141,162 1,027,879
3.500% due 07/01/43 - 08/01/52 1,065,583 1,007,388
4.000% due 10/01/52 - 08/01/55 6,646,831 6,315,099
4.500% due 04/01/50 - 11/01/54 1,719,215 1,691,729
5.000% due 11/01/52 - 02/01/55 2,137,369 2,162,777
5.500% due 09/01/44 - 07/01/55 3,047,896 3,115,982
6.000% due 07/01/53 - 09/01/53 1,951,243 2,008,525
6.500% due 09/01/53  4,217,570 4,384,217
21,713,596
Government National Mortgage Association - 3.2%
3.000% due 07/20/52  1,534,853 1,381,864
4.000% due 10/20/52 - 08/20/54 2,770,293 2,633,512
4.500% due 12/20/54  1,626,946 1,587,296
6.000% due 12/20/52 - 10/20/53 4,770,914 4,884,013
10,486,685
Total Mortgage-Backed Securities
    (Cost $64,124,086) 65,105,706
ASSET-BACKED SECURITIES - 9.8%
Other Asset-Backed Securities - 9.8%
Basswood Park CLO Ltd. (Cayman)
5.384% (SOFR + 1.500%)
due 04/20/34 ~ § 250,000 250,279
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.905% (SOFR + 1.000%)
due 01/15/35 ~ § 1,000,000 1,000,068
Elmwood CLO 38 Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/38 ~ § 850,000 848,528
GreenSky Home Improvement Issuer Trust
4.590% due 12/27/60 ~ 600,000 602,661
5.020% due 06/25/60 ~ 200,000 203,152
5.220% due 03/25/60 ~ 121,591 123,499
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 310,969 312,172
MVW LLC
1.740% due 10/20/37 ~ 51,074 48,681
4.930% due 10/20/40 ~ 752,929 762,505
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 162,760 158,113
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 160,382 147,482
0.940% due 07/15/69 ~ 2,472,561 2,267,266
1.220% due 07/15/69 ~ 315,481 299,502
1.310% due 01/15/69 ~ 206,752 195,805
1.690% due 05/15/69 ~ 1,131,641 1,069,522
2.640% due 05/15/68 ~ 132,635 130,892
4.160% due 10/15/70 ~ 2,370,638 2,336,096
Navient Refinance Loan Trust
4.720% due 09/15/55 ~ 283,182 283,710
Navient Student Loan Trust
1.310% due 12/26/69 ~ 754,937 644,423
1.320% due 08/26/69 ~ 592,177 530,201
a
Principal
Amount Value
3.390% due 12/15/59 ~ $ 674,300 $ 665,136
4.589% (SOFR + 0.714%)
due 12/26/69 ~ § 453,416 447,889
5.039% (SOFR + 1.164%)
due 06/25/69 ~ § 466,430 469,253
Nelnet Student Loan Trust
4.650% due 08/20/54 ~ 400,000 398,942
Neuberger Berman Loan Advisers CLO 31 Ltd.
(Cayman)
5.114% (SOFR + 1.230%)
due 01/20/39 ~ § 1,000,000 1,000,726
OCP Aegis CLO Ltd. (Jersey)
5.434% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 851,158
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 618,488 618,489
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 245,694 249,525
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 93,042 93,744
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 99,991 100,855
Palmer Square Loan Funding Ltd. (Cayman)
5.355% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,051,203
5.355% (SOFR + 1.450%)
due 01/15/33 ~ § 1,700,000 1,700,948
Redaptive EAAS Issuer LLC
5.940% due 03/25/42 ~ 150,000 150,553
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,696,963 3,749,001
Service Experts Issuer LLC
5.380% due 01/20/37 ~ 92,940 93,124
SLM Student Loan Trust
5.125% (SOFR + 0.812%)
due 10/25/64 ~ § 332,928 331,014
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 970,325 889,487
1.290% due 07/15/53 ~ 327,334 313,055
1.680% due 02/15/51 ~ 473,419 451,291
2.230% due 09/15/37 ~ 948,766 922,378
2.820% due 10/15/35 ~ 54,392 54,241
3.440% due 07/15/36 ~ 267,450 265,627
3.500% due 02/15/36 ~ 120,225 119,772
3.600% due 01/15/37 ~ 147,999 147,238
3.630% due 11/15/35 ~ 128,985 128,580
4.480% due 05/16/50 ~ 803,662 802,353
4.595% (SOFR + 0.844%)
due 01/15/53 ~ § 2,360,213 2,339,518
5.060% due 03/16/54 ~ 1,218,918 1,235,201
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 317,281 307,152
UPG HI Issuer Trust
5.000% due 09/25/47 ~ 200,000 200,058
32,362,068
Total Asset-Backed Securities
    (Cost $32,586,194) 32,362,068
U.S. TREASURY OBLIGATIONS - 17.0%
U.S. Treasury Bonds - 9.8%
1.250% due 05/15/50  3,550,000 1,700,533

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
1.375% due 08/15/50  $ 4,750,000 $ 2,336,685
2.000% due 02/15/50  1,750,000 1,026,348
2.000% due 08/15/51  2,500,000 1,432,910
2.250% due 02/15/52  7,500,000 4,553,027
2.750% due 11/15/47  3,000,000 2,138,086
2.875% due 05/15/52  8,250,000 5,767,104
3.000% due 08/15/52  9,800,000 7,022,504
3.625% due 02/15/53  6,300,000 5,102,508
4.500% due 11/15/54  200,000 188,703
4.625% due 11/15/44  1,300,000 1,274,305
32,542,713
U.S. Treasury Notes - 7.2%
3.875% due 07/15/28  1,750,000 1,764,971
3.875% due 06/30/30  6,000,000 6,045,820
4.000% due 05/31/30  2,970,000 3,008,285
4.000% due 11/15/35  4,000,000 3,942,812
4.125% due 02/29/32  1,300,000 1,318,561
4.250% due 11/15/34  3,225,000 3,259,581
4.250% due 05/15/35  1,275,000 1,285,857
4.625% due 02/15/35  3,305,000 3,431,326
24,057,213
Total U.S. Treasury Obligations
    (Cost $66,338,697) 56,599,926
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $333,599,946) 325,464,227
Shares
SECURITIES LENDING COLLATERAL - 2.9%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.640% 2,011,110 2,011,110
Principal
Amount
Repurchase Agreements - 2.3%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$4,168,231; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$4,251,596) $ 4,167,328 4,167,328
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,433,870; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,509,589) 3,428,883 3,428,883
7,596,211
Total Securities Lending Collateral
(Cost $9,607,321) 9,607,321
a
Value
TOTAL INVESTMENTS - 100.9%
(Cost $343,207,267) $ 335,071,548
OTHER ASSETS & LIABILITIES, NET - (0.9%) (2,862,541)
NET ASSETS - 100.0% $ 332,209,007
Corporate Bonds & Notes 43 .6%
Mortgage-Backed Securities 19 .6%
U.S. Treasury Obligations 17 .0%
Asset-Backed Securities 9 .8%
Senior Loan Notes 8 .0%
Others (each less than 3.0%) 2 .9%
100 .9%
Other Assets and Liabilities, Net ( 0 .9% )
100 .0%

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 144,816,861 $ – $ 144,816,861 $ –
Senior Loan Notes 26,579,666 – 26,579,666 –
Mortgage-Backed Securities 65,105,706 – 65,105,706 –
Asset-Backed Securities 32,362,068 – 32,362,068 –
U.S. Treasury Obligations 56,599,926 – 56,599,926 –
Securities Lending Collateral 9,607,321 2,011,110 7,596,211 –
Total $ 335,071,548 $ 2,011,110 $ 333,060,438 $ –

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
spacing
Boeing Co. 11,970 $ 826,648
Total Preferred Stocks
    (Cost $619,827) 826,648
Principal
Amount
CORPORATE BONDS & NOTES - 35.0%
Basic Materials - 2.7%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 208,694
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 1,545,000 1,601,627
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 324,373
5.625% due 04/01/30 ~ 1,330,000 1,390,530
Ashland, Inc.
3.375% due 09/01/31 ~ 11,000 10,072
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 2,395,000 851,734
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 10,000 10,170
Celulosa Arauco y Constitucion SA (Chile)
6.180% due 05/05/32 ~ † 735,000 760,394
Chemours Co.
5.750% due 11/15/28 ~ 10,000 9,733
Commercial Metals Co.
5.750% due 11/15/33 ~ 117,000 119,704
6.000% due 12/15/35 ~ 161,000 165,144
Eastman Chemical Co.
5.000% due 08/01/29 † 1,010,000 1,031,167
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 811,000 855,008
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ † 744,000 720,210
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,030,000 1,051,557
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 1,835,000 1,469,160
Gerdau Trade, Inc. (Brazil)
5.750% due 06/09/35  900,000 932,085
Glencore Funding LLC (Australia)
5.673% due 04/01/35 ~ 780,000 814,994
6.375% due 10/06/30 ~ 2,120,000 2,283,363
6.500% due 10/06/33 ~ 15,075,000 16,659,832
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ † 1,540,000 1,586,655
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 2,000 2,046
9.250% due 10/01/28 ~ 7,000 7,353
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,010,000 946,745
6.750% due 05/02/34 ~ 1,355,000 1,460,906
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,155,000 1,672,939
6.800% due 05/13/30 ~ 855,000 845,450
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 770,421
Sociedad Quimica y Minera de Chile SA (Chile)
3.500% due 09/10/51 ~ 1,355,000 966,397
6.500% due 11/07/33 ~ † 1,785,000 1,940,946
a
Principal
Amount Value
Steel Dynamics, Inc.
5.375% due 08/15/34  $ 1,810,000 $ 1,879,921
43,349,330
Communications - 3.3%
AppLovin Corp.
5.125% due 12/01/29  1,185,000 1,215,888
5.375% due 12/01/31  525,000 545,149
5.500% due 12/01/34  5,180,000 5,324,281
AT&T, Inc.
3.650% due 09/15/59  3,590,000 2,369,336
5.375% due 08/15/35  2,375,000 2,434,672
Beignet Investor LLC
6.581% due 05/30/49 ~ 4,695,000 4,964,534
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/34 ~ † 458,000 389,861
5.000% due 02/01/28 ~ 19,000 18,860
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.384% due 10/23/35  335,000 346,028
6.550% due 06/01/34  775,000 815,399
6.650% due 02/01/34  390,000 411,053
Cipher Compute LLC
7.125% due 11/15/30 ~ 10,000 10,197
Corning, Inc.
5.450% due 11/15/79  1,455,000 1,330,919
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 200,110
4.625% due 12/01/30 ~ 3,625,000 1,297,917
5.375% due 02/01/28 ~ 1,111,000 807,198
11.250% due 05/15/28 ~ 204,000 162,484
Directv Financing LLC
8.875% due 02/01/30 ~ 469,000 475,340
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
10.000% due 02/15/31 ~ 11,000 11,249
Discovery Communications LLC
3.625% due 05/15/30  16,000 14,750
DISH DBS Corp.
5.250% due 12/01/26 ~ 690,000 669,647
5.750% due 12/01/28 ~ 1,070,000 1,051,144
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,635,735
Empresa Nacional de Telecomunicaciones SA
(Chile)
3.050% due 09/14/32 ~ 535,000 480,149
Expedia Group, Inc.
5.400% due 02/15/35 † 2,709,000 2,779,723
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
3.500% due 03/01/29 ~ 10,000 9,609
MercadoLibre, Inc. (Brazil)
4.900% due 01/15/33  1,555,000 1,541,920
Meta Platforms, Inc.
4.875% due 11/15/35  1,435,000 1,433,633
5.625% due 11/15/55  1,930,000 1,853,820
5.750% due 11/15/65  1,305,000 1,245,883
Millicom International Cellular SA (Guatemala)
4.500% due 04/27/31 ~ 620,000 577,948
Prosus NV (China)
3.061% due 07/13/31 ~ 2,815,000 2,564,429
3.832% due 02/08/51 ~ 650,000 433,367
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,752,793

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
T-Mobile USA, Inc.
4.700% due 01/15/35  $ 10,000 $ 9,828
Time Warner Cable LLC
4.500% due 09/15/42  1,920,000 1,481,540
6.750% due 06/15/39  3,460,000 3,503,373
Uber Technologies, Inc.
4.800% due 09/15/35  905,000 900,791
WULF Compute LLC
7.750% due 10/15/30 ~ 9,000 9,279
Ziff Davis, Inc.
4.625% due 10/15/30 ~ † 1,635,000 1,559,602
53,639,438
Consumer, Cyclical - 3.4%
Acushnet Co.
5.625% due 12/01/33 ~ 5,000 5,069
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 965,000 983,281
Carnival Corp.
5.750% due 03/15/30 ~ 2,315,000 2,382,730
5.750% due 08/01/32 ~ 1,215,000 1,248,450
6.125% due 02/15/33 ~ † 1,639,000 1,693,275
Choice Hotels International, Inc.
5.850% due 08/01/34 † 525,000 535,473
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/28 ~ 1,720,000 1,730,732
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,500,000 1,097,171
DR Horton, Inc.
5.000% due 10/15/34 † 1,605,000 1,624,055
5.500% due 10/15/35  695,000 724,070
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 765,000 818,185
6.658% due 01/22/37 ~ 1,080,000 1,158,192
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,230,000 1,101,533
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 626,173
4.125% due 08/17/27  1,085,000 1,076,664
6.800% due 05/12/28  380,000 396,630
7.122% due 11/07/33 † 590,000 633,966
General Motors Co.
5.600% due 10/15/32  185,000 193,579
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 571,312
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
11.500% due 08/15/29 ~ 600,000 630,843
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 8,000 7,432
5.500% due 03/31/34 ~ 233,000 234,718
6.125% due 04/01/32 ~ 7,000 7,253
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
6.625% due 01/15/32 ~ 9,000 9,258
Hyundai Capital America
5.400% due 06/24/31 ~ 415,000 429,627
6.100% due 09/21/28 ~ 3,255,000 3,406,433
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 8,000 7,583
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ † 950,000 1,000,369
a
Principal
Amount Value
Lear Corp.
3.550% due 01/15/52  $ 2,030,000 $ 1,384,500
Lithia Motors, Inc.
4.375% due 01/15/31 ~ † 1,015,000 976,199
Marriott International, Inc.
5.500% due 04/15/37  1,890,000 1,935,582
Marriott Ownership Resorts, Inc.
4.750% due 01/15/28  10,000 9,857
Meritage Homes Corp.
5.650% due 03/15/35  3,295,000 3,368,270
MGM Resorts International
6.500% due 04/15/32 † 1,410,000 1,453,569
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 3,000 2,819
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 650,000 630,314
3.875% due 01/15/28 ~ 165,000 162,805
4.000% due 10/15/30 ~ 564,000 537,793
5.625% due 09/15/29 ~ 12,000 12,233
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 705,000 731,723
Phinia, Inc.
6.750% due 04/15/29 ~ 530,000 549,203
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ 585,000 598,862
Royal Caribbean Cruises Ltd.
5.375% due 01/15/36  105,000 105,479
5.625% due 09/30/31 ~ 3,190,000 3,262,235
6.000% due 02/01/33 ~ 3,825,000 3,931,510
6.250% due 03/15/32 ~ 1,200,000 1,242,136
Sekisui House U.S., Inc.
6.000% due 01/15/43  55,000 51,510
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 9,000 9,062
5.750% due 11/15/32 ~ 572,000 588,887
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,063,587 1,114,823
United Airlines, Inc.
4.625% due 04/15/29 ~ 905,000 901,713
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 9,000 9,144
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 3,505,000 3,766,273
Warnermedia Holdings, Inc.
4.279% due 03/15/32  764,000 671,609
Yum! Brands, Inc.
3.625% due 03/15/31  8,000 7,576
4.625% due 01/31/32  7,000 6,868
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 645,000 637,809
6.875% due 04/14/28 ~ 150,000 153,645
6.875% due 04/23/32 ~ 1,210,000 1,184,203
54,332,267
Consumer, Non-Cyclical - 3.1%
Amgen, Inc.
5.750% due 03/02/63  1,380,000 1,347,566
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 1,570,000 1,661,943
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 10,000 9,607
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ 285,000 255,289

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Block, Inc.
6.500% due 05/15/32  $ 9,000 $ 9,365
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,705,000 1,433,815
Centene Corp.
3.000% due 10/15/30  1,897,000 1,698,608
3.375% due 02/15/30  1,540,000 1,419,586
CVS Pass-Through Trust
6.036% due 12/10/28  901,586 910,822
HCA, Inc.
4.625% due 03/15/52  1,460,000 1,193,150
4.900% due 11/15/35  220,000 217,080
5.125% due 06/15/39  660,000 637,877
5.450% due 09/15/34  360,000 370,732
5.600% due 04/01/34 † 5,830,000 6,093,753
5.750% due 03/01/35  1,690,000 1,774,767
Herc Holdings, Inc.
7.000% due 06/15/30 ~ 610,000 642,344
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750% due 12/01/31  1,825,000 1,736,793
6.750% due 03/15/34  830,000 917,503
7.250% due 11/15/53  2,750,000 3,080,132
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
5.500% due 01/15/36 ~ 595,000 604,986
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 980,000 1,031,439
Kimberly-Clark de Mexico SAB de CV (Mexico)
2.431% due 07/01/31 ~ 355,000 323,481
Kroger Co.
5.500% due 09/15/54  800,000 762,658
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~ 5,000 4,841
4.375% due 01/31/32 ~ 5,000 4,768
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ † 1,490,000 1,386,882
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 5,000 4,644
3.875% due 05/15/32 ~ 5,000 4,551
6.250% due 01/15/33 ~ 5,000 5,102
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 5,000 4,907
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,889,000 1,746,646
4.250% due 04/15/31  1,355,000 1,324,150
6.875% due 05/15/34  525,000 582,902
Post Holdings, Inc.
4.625% due 04/15/30 ~ 7,000 6,822
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 7,000 7,321
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 210,000 193,556
Teva Pharmaceutical Finance Co. LLC (Israel)
6.150% due 02/01/36  434,000 456,220
Teva Pharmaceutical Finance Netherlands III BV
(Israel)
3.150% due 10/01/26  1,624,000 1,608,890
4.100% due 10/01/46  7,965,000 6,033,843
6.000% due 12/01/32  525,000 551,391
8.125% due 09/15/31  340,000 391,915
a
Principal
Amount Value
Teva Pharmaceutical Finance Netherlands IV
BV (Israel)
5.750% due 12/01/30  $ 425,000 $ 441,211
TriNet Group, Inc.
3.500% due 03/01/29 ~ 5,000 4,745
7.125% due 08/15/31 ~ 5,000 5,173
United Rentals North America, Inc.
3.750% due 01/15/32  8,000 7,528
3.875% due 02/15/31  8,000 7,636
5.375% due 11/15/33 ~ 3,919,000 3,918,597
6.125% due 03/15/34 ~ 2,275,000 2,372,650
Viatris, Inc.
4.000% due 06/22/50  250,000 166,601
49,376,788
Energy - 4.4%
Aker BP ASA (Norway)
5.250% due 10/30/35 ~ 2,170,000 2,120,883
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34  4,205,000 4,282,391
Cenovus Energy, Inc. (Canada)
5.400% due 03/20/36  633,000 632,467
Cheniere Energy Partners LP
5.950% due 06/30/33  2,609,000 2,767,637
Chord Energy Corp.
6.000% due 10/01/30 ~ 7,000 7,113
6.750% due 03/15/33 ~ 7,000 7,243
Civitas Resources, Inc.
8.375% due 07/01/28 ~ 430,000 443,606
8.625% due 11/01/30 ~ 687,000 720,440
8.750% due 07/01/31 ~ 7,000 7,271
Continental Resources, Inc.
2.875% due 04/01/32 ~ 7,860,000 6,862,851
5.750% due 01/15/31 ~ 5,855,000 6,007,129
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 5,000 4,748
7.625% due 04/01/32 ~ 1,925,000 1,867,629
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,611,855
6.750% due 09/15/37 ~ 1,000,000 1,090,766
Devon Energy Corp.
4.500% due 01/15/30 † 950,000 952,878
Ecopetrol SA (Colombia)
7.750% due 02/01/32  1,055,000 1,087,082
8.375% due 01/19/36  1,115,000 1,148,217
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,249,559
5.875% due 03/30/31 ~ 480,000 465,465
Energy Transfer LP
5.300% due 04/15/47  2,225,000 1,980,665
5.550% due 05/15/34  885,000 910,790
5.600% due 09/01/34  1,300,000 1,338,525
6.550% due 12/01/33  2,100,000 2,302,627
8.000% due 05/15/54  9,000 9,615
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,862
3.900% due 10/01/27  441,000 439,357
5.000% due 01/15/29  375,000 380,313
6.375% due 04/01/29  975,000 1,009,226
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 504,471
Harbour Energy PLC (United Kingdom)
6.327% due 04/01/35 ~ 1,405,000 1,423,475

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Helmerich & Payne, Inc.
5.500% due 12/01/34 † $ 3,682,000 $ 3,627,120
Matador Resources Co.
6.500% due 04/15/32 ~ 67,000 67,992
6.875% due 04/15/28 ~ 5,000 5,129
Oceaneering International, Inc.
6.000% due 02/01/28  4,000 4,060
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  271,000 272,635
5.600% due 01/15/36  452,000 457,488
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ † 905,000 738,717
6.950% due 03/05/54 ~ 560,000 427,420
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,500,000 950,202
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 1,465,000 1,296,237
SM Energy Co.
6.750% due 08/01/29 ~ 683,000 688,394
7.000% due 08/01/32 ~ 713,000 701,377
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 505,000 469,380
Targa Resources Corp.
5.500% due 02/15/35  400,000 409,958
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 1,615,000 1,187,684
Transcontinental Gas Pipe Line Co. LLC
5.100% due 03/15/36 ~ 555,000 558,991
Transocean Titan Financing Ltd.
8.375% due 02/01/28 ~ 8,905 9,100
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ † 1,290,000 1,106,900
4.125% due 08/15/31 ~ 211,000 192,151
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ 10,000 7,905
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 470,000 478,894
6.500% due 01/15/34 ~ 720,000 737,820
6.500% due 06/15/34 ~ 31,000 31,691
7.500% due 05/01/33 ~ 1,690,000 1,826,985
7.750% due 05/01/35 ~ 1,355,000 1,484,387
Viper Energy Partners LLC
5.700% due 08/01/35  5,355,000 5,468,258
Weatherford International Ltd.
6.750% due 10/15/33 ~ 7,000 7,172
Western Midstream Operating LP
5.250% due 02/01/50  600,000 514,015
5.300% due 03/01/48  130,000 112,186
5.500% due 12/15/35  463,000 460,712
5.500% due 08/15/48  960,000 848,478
6.150% due 04/01/33  1,315,000 1,395,411
Whistler Pipeline LLC
5.700% due 09/30/31 ~ 595,000 618,565
5.950% due 09/30/34 ~ 665,000 689,268
71,513,838
Financial - 11.4%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 523,670
3.400% due 10/29/33  8,320,000 7,515,337
5.100% due 01/19/29  1,050,000 1,073,798
a
Principal
Amount Value
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ $ 725,000 $ 766,580
Air Lease Corp.
3.750% due 06/01/26  1,405,000 1,402,604
Aircastle Ltd.
2.850% due 01/26/28 ~ 2,265,000 2,202,861
6.500% due 07/18/28 ~ 1,943,000 2,043,287
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 265,000 270,885
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
7.000% due 01/15/31 ~ 16,000 16,611
American Homes 4 Rent LP
3.375% due 07/15/51  300,000 203,310
American Tower Corp.
5.900% due 11/15/33  2,637,000 2,818,108
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 7,000 7,203
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 4,390,000 4,295,072
3.950% due 07/15/26 ~ 1,065,000 1,061,308
6.350% due 10/23/29 ~ 1,780,000 1,817,903
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 9,000 9,097
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,170,000 2,276,492
ARES Capital Corp.
2.150% due 07/15/26  2,835,000 2,799,231
5.800% due 03/08/32 † 2,035,000 2,056,300
Arthur J Gallagher & Co.
5.150% due 02/15/35  615,000 621,833
5.450% due 07/15/34  585,000 607,860
Athene Holding Ltd.
5.875% due 01/15/34 † 2,065,000 2,142,035
Aviation Capital Group LLC
4.800% due 10/24/30 ~ 405,000 405,370
6.375% due 07/15/30 ~ 3,120,000 3,336,075
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 1,820,000 1,764,147
4.700% due 01/30/31 ~ 1,045,000 1,038,543
5.375% due 05/30/30 ~ 1,090,000 1,120,326
Azorra Finance Ltd.
7.250% due 01/15/31 ~ 5,000 5,259
7.750% due 04/15/30 ~ 5,000 5,299
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 12,000 12,442
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand (Mexico)
5.621% due 12/10/29 ~ 760,000 791,540
Bank of America Corp.
3.419% due 12/20/28  1,967,000 1,942,891
5.288% due 04/25/34  1,890,000 1,946,430
5.518% due 10/25/35  2,295,000 2,351,683
6.204% due 11/10/28  740,000 769,152
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,960,000 2,108,589
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
5.250% due 09/10/29 ~ 865,000 887,187
BGC Group, Inc.
6.150% due 04/02/30  1,595,000 1,653,879

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Blue Owl Capital Corp.
2.625% due 01/15/27  $ 1,970,000 $ 1,926,128
5.950% due 03/15/29 † 1,025,000 1,034,713
Blue Owl Finance LLC
6.250% due 04/18/34  3,035,000 3,131,095
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 1,600,000 1,590,798
6.100% due 03/15/28 ~ † 1,375,000 1,384,359
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 880,000 879,180
4.625% due 03/13/27 ~ 555,000 557,361
Brighthouse Financial, Inc.
5.625% due 05/15/30 † 1,580,000 1,599,838
Brookfield Asset Management Ltd. (Canada)
5.795% due 04/24/35  630,000 660,536
Brown & Brown, Inc.
5.550% due 06/23/35  355,000 364,233
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 885,000 909,627
Capital One Financial Corp.
5.197% due 09/11/36  1,305,000 1,298,907
6.377% due 06/08/34  2,685,000 2,903,499
Citadel LP
6.000% due 01/23/30 ~ 810,000 846,575
6.375% due 01/23/32 ~ 615,000 653,073
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 1,375,000 1,460,316
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 790,000 796,907
Deutsche Bank AG (Germany)
3.729% due 01/14/32  200,000 189,113
7.079% due 02/10/34 † 1,580,000 1,736,600
EPR Properties
3.600% due 11/15/31  575,000 533,875
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ † 485,000 505,537
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 2,000 2,107
9.125% due 05/15/31 ~ 2,000 2,151
9.250% due 02/01/29 ~ 9,000 9,444
FS KKR Capital Corp.
3.400% due 01/15/26  2,265,000 2,264,166
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 9,000 9,156
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 532,312
6.750% due 10/01/37  1,612,000 1,800,785
Golub Capital Private Credit Fund
5.450% due 08/15/28 ~ 400,000 402,933
Hercules Capital, Inc.
6.000% due 06/16/30  1,255,000 1,271,603
Host Hotels & Resorts LP
5.500% due 04/15/35  1,981,000 2,006,234
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  580,000 573,113
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 252,973
7.200% due 11/28/33 ~ 1,320,000 1,508,228
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 698,074
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,290,000 1,230,618
5.250% due 07/15/30 ~ 7,000 6,921
a
Principal
Amount Value
7.000% due 02/15/29 ~ $ 7,000 $ 7,195
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,000 7,311
7.125% due 04/30/31 ~ 7,000 7,360
Jefferies Financial Group, Inc.
6.200% due 04/14/34 † 745,000 786,623
6.250% due 01/15/36  3,960,000 4,200,126
JPMorgan Chase & Co.
2.522% due 04/22/31  945,000 880,539
2.739% due 10/15/30  1,560,000 1,480,457
2.956% due 05/13/31  1,835,000 1,731,631
5.572% due 04/22/36  1,050,000 1,102,033
6.500% due 04/01/30 † 4,145,000 4,310,266
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 825,000 574,721
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.200% due 03/27/28 ~ 1,345,000 1,365,671
6.400% due 03/26/29 ~ 375,000 393,525
Main Street Capital Corp.
6.950% due 03/01/29 † 535,000 558,752
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35  1,184,000 1,199,849
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.309% due 07/20/32  1,290,000 1,151,171
Morgan Stanley
2.484% due 09/16/36  6,450,000 5,674,019
2.699% due 01/22/31  685,000 642,768
4.892% due 10/22/36  40,000 39,661
5.164% due 04/20/29  2,000,000 2,045,738
5.466% due 01/18/35  697,000 724,771
5.831% due 04/19/35  1,660,000 1,764,690
5.942% due 02/07/39 † 2,555,000 2,686,538
6.342% due 10/18/33  514,000 563,518
6.627% due 11/01/34  3,204,000 3,583,907
Morgan Stanley Private Bank NA
4.465% due 11/19/31  2,640,000 2,647,487
MSD Investment Corp.
6.125% due 02/05/31 ~ † 624,000 619,726
6.250% due 05/31/30 ~ 925,000 931,358
Navient Corp.
5.000% due 03/15/27  1,220,000 1,223,451
Norinchukin Bank (Japan)
5.094% due 10/16/29 ~ 515,000 525,221
5.359% due 09/09/35 ~ † 725,000 735,254
OneMain Finance Corp.
6.625% due 05/15/29  1,815,000 1,882,144
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 5,000 5,226
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 9,000 9,332
PNC Financial Services Group, Inc.
5.068% due 01/24/34  855,000 875,116
RLGH Finance Bermuda Ltd. (Japan)
6.750% due 07/02/35 ~ 1,285,000 1,365,483
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 413,000 427,147
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.875% due 03/01/31 ~ 3,845,000 3,654,056
4.000% due 10/15/33 ~ † 5,070,000 4,714,168
Ryan Specialty LLC
5.875% due 08/01/32 ~ 19,000 19,426

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Santander Holdings USA, Inc.
2.490% due 01/06/28 † $ 1,420,000 $ 1,396,148
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  1,920,000 2,002,837
Sixth Street Lending Partners
6.125% due 07/15/30 † 645,000 662,296
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30  355,000 359,383
Societe Generale SA (France)
5.439% due 10/03/36 ~ † 4,085,000 4,095,417
7.132% due 01/19/55 ~ 1,790,000 1,872,996
Standard Chartered PLC (United Kingdom)
3.603% due 01/12/33 ~ 200,000 185,002
6.296% due 07/06/34 ~ 1,940,000 2,097,959
Starwood Property Trust, Inc.
5.250% due 10/15/28 ~ 713,000 720,884
5.750% due 01/15/31 ~ 1,298,000 1,313,574
6.500% due 07/01/30 ~ 830,000 868,697
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,816,192
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.040% due 07/16/29  2,055,000 1,975,156
Synchrony Financial
5.450% due 03/06/31 † 1,095,000 1,123,187
5.935% due 08/02/30  609,000 634,977
7.250% due 02/02/33  7,000 7,526
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 762,681
4.751% due 05/12/28 ~ 370,000 373,085
5.699% due 02/08/35 ~ † 1,270,000 1,336,045
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,035,000 2,016,657
3.127% due 06/03/32 ~ 1,380,000 1,283,109
5.459% due 06/30/35 ~ 855,000 872,026
Wells Fargo & Co.
4.892% due 09/15/36 † 1,150,000 1,146,847
5.605% due 04/23/36  4,330,000 4,540,135
Willis North America, Inc.
5.150% due 03/15/36  345,000 345,164
185,128,700
Industrial - 3.4%
Amrize Finance U.S. LLC
5.400% due 04/07/35  1,110,000 1,145,291
Arcosa, Inc.
6.875% due 08/15/32 ~ 14,000 14,812
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 7,000 7,244
6.250% due 03/15/33 ~ 7,000 7,311
Boeing Co.
2.196% due 02/04/26  485,000 484,096
5.150% due 05/01/30  925,000 950,767
5.705% due 05/01/40  1,665,000 1,701,136
5.805% due 05/01/50  7,040,000 6,934,973
5.930% due 05/01/60  155,000 152,190
6.298% due 05/01/29  710,000 753,874
6.528% due 05/01/34  790,000 874,301
6.858% due 05/01/54  4,265,000 4,793,341
7.008% due 05/01/64  1,170,000 1,334,360
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ † 4,590,000 4,398,302
5.125% due 06/08/26 ~ 1,190,000 1,190,598
a
Principal
Amount Value
Clean Harbors, Inc.
5.750% due 10/15/33 ~ $ 3,000 $ 3,084
6.375% due 02/01/31 ~ 3,000 3,093
CRH America Finance, Inc.
5.000% due 02/09/36  2,400,000 2,409,216
Eagle Materials, Inc.
5.000% due 03/15/36  2,647,000 2,594,363
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  1,080,000 1,148,337
Empresa de los Ferrocarriles del Estado (Chile)
3.068% due 08/18/50 ~ 620,000 399,280
Entegris, Inc.
3.625% due 05/01/29 ~ 5,000 4,822
4.750% due 04/15/29 ~ 2,565,000 2,573,149
5.950% due 06/15/30 ~ 5,000 5,104
Esab Corp.
6.250% due 04/15/29 ~ 7,000 7,206
Flex Ltd.
5.250% due 01/15/32  270,000 275,330
GATX Corp.
6.050% due 03/15/34  565,000 602,510
6.050% due 06/05/54  480,000 488,742
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 322,000 316,871
6.750% due 01/15/31 ~ 297,000 311,976
Imola Merger Corp.
4.750% due 05/15/29 ~ 20,000 19,757
Jabil, Inc.
3.000% due 01/15/31  635,000 592,014
5.450% due 02/01/29  370,000 382,428
JH North America Holdings, Inc.
5.875% due 01/31/31 ~ 540,000 551,920
6.125% due 07/31/32 ~ 770,000 790,869
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,455,000 1,524,677
Mohawk Industries, Inc.
5.850% due 09/18/28  430,000 447,358
Owens Corning
7.000% due 12/01/36  2,620,000 2,974,658
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 14,000 14,581
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,415,000 1,328,764
4.375% due 02/15/30 ~ 5,000 4,905
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 1,740,000 1,749,137
6.000% due 11/25/29 ~ 655,000 680,545
TD SYNNEX Corp.
5.300% due 10/10/35  2,130,000 2,110,119
6.100% due 04/12/34  3,190,000 3,372,333
Textron, Inc.
4.950% due 03/15/36  970,000 963,352
TopBuild Corp.
5.625% due 01/31/34 ~ 10,000 10,121
TransDigm, Inc.
6.000% due 01/15/33 ~ 7,000 7,170
6.875% due 12/15/30 ~ 7,000 7,329
Trimble, Inc.
6.100% due 03/15/33  2,055,000 2,213,601
55,631,317
Technology - 2.4%
Atlassian Corp.
5.500% due 05/15/34  4,165,000 4,311,766

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Broadcom, Inc.
3.137% due 11/15/35 ~ $ 795,000 $ 684,925
3.187% due 11/15/36 ~ 7,960,000 6,753,814
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  1,230,000 1,146,302
5.550% due 08/22/34 † 1,740,000 1,774,506
Dell International LLC/EMC Corp.
5.100% due 02/15/36 † 1,610,000 1,590,753
Fair Isaac Corp.
6.000% due 05/15/33 ~ 424,000 436,861
Hewlett Packard Enterprise Co.
6.200% due 10/15/35 † 1,720,000 1,861,183
Leidos, Inc.
5.400% due 03/15/32  755,000 785,571
5.500% due 03/15/35  1,530,000 1,590,794
5.750% due 03/15/33  1,410,000 1,494,831
Micron Technology, Inc.
5.650% due 11/01/32  375,000 394,447
5.800% due 01/15/35  1,430,000 1,507,757
5.875% due 09/15/33  2,149,000 2,283,219
6.050% due 11/01/35  270,000 288,221
NetApp, Inc.
5.500% due 03/17/32  930,000 967,889
5.700% due 03/17/35  850,000 892,043
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 12,000 11,405
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 12,000 11,478
Oracle Corp.
3.950% due 03/25/51  64,000 42,150
4.100% due 03/25/61  1,755,000 1,132,056
4.800% due 09/26/32  2,245,000 2,167,986
5.200% due 09/26/35 † 4,090,000 3,920,019
5.950% due 09/26/55 † 1,493,000 1,323,779
6.000% due 08/03/55  127,000 112,098
Paychex, Inc.
5.600% due 04/15/35  685,000 717,768
Science Applications International Corp.
4.875% due 04/01/28 ~ 5,000 4,992
5.875% due 11/01/33 ~ 5,000 5,072
Seagate Data Storage Technology Pte. Ltd.
5.750% due 12/01/34 ~ 4,000 4,110
5.875% due 07/15/30 ~ 4,000 4,128
8.250% due 12/15/29 ~ 3,000 3,193
Synopsys, Inc.
5.700% due 04/01/55  1,405,000 1,395,240
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 9,000 9,329
39,629,685
Utilities - 0.9%
AES Corp.
3.950% due 07/15/30 ~ 180,000 175,942
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 291,687
Calpine Corp.
4.500% due 02/15/28 ~ 840,000 840,951
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,695,000 1,589,440
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 1,673,595 1,756,339
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 503,984
a
Principal
Amount Value
Entergy Corp.
2.800% due 06/15/30  $ 560,000 $ 525,234
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 435,477
NRG Energy, Inc.
5.750% due 01/15/34 ~ 1,320,000 1,334,117
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 315,432
3.250% due 06/01/31  1,290,000 1,202,392
4.300% due 03/15/45  1,835,000 1,462,637
Southern California Edison Co.
6.200% due 09/15/55  465,000 468,840
Southern Co.
5.700% due 03/15/34  1,335,000 1,406,235
Vistra Operations Co. LLC
5.250% due 10/15/35 ~ 420,000 418,879
5.700% due 12/30/34 ~ 475,000 490,619
VoltaGrid LLC
7.375% due 11/01/30 ~ 10,000 9,912
WEC Energy Group, Inc.
5.625% due 05/15/56 † 673,000 677,740
13,905,857
Total Corporate Bonds & Notes
    (Cost $546,503,300) 566,507,220
CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%
Communications - 0.1%
EchoStar Corp.
3.875% Cash or 3.875% PIK due 11/30/30  401,911 1,343,388
Total Convertible Corporate Bonds & Notes
    (Cost $425,976) 1,343,388
SENIOR LOAN NOTES - 2.6%
Basic Materials - 0.3%
Asplundh Tree Expert LLC Term B
5.466% (SOFR + 1.750%)
due 05/23/31 § 2,829,887 2,845,364
Novelis Holdings, Inc. Term B
5.422% (SOFR + 1.750%)
due 03/11/32 § 1,736,875 1,743,930
4,589,294
Communications - 0.0%
Ciena Corp. Term B
5.484% (SOFR + 1.750%)
due 10/24/30 § 481,778 484,100
Consumer, Cyclical - 1.1%
Allison Transmission, Inc. Term B
due 11/05/32 ∞ 1,260,000 1,267,875
Aramark Services, Inc.
Term B10
5.471% (SOFR + 1.750%)
due 06/22/30 § 1,932,843 1,945,526
Term B9
5.471% (SOFR + 1.750%)
due 04/06/28 § 220,000 221,237

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
DK Crown Holdings, Inc. Term B
5.425% (SOFR + 1.750%)
due 03/04/32 § $ 1,200,925 $ 1,203,027
First Brands Group LLC
5.238% (SOFR + 1.550%)
due 06/29/26 § 96,068 20,414
Term B
9.084% (SOFR + 5.262%)
due 03/30/27 § 215,000 1,344
9.113% (SOFR + 5.262%)
due 03/30/27 § 295,262 2,214
Flutter Financing BV Term B (Ireland)
5.422% (SOFR + 1.750%)
due 11/30/30 § 3,035,629 3,030,888
5.672% (SOFR + 2.000%)
due 06/04/32 § 467,650 467,650
Hilton Domestic Operating Co., Inc. Term B4
5.477% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,926,819
Resideo Funding, Inc. Term B
5.734% (SOFR + 2.000%)
due 02/11/28 § 579,295 581,468
5.839% (SOFR + 2.000%)
due 06/13/31 § 2,350,849 2,359,664
Wyndham Hotels & Resorts, Inc. Term B
5.466% (SOFR + 1.750%)
due 05/24/30 § 5,318,937 5,338,053
18,366,179
Consumer, Non-Cyclical - 0.6%
DaVita, Inc. Term B2
5.466% (SOFR + 1.750%)
due 05/09/31 § 2,114,428 2,125,379
Herc Holdings, Inc. Term B
5.424% (SOFR + 1.750%)
due 06/02/32 § 365,000 367,281
IQVIA, Inc. Term B5
5.422% (SOFR + 1.750%)
due 01/02/31 § 1,039,773 1,047,571
Trans Union LLC Term B8
5.466% (SOFR + 1.750%)
due 06/24/31 § 5,386,393 5,402,552
United Rentals North America, Inc. Term B
5.216% (SOFR + 1.500%)
due 02/14/31 § 343,253 345,470
9,288,253
Financial - 0.1%
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.950% (SOFR + 2.750%)
due 02/15/31 § ∞ 862,838 862,838
Citadel Securities Global Holdings LLC Term B
5.672% (SOFR + 2.000%)
due 10/31/31 § 424,244 426,895
1,289,733
Industrial - 0.1%
Clean Harbors, Inc. Term B
5.216% (SOFR + 1.500%)
due 10/08/32 § 1,360,000 1,372,920
a
Principal
Amount Value
Terex Corp.
5.466% (SOFR + 1.750%)
due 10/08/31 § $ 311,846 $ 313,966
1,686,886
Technology - 0.1%
Open Text Corp. Term B (Canada)
5.466% (SOFR + 1.750%)
due 01/31/30 § 2,118,535 2,122,628
Utilities - 0.3%
NRG Energy, Inc. Term B
5.593% (SOFR + 1.750%)
due 04/16/31 § 4,268,603 4,285,785
Total Senior Loan Notes
    (Cost $42,227,684) 42,112,858
MORTGAGE-BACKED SECURITIES - 15.4%
Collateralized Mortgage Obligations - Commercial - 2.7%
Bank
2.978% due 11/15/62  600,000 569,490
5.203% due 02/15/56  1,020,000 1,043,102
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 245,842
BFLD Commercial Mortgage Trust
5.250% (SOFR + 1.500%)
due 11/15/42 ~ § 580,000 582,522
5.550% (SOFR + 1.800%)
due 11/15/42 ~ § 265,000 266,311
BPR Commercial Mortgage Trust
4.947% due 11/05/42 ~ § 200,000 201,419
BX Commercial Mortgage Trust
5.410% due 11/13/46 ~ § 885,000 898,013
5.801% due 11/13/46 ~ § 115,000 117,154
BX Trust
5.193% (SOFR + 1.443%)
due 03/15/42 ~ § 4,300,000 4,300,620
5.242% (SOFR + 1.491%)
due 06/15/41 ~ § 710,000 710,621
5.450% (SOFR + 1.700%)
due 07/15/44 ~ § 3,050,000 3,059,789
5.507% (SOFR + 1.550%)
due 12/15/42 ~ § 370,000 371,078
5.750% (SOFR + 2.000%)
due 07/15/44 ~ § 470,000 471,642
5.757% (SOFR + 1.800%)
due 12/15/42 ~ § 100,000 100,317
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,461,451 1,446,669
3.102% due 12/15/72  1,870,000 1,780,698
CSMC Trust
3.304% due 09/15/37 ~ 183,088 168,507
3.953% due 09/15/37 ~ 5,800,000 5,339,998
4.373% due 09/15/37 ~ 1,700,000 1,353,116
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 440,000 441,282
5.350% (SOFR + 1.600%)
due 10/15/42 ~ § 180,000 180,580
5.600% (SOFR + 1.850%)
due 10/15/42 ~ § 120,000 120,417

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
0.124% due 07/25/33 ± § Ω $ 7,983,073 $ 90,050
0.230% due 06/25/32 § 22,428,048 335,860
0.254% due 05/25/33 ± § Ω 19,989,997 386,811
0.297% due 03/25/32 § 6,878,590 115,374
0.343% due 04/25/55 § 13,141,156 258,460
0.369% due 06/25/32 § 18,001,029 407,093
0.393% due 12/25/31 ± § Ω 14,809,768 242,535
0.469% due 02/25/36 ± § Ω 4,941,331 163,557
0.509% due 03/25/31 ± § Ω 16,739,682 358,536
0.559% due 12/25/27 ± § Ω 5,580,750 50,563
0.606% due 10/25/26 ± § Ω 14,492,955 47,996
0.715% due 12/25/30 ± § Ω 11,139,111 327,710
0.765% due 03/25/28 ± § Ω 5,976,970 50,716
0.872% due 06/25/29 ± § Ω 7,041,147 186,345
1.202% due 06/25/27 ± § Ω 1,334,204 11,488
1.259% due 07/25/26 ± § Ω 4,302,413 15,514
1.314% due 01/25/30 ± § Ω 3,247,409 148,581
Government National Mortgage Association (IO)
0.064% due 10/16/48 ± § Ω 3,831,069 6,738
0.346% due 01/16/53 ± § Ω 17,696,615 203,715
0.443% due 08/16/58 ± § Ω 1,157,229 20,349
0.485% due 04/16/57 ± § Ω 1,099,446 25,408
0.496% due 07/16/58 ± § Ω 645,672 14,957
0.520% due 12/16/59 ± § Ω 1,513,479 47,539
0.527% due 02/16/59 ± § Ω 1,656,604 48,834
0.565% due 01/16/63 ± § Ω 4,659,710 200,938
0.566% due 11/16/47 ± § Ω 6,521,101 130,692
0.570% due 02/16/62 ± § Ω 6,530,324 278,124
0.611% due 06/16/64 ± § Ω 5,910,357 306,954
0.640% due 02/16/61 ± § Ω 2,036,555 90,983
0.683% due 11/16/55 ± § Ω 5,073,845 134,157
0.798% due 01/16/61 § 11,518,893 685,597
0.826% due 05/16/63 ± § Ω 4,394,878 264,696
0.835% due 05/16/60 ± § Ω 1,606,742 87,308
0.877% due 10/16/62 ± § Ω 2,528,955 157,975
0.911% due 11/16/60 ± § Ω 5,316,241 350,486
1.422% due 10/16/60 § 28,841,762 2,782,613
GS Mortgage Securities Corp. Trust
3.550% due 03/05/33 ~ § 1,310,000 955,318
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,463,470
3.164% due 05/10/50  1,473,573 1,453,912
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,688,237
5.350% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,772,036
5.750% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 499,077
LEX Mortgage Trust
4.874% due 10/13/33 ~ § 500,000 503,324
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 277,221
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 1,639,000 1,571,041
42,988,075
Collateralized Mortgage Obligations - Residential - 3.6%
Arixa Mortgage Trust
5.735% due 08/25/30 ~ 940,000 946,220
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § 1,140,390 1,115,674
a
Principal
Amount Value
CAFL Issuer LLC
7.553% due 12/28/30 ~ § $ 3,070,000 $ 3,070,000
Cardinal Mortgage Trust
5.593% due 11/25/30 ~ § 720,000 722,146
CSMC Trust
1.101% due 05/25/66 ~ § 610,801 535,173
2.000% due 01/25/60 ~ 1,053,618 937,753
2.974% due 07/25/57 ~ § 475,000 412,491
Federal Home Loan Mortgage Corp. REMICS
(IO)
1.852% (5.836% - SOFR)
due 10/15/41 ± § Ω 154,557 14,316
1.902% (5.886% - SOFR)
due 05/15/44 ± § Ω 832,865 86,636
1.932% (5.916% - SOFR)
due 09/15/37 ± § Ω 409,090 29,811
1.952% (5.936% - SOFR)
due 08/15/39 ± § Ω 374,659 28,186
2.132% (6.116% - SOFR)
due 01/15/40 ± § Ω 77,540 6,564
2.152% (6.136% - SOFR)
due 09/15/42 ± § Ω 247,399 18,840
2.192% (6.176% - SOFR)
due 11/15/36 ± § Ω 130,532 9,941
3.000% due 12/15/31 ± Ω 56,297 1,267
3.500% due 06/15/27 ± Ω 58,446 397
Federal National Mortgage Association Interest
STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 128,447 1,438
3.500% due 11/25/41 ± Ω 464,630 67,069
4.000% due 11/25/41 ± Ω 761,449 132,501
4.500% due 11/25/39 ± Ω 99,663 16,329
5.000% due 01/25/38 - 01/25/39 ± Ω 254,794 43,714
5.000% due 01/25/39 ± § Ω 67,092 11,780
5.500% due 01/25/39 ± § Ω 63,276 12,085
6.000% due 01/25/38 - 07/25/38 ± Ω 256,670 48,765
Federal National Mortgage Association REMICS
(IO)
1.615% due 10/25/35 ± § Ω 99,048 9,078
1.709% due 03/25/36 ± § Ω 62,782 3,787
2.161% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,130,420 167,691
2.428% due 07/25/36 ± § Ω 118,360 9,982
2.491% (6.366% - SOFR)
due 04/25/40 ± § Ω 183,044 17,725
2.611% (6.486% - SOFR)
due 07/25/42 ± § Ω 59,162 7,684
2.661% (6.536% - SOFR)
due 03/25/42 ± § Ω 281,738 15,053
3.000% due 04/25/32 - 09/25/32 ± Ω 155,158 4,432
3.500% due 07/25/28 ± Ω 68,267 1,063
4.246% due 12/25/36 ± § Ω 489,782 52,457
4.500% due 09/25/48 ± Ω 1,419,057 170,061
5.500% due 06/25/44 ± Ω 272,987 16,681
GITSIT Mortgage Loan Trust
5.425% due 12/25/55 ~ § 1,405,000 1,408,459
Government National Mortgage Association
REMICS
2.251% (5.986% - SOFR)
due 08/16/42 ± § Ω 296,987 29,942
2.301% (6.036% - SOFR)
due 06/16/43 ± § Ω 189,964 6,043
2.351% (6.086% - SOFR)
due 10/16/42 ± § Ω 400,131 38,089

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
2.632% (6.366% - SOFR)
due 04/20/40 ± § Ω $ 43,275 $ 4,942
2.702% (6.436% - SOFR)
due 06/20/40 ± § Ω 801,448 74,444
2.751% (6.486% - SOFR)
due 04/16/42 ± § Ω 836,188 101,206
3.500% due 05/20/43 - 07/20/50 ± Ω 6,553,710 1,230,705
4.000% due 04/16/45 - 01/16/46 ± Ω 1,021,143 174,319
4.000% due 02/16/50 7,227,871 1,351,116
4.414% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 467,550 466,400
4.500% due 09/16/45 - 06/20/52 17,813,150 3,282,594
4.614% (SOFR + 0.614%)
due 03/20/61 ± § Ω 126,842 125,598
5.000% due 05/16/43 ± Ω 2,865,727 268,442
5.000% due 10/20/44 2,179,999 456,715
5.101% (SOFR + 1.114%)
due 05/20/60 ± § Ω 27,124 27,200
Legacy Mortgage Asset Trust
5.750% due 04/25/61 ~ § 1,390,523 1,392,042
6.250% due 07/25/67 ~ § 2,603,617 2,607,661
MFA Trust
6.330% due 09/25/54 § 998,230 1,000,376
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 572,430
2.500% due 11/25/60 ~ § 700,000 622,034
3.750% due 05/25/58 ~ § 202,434 200,140
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 2,677,973 2,558,849
6.664% due 03/25/39 ~ § 1,655,000 1,663,909
NLT Trust
3.200% due 10/25/62 ~ § 1,120,896 1,034,755
NYMT Loan Trust
3.750% due 02/25/68 ~ § 1,966,854 1,839,308
5.268% due 09/25/39 ~ § 770,000 772,373
6.381% due 02/25/30 ~ § 117,391 117,792
6.509% due 05/25/39 ~ § 1,670,000 1,686,263
PRET LLC
5.732% due 08/25/55 ~ § 1,563,237 1,568,000
5.744% due 06/25/55 ~ § 577,717 580,391
5.925% due 10/25/54 ~ § 707,930 708,896
6.708% due 04/25/55 ~ § 679,902 684,478
PRET Trust
4.150% due 01/25/70 ~ § 1,658,473 1,632,734
PRKCM Trust
2.071% due 11/25/56 ~ § 784,790 704,539
PRPM LLC
3.750% due 03/25/54 ~ § 814,325 802,998
4.200% due 12/25/64 ~ § 1,931,238 1,912,269
4.500% due 02/25/55 ~ § 532,326 530,406
4.839% due 10/25/55 ~ § 425,968 426,560
5.385% due 10/25/30 ~ § 1,226,360 1,229,079
5.870% due 11/25/29 ~ § 573,169 573,895
6.469% due 05/25/30 ~ § 202,957 203,488
RCO IX Mortgage LLC
5.310% due 10/25/30 ~ § 1,719,171 1,721,110
6.513% due 04/25/30 ~ § 1,823,679 1,830,885
RCO VIII Mortgage LLC
6.434% due 05/25/30 ~ § 155,903 156,362
RCO X Mortgage LLC
5.875% due 01/25/30 ~ § 1,853,995 1,859,293
Roc Mortgage Trust
5.589% due 10/25/39 ~ § 1,810,000 1,829,037
a
Principal
Amount Value
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § $ 1,090,000 $ 1,094,986
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 406,127 392,288
3.750% due 12/25/58 ~ § 505,000 464,570
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,040,406
VCAT LLC
5.877% due 01/25/55 ~ § 446,550 448,462
5.889% due 02/25/55 ~ § 1,288,325 1,292,282
Verus Securitization Trust
1.013% due 09/25/66 ~ § 642,084 561,429
59,107,779
Federal Home Loan Mortgage Corp. - 2.7%
2.000% due 12/01/51  19,522,508 15,839,014
2.500% due 11/01/50 - 10/01/51 4,305,932 3,720,998
3.000% due 04/01/52 - 05/01/52 3,188,741 2,858,560
4.000% due 04/01/52 - 02/01/53 2,735,646 2,637,862
4.500% due 03/01/47 - 11/01/52 3,070,312 3,026,060
5.000% due 03/01/38 - 12/01/55 10,843,557 10,893,731
5.500% due 04/01/53 - 06/01/53 3,054,765 3,120,551
6.000% due 11/01/39  904,267 957,715
6.500% due 01/01/53  233,212 244,476
7.000% due 03/01/39  69,614 73,765
43,372,732
Federal National Mortgage Association - 6.1%
1.500% due 03/01/51  1,246,466 965,815
2.000% due 02/01/52  9,275,342 7,526,257
2.500% due 11/01/50 - 06/01/62 36,589,501 30,833,652
3.000% due 10/01/50 - 09/01/53 17,514,451 15,641,590
3.500% due 03/01/52 - 06/01/52 1,145,726 1,065,419
3.500% due 09/01/52  18,446,476 17,105,674
4.000% due 03/01/50 - 04/01/52 2,591,179 2,480,150
4.420% due 04/01/33  194,798 195,313
4.500% due 10/01/44 - 03/01/53 5,510,951 5,499,490
4.680% due 07/01/33  99,541 101,061
5.000% due 05/01/41 - 03/01/53 4,229,022 4,299,740
5.500% due 05/01/53 - 09/01/53 7,048,001 7,187,841
6.000% due 07/01/41 - 05/01/53 4,407,844 4,557,348
6.500% due 05/01/40 - 02/01/53 1,357,747 1,431,505
7.000% due 02/01/39  270,488 288,160
99,179,015
Government National Mortgage Association - 0.1%
4.500% due 03/20/41  896,893 903,631
5.000% due 10/20/47  227,913 232,399
6.000% due 09/20/38  413,254 441,642
1,577,672
Uniform Mortgage-Backed Securities - 0.2%
due 01/01/55 # 50,000 49,871
due 01/01/56 # 3,400,000 3,225,440
3,275,311
Total Mortgage-Backed Securities
    (Cost $257,901,187) 249,500,584

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 16.4%
Automobile Other - 2.5%
American Credit Acceptance Receivables Trust
4.900% due 03/12/29 ~ $ 975,000 $ 979,236
5.540% due 08/12/31 ~ 500,000 508,210
6.040% due 07/12/30 ~ 500,000 510,252
7.650% due 09/12/30 ~ 3,460,000 3,571,793
8.000% due 02/15/29 ~ 53,858 54,311
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 711,235
Avis Budget Rental Car Funding AESOP LLC
6.110% due 12/20/30 ~ 675,000 696,938
6.480% due 06/20/30 ~ 2,080,000 2,168,367
7.260% due 10/20/27 ~ 260,000 262,228
7.320% due 02/20/28 ~ 255,000 258,584
7.340% due 02/20/30 ~ 100,000 106,055
7.350% due 04/20/28 ~ 320,000 325,303
Bridgecrest Lending Auto Securitization Trust
6.070% due 02/15/30  1,000,000 1,018,580
6.300% due 02/15/30  1,100,000 1,130,700
7.840% due 08/15/29  2,265,000 2,370,632
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,756,498
6.420% due 10/15/30  45,000 46,390
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 598,658
5.800% due 05/10/30 ~ 710,000 724,052
6.300% due 05/10/30 ~ 300,000 306,192
6.440% due 09/10/30 ~ 400,000 410,286
6.590% due 02/11/30 ~ 1,495,000 1,532,039
Credit Acceptance Auto Loan Trust
5.380% due 03/17/36 ~ 400,000 406,683
5.390% due 01/16/35 ~ 510,000 515,863
6.700% due 10/16/34 ~ 680,000 704,468
6.710% due 07/17/34 ~ 390,000 399,460
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 703,708
5.980% due 09/16/30  300,000 306,825
First Investors Auto Owner Trust
5.220% due 12/15/33 ~ 200,000 201,185
GLS Auto Receivables Issuer Trust
6.190% due 02/15/30 ~ 160,000 164,132
6.440% due 05/15/29 ~ 2,697,000 2,764,930
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 101,160
5.920% due 08/15/30 ~ 400,000 413,058
6.340% due 08/15/31 ~ 600,000 620,176
6.430% due 01/15/31 ~ 1,390,000 1,438,352
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 101,355
5.330% due 02/15/29 ~ 1,040,000 1,055,054
5.640% due 06/15/29 ~ 1,040,000 1,062,307
6.150% due 06/16/31 ~ 600,000 618,775
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 777,865
Red Oak Funding Master Trust
5.984% (SOFR + 2.000%)
due 12/20/30 ~ § 630,000 632,060
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  1,493,356 1,495,787
5.970% due 10/15/31  2,310,000 2,380,343
6.280% due 08/15/31  100,000 103,274
a
Principal
Amount Value
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ $ 100,000 $ 102,390
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 186,725 188,439
VStrong Auto Receivables Trust
7.290% due 07/15/30 ~ 100,000 105,237
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,281,227
5.910% due 04/15/30 ~ 500,000 510,898
41,201,550
Automobile Sequential - 0.5%
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/28 ~ 2,560,000 2,601,241
5.900% due 08/21/28 ~ 2,000,000 2,049,409
Carvana Auto Receivables Trust
6.420% due 01/10/28 ~ 84,261 84,303
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 193,338
4.970% due 09/22/31 ~ 215,000 220,663
FHF Issuer Trust
5.750% due 05/15/30 ~ 1,555,000 1,557,546
Octane Receivables Trust
5.680% due 05/20/30 ~ 595,168 599,709
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 844,913 848,598
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 124,824 124,897
8,279,704
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,173,410
6.200% due 08/15/29 ~ 715,000 719,611
1,893,021
Credit Card Other - 0.1%
Avant Credit Card Master Trust
4.890% due 04/15/31 ~ 815,000 815,773
Home Equity Sequential - 0.1%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 1,352,742 1,356,103
Other Asset-Backed Securities - 13.1%
37 Capital CLO 3 Ltd. (Cayman)
5.405% (SOFR + 1.500%)
due 07/15/38 ~ § 1,740,000 1,745,194
37 Capital CLO 4 Ltd.
6.655% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,503,811
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,640,781
6.890% due 02/15/29 ~ 110,000 110,238
AGL CLO 42 Ltd. (Cayman)
5.569% (SOFR + 1.300%)
due 07/22/38 ~ § 890,000 892,901
ALTDE Trust
5.900% due 08/15/50 ~ 1,120,635 1,147,590
Anchorage Capital CLO 19 Ltd. (Cayman)
5.655% (SOFR + 1.750%)
due 10/15/38 ~ § 1,940,000 1,954,629
Anchorage Capital CLO 28 Ltd. (Cayman)
6.134% (SOFR + 2.250%)
due 04/20/37 ~ § 565,000 567,720

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Anchorage Capital CLO 30 Ltd. (Cayman)
5.634% (SOFR + 1.750%)
due 01/20/37 ~ § $ 2,825,000 $ 2,830,934
Anchorage Capital CLO 6 Ltd. (Cayman)
5.640% (SOFR + 1.370%)
due 07/22/38 ~ § 925,000 928,870
APL Finance DAC (Ireland)
4.810% due 03/20/36 ~ 873,935 877,840
Applebee's Funding LLC/IHOP Funding LLC
6.720% due 06/07/55 ~ 2,985,000 3,010,352
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,340,669 1,354,911
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 70,639 72,638
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 509,195 511,788
Bain Capital CLO Ltd. (Jersey)
5.894% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,696,579
Bain Capital Credit CLO Ltd. (Jersey)
5.274% (SOFR + 1.380%)
due 10/16/37 ~ § 1,110,000 1,113,583
Ballyrock CLO 28 Ltd. (Cayman)
5.204% (SOFR + 1.320%)
due 01/20/38 ~ § 1,140,000 1,142,706
BCC Middle Market CLO LLC
5.725% (SOFR + 1.620%)
due 07/17/37 ~ § 2,115,000 2,115,648
Benefit Street Partners CLO 43 Ltd. (Cayman)
5.187% (SOFR + 1.270%)
due 10/20/38 ~ § 250,000 250,175
BHG Securitization Trust
3.080% due 02/20/35 ~ 260,000 256,553
5.810% due 04/17/35 ~ 327,081 334,701
6.490% due 04/17/35 ~ 721,103 742,729
Birch Grove CLO 13 Ltd. (Cayman)
5.467% (SOFR + 1.310%)
due 10/23/38 ~ § 940,000 941,004
Birch Grove CLO 6 Ltd. (Jersey)
5.751% (SOFR + 1.380%)
due 07/20/37 ~ § 2,675,000 2,679,431
Birch Grove CLO 7 Ltd. (Jersey)
5.144% (SOFR + 1.260%)
due 10/20/38 ~ § 750,000 750,737
Blackrock MT Lassen CLO XV LLC
5.968% (SOFR + 1.650%)
due 07/15/37 ~ § 1,070,000 1,073,487
Bluepeak ABS Issuer LLC
5.858% due 12/20/55 ~ 1,420,000 1,429,382
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,490,750 1,504,856
Canyon CLO Ltd. (Cayman)
5.866% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 251,086
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.613% (SOFR + 1.762%)
due 05/15/31 ~ § 735,573 738,244
CarVal CLO II Ltd. (Cayman)
6.584% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,816,714
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 2,037,537 1,997,350
a
Principal
Amount Value
Cerberus Loan Funding XLVII LLC
5.655% (SOFR + 1.750%)
due 07/15/36 ~ § $ 2,685,000 $ 2,687,933
CIFC Funding Ltd. (Cayman)
5.205% (SOFR + 1.300%)
due 07/15/38 ~ § 625,000 627,312
5.220% (SOFR + 1.360%)
due 07/23/37 ~ § 255,000 255,803
5.371% (SOFR + 1.280%)
due 10/19/38 ~ § 645,000 647,129
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,350,285 1,258,628
CLIF Holdings LLC
6.720% due 12/20/50 ~ 1,855,000 1,856,113
College Avenue Student Loans LLC
6.080% due 08/25/54 ~ 235,000 241,788
Compass Datacenters Issuer III LLC
5.286% due 07/25/50 ~ 985,000 992,396
5.656% due 02/25/50 ~ 915,000 926,307
5.852% due 02/25/50 ~ 235,000 237,598
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 1,936,908 1,973,105
Crown City CLO I (Cayman)
5.533% (SOFR + 1.370%)
due 07/20/38 ~ § 1,080,000 1,084,653
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ 475,000 456,747
DataBank Issuer II LLC
5.180% due 09/27/55 ~ 1,520,000 1,500,168
Diameter Capital CLO 10 Ltd. (Cayman)
5.194% (SOFR + 1.310%)
due 04/20/38 ~ § 315,000 315,824
Dryden 53 CLO Ltd. (Cayman)
5.205% (SOFR + 1.300%)
due 01/15/31 ~ § 1,000,000 1,000,202
EDI ABS Issuer 1 LLC
4.450% due 07/25/55 ~ 1,260,000 1,222,878
EverBright Solar Trust
6.430% due 06/22/54 ~ 739,047 707,871
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,013,250 1,002,240
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,253,183
2.189% due 08/17/38 ~ 4,049,000 3,980,215
FOCUS Brands Funding
8.241% due 10/30/53 ~ 490,000 520,343
Foundation Finance Trust
1.270% due 05/15/41 ~ 824,178 787,001
4.950% due 04/15/50 ~ 178,434 180,742
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,841,566
6.600% due 08/20/53 ~ 2,895,000 2,922,422
Garnet CLO 2 Ltd. (Cayman)
5.431% (SOFR + 1.350%)
due 10/20/38 ~ § 1,365,000 1,368,138
6.081% (SOFR + 2.000%)
due 10/20/38 ~ § 1,990,000 1,994,240
Garnet CLO 3 Ltd. (Cayman)
5.190% (SOFR + 1.270%)
due 10/20/38 ~ § 1,540,000 1,540,977
GGAM Master Trust International Ltd. (Cayman)
5.923% due 09/30/60 ~ 1,450,000 1,462,544
Global SC Finance X Ltd. (Bermuda)
6.169% due 09/20/45 ~ 1,440,543 1,444,372

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Golub Capital CLO 82 B Ltd. (Cayman)
5.225% (SOFR + 1.260%)
due 10/15/38 ~ § $ 805,000 $ 805,728
Golub Capital Partners CLO 72 B Ltd. (Jersey)
5.958% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,811,995
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 179,347 182,162
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 283,928 291,162
6.360% due 06/25/59 ~ 264,651 271,220
Hardee's Funding LLC
7.253% due 03/20/54 ~ 176,850 183,112
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 204,097 207,539
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 95,944 95,122
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 2,957,813 2,993,852
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 156,911
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 4,227,250 4,094,839
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 910,615
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 84,053 84,168
Lunar Structured Aircraft Portfolio Notes
2.636% due 10/15/46 ~ 327,441 312,754
Magnetite XLVIII Ltd. (Cayman)
5.571% (SOFR + 1.280%)
due 10/15/38 ~ § 1,380,000 1,381,829
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ 475,000 484,152
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 102,744
MetroNet Infrastructure Issuer LLC
5.400% due 08/20/55 ~ 1,635,000 1,660,345
MidOcean Credit CLO XXI (Cayman)
5.122% (SOFR + 1.260%)
due 10/20/38 ~ § 1,250,000 1,252,792
Milos CLO Ltd. (Cayman)
5.696% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,058,338
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,620,593 2,548,361
5.600% due 04/22/52 ~ 3,679,864 3,601,541
MVW LLC
4.430% due 03/20/42 ~ 629,804 631,840
6.200% due 02/20/43 ~ 238,918 245,039
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 778,851 714,876
1.690% due 05/15/69 ~ 1,974,022 1,886,993
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 643,326
New Economy Assets - Phase 1 Sponsor LLC
1.910% due 10/20/61 ~ 320,000 268,084
Northwoods Capital 20 Ltd. (Cayman)
5.198% (SOFR + 1.340%)
due 10/25/38 ~ § 655,000 656,669
OCP CLO Ltd. (Cayman)
5.200% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,620,442
a
Principal
Amount Value
5.254% (SOFR + 1.370%)
due 07/20/37 ~ § $ 1,025,000 $ 1,028,224
5.584% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,143,282
OHA Credit Funding 10-R Ltd. (Cayman)
5.539% (SOFR + 1.260%)
due 07/18/37 ~ § 1,560,000 1,563,395
OHA Credit Funding 17 Ltd. (Bermuda)
5.784% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,282,011
OHA Loan Funding Ltd. (Cayman)
5.134% (SOFR + 1.250%)
due 10/19/38 ~ § 2,600,000 2,606,472
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 542,766
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,170,299
4.050% due 10/14/36 ~ 2,735,000 2,639,159
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 692,039 702,829
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 534,989 539,025
OWN Equipment Fund III LLC
5.420% due 03/27/34 ~ 1,250,000 1,258,215
Palmer Square BDC CLO 1 Ltd. (Cayman)
5.505% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,352,910
6.055% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,931,443
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 432,353 442,387
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 268,616 269,552
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,415,340 5,195,339
4.008% due 12/05/51 ~ 192,500 182,988
5.274% due 12/06/55 ~ 580,000 583,856
Polen Capital CLO Ltd. (Cayman)
5.834% (SOFR + 1.950%)
due 03/06/38 ~ § 1,270,000 1,277,256
7.034% (SOFR + 3.150%)
due 03/06/38 ~ § 1,375,000 1,382,343
Post CLO Ltd. (Cayman)
7.084% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 500,757
Post CLO VI Ltd. (Cayman)
5.684% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,826,551
5.984% (SOFR + 2.100%)
due 01/20/38 ~ § 945,000 948,590
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,074,889
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 217,091
2.688% due 05/17/26 ~ 455,000 451,056
4.896% due 06/17/39 ~ 275,000 275,500
5.192% due 06/17/39 ~ 490,000 489,892
QTS Issuer ABS II LLC
5.778% due 10/05/55 ~ 545,000 529,931
Rad CLO 26 Ltd. (Cayman)
5.254% (SOFR + 1.370%)
due 10/20/37 ~ § 1,535,000 1,539,998

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Rad CLO 27 Ltd. (Cayman)
5.225% (SOFR + 1.320%)
due 01/15/38 ~ § $ 1,070,000 $ 1,072,677
Regatta 35 Funding Ltd. (Cayman)
5.575% (SOFR + 1.290%)
due 10/15/38 ~ § 1,205,000 1,206,860
Regional Management Issuance Trust
5.740% due 12/15/33 ~ 140,000 141,506
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 1,860,826 1,854,213
5.910% due 08/20/32 ~ 885,000 894,314
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,329,593
Rockford Tower CLO Ltd. (Cayman)
6.796% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 973,252
7.151% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,941,923
Rockford Tower Ltd. (Cayman)
5.734% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,096,140
RR 28 Ltd. (Cayman)
5.455% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,014,911
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 377,395
SEB Funding LLC
4.969% due 01/30/52 ~ 399,000 398,727
7.386% due 04/30/54 ~ 1,400,000 1,433,543
SF ABS Issuer LLC
5.377% due 11/25/55 ~ 2,180,000 2,137,522
Shentel Issuer LLC
5.640% due 12/20/55 ~ 1,125,000 1,137,950
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 734,877 744,223
7.120% due 09/20/40 ~ 31,292 32,425
Silver Point CLO 12 Ltd. (Cayman)
5.288% (SOFR + 1.310%)
due 10/15/38 ~ § 1,380,000 1,384,140
Slam Ltd.
5.807% due 05/15/50 ~ 303,979 312,253
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 226,268 214,461
1.340% due 03/17/53 ~ 1,409,300 1,335,357
1.390% due 01/15/53 ~ 798,277 736,357
1.590% due 01/15/53 ~ 155,034 143,895
3.960% due 07/15/42 ~ 1,155,000 1,140,545
4.000% due 07/15/42 ~ 120,000 118,105
Stonepeak ABS
2.301% due 02/28/33 ~ 2,683,772 2,621,206
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 493,925 500,058
6.270% due 07/15/44 ~ 102,130 106,269
Subway Funding LLC
5.246% due 07/30/54 ~ 792,000 790,602
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 168,094 157,329
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,191,152 1,933,318
Sunrun Atlas Issuer LLC
3.610% due 02/01/55 ~ 1,081,317 1,043,480
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 158,163 144,421
a
Principal
Amount Value
Symetra CLO Ltd. (Cayman)
7.134% (SOFR + 3.250%)
due 04/20/38 ~ § $ 1,070,000 $ 1,075,701
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 331,813 312,722
2.100% due 09/20/45 ~ 1,100,558 1,046,120
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,000,875 1,976,207
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 485,057 489,490
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 369,219 373,312
TMCL VII Holdings Ltd. (Bermuda)
6.430% due 07/23/50 ~ 1,351,749 1,359,901
TPG CLO Ltd. (Cayman)
5.518% (SOFR + 1.370%)
due 07/15/37 ~ § 1,395,000 1,399,179
Trafigura Securitisation Finance PLC (Ireland)
5.126% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,599,993
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,722,209
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 1,728,580 1,763,265
Wave LLC
3.597% due 09/15/44 ~ 597,090 586,796
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 344,203 354,030
Wingstop Funding LLC
5.858% due 12/05/54 ~ 750,000 772,108
Zayo Issuer LLC
5.953% due 06/20/55 ~ 2,020,000 2,074,865
212,757,024
Total Asset-Backed Securities
    (Cost $261,890,512) 266,303,175
U.S. TREASURY OBLIGATIONS - 21.3%
U.S. Treasury Bonds - 11.4%
2.000% due 11/15/41  14,830,000 10,355,511
3.000% due 11/15/44  7,020,000 5,431,177
3.250% due 05/15/42  6,725,000 5,610,646
3.625% due 08/15/43  510,000 440,393
3.625% due 02/15/53  535,000 433,308
3.625% due 05/15/53  20,330,000 16,452,608
3.875% due 05/15/43  2,175,000 1,951,808
4.000% due 11/15/52  6,485,000 5,626,624
4.125% due 08/15/53  33,586,000 29,741,977
4.250% due 02/15/54  4,900,000 4,431,437
4.375% due 08/15/43  25,330,000 24,203,013
4.500% due 02/15/44  5,225,000 5,056,616
4.500% due 11/15/54  10,028,000 9,461,575
4.625% due 11/15/45  16,450,000 16,077,305
4.625% due 11/15/55  3,805,000 3,666,474
4.750% due 02/15/45  656,000 652,874
4.750% due 08/15/55  532,000 523,189
4.875% due 08/15/45  16,500,000 16,665,000
5.000% due 05/15/45 ‡ 27,418,000 28,154,859
184,936,394
U.S. Treasury Notes - 9.9%
3.375% due 11/30/27  8,131,000 8,115,913
3.500% due 11/30/30  9,544,000 9,449,306

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.625% due 08/31/27  $ 21,185,000 $ 21,233,825
3.625% due 09/30/30  13,298,000 13,248,652
3.625% due 12/31/30  10,800,000 10,748,953
3.750% due 06/30/27  1,305,000 1,310,200
3.750% due 10/31/32  5,146,000 5,089,716
3.750% due 11/30/32  1,751,000 1,731,028
3.875% due 08/31/32  910,000 907,778
3.875% due 12/31/32  4,207,000 4,188,923
3.875% due 08/15/33  21,591,400 21,416,813
4.000% due 04/30/32  12,220,000 12,301,626
4.000% due 06/30/32  2,950,000 2,967,458
4.000% due 07/31/32  8,790,000 8,837,555
4.000% due 11/15/35  4,143,000 4,083,768
4.125% due 03/31/32  15,630,000 15,847,049
4.125% due 05/31/32  12,410,000 12,575,063
4.250% due 08/15/35  5,277,000 5,315,753
4.375% due 01/31/32  1,250,000 1,284,985
160,654,364
Total U.S. Treasury Obligations
    (Cost $350,920,468) 345,590,758
FOREIGN GOVERNMENT BONDS & NOTES - 5.9%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/31
BRL 13,359,000
2,142,388
10.000% due 01/01/33
51,582,000
7,933,289
Chile Government (Chile)
3.100% due 01/22/61
$ 1,980,000
1,231,560
3.250% due 09/21/71
2,745,000
1,704,508
4.340% due 03/07/42
800,000
713,520
5.650% due 01/13/37
2,485,000
2,630,621
Colombia Government (Colombia)
8.000% due 11/14/35
355,000
379,140
Egypt Government (Egypt)
5.800% due 09/30/27 ~
1,769,000
1,794,659
Hungary Government (Hungary)
2.750% due 12/22/26
HUF 565,770,000
1,679,752
9.500% due 10/21/26
471,770,000
1,479,335
Kuwait International (Kuwait)
4.136% due 10/09/30 ~
$ 2,143,000
2,147,244
4.652% due 10/09/35 ~
2,227,000
2,229,574
Kyrgyz Republic (Kyrgyzstan)
7.750% due 06/03/30 ~
1,405,000
1,453,169
Mexican Bonos (Mexico)
8.500% due 05/31/29
MXN 77,365,900
4,334,655
8.500% due 11/18/38
103,300,000
5,384,258
Mexico Government (Mexico)
5.375% due 03/22/33
$ 1,470,000
1,461,915
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~
834,000
848,743
Pakistan Government (Pakistan)
6.000% due 04/08/26 ~
1,566,000
1,564,278
6.875% due 12/05/27 ~
856,000
864,333
Republic of Poland Government (Poland)
5.375% due 02/12/35
1,053,000
1,094,118
5.500% due 03/18/54
3,611,000
3,466,316
Republic of South Africa Government (South
Africa)
7.100% due 11/19/36 ~
780,000
838,559
7.300% due 04/20/52
1,825,000
1,847,119
9.000% due 01/31/40
ZAR 162,400,000
9,833,310
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~
$ 445,000
413,916
a
Principal
Amount Value
3.900% due 10/19/31 ~
$ 1,650,000
$ 1,529,184
5.100% due 02/25/29 ~
EUR 270,000
328,769
5.375% due 05/29/27 ~
2,200,000
2,648,495
6.900% due 02/28/32 ~
$ 3,720,000
4,011,363
6.947% due 05/25/32 ~
430,000
465,430
Romania Government (Romania)
6.375% due 01/30/34 ~
2,352,000
2,451,796
6.625% due 05/16/36 ~
2,534,000
2,645,775
7.125% due 01/17/33 ~
460,000
500,025
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~
1,095,000
1,162,445
Turkiye Government (Turkey)
6.950% due 09/16/35
1,760,000
1,815,570
36.000% due 08/12/26
TRY 124,878,000
2,933,469
37.000% due 02/18/26
146,005,000
3,412,012
Uruguay Government (Uruguay)
8.000% due 10/29/35
UYU 33,311,000
881,144
8.250% due 05/21/31
116,793,472
3,087,594
8.500% due 03/15/28 ~
54,040,000
1,414,078
9.750% due 07/20/33
238,922,000
6,870,040
Total Foreign Government Bonds & Notes
    (Cost $93,080,198) 95,627,468
SHORT-TERM INVESTMENTS - 1.7%
U.S. Government Agency Issues - 1.5%
Federal Home Loan Bank Discount Notes
3.614% due 01/08/26  $ 1,295,000 1,293,993
3.614% due 01/12/26  9,491,000 9,479,927
3.615% due 01/13/26  6,062,000 6,054,338
3.615% due 01/15/26  7,547,000 7,535,994
24,364,252
U.S. Treasury Bills - 0.2%
3.577% due 02/26/26 ‡ 2,960,000 2,943,799
Total Short-Term Investments
(Cost $27,312,089) 27,308,051
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $1,580,881,241) 1,595,120,150
Shares
SECURITIES LENDING COLLATERAL - 3.9%
Mutual Funds - 0.8%
The Morgan Stanley Institutional Liquidity Funds
3.640% 13,542,161 13,542,161
Principal
Amount
Repurchase Agreements - 3.1%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$28,067,508; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$28,628,859) $ 28,061,428 28,061,428

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $7,536,518 or 0.5% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, investments with a total aggregate value of
$7,139,603 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of December 31, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$23,122,561; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$23,632,430) $ 23,088,980 $ 23,088,980
51,150,408
Total Securities Lending Collateral
(Cost $64,692,569) 64,692,569
a
TOTAL INVESTMENTS - 102.4%
(Cost $1,645,573,810) 1,659,812,719
DERIVATIVES - (0.0%) (281,155)
OTHER ASSETS & LIABILITIES, NET - (2.4%) (38,220,116)
NET ASSETS - 100.0% $ 1,621,311,448
Corporate Bonds & Notes 35 .0%
U.S. Treasury Obligations 21 .3%
Asset-Backed Securities 16 .4%
Mortgage-Backed Securities 15 .4%
Foreign Government Bonds & Notes 5 .9%
Securities Lending Collateral 3 .9%
Others (each less than 3.0%) 4 .5%
102 .4%
Derivatives ( 0 .0% )
Other Assets and Liabilities, Net ( 2 .4% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/26 420 $ 87,724,546 $ 87,691,406 ( $ 33,140 )
CBOT 5 Year U.S. Treasury Notes 03/26 1,986 217,601,925 217,079,110 (522,815)
CBOT U.S. Long Bond 03/26 90 10,558,301 10,403,438 (154,863)
( $ 710,818 )
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 03/26 4 450,118 449,750 368
CBOT Ultra 10 Year U.S. Treasury Notes 03/26 185 21,464,555 21,277,891 186,664
CBOT Ultra U.S. Treasury Bond 03/26 85 10,272,631 10,030,000 242,631
$ 429,663
Total Futures Contracts ( $ 281,155 )

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 826,648 $ 826,648 $ – $ –
Corporate Bonds & Notes 566,507,220 – 566,507,220 –
Convertible Corporate Bonds & Notes 1,343,388 – 1,343,388 –
Senior Loan Notes 42,112,858 – 42,112,858 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 42,988,075 – 38,537,820 4,450,255
Collateralized Mortgage Obligations - Residential 59,107,779 – 56,021,516 3,086,263
Federal Home Loan Mortgage Corp. 43,372,732 – 43,372,732 –
Federal National Mortgage Association 99,179,015 – 99,179,015 –
Government National Mortgage Association 1,577,672 – 1,577,672 –
Uniform Mortgage-Backed Securities 3,275,311 – 3,275,311 –
Total Mortgage-Backed Securities 249,500,584 – 241,964,066 7,536,518
Asset-Backed Securities 266,303,175 – 266,303,175 –
U.S. Treasury Obligations 345,590,758 – 345,590,758 –
Foreign Government Bonds & Notes 95,627,468 – 95,627,468 –
Short-Term Investments 27,308,051 – 27,308,051 –
Securities Lending Collateral 64,692,569 13,542,161 51,150,408 –
Derivatives:
Interest Rate Contracts
Futures 429,663 429,663 – –
Total Assets 1,660,242,382 14,798,472 1,637,907,392 7,536,518
a
Liabilities Due to Custodian (237,618) – (237,618) –
Derivatives:
Interest Rate Contracts
Futures (710,818) (710,818) – –
Total Liabilities (948,436) (710,818) (237,618) –
Total $ 1,659,293,946 $ 14,087,654 $ 1,637,669,774 $ 7,536,518

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 5.8%
Invesco Senior Loan ETF † 145,000 $ 3,045,000
iShares iBoxx High Yield Corporate Bond † 36,868 2,972,667
SPDR Blackstone Senior Loan 113,613 4,688,808
SPDR Bloomberg High Yield Bond ETF † 50,000 4,860,500
SPDR Bloomberg Short Term High Yield Bond
ETF 171,016 4,330,125
a
Total Exchange-Traded Funds
    (Cost $19,651,486) 19,897,100
Principal
Amount
CORPORATE BONDS & NOTES - 4.9%
Consumer, Cyclical - 0.6%
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ $ 1,900,000 1,935,890
Consumer, Non-Cyclical - 0.4%
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 75,000 79,085
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,225,425 1,297,517
1,376,602
Financial - 3.5%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.750% due 10/15/27 ~ 7,253,000 7,329,366
7.375% due 10/01/32 ~ 4,375,000 4,541,771
11,871,137
Industrial - 0.4%
Goat Holdco LLC
6.750% due 02/01/32 ~ 1,389,000 1,427,698
Technology - 0.0%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 199,000 168,920
Total Corporate Bonds & Notes
    (Cost $16,596,509) 16,780,247
SENIOR LOAN NOTES - 88.5%
Basic Materials - 0.7%
Nouryon Finance BV Term B (Netherlands)
7.036% (SOFR + 3.250%)
due 04/03/28 § 1,744,284 1,748,645
7.162% (SOFR + 3.250%)
due 04/03/28 ± § 498,741 500,611
2,249,256
Communications - 10.7%
Arches Buyer, Inc. Term B
7.066% (SOFR + 3.250%)
due 12/06/27 § ∞ 2,489,848 2,498,017
CommScope, Inc.
8.466% (SOFR + 4.750%)
due 12/17/29 § 12,250,000 12,291,344
Delta TopCo, Inc. (2nd Lien)
9.093% (SOFR + 5.250%)
due 11/29/30 § 500,000 493,229
a
Principal
Amount Value
MH Sub I LLC
Term B
7.966% (SOFR + 4.250%)
due 12/31/31 § ∞ $ 1,173,615 $ 1,010,357
Term B3
due 05/03/28 ∞ 299,233 279,035
Proofpoint, Inc. Term B
6.672% (SOFR + 3.000%)
due 08/31/28 § ∞ 12,132,413 12,203,691
Speedster Bidco GmbH Term B (Germany)
6.686% (SOFR + 3.000%)
due 12/10/31 § 992,519 997,067
StubHub Holdco Sub LLC Term B
8.466% (SOFR + 4.750%)
due 03/15/30 § 2,011,407 1,997,997
Zayo Group Holdings, Inc.
6.831% (SOFR + 3.000%)
due 03/11/30 § ∞ 5,199,879 4,948,704
36,719,441
Consumer, Cyclical - 6.4%
Alterra Mountain Co.
Term B6
6.216% (SOFR + 2.500%)
due 08/17/28 ± § 3,824,110 3,848,010
Term B8
6.216% (SOFR + 2.500%)
due 05/31/30 ± § 1,234,419 1,242,134
BCPE Empire Holdings, Inc. Term B
6.966% (SOFR + 3.250%)
due 12/11/30 § ∞ 601,382 596,173
FCG Acquisitions, Inc.
6.966% (SOFR + 3.250%)
due 03/31/28 § 3,015,157 3,031,174
Fertitta Entertainment LLC Term B
6.966% (SOFR + 3.250%)
due 01/27/29 § ∞ 1,242,585 1,243,828
Great Outdoors Group LLC Term B3
6.966% (SOFR + 3.250%)
due 01/23/32 § 433,605 436,722
MIC Glen LLC Term B
6.966% (SOFR + 3.250%)
due 07/21/28 § 1,094,500 1,103,850
Motion Finco SARL Term B3 (United Kingdom)
7.172% (SOFR + 3.500%)
due 11/12/29 § ∞ 995,445 884,286
Openlane, Inc. Term B
6.365% (SOFR + 2.500%)
due 10/08/32 ± § 375,000 375,937
Tacala Investment Corp. Term B
6.716% (SOFR + 3.000%)
due 01/31/31 § 639,480 644,916
TRQ Sales LLC Term B
due 12/30/32 ∞ 1,250,000 1,234,375
Weber-Stephen Products LLC Term B
7.411% (SOFR + 3.750%)
due 10/01/32 § 3,525,000 3,535,282
Whatabrands LLC Term B
6.216% (SOFR + 2.500%)
due 08/03/28 § 2,096,655 2,104,467
Windsor Holdings III LLC Term B
6.466% (SOFR + 2.750%)
due 08/01/30 § 1,694,086 1,702,028
21,983,182

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Consumer, Non-Cyclical - 11.5%
Allied Universal Holdco LLC Term B
6.966% (SOFR + 3.250%)
due 08/20/32 § ∞ $ 10,972,500 $ 11,039,707
Anticimex Global AB Term B (Sweden)
7.310% (SOFR + 2.900%)
due 11/17/31 § 3,123,247 3,144,719
Bausch & Lomb Corp.
7.716% (SOFR + 4.000%)
due 09/29/28 ± § 199,859 200,359
Term B
due 01/15/31 ± ∞ 750,000 760,313
7.966% (SOFR + 4.250%)
due 01/15/31 § 2,504,015 2,518,884
Belron Finance LLC Term B
6.120% (SOFR + 2.250%)
due 10/16/31 § ∞ 1,494,994 1,505,740
Covetrus, Inc.
8.672% (SOFR + 5.000%)
due 10/13/29 § 1,018,047 919,150
Curium BidCo SARL Term B (Luxembourg)
6.672% (SOFR + 3.000%)
due 08/04/31 § 2,328,802 2,352,090
Gainwell Acquisition Corp. Term B
7.772% (SOFR + 4.000%)
due 10/01/27 § ∞ 6,176,808 6,080,295
Grant Thornton Advisors LLC Term B
6.466% (SOFR + 2.750%)
due 06/02/31 § ∞ 1,417,431 1,421,565
Mavis Tire Express Services Topco Corp. Term B
6.716% (SOFR + 3.000%)
due 05/04/28 § 2,254,476 2,265,280
Opal U.S. LLC Term B4
6.686% (SOFR + 3.000%)
due 04/28/32 § 748,125 753,736
Parexel International Corp. Term B
due 12/12/31 ∞ 875,000 878,828
Pre-Paid Legal Services, Inc. Term B
6.966% (SOFR + 3.250%)
due 12/15/28 § ∞ 1,096,916 1,060,992
Snacking Investments U.S. LLC Term B
6.838% (SOFR + 3.000%)
due 10/29/32 § 1,000,000 1,008,125
Wand NewCo 3, Inc. Term B2
6.216% (SOFR + 2.500%)
due 01/30/31 § 3,443,503 3,452,470
39,362,253
Financial - 19.9%
Acrisure LLC Term B6
6.716% (SOFR + 3.000%)
due 11/06/30 § 3,717,473 3,719,797
Acuren Delaware Holdco, Inc.
6.466% (SOFR + 2.750%)
due 07/30/31 § 1,045,475 1,052,010
Alera Group, Inc. (2nd Lien)
9.216% (SOFR + 5.500%)
due 05/30/33 § 8,254,313 8,427,141
Apex Group Treasury LLC Term B
7.387% (SOFR + 3.500%)
due 02/27/32 § 2,052,693 1,939,795
a
Principal
Amount Value
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
6.950% (SOFR + 2.750%)
due 02/15/31 § $ 1,611,910 $ 1,611,910
Ascensus Holdings, Inc.
(2nd Lien)
8.922% (SOFR + 5.250%)
due 11/25/33 ± § 2,750,000 2,763,750
Term B
6.716% (SOFR + 3.000%)
due 11/24/32 § 6,370,715 6,370,715
Asurion LLC
(2nd Lien)
due 01/20/29 ∞ 825,000 812,213
Term B10
7.816% (SOFR + 4.000%)
due 08/19/28 ± § 1,496,134 1,501,745
Term B11
8.066% (SOFR + 4.250%)
due 08/19/28 ± § 1,072,244 1,076,265
Baldwin Insurance Group Holdings LLC Term B2
due 05/26/31 ∞ 1,253 1,252
Broadstreet Partners Group LLC Term B4
6.466% (SOFR + 2.750%)
due 06/13/31 § 2,487,706 2,497,898
CFC USA LLC Term B
7.735% (SOFR + 3.750%)
due 07/01/32 § 2,850,000 2,782,312
CRC Insurance Group LLC (2nd Lien)
8.422% (SOFR + 4.750%)
due 05/06/32 § ∞ 9,500,000 9,646,461
Deerfield Dakota Holding LLC
6.672% (SOFR + 3.000%)
due 09/13/32 § 4,500,000 4,514,062
Goosehead Insurance Holdings LLC Term B1
6.750% (SOFR + 3.000%)
due 01/08/32 ± § 1,493,756 1,503,092
Hyperion Refinance SARL Term B (United
Kingdom)
due 04/18/30 ∞ 5,296,329 5,316,852
IMA Financial Group, Inc. Term B
6.716% (SOFR + 3.000%)
due 11/01/28 § 4,427,616 4,442,839
Kestra Advisor Services Holdings A, Inc. Term B
6.716% (SOFR + 3.000%)
due 03/22/31 § 498,741 500,299
Summit Acquisition, Inc. Term B
7.216% (SOFR + 3.500%)
due 10/16/31 ± § 997,500 1,006,228
Trucordia Insurance Holdings LLC
6.966% (SOFR + 3.250%)
due 06/17/32 § 6,733,125 6,724,709
68,211,345
Industrial - 23.6%
Apple Bidco LLC Term B
6.216% (SOFR + 2.500%)
due 09/23/31 § 2,255,455 2,268,546
BradyPlus Holdings LLC Term B
7.172% (SOFR + 3.500%)
due 12/29/32 § 4,325,000 4,285,807

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Brown Group Holding LLC
Term B1
6.216% (SOFR + 2.500%)
due 07/01/31 § $ 1,494,969 $ 1,504,312
Term B2
6.572% (SOFR + 2.750%)
due 07/01/31 § ∞ 1,866,503 1,877,235
Chariot Buyer LLC Term B
6.466% (SOFR + 2.750%)
due 09/08/32 § 4,888,089 4,905,276
Crosby U.S. Acquisition Corp. Term B
7.216% (SOFR + 3.500%)
due 08/16/29 § ∞ 5,973,494 6,007,095
DG Investment Intermediate Holdings 2, Inc.
Term B
7.466% (SOFR + 3.750%)
due 07/09/32 ± § 250,000 251,250
Engineered Machinery Holdings, Inc.
(2nd Lien)
9.934% (SOFR + 6.000%)
due 05/21/29 ± § 1,275,000 1,281,375
Delayed Draw
6.922% (SOFR + 3.250%)
due 11/26/32 §
φ
63,864 64,369
Term B
6.922% (SOFR + 3.250%)
due 11/26/32 § 1,084,712 1,093,299
Filtration Group Corp. Term B
6.466% (SOFR + 2.750%)
due 10/21/28 § ∞ 8,033,325 8,086,883
Goat Holdco LLC Term B
6.466% (SOFR + 2.750%)
due 01/27/32 § 2,044,105 2,052,026
Green Infrastructure Partners, Inc. Term B
(Canada)
6.422% (SOFR + 2.750%)
due 09/24/32 ± § 1,375,000 1,378,437
Groundworks LLC Term B
due 03/14/31 ∞ 1,371,519 1,379,663
Husky Holdings LLC Delayed Draw
due 02/15/29 ± ∞
φ
1,000,000 1,002,500
Husky Injection Molding Systems Ltd. Term B
(Canada)
7.590% (SOFR + 3.750%)
due 02/15/29 § ∞ 2,042,145 2,059,162
Icebox Holdco III, Inc.
(2nd Lien)
10.172% (SOFR + 6.500%)
due 12/22/32 § 1,700,402 1,730,868
Term B
6.922% (SOFR + 3.250%)
due 12/22/31 § 982,143 992,455
Indicor LLC Term B
6.422% (SOFR + 2.750%)
due 11/22/29 § 3,511,851 3,536,308
Kaman Corp. Term B
6.322% (SOFR + 2.500%)
due 02/26/32 § 1,818,148 1,827,693
6.427% (SOFR + 2.500%)
due 02/26/32 §
φ
172,331 173,236
Karman Holdings LLC Term B
7.172% (SOFR + 3.500%)
due 04/01/32 ± § 249,374 251,868
a
Principal
Amount Value
LTI Holdings, Inc. Term B
7.466% (SOFR + 3.750%)
due 07/29/29 § $ 3,985,816 $ 4,016,208
Pinnacle Buyer LLC
Delayed Draw
due 10/01/32 ∞
φ
322,581 324,496
Term B
6.485% (SOFR + 2.500%)
due 10/01/32 § 1,673,226 1,681,801
Pro Mach Group, Inc. Term B
6.466% (SOFR + 2.750%)
due 10/15/32 § 3,150,000 3,173,408
Proampac PG Borrower LLC Term B
7.878% (SOFR + 4.000%)
due 09/15/28 § 1,271,096 1,273,081
Project Aurora U.S Finco, Inc. Term B
6.490% (SOFR + 2.750%)
due 09/30/32 ± § ∞ 1,122,500 1,129,516
Quikrete Holdings, Inc. Term B3
5.966% (SOFR + 2.250%)
due 02/10/32 § 2,481,250 2,491,795
Signia Aerospace LLC Term B
due 12/11/31 ± ∞
φ
74,837 75,118
6.572% (SOFR + 2.750%)
due 12/11/31 § 1,535,235 1,541,952
SPX Flow, Inc. Term B
6.466% (SOFR + 2.750%)
due 04/05/29 § 625,000 627,214
STS Operating, Inc.
7.816% (SOFR + 4.000%)
due 03/25/31 § 747,816 748,518
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.947% (SOFR + 2.750%)
due 04/30/30 § 4,412,606 4,444,323
TransDigm, Inc.
Term J
6.216% (SOFR + 2.500%)
due 02/28/31 § 2,175,748 2,186,219
Term L
6.216% (SOFR + 2.500%)
due 01/19/32 § 2,203,248 2,214,608
Term M
6.216% (SOFR + 2.500%)
due 08/19/32 § ∞ 6,109,688 6,141,934
Trident TPI Holdings, Inc. Term B7
7.422% (SOFR + 3.750%)
due 09/15/28 § 674,494 648,960
80,728,814
Technology - 15.7%
Applied Systems, Inc. (2nd Lien)
8.172% (SOFR + 4.500%)
due 02/23/32 § 4,845,000 4,937,055
Avalara, Inc. Term B
6.422% (SOFR + 2.750%)
due 03/26/32 § 1,496,250 1,504,666
BCPE Pequod Buyer, Inc. Term B
6.716% (SOFR + 3.000%)
due 11/25/31 § 2,740,631 2,750,054
Calabrio, Inc.
7.822% (SOFR + 4.000%)
due 11/26/32 ± § 250,000 236,250

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
Central Parent LLC Term B
6.922% (SOFR + 3.250%)
due 07/06/29 § ∞ $ 2,132,935 $ 1,815,162
CoreLogic, Inc.
(2nd Lien)
10.331% (SOFR + 6.500%)
due 06/04/29 ± § ∞ 4,500,000 4,567,500
Term B
7.331% (SOFR + 3.500%)
due 06/02/28 § 5,532,647 5,549,245
Cotiviti Corp.
due 05/01/31 ∞ 862,500 838,242
Darktrace Finco U.S. LLC Term B
7.185% (SOFR + 3.250%)
due 10/09/31 § 1,122,173 1,127,959
Dayforce, Inc. Term B
5.840% (SOFR + 2.000%)
due 03/01/31 ± § 997,481 997,481
Ellucian Holdings, Inc. (2nd Lien)
8.466% (SOFR + 4.750%)
due 11/22/32 § ∞ 9,447,500 9,524,261
Epicor Software Corp. Term B
6.216% (SOFR + 2.500%)
due 05/30/31 § 1,679,681 1,686,504
Polaris Newco LLC Term B
7.852% (SOFR + 3.750%)
due 06/02/28 § ∞ 3,722,105 3,596,484
RealPage, Inc.
7.422% (SOFR + 3.750%)
due 04/24/28 § 6,188,911 6,214,403
Skopima Consilio Parent LLC
7.466% (SOFR + 3.750%)
due 05/12/28 § 1,063,970 975,195
UKG, Inc. Term B
6.338% (SOFR + 2.500%)
due 02/10/31 § 3,179,458 3,186,247
X Corp.
Term B1
10.448% (SOFR + 6.500%)
due 10/26/29 § 1,913,223 1,883,842
Term B3
9.500% due 10/26/29 ∞ 2,450,000 2,445,916
53,836,466
Total Senior Loan Notes
    (Cost $302,737,169) 303,090,757
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $338,985,164) 339,768,104
Shares
SECURITIES LENDING COLLATERAL - 2.5%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,819,726 1,819,726
Principal
Amount Value
Repurchase Agreements - 2.0%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$3,771,567; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$3,846,999) $ 3,770,750 $ 3,770,750
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,107,091; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,175,604) 3,102,578 3,102,578
6,873,328
Total Securities Lending Collateral
(Cost $8,693,054) 8,693,054
a
TOTAL INVESTMENTS - 101.7%
(Cost $347,678,218) 348,461,158
OTHER ASSETS & LIABILITIES, NET - (1.7%) (5,750,579)
NET ASSETS - 100.0% $342,710,579
Industrial 24.0%
Financial 23.4%
Technology 15.7%
Consumer, Non-Cyclical 11.9%
Communications 10.7%
Consumer, Cyclical 7.0%
Exchange-Traded Funds 5.8%
Others (each less than 3.0%) 3.2%
101.7%
Other Assets & Liabilities, Net (1.7%)
100.0%

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of December 31, 2025, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $25,949,739 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 19,897,100 $ 19,897,100 $ – $ –
Corporate Bonds & Notes 16,780,247 – 16,780,247 –
Senior Loan Notes 303,090,757 – 277,141,018 25,949,739
Securities Lending Collateral 8,693,054 1,819,726 6,873,328 –
Total $348,461,158 $21,716,826 $300,794,593 $25,949,739
Senior Loan
Notes
Value, Beginning of Year $5,162,400
Purchases 30,013,807
Sales (Includes Paydowns) (10,868,769)
Accrued Discounts (Premiums) 3,538
Net Realized Gains (Losses) 40,319
Change in Net Unrealized Appreciation (Depreciation) 116,710
Transfers In 1,481,734
Transfers Out –
Value, End of Year $25,949,739
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Year, if Applicable $154,908

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 1.5%
iShares iBoxx High Yield Corporate Bond † 62,177 $ 5,013,331
SPDR Bloomberg High Yield Bond ETF † 51,590 5,015,064
a
Total Exchange-Traded Funds
    (Cost $10,010,510) 10,028,395
Principal
Amount
CORPORATE BONDS & NOTES - 86.5%
Basic Materials - 2.1%
Magnera Corp.
7.250% due 11/15/31 ~ † $ 3,525,000 3,464,035
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 1,500,000 1,516,913
Novelis Corp.
3.875% due 08/15/31 ~ 1,725,000 1,573,723
4.750% due 01/30/30 ~ 783,000 756,922
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ † 2,525,000 2,593,965
7.250% due 02/15/33 ~ 1,325,000 1,332,753
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 900,000 908,473
WR Grace Holdings LLC
6.625% due 08/15/32 ~ 1,675,000 1,697,595
13,844,379
Communications - 6.8%
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 2,350,000 2,306,937
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 5,775,000 5,309,853
4.250% due 01/15/34 ~ † 1,800,000 1,532,204
4.750% due 03/01/30 ~ 3,510,000 3,354,397
5.375% due 06/01/29 ~ 3,200,000 3,166,079
CommScope LLC
9.500% due 12/15/31 ~ † 3,515,000 3,553,314
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ † 2,475,000 2,628,423
EchoStar Corp.
10.750% due 11/30/29  3,000,000 3,319,744
Flash Compute LLC
7.250% due 12/31/30 ~ 1,800,000 1,785,623
Level 3 Financing, Inc.
6.875% due 06/30/33 ~ 4,650,000 4,762,056
7.000% due 03/31/34 ~ 1,075,000 1,108,725
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 4,016,205
8.500% due 07/31/31 ~ 650,000 679,545
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.750% due 07/15/31 ~ 2,230,000 2,060,517
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 4,350,000 4,570,587
WULF Compute LLC
7.750% due 10/15/30 ~ 1,100,000 1,134,109
45,288,318
Consumer, Cyclical - 13.4%
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ † 2,800,000 3,092,972
a
Principal
Amount Value
Boyd Gaming Corp.
4.750% due 06/15/31 ~ † $ 4,113,000 $ 4,021,394
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ † 2,125,000 2,039,774
6.500% due 02/15/32 ~ 850,000 871,215
Carnival Corp.
5.125% due 05/01/29 ~ 275,000 278,187
5.750% due 08/01/32 ~ 1,000,000 1,027,531
5.875% due 06/15/31 ~ 4,900,000 5,064,954
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 2,275,000 2,380,924
6.750% due 09/15/32 ~ † 525,000 544,733
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 2,700,000 2,625,354
6.750% due 01/15/30 ~ † 1,975,000 1,879,212
Ford Motor Co.
3.250% due 02/12/32  1,750,000 1,542,789
Ford Motor Credit Co. LLC
7.350% due 11/04/27  2,300,000 2,402,279
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ 1,575,000 1,611,902
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ † 1,095,000 1,023,108
6.625% due 01/15/32 ~ 1,200,000 1,234,395
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 21,453,000 15,505,626
Marriott Ownership Resorts, Inc.
6.500% due 10/01/33 ~ † 625,000 601,338
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 1,600,000 1,438,234
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 6,025,000 6,005,608
6.250% due 09/15/33 ~ 3,500,000 3,500,171
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,250,000 1,212,142
3.875% due 01/15/28 ~ 650,000 641,353
4.000% due 10/15/30 ~ 3,700,000 3,528,076
4.375% due 01/15/28 ~ 1,900,000 1,894,898
6.125% due 06/15/29 ~ 1,375,000 1,413,048
Newell Brands, Inc.
8.500% due 06/01/28 ~ 5,050,000 5,301,732
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 1,475,000 1,502,862
Rivers Enterprise Lender LLC/Rivers Enterprise
Lender Corp.
6.250% due 10/15/30 ~ 2,075,000 2,118,988
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ † 1,900,000 1,852,062
Viking Cruises Ltd.
5.875% due 10/15/33 ~ 1,450,000 1,473,132
7.000% due 02/15/29 ~ 1,935,000 1,953,131
9.125% due 07/15/31 ~ 2,750,000 2,946,336
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 175,874
Warnermedia Holdings, Inc.
5.050% due 03/15/42  2,250,000 1,589,063
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ † 825,000 844,054
7.125% due 02/15/31 ~ † 2,365,000 2,560,593
89,699,044

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Consumer, Non-Cyclical - 13.9%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ $ 6,200,000 $ 5,962,462
5.500% due 03/31/31 ~ 125,000 126,474
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 2,050,000 2,147,899
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 5,100,000 5,377,816
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.875% due 06/15/30 ~ 7,900,000 8,229,835
Centene Corp.
2.500% due 03/01/31  2,175,000 1,879,496
Charles River Laboratories International, Inc.
4.000% due 03/15/31 ~ † 2,800,000 2,663,470
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,643,220 1,758,075
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 1,880,000 1,676,134
10.875% due 01/15/32 ~ 1,800,000 1,966,842
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 3,045,000 3,220,155
9.000% due 05/15/28 ~ 3,100,000 3,225,336
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 1,635,000 1,712,617
9.625% due 09/15/32 ~ † 3,500,000 3,676,806
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 3,675,000 3,728,376
Garda World Security Corp. (Canada)
6.500% due 01/15/31 ~ † 3,625,000 3,711,534
8.250% due 08/01/32 ~ 1,175,000 1,198,892
Medline Borrower LP
3.875% due 04/01/29 ~ 4,375,000 4,274,393
5.250% due 10/01/29 ~ 2,600,000 2,615,589
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 200,000 207,002
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 2,550,000 2,613,543
Post Holdings, Inc.
6.375% due 03/01/33 ~ † 3,775,000 3,816,449
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 1,750,000 1,704,639
6.250% due 04/01/29 ~ 1,500,000 1,512,838
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 3,800,000 3,925,731
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,247,208
4.375% due 01/15/30  3,550,000 3,486,115
6.125% due 06/15/30  425,000 435,431
Veritiv Operating Co.
10.500% due 11/30/30 ~ 4,475,000 4,817,172
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ † 4,625,000 4,651,418
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 4,703,250 4,979,942
92,549,689
a
Principal
Amount Value
Energy - 12.0%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ $ 5,150,000 $ 5,153,403
5.750% due 10/15/33 ~ 625,000 629,106
5.750% due 07/01/34 ~ 2,600,000 2,620,919
6.625% due 02/01/32 ~ 200,000 207,134
Archrock Partners LP/Archrock Partners Finance
Corp.
6.625% due 09/01/32 ~ 3,600,000 3,715,290
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
6.625% due 07/15/33 ~ 1,500,000 1,553,511
Civitas Resources, Inc.
9.625% due 06/15/33 ~ 1,300,000 1,404,446
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 1,900,000 1,880,959
7.500% due 12/15/33 ~ 1,400,000 1,506,847
Crescent Energy Finance LLC
8.375% due 01/15/34 ~ 3,000,000 2,981,850
Enerflex, Inc. (Canada)
6.875% due 01/15/31 ~ 4,925,000 5,037,989
Energy Transfer LP
6.500% due 02/15/56  6,050,000 6,032,673
7.125% due 10/01/54  4,850,000 4,979,893
Genesis Energy LP/Genesis Energy Finance
Corp.
8.000% due 05/15/33  2,950,000 3,064,540
Global Partners LP/GLP Finance Corp.
8.250% due 01/15/32 ~ 2,550,000 2,696,130
Patterson-UTI Energy, Inc.
7.150% due 10/01/33  1,525,000 1,633,100
Sunoco LP
5.625% due 03/15/31 ~ 3,625,000 3,653,445
5.875% due 03/15/34 ~ 125,000 125,048
7.250% due 05/01/32 ~ † 3,625,000 3,835,236
7.875% due 09/18/30 ~ 1,650,000 1,696,266
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
6.750% due 03/15/34 ~ 1,300,000 1,300,761
Targa Resources Corp.
4.200% due 02/01/33  4,000,000 3,831,078
Transocean International Ltd.
8.500% due 05/15/31 ~ 1,800,000 1,784,144
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 2,140,000 1,836,252
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ 3,725,000 2,944,466
9.875% due 02/01/32 ~ † 6,890,000 7,122,175
Venture Global Plaquemines LNG LLC
6.750% due 01/15/36 ~ 2,025,000 2,075,140
7.750% due 05/01/35 ~ 950,000 1,040,714
WBI Operating LLC
6.250% due 10/15/30 ~ 1,700,000 1,711,407
6.500% due 10/15/33 ~ † 1,900,000 1,893,820
79,947,742
Financial - 14.3%
Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/32 ~ 1,100,000 1,137,992
7.500% due 11/06/30 ~ 7,750,000 8,102,380

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.500% due 10/01/31 ~ $ 7,250,000 $ 7,481,542
6.750% due 04/15/28 ~ 4,500,000 4,597,337
7.375% due 10/01/32 ~ 1,775,000 1,842,661
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 2,700,000 2,832,502
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 7,475,000 7,799,228
Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 1,525,000 1,583,143
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,400,000 2,357,674
Barclays PLC (United Kingdom)
7.625% due 03/15/35  2,275,000 2,436,757
9.625% due 12/15/29 † 800,000 909,609
Burford Capital Global Finance LLC
7.500% due 07/15/33 ~ 6,600,000 6,306,374
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
8.125% due 02/15/32 ~ 7,775,000 8,032,446
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 429,285
4.875% due 09/15/29 ~ 2,050,000 2,023,879
5.000% due 07/15/28 ~ 625,000 625,532
5.250% due 03/15/28 ~ 500,000 502,920
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,900,000 8,251,205
Kilroy Realty LP
5.875% due 10/15/35 † 4,600,000 4,623,362
OneMain Finance Corp.
3.875% due 09/15/28  1,500,000 1,462,967
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 9,700,000 10,057,717
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 2,525,000 2,611,492
6.375% due 08/01/33 ~ 2,700,000 2,818,446
Ryan Specialty LLC
5.875% due 08/01/32 ~ 2,600,000 2,658,260
UBS Group AG (Switzerland)
7.125% due 08/10/34 ~ 4,200,000 4,306,468
95,791,178
Industrial - 15.2%
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 4,200,000 4,395,220
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 9,353,000 9,121,470
Calderys Financing II LLC
11.750% Cash or 12.500% PIK
due 06/01/28 ~ † 4,542,187 4,729,552
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,275,000 1,330,457
9.500% due 01/01/31 ~ 6,375,000 6,771,136
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ 4,200,000 4,354,201
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 2,465,000 2,570,409
6.750% due 07/15/31 ~ 1,950,000 2,056,922
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 5,350,000 5,218,627
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 6,000,000 5,904,433
a
Principal
Amount Value
Goat Holdco LLC
6.750% due 02/01/32 ~ $ 3,325,000 $ 3,417,634
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ 3,625,000 3,806,176
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,830,000 1,658,823
LABL, Inc.
8.625% due 10/01/31 ~ 3,175,000 1,691,680
Luna 1.5 SARL (Luxembourg)
12.000% PIK due 07/01/32 ~ 3,900,000 4,097,317
Oregon Tool Lux LP
7.875% due 10/15/29 ~ 3,284,635 1,658,741
Regal Rexnord Corp.
6.400% due 04/15/33 † 4,225,000 4,546,896
SPX FLOW, Inc.
8.750% due 04/01/30 ~ † 7,350,000 7,615,901
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 1,325,000 1,365,076
Standard Industries, Inc.
4.375% due 07/15/30 ~ 1,650,000 1,592,886
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,202,720
TransDigm, Inc.
6.000% due 01/15/33 ~ 4,125,000 4,225,155
6.375% due 03/01/29 ~ 3,250,000 3,355,687
6.375% due 05/31/33 ~ 2,325,000 2,387,326
6.625% due 03/01/32 ~ 675,000 703,126
6.750% due 08/15/28 ~ 2,975,000 3,031,126
6.750% due 01/31/34 ~ 450,000 469,044
6.875% due 12/15/30 ~ 1,150,000 1,204,081
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ † 1,994,000 2,139,065
12.250% due 01/15/31 ~ 2,875,000 3,121,952
101,742,839
Technology - 5.7%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 3,472,000 3,661,846
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 2,750,000 2,334,326
CoreWeave, Inc.
9.000% due 02/01/31 ~ † 1,800,000 1,651,986
9.250% due 06/01/30 ~ † 1,475,000 1,372,941
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ † 4,350,000 4,446,357
Kioxia Holdings Corp. (Japan)
6.250% due 07/24/30 ~ 600,000 617,841
6.625% due 07/24/33 ~ 2,525,000 2,627,959
Open Text Corp. (Canada)
6.900% due 12/01/27 ~ 2,650,000 2,758,836
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ † 3,350,000 3,129,632
Oracle Corp.
5.200% due 09/26/35 † 5,400,000 5,175,575
5.950% due 09/26/55 † 800,000 709,326
Rackspace Finance LLC
3.500% due 05/15/28 ~ † 1,417,500 524,475
UKG, Inc.
6.875% due 02/01/31 ~ 8,875,000 9,130,538
38,141,638

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Utilities - 3.1%
NRG Energy, Inc.
3.625% due 02/15/31 ~ $ 2,650,000 $ 2,477,889
5.750% due 01/15/34 ~ 550,000 555,882
6.000% due 01/15/36 ~ 2,050,000 2,078,225
6.250% due 11/01/34 ~ † 4,275,000 4,394,508
Talen Energy Supply LLC
6.250% due 02/01/34 ~ 1,475,000 1,505,066
6.500% due 02/01/36 ~ 350,000 362,150
TransAlta Corp. (Canada)
5.875% due 02/01/34  1,950,000 1,964,606
Vistra Corp.
8.000% due 10/15/26 ~ 5,818,000 5,986,793
Vistra Operations Co. LLC
7.750% due 10/15/31 ~ 575,000 609,297
XPLR Infrastructure Operating Partners LP
7.750% due 04/15/34 ~ 575,000 584,814
20,519,230
Total Corporate Bonds & Notes
    (Cost $572,852,231) 577,524,057
SENIOR LOAN NOTES - 4.8%
Consumer, Cyclical - 0.4%
Gloves Buyer, Inc. Term B
7.716% (SOFR + 4.000%)
due 05/21/32 § 2,600,000 2,591,875
Industrial - 3.9%
Engineered Machinery Holdings, Inc. (2nd Lien)
9.934% (SOFR + 6.000%)
due 05/21/29 ± § 5,400,000 5,427,000
Iris Holding, Inc.
8.690% (SOFR + 4.750%)
due 06/28/28 § 3,379,755 3,287,867
LSF12 Crown U.S. Commercial Bidco LLC Term
B
7.200% (SOFR + 3.500%)
due 12/02/31 § 4,760,477 4,799,155
Merlin Buyer, Inc.
7.672% (SOFR + 4.000%)
due 12/14/28 § 3,740,285 3,778,855
Oregon Tool Lux LP (2nd Lien)
8.140% (SOFR + 4.000%)
due 10/15/29 § 3,169,777 2,309,975
STS Operating, Inc.
7.816% (SOFR + 4.000%)
due 03/25/31 § 2,564,854 2,567,259
TK Elevator U.S. Newco, Inc. Term B (Germany)
6.947% (SOFR + 2.750%)
due 04/30/30 § 3,439,207 3,463,929
25,634,040
Technology - 0.5%
Ellucian Holdings, Inc. (2nd Lien)
8.466% (SOFR + 4.750%)
due 11/22/32 § 3,500,000 3,528,437
Total Senior Loan Notes
    (Cost $31,825,654) 31,754,352
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 3.4%
Other Asset-Backed Securities - 3.4%
AIMCO CLO 10 Ltd. (Cayman)
9.507% (SOFR + 5.650%)
due 07/22/37 ~ § $ 2,075,000 $ 2,083,571
AIMCO CLO 22 Ltd. (Jersey)
10.384% (SOFR + 6.500%)
due 04/19/37 ~ § 1,500,000 1,514,325
Barrow Hanley CLO I Ltd. (Cayman)
9.134% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 1,006,871
Benefit Street Partners CLO XXIX Ltd. (Jersey)
8.458% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 994,628
CarVal CLO VII-C Ltd. (Jersey)
10.234% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 1,986,213
Clover CLO LLC
10.284% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,007,085
Eaton Vance CLO Ltd.
10.155% (SOFR + 6.250%)
due 10/15/37 ~ § 1,000,000 981,736
Elmwood CLO 39 Ltd. (Cayman)
8.282% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,220,668
Magnetite XL Ltd. (Cayman)
9.655% (SOFR + 5.750%)
due 07/15/37 ~ § 2,065,000 2,077,816
Magnetite XXIII Ltd. (Cayman)
10.420% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 504,123
Neuberger Berman Loan Advisers CLO 46 Ltd.
(Cayman)
9.034% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 1,023,174
OHA Loan Funding Ltd. (Cayman)
9.584% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,643,365
RR 30 Ltd. (Bermuda)
9.655% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,524,657
Trimaran Cavu Ltd. (Cayman)
11.516% (SOFR + 7.632%)
due 01/18/35 ~ § 1,441,000 1,424,336
Unity-Peace Park CLO Ltd. (Jersey)
11.059% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,481,452
22,474,020
Total Asset-Backed Securities
    (Cost $22,501,559) 22,474,020
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.2%
    (Cost $637,189,954) 641,780,824
Shares
SECURITIES LENDING COLLATERAL - 9.9%
Mutual Funds - 2.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 13,842,301 13,842,301

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 7.8%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$28,689,579; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$29,263,371) $ 28,683,364 $ 28,683,364
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$23,635,035; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$24,156,205) 23,600,709 23,600,709
52,284,073
Total Securities Lending Collateral
(Cost $66,126,374) 66,126,374
a
TOTAL INVESTMENTS - 106.1%
(Cost $703,316,328) 707,907,198
OTHER ASSETS & LIABILITIES, NET - (6.1%) (40,695,314)
NET ASSETS - 100.0% $ 667,211,884
Industrial 19 .1%
Financial 14 .3%
Consumer, Non-Cyclical 13 .9%
Consumer, Cyclical 13 .8%
Energy 12 .0%
Securities Lending Collateral 9 .9%
Communications 6 .8%
Technology 6 .2%
Asset-Backed Securities 3 .4%
Utilities 3 .1%
Others (each less than 3.0%) 3 .6%
106 .1%
Other Assets & Liabilities, Net ( 6 .1% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 10,028,395 $ 10,028,395 $ – $ –
Corporate Bonds & Notes 577,524,057 – 577,524,057 –
Senior Loan Notes 31,754,352 – 26,327,352 5,427,000
Asset-Backed Securities 22,474,020 – 22,474,020 –
Securities Lending Collateral 66,126,374 13,842,301 52,284,073 –
Total $ 707,907,198 $ 23,870,696 $ 678,609,502 $ 5,427,000

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.9%
Communications - 0.6%
Beignet Investor LLC
6.581% due 05/30/49 ~ $ 1,900,000 $ 2,009,076
Financial - 0.3%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 3,000 2,911
Bank of America Corp.
5.875% due 03/15/28  410,000 417,332
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 13,684 1,773
1.500% due 10/01/53  1,774,649 215,814
2.500% due 10/01/47  623 90
Nordea Kredit Realkreditaktieselskab (Denmark)
1.500% due 10/01/53  734,698 81,846
2.000% due 10/01/53  999,840 117,916
2.000% due 10/01/53 ~ 199,619 26,306
2.500% due 10/01/47  312 46
Nykredit Realkredit AS (Denmark)
1.500% due 10/01/52 ~ 1,378,626 169,362
1.500% due 10/01/53 ~ 99,562 10,527
2.500% due 10/01/47 ~ 1,677 245
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 329,939 39,070
2.500% due 04/01/47 ~ 7,721 1,128
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 115,343
1,199,709
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 100,103
Total Corporate Bonds & Notes
    (Cost $3,352,593) 3,308,888
MORTGAGE-BACKED SECURITIES - 21.2%
Collateralized Mortgage Obligations - Commercial - 0.5%
BAMLL Commercial Mortgage Securities Trust
4.915% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 482,614
BDS LLC
5.531% (SOFR + 1.800%)
due 03/19/39 ~ § 493,781 494,380
LoanCore Issuer Ltd. (Cayman)
5.493% (SOFR + 1.550%)
due 01/17/37 ~ § 173,454 173,684
MF1 LLC
5.881% (SOFR + 2.150%)
due 06/19/37 ~ § 496,402 497,255
TRTX Issuer Ltd. (Cayman)
5.386% (SOFR + 1.650%)
due 02/15/39 ~ § 296,129 295,616
1,943,549
Collateralized Mortgage Obligations - Residential - 6.0%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 94,279 91,328
Bear Stearns ARM Trust
5.125% due 01/25/35 § 57,746 51,873
a
Principal
Amount Value
Chevy Chase Funding LLC Mortgage-Backed
Certificates
4.206% (SOFR + 0.474%)
due 03/25/35 ~ § $ 79,688 $ 80,078
Citigroup Mortgage Loan Trust, Inc.
6.121% due 05/25/42 ~ § 404,202 396,480
6.490% (UST + 2.400%)
due 05/25/35 § 1,652 1,677
Eurosail-U.K. PLC (United Kingdom)
4.851% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 114,381 154,228
Federal Home Loan Mortgage Corp. REMICS
4.448% (SOFR + 0.464%)
due 01/15/47 § $ 711,288 697,229
4.498% (SOFR + 0.514%)
due 08/15/57 § 1,624,756 1,581,461
4.673% (SOFR + 0.464%)
due 07/15/44 § 164,052 160,897
4.814% (SOFR + 0.940%)
due 11/25/54 § 1,216,602 1,221,807
4.874% (SOFR + 1.000%)
due 02/25/55 § 1,241,494 1,242,310
4.974% (SOFR + 1.100%)
due 07/25/55 § 1,273,274 1,278,029
Federal Home Loan Mortgage Corp. STRIPS
4.548% (SOFR + 0.564%)
due 09/15/42 § 427,626 422,542
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.106% (SOFR + 0.374%)
due 08/25/31 § 20,591 20,548
Federal National Mortgage Association REMICS
4.109% (SOFR + 0.174%)
due 07/25/37 § 145,400 142,786
4.336% (SOFR + 0.264%)
due 08/25/34 § 10,711 10,528
4.339% (SOFR + 0.464%)
due 07/25/37 § 1,443 1,429
4.904% (SOFR + 1.030%)
due 06/25/55 § 1,589,468 1,600,771
6.309% due 05/25/35 § 101,048 103,562
Government National Mortgage Association
REMICS
4.618% (SOFR + 0.700%)
due 08/20/75 § 3,658,731 3,695,481
4.714% (SOFR + 0.730%)
due 02/20/73 § 3,782,999 3,781,259
4.818% (SOFR + 0.900%)
due 10/20/72 § 2,330,128 2,344,295
4.927% (SOFR + 0.865%)
due 08/20/68 § 521,424 525,030
5.018% (SOFR + 1.100%)
due 05/20/73 § 476,961 486,174
5.592% (SOFR + 1.465%)
due 04/20/67 § 239,157 242,072
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 99,470 105,114
GSR Mortgage Loan Trust
6.449% due 01/25/35 § 37,298 35,610
HarborView Mortgage Loan Trust
4.528% (SOFR + 0.794%)
due 06/20/35 § 1,225,423 1,157,969
JP Morgan Mortgage Trust
6.230% due 07/25/35 § 11,132 11,124

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
4.565% (SOFR + 0.814%)
due 11/15/31 § $ 30,574 $ 29,764
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.305% (SOFR + 0.554%)
due 12/15/30 § 22,890 22,450
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 196,611 192,626
Sequoia Mortgage Trust
4.546% (SOFR + 0.814%)
due 10/19/26 § 23,750 23,564
Structured Adjustable Rate Mortgage Loan Trust
6.298% due 02/25/34 § 9,209 8,925
Structured Asset Mortgage Investments II Trust
4.346% (SOFR + 0.614%)
due 07/19/35 § 130,308 126,868
4.506% (SOFR + 0.774%)
due 10/19/34 § 43,358 42,050
Thornburg Mortgage Securities Trust
4.466% (SOFR + 0.734%)
due 06/25/44 § 559,183 541,203
22,631,141
Federal Home Loan Mortgage Corp. - 0.1%
5.991% (UST + 2.225%)
due 01/01/34 § 23,609 24,252
6.481% (RFUCC + 1.731%)
due 08/01/35 § 360 371
6.500% due 02/01/54  210,646 218,963
243,586
Federal National Mortgage Association - 0.1%
5.277% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 45,167 45,624
5.675% (RFUCC + 0.675%)
due 02/01/36 § 25,004 25,302
5.756% (RFUCC + 1.381%)
due 12/01/34 § 9,325 9,509
5.788% (RFUCC + 1.538%)
due 01/01/36 § 5,153 5,252
5.927% (RFUCC + 1.272%)
due 11/01/35 § 16,971 17,290
6.155% (RFUCC + 1.780%)
due 11/01/35 § 5,936 6,094
6.644% (RFUCC + 1.644%)
due 03/01/35 § 42,879 44,044
7.000% (RFUCC + 2.000%)
due 04/01/35 § 32,460 33,469
186,584
Government National Mortgage Association - 3.6%
3.500% due 05/20/52 - 01/20/53 938,584 864,502
3.500% due 06/20/52  6,084,821 5,598,498
3.500% due 10/20/54  7,673,735 6,994,727
4.750% (UST + 1.500%)
due 11/20/26 § 376 376
5.000% (UST + 1.500%)
due 12/20/26 § 197 197
5.625% (UST + 1.500%)
due 05/20/26 - 01/20/27 § 614 614
13,458,914
a
Principal
Amount Value
Uniform Mortgage-Backed Securities - 10.9%
due 01/01/55 # $ 11,200,000 $ 11,501,098
due 03/01/55 # 8,000,000 8,323,300
due 02/01/56 # 9,500,000 9,624,670
due 02/01/56 # 11,700,000 11,412,637
40,861,705
Total Mortgage-Backed Securities
    (Cost $79,007,941) 79,325,479
ASSET-BACKED SECURITIES - 6.4%
Home Equity Other - 1.0%
ABFC Trust
4.546% (SOFR + 0.814%)
due 06/25/34 § 620,922 623,444
ACE Securities Corp. Home Equity Loan Trust
4.626% (SOFR + 0.894%)
due 04/25/34 § 479,100 454,009
Citigroup Mortgage Loan Trust, Inc.
4.136% (SOFR + 0.404%)
due 09/25/36 ~ § 146,968 144,144
Credit-Based Asset Servicing & Securitization
LLC
3.486% (SOFR + 1.164%)
due 06/25/35 § 835,797 819,885
Home Equity Asset Trust
4.701% (SOFR + 0.969%)
due 08/25/34 § 63,857 63,636
5.046% (SOFR + 1.314%)
due 07/25/35 § 555,099 553,933
Merrill Lynch Mortgage Investors Trust
4.566% (SOFR + 0.834%)
due 10/25/35 § 622,129 611,028
Morgan Stanley ABS Capital I, Inc. Trust
4.506% (SOFR + 0.774%)
due 01/25/35 § 298,971 294,213
4.821% (SOFR + 1.089%)
due 07/25/34 § 57,420 61,940
Renaissance Home Equity Loan Trust
4.606% (SOFR + 0.874%)
due 12/25/32 § 135,141 129,219
Saxon Asset Securities Trust
4.156% (SOFR + 0.424%)
due 09/25/37 § 82,395 80,122
3,835,573
Other Asset-Backed Securities - 5.4%
522 Funding CLO Ltd.
5.186% (SOFR + 1.302%)
due 10/20/31 ~ § 144,346 144,415
ARES European CLO X DAC (Ireland)
2.789% (EURIBOR + 0.780%)
due 10/15/31 ~ § EUR 314,106 369,380
Barings Euro CLO DAC (Ireland)
3.006% (EURIBOR + 0.980%)
due 10/15/34 ~ § 1,700,000 1,999,565
Canyon CLO Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 499,598

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Carlyle Global Market Strategies Euro CLO Ltd.
(Ireland)
2.814% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 208,866 $ 245,612
CIFC Funding Ltd. (Cayman)
5.077% (SOFR + 1.212%)
due 10/24/30 ~ § $ 62,252 62,329
Contego CLO III BV (Netherlands)
3.297% (EURIBOR + 1.250%)
due 04/15/38 ~ § EUR 1,700,000 1,999,560
CVC Cordatus Opportunity Loan Fund-R DAC
(Ireland)
2.904% (EURIBOR + 0.840%)
due 08/15/33 ~ § 834,344 979,486
Dryden 52 Euro CLO DAC (Ireland)
2.924% (EURIBOR + 0.860%)
due 05/15/34 ~ § 212,437 249,938
Dryden 64 CLO Ltd. (Cayman)
5.116% (SOFR + 1.232%)
due 04/18/31 ~ § $ 203,030 203,130
Dryden XXVI Senior Loan Fund (Cayman)
5.066% (SOFR + 1.162%)
due 04/15/29 ~ § 99,672 99,794
Dunedin Park CLO DAC (Ireland)
3.031% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 588,116
Gallatin CLO VIII Ltd. (Cayman)
5.256% (SOFR + 1.352%)
due 07/15/31 ~ § $ 168,566 168,659
GreenSky Home Improvement Issuer Trust
4.930% due 06/25/60 ~ 300,345 301,527
Harvest CLO XXII DAC (Ireland)
2.859% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 943,330 1,109,662
Invesco CLO Ltd. (Jersey)
5.034% (SOFR + 1.150%)
due 07/20/35 ~ § $ 1,800,000 1,800,182
Madison Park Euro Funding IX DAC (Ireland)
2.906% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,175,381
MV Credit Euro CLO III DAC (Ireland)
3.364% (EURIBOR + 1.300%)
due 02/15/38 ~ § 1,900,000 2,232,881
Navesink CLO 2 Ltd.
5.175% (SOFR + 1.270%)
due 04/15/36 ~ § $ 1,700,000 1,700,000
OCP Euro CLO DAC (Ireland)
3.300% (EURIBOR + 1.230%)
due 10/20/39 ~ § EUR 700,000 823,317
Octagon Investment Partners 18-R Ltd. (Cayman)
5.115% (SOFR + 1.222%)
due 04/16/31 ~ § $ 40,263 40,267
OZLM XXIV Ltd. (Cayman)
5.306% (SOFR + 1.422%)
due 07/20/32 ~ § 65,365 65,412
Romark CLO Ltd. (Cayman)
5.151% (SOFR + 1.292%)
due 10/23/30 ~ § 14,075 14,093
Saranac CLO VI Ltd. (Jersey)
5.125% (SOFR + 1.402%)
due 08/13/31 ~ § 31,398 31,416
Shackleton CLO Ltd. (Cayman)
5.084% (SOFR + 1.200%)
due 07/20/34 ~ § 600,000 600,522
a
Principal
Amount Value
SLM Student Loan Trust
5.125% (SOFR + 0.812%)
due 10/25/64 ~ § $ 391,680 $ 389,429
Sound Point CLO IX Ltd. (Cayman)
5.356% (SOFR + 1.472%)
due 07/20/32 ~ § 359,790 360,263
Symphony CLO XXIX Ltd. (Cayman)
5.433% (SOFR + 1.150%)
due 10/15/35 ~ § 700,000 700,018
Trinitas CLO VII Ltd. (Cayman)
4.918% (SOFR + 1.060%)
due 01/25/35 ~ § 1,000,000 999,983
U.S. Small Business Administration
5.290% due 12/01/27  100,792 101,447
Vibrant CLO XI Ltd. (Cayman)
5.266% (SOFR + 1.382%)
due 07/20/32 ~ § 78,566 78,608
Voya CLO Ltd. (Cayman)
5.273% (SOFR + 1.362%)
due 07/14/31 ~ § 67,114 67,149
20,201,139
Total Asset-Backed Securities
    (Cost $23,336,347) 24,036,712
U.S. TREASURY OBLIGATIONS - 93.3%
U.S. Treasury Inflation Protected Securities - 93.3%
0.125% due 07/15/26 ^ 8,511,661 8,459,800
0.125% due 10/15/26 ^ 7,263,209 7,194,443
0.125% due 04/15/27 ^ 9,679,824 9,503,978
0.125% due 01/15/30 ^ 9,914,621 9,404,051
0.125% due 07/15/30 ^ 7,106,512 6,706,933
0.125% due 01/15/31 ^ 6,874,340 6,408,201
0.125% due 07/15/31 ^ ‡ 400,868 371,543
0.125% due 01/15/32 ^ 7,864,058 7,186,516
0.125% due 02/15/51 ^ 2,513,565 1,359,436
0.125% due 02/15/52 ^ ‡ 818,699 433,679
0.250% due 07/15/29 ^ 4,708,870 4,536,960
0.250% due 02/15/50 ^ 3,469,854 2,000,061
0.375% due 01/15/27 ^ 1,132,169 1,118,285
0.375% due 07/15/27 ^ 8,047,045 7,952,964
0.500% due 01/15/28 ^ 12,631,223 12,408,425
0.625% due 07/15/32 ^ 12,542,096 11,767,588
0.625% due 02/15/43 ^ 4,429,513 3,299,548
0.750% due 07/15/28 ^ 8,619,664 8,516,205
0.750% due 02/15/42 ^ 7,847,564 6,114,797
0.750% due 02/15/45 ^ 7,557,899 5,515,570
0.875% due 01/15/29 ^ 6,829,368 6,723,924
0.875% due 02/15/47 ^ 7,147,755 5,158,394
1.000% due 02/15/46 ^ 6,495,094 4,901,354
1.000% due 02/15/48 ^ 5,673,506 4,147,938
1.000% due 02/15/49 ^ 4,137,600 2,979,058
1.125% due 10/15/30 ^ 5,532,285 5,448,044
1.125% due 01/15/33 ^ 11,905,852 11,425,203
1.250% due 04/15/28 ^ ‡ 2,822,144 2,811,269
1.375% due 07/15/33 ^ 14,569,816 14,203,706
1.375% due 02/15/44 ^ 9,088,351 7,616,016
1.500% due 02/15/53 ^ 2,957,283 2,308,402
1.625% due 10/15/27 ^ ‡ 12,960,962 13,058,580
1.625% due 10/15/29 ^ 7,962,108 8,040,728
1.625% due 04/15/30 ^ 8,790,060 8,834,722
1.750% due 01/15/28 ^ ‡ 2,795,826 2,817,182

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$2,177,314 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-
buyback financing transactions).
(c) As of December 31, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $4,869,090 at a weighted average interest rate of 1.0%. As of December 31, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $50,261,391 at a weighted average interest rate of 4.3%.
(d) As of December 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
1.750% due 01/15/34 ^ $ 4,022,186 $ 4,000,055
1.875% due 07/15/34 ^ 20,213,895 20,302,185
1.875% due 07/15/35 ^ 17,325,741 17,282,099
2.125% due 04/15/29 ^ 3,155,730 3,222,386
2.125% due 01/15/35 ^ 18,147,505 18,470,500
2.125% due 02/15/40 ^ 2,664,470 2,639,678
2.125% due 02/15/41 ^ 2,689,208 2,634,833
2.125% due 02/15/54 ^ 2,968,420 2,669,461
2.375% due 01/15/27 ^ 145,301 146,472
2.375% due 10/15/28 ^ 23,044,315 23,735,448
2.375% due 02/15/55 ^ 3,807,263 3,615,322
2.500% due 01/15/29 ^ 5,301,009 5,472,061
3.625% due 04/15/28 ^ 12,375,671 12,987,350
3.875% due 04/15/29 ^ 10,614,396 11,435,579
349,346,932
Total U.S. Treasury Obligations
    (Cost $378,919,023) 349,346,932
FOREIGN GOVERNMENT BONDS & NOTES - 5.7%
Canadian Government (Canada)
4.250% due 12/01/26 ^
CAD 2,822,985
2,123,630
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~
EUR 4,296,740
5,029,924
0.100% due 07/25/31 ^ ~
1,229,540
1,368,429
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~
1,496,004
1,711,604
1.800% due 05/15/36 ^ ~
625,266
734,422
Japanese Government CPI Linked (Japan)
0.005% due 03/10/34 ^
JPY 126,174,000
789,902
0.005% due 03/10/35 ^
112,282,500
699,440
0.100% due 03/10/28 ^
264,578,490
1,718,664
0.100% due 03/10/29 ^
1,110,887,419
7,208,684
Total Foreign Government Bonds & Notes
    (Cost $23,159,723) 21,384,699
TOTAL INVESTMENTS - 127.5%
(Cost $507,775,627) 477,402,710
DERIVATIVES - 1.1% 3,936,324
OTHER ASSETS & LIABILITIES, NET - (28.6%) (107,014,659)
NET ASSETS - 100.0% $ 374,324,375
U.S. Treasury Obligations 93 .3%
Mortgage-Backed Securities 21 .2%
Asset-Backed Securities 6 .4%
Foreign Government Bonds & Notes 5 .7%
Others (each less than 3.0%) 0 .9%
127 .5%
Derivatives 1 .1%
Other Assets and Liabilities, Net ( 28 .6% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 03/26 36 $ 4,054,828 $ 4,047,750 ( $ 7,078 )
CBOT Ultra U.S. Treasury Bond 03/26 175 20,863,754 20,650,000 (213,754)
Eurex 2 Year Euro SCHATZ 03/26 4 502,696 501,998 (698)
Eurex 5 Year Euro BOBL 03/26 20 2,749,753 2,730,225 (19,528)
Eurex 30 Year Euro BUXL 03/26 25 3,303,139 3,235,325 (67,814)
Euro-BTP Italian Bond 03/26 37 5,236,893 5,225,715 (11,178)
( $ 320,050 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 173 36,086,510 36,120,508 (33,998)
CBOT 5 Year U.S. Treasury Notes 03/26 152 16,639,065 16,614,312 24,753
CBOT U.S. Long Bond 03/26 172 20,018,490 19,882,125 136,365
CBOT Ultra 10 Year U.S. Treasury Notes 03/26 22 2,535,471 2,530,344 5,127

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) As of December 31, 2025, forward foreign currency contracts outstanding were as follows:
(f) As of December 31, 2025, premiums received, and value of written options outstanding were as follows:
(g) As of December 31, 2025, swap agreements outstanding were as follows:
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Eurex 10 Year Euro BUND 03/26 72 $ 10,942,864 $ 10,794,259 $ 148,605
Eurex French Government OAT Bond 03/26 121 17,306,047 17,147,801 158,246
SFE 3 Year Australian Bond 03/26 16 1,121,144 1,121,101 43
$ 439,141
Total Futures Contracts $ 119,091
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 176,000 USD 204,709 01/26 BNP $ 2,214 $ –
USD 2,149,699 CAD 3,025,547 01/26 HSB – (55,843)
USD 683,133 DKK 4,402,173 01/26 BRC – (9,875)
USD 2,151,762 EUR 1,856,000 01/26 CIT – (30,340)
USD 18,780,742 EUR 16,221,620 01/26 SGN – (291,037)
USD 242,064 GBP 183,000 01/26 CIT – (4,608)
USD 4,080,472 JPY 635,318,106 01/26 HSB 21,567 –
USD 409,556 JPY 63,768,432 01/26 MSC 2,154 –
USD 5,965,250 JPY 932,958,538 01/26 SGN 4,786 –
Total Forward Foreign Currency Contracts $ 30,721 ( $ 391,703 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 17,538 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 $ 113,445 ( $ 39,200 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,342 (20,490)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (5,246)
$ 165,350 ( $ 64,936 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (79,327)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (20,385)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (7,148)
$ 165,351 ( $ 106,860 )
Total Interest Rate Swaptions $ 330,701 ( $ 171,796 )
- – - – - –
Total Written Options $ 430,788 ( $ 189,334 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.700% U.S. CPI Urban Consumers Z/Z LCH 01/14/26 $ 3,000,000 ( $ 8,251 ) $ – ( $ 8,251 )
2.820% U.S. CPI Urban Consumers Z/Z LCH 02/05/26 1,200,000 890 – 890

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.842% U.S. CPI Urban Consumers Z/Z LCH 02/13/26 $ 1,200,000 $ 1,214 $ – $ 1,214
3.323% U.S. CPI Urban Consumers Z/Z LCH 04/23/26 1,400,000 10,978 – 10,978
3.300% U.S. CPI Urban Consumers Z/Z LCH 06/04/26 1,700,000 9,024 – 9,024
3.435% U.S. CPI Urban Consumers Z/Z LCH 08/01/26 3,500,000 20,336 – 20,336
3.434% U.S. CPI Urban Consumers Z/Z LCH 08/27/26 3,500,000 22,695 – 22,695
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 14,780,000 (549,497) (112,656) (436,841)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (360,636) (305,429) (55,207)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,129,279) (954,413) (174,866)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (537,883) (462,962) (74,921)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (112,688) (96,657) (16,031)
3.750% 1 Day GBP SONIA A/A LCH 09/17/30 GBP 15,900,000 88,382 (78,116) 166,498
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,102,448) (1,165,781) 63,333
3.750% 1 Day GBP SONIA A/A LCH 03/18/31 GBP 6,500,000 34,209 28,145 6,064
2.879% 6 Month EURIBOR A/S LCH 08/15/32 EUR 4,700,000 73,620 583 73,037
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 5,000,000 (262,198) (67,990) (194,208)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 80,800 9,127 71,673
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 31,523 – 31,523
2.750% 6 Month EURIBOR A/S LCH 03/18/36 EUR 23,800,000 (503,098) 4,857 (507,955)
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 261 (1,250) 1,511
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 4,963 (30,243) 35,206
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 58,828 (11,342) 70,170
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 145,144 6,015 139,129
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 127,909 1,735 126,174
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 31,233 – 31,233
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 69,397 3,920 65,477
( $ 3,754,572 ) ( $ 3,232,457 ) ( $ 522,115 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 $ 2,100,000 $ 258,206 $ 203,223 $ 54,983
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 327,389 255,476 71,913
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 161,718 118,816 42,902
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 92,507 67,532 24,975
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 117,818 86,786 31,032
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 14,956 30,996 (16,040)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 21,373 47,983 (26,610)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 2,414 9,023 (6,609)
1.636% Eurostat Eurozone HICP Z/Z LCH 06/15/27 3,500,000 5,977 – 5,977
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 156,572 129,014 27,558
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 166,823 136,950 29,873
3.365% U.K. Retail Price Index Z/Z LCH 09/15/27 GBP 1,500,000 (20,437) – (20,437)
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 36,230 (2,008) 38,238
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 30,764 23,914 6,850
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 34,281 26,277 8,004
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 83,603 (4,576) 88,179
3.290% 1 Day USD SOFR A/A LCH 05/31/30 $ 7,914,700 33,667 (65) 33,732
3.375% 1 Day USD SOFR A/A LCH 05/31/30 10,523,300 10,350 10,309 41
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 5,100,000 616,298 535,506 80,792
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 181,001 6,669 174,332
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 (1,236) 12,440 (13,676)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 (61,019) (1,286) (59,733)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (22,128) (4,491) (17,637)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 994,686 714,233 280,453
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 1,026,161 736,488 289,673
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,851,765 1,329,984 521,781
4.010% 1 Day USD SOFR A/A LCH 11/15/53 $ 4,300,000 120,232 60,074 60,158
4.075% 1 Day USD SOFR A/A LCH 11/15/53 3,939,900 68,279 29,284 38,995
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 3,050,000 1,127,234 182,937 944,297
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 2,172,528 232,561 1,939,967

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.500% 1 Day USD SOFR A/A CME 06/20/54 $ 2,400,000 $ 283,460 $ 62,393 $ 221,067
3.000% 6 Month EURIBOR A/S LCH 03/18/56 EUR 5,370,000 320,208 (71,498) 391,706
$ 10,211,680 $ 4,964,944 $ 5,246,736
a –
Total Interest Rate Swaps $ 6,457,108 $ 1,732,487 $ 4,724,621
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27
1 Day USD SOFR
+ 3.840% Z MSC 01/15/26 $ 20,000,000 ( $ 50,379 ) $ – ( $ 50,379 )
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31
1 Day USD SOFR
+ 3.840% Z MSC 01/15/26 20,000,000 (116,860) – (116,860)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32
1 Day USD SOFR
+ 3.840% Z MSC 01/15/26 30,000,000 (189,833) – (189,833)
( $ 357,072 ) $ – ( $ 357,072 )
Total Swap Agreements $ 6,100,036 $ 1,732,487 $ 4,367,549
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ –
Liabilities – (357,072)
Centrally Cleared Swap Agreements (1)
Assets 5,103,250 6,353,643
Liabilities (3,370,763) (1,629,022)
$ 1,732,487 $ 4,367,549
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(h) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 3,308,888 $ – $ 3,308,888 $ –
Mortgage-Backed Securities 79,325,479 – 79,325,479 –
Asset-Backed Securities 24,036,712 – 24,036,712 –
U.S. Treasury Obligations 349,346,932 – 349,346,932 –
Foreign Government Bonds & Notes 21,384,699 – 21,384,699 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 30,721 – 30,721 –
Interest Rate Contracts
Futures 473,139 473,139 – –
Swaps 6,353,643 – 6,353,643 –
Total Interest Rate Contracts 6,826,782 473,139 6,353,643 –
Total Asset - Derivatives 6,857,503 473,139 6,384,364 –
Total Assets 484,260,213 473,139 483,787,074 –
a
Liabilities Sale-Buyback Financing Transactions (340,290,069) – (340,290,069) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (391,703) – (391,703) –
Interest Rate Contracts
Futures (354,048) (354,048) – –
Written Options (189,334) – (189,334) –
Swaps (1,986,094) – (1,986,094) –
Total Interest Rate Contracts (2,529,476) (354,048) (2,175,428) –
Total Liabilities - Derivatives (2,921,179) (354,048) (2,567,131) –
Total Liabilities (343,211,248) (354,048) (342,857,200) –
Total $ 141,048,965 $ 119,091 $ 140,929,874 $ –

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 22.2%
Basic Materials - 0.4%
Anglo American Capital PLC (South Africa)
5.750% due 04/05/34 ~ $ 605,000 $ 635,904
Corp. Nacional del Cobre de Chile (Chile)
6.440% due 01/26/36 ~ 270,000 293,053
DuPont de Nemours, Inc.
5.319% due 11/15/38  880,000 882,714
EIDP, Inc.
5.125% due 05/15/32  535,000 549,271
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 275,152
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 ~ 435,000 392,781
3,028,875
Communications - 1.1%
Amazon.com, Inc.
3.250% due 05/12/61  310,000 198,506
AT&T, Inc.
3.550% due 09/15/55  1,494,000 995,560
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.700% due 04/01/51  860,000 543,463
5.850% due 12/01/35  225,000 224,553
6.384% due 10/23/35  345,000 356,357
Comcast Corp.
2.887% due 11/01/51  560,000 327,734
5.168% due 01/15/37 ~ 507,000 500,175
5.350% due 05/15/53 † 1,000,000 898,997
Corning, Inc.
5.750% due 08/15/40  75,000 78,480
Meta Platforms, Inc.
4.875% due 11/15/35  580,000 579,448
5.400% due 08/15/54  150,000 139,672
5.500% due 11/15/45  590,000 573,258
5.600% due 05/15/53  610,000 584,282
5.625% due 11/15/55  70,000 67,237
NTT Finance Corp. (Japan)
5.171% due 07/16/32 ~ 510,000 523,527
T-Mobile USA, Inc.
3.400% due 10/15/52  625,000 420,567
3.875% due 04/15/30  360,000 354,084
Uber Technologies, Inc.
4.800% due 09/15/34  495,000 495,191
Verizon Communications, Inc.
3.400% due 03/22/41  910,000 713,427
8,574,518
Consumer, Cyclical - 1.0%
American Airlines Pass-Through Trust Class A
3.650% due 12/15/29  946,890 919,678
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  1,650,530 1,594,514
AutoZone, Inc.
1.650% due 01/15/31  165,000 144,652
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,282,213 1,235,882
Hyundai Capital America
2.375% due 10/15/27 ~ 740,000 718,574
McDonald's Corp.
3.625% due 09/01/49  475,000 350,006
a
Principal
Amount Value
Starbucks Corp.
3.350% due 03/12/50  $ 355,000 $ 242,655
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  385,417 368,808
3.700% due 09/01/31 † 985,653 942,505
United Airlines Pass-Through Trust Class B
3.650% due 07/07/27  1,087,222 1,086,902
7,604,176
Consumer, Non-Cyclical - 3.0%
AbbVie, Inc.
4.050% due 11/21/39  1,575,000 1,407,414
Altria Group, Inc.
2.450% due 02/04/32  190,000 168,204
Amgen, Inc.
3.150% due 02/21/40  248,000 195,686
4.663% due 06/15/51  23,000 19,700
5.600% due 03/02/43  995,000 1,001,382
5.650% due 03/02/53  219,000 214,592
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42  165,000 142,198
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 385,990
BAT Capital Corp. (United Kingdom)
4.390% due 08/15/37  770,000 709,775
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 205,182
Biogen, Inc.
5.750% due 05/15/35  280,000 294,844
Boston Scientific Corp.
4.550% due 03/01/39  167,000 159,386
6.250% due 11/15/35  215,000 241,466
Bristol-Myers Squibb Co.
3.700% due 03/15/52  385,000 283,125
4.125% due 06/15/39  500,000 454,343
4.250% due 10/26/49  357,000 292,020
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  615,000 565,084
3.200% due 04/21/31  1,000,000 942,873
Cardinal Health, Inc.
5.450% due 02/15/34  135,000 140,585
Cencora, Inc.
5.150% due 02/15/35  650,000 666,077
Cigna Group
5.250% due 01/15/36  1,195,000 1,217,350
CommonSpirit Health
3.910% due 10/01/50  650,000 486,934
CVS Health Corp.
4.875% due 07/20/35  500,000 492,207
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 406,366 379,683
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 234,215
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 265,000 270,969
5.643% due 03/13/27 ~ 500,000 508,732
Elevance Health, Inc.
2.875% due 09/15/29  370,000 352,845
6.100% due 10/15/52  205,000 212,212
Eli Lilly & Co.
5.000% due 02/09/54  220,000 205,731
Gilead Sciences, Inc.
2.600% due 10/01/40  581,000 430,368

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Global Payments, Inc.
3.200% due 08/15/29  $ 500,000 $ 477,037
5.550% due 11/15/35  810,000 805,403
HCA, Inc.
3.625% due 03/15/32  92,000 87,007
4.900% due 11/15/35  180,000 177,611
5.500% due 06/15/47  700,000 662,477
5.750% due 03/01/35  558,000 585,988
5.950% due 09/15/54  155,000 153,441
6.100% due 04/01/64  320,000 317,394
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750% due 12/01/31  245,000 233,159
6.750% due 03/15/34  650,000 718,526
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
5.500% due 01/15/36 ~ 510,000 518,559
6.375% due 04/15/66 ~ 575,000 573,952
Kraft Heinz Foods Co.
4.625% due 10/01/39  120,000 109,703
Kroger Co.
5.000% due 09/15/34  370,000 372,186
5.500% due 09/15/54  120,000 114,399
Mars, Inc.
5.650% due 05/01/45 ~ 405,000 408,482
MedStar Health, Inc.
3.626% due 08/15/49  520,000 382,202
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 129,912
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 425,302
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  750,000 710,655
Quanta Services, Inc.
2.350% due 01/15/32  665,000 586,636
5.100% due 08/09/35  370,000 370,955
Quest Diagnostics, Inc.
6.400% due 11/30/33  190,000 210,468
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  460,000 410,649
Solventum Corp.
5.600% due 03/23/34 † 590,000 614,119
UnitedHealth Group, Inc.
2.750% due 05/15/40  200,000 149,770
Verisk Analytics, Inc.
5.750% due 04/01/33  210,000 222,260
Zoetis, Inc.
5.600% due 11/16/32  175,000 186,180
23,995,604
Energy - 1.3%
Cheniere Energy Partners LP
5.550% due 10/30/35 ~ 180,000 184,127
Cheniere Energy, Inc.
5.650% due 04/15/34  310,000 321,732
Columbia Pipelines Operating Co. LLC
5.439% due 02/15/35 ~ 1,025,000 1,048,944
5.962% due 02/15/55 ~ † 675,000 665,644
Coterra Energy, Inc.
5.400% due 02/15/35  350,000 355,372
Devon Energy Corp.
5.750% due 09/15/54  115,000 105,747
DT Midstream, Inc.
4.300% due 04/15/32 ~ 540,000 522,355
a
Principal
Amount Value
Eastern Energy Gas Holdings LLC
6.200% due 01/15/55  $ 150,000 $ 155,774
Enbridge, Inc. (Canada)
5.700% due 03/08/33  700,000 737,654
Energy Transfer LP
4.900% due 03/15/35  590,000 576,156
6.100% due 02/15/42  455,000 455,761
Eni SpA (Italy)
5.950% due 05/15/54 ~ 370,000 367,254
Exxon Mobil Corp.
3.095% due 08/16/49  515,000 352,796
Galaxy Pipeline Assets Bidco Ltd. (United Arab
Emirates)
2.940% due 09/30/40 ~ 476,509 406,351
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 279,179
MPLX LP
5.400% due 04/01/35  605,000 609,700
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 545,000 502,242
Pioneer Natural Resources Co.
1.900% due 08/15/30  240,000 217,479
Shell Finance U.S., Inc.
5.125% due 10/15/41 ~ 105,000 102,397
Shell International Finance BV
2.875% due 11/26/41  175,000 129,844
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026% due 10/01/29  135,000 136,991
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  210,000 222,341
Targa Resources Corp.
4.900% due 09/15/30  526,000 536,741
TotalEnergies Capital International SA (France)
2.986% due 06/29/41  805,000 610,655
Western Midstream Operating LP
5.250% due 02/01/50  165,000 141,354
Williams Cos., Inc.
5.600% due 03/15/35  680,000 708,762
10,453,352
Financial - 10.8%
ABN AMRO Bank NV (Netherlands)
5.515% due 12/03/35 ~ 800,000 826,479
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  1,425,000 1,316,136
AIB Group PLC (Ireland)
5.320% due 05/15/31 ~ 760,000 784,788
6.608% due 09/13/29 ~ 630,000 669,224
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ 200,000 204,442
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  335,000 313,352
American Express Co.
4.804% due 10/24/36  30,000 29,635
4.918% due 07/20/33  105,000 106,894
5.442% due 01/30/36  645,000 670,229
American Tower Corp.
3.100% due 06/15/50  351,000 230,895
4.700% due 12/15/32  410,000 410,212
Aon North America, Inc.
5.450% due 03/01/34  340,000 353,447
5.750% due 03/01/54  475,000 472,942

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Athene Global Funding
2.500% due 03/24/28 ~ $ 885,000 $ 850,512
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 195,000 198,080
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,222,000 1,185,704
4.700% due 01/30/31 ~ 250,000 248,455
4.950% due 01/15/28 ~ 545,000 551,881
5.150% due 01/15/30 ~ 1,000,000 1,016,879
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 196,644
5.127% due 11/06/35  600,000 600,021
Bank of America Corp.
1.734% due 07/22/27  930,000 918,262
2.676% due 06/19/41  590,000 435,590
5.015% due 07/22/33  2,105,000 2,147,130
5.872% due 09/15/34  1,795,000 1,916,213
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,000,000 984,401
5.601% due 03/20/30 ~ 290,000 301,394
Bank of New York Mellon Corp.
6.474% due 10/25/34  320,000 358,516
Banque Federative du Credit Mutuel SA (France)
5.790% due 07/13/28 ~ 900,000 935,043
Barclays PLC (United Kingdom)
2.894% due 11/24/32  828,000 754,816
5.367% due 02/25/31  200,000 206,753
5.785% due 02/25/36  200,000 209,433
5.829% due 05/09/27  670,000 673,878
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 529,630
5.085% due 05/09/31 ~ 885,000 903,822
5.283% due 11/19/30 ~ 900,000 926,730
5.497% due 05/20/30 ~ 374,000 387,243
BPCE SA (France)
4.750% due 07/19/27 ~ 340,000 344,170
5.389% due 05/28/31 ~ † 540,000 554,563
5.936% due 05/30/35 ~ 900,000 938,896
6.027% due 05/28/36 ~ 690,000 723,855
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 233,970
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 361,887
Brown & Brown, Inc.
5.250% due 06/23/32  510,000 522,697
6.250% due 06/23/55  435,000 452,908
CaixaBank SA (Spain)
5.581% due 07/03/36 ~ 1,100,000 1,130,610
5.673% due 03/15/30 ~ 327,000 339,768
6.037% due 06/15/35 ~ 200,000 213,264
6.840% due 09/13/34 ~ 464,000 517,859
Capital One Financial Corp.
3.800% due 01/31/28  500,000 498,099
5.197% due 09/11/36  345,000 343,389
Citigroup, Inc.
3.057% due 01/25/33  1,959,000 1,795,057
4.450% due 09/29/27  485,000 488,289
4.503% due 09/11/31  385,000 386,296
5.174% due 09/11/36  315,000 318,083
Cooperatieve Rabobank UA (Netherlands)
4.990% due 05/27/31 ~ 565,000 578,421
Corebridge Financial, Inc.
3.850% due 04/05/29  270,000 265,762
a
Principal
Amount Value
Corebridge Global Funding
4.900% due 08/21/32 ~ $ 105,000 $ 105,695
Credit Agricole SA (France)
4.818% due 09/25/33 ~ 515,000 514,518
5.222% due 05/27/31 ~ 410,000 421,073
5.230% due 01/09/29 ~ 386,000 394,336
Crown Castle, Inc.
2.900% due 04/01/41  350,000 255,628
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 282,000 284,466
5.019% due 03/04/31 ~ 255,000 260,529
5.705% due 03/01/30 ~ 475,000 493,685
Deutsche Bank AG (Germany)
4.469% due 12/10/31  150,000 149,522
4.950% due 08/04/31  665,000 671,876
4.999% due 09/11/30  205,000 208,223
5.297% due 05/09/31  1,710,000 1,752,448
6.720% due 01/18/29  280,000 293,202
6.819% due 11/20/29  380,000 405,636
7.146% due 07/13/27  270,000 274,169
Essex Portfolio LP
5.500% due 04/01/34  190,000 197,320
F&G Annuities & Life, Inc.
6.500% due 06/04/29  245,000 255,587
Goldman Sachs Group, Inc.
4.939% due 10/21/36  280,000 278,069
5.218% due 04/23/31  2,006,000 2,072,301
5.330% due 07/23/35  1,200,000 1,233,371
5.851% due 04/25/35  890,000 946,546
Healthpeak OP LLC
2.875% due 01/15/31  510,000 472,829
5.375% due 02/15/35 † 345,000 352,492
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  635,000 613,098
2.206% due 08/17/29  1,495,000 1,423,460
5.130% due 03/03/31  200,000 205,037
5.133% due 11/06/36  515,000 516,606
Huntington National Bank
5.650% due 01/10/30 † 513,000 538,009
KBC Group NV (Belgium)
4.454% due 09/23/31 ~ 1,030,000 1,028,490
6.324% due 09/21/34 ~ 740,000 807,351
KeyCorp
4.789% due 06/01/33  115,000 114,979
5.121% due 04/04/31  255,000 261,953
Lloyds Banking Group PLC (United Kingdom)
4.943% due 11/04/36  800,000 791,801
M&T Bank Corp.
5.179% due 07/08/31  450,000 462,469
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150% due 03/17/30 ~ 162,000 164,347
5.200% due 03/27/28 ~ 110,000 111,691
6.500% due 03/26/31 ~ 665,000 712,591
Macquarie Group Ltd. (Australia)
2.871% due 01/14/33 ~ 440,000 398,542
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.159% due 04/24/31  200,000 206,182
5.188% due 09/12/36  465,000 472,623
Mizuho Financial Group, Inc. (Japan)
4.711% due 07/08/31  495,000 501,535
5.323% due 07/08/36  1,165,000 1,197,236

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Morgan Stanley
5.320% due 07/19/35  $ 380,000 $ 391,306
5.466% due 01/18/35  1,091,000 1,134,469
5.587% due 01/18/36  685,000 716,077
5.656% due 04/18/30  705,000 734,709
Nasdaq, Inc.
5.550% due 02/15/34  101,000 106,102
5.950% due 08/15/53  205,000 213,184
Nationwide Building Society (United Kingdom)
5.537% due 07/14/36 ~ 1,030,000 1,064,378
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 517,260
5.115% due 05/23/31  200,000 205,472
5.778% due 03/01/35 † 755,000 798,745
NatWest Markets PLC (United Kingdom)
5.410% due 05/17/29 ~ 820,000 851,041
New York Life Insurance Co.
3.750% due 05/15/50 ~ 540,000 401,524
NNN REIT, Inc.
5.500% due 06/15/34  310,000 321,802
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  215,000 224,309
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 514,834
5.373% due 07/21/36  515,000 529,895
Prudential Financial, Inc.
3.905% due 12/07/47  530,000 417,894
Royal Bank of Canada (Canada)
4.650% due 10/18/30  310,000 314,492
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  400,000 417,258
6.534% due 01/10/29  1,400,000 1,463,139
Skandinaviska Enskilda Banken AB (Sweden)
4.500% due 09/03/30 ~ 335,000 336,548
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 450,206
5.512% due 05/22/31 ~ 2,837,000 2,926,323
6.691% due 01/10/34 ~ 400,000 435,770
Standard Chartered PLC (United Kingdom)
5.688% due 05/14/28 ~ 237,000 241,906
State Street Corp.
4.784% due 10/23/36  210,000 208,988
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.954% due 07/08/33  1,000,000 1,020,556
Teachers Insurance & Annuity Association of
America
3.300% due 05/15/50 ~ 555,000 381,572
Toronto-Dominion Bank (Canada)
5.298% due 01/30/32  240,000 250,909
Truist Financial Corp.
4.964% due 10/23/36  480,000 475,069
5.122% due 01/26/34  520,000 529,976
7.161% due 10/30/29  311,000 335,559
U.S. Bancorp
5.083% due 05/15/31  395,000 407,525
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 785,000 780,871
4.398% due 09/23/31 ~ 200,000 199,085
4.844% due 11/06/33 ~ 560,000 560,699
5.010% due 03/23/37 ~ 475,000 470,997
UDR, Inc.
2.100% due 08/01/32  555,000 475,218
a
Principal
Amount Value
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ $ 1,020,000 $ 1,010,806
Wells Fargo & Co.
4.611% due 04/25/53  780,000 671,671
5.198% due 01/23/30  1,220,000 1,256,657
5.211% due 12/03/35  220,000 224,838
5.557% due 07/25/34  470,000 493,017
5.605% due 04/23/36  2,105,000 2,207,156
WP Carey, Inc.
2.250% due 04/01/33  325,000 274,277
2.400% due 02/01/31  420,000 379,247
85,998,405
Industrial - 0.7%
Amphenol Corp.
5.300% due 11/15/55  400,000 382,404
Avolon Holdings Funding Ltd. (Ireland)
4.900% due 10/10/30 ~ 145,000 145,832
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 485,000 469,053
Boeing Co.
6.388% due 05/01/31  355,000 385,413
6.528% due 05/01/34  1,380,000 1,527,260
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  340,000 301,240
CSX Corp.
3.800% due 11/01/46  320,000 251,262
L3Harris Technologies, Inc.
5.400% due 07/31/33  705,000 734,535
Masco Corp.
2.000% due 10/01/30  227,000 202,722
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 117,979
RTX Corp.
5.375% due 02/27/53  725,000 700,406
Tyco Electronics Group SA (Switzerland)
4.500% due 02/09/31  730,000 738,562
5,956,668
Technology - 1.0%
Accenture Capital, Inc.
4.500% due 10/04/34  505,000 498,248
Analog Devices, Inc.
2.800% due 10/01/41  129,000 95,220
Broadcom, Inc.
3.187% due 11/15/36 ~ 148,000 125,574
4.800% due 02/15/36  218,000 215,196
5.050% due 07/12/29  470,000 484,028
CGI, Inc. (Canada)
2.300% due 09/14/31  435,000 386,391
Dell International LLC/EMC Corp.
5.300% due 04/01/32  530,000 545,280
Fiserv, Inc.
5.150% due 08/12/34  305,000 302,751
Intel Corp.
3.050% due 08/12/51  300,000 184,619
3.734% due 12/08/47  180,000 128,567
Intuit, Inc.
5.500% due 09/15/53  145,000 143,377
Leidos, Inc.
2.300% due 02/15/31  700,000 630,690
Marvell Technology, Inc.
2.950% due 04/15/31  465,000 430,992
4.750% due 07/15/30  480,000 486,456

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.450% due 07/15/35 † $ 701,000 $ 722,513
Oracle Corp.
3.600% due 04/01/50  1,505,000 938,517
4.800% due 09/26/32  255,000 246,252
5.875% due 09/26/45  155,000 140,062
Roper Technologies, Inc.
1.750% due 02/15/31  645,000 566,104
Synopsys, Inc.
5.150% due 04/01/35  535,000 543,939
5.700% due 04/01/55  245,000 243,298
8,058,074
Utilities - 2.9%
AES Corp.
5.800% due 03/15/32  975,000 1,000,459
Baltimore Gas & Electric Co.
5.400% due 06/01/53  635,000 611,246
Consolidated Edison Co. of New York, Inc.
3.950% due 04/01/50  540,000 421,745
Constellation Energy Generation LLC
5.600% due 06/15/42  1,010,000 1,014,432
5.800% due 03/01/33  181,000 193,280
Dominion Energy, Inc.
3.300% due 04/15/41  760,000 579,267
DTE Electric Co.
3.950% due 03/01/49  705,000 554,570
Duke Energy Corp.
5.700% due 09/15/55  265,000 257,837
6.100% due 09/15/53  850,000 881,385
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 1,380,000 1,229,017
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  380,000 324,573
Enel Finance International NV (Italy)
4.750% due 05/25/47 ~ 410,000 355,342
5.000% due 09/30/35 ~ 200,000 199,197
Entergy Arkansas LLC
5.750% due 06/01/54  330,000 334,271
Entergy Mississippi LLC
5.000% due 09/01/33  615,000 626,309
5.850% due 06/01/54  480,000 486,125
Evergy Metro, Inc.
5.400% due 04/01/34  106,000 110,535
Evergy, Inc.
2.900% due 09/15/29  119,000 113,580
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ 525,000 446,605
Interstate Power & Light Co.
3.500% due 09/30/49 † 890,000 637,699
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 340,224
5.300% due 07/01/43  150,000 144,931
Jersey Central Power & Light Co.
5.100% due 01/15/35  130,000 131,541
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 338,426
Nevada Power Co.
6.000% due 03/15/54  350,000 359,369
Niagara Mohawk Power Corp.
5.996% due 07/03/55 ~ 225,000 228,693
Pacific Gas & Electric Co.
3.750% due 08/15/42  191,000 145,042
4.300% due 03/15/45  325,000 259,050
6.000% due 08/15/35  280,000 294,483
a
Principal
Amount Value
6.750% due 01/15/53  $ 390,000 $ 416,938
PG&E Recovery Funding LLC
5.231% due 06/01/42  105,000 106,421
5.529% due 06/01/51  125,000 125,313
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 316,793
5.099% due 06/01/54  415,000 388,519
5.212% due 12/01/49  225,000 217,860
Potomac Electric Power Co.
6.500% due 11/15/37  185,000 208,043
Public Service Co. of Oklahoma
5.250% due 01/15/33  675,000 694,485
5.450% due 01/15/36  795,000 816,833
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  250,000 258,379
Puget Energy, Inc.
2.379% due 06/15/28  180,000 172,443
5.725% due 03/15/35  155,000 159,511
Puget Sound Energy, Inc.
5.448% due 06/01/53  215,000 207,667
San Diego Gas & Electric Co.
2.950% due 08/15/51  445,000 284,036
5.350% due 04/01/53  375,000 355,892
SCE Recovery Funding LLC
4.697% due 06/15/42  523,226 521,586
5.112% due 12/14/49  240,000 227,057
5.341% due 03/15/47  270,000 270,708
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 983,554
5.875% due 12/01/53  841,000 806,473
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 860,037
Southern Power Co.
5.150% due 09/15/41  895,000 865,387
Union Electric Co.
5.200% due 04/01/34  705,000 726,289
Virginia Electric & Power Co.
5.650% due 03/15/55  515,000 506,211
Vistra Operations Co. LLC
6.000% due 04/15/34 ~ 392,000 413,406
23,529,074
Total Corporate Bonds & Notes
    (Cost $180,118,079) 177,198,746
MORTGAGE-BACKED SECURITIES - 27.2%
Collateralized Mortgage Obligations - Commercial - 1.2%
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 419,250 404,680
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
1.195% due 11/25/30 § 18,945,000 979,292
1.211% due 10/25/30 § 15,300,000 788,704
1.357% due 12/25/29 § 8,665,282 389,318
FREMF Mortgage Trust
3.508% due 01/25/26 ~ § 2,100,000 2,093,231
3.882% due 01/25/50 ~ § 2,385,000 2,369,693
4.137% due 04/25/48 ~ § 2,000,000 1,993,221
MHC Commercial Mortgage Trust
5.965% (SOFR + 2.215%)
due 04/15/38 ~ § 10,248 10,256

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
5.115% (SOFR + 1.364%)
due 02/15/40 ~ § $ 280,120 $ 280,285
9,308,680
Collateralized Mortgage Obligations - Residential - 2.8%
Federal Home Loan Mortgage Corp. REMICS
1.500% due 01/25/51  2,230,974 1,823,044
2.000% due 12/25/51  1,656,354 1,489,175
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
3.000% due 05/25/60 - 10/25/62 6,719,952 5,918,897
3.250% due 11/25/61  1,400,157 1,222,449
3.500% due 11/25/57  2,000,083 1,801,157
Federal National Mortgage Association REMICS
1.250% due 06/25/50  1,742,270 1,365,876
Government National Mortgage Association
REMICS (IO)
0.116% due 03/20/71 § 37,533,776 1,166,801
Grene Energy Senior
11.000% due 01/25/27  124,058 102,869
PRPM LLC
4.000% due 11/25/53 ~ § 594,575 589,910
Seasoned Credit Risk Transfer Trust
3.250% due 06/25/65  1,029,373 882,901
Seasoned Loans Structured Transaction Trust
3.000% due 05/25/35  3,345,269 3,113,845
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 2,955,767 2,690,442
4.000% due 11/25/47 ~ § 208,121 206,173
22,373,539
Federal Home Loan Mortgage Corp. - 0.8%
2.500% due 05/01/51 - 08/01/51 5,238,955 4,493,943
3.000% due 04/01/52  2,662,124 2,373,505
6,867,448
Federal National Mortgage Association - 15.5%
1.090% due 04/01/28  2,763,700 2,597,882
1.440% due 01/01/31  1,400,000 1,229,305
1.560% due 01/01/31  2,700,000 2,385,601
1.755% due 03/01/32 § 3,281,348 2,863,040
1.815% due 01/01/31  973,194 873,539
2.010% due 01/01/32  2,200,000 1,944,308
2.140% due 12/01/33  2,451,421 2,109,712
2.160% due 12/01/33  2,980,584 2,568,651
2.320% due 02/01/35  1,893,487 1,594,272
2.500% due 05/01/51 - 03/01/62 41,106,830 35,080,024
2.510% due 10/01/30  2,730,000 2,540,783
2.550% due 10/01/30  874,252 817,841
3.000% due 05/01/47 - 03/01/61 15,517,466 13,883,953
3.040% due 07/01/32  2,807,267 2,635,359
3.080% due 05/01/32  1,875,000 1,754,508
3.140% due 07/01/32  1,710,000 1,604,128
3.190% due 07/01/33  1,663,762 1,555,254
3.260% due 02/01/31  800,000 768,596
3.500% due 03/01/61 - 12/01/62 2,893,407 2,646,304
3.610% due 01/01/37  2,154,879 2,082,916
3.670% due 09/01/32  546,000 521,673
3.750% due 09/01/32  2,559,152 2,488,570
3.790% due 12/01/30  2,610,000 2,575,563
3.800% due 09/01/32  2,210,061 2,141,354
3.805% due 11/01/32  1,470,000 1,424,874
3.830% due 09/01/32  2,500,000 2,426,664
a
Principal
Amount Value
3.910% due 08/01/32  $ 1,300,000 $ 1,265,942
4.000% due 06/01/47 - 06/01/52 5,359,741 5,118,023
4.090% due 09/01/31 - 02/01/34 4,437,436 4,320,716
4.230% due 10/01/32  2,285,000 2,266,642
4.550% due 10/01/32  1,030,000 1,044,546
4.960% due 01/01/34  1,610,000 1,650,649
5.000% due 07/01/52 - 01/01/59 4,060,606 4,116,565
5.010% due 12/01/35  1,990,902 2,040,102
5.500% due 09/01/52 - 10/01/52 3,934,493 4,064,858
6.000% due 12/01/61  2,311,846 2,428,236
123,430,953
Government National Mortgage Association - 6.9%
2.500% due 10/20/45 - 10/20/50 2,095,611 1,803,514
2.804% due 07/20/71 § 2,557,753 2,309,292
2.938% due 10/20/70 § 1,732,232 1,582,900
3.000% due 08/20/50 - 03/20/52 4,325,194 3,886,681
3.099% due 12/20/71 § 2,894,240 2,640,699
3.500% due 10/20/50 - 04/20/52 17,156,375 15,634,870
4.000% due 12/20/51 - 07/20/65 9,566,078 9,076,702
4.500% due 07/20/52 - 08/20/52 5,587,995 5,502,718
5.000% due 07/20/52 - 06/20/63 8,484,307 8,513,227
5.500% due 09/20/52 - 07/20/53 3,727,686 3,805,129
54,755,732
Total Mortgage-Backed Securities
    (Cost $226,294,612) 216,736,352
ASSET-BACKED SECURITIES - 11.4%
Automobile Other - 2.1%
American Credit Acceptance Receivables Trust
5.110% due 03/12/31 ~ 900,000 909,450
AutoNation Finance Trust
5.030% due 08/12/30 ~ 1,000,000 1,019,039
5.190% due 12/10/30 ~ 820,000 836,122
Bridgecrest Lending Auto Securitization Trust
5.620% due 03/17/31  1,430,000 1,453,767
Consumer Portfolio Services Auto Trust
5.120% due 07/15/31 ~ 1,170,000 1,180,998
Drive Auto Receivables Trust
5.410% due 09/15/32  1,300,000 1,316,891
Exeter Automobile Receivables Trust
5.230% due 01/15/32  1,410,000 1,416,672
5.570% due 10/15/31  1,000,000 1,020,105
GLS Auto Receivables Issuer Trust
5.110% due 01/15/31 ~ 1,200,000 1,213,993
5.590% due 01/15/31 ~ 2,000,000 2,027,012
Santander Drive Auto Receivables Trust
4.680% due 09/15/31  820,000 825,766
4.950% due 01/15/32  440,000 442,150
6.280% due 08/15/31  1,500,000 1,549,105
Western Funding Auto Loan Trust
5.340% due 11/15/35 ~ 1,270,000 1,287,345
16,498,415
Automobile Sequential - 0.3%
Hyundai Auto Lease Securitization Trust
4.380% due 06/15/29 ~ 900,000 907,045
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 1,015,000 1,019,000

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Stellantis Financial Underwritten Enhanced
Lease Trust
4.500% due 03/20/29 ~ $ 950,000 $ 959,065
2,885,110
Credit Card Bullet - 0.1%
Perimeter Master Note Business Trust
5.580% due 12/16/30 ~ 1,000,000 1,006,599
Credit Card Other - 0.3%
Continental Finance Credit Card ABS Master
Trust
6.190% due 10/15/30 ~ 1,065,148 1,069,421
Mission Lane Credit Card Master Trust
5.060% due 09/15/31 ~ 1,050,000 1,058,027
2,127,448
Manufactured Housing Sequential - 0.5%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,176,553
4.250% due 08/25/54 ~ § 2,803,531 2,747,685
3,924,238
Other Asset-Backed Securities - 8.1%
AMSR Trust
2.327% due 10/17/38 ~ 1,342,000 1,310,636
2.751% due 06/17/38 ~ 3,950,000 3,742,295
4.000% due 10/17/39 ~ 3,000,000 2,919,867
Aqua Finance Issuer Trust
5.040% due 05/17/51 ~ 715,000 723,040
Aqua Finance Trust
3.140% due 07/17/46 ~ 2,000,000 1,850,848
3.970% due 07/17/46 ~ 839,940 815,483
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,021,492 1,037,917
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,221,926 1,233,489
CFIN Issuer LLC
4.750% due 02/16/26 ~ § 222,806 223,804
Cherry Securitization Trust
6.130% due 11/15/32 ~ 1,000,000 1,015,898
Crossroads Asset Trust
5.200% due 02/20/32 ~ 235,000 237,923
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,294,193
Diversified Abs Phase VI LLC
7.500% due 11/28/39  958,256 963,512
DP Lion Holdco LLC
8.243% due 11/30/43  829,735 859,175
FirstKey Homes Trust
5.197% due 05/19/39 ~ 915,000 913,696
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,446,991
3.850% due 10/25/26 ~ § 2,100,000 2,037,097
4.450% due 01/25/26 ~ § 2,700,000 2,688,367
6.190% due 04/25/27 ~ 3,000,000 3,012,863
6.500% due 03/26/27 ~ § 2,550,000 2,588,154
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,561,990 1,562,090
GoodLeap Home Improvement Solutions Trust
5.000% due 10/20/49 ~ 1,170,662 1,176,486
Hilton Grand Vacations Trust
4.730% due 05/25/44 ~ 554,293 557,509
Jonah Energy ABS II LLC
7.200% due 12/10/37 ~ 806,979 825,064
a
Principal
Amount Value
Jonah Energy LLC
7.800% due 11/10/37  $ 1,346,978 $ 1,377,554
Mariner Finance Issuance Trust
6.540% due 05/20/38 ~ 1,350,000 1,380,917
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,052,954 1,089,334
MVW LLC
1.140% due 01/22/41 ~ 243,567 235,632
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,481,399
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~ 1,147,551 1,134,037
OneMain Financial Issuance Trust
2.210% due 09/14/35 ~ 1,230,000 1,185,764
3.450% due 09/14/35 ~ 675,000 654,034
Oportun Issuance Trust
5.280% due 05/09/33 ~ 2,000,000 2,003,914
5.310% due 02/08/33 ~ 1,655,000 1,661,315
Progress Residential Trust
2.425% due 07/17/38 ~ 2,530,000 2,498,934
2.538% due 05/17/26 ~ 1,650,000 1,638,940
2.811% due 11/17/40 ~ 1,000,000 939,005
4.000% due 12/17/42 ~ 535,000 510,780
5.200% due 04/17/39 ~ 1,685,000 1,679,335
Reach ABS Trust
5.120% due 08/18/32 ~ 830,000 838,646
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 2,385,000 2,486,515
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 148,578 148,298
Stream Innovations Issuer Trust
6.120% due 09/15/45 ~ 993,741 1,011,784
UPX HIL Issuer Trust
5.160% due 01/25/47 ~ 1,371,531 1,383,232
64,375,766
Total Asset-Backed Securities
    (Cost $89,731,457) 90,817,576
U.S. TREASURY OBLIGATIONS - 37.2%
U.S. Treasury Bonds - 6.3%
2.250% due 08/15/49  2,795,000 1,753,644
2.375% due 05/15/51  260,000 163,942
2.875% due 05/15/52  5,490,000 3,837,746
3.000% due 08/15/48  4,770,000 3,533,154
3.125% due 02/15/43  368,000 297,749
3.250% due 05/15/42  21,235,000 17,716,294
3.375% due 05/15/44  7,975,000 6,584,359
3.750% due 11/15/43  6,045,000 5,299,529
3.875% due 05/15/43  260,000 233,320
4.125% due 08/15/44  11,250,000 10,328,467
4.750% due 05/15/55  195,000 191,664
49,939,868
U.S. Treasury Notes - 30.7%
1.625% due 05/15/31  565,000 506,293
3.125% due 08/31/29  145,000 142,576
3.500% due 11/15/28  2,722,000 2,719,342
3.625% due 08/31/30  26,140,000 26,051,675
3.625% due 10/31/30  27,128,000 27,017,792
3.750% due 04/15/28  19,970,000 20,076,481
3.750% due 10/31/32  18,161,000 17,962,364

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
3.875% due 08/31/32  $ 12,215,000 $ 12,185,178
4.000% due 04/30/32  4,075,000 4,102,220
4.000% due 02/15/34  51,691,000 51,541,582
4.125% due 05/31/32  2,505,000 2,538,318
4.250% due 11/15/34  30,345,000 30,670,379
4.250% due 08/15/35  24,325,000 24,503,637
4.500% due 11/15/33  7,575,000 7,823,111
4.625% due 02/15/35  16,445,000 17,073,571
244,914,519
U.S. Treasury Strip Coupons - 0.2%
due 11/15/40  2,320,000 1,133,447
due 02/15/41  1,486,372 715,629
1,849,076
Total U.S. Treasury Obligations
    (Cost $299,777,536) 296,703,463
FOREIGN GOVERNMENT BONDS & NOTES - 0.7%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
1,365,000
1,392,081
Mexico Government (Mexico)
4.400% due 02/12/52
1,995,000
1,460,839
4.600% due 01/23/46 †
480,000
377,760
5.375% due 03/22/33
1,411,000
1,403,240
5.850% due 07/02/32
631,000
649,084
Republic of Poland Government (Poland)
5.500% due 03/18/54
430,000
412,771
Total Foreign Government Bonds & Notes
    (Cost $5,848,344) 5,695,775
MUNICIPAL BONDS - 0.2%
Oklahoma Development Finance Authority
Class A3
4.714% due 05/01/52  445,000 410,508
Regents of the University of California Medical
Center Pooled Revenue
3.706% due 05/15/20  675,000 426,331
Texas Natural Gas Securitization Finance Corp.
Class A1
5.102% due 04/01/35  372,602 382,658
Total Municipal Bonds
    (Cost $1,494,353) 1,219,497
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $803,264,381) 788,371,409
Shares
SECURITIES LENDING COLLATERAL - 0.6%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,054,066 1,054,066
Principal
Amount Value
Repurchase Agreements - 0.5%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,184,658; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,228,352) $ 2,184,185 $ 2,184,185
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,799,764; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,839,450) 1,797,150 1,797,150
3,981,335
Total Securities Lending Collateral
(Cost $5,035,401) 5,035,401
a
TOTAL INVESTMENTS - 99.5%
(Cost $808,299,782) 793,406,810
OTHER ASSETS & LIABILITIES, NET - 0.5% 4,348,412
NET ASSETS - 100.0% $ 797,755,222
U.S. Treasury Obligations 37 .2%
Mortgage-Backed Securities 27 .2%
Corporate Bonds & Notes 22 .2%
Asset-Backed Securities 11 .4%
Others (each less than 3.0%) 1 .5%
99 .5%
Other Assets and Liabilities, Net 0 .5%
100 .0%

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 177,198,746 $ – $ 177,198,746 $ –
Mortgage-Backed Securities 216,736,352 – 216,736,352 –
Asset-Backed Securities 90,817,576 – 90,817,576 –
U.S. Treasury Obligations 296,703,463 – 296,703,463 –
Foreign Government Bonds & Notes 5,695,775 – 5,695,775 –
Municipal Bonds 1,219,497 – 1,219,497 –
Securities Lending Collateral 5,035,401 1,054,066 3,981,335 –
Total $ 793,406,810 $ 1,054,066 $ 792,352,744 $ –

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.9%
Basic Materials - 1.4%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,105,000 $ 1,088,204
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 3,400,000 3,229,258
3.625% due 08/01/27 ~ † 477,000 472,481
Freeport-McMoRan, Inc.
4.125% due 03/01/28  552,000 550,592
5.250% due 09/01/29  655,000 666,213
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 3,180,000 3,267,677
MEGlobal BV (Kuwait)
2.625% due 04/28/28 ~ 3,790,000 3,642,848
Nutrien Ltd. (Canada)
4.900% due 03/27/28 † 1,015,000 1,034,280
Sherwin-Williams Co.
4.550% due 03/01/28  1,750,000 1,771,410
Steel Dynamics, Inc.
4.000% due 12/15/28  3,525,000 3,522,069
19,245,032
Communications - 2.1%
AT&T, Inc.
4.100% due 02/15/28  750,000 750,779
Comcast Corp.
4.150% due 10/15/28  445,000 447,515
Cox Communications, Inc.
3.350% due 09/15/26 ~ 880,000 875,569
3.500% due 08/15/27 ~ 935,000 924,976
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 1,037,165
KT Corp. (South Korea)
4.125% due 02/02/28 ~ 600,000 600,900
4.375% due 01/03/29 ~ 1,970,000 1,981,843
Meta Platforms, Inc.
4.200% due 11/15/30  2,870,000 2,876,800
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,781,196
NTT Finance Corp. (Japan)
4.620% due 07/16/28 ~ 1,375,000 1,393,510
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,845,000 2,817,552
5.000% due 02/15/29 † 3,760,000 3,832,771
Uber Technologies, Inc.
4.500% due 08/15/29 ~ † 3,487,000 3,493,967
Verizon Communications, Inc.
2.100% due 03/22/28  3,030,000 2,909,653
4.750% due 01/15/33  1,465,000 1,464,286
28,188,482
Consumer, Cyclical - 4.6%
American Honda Finance Corp.
5.650% due 11/15/28 † 2,285,000 2,386,122
AutoZone, Inc.
5.125% due 06/15/30  1,560,000 1,609,606
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ 3,605,000 3,644,920
Daimler Truck Finance North America LLC
(Germany)
4.300% due 08/12/27 ~ 1,470,000 1,477,282
5.000% due 01/15/27 ~ 305,000 308,026
5.125% due 09/25/27 ~ 1,725,000 1,753,771
a
Principal
Amount Value
Darden Restaurants, Inc.
4.350% due 10/15/27  $ 1,555,000 $ 1,563,319
Delta Air Lines, Inc.
4.950% due 07/10/28  1,295,000 1,318,628
Dollar General Corp.
4.125% due 05/01/28  1,979,000 1,983,887
5.200% due 07/05/28  1,839,000 1,886,945
Ford Motor Credit Co. LLC
5.125% due 11/05/26  1,785,000 1,795,217
5.800% due 03/05/27  1,275,000 1,291,413
5.918% due 03/20/28  2,685,000 2,748,964
General Motors Financial Co., Inc.
5.050% due 04/04/28  2,790,000 2,843,946
5.350% due 07/15/27  1,702,000 1,732,466
5.400% due 04/06/26  855,000 858,048
5.400% due 05/08/27  836,000 849,983
Hyundai Capital America
4.850% due 03/25/27 ~ 1,745,000 1,761,375
4.875% due 06/23/27 ~ 1,495,000 1,511,922
5.000% due 01/07/28 ~ 1,915,000 1,945,728
5.250% due 01/08/27 ~ 460,000 465,406
5.500% due 03/30/26 ~ 760,000 762,531
5.600% due 03/30/28 ~ 1,255,000 1,291,974
LG Energy Solution Ltd. (South Korea)
5.375% due 07/02/27 ~ 2,150,000 2,182,524
Lowe's Cos., Inc.
4.000% due 10/15/28  900,000 902,062
O'Reilly Automotive, Inc.
4.350% due 06/01/28  1,737,000 1,752,987
Ross Stores, Inc.
0.875% due 04/15/26  3,000,000 2,973,926
Sands China Ltd. (Macau)
3.800% due 01/08/26  1,100,000 1,099,948
Southwest Airlines Co.
4.375% due 11/15/28  2,360,000 2,365,519
Starbucks Corp.
4.000% due 11/15/28  1,510,000 1,508,766
TML Holdings Pte. Ltd. (India)
4.350% due 06/09/26 ~ 2,200,000 2,194,334
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 440,000 441,557
4.850% due 08/15/27 ~ 2,705,000 2,732,847
5.050% due 03/27/28 ~ 1,220,000 1,239,234
5.700% due 09/12/26 ~ 1,435,000 1,450,385
6.000% due 11/16/26 ~ 1,920,000 1,951,763
60,587,331
Consumer, Non-Cyclical - 6.2%
Bacardi Ltd. (Bermuda)
4.700% due 05/15/28 ~ 3,491,000 3,517,905
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  2,000,000 1,989,130
4.448% due 03/16/28  4,100,000 4,133,627
Becton Dickinson & Co.
4.693% due 02/13/28  2,980,000 3,020,344
Bunge Ltd. Finance Corp.
2.000% due 04/21/26  260,000 258,425
4.900% due 04/21/27  1,820,000 1,841,148
Cencora, Inc.
3.450% due 12/15/27  372,000 368,953
Cencosud SA (Chile)
4.375% due 07/17/27 ~ † 2,200,000 2,202,204

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Centene Corp.
4.625% due 12/15/29  $ 3,645,000 $ 3,537,996
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 604,710
CVS Health Corp.
1.300% due 08/21/27  3,910,000 3,742,266
2.875% due 06/01/26  858,000 853,793
3.000% due 08/15/26  2,085,000 2,071,683
4.300% due 03/25/28  1,365,000 1,369,842
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 1,455,000 1,487,773
5.643% due 03/13/27 ~ 1,390,000 1,414,276
EMD Finance LLC (Germany)
4.125% due 08/15/28 ~ 3,890,000 3,903,079
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 2,780,000 2,819,248
5.000% due 02/15/29 ~ 1,145,000 1,174,355
HCA, Inc.
3.125% due 03/15/27  2,440,000 2,415,286
4.300% due 11/15/30 † 760,000 757,345
5.625% due 09/01/28  3,000,000 3,093,111
Health Care Service Corp. A Mutual Legal
Reserve Co.
5.200% due 06/15/29 ~ 615,000 630,575
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,063,112
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,390,067
Humana, Inc.
5.750% due 03/01/28  510,000 526,239
5.750% due 12/01/28  1,923,000 2,000,170
Icon Investments Six DAC
5.809% due 05/08/27  3,410,000 3,481,487
Imperial Brands Finance PLC (United Kingdom)
3.500% due 07/26/26 ~ 627,000 624,396
4.500% due 06/30/28 ~ 1,580,000 1,593,088
6.125% due 07/27/27 ~ 2,040,000 2,101,268
IQVIA, Inc.
6.250% due 02/01/29  1,190,000 1,255,115
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 2,645,000 2,694,878
Keurig Dr. Pepper, Inc.
3.950% due 04/15/29  397,000 392,819
5.050% due 03/15/29  2,365,000 2,415,281
Mars, Inc.
4.550% due 04/20/28 ~ 2,250,000 2,280,260
4.600% due 03/01/28 ~ 1,285,000 1,302,895
Philip Morris International, Inc.
5.125% due 11/17/27 † 809,000 827,051
Revvity, Inc.
1.900% due 09/15/28  1,808,000 1,700,866
Solventum Corp.
5.450% due 02/25/27 † 1,168,000 1,185,268
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,868,038
Verisk Analytics, Inc.
4.500% due 08/15/30  2,130,000 2,147,080
Viatris, Inc.
2.300% due 06/22/27  1,709,000 1,661,069
81,717,521
Energy - 3.9%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,588,000 1,584,751
a
Principal
Amount Value
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  $ 2,042,000 $ 2,062,483
Cheniere Energy, Inc.
4.625% due 10/15/28  340,000 339,543
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 282,647
Diamondback Energy, Inc.
5.200% due 04/18/27  1,725,000 1,750,802
Enbridge, Inc. (Canada)
4.600% due 06/20/28  670,000 677,627
5.900% due 11/15/26  950,000 964,100
6.000% due 11/15/28  940,000 988,172
Energy Transfer LP
5.250% due 07/01/29  1,175,000 1,209,820
6.050% due 12/01/26  3,500,000 3,557,279
EOG Resources, Inc.
4.400% due 01/15/31  1,165,000 1,169,950
EQT Corp.
3.125% due 05/15/26 ~ 315,000 313,258
HF Sinclair Corp.
5.750% due 01/15/31  1,355,000 1,400,915
Kinder Morgan, Inc.
5.150% due 06/01/30  1,620,000 1,675,693
MPLX LP
4.800% due 02/15/31  4,390,000 4,442,538
ONEOK, Inc.
4.250% due 09/24/27  2,835,000 2,845,939
4.850% due 07/15/26  3,413,000 3,419,886
5.550% due 11/01/26  1,595,000 1,612,765
5.625% due 01/15/28 ~ 772,000 788,185
Ovintiv, Inc.
5.375% due 01/01/26  750,000 750,000
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  1,170,000 1,177,061
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  812,000 813,455
5.875% due 06/30/26 † 467,000 467,679
Schlumberger Holdings Corp.
3.900% due 05/17/28 ~ 3,174,000 3,169,373
Schlumberger Investment SA
4.500% due 05/15/28 † 922,000 931,392
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  1,435,000 1,448,968
Targa Resources Corp.
4.350% due 01/15/29  1,380,000 1,384,171
5.200% due 07/01/27  657,000 668,057
Tengizchevroil Finance Co. International Ltd.
(Kazakhstan)
4.000% due 08/15/26 ~ 2,880,000 2,868,636
Valero Energy Corp.
5.150% due 02/15/30 † 665,000 684,646
Var Energi ASA (Norway)
5.000% due 05/18/27 ~ 1,790,000 1,806,806
Williams Cos., Inc.
4.625% due 06/30/30  2,040,000 2,060,842
4.800% due 11/15/29  1,445,000 1,475,055
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ 1,424,000 1,419,042
52,211,536

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Financial - 12.6%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.500% due 05/06/30 ~ $ 3,200,000 $ 3,228,204
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  800,000 815,419
6.450% due 04/15/27  4,984,000 5,121,681
American Express Co.
4.731% due 04/25/29  1,845,000 1,873,755
5.532% due 04/25/30  1,250,000 1,304,271
American Tower Corp.
3.550% due 07/15/27  914,000 907,381
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  940,000 980,726
Athene Global Funding
4.860% due 08/27/26 ~ 3,640,000 3,654,506
5.349% due 07/09/27 ~ 1,650,000 1,678,261
5.684% due 02/23/26 ~ 2,150,000 2,154,494
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 1,277,000 1,272,922
5.750% due 03/01/29 ~ 1,490,000 1,542,452
6.375% due 05/04/28 ~ 895,000 932,867
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,220,721
Bank of America Corp.
1.734% due 07/22/27  3,685,000 3,638,490
4.623% due 05/09/29 † 2,645,000 2,680,494
Bank of New York Mellon
4.729% due 04/20/29  2,050,000 2,083,989
Barclays PLC (United Kingdom)
4.476% due 11/11/29  1,205,000 1,211,811
5.086% due 02/25/29  2,165,000 2,206,588
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 2,610,000 2,641,224
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 385,863
Brown & Brown, Inc.
4.700% due 06/23/28  805,000 814,920
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 2,245,000 2,284,534
Capital One Financial Corp.
7.149% due 10/29/27  1,335,000 1,367,134
CBRE Services, Inc.
4.800% due 06/15/30  695,000 704,944
Charles Schwab Corp.
4.343% due 11/14/31  3,545,000 3,540,829
Citigroup, Inc.
5.174% due 02/13/30  1,465,000 1,503,673
CNO Global Funding
1.750% due 10/07/26 ~ 3,105,000 3,050,952
4.875% due 12/10/27 ~ 786,000 796,812
Corebridge Global Funding
4.250% due 08/21/28 ~ 1,490,000 1,494,685
4.650% due 08/20/27 ~ 390,000 393,891
5.200% due 01/12/29 ~ 1,245,000 1,278,457
Credit Agricole SA (France)
5.230% due 01/09/29 ~ 1,380,000 1,409,804
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,775,611
2.900% due 03/15/27  1,580,000 1,558,134
4.450% due 02/15/26  3,505,000 3,504,545
4.800% due 09/01/28  575,000 584,075
a
Principal
Amount Value
5.000% due 01/11/28  $ 710,000 $ 721,560
5.600% due 06/01/29  1,075,000 1,117,015
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,520,000 1,533,290
5.427% due 03/01/28 ~ 1,655,000 1,681,025
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,472,277
Equitable America Global Funding
3.950% due 09/15/27 ~ 570,000 569,585
4.300% due 12/15/28 ~ 675,000 677,992
4.650% due 06/09/28 ~ 1,685,000 1,703,353
Extra Space Storage LP
3.875% due 12/15/27  2,125,000 2,119,950
Federation des Caisses Desjardins du Quebec
(Canada)
4.565% due 08/26/30 ~ 1,532,000 1,543,995
Fortitude Global Funding
4.625% due 10/06/28 ~ 1,430,000 1,432,052
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ † 1,865,000 1,943,973
GA Global Funding Trust
4.400% due 09/23/27 ~ 2,915,000 2,927,739
5.400% due 01/13/30 ~ 1,845,000 1,893,007
Goldman Sachs Group, Inc.
4.482% due 08/23/28  875,000 881,289
4.937% due 04/23/28  4,235,000 4,284,092
5.218% due 04/23/31  2,110,000 2,179,739
HDFC Bank Ltd. (India)
5.196% due 02/15/27 ~ 2,140,000 2,161,052
HSBC Holdings PLC (United Kingdom)
4.899% due 03/03/29  1,645,000 1,669,270
5.130% due 11/19/28  1,445,000 1,472,231
5.597% due 05/17/28  1,790,000 1,823,811
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,310,000 1,330,876
Intercontinental Exchange, Inc.
3.625% due 09/01/28  1,763,000 1,751,053
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 2,590,000 2,612,067
5.550% due 07/02/27 ~ 755,000 771,098
JPMorgan Chase & Co.
4.797% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,302,721
4.979% due 07/22/28  2,335,000 2,371,222
5.040% due 01/23/28  830,000 838,826
Lloyds Banking Group PLC (United Kingdom)
5.462% due 01/05/28  1,715,000 1,738,392
LPL Holdings, Inc.
4.625% due 11/15/27 ~ 405,000 405,061
4.900% due 04/03/28  1,220,000 1,238,148
5.700% due 05/20/27  2,455,000 2,503,590
6.750% due 11/17/28  540,000 576,511
Manufacturers & Traders Trust Co.
4.762% due 07/06/28  1,155,000 1,165,802
Morgan Stanley
4.994% due 04/12/29  2,075,000 2,116,333
Nasdaq, Inc.
5.350% due 06/28/28  273,000 281,810
PNC Financial Services Group, Inc.
4.758% due 01/26/27  2,840,000 2,841,182
Realty Income Corp.
5.050% due 01/13/26  255,000 255,040

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
RGA Global Funding
4.350% due 08/25/28 ~ † $ 2,390,000 $ 2,400,875
4.600% due 11/25/30 ~ 2,900,000 2,902,986
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,195,000 1,214,723
Santander Holdings USA, Inc.
2.490% due 01/06/28 † 1,940,000 1,907,414
6.124% due 05/31/27  670,000 674,656
Santander U.K. Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  815,000 805,999
4.320% due 09/22/29  1,065,000 1,066,152
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 1,022,577
1.884% due 07/15/50 ~ 725,000 724,200
4.831% due 10/15/29 ~ 2,110,000 2,125,097
6.599% due 11/15/52 ~ 2,920,000 2,990,605
Societe Generale SA (France)
5.519% due 01/19/28 ~ 1,235,000 1,251,300
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ 1,728,000 1,728,187
5.688% due 05/14/28 ~ 1,330,000 1,357,531
U.S. Bancorp
4.548% due 07/22/28  1,795,000 1,810,317
Wells Fargo & Co.
4.900% due 01/24/28  2,835,000 2,859,470
4.970% due 04/23/29 † 5,670,000 5,776,457
Western Union Co.
1.350% due 03/15/26  5,014,000 4,982,909
166,108,603
Industrial - 2.8%
Amrize Finance U.S. LLC
4.700% due 04/07/28  2,040,000 2,065,424
4.950% due 04/07/30  885,000 905,313
AptarGroup, Inc.
4.750% due 03/30/31  710,000 716,318
Boeing Co.
2.196% due 02/04/26  625,000 623,836
3.200% due 03/01/29  1,460,000 1,415,987
6.259% due 05/01/27  3,087,000 3,168,684
Fortive Corp.
3.150% due 06/15/26  1,820,000 1,813,077
GATX Corp.
3.250% due 09/15/26  1,000,000 995,040
3.850% due 03/30/27  673,000 670,997
5.400% due 03/15/27  1,544,000 1,566,594
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 299,806
Owens Corning
3.400% due 08/15/26  750,000 746,670
5.500% due 06/15/27  1,350,000 1,378,613
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/26 ~ 1,401,000 1,385,176
3.400% due 11/15/26 ~ 1,800,000 1,788,533
5.350% due 01/12/27 ~ 1,195,000 1,208,990
5.750% due 05/24/26 ~ 2,500,000 2,512,386
Regal Rexnord Corp.
6.050% due 02/15/26  4,212,000 4,220,336
6.050% due 04/15/28  2,060,000 2,131,954
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 1,920,000 1,969,649
RTX Corp.
6.700% due 08/01/28  1,313,000 1,392,935
a
Principal
Amount Value
7.000% due 11/01/28  $ 1,228,000 $ 1,315,889
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.625% due 04/28/26 ~ 1,250,000 1,247,623
Waste Management, Inc.
3.875% due 01/15/29  1,860,000 1,858,363
37,398,193
Technology - 3.6%
Atlassian Corp.
5.250% due 05/15/29  1,200,000 1,235,007
Booz Allen Hamilton, Inc.
3.875% due 09/01/28 ~ 3,750,000 3,682,475
4.000% due 07/01/29 ~ 400,000 390,997
Dell International LLC/EMC Corp.
4.750% due 04/01/28  2,020,000 2,049,104
Fiserv, Inc.
3.500% due 07/01/29  790,000 766,438
4.200% due 10/01/28  1,197,000 1,194,442
4.550% due 02/15/31  1,395,000 1,381,514
5.150% due 03/15/27  1,920,000 1,940,962
5.375% due 08/21/28  1,170,000 1,200,686
Fortinet, Inc.
1.000% due 03/15/26 † 2,750,000 2,731,916
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 449,296
5.900% due 01/25/30 ~ 1,015,000 1,062,126
Gartner, Inc.
4.500% due 07/01/28 ~ 1,560,000 1,555,336
Intel Corp.
3.150% due 05/11/27  431,000 425,991
3.750% due 08/05/27  1,420,000 1,412,716
4.000% due 08/05/29  940,000 930,511
4.875% due 02/10/28  980,000 994,061
Marvell Technology, Inc.
1.650% due 04/15/26  750,000 745,020
4.750% due 07/15/30  595,000 603,003
4.875% due 06/22/28 † 2,840,000 2,890,596
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.150% due 05/01/27  145,000 143,397
3.875% due 06/18/26  980,000 979,142
4.300% due 08/19/28  715,000 717,810
4.300% due 06/18/29  1,888,000 1,891,413
4.400% due 06/01/27  1,735,000 1,742,867
Oracle Corp.
1.650% due 03/25/26  2,500,000 2,484,447
4.450% due 09/26/30  2,640,000 2,583,400
Synopsys, Inc.
4.650% due 04/01/28  3,865,000 3,919,383
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  1,500,000 1,529,371
5.000% due 03/28/26  2,500,000 2,505,655
Western Digital Corp.
4.750% due 02/15/26  1,040,000 1,044,274
47,183,356
Utilities - 2.7%
AES Corp.
1.375% due 01/15/26  3,786,000 3,781,682
Ameren Corp.
1.950% due 03/15/27  1,151,000 1,124,067
Appalachian Power Co.
3.300% due 06/01/27  4,538,000 4,497,489

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Constellation Energy Generation LLC
5.600% due 03/01/28  $ 719,000 $ 742,157
DTE Energy Co.
4.875% due 06/01/28  1,610,000 1,639,481
4.950% due 07/01/27  1,125,000 1,140,308
5.200% due 04/01/30  1,435,000 1,481,294
Duke Energy Corp.
4.300% due 03/15/28  1,020,000 1,025,966
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ † 2,710,000 2,676,298
4.125% due 09/30/28 ~ 740,000 738,901
FirstEnergy Corp.
3.900% due 07/15/27  1,282,000 1,277,653
FirstEnergy Transmission LLC
4.550% due 01/15/30  295,000 297,463
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27 † 500,000 506,211
Niagara Mohawk Power Corp.
4.647% due 10/03/30 ~ 1,280,000 1,289,940
NiSource, Inc.
5.250% due 03/30/28  260,000 266,790
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,015,000 1,015,000
3.300% due 03/15/27  513,000 507,738
3.300% due 12/01/27  505,000 497,550
3.750% due 07/01/28  491,000 485,119
5.000% due 06/04/28  1,020,000 1,038,435
5.450% due 06/15/27  265,000 269,576
Public Service Enterprise Group, Inc.
4.900% due 03/15/30  2,575,000 2,634,274
Sempra
5.400% due 08/01/26  980,000 986,455
Southern Co.
5.113% due 08/01/27  1,235,000 1,255,669
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  1,340,000 1,340,797
Terraform Global Operating LP
6.125% due 03/01/26 ~ 1,593,000 1,587,328
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,345,000 1,355,288
35,458,929
Total Corporate Bonds & Notes
    (Cost $523,004,626) 528,098,983
MORTGAGE-BACKED SECURITIES - 16.7%
Collateralized Mortgage Obligations - Commercial - 3.9%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 1,340,000 1,347,197
Bank
5.523% due 06/15/57  212,353 216,825
Bank5
5.646% due 04/15/58  1,630,000 1,705,923
5.902% due 12/15/57 § 1,680,000 1,767,777
6.122% due 12/15/57 § 425,000 444,844
6.139% due 11/15/57  600,000 627,971
Benchmark Mortgage Trust
4.401% due 07/15/68  854,845 858,188
5.660% due 04/15/57  5,000,000 5,233,855
6.201% due 11/15/57 § 510,000 533,603
a
Principal
Amount Value
BFLD Commercial Mortgage Trust
5.451% due 10/10/42 ~ § $ 580,000 $ 587,372
BMO Mortgage Trust
6.526% due 05/15/57 § 1,010,000 1,072,296
BPR Trust
5.015% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,583,467
BX Commercial Mortgage Trust
5.392% (SOFR + 1.642%)
due 12/15/39 ~ § 497,649 499,431
5.543% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 480,487
6.142% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,260,682
BX Trust
5.144% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 934,037
5.150% (SOFR + 1.400%)
due 06/15/35 ~ § 1,230,000 1,231,720
5.350% (SOFR + 1.600%)
due 07/15/42 ~ § 425,000 426,465
5.450% (SOFR + 1.700%)
due 12/15/44 ~ § 1,625,000 1,628,964
5.850% (SOFR + 2.100%)
due 12/15/44 ~ § 2,198,000 2,209,593
CENT
4.920% due 07/10/40 ~ § 1,675,000 1,697,093
COMM Mortgage Trust
3.913% due 02/10/47 § 597,157 589,020
CSAIL Commercial Mortgage Trust
3.321% due 12/15/52  4,672,706 4,405,255
DBC Mortgage Trust
5.101% (SOFR + 1.350%)
due 11/15/42 ~ § 2,250,000 2,254,954
Extended Stay America Trust
5.600% (SOFR + 1.850%)
due 10/15/42 ~ § 840,000 842,918
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.600% due 06/25/30  1,565,334 1,592,939
Hudson Yards Mortgage Trust
5.467% due 01/13/40 ~ § 1,921,000 1,993,305
MED Commercial Mortgage Trust
5.342% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 399,036
Morgan Stanley Bank of America Merrill Lynch
Trust
4.609% due 08/15/58  377,223 380,121
NYC Commercial Mortgage Trust
5.007% due 11/05/38 ~ § 780,000 782,381
ONE Mortgage Trust
4.814% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,934,386
4.964% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,574,317
ROCK Trust
5.388% due 11/13/41 ~ 5,000,000 5,141,239
SDR Commercial Mortgage Trust
5.491% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,123,747
TX Trust
5.841% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,504,181

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Wells Fargo Commercial Mortgage Trust
4.314% due 10/15/58  $ 427,225 $ 427,659
52,293,248
Collateralized Mortgage Obligations - Residential - 4.7%
Angel Oak Mortgage Trust
2.872% due 04/25/65 ~ § 109,067 105,830
5.573% due 04/25/70 ~ § 1,738,809 1,755,914
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 405,991 378,512
CIM Trust
1.425% due 07/25/61 ~ § 237,734 221,012
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 638,437 559,062
5.074% (SOFR + 1.200%)
due 10/25/70 ~ § 908,213 912,063
5.644% due 11/25/69 ~ § 923,836 929,007
5.794% due 04/25/70 ~ § 376,486 381,259
6.111% due 05/25/69 ~ § 902,458 913,847
Cross Mortgage Trust
5.596% due 06/25/70 ~ § 2,548,263 2,573,503
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 88,486 85,315
1.260% due 04/25/66 ~ § 293,378 264,247
EFMT
5.001% due 12/25/70 ~ § 1,325,000 1,327,269
5.033% due 11/25/70 ~ § 564,925 566,410
5.065% (SOFR + 1.200%)
due 10/25/70 ~ § 284,551 285,299
5.077% due 12/01/70 ~ § 1,075,833 1,078,753
5.289% due 10/25/69 ~ § 2,173,689 2,179,023
5.387% due 05/26/70 ~ § 357,678 360,661
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 89,809 87,466
Federal Home Loan Mortgage Corp. REMICS
7.000% due 09/15/30  25,732 26,143
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
4.824% (SOFR + 0.950%)
due 01/25/45 ~ § 250,250 250,382
4.974% (SOFR + 1.100%)
due 09/25/45 - 10/25/45 ~ § 2,132,178 2,136,258
Federal National Mortgage Association
Connecticut Avenue Securities
4.824% (SOFR + 0.950%)
due 09/25/45 ~ § 960,387 961,430
Federal National Mortgage Association
Connecticut Avenue Securities Trust
5.324% (SOFR + 1.450%)
due 03/25/45 ~ § 311,175 312,795
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 84,520 83,331
4.696% (SOFR + 0.964%)
due 03/25/50 ~ § 341,300 327,332
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 912,481
3.339% due 10/25/59 ~ § 680,000 649,852
3.500% due 11/25/57 ~ § 126,199 115,074
4.000% due 02/25/59 ~ § 52,802 50,193
4.500% due 02/25/59 ~ § 72,243 70,370
GCAT Trust
5.373% due 11/25/69 ~ § 2,194,402 2,210,219
GS Mortgage-Backed Securities Trust
5.938% due 07/25/44 ~ § 7,525 7,480
a
Principal
Amount Value
HOMES Trust
5.220% due 08/25/70 ~ § $ 2,140,531 $ 2,149,695
5.425% due 02/25/70 ~ § 1,707,802 1,720,226
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 333,294 292,465
3.500% due 08/25/50 ~ § 207,878 186,951
5.195% due 10/25/65 ~ § 1,144,810 1,152,919
5.495% due 11/25/65 ~ § 3,238,689 3,268,387
5.577% due 09/25/65 ~ § 1,004,273 1,014,954
MFA Trust
0.852% due 01/25/56 ~ § 118,379 114,483
5.074% (SOFR + 1.200%)
due 08/25/70 ~ § 3,618,120 3,629,568
Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/70 ~ § 289,811 292,834
New Residential Mortgage Loan Trust
5.085% due 10/25/65 ~ § 2,968,132 2,979,629
5.264% due 10/26/65 ~ § 445,000 446,751
5.530% due 05/25/65 ~ § 1,585,772 1,604,289
5.603% due 07/25/65 ~ § 2,534,630 2,549,767
OBX Trust
3.000% due 05/25/60 ~ § 145,807 129,522
3.500% due 12/25/49 ~ § 119,605 108,363
4.596% (SOFR + 0.864%)
due 02/25/60 ~ § 167,046 164,207
4.746% (SOFR + 1.014%)
due 10/25/59 ~ § 20,113 20,105
4.796% (SOFR + 1.064%)
due 02/25/60 ~ § 273,154 270,222
5.024% (SOFR + 1.150%)
due 07/27/65 ~ § 620,557 622,439
5.143% due 07/27/65 ~ § 1,179,998 1,186,017
5.269% (SOFR + 1.314%)
due 06/25/59 ~ § 40,447 40,152
5.603% due 03/25/65 ~ § 1,545,550 1,561,635
Santander Mortgage Asset Receivable Trust
5.138% due 11/25/65 ~ § 534,963 536,839
5.732% due 02/25/65 ~ § 1,338,241 1,353,188
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 161,483 151,451
4.500% due 08/25/48 ~ § 3,535 3,524
SG Residential Mortgage Trust
5.098% due 12/25/65 ~ § 530,000 531,395
5.250% due 12/25/65 ~ § 200,000 200,774
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 340,723 324,558
2.408% due 02/25/50 ~ § 462,572 446,609
Towd Point Mortgage Trust
3.750% due 09/25/62 ~ 4,448,898 4,292,848
5.346% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 324,378
TRK Trust
1.409% due 07/25/56 ~ § 239,994 215,905
Verus Securitization Trust
0.918% due 02/25/64 ~ § 342,836 323,650
1.031% due 02/25/66 ~ § 381,302 350,025
1.052% due 01/25/66 ~ § 286,291 260,823
1.155% due 01/25/66 ~ § 170,463 155,523
5.074% (SOFR + 1.200%)
due 08/25/70 ~ § 1,665,726 1,671,644
5.623% due 05/25/70 ~ § 369,177 373,236
5.930% due 03/25/68 ~ § 1,237,716 1,238,396

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 09/25/51 ~ § $ 1,238,452 $ 1,121,698
62,459,836
Federal Home Loan Mortgage Corp. - 2.1%
2.500% due 01/01/52  1,304,536 1,122,113
3.000% due 06/01/52  3,157,488 2,799,898
4.000% due 12/01/49 - 01/01/54 2,148,260 2,051,745
4.500% due 05/01/50 - 02/01/53 613,999 602,905
5.000% due 12/01/41 - 06/01/55 3,292,703 3,319,930
5.500% due 07/01/38 - 07/01/55 7,016,452 7,152,440
6.000% due 06/01/53 - 08/01/55 9,346,749 9,647,680
6.201% (UST + 1.951%)
due 02/01/35 § 45,063 45,899
6.277% (UST + 2.182%)
due 09/01/35 § 67,894 69,908
6.417% (UST + 2.250%)
due 08/01/35 § 92,921 97,032
6.500% due 09/01/54 - 06/01/55 927,893 965,635
7.000% due 03/01/39  81,829 86,062
7.500% due 06/01/38  70,203 74,053
28,035,300
Federal National Mortgage Association - 4.6%
2.000% due 10/01/50  562,553 459,667
2.500% due 01/01/52 - 04/01/52 3,929,297 3,362,565
3.000% due 09/01/28 - 12/01/34 481,631 471,424
3.500% due 01/01/44 - 01/01/52 4,157,726 3,918,846
4.000% due 03/01/41 - 12/01/52 5,015,259 4,775,735
4.500% due 05/01/41 - 01/01/53 12,288,531 12,078,157
5.000% due 06/01/40 - 12/01/55 13,295,056 13,334,258
5.500% due 01/01/36 - 10/01/55 13,927,548 14,229,432
6.000% due 03/01/37 - 09/01/54 4,550,669 4,721,054
6.144% (RFUCC + 1.545%)
due 01/01/35 § 1,333 1,387
6.261% (UST + 2.261%)
due 06/01/33 § 111,904 115,346
6.425% (RFUCC + 1.506%)
due 02/01/33 § 11,978 12,194
6.465% (UST + 2.215%)
due 02/01/33 § 26,567 27,196
6.480% (RFUCC + 1.605%)
due 04/01/33 § 13,527 13,811
6.500% due 05/01/33 - 06/01/55 2,639,738 2,747,193
6.508% (UST + 2.258%)
due 06/01/35 § 39,056 40,281
7.000% due 06/01/33  69,789 71,155
60,379,701
Government National Mortgage Association - 1.4%
due 01/20/55 # 2,400,000 2,423,646
due 01/20/55 # 7,480,000 7,464,074
3.000% due 09/20/47  1,849,701 1,683,396
3.500% due 06/20/52 - 07/20/52 4,074,252 3,748,621
4.000% due 10/20/50  470,219 450,386
5.000% due 12/20/34 - 05/20/48 962,606 982,325
5.375% (UST + 1.500%)
due 09/20/34 § 174,932 178,184
5.500% due 09/15/45 - 02/20/49 806,577 835,813
5.625% (UST + 1.500%)
due 01/20/35 § 266,274 267,199
a
Principal
Amount Value
6.000% due 07/15/36  $ 106,330 $ 111,674
18,145,318
Total Mortgage-Backed Securities
    (Cost $221,188,383) 221,313,403
ASSET-BACKED SECURITIES - 21.3%
Automobile Other - 5.3%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 18,412 18,425
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/33 ~ 639,347 642,921
5.117% due 09/15/32 ~ 1,452,521 1,466,666
6.022% due 05/17/32 ~ 125,711 127,933
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ 1,115,000 1,136,754
Avis Budget Rental Car Funding AESOP LLC
1.630% due 08/20/27 ~ 1,080,000 1,067,769
2.960% due 02/20/27 ~ 830,000 828,930
4.460% due 02/20/30 ~ 345,000 345,355
4.950% due 02/20/30 ~ 100,000 100,462
7.320% due 02/20/28 ~ 240,000 243,373
Bayview Opportunity Master Fund VII LLC
4.974% (SOFR + 1.100%)
due 12/26/31 ~ § 462,316 463,746
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,404,996
5.610% due 02/15/29  1,695,000 1,726,004
5.670% due 01/15/31  265,000 270,143
6.440% due 12/16/30  1,160,000 1,188,281
6.580% due 05/15/29  1,845,000 1,914,358
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,629,247
2.250% due 09/11/28  1,780,000 1,725,567
5.670% due 09/10/30 ~ 1,135,000 1,149,225
5.820% due 09/10/30 ~ 3,222,000 3,291,110
Drive Auto Receivables Trust
1.940% due 06/15/29 ~ 1,069,306 1,059,785
4.390% due 09/15/32  720,000 720,130
4.790% due 09/15/32  3,000,000 3,025,580
Exeter Automobile Receivables Trust
4.400% due 05/15/30  500,000 502,949
4.570% due 06/16/31  1,790,000 1,796,296
4.860% due 02/15/30  1,515,000 1,534,810
Exeter Select Automobile Receivables Trust
4.630% due 11/17/31  470,000 473,886
4.870% due 08/15/31  1,656,000 1,672,371
4.910% due 12/15/31  1,135,000 1,146,326
Ford Credit Auto Owner Trust
1.910% due 10/17/33 ~ 1,750,000 1,736,733
2.110% due 05/15/34 ~ 1,700,000 1,665,962
5.580% due 08/15/35 ~ 3,300,000 3,375,847
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  2,568,000 2,605,061
5.750% due 05/15/28 ~ 1,485,000 1,492,031
6.620% due 05/15/28 ~ 1,765,000 1,777,646
Gm Financial Automobile Leasing Trust
5.040% due 10/22/29  2,170,000 2,196,810
GM Financial Consumer Automobile Receivables
Trust
4.620% due 05/16/31  1,000,000 1,008,295
5.030% due 09/18/28  520,000 524,375

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Huntington Bank Auto Credit-Linked Notes
4.957% due 03/21/33 ~ $ 1,075,303 $ 1,085,028
5.442% due 10/20/32 ~ 1,773,189 1,793,055
6.153% due 05/20/32 ~ 2,246,772 2,285,272
Hyundai Auto Lease Securitization Trust
4.940% due 08/15/29 ~ 810,000 821,406
Hyundai Auto Receivables Trust
4.920% due 07/15/32  100,000 102,066
Navistar Financial Dealer Note Master Owner
Trust
5.790% due 04/25/29 ~ 140,000 140,618
6.130% due 04/25/29 ~ 220,000 221,008
Navistar Financial Dealer Note Master Owner
Trust II
4.420% due 09/25/30 ~ 300,000 300,642
4.720% due 09/25/30 ~ 130,000 130,294
Nissan Auto Receivables Owner Trust
4.790% due 10/15/31  535,000 545,439
Octane Receivables Trust
4.830% due 12/20/46 ~ 900,000 903,094
5.260% due 12/20/46 ~ 1,865,000 1,870,115
5.510% due 10/20/31 ~ 265,000 270,531
6.740% due 08/20/29 ~ 225,000 230,717
Santander Bank Auto Credit-Linked Notes
4.484% due 01/16/34 ~ 250,000 250,742
4.661% due 01/16/34 ~ 269,000 269,801
4.965% due 01/18/33 ~ 244,346 246,156
5.141% due 01/18/33 ~ 346,527 348,995
5.933% due 12/15/33 ~ 1,105,268 1,120,769
Santander Consumer Auto Receivables Trust
3.090% due 03/15/29 ~ 773,762 770,013
Santander Drive Auto Receivables Trust
4.030% due 03/15/29 ~ 3,500,000 3,498,937
4.270% due 01/15/32  1,100,000 1,102,760
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 335,626 338,668
5.038% due 07/25/31 ~ 304,985 307,784
5.121% due 12/29/32 ~ 152,557 153,920
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 266,039
U.S. Bank NA
6.789% due 08/25/32 ~ 107,886 109,007
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,101,052
70,640,086
Automobile Sequential - 0.3%
ARI Fleet Lease Trust
4.600% due 03/15/34 ~ 550,000 557,886
Chase Auto Credit Linked Notes
4.753% due 02/25/33 ~ 1,087,929 1,096,766
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 314,509
5.060% due 03/20/31 ~ 210,000 215,061
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/28 ~ 385,000 388,631
Octane Receivables Trust
4.940% due 05/20/30 ~ 214,475 215,717
5.010% due 01/22/46 ~ 600,131 609,422
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 255,596 260,135
a
Principal
Amount Value
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ $ 410,000 $ 420,538
4,078,665
Home Equity Other - 0.2%
Finance of America HECM Buyout
4.000% due 10/01/34 ~ § 48,541 48,566
JP Morgan Mortgage Trust
5.268% (SOFR + 1.350%)
due 03/20/56 ~ § 879,760 880,686
Santander Mortgage Asset Receivable Trust
5.036% due 09/25/55 ~ § 1,358,106 1,359,853
2,289,105
Other Asset-Backed Securities - 15.5%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,689,208 1,691,060
5.080% due 04/15/30 ~ 735,125 736,242
Affirm Master Trust
4.670% due 07/15/33 ~ 1,245,000 1,254,064
5.060% due 07/15/33 ~ 1,315,000 1,324,455
Alinea CLO Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 07/20/31 ~ § 16,801 16,821
5.034% (SOFR + 1.150%)
due 07/20/31 ~ § 250,000 250,297
AMSR Trust
2.278% due 08/17/38 ~ 3,000,000 2,948,099
Amur Equipment Finance Receivables X LLC
2.910% due 08/21/28 ~ 3,000,000 2,983,034
5.020% due 12/20/28 ~ 785,000 785,896
Amur Equipment Finance Receivables XIV LLC
5.970% due 10/20/31 ~ 310,000 317,734
Anthelion CLO Ltd. (Cayman)
5.819% (SOFR + 1.500%)
due 07/20/36 ~ § 2,125,000 2,134,094
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,871,313 1,824,188
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 519,547
6.180% due 12/15/28 ~ 559,610 562,460
7.270% due 12/16/30 ~ 1,680,000 1,743,127
Battalion CLO X Ltd. (Cayman)
5.481% (SOFR + 1.750%)
due 01/24/35 ~ § 3,860,000 3,860,021
Battalion CLO XII Ltd.
5.052% (SOFR + 1.200%)
due 05/17/31 ~ § 1,080,000 1,080,542
Battalion CLO XV Ltd.
4.862% (SOFR + 0.980%)
due 01/17/33 ~ § 4,159,514 4,159,005
5.782% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 897,883
Battalion CLO XXI Ltd.
5.055% (SOFR + 1.150%)
due 07/15/34 ~ § 2,830,000 2,832,557
5.605% (SOFR + 1.700%)
due 07/15/34 ~ § 1,100,000 1,102,055
Bayview Opportunity Master Fund VII LLC
5.174% (SOFR + 1.300%)
due 07/27/48 ~ § 578,871 580,677
5.574% (SOFR + 1.700%)
due 07/27/48 ~ § 1,759,768 1,762,142
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 393,943 395,542

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.410% due 03/15/30 ~ $ 210,000 $ 212,563
BlueMountain CLO Ltd. (Cayman)
5.048% (SOFR + 1.190%)
due 10/25/30 ~ § 343,350 343,767
5.052% (SOFR + 1.200%)
due 11/15/30 ~ § 916,902 917,375
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,134,726
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 275,280 273,602
Canyon Capital CLO Ltd. (Cayman)
4.915% (SOFR + 1.010%)
due 10/15/34 ~ § 655,000 654,614
Chenango Park CLO Ltd. (Cayman)
5.355% (SOFR + 1.450%)
due 04/15/30 ~ § 585,000 585,302
5.705% (SOFR + 1.800%)
due 04/15/30 ~ § 1,230,000 1,234,592
CIFC Funding Ltd. (Cayman)
6.170% (SOFR + 2.300%)
due 10/21/31 ~ § 785,000 783,023
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,047,325
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 101,019
5.250% due 02/24/31 ~ 100,000 101,668
5.290% due 02/24/31 ~ 230,000 232,145
Dext ABS LLC
4.890% due 04/15/36 ~ 270,000 270,393
DLLST LLC
4.930% due 04/22/30 ~ 180,000 181,890
5.050% due 08/20/27 ~ 464,307 466,419
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 3,090,538 3,071,584
Dryden 61 CLO Ltd. (Cayman)
5.832% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,006,838
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 496,907 494,193
7.300% due 02/25/38 ~ 647,942 670,959
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 2,180,000 2,181,744
Fortress Credit BSL IX Ltd. (Cayman)
5.028% (SOFR + 1.100%)
due 10/20/33 ~ § 3,595,000 3,598,959
5.628% (SOFR + 1.700%)
due 10/20/33 ~ § 2,110,000 2,123,817
Fortress Credit BSL VII Ltd. (Cayman)
5.260% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 860,859
5.510% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,103,351
Fortress Credit BSL X Ltd. (Cayman)
5.014% (SOFR + 1.100%)
due 04/20/33 ~ § 2,520,000 2,522,822
Fortress Credit BSL XV Ltd. (Jersey)
5.284% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,248,234
Fortress Credit BSL XVI Ltd. (Jersey)
5.254% (SOFR + 1.370%)
due 10/20/35 ~ § 2,700,000 2,704,050
a
Principal
Amount Value
Fortress Credit BSL XVIII Ltd. (Jersey)
5.430% (SOFR + 1.570%)
due 04/23/36 ~ § $ 600,000 $ 602,417
Frontier Issuer LLC
6.190% due 06/20/54 ~ 255,000 263,241
11.500% due 08/20/53 ~ 1,165,000 1,199,766
Golub Capital Partners Static Ltd. (Cayman)
5.826% (SOFR + 1.500%)
due 07/20/35 ~ § 5,570,000 5,531,220
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 4,341,675 4,335,287
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,299,730 1,215,342
3.981% due 12/20/50 ~ 5,924,419 5,739,209
5.710% due 06/20/48 ~ 1,669,500 1,662,501
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 262,990 259,726
3.610% due 06/20/34 ~ 279,491 278,435
4.220% due 02/25/39 ~ 307,853 307,357
4.880% due 05/27/42 ~ 645,334 655,580
5.180% due 05/27/42 ~ 1,111,196 1,127,640
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 237,684
5.820% due 04/20/32 ~ 580,000 592,932
6.480% due 01/21/31 ~ 606,304 608,032
6.970% due 07/21/31 ~ 630,000 636,704
Invesco CLO Ltd. (Cayman)
5.184% (SOFR + 1.300%)
due 04/20/35 ~ § 4,070,000 4,076,228
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 1,059,125 1,025,950
Jersey Mike's Funding LLC
2.891% due 02/15/52 ~ 49,250 48,569
KKR CLO 18 Ltd. (Cayman)
5.191% (SOFR + 1.050%)
due 10/18/35 ~ § 5,875,000 5,880,596
KKR CLO 33 Ltd. (Cayman)
4.993% (SOFR + 1.080%)
due 07/20/34 ~ § 3,600,000 3,600,879
5.513% (SOFR + 1.600%)
due 07/20/34 ~ § 2,285,000 2,288,359
KKR CLO 34 Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/34 ~ § 2,055,000 2,055,523
5.655% (SOFR + 1.750%)
due 07/15/34 ~ § 3,660,000 3,666,831
KKR CLO 40 Ltd. (Cayman)
5.184% (SOFR + 1.300%)
due 10/20/34 ~ § 3,640,000 3,646,462
M&T Equipment Notes
4.780% due 09/17/29 ~ 3,995,000 4,048,702
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 990,000 990,195
Madison Park Funding XXIV Ltd. (Cayman)
5.934% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,212,602
Marble Point CLO XV Ltd. (Cayman)
4.900% (SOFR + 1.040%)
due 07/23/32 ~ § 1,062,628 1,063,644
MVW LLC
1.940% due 01/22/41 ~ 112,775 109,037
2.230% due 05/20/39 ~ 122,411 116,849
2.730% due 10/20/37 ~ 107,256 106,085

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ $ 473,633 $ 460,108
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 234,617 221,555
1.220% due 07/15/69 ~ 189,946 180,325
1.310% due 01/15/69 ~ 99,098 93,851
1.690% due 05/15/69 ~ 341,198 326,155
2.400% due 10/15/68 ~ 236,829 231,313
2.640% due 05/15/68 ~ 365,408 360,608
3.420% due 01/15/43 ~ 223,827 223,328
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 470,005 441,719
Neuberger Berman Loan Advisers CLO 43Ltd.
(Cayman)
4.932% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,219,263
NMEF Funding LLC
4.720% due 07/15/32 ~ 192,658 193,437
Northwoods Capital XIV-B Ltd. (Cayman)
5.091% (SOFR + 1.250%)
due 11/13/31 ~ § 4,784,699 4,787,247
Octagon Investment Partners XXI Ltd. (Cayman)
4.663% (SOFR + 0.810%)
due 02/14/31 ~ § 264,468 264,746
5.003% (SOFR + 1.150%)
due 02/14/31 ~ § 2,195,000 2,196,266
5.203% (SOFR + 1.350%)
due 02/14/31 ~ § 860,000 860,942
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 740,000 744,860
5.040% due 07/20/32 ~ 600,000 612,130
5.790% due 06/21/27 ~ 1,376,795 1,387,871
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 538,950 543,408
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 343,667
1.931% due 10/17/38 ~ 2,270,000 2,230,524
2.382% due 10/17/38 ~ 3,720,000 3,657,919
2.425% due 07/17/38 ~ 3,462,500 3,419,984
2.538% due 05/17/26 ~ 475,000 471,816
3.436% due 05/17/26 ~ 300,000 298,031
Rockford Tower CLO Ltd. (Cayman)
5.019% (SOFR + 1.130%)
due 08/20/32 ~ § 808,403 808,865
5.539% (SOFR + 1.650%)
due 08/20/32 ~ § 3,600,000 3,612,508
Romark CLO II Ltd. (Cayman)
5.508% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,023,527
SCF Equipment Leasing LLC
4.820% due 07/22/30 ~ 422,128 423,642
5.110% due 11/21/33 ~ 740,000 756,274
6.770% due 08/22/33 ~ 1,470,000 1,532,569
SEB Funding LLC
7.386% due 04/30/54 ~ 902,000 923,611
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 379,008 377,484
3.550% due 10/20/38 ~ 1,244,559 1,234,501
4.440% due 08/22/44 ~ 295,307 296,251
4.640% due 08/22/44 ~ 550,346 553,301
4.930% due 04/20/44 ~ 652,748 655,884
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 608,208 581,676
a
Principal
Amount Value
4.585% (SOFR + 0.834%)
due 01/15/37 ~ § $ 411,508 $ 411,261
5.130% due 04/15/54 ~ 1,093,970 1,111,391
Sound Point CLO IX Ltd. (Cayman)
5.356% (SOFR + 1.472%)
due 07/20/32 ~ § 2,140,749 2,143,565
Sound Point CLO XXII Ltd. (Cayman)
5.534% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,750
Sound Point CLO XXVI Ltd. (Cayman)
5.316% (SOFR + 1.432%)
due 07/20/34 ~ § 1,420,000 1,424,406
Stratus Funding CLO Ltd. (Cayman)
5.355% (SOFR + 1.450%)
due 07/15/33 ~ § 1,140,000 1,136,186
Symphony CLO XXIII Ltd. (Cayman)
4.805% (SOFR + 0.900%)
due 01/15/34 ~ § 1,874,051 1,875,943
Symphony CLO XXVI Ltd. (Cayman)
5.226% (SOFR + 1.342%)
due 04/20/33 ~ § 657,523 657,997
Trestles CLO VIII Ltd. (Cayman)
5.627% (SOFR + 1.330%)
due 06/11/35 ~ § 6,775,000 6,793,204
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,450,566
Trinitas CLO IX Ltd. (Cayman)
5.084% (SOFR + 1.200%)
due 01/20/32 ~ § 114,705 114,846
Trinitas CLO VI Ltd. (Cayman)
4.968% (SOFR + 1.110%)
due 01/25/34 ~ § 3,210,000 3,211,449
Trinitas CLO VII Ltd. (Cayman)
4.918% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,239,962
Verdant Receivables LLC
4.850% due 03/13/28 ~ 2,058,909 2,069,209
5.370% due 05/12/33 ~ 120,000 123,420
5.680% due 12/12/31 ~ 2,577,740 2,630,724
Verizon Master Trust
4.420% due 08/20/30  2,620,000 2,634,051
Wingspire Equipment Finance LLC
4.330% due 09/20/33 ~ 105,000 105,239
4.760% due 09/20/33 ~ 115,000 115,367
Zaxbys Funding LLC
3.238% due 07/30/51 ~ 656,845 620,767
204,750,428
Total Asset-Backed Securities
    (Cost $279,492,298) 281,758,284
U.S. TREASURY OBLIGATIONS - 17.4%
U.S. Treasury Inflation Protected Securities - 0.6%
1.625% due 04/15/30 ^ ‡ 7,169,618 7,207,567
U.S. Treasury Notes - 16.8%
3.375% due 11/30/27  38,115,000 38,044,279
3.500% due 09/30/27  10,825,000 10,827,960
3.500% due 10/31/27  24,040,000 24,047,043
3.625% due 08/31/27  116,145,000 116,412,679

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, an investment with a value of $2,448,894 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a
Principal
Amount Value
3.875% due 07/15/28  $ 32,715,000 $ 32,994,866
222,326,827
Total U.S. Treasury Obligations
    (Cost $228,963,542) 229,534,394
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Eagle Funding Luxco SARL (Mexico)
5.500% due 08/17/30 ~
2,520,000
2,569,997
Korea Hydro & Nuclear Power Co. Ltd. (South
Korea)
1.250% due 04/27/26 ~
1,790,000
1,775,638
KSA Sukuk Ltd. (Saudi Arabia)
4.303% due 01/19/29 ~
1,430,000
1,436,402
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~
1,390,000
1,420,815
Total Foreign Government Bonds & Notes
    (Cost $7,106,902) 7,202,852
SHORT-TERM INVESTMENTS - 2.6%
Commercial Paper - 2.6%
Conagra Brands, Inc.
4.103% due 01/06/26 ~ 2,985,000 2,983,028
Crown Castle, Inc.
4.340% due 01/22/26 ~ 3,905,000 3,895,014
Edison International
4.307% due 01/20/26 ~ 3,045,000 3,037,972
Harley-Davidson Financial Services, Inc.
4.039% due 01/06/26 ~ 3,955,000 3,952,426
HCA, Inc.
4.101% due 01/05/26 ~ 3,560,000 3,558,041
International Flavors & Fragrances, Inc.
3.964% due 01/15/26 ~ 2,270,000 2,266,377
Jabil, Inc.
4.542% due 01/09/26 ~ 3,625,000 3,621,032
Ovintiv, Inc.
4.326% due 01/20/26  7,370,000 7,352,917
Southern California Edison Co.
4.165% due 01/06/26 ~ 3,890,000 3,887,392
34,554,199
Total Short-Term Investments
(Cost $34,556,034) 34,554,199
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $1,294,311,785) 1,302,462,115
Shares
SECURITIES LENDING COLLATERAL - 1.6%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.640% 4,321,835 4,321,835
Principal
Amount Value
Repurchase Agreements - 1.3%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$8,957,444; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$9,136,593) $ 8,955,503 $ 8,955,503
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$7,379,317; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$7,542,036) 7,368,600 7,368,600
16,324,103
Total Securities Lending Collateral
(Cost $20,645,938) 20,645,938
a
TOTAL INVESTMENTS - 100.0%
(Cost $1,314,957,723) 1,323,108,053
DERIVATIVES - 0.0% 633,907
OTHER ASSETS & LIABILITIES, NET - (0.0%) (976,102)
NET ASSETS - 100.0% $ 1,322,765,858
Corporate Bonds & Notes 39 .9%
Asset-Backed Securities 21 .3%
U.S. Treasury Obligations 17 .4%
Mortgage-Backed Securities 16 .7%
Others (each less than 3.0%) 4 .7%
100 .0%
Derivatives 0 .0%
Other Assets and Liabilities, Net ( 0 .0% )
100 .0%

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/26 2,175 $ 454,290,884 $ 454,116,210 ( $ 174,674 )
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 03/26 381 41,791,303 41,645,086 146,217
CBOT 10 Year U.S. Treasury Notes 03/26 435 49,283,150 48,910,312 372,838
CBOT Ultra 10 Year U.S. Treasury Notes 03/26 105 12,159,303 12,076,641 82,662
CBOT Ultra U.S. Treasury Bond 03/26 96 11,534,864 11,328,000 206,864
$ 808,581
Total Futures Contracts $ 633,907
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 528,098,983 $ – $ 528,098,983 $ –
Mortgage-Backed Securities 221,313,403 – 221,313,403 –
Asset-Backed Securities 281,758,284 – 281,758,284 –
U.S. Treasury Obligations 229,534,394 – 229,534,394 –
Foreign Government Bonds & Notes 7,202,852 – 7,202,852 –
Short-Term Investments 34,554,199 – 34,554,199 –
Securities Lending Collateral 20,645,938 4,321,835 16,324,103 –
Derivatives:
Interest Rate Contracts
Futures 808,581 808,581 – –
Total Assets 1,323,916,634 5,130,416 1,318,786,218 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (174,674) (174,674) – –
Total Liabilities (174,674) (174,674) – –
Total $ 1,323,741,960 $ 4,955,742 $ 1,318,786,218 $ –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.1%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 784,453
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 333,777
Total Common Stocks
    (Cost $820,792) 1,118,230
Principal
Amount
CORPORATE BONDS & NOTES - 34.9%
Basic Materials - 0.3%
Syensqo Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,768,515
Communications - 2.3%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,681,590
Beignet Investor LLC
6.581% due 05/30/49 ~ 19,500,000 20,619,469
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.850% due 04/01/61  7,500,000 4,475,868
Fox Corp.
4.709% due 01/25/29  2,200,000 2,228,689
Paramount Global
2.900% due 01/15/27  100,000 98,421
3.700% due 06/01/28  900,000 880,230
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 7,019,217
Vmed O2 U.K. Financing I PLC (United Kingdom)
5.625% due 04/15/32 ~ EUR 900,000 1,066,899
7.750% due 04/15/32 ~ $ 700,000 730,345
40,800,728
Consumer, Cyclical - 4.1%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,192,174 1,176,577
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 3,952,381 3,978,139
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36  3,990,065 3,654,789
3.250% due 04/15/30  1,719,480 1,651,453
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  2,638,924 2,553,754
American Honda Finance Corp.
4.544% (SOFR + 0.730%)
due 08/13/27 § 3,000,000 3,006,934
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ † 3,500,000 3,551,492
Ford Motor Credit Co. LLC
4.125% due 08/17/27  4,400,000 4,366,195
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 7,084,237
5.250% due 01/08/27 ~ 2,600,000 2,630,554
5.650% due 06/26/26 ~ 3,400,000 3,425,292
6.500% due 01/16/29 ~ 800,000 847,776
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  5,920,773 5,649,670
a
Principal
Amount Value
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ $ 5,900,000 $ 5,610,320
5.550% due 09/13/29 ~ 4,800,000 4,788,647
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ 1,900,000 1,937,707
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,384,964 4,596,202
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33  3,569,781 3,284,314
Volkswagen Group of America Finance LLC
(Germany)
4.450% due 09/11/27 ~ 1,700,000 1,706,015
5.650% due 09/12/28 ~ 6,200,000 6,398,820
71,898,887
Consumer, Non-Cyclical - 2.4%
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  4,700,000 4,938,575
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,638,085
6.375% due 11/21/30 ~ 7,700,000 8,235,438
Centene Corp.
2.450% due 07/15/28  125,000 117,141
2.625% due 08/01/31  800,000 688,683
3.000% due 10/15/30  1,900,000 1,701,294
CommonSpirit Health
4.352% due 09/01/30  200,000 199,223
4.975% due 09/01/35  200,000 197,729
6.073% due 11/01/27  4,200,000 4,344,647
Conagra Brands, Inc.
4.850% due 11/01/28  2,300,000 2,327,223
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,390,338
CVS Pass-Through Trust
6.943% due 01/10/30  94,314 97,890
Global Payments, Inc.
4.500% due 11/15/28  2,900,000 2,905,945
5.200% due 11/15/32 † 600,000 600,712
HCA, Inc.
4.300% due 11/15/30  3,500,000 3,487,771
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,058,683
Mars, Inc.
4.600% due 03/01/28 ~ 3,500,000 3,548,741
43,478,118
Energy - 1.0%
Adnoc Murban Rsc Ltd. (United Arab Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,114,869
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,420,779
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,134,367
EOG Resources, Inc.
4.400% due 07/15/28  2,500,000 2,528,606
Greensaif Pipelines Bidco SARL (Saudi Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,665,491
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33 † 1,900,000 2,202,907
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 1,073,329 1,107,236
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 844,372
4.125% due 08/15/31 ~ 200,000 182,134

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ † $ 1,500,000 $ 1,520,165
Western Midstream Operating LP
6.350% due 01/15/29  400,000 421,087
18,142,013
Financial - 19.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,853,966
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 4,033,408
American Express Co.
5.098% due 02/16/28  4,300,000 4,351,194
5.645% due 04/23/27  4,600,000 4,622,486
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,265,655
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,064,140
Aviation Capital Group LLC
6.250% due 04/15/28 ~ 1,600,000 1,663,217
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 276,172
4.750% * ~ ∂ 5,600,000 1,546,563
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,679,430
6.527% due 11/07/27  2,000,000 2,042,048
Bank of America NA
4.823% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,218,497
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ 5,500,000 5,624,371
Barclays PLC (United Kingdom)
5.603% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,632,128
7.385% due 11/02/28  4,000,000 4,228,997
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,565,859
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,466,670
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,682,081
6.612% due 10/19/27 ~ 4,300,000 4,382,429
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,765,157
CI Financial Corp. (Canada)
4.625% due 12/12/31 ~ EUR 1,100,000 1,302,893
7.500% due 05/30/29 ~ $ 2,400,000 2,554,091
Citigroup, Inc.
3.070% due 02/24/28  3,600,000 3,559,951
CNO Global Funding
4.375% due 09/08/28 ~ 2,700,000 2,706,124
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,772,231
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,412,795
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,140,825
Crown Castle, Inc.
3.700% due 06/15/26  2,277,000 2,272,264
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,468,100
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ † $ 4,500,000 4,570,762
a
Principal
Amount Value
Deutsche Bank AG (Germany)
5.706% due 02/08/28  $ 1,500,000 $ 1,524,037
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30  2,200,000 2,207,142
Essex Portfolio LP
3.375% due 04/15/26  500,000 498,871
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,593,821
F&G Global Funding
4.650% due 09/08/28 ~ 3,100,000 3,122,991
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,832,376
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,755,246
Goldman Sachs Bank USA
4.495% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,505,402
4.539% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,305,271
Goldman Sachs Group, Inc.
3.691% due 06/05/28  3,500,000 3,482,417
HSBC Holdings PLC (United Kingdom)
7.390% due 11/03/28  8,500,000 8,988,430
ING Groep NV (Netherlands)
5.288% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,732,954
Intercontinental Exchange, Inc.
3.950% due 12/01/28 † 1,300,000 1,303,911
4.200% due 03/15/31 † 900,000 900,910
JPMorgan Chase & Co.
4.842% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,127,622
4.851% due 07/25/28  4,800,000 4,862,984
6.070% due 10/22/27  4,300,000 4,368,772
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ † 2,600,000 2,685,822
Lazard Group LLC
6.000% due 03/15/31  2,600,000 2,756,849
Lloyds Banking Group PLC (United Kingdom)
4.425% due 11/04/31  3,400,000 3,390,453
5.985% due 08/07/27  2,300,000 2,325,972
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,531,884
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,640,816
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 500,094
Marsh & McLennan Cos., Inc.
4.525% (SOFR + 0.700%)
due 11/08/27 § 1,900,000 1,911,592
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 3,022,427
4.955% (SOFR + 0.980%)
due 07/10/26 ~ § † 3,000,000 3,012,294
5.050% due 12/07/27 ~ 4,000,000 4,087,003
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  3,300,000 3,380,469
Morgan Stanley
4.133% due 10/18/29  4,400,000 4,399,158
Morgan Stanley Bank NA
5.026% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,430,798
5.504% due 05/26/28  4,600,000 4,694,478

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Morgan Stanley Private Bank NA
4.204% due 11/17/28  $ 3,600,000 $ 3,611,763
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,929,425
Nationwide Building Society (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 674,626
6.557% due 10/18/27 ~ † $ 4,300,000 4,381,964
NatWest Markets PLC (United Kingdom)
4.174% due 11/06/28 ~ 4,000,000 4,012,691
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,555,428
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 476,378
5.842% due 01/18/28  1,700,000 1,755,836
Norinchukin Bank (Japan)
4.674% due 09/09/30 ~ 2,100,000 2,115,238
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,786,297
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 † 590,000 595,023
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,505,607
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,210,360
Realty Income Corp.
3.200% due 01/15/27  8,100,000 8,038,357
Regency Centers LP
4.125% due 03/15/28 † 3,500,000 3,509,502
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,870,065
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,537,510
Santander Holdings USA, Inc.
2.490% due 01/06/28 † 6,025,000 5,923,798
Scentre Group Trust 1/Scentre Group Trust 2
(Australia)
3.625% due 01/28/26 ~ 7,300,000 7,296,912
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,996,771
Store Capital LLC
4.500% due 03/15/28 † 7,600,000 7,625,860
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28  6,000,000 5,668,602
5.177% (SOFR + 1.170%)
due 07/09/29 § 4,000,000 4,045,789
5.464% due 01/13/26  1,600,000 1,600,703
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,715,150
Tesco Property Finance 4 PLC (United Kingdom)
5.801% due 10/13/40 ~ GBP 174,177 237,564
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,412,149
UBS Group AG (Switzerland)
4.194% due 04/01/31 ~ 3,500,000 3,467,855
4.844% due 11/06/33 ~ 3,600,000 3,604,493
5.711% due 01/12/27 ~ 2,800,000 2,801,096
Wells Fargo & Co.
2.393% due 06/02/28  2,200,000 2,150,260
4.808% due 07/25/28  600,000 606,784
5.574% due 07/25/29  4,700,000 4,870,811
Wells Fargo Bank NA
4.798% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,430,937
a
Principal
Amount Value
5.450% due 08/07/26  $ 2,700,000 $ 2,722,836
336,352,210
Industrial - 0.9%
Boeing Co.
6.259% due 05/01/27  100,000 102,646
6.298% due 05/01/29  100,000 106,179
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,758,176
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,583,463
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 974,566
RTX Corp.
5.750% due 11/08/26  3,100,000 3,143,144
16,668,174
Technology - 1.3%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,320,037
Broadcom, Inc.
5.050% due 07/12/29  3,700,000 3,810,436
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,900,000 1,898,499
Gartner, Inc.
4.950% due 03/20/31  3,600,000 3,624,280
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.875% due 06/18/26 † 4,000,000 3,996,498
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,606,975
6.150% due 11/09/29  2,700,000 2,819,871
23,076,596
Utilities - 3.6%
AES Corp.
5.450% due 06/01/28 † 4,000,000 4,094,125
DTE Electric Co.
4.050% due 05/15/48  100,000 81,489
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,252,832
EPH Financing International AS (Czech Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 4,189,310
Eversource Energy
4.450% due 12/15/30  $ 3,500,000 3,482,200
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ 4,300,000 4,213,557
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,513,492
National Rural Utilities Cooperative Finance Corp.
4.800% due 03/15/28  2,600,000 2,650,006
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/30  CAD 3,500,000 2,572,311
Pacific Gas & Electric Co.
2.950% due 03/01/26  $ 2,100,000 2,094,934
5.000% due 06/04/28  3,500,000 3,563,257
PacifiCorp
5.450% due 02/15/34  4,300,000 4,363,849
PG&E Recovery Funding LLC
4.838% due 06/01/35  2,777,239 2,826,991
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,701,494

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ $ 5,900,000 $ 5,668,611
Southern California Edison Co.
5.150% due 06/01/29  4,500,000 4,600,079
Southern Co.
3.250% due 07/01/26  5,700,000 5,681,485
63,550,022
Total Corporate Bonds & Notes
    (Cost $618,632,925) 618,735,263
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group Midco 2 GmbH Term B
(Germany)
8.200% (SOFR + 4.500%)
due 12/19/31 ± § 471,859 443,547
Total Senior Loan Notes
    (Cost $467,446) 443,547
MORTGAGE-BACKED SECURITIES - 59.8%
Collateralized Mortgage Obligations - Commercial - 5.7%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,296,399
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,608,932
AREIT Trust
5.978% (SOFR + 2.242%)
due 06/17/39 ~ § 3,306,710 3,314,262
BAMLL Commercial Mortgage Securities Trust
4.915% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,756,598
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 6,061,239
BX Commercial Mortgage Trust
4.553% (SOFR + 0.803%)
due 10/15/38 ~ § 1,439,011 1,438,930
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,875,390
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  186,357 186,023
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 8,255,993
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,297,614
GS Mortgage Securities Trust
3.602% due 10/10/49 ~ § 7,000,000 6,324,100
JP Morgan Chase Commercial Mortgage
Securities Trust
5.248% (SOFR + 1.497%)
due 12/15/31 ~ § 2,839,190 2,832,435
5.365% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,051,151
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,277,737
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ § 4,900,000 4,350,610
a
Principal
Amount Value
NYO Commercial Mortgage Trust
4.960% (SOFR + 1.209%)
due 11/15/38 ~ § $ 11,200,000 $ 11,191,629
One New York Plaza Trust
4.815% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,708,295
Starwood Mortgage Trust (Cayman)
4.723% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,088,557
TRTX Issuer Ltd. (Cayman)
5.386% (SOFR + 1.650%)
due 02/15/39 ~ § 3,908,897 3,902,125
100,818,019
Collateralized Mortgage Obligations - Residential - 9.9%
Banc of America Funding Trust
3.650% due 08/25/47 ~ § 2,693,030 2,192,250
5.798% due 02/20/36 § 158,000 151,087
Banc of America Mortgage Trust
6.000% due 05/25/37  1,402,305 1,118,216
BCAP LLC Trust
4.459% due 03/26/37 ~ § 51,461 51,351
5.250% due 02/26/36 ~ § 928,423 350,471
Bear Stearns ALT-A Trust
5.096% due 01/25/36 § 496,593 473,021
Bear Stearns ARM Trust
4.713% due 08/25/33 § 344,418 322,899
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/46 § 287,904 227,208
5.000% due 01/26/36 § 274,671 199,910
Cashmere Valley Bank (Australia)
due 12/30/57 # ± § AUD 30,400,000 20,287,441
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § $ 3,537,432 3,197,020
CHL Mortgage Pass-Through Trust
4.486% (SOFR + 0.754%)
due 03/25/35 § 300,439 292,063
5.109% due 05/20/34 § 226,823 217,933
6.500% due 10/25/37  730,683 295,604
Citigroup Mortgage Loan Trust, Inc.
4.574% due 08/25/36 § 279,184 252,129
5.395% due 08/25/35 § 37,333 33,478
Countrywide Alternative Loan Trust (IO)
1.154% (4.886% - SOFR)
due 05/25/35 § 532,451 30,429
Credit Suisse First Boston Mortgage Securities
Corp. (Switzerland)
4.868% due 03/25/32 ~ § 56,226 54,594
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 2,131,238 2,157,107
DSLA Mortgage Loan Trust
5.015% due 07/19/44 § 190,870 181,656
Federal Home Loan Mortgage Corp. REMICS
4.288% (SOFR + 0.304%)
due 10/15/43 § 1,890,170 1,852,607
4.448% (SOFR + 0.464%)
due 12/15/29 § 1,930 1,926
4.673% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 2,793,747 2,748,145
5.174% (SOFR + 1.300%)
due 05/25/54 § 2,271,171 2,278,861
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
13.184% due 09/25/60 ~ § 2,946,043 2,190,467

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
5.229% (US FED + 1.200%)
due 10/25/44 § $ 341,304 $ 315,089
5.429% (US FED + 1.400%)
due 07/25/44 § 1,656,886 1,613,501
Federal National Mortgage Association REMICS
2.711% (6.586% - SOFR)
due 10/25/35 § 863 73
4.109% (SOFR + 0.174%)
due 07/25/37 § 30,292 29,747
4.369% (SOFR + 0.494%)
due 11/25/42 § 684,092 679,918
4.451% (SOFR + 0.514%)
due 04/18/28 § 560 560
4.501% (SOFR + 0.564%)
due 10/18/30 § 88 88
Federal National Mortgage Association REMICS
Trust
5.058% due 10/25/42 § 225,719 229,330
FHLMC-GNMA
7.500% due 09/20/26  1,329 1,332
First Franklin Mortgage Loan Trust
4.156% (SOFR + 0.424%)
due 10/25/36 § 13,792,487 11,629,727
First Horizon Alternative Mortgage Securities
Trust
4.636% due 03/25/35 § 284,777 159,205
5.695% due 06/25/34 § 718,420 717,635
Government National Mortgage Association
REMICS
4.418% (SOFR + 0.500%)
due 01/20/72 § 2,455,047 2,434,755
4.614% (SOFR + 0.614%)
due 04/20/64 § 157,339 157,433
4.664% (SOFR + 0.664%)
due 05/20/65 § 219,401 219,520
4.668% (SOFR + 0.750%)
due 10/20/72 § 1,552,921 1,556,893
4.714% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 1,605,195 1,606,916
4.718% (SOFR + 0.800%)
due 01/20/73 § 4,390,788 4,410,793
4.798% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,572,300 9,636,270
4.818% (SOFR + 0.900%)
due 01/20/73 § 7,368,860 7,412,217
4.864% (SOFR + 0.864%)
due 01/20/66 § 1,291,771 1,296,001
4.888% (SOFR + 0.970%)
due 12/20/73 § 8,937,089 9,042,105
4.938% (SOFR + 1.020%)
due 12/20/72 § 3,111,708 3,155,636
5.592% (SOFR + 1.465%)
due 04/20/67 § 1,956,739 1,980,589
GreenPoint Mortgage Funding Trust
4.386% (SOFR + 0.654%)
due 11/25/45 § 16,602 16,007
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,261,128 4,406,687
HarborView Mortgage Loan Trust
4.006% (SOFR + 0.434%)
due 05/25/38 § 503,001 408,446
a
Principal
Amount Value
Impac CMB Trust
4.386% (SOFR + 0.384%)
due 05/25/35 § $ 14,648 $ 14,297
IndyMac ARM Trust
5.653% due 01/25/32 § 612 593
JP Morgan Alternative Loan Trust
4.206% (SOFR + 0.474%)
due 05/25/36 § 1,294,097 1,091,903
6.000% due 12/27/36 ~ 829,454 394,027
JP Morgan Mortgage Trust
4.146% (SOFR + 0.414%)
due 10/25/35 § 780,622 536,983
4.167% due 12/26/37 ~ § 2,371,871 2,010,927
Lehman Mortgage Trust
5.750% due 02/25/37  4,687,875 3,049,827
MASTR Adjustable Rate Mortgages Trust
6.290% due 04/21/34 § 4,612 4,589
MASTR Alternative Loan Trust
4.246% (SOFR + 0.514%)
due 03/25/36 § 683,910 58,257
Merrill Lynch Mortgage Investors Trust
4.766% due 06/25/35 § 7,468 7,261
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,249,427 3,185,025
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,455,875 4,770,869
3.500% due 12/25/57 ~ § 2,419,889 2,366,867
6.864% due 10/25/63 ~ § 2,565,074 2,595,618
OBX Trust
4.496% (SOFR + 0.764%)
due 06/25/57 ~ § 2,097,153 2,058,214
6.120% due 11/25/62 ~ § 3,101,457 3,094,107
PHH Alternative Mortgage Trust
4.166% (SOFR + 0.434%)
due 02/25/37 § 4,644,420 3,425,568
PRKCM Trust
5.335% due 08/25/57 ~ § 2,790,012 2,789,612
RAAC Trust
5.146% (SOFR + 1.414%)
due 06/25/47 § 1,134,241 1,111,794
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 626,908 194,917
Reperforming Loan REMICS Trust
4.186% (SOFR + 0.454%)
due 06/25/35 ~ § 432,514 420,881
Residential Asset Securitization Trust (IO)
1.104% (4.836% - SOFR)
due 11/25/35 § 1,587,562 127,510
Resloc U.K. PLC (United Kingdom)
2.260% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,146,922 1,333,024
RFMSI Trust
5.532% due 09/25/35 § $ 335,202 209,026
RMAC Securities No. 1 PLC (United Kingdom)
4.379% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,402,785 3,192,462
Securitized Asset-Backed Receivables LLC Trust
4.506% (SOFR + 0.774%)
due 08/25/35 § $ 2,386,816 1,861,926
Sequoia Mortgage Trust
4.548% (SOFR + 0.814%)
due 07/20/33 § 110,416 110,959
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/35 § 19,842 19,697

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Structured Asset Mortgage Investments II Trust
4.266% (SOFR + 0.534%)
due 05/25/36 § $ 349,532 $ 248,184
4.306% (SOFR + 0.574%)
due 02/25/36 § 462,336 385,052
4.346% (SOFR + 0.614%)
due 07/19/35 § 35,817 35,147
4.406% (SOFR + 0.674%)
due 02/25/36 § 266,223 228,165
Structured Asset Mortgage Investments Trust
4.506% (SOFR + 0.774%)
due 09/19/32 § 4,358 4,149
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,099,807 944,026
Suntrust Alternative Loan Trust (IO)
1.254% (4.986% - SOFR)
due 12/25/35 § 1,372,382 64,533
Towd Point Mortgage Funding - Granite 6 PLC
(United Kingdom)
4.856% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 2,957,344 3,992,643
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,073,757 2,957,767
Trinity Square PLC (United Kingdom)
4.844% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,549,263 3,442,452
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 13,529,012 11,507,449
Verus Securitization Trust
4.260% due 02/25/67 ~ § 2,946,354 2,839,903
5.850% due 12/25/67 ~ § 3,073,854 3,066,529
WaMu Mortgage Pass-Through Certificates Trust
4.386% (SOFR + 0.654%)
due 12/25/45 § 11,060 11,147
4.426% (SOFR + 0.694%)
due 10/25/45 § 11,022 10,729
4.774% due 01/25/36 § 200,508 194,032
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
1.004% (4.736% - SOFR)
due 11/25/35 § 5,291,536 252,535
1.104% (4.836% - SOFR)
due 11/25/35 § 1,613,454 90,141
4.859% (US FED + 0.830%)
due 11/25/46 § 725,423 653,650
6.000% due 07/25/36  986,264 791,750
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.350% due 02/25/33 § 1,321 1,331
176,032,400
Federal Home Loan Mortgage Corp. - 3.6%
3.000% due 04/01/52  2,289,631 2,030,695
3.500% due 08/01/27 - 06/01/48 4,803,389 4,512,052
4.000% due 11/01/33 - 10/01/52 4,131,417 3,942,349
4.000% due 09/01/52  22,130,080 21,132,023
4.500% due 06/01/52 - 09/01/52 1,765,078 1,731,269
5.000% due 12/01/52 - 09/01/53 18,880,918 18,946,292
5.500% due 06/01/31 - 10/01/53 5,845,521 5,981,706
5.762% (UST + 2.137%)
due 01/01/28 § 552 555
6.000% due 07/01/54  4,736,704 4,866,371
6.090% (RFUCC + 1.345%)
due 09/01/35 § 43,252 44,569
a
Principal
Amount Value
6.250% (UST + 2.250%)
due 07/01/32 § $ 1,523 $ 1,556
6.499% (UST + 2.249%)
due 03/01/32 § 11,865 12,118
6.500% due 11/01/53  294,586 306,377
7.000% due 10/01/37  7,247 7,623
63,515,555
Federal National Mortgage Association - 3.5%
2.500% due 02/01/35  2,362,224 2,295,371
3.000% due 04/01/27 - 04/01/52 16,274,377 14,452,208
3.500% due 05/01/33 - 05/01/35 3,303,375 3,257,414
4.000% due 02/01/26 - 10/01/52 4,450,050 4,292,775
4.239% (US FED + 1.274%)
due 03/01/33 § 44,218 43,834
4.300% due 12/01/32  13,200,000 13,165,474
4.407% (US FED + 1.255%)
due 05/01/36 § 4,281 4,242
4.500% due 05/01/26 - 05/01/53 9,601,257 9,431,139
4.507% (US FED + 1.255%)
due 05/01/36 § 158,822 156,592
4.565% (US FED + 1.257%)
due 05/01/36 § 3,171 3,114
5.000% due 05/01/26 - 07/01/53 8,084,534 8,126,373
5.277% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 238,840 239,797
5.500% due 11/01/32 - 07/01/53 1,802,993 1,867,247
5.591% (US FED + 1.739%)
due 09/01/34 § 11,244 11,179
5.710% (RFUCC + 1.335%)
due 12/01/34 § 130,368 132,689
5.770% (RFUCC + 1.395%)
due 12/01/34 § 1,229 1,254
5.788% (RFUCC + 1.538%)
due 01/01/36 § 4,481 4,567
5.866% (UST + 1.695%)
due 02/01/33 § 71,351 72,188
5.896% (RFUCC + 1.235%)
due 07/01/35 § 68,388 69,422
5.901% (RFUCC + 1.240%)
due 08/01/35 § 41,235 41,919
5.998% (RFUCC + 1.373%)
due 09/01/35 § 11,404 11,570
6.000% due 11/01/34 - 03/01/54 2,531,877 2,620,483
6.163% (RFUCC + 1.413%)
due 07/01/33 § 5,332 5,405
6.175% (UST + 1.925%)
due 02/01/33 § 1,471 1,495
6.183% (RFUCC + 1.550%)
due 09/01/33 § 6,284 6,419
6.260% (UST + 2.025%)
due 01/01/34 § 2,539 2,632
6.305% (UST + 2.055%)
due 04/01/34 § 34,012 34,811
6.318% (UST + 2.068%)
due 03/01/34 § 1,632 1,669
6.346% (UST + 2.360%)
due 11/01/34 § 396,926 416,567
6.355% (RFUCC + 1.605%)
due 08/01/36 § 14,771 15,091
6.455% (RFUCC + 1.455%)
due 04/01/35 § 53,639 54,604
6.500% due 09/01/28 - 11/01/53 979,770 1,021,700

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
6.503% (RFUCC + 1.628%)
due 03/01/33 § $ 517 $ 528
6.590% (RFUCC + 1.840%)
due 09/01/35 § 12,150 12,545
7.500% due 01/01/33  3,001 3,087
8.000% due 05/01/30  77 80
61,877,484
Government National Mortgage Association - 5.5%
due 01/20/55 # 23,800,000 23,749,325
due 01/20/56 # 300,000 292,266
due 02/20/56 # 15,000,000 14,602,148
due 02/20/56 # 60,000 54,605
due 02/20/56 # 4,900,000 4,058,367
due 02/20/56 # 17,400,000 17,721,492
due 02/20/56 # 18,400,000 17,377,937
3.500% due 10/20/52 17,652,851 16,237,330
4.000% due 03/15/44 - 09/15/49 540,804 516,068
4.750% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 31,426 31,690
5.000% due 05/15/33 - 07/20/49 3,446,646 3,531,620
5.000% (UST + 1.500%)
due 12/20/26 § 197 197
5.375% (UST + 1.500%)
due 07/20/26 - 09/20/32 § 36,697 36,885
5.625% (UST + 1.500%)
due 06/20/26 - 03/20/33 § 86,135 86,831
6.000% due 06/15/38 - 09/15/38 1,495 1,527
6.125% (UST + 2.000%)
due 03/20/29 § 10,505 10,631
7.500% due 12/15/31  6,078 6,402
8.000% due 12/15/29 - 08/15/32 62,731 64,416
8.500% due 09/15/29 - 12/15/30 56,508 57,372
98,437,109
Uniform Mortgage-Backed Securities - 31.6%
due 01/01/55 # 39,000,000 38,078,686
due 03/01/55 # 49,312,000 50,612,648
due 02/01/56 # 97,120,000 85,848,770
due 02/01/56 # 225,200,000 228,155,349
due 02/01/56 # 1,825,000 1,780,176
due 02/01/56 # 139,760,000 139,252,277
due 02/01/56 # 10,800,000 11,226,751
due 02/01/56 # 5,248,000 5,386,011
560,340,668
Total Mortgage-Backed Securities
    (Cost $1,069,979,613) 1,061,021,235
ASSET-BACKED SECURITIES - 8.9%
Automobile Sequential - 0.3%
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 2,069,491 2,081,935
FHF Issuer Trust
5.690% due 02/15/30 ~ 1,584,694 1,594,871
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,457,455
6,134,261
Home Equity Other - 4.5%
ABFC Trust
4.671% (SOFR + 0.939%)
due 07/25/35 § 2,855,273 2,749,666
a
Principal
Amount Value
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
4.606% (SOFR + 0.874%)
due 02/25/36 § $ 1,345,943 $ 1,110,544
Asset-Backed Securities Corp. Home Equity
Loan Trust
4.866% (SOFR + 1.134%)
due 07/25/35 § 886,042 867,739
Citigroup Mortgage Loan Trust, Inc.
4.146% (SOFR + 0.414%)
due 12/25/36 § 7,991,999 3,012,255
4.166% (SOFR + 0.434%)
due 12/25/36 ~ § 1,621,128 918,379
Countrywide Asset-Backed Certificates
4.746% (SOFR + 1.014%)
due 03/25/47 ~ § 1,082,025 822,942
Countrywide Asset-Backed Certificates Trust
4.076% (SOFR + 0.344%)
due 10/25/47 § 32,186 32,110
4.126% (SOFR + 0.394%)
due 06/25/47 § 3,686,435 3,384,081
4.126% (SOFR + 0.394%)
due 03/25/37 § 896,661 886,152
FBR Securitization Trust
4.611% (SOFR + 0.879%)
due 09/25/35 § 17,693,746 17,467,309
GSAA Home Equity Trust
4.186% (SOFR + 0.454%)
due 09/25/36 § 7,986,181 1,747,458
Home Equity Asset Trust
4.626% (SOFR + 0.894%)
due 10/25/34 § 440,558 440,354
Home Equity Mortgage Loan Asset-Backed Trust
4.166% (SOFR + 0.434%)
due 04/25/37 § 2,678,339 2,402,395
HSI Asset Securitization Corp. Trust
4.341% (SOFR + 0.609%)
due 02/25/36 § 278,987 272,715
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 193 192
IXIS Real Estate Capital Trust
4.046% (SOFR + 0.314%)
due 01/25/37 § 10,122,814 3,332,077
JP Morgan Mortgage Acquisition Trust
4.281% (SOFR + 0.549%)
due 05/25/36 § 7,099,160 6,894,435
Lehman ABS Mortgage Loan Trust
3.936% (SOFR + 0.204%)
due 06/25/37 ~ § 697,659 467,576
MASTR Asset-Backed Securities Trust
4.346% (SOFR + 0.614%)
due 04/25/36 § 6,798,476 1,386,276
Merrill Lynch Mortgage Investors Trust
4.596% (SOFR + 0.864%)
due 09/25/35 § 716,601 707,687
Morgan Stanley ABS Capital I, Inc. Trust
3.906% (SOFR + 0.234%)
due 05/25/37 § 115,492 106,007
4.026% (SOFR + 0.474%)
due 05/25/37 § 5,050,822 4,634,159
4.026% (SOFR + 0.294%)
due 03/25/37 § 2,117,433 905,680
4.066% (SOFR + 0.334%)
due 11/25/36 § 4,817,985 2,317,217

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.096% (SOFR + 0.364%)
due 03/25/37 § $ 3,545,469 $ 1,516,984
Morgan Stanley Capital I, Inc. Trust
4.206% (SOFR + 0.474%)
due 03/25/36 § 1,230,994 1,045,105
Option One Mortgage Loan Trust
4.126% (SOFR + 0.394%)
due 02/25/37 § 3,611,762 2,392,863
4.286% (SOFR + 0.554%)
due 02/25/37 § 10,486,398 5,194,738
Park Place Securities, Inc. Asset-Backed Pass-
Through Certificates
4.671% (SOFR + 0.939%)
due 07/25/35 § 6,246,581 6,085,153
Renaissance Home Equity Loan Trust
3.383% (SOFR + 0.994%)
due 08/25/33 § 104,633 96,463
Saxon Asset Securities Trust
4.506% (SOFR + 0.774%)
due 10/25/35 § 1,156,977 1,145,069
Soundview Home Loan Trust
4.066% (SOFR + 0.334%)
due 02/25/37 § 1,300,628 345,430
Structured Asset Investment Loan Trust
4.466% (SOFR + 0.734%)
due 01/25/36 § 3,424,648 3,263,591
Structured Asset Securities Corp. Mortgage Loan
Trust
4.116% (SOFR + 0.384%)
due 03/25/36 § 1,016,859 974,495
Terwin Mortgage Trust
4.266% (SOFR + 0.534%)
due 04/25/37 ~ § 66,668 65,833
78,991,129
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage Loan
Trust
4.186% (SOFR + 0.454%)
due 12/25/36 § 91,410 89,507
Other Asset-Backed Securities - 4.1%
Bain Capital Credit CLO Ltd.
4.960% (SOFR + 1.090%)
due 10/21/34 ~ § 2,000,000 2,000,186
5.042% (SOFR + 1.160%)
due 07/17/35 ~ § 5,100,000 5,101,982
5.084% (SOFR + 1.200%)
due 10/20/34 ~ § 5,900,000 5,905,396
Benefit Street Partners CLO XXII Ltd. (Cayman)
5.034% (SOFR + 1.150%)
due 04/20/35 ~ § 5,100,000 5,100,933
BlueMountain CLO Ltd. (Cayman)
5.052% (SOFR + 1.200%)
due 11/15/30 ~ § 218,546 218,659
BlueMountain Fuji EUR CLO V DAC (Ireland)
2.919% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 3,457,496 4,067,311
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
4.974% (SOFR + 1.090%)
due 07/20/34 ~ § $ 6,000,000 6,003,300
CarVal CLO I Ltd. (Cayman)
5.124% (SOFR + 1.230%)
due 07/16/31 ~ § 2,935,622 2,937,127
a
Principal
Amount Value
Dryden 52 Euro CLO DAC (Ireland)
2.924% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 2,974,118 $ 3,499,133
Dryden 54 Senior Loan Fund (Cayman)
5.034% (SOFR + 1.150%)
due 10/19/29 ~ § $ 793,237 793,985
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ 1,428,674 1,435,399
Invesco CLO Ltd. (Jersey)
5.034% (SOFR + 1.150%)
due 07/20/35 ~ § 4,700,000 4,700,475
Magnetite XXV Ltd. (Cayman)
5.320% (SOFR + 1.462%)
due 01/25/32 ~ § 1,313,648 1,315,033
Marble Point CLO XXII Ltd. (Cayman)
5.078% (SOFR + 1.220%)
due 07/25/34 ~ § 5,500,000 5,505,867
Nelnet Student Loan Trust
4.670% due 06/22/65 ~ 2,198,002 2,192,282
5.268% (SOFR + 1.350%)
due 06/22/65 ~ § 1,815,741 1,831,050
6.118% (SOFR + 2.200%)
due 02/20/41 ~ § 1,066,893 1,090,398
6.640% due 02/20/41 ~ 1,066,893 1,111,484
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 1,164,194 1,168,072
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 2,400,000 2,415,761
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,471,348 2,538,870
Symphony CLO XXXII Ltd. (Cayman)
5.196% (SOFR + 1.150%)
due 10/23/35 ~ § 6,100,000 6,099,840
Venture XXIX CLO Ltd. (Cayman)
5.103% (SOFR + 1.252%)
due 09/07/30 ~ § 7,322 7,326
Voya CLO Ltd. (Cayman)
5.084% (SOFR + 1.200%)
due 07/20/32 ~ § 2,005,955 2,007,272
Wellfleet CLO Ltd. (Cayman)
5.055% (SOFR + 1.150%)
due 07/15/34 ~ § 4,050,000 4,051,772
73,098,913
Total Asset-Backed Securities
    (Cost $170,494,265) 158,313,810
U.S. TREASURY OBLIGATIONS - 25.5%
U.S. Treasury Bonds - 17.0%
1.375% due 11/15/40  20,550,000 13,347,065
1.625% due 11/15/50  4,200,000 2,206,149
1.875% due 02/15/51  11,375,000 6,360,002
1.875% due 11/15/51  4,450,000 2,461,232
2.000% due 02/15/50 ‡ 6,700,000 3,929,445
2.000% due 08/15/51  15,100,000 8,654,777
2.250% due 08/15/49  20,798,000 13,049,120
2.375% due 11/15/49 ‡ 14,255,000 9,159,951
2.375% due 05/15/51  11,000,000 6,936,016
2.500% due 02/15/45 ‡ 1,300,000 921,070
2.750% due 08/15/42  26,200,000 20,232,336
2.875% due 05/15/43 ‡ 5,500,000 4,271,309
2.875% due 08/15/45  9,200,000 6,903,594
2.875% due 05/15/49  13,100,000 9,402,832

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.000% due 02/15/48  $ 8,300,000 $ 6,178,961
3.000% due 08/15/48 ‡ 2,000,000 1,481,406
3.000% due 02/15/49  2,900,000 2,137,051
3.125% due 08/15/44  33,300,000 26,366,836
3.250% due 05/15/42 ‡ 45,700,000 38,127,367
3.375% due 11/15/48 ‡ 1,800,000 1,424,672
3.625% due 02/15/44  13,500,000 11,593,652
3.750% due 11/15/43  20,900,000 18,322,606
3.875% due 02/15/43  7,300,000 6,569,572
3.875% due 05/15/43  5,900,000 5,294,559
4.000% due 11/15/42  3,734,000 3,423,684
4.250% due 05/15/39 ‡ 4,900,000 4,802,191
4.375% due 11/15/39  20,700,000 20,430,738
4.375% due 05/15/41  1,967,000 1,917,210
4.375% due 08/15/43  3,635,000 3,473,271
4.500% due 08/15/39  7,700,000 7,716,844
4.500% due 11/15/54  9,000,000 8,491,641
4.625% due 02/15/40  5,500,000 5,562,305
4.625% due 05/15/44  500,000 491,074
4.875% due 08/15/45  19,209,000 19,401,090
301,041,628
U.S. Treasury Inflation Protected Securities - 3.1%
0.125% due 02/15/51 ^ 3,501,484 1,893,742
0.125% due 02/15/52 ^ 2,222,183 1,177,130
0.250% due 02/15/50 ^ 3,419,199 1,970,863
0.750% due 02/15/45 ^ 7,742,616 5,651,955
0.875% due 02/15/47 ^ 4,585,750 3,310,347
1.000% due 02/15/46 ^ 3,160,361 2,385,521
1.000% due 02/15/48 ^ 13,334,929 9,751,992
1.000% due 02/15/49 ^ 1,811,390 1,304,555
1.250% due 04/15/28 ^ ‡ 8,140,800 8,109,431
1.500% due 02/15/53 ^ 13,691,125 10,687,048
2.125% due 02/15/54 ^ 8,168,545 7,347,441
2.375% due 02/15/55 ^ 1,238,136 1,175,794
54,765,819
U.S. Treasury Notes - 4.9%
2.250% due 08/15/27 ‡ 20,000 19,614
3.375% due 09/15/28 ‡ 8,630,000 8,595,615
3.625% due 08/31/30  78,700,000 78,426,797
4.250% due 08/15/35 ‡ 401,000 403,945
87,445,971
U.S. Treasury Strip Coupons - 0.5%
due 05/15/41  2,600,000 1,234,736
due 08/15/41  3,900,000 1,824,239
due 11/15/41  600,000 276,092
due 02/15/42  12,200,000 5,530,480
8,865,547
Total U.S. Treasury Obligations
    (Cost $507,772,452) 452,118,965
FOREIGN GOVERNMENT BONDS & NOTES - 8.3%
Australia Government (Australia)
2.750% due 06/21/35 ~
AUD 6,900,000
3,916,310
Brazil Government (Brazil)
6.125% due 03/15/34
$ 4,400,000
4,454,546
Brazil Letras do Tesouro Nacional (Brazil)
14.253% due 04/01/26
BRL 22,200,000
3,918,903
Canada Government (Canada)
3.000% due 06/01/34
CAD 4,900,000
3,489,494
a
Principal
Amount Value
3.250% due 12/01/34
CAD 2,431,000
$ 1,757,996
Chile Government (Chile)
3.500% due 01/31/34
$ 7,000,000
6,453,650
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~
CAD 800,000
608,741
European Union (Multi-National)
2.875% due 10/05/29 ~
EUR 8,000,000
9,533,187
Hydro-Quebec (Canada)
8.625% due 06/15/29
$ 1,000,000
1,149,314
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~
EUR 6,174,768
7,324,436
Japan Government Forty Year (Japan)
2.200% due 03/20/64
JPY 332,000,000
1,542,890
Japan Government Thirty Year (Japan)
2.300% due 12/20/54
480,000,000
2,461,915
2.400% due 03/20/55
649,900,000
3,409,507
2.800% due 06/20/55
480,000,000
2,744,418
3.200% due 09/20/55
210,000,000
1,300,997
Japan Government Twenty Year (Japan)
2.000% due 12/20/44
790,000,000
4,390,189
2.400% due 03/20/45
431,900,000
2,553,432
Korea Development Bank (South Korea)
4.642% (SOFR + 0.700%)
due 10/23/26 §
$ 900,000
905,222
Kuwait International (Kuwait)
4.016% due 10/09/28 ~
1,000,000
1,000,000
4.136% due 10/09/30 ~
1,000,000
1,000,000
4.652% due 10/09/35 ~
700,000
700,000
Mexico Government (Mexico)
3.500% due 09/19/29
EUR 1,300,000
1,525,555
4.500% due 03/19/34
1,300,000
1,528,310
5.125% due 03/19/38
500,000
585,783
6.000% due 05/07/36 †
$ 900,000
914,175
New South Wales Treasury Corp. (Australia)
1.750% due 03/20/34 ~
AUD 2,800,000
1,449,047
4.750% due 02/20/37 ~
500,000
314,028
Peruvian Government (Peru)
5.400% due 08/12/34 ~
PEN 6,800,000
2,016,839
6.150% due 08/12/32 ~
31,350,000
10,067,684
6.950% due 08/12/31 ~
6,565,000
2,172,462
Province of Ontario (Canada)
3.800% due 12/02/34
CAD 444,000
324,877
Province of Quebec (Canada)
4.450% due 09/01/34
8,800,000
6,739,112
Queensland Treasury Corp. (Australia)
1.500% due 08/20/32 ~
AUD 2,800,000
1,509,551
4.500% due 08/22/35 ~
700,000
437,832
Republic of Poland Government (Poland)
5.125% due 09/18/34
$ 2,300,000
2,361,100
Republic of South Africa Government (South
Africa)
6.250% due 03/31/36
ZAR 8,200,000
421,088
8.500% due 01/31/37
55,000,000
3,294,240
8.750% due 01/31/44
1,750,000
101,175
8.750% due 02/28/48
8,100,000
470,430
8.875% due 02/28/35
205,900,000
12,955,351
9.000% due 01/31/40
10,160,000
615,187
Romania Government (Romania)
3.000% due 02/27/27 ~
$ 6,500,000
6,403,458
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~
4,400,000
4,495,671
4.875% due 07/18/33 ~
5,000,000
5,084,893

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$29,610,560 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-
buyback financing transactions).
(c) As of December 31, 2025, investments with a total aggregate value of $784,453 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(d) As of December 31, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $4,206,239 at a weighted average interest rate of 4.3%. As of December 31, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was $147,796,410 at a weighted average interest rate of 4.4%.
(e) As of December 31, 2025, investments with a total aggregate value of $1,822,735 or 0.1% of the Fund’s net assets were in default.
a
Principal
Amount Value
State of Israel (Israel)
3.800% due 05/13/60 ~
$ 9,000,000
$ 6,096,473
Treasury Corp. of Victoria (Australia)
2.250% due 09/15/33 ~
AUD 1,300,000
710,285
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~
GBP 9,347,000
11,048,509
Total Foreign Government Bonds & Notes
    (Cost $148,927,066) 148,258,262
SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Citigroup Global Markets, Inc.
3.930% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,000,437; collateralized by U.S. Treasury
Obligations: 0.000% due 12/24/26 and value
$2,040,603) $ 2,000,000 2,000,000
a
U.S. Treasury Bills - 0.0%
3.548% due 03/31/26 ‡ 365,000 361,876
3.562% due 04/07/26 ‡ 304,000 301,185
663,061
Total Short-Term Investments
(Cost $2,662,883) 2,663,061
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 137.6%
    (Cost $2,519,757,442) 2,442,672,373
Shares
SECURITIES LENDING COLLATERAL - 1.9%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.640% 7,112,144 7,112,144
Principal
Amount
Repurchase Agreements - 1.5%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$14,740,643; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$15,035,457) $ 14,737,450 14,737,450
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$12,143,630; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$12,411,406) 12,125,993 12,125,993
26,863,443
Total Securities Lending Collateral
(Cost $33,975,587) 33,975,587
a
Value
TOTAL INVESTMENTS - 139.5%
(Cost $2,553,733,029) $ 2,476,647,960
DERIVATIVES - 0.2% 3,009,904
OTHER ASSETS & LIABILITIES, NET - (39.7%) (704,889,703)
NET ASSETS - 100.0% $1,774,768,161
Mortgage-Backed Securities 59.8%
Corporate Bonds & Notes 34.9%
U.S. Treasury Obligations 25.5%
Asset-Backed Securities 8.9%
Foreign Government Bonds & Notes 8.3%
Others (each less than 3.0%) 2.1%
139.5%
Derivatives 0.2%
Other Assets and Liabilities, Net (39.7%)
100.0%

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(f) As of December 31, 2025, open futures contracts outstanding were as follows:
(g) As of December 31, 2025, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/26 55 $ 11,473,152 $ 11,483,398 $ 10,246
CBOT 5 Year U.S. Treasury Notes 03/26 2,084 228,035,535 227,790,970 (244,565)
CBOT 10 Year U.S. Treasury Notes 03/26 1,919 216,176,755 215,767,562 (409,193)
Eurex 5 Year Euro BOBL 03/26 4 549,951 546,045 (3,906)
ICE Long Gilt 03/26 89 10,883,228 10,961,439 78,211
Montreal Exchange 10 Year Canadian Bond 03/26 157 13,987,262 13,830,367 (156,895)
SFE 10 Year Australian Bond 03/26 176 12,835,381 12,859,298 23,917
($702,185)
Short Futures Outstanding
CBOT U.S. Long Bond 03/26 18 2,091,351 2,080,688 10,663
CBOT Ultra 10 Year U.S. Treasury Notes 03/26 1,072 123,997,260 123,296,750 700,510
CBOT Ultra U.S. Treasury Bond 03/26 80 9,612,895 9,440,000 172,895
Eurex 10 Year Euro BUND 03/26 211 32,055,369 31,633,175 422,194
$1,306,262
Total Futures Contracts $ 604,077
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 123,054,658 USD 22,571,796 01/26 GSC $ – ( $ 115,542)
BRL 465,239 USD 84,552 01/26 GSC 349 –
BRL 126,249,594 USD 22,049,250 04/26 GSC 516,829 –
CNH 15,837,645 USD 2,260,894 01/26 BNP 10,246 –
CNH 10,157,000 USD 1,454,933 01/26 CIT 2,469 –
CNH 7,420,000 USD 1,052,579 01/26 GSC 12,098 –
CNH 9,289,000 USD 1,322,335 01/26 JPM 10,520 –
IDR 3,617,322,093 USD 216,258 01/26 BNP 366 –
IDR 6,016,843,152 USD 359,816 01/26 SCB 504 –
ILS 415,000 USD 129,726 01/26 BNP 582 –
ILS 3,101,981 USD 972,286 01/26 DUB 1,722 –
INR 21,681,723 USD 240,000 01/26 BNP 656 –
INR 592,065,239 USD 6,648,111 01/26 CIT – (76,501)
INR 182,630,929 USD 2,020,427 01/26 CIT 6,680 –
INR 234,421,209 USD 2,632,312 01/26 DUB – (30,361)
INR 15,256,410 USD 168,493 01/26 HSB 845 –
INR 94,234,449 USD 1,058,172 01/26 JPM – (12,220)
INR 14,237,252 USD 157,657 01/26 SCB 369 –
INR 27,946,462 USD 310,256 02/26 BNP – (147)
INR 20,315,325 USD 225,361 02/26 BNP 69 –
JPY 155,515,272 USD 998,806 01/26 MSC – (5,254)
KRW 3,374,811,722 USD 2,296,868 01/26 DUB 43,732 –
KRW 2,800,114,541 USD 1,951,435 01/26 JPM – (9,416)
MXN 214,661,148 USD 11,558,819 01/26 DUB 334,402 –
MXN 14,525,276 USD 783,106 02/26 GSC 19,585 –
MXN 6,665,044 USD 360,012 02/26 HSB 8,309 –
MXN 25,372,760 USD 1,368,274 02/26 JPM 33,867 –
MXN 6,668,680 USD 360,378 02/26 SGN 8,145 –
MXN 6,267,710 USD 337,749 02/26 UBS 8,511 –
MXN 23,705,000 USD 1,280,116 03/26 BRC 26,967 –
MXN 11,150,000 USD 601,055 03/26 GSC 14,743 –
MXN 6,238,715 USD 338,939 03/26 HSB 5,374 –
MXN 14,903,000 USD 812,913 03/26 JPM 9,579 –
MXN 5,186 USD 277 03/26 SGN 9 –
MXN 2,759,185 USD 149,703 04/26 BOA 2,034 –
MXN 23,211,351 USD 1,258,769 04/26 GSC 17,728 –
MXN 6,954,303 USD 376,774 04/26 HSB 5,587 –
MXN 8,586,485 USD 466,053 04/26 JPM 6,321 –
NZD 6,984,000 USD 4,042,109 01/26 CIT – (19,770)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
NZD 1,983,231 USD 1,138,937 01/26 CIT $ 3,278 $ –
NZD 4,055,000 USD 2,327,103 01/26 HSB 8,319 –
PLN 6,493,005 USD 1,786,109 01/26 BNP 22,428 –
PLN 3,693,344 USD 1,010,079 01/26 BOA 18,651 –
PLN 10,199,558 USD 2,799,730 01/26 BRC 41,062 –
PLN 574,000 USD 159,748 01/26 CIT 131 –
PLN 8,807,314 USD 2,410,736 01/26 GSC 42,304 –
PLN 1,449,324 USD 395,336 01/26 HSB 8,353 –
PLN 6,995,378 USD 1,896,120 01/26 JPM 52,261 –
PLN 2,696,963 USD 751,307 01/26 UBS – (140)
PLN 5,304,051 USD 1,447,466 01/26 UBS 29,824 –
THB 8,571 USD 265 01/26 CIT 7 –
THB 6,348,728 USD 199,390 01/26 GSC 2,313 –
THB 13,616,069 USD 420,367 01/26 HSB 12,223 –
TRY 277 USD 6 01/26 BNP – –
TRY 133,379,924 USD 2,953,721 01/26 BRC 103,008 –
TRY 145,000 USD 3,299 01/26 CIT 15 –
TRY 486,883,159 USD 10,755,252 02/26 BRC 316,007 –
TRY 61,031,474 USD 1,338,586 02/26 GSC 36,483 –
TRY 110,874,706 USD 2,429,394 03/26 BRC 32,097 –
TRY 29,934,919 USD 658,308 03/26 GSC 8,170 –
TWD 41,421,226 USD 1,328,192 01/26 BNP – (8,757)
TWD 88,271,436 USD 2,803,438 01/26 BNP 6,945 –
TWD 3,468,734 USD 109,951 01/26 BOA 513 –
TWD 30,103,843 USD 964,249 01/26 CIT – (5,776)
TWD 4,013,147 USD 127,119 01/26 CIT 682 –
TWD 5,350,015 USD 169,492 01/26 HSB 883 –
TWD 41,662,585 USD 1,327,392 02/26 BNP – (2,627)
TWD 1,052,247 USD 33,616 02/26 CIT – (152)
TWD 1,420,499 USD 45,382 02/26 DUB – (207)
USD 11,600,942 AUD 17,783,180 01/26 BNP – (267,472)
USD 3,695,724 AUD 5,569,000 01/26 CIT – (21,001)
USD 351,585 AUD 532,000 01/26 HSB – (3,469)
USD 11,660,615 AUD 17,843,820 01/26 JPM – (248,269)
USD 22,049,250 BRL 123,519,897 01/26 GSC – (491,906)
USD 648,877 BRL 3,700,000 04/26 BNP – (12,468)
USD 1,371,492 BRL 7,900,000 04/26 GSC – (40,568)
USD 1,906,161 BRL 10,600,000 04/26 GSC 11,498 –
USD 10,137 CAD 14,269 01/26 CIT – (264)
USD 23,859,778 CAD 33,580,919 01/26 HSB – (619,812)
USD 272,543 CHF 218,531 01/26 BNP – (3,585)
USD 250,156 CHF 197,000 01/26 BNP 1,234 –
USD 1,468,238 CHF 1,177,120 01/26 GSC – (19,127)
USD 1,541,547 CHF 1,231,000 01/26 HSB – (13,900)
USD 270,401 CHF 217,094 01/26 UBS – (3,911)
USD 49,891 CNH 351,579 01/26 BNP – (556)
USD 24,900 CNH 175,201 01/26 GSC – (239)
USD 103,585 CNH 729,529 01/26 JPM – (1,093)
USD 49,592 CNH 349,427 01/26 SCB – (546)
USD 1,385,695 EUR 1,181,000 01/26 BOA – (2,809)
USD 46,509,381 EUR 40,171,867 01/26 SGN – (720,735)
USD 431,393 GBP 319,000 01/26 BNP 1,400 –
USD 255,292 GBP 193,000 01/26 CIT – (4,860)
USD 650,871 GBP 485,000 01/26 HSB – (2,880)
USD 24,419,839 GBP 18,532,000 01/26 SGN – (560,161)
USD 359,190 ILS 1,158,000 01/26 BNP – (4,417)
USD 241,116 ILS 773,404 01/26 BRC – (1,729)
USD 531,341 ILS 1,738,452 01/26 CIT – (14,525)
USD 390,879 ILS 1,257,358 01/26 DUB – (3,922)
USD 480,383 ILS 1,552,069 01/26 GSC – (6,960)
USD 2,990,259 ILS 9,733,905 01/26 JPM – (66,144)
USD 540,719 ILS 1,722,731 02/26 BOA – (262)
USD 233,282 ILS 751,516 02/26 BRC – (2,713)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(h) As of December 31, 2025, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 433,518 ILS 1,378,143 02/26 CIT $ 747 $ –
USD 972,286 ILS 3,101,194 02/26 DUB – (1,567)
USD 849,972 ILS 2,736,825 02/26 MSC – (9,460)
USD 520,000 INR 46,879,809 01/26 BNP – (1,230)
USD 20,000 INR 1,826,060 01/26 BOA – (286)
USD 486,610 INR 43,319,957 01/26 JPM 5,781 –
USD 80,000 INR 7,278,184 01/26 SCB – (855)
USD 1,775,146 JPY 274,300,000 01/26 BNP 22,705 –
USD 3,427,661 JPY 533,197,816 01/26 HSB 21,179 –
USD 4,604,312 JPY 716,879,977 01/26 SCB 24,326 –
USD 10,194,381 JPY 1,594,389,974 01/26 SGN 8,180 –
USD 382,461 KRW 556,759,947 01/26 BOA – (3,680)
USD 1,482,578 KRW 2,170,301,457 01/26 DUB – (22,634)
USD 2,355,596 KRW 3,446,303,706 01/26 SGN – (34,588)
USD 1,951,435 KRW 2,796,439,988 02/26 JPM 12,272 –
USD 53,603 MXN 996,962 01/26 JPM – (1,628)
USD 211,343 NOK 2,156,286 01/26 CIT – (2,597)
USD 1,687,144 NZD 2,969,132 01/26 BNP – (22,887)
USD 569,693 NZD 987,000 01/26 CIT 1,244 –
USD 569,301 NZD 985,000 01/26 HSB 2,003 –
USD 831,443 NZD 1,433,000 01/26 JPM 6,126 –
USD 3,791,883 PEN 13,485,833 02/26 DUB – (214,131)
USD 3,796,164 PEN 12,826,859 03/26 CIT – (10,805)
USD 1,929,349 PEN 6,689,440 04/26 CIT – (53,539)
USD 1,418,225 PEN 5,057,108 05/26 CIT – (78,339)
USD 683,091 PLN 2,492,120 01/26 BNP – (11,055)
USD 520,744 PLN 1,904,346 01/26 BOA – (9,685)
USD 524,799 PLN 1,915,891 01/26 CIT – (8,846)
USD 1,236,299 PLN 4,530,956 01/26 JPM – (25,736)
USD 18,507,407 SGD 24,013,787 01/26 HSB – (186,215)
USD 190,471 THB 6,168,398 01/26 BOA – (5,503)
USD 2,805,632 TWD 85,276,302 01/26 BNP 90,497 –
USD 831,449 TWD 25,352,463 01/26 BOA 24,255 –
USD 8,639,171 TWD 262,264,639 01/26 CIT 288,954 –
USD 890,346 TWD 27,127,062 01/26 SCB 26,650 –
USD 508,009 TWD 15,776,728 03/26 BNP 6,533 –
USD 550,916 TWD 17,147,256 03/26 CIT 5,876 –
USD 401,911 ZAR 6,723,966 01/26 BNP – (3,657)
USD 1,548,929 ZAR 26,830,703 01/26 BRC – (68,933)
USD 2,744,160 ZAR 47,814,518 01/26 DUB – (139,002)
USD 1,430,035 ZAR 24,654,261 01/26 GSC – (56,590)
USD 2,459,109 ZAR 42,199,296 01/26 JPM – (85,462)
USD 2,693,096 ZAR 46,837,518 01/26 UBS – (131,154)
ZAR 15,766,644 USD 945,577 01/26 BNP 5,134 –
ZAR 7,167,421 USD 429,967 01/26 BOA 2,221 –
ZAR 9,361,063 USD 555,599 01/26 CIT 8,863 –
ZAR 6,711,025 USD 399,183 01/26 DUB 5,604 –
Total Forward Foreign Currency Contracts $2,438,436 ($4,617,237)
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - KRW versus USD $ 1,415.00 02/19/26 BOA $ 3,006,000 $ 20,348 $ 17,017
Put - KRW versus USD 1,412.00 02/24/26 BNP 189,000 1,252 1,055
Put - KRW versus USD 1,412.00 02/24/26 BRC 1,980,000 13,404 11,050
Put - KRW versus USD 1,410.00 02/27/26 BOA 11,793,000 84,072 65,758
Put - KRW versus USD 1,413.00 02/27/26 BOA 5,776,000 38,959 35,274
Total Purchased Options $158,035 $130,154

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(i) As of December 31, 2025, premiums received, and value of written options outstanding were as follows:
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - KRW versus USD $ 1,375.00 02/19/26 BOA $ 3,006,000 $ 6,896 ( $ 4,335)
Put - KRW versus USD 1,372.00 02/24/26 BNP 189,000 414 (281)
Put - KRW versus USD 1,372.00 02/24/26 BRC 1,980,000 4,415 (2,944)
Put - KRW versus USD 1,375.00 02/27/26 BOA 17,569,000 46,569 (32,011)
Total Foreign Currency Options $58,294 ($39,571)
- – - – - –
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 5.548% 01/02/26 GSC $ 600,000 $ 1,464 $ –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.551% 01/05/26 BNP 600,000 1,402 –
Call - 10 Year Interest Rate
Swap Receive SOFR 3.625% 01/08/26 BNP 600,000 1,530 (54)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.625% 01/08/26 MSC 600,000 1,530 (54)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.578% 01/12/26 GSC 500,000 1,100 (55)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.639% 01/12/26 MSC 600,000 1,418 (188)
Call - 10 Year Interest Rate
Swap Receive SOFR 5.648% 01/15/26 GSC 600,000 1,621 (415)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.622% 01/29/26 BNP 500,000 1,069 (683)
$11,134 ($1,449)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.848% 01/02/26 GSC 600,000 1,464 (53)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.831% 01/05/26 BNP 600,000 1,402 (330)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.925% 01/08/26 BNP 600,000 1,530 (119)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.925% 01/08/26 MSC 600,000 1,530 (119)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.878% 01/12/26 GSC 500,000 1,100 (496)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.919% 01/12/26 MSC 600,000 1,418 (294)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.928% 01/15/26 GSC 600,000 1,622 (481)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.882% 01/29/26 BNP 500,000 1,069 (1,479)
$11,135 ($3,371)
Total Interest Rate Swaptions $22,269 ($4,820)
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 10 Year Euro BUND Futures EUR 130.50 01/23/26 EUX 11 EUR 1,435,500 $ 5,959 ( $ 517)
Put - Eurex 10 Year Euro BUND Futures 127.50 01/23/26 EUX 11 1,402,500 5,579 (7,756)
Total Options on Futures $11,538 ($8,273)
Options on Securities
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - Uniform Mortgage-Backed Security,
TBA $ 97.38 01/07/26 GSC $ 1,400,000 $ 3,855 $ –
- – - – - –
Total Written Options $95,956 ($52,664)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(j) As of December 31, 2025, swap agreements outstanding were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
12/31/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SoftBank Group Corp. Q 1.000% 06/20/26 GSC 1.706% $ 1,000,000 ( $ 3,011) ( $ 3,247) $ 236
Petroleos Mexicanos ± M 4.850% 07/06/26 DUB n/a 247,080 2,192 – 2,192
South Africa Government Q 1.000% 12/20/26 MSC 0.266% 4,800,000 35,184 (42,938) 78,122
Colombia Government Q 1.000% 06/20/27 GSC 1.075% 4,600,000 (3,691) (54,584) 50,893
Colombia Government Q 1.000% 06/20/27 MSC 1.075% 1,600,000 (1,284) (26,120) 24,836
Colombia Government Q 1.000% 12/20/27 GSC 1.164% 2,100,000 (5,936) (74,583) 68,647
Colombia Government Q 1.000% 12/20/27 MSC 1.164% 1,900,000 (5,370) (67,479) 62,109
$18,084 ($268,951) $287,035
Exchange
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.287% 7,300,000 52,012 24,454 27,558
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.414% 6,000,000 85,197 30,234 54,963
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.255% 2,400,000 274,794 243,578 31,216
Boeing Co. Q 1.000% 12/20/29 ICE 0.532% 300,000 5,279 (4,281) 9,560
Oracle Corp. Q 1.000% 06/20/30 ICE 1.367% 1,000,000 (14,480) 20,623 (35,103)
Boeing Co. Q 1.000% 12/20/30 ICE 0.651% 11,300,000 181,953 178,658 3,295
$584,755 $493,266 $91,489
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $602,839 $224,315 $378,524
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Maturity
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM EUR 2,416,013 $ 487,894 $ 404,025 $ 83,869
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BNP 2,800,000 659,466 623,498 35,968
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 BOA 2,100,000 494,599 453,816 40,783
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 CIT 3,300,000 777,228 728,802 48,426
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 JPM 2,160,000 508,730 477,700 31,030
iTraxx Europe Crossover S44 Q 5.000% 12/20/30 MSC 640,000 150,735 142,886 7,849
$3,078,652 $2,830,727 $247,925
Exchange
CDX.NA.IG.S44 Q 1.000% 06/20/30 ICE $ 17,800,000 404,152 347,892 56,260
CDX.NA.IG.S45 Q 1.000% 12/20/30 ICE 80,900,000 1,854,350 1,758,300 96,050
iTraxx Europe Crossover S44 Q 1.000% 12/20/30 ICE 3,700,000 101,642 89,943 11,699
$2,360,144 $2,196,135 $164,009
Total Credit Default Swaps on Credit Indices - Sell Protection 0 $5,438,796 $5,026,862 $411,934
Total Credit Default Swaps $ 6,041,635 $ 5,251,177 $ 790,458
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 222,109) $ – ( $ 222,109)
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (603,352) – (603,352)
13.926% 1 Day BRL CDI Z/Z CME 01/04/27 6,000,000 (5,067) – (5,067)
13.927% 1 Day BRL CDI Z/Z CME 01/04/27 58,300,000 (48,965) 524 (49,489)
14.009% 1 Day BRL CDI Z/Z CME 01/04/27 3,900,000 (1,862) – (1,862)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (435,467) (758,339) 322,872
13.291% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 31,600,000 (29,822) (399) (29,423)
13.320% 1 Day BRL CDI Z/Z CME 01/02/29 3,400,000 (2,568) – (2,568)
13.354% 1 Day BRL CDI Z/Z CME 01/02/29 4,600,000 (1,502) – (1,502)
13.400% 1 Day BRL CDI Z/Z CME 01/02/29 45,800,000 5,561 (1,104) 6,665
2.500% 6 Month EURIBOR A/S LCH 03/18/31 EUR 8,660,000 (53,612) 37,262 (90,874)
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 (58,546) (40,435) (18,111)
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 (45,984) (33,341) (12,643)
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 (88,487) 44,990 (133,477)
2.460% 6 Month EURIBOR A/S LCH 03/13/35 EUR 900,000 (22,336) (2,175) (20,161)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (249,214) (7,138) (242,076)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 700,000 (6,700) (1,783) (4,917)
2.750% 6 Month EURIBOR A/S LCH 03/18/36 60,800,000 (1,285,224) (3,729) (1,281,495)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (873,416) (532,244) (341,172)
($4,028,672) ($1,297,911) ($2,730,761)
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.807% 1 Day USD SOFR A/A LCH 05/31/28 $ 10,700,000 ( $ 92,063) $ – ( $ 92,063)
13.000% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 15,400,000 19,589 – 19,589
13.017% 1 Day BRL CDI Z/Z CME 01/02/29 63,300,000 76,947 – 76,947
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 (48,309) (29,576) (18,733)
3.250% 1 Day USD SOFR A/A LCH 06/18/30 21,300,000 269,540 274,472 (4,932)
3.750% 1 Day USD SOFR A/A LCH 09/17/30 37,600,000 (468,066) (118,571) (349,495)
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 (205,997) – (205,997)
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 (24,653) – (24,653)
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 (49,066) – (49,066)
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (36,583) – (36,583)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (55,154) – (55,154)
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 (86,880) – (86,880)
3.750% 1 Day USD SOFR A/A LCH 05/15/32 34,666,000 (345,890) (35,510) (310,380)
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (732,140) (269,249) (462,891)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 33,230,000 3,940,599 3,894,395 46,204
1.250% 1 Day JPY TONAR A/A LCH 06/18/32 JPY 3,590,000,000 413,512 (619,066) 1,032,578
3.156% 1 Day USD SOFR A/A LCH 03/10/33 $ 27,580,000 703,648 531,392 172,256
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 1,900,000 (1,996) 6,152 (8,148)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 (38,169) – (38,169)
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (37,501) – (37,501)
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (38,056) – (38,056)
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 1,500,000 (56,404) (27,345) (29,059)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 22,143 – 22,143
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 2,700,000 7,567 (1,121) 8,688
4.095% 1 Day USD SOFR A/A LCH 02/18/35 $ 280,000 (7,187) – (7,187)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 (12,356) (4,418) (7,938)
3.930% 1 Day USD SOFR A/A LCH 03/24/35 2,700,000 (31,127) (7,441) (23,686)
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 (10,612) (3,809) (6,803)
3.640% 1 Day USD SOFR A/A LCH 08/15/35 2,000,000 20,460 3,997 16,463
3.700% 1 Day USD SOFR A/A LCH 08/15/35 2,000,000 11,019 (1,759) 12,778

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.715% 1 Day USD SOFR A/A LCH 08/15/35 $ 3,423,000 $ 14,818 $ 8,729 $ 6,089
3.551% 1 Day USD SOFR A/A LCH 09/17/35 1,200,000 23,929 (3,463) 27,392
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 46,773 21,777 24,996
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 183,823 82,898 100,925
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,616,339 3,693,363 922,976
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 2,918,000 660,875 2,257,125
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 391,712 – 391,712
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 157,140 – 157,140
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 543,427 112,711 430,716
3.250% 1 Day USD SOFR A/A LCH 06/18/55 11,900,000 1,922,880 1,100,453 822,427
3.500% 1 Day USD SOFR A/A LCH 09/17/55 10,700,000 1,234,416 1,029,825 204,591
4.500% 1 Day GBP SONIA A/A LCH 09/17/55 GBP 1,090,000 (12,442) 51,277 (63,719)
3.000% 6 Month EURIBOR A/S LCH 03/18/56 EUR 22,070,000 1,316,014 (314,887) 1,630,901
4.500% 1 Day GBP SONIA A/A LCH 03/18/56 GBP 1,700,000 (13,368) (33,266) 19,898
$16,450,276 $10,002,835 $6,447,441
a –
Total Interest Rate Swaps $12,421,604 $8,704,924 $3,716,680
Total Swap Agreements $18,463,239 $ 13,956,101 $ 4,507,138
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ 2,830,727 $ 534,960
Liabilities (268,951) –
Centrally Cleared Swap Agreements (1)
Assets 14,248,774 9,024,672
Liabilities (2,854,449) (5,052,494)
$13,956,101 $4,507,138
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(k) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 784,453 $ – $ – $ 784,453
Financial 333,777 333,777 – –
Total Common Stocks 1,118,230 333,777 – 784,453
Corporate Bonds & Notes 618,735,263 – 618,735,263 –
Senior Loan Notes 443,547 – – 443,547
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 100,818,019 – 100,818,019 –
Collateralized Mortgage Obligations - Residential 176,032,400 – 155,744,959 20,287,441
Federal Home Loan Mortgage Corp. 63,515,555 – 63,515,555 –
Federal National Mortgage Association 61,877,484 – 61,877,484 –
Government National Mortgage Association 98,437,109 – 98,437,109 –
Uniform Mortgage-Backed Securities 560,340,668 – 560,340,668 –
Total Mortgage-Backed Securities 1,061,021,235 – 1,040,733,794 20,287,441
Asset-Backed Securities 158,313,810 – 158,313,810 –
U.S. Treasury Obligations 452,118,965 – 452,118,965 –
Foreign Government Bonds & Notes 148,258,262 – 148,258,262 –
Short-Term Investments 2,663,061 – 2,663,061 –
Securities Lending Collateral 33,975,587 7,112,144 26,863,443 –
Derivatives:
Credit Contracts
Swaps 825,561 – 823,369 2,192
Foreign Currency Contracts
Forward Foreign Currency Contracts 2,438,436 – 2,438,436 –
Purchased Options 130,154 – 130,154 –
Total Foreign Currency Contracts 2,568,590 – 2,568,590 –
Interest Rate Contracts
Futures 1,418,636 1,418,636 – –
Swaps 8,734,071 – 8,734,071 –
Total Interest Rate Contracts 10,152,707 1,418,636 8,734,071 –
Total Asset - Derivatives 13,546,858 1,418,636 12,126,030 2,192
Total Assets 2,490,194,818 8,864,557 2,459,812,628 21,517,633
a
Liabilities Sale-Buyback Financing Transactions (47,567,301) – (47,567,301) –
Derivatives:
Credit Contracts
Swaps (35,103) – (35,103) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (4,617,237) – (4,617,237) –
Written Options (39,571) – (39,571) –
Total Foreign Currency Contracts (4,656,808) – (4,656,808) –
Interest Rate Contracts
Futures (814,559) (814,559) – –
Written Options (13,093) – (13,093) –
Swaps (5,017,391) – (5,017,391) –
Total Interest Rate Contracts (5,845,043) (814,559) (5,030,484) –
Total Liabilities - Derivatives (10,536,954) (814,559) (9,722,395) –
Total Liabilities (58,104,255) (814,559) (57,289,696) –
Total $2,432,090,563 $8,049,998 $2,402,522,932 $21,517,633

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
As of December 31, 2025, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
Additional information about Level 3 fair value measurements as of December 31, 2025 was as follows:
All other significant unobservable inputs used to value Common Stocks, Senior Loan Notes and Derivatives with an aggregate value of $1,230,192 were provided by broker quotes.
Significant changes to broker quotes would have direct and proportional changes to the fair value of the security.
Common
Stocks
Corporate
Bonds & Notes
Senior Loan
Notes
Mortgage
Backed
Securities Derivatives
Value, Beginning of Year $873,546 $1,099,629 $496,875 $– $–
Purchases – – 10,000 19,877,037 –
Sales (Includes Paydowns) – (1,100,000) (26,474) – –
Accrued Discounts (Premiums) – 202 338 – –
Net Realized Gains (Losses) – – (1,418) – –
Change in Net Unrealized Appreciation (Depreciation) (89,093) 169 (35,774) 410,404 2,192
Transfers In – – – – –
Transfers Out – – – – –
Value, End of Year $784,453 $– $443,547 $20,287,441 $ 2,192
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Year, if Applicable ($89,093) $– ($35,774) $410,404 $ 2,192
Value at
12/31/2025
Valuation
Technique(s)
Unobservable
Input(s)
Single Input
or Range
of Inputs
Weighted
Average
Mortgage-Backed Securities $ 20,287,441 Cost Trade Price 100.0 N/A

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 41.0%
Angola - 0.6%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ † $ 1,500,000 $ 1,503,450
Brazil - 5.3%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 1,790,495 1,829,363
Aegea Finance SARL
9.000% due 01/20/31 ~ 1,400,000 1,482,769
FS Luxembourg SARL
8.625% due 06/25/33 ~ 775,000 799,606
8.875% due 02/12/31 ~ 190,000 198,929
8.875% due 02/12/31 ~ † 989,000 1,035,480
Raizen Fuels Finance SA
6.250% due 07/08/32 ~ † 1,300,000 1,093,625
6.700% due 02/25/37 ~ 925,000 748,768
Samarco Mineracao SA
9.500% Cash or 9.000% PIK due 06/30/31 ~ 1,276,792 1,294,846
Sitios Latinoamerica SAB de CV
6.000% due 11/25/29 ~ 2,050,000 2,129,950
Yinson Bergenia Production BV
8.498% due 01/31/45 ~ 1,525,000 1,600,678
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 1,348,999 1,472,698
13,686,712
Bulgaria - 0.5%
Eastern European Electric Co. BV
6.500% due 05/15/30 ~ EUR 1,050,000 1,301,086
Cameroon - 0.5%
Golar LNG Ltd.
7.500% due 10/02/30 ~ † $ 1,225,000 1,184,488
Cayman - 0.5%
Kona Spc Ltd.
4.966% (EURIBOR + 2.700%)
due 12/29/26 ~ ± § EUR 1,000,000 1,175,200
Chile - 0.7%
ATP Tower Holdings/Andean Telecom Partners
Chile SpA/Andean Tower Partners C
7.875% due 02/03/30 ~ $ 1,775,000 1,831,750
Colombia - 0.8%
Grupo Nutresa SA
8.000% due 05/12/30 ~ 1,875,000 2,027,855
Congo - 1.1%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ 2,625,000 2,717,788
Czech Republic - 2.2%
Czechoslovak Group AS
6.500% due 01/10/31 ~ 2,900,000 2,982,678
Energo - Pro as
6.450% due 04/15/31 ~ EUR 925,000 1,077,377
8.000% due 05/27/30 ~ 1,300,000 1,613,260
5,673,315
Ghana - 0.4%
Kosmos Energy Ltd.
7.500% due 03/01/28 ~ † $ 1,675,000 1,139,750
a
Principal
Amount Value
Guatemala - 0.8%
Energuate Trust 2 0
6.350% due 09/15/35 ~ $ 875,000 $ 875,472
Mobiliare Latam SA/Mobiliare Latam Mexico
SA de CV
6.750% due 11/10/32 ~ 1,150,000 1,145,044
2,020,516
Hong Kong - 0.7%
CS Treasury Management Services P Ltd.
9.000% due 06/05/26 ~ 535,830 515,340
NWD MTN Ltd.
4.125% due 07/18/29 ~ 1,200,000 905,516
4.500% due 05/19/30 ~ 400,000 293,849
8.625% due 02/08/28 ~ 200,000 177,389
1,892,094
India - 1.1%
Vedanta Resources Finance II PLC
9.475% due 07/24/30 ~ 1,525,000 1,561,161
10.875% due 09/17/29 ~ 1,275,000 1,346,330
2,907,491
Israel - 2.7%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ † 1,400,000 1,382,911
8.500% due 09/30/33 ~ † 1,705,000 1,827,259
Energean PLC
5.625% due 05/12/31 ~ EUR 725,000 853,213
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ $ 475,000 483,052
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ † 2,400,000 2,418,923
6,965,358
Jamaica - 1.4%
Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/32 ~ 2,200,000 2,284,199
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 1,325,000 1,366,406
3,650,605
Kazakhstan - 0.3%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ 750,000 747,041
Mauritius - 0.5%
Axian Telecom Holding & Management PLC
7.250% due 07/11/30 ~ 1,350,000 1,359,539
Mexico - 4.7%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ † 700,000 688,572
7.625% due 02/11/35 ~ 2,225,000 2,341,812
Braskem Idesa SAPI
7.450% due 11/15/29 * ~ ∂ † 1,625,000 950,625
7.609% due 02/20/32 ~ ∂ † 825,000 479,016
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 622,000 584,156
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 792,406 834,229

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Petroleos Mexicanos
5.950% due 01/28/31 † $ 800,000 $ 774,774
6.700% due 02/16/32  925,000 923,109
6.840% due 01/23/30  1,900,000 1,930,641
Saavi Energia SARL
8.875% due 02/10/35 ~ † 2,350,000 2,551,630
12,058,564
Multi-National - 1.3%
Africa Finance Corp.
7.500% due 01/21/30 ~ 1,525,000 1,536,510
Banque Ouest Africaine de Developpement
5.000% due 07/27/27 ~ 1,750,000 1,747,152
3,283,662
Nigeria - 2.5%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 2,300,000 2,787,418
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 1,375,000 1,419,687
7.875% due 05/29/30 ~ † 750,000 774,375
8.250% due 11/29/31 ~ 200,000 209,436
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 1,134,334 1,136,616
6,327,532
Pakistan - 1.0%
Veon Midco BV
3.375% due 11/25/27 ~ 2,750,000 2,614,413
Saudi Arabia - 3.9%
BSF Finance
5.761% due 09/03/35 ~ 1,925,000 1,929,363
Gaci First Investment Co.
5.625% due 07/29/34 ~ 2,575,000 2,715,539
Riyad Sukuk Ltd.
6.209% due 07/14/35 ~ 1,950,000 1,998,521
Saudi Awwal Bank
5.947% due 09/04/35 ~ 1,550,000 1,571,684
SNB Sukuk Ltd.
5.938% due 07/18/36 ~ 1,675,000 1,717,708
9,932,815
Serbia - 0.5%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 1,300,000 1,302,280
Singapore - 0.7%
Puma International Financing SA
7.750% due 04/25/29 ~ † 1,625,000 1,677,341
South Africa - 0.9%
Transnet
8.250% due 02/06/28 ~ 2,250,000 2,378,956
Tanzania - 0.6%
HTA Group Ltd.
7.500% due 06/04/29 ~ † 1,425,000 1,476,386
Turkey - 1.4%
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 1,600,000 1,619,468
a
Principal
Amount Value
WE Soda Investments Holding PLC
9.500% due 10/06/28 ~ $ 2,000,000 $ 2,023,494
3,642,962
United Arab Emirates - 0.7%
Emirates Reit Sukuk III Ltd.
7.500% due 12/12/28 ~ § 600,000 614,585
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 1,188,623 1,077,591
1,692,176
United Kingdom - 1.1%
Standard Chartered PLC
7.000% due 11/14/35 ~ 1,200,000 1,235,628
7.625% due 01/16/32 ~ 1,375,000 1,473,842
2,709,470
Uzbekistan - 1.1%
Ipoteka-Bank ATIB
6.450% due 10/09/30 ~ 675,000 676,229
Uzbekneftegaz JSC
8.750% due 05/07/30 ~ 200,000 215,004
8.750% due 05/07/30 ~ † 1,925,000 2,069,409
2,960,642
Venezuela - 0.5%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ 1,007,000 236,142
6.000% due 11/15/26 * ~ ∂ 1,700,000 408,000
9.750% due 05/17/35 * ~ ∂ 1,958,498 509,209
12.750% * ~ ∂ 802,000 228,570
1,381,921
Total Corporate Bonds & Notes
    (Cost $103,231,020) 105,223,158
CONVERTIBLE CORPORATE BONDS & NOTES - 0.8%
Ghana - 0.1%
Kosmos Energy Ltd.
3.125% due 03/15/30  575,000 247,250
South Africa - 0.7%
Sasol Financing USA LLC
4.500% due 11/08/27 ~ 2,000,000 1,928,280
Total Convertible Corporate Bonds & Notes
    (Cost $2,226,726) 2,175,530
FOREIGN GOVERNMENT BONDS & NOTES - 51.0%
Angola - 0.8%
Angola Government
8.000% due 11/26/29 ~ 1,025,000 1,002,160
8.250% due 05/09/28 ~ 925,000 930,918
1,933,078
Argentina - 2.5%
Argentine Republic Government
4.125% due 07/09/35 § 4,925,000 3,676,513
Province of Santa Fe
8.100% due 12/11/34 ~ 1,225,000 1,205,216

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ $ 2,066,400 $ 1,591,500
6,473,229
Bahamas - 0.8%
Bahamas Government
8.250% due 06/24/36 ~ 1,425,000 1,593,606
8.250% due 06/24/36 ~ † 400,000 447,328
2,040,934
Benin - 0.4%
Benin Government
7.960% due 02/13/38 ~ 975,000 1,012,851
Brazil - 2.9%
Brazil Government
5.500% due 11/06/30  375,000 381,413
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 13,595,000 2,403,621
10.000% due 01/01/35  30,492,000 4,562,578
7,347,612
Colombia - 2.3%
Colombia TES
11.000% due 08/22/29  COP 9,928,400,000 2,484,349
13.250% due 02/09/33  13,254,300,000 3,537,211
6,021,560
Dominican Republic - 0.9%
Dominican Republic
4.500% due 01/30/30 ~ † $ 875,000 856,625
4.875% due 09/23/32 ~ 900,000 868,230
7.050% due 02/03/31 ~ 450,000 483,975
2,208,830
Ecuador - 1.6%
Ecuador Government
6.269% due 07/31/30 ~ 600,000 511,650
6.900% due 07/31/30 ~ 1,050,000 1,038,986
6.900% due 07/31/35 ~ 3,009,220 2,661,655
4,212,291
Egypt - 2.9%
Egypt Government
7.053% due 01/15/32 ~ 1,325,000 1,382,197
7.300% due 09/30/33 ~ 1,175,000 1,211,225
7.625% due 05/29/32 ~ 1,250,000 1,336,603
24.458% due 10/01/27  EGP 45,300,000 973,783
25.318% due 08/13/27  57,900,000 1,251,789
Egypt Treasury Bills
27.400% due 05/19/26  72,700,000 1,398,249
7,553,846
Ghana - 1.7%
Ghana Government
3.759% due 01/03/30 ~ $ 2,112,339 1,871,298
5.000% due 07/03/29 ~ § 2,050,000 2,018,059
5.342% due 01/03/30 ~ 600,080 531,604
4,420,961
Guatemala - 0.1%
Guatemala Government
7.050% due 10/04/32 ~ 250,000 275,031
a
Principal
Amount Value
Hungary - 2.4%
Hungary Government
4.500% due 03/23/28  HUF 1,281,400,000 $ 3,785,310
6.000% due 09/26/35 ~ $ 2,375,000 2,474,525
6,259,835
Ivory Coast - 1.3%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 2,061,000 2,354,449
5.875% due 10/17/31 ~ 875,000 1,036,763
3,391,212
Kuwait - 0.5%
Kuwait International
4.652% due 10/09/35 ~ $ 1,275,000 1,276,473
Lebanon - 0.8%
Lebanon Government
6.100% * ~ ∂ 1,525,000 357,170
6.170% * ~ ∂ 250,000 58,583
6.230% * ~ ∂ 225,000 52,754
6.370% * ~ ∂ 700,000 164,745
6.650% due 11/03/28 * ~ ∂ 450,000 106,222
6.850% due 05/25/29 * ~ ∂ 950,000 223,464
7.000% due 03/20/28 * ~ ∂ 1,825,000 428,875
7.050% due 11/02/35 * ~ ∂ 425,000 100,982
8.200% due 05/17/33 * ~ ∂ 1,400,000 317,030
8.250% due 05/17/34 * ~ ∂ 475,000 112,099
1,921,924
Malaysia - 1.5%
Malaysia Government
3.582% due 07/15/32  MYR 15,800,000 3,939,297
Mexico - 5.3%
Eagle Funding Luxco SARL
5.500% due 08/17/30 ~ $ 3,175,000 3,237,992
Mexican Bonos
7.750% due 11/13/42  MXN 62,200,000 2,956,277
8.500% due 11/18/38  69,400,000 3,617,304
Mexico Government
5.375% due 03/22/33  $ 2,275,000 2,262,488
5.625% due 09/22/35  1,600,000 1,580,000
13,654,061
Morocco - 1.0%
Morocco Government
4.750% due 04/02/35 ~ EUR 2,050,000 2,463,366
Nigeria - 1.3%
Nigeria Government
6.125% due 09/28/28 ~ $ 1,325,000 1,334,573
7.143% due 02/23/30 ~ 1,550,000 1,610,037
8.631% due 01/13/36 ~ † 450,000 483,846
3,428,456
Pakistan - 1.0%
Pakistan Government
6.875% due 12/05/27 ~ 700,000 706,814
7.375% due 04/08/31 ~ 1,775,000 1,768,837
2,475,651

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Peru - 3.4%
Peru Government
5.400% due 08/12/34  PEN 11,695,000 $ 3,468,667
6.850% due 08/12/35 ~ 11,642,000 3,729,484
6.900% due 08/12/37 ~ 5,230,000 1,628,025
8,826,176
Poland - 1.5%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 14,920,759 3,784,812
Romania - 4.1%
Romania Government
5.125% due 09/24/31 ~ EUR 600,000 722,407
5.375% due 06/07/33 ~ 1,185,000 1,410,634
6.375% due 09/18/33 ~ 1,075,000 1,358,968
6.500% due 10/07/45 ~ 825,000 968,081
6.750% due 07/11/39 ~ † 2,125,000 2,599,741
6.850% due 07/29/30  RON 15,475,000 3,595,964
10,655,795
South Africa - 5.4%
Republic of South Africa Government
5.750% due 09/30/49  $ 450,000 379,822
6.125% due 12/11/37 ~ † 1,625,000 1,605,318
7.250% due 12/11/55 ~ 1,225,000 1,216,416
7.950% due 11/19/54 ~ 450,000 484,846
8.750% due 01/31/44  ZAR 112,775,000 6,520,031
8.750% due 02/28/48  62,077,000 3,605,296
13,811,729
Turkey - 0.9%
Turkiye Government
30.000% due 09/12/29  TRY 96,725,000 2,195,673
Ukraine - 1.3%
Ukraine Government
4.000% due 02/01/32 * ~ ∂ § $ 1,172,500 890,915
4.500% due 02/01/34 * ~ ∂ § 3,864,451 2,374,493
3,265,408
Uzbekistan - 1.3%
National Bank of Uzbekistan
7.200% due 07/17/30 ~ 675,000 698,926
8.500% due 07/05/29 ~ 1,025,000 1,099,556
Republic of Uzbekistan
6.900% due 02/28/32 ~ 1,450,000 1,563,569
3,362,051
Venezuela - 0.6%
Venezuela Government
8.250% * ~ ∂ 1,259,900 357,812
9.000% * ~ ∂ 816,000 231,540
11.750% due 10/21/26 * ~ ∂ 1,624,400 534,428
12.750% * ~ ∂ 1,149,000 363,658
1,487,438
a
Principal
Amount Value
Zambia - 0.5%
Zambia Government
5.750% due 06/30/33 ~ § † $ 1,361,091 $ 1,343,946
Total Foreign Government Bonds & Notes
    (Cost $122,606,179) 131,043,526
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 92.8%
    (Cost $228,063,925) 238,442,214
Shares
SECURITIES LENDING COLLATERAL - 7.6%
Mutual Funds - 1.6%
The Morgan Stanley Institutional Liquidity
Funds 3.640
%
4,102,727 4,102,727
Principal
Amount
Repurchase Agreements - 6.0%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$8,503,320; collateralized by Federal
National Mortgage Association, Government
National Mortgage Association and U.S.
Treasury Notes: with rates ranging from
1.625% - 7.500% and maturity dates ranging
from 02/28/30 - 03/20/65 and an aggregate
value of $8,673,386) $ 8,501,478 8,501,478
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$7,005,201; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $7,159,671) 6,995,027 6,995,027
15,496,505
Total Securities Lending Collateral
(Cost $19,599,232) 19,599,232
a
TOTAL INVESTMENTS - 100.4%
(Cost $247,663,157) 258,041,446
DERIVATIVES - (0.0%) (78,260)
OTHER ASSETS & LIABILITIES, NET - (0.4%) (1,058,951)
NET ASSETS - 100.0% $ 256,904,235

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, investments with a total aggregate value of $9,486,332 or 3.7% of the Fund’s net assets were in default.
(d) As of December 31, 2025, open futures contracts outstanding were as follows:
(e) As of December 31, 2025, forward foreign currency contracts outstanding were as follows:
Foreign Government Bonds & Notes 51 .0%
Corporate Bonds & Notes 41 .0%
Securities Lending Collateral 7 .6%
Others (each less than 3.0%) 0 .8%
100 .4%
Derivatives ( 0 .0% )
Other Assets and Liabilities, Net ( 0 .4% )
100 .0%
Mexico 10 .0%
Brazil 8 .2%
United States 7 .6%
South Africa 7 .0%
Romania 4 .1%
Saudi Arabia 3 .9%
Nigeria 3 .8%
Peru 3 .4%
Colombia 3 .1%
Others (each less than 3.0%) 49 .3%
100 .4%
Derivatives ( 0 .0% )
Other Assets and Liabilities, Net ( 0 .4% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 03/26 233 $ 25,441,135 $ 25,467,992 $ 26,857
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
BRL 1,713,000 USD 308,126 01/26 CIT $ 3,668 $ –
BRL 12,000,000 USD 2,226,965 01/26 HSB – (42,771)
CZK 156,345,969 USD 7,439,913 01/26 HSB 166,633 –
EUR 236,949 USD 277,894 01/26 CIT 621 –
EUR 2,033,627 USD 2,360,978 01/26 GSC 30,073 –
EUR 12,030,923 USD 13,969,934 01/26 HSB 175,437 –
HUF 636,474,172 USD 1,926,810 01/26 HSB 18,154 –
MXN 47,350,000 USD 2,577,927 01/26 JPM 49,082 –
PLN 5,025,000 USD 1,360,955 01/26 HSB 38,700 –
PLN 8,780,495 USD 2,447,577 01/26 JPM – (1,873)
TRY 337,457,939 USD 7,633,735 01/26 CIT 168,772 –
USD 1,452,638 COP 5,593,600,000 01/26 CIT – (21,219)
USD 2,599,876 COP 9,960,300,000 01/26 HSB – (24,563)
USD 2,651,292 COP 9,989,403,793 01/26 HSB 19,184 –
USD 119,088 CZK 2,466,905 01/26 CIT – (932)
USD 38,552,595 EUR 33,048,576 01/26 CIT – (298,084)
USD 1,921,988 HUF 636,474,172 01/26 JPM – (22,976)
USD 1,845,996 MXN 34,250,000 01/26 GSC – (54,216)

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(f) As of December 31, 2025, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 8,928,679 PEN 30,233,848 01/26 CIT $ – ( $ 62,710 )
ZAR 18,645,366 USD 1,071,357 01/26 GSC 53,854 –
Total Forward Foreign Currency Contracts $ 724,178 ( $ 529,344 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date
Counter-
party
Implied
Credit
Spread at
12/31/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/26 GSC 0.152% $ 3,600,000 ( $ 30,352 ) ( $ 47,998 ) $ 17,646
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/26 GSC 0.178% 3,700,000 (30,245) (49,331) 19,086
China Development Bank Q 1.000% 12/20/26 GSC 0.207% 3,650,000 (28,828) (48,665) 19,837
Bank of China Ltd. Q 1.000% 12/20/26 GSC 0.213% 4,100,000 (32,134) (54,665) 22,531
( $ 121,559 ) ( $ 200,659 ) $ 79,100
Exchange
Colombia Government Q 1.000% 12/20/30 ICE 2.076% 4,250,000 199,626 191,149 8,477
Colombia Government Q 1.000% 12/20/30 ICE 2.076% 4,300,000 201,974 206,774 (4,800)
$ 401,600 $ 397,923 $ 3,677
Total Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection 0 $ 280,041 $ 197,264 $ 82,777
0
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Maturity
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S45 Q 5.000% 12/20/30 ICE $ 31,510,000 ( $ 2,444,905 ) ( $ 2,276,181 ) ( $ 168,724 )
a
Total Credit Default Swaps ( $ 2,164,864 ) ( $ 2,078,917 ) ( $ 85,947 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.305% 3 Month KRW COD Q/Q LCH 09/17/27 KRW 50,000,000,000 ( $ 335,644 ) ( $ 37,365 ) ( $ 298,279 )
8.980% 1 Day COP IBR Q/Q LCH 12/17/27 COP 9,028,000,000 (79,534) – (79,534)

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.850% 1 Day COP IBR Q/Q LCH 12/17/27 COP 44,600,000,000 ( $ 212,295 ) $ – ( $ 212,295 )
3.720% 3 Month CZK PRIBOR A/S LCH 12/17/30 CZK 102,014,560 (26,364) – (26,364)
3.984% 6 Month CZK PRIBOR A/S LCH 03/18/31 177,000,000 68,031 – 68,031
( $ 585,806 ) ( $ 37,365 ) ( $ 548,441 )
Total Interest Rate Swaps ( $ 585,806 ) ( $ 37,365 ) ( $ 548,441 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.750% Q JPM 01/06/26 $ 392,145 $ 80,956 $ – $ 80,956
Nigeria OMO Bills SOFR + 0.850% Q JPM 02/03/26 190,862 4,627 – 4,627
Nigeria OMO Bills SOFR + 0.850% Q JPM 03/10/26 804,066 25,541 – 25,541
Nigeria OMO Bills SOFR + 0.850% Q JPM 04/14/26 708,090 12,569 – 12,569
Nigeria OMO Bills SOFR + 0.850% Q JPM 04/21/26 185,056 9,157 – 9,157
Nigeria OMO Bills SOFR + 0.850% Q JPM 05/05/26 232,379 5,933 – 5,933
Egypt Treasury Bills SOFR + 0.075% Q JPM 06/23/26 2,799,336 19,059 – 19,059
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,732 229,493 – 229,493
Nigeria Government Bonds
1 Day USD Fed
Funds + 0.000% Z CIT 06/25/32 767,191 (52,898) – (52,898)
$ 334,437 $ – $ 334,437
Total Swap Agreements ( $ 2,416,233 ) ( $ 2,116,282 ) ( $ 299,951 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 466,435
Liabilities (200,659) (52,898)
Centrally Cleared Swap Agreements (1)
Assets 397,923 76,508
Liabilities (2,313,546) (789,996)
( $ 2,116,282 ) ( $ 299,951 )
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(g) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 105,223,158 $ – $ 104,047,958 $ 1,175,200
Convertible Corporate Bonds & Notes 2,175,530 – 2,175,530 –
Foreign Government Bonds & Notes 131,043,526 – 131,043,526 –
Securities Lending Collateral 19,599,232 4,102,727 15,496,505 –
Derivatives:
Credit Contracts
Swaps 87,577 – 87,577 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 724,178 – 724,178 –
Interest Rate Contracts
Futures 26,857 26,857 – –
Swaps 455,366 – 455,366 –
Total Interest Rate Contracts 482,223 26,857 455,366 –
Total Asset - Derivatives 1,293,978 26,857 1,267,121 –
Total Assets 259,335,424 4,129,584 254,030,640 1,175,200
a
Liabilities Due to Custodian (24,966) – (24,966) –
Derivatives:
Credit Contracts
Swaps (173,524) – (173,524) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (529,344) – (529,344) –
Interest Rate Contracts
Swaps (669,370) – (669,370) –
Total Liabilities - Derivatives (1,372,238) – (1,372,238) –
Total Liabilities (1,397,204) – (1,397,204) –
Total $ 257,938,220 $ 4,129,584 $ 252,633,436 $ 1,175,200

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.8%
Basic Materials - 2.4%
spacing
Linde PLC 22,512 $ 9,598,892
RPM International, Inc. 15,342 1,595,568
Sherwin-Williams Co. 19,846 6,430,699
17,625,159
Communications - 1.5%
spacing
Cisco Systems, Inc. 44,900 3,458,647
T-Mobile U.S., Inc. 38,620 7,841,405
11,300,052
Consumer, Cyclical - 9.0%
spacing
Costco Wholesale Corp. 4,212 3,632,176
Hilton Worldwide Holdings, Inc. 33,824 9,715,944
Home Depot, Inc. 27,364 9,415,952
Marriott International, Inc. Class A  7,173 2,225,351
McDonald's Corp. 25,131 7,680,788
NIKE, Inc. Class B  39,236 2,499,726
Ross Stores, Inc. 59,241 10,671,674
Tractor Supply Co. 43,038 2,152,330
Walmart, Inc. 117,388 13,078,197
WW Grainger, Inc. 2,100 2,119,005
Yum! Brands, Inc. 26,143 3,954,913
67,146,056
Consumer, Non-Cyclical - 18.5%
spacing
AbbVie, Inc. 40,620 9,281,264
AstraZeneca PLC ADR (United Kingdom)  97,682 8,979,906
Automatic Data Processing, Inc. 14,813 3,810,348
Avery Dennison Corp. 21,298 3,873,680
Becton Dickinson & Co. 15,957 3,096,775
Coca-Cola Co. 133,253 9,315,717
Colgate-Palmolive Co. 84,319 6,662,887
Danaher Corp. 33,164 7,591,903
Elevance Health, Inc. 8,303 2,910,617
Eli Lilly & Co. 12,501 13,434,575
GE HealthCare Technologies, Inc. 34,935 2,865,369
Gilead Sciences, Inc. 54,240 6,657,418
McKesson Corp. 11,642 9,549,816
Mondelez International, Inc. Class A  101,750 5,477,202
Philip Morris International, Inc. 48,681 7,808,432
Quest Diagnostics, Inc. 34,600 6,004,138
S&P Global, Inc. 9,746 5,093,162
Stryker Corp. 21,331 7,497,207
Thermo Fisher Scientific, Inc. 16,839 9,757,359
UnitedHealth Group, Inc. 22,882 7,553,577
137,221,352
Energy - 3.9%
spacing
ConocoPhillips 74,916 7,012,887
EOG Resources, Inc. 35,382 3,715,464
Exxon Mobil Corp. 87,761 10,561,159
SLB Ltd. 107,201 4,114,374
Williams Cos., Inc. 63,269 3,803,099
29,206,983
Financial - 21.7%
spacing
American Express Co. 33,785 12,498,761
American Tower Corp. REIT 27,733 4,869,083
Aon PLC Class A  6,402 2,259,138
Bank of America Corp. 259,422 14,268,210
a Shares Value
Charles Schwab Corp. 105,464 $ 10,536,908
Chubb Ltd. 44,756 13,969,243
CME Group, Inc. 12,000 3,276,960
Equity Residential REIT 108,136 6,816,893
Goldman Sachs Group, Inc. 6,343 5,575,497
Hartford Insurance Group, Inc. 38,238 5,269,196
JPMorgan Chase & Co. 75,151 24,215,155
Marsh & McLennan Cos., Inc. 54,672 10,142,749
Morgan Stanley 66,749 11,849,950
Progressive Corp. 31,101 7,082,320
Visa, Inc. Class A  61,522 21,576,381
Wells Fargo & Co. 74,929 6,983,383
161,189,827
Industrial - 15.1%
spacing
Amphenol Corp. Class A  84,699 11,446,223
Caterpillar, Inc. 9,400 5,384,978
CSX Corp. 132,606 4,806,967
Deere & Co. 16,710 7,779,675
GE Vernova, Inc. 3,398 2,220,831
General Electric Co. 55,905 17,220,417
Honeywell International, Inc. 20,225 3,945,695
Howmet Aerospace, Inc. 47,159 9,668,538
Illinois Tool Works, Inc. 7,047 1,735,676
Northrop Grumman Corp. 14,786 8,431,125
Old Dominion Freight Line, Inc. 25,676 4,025,997
Rockwell Automation, Inc. 8,102 3,152,245
Schneider Electric SE 19,946 5,456,732
TE Connectivity PLC (Switzerland)  32,535 7,402,038
Trane Technologies PLC 12,394 4,823,745
Union Pacific Corp. 30,946 7,158,429
Waste Connections, Inc. 41,970 7,359,859
112,019,170
Technology - 23.3%
spacing
Accenture PLC Class A  15,085 4,047,305
Analog Devices, Inc. 36,628 9,933,514
Apple, Inc. 145,736 39,619,789
Applied Materials, Inc. 21,013 5,400,131
Broadcom, Inc. 73,799 25,541,834
Broadridge Financial Solutions, Inc. 35,141 7,842,417
Intuit, Inc. 5,800 3,842,036
KLA Corp. 9,562 11,618,595
Microsoft Corp. 95,531 46,200,702
QUALCOMM, Inc. 22,485 3,846,059
Roper Technologies, Inc. 8,940 3,979,462
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  21,300 6,472,857
Texas Instruments, Inc. 26,520 4,600,955
172,945,656
Utilities - 3.4%
spacing
Ameren Corp. 82,252 8,213,685
Atmos Energy Corp. 35,388 5,932,090
CMS Energy Corp. 54,964 3,843,633
NextEra Energy, Inc. 65,830 5,284,832
Southern Co. 27,100 2,363,120
25,637,360
Total Common Stocks
    (Cost $484,898,937) 734,291,615

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025 , the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 98.8%
(Cost $484,898,937) $ 734,291,615
OTHER ASSETS & LIABILITIES, NET - 1.2% 8,885,102
NET ASSETS - 100.0% $ 743,176,717
Technology 23 .3%
Financial 21 .7%
Consumer, Non-Cyclical 18 .5%
Industrial 15 .1%
Consumer, Cyclical 9 .0%
Energy 3 .9%
Utilities 3 .4%
Others (each less than 3.0%) 3 .9%
98 .8%
Other Assets & Liabilities, Net 1 .2%
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 17,625,159 $ 17,625,159 $ – $ –
Communications 11,300,052 11,300,052 – –
Consumer, Cyclical 67,146,056 67,146,056 – –
Consumer, Non-Cyclical 137,221,352 137,221,352 – –
Energy 29,206,983 29,206,983 – –
Financial 161,189,827 161,189,827 – –
Industrial 112,019,170 106,562,438 5,456,732 –
Technology 172,945,656 172,945,656 – –
Utilities 25,637,360 25,637,360 – –
Total Common Stocks 734,291,615 728,834,883 5,456,732 –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.0%
Basic Materials - 1.3%
spacing
Air Products & Chemicals, Inc. 22,807 $ 5,633,785
Albemarle Corp. † 11,781 1,666,305
CF Industries Holdings, Inc. 15,413 1,192,041
Dow, Inc. 78,214 1,828,643
DuPont de Nemours, Inc. 41,848 1,682,290
Ecolab, Inc. 26,245 6,889,837
Freeport-McMoRan, Inc. 147,841 7,508,844
International Flavors & Fragrances, Inc. 25,626 1,726,936
International Paper Co. † 52,483 2,067,305
Linde PLC 48,076 20,499,126
LyondellBasell Industries NV Class A  26,068 1,128,744
Mosaic Co. 31,939 769,411
Newmont Corp. 112,857 11,268,771
Nucor Corp. 23,616 3,852,006
PPG Industries, Inc. 23,385 2,396,027
Qnity Electronics, Inc. Class W/I  20,924 1,708,445
Sherwin-Williams Co. 23,825 7,720,015
Steel Dynamics, Inc. 14,384 2,437,369
81,975,900
Communications - 16.8%
spacing
Airbnb, Inc. Class A * 44,180 5,996,110
Alphabet, Inc. Class A  599,011 187,490,443
Alphabet, Inc. Class C  478,758 150,234,260
Amazon.com, Inc. * 1,001,587 231,186,311
AppLovin Corp. Class A * 27,869 18,778,690
Arista Networks, Inc. * 106,571 13,963,998
AT&T, Inc. 730,822 18,153,619
Booking Holdings, Inc. 3,319 17,774,340
CDW Corp. 13,389 1,823,582
Charter Communications, Inc. Class A †* 8,894 1,856,623
Cisco Systems, Inc. 405,730 31,253,382
Comcast Corp. Class A  372,569 11,136,087
Corning, Inc. 80,328 7,033,520
DoorDash, Inc. Class A * 38,489 8,716,989
eBay, Inc. 46,233 4,026,894
Expedia Group, Inc. 12,368 3,503,978
F5, Inc. * 5,648 1,441,708
FactSet Research Systems, Inc. 3,813 1,106,494
Fox Corp. Class A † 22,517 1,645,317
Fox Corp. Class B  16,890 1,096,668
Gen Digital, Inc. 60,931 1,656,714
GoDaddy, Inc. Class A * 14,130 1,753,250
Match Group, Inc. 25,698 829,788
Meta Platforms, Inc. Class A  224,232 148,013,301
Motorola Solutions, Inc. 17,205 6,595,021
Netflix, Inc. * 436,267 40,904,394
News Corp. Class A  37,921 990,497
News Corp. Class B † 11,270 333,930
Omnicom Group, Inc. 32,102 2,592,237
Palo Alto Networks, Inc. * 70,422 12,971,732
Paramount Skydance Corp. Class B  21,906 293,540
Robinhood Markets, Inc. Class A * 80,962 9,156,802
T-Mobile U.S., Inc. 49,519 10,054,338
Trade Desk, Inc. Class A * 45,511 1,727,598
Uber Technologies, Inc. * 213,930 17,480,220
VeriSign, Inc. 8,413 2,043,938
Verizon Communications, Inc. 434,116 17,681,545
Walt Disney Co. 183,810 20,912,064
a Shares Value
Warner Bros Discovery, Inc. * 256,714 $ 7,398,497
1,021,608,419
Consumer, Cyclical - 8.1%
spacing
Aptiv PLC * 23,414 1,781,571
AutoZone, Inc. * 1,704 5,779,116
Best Buy Co., Inc. 19,676 1,316,915
Carnival Corp. * 114,712 3,503,304
Carvana Co. * 14,726 6,214,667
Chipotle Mexican Grill, Inc. * 137,640 5,092,680
Copart, Inc. * 92,429 3,618,595
Costco Wholesale Corp. 45,629 39,347,712
Cummins, Inc. 14,212 7,254,515
Darden Restaurants, Inc. 11,874 2,185,053
Deckers Outdoor Corp. * 15,282 1,584,285
Delta Air Lines, Inc. 67,423 4,679,156
Dollar General Corp. 23,399 3,106,685
Dollar Tree, Inc. * 18,908 2,325,873
Domino's Pizza, Inc. 3,119 1,300,062
DR Horton, Inc. 28,049 4,039,897
Fastenal Co. 119,166 4,782,132
Ford Motor Co. 391,357 5,134,604
General Motors Co. 96,318 7,832,580
Genuine Parts Co. 13,965 1,717,136
Hasbro, Inc. 12,725 1,043,450
Hilton Worldwide Holdings, Inc. 24,107 6,924,736
Home Depot, Inc. 102,483 35,264,400
Las Vegas Sands Corp. 31,249 2,033,997
Lennar Corp. Class A  21,636 2,224,181
Live Nation Entertainment, Inc. †* 16,138 2,299,665
Lowe's Cos., Inc. 57,742 13,925,061
Lululemon Athletica, Inc. * 11,132 2,313,341
Marriott International, Inc. Class A  22,887 7,100,463
McDonald's Corp. 73,322 22,409,403
MGM Resorts International * 21,655 790,191
NIKE, Inc. Class B  122,450 7,801,290
Norwegian Cruise Line Holdings Ltd. * 43,038 960,608
NVR, Inc. * 288 2,100,318
O'Reilly Automotive, Inc. * 87,446 7,975,950
PACCAR, Inc. 54,176 5,932,814
Pool Corp. 3,314 758,078
PulteGroup, Inc. 20,801 2,439,125
Ralph Lauren Corp. 4,015 1,419,744
Ross Stores, Inc. 33,436 6,023,161
Royal Caribbean Cruises Ltd. 26,113 7,283,438
Southwest Airlines Co. 53,131 2,195,904
Starbucks Corp. 117,415 9,887,517
Tapestry, Inc. 21,914 2,799,952
Target Corp. 46,775 4,572,256
Tesla, Inc. * 289,307 130,107,144
TJX Cos., Inc. 114,586 17,601,555
TKO Group Holdings, Inc. 6,672 1,394,448
Tractor Supply Co. 54,060 2,703,541
Ulta Beauty, Inc. * 4,759 2,879,243
United Airlines Holdings, Inc. * 32,961 3,685,699
Walmart, Inc. 451,479 50,299,275
Williams-Sonoma, Inc. 12,334 2,202,729
WW Grainger, Inc. 4,454 4,494,309
Wynn Resorts Ltd. 9,073 1,091,754
Yum! Brands, Inc. 28,183 4,263,524
491,798,802
Consumer, Non-Cyclical - 13.8%
spacing
Abbott Laboratories 179,031 22,430,794

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
AbbVie, Inc. 181,967 $ 41,577,640
Agilent Technologies, Inc. 29,481 4,011,480
Align Technology, Inc. * 7,038 1,098,984
Altria Group, Inc. 173,730 10,017,272
Amgen, Inc. 55,441 18,146,394
Archer-Daniels-Midland Co. 51,098 2,937,624
Automatic Data Processing, Inc. 41,356 10,638,004
Avery Dennison Corp. 8,071 1,467,953
Baxter International, Inc. 51,138 977,247
Becton Dickinson & Co. 29,904 5,803,469
Bio-Techne Corp. 15,581 916,319
Biogen, Inc. * 15,643 2,753,012
Block, Inc. * 56,414 3,671,987
Boston Scientific Corp. * 152,630 14,553,271
Bristol-Myers Squibb Co. 209,597 11,305,662
Brown-Forman Corp. Class B † 21,069 549,058
Bunge Global SA 13,589 1,210,508
Campbell's Co. † 19,387 540,316
Cardinal Health, Inc. 24,442 5,022,831
Cencora, Inc. 20,149 6,805,325
Centene Corp. * 50,061 2,060,010
Charles River Laboratories International, Inc. * 4,826 962,690
Church & Dwight Co., Inc. 24,539 2,057,595
Cigna Group 27,565 7,586,715
Cintas Corp. 35,042 6,590,349
Clorox Co. 12,415 1,251,804
Coca-Cola Co. 398,597 27,865,916
Colgate-Palmolive Co. 84,181 6,651,983
Conagra Brands, Inc. 48,018 831,192
Constellation Brands, Inc. Class A  14,435 1,991,453
Cooper Cos., Inc. * 19,959 1,635,840
Corpay, Inc. * 6,960 2,094,473
Corteva, Inc. 69,387 4,651,011
CVS Health Corp. 130,698 10,372,193
Danaher Corp. 64,725 14,816,847
DaVita, Inc. * 3,310 376,049
Dexcom, Inc. * 40,255 2,671,724
Edwards Lifesciences Corp. * 60,261 5,137,250
Elevance Health, Inc. 22,486 7,882,467
Eli Lilly & Co. 81,761 87,866,912
Equifax, Inc. 12,403 2,691,203
Estee Lauder Cos., Inc. Class A  25,313 2,650,777
GE HealthCare Technologies, Inc. 47,982 3,935,484
General Mills, Inc. 55,793 2,594,375
Gilead Sciences, Inc. 127,738 15,678,562
Global Payments, Inc. 25,503 1,973,932
HCA Healthcare, Inc. 16,547 7,725,132
Henry Schein, Inc. * 9,806 741,138
Hershey Co. 14,802 2,693,668
Hologic, Inc. * 23,282 1,734,276
Hormel Foods Corp. 27,897 661,159
Humana, Inc. 12,068 3,090,977
IDEXX Laboratories, Inc. * 8,250 5,581,373
Incyte Corp. * 17,473 1,725,808
Insulet Corp. * 7,028 1,997,639
Intuitive Surgical, Inc. * 36,498 20,671,007
IQVIA Holdings, Inc. * 17,359 3,912,892
J.M. Smucker Co. 11,158 1,091,364
Johnson & Johnson 248,057 51,335,396
Kenvue, Inc. 202,672 3,496,092
Keurig Dr. Pepper, Inc. 142,748 3,998,371
Kimberly-Clark Corp. 33,604 3,390,308
Kraft Heinz Co. 88,413 2,144,015
Kroger Co. 61,535 3,844,707
a Shares Value
Labcorp Holdings, Inc. 8,416 $ 2,111,406
Lamb Weston Holdings, Inc. 14,401 603,258
McCormick & Co., Inc. 25,261 1,720,527
McKesson Corp. 12,709 10,425,066
Medtronic PLC 132,114 12,690,871
Merck & Co., Inc. 255,545 26,898,667
Moderna, Inc. †* 33,145 977,446
Molina Healthcare, Inc. * 5,776 1,002,367
Molson Coors Beverage Co. Class B  17,610 822,035
Mondelez International, Inc. Class A  134,268 7,227,646
Monster Beverage Corp. * 73,432 5,630,031
Moody's Corp. 15,701 8,020,856
PayPal Holdings, Inc. 96,651 5,642,485
PepsiCo, Inc. 140,779 20,204,602
Pfizer, Inc. 585,390 14,576,211
Philip Morris International, Inc. 160,269 25,707,148
Procter & Gamble Co. 240,586 34,478,380
Quanta Services, Inc. 15,353 6,479,887
Quest Diagnostics, Inc. 11,158 1,936,248
Regeneron Pharmaceuticals, Inc. 10,306 7,954,892
ResMed, Inc. 14,728 3,547,533
Revvity, Inc. 12,363 1,196,120
Rollins, Inc. 31,156 1,869,983
S&P Global, Inc. 31,955 16,699,363
Solventum Corp. * 15,664 1,241,215
STERIS PLC 9,885 2,506,045
Stryker Corp. 35,436 12,454,691
Sysco Corp. 49,291 3,632,254
Thermo Fisher Scientific, Inc. 38,682 22,414,285
Tyson Foods, Inc. Class A  28,649 1,679,404
United Rentals, Inc. 6,509 5,267,864
UnitedHealth Group, Inc. 93,264 30,787,379
Universal Health Services, Inc. Class B  5,740 1,251,435
Verisk Analytics, Inc. 14,276 3,193,398
Vertex Pharmaceuticals, Inc. * 26,122 11,842,670
Viatris, Inc. 119,632 1,489,418
Waters Corp. * 5,950 2,259,989
West Pharmaceutical Services, Inc. 7,271 2,000,543
Zimmer Biomet Holdings, Inc. 20,270 1,822,678
Zoetis, Inc. 45,427 5,715,625
839,131,199
Energy - 2.8%
spacing
APA Corp. 36,196 885,354
Baker Hughes Co. 99,576 4,534,691
Chevron Corp. 194,870 29,700,137
ConocoPhillips 126,350 11,827,624
Coterra Energy, Inc. 81,114 2,134,920
Devon Energy Corp. 66,811 2,447,287
Diamondback Energy, Inc. 18,779 2,823,047
EOG Resources, Inc. 55,236 5,800,332
EQT Corp. 64,253 3,443,961
Expand Energy Corp. 24,522 2,706,248
Exxon Mobil Corp. 434,192 52,250,665
First Solar, Inc. * 11,407 2,979,851
Halliburton Co. 88,490 2,500,727
Kinder Morgan, Inc. 201,570 5,541,159
Marathon Petroleum Corp. 30,756 5,001,848
Occidental Petroleum Corp. 72,008 2,960,969
ONEOK, Inc. 64,785 4,761,697
Phillips 66 42,089 5,431,165
SLB Ltd. 155,705 5,975,958
Targa Resources Corp. 21,959 4,051,436
Texas Pacific Land Corp. 6,280 1,803,742

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Valero Energy Corp. 30,860 $ 5,023,699
Williams Cos., Inc. 125,735 7,557,931
172,144,448
Financial - 14.1%
spacing
Aflac, Inc. 48,696 5,369,708
Alexandria Real Estate Equities, Inc. REIT 15,605 763,709
Allstate Corp. 27,336 5,689,988
American Express Co. 55,320 20,465,634
American International Group, Inc. 53,961 4,616,364
American Tower Corp. REIT 48,499 8,514,969
Ameriprise Financial, Inc. 9,401 4,609,686
Aon PLC Class A  22,239 7,847,698
Apollo Global Management, Inc. 47,807 6,920,541
Arch Capital Group Ltd. * 37,542 3,601,029
ARES Management Corp. Class A  20,747 3,353,338
Arthur J Gallagher & Co. 26,731 6,917,716
Assurant, Inc. 5,140 1,237,969
AvalonBay Communities, Inc. REIT 14,236 2,581,129
Bank of America Corp. 691,704 38,043,720
Bank of New York Mellon Corp. 72,005 8,359,060
Berkshire Hathaway, Inc. Class B * 188,798 94,899,315
Blackrock, Inc. 14,855 15,899,901
Blackstone, Inc. 76,030 11,719,264
Brown & Brown, Inc. 30,318 2,416,345
BXP, Inc. REIT 15,780 1,064,834
Camden Property Trust REIT 10,689 1,176,645
Capital One Financial Corp. 65,454 15,863,431
Cboe Global Markets, Inc. 10,488 2,632,488
CBRE Group, Inc. Class A * 30,192 4,854,572
Charles Schwab Corp. 171,973 17,181,822
Chubb Ltd. 37,683 11,761,618
Cincinnati Financial Corp. 15,661 2,557,755
Citigroup, Inc. 184,223 21,496,982
Citizens Financial Group, Inc. 45,372 2,650,179
CME Group, Inc. 37,284 10,181,515
Coinbase Global, Inc. Class A * 23,631 5,343,914
CoStar Group, Inc. * 42,800 2,877,872
Crown Castle, Inc. REIT 45,644 4,056,382
Digital Realty Trust, Inc. REIT 33,244 5,143,179
Equinix, Inc. REIT 10,181 7,800,275
Equity Residential REIT 37,122 2,340,171
Erie Indemnity Co. Class A  2,444 700,573
Essex Property Trust, Inc. REIT 6,436 1,684,172
Everest Group Ltd. 4,338 1,472,100
Extra Space Storage, Inc. REIT 21,243 2,766,263
Federal Realty Investment Trust REIT 8,476 854,381
Fifth Third Bancorp 67,839 3,175,544
Franklin Resources, Inc. 31,577 754,375
Globe Life, Inc. 7,767 1,086,293
Goldman Sachs Group, Inc. 30,880 27,143,520
Hartford Insurance Group, Inc. 29,361 4,045,946
Healthpeak Properties, Inc. REIT 70,544 1,134,348
Host Hotels & Resorts, Inc. REIT 70,409 1,248,352
Huntington Bancshares, Inc. 161,868 2,808,410
Interactive Brokers Group, Inc. Class A  47,038 3,025,014
Intercontinental Exchange, Inc. 58,416 9,461,055
Invesco Ltd. 48,321 1,269,393
Invitation Homes, Inc. REIT 57,105 1,586,948
Iron Mountain, Inc. REIT 29,403 2,438,979
JPMorgan Chase & Co. 280,279 90,311,499
KeyCorp 93,578 1,931,450
Kimco Realty Corp. REIT 67,570 1,369,644
KKR & Co., Inc. 70,665 9,008,374
a Shares Value
Loews Corp. 18,263 $ 1,923,277
M&T Bank Corp. 15,809 3,185,197
Marsh & McLennan Cos., Inc. 50,787 9,422,004
Mastercard, Inc. Class A  84,421 48,194,260
MetLife, Inc. 56,513 4,461,136
Mid-America Apartment Communities, Inc. REIT 11,715 1,627,331
Morgan Stanley 124,361 22,077,808
Nasdaq, Inc. 46,443 4,511,009
Northern Trust Corp. 20,211 2,760,621
PNC Financial Services Group, Inc. 40,703 8,495,937
Principal Financial Group, Inc. 21,356 1,883,813
Progressive Corp. 60,375 13,748,595
Prologis, Inc. REIT 95,643 12,209,785
Prudential Financial, Inc. 35,784 4,039,298
Public Storage REIT 16,492 4,279,674
Raymond James Financial, Inc. 18,614 2,989,222
Realty Income Corp. REIT 94,712 5,338,915
Regency Centers Corp. REIT 16,373 1,130,228
Regions Financial Corp. 91,727 2,485,802
SBA Communications Corp. REIT 10,772 2,083,628
Simon Property Group, Inc. REIT 33,612 6,221,917
State Street Corp. 28,415 3,665,819
Synchrony Financial 37,639 3,140,222
T. Rowe Price Group, Inc. 22,313 2,284,405
Travelers Cos., Inc. 22,847 6,627,001
Truist Financial Corp. 130,446 6,419,248
U.S. Bancorp 160,042 8,539,841
UDR, Inc. REIT 30,084 1,103,481
Ventas, Inc. REIT 48,581 3,759,198
VICI Properties, Inc. REIT 109,287 3,073,150
Visa, Inc. Class A  173,755 60,937,616
W.R. Berkley Corp. 30,134 2,112,996
Wells Fargo & Co. 323,195 30,121,774
Welltower, Inc. REIT 70,663 13,115,759
Weyerhaeuser Co. REIT 72,902 1,727,048
Willis Towers Watson PLC 9,645 3,169,347
854,953,712
Industrial - 7.5%
spacing
3M Co. 54,980 8,802,298
A.O. Smith Corp. 10,674 713,877
Allegion PLC 8,733 1,390,468
Amcor PLC 229,661 1,915,373
AMETEK, Inc. 24,082 4,944,275
Amphenol Corp. Class A  126,027 17,031,289
Axon Enterprise, Inc. * 8,124 4,613,863
Ball Corp. 27,023 1,431,408
Boeing Co. * 80,621 17,504,432
Builders FirstSource, Inc. * 11,673 1,201,035
Carrier Global Corp. 81,972 4,331,400
Caterpillar, Inc. 48,182 27,602,022
CH Robinson Worldwide, Inc. 11,756 1,889,895
Comfort Systems USA, Inc. 3,561 3,323,446
CRH PLC 69,257 8,643,274
CSX Corp. 193,581 7,017,311
Deere & Co. 26,028 12,117,856
Dover Corp. 13,778 2,690,017
Eaton Corp. PLC 39,989 12,736,896
EMCOR Group, Inc. 4,529 2,770,797
Emerson Electric Co. 57,583 7,642,416
Expeditors International of Washington, Inc. 14,146 2,107,895
FedEx Corp. 22,582 6,523,037
Fortive Corp. 31,892 1,760,757
Garmin Ltd. 16,832 3,414,371

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
GE Vernova, Inc. 27,935 $ 18,257,478
Generac Holdings, Inc. * 6,029 822,175
General Dynamics Corp. 25,848 8,701,988
General Electric Co. 108,602 33,452,674
Honeywell International, Inc. 65,367 12,752,448
Howmet Aerospace, Inc. 41,781 8,565,941
Hubbell, Inc. 5,381 2,389,756
Huntington Ingalls Industries, Inc. 4,315 1,467,402
IDEX Corp. 7,588 1,350,209
Illinois Tool Works, Inc. 27,092 6,672,760
Ingersoll Rand, Inc. 36,590 2,898,660
Jabil, Inc. 11,371 2,592,815
Jacobs Solutions, Inc. 12,551 1,662,505
JB Hunt Transport Services, Inc. 8,076 1,569,490
Johnson Controls International PLC 63,338 7,584,725
Keysight Technologies, Inc. * 17,495 3,554,809
L3Harris Technologies, Inc. 19,015 5,582,234
Lennox International, Inc. 3,215 1,561,140
Lockheed Martin Corp. 20,784 10,052,597
Martin Marietta Materials, Inc. 6,126 3,814,415
Masco Corp. 21,876 1,388,251
Mettler-Toledo International, Inc. * 2,127 2,965,442
Nordson Corp. 5,397 1,297,601
Norfolk Southern Corp. 23,288 6,723,711
Northrop Grumman Corp. 13,779 7,856,924
Old Dominion Freight Line, Inc. 18,902 2,963,834
Otis Worldwide Corp. 40,150 3,507,102
Packaging Corp. of America 8,937 1,843,078
Parker-Hannifin Corp. 12,901 11,339,463
Pentair PLC 16,589 1,727,578
Republic Services, Inc. 20,462 4,336,512
Rockwell Automation, Inc. 11,373 4,424,893
RTX Corp. 138,043 25,317,086
Smurfit WestRock PLC 54,220 2,096,687
Snap-on, Inc. 5,281 1,819,833
Stanley Black & Decker, Inc. 15,168 1,126,679
TE Connectivity PLC (Switzerland)  30,491 6,937,007
Teledyne Technologies, Inc. * 4,689 2,394,813
Textron, Inc. 18,780 1,637,053
Trane Technologies PLC 22,656 8,817,715
TransDigm Group, Inc. 5,799 7,711,800
Trimble, Inc. * 24,478 1,917,851
Union Pacific Corp. 61,071 14,126,944
United Parcel Service, Inc. Class B  76,085 7,546,871
Veralto Corp. 26,507 2,644,868
Vulcan Materials Co. 13,860 3,953,149
Waste Management, Inc. 38,160 8,384,134
Westinghouse Air Brake Technologies Corp. 17,576 3,751,597
Xylem, Inc. 25,661 3,494,515
453,478,920
Technology - 32.4%
spacing
Accenture PLC Class A  63,853 17,131,760
Adobe, Inc. * 43,098 15,083,869
Advanced Micro Devices, Inc. * 167,620 35,897,499
Akamai Technologies, Inc. * 15,188 1,325,153
Analog Devices, Inc. 50,651 13,736,551
Apple, Inc. 1,521,346 413,593,124
Applied Materials, Inc. 82,021 21,078,577
Autodesk, Inc. * 22,208 6,573,790
Broadcom, Inc. 486,206 168,275,897
Broadridge Financial Solutions, Inc. 11,698 2,610,643
Cadence Design Systems, Inc. * 28,025 8,760,055
Cognizant Technology Solutions Corp. Class A  49,682 4,123,606
a Shares Value
Crowdstrike Holdings, Inc. Class A * 25,838 $ 12,111,821
Datadog, Inc. Class A * 33,738 4,588,031
Dayforce, Inc. * 17,873 1,236,097
Dell Technologies, Inc. Class C  31,257 3,934,631
Electronic Arts, Inc. 22,781 4,654,842
EPAM Systems, Inc. * 5,707 1,169,250
Fair Isaac Corp. * 2,466 4,169,069
Fidelity National Information Services, Inc. 52,842 3,511,879
Fiserv, Inc. * 54,993 3,693,880
Fortinet, Inc. * 65,895 5,232,722
Gartner, Inc. * 7,724 1,948,611
Hewlett Packard Enterprise Co. 137,686 3,307,218
HP, Inc. 93,524 2,083,715
Intel Corp. * 461,644 17,034,664
International Business Machines Corp. 96,239 28,506,954
Intuit, Inc. 28,705 19,014,766
Jack Henry & Associates, Inc. 7,307 1,333,381
KLA Corp. 13,528 16,437,602
Lam Research Corp. 129,319 22,136,826
Leidos Holdings, Inc. 13,503 2,435,941
Microchip Technology, Inc. 56,565 3,604,322
Micron Technology, Inc. 115,567 32,983,978
Microsoft Corp. 765,224 370,077,631
Monolithic Power Systems, Inc. † 4,887 4,429,381
MSCI, Inc. 7,877 4,519,271
NetApp, Inc. 20,605 2,206,589
NVIDIA Corp. 2,501,884 466,601,366
NXP Semiconductors NV (Netherlands)  25,533 5,542,193
ON Semiconductor Corp. * 42,936 2,324,984
Oracle Corp. 173,172 33,752,955
Palantir Technologies, Inc. Class A * 235,191 41,805,200
Paychex, Inc. 33,724 3,783,158
Paycom Software, Inc. 4,878 777,358
PTC, Inc. * 12,042 2,097,837
QUALCOMM, Inc. 110,268 18,861,341
Roper Technologies, Inc. 11,021 4,905,778
Salesforce, Inc. 98,016 25,965,419
Sandisk Corp. * 14,701 3,489,723
Seagate Technology Holdings PLC 22,432 6,177,549
ServiceNow, Inc. * 106,810 16,362,224
Skyworks Solutions, Inc. 15,699 995,474
Super Micro Computer, Inc. †* 50,478 1,477,491
Synopsys, Inc. * 19,124 8,982,925
Take-Two Interactive Software, Inc. * 17,949 4,595,482
Teradyne, Inc. 16,356 3,165,867
Texas Instruments, Inc. 93,550 16,229,990
Tyler Technologies, Inc. * 4,277 1,941,544
Western Digital Corp. 34,927 6,016,874
Workday, Inc. Class A * 21,957 4,715,924
Zebra Technologies Corp. Class A * 5,170 1,255,379
1,966,377,631
Utilities - 2.2%
spacing
AES Corp. 71,259 1,021,854
Alliant Energy Corp. 25,647 1,667,311
Ameren Corp. 28,144 2,810,460
American Electric Power Co., Inc. 54,864 6,326,368
American Water Works Co., Inc. 19,532 2,548,926
Atmos Energy Corp. 16,371 2,744,271
CenterPoint Energy, Inc. 65,325 2,504,560
CMS Energy Corp. 32,546 2,275,942
Consolidated Edison, Inc. 36,615 3,636,602
Constellation Energy Corp. 32,356 11,430,404
Dominion Energy, Inc. 86,935 5,093,522

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
DTE Energy Co. 22,169 $ 2,859,358
Duke Energy Corp. 80,093 9,387,700
Edison International 38,708 2,323,254
Entergy Corp. 45,358 4,192,440
Evergy, Inc. 23,050 1,670,894
Eversource Energy 38,213 2,572,881
Exelon Corp. 103,200 4,498,488
FirstEnergy Corp. 55,459 2,482,899
NextEra Energy, Inc. 214,422 17,213,798
NiSource, Inc. 48,467 2,023,982
NRG Energy, Inc. 19,569 3,116,168
PG&E Corp. 222,324 3,572,747
Pinnacle West Capital Corp. 13,424 1,190,709
PPL Corp. 79,181 2,772,919
Public Service Enterprise Group, Inc. 52,199 4,191,580
Sempra 66,276 5,851,508
Southern Co. 113,368 9,885,690
Vistra Corp. 32,220 5,198,053
WEC Energy Group, Inc. 33,492 3,532,066
Xcel Energy, Inc. 60,904 4,498,369
135,095,723
Total Common Stocks
    (Cost $2,477,050,014) 6,016,564,754
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $2,477,050,014) 6,016,564,754
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 3,223,218 3,223,218
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$6,680,447; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$6,814,056) $ 6,678,999 6,678,999
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$5,503,482; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$5,624,838) 5,495,489 5,495,489
12,174,488
Total Securities Lending Collateral
(Cost $15,397,706) 15,397,706
a
Value
TOTAL INVESTMENTS - 99.3%
(Cost $2,492,447,720) $ 6,031,962,460
DERIVATIVES - (0.0%) (66,293)
OTHER ASSETS & LIABILITIES, NET - 0.7% 43,795,247
NET ASSETS - 100.0% $ 6,075,691,414
Technology 32 .4%
Communications 16 .8%
Financial 14 .1%
Consumer, Non-Cyclical 13 .8%
Consumer, Cyclical 8 .1%
Industrial 7 .5%
Others (each less than 3.0%) 6 .6%
99 .3%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 0 .7%
100 .0%

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) As of December 31, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/26 167 $ 57,618,668 $ 57,552,375 ( $ 66,293 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 6,016,564,754 $ 6,016,564,754 $ – $ –
Securities Lending Collateral 15,397,706 3,223,218 12,174,488 –
Total Assets 6,031,962,460 6,019,787,972 12,174,488 –
Liabilities Derivatives:
Equity Contracts
Futures (66,293) (66,293) – –
Total Liabilities (66,293) (66,293) – –
Total $ 6,031,896,167 $ 6,019,721,679 $ 12,174,488 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.8%
Communications - 23.5%
spacing
Alphabet, Inc. Class C  77,235 $ 24,236,343
Amazon.com, Inc. * 157,931 36,453,633
AppLovin Corp. Class A * 10,010 6,744,938
Booking Holdings, Inc. 1,978 10,592,843
DoorDash, Inc. Class A * 27,118 6,141,685
MercadoLibre, Inc. * (Brazil)  6,878 13,854,080
Meta Platforms, Inc. Class A  17,240 11,379,952
Shopify, Inc. Class A * (Canada)  49,367 7,946,606
117,350,080
Consumer, Cyclical - 5.5%
spacing
Chipotle Mexican Grill, Inc. * 117,808 4,358,896
Core & Main, Inc. Class A * 178,265 9,264,432
DraftKings, Inc. Class A * 404,282 13,931,558
27,554,886
Consumer, Non-Cyclical - 16.6%
spacing
Argenx SE ADR * (Netherlands)  11,091 9,326,976
Danaher Corp. 52,321 11,977,323
Eli Lilly & Co. 16,604 17,843,987
Legence Corp. Class A †* 223,782 9,631,577
Madrigal Pharmaceuticals, Inc. * 8,840 5,147,886
Medline, Inc. Class A †* 65,131 2,735,502
Monster Beverage Corp. * 69,864 5,356,473
Revolution Medicines, Inc. * 48,089 3,830,289
Surgery Partners, Inc. * 525,075 8,112,409
UnitedHealth Group, Inc. 28,025 9,251,333
83,213,755
Financial - 4.9%
spacing
Blackstone, Inc. 27,779 4,281,855
Intercontinental Exchange, Inc. 33,234 5,382,578
Mastercard, Inc. Class A  25,651 14,643,643
24,308,076
Industrial - 5.7%
spacing
Boeing Co. * 41,354 8,978,780
Howmet Aerospace, Inc. 63,833 13,087,042
Vertiv Holdings Co. Class A  38,967 6,313,044
28,378,866
Technology - 43.6%
spacing
Apple, Inc. 97,323 26,458,231
Broadcom, Inc. 95,251 32,966,371
Datadog, Inc. Class A * 69,839 9,497,406
Global-e Online Ltd. * (Israel)  138,288 5,436,101
HubSpot, Inc. * 10,166 4,079,616
Microsoft Corp. 110,780 53,575,424
NVIDIA Corp. 202,723 37,807,839
Oracle Corp. 100,699 19,627,242
PTC, Inc. * 26,949 4,694,785
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  79,677 24,213,043
218,356,058
Total Common Stocks
    (Cost $327,587,848) 499,161,721
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bills - 0.3%
0.000% due 01/02/26  $ 1,400,000 $ 1,400,000
Total Short-Term Investments
(Cost $1,399,875) 1,400,000
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $328,987,723) 500,561,721
Shares
SECURITIES LENDING COLLATERAL - 1.7%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,798,032 1,798,032
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$3,726,605; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$3,801,137) $ 3,725,798 3,725,798
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,070,050; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,137,747) 3,065,591 3,065,591
6,791,389
Total Securities Lending Collateral
(Cost $8,589,421) 8,589,421
a
TOTAL INVESTMENTS - 101.8%
(Cost $337,577,144) 509,151,142
OTHER ASSETS & LIABILITIES, NET - (1.8%) (8,996,044)
NET ASSETS - 100.0% $ 500,155,098
Technology 43 .6%
Communications 23 .5%
Consumer, Non-Cyclical 16 .6%
Industrial 5 .7%
Consumer, Cyclical 5 .5%
Financial 4 .9%
Others (each less than 3.0%) 2 .0%
101 .8%
Other Assets & Liabilities, Net ( 1 .8% )
100 .0%

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 499,161,721 $ 499,161,721 $ – $ –
Short-Term Investments 1,400,000 – 1,400,000 –
Securities Lending Collateral 8,589,421 1,798,032 6,791,389 –
Total $ 509,151,142 $ 500,959,753 $ 8,191,389 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 0.5%
spacing
Linde PLC 15,888 $ 6,774,484
Communications - 23.6%
spacing
Airbnb, Inc. Class A * 16,784 2,277,925
Alphabet, Inc. Class A  396,351 124,057,863
Amazon.com, Inc. * 443,645 102,402,139
AppLovin Corp. Class A * 25,962 17,493,715
Arista Networks, Inc. * 77,981 10,217,850
Meta Platforms, Inc. Class A  74,023 48,861,842
Netflix, Inc. * 161,503 15,142,521
Shopify, Inc. Class A * (Canada)  78,134 12,577,230
Spotify Technology SA * 31,035 18,022,335
Uber Technologies, Inc. * 99,006 8,089,780
359,143,200
Consumer, Cyclical - 2.5%
spacing
Hilton Worldwide Holdings, Inc. 55,425 15,920,831
O'Reilly Automotive, Inc. * 88,253 8,049,556
Starbucks Corp. 117,743 9,915,138
TKO Group Holdings, Inc. 19,403 4,055,227
37,940,752
Consumer, Non-Cyclical - 9.0%
spacing
Abbott Laboratories 82,529 10,340,059
Agilent Technologies, Inc. 38,145 5,190,390
Boston Scientific Corp. * 158,435 15,106,777
Danaher Corp. 77,497 17,740,613
Gilead Sciences, Inc. 63,138 7,749,558
Medline, Inc. Class A †* 93,009 3,906,378
Medtronic PLC 151,857 14,587,384
Monster Beverage Corp. * 140,496 10,771,828
Moody's Corp. 16,397 8,376,408
Philip Morris International, Inc. 76,462 12,264,505
Thermo Fisher Scientific, Inc. 42,332 24,529,277
TransUnion 32,821 2,814,401
Verisk Analytics, Inc. 14,899 3,332,757
136,710,335
Energy - 0.6%
spacing
Cheniere Energy, Inc. 49,644 9,650,297
Financial - 8.4%
spacing
ARES Management Corp. Class A  62,571 10,113,351
CBRE Group, Inc. Class A * 41,498 6,672,464
CoStar Group, Inc. * 40,970 2,754,823
Goldman Sachs Group, Inc. 11,254 9,892,266
KKR & Co., Inc. 176,754 22,532,600
LPL Financial Holdings, Inc. 25,701 9,179,626
Mastercard, Inc. Class A  90,973 51,934,666
Nasdaq, Inc. 156,664 15,216,774
128,296,570
Industrial - 9.0%
spacing
Amphenol Corp. Class A  206,912 27,962,088
Axon Enterprise, Inc. * 3,992 2,267,176
Caterpillar, Inc. 13,932 7,981,225
Curtiss-Wright Corp. 6,390 3,522,615
Eaton Corp. PLC 19,122 6,090,548
GE Vernova, Inc. 39,710 25,953,265
a Shares Value
General Electric Co. 74,944 $ 23,085,000
Howmet Aerospace, Inc. 114,924 23,561,718
Trane Technologies PLC 20,148 7,841,602
Vulcan Materials Co. 27,439 7,826,152
136,091,389
Technology - 45.0%
spacing
Apple, Inc. 379,037 103,044,999
Autodesk, Inc. * 74,616 22,087,082
Broadcom, Inc. 125,781 43,532,804
Cadence Design Systems, Inc. * 55,451 17,332,874
Crowdstrike Holdings, Inc. Class A * 14,321 6,713,112
Datadog, Inc. Class A * 33,853 4,603,670
Figma, Inc. Class A * 2,355 88,006
Guidewire Software, Inc. * 36,747 7,386,515
Intuit, Inc. 8,848 5,861,092
KLA Corp. 9,449 11,481,291
Microsoft Corp. 388,856 188,058,539
MongoDB, Inc. * 8,189 3,436,841
NVIDIA Corp. 1,139,194 212,459,681
SAP SE (Germany)  23,348 5,672,829
Seagate Technology Holdings PLC 15,888 4,375,396
ServiceNow, Inc. * 27,575 4,224,214
Snowflake, Inc. Class A * 33,929 7,442,665
Synopsys, Inc. * 12,861 6,041,069
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  56,597 17,199,262
Take-Two Interactive Software, Inc. * 48,961 12,535,485
683,577,426
Utilities - 0.6%
spacing
Vistra Corp. 57,823 9,328,585
Total Common Stocks
    (Cost $1,037,464,940) 1,507,513,038
Principal
Amount
SHORT-TERM INVESTMENTS - 0.8%
U.S. Government Agency Issues - 0.8%
Federal Home Loan Bank Discount Notes
3.613% due 01/02/26  $ 12,700,000 12,697,531
Total Short-Term Investments
(Cost $12,698,765) 12,697,531
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $1,050,163,705) 1,520,210,569
Shares
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 836,444 836,444

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 0.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,733,615; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,768,288) $ 1,733,240 $ 1,733,240
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,428,186; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,459,679) 1,426,112 1,426,112
3,159,352
Total Securities Lending Collateral
(Cost $3,995,796) 3,995,796
a
TOTAL INVESTMENTS - 100.3%
(Cost $1,054,159,501) 1,524,206,365
OTHER ASSETS & LIABILITIES, NET - (0.3%) (4,700,273)
NET ASSETS - 100.0% $ 1,519,506,092
Technology 45 .0%
Communications 23 .6%
Consumer, Non-Cyclical 9 .0%
Industrial 9 .0%
Financial 8 .4%
Others (each less than 3.0%) 5 .3%
100 .3%
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 6,774,484 $ 6,774,484 $ – $ –
Communications 359,143,200 359,143,200 – –
Consumer, Cyclical 37,940,752 37,940,752 – –
Consumer, Non-Cyclical 136,710,335 136,710,335 – –
Energy 9,650,297 9,650,297 – –
Financial 128,296,570 128,296,570 – –
Industrial 136,091,389 136,091,389 – –
Technology 683,577,426 677,904,597 5,672,829 –
Utilities 9,328,585 9,328,585 – –
Total Common Stocks 1,507,513,038 1,501,840,209 5,672,829 –
Short-Term Investments 12,697,531 – 12,697,531 –
Securities Lending Collateral 3,995,796 836,444 3,159,352 –
Total $ 1,524,206,365 $ 1,502,676,653 $ 21,529,712 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.7%
Basic Materials - 1.3%
spacing
Ecolab, Inc. 12,577 $ 3,301,714
Linde PLC 5,140 2,191,644
PPG Industries, Inc. 9,497 973,063
6,466,421
Communications - 15.9%
spacing
Alphabet, Inc. Class A ‡ 49,892 15,616,196
Alphabet, Inc. Class C ‡ 32,762 10,280,715
Amazon.com, Inc. * ‡ 89,610 20,683,780
AppLovin Corp. Class A * 1,374 925,829
Arista Networks, Inc. * ‡ 13,522 1,771,788
AT&T, Inc. ‡ 103,082 2,560,557
Booking Holdings, Inc. 214 1,146,041
Charter Communications, Inc. Class A * ‡ 2,901 605,584
Comcast Corp. Class A ‡ 51,456 1,538,020
DoorDash, Inc. Class A * 2,903 657,471
Expedia Group, Inc. 4,882 1,383,119
Meta Platforms, Inc. Class A ‡ 21,075 13,911,397
Motorola Solutions, Inc. 1,416 542,781
Netflix, Inc. * 35,530 3,331,293
Omnicom Group, Inc. 7,151 577,443
Walt Disney Co. ‡ 28,864 3,283,857
78,815,871
Consumer, Cyclical - 7.9%
spacing
Aptiv PLC * 4,200 319,578
AutoZone, Inc. * 348 1,180,242
Burlington Stores, Inc. * ‡ 5,141 1,484,978
Carnival Corp. * 49,472 1,510,875
Chipotle Mexican Grill, Inc. * ‡ 55,805 2,064,785
Delta Air Lines, Inc. 11,900 825,860
Hilton Worldwide Holdings, Inc. ‡ 9,700 2,786,325
Lennar Corp. Class A  4,212 432,994
Lowe's Cos., Inc. ‡ 18,184 4,385,253
McDonald's Corp. ‡ 11,752 3,591,764
NIKE, Inc. Class B  22,440 1,429,652
Ross Stores, Inc. 12,865 2,317,501
Tesla, Inc. * ‡ 22,581 10,155,127
United Airlines Holdings, Inc. * 3,462 387,121
Walmart, Inc. ‡ 33,492 3,731,344
Warner Music Group Corp. Class A  13,299 407,880
Yum! Brands, Inc. ‡ 15,206 2,300,364
39,311,643
Consumer, Non-Cyclical - 12.8%
spacing
AbbVie, Inc. ‡ 25,497 5,825,810
Altria Group, Inc. ‡ 14,339 826,787
Boston Scientific Corp. * ‡ 11,011 1,049,899
Bristol-Myers Squibb Co. ‡ 50,691 2,734,273
Church & Dwight Co., Inc. 7,137 598,437
Cigna Group ‡ 6,235 1,716,059
Coca-Cola Co. ‡ 13,219 924,140
Corpay, Inc. * ‡ 6,006 1,807,386
Danaher Corp. ‡ 12,880 2,948,490
Dexcom, Inc. * 3,255 216,034
Edwards Lifesciences Corp. * ‡ 26,356 2,246,849
Eli Lilly & Co. ‡ 5,552 5,966,623
HCA Healthcare, Inc. 1,380 644,267
Humana, Inc. 5,233 1,340,328
Johnson & Johnson ‡ 28,079 5,810,949
a Shares Value
Keurig Dr. Pepper, Inc. ‡ 63,990 $ 1,792,360
McKesson Corp. 1,123 921,186
Medline, Inc. Class A * 7,325 307,650
Medtronic PLC 37,320 3,584,959
Merck & Co., Inc. ‡ 5,019 528,300
Mondelez International, Inc. Class A ‡ 55,711 2,998,923
Neurocrine Biosciences, Inc. * 2,618 371,311
PepsiCo, Inc. ‡ 29,102 4,176,719
Philip Morris International, Inc. ‡ 15,355 2,462,942
Regeneron Pharmaceuticals, Inc. ‡ 2,836 2,189,023
Stryker Corp. ‡ 9,898 3,478,850
Toast, Inc. Class A * 17,463 620,111
United Rentals, Inc. 539 436,223
UnitedHealth Group, Inc. ‡ 9,536 3,147,929
Vertex Pharmaceuticals, Inc. * ‡ 3,738 1,694,660
WEX, Inc. * 1,179 175,647
63,543,124
Energy - 2.8%
spacing
Baker Hughes Co. 36,700 1,671,318
Diamondback Energy, Inc. 7,568 1,137,698
EOG Resources, Inc. ‡ 27,603 2,898,591
EQT Corp. 14,779 792,154
Exxon Mobil Corp. ‡ 62,624 7,536,172
14,035,933
Financial - 14.3%
spacing
American Express Co. 5,296 1,959,255
American Tower Corp. REIT 5,044 885,575
Ameriprise Financial, Inc. 2,441 1,196,920
Aon PLC Class A  4,783 1,687,825
Apollo Global Management, Inc. ‡ 12,616 1,826,292
Arch Capital Group Ltd. * 8,579 822,898
Arthur J Gallagher & Co. ‡ 11,925 3,086,071
Bank of America Corp. ‡ 109,073 5,999,015
Berkshire Hathaway, Inc. Class B * ‡ 13,717 6,894,850
Capital One Financial Corp. 9,342 2,264,127
Charles Schwab Corp. ‡ 46,164 4,612,245
Chubb Ltd. 3,105 969,133
Citigroup, Inc. 15,522 1,811,262
CME Group, Inc. 7,285 1,989,388
Equinix, Inc. REIT 1,979 1,516,231
Equity LifeStyle Properties, Inc. REIT 10,771 652,830
Fifth Third Bancorp ‡ 34,121 1,597,204
LPL Financial Holdings, Inc. 1,420 507,181
Mastercard, Inc. Class A ‡ 13,608 7,768,535
Progressive Corp. ‡ 5,514 1,255,648
Raymond James Financial, Inc. 2,063 331,297
Regions Financial Corp. 28,090 761,239
SBA Communications Corp. REIT 7,004 1,354,784
State Street Corp. 6,206 800,636
Truist Financial Corp. ‡ 24,998 1,230,152
U.S. Bancorp 37,186 1,984,245
Ventas, Inc. REIT 30,932 2,393,518
Visa, Inc. Class A ‡ 15,549 5,453,190
Wells Fargo & Co. ‡ 60,680 5,655,376
Welltower, Inc. REIT 8,765 1,626,872
70,893,794
Industrial - 7.8%
spacing
3M Co. ‡ 25,917 4,149,312
Amphenol Corp. Class A  15,558 2,102,508
Boeing Co. * 3,435 745,807
Carrier Global Corp. ‡ 27,443 1,450,088

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025 , the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$175,114,283 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and options contracts.
a Shares Value
Deere & Co. ‡ 5,560 $ 2,588,569
Eaton Corp. PLC 5,933 1,889,720
Emerson Electric Co. 9,049 1,200,983
FedEx Corp. 4,917 1,420,325
GE Vernova, Inc. 2,309 1,509,093
Howmet Aerospace, Inc. ‡ 22,485 4,609,875
Ingersoll Rand, Inc. 9,378 742,925
Martin Marietta Materials, Inc. 1,477 919,669
Masco Corp. ‡ 14,624 928,039
Otis Worldwide Corp. 12,648 1,104,803
RTX Corp. ‡ 20,864 3,826,458
Textron, Inc. 9,589 835,873
Trane Technologies PLC 10,772 4,192,462
TransDigm Group, Inc. 1,566 2,082,545
Union Pacific Corp. 5,838 1,350,446
Vulcan Materials Co. 3,532 1,007,397
38,656,897
Technology - 33.6%
spacing
Advanced Micro Devices, Inc. * 6,511 1,394,396
Analog Devices, Inc. ‡ 15,244 4,134,173
Apple, Inc. ‡ 127,956 34,786,118
Broadcom, Inc. ‡ 38,761 13,415,182
Cadence Design Systems, Inc. * 4,145 1,295,644
Cognizant Technology Solutions Corp. Class A  33,286 2,762,738
Fidelity National Information Services, Inc. 24,931 1,656,914
Intuit, Inc. ‡ 4,333 2,870,266
Lam Research Corp. 10,544 1,804,922
Leidos Holdings, Inc. ‡ 10,760 1,941,104
Micron Technology, Inc. 11,474 3,274,794
Microsoft Corp. ‡ 68,574 33,163,758
NVIDIA Corp. ‡ 218,284 40,709,966
NXP Semiconductors NV (Netherlands)  13,060 2,834,804
Oracle Corp. ‡ 21,672 4,224,089
Palantir Technologies, Inc. Class A * ‡ 14,279 2,538,092
Roper Technologies, Inc. 2,209 983,292
Salesforce, Inc. ‡ 7,738 2,049,874
Seagate Technology Holdings PLC 8,008 2,205,323
ServiceNow, Inc. * 29,925 4,584,211
Texas Instruments, Inc. ‡ 16,041 2,782,953
Western Digital Corp. 7,239 1,247,063
166,659,676
Utilities - 2.3%
spacing
Entergy Corp. 19,646 1,815,880
NextEra Energy, Inc. ‡ 51,545 4,138,033
NRG Energy, Inc. 1,684 268,160
Sempra 22,259 1,965,247
Southern Co. ‡ 30,126 2,626,987
Vistra Corp. 1,689 272,486
11,086,793
Total Common Stocks
    (Cost $365,262,733) 489,470,152
TOTAL INVESTMENTS - 98.7%
(Cost $365,262,733) 489,470,152
DERIVATIVES - (0.0%) (185,750)
OTHER ASSETS & LIABILITIES, NET - 1.3% 6,420,698
NET ASSETS - 100.0% $ 495,705,100
Technology 33 .6%
Communications 15 .9%
Financial 14 .3%
Consumer, Non-Cyclical 12 .8%
Consumer, Cyclical 7 .9%
Industrial 7 .8%
Others (each less than 3.0%) 6 .4%
98 .7%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 1 .3%
100 .0%

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, purchased options outstanding were as follows:
(e) As of December 31, 2025, premiums received, and value of written options outstanding were as follows:
(f) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/26 22 $ 7,603,925 $ 7,581,750 ( $ 22,175 )
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 6,475.00 03/31/26 CBOE 727 $ 470,732,500 $ 6,034,827 $ 5,943,225
Total Purchased Options $ 6,034,827 $ 5,943,225
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 7,155.00 03/31/26 CBOE 727 $ 520,168,500 $ 4,797,473 ( $ 4,859,995 )
a
Put - S&P 500 Index 5,470.00 03/31/26 CBOE 727 397,669,000 $ 1,271,523 ( $ 1,246,805 )
a
Total Written Options $ 6,068,996 ( $ 6,106,800 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 489,470,152 $ 489,470,152 $ – $ –
Derivatives:
Equity Contracts
Purchased Options 5,943,225 – 5,943,225 –
Total Assets 495,413,377 489,470,152 5,943,225 –
Liabilities Derivatives:
Equity Contracts
Futures (22,175) (22,175) – –
Written Options (6,106,800) – (6,106,800) –
Total Equity Contracts (6,128,975) (22,175) (6,106,800) –
Total Liabilities (6,128,975) (22,175) (6,106,800) –
Total $ 489,284,402 $ 489,447,977 ( $ 163,575 ) $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.8%
Communications - 15.5%
spacing
Alphabet, Inc. Class A  399,900 $ 125,168,700
Amazon.com, Inc. * 480,385 110,882,466
DoorDash, Inc. Class A * 58,087 13,155,544
Meta Platforms, Inc. Class A  132,002 87,133,200
Walt Disney Co. 475,591 54,107,988
390,447,898
Consumer, Cyclical - 8.9%
spacing
Chipotle Mexican Grill, Inc. * 310,753 11,497,861
Lowe's Cos., Inc. 245,698 59,252,530
Marriott International, Inc. Class A  44,879 13,923,261
McDonald's Corp. 154,197 47,127,229
Tesla, Inc. * 92,344 41,528,944
Walmart, Inc. 470,016 52,364,482
225,694,307
Consumer, Non-Cyclical - 10.3%
spacing
AbbVie, Inc. 169,402 38,706,663
Edwards Lifesciences Corp. * 393,417 33,538,799
Eli Lilly & Co. 41,197 44,273,592
Medtronic PLC 361,506 34,726,266
Mondelez International, Inc. Class A  380,161 20,464,067
Regeneron Pharmaceuticals, Inc. 24,848 19,179,426
Stryker Corp. 100,698 35,392,326
United Rentals, Inc. 18,344 14,846,166
Vertex Pharmaceuticals, Inc. * 39,766 18,028,314
259,155,619
Energy - 2.0%
spacing
Baker Hughes Co. 1,136,987 51,778,388
Financial - 16.9%
spacing
American Express Co. 170,960 63,246,652
Ameriprise Financial, Inc. 31,904 15,643,807
Arthur J Gallagher & Co. 168,084 43,498,458
Blackstone, Inc. 290,147 44,723,259
Mastercard, Inc. Class A  118,350 67,563,648
Morgan Stanley 202,000 35,861,060
Progressive Corp. 102,358 23,308,964
Prologis, Inc. REIT 146,321 18,679,339
Travelers Cos., Inc. 63,424 18,396,765
U.S. Bancorp 337,455 18,006,599
Wells Fargo & Co. 841,267 78,406,084
427,334,635
Industrial - 9.2%
spacing
Amphenol Corp. Class A  160,123 21,639,022
Carrier Global Corp. 250,009 13,210,476
Deere & Co. 54,774 25,501,131
Eaton Corp. PLC 103,991 33,122,173
Howmet Aerospace, Inc. 141,497 29,009,715
Northrop Grumman Corp. 73,513 41,917,848
Trane Technologies PLC 77,628 30,212,818
Vulcan Materials Co. 132,073 37,669,861
232,283,044
Technology - 33.6%
spacing
Apple, Inc. 705,912 191,909,236
Broadcom, Inc. 240,046 83,079,920
a Shares Value
Intuit, Inc. 43,130 $ 28,570,175
Microsoft Corp. 396,943 191,969,574
NVIDIA Corp. 1,170,522 218,302,353
NXP Semiconductors NV (Netherlands)  215,167 46,704,149
Oracle Corp. 234,241 45,655,913
Roper Technologies, Inc. 31,698 14,109,731
ServiceNow, Inc. * 180,036 27,579,715
847,880,766
Utilities - 3.4%
spacing
Entergy Corp. 181,452 16,771,608
NextEra Energy, Inc. 589,970 47,362,792
Southern Co. 248,224 21,645,133
85,779,533
Total Common Stocks
    (Cost $2,084,004,016) 2,520,354,190
TOTAL INVESTMENTS - 99.8%
(Cost $2,084,004,016) 2,520,354,190
OTHER ASSETS & LIABILITIES, NET - 0.2% 4,318,976
NET ASSETS - 100.0% $ 2,524,673,166
Technology 33 .6%
Financial 16 .9%
Communications 15 .5%
Consumer, Non-Cyclical 10 .3%
Industrial 9 .2%
Consumer, Cyclical 8 .9%
Utilities 3 .4%
Others (each less than 3.0%) 2 .0%
99 .8%
Other Assets & Liabilities, Net 0 .2%
100 .0%

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,520,354,190 $ 2,520,354,190 $ – $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 4,426 $ 4,338
Gamida Cell Ltd. - Contingent Value Rights * ± Ω 334,500 –
4,338
Total Rights
    (Cost $683,442) 4,338
COMMON STOCKS - 99.5%
Basic Materials - 1.2%
spacing
Carpenter Technology Corp. 29,343 9,238,350
Codexis, Inc. * 184,763 301,164
Vale SA ADR (Brazil)  381,608 4,972,352
14,511,866
Communications - 27.5%
spacing
Alphabet, Inc. Class A  308,906 96,687,578
Amazon.com, Inc. * 505,141 116,596,646
Arista Networks, Inc. * 23,550 3,085,756
Baidu, Inc. ADR †* (China)  9,600 1,254,336
Booking Holdings, Inc. 2,200 11,781,726
eBay, Inc. 28,300 2,464,930
Etsy, Inc. * 54,800 3,038,112
Meta Platforms, Inc. Class A  78,979 52,133,248
Palo Alto Networks, Inc. * 31,100 5,728,620
Robinhood Markets, Inc. Class A * 16,500 1,866,150
Shopify, Inc. Class A * (Canada)  134,100 21,586,077
Tencent Holdings Ltd. (China)  230,697 17,704,503
Zillow Group, Inc. Class A * 26,903 1,835,592
Zillow Group, Inc. Class C * 110,925 7,567,303
343,330,577
Consumer, Cyclical - 6.6%
spacing
BYD Co. Ltd. Class H (China)  642,968 7,857,555
Carnival Corp. * 103,000 3,145,620
DR Horton, Inc. 25,800 3,715,974
Ferguson Enterprises, Inc. 33,287 7,380,107
Floor & Decor Holdings, Inc. Class A * 27,114 1,650,971
Games Workshop Group PLC (United Kingdom)  14,135 3,596,013
Kering SA (France)  4,000 1,397,751
Kura Sushi USA, Inc. Class A * 22,409 1,172,663
Live Nation Entertainment, Inc. †* 57,074 8,133,045
Lowe's Cos., Inc. 92,945 22,414,616
Savers Value Village, Inc. †* 181,746 1,697,507
Tesla, Inc. * 45,600 20,507,232
82,669,054
Consumer, Non-Cyclical - 20.6%
spacing
10X Genomics, Inc. Class A * 49,170 801,963
Aclaris Therapeutics, Inc. * 18,579 55,923
Align Technology, Inc. * 32,070 5,007,730
Alnylam Pharmaceuticals, Inc. * 39,720 15,794,658
Arcellx, Inc. * 7,315 476,938
Beam Therapeutics, Inc. †* 111,882 3,101,369
Bio-Techne Corp. 9,167 539,111
Biogen, Inc. * 66,200 11,650,538
BioNTech SE ADR * (Germany)  46,379 4,415,281
Boston Scientific Corp. * 194,295 18,526,028
a Shares Value
British American Tobacco PLC ADR (United
Kingdom)  120,000 $ 6,794,400
Ceribell, Inc. * 13,113 287,568
Corcept Therapeutics, Inc. * 43,800 1,524,240
Cytokinetics, Inc. * 46,378 2,946,858
Eli Lilly & Co. 41,089 44,157,527
Equifax, Inc. 39,248 8,516,031
Estee Lauder Cos., Inc. Class A  145,026 15,187,123
Galapagos NV ADR * (Belgium)  42,565 1,391,876
Gilead Sciences, Inc. 99,343 12,193,360
HealthEquity, Inc. * 86,888 7,959,810
Hookipa Pharma, Inc. * 8,859 7,911
Immuneering Corp. Class A * 76,219 501,521
Immunocore Holdings PLC ADR * (United
Kingdom)  25,052 869,555
Janux Therapeutics, Inc. * 18,385 253,713
Krystal Biotech, Inc. * 5,699 1,405,031
Legend Biotech Corp. ADR * 40,800 886,992
MaxCyte, Inc. * 99,790 154,675
Moderna, Inc. * 39,500 1,164,855
Newamsterdam Pharma Co. NV †* (Netherlands)  48,300 1,694,364
Penumbra, Inc. * 18,159 5,645,815
Philip Morris International, Inc. 73,600 11,805,440
Pulmonx Corp. * 23,292 51,475
RELX PLC ADR (United Kingdom)  70,988 2,869,335
Royalty Pharma PLC Class A  700,775 27,077,946
RxSight, Inc. * 6,376 66,438
Seres Therapeutics, Inc. * 1,430 21,278
Synlogic, Inc. * 5,323 5,962
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  392,492 12,249,675
Toast, Inc. Class A * 231,870 8,233,704
UCB SA (Belgium)  49,486 13,788,104
UL Solutions, Inc. Class A  74,950 5,910,557
Vor BioPharma, Inc. * 2,905 37,997
XOMA Royalty Corp. * 29,412 782,065
Zevra Therapeutics, Inc. * 75,849 679,607
257,492,347
Energy - 0.5%
spacing
Range Resources Corp. 164,648 5,805,488
Financial - 6.5%
spacing
Arthur J Gallagher & Co. 32,694 8,460,880
BitMine Immersion Technologies, Inc. † 25,300 686,895
Blackstone, Inc. 37,000 5,703,180
Capital One Financial Corp. 50,879 12,331,035
Coinbase Global, Inc. Class A * 6,400 1,447,296
Evercore, Inc. Class A  44,200 15,039,050
Goldman Sachs Group, Inc. 8,500 7,471,500
Interactive Brokers Group, Inc. Class A  31,000 1,993,610
Mastercard, Inc. Class A  21,376 12,203,131
Morgan Stanley 61,836 10,977,745
Rocket Cos., Inc. Class A  277,061 5,363,901
81,678,223
Industrial - 6.4%
spacing
Boeing Co. * 1,300 282,256
Chemometec AS (Denmark)  18,524 1,982,514
Deere & Co. 28,442 13,241,742
DroneShield Ltd. * ~ (Australia)  310,583 633,809
Eagle Materials, Inc. 2,508 518,353
Firefly Aerospace, Inc. * 4,000 89,480
GE Vernova, Inc. 20,449 13,364,853

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $4,338 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
General Electric Co. 63,698 $ 19,620,895
Hesai Group ADR †* (China)  262,100 5,871,040
Ingersoll Rand, Inc. 68,817 5,451,683
Loar Holdings, Inc. * 1,145 77,860
Martin Marietta Materials, Inc. 9,582 5,966,328
Simpson Manufacturing Co., Inc. 2,633 425,150
TopBuild Corp. * 13,066 5,451,005
Westinghouse Air Brake Technologies Corp. 32,591 6,956,549
79,933,517
Technology - 30.2%
spacing
Accenture PLC Class A  1,000 268,300
Appfolio, Inc. Class A * 2,174 505,781
Apple, Inc. 240,445 65,367,378
Astera Labs, Inc. * 2,201 366,158
BE Semiconductor Industries NV (Netherlands)  72,650 11,357,806
Bullish †* (Cayman)  56,400 2,135,868
CyberArk Software Ltd. * 6,000 2,676,360
Duolingo, Inc. †* 6,032 1,058,616
Figma, Inc. Class A * 3,100 115,847
Figure Technology Solutions, Inc. Class A †* 1,900 77,596
HubSpot, Inc. * 15,321 6,148,317
Microsoft Corp. 86,000 41,591,320
Nutanix, Inc. Class A * 153,863 7,953,179
NVIDIA Corp. 848,122 158,174,753
ROBLOX Corp. Class A * 136,561 11,065,538
SailPoint, Inc. * 7,400 149,702
Samsara, Inc. Class A * 52,700 1,868,215
ServiceTitan, Inc. Class A †* 70,600 7,518,900
SiTime Corp. * 19,151 6,763,942
Snowflake, Inc. Class A * 18,600 4,080,096
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  120,319 36,563,741
Unity Software, Inc. * 88,700 3,917,879
Veeva Systems, Inc. Class A * 14,935 3,333,940
Zeta Global Holdings Corp. Class A †* 114,975 2,339,741
Zscaler, Inc. * 5,900 1,327,028
376,726,001
Total Common Stocks
    (Cost $1,003,524,825) 1,242,147,073
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $1,004,208,267) 1,242,151,411
SECURITIES LENDING COLLATERAL - 1.9%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.640% 5,087,853 5,087,853
Principal
Amount Value
Repurchase Agreements - 1.5%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$10,545,093; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$10,755,996) $ 10,542,809 $ 10,542,809
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$8,687,254; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$8,878,814) 8,674,637 8,674,637
19,217,446
Total Securities Lending Collateral
(Cost $24,305,299) 24,305,299
a
TOTAL INVESTMENTS - 101.4%
(Cost $1,028,513,566) 1,266,456,710
OTHER ASSETS & LIABILITIES, NET - (1.4%) (17,680,580)
NET ASSETS - 100.0% $ 1,248,776,130
Technology 30 .2%
Communications 27 .5%
Consumer, Non-Cyclical 20 .6%
Consumer, Cyclical 6 .6%
Financial 6 .5%
Industrial 6 .4%
Others (each less than 3.0%) 3 .6%
101 .4%
Other Assets & Liabilities, Net ( 1 .4% )
100 .0%

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 4,338 $ – $ – $ 4,338
Common Stocks
Basic Materials 14,511,866 14,511,866 – –
Communications 343,330,577 325,626,074 17,704,503 –
Consumer, Cyclical 82,669,054 62,437,628 20,231,426 –
Consumer, Non-Cyclical 257,492,347 243,704,243 13,788,104 –
Energy 5,805,488 5,805,488 – –
Financial 81,678,223 81,678,223 – –
Industrial 79,933,517 77,317,194 2,616,323 –
Technology 376,726,001 365,368,195 11,357,806 –
Total Common Stocks 1,242,147,073 1,176,448,911 65,698,162 –
Securities Lending Collateral 24,305,299 5,087,853 19,217,446 –
Total $ 1,266,456,710 $ 1,181,536,764 $ 84,915,608 $ 4,338

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 48.6%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,060,000 $ 1,043,888
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 2,188,000 2,225,173
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,500,499
5,769,560
Communications - 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  940,000 880,136
3.750% due 02/15/28  2,560,000 2,524,402
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,819
4.620% due 07/16/28 ~ 1,870,000 1,895,173
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 59,404
3.200% due 03/15/27  2,500,000 2,475,880
Sprint Capital Corp.
6.875% due 11/15/28  1,230,000 1,320,376
9,357,190
Consumer, Cyclical - 3.7%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,788,000 1,790,493
American Honda Finance Corp.
4.544% (SOFR + 0.730%)
due 08/13/27 § 2,500,000 2,505,778
4.849% (SOFR + 0.870%)
due 07/09/27 § 2,500,000 2,512,626
AutoNation, Inc.
4.450% due 01/15/29  2,170,000 2,178,731
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,841
5.125% due 06/15/30  384,000 396,211
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 769,785
Ford Motor Credit Co. LLC
5.800% due 03/05/27  4,500,000 4,557,925
5.850% due 05/17/27  4,700,000 4,774,036
6.950% due 06/10/26  200,000 201,777
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 98,887
2.350% due 02/26/27  1,000,000 980,367
5.000% due 07/15/27  1,800,000 1,824,570
5.400% due 04/06/26  1,000,000 1,003,566
5.400% due 05/08/27  4,580,000 4,656,604
6.000% due 01/09/28  80,000 82,727
Hyundai Capital America
2.750% due 09/27/26 ~ † 4,060,000 4,020,394
5.650% due 06/26/26 ~ 80,000 80,595
Ross Stores, Inc.
0.875% due 04/15/26  60,000 59,479
32,554,392
Consumer, Non-Cyclical - 5.3%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  2,560,000 2,547,818
3.557% due 08/15/27  2,500,000 2,482,468
a
Principal
Amount Value
4.700% due 04/02/27  $ 100,000 $ 100,742
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  2,580,000 2,565,978
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,651,000 1,653,114
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,777,000 2,817,678
Centene Corp.
4.250% due 12/15/27  2,560,000 2,546,515
Cigna Group
3.400% due 03/01/27  2,580,000 2,564,888
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,483,106
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,191,762
2.875% due 06/01/26  2,440,000 2,428,037
6.250% due 06/01/27  2,000,000 2,058,442
Global Payments, Inc.
4.500% due 11/15/28  1,982,000 1,986,063
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,841,161
4.500% due 02/15/27  2,580,000 2,585,993
5.000% due 03/01/28  800,000 815,156
5.200% due 06/01/28  80,000 81,981
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,641,328
3.950% due 03/15/27  2,500,000 2,493,870
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 766,000 772,345
6.125% due 07/27/27 ~ 500,000 515,017
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 1,071,000 1,091,196
Mars, Inc.
4.600% due 03/01/28 ~ 1,786,000 1,810,872
Philip Morris International, Inc.
4.125% due 04/28/28  2,200,000 2,210,312
4.539% (SOFR + 0.660%)
due 10/27/28 § 1,764,000 1,766,495
47,052,337
Energy - 4.0%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,554,762
5.000% due 12/15/29  922,000 945,938
DCP Midstream Operating LP
5.625% due 07/15/27  1,287,000 1,312,170
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,496,795
Enbridge, Inc. (Canada)
5.250% due 04/05/27 † 2,440,000 2,474,820
5.300% due 04/05/29  2,440,000 2,518,788
5.900% due 11/15/26  2,500,000 2,537,105
EQT Corp.
3.125% due 05/15/26 ~ 80,000 79,558
3.900% due 10/01/27  2,890,000 2,879,235
Hess Corp.
4.300% due 04/01/27  2,080,000 2,089,576
MPLX LP
4.125% due 03/01/27  1,500,000 1,501,259
4.250% due 12/01/27  310,000 311,062
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,929,740
ONEOK, Inc.
4.000% due 07/13/27  2,850,000 2,848,566

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.250% due 09/24/27  $ 2,120,000 $ 2,128,180
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  892,000 866,925
4.500% due 12/15/26  2,400,000 2,407,599
4.700% due 01/15/31  1,700,000 1,710,259
Targa Resources Corp.
4.350% due 01/15/29  218,000 218,659
Western Midstream Operating LP
4.650% due 07/01/26  580,000 580,164
35,391,160
Financial - 28.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ † 2,000,000 2,031,168
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 149,744
2.450% due 10/29/26  2,600,000 2,565,375
4.625% due 10/15/27  2,500,000 2,521,787
6.100% due 01/15/27  2,400,000 2,446,257
6.450% due 04/15/27  150,000 154,144
American Express Co.
5.098% due 02/16/28  2,440,000 2,469,050
5.389% due 07/28/27  40,000 40,314
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,487,497
3.600% due 01/15/28  2,620,000 2,597,203
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,025,530
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,703,000 1,683,575
5.450% due 09/09/28 ~ 1,800,000 1,816,370
5.700% due 03/15/28  64,000 64,896
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,400,423
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,975,438
4.950% due 01/07/27 ~ 2,100,000 2,115,709
5.516% due 03/25/27 ~ 2,120,000 2,153,994
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 99,681
4.950% due 01/15/28 ~ 3,025,000 3,063,195
6.375% due 05/04/28 ~ 2,660,000 2,772,544
Bank of America Corp.
3.559% due 04/23/27  2,560,000 2,555,566
3.824% due 01/20/28  2,580,000 2,574,577
4.948% due 07/22/28  2,580,000 2,617,693
5.819% due 09/15/29  2,440,000 2,547,220
5.933% due 09/15/27  2,460,000 2,492,301
Bank of Montreal (Canada)
4.567% due 09/10/27 † 2,620,000 2,630,511
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,620,000 2,634,385
4.483% (SOFR + 0.760%)
due 09/15/28 § 2,540,000 2,543,113
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 196,866
5.501% due 08/09/28 † 2,400,000 2,452,827
5.674% due 03/12/28  2,400,000 2,443,493
5.829% due 05/09/27  2,700,000 2,715,628
6.496% due 09/13/27  2,400,000 2,437,873
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,999
a
Principal
Amount Value
BNP Paribas SA (France)
1.675% due 06/30/27 ~ $ 3,000,000 $ 2,963,101
4.792% due 05/09/29 ~ 1,250,000 1,264,954
Brown & Brown, Inc.
4.600% due 12/23/26  749,000 752,981
4.700% due 06/23/28  417,000 422,139
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,670,000 1,698,050
Capital One Financial Corp.
1.878% due 11/02/27 † 2,560,000 2,512,398
7.149% due 10/29/27  2,070,000 2,119,826
Citigroup, Inc.
1.122% due 01/28/27  2,680,000 2,673,966
1.462% due 06/09/27  2,680,000 2,649,570
3.070% due 02/24/28  2,000,000 1,977,750
Citizens Bank NA
4.575% due 08/09/28  1,250,000 1,259,709
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,545,106
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 983,239
4.298% due 04/01/28 ~ 3,300,000 3,307,675
5.427% due 03/01/28 ~ 1,200,000 1,218,870
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,459,270
5.371% due 09/09/27  2,500,000 2,560,972
5.373% due 01/10/29  1,650,000 1,683,937
5.706% due 02/08/28  2,150,000 2,184,453
7.146% due 07/13/27  150,000 152,316
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,664,000 2,693,016
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,166
1.400% due 08/27/27 ~ 60,000 57,603
4.875% due 11/19/27 ~ 2,500,000 2,541,996
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,282,000 1,336,286
Goldman Sachs Bank USA
5.283% due 03/18/27  2,060,000 2,065,244
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 2,025,631
2.640% due 02/24/28  2,060,000 2,028,548
3.691% due 06/05/28  1,060,000 1,054,675
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ † 778,000 774,206
5.300% due 06/05/27 ~ 1,023,000 1,029,703
5.450% due 01/14/28 † 2,000,000 2,022,751
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  2,470,000 2,516,655
5.887% due 08/14/27  2,600,000 2,627,866
7.390% due 11/03/28  2,500,000 2,643,656
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,430,000 1,438,187
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,978,968
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,716,000 1,743,346
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 389,079
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,586

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Jackson National Life Global Funding
4.900% due 01/13/27 ~ $ 1,978,000 $ 1,994,853
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § 2,500,000 2,507,799
5.550% due 07/02/27 ~ 650,000 663,859
JPMorgan Chase & Co.
1.578% due 04/22/27  1,398,000 1,387,646
2.069% due 06/01/29  2,770,000 2,647,310
2.182% due 06/01/28  2,280,000 2,224,213
2.947% due 02/24/28  4,100,000 4,051,529
5.012% due 01/23/30  2,480,000 2,543,083
Lloyds Banking Group PLC (United Kingdom)
4.790% (SOFR + 1.060%)
due 06/13/29 § 3,450,000 3,466,098
5.462% due 01/05/28  2,770,000 2,807,782
LPL Holdings, Inc.
4.900% due 04/03/28  833,000 845,391
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,763,746
5.414% due 09/13/28  2,500,000 2,560,962
Morgan Stanley
3.591% due 07/22/28 § 4,580,000 4,549,913
3.772% due 01/24/29  2,580,000 2,565,902
5.173% due 01/16/30  1,540,000 1,581,854
5.656% due 04/18/30  2,440,000 2,542,824
Morgan Stanley Private Bank NA
4.578% (SOFR + 0.780%)
due 11/17/28 § 3,000,000 3,007,805
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 197,847
4.888% (SOFR + 1.100%)
due 05/23/29 § 2,440,000 2,451,849
5.583% due 03/01/28  3,500,000 3,563,283
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 2,500,000 2,551,268
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,500,000 2,514,288
5.300% due 01/21/28  2,460,000 2,492,521
6.615% due 10/20/27  2,500,000 2,550,534
RGA Global Funding
4.350% due 08/25/28 ~ 2,450,000 2,461,149
Royal Bank of Canada (Canada)
4.554% (SOFR + 0.700%)
due 11/03/28 § 2,600,000 2,603,284
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,835,000 1,865,285
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,220,000 2,265,103
5.500% due 04/13/29 ~ 576,000 590,547
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,508,426
5.532% due 07/17/26  40,000 40,335
Truist Financial Corp.
1.125% due 08/03/27  1,800,000 1,725,344
1.267% due 03/02/27  450,000 447,792
4.123% due 06/06/28  1,000,000 1,002,684
4.873% due 01/26/29  2,460,000 2,499,839
5.435% due 01/24/30  80,000 82,838
6.047% due 06/08/27  2,530,000 2,550,709
U.S. Bancorp
3.100% due 04/27/26  50,000 49,878
5.384% due 01/23/30  1,340,000 1,388,106
6.787% due 10/26/27  2,460,000 2,514,467
a
Principal
Amount Value
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § $ 2,200,000 $ 2,210,400
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 199,555
1.494% due 08/10/27 ~ 2,100,000 2,066,889
4.703% due 08/05/27 ~ 2,160,000 2,167,885
VICI Properties LP
4.750% due 02/15/28  1,540,000 1,555,596
4.750% due 04/01/28  132,000 133,421
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,870,000 2,870,340
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 2,032,973
3.196% due 06/17/27  2,580,000 2,569,965
3.526% due 03/24/28  1,710,000 1,699,199
4.900% due 01/24/28  1,698,000 1,712,656
5.707% due 04/22/28  2,480,000 2,531,802
6.303% due 10/23/29  2,160,000 2,282,840
Western Union Co.
1.350% due 03/15/26  2,660,000 2,643,506
248,380,368
Industrial - 1.6%
Amrize Finance U.S. LLC
4.600% due 04/07/27  706,000 710,927
Boeing Co.
2.700% due 02/01/27  2,600,000 2,563,273
3.100% due 05/01/26  500,000 498,099
5.040% due 05/01/27  2,830,000 2,860,201
6.259% due 05/01/27  70,000 71,852
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,621,330
4.500% due 10/08/27  2,500,000 2,516,983
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,500,449
14,343,114
Technology - 1.3%
Broadcom, Inc.
4.150% due 02/15/28  2,040,000 2,047,884
5.050% due 07/12/27  2,440,000 2,484,974
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,567,000 1,565,762
4.900% due 10/01/26  2,060,000 2,069,862
5.250% due 02/01/28  1,000,000 1,023,276
Marvell Technology, Inc.
1.650% due 04/15/26  500,000 496,680
Micron Technology, Inc.
5.327% due 02/06/29  1,200,000 1,237,691
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  549,000 551,158
11,477,287
Utilities - 2.9%
AES Corp.
1.375% due 01/15/26  60,000 59,931
5.450% due 06/01/28 † 2,560,000 2,620,240
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,845
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,985,380
2.850% due 08/15/26  60,000 59,565

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
DTE Energy Co.
4.875% due 06/01/28  $ 1,520,000 $ 1,547,833
Duke Energy Corp.
4.850% due 01/05/29  850,000 867,750
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 1,720,000 1,697,661
4.125% due 09/30/28 ~ 701,000 699,959
Exelon Corp.
2.750% due 03/15/27  1,560,000 1,537,239
FirstEnergy Corp.
3.900% due 07/15/27  3,370,000 3,358,574
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,110,000 1,123,788
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,113,799
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,425,181
5.450% due 06/15/27  100,000 101,727
Pinnacle West Capital Corp.
4.900% due 05/15/28  345,000 351,515
Southern Co.
5.500% due 03/15/29  2,440,000 2,533,344
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,538,268
25,681,599
Total Corporate Bonds & Notes
    (Cost $426,209,114) 430,007,007
MORTGAGE-BACKED SECURITIES - 3.5%
Collateralized Mortgage Obligations - Commercial - 3.5%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 1,610,000 1,618,648
Benchmark Mortgage Trust
3.042% due 08/15/52  1,356,145 1,334,844
BLP Commercial Mortgage Trust
5.092% (SOFR + 1.342%)
due 03/15/41 ~ § 85,666 85,802
BX Commercial Mortgage Trust
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 1,515,420 1,517,180
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 1,789,543 1,792,460
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 1,354,931 1,357,157
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 1,142,369 1,144,639
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 1,288,816 1,292,002
BX Trust
4.500% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,834
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § 2,324,932 2,324,604
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 1,346,000 1,344,166
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 246,040 245,461
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § 1,023,398 1,025,439
a
Principal
Amount Value
5.241% (SOFR + 1.491%)
due 04/15/37 ~ § $ 66,739 $ 66,853
CD Mortgage Trust
2.622% due 08/10/49  2,122,089 2,118,304
DBGS Mortgage Trust
4.302% due 10/15/51  1,272,769 1,274,823
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 102,904
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 1,155,000 1,158,366
GS Mortgage Securities Trust
4.106% due 07/10/51 § 77,388 77,250
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 125,000 125,224
Hilton USA Trust
4.194% due 11/05/38 ~ § 554,000 552,133
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  72,296 71,946
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,484,978 2,353,251
4.238% due 10/15/51 § 1,134,177 1,136,545
SREIT Trust
4.595% (SOFR + 0.845%)
due 11/15/38 ~ § 505,821 505,715
4.944% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,878
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 700,000 702,266
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  2,209,172 2,194,293
3.063% due 12/15/52  45,805 45,061
3.933% due 03/15/52  2,512,485 2,506,657
5.100% due 03/15/38 ~ § 464,000 466,478
30,710,183
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 105,314 103,542
OLIT Trust
3.000% due 11/25/38 ~ § 176,709 172,694
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 276,921 272,370
548,606
Total Mortgage-Backed Securities
    (Cost $30,956,010) 31,258,789
ASSET-BACKED SECURITIES - 19.1%
Automobile Other - 1.8%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 760,000 760,782
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,350,000 1,357,962
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  655,000 664,453
GMF Floorplan Owner Revolving Trust
4.734% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,158
4.790% due 03/15/29 ~ 753,000 759,076
4.910% due 03/15/30 ~ 1,265,000 1,282,386

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.134% (SOFR + 1.150%)
due 06/15/28 ~ § $ 4,099,000 $ 4,112,175
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,620,000 1,633,558
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,502,688 1,516,311
5.038% due 07/25/31 ~ 143,156 144,470
5.121% due 12/29/32 ~ 1,071,714 1,081,285
5.185% due 07/25/31 ~ 600,633 606,619
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,125,000 2,134,384
16,188,619
Automobile Sequential - 7.1%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,088,227
4.590% due 03/15/34 ~ 1,660,000 1,672,366
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,100,000 1,100,324
4.770% due 02/20/29 ~ 2,750,000 2,782,280
4.800% due 08/20/29 ~ 305,000 310,128
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,695,000 1,710,404
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,498
CarMax Auto Owner Trust
3.970% due 12/16/30  2,150,000 2,155,095
4.840% due 01/15/30  70,000 71,065
Carvana Auto Receivables Trust
4.040% due 11/11/30  2,010,000 2,016,401
4.550% due 08/12/30  1,215,000 1,226,120
4.640% due 01/10/30  1,630,000 1,640,499
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,450,000 2,482,518
4.510% due 02/22/28 ~ 2,199,000 2,209,766
4.820% due 02/20/29 ~ 1,225,000 1,246,525
5.060% due 03/20/31 ~ 150,000 153,615
5.160% due 09/20/30 ~ 150,000 152,961
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,615,000 1,617,576
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,550,000 2,576,580
4.610% due 08/15/29  30,000 30,343
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  1,305,000 1,328,023
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,641,599
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  3,270,000 3,297,837
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 147,205
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,461
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,604,700
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,086,221
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,290,000 2,313,094
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,747
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 855,000 858,369
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  $ 250,000 $ 251,459
4.740% due 01/16/29  485,000 486,142
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,450,000 1,463,862
4.750% due 07/22/30 ~ 3,230,000 3,265,936
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,833,000 1,836,954
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,340,000 2,353,557
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,257,211
USB Auto Owner Trust
4.490% due 06/17/30 ~ 590,000 595,175
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 126,607
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,570,000 1,575,178
4.410% due 05/18/40 ~ 2,530,000 2,551,564
4.570% due 01/18/40 ~ 2,500,000 2,522,847
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,395,725
World Omni Select Auto Trust
4.080% due 08/15/31  355,000 355,640
62,760,404
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,547
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 3,300,000 3,344,654
5.530% due 05/15/29 ~ 2,200,000 2,225,537
WF Card Issuance Trust
4.340% due 05/15/30  2,230,000 2,261,175
8,013,913
Other Asset-Backed Securities - 9.3%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,922,366 1,924,474
5.080% due 04/15/30 ~ 259,875 260,269
5.220% due 12/17/29 ~ 5,489 5,491
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,131,740 1,144,100
ARES LIV CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/38 ~ § 1,590,000 1,591,175
ARES XXXIV CLO Ltd. (Cayman)
4.882% (SOFR + 1.000%)
due 07/17/38 ~ § 1,700,000 1,701,265
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 2,000,000 2,000,333
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § 2,440,000 2,441,855
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,099,852
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 2,748,455 2,766,124
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 679,000 678,941

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § $ 250,000 $ 250,005
CCG Receivables Trust
4.480% due 10/14/32 ~ 152,956 153,881
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 437,297 438,481
4.770% due 08/15/35 ~ 815,000 824,565
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,987,299
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,244
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,092
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 1,781,894 1,782,928
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 2,120,000 2,121,696
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,398,244
Green Lakes Park CLO LLC
4.808% (SOFR + 0.950%)
due 01/25/38 ~ § 1,050,000 1,050,523
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 2,015,000 2,018,311
4.930% due 06/25/60 ~ 135,155 135,687
Harriman Park CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 07/20/38 ~ § 1,050,000 1,050,662
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 750,000 749,081
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 3,096,331 3,114,514
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 2,100,000 2,100,189
Juniper Valley Park CLO Ltd. (Jersey)
4.964% (SOFR + 1.080%)
due 07/20/36 ~ § 2,150,000 2,149,620
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 3,240,000 3,292,838
5.260% due 11/15/28 ~ 150,000 152,553
M&T Equipment Notes
4.700% due 12/16/27 ~ 870,000 874,567
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,049
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 2,253,125 2,255,907
Magnetite XXVI Ltd. (Cayman)
4.758% (SOFR + 0.900%)
due 01/25/38 ~ § 1,358,333 1,360,029
Marlette Funding Trust
4.750% due 07/16/35 ~ 100,112 100,324
4.950% due 07/16/35 ~ 2,000,000 2,011,176
a
Principal
Amount Value
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § $ 1,553,000 $ 1,556,476
Oportun Issuance Trust
4.490% due 07/08/33 ~ 505,000 506,181
4.880% due 05/09/33 ~ 1,115,000 1,119,704
Palmer Square Loan Funding Ltd. (Cayman)
4.652% (SOFR + 0.800%)
due 02/15/33 ~ § 580,680 579,055
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 2,440,000 2,438,413
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 2,632,000 2,638,540
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 335,000 337,200
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 625,143 627,322
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 165,831 167,203
RCKT Trust
4.480% due 11/27/34 ~ 278,537 278,867
4.900% due 07/25/34 ~ 131,776 132,155
Reach ABS Trust
4.930% due 08/18/32 ~ 440,838 442,709
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 2,150,000 2,149,674
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 2,301,759 2,304,844
4.470% due 08/15/34 ~ 444,213 445,608
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,247,416
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,540,000 2,546,508
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 250,149
Verdant Receivables LLC
4.850% due 03/13/28 ~ 244,765 245,990
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,941,344
4.620% due 11/20/30  270,000 274,166
4.710% due 01/21/31  1,935,000 1,970,301
Voya CLO Ltd. (Cayman)
4.834% (SOFR + 0.950%)
due 04/20/38 ~ § 2,030,769 2,031,943
4.884% (SOFR + 1.000%)
due 01/20/38 ~ § 1,800,000 1,801,200
81,773,458
Total Asset-Backed Securities
    (Cost $167,774,208) 168,736,394
U.S. TREASURY OBLIGATIONS - 9.6%
U.S. Treasury Notes - 9.6%
3.500% due 09/30/26 ‡ 42,091,800 42,064,055
4.250% due 03/15/27 ‡ 42,351,900 42,717,516
84,781,571
Total U.S. Treasury Obligations
    (Cost $84,347,000) 84,781,571

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$5,532,782 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 15.9%
U.S. Treasury Bills - 15.9%
3.511% due 02/24/26 ‡ $ 71,390,200 $ 71,019,903
3.583% due 06/25/26  71,000,000 69,804,994
140,824,897
Total Short-Term Investments
(Cost $140,787,030) 140,824,897
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.7%
    (Cost $850,073,362) 855,608,658
Shares
SECURITIES LENDING COLLATERAL - 1.8%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
3.640% 3,202,286 3,202,286
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$6,637,063; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$6,769,804) $ 6,635,625 6,635,625
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$5,467,742; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$5,588,310) 5,459,801 5,459,801
12,095,426
Total Securities Lending Collateral
(Cost $15,297,712) 15,297,712
a
TOTAL INVESTMENTS - 98.5%
(Cost $865,371,074) 870,906,370
DERIVATIVES - 0.2% 2,144,411
OTHER ASSETS & LIABILITIES, NET - 1.3% 11,469,244
NET ASSETS - 100.0% $ 884,520,025
Corporate Bonds & Notes 48 .6%
Asset-Backed Securities 19 .1%
Short-Term Investments 15 .9%
U.S. Treasury Obligations 9 .6%
Mortgage-Backed Securities 3 .5%
Others (each less than 3.0%) 1 .8%
98 .5%
Derivatives 0 .2%
Other Assets and Liabilities, Net 1 .3%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/26 122 $ 42,021,091 $ 42,044,250 $ 23,159
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 686 143,195,960 143,229,297 (33,337)

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 03/26 235 $ 25,641,465 $ 25,686,602 ( $ 45,137 )
( $ 78,474 )
Total Futures Contracts ( $ 55,315 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 1000 Growth Total Return Index SOFR + 0.780% S JPM 01/15/26 $ 96,735,628 $ 754,943 $ – $ 754,943
Russell 1000 Value Total Return Index SOFR + 1.040% S MSC 01/15/26 39,860,043 (219,187) – (219,187)
Russell 1000 Value Total Return Index SOFR + 0.810% S MSC 01/15/26 49,673,407 (268,072) – (268,072)
S&P 500 Total Return Index SOFR + 0.865% S BRC 04/15/26 210,303,480 545,951 – 545,951
S&P 500 Total Return Index SOFR + 0.840% S CIT 07/15/26 223,681,332 583,166 – 583,166
S&P 500 Total Return Index SOFR + 0.820% S BRC 10/15/26 194,243,996 508,145 – 508,145
S&P 500 Total Return Index SOFR + 0.830% S JPM 01/15/27 210,303,480 549,223 – 549,223
$ 2,454,169 $ – $ 2,454,169
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 1000 Growth Total Return Index SOFR + 0.850% S CIT 01/15/26 $ 48,326,204 ( $ 369,634 ) $ – ( $ 369,634 )
Russell 1000 Growth Total Return Index SOFR + 1.100% S GSC 01/15/26 48,409,424 (364,412) – (364,412)
Russell 1000 Value Total Return Index SOFR + 0.720% S GSC 01/15/26 89,533,450 479,603 – 479,603
( $ 254,443 ) $ – ( $ 254,443 )
Total Return Swaps $ 2,199,726 $ – $ 2,199,726
Total Swap Agreements $ 2,199,726 $ – $ 2,199,726
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 3,421,031
Liabilities – (1,221,305)
$ – $ 2,199,726

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 430,007,007 $ – $ 430,007,007 $ –
Mortgage-Backed Securities 31,258,789 – 31,258,789 –
Asset-Backed Securities 168,736,394 – 168,736,394 –
U.S. Treasury Obligations 84,781,571 – 84,781,571 –
Short-Term Investments 140,824,897 – 140,824,897 –
Securities Lending Collateral 15,297,712 3,202,286 12,095,426 –
Derivatives:
Equity Contracts
Futures 23,159 23,159 – –
Swaps 3,421,031 – 3,421,031 –
Total Equity Contracts 3,444,190 23,159 3,421,031 –
Total Assets 874,350,560 3,225,445 871,125,115 –
Liabilities Derivatives:
Equity Contracts
Swaps (1,221,305) – (1,221,305) –
Interest Rate Contracts
Futures (78,474) (78,474) – –
Total Liabilities - Derivatives (1,299,779) (78,474) (1,221,305) –
Total Liabilities (1,299,779) (78,474) (1,221,305) –
Total $ 873,050,781 $ 3,146,971 $ 869,903,810 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.9%
Basic Materials - 5.5%
spacing
Air Products & Chemicals, Inc. 74,490 $ 18,400,520
Linde PLC 21,600 9,210,024
Sherwin-Williams Co. 37,416 12,123,906
39,734,450
Communications - 9.6%
spacing
Alphabet, Inc. Class A  65,246 20,421,998
Amazon.com, Inc. * 61,329 14,155,960
Comcast Corp. Class A  304,877 9,112,774
Meta Platforms, Inc. Class A  12,176 8,037,256
Motorola Solutions, Inc. 30,476 11,682,060
Walt Disney Co. 54,774 6,231,638
69,641,686
Consumer, Cyclical - 3.6%
spacing
Home Depot, Inc. 32,021 11,018,426
O'Reilly Automotive, Inc. * 116,911 10,663,452
Starbucks Corp. 54,697 4,606,035
26,287,913
Consumer, Non-Cyclical - 19.9%
spacing
AstraZeneca PLC ADR (United Kingdom)  95,529 8,781,981
Becton Dickinson & Co. 74,098 14,380,199
CVS Health Corp. 201,262 15,972,152
Haleon PLC ADR † 1,124,491 11,368,604
Johnson & Johnson 104,656 21,658,559
McKesson Corp. 18,100 14,847,249
PepsiCo, Inc. 51,577 7,402,331
Procter & Gamble Co. 58,148 8,333,190
Roche Holding AG ADR † 146,200 7,539,534
Thermo Fisher Scientific, Inc. 34,147 19,786,479
UnitedHealth Group, Inc. 43,531 14,370,019
144,440,297
Energy - 6.7%
spacing
Chevron Corp. 93,392 14,233,875
ConocoPhillips 147,488 13,806,351
Enterprise Products Partners LP † 432,501 13,865,982
Exxon Mobil Corp. 60,011 7,221,724
49,127,932
Financial - 25.7%
spacing
American Express Co. 41,595 15,388,070
American Tower Corp. REIT 43,706 7,673,462
Bank of America Corp. 355,372 19,545,460
Berkshire Hathaway, Inc. Class B * 31,844 16,006,387
Capital One Financial Corp. 52,944 12,831,508
Charles Schwab Corp. 198,249 19,807,058
JPMorgan Chase & Co. 119,752 38,586,489
Marsh & McLennan Cos., Inc. 54,519 10,114,365
PNC Financial Services Group, Inc. 47,132 9,837,862
Progressive Corp. 29,058 6,617,088
Travelers Cos., Inc. 62,394 18,098,004
Visa, Inc. Class A  34,764 12,192,082
186,697,835
Industrial - 15.5%
spacing
Boeing Co. * 45,629 9,906,968
Deere & Co. 33,480 15,587,284
a Shares Value
Illinois Tool Works, Inc. 27,518 $ 6,777,683
Martin Marietta Materials, Inc. 25,829 16,082,685
Otis Worldwide Corp. 84,475 7,378,891
Parker-Hannifin Corp. 21,486 18,885,335
RTX Corp. 85,428 15,667,495
Veralto Corp. 70,228 7,007,350
XPO, Inc. * 114,081 15,504,749
112,798,440
Technology - 9.3%
spacing
Broadcom, Inc. 50,798 17,581,188
Intel Corp. * 351,423 12,967,509
Microchip Technology, Inc. 234,166 14,921,057
Microsoft Corp. 15,667 7,576,875
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  48,515 14,743,223
67,789,852
Utilities - 4.1%
spacing
Sempra 145,933 12,884,425
WEC Energy Group, Inc. 160,959 16,974,736
29,859,161
Total Common Stocks
    (Cost $581,597,875) 726,377,566
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.9%
    (Cost $581,597,875) 726,377,566
SECURITIES LENDING COLLATERAL - 3.2%
Mutual Funds - 0.7%
The Morgan Stanley Institutional Liquidity Funds
3.640% 4,890,828 4,890,828
Principal
Amount
Repurchase Agreements - 2.5%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$10,136,740; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$10,339,475) $ 10,134,544 10,134,544
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$8,350,844; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$8,534,987) 8,338,716 8,338,716
18,473,260
Total Securities Lending Collateral
(Cost $23,364,088) 23,364,088

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 103.1%
(Cost $604,961,963) $ 749,741,654
OTHER ASSETS & LIABILITIES, NET - (3.1%) (22,366,682)
NET ASSETS - 100.0% $ 727,374,972
Financial 25 .7%
Consumer, Non-Cyclical 19 .9%
Industrial 15 .5%
Communications 9 .6%
Technology 9 .3%
Energy 6 .7%
Basic Materials 5 .5%
Utilities 4 .1%
Consumer, Cyclical 3 .6%
Securities Lending Collateral 3 .2%
103 .1%
Other Assets & Liabilities, Net ( 3 .1% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 726,377,566 $ 726,377,566 $ – $ –
Securities Lending Collateral 23,364,088 4,890,828 18,473,260 –
Total $ 749,741,654 $ 731,268,394 $ 18,473,260 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 0.1%
spacing
Celanese Corp. 12,558 $ 530,952
Communications - 8.2%
spacing
Chewy, Inc. Class A * 79,857 2,639,274
Coupang, Inc. * (South Korea)  398,482 9,400,190
Expedia Group, Inc. 48,085 13,622,961
GoDaddy, Inc. Class A * 6,071 753,290
Lyft, Inc. Class A * 59,865 1,159,585
Maplebear, Inc. * 200,907 9,036,797
Reddit, Inc. Class A * 58,539 13,456,360
Roku, Inc. * 11,718 1,271,286
Trade Desk, Inc. Class A * 298,647 11,336,640
TripAdvisor, Inc. * 312,342 4,547,700
Wayfair, Inc. Class A * 28,211 2,832,666
70,056,749
Consumer, Cyclical - 21.3%
spacing
Allison Transmission Holdings, Inc. 121,289 11,874,193
American Airlines Group, Inc. * 347,953 5,334,120
AutoZone, Inc. * 461 1,563,482
Carnival Corp. * 221,447 6,762,991
Carvana Co. * 19,745 8,332,785
Deckers Outdoor Corp. * 223,538 23,174,184
Domino's Pizza, Inc. 13,431 5,598,309
Five Below, Inc. * 89,564 16,870,275
Hilton Worldwide Holdings, Inc. 23,637 6,789,728
Live Nation Entertainment, Inc. * 66,327 9,451,598
Lululemon Athletica, Inc. * 6,895 1,432,850
Norwegian Cruise Line Holdings Ltd. * 174,944 3,904,750
Planet Fitness, Inc. Class A * 22,656 2,457,496
RB Global, Inc. (Canada)  2,469 253,986
Restaurant Brands International, Inc. (Canada)  4,384 299,120
Royal Caribbean Cruises Ltd. 51,843 14,460,050
Southwest Airlines Co. 29,496 1,219,070
Texas Roadhouse, Inc. 52,198 8,664,868
TKO Group Holdings, Inc. 1,514 316,426
Tractor Supply Co. 29,892 1,494,899
Ulta Beauty, Inc. * 22,345 13,518,948
Viking Holdings Ltd. * 370,483 26,456,191
Williams-Sonoma, Inc. 10,822 1,932,701
WW Grainger, Inc. 2,303 2,323,842
Yum! Brands, Inc. 41,763 6,317,907
180,804,769
Consumer, Non-Cyclical - 18.3%
spacing
10X Genomics, Inc. Class A * 290,558 4,739,001
Albertsons Cos., Inc. Class A  181,260 3,112,234
Alnylam Pharmaceuticals, Inc. * 56,330 22,399,625
Booz Allen Hamilton Holding Corp. 26,773 2,258,570
Cardinal Health, Inc. 57,771 11,871,941
Cencora, Inc. 57,922 19,563,156
Coca-Cola Consolidated, Inc. 3,182 487,801
Dexcom, Inc. * 17,940 1,190,678
Exelixis, Inc. * 120,717 5,291,026
Fortrea Holdings, Inc. * 66,351 1,144,555
Halozyme Therapeutics, Inc. * 88,152 5,932,630
IDEXX Laboratories, Inc. * 8,959 6,061,032
Illumina, Inc. * 22,223 2,914,769
Incyte Corp. * 24,438 2,413,741
Insmed, Inc. * 49,249 8,571,296
a Shares Value
Insulet Corp. * 51,531 $ 14,647,171
Medpace Holdings, Inc. * 5,979 3,358,105
Natera, Inc. * 39,111 8,959,939
Quanta Services, Inc. 14,585 6,155,745
Rollins, Inc. 146,065 8,766,821
Sarepta Therapeutics, Inc. * 147,708 3,178,676
Toast, Inc. Class A * 306,361 10,878,879
WEX, Inc. * 12,597 1,876,701
155,774,092
Energy - 2.0%
spacing
Cheniere Energy, Inc. 43,961 8,545,579
Weatherford International PLC 106,148 8,307,142
16,852,721
Financial - 9.8%
spacing
Allstate Corp. 41,368 8,610,749
Ameriprise Financial, Inc. 68,781 33,726,076
Arch Capital Group Ltd. * 44,506 4,269,015
Bank of New York Mellon Corp. 137,518 15,964,465
CBRE Group, Inc. Class A * 14,333 2,304,603
Equitable Holdings, Inc. 265,730 12,662,034
Simon Property Group, Inc. REIT 10,715 1,983,454
Western Union Co. † 152,476 1,419,552
XP, Inc. Class A (Brazil)  149,025 2,439,539
83,379,487
Industrial - 14.3%
spacing
Axon Enterprise, Inc. * 3,890 2,209,248
BWX Technologies, Inc. 56,145 9,704,102
Cognex Corp. 89,471 3,219,167
Comfort Systems USA, Inc. 5,890 5,497,078
EMCOR Group, Inc. 27,610 16,891,522
Generac Holdings, Inc. * 71,644 9,770,092
HEICO Corp. † 8,390 2,714,920
Howmet Aerospace, Inc. 108,542 22,253,281
Hubbell, Inc. 4,548 2,019,812
Karman Holdings, Inc. * 41,316 3,023,092
Lennox International, Inc. 4,440 2,155,975
Rockwell Automation, Inc. 877 341,214
Tetra Tech, Inc. 10,449 350,459
Trane Technologies PLC 3,388 1,318,610
TransDigm Group, Inc. 8,377 11,140,153
Veralto Corp. 88,429 8,823,446
Vertiv Holdings Co. Class A  121,263 19,645,819
121,077,990
Technology - 22.8%
spacing
Broadridge Financial Solutions, Inc. 1,892 422,238
Cloudflare, Inc. Class A * 66,034 13,018,603
Datadog, Inc. Class A * 61,837 8,409,214
Docusign, Inc. * 70,146 4,797,986
DoubleVerify Holdings, Inc. * 177,880 2,034,947
Doximity, Inc. Class A * 101,015 4,472,944
Dynatrace, Inc. * 199,148 8,631,074
Elastic NV * 23,019 1,736,553
EPAM Systems, Inc. * 4,571 936,507
Fair Isaac Corp. * 252 426,036
Five9, Inc. * 133,044 2,667,532
Gartner, Inc. * 2,437 614,806
Globant SA * 26,595 1,738,515
Guidewire Software, Inc. * 39,522 7,944,317
HubSpot, Inc. * 23,603 9,471,884

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Kyndryl Holdings, Inc. * 53,712 $ 1,426,591
Lumentum Holdings, Inc. †* 17,750 6,542,473
Manhattan Associates, Inc. * 4,412 764,644
MKS, Inc. 52,512 8,391,418
MongoDB, Inc. * 15,511 6,509,812
MSCI, Inc. 2,512 1,441,210
NetApp, Inc. 59,392 6,360,289
Nutanix, Inc. Class A * 42,763 2,210,420
Okta, Inc. * 16,569 1,432,721
Paycom Software, Inc. 58,686 9,352,201
Pure Storage, Inc. Class A * 162,416 10,883,496
ROBLOX Corp. Class A * 191,626 15,527,455
Rubrik, Inc. Class A * 68,204 5,216,242
Teradyne, Inc. 4,647 899,473
UiPath, Inc. Class A * 937,929 15,372,656
Veeva Systems, Inc. Class A * 59,958 13,384,424
Zscaler, Inc. * 93,643 21,062,184
194,100,865
Utilities - 2.3%
spacing
NRG Energy, Inc. 62,209 9,906,161
Vistra Corp. 60,124 9,699,805
19,605,966
Total Common Stocks
    (Cost $755,896,955) 842,183,591
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $755,896,955) 842,183,591
SECURITIES LENDING COLLATERAL - 1.3%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.640% 2,242,910 2,242,910
Principal
Amount
Repurchase Agreements - 1.0%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$4,648,660; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$4,741,633) $ 4,647,653 4,647,653
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,829,657; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,914,104) 3,824,095 3,824,095
8,471,748
Total Securities Lending Collateral
(Cost $10,714,658) 10,714,658
a
Value
TOTAL INVESTMENTS - 100.4%
(Cost $766,611,613) $ 852,898,249
OTHER ASSETS & LIABILITIES, NET - (0.4%) (3,521,227)
NET ASSETS - 100.0% $ 849,377,022
Technology 22 .8%
Consumer, Cyclical 21 .3%
Consumer, Non-Cyclical 18 .3%
Industrial 14 .3%
Financial 9 .8%
Communications 8 .2%
Others (each less than 3.0%) 5 .7%
100 .4%
Other Assets & Liabilities, Net ( 0 .4% )
100 .0%

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 842,183,591 $ 842,183,591 $ – $ –
Securities Lending Collateral 10,714,658 2,242,910 8,471,748 –
Total $ 852,898,249 $ 844,426,501 $ 8,471,748 $ –

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 49.2%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,500,000 $ 1,477,200
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,468,000 1,492,940
5.338% due 04/04/27 ~ 569,000 578,122
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,920,383
5,468,645
Communications - 1.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  1,266,000 1,185,374
4.200% due 03/15/28  1,920,000 1,910,954
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 1,430,000 1,443,004
4.620% due 07/16/28 ~ 200,000 202,693
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,533,065
5.000% due 02/15/29  1,003,000 1,022,412
T-Mobile USA, Inc.
2.250% due 02/15/26  2,217,000 2,212,012
9,509,514
Consumer, Cyclical - 3.8%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,620,000 1,622,259
American Honda Finance Corp.
4.544% (SOFR + 0.730%)
due 08/13/27 § 2,250,000 2,255,200
4.849% (SOFR + 0.870%)
due 07/09/27 § 2,300,000 2,311,616
AutoNation, Inc.
4.450% due 01/15/29  1,950,000 1,957,846
AutoZone, Inc.
5.125% due 06/15/30  357,000 368,352
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,194,284
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 301,273
5.800% due 03/05/27  500,000 506,436
5.850% due 05/17/27  2,200,000 2,234,655
6.950% due 06/10/26 † 3,175,000 3,203,213
7.350% due 11/04/27  1,820,000 1,900,934
General Motors Financial Co., Inc.
1.500% due 06/10/26  700,000 692,211
2.350% due 02/26/27  1,015,000 995,073
4.000% due 10/06/26  585,000 584,898
5.000% due 07/15/27  1,700,000 1,723,205
5.400% due 05/08/27  2,200,000 2,236,796
5.550% due 07/15/29  615,000 637,997
Hyundai Capital America
2.750% due 09/27/26 ~ † 2,000,000 1,980,490
5.650% due 06/26/26 ~ 2,000,000 2,014,878
Ross Stores, Inc.
0.875% due 04/15/26  500,000 495,654
29,217,270
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.7%
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  $ 404,000 $ 388,878
3.215% due 09/06/26  600,000 597,145
3.557% due 08/15/27  2,065,000 2,050,519
4.700% due 04/02/27  600,000 604,451
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  812,000 807,587
5.931% due 02/02/29  2,091,000 2,197,141
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 1,525,000 1,526,952
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,282,958
Centene Corp.
4.250% due 12/15/27  1,800,000 1,790,518
Cigna Group
3.400% due 03/01/27  2,000,000 1,988,285
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,124,765
2.875% due 06/01/26  2,590,000 2,577,302
6.250% due 06/01/27  1,530,000 1,574,708
Global Payments, Inc.
4.500% due 11/15/28  1,783,000 1,786,655
HCA, Inc.
4.125% due 06/15/29  847,000 844,406
4.500% due 02/15/27  1,523,000 1,526,538
5.200% due 06/01/28  922,000 944,837
5.250% due 06/15/26  1,516,000 1,517,210
5.625% due 09/01/28  696,000 717,602
Humana, Inc.
1.350% due 02/03/27  843,000 818,617
3.950% due 03/15/27  775,000 773,100
5.750% due 12/01/28  772,000 802,981
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 709,000 714,873
6.125% due 07/27/27 ~ 700,000 721,024
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 994,000 1,012,744
Philip Morris International, Inc.
4.125% due 04/28/28  2,000,000 2,009,375
4.539% (SOFR + 0.660%)
due 10/27/28 § 1,586,000 1,588,243
36,289,414
Energy - 4.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,995,908
5.000% due 12/15/29  692,000 709,966
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,039,114
Diamondback Energy, Inc.
3.250% due 12/01/26  1,470,000 1,459,899
5.200% due 04/18/27  500,000 507,479
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,212,124
5.300% due 04/05/29  2,550,000 2,632,340
5.900% due 11/15/26  2,340,000 2,374,731
Energy Transfer LP
6.000% due 02/01/29 ~ 600,000 606,556
EQT Corp.
3.900% due 10/01/27  2,709,000 2,698,909
Hess Corp.
4.300% due 04/01/27  2,500,000 2,511,510

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
MPLX LP
4.000% due 03/15/28  $ 295,000 $ 294,483
4.250% due 12/01/27  755,000 757,587
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,229,803
ONEOK, Inc.
4.000% due 07/13/27  2,638,000 2,636,673
4.250% due 09/24/27  500,000 501,929
5.550% due 11/01/26  1,385,000 1,400,426
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29 † 818,000 795,005
4.500% due 12/15/26  2,300,000 2,307,282
4.700% due 01/15/31  1,500,000 1,509,052
Targa Resources Corp.
4.350% due 01/15/29  196,000 196,592
Western Midstream Operating LP
4.650% due 07/01/26  2,500,000 2,500,707
Williams Cos., Inc.
4.900% due 03/15/29  297,000 303,514
35,181,589
Financial - 28.8%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ † 2,000,000 2,031,168
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  500,000 499,147
2.450% due 10/29/26  1,500,000 1,480,024
3.650% due 07/21/27  2,000,000 1,988,370
6.100% due 01/15/27  2,000,000 2,038,547
6.450% due 04/15/27  2,000,000 2,055,249
American Express Co.
5.098% due 02/16/28  2,000,000 2,023,811
American Tower Corp.
3.375% due 10/15/26  500,000 497,499
3.600% due 01/15/28  2,040,000 2,022,250
3.650% due 03/15/27  2,235,000 2,226,367
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,683,215
5.150% due 03/01/29  325,000 334,463
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 1,546,000 1,528,366
5.450% due 09/09/28 ~ 458,000 462,165
5.700% due 03/15/28  1,940,000 1,967,160
Athene Global Funding
1.608% due 06/29/26 ~ 1,800,000 1,777,895
4.950% due 01/07/27 ~ 2,300,000 2,317,204
5.516% due 03/25/27 ~ 1,500,000 1,524,052
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 1,010,000 980,001
3.250% due 02/15/27 ~ 1,180,000 1,167,519
4.950% due 01/15/28 ~ 2,744,000 2,778,647
Bank of America Corp.
3.419% due 12/20/28  955,000 943,295
3.705% due 04/24/28  3,021,000 3,008,635
3.824% due 01/20/28  2,680,000 2,674,367
5.202% due 04/25/29  1,014,000 1,040,135
5.819% due 09/15/29  2,501,000 2,610,901
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,008,023
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,000,000 2,010,981
a
Principal
Amount Value
4.483% (SOFR + 0.760%)
due 09/15/28 § $ 2,300,000 $ 2,302,819
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 492,164
4.837% due 09/10/28  778,000 787,705
5.674% due 03/12/28  2,200,000 2,239,869
5.690% due 03/12/30 † 670,000 697,347
5.829% due 05/09/27  2,235,000 2,247,936
6.496% due 09/13/27  2,260,000 2,295,664
Blackstone Private Credit Fund
3.250% due 03/15/27  2,000,000 1,966,638
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 499,534
1.675% due 06/30/27 ~ 2,460,000 2,429,743
Brown & Brown, Inc.
4.600% due 12/23/26  701,000 704,726
4.700% due 06/23/28  390,000 394,806
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,520,000 1,545,531
Capital One Financial Corp.
1.878% due 11/02/27  3,025,000 2,968,752
4.927% due 05/10/28  287,000 290,436
7.149% due 10/29/27  1,660,000 1,699,957
Citigroup, Inc.
1.462% due 06/09/27  1,071,000 1,058,839
3.070% due 02/24/28  2,721,000 2,690,730
3.520% due 10/27/28  1,500,000 1,487,159
4.542% due 09/19/30  740,000 746,370
5.174% due 02/13/30  622,000 638,419
Citizens Bank NA
4.575% due 08/09/28  2,700,000 2,720,971
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,988,364
Crown Castle, Inc.
1.050% due 07/15/26  379,000 372,829
3.700% due 06/15/26  500,000 498,960
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 800,000 786,591
4.298% due 04/01/28 ~ 1,900,000 1,904,419
5.427% due 03/01/28 ~ 2,300,000 2,336,168
Deutsche Bank AG (Germany)
2.311% due 11/16/27  500,000 492,018
2.552% due 01/07/28  1,600,000 1,573,933
5.373% due 01/10/29  1,500,000 1,530,852
5.706% due 02/08/28  2,500,000 2,540,061
7.146% due 07/13/27  2,000,000 2,030,882
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,529,000 2,556,546
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 500,000 480,027
4.875% due 11/19/27 ~ 2,000,000 2,033,596
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,188,000 1,238,306
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,057,097
2.640% due 02/24/28  2,470,000 2,432,289
3.691% due 06/05/28  1,522,000 1,514,354
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 707,000 703,552
5.300% due 06/05/27 ~ 956,000 962,264
5.450% due 01/14/28  1,600,000 1,618,201
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,500,000 1,528,333

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.887% due 08/14/27  $ 2,490,000 $ 2,516,688
7.390% due 11/03/28  2,100,000 2,220,671
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,514,312
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,876,074
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,626,000 1,651,912
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,519,820
Jackson National Life Global Funding
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,304,056
5.550% due 07/02/27 ~ 2,200,000 2,246,908
JPMorgan Chase & Co.
1.578% due 04/22/27  2,730,000 2,709,781
2.182% due 06/01/28  1,000,000 975,532
2.947% due 02/24/28  2,100,000 2,075,173
4.505% due 10/22/28  420,000 424,178
4.851% due 07/25/28  1,290,000 1,306,927
5.012% due 01/23/30  500,000 512,718
5.571% due 04/22/28  1,704,000 1,738,371
6.087% due 10/23/29  645,000 679,561
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27  3,060,000 3,032,421
4.790% (SOFR + 1.060%)
due 06/13/29 § 2,300,000 2,310,732
LPL Holdings, Inc.
4.900% due 04/03/28  772,000 783,484
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  700,000 690,937
5.414% due 09/13/28  2,500,000 2,560,961
Morgan Stanley
3.591% due 07/22/28 § 600,000 596,059
3.772% due 01/24/29  500,000 497,268
5.042% due 07/19/30  2,377,000 2,437,778
5.173% due 01/16/30  1,845,000 1,895,143
5.652% due 04/13/28  2,890,000 2,947,663
5.656% due 04/18/30  1,667,000 1,737,249
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 943,925
Morgan Stanley Private Bank NA
4.578% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,904,943
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  3,100,000 3,066,634
3.073% due 05/22/28  700,000 691,343
4.888% (SOFR + 1.100%)
due 05/23/29 § † 2,150,000 2,160,440
5.847% due 03/02/27  2,000,000 2,005,471
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,270,000 2,282,974
5.300% due 01/21/28  2,100,000 2,127,762
6.615% due 10/20/27  2,200,000 2,244,470
Realty Income Corp.
5.050% due 01/13/26  455,000 455,072
RGA Global Funding
4.350% due 08/25/28 ~ 2,270,000 2,280,329
Royal Bank of Canada (Canada)
4.554% (SOFR + 0.700%)
due 11/03/28 § 2,340,000 2,342,956
a
Principal
Amount Value
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ $ 1,995,000 $ 2,027,926
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,030,000 2,071,242
5.500% due 04/13/29 ~ 438,000 449,062
Truist Financial Corp.
1.267% due 03/02/27  2,000,000 1,990,187
4.873% due 01/26/29  2,000,000 2,032,389
5.435% due 01/24/30  1,845,000 1,910,456
6.047% due 06/08/27  1,746,000 1,760,292
U.S. Bancorp
5.384% due 01/23/30  1,659,000 1,718,558
6.787% due 10/26/27  2,000,000 2,044,282
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § 2,000,000 2,009,455
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,870,000 1,864,789
4.703% due 08/05/27 ~ 2,500,000 2,509,126
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,395,995
4.750% due 04/01/28  122,000 123,314
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,665,000 2,665,316
Wells Fargo & Co.
2.393% due 06/02/28  700,000 684,173
3.196% due 06/17/27  600,000 597,666
3.526% due 03/24/28  1,449,000 1,439,848
3.584% due 05/22/28  645,000 640,961
4.900% due 01/24/28  1,288,000 1,299,117
5.198% due 01/23/30  1,376,000 1,417,345
5.707% due 04/22/28  2,218,000 2,264,329
6.303% due 10/23/29  2,530,000 2,673,882
Western Union Co.
1.350% due 03/15/26  500,000 496,900
220,120,519
Industrial - 1.5%
Amrize Finance U.S. LLC
4.600% due 04/07/27  654,000 658,564
Boeing Co.
2.196% due 02/04/26  2,575,000 2,570,203
5.040% due 05/01/27  2,500,000 2,526,679
6.259% due 05/01/27  600,000 615,876
CNH Industrial Capital LLC
1.450% due 07/15/26  600,000 591,277
4.500% due 10/08/27  3,000,000 3,020,380
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,524,664
11,507,643
Technology - 1.1%
Broadcom, Inc.
4.000% due 04/15/29 ~ 1,252,000 1,247,077
4.750% due 04/15/29  98,000 99,870
Dell International LLC/EMC Corp.
4.150% due 02/15/29  1,431,000 1,429,869
4.750% due 04/01/28  2,200,000 2,231,697
5.250% due 02/01/28  390,000 399,078
Marvell Technology, Inc.
1.650% due 04/15/26  800,000 794,688
Micron Technology, Inc.
5.327% due 02/06/29  1,150,000 1,186,120

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  $ 508,000 $ 509,997
VMware LLC
1.800% due 08/15/28  150,000 141,996
8,040,392
Utilities - 2.8%
AES Corp.
1.375% due 01/15/26  2,500,000 2,497,149
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 595,614
2.850% due 08/15/26  500,000 496,376
DTE Energy Co.
4.875% due 06/01/28  1,379,000 1,404,251
Duke Energy Corp.
4.850% due 01/05/29 † 1,084,000 1,106,636
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 1,180,000 1,165,325
4.125% due 09/30/28 ~ 635,000 634,058
Exelon Corp.
2.750% due 03/15/27  500,000 492,705
5.150% due 03/15/28  960,000 981,206
5.150% due 03/15/29 † 589,000 605,808
FirstEnergy Corp.
3.900% due 07/15/27  2,920,000 2,910,100
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 267,212
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  1,030,000 1,042,794
NiSource, Inc.
5.250% due 03/30/28  1,130,000 1,159,511
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,520,000 1,546,246
Pinnacle West Capital Corp.
4.900% due 05/15/28  316,000 321,967
Southern California Edison Co.
4.700% due 06/01/27  249,000 251,098
5.150% due 06/01/29  870,000 889,349
5.650% due 10/01/28  247,000 255,902
Southern Co.
5.500% due 03/15/29  1,340,000 1,391,263
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,232,355
21,246,925
Total Corporate Bonds & Notes
    (Cost $372,369,205) 376,581,911
MORTGAGE-BACKED SECURITIES - 4.1%
Collateralized Mortgage Obligations - Commercial - 4.0%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 1,475,000 1,482,923
Bank
3.229% due 11/15/50  2,482,209 2,448,136
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 437,303
BFLD Mortgage Trust
5.242% (SOFR + 1.492%)
due 07/15/39 ~ § 407,879 408,506
a
Principal
Amount Value
BMO Mortgage Trust
7.055% due 11/15/56 § $ 1,000,000 $ 1,069,150
BX Commercial Mortgage Trust
4.714% (SOFR + 0.964%)
due 11/15/38 ~ § 330,008 329,881
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 1,216,028 1,217,441
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 1,884,438 1,887,509
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 2,192,947 2,196,549
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 1,133,303 1,135,554
5.391% (SOFR + 1.641%)
due 05/15/41 ~ § 705,781 707,740
5.441% (SOFR + 1.691%)
due 08/15/41 ~ § 842,576 845,282
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 1,217,215 1,220,225
BX Trust
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § 222,134 222,102
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 1,150,000 1,148,434
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 233,091 232,542
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § 166,672 167,004
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 750,000 771,779
ELM Trust
5.801% due 06/10/39 ~ § 2,040,000 2,052,070
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 1,055,000 1,058,075
GS Mortgage Securities Corp. Trust
5.198% due 08/10/41 ~ § 180,000 183,004
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 115,000 115,206
Hilton USA Trust
4.194% due 11/05/38 ~ § 750,000 747,472
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,045,978
3.587% due 12/15/50  656,000 648,419
MTN Commercial Mortgage Trust
5.157% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 474,904
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 528,000 529,709
UBS Commercial Mortgage Trust
2.865% due 10/15/52  360,460 352,928
3.460% due 04/15/52  744,122 737,301
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,481,738 1,478,301
4.175% due 09/15/61  2,566,730 2,572,333
5.100% due 03/15/38 ~ § 440,000 442,349
30,366,109
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 99,776 98,098

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
OLIT Trust
3.000% due 11/25/38 ~ § $ 152,099 $ 148,643
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 255,509 251,310
498,051
Total Mortgage-Backed Securities
    (Cost $30,515,522) 30,864,160
ASSET-BACKED SECURITIES - 19.1%
Automobile Other - 1.8%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 690,000 690,710
Exeter Automobile Receivables Trust
4.400% due 05/15/30  1,250,000 1,257,372
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  580,000 588,370
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 715,000 720,769
4.910% due 03/15/30 ~ 1,200,000 1,216,493
5.830% due 06/15/30 ~ 187,000 193,570
Nissan Master Owner Trust Receivables
4.654% (SOFR + 0.670%)
due 02/15/28 ~ § 3,000,000 3,001,111
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,230,000 1,240,294
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,411,154 1,423,947
5.038% due 07/25/31 ~ 112,035 113,064
5.121% due 12/29/32 ~ 1,010,691 1,019,717
5.185% due 07/25/31 ~ 466,813 471,465
Volkswagen Auto Lease Trust
4.010% due 01/22/29  1,925,000 1,933,501
13,870,383
Automobile Sequential - 8.8%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,900,000 1,921,371
4.590% due 03/15/34 ~ 1,465,000 1,475,913
5.300% due 11/15/32 ~ 168,672 169,717
5.540% due 04/15/33 ~ 261,433 263,356
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 1,000,000 1,000,295
4.770% due 02/20/29 ~ 2,400,000 2,428,172
4.800% due 08/20/29 ~ 270,000 274,539
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,585,000 1,599,404
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,151,351
CarMax Auto Owner Trust
3.970% due 12/16/30  2,000,000 2,004,740
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,820,000 1,825,796
4.550% due 08/12/30  1,135,000 1,145,388
4.640% due 01/10/30  1,230,000 1,237,922
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 439,468 444,848
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,279,863
4.510% due 02/22/28 ~ 2,008,000 2,017,831
4.980% due 08/21/28 ~ 291,000 295,232
5.060% due 03/20/31 ~ 95,000 97,290
a
Principal
Amount Value
5.160% due 09/20/30 ~ $ 50,000 $ 50,987
5.230% due 03/20/30 ~ 302,504 304,830
5.420% due 10/22/29 ~ 1,661,000 1,679,223
5.500% due 04/22/30 ~ 1,930,000 1,963,963
5.510% due 01/22/29 ~ 88,435 88,571
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,455,000 1,457,321
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,425,017
4.610% due 08/15/29  635,000 642,252
5.280% due 02/15/36 ~ 1,146,000 1,185,452
5.530% due 09/15/28  997,225 1,007,598
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 730,826
4.630% due 04/15/30  1,150,000 1,170,289
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,203,005
GM Financial Consumer Automobile Receivables
Trust
4.850% due 12/18/28  460,911 463,817
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,449,595
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,896,710
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,140,000 2,161,581
5.480% due 04/17/28  716,547 721,658
5.540% due 10/16/28  1,876,128 1,895,392
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 737,897
Navistar Financial Dealer Note Master Owner
Trust
5.590% due 04/25/29 ~ 554,000 556,712
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  1,284,453 1,295,314
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 458,857 462,444
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,579,166
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,365,000 1,378,050
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,577,000 1,580,402
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,120,000 2,132,282
USB Auto Owner Trust
4.490% due 06/17/30 ~ 550,000 554,824
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,866,376
5.480% due 12/20/28  1,996,079 2,021,396
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 515,477 516,225
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,410,000 1,414,650
4.410% due 05/18/40 ~ 2,280,000 2,299,433
4.570% due 01/18/40 ~ 2,400,000 2,421,933
World Omni Select Auto Trust
4.080% due 08/15/31  320,000 320,577
67,268,796
Credit Card Bullet - 0.3%
WF Card Issuance Trust
4.340% due 05/15/30  2,085,000 2,114,148

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Other Asset-Backed Securities - 8.2%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ $ 1,727,274 $ 1,729,168
5.080% due 04/15/30 ~ 238,515 238,878
5.220% due 12/17/29 ~ 91,120 91,148
Allegro CLO XIII Ltd. (Cayman)
4.984% (SOFR + 1.100%)
due 07/20/38 ~ § 1,870,313 1,871,679
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 956,879 967,329
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 1,900,000 1,900,317
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § 3,020,000 3,022,295
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,499,909
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 639,000 638,944
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,566,031
CCG Receivables Trust
4.480% due 10/14/32 ~ 143,686 144,555
CNH Equipment Trust
4.770% due 06/15/29  507,931 512,412
5.190% due 09/17/29  918,000 932,533
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 414,679 415,801
4.770% due 08/15/35 ~ 775,000 784,095
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,421,520
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 1,710,619 1,711,611
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 1,982,000 1,983,586
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,298,317
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,815,000 1,817,982
4.930% due 06/25/60 ~ 127,646 128,149
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,246,471
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,838,446 1,849,242
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 1,520,000 1,520,137
Juniper Valley Park CLO Ltd. (Jersey)
4.964% (SOFR + 1.080%)
due 07/20/36 ~ § 2,350,000 2,349,585
M&T Equipment Notes
4.700% due 12/16/27 ~ 800,000 804,200
a
Principal
Amount Value
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § $ 1,413,000 $ 1,413,278
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 1,312,500 1,314,121
Magnetite XXVI Ltd. (Cayman)
4.758% (SOFR + 0.900%)
due 01/25/38 ~ § 1,025,000 1,026,280
Marlette Funding Trust
4.750% due 07/16/35 ~ 90,101 90,292
4.950% due 07/16/35 ~ 1,900,000 1,910,617
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 205,470
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,424,000 1,427,188
Oportun Issuance Trust
4.490% due 07/08/33 ~ 465,000 466,087
4.880% due 05/09/33 ~ 1,040,000 1,044,388
Palmer Square Loan Funding Ltd. (Cayman)
4.652% (SOFR + 0.800%)
due 02/15/33 ~ § 552,122 550,577
5.005% (SOFR + 1.100%)
due 04/15/31 ~ § 38,565 38,574
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 2,260,000 2,258,530
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 2,250,000 2,255,591
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 255,000 256,675
PFS Financing Corp. (Cayman)
5.270% due 05/15/28 ~ 2,600,000 2,612,238
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 566,536 568,510
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 124,373 125,402
RCKT Trust
4.480% due 11/27/34 ~ 253,215 253,515
4.900% due 07/25/34 ~ 119,518 119,862
Reach ABS Trust
4.930% due 08/18/32 ~ 407,497 409,227
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 115,244
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 1,960,000 1,959,703
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 2,089,289 2,092,089
4.470% due 08/15/34 ~ 410,042 411,330
Upstart Securitization Trust
4.600% due 09/20/35 ~ 2,300,000 2,305,893
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 909,541
Verdant Receivables LLC
4.850% due 03/13/28 ~ 230,367 231,520
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,782,081

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$5,693,861 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
4.830% due 12/22/31 ~ $ 358,000 $ 367,058
63,066,921
Total Asset-Backed Securities
    (Cost $145,315,433) 146,320,248
U.S. TREASURY OBLIGATIONS - 10.2%
U.S. Treasury Notes - 10.2%
3.500% due 09/30/26 ‡ 38,637,600 38,612,132
4.250% due 03/15/27 ‡ 38,890,900 39,226,638
77,838,770
Total U.S. Treasury Obligations
    (Cost $77,372,454) 77,838,770
SHORT-TERM INVESTMENTS - 15.9%
U.S. Treasury Bills - 15.9%
3.511% due 02/24/26 ‡ 66,005,800 65,663,432
3.583% due 06/25/26  56,800,000 55,843,995
121,507,427
Total Short-Term Investments
(Cost $121,477,929) 121,507,427
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.5%
    (Cost $747,050,543) 753,112,516
Shares
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,905,336 1,905,336
Principal
Amount
Repurchase Agreements - 0.9%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$3,949,002; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$4,027,982) $ 3,948,146 3,948,146
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,253,265; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,325,002) 3,248,540 3,248,540
7,196,686
Total Securities Lending Collateral
(Cost $9,102,022) 9,102,022
a
Value
TOTAL INVESTMENTS - 99.6%
(Cost $756,152,565) $ 762,214,538
DERIVATIVES - (1.1%) (8,390,304)
OTHER ASSETS & LIABILITIES, NET - 1.5% 11,764,621
NET ASSETS - 100.0% $ 765,588,855
Corporate Bonds & Notes 49 .2%
Asset-Backed Securities 19 .1%
Short-Term Investments 15 .9%
U.S. Treasury Obligations 10 .2%
Mortgage-Backed Securities 4 .1%
Others (each less than 3.0%) 1 .1%
99 .6%
Derivatives ( 1 .1% )
Other Assets and Liabilities, Net 1 .5%
100 .0%

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 03/26 652 $ 136,098,783 $ 136,130,468 ( $ 31,685 )
CBOT 5 Year U.S. Treasury Notes 03/26 229 24,998,762 25,030,774 (32,012)
CME E-Mini Standard & Poor's MidCap 400 Index 03/26 113 38,148,078 37,574,760 573,318
Total Futures Contracts $ 509,621
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Growth Total Return Index SOFR + 0.460% S MSC 01/15/26 $ 77,792,267 ( $ 852,489 ) $ – ( $ 852,489 )
Russell Midcap Total Return Index SOFR + 0.540% S MSC 04/15/26 323,672,045 (3,546,550) – (3,546,550)
Russell Midcap Total Return Index SOFR + 0.530% S MSC 07/15/26 164,214,684 (1,798,609) – (1,798,609)
Russell Midcap Total Return Index SOFR + 0.490% S MSC 07/15/26 164,794,846 (1,802,033) – (1,802,033)
Russell Midcap Total Return Index SOFR + 0.540% S BRC 10/15/26 164,823,854 (1,806,013) – (1,806,013)
( $ 9,805,694 ) $ – ( $ 9,805,694 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Value Total Return Index SOFR + 0.470% S BRC 01/15/26 $ 82,290,051 $ 905,769 $ – $ 905,769
a
Total Return Swaps ( $ 8,899,925 ) $ – ( $ 8,899,925 )
Total Swap Agreements ( $ 8,899,925 ) $ – ( $ 8,899,925 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 905,769
Liabilities – (9,805,694)
$ – ( $ 8,899,925 )

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 376,581,911 $ – $ 376,581,911 $ –
Mortgage-Backed Securities 30,864,160 – 30,864,160 –
Asset-Backed Securities 146,320,248 – 146,320,248 –
U.S. Treasury Obligations 77,838,770 – 77,838,770 –
Short-Term Investments 121,507,427 – 121,507,427 –
Securities Lending Collateral 9,102,022 1,905,336 7,196,686 –
Derivatives:
Equity Contracts
Futures 573,318 573,318 – –
Swaps 905,769 – 905,769 –
Total Equity Contracts 1,479,087 573,318 905,769 –
Total Assets 763,693,625 2,478,654 761,214,971 –
Liabilities Derivatives:
Equity Contracts
Swaps (9,805,694) – (9,805,694) –
Interest Rate Contracts
Futures (63,697) (63,697) – –
Total Liabilities - Derivatives (9,869,391) (63,697) (9,805,694) –
Total Liabilities (9,869,391) (63,697) (9,805,694) –
Total $ 753,824,234 $ 2,414,957 $ 751,409,277 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.0%
Basic Materials - 2.9%
spacing
CF Industries Holdings, Inc. 44,543 $ 3,444,956
Commercial Metals Co. 37,875 2,621,707
DuPont de Nemours, Inc. 4,689 188,498
Qnity Electronics, Inc. Class W/I  15,591 1,273,005
Reliance, Inc. 14,283 4,125,930
11,654,096
Communications - 3.7%
spacing
CDW Corp. 29,699 4,045,004
eBay, Inc. 54,813 4,774,212
Gen Digital, Inc. 120,071 3,264,730
InterDigital, Inc. † 9,025 2,873,380
14,957,326
Consumer, Cyclical - 13.6%
spacing
Allison Transmission Holdings, Inc. 18,496 1,810,758
AutoZone, Inc. * 1,784 6,050,436
Boyd Gaming Corp. 35,610 3,035,396
Cavco Industries, Inc. * 3,713 2,193,418
Churchill Downs, Inc. 15,569 1,771,441
Darden Restaurants, Inc. 7,641 1,406,097
DR Horton, Inc. 19,967 2,875,847
Gentex Corp. 73,229 1,704,039
LKQ Corp. 79,645 2,405,279
Lululemon Athletica, Inc. * 6,767 1,406,250
Marriott International, Inc. Class A  6,221 1,930,003
MSC Industrial Direct Co., Inc. Class A  21,888 1,840,781
NVR, Inc. * 552 4,025,609
Ralph Lauren Corp. 8,880 3,140,057
RB Global, Inc. (Canada)  32,779 3,371,976
Resideo Technologies, Inc. * 51,957 1,824,730
Ross Stores, Inc. 17,030 3,067,784
Somnigroup International, Inc. 50,144 4,476,856
Williams-Sonoma, Inc. 16,170 2,887,800
Wyndham Hotels & Resorts, Inc. 23,176 1,751,179
Yum! Brands, Inc. 13,792 2,086,454
55,062,190
Consumer, Non-Cyclical - 16.4%
spacing
Bio-Rad Laboratories, Inc. Class A * 3,122 945,935
Biogen, Inc. * 14,582 2,566,286
Cencora, Inc. 17,439 5,890,022
Centene Corp. * 50,504 2,078,240
Cigna Group 12,276 3,378,723
Coca-Cola Consolidated, Inc. 26,347 4,038,995
Coca-Cola Europacific Partners PLC (United
Kingdom)  23,300 2,113,310
GE HealthCare Technologies, Inc. 34,861 2,859,299
H&R Block, Inc. 38,694 1,686,285
ICON PLC * 9,420 1,716,512
IQVIA Holdings, Inc. * 19,192 4,326,069
Labcorp Holdings, Inc. 6,444 1,616,671
Lamb Weston Holdings, Inc. 25,722 1,077,495
McKesson Corp. 3,358 2,754,534
Primo Brands Corp. 60,368 987,017
Qiagen NV 49,956 2,246,521
Quest Diagnostics, Inc. 14,134 2,452,673
Solventum Corp. * 51,595 4,088,388
STERIS PLC 7,875 1,996,470
Sysco Corp. 42,870 3,159,090
a Shares Value
Tenet Healthcare Corp. * 21,872 $ 4,346,404
TriNet Group, Inc. 17,668 1,044,709
U.S. Foods Holding Corp. * 68,892 5,188,945
Valvoline, Inc. * 72,660 2,111,500
WEX, Inc. * 10,835 1,614,198
66,284,291
Energy - 6.1%
spacing
Diamondback Energy, Inc. 17,612 2,647,612
DNOW, Inc. * 86,369 1,144,389
EQT Corp. 56,061 3,004,870
Marathon Petroleum Corp. 27,372 4,451,508
Permian Resources Corp. 206,311 2,894,543
Phillips 66 14,244 1,838,046
Range Resources Corp. 97,971 3,454,457
TechnipFMC PLC (United Kingdom)  116,342 5,184,200
24,619,625
Financial - 23.2%
spacing
Affiliated Managers Group, Inc. 14,361 4,139,989
Ameriprise Financial, Inc. 14,746 7,230,554
BXP, Inc. REIT 43,437 2,931,129
Carlyle Group, Inc. 69,691 4,119,435
Credit Acceptance Corp. †* 4,492 1,992,022
East West Bancorp, Inc. 38,066 4,278,238
EastGroup Properties, Inc. REIT 14,935 2,660,521
Equitable Holdings, Inc. 43,351 2,065,675
Equity LifeStyle Properties, Inc. REIT 35,952 2,179,051
Equity Residential REIT 30,175 1,902,232
Essex Property Trust, Inc. REIT 8,032 2,101,814
Evercore, Inc. Class A  9,027 3,071,437
Extra Space Storage, Inc. REIT 12,546 1,633,740
Fifth Third Bancorp 56,631 2,650,897
First American Financial Corp. 42,302 2,599,035
Huntington Bancshares, Inc. 268,627 4,660,678
Lamar Advertising Co. Class A REIT 28,448 3,600,948
LPL Financial Holdings, Inc. 18,948 6,767,657
Markel Group, Inc. * 2,355 5,062,426
Regency Centers Corp. REIT 43,518 3,004,047
RenaissanceRe Holdings Ltd. (Bermuda)  7,637 2,147,219
Rocket Cos., Inc. Class A  165,561 3,205,261
Simon Property Group, Inc. REIT 30,291 5,607,167
Stifel Financial Corp. 28,528 3,572,276
Synchrony Financial 48,237 4,024,413
Travelers Cos., Inc. 8,730 2,532,224
VICI Properties, Inc. REIT 55,730 1,567,127
Voya Financial, Inc. 33,356 2,484,688
93,791,900
Industrial - 21.6%
spacing
3M Co. 19,210 3,075,521
Allegion PLC 32,656 5,199,488
AMETEK, Inc. 12,718 2,611,133
Arrow Electronics, Inc. * 17,021 1,875,374
Ball Corp. 59,250 3,138,473
Builders FirstSource, Inc. * 20,791 2,139,186
Dover Corp. 10,374 2,025,420
Expeditors International of Washington, Inc. 32,123 4,786,648
Flex Ltd. * 35,420 2,140,076
Frontdoor, Inc. * 54,342 3,134,990
Generac Holdings, Inc. * 20,313 2,770,084
Howmet Aerospace, Inc. 18,239 3,739,360
ITT, Inc. 8,637 1,498,606
Jabil, Inc. 9,423 2,148,632

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Keysight Technologies, Inc. * 25,932 $ 5,269,123
L3Harris Technologies, Inc. 11,057 3,246,003
Landstar System, Inc. 15,899 2,284,686
Lincoln Electric Holdings, Inc. 10,533 2,524,128
Louisiana-Pacific Corp. 13,942 1,125,956
Masco Corp. 64,774 4,110,558
Masterbrand, Inc. * 85,354 942,308
Old Dominion Freight Line, Inc. 25,642 4,020,666
Packaging Corp. of America 20,628 4,254,112
Parker-Hannifin Corp. 2,063 1,813,294
TE Connectivity PLC (Switzerland)  7,068 1,608,041
Textron, Inc. 63,818 5,563,015
TopBuild Corp. * 8,507 3,549,035
UFP Industries, Inc. 22,993 2,093,513
Vontier Corp. 36,142 1,343,760
Watts Water Technologies, Inc. Class A  11,248 3,104,673
87,135,862
Technology - 7.3%
spacing
CACI International, Inc. Class A * 6,672 3,554,909
Check Point Software Technologies Ltd. * (Israel)  19,438 3,606,915
Dell Technologies, Inc. Class C  10,157 1,278,563
EPAM Systems, Inc. * 15,365 3,147,981
Leidos Holdings, Inc. 14,319 2,583,148
Microchip Technology, Inc. 62,485 3,981,544
NetApp, Inc. 32,356 3,465,004
Seagate Technology Holdings PLC 7,597 2,092,138
SS&C Technologies Holdings, Inc. 33,788 2,953,747
Zebra Technologies Corp. Class A * 11,750 2,853,135
29,517,084
Utilities - 4.2%
spacing
CenterPoint Energy, Inc. 43,164 1,654,908
DTE Energy Co. 31,715 4,090,601
Entergy Corp. 30,287 2,799,427
FirstEnergy Corp. 49,231 2,204,072
NRG Energy, Inc. 6,848 1,090,475
OGE Energy Corp. 71,393 3,048,481
Xcel Energy, Inc. 24,817 1,832,984
16,720,948
Total Common Stocks
    (Cost $365,238,387) 399,743,322
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.0%
    (Cost $365,238,387) 399,743,322
SECURITIES LENDING COLLATERAL - 1.0%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 873,749 873,749
Principal
Amount Value
Repurchase Agreements - 0.8%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,810,933; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,847,152) $ 1,810,541 $ 1,810,541
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,491,882; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,524,779) 1,489,715 1,489,715
3,300,256
Total Securities Lending Collateral
(Cost $4,174,005) 4,174,005
a
TOTAL INVESTMENTS - 100.0%
(Cost $369,412,392) 403,917,327
OTHER ASSETS & LIABILITIES, NET - 0.0% 42,772
NET ASSETS - 100.0% $ 403,960,099
Financial 23 .2%
Industrial 21 .6%
Consumer, Non-Cyclical 16 .4%
Consumer, Cyclical 13 .6%
Technology 7 .3%
Energy 6 .1%
Utilities 4 .2%
Communications 3 .7%
Others (each less than 3.0%) 3 .9%
100 .0%
Other Assets & Liabilities, Net 0 .0%
100 .0%

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 399,743,322 $ 399,743,322 $ – $ –
Securities Lending Collateral 4,174,005 873,749 3,300,256 –
Total $ 403,917,327 $ 400,617,071 $ 3,300,256 $ –

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 46.8%
Basic Materials - 0.5%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 566,260
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,319,000 1,341,409
5.338% due 04/04/27 ~ 1,400,000 1,422,443
Mosaic Co.
4.050% due 11/15/27  600,000 600,120
3,930,232
Communications - 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  2,400,000 2,247,155
3.750% due 02/15/28  565,000 557,144
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,819
4.620% due 07/16/28 ~ 1,960,000 1,986,385
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 74,254
Sprint Capital Corp.
6.875% due 11/15/28  1,300,000 1,395,519
6,462,276
Consumer, Cyclical - 3.3%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 946,000 947,319
American Honda Finance Corp.
4.445% (SOFR + 0.650%)
due 11/19/27 § 2,200,000 2,200,998
4.544% (SOFR + 0.730%)
due 08/13/27 § 1,250,000 1,252,889
4.849% (SOFR + 0.870%)
due 07/09/27 § 1,250,000 1,256,313
AutoNation, Inc.
4.450% due 01/15/29  1,900,000 1,907,645
AutoZone, Inc.
3.125% due 04/21/26  75,000 74,802
5.125% due 06/15/30  1,195,000 1,232,999
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 810,407
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,800,000 1,823,170
5.850% due 05/17/27  1,500,000 1,523,629
6.950% due 06/10/26 † 1,000,000 1,008,886
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 499,759
1.500% due 06/10/26  800,000 791,098
2.350% due 02/26/27  500,000 490,183
5.000% due 04/09/27  2,100,000 2,123,523
5.000% due 07/15/27  1,000,000 1,013,650
5.400% due 05/08/27  1,900,000 1,931,779
6.000% due 01/09/28  100,000 103,409
Hyundai Capital America
2.750% due 09/27/26 ~ † 1,275,000 1,262,562
5.650% due 06/26/26 ~ 2,400,000 2,417,853
Ross Stores, Inc.
0.875% due 04/15/26  575,000 570,002
25,242,875
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.1%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  $ 1,475,000 $ 1,467,981
3.557% due 08/15/27  600,000 595,792
4.700% due 04/02/27  2,520,000 2,538,694
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  600,000 596,739
5.931% due 02/02/29  1,100,000 1,155,837
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 800,000 801,024
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,150,000 1,166,845
Centene Corp.
4.250% due 12/15/27  1,375,000 1,367,757
Cigna Group
3.400% due 03/01/27  1,300,000 1,292,385
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 595,945
CVS Health Corp.
1.300% due 08/21/27  2,400,000 2,297,043
2.875% due 06/01/26  1,600,000 1,592,156
6.250% due 06/01/27  2,110,000 2,171,656
Global Payments, Inc.
4.500% due 11/15/28  1,713,000 1,716,512
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,064,112
4.500% due 02/15/27  600,000 601,394
5.200% due 06/01/28  1,800,000 1,844,583
5.250% due 06/15/26  900,000 900,719
Humana, Inc.
1.350% due 02/03/27  725,000 704,030
3.950% due 03/15/27  1,100,000 1,097,303
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 393,000 396,256
6.125% due 07/27/27 ~ 1,800,000 1,854,060
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 543,000 553,240
Philip Morris International, Inc.
4.125% due 04/28/28  1,100,000 1,105,156
4.539% (SOFR + 0.660%)
due 10/27/28 § 1,530,000 1,532,164
31,009,383
Energy - 4.1%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,172,596
5.000% due 12/15/29  1,592,000 1,633,333
DCP Midstream Operating LP
5.625% due 07/15/27  1,284,000 1,309,111
Diamondback Energy, Inc.
5.200% due 04/18/27  1,175,000 1,192,575
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 659,275
5.300% due 04/05/29  2,460,000 2,539,434
5.900% due 11/15/26  2,530,000 2,567,551
Energy Transfer LP
6.000% due 02/01/29 ~ 1,000,000 1,010,927
EQT Corp.
3.125% due 05/15/26 ~ 1,100,000 1,093,918
3.900% due 10/01/27  1,452,000 1,446,592
Hess Corp.
4.300% due 04/01/27  1,200,000 1,205,525

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
MPLX LP
4.250% due 12/01/27  $ 1,370,000 $ 1,374,694
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 839,926
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,299,346
4.250% due 09/24/27  2,550,000 2,559,839
5.550% due 11/01/26  730,000 738,131
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  1,541,000 1,497,681
4.500% due 12/15/26  1,250,000 1,253,958
4.700% due 01/15/31  750,000 754,526
Targa Resources Corp.
4.350% due 01/15/29  189,000 189,571
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/28  900,000 899,645
Western Midstream Operating LP
4.650% due 07/01/26  2,400,000 2,400,678
Williams Cos., Inc.
4.900% due 03/15/29 † 700,000 715,352
5.400% due 03/02/26  740,000 741,656
31,095,840
Financial - 28.9%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ † 2,200,000 2,234,284
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  750,000 748,720
2.450% due 10/29/26  500,000 493,341
3.650% due 07/21/27  1,200,000 1,193,022
4.375% due 11/15/30  600,000 598,483
6.100% due 01/15/27  2,500,000 2,548,184
6.450% due 04/15/27  2,450,000 2,517,680
American Express Co.
5.098% due 02/16/28  1,150,000 1,163,692
5.389% due 07/28/27  1,150,000 1,159,031
American Tower Corp.
1.600% due 04/15/26  500,000 496,671
3.375% due 10/15/26  500,000 497,499
3.600% due 01/15/28  2,600,000 2,577,377
Aon North America, Inc.
5.125% due 03/01/27  600,000 607,659
5.150% due 03/01/29  700,000 720,381
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 882,000 871,940
5.450% due 09/09/28 ~ 1,353,000 1,365,304
5.700% due 03/15/28  773,000 783,822
Athene Global Funding
1.608% due 06/29/26 ~ 1,215,000 1,200,079
4.860% due 08/27/26 ~ 500,000 501,993
4.950% due 01/07/27 ~ 800,000 805,984
5.516% due 03/25/27 ~ 2,450,000 2,489,285
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 115,000 114,633
3.250% due 02/15/27 ~ 500,000 494,712
4.950% due 01/15/28 ~ 2,328,000 2,357,394
6.375% due 05/04/28 ~ 2,170,000 2,261,812
Bank of America Corp.
3.559% due 04/23/27  1,975,000 1,971,579
3.824% due 01/20/28  2,600,000 2,594,535
4.948% due 07/22/28  2,500,000 2,536,524
5.202% due 04/25/29  2,500,000 2,564,434
a
Principal
Amount Value
5.819% due 09/15/29  $ 1,250,000 $ 1,304,929
Bank of Montreal (Canada)
4.567% due 09/10/27  2,590,000 2,600,390
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,200,000 1,206,588
4.483% (SOFR + 0.760%)
due 09/15/28 § 1,310,000 1,311,606
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,200,000 1,181,195
4.837% due 09/10/28  2,100,000 2,126,195
5.501% due 08/09/28  1,400,000 1,430,816
5.674% due 03/12/28  2,300,000 2,341,681
5.829% due 05/09/27  1,400,000 1,408,103
7.385% due 11/02/28  1,200,000 1,268,699
Blackstone Private Credit Fund
3.250% due 03/15/27  575,000 565,408
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 499,534
1.675% due 06/30/27 ~ 1,000,000 987,701
4.792% due 05/09/29 ~ 2,050,000 2,074,524
Brown & Brown, Inc.
4.600% due 12/23/26  382,000 384,030
4.700% due 06/23/28  213,000 215,625
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  2,260,000 2,297,960
Capital One Financial Corp.
1.878% due 11/02/27  1,375,000 1,349,433
7.149% due 10/29/27  2,485,000 2,544,815
Citigroup, Inc.
1.122% due 01/28/27  1,300,000 1,297,073
1.462% due 06/09/27  1,300,000 1,285,239
3.070% due 02/24/28  2,600,000 2,571,076
5.174% due 02/13/30  1,100,000 1,129,037
Citizens Bank NA
4.575% due 08/09/28  2,500,000 2,519,418
Corebridge Financial, Inc.
3.650% due 04/05/27  2,575,000 2,560,019
Crown Castle, Inc.
3.700% due 06/15/26  1,100,000 1,097,712
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 983,239
4.298% due 04/01/28 ~ 2,100,000 2,104,884
5.427% due 03/01/28 ~ 2,200,000 2,234,595
Deutsche Bank AG (Germany)
2.311% due 11/16/27  600,000 590,422
2.552% due 01/07/28  500,000 491,854
5.373% due 01/10/29  2,490,000 2,541,214
5.706% due 02/08/28  1,350,000 1,371,633
7.146% due 07/13/27  2,150,000 2,183,198
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,360,000 1,374,813
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 73,958
1.400% due 08/27/27 ~ 875,000 840,046
4.875% due 11/19/27 ~ 1,800,000 1,830,237
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,351,000 1,408,208
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,175,000 1,155,396
2.640% due 02/24/28  2,675,000 2,634,159
3.691% due 06/05/28  2,410,000 2,397,893
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ † 1,803,000 1,794,208

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.300% due 06/05/27 ~ $ 528,000 $ 531,460
5.450% due 01/14/28  1,150,000 1,163,082
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  2,180,000 2,221,177
5.887% due 08/14/27  2,100,000 2,122,508
7.390% due 11/03/28  2,100,000 2,220,671
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,560,000 2,574,656
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,009,963
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,582,000 1,607,211
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 199,528
Jackson Financial, Inc.
5.170% due 06/08/27  1,550,000 1,570,481
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,116,000 1,125,508
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § 650,000 652,028
5.550% due 07/02/27 ~ 1,200,000 1,225,586
JPMorgan Chase & Co.
1.578% due 04/22/27  1,280,000 1,270,520
2.069% due 06/01/29  1,400,000 1,337,990
2.182% due 06/01/28  2,600,000 2,536,383
2.947% due 02/24/28  1,300,000 1,284,631
5.012% due 01/23/30  2,500,000 2,563,592
6.087% due 10/23/29  2,400,000 2,528,597
Lloyds Banking Group PLC (United Kingdom)
4.790% (SOFR + 1.060%)
due 06/13/29 § 1,300,000 1,306,066
5.462% due 01/05/28  2,530,000 2,564,509
5.871% due 03/06/29  1,500,000 1,555,673
LPL Holdings, Inc.
4.900% due 04/03/28  1,223,000 1,241,192
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,200,000 2,171,515
5.414% due 09/13/28  2,560,000 2,622,425
Morgan Stanley
1.593% due 05/04/27  1,500,000 1,487,076
3.591% due 07/22/28 § 1,700,000 1,688,832
3.772% due 01/24/29  2,600,000 2,585,793
5.173% due 01/16/30  2,460,000 2,526,858
5.656% due 04/18/30  2,450,000 2,553,245
Morgan Stanley Private Bank NA
4.578% (SOFR + 0.780%)
due 11/17/28 § 1,900,000 1,904,943
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  700,000 692,466
3.073% due 05/22/28  2,600,000 2,567,846
4.888% (SOFR + 1.100%)
due 05/23/29 § 1,260,000 1,266,118
5.516% due 09/30/28  600,000 615,697
5.583% due 03/01/28  2,500,000 2,545,202
5.847% due 03/02/27  700,000 701,915
PNC Financial Services Group, Inc.
4.758% due 01/26/27  740,000 740,308
5.102% due 07/23/27  2,580,000 2,594,745
5.300% due 01/21/28  1,275,000 1,291,856
6.615% due 10/20/27  2,410,000 2,458,715
RGA Global Funding
4.350% due 08/25/28 ~ 2,360,000 2,370,739
a
Principal
Amount Value
Royal Bank of Canada (Canada)
4.554% (SOFR + 0.700%)
due 11/03/28 § $ 2,300,000 $ 2,302,905
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,778,000 1,807,344
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,120,000 1,142,754
5.500% due 04/13/29 ~ 1,300,000 1,332,833
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 602,022
5.532% due 07/17/26  50,000 50,420
Truist Financial Corp.
1.267% due 03/02/27  612,000 608,997
4.873% due 01/26/29  2,475,000 2,515,081
5.435% due 01/24/30  2,280,000 2,360,889
6.047% due 06/08/27  1,950,000 1,965,962
U.S. Bancorp
3.100% due 04/27/26  50,000 49,878
5.384% due 01/23/30  1,490,000 1,543,491
6.787% due 10/26/27  2,275,000 2,325,371
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § 900,000 904,255
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 750,000 747,910
1.364% due 01/30/27 ~ 200,000 199,555
3.869% due 01/12/29 ~ 660,000 656,528
4.703% due 08/05/27 ~ 2,600,000 2,609,491
VICI Properties LP
4.750% due 02/15/28  2,150,000 2,171,773
4.750% due 04/01/28  67,000 67,721
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,940,000 1,940,230
Wells Fargo & Co.
2.393% due 06/02/28  2,600,000 2,541,216
3.196% due 06/17/27  2,050,000 2,042,027
3.526% due 03/24/28  2,520,000 2,504,083
3.584% due 05/22/28  700,000 695,616
4.900% due 01/24/28  443,000 446,824
5.707% due 04/22/28  700,000 714,621
6.303% due 10/23/29  2,395,000 2,531,204
Western Union Co.
1.350% due 03/15/26  1,075,000 1,068,334
218,287,458
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  1,058,000 1,065,384
Boeing Co.
2.196% due 02/04/26  600,000 598,882
2.700% due 02/01/27  2,630,000 2,592,849
5.040% due 05/01/27  1,460,000 1,475,581
6.259% due 05/01/27  685,000 703,125
CNH Industrial Capital LLC
1.450% due 07/15/26  1,175,000 1,157,918
4.500% due 10/08/27  2,000,000 2,013,586
Ingersoll Rand, Inc.
5.197% due 06/15/27  685,000 696,263
10,303,588
Technology - 1.4%
Broadcom, Inc.
4.200% due 10/15/30  623,000 622,705

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Dell International LLC/EMC Corp.
4.150% due 02/15/29  $ 1,208,000 $ 1,207,046
4.750% due 04/01/28  500,000 507,204
4.900% due 10/01/26  2,375,000 2,386,370
Marvell Technology, Inc.
1.650% due 04/15/26  900,000 894,024
Microchip Technology, Inc.
4.900% due 03/15/28  600,000 608,446
Micron Technology, Inc.
5.327% due 02/06/29  1,320,000 1,361,460
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  983,000 986,864
VMware LLC
1.800% due 08/15/28  2,100,000 1,987,948
10,562,067
Utilities - 2.3%
AES Corp.
1.375% due 01/15/26  1,175,000 1,173,660
5.450% due 06/01/28 † 775,000 793,236
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 74,806
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 1,115,000 1,097,064
Dominion Energy, Inc.
1.450% due 04/15/26  2,301,000 2,284,179
2.850% due 08/15/26  575,000 570,833
DTE Energy Co.
4.875% due 06/01/28  1,487,000 1,514,229
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 493,782
3.500% due 04/06/28 ~ 1,150,000 1,135,064
4.125% due 09/30/28 ~ 362,000 361,462
Exelon Corp.
2.750% due 03/15/27  1,075,000 1,059,316
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,136,135
FirstEnergy Transmission LLC
4.550% due 01/15/30  1,300,000 1,310,852
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  572,000 579,105
NiSource, Inc.
5.250% due 03/30/28  575,000 590,017
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 679,051
5.450% due 06/15/27  820,000 834,159
Pinnacle West Capital Corp.
4.900% due 05/15/28  173,000 176,267
Southern Co.
5.500% due 03/15/29  50,000 51,913
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,221,000 1,230,339
17,145,469
Total Corporate Bonds & Notes
    (Cost $351,581,404) 354,039,188
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 2.7%
Collateralized Mortgage Obligations - Commercial - 2.7%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § $ 810,000 $ 814,351
Bank
4.285% due 11/15/61 § 150,921 151,171
Benchmark Mortgage Trust
3.042% due 08/15/52  301,366 296,632
BLP Commercial Mortgage Trust
5.092% (SOFR + 1.342%)
due 03/15/41 ~ § 85,666 85,802
BX Commercial Mortgage Trust
4.763% (SOFR + 1.013%)
due 02/15/39 ~ § 14,787 14,773
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 1,402,245 1,403,874
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 973,851 975,438
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 734,076 735,282
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 571,185 572,319
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 644,408 646,001
BX Trust
4.500% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,834
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § 1,977,288 1,977,009
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 946,000 944,711
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 125,510 125,215
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § 2,036,700 2,040,760
5.241% (SOFR + 1.491%)
due 04/15/37 ~ § 116,794 116,993
CD Mortgage Trust
3.171% due 08/15/50  49,947 49,203
3.514% due 05/10/50 § 1,155,000 1,144,756
DBGS Mortgage Trust
4.302% due 10/15/51  79,686 79,815
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 49,320
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 102,904
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 2,150,000 2,156,266
GS Mortgage Securities Trust
3.164% due 05/10/50  32,335 31,904
4.106% due 07/10/51 § 77,388 77,250
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 65,000 65,117
Hilton USA Trust
4.194% due 11/05/38 ~ § 284,000 283,043
JPMDB Commercial Mortgage Securities Trust
3.409% due 10/15/50  423,000 416,022
3.492% due 03/15/50  210,491 209,474
Morgan Stanley Capital I Trust
1.925% due 07/15/53  609,523 577,213

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.436% due 12/15/49  $ 784,940 $ 780,499
SREIT Trust
4.595% (SOFR + 0.845%)
due 11/15/38 ~ § 392,578 392,495
4.944% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,878
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 349,000 350,129
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  589,113 585,145
3.063% due 12/15/52  45,805 45,061
3.212% due 09/15/50  228,790 227,230
3.933% due 03/15/52  1,256,242 1,253,329
5.100% due 03/15/38 ~ § 238,000 239,271
20,185,489
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 68,485 67,333
OLIT Trust
3.000% due 11/25/38 ~ § 153,348 149,864
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 141,952 139,619
356,816
Total Mortgage-Backed Securities
    (Cost $20,440,088) 20,542,305
ASSET-BACKED SECURITIES - 18.5%
Automobile Other - 1.1%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 395,000 395,406
Exeter Automobile Receivables Trust
4.400% due 05/15/30  695,000 699,099
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  340,000 344,907
GMF Floorplan Owner Revolving Trust
4.734% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,181
4.790% due 03/15/29 ~ 385,000 388,106
4.910% due 03/15/30 ~ 650,000 658,934
5.134% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,023,279
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  425,000 428,557
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 766,600 773,550
5.038% due 07/25/31 ~ 37,345 37,688
5.121% due 12/29/32 ~ 545,392 550,262
5.185% due 07/25/31 ~ 152,492 154,012
Volkswagen Auto Lease Trust
4.010% due 01/22/29  2,300,000 2,310,157
7,919,138
Automobile Sequential - 7.6%
Ally Auto Receivables Trust
3.960% due 03/15/30  65,000 65,237
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,071,923
4.590% due 03/15/34 ~ 855,000 861,369
a
Principal
Amount Value
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ $ 570,000 $ 570,168
4.770% due 02/20/29 ~ 2,200,000 2,225,824
4.800% due 08/20/29 ~ 165,000 167,774
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,675,000 1,690,222
BMW Vehicle Owner Trust
5.180% due 02/26/29  39,425 39,794
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  195,000 195,231
4.620% due 07/16/29  60,000 60,598
CarMax Auto Owner Trust
3.970% due 12/16/30  2,755,000 2,761,529
4.840% due 01/15/30  20,000 20,304
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,035,000 1,038,296
4.550% due 08/12/30  625,000 630,720
4.640% due 01/10/30  405,000 407,609
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 2,300,000 2,303,227
4.940% due 07/25/29 ~ 50,000 50,500
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 22,236 22,360
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 2,250,000 2,279,863
4.510% due 02/22/28 ~ 1,117,000 1,122,469
4.820% due 02/20/29 ~ 315,000 320,535
4.980% due 08/21/28 ~ 102,000 103,483
5.060% due 03/20/31 ~ 150,000 153,615
5.160% due 09/20/30 ~ 2,060,000 2,100,671
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 1,395,000 1,397,225
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,320,000 1,333,759
4.610% due 08/15/29  30,000 30,343
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  2,275,000 2,315,136
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 756,891
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  1,220,000 1,230,386
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  1,459,147 1,469,816
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,250,000 2,208,068
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 1,000,000 1,014,610
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  660,000 667,612
5.670% due 06/21/28  21,261 21,497
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 2,280,000 2,303,800
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,175,000 1,186,849
5.480% due 04/17/28  13,124 13,217
5.540% due 10/16/28  19,462 19,662
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,150
5.950% due 11/15/28  20,212 20,486
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 735,000 737,896
5.820% due 04/20/37 ~ 72,438 72,917

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  $ 850,000 $ 854,963
4.740% due 01/16/29  125,000 125,294
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 32,785 32,961
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 2,350,000 2,361,893
4.440% due 12/20/30 ~ 740,000 747,075
4.750% due 07/22/30 ~ 1,985,000 2,007,084
4.950% due 05/21/29 ~ 1,024,201 1,030,718
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,590,000 1,593,430
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 2,260,000 2,273,093
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,151,329
USAA Auto Owner Trust
3.950% due 12/17/29 ~ 2,350,000 2,357,202
USB Auto Owner Trust
4.490% due 06/17/30 ~ 305,000 307,675
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 146,864
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 1,365,000 1,369,502
4.410% due 05/18/40 ~ 1,300,000 1,311,080
4.570% due 01/18/40 ~ 2,200,000 2,220,105
World Omni Auto Receivables Trust
3.950% due 03/17/31  60,000 60,214
4.730% due 03/15/30  360,000 364,102
World Omni Select Auto Trust
4.080% due 08/15/31  185,000 185,334
57,573,559
Credit Card Bullet - 0.5%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,546
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 912,179
5.530% due 05/15/29 ~ 575,000 581,674
WF Card Issuance Trust
4.340% due 05/15/30  2,240,000 2,271,315
3,947,714
Other Asset-Backed Securities - 9.3%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 1,660,658 1,662,478
5.080% due 04/15/30 ~ 131,717 131,918
5.220% due 12/17/29 ~ 5,489 5,491
Affirm Master Trust
4.990% due 02/15/33 ~ 1,760,000 1,778,301
Allegro CLO XV Ltd. (Cayman)
4.834% (SOFR + 0.950%)
due 04/20/38 ~ § 1,558,333 1,559,234
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 529,441 535,223
ARES LIV CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/38 ~ § 840,000 840,621
ARES XXXIV CLO Ltd. (Cayman)
4.882% (SOFR + 1.000%)
due 07/17/38 ~ § 620,000 620,461
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 1,000,000 1,000,167
a
Principal
Amount Value
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § $ 2,000,000 $ 2,001,520
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,019,963
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 715,915 720,517
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 345,000 344,970
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
CCG Receivables Trust
4.480% due 10/14/32 ~ 92,700 93,261
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 226,188 226,800
4.770% due 08/15/35 ~ 2,220,000 2,246,054
DLLAA LLC
4.950% due 09/20/29 ~ 2,205,000 2,252,953
Dllad LLC
5.300% due 07/20/29 ~ 1,930,000 1,971,738
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 1,000,000 1,000,366
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 926,585 927,123
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 1,094,000 1,094,875
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 2,960,000 2,957,835
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,745,000 1,747,867
4.930% due 06/25/60 ~ 75,086 75,382
Harriman Park CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 07/20/38 ~ § 551,250 551,598
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 2,260,000 2,257,231
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 2,360,000 2,365,762
5.360% due 10/20/31 ~ 2,031,967 2,043,900
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 870,000 870,078
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 2,012,290
5.260% due 11/15/28 ~ 150,000 152,553
M&T Equipment Notes
4.700% due 12/16/27 ~ 440,000 442,310
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 2,450,000 2,450,482
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 1,093,750 1,095,100
Magnetite XXVI Ltd. (Cayman)
4.758% (SOFR + 0.900%)
due 01/25/38 ~ § 791,667 792,655

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Marlette Funding Trust
4.750% due 07/16/35 ~ $ 50,056 $ 50,162
4.950% due 07/16/35 ~ 1,000,000 1,005,588
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
5.110% (SOFR + 1.250%)
due 07/23/36 ~ § 607,000 607,616
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 781,000 782,748
Oportun Issuance Trust
4.490% due 07/08/33 ~ 780,000 781,824
4.880% due 05/09/33 ~ 575,000 577,426
Palmer Square CLO Ltd. (Cayman)
4.918% (SOFR + 1.050%)
due 05/21/34 ~ § 2,600,000 2,599,801
Palmer Square Loan Funding Ltd. (Cayman)
4.652% (SOFR + 0.800%)
due 02/15/33 ~ § 295,965 295,137
4.905% (SOFR + 1.000%)
due 01/15/33 ~ § 184,848 184,834
4.945% (SOFR + 1.080%)
due 08/08/32 ~ § 448,010 448,348
5.005% (SOFR + 1.100%)
due 04/15/31 ~ § 25,067 25,073
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 1,250,000 1,249,187
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 2,168,000 2,173,387
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 85,000 85,558
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 327,223 328,364
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 92,128 92,890
RCKT Trust
4.480% due 11/27/34 ~ 236,334 236,614
4.900% due 07/25/34 ~ 67,421 67,615
Reach ABS Trust
4.930% due 08/18/32 ~ 225,976 226,935
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 2,600,000 2,599,606
Sixth Street CLO XIX Ltd. (Cayman)
4.882% (SOFR + 1.000%)
due 07/17/38 ~ § 800,000 800,585
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 1,991,906 1,994,577
4.470% due 08/15/34 ~ 227,801 228,516
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,131,117
Upstart Securitization Trust
4.600% due 09/20/35 ~ 1,320,000 1,323,382
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 2,500,000 2,501,489
Verdant Receivables LLC
4.850% due 03/13/28 ~ 124,782 125,407
Verizon Master Trust
4.510% due 03/20/30  980,000 988,320
4.620% due 11/20/30  310,000 314,784
4.710% due 01/21/31  505,000 514,213
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,250,000 1,255,826
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
4.834% (SOFR + 0.950%)
due 04/20/38 ~ § $ 846,154 $ 846,643
4.884% (SOFR + 1.000%)
due 01/20/38 ~ § 428,571 428,857
70,071,657
Total Asset-Backed Securities
    (Cost $138,928,946) 139,512,068
U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Notes - 9.8%
3.500% due 09/30/26 ‡ 37,440,700 37,416,021
4.250% due 03/15/27  36,805,400 37,123,134
74,539,155
Total U.S. Treasury Obligations
    (Cost $74,241,583) 74,539,155
SHORT-TERM INVESTMENTS - 18.2%
U.S. Treasury Bills - 18.2%
3.511% due 02/24/26 ‡ 69,074,900 68,716,613
3.583% due 06/25/26 ‡ 70,000,000 68,821,825
137,538,438
Total Short-Term Investments
(Cost $137,502,254) 137,538,438
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.0%
    (Cost $722,694,275) 726,171,154
Shares
SECURITIES LENDING COLLATERAL - 0.9%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,283,943 1,283,943
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,661,102; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,714,325) $ 2,660,526 2,660,526

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$2,213,169 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,192,268; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$2,240,609) $ 2,189,084 $ 2,189,084
4,849,610
Total Securities Lending Collateral
(Cost $6,133,553) 6,133,553
a
TOTAL INVESTMENTS - 96.9%
(Cost $728,827,828) 732,304,707
DERIVATIVES - 0.5% 3,930,280
OTHER ASSETS & LIABILITIES, NET - 2.6% 19,174,630
NET ASSETS - 100.0% $ 755,409,617
Corporate Bonds & Notes 46 .8%
Asset-Backed Securities 18 .5%
Short-Term Investments 18 .2%
U.S. Treasury Obligations 9 .8%
Others (each less than 3.0%) 3 .6%
96 .9%
Derivatives 0 .5%
Other Assets and Liabilities, Net 2 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 03/26 30 $ 15,277,647 $ 15,274,050 ( $ 3,597 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 633 132,132,715 132,163,476 (30,761)
CBOT 5 Year U.S. Treasury Notes 03/26 203 22,152,350 22,188,852 (36,502)
( $ 67,263 )
Total Futures Contracts ( $ 70,860 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.860% S BRC 04/15/26 $ 56,641,706 $ 305,712 $ – $ 305,712
NASDAQ 100 Stock Index SOFR + 0.610% S GSC 04/15/26 118,343,973 651,886 – 651,886
NASDAQ 100 Stock Index SOFR + 0.640% S GSC 07/15/26 154,469,066 848,818 – 848,818
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 07/15/26 99,656,478 540,533 – 540,533
NASDAQ 100 Stock Index SOFR + 0.795% S JPM 10/15/26 199,343,442 1,081,674 – 1,081,674
NASDAQ 100 Stock Index SOFR + 0.800% S MSC 10/15/26 49,050,864 266,050 – 266,050
NASDAQ 100 Stock Index SOFR + 0.830% S JPM 01/15/27 56,641,706 306,467 – 306,467
$ 4,001,140 $ – $ 4,001,140
Total Swap Agreements $ 4,001,140 $ – $ 4,001,140
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 4,001,140
Liabilities – –
$ – $ 4,001,140

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 354,039,188 $ – $ 354,039,188 $ –
Mortgage-Backed Securities 20,542,305 – 20,542,305 –
Asset-Backed Securities 139,512,068 – 139,512,068 –
U.S. Treasury Obligations 74,539,155 – 74,539,155 –
Short-Term Investments 137,538,438 – 137,538,438 –
Securities Lending Collateral 6,133,553 1,283,943 4,849,610 –
Derivatives:
Equity Contracts
Swaps 4,001,140 – 4,001,140 –
Total Assets 736,305,847 1,283,943 735,021,904 –
Liabilities Derivatives:
Equity Contracts
Futures (3,597) (3,597) – –
Interest Rate Contracts
Futures (67,263) (67,263) – –
Total Liabilities - Derivatives (70,860) (70,860) – –
Total Liabilities (70,860) (70,860) – –
Total $ 736,234,987 $ 1,213,083 $ 735,021,904 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 3,680 $ 626
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 154 78
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 1,105
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 660 –
2,392
Total Rights
    (Cost $1,021) 2,392
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 107
Total Warrants
    (Cost $0) 107
COMMON STOCKS - 98.4%
Basic Materials - 4.8%
spacing
AdvanSix, Inc. 1,201 20,777
American Battery Technology Co. * 2,348 7,842
American Vanguard Corp. * 1,351 5,161
Ashland, Inc. 50,155 2,942,594
Cabot Corp. 132 8,749
Caledonia Mining Corp. PLC (South Africa)  767 20,072
Calumet, Inc. * 2,706 53,768
Centrus Energy Corp. Class A * 171 41,512
Codexis, Inc. * 493 804
Coeur Mining, Inc. * 14,461 257,840
Commercial Metals Co. 60,263 4,171,405
Compass Minerals International, Inc. * 383 7,522
Constellium SE * 3,901 73,534
Critical Metals Corp. * (Austria)  1,257 8,724
Ecovyst, Inc. * 5,111 49,730
Elementis PLC (United Kingdom)  1,289,297 2,884,928
Encore Energy Corp. * (Canada)  8,500 21,080
Energy Fuels, Inc. * 7,559 109,908
Ferroglobe PLC 5,507 25,552
Friedman Industries, Inc. 291 5,963
HB Fuller Co. 2,482 147,580
Hecla Mining Co. 21,912 420,491
Innospec, Inc. 1,049 80,290
Intrepid Potash, Inc. * 506 14,031
Ivanhoe Electric, Inc. * 713 11,394
Kaiser Aluminum Corp. 353 40,546
Koppers Holdings, Inc. 832 22,531
Kronos Worldwide, Inc. 974 4,305
Magnera Corp. * 1,396 21,135
Mativ Holdings, Inc. 2,485 30,193
Minerals Technologies, Inc. 1,415 86,244
Novagold Resources, Inc. * (Canada)  975 9,087
Oil-Dri Corp. of America 100 4,894
Orion SA (Germany)  2,548 13,453
Perimeter Solutions, Inc. * 6,268 172,558
Quaker Chemical Corp. 617 84,720
a Shares Value
Rayonier Advanced Materials, Inc. * 2,983 $ 17,570
Rogers Corp. * 807 73,897
SSR Mining, Inc. * (Canada)  9,192 201,489
Stepan Co. 980 46,413
Sylvamo Corp. 1,148 55,276
Trinseo PLC 1,353 672
Tronox Holdings PLC 5,474 22,827
USA Rare Earth, Inc. * 2,000 23,800
Valhi, Inc. 118 1,422
12,324,283
Communications - 1.0%
spacing
1-800-Flowers.com, Inc. Class A * 917 3,604
A10 Networks, Inc. 489 8,650
Advantage Solutions, Inc. * 4,470 3,934
AMC Networks, Inc. Class A * 1,318 12,547
Angi, Inc. * 1,616 20,895
Applied Digital Corp. * 2,581 63,286
ATN International, Inc. 463 10,556
Aviat Networks, Inc. * 541 11,567
BARK, Inc. * 1,426 859
Bed Bath & Beyond, Inc. * 3,060 16,708
Boston Omaha Corp. Class A * 844 10,440
Bumble, Inc. Class A * 2,988 10,667
Cable One, Inc. 236 26,633
Cars.com, Inc. * 2,414 29,451
Clearfield, Inc. * 302 8,803
CommScope Holding Co., Inc. * 3,766 68,278
DigitalBridge Group, Inc. 7,999 122,705
EchoStar Corp. Class A †* 6,128 666,114
Entravision Communications Corp. Class A  2,378 6,967
ePlus, Inc. 1,191 104,451
Eventbrite, Inc. Class A * 3,505 15,597
EW Scripps Co. Class A * 2,917 11,639
Gaia, Inc. * 602 2,185
Getty Images Holdings, Inc. †* 4,962 6,649
Gray Media, Inc. 4,046 19,583
Harmonic, Inc. * 3,883 38,403
HealthStream, Inc. 599 13,819
IDT Corp. Class B  172 8,808
iHeartMedia, Inc. Class A * 5,521 22,967
Inseego Corp. * 419 4,303
Lands' End, Inc. * 388 5,634
Liberty Latin America Ltd. Class A * 1,468 10,848
Liberty Latin America Ltd. Class C * 5,520 41,179
LifeMD, Inc. * 617 2,104
Lumen Technologies, Inc. * 5,093 39,573
National CineMedia, Inc. 2,985 11,612
NETGEAR, Inc. * 1,199 29,411
Newsmax, Inc. * 2,125 16,426
Nextdoor Holdings, Inc. * 9,910 20,811
Nexxen International Ltd. * (Israel)  1,499 9,803
Open Lending Corp. * 4,706 7,294
Optimum Communications, Inc. Class A * 10,312 17,015
Phoenix Education Partners, Inc. * 56 1,697
Powerfleet, Inc. NJ * 5,733 30,500
Preformed Line Products Co. 104 21,498
RealReal, Inc. * 3,398 53,620
Ribbon Communications, Inc. * 4,392 12,649
Rumble, Inc. †* 3,756 23,738
Satellogic, Inc. Class A * 796 1,488
Scholastic Corp. 938 27,793
Serve Robotics, Inc. * 343 3,560
Shenandoah Telecommunications Co. 2,353 27,201

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Shutterstock, Inc. 1,112 $ 21,239
Sinclair, Inc. 1,776 27,173
Sphere Entertainment Co. * 1,257 119,516
Spok Holdings, Inc. 964 12,715
Stitch Fix, Inc. Class A * 4,615 24,229
TechTarget, Inc. * 1,190 6,426
TEGNA, Inc. 7,305 141,790
Telephone & Data Systems, Inc. 4,478 183,598
Triller Group, Inc. * (Hong Kong)  2,754 88
TripAdvisor, Inc. * 2,658 38,700
TrueCar, Inc. * 3,646 8,240
Tucows, Inc. Class A * 254 5,695
Uniti Group, Inc. 7,518 52,701
USA TODAY Co., Inc. * 598 3,080
Viasat, Inc. * 5,581 192,321
Vivid Seats, Inc. Class A * 86 620
Ziff Davis, Inc. * 1,859 65,344
2,669,997
Consumer, Cyclical - 14.3%
spacing
Academy Sports & Outdoors, Inc. 3,012 150,479
Adient PLC * 3,642 69,817
Advance Auto Parts, Inc. 2,719 106,857
Allegiant Travel Co. * 544 46,387
Alliance Laundry Holdings, Inc. * 1,493 30,383
AMC Entertainment Holdings, Inc. Class A * 23,146 36,108
American Axle & Manufacturing Holdings, Inc. * 5,308 34,024
American Eagle Outfitters, Inc. 7,204 189,969
American Outdoor Brands, Inc. * 661 5,110
America's Car-Mart, Inc. * 341 8,614
Arko Corp. 3,131 14,215
Asbury Automotive Group, Inc. * 875 203,464
Barnes & Noble Education, Inc. * 758 6,966
Bassett Furniture Industries, Inc. 320 5,363
Beazer Homes USA, Inc. * 1,211 24,547
Biglari Holdings, Inc. Class B * 32 10,638
BJ's Restaurants, Inc. * 339 13,357
Black Rock Coffee Bar, Inc. Class A * 271 6,030
Bloomin' Brands, Inc. 1,440 8,885
BlueLinx Holdings, Inc. * 349 21,439
Boyd Gaming Corp. 33,651 2,868,411
Brightstar Lottery PLC 4,738 73,344
BRP, Inc. 11,866 839,019
Brunswick Corp. 32,399 2,405,302
Buckle, Inc. 87 4,648
Caleres, Inc. 1,505 18,316
Capri Holdings Ltd. * 5,280 128,832
Carter's, Inc. 1,568 50,850
Central Garden & Pet Co. * 446 14,339
Central Garden & Pet Co. Class A * 2,266 66,145
Century Communities, Inc. 8,807 522,695
Citi Trends, Inc. * 224 9,309
Clarus Corp. 1,475 4,941
Clean Energy Fuels Corp. * 8,072 16,951
CompX International, Inc. 71 1,652
Cooper-Standard Holdings, Inc. * 778 25,542
Cracker Barrel Old Country Store, Inc. 739 18,771
Crocs, Inc. * 12,757 1,090,979
Daktronics, Inc. * 1,468 29,022
Dana, Inc. 5,303 125,999
Denny's Corp. * 2,149 13,367
Designer Brands, Inc. Class A  1,510 11,219
Dine Brands Global, Inc. 596 19,155
Douglas Dynamics, Inc. 151 4,930
a Shares Value
Dr. Martens PLC (United Kingdom)  1,533,770 $ 1,583,664
Dream Finders Homes, Inc. Class A * 967 16,536
El Pollo Loco Holdings, Inc. * 1,256 13,138
Escalade, Inc. 526 7,096
Ethan Allen Interiors, Inc. 1,066 24,347
EVgo, Inc. * 4,989 14,518
EVI Industries, Inc. 209 5,150
Falcon's Beyond Global, Inc. Class A * 160 2,402
Faraday Future Intelligent Electric, Inc. * 6,807 6,943
Flexsteel Industries, Inc. 167 6,595
Forestar Group, Inc. * 892 21,970
Fox Factory Holding Corp. * 1,444 24,707
Frontier Group Holdings, Inc. * 1,258 5,925
Funko, Inc. Class A * 1,998 6,793
G-III Apparel Group Ltd. 1,627 47,118
Gap, Inc. 172,850 4,424,960
Garrett Motion, Inc. (Switzerland)  7,159 124,781
Genesco, Inc. * 436 10,800
Gentherm, Inc. * 1,398 50,845
Global Business Travel Group I * 528 4,039
Gold.com, Inc. 869 29,589
Golden Entertainment, Inc. 896 24,362
Goodyear Tire & Rubber Co. * 12,424 108,834
Green Brick Partners, Inc. * 927 58,086
Group 1 Automotive, Inc. 2,543 1,000,162
Hamilton Beach Brands Holding Co. Class A  344 5,659
Haverty Furniture Cos., Inc. 630 14,717
Hilton Grand Vacations, Inc. * 56,518 2,529,180
HNI Corp. 1,690 71,048
Holley, Inc. * 3,369 13,914
Hovnanian Enterprises, Inc. Class A * 218 21,264
Hudson Technologies, Inc. * 1,789 12,255
Hyliion Holdings Corp. * 5,728 10,540
indie Semiconductor, Inc. Class A * (China)  5,500 19,415
Interface, Inc. 2,290 63,937
J Jill, Inc. 351 4,816
Jack in the Box, Inc. 132 2,501
JAKKS Pacific, Inc. 410 6,921
JetBlue Airways Corp. * 13,389 60,920
Johnson Outdoors, Inc. Class A  257 10,910
KB Home 2,859 161,276
Kohl's Corp. 4,924 100,499
Kontoor Brands, Inc. 483 29,506
Krispy Kreme, Inc. 3,097 12,450
La-Z-Boy, Inc. 52,453 1,954,923
Lakeland Industries, Inc. 476 4,208
LCI Industries 952 115,516
Leggett & Platt, Inc. 5,965 65,615
LGI Homes, Inc. * 912 39,179
Lionsgate Studios Corp. * 9,248 84,434
Lovesac Co. * 177 2,611
M/I Homes, Inc. * 3,131 400,611
Malibu Boats, Inc. Class A * 856 24,148
Marcus Corp. 1,089 16,890
Marine Products Corp. 320 2,803
MarineMax, Inc. * 835 20,232
Marriott Vacations Worldwide Corp. 1,242 71,651
MasterCraft Boat Holdings, Inc. * 671 12,689
Mattel, Inc. * 219,495 4,354,781
Meritage Homes Corp. 11,716 770,913
Methode Electronics, Inc. 1,533 10,179
Microvast Holdings, Inc. * 3,348 9,374
Miller Industries, Inc. 502 18,760
MillerKnoll, Inc. 3,076 56,229

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Motorcar Parts of America, Inc. * 617 $ 7,614
Movado Group, Inc. 710 14,640
National Vision Holdings, Inc. * 3,519 90,861
Nu Skin Enterprises, Inc. Class A  2,248 21,626
OneWater Marine, Inc. Class A * 537 5,810
OPENLANE, Inc. * 4,747 141,366
Oxford Industries, Inc. 641 21,922
Papa John's International, Inc. 1,374 52,885
PC Connection, Inc. 513 29,631
Peloton Interactive, Inc. Class A * 11,554 71,173
Petco Health & Wellness Co., Inc. * 3,360 9,442
Phinia, Inc. 1,734 108,704
Polaris, Inc. 2,418 152,938
Portillo's, Inc. Class A * 2,728 12,385
Pursuit Attractions & Hospitality, Inc. * 916 30,851
RCI Hospitality Holdings, Inc. 150 3,576
Red Rock Resorts, Inc. Class A  984 60,959
Reservoir Media, Inc. * 764 5,783
Resideo Technologies, Inc. * 100,044 3,513,545
Rocky Brands, Inc. 328 9,620
Rush Enterprises, Inc. Class A  1,238 66,778
Rush Enterprises, Inc. Class B  206 11,590
Sabre Corp. * 12,318 16,752
Sally Beauty Holdings, Inc. * 4,454 63,514
ScanSource, Inc. * 965 37,693
Shoe Carnival, Inc. 824 13,909
Signet Jewelers Ltd. (NYSE) 8,856 733,985
Six Flags Entertainment Corp. * 883 13,545
SkyWest, Inc. * 1,826 183,349
Sleep Number Corp. * 885 7,487
Solid Power, Inc. * 6,395 27,179
Sonic Automotive, Inc. Class A  445 27,528
Sonos, Inc. * 444 7,797
Standard Motor Products, Inc. 970 35,744
Starz Entertainment Corp. * 538 6,295
Steven Madden Ltd. 2,960 123,254
Strattec Security Corp. * 179 13,629
Sun Country Airlines Holdings, Inc. * 1,027 14,779
Superior Group of Cos., Inc. 529 5,121
Taylor Morrison Home Corp. * 8,542 502,868
Titan International, Inc. * 2,245 17,578
Titan Machinery, Inc. * 968 14,559
Topgolf Callaway Brands Corp. * 5,916 69,040
Torrid Holdings, Inc. * 1,047 1,024
Traeger, Inc. * 927 1,001
Tri Pointe Homes, Inc. * 3,841 120,876
UniFirst Corp. 662 127,700
United Parks & Resorts, Inc. * 75 2,722
Urban Outfitters, Inc. * 1,797 135,242
Victoria's Secret & Co. * 2,219 120,203
Virco Mfg. Corp. 582 3,719
Visteon Corp. 1,233 117,258
VSE Corp. 144 24,879
Wabash National Corp. 1,696 14,670
Webtoon Entertainment, Inc. * (South Korea)  826 10,763
Weyco Group, Inc. 304 9,299
Winmark Corp. 134 54,262
Winnebago Industries, Inc. 1,201 48,664
Wyndham Hotels & Resorts, Inc. 14,123 1,067,134
Xperi, Inc. * 2,077 12,171
Zumiez, Inc. * 584 15,213
36,433,328
a Shares Value
Consumer, Non-Cyclical - 8.2%
spacing
10X Genomics, Inc. Class A * 3,644 $ 59,434
4D Molecular Therapeutics, Inc. * 1,860 13,950
Aardvark Therapeutics, Inc. * 244 3,202
ABM Industries, Inc. 2,738 115,817
Absci Corp. * 1,301 4,540
Acacia Research Corp. * 1,643 6,145
ACCO Brands Corp. 3,991 14,886
Aclaris Therapeutics, Inc. * 4,034 12,142
Acme United Corp. 127 5,119
AdaptHealth Corp. * 4,535 45,169
Addus HomeCare Corp. * 416 44,674
Agios Pharmaceuticals, Inc. * 2,528 68,812
Akebia Therapeutics, Inc. * 10,328 16,628
Aldeyra Therapeutics, Inc. * 428 2,217
Alector, Inc. * 3,775 5,889
Alico, Inc. 278 10,114
Alight, Inc. Class A  19,818 38,645
Alkermes PLC * 1,871 52,351
Allogene Therapeutics, Inc. * 7,060 9,672
Alta Equipment Group, Inc. 630 2,898
Alumis, Inc. * 2,582 25,200
American Public Education, Inc. * 59 2,230
AMN Healthcare Services, Inc. * 1,766 27,832
Amneal Pharmaceuticals, Inc. * 941 11,857
Amphastar Pharmaceuticals, Inc. * 1,508 40,384
Amylyx Pharmaceuticals, Inc. * 898 10,848
Andersons, Inc. 1,465 77,894
AngioDynamics, Inc. * 1,421 18,246
Anika Therapeutics, Inc. * 621 5,968
Annexon, Inc. * 4,422 22,198
Aquestive Therapeutics, Inc. * 3,089 19,955
Arbutus Biopharma Corp. * 417 2,006
Arcturus Therapeutics Holdings, Inc. * 692 4,242
Arcus Biosciences, Inc. * 931 22,186
Ardent Health, Inc. * 996 8,795
Artivion, Inc. * 337 15,371
Arvinas, Inc. * 2,710 32,141
Astria Therapeutics, Inc. * 1,858 24,321
Atea Pharmaceuticals, Inc. * 3,084 11,010
Aura Biosciences, Inc. * 1,431 7,799
Avanos Medical, Inc. * 1,929 21,663
Aveanna Healthcare Holdings, Inc. * 774 6,324
Avidity Biosciences, Inc. * 424 30,583
Azenta, Inc. * 1,823 60,633
B&G Foods, Inc. 3,570 15,351
Babcock International Group PLC (United
Kingdom)  206,833 3,446,834
Beta Bionics, Inc. * 218 6,642
Beyond Meat, Inc. †* 15,584 12,779
Bicara Therapeutics, Inc. * 1,334 22,451
BioAge Labs, Inc. * 1,101 14,566
Biote Corp. Class A * 887 2,306
BrightView Holdings, Inc. * 3,290 41,684
Brookdale Senior Living, Inc. * 1,249 13,477
Bruker Corp. 69,055 3,253,181
Calavo Growers, Inc. 27 587
Cardiff Oncology, Inc. * 1,202 3,378
Cartesian Therapeutics, Inc. * 330 2,379
Cass Information Systems, Inc. 79 3,280
Castle Biosciences, Inc. * 1,308 50,881
Celcuity, Inc. * 70 6,982
Celldex Therapeutics, Inc. * 2,950 80,122

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Chaince Digital Holdings, Inc. * (China)  1,395 $ 6,933
Cidara Therapeutics, Inc. * 885 195,488
Cimpress PLC * (Ireland)  615 40,953
Cogent Biosciences, Inc. * 375 13,320
Coherus Oncology, Inc. * 3,171 4,503
Community Health Systems, Inc. * 2,197 6,855
Compass Therapeutics, Inc. * 2,742 14,725
CompoSecure, Inc. Class A * 222 4,280
Concentra Group Holdings Parent, Inc. 300 5,904
CONMED Corp. 1,385 56,231
CoreCivic, Inc. * 4,031 77,032
CRISPR Therapeutics AG * (Switzerland)  3,935 206,351
Cross Country Healthcare, Inc. * 1,438 11,648
Cullinan Therapeutics, Inc. * 2,352 24,343
Custom Truck One Source, Inc. * 2,825 16,272
Cytek Biosciences, Inc. * 5,413 27,336
Cytokinetics, Inc. * 4,691 298,066
Day One Biopharmaceuticals, Inc. * 3,371 31,418
Deluxe Corp. 2,019 45,084
Denali Therapeutics, Inc. * 5,623 92,836
Design Therapeutics, Inc. * 1,118 10,487
Dianthus Therapeutics, Inc. * 1,007 41,498
Distribution Solutions Group, Inc. * 78 2,136
DocGo, Inc. * 4,911 4,311
Dole PLC 3,676 55,103
Dyne Therapeutics, Inc. * 3,768 73,702
Edgewell Personal Care Co. 2,071 35,311
Editas Medicine, Inc. * 3,938 8,073
Eledon Pharmaceuticals, Inc. * 2,286 3,452
Embecta Corp. 2,387 28,358
Emergent BioSolutions, Inc. * 2,325 28,737
Enanta Pharmaceuticals, Inc. * 1,223 19,287
Enhabit, Inc. * 2,309 21,289
Ennis, Inc. 1,124 20,243
Enovis Corp. * 2,571 68,491
Entrada Therapeutics, Inc. * 1,295 13,313
Envista Holdings Corp. * 224,260 4,868,685
Erasca, Inc. * 8,018 29,827
Esperion Therapeutics, Inc. †* 6,937 25,667
EyePoint, Inc. * 3,403 62,173
Fate Therapeutics, Inc. * 5,146 5,056
Fennec Pharmaceuticals, Inc. * (Canada)  845 6,507
First Advantage Corp. * 1,158 16,826
Flywire Corp. * 515 7,292
Foghorn Therapeutics, Inc. * 466 2,516
Forrester Research, Inc. * 545 4,425
Fortrea Holdings, Inc. * 4,078 70,345
Fresh Del Monte Produce, Inc. 1,527 54,407
Fulcrum Therapeutics, Inc. * 1,847 20,890
Fulgent Genetics, Inc. * 960 25,219
Ginkgo Bioworks Holdings, Inc. * 1,686 14,011
Graham Holdings Co. Class B  145 159,297
GRAIL, Inc. * 1,587 135,831
Green Dot Corp. Class A * 2,472 31,666
Grocery Outlet Holding Corp. * 4,353 43,965
Hackett Group, Inc. 68 1,335
Hain Celestial Group, Inc. * 3,662 3,918
Healthcare Services Group, Inc. * 1,733 33,135
Helen of Troy Ltd. * 1,048 22,270
Herbalife Ltd. * 1,206 15,545
Heron Therapeutics, Inc. * 6,408 8,330
HF Foods Group, Inc. * 2,043 4,392
HireQuest, Inc. 249 2,617
Honest Co., Inc. * 2,168 5,593
a Shares Value
Humacyte, Inc. * 4,510 $ 4,332
ICF International, Inc. 839 71,567
ICU Medical, Inc. * 279 39,805
Ideaya Biosciences, Inc. * 3,642 125,904
ImmunityBio, Inc. * 1,911 3,784
Indivior PLC * (United Kingdom)  833 29,888
Information Services Group, Inc. 1,124 6,497
Ingles Markets, Inc. Class A  653 44,763
Inhibikase Therapeutics, Inc. * 2,930 6,007
Inhibrx Biosciences, Inc. * 419 33,101
Innovage Holding Corp. * 479 2,486
Innoviva, Inc. * 340 6,797
Inogen, Inc. * 1,133 7,614
Integra LifeSciences Holdings Corp. * 3,090 38,378
Intellia Therapeutics, Inc. * 4,567 41,057
Iovance Biotherapeutics, Inc. * 13,789 37,644
Ironwood Pharmaceuticals, Inc. * 632 2,130
Jade Biosciences, Inc. 2,086 32,187
Janux Therapeutics, Inc. * 1,360 18,768
John B Sanfilippo & Son, Inc. 134 9,460
John Wiley & Sons, Inc. Class A  86 2,634
Kelly Services, Inc. Class A  1,391 12,241
Keros Therapeutics, Inc. * 1,315 26,773
Kestra Medical Technologies Ltd. * 104 2,758
Kforce, Inc. 140 4,329
Kodiak Sciences, Inc. * 1,510 42,220
Korn Ferry 1,270 83,845
Korro Bio, Inc. * 226 1,810
Kura Oncology, Inc. * 3,723 38,682
Larimar Therapeutics, Inc. * 1,943 7,403
Laureate Education, Inc. * 3,753 126,364
LB Pharmaceuticals, Inc. * 388 8,637
Legence Corp. Class A * 717 30,860
Lexeo Therapeutics, Inc. * 2,833 28,132
Lifecore Biomedical, Inc. * 405 3,313
LifeStance Health Group, Inc. * 3,304 23,260
Ligand Pharmaceuticals, Inc. * 777 146,907
Limoneira Co. 785 9,911
LivaNova PLC * 2,479 152,533
Lucid Diagnostics, Inc. * 2,150 2,344
MapLight Therapeutics, Inc. * 356 6,253
Maravai LifeSciences Holdings, Inc. Class A * 5,064 16,458
MarketWise, Inc. 93 1,397
Marqeta, Inc. Class A * 8,936 42,446
Matthews International Corp. Class A  1,359 35,497
MaxCyte, Inc. * 4,761 7,380
Maze Therapeutics, Inc. * 902 37,370
MBX Biosciences, Inc. * 1,282 40,434
Medifast, Inc. * 459 4,902
MeiraGTx Holdings PLC * 519 4,126
Merit Medical Systems, Inc. * 179 15,777
MGP Ingredients, Inc. 643 15,625
Mind Medicine MindMed, Inc. * 2,908 38,938
Mission Produce, Inc. * 1,979 22,956
Mister Car Wash, Inc. * 350 1,946
Monro, Inc. 1,369 27,435
Monte Rosa Therapeutics, Inc. * 2,147 33,665
Myriad Genetics, Inc. * 4,188 25,756
Nano-X Imaging Ltd. * (Israel)  2,265 6,342
National HealthCare Corp. 571 78,278
Nature's Sunshine Products, Inc. * 599 12,926
Neogen Corp. * 9,795 68,467
NeoGenomics, Inc. * 5,206 61,223
Neurogene, Inc. * 460 9,476

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Nkarta, Inc. * 2,044 $ 3,781
Novavax, Inc. * 1,239 8,326
NPK International, Inc. * 3,634 43,317
Nurix Therapeutics, Inc. * 4,522 85,782
Nuvation Bio, Inc. * 10,028 89,851
Olaplex Holdings, Inc. * 6,561 8,792
Olema Pharmaceuticals, Inc. * 2,675 66,875
Omeros Corp. * 322 5,530
OmniAb, Inc. * 3,797 7,024
Omnicell, Inc. * 2,057 93,182
OPKO Health, Inc. * 19,289 24,304
OraSure Technologies, Inc. * 3,603 8,719
ORIC Pharmaceuticals, Inc. * 2,131 17,432
Orthofix Medical, Inc. * 1,815 27,515
OrthoPediatrics Corp. * 618 10,976
Oruka Therapeutics, Inc. * 1,740 52,739
Outset Medical, Inc. * 230 853
Owens & Minor, Inc. * 3,510 9,828
Pacific Biosciences of California, Inc. * 12,755 23,852
Pacira BioSciences, Inc. * 1,862 48,189
PACS Group, Inc. * 138 5,298
Palvella Therapeutics, Inc. * 21 2,198
Paysafe Ltd. * 1,503 12,159
Pediatrix Medical Group, Inc. * 3,926 83,977
Perdoceo Education Corp. 3,026 88,753
Personalis, Inc. * 2,316 18,435
Perspective Therapeutics, Inc. * 2,822 7,760
Phathom Pharmaceuticals, Inc. * 1,302 21,600
Praxis Precision Medicines, Inc. * 935 275,582
Precigen, Inc. * 651 2,721
Prestige Consumer Healthcare, Inc. * 1,828 112,769
Prime Medicine, Inc. * 4,450 15,442
PROG Holdings, Inc. 1,739 51,283
Protara Therapeutics, Inc. * 1,513 8,064
Prothena Corp. PLC * (Ireland)  1,698 16,216
PTC Therapeutics, Inc. * 648 49,222
Puma Biotechnology, Inc. * 1,970 11,721
Quad/Graphics, Inc. 408 2,558
Quanex Building Products Corp. 2,107 32,406
Quanterix Corp. * 1,720 10,939
Quantum-Si, Inc. * 7,338 8,072
QuidelOrtho Corp. * 1,705 48,695
RadNet, Inc. * 602 42,953
Rapport Therapeutics, Inc. * 1,281 38,866
REGENXBIO, Inc. * 2,157 31,061
Relay Therapeutics, Inc. * 6,343 53,662
Repay Holdings Corp. * 2,977 10,866
Replimune Group, Inc. * 3,185 30,958
Resources Connection, Inc. 1,452 7,318
Rezolute, Inc. * 476 1,123
Rocket Pharmaceuticals, Inc. * 3,311 11,622
Sana Biotechnology, Inc. * 6,591 26,825
SBC Medical Group Holdings, Inc. * 468 2,017
Scholar Rock Holding Corp. * 305 13,435
Select Medical Holdings Corp. 4,828 71,696
Semler Scientific, Inc. * 461 7,049
Seneca Foods Corp. Class A * 217 24,007
Septerna, Inc. * 988 27,545
Sezzle, Inc. * 74 4,697
SIGA Technologies, Inc. 465 2,841
Simply Good Foods Co. * 1,529 30,702
Solid Biosciences, Inc. * 2,727 15,380
Sonida Senior Living, Inc. * 107 3,489
Spectrum Brands Holdings, Inc. 1,051 62,093
a Shares Value
Spyre Therapeutics, Inc. * 1,022 $ 33,481
STAAR Surgical Co. * 328 7,574
Strata Critical Medical, Inc. * 3,020 14,526
Strategic Education, Inc. 1,052 84,370
Supernus Pharmaceuticals, Inc. * 2,234 111,030
Surgery Partners, Inc. * 3,436 53,086
Syndax Pharmaceuticals, Inc. * 221 4,643
Tactile Systems Technology, Inc. * 995 28,855
Tango Therapeutics, Inc. †* 4,787 42,413
Target Hospitality Corp. * 1,484 11,887
Tectonic Therapeutic, Inc. * 422 8,803
Tejon Ranch Co. * 917 14,461
Teladoc Health, Inc. * 6,547 45,829
Terns Pharmaceuticals, Inc. * 3,873 156,469
Theravance Biopharma, Inc. * 362 6,773
Third Harmonic Bio, Inc. * ± Ω 1,922 58
TIC Solutions, Inc. * 6,895 69,708
Tonix Pharmaceuticals Holding Corp. * 517 8,076
Transcat, Inc. * 208 11,800
Travere Therapeutics, Inc. * 262 10,011
TreeHouse Foods, Inc. * 2,227 52,535
TriSalus Life Sciences, Inc. * 1,043 7,280
TrueBlue, Inc. * 1,309 5,956
Turning Point Brands, Inc. 92 9,973
Tvardi Therapeutics, Inc. * 124 533
Tyra Biosciences, Inc. * 1,195 31,417
U.S. Physical Therapy, Inc. 275 21,475
United Natural Foods, Inc. * 2,694 90,707
Universal Corp. 1,071 56,495
Upbound Group, Inc. 1,571 27,587
Upstream Bio, Inc. * 1,512 41,051
UroGen Pharma Ltd. * 308 7,213
USANA Health Sciences, Inc. * 498 9,776
USCB Financial Holdings, Inc. 398 7,331
Utah Medical Products, Inc. 147 8,226
Utz Brands, Inc. 3,330 34,565
Vanda Pharmaceuticals, Inc. * 2,652 23,391
Varex Imaging Corp. * 1,895 22,077
Vaxcyte, Inc. * 5,169 238,498
Verastem, Inc. * 1,158 8,940
Vestis Corp. 5,303 35,371
Village Super Market, Inc. Class A  433 15,326
Vir Biotechnology, Inc. * 4,104 24,747
Viridian Therapeutics, Inc. * 746 23,216
Voyager Therapeutics, Inc. * 2,191 8,611
Waldencast PLC Class A * 1,968 3,700
WaVe Life Sciences Ltd. * 570 9,690
Weis Markets, Inc. 612 39,223
Willdan Group, Inc. * 203 21,043
Xencor, Inc. * 3,125 47,844
XOMA Royalty Corp. * 135 3,590
Zenas Biopharma, Inc. * 850 30,864
20,981,223
Energy - 5.1%
spacing
Alpha Metallurgical Resources, Inc. * 366 73,156
Array Technologies, Inc. * 5,471 50,443
Atlas Energy Solutions, Inc. 996 9,382
BKV Corp. * (Thailand)  999 27,123
Borr Drilling Ltd. * (Mexico)  11,968 48,231
Bristow Group, Inc. * 1,261 46,178
California Resources Corp. 3,326 148,705
CNX Resources Corp. * 5,895 216,759
Comstock Resources, Inc. * 1,039 24,084

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Core Laboratories, Inc. 2,153 $ 34,513
Core Natural Resources, Inc. 1,504 133,119
Crescent Energy Co. Class A  10,577 88,741
Diversified Energy Co. 2,809 40,674
DMC Global, Inc. * 617 4,128
DNOW, Inc. * 8,454 112,016
Epsilon Energy Ltd. 651 3,021
Evolution Petroleum Corp. 260 920
Excelerate Energy, Inc. Class A  1,055 29,593
Expro Group Holdings NV * 4,018 53,640
Flotek Industries, Inc. * 483 8,322
Flowco Holdings, Inc. Class A  382 7,159
Fluence Energy, Inc. * 541 10,701
Forum Energy Technologies, Inc. * 459 16,960
FutureFuel Corp. 1,093 3,487
Gevo, Inc. * 10,670 21,340
Golar LNG Ltd. (Cameroon)  4,407 163,985
Granite Ridge Resources, Inc. 2,557 12,018
Green Plains, Inc. * 2,949 28,900
Hallador Energy Co. * 57 1,085
Helix Energy Solutions Group, Inc. * 4,671 29,287
Helmerich & Payne, Inc. 4,363 125,131
HighPeak Energy, Inc. † 821 3,892
Hunting PLC (United Kingdom)  437,859 2,173,202
Infinity Natural Resources, Inc. Class A * 626 9,221
Innovex International, Inc. * 1,797 39,300
Kinetik Holdings, Inc. 568 20,476
Kolibri Global Energy, Inc. * (Canada)  1,302 5,117
Kosmos Energy Ltd. * (Ghana)  21,855 19,831
Liberty Energy, Inc. 92,299 1,703,840
Magnolia Oil & Gas Corp. Class A  6,505 142,394
Mammoth Energy Services, Inc. * 988 1,828
Matrix Service Co. * 962 11,255
Montauk Renewables, Inc. * 2,459 4,107
Murphy Oil Corp. 6,084 190,125
Nabors Industries Ltd. * 631 34,263
NACCO Industries, Inc. Class A  199 9,759
National Energy Services Reunited Corp. * 2,529 39,604
Natural Gas Services Group, Inc. 367 12,350
New Fortress Energy, Inc. †* 7,708 8,787
NextNRG, Inc. * 1,332 1,931
Nextpower, Inc. Class A * 1,317 114,724
Noble Corp. PLC 5,741 162,126
Northern Oil & Gas, Inc. 4,348 93,352
Oceaneering International, Inc. * 500 12,015
Oil States International, Inc. * 2,481 16,796
Par Pacific Holdings, Inc. * 1,609 56,540
Patterson-UTI Energy, Inc. 15,609 95,371
PBF Energy, Inc. Class A  3,778 102,459
Peabody Energy Corp. 5,554 164,954
Plug Power, Inc. †* 51,033 100,535
Prairie Operating Co. * 1,243 2,101
PrimeEnergy Resources Corp. * 17 2,907
ProFrac Holding Corp. Class A * 1,244 4,839
ProPetro Holding Corp. * 3,685 35,044
Ranger Energy Services, Inc. Class A  981 13,714
REX American Resources Corp. * 945 30,542
Riley Exploration Permian, Inc. 511 13,490
RPC, Inc. 4,150 22,576
SandRidge Energy, Inc. 1,690 24,387
SEACOR Marine Holdings, Inc. * 983 5,918
Seadrill Ltd. * (Norway)  1,770 61,242
Select Water Solutions, Inc. 264,127 2,778,616
Shoals Technologies Group, Inc. Class A * 6,491 55,174
a Shares Value
SM Energy Co. 5,106 $ 95,482
Summit Midstream Corp. * 448 11,953
SunCoke Energy, Inc. 3,897 28,058
SunPower, Inc. * 1,633 2,564
Sunrun, Inc. * 10,098 185,803
T1 Energy, Inc. * (Norway)  5,990 40,013
Talos Energy, Inc. * 5,816 64,092
TechnipFMC PLC (United Kingdom)  6,223 277,297
TETRA Technologies, Inc. * 5,642 52,866
Tidewater, Inc. * 104 5,253
Transocean Ltd. * 41,844 172,816
VAALCO Energy, Inc. 4,286 15,601
Valaris Ltd. * 2,819 142,078
Vitesse Energy, Inc. † 1,367 26,328
W&T Offshore, Inc. 4,050 6,602
Warrior Met Coal, Inc. 2,349 207,111
Whitecap Resources, Inc. †(Canada)  211,886 1,775,301
13,082,723
Financial - 32.6%
spacing
1st Source Corp. 845 52,804
Abacus Global Management, Inc. 1,318 11,269
Acadia Realty Trust REIT 5,954 122,295
ACNB Corp. 471 22,773
ACRES Commercial Realty Corp. REIT * 233 4,972
Adamas Trust, Inc. REIT 3,773 27,543
Advanced Flower Capital, Inc. REIT 1,064 3,032
Alerus Financial Corp. 1,034 23,286
Alexander & Baldwin, Inc. REIT 3,263 67,348
Alpine Income Property Trust, Inc. REIT 630 10,534
AlTi Global, Inc. * 2,093 9,712
Amalgamated Financial Corp. 1,029 32,959
Amerant Bancorp, Inc. 950 18,534
American Assets Trust, Inc. REIT 2,379 45,034
American Coastal Insurance Corp. 433 5,469
American Healthcare REIT, Inc. 4,939 232,429
American Integrity Insurance Group, Inc. * 203 4,228
American Realty Investors, Inc. * 123 1,975
Ameris Bancorp 2,998 222,661
AMERISAFE, Inc. 376 14,442
Ames National Corp. 391 8,977
Angel Oak Mortgage REIT, Inc. 427 3,676
Anywhere Real Estate, Inc. * 4,723 66,878
Apartment Investment & Management Co.
Class A REIT 2,515 14,939
Apollo Commercial Real Estate Finance, Inc.
REIT 3,188 30,860
Apple Hospitality REIT, Inc. 10,191 120,763
Arbor Realty Trust, Inc. REIT † 8,763 68,001
ARES Commercial Real Estate Corp. REIT 2,490 11,902
Armada Hoffler Properties, Inc. REIT 3,666 24,269
ARMOUR Residential REIT, Inc. 5,094 90,113
Arrow Financial Corp. 696 21,854
Artisan Partners Asset Management, Inc. Class A  1,246 50,762
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  268 9,943
Associated Banc-Corp. 7,506 193,355
Ategrity Specialty Holdings LLC * 146 3,067
Atlantic Union Bankshares Corp. 104,484 3,688,285
Atlanticus Holdings Corp. * 237 15,867
Avidbank Holdings, Inc. * 103 2,736
Axos Financial, Inc. * 2,134 183,865
Bakkt Holdings, Inc. * 487 4,889
Banc of California, Inc. 5,434 104,822

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
BancFirst Corp. 92 $ 9,754
Banco Latinoamericano de Comercio Exterior SA
(Panama)  1,280 57,088
Bank First Corp. 345 42,028
Bank of Hawaii Corp. 353 24,135
Bank of Marin Bancorp 648 16,854
Bank of NT Butterfield & Son Ltd. (Bermuda)  1,886 93,961
Bank7 Corp. 173 7,090
BankFinancial Corp. 466 5,592
BankUnited, Inc. 3,389 151,048
Bankwell Financial Group, Inc. 269 12,326
Banner Corp. 1,541 96,559
Bar Harbor Bankshares 733 22,760
BayCom Corp. 505 14,847
BCB Bancorp, Inc. 791 6,383
Beacon Financial Corp. 3,769 99,389
Better Home & Finance Holding Co. * 233 7,591
Bit Digital, Inc. * 14,591 27,577
Blackstone Mortgage Trust, Inc. Class A REIT 7,218 138,080
Blue Foundry Bancorp * 844 10,491
Blue Ridge Bankshares, Inc. 2,906 12,409
Braemar Hotels & Resorts, Inc. REIT 2,763 7,930
Brandywine Realty Trust REIT 7,984 23,313
Bread Financial Holdings, Inc. 62,711 4,642,495
Bridgewater Bancshares, Inc. * 489 8,572
BrightSpire Capital, Inc. REIT 5,713 31,993
Broadstone Net Lease, Inc. REIT 8,576 148,965
Brookfield Business Corp. Class A (Canada)  702 25,188
BRT Apartments Corp. REIT 449 6,600
Burford Capital Ltd. 3,357 29,944
Burke & Herbert Financial Services Corp. 608 37,884
Business First Bancshares, Inc. 1,273 33,276
BV Financial, Inc. * 335 6,077
Byline Bancorp, Inc. 1,422 41,451
C&F Financial Corp. 125 9,074
Cadence Bank 8,440 361,570
California BanCorp 846 15,795
Camden National Corp. 54,910 2,381,996
Cannae Holdings, Inc. 2,106 33,127
Capital Bancorp, Inc. 412 11,606
Capital City Bank Group, Inc. 639 27,202
Capitol Federal Financial, Inc. 5,598 38,122
CareTrust REIT, Inc. 9,162 331,298
Carter Bankshares, Inc. * 839 16,495
Cathay General Bancorp 3,013 145,799
CB Financial Services, Inc. 190 6,623
CBL & Associates Properties, Inc. REIT 201 7,437
Centerspace REIT 749 49,973
Central BanCo, Inc. Class A  41,323 996,711
Central Pacific Financial Corp. 1,187 36,987
CF Bankshares, Inc. 196 4,890
Chain Bridge Bancorp, Inc. Class A * 84 2,910
Chatham Lodging Trust REIT 2,225 15,152
Chemung Financial Corp. 197 10,993
Chicago Atlantic Real Estate Finance, Inc. REIT 861 10,556
Chimera Investment Corp. REIT 3,687 45,829
ChoiceOne Financial Services, Inc. 673 19,867
Cipher Mining, Inc. * 14,656 216,323
Citizens & Northern Corp. 781 15,753
Citizens Community Bancorp, Inc. 390 6,950
Citizens Financial Services, Inc. 210 11,974
Citizens, Inc. * 2,137 10,322
City Holding Co. 237 28,250
City Office REIT, Inc. 1,842 12,876
a Shares Value
Civista Bancshares, Inc. 835 $ 18,554
Claros Mortgage Trust, Inc. REIT * 4,236 12,962
Cleanspark, Inc. * 12,617 127,684
Clipper Realty, Inc. REIT 556 2,124
CNB Financial Corp. 1,321 34,571
CNO Financial Group, Inc. 123,027 5,224,957
CoastalSouth Bancshares, Inc. * 204 4,743
Cohen & Steers, Inc. 120 7,534
Colony Bankcorp, Inc. 780 13,900
Columbia Banking System, Inc. 165,159 4,616,194
Columbia Financial, Inc. * 1,162 18,057
Commercial Bancgroup, Inc. * 247 6,066
Community Financial System, Inc. 1,861 106,896
Community Healthcare Trust, Inc. REIT 1,268 20,821
Community Trust Bancorp, Inc. 736 41,584
Community West Bancshares 618 13,905
Compass Diversified Holdings 3,073 14,750
ConnectOne Bancorp, Inc. 1,614 42,319
Consumer Portfolio Services, Inc. * 442 4,124
COPT Defense Properties REIT 5,178 143,948
Core Scientific, Inc. * 2,202 32,061
CTO Realty Growth, Inc. REIT 1,420 26,142
Curbline Properties Corp. REIT 4,404 102,217
Cushman & Wakefield Ltd. * 10,451 169,202
Customers Bancorp, Inc. * 1,328 97,103
CVB Financial Corp. 5,900 109,740
Diamond Hill Investment Group, Inc. 91 15,424
DiamondRock Hospitality Co. REIT 4,029 36,100
Dime Community Bancshares, Inc. 1,461 43,961
Diversified Healthcare Trust REIT 9,737 47,224
Donegal Group, Inc. Class A  724 14,466
Douglas Elliman, Inc. * 3,391 8,037
Douglas Emmett, Inc. REIT 7,273 79,930
Dynex Capital, Inc. REIT 6,663 93,349
Eagle Bancorp Montana, Inc. 314 6,249
Eagle Bancorp, Inc. 1,037 22,213
Eagle Financial Services, Inc. 190 7,561
Easterly Government Properties, Inc. REIT 1,888 40,007
Eastern Bankshares, Inc. 10,027 184,798
ECB Bancorp, Inc. * 309 5,374
eHealth, Inc. * 1,305 6,003
Ellington Financial, Inc. REIT 4,454 60,485
Elme Communities REIT 3,971 69,095
Empire State Realty Trust, Inc. Class A REIT 6,392 41,676
Employers Holdings, Inc. 994 42,911
Enact Holdings, Inc. 1,267 50,224
Encore Capital Group, Inc. * 1,025 55,709
Enterprise Financial Services Corp. 1,667 90,018
Equity Bancshares, Inc. Class A  685 30,585
Essent Group Ltd. 4,287 278,698
Essential Properties Realty Trust, Inc. REIT 8,989 266,614
F&G Annuities & Life, Inc. 1,578 48,681
Farmers & Merchants Bancorp, Inc. 589 14,560
Farmers National Banc Corp. 1,634 21,765
Farmland Partners, Inc. REIT 1,745 16,909
FB Bancorp, Inc. * 745 9,573
FB Financial Corp. 1,883 105,071
Federal Agricultural Mortgage Corp. Class C  41 7,198
Fidelis Insurance Holdings Ltd. (United Kingdom)  2,508 49,082
Fidelity D&D Bancorp, Inc. 237 10,317
Finance of America Cos., Inc. Class A * 214 5,181
Financial Institutions, Inc. 879 27,398
Finward Bancorp 148 5,208
Finwise Bancorp * 147 2,637

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
First BanCorp 3,303 $ 68,471
First Bancorp, Inc. 501 13,246
First Bancorp/Southern Pines NC 54,638 2,775,064
First Bank 990 16,295
First Busey Corp. 3,821 90,902
First Business Financial Services, Inc. 343 18,625
First Capital, Inc. 143 8,466
First Commonwealth Financial Corp. 125,822 2,121,359
First Community Bankshares, Inc. 709 23,915
First Community Corp. 240 7,116
First Financial Bancorp 4,280 107,086
First Financial Corp. 455 27,491
First Foundation, Inc. * 3,027 18,646
First Internet Bancorp 191 3,986
First Interstate BancSystem, Inc. Class A  80,228 2,775,889
First Merchants Corp. 2,463 92,313
First Mid Bancshares, Inc. 994 38,766
First National Corp. 315 7,951
First Savings Financial Group, Inc. 243 7,742
First United Corp. 265 9,922
First Western Financial, Inc. * 221 5,925
Firstsun Capital Bancorp * 592 22,280
Five Star Bancorp 231 8,265
Flagstar Bank NA 13,687 172,319
Flushing Financial Corp. 1,503 22,801
Forge Global Holdings, Inc. * 505 22,503
Four Corners Property Trust, Inc. REIT 4,742 109,351
Franklin BSP Realty Trust, Inc. REIT 3,657 36,680
Franklin Financial Services Corp. 187 9,387
Franklin Street Properties Corp. REIT 3,370 3,187
FrontView REIT, Inc. 928 13,697
FRP Holdings, Inc. * 520 11,851
FS Bancorp, Inc. 301 12,392
Fulton Financial Corp. 8,257 159,608
FVCBankcorp, Inc. 713 9,918
GBank Financial Holdings, Inc. * 403 13,658
GCM Grosvenor, Inc. Class A  230 2,604
Genworth Financial, Inc. * 18,355 165,746
German American Bancorp, Inc. 59,129 2,316,674
Getty Realty Corp. REIT 2,447 66,974
Glacier Bancorp, Inc. 4,681 206,198
Gladstone Commercial Corp. REIT 1,782 19,014
Gladstone Land Corp. REIT † 1,595 14,594
Global Medical REIT, Inc. 589 19,873
Global Net Lease, Inc. REIT 8,945 76,927
GoHealth, Inc. Class A * 476 1,023
Goosehead Insurance, Inc. Class A  233 17,160
Great Southern Bancorp, Inc. 386 23,762
Greene County Bancorp, Inc. 95 2,112
Greenlight Capital Re Ltd. Class A * 1,146 16,709
HA Sustainable Infrastructure Capital, Inc. 5,526 173,682
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  2,011 56,107
Hancock Whitney Corp. 3,832 244,022
Hanmi Financial Corp. 1,335 36,085
Hanover Bancorp, Inc. 177 4,090
Hanover Insurance Group, Inc. 5,802 1,060,432
Hawthorn Bancshares, Inc. 241 8,406
HBT Financial, Inc. 550 14,217
Heritage Commerce Corp. 2,662 31,971
Heritage Financial Corp. 1,529 36,161
Heritage Insurance Holdings, Inc. * 238 6,964
Hilltop Holdings, Inc. 1,971 66,896
Hingham Institution For Savings 72 20,445
a Shares Value
Hippo Holdings, Inc. * 385 $ 11,581
Home Bancorp, Inc. 309 17,860
Home BancShares, Inc. 8,513 236,491
HomeTrust Bancshares, Inc. 732 31,432
Hope Bancorp, Inc. 5,256 57,606
Horace Mann Educators Corp. 97,939 4,522,823
Horizon Bancorp, Inc. 2,229 37,804
Hudson Pacific Properties, Inc. REIT * 2,439 26,414
Hut 8 Corp. * (Canada)  4,341 199,426
Independence Realty Trust, Inc. REIT 109,941 1,921,769
Independent Bank Corp. (IBCP US) 897 29,179
Independent Bank Corp. (INDB US) 2,269 165,819
Industrial Logistics Properties Trust REIT 2,505 13,878
Innovative Industrial Properties, Inc. REIT 1,268 60,052
Innventure, Inc. * 1,048 4,381
International Bancshares Corp. 2,201 146,234
InvenTrust Properties Corp. REIT 3,552 100,202
Invesco Mortgage Capital, Inc. REIT 3,071 25,827
Investar Holding Corp. 402 10,741
Investors Title Co. 48 11,983
Jackson Financial, Inc. Class A  3,123 333,068
James River Group Holdings, Inc. 1,769 11,251
JBG SMITH Properties REIT 2,695 45,842
Jefferson Capital, Inc. 232 5,183
John Marshall Bancorp, Inc. 582 11,634
Kearny Financial Corp. 2,562 18,984
Kennedy-Wilson Holdings, Inc. 5,568 53,843
Kestrel Group Ltd. * (Bermuda)  52 532
Kite Realty Group Trust REIT 57,475 1,377,676
KKR Real Estate Finance Trust, Inc. REIT 2,466 20,271
Ladder Capital Corp. REIT 5,190 57,038
Lakeland Financial Corp. 525 29,956
Landmark Bancorp, Inc. 198 5,186
LCNB Corp. 634 10,391
Legacy Housing Corp. * 424 8,276
LendingClub Corp. * 5,113 96,840
LendingTree, Inc. * 37 1,964
LINKBANCORP, Inc. 856 7,071
Live Oak Bancshares, Inc. 918 31,533
loanDepot, Inc. Class A * 3,875 8,021
LTC Properties, Inc. REIT 2,054 70,617
Lument Finance Trust, Inc. REIT 1,563 2,204
LXP Industrial Trust REIT 2,637 130,742
Macerich Co. REIT 11,441 211,201
MainStreet Bancshares, Inc. 275 5,599
MARA Holdings, Inc. †* 16,735 150,280
Marcus & Millichap, Inc. 1,095 29,883
Marex Group PLC (United Kingdom)  780 29,921
Maui Land & Pineapple Co., Inc. * 66 1,118
MBIA, Inc. * 2,124 15,208
McGrath RentCorp 2,821 296,008
Mechanics Bancorp Class A  2,178 31,864
Medallion Financial Corp. 829 8,530
Mercantile Bank Corp. 718 34,536
Merchants Bancorp 1,197 40,770
Mercury General Corp. 1,215 114,283
Meridian Corp. 314 5,520
Metrocity Bankshares, Inc. 370 9,820
Metropolitan Bank Holding Corp. 328 25,046
MFA Financial, Inc. REIT 4,780 44,502
Miami International Holdings, Inc. * 494 21,924
Mid Penn Bancorp, Inc. 855 26,522
Middlefield Banc Corp. 354 12,227
Midland States Bancorp, Inc. 965 20,429

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
MidWestOne Financial Group, Inc. 758 $ 29,183
Mobile Infrastructure Corp. * 601 1,533
Modiv Industrial, Inc. REIT 344 4,950
MVB Financial Corp. 496 12,812
National Bank Holdings Corp. Class A  1,706 64,845
National Bankshares, Inc. 296 9,925
National Health Investors, Inc. REIT 1,646 125,705
Navient Corp. 3,050 39,650
NB Bancorp, Inc. 1,819 36,053
NBT Bancorp, Inc. 2,169 90,057
Nelnet, Inc. Class A  509 67,677
NET Lease Office Properties REIT 654 16,867
NETSTREIT Corp. REIT 2,863 50,503
Newmark Group, Inc. Class A  6,684 115,901
NewtekOne, Inc. 1,003 11,384
NexPoint Diversified Real Estate Trust REIT 1,580 6,051
Nexpoint Real Estate Finance, Inc. REIT 299 4,210
NexPoint Residential Trust, Inc. REIT 645 19,414
NI Holdings, Inc. * 377 5,014
Nicolet Bankshares, Inc. 429 52,038
NMI Holdings, Inc. * 3,505 142,969
Northeast Bank 132 13,719
Northeast Community Bancorp, Inc. 538 12,164
Northfield Bancorp, Inc. 1,442 16,482
Northpointe Bancshares, Inc. 890 14,934
Northrim BanCorp, Inc. 503 13,385
Northwest Bancshares, Inc. 6,544 78,528
Norwood Financial Corp. 372 10,435
Oak Valley Bancorp 312 9,379
OceanFirst Financial Corp. 2,530 45,413
Octave Specialty Group, Inc. * 2,892 22,500
OFG Bancorp 1,978 81,058
Ohio Valley Banc Corp. 168 6,717
Old National Bancorp 14,007 312,496
Old Second Bancorp, Inc. 2,286 44,577
One Liberty Properties, Inc. REIT 802 16,273
Onity Group, Inc. * 281 12,867
OP Bancorp 420 5,930
Oportun Financial Corp. * 1,855 9,813
Orange County Bancorp, Inc. 366 10,449
Orchid Island Capital, Inc. REIT 6,832 49,190
Origin Bancorp, Inc. 1,258 47,313
Orrstown Financial Services, Inc. 841 29,788
Pagseguro Digital Ltd. Class A (Brazil)  3,126 30,135
Park National Corp. 674 102,569
Parke Bancorp, Inc. 458 11,468
PCB Bancorp 443 9,591
Peakstone Realty Trust REIT 1,705 24,467
Peapack-Gladstone Financial Corp. 397 11,056
Pebblebrook Hotel Trust REIT 5,248 59,407
PennyMac Financial Services, Inc. 1,324 174,556
PennyMac Mortgage Investment Trust REIT 3,933 49,359
Peoples Bancorp of North Carolina, Inc. 191 6,914
Peoples Bancorp, Inc. 23,536 706,786
Peoples Financial Services Corp. 376 18,315
Phillips Edison & Co., Inc. REIT 4,700 167,179
Piedmont Realty Trust, Inc. REIT 5,545 46,245
Pioneer Bancorp, Inc. * 566 7,630
Plumas Bancorp 288 12,871
Plymouth Industrial REIT, Inc. 1,885 41,244
Ponce Financial Group, Inc. * 907 14,829
Postal Realty Trust, Inc. Class A REIT 1,082 17,463
PotlatchDeltic Corp. REIT 3,290 130,876
PRA Group, Inc. * 1,713 30,303
a Shares Value
Preferred Bank 526 $ 49,670
Primis Financial Corp. 942 13,103
Princeton Bancorp, Inc. 211 7,320
ProAssurance Corp. * 2,276 54,988
Provident Financial Services, Inc. 4,849 95,768
QCR Holdings, Inc. 749 62,392
Radian Group, Inc. 6,144 221,123
RBB Bancorp 725 14,964
RE/MAX Holdings, Inc. Class A * 886 6,725
Ready Capital Corp. REIT 6,603 14,395
Red River Bancshares, Inc. 219 15,643
Redwood Trust, Inc. REIT 5,791 32,024
Regional Management Corp. 334 12,942
Renasant Corp. 4,289 151,059
Republic Bancorp, Inc. Class A  384 26,492
Resolute Holdings Management, Inc. * 118 24,359
Rhinebeck Bancorp, Inc. * 177 2,128
Richmond Mutual BanCorp, Inc. 302 4,240
Riot Platforms, Inc. * 15,748 199,527
Rithm Property Trust, Inc. REIT 247 4,095
Riverview Bancorp, Inc. 820 4,116
RLJ Lodging Trust REIT 6,127 45,646
RMR Group, Inc. Class A  696 10,370
Rosebank Industries PLC * (Jersey)  572,551 2,701,196
S&T Bancorp, Inc. 1,729 68,036
Sabra Health Care REIT, Inc. 10,773 204,041
Safehold, Inc. REIT 2,566 35,129
Safety Insurance Group, Inc. 658 51,265
SB Financial Group, Inc. 233 5,189
Seacoast Banking Corp. of Florida 67,297 2,114,472
Seaport Entertainment Group, Inc. * 314 6,208
Security National Financial Corp. Class A * 648 5,838
Selective Insurance Group, Inc. 22,821 1,909,433
Selectquote, Inc. * 1,876 2,645
Service Properties Trust REIT 7,171 13,195
Seven Hills Realty Trust REIT 986 8,775
Shore Bancshares, Inc. 1,171 20,703
Siebert Financial Corp. * 512 1,797
Sierra Bancorp 562 18,366
Sila Realty Trust, Inc. REIT 2,496 58,182
Silvercrest Asset Management Group, Inc.
Class A  313 4,754
Simmons First National Corp. Class A  6,486 122,261
SiriusPoint Ltd. * (Sweden)  4,143 90,690
SITE Centers Corp. REIT 2,303 14,785
SL Green Realty Corp. REIT 3,252 149,169
Slide Insurance Holdings, Inc. * 736 14,337
SmartFinancial, Inc. 549 20,308
Smartstop Self Storage REIT, Inc. 1,401 43,347
Sound Financial Bancorp, Inc. 91 3,970
South Plains Financial, Inc. 582 22,582
Southern First Bancshares, Inc. * 355 18,290
Southern Missouri Bancorp, Inc. 392 23,175
Southside Bancshares, Inc. 1,303 39,598
Southstate Bank Corp. 49,229 4,632,941
SR Bancorp, Inc. 319 5,021
STAG Industrial, Inc. REIT 12,428 456,853
Stellar Bancorp, Inc. 2,136 66,088
Sterling Bancorp, Inc. * ± Ω 1,844 –
Stewart Information Services Corp. 1,253 88,036
Stock Yards Bancorp, Inc. 58 3,767
Stratus Properties, Inc. * 319 7,713
Summit Hotel Properties, Inc. REIT 4,680 22,792
Sunrise Realty Trust, Inc. REIT 458 4,319

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Sunstone Hotel Investors, Inc. REIT 7,585 $ 67,810
SWK Holdings Corp. 196 3,371
Tanger, Inc. REIT 497 16,585
Terawulf, Inc. * 722 8,296
Terreno Realty Corp. REIT 4,623 271,416
Texas Capital Bancshares, Inc. * 1,770 160,256
Third Coast Bancshares, Inc. * 567 21,552
Timberland Bancorp, Inc. 358 12,816
Tiptree, Inc. 773 14,123
Tompkins Financial Corp. 613 44,455
Towne Bank 3,334 111,256
TPG Mortgage Investment Trust, Inc. REIT 1,358 11,570
TPG RE Finance Trust, Inc. REIT 2,977 25,632
Transcontinental Realty Investors, Inc. REIT * 96 5,628
TriCo Bancshares 52,903 2,506,015
Triumph Financial, Inc. * 571 35,762
TrustCo Bank Corp. 843 34,841
Trustmark Corp. 2,564 99,868
TWFG, Inc. * 270 7,768
Two Harbors Investment Corp. REIT 2,302 24,171
UMB Financial Corp. 3,005 345,695
United Bankshares, Inc. 6,316 242,534
United Community Banks, Inc. 5,520 172,334
United Fire Group, Inc. 973 35,369
United Security Bancshares 528 5,317
Unity Bancorp, Inc. 169 8,741
Universal Health Realty Income Trust REIT 70 2,745
Universal Insurance Holdings, Inc. 910 30,758
Univest Financial Corp. 1,283 42,005
Urban Edge Properties REIT 5,743 110,208
Valley National Bancorp 16,545 193,246
Velocity Financial, Inc. * 491 10,193
Veris Residential, Inc. REIT 3,386 50,384
Victory Capital Holdings, Inc. Class A  20,841 1,314,859
Virginia National Bankshares Corp. 210 8,368
Virtus Investment Partners, Inc. 288 46,987
WaFd, Inc. 3,513 112,521
Walker & Dunlop, Inc. 1,484 89,263
Washington Trust Bancorp, Inc. 21,080 622,914
Waterstone Financial, Inc. 682 11,287
Webull Corp. * (Cayman)  10,717 83,271
WesBanco, Inc. 4,058 134,888
West BanCorp, Inc. 583 12,937
Westamerica BanCorp 1,096 52,422
Western New England Bancorp, Inc. 769 9,705
Westwood Holdings Group, Inc. 289 4,974
Whitestone REIT 1,983 27,544
World Acceptance Corp. * 135 18,953
WSFS Financial Corp. 77,935 4,305,129
Xenia Hotels & Resorts, Inc. REIT 3,627 51,286
83,284,215
Industrial - 23.9%
spacing
908 Devices, Inc. * 273 1,433
AAR Corp. * 1,322 109,448
Aebi Schmidt Holding AG (Switzerland)  1,598 20,215
AerSale Corp. * 1,500 10,665
AirJoule Technologies Corp. * 1,170 4,610
Alamo Group, Inc. 329 55,229
Albany International Corp. Class A  922 46,745
Allient, Inc. 623 33,486
American Woodmark Corp. * 13,241 713,690
Apogee Enterprises, Inc. 967 35,208
Applied Optoelectronics, Inc. * 577 20,114
a Shares Value
ArcBest Corp. 1,036 $ 76,861
Arcosa, Inc. 1,576 167,560
Ardagh Metal Packaging SA 4,847 19,873
Ardmore Shipping Corp. (Ireland)  1,599 16,933
Arq, Inc. * 1,483 4,849
Ascent Industries Co. * 364 5,893
Aspen Aerogels, Inc. * 3,052 8,637
Astec Industries, Inc. 1,056 45,746
Astronics Corp. * 115 6,238
Atkore, Inc. 1,514 95,761
Atmus Filtration Technologies, Inc. 376 19,518
Avient Corp. 132,746 4,146,985
Bel Fuse, Inc. Class A  76 11,537
Bel Fuse, Inc. Class B  465 78,878
Benchmark Electronics, Inc. 95,179 4,069,854
Boise Cascade Co. 1,701 125,194
Bowman Consulting Group Ltd. * 38 1,255
Brady Corp. Class A  35,953 2,817,637
Clearwater Paper Corp. * 737 12,824
Columbus McKinnon Corp. 1,290 22,253
Concrete Pumping Holdings, Inc. 993 6,663
Core Molding Technologies, Inc. * 333 6,677
Costamare Bulkers Holdings Ltd. * (Monaco)  384 5,917
Costamare, Inc. (Monaco)  2,034 32,117
Covenant Logistics Group, Inc. 509 11,218
CryoPort, Inc. * 1,761 16,906
CTS Corp. 1,089 46,685
DHT Holdings, Inc. 6,066 74,066
Dorian LPG Ltd. 1,711 41,646
Ducommun, Inc. * 617 58,695
Eastern Co. 246 4,844
Eastman Kodak Co. * 2,171 18,367
Energizer Holdings, Inc. 655 13,028
EnerSys 9,856 1,446,368
Enpro, Inc. 831 177,942
Enviri Corp. * 3,391 60,767
Firefly Aerospace, Inc. * 346 7,740
FLEX LNG Ltd. * (Norway)  1,235 30,813
Fluor Corp. * 7,274 288,269
Forward Air Corp. * 606 15,150
Gates Industrial Corp. PLC * 214,790 4,611,541
GATX Corp. 1,496 253,722
Genco Shipping & Trading Ltd. 1,416 26,097
Gencor Industries, Inc. * 523 6,778
Gibraltar Industries, Inc. * 1,333 65,904
Granite Construction, Inc. 279 32,183
Great Lakes Dredge & Dock Corp. * 2,944 38,625
Greenbrier Cos., Inc. 1,343 62,772
Greif, Inc. Class A  1,125 76,163
Greif, Inc. Class B  223 16,656
Heartland Express, Inc. 1,894 17,103
Helios Technologies, Inc. 1,490 79,700
Hillenbrand, Inc. 3,184 100,996
Hillman Solutions Corp. * 8,913 77,187
Himalaya Shipping Ltd. * (Bermuda)  1,184 10,774
Hub Group, Inc. Class A  2,681 114,237
Hyster-Yale, Inc. 533 15,835
Ichor Holdings Ltd. * 1,559 28,732
Insteel Industries, Inc. 392 12,415
International Seaways, Inc. 1,809 87,827
Intuitive Machines, Inc. * 4,734 76,833
Itron, Inc. * 1,055 97,967
Janus International Group, Inc. * 3,935 25,735
JBT Marel Corp. 1,218 183,516

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
JELD-WEN Holding, Inc. * 3,924 $ 9,653
Kennametal, Inc. 3,428 97,390
Kimball Electronics, Inc. * 1,121 31,186
Knight-Swift Transportation Holdings, Inc. 19,363 1,012,298
Knowles Corp. * 40,898 876,444
L.B. Foster Co. Class A * 477 12,855
Latham Group, Inc. * 169 1,073
Louisiana-Pacific Corp. 14,814 1,196,379
LSB Industries, Inc. * 2,495 21,208
LSI Industries, Inc. 302 5,533
Luxfer Holdings PLC (United Kingdom)  1,157 15,654
Manitowoc Co., Inc. * 1,596 19,136
Marten Transport Ltd. 2,639 30,032
Masterbrand, Inc. * 5,678 62,685
Materion Corp. 752 93,489
Matson, Inc. 1,419 175,317
Mayville Engineering Co., Inc. * 493 9,229
Melrose Industries PLC (United Kingdom)  65,521 516,760
Mercury Systems, Inc. * 1,816 132,586
Metallus, Inc. * 1,653 28,366
MicroVision, Inc. * 4,319 3,577
Middleby Corp. * 16,245 2,415,144
Mistras Group, Inc. * 548 6,932
Montrose Environmental Group, Inc. * 1,470 36,500
MSA Safety, Inc. 13,549 2,169,737
Mueller Water Products, Inc. Class A  95,623 2,277,740
Myers Industries, Inc. 1,475 27,612
NANO Nuclear Energy, Inc. * 106 2,545
National Presto Industries, Inc. 240 25,622
Navigator Holdings Ltd. 1,391 24,092
Net Power, Inc. * 1,454 3,315
NL Industries, Inc. 403 2,204
nLight, Inc. * 1,952 73,220
Nordic American Tankers Ltd. 9,560 32,886
NWPX Infrastructure, Inc. * 428 26,746
O-I Glass, Inc. * 5,220 77,047
Olympic Steel, Inc. 427 18,269
Orion Group Holdings, Inc. * 1,425 14,165
Oshkosh Corp. 8,980 1,128,157
Outdoor Holding Co. * 4,094 7,001
Oxford Instruments PLC (United Kingdom)  47,972 1,315,393
Palladyne AI Corp. * 1,109 4,724
PAMT Corp. * 277 3,346
Pangaea Logistics Solutions Ltd. 1,383 9,515
Park Aerospace Corp. 379 8,088
Park-Ohio Holdings Corp. 452 9,465
Perma-Fix Environmental Services, Inc. * 675 8,498
Plexus Corp. * 89 13,083
Power Solutions International, Inc. * 32 1,829
Primoris Services Corp. 160 19,862
Proficient Auto Logistics, Inc. * 1,092 10,527
Proto Labs, Inc. * 1,059 53,575
Pure Cycle Corp. * 953 10,473
QinetiQ Group PLC (United Kingdom)  600,212 3,556,603
Radiant Logistics, Inc. * 1,760 11,141
Ranpak Holdings Corp. * 2,176 11,772
Regal Rexnord Corp. 32,377 4,543,141
RXO, Inc. * 21,344 269,788
Ryerson Holding Corp. 103,619 2,607,054
Safe Bulkers, Inc. (Monaco)  2,260 10,893
Sanmina Corp. * 1,303 195,541
Scorpio Tankers, Inc. (Monaco)  2,047 104,049
Senior PLC (United Kingdom)  840,264 2,209,367
SFL Corp. Ltd. (Norway)  5,602 43,752
a Shares Value
Smith & Wesson Brands, Inc. 2,014 $ 19,878
Southland Holdings, Inc. * 349 1,159
Standard BioTools, Inc. * 13,922 17,820
Standex International Corp. 103 22,380
Sturm Ruger & Co., Inc. 411 13,419
Teekay Corp. Ltd. (Bermuda)  2,458 22,196
Teekay Tankers Ltd. Class A (Canada)  1,070 57,159
Tennant Co. 824 60,729
Terex Corp. 2,920 155,870
Thermon Group Holdings, Inc. * 1,282 47,639
Tredegar Corp. * 1,258 9,032
TriMas Corp. 1,438 50,977
Trinity Industries, Inc. 1,935 51,161
TTM Technologies, Inc. * 4,633 319,677
Turtle Beach Corp. * 189 2,652
Tutor Perini Corp. 2,019 135,313
UFP Industries, Inc. 15,016 1,367,207
Universal Logistics Holdings, Inc. 281 4,268
Valmont Industries, Inc. 10,745 4,322,928
Vishay Intertechnology, Inc. 5,431 78,695
Vontier Corp. 132,803 4,937,616
Voyager
Technologies,
Inc. Class A * 151 3,947
Werner Enterprises, Inc. 2,298 68,963
Willis Lease Finance Corp. 120 16,277
World Kinect Corp. 2,140 50,140
Worthington Enterprises, Inc. 949 48,940
Worthington Steel, Inc. 1,474 51,030
60,976,640
Technology - 6.6%
spacing
3D Systems Corp. †* 6,082 10,765
8x8, Inc. * 6,253 12,318
ACI Worldwide, Inc. * 127,187 6,080,811
ACM Research, Inc. Class A * 2,273 89,670
Adeia, Inc. 633 10,919
Aehr Test Systems * 259 5,229
Aeluma, Inc. * 506 8,688
Alpha & Omega Semiconductor Ltd. * 1,149 22,762
Ambiq Micro, Inc. * 91 2,594
Arteris, Inc. * 1,194 18,507
ASGN, Inc. * 1,875 90,319
Asure Software, Inc. * 1,235 11,634
Axcelis Technologies, Inc. * 1,293 103,880
Bandwidth, Inc. Class A * 961 14,847
BigBear.ai Holdings, Inc. †* 14,987 80,930
Blackbaud, Inc. * 323 20,452
Blaize Holdings, Inc. * 1,012 1,973
Box, Inc. Class A * 1,441 43,100
Carlsmed, Inc. * 152 1,877
Cerence, Inc. * 1,283 13,715
CEVA, Inc. * 87 1,872
Cohu, Inc. * 2,023 47,075
Conduent, Inc. * 6,894 13,237
Consensus Cloud Solutions, Inc. * 815 17,783
Corsair Gaming, Inc. * 2,162 12,842
Cricut, Inc. Class A  2,127 10,529
CS Disco, Inc. * 347 2,693
CSG Systems International, Inc. 147 11,273
Daily Journal Corp. * 13 6,335
Definitive Healthcare Corp. * 1,691 4,853
Diebold Nixdorf, Inc. * 67 4,549
Digi International, Inc. * 1,637 70,866
Digital Turbine, Inc. * 1,699 8,495
Diodes, Inc. * 2,068 102,035

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Domo, Inc. Class B * 245 $ 2,065
Donnelley Financial Solutions, Inc. * 338 15,781
eGain Corp. * 214 2,202
Evolent Health, Inc. Class A * 3,666 14,664
Expensify, Inc. Class A * 1,154 1,743
Fastly, Inc. Class A * 6,297 64,103
FormFactor, Inc. * 903 50,369
GigaCloud Technology, Inc. Class A * 1,091 42,855
Grid Dynamics Holdings, Inc. * 565 5,102
Health Catalyst, Inc. * 3,132 7,486
HeartFlow, Inc. * 402 11,718
I3 Verticals, Inc. Class A * 993 25,014
Immersion Corp. 1,311 8,915
Insight Enterprises, Inc. * 872 71,042
Kulicke & Soffa Industries, Inc. (Singapore)  982 44,740
MaxLinear, Inc. * 3,262 56,857
McGraw Hill, Inc. * 364 6,006
Mitek Systems, Inc. * 1,676 17,682
MKS, Inc. 31,377 5,014,045
N-able, Inc. * 3,337 24,961
Navan, Inc. Class A * 318 5,431
Navitas Semiconductor Corp. * 5,986 42,740
NCR Voyix Corp. * 6,201 63,250
NetScout Systems, Inc. * 3,146 85,131
Omada Health, Inc. * 180 2,840
ON24, Inc. * 1,849 14,718
OneSpan, Inc. 1,461 18,759
Onto Innovation, Inc. * 22,249 3,512,227
PAR Technology Corp. * 768 27,863
Penguin Solutions, Inc. * 2,311 45,203
Photronics, Inc. * 2,564 82,048
Pitney Bowes, Inc. 4,604 48,664
Playstudios, Inc. * 4,364 2,843
Playtika Holding Corp. 1,947 7,691
Porch Group, Inc. * 726 6,628
PubMatic, Inc. Class A * 1,688 14,973
Rackspace Technology, Inc. * 2,883 2,799
Richardson Electronics Ltd. 583 6,343
Rimini Street, Inc. * 1,897 7,360
Silvaco Group, Inc. * 340 1,377
Skillsoft Corp. * 290 2,697
Synaptics, Inc. * 1,606 118,876
Teads Holding Co. * 1,677 1,180
Telos Corp. * 2,501 12,755
TTEC Holdings, Inc. * 1,049 3,776
Ultra Clean Holdings, Inc. * 1,906 48,279
Unisys Corp. * 635 1,753
V2X, Inc. * 956 52,150
Veeco Instruments, Inc. * 2,695 77,023
Via Transportation, Inc. Class A * 85 2,466
Vishay Precision Group, Inc. * 559 21,522
Waystar Holding Corp. * 770 25,218
Whitefiber, Inc. * 163 2,575
Xerox Holdings Corp. 5,367 12,720
16,828,655
Utilities - 1.9%
spacing
Ameresco, Inc. Class A * 1,475 43,203
American States Water Co. 591 42,836
Avista Corp. 3,697 142,482
Black Hills Corp. 11,111 771,326
Brookfield Infrastructure Corp. Class A (Canada)  5,438 246,885
California Water Service Group 2,702 117,078
Chesapeake Utilities Corp. 699 87,207
a Shares Value
Consolidated Water Co. Ltd. 492 $ 17,363
Genie Energy Ltd. Class B  884 12,182
H2O America 1,501 73,534
Hawaiian Electric Industries, Inc. * 7,871 96,813
IDACORP, Inc. 5,256 665,199
MGE Energy, Inc. 809 63,442
Middlesex Water Co. 696 35,092
New Jersey Resources Corp. 4,554 210,030
Northwest Natural Holding Co. 1,858 86,843
Northwestern Energy Group, Inc. 2,801 180,777
Oklo, Inc. * 3,762 269,961
ONE Gas, Inc. 2,716 209,811
Ormat Technologies, Inc. 2,758 304,676
Otter Tail Corp. 1,621 130,993
Portland General Electric Co. 5,109 245,181
RGC Resources, Inc. 402 8,563
Southwest Gas Holdings, Inc. 2,921 233,738
Spire, Inc. 2,632 217,666
TXNM Energy, Inc. 4,552 268,022
Unitil Corp. 785 38,025
York Water Co. 578 18,404
4,837,332
Total Common Stocks
    (Cost $235,983,353) 251,418,396
Principal
Amount
SHORT-TERM INVESTMENTS - 1.5%
U.S. Government Agency Issues - 1.5%
Federal Home Loan Bank Discount Notes
3.613% due 01/02/26  $ 3,836,000 3,835,254
Total Short-Term Investments
(Cost $3,835,627) 3,835,254
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.9%
    (Cost $239,820,001) 255,256,149
Shares
SECURITIES LENDING COLLATERAL - 1.1%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 635,730 635,730
Principal
Amount
Repurchase Agreements - 0.9%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,317,614; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,343,967) $ 1,317,329 1,317,329

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $1,867 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,085,476; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,109,412) $ 1,083,900 $ 1,083,900
2,401,229
Total Securities Lending Collateral
(Cost $3,036,959) 3,036,959
a
TOTAL INVESTMENTS - 101.0%
(Cost $242,856,960) 258,293,108
DERIVATIVES - (0.0%) (11,338)
OTHER ASSETS & LIABILITIES, NET - (1.0%) (2,660,260)
NET ASSETS - 100.0% $ 255,621,510
Financial 32 .6%
Industrial 23 .9%
Consumer, Cyclical 14 .3%
Consumer, Non-Cyclical 8 .2%
Technology 6 .6%
Energy 5 .1%
Basic Materials 4 .8%
Others (each less than 3.0%) 5 .5%
101 .0%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 1 .0% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 03/26 39 $ 498,448 $ 487,110 ( $ 11,338 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,392 $ – $ 583 $ 1,809
Warrants 107 – 107 –
Common Stocks
Basic Materials 12,324,283 12,324,283 – –
Communications 2,669,997 2,669,997 – –
Consumer, Cyclical 36,433,328 36,433,328 – –
Consumer, Non-Cyclical 20,981,223 17,534,331 3,446,834 58
Energy 13,082,723 10,909,521 2,173,202 –
Financial 83,284,215 83,284,215 – –
Industrial 60,976,640 53,378,517 7,598,123 –
Technology 16,828,655 16,828,655 – –
Utilities 4,837,332 4,837,332 – –
Total Common Stocks 251,418,396 238,200,179 13,218,159 58
Short-Term Investments 3,835,254 – 3,835,254 –
Securities Lending Collateral 3,036,959 635,730 2,401,229 –
Total Assets 258,293,108 238,835,909 19,455,332 1,867
Liabilities Derivatives:
Equity Contracts
Futures (11,338) (11,338) – –
Total Liabilities (11,338) (11,338) – –
Total $ 258,281,770 $ 238,824,571 $ 19,455,332 $ 1,867

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Blueprint Medicines Corp. - Contingent Value
Rights* ± Ω 5,483 $ 5,373
Total Rights
    (Cost $2,522) 5,373
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $1.00 Exp 11/23/27
* ± Ω 2 –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 99.4%
Basic Materials - 1.6%
spacing
Balchem Corp. 22,508 3,451,827
Coeur Mining, Inc. * 27,160 484,263
Ingevity Corp. * 33,410 1,977,204
5,913,294
Communications - 1.4%
spacing
Credo Technology Group Holding Ltd. * 36,111 5,196,012
Consumer, Cyclical - 12.6%
spacing
Black Rock Coffee Bar, Inc. Class A * 63,450 1,411,762
Boot Barn Holdings, Inc. * 19,800 3,494,106
Brinker International, Inc. * 26,288 3,772,854
Dorman Products, Inc. * 24,919 3,069,772
Dutch Bros, Inc. Class A * 51,277 3,139,178
First Watch Restaurant Group, Inc. * 194,864 2,938,549
Five Below, Inc. * 19,321 3,639,303
Installed Building Products, Inc. 11,347 2,943,298
Kontoor Brands, Inc. 53,664 3,278,334
Life Time Group Holdings, Inc. * 156,357 4,155,969
Ollie's Bargain Outlet Holdings, Inc. * 24,724 2,709,998
OneSpaWorld Holdings Ltd. (Bahamas)  121,986 2,529,990
VSE Corp. 24,943 4,309,402
Watsco, Inc. 7,455 2,511,962
Wolverine World Wide, Inc. 103,221 1,873,461
45,777,938
Consumer, Non-Cyclical - 26.9%
spacing
Alkermes PLC * 70,581 1,974,856
Apogee Therapeutics, Inc. * 30,365 2,291,950
Arcellx, Inc. * 28,812 1,878,542
Beta Bionics, Inc. * 68,250 2,079,577
BrightSpring Health Services, Inc. * 123,546 4,626,798
CG oncology, Inc. * 68,685 2,851,801
Cytokinetics, Inc. * 26,427 1,679,172
Dianthus Therapeutics, Inc. * 34,766 1,432,707
Dynavax Technologies Corp. * 70,367 1,082,244
Ensign Group, Inc. 12,810 2,231,502
GeneDx Holdings Corp. * 21,670 2,818,400
Glaukos Corp. * 33,675 3,802,244
Guardant Health, Inc. * 46,326 4,731,738
Herc Holdings, Inc. 17,948 2,663,124
Ionis Pharmaceuticals, Inc. * 35,058 2,773,438
a Shares Value
iRhythm Technologies, Inc. * 26,407 $ 4,685,658
Kestra Medical Technologies Ltd. * 84,959 2,253,113
Krystal Biotech, Inc. * 9,248 2,280,002
LeMaitre Vascular, Inc. 55,599 4,509,079
Ligand Pharmaceuticals, Inc. * 10,400 1,966,328
Lumexa Imaging Holdings, Inc. * 103,769 1,919,727
Madrigal Pharmaceuticals, Inc. * 8,665 5,045,976
Merit Medical Systems, Inc. * 62,826 5,537,484
Mineralys Therapeutics, Inc. * 70,622 2,562,872
Pennant Group, Inc. * 114,330 3,218,390
Protagonist Therapeutics, Inc. * 33,019 2,883,879
RadNet, Inc. * 62,544 4,462,514
Repligen Corp. * 16,830 2,757,764
Revolution Medicines, Inc. * 28,664 2,283,088
TransMedics Group, Inc. * 25,487 3,100,494
Ultragenyx Pharmaceutical, Inc. * 30,774 707,802
Vita Coco Co., Inc. * 67,956 3,602,348
Vital Farms, Inc. * 57,081 1,823,167
WaVe Life Sciences Ltd. †* 86,669 1,473,373
Xenon Pharmaceuticals, Inc. * (Canada)  43,911 1,968,091
97,959,242
Energy - 2.6%
spacing
Archrock, Inc. 84,977 2,211,101
Nextpower, Inc. Class A * 55,737 4,855,250
Solaris Energy Infrastructure, Inc. 18,397 845,710
TETRA Technologies, Inc. * 141,561 1,326,427
9,238,488
Financial - 8.6%
spacing
Enova International, Inc. * 24,692 3,881,582
Goosehead Insurance, Inc. Class A  38,657 2,847,088
Neptune Insurance Holdings, Inc. Class A * 17,841 520,244
Palomar Holdings, Inc. * 37,949 5,114,007
Piper Sandler Cos. 19,518 6,630,460
PJT Partners, Inc. Class A  37,280 6,233,216
Victory Capital Holdings, Inc. Class A  40,341 2,545,114
WisdomTree, Inc. 289,571 3,529,870
31,301,581
Industrial - 28.3%
spacing
Advanced Energy Industries, Inc. 22,349 4,679,210
Applied Optoelectronics, Inc. * 71,551 2,494,268
Badger Meter, Inc. 23,495 4,097,763
Casella Waste Systems, Inc. Class A †* 42,861 4,197,806
Centuri Holdings, Inc. * 109,763 2,771,516
CSW Industrials, Inc. 19,948 5,855,337
Enpro, Inc. 28,178 6,033,755
Esab Corp. 48,383 5,405,349
Fabrinet * (Thailand)  10,108 4,601,970
Federal Signal Corp. 37,219 4,041,611
Fluor Corp. * 52,511 2,081,011
Karman Holdings, Inc. * 33,126 2,423,830
Landstar System, Inc. 15,940 2,290,578
Loar Holdings, Inc. * 80,668 5,485,424
Mirion Technologies, Inc. * 107,339 2,513,879
Moog, Inc. Class A  23,517 5,727,565
MYR Group, Inc. * 21,028 4,594,618
Novanta, Inc. * 33,284 3,960,463
Primoris Services Corp. 21,184 2,629,782
RBC Bearings, Inc. * 11,166 5,007,169
Saia, Inc. * 16,263 5,310,195
SPX Technologies, Inc. * 34,497 6,901,470
Vontier Corp. 98,523 3,663,085

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $5,373 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Voyager Technologies, Inc. Class A †* 60,664 $ 1,585,757
Watts Water Technologies, Inc. Class A  15,845 4,373,537
102,726,948
Technology - 17.4%
spacing
Allegro MicroSystems, Inc. * (Japan)  91,373 2,410,420
Ambiq Micro, Inc. †* 44,934 1,280,619
Amplitude, Inc. Class A * 286,226 3,314,497
AvePoint, Inc. * 114,420 1,589,294
Axcelis Technologies, Inc. * 32,034 2,573,612
Braze, Inc. Class A * 109,788 3,764,631
Camtek Ltd. †* (Israel)  28,198 2,998,716
DigitalOcean Holdings, Inc. * 107,872 5,190,801
FormFactor, Inc. * 56,339 3,142,589
Genius Sports Ltd. * (United Kingdom)  181,508 2,000,218
HeartFlow, Inc. * 37,012 1,078,900
Impinj, Inc. * 15,216 2,647,736
Intapp, Inc. * 74,367 3,407,496
JFrog Ltd. * 77,438 4,836,777
Lattice Semiconductor Corp. * 79,456 5,846,372
Onestream, Inc. * 115,171 2,116,843
Onto Innovation, Inc. * 19,922 3,144,887
Parsons Corp. * 41,357 2,555,863
SiTime Corp. * 15,290 5,400,275
Via Transportation, Inc. Class A †* 37,782 1,096,056
Waystar Holding Corp. * 83,628 2,738,817
63,135,419
Total Common Stocks
    (Cost $354,109,871) 361,248,922
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $354,112,393) 361,254,295
SECURITIES LENDING COLLATERAL - 2.9%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.640% 2,239,754 2,239,754
Principal
Amount
Repurchase Agreements - 2.3%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$4,642,118; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$4,734,961) $ 4,641,113 4,641,113
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,824,268; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,908,596) $ 3,818,714 $ 3,818,714
8,459,827
Total Securities Lending Collateral
(Cost $10,699,581) 10,699,581
a
TOTAL INVESTMENTS - 102.3%
(Cost $364,811,974) 371,953,876
OTHER ASSETS & LIABILITIES, NET - (2.3%) (8,256,546)
NET ASSETS - 100.0% $ 363,697,330
Industrial 28 .3%
Consumer, Non-Cyclical 26 .9%
Technology 17 .4%
Consumer, Cyclical 12 .6%
Financial 8 .6%
Others (each less than 3.0%) 8 .5%
102 .3%
Other Assets & Liabilities, Net ( 2 .3% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 5,373 $ – $ – $ 5,373
Common Stocks 361,248,922 361,248,922 – –
Securities Lending Collateral 10,699,581 2,239,754 8,459,827 –
Total $ 371,953,876 $ 363,488,676 $ 8,459,827 $ 5,373

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 15,650 $ 2,660
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 3,861 1,969
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 16,349
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 1,693 –
23,336
Health Care - 0.0%
Akero Therapeutics, Inc. - Contingent Value
Rights* 18,184 11,820
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 216 –
Total Rights
    (Cost $21,100) 35,156
COMMON STOCKS - 99.3%
Basic Materials - 3.9%
spacing
AdvanSix, Inc. 6,719 116,239
American Battery Technology Co. * 28,619 95,587
American Vanguard Corp. * 7,396 28,253
Balchem Corp. 8,424 1,291,905
Cabot Corp. 13,671 906,114
Caledonia Mining Corp. PLC (South Africa)  4,403 115,226
Calumet, Inc. * 18,297 363,561
Centrus Energy Corp. Class A †* 4,341 1,053,821
Century Aluminum Co. * 13,894 544,367
Chemours Co. 38,468 453,538
Codexis, Inc. * 19,155 31,223
Coeur Mining, Inc. * 164,999 2,941,932
Commercial Metals Co. 28,728 1,988,552
Compass Minerals International, Inc. * 8,671 170,298
Constellium SE * 35,363 666,592
Contango ORE, Inc. * 2,816 74,371
Critical Metals Corp. †* (Austria)  11,473 79,623
Dakota Gold Corp. * 25,376 144,136
Ecovyst, Inc. * 30,361 295,412
Encore Energy Corp. * (Canada)  47,246 117,170
Energy Fuels, Inc. * 58,849 855,664
Ferroglobe PLC 31,014 143,905
Friedman Industries, Inc. 1,519 31,124
Hawkins, Inc. 5,083 722,091
HB Fuller Co. 14,007 832,856
Hecla Mining Co. 163,824 3,143,783
Idaho Strategic Resources, Inc. * 3,718 149,835
Ingevity Corp. * 9,262 548,125
Innospec, Inc. 6,222 476,232
Intrepid Potash, Inc. * 3,035 84,161
Ivanhoe Electric, Inc. * 27,359 437,197
Kaiser Aluminum Corp. 4,195 481,838
Koppers Holdings, Inc. 4,518 122,347
Kronos Worldwide, Inc. 6,400 28,288
Lifezone Metals Ltd. * (Isle of Man)  7,484 31,957
Magnera Corp. * 8,808 133,353
Mativ Holdings, Inc. 14,485 175,993
Minerals Technologies, Inc. 7,998 487,478
a Shares Value
NioCorp Developments Ltd. * 27,329 $ 144,844
Novagold Resources, Inc. * (Canada)  77,928 726,289
Oil-Dri Corp. of America 2,545 124,552
Orion SA (Germany)  15,068 79,559
Perimeter Solutions, Inc. * 36,254 998,073
Perpetua Resources Corp. * 21,920 530,683
Quaker Chemical Corp. 3,495 479,898
Rayonier Advanced Materials, Inc. * 15,751 92,773
Rogers Corp. * 4,638 424,702
Sensient Technologies Corp. 10,844 1,018,794
SSR Mining, Inc. * (Canada)  52,491 1,150,603
Stepan Co. 5,564 263,511
Sylvamo Corp. 8,818 424,587
Trinseo PLC 8,856 4,401
Tronox Holdings PLC 30,972 129,153
U.S. Antimony Corp. * 30,385 152,533
U.S. Gold Corp. * 2,773 53,824
U.S. Lime & Minerals, Inc. 2,813 336,829
Uranium Energy Corp. * 122,946 1,436,009
USA Rare Earth, Inc. * 22,605 268,999
Valhi, Inc. 693 8,351
Vox Royalty Corp. (Canada)  14,563 69,029
29,282,143
Communications - 5.3%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 30,112
A10 Networks, Inc. 18,606 329,140
ADTRAN Holdings, Inc. * 19,302 167,734
Advantage Solutions, Inc. * 25,717 22,631
AMC Networks, Inc. Class A * 8,481 80,739
Angi, Inc. * 8,475 109,582
Anterix, Inc. * 3,360 73,349
Applied Digital Corp. †* 61,293 1,502,904
Arena Group Holdings, Inc. * 3,470 13,880
ATN International, Inc. 1,987 45,304
AudioEye, Inc. * 2,114 21,119
Aviat Networks, Inc. * 3,324 71,067
Backblaze, Inc. Class A * 13,150 61,279
BARK, Inc. * 35,153 21,180
Bed Bath & Beyond, Inc. * 17,681 96,538
BK Technologies Corp. * 718 53,556
BlackSky Technology, Inc. * 7,617 142,819
Boston Omaha Corp. Class A * 6,200 76,694
Bumble, Inc. Class A * 17,317 61,822
Cable One, Inc. 1,343 151,558
Calix, Inc. * 15,442 817,345
Cargurus, Inc. * 21,189 812,598
Cars.com, Inc. * 13,864 169,141
Clearfield, Inc. * 3,000 87,450
Cogent Communications Holdings, Inc. † 12,015 259,043
CommScope Holding Co., Inc. * 55,961 1,014,573
Credo Technology Group Holding Ltd. * 39,524 5,687,108
Crexendo, Inc. * 3,696 23,913
CuriosityStream, Inc. 8,756 33,273
DigitalBridge Group, Inc. 45,930 704,566
EchoStar Corp. Class A †* 34,949 3,798,956
Entravision Communications Corp. Class A  16,640 48,755
ePlus, Inc. 6,841 599,956
Eventbrite, Inc. Class A * 19,516 86,846
EverQuote, Inc. Class A * 7,406 199,962
EW Scripps Co. Class A * 16,290 64,997
Extreme Networks, Inc. * 33,679 560,755
Figs, Inc. Class A * 23,757 269,880
Frequency Electronics, Inc. * 1,697 91,367

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
fuboTV, Inc. Class A * 88,243 $ 222,372
Gaia, Inc. * 4,240 15,391
Gambling.com Group Ltd. * (Malta)  4,536 24,767
Getty Images Holdings, Inc. †* 28,228 37,826
Globalstar, Inc. * 12,942 789,980
Gogo, Inc. * 19,526 90,991
Gray Media, Inc. 20,992 101,601
Grindr, Inc. * (Singapore)  8,944 121,102
Groupon, Inc. * 6,888 121,298
Harmonic, Inc. * 29,226 289,045
HealthStream, Inc. 5,700 131,499
Hims & Hers Health, Inc. †* 52,784 1,713,896
IDT Corp. Class B  4,336 222,047
iHeartMedia, Inc. Class A * 29,744 123,735
Inseego Corp. * 3,311 34,004
InterDigital, Inc. † 6,679 2,126,460
Lands' End, Inc. * 2,561 37,186
Liberty Latin America Ltd. Class A * 9,569 70,715
Liberty Latin America Ltd. Class C * 30,088 224,456
LifeMD, Inc. * 10,237 34,908
Liquidity Services, Inc. * 6,368 193,014
Lumen Technologies, Inc. * 245,716 1,909,213
Magnite, Inc. * 36,376 590,382
MediaAlpha, Inc. Class A * 8,889 115,113
National CineMedia, Inc. 18,246 70,977
Nerdy, Inc. †* 13,576 14,119
NETGEAR, Inc. * 7,244 177,695
Newsmax, Inc. * 11,980 92,605
Nextdoor Holdings, Inc. * 56,195 118,010
Nexxen International Ltd. * (Israel)  10,076 65,897
Ooma, Inc. * 6,486 76,081
Open Lending Corp. * 25,791 39,976
OptimizeRx Corp. * 4,522 55,440
Optimum Communications, Inc. Class A * 69,257 114,274
Phoenix Education Partners, Inc. * 1,061 32,148
Powerfleet, Inc. NJ * 33,263 176,959
Preformed Line Products Co. 605 125,060
Q2 Holdings, Inc. * 16,013 1,155,498
QuinStreet, Inc. * 13,862 199,197
RealReal, Inc. * 25,181 397,356
Revolve Group, Inc. * 10,257 309,659
Ribbon Communications, Inc. * 24,452 70,422
Rumble, Inc. †* 27,878 176,189
Satellogic, Inc. Class A * 18,368 34,348
Scholastic Corp. 5,051 149,661
Serve Robotics, Inc. †* 16,094 167,056
Shenandoah Telecommunications Co. 13,982 161,632
Shutterstock, Inc. 6,364 121,552
Sinclair, Inc. 10,626 162,578
Sphere Entertainment Co. †* 7,179 682,579
Spok Holdings, Inc. 5,260 69,379
Sprinklr, Inc. Class A * 29,766 231,579
Stagwell, Inc. * 30,621 149,737
Stitch Fix, Inc. Class A * 29,147 153,022
TechTarget, Inc. * 6,091 32,891
TEGNA, Inc. 41,434 804,234
Telephone & Data Systems, Inc. 25,620 1,050,420
Thryv Holdings, Inc. * 10,683 64,632
Travelzoo * 1,635 11,641
Triller Group, Inc. * (Hong Kong)  29,449 942
TripAdvisor, Inc. * 29,411 428,224
TrueCar, Inc. * 24,636 55,677
Tucows, Inc. Class A * 1,623 36,388
Uniti Group, Inc. 42,688 299,243
a Shares Value
Upwork, Inc. †* 31,813 $ 630,534
USA TODAY Co., Inc. * 36,624 188,614
Value Line, Inc. 334 12,836
Viasat, Inc. * 31,926 1,100,170
Viavi Solutions, Inc. * 57,742 1,028,962
Vivid Seats, Inc. Class A * 1,054 7,599
Yelp, Inc. * 15,686 476,698
Ziff Davis, Inc. * 10,267 360,885
ZipRecruiter, Inc. Class A * 16,470 64,233
40,010,000
Consumer, Cyclical - 9.7%
spacing
Abercrombie & Fitch Co. Class A * 11,987 1,508,804
Academy Sports & Outdoors, Inc. 17,212 859,912
Accel Entertainment, Inc. * 12,912 147,326
Acushnet Holdings Corp. 7,119 568,239
Adient PLC * 20,875 400,174
Advance Auto Parts, Inc. 15,644 614,809
Aeva Technologies, Inc. †* 9,963 132,309
Allegiant Travel Co. * 3,721 317,290
Alliance Laundry Holdings, Inc. †* 10,946 222,751
AMC Entertainment Holdings, Inc. Class A * 131,571 205,251
American Axle & Manufacturing Holdings, Inc. * 29,740 190,633
American Eagle Outfitters, Inc. 41,074 1,083,121
American Outdoor Brands, Inc. * 3,149 24,342
America's Car-Mart, Inc. * 1,874 47,337
Arhaus, Inc. * 13,116 147,030
Arko Corp. 17,154 77,879
Asbury Automotive Group, Inc. * 4,981 1,158,232
Atlanta Braves Holdings, Inc. Class A †* 2,089 88,762
Atlanta Braves Holdings, Inc. Class C * 11,510 454,070
Bally's Corp. * 2,022 33,403
Barnes & Noble Education, Inc. * 3,948 36,282
Bassett Furniture Industries, Inc. 1,893 31,727
Beazer Homes USA, Inc. * 6,699 135,789
Biglari Holdings, Inc. Class B * 148 49,200
BJ's Restaurants, Inc. * 5,038 198,497
Black Rock Coffee Bar, Inc. Class A * 2,453 54,579
Bloomin' Brands, Inc. 22,836 140,898
Blue Bird Corp. * 8,070 379,290
BlueLinx Holdings, Inc. * 1,924 118,191
Boot Barn Holdings, Inc. * 7,912 1,396,231
Brightstar Lottery PLC 27,028 418,393
Brinker International, Inc. * 11,411 1,637,707
Buckle, Inc. 8,003 427,520
Build-A-Bear Workshop, Inc. 3,148 192,878
Caleres, Inc. 8,951 108,934
Camping World Holdings, Inc. Class A  16,163 157,266
Capri Holdings Ltd. * 29,885 729,194
Carter's, Inc. 8,868 287,589
Cavco Industries, Inc. * 1,995 1,178,526
Central Garden & Pet Co. * 2,480 79,732
Central Garden & Pet Co. Class A * 13,043 380,725
Century Communities, Inc. 6,833 405,539
Champion Homes, Inc. * 14,567 1,230,911
Cheesecake Factory, Inc. 12,096 610,606
Cinemark Holdings, Inc. 26,377 613,001
Citi Trends, Inc. * 1,465 60,885
Clarus Corp. 6,816 22,834
Clean Energy Fuels Corp. * 43,205 90,731
CompX International, Inc. 849 19,756
Cooper-Standard Holdings, Inc. * 4,185 137,394
Cracker Barrel Old Country Store, Inc. † 5,572 141,529
Daktronics, Inc. * 10,368 204,975

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Dana, Inc. 30,329 $ 720,617
Dave & Buster's Entertainment, Inc. * 7,292 118,203
Denny's Corp. * 14,657 91,167
Designer Brands, Inc. Class A  7,595 56,431
Dine Brands Global, Inc. 4,225 135,791
Dorman Products, Inc. * 7,026 865,533
Douglas Dynamics, Inc. 5,585 182,350
Dream Finders Homes, Inc. Class A * 8,133 139,074
El Pollo Loco Holdings, Inc. * 6,422 67,174
Envela Corp. * 1,068 14,290
Ermenegildo Zegna NV (Italy)  16,401 168,110
Escalade, Inc. 2,759 37,219
Ethan Allen Interiors, Inc. 6,268 143,161
EVgo, Inc. †* 35,441 103,133
EVI Industries, Inc. 1,261 31,071
Falcon's Beyond Global, Inc. Class A †* 3,554 53,346
Faraday Future Intelligent Electric, Inc. †* 44,484 45,374
First Watch Restaurant Group, Inc. * 13,981 210,833
FirstCash Holdings, Inc. 10,227 1,629,979
Flexsteel Industries, Inc. 930 36,726
Forestar Group, Inc. * 4,685 115,392
Fox Factory Holding Corp. * 10,991 188,056
Frontier Group Holdings, Inc. * 22,685 106,846
Funko, Inc. Class A * 6,818 23,181
G-III Apparel Group Ltd. 9,267 268,372
Garrett Motion, Inc. (Switzerland)  40,873 712,416
Genesco, Inc. * 2,882 71,387
Gentherm, Inc. * 8,044 292,560
Global Business Travel Group I * 34,010 260,177
Global Industrial Co. 3,429 100,195
Gold.com, Inc. 5,059 172,259
Golden Entertainment, Inc. 5,107 138,859
Goodyear Tire & Rubber Co. * 69,887 612,210
Green Brick Partners, Inc. * 8,056 504,789
Group 1 Automotive, Inc. 3,154 1,240,468
Hamilton Beach Brands Holding Co. Class A  2,222 36,552
Haverty Furniture Cos., Inc. 3,105 72,533
Hilton Grand Vacations, Inc. * 15,352 687,002
HNI Corp. 16,339 686,892
Holley, Inc. * 19,135 79,028
Hovnanian Enterprises, Inc. Class A * 1,282 125,046
Hudson Technologies, Inc. * 10,472 71,733
Hyliion Holdings Corp. * 34,034 62,623
IMAX Corp. * 11,322 418,461
indie Semiconductor, Inc. Class A †* (China)  51,376 181,357
Inspired Entertainment, Inc. * 5,923 55,439
Installed Building Products, Inc. 5,974 1,549,596
Interface, Inc. 15,088 421,257
J Jill, Inc. 2,578 35,370
Jack in the Box, Inc. 5,071 96,095
JAKKS Pacific, Inc. 2,233 37,693
JetBlue Airways Corp. * 75,842 345,081
Johnson Outdoors, Inc. Class A  1,483 62,953
KB Home 16,246 916,437
Kohl's Corp. 28,078 573,072
Kontoor Brands, Inc. 14,116 862,346
Krispy Kreme, Inc. 21,998 88,432
Kura Sushi USA, Inc. Class A * 1,667 87,234
La-Z-Boy, Inc. 10,517 391,969
Lakeland Industries, Inc. 2,326 20,562
LCI Industries 6,086 738,475
Leggett & Platt, Inc. 33,633 369,963
LGI Homes, Inc. * 5,427 233,144
Life Time Group Holdings, Inc. * 38,892 1,033,749
a Shares Value
Lindblad Expeditions Holdings, Inc. * 9,738 $ 140,422
Lionsgate Studios Corp. * 53,957 492,627
Livewire Group, Inc. †* 9,490 41,946
Lovesac Co. * 3,938 58,085
M/I Homes, Inc. * 6,728 860,848
Madison Square Garden Entertainment Corp. * 10,233 551,456
Malibu Boats, Inc. Class A * 4,444 125,365
Marcus Corp. 6,225 96,550
Marine Products Corp. 2,063 18,072
MarineMax, Inc. * 4,876 118,145
Marriott Vacations Worldwide Corp. 7,121 410,810
MasterCraft Boat Holdings, Inc. * 4,460 84,339
Meritage Homes Corp. 17,618 1,159,264
Methode Electronics, Inc. 9,201 61,095
Microvast Holdings, Inc. * 52,899 148,117
Miller Industries, Inc. 2,753 102,880
MillerKnoll, Inc. 17,197 314,361
Monarch Casino & Resort, Inc. 3,317 317,437
Motorcar Parts of America, Inc. * 3,402 41,981
Movado Group, Inc. 3,536 72,912
National Vision Holdings, Inc. * 20,229 522,313
Nu Skin Enterprises, Inc. Class A  12,165 117,027
OneSpaWorld Holdings Ltd. (Bahamas)  26,058 540,443
OneWater Marine, Inc. Class A * 2,729 29,528
OPENLANE, Inc. * 27,201 810,046
Oxford Industries, Inc. 3,837 131,225
Papa John's International, Inc. 8,668 333,631
Patrick Industries, Inc. 8,480 919,486
PC Connection, Inc. 3,138 181,251
Peloton Interactive, Inc. Class A * 102,200 629,552
Petco Health & Wellness Co., Inc. * 20,560 57,774
Phinia, Inc. 9,999 626,837
Polaris, Inc. 13,890 878,543
Portillo's, Inc. Class A * 15,303 69,476
PriceSmart, Inc. 6,580 807,169
Pursuit Attractions & Hospitality, Inc. * 5,257 177,056
RCI Hospitality Holdings, Inc. 2,125 50,660
Red Rock Resorts, Inc. Class A  12,764 790,730
Reservoir Media, Inc. * 5,058 38,289
Resideo Technologies, Inc. * 33,308 1,169,777
REV Group, Inc. 12,533 762,132
Rocky Brands, Inc. 1,966 57,663
Rush Enterprises, Inc. Class A  15,825 853,601
Rush Enterprises, Inc. Class B  2,458 138,287
Rush Street Interactive, Inc. * 23,744 461,346
Sabre Corp. * 98,602 134,099
Sally Beauty Holdings, Inc. * 25,431 362,646
Savers Value Village, Inc. * 9,929 92,737
ScanSource, Inc. * 5,581 217,994
Shake Shack, Inc. Class A * 10,109 820,548
Shoe Carnival, Inc. 4,498 75,926
Signet Jewelers Ltd. (NYSE) 10,298 853,498
Six Flags Entertainment Corp. †* 24,614 377,579
SkyWest, Inc. * 10,370 1,041,252
Sleep Number Corp. * 6,003 50,785
Solid Power, Inc. * 38,117 161,997
Sonic Automotive, Inc. Class A  3,848 238,037
Sonos, Inc. * 30,794 540,743
Standard Motor Products, Inc. 5,685 209,492
Starz Entertainment Corp. * 3,343 39,113
Steven Madden Ltd. 18,526 771,423
Strattec Security Corp. * 1,025 78,044
Sun Country Airlines Holdings, Inc. * 13,794 198,496
Super Group SGHC Ltd. (Guernsey)  40,674 486,054

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Superior Group of Cos., Inc. 2,245 $ 21,732
Sweetgreen, Inc. Class A * 25,577 172,901
Taylor Morrison Home Corp. * 24,648 1,451,028
ThredUp, Inc. Class A * 24,474 156,389
Titan International, Inc. * 11,988 93,866
Titan Machinery, Inc. * 5,899 88,721
Topgolf Callaway Brands Corp. * 34,399 401,436
Torrid Holdings, Inc. * 6,756 6,610
Traeger, Inc. * 9,951 10,747
Tri Pointe Homes, Inc. * 21,728 683,780
UniFirst Corp. 3,771 727,426
United Parks & Resorts, Inc. * 7,350 266,805
Urban Outfitters, Inc. * 15,753 1,185,571
Victoria's Secret & Co. * 17,844 966,609
Virco Mfg. Corp. 3,128 19,988
Visteon Corp. 7,148 679,775
VSE Corp. 5,890 1,017,615
Wabash National Corp. 11,160 96,534
Warby Parker, Inc. Class A * 25,500 555,645
Webtoon Entertainment, Inc. * (South Korea)  4,452 58,010
Weyco Group, Inc. 1,756 53,716
Winmark Corp. 750 303,705
Winnebago Industries, Inc. 6,812 276,022
Wolverine World Wide, Inc. 21,361 387,702
XPEL, Inc. * 6,585 328,657
Xperi, Inc. * 11,779 69,025
Xponential Fitness, Inc. Class A * 8,156 67,124
Zumiez, Inc. * 3,319 86,460
73,310,442
Consumer, Non-Cyclical - 23.3%
spacing
10X Genomics, Inc. Class A * 28,139 458,947
4D Molecular Therapeutics, Inc. * 9,178 68,835
Aardvark Therapeutics, Inc. * 3,229 42,381
Abeona Therapeutics, Inc. * 11,637 61,327
ABM Industries, Inc. 15,676 663,095
Absci Corp. †* 37,253 130,013
Acacia Research Corp. * 9,931 37,142
ACADIA Pharmaceuticals, Inc. * 32,127 858,112
ACCO Brands Corp. 22,859 85,264
Accuray, Inc. * 25,115 20,710
Aclaris Therapeutics, Inc. * 23,241 69,955
Acme United Corp. 854 34,425
Actuate Therapeutics, Inc. * 3,285 20,104
AdaptHealth Corp. * 26,847 267,396
Adaptive Biotechnologies Corp. * 38,578 626,507
ADC Therapeutics SA * (Switzerland)  20,730 73,177
Addus HomeCare Corp. * 4,642 498,504
ADMA Biologics, Inc. * 60,259 1,099,124
Adtalem Global Education, Inc. * 9,197 951,614
agilon health, Inc. * 79,774 54,940
Agios Pharmaceuticals, Inc. * 14,768 401,985
AirSculpt Technologies, Inc. * 2,943 5,827
Akebia Therapeutics, Inc. * 66,987 107,849
Alarm.com Holdings, Inc. * 12,203 622,597
Aldeyra Therapeutics, Inc. * 16,655 86,273
Alector, Inc. * 18,776 29,291
Alico, Inc. 1,535 55,843
Alight, Inc. Class A  114,312 222,908
Alkermes PLC * 41,723 1,167,410
Allogene Therapeutics, Inc. * 33,996 46,575
Alpha Teknova, Inc. * 3,752 14,258
Alphatec Holdings, Inc. * 29,827 627,560
Alta Equipment Group, Inc. 5,874 27,020
a Shares Value
Altimmune, Inc. * 21,301 $ 76,897
Alumis, Inc. * 13,604 132,775
American Public Education, Inc. * 4,412 166,774
Amicus Therapeutics, Inc. * 76,845 1,094,273
AMN Healthcare Services, Inc. * 9,994 157,505
Amneal Pharmaceuticals, Inc. * 39,690 500,094
Amphastar Pharmaceuticals, Inc. * 9,203 246,456
Amylyx Pharmaceuticals, Inc. * 22,935 277,055
AnaptysBio, Inc. * 4,678 226,789
Anavex Life Sciences Corp. * 22,357 79,591
Andersons, Inc. 8,688 461,941
AngioDynamics, Inc. * 10,544 135,385
ANI Pharmaceuticals, Inc. * 4,572 360,914
Anika Therapeutics, Inc. * 3,621 34,798
Annexon, Inc. * 23,967 120,314
Anteris Technologies Global Corp. * 8,962 44,720
Apogee Therapeutics, Inc. * 9,951 751,101
Aquestive Therapeutics, Inc. * 27,324 176,513
Arbutus Biopharma Corp. * 39,983 192,318
Arcellx, Inc. * 8,698 567,110
Arcturus Therapeutics Holdings, Inc. * 6,940 42,542
Arcus Biosciences, Inc. * 20,333 484,535
Arcutis Biotherapeutics, Inc. * 27,897 810,129
Ardelyx, Inc. * 62,053 361,769
Ardent Health, Inc. * 5,836 51,532
Arlo Technologies, Inc. * 25,050 350,449
ArriVent Biopharma, Inc. †* 7,612 153,153
Arrowhead Pharmaceuticals, Inc. * 34,184 2,269,476
ARS Pharmaceuticals, Inc. †* 14,629 170,428
Artivion, Inc. * 10,847 494,732
Arvinas, Inc. * 16,683 197,860
Astrana Health, Inc. * 10,608 263,184
Astria Therapeutics, Inc. * 10,695 139,998
Atea Pharmaceuticals, Inc. * 21,675 77,380
AtriCure, Inc. * 12,436 491,968
aTyr Pharma, Inc. * 23,206 18,173
Aura Biosciences, Inc. * 10,831 59,029
Aurinia Pharmaceuticals, Inc. * (Canada)  31,447 501,580
Avadel Pharmaceuticals PLC * 23,023 496,146
Avanos Medical, Inc. * 11,711 131,515
Aveanna Healthcare Holdings, Inc. * 17,859 145,908
Avidity Biosciences, Inc. * 29,826 2,151,349
Avita Medical, Inc. * 2,979 10,278
Axogen, Inc. * 11,663 381,730
Axsome Therapeutics, Inc. * 10,597 1,935,436
Azenta, Inc. * 10,256 341,115
B&G Foods, Inc. 18,936 81,425
Barrett Business Services, Inc. 6,389 231,346
Beam Therapeutics, Inc. †* 24,547 680,443
Beauty Health Co. * 34,148 47,466
Benitec Biopharma, Inc. * (Australia)  3,756 50,593
Beta Bionics, Inc. * 9,995 304,548
Beyond Meat, Inc. †* 96,019 78,736
Bicara Therapeutics, Inc. * 7,811 131,459
BioAge Labs, Inc. * 6,275 83,018
BioCryst Pharmaceuticals, Inc. * 55,912 436,114
Biohaven Ltd. †* 24,116 272,270
BioLife Solutions, Inc. * 10,350 250,263
Biote Corp. Class A * 4,600 11,960
Bioventus, Inc. Class A * 12,300 91,512
BRC, Inc. Class A * 28,620 31,768
Bridgebio Pharma, Inc. * 40,985 3,134,943
Bright Minds Biosciences, Inc. * (Canada)  1,171 91,385
BrightSpring Health Services, Inc. * 28,414 1,064,104

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
BrightView Holdings, Inc. * 18,838 $ 238,677
Brink's Co. 10,853 1,266,871
Brookdale Senior Living, Inc. * 59,125 637,959
Butterfly Network, Inc. * 51,172 194,454
Cadiz, Inc. * 12,438 69,777
Cal-Maine Foods, Inc. 11,363 904,154
Calavo Growers, Inc. 4,082 88,783
Candel Therapeutics, Inc. †* 10,436 58,963
Capricor Therapeutics, Inc. * 10,204 294,487
CapsoVision, Inc. * 1,855 19,830
Cardiff Oncology, Inc. †* 16,697 46,919
CareDx, Inc. * 13,427 252,965
Carriage Services, Inc. 3,508 148,388
Cartesian Therapeutics, Inc. * 2,120 15,285
Cass Information Systems, Inc. 3,103 128,837
Castle Biosciences, Inc. * 7,422 288,716
Catalyst Pharmaceuticals, Inc. * 29,991 699,990
CBIZ, Inc. * 12,536 632,441
Celcuity, Inc. * 8,304 828,241
Celldex Therapeutics, Inc. * 16,875 458,325
Ceribell, Inc. * 6,547 143,576
Cerus Corp. * 46,095 94,956
CG oncology, Inc. * 14,292 593,404
Chaince Digital Holdings, Inc. * (China)  8,415 41,823
Chefs' Warehouse, Inc. * 9,338 582,038
Cidara Therapeutics, Inc. * 5,056 1,116,820
Cimpress PLC * (Ireland)  4,451 296,392
ClearPoint Neuro, Inc. * 6,939 94,926
Clover Health Investments Corp. †* 107,792 253,311
Cogent Biosciences, Inc. * 35,844 1,273,179
Coherus Oncology, Inc. * 26,989 38,324
Collegium Pharmaceutical, Inc. * 8,008 370,770
Community Health Systems, Inc. * 30,141 94,040
Compass Therapeutics, Inc. * 33,831 181,672
CompoSecure, Inc. Class A * 14,933 287,908
Concentra Group Holdings Parent, Inc. 30,132 592,998
CONMED Corp. 7,896 320,578
CoreCivic, Inc. * 27,214 520,060
CorMedix, Inc. †* 18,614 216,481
CorVel Corp. * 7,410 501,435
Corvus Pharmaceuticals, Inc. * 13,891 106,961
Coursera, Inc. * 35,547 261,626
CPI Card Group, Inc. * 1,785 26,204
CRA International, Inc. 1,642 329,541
Crinetics Pharmaceuticals, Inc. * 23,077 1,074,234
CRISPR Therapeutics AG * (Switzerland)  22,486 1,179,166
Cross Country Healthcare, Inc. * 8,026 65,011
Cullinan Therapeutics, Inc. * 13,414 138,835
Custom Truck One Source, Inc. * 15,914 91,665
CVRx, Inc. * 2,625 18,637
Cytek Biosciences, Inc. * 31,619 159,676
Cytokinetics, Inc. †* 30,094 1,912,173
Day One Biopharmaceuticals, Inc. * 18,916 176,297
Delcath Systems, Inc. * 8,023 81,032
Deluxe Corp. 11,751 262,400
Denali Therapeutics, Inc. * 34,049 562,149
Design Therapeutics, Inc. * 7,542 70,744
DiaMedica Therapeutics, Inc. * 9,440 75,142
Dianthus Therapeutics, Inc. * 6,315 260,241
Disc Medicine, Inc. * 6,466 513,465
Distribution Solutions Group, Inc. * 2,532 69,351
DocGo, Inc. * 24,785 21,756
Dole PLC 21,233 318,283
Driven Brands Holdings, Inc. * 15,705 232,748
a Shares Value
Dynavax Technologies Corp. * 26,264 $ 403,940
Dyne Therapeutics, Inc. * 32,572 637,108
Edgewell Personal Care Co. 12,194 207,908
Edgewise Therapeutics, Inc. * 17,449 432,997
Editas Medicine, Inc. * 18,839 38,620
Electromed, Inc. * 1,789 52,096
Eledon Pharmaceuticals, Inc. * 15,151 22,878
Embecta Corp. 15,185 180,398
Emerald Holding, Inc. † 3,581 16,007
Emergent BioSolutions, Inc. * 12,635 156,169
Enanta Pharmaceuticals, Inc. * 7,120 112,282
Enhabit, Inc. * 12,830 118,293
Enliven Therapeutics, Inc. * 9,504 146,362
Ennis, Inc. 6,192 111,518
Enovis Corp. * 14,508 386,493
Ensign Group, Inc. 14,505 2,526,771
Entrada Therapeutics, Inc. * 8,152 83,803
Erasca, Inc. * 44,309 164,829
Esperion Therapeutics, Inc. †* 60,012 222,044
Eton Pharmaceuticals, Inc. * 6,841 115,681
European Wax Center, Inc. Class A * 8,084 29,102
EVERTEC, Inc. 16,747 487,170
Evolus, Inc. †* 14,450 96,092
EyePoint, Inc. * 19,457 355,479
Fate Therapeutics, Inc. * 30,002 29,480
Fennec Pharmaceuticals, Inc. * (Canada)  5,332 41,056
First Advantage Corp. * 21,112 306,757
FitLife Brands, Inc. * 404 6,573
Flywire Corp. * 30,693 434,613
Foghorn Therapeutics, Inc. * 6,200 33,480
Forafric Global PLC * (Gibraltar)  571 6,298
Forrester Research, Inc. * 3,244 26,341
Fortrea Holdings, Inc. * 22,984 396,474
Franklin Covey Co. * 3,006 50,441
Fresh Del Monte Produce, Inc. 8,414 299,791
Fulcrum Therapeutics, Inc. * 11,012 124,546
Fulgent Genetics, Inc. * 5,108 134,187
GeneDx Holdings Corp. * 4,851 630,921
GEO Group, Inc. * 35,258 568,359
Geron Corp. * 143,109 188,904
Ginkgo Bioworks Holdings, Inc. * 10,349 86,000
Glaukos Corp. * 14,404 1,626,356
Gossamer Bio, Inc. * 49,616 153,810
Graham Holdings Co. Class B  830 911,838
GRAIL, Inc. * 9,074 776,644
Green Dot Corp. Class A * 13,614 174,395
Greenwich Lifesciences, Inc. †* 1,743 36,620
Grocery Outlet Holding Corp. * 25,238 254,904
Guardant Health, Inc. * 31,302 3,197,186
Guardian Pharmacy Services, Inc. Class A * 5,784 174,041
Gyre Therapeutics, Inc. * 1,997 14,099
Hackett Group, Inc. 6,475 127,104
Haemonetics Corp. * 12,405 994,261
Hain Celestial Group, Inc. * 22,708 24,298
Harmony Biosciences Holdings, Inc. * 11,083 414,726
Harrow, Inc. * 8,140 398,860
Healthcare Services Group, Inc. * 18,133 346,703
HealthEquity, Inc. * 21,999 2,015,328
Helen of Troy Ltd. * 5,966 126,777
Herbalife Ltd. * 26,931 347,141
Herc Holdings, Inc. 8,402 1,246,689
Heron Therapeutics, Inc. * 40,509 52,662
Hertz Global Holdings, Inc. †* 28,829 148,181
HF Foods Group, Inc. * 10,129 21,777

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
HireQuest, Inc. 1,321 $ 13,884
Honest Co., Inc. * 25,018 64,546
Humacyte, Inc. †* 33,224 31,912
Huron Consulting Group, Inc. * 4,376 756,654
ICF International, Inc. 4,655 397,071
ICU Medical, Inc. * 6,277 895,540
Ideaya Biosciences, Inc. * 21,103 729,531
ImmunityBio, Inc. †* 75,458 149,407
Immunome, Inc. * 24,158 518,914
Immunovant, Inc. * 18,248 463,864
Indivior PLC * (United Kingdom)  31,461 1,128,821
Information Services Group, Inc. 9,851 56,939
Ingles Markets, Inc. Class A  3,825 262,204
Inhibikase Therapeutics, Inc. * 14,875 30,494
Inhibrx Biosciences, Inc. * 2,308 182,332
Inmune Bio, Inc. * 3,634 5,669
Innovage Holding Corp. * 5,223 27,107
Innoviva, Inc. * 16,774 335,312
Inogen, Inc. * 6,640 44,621
Insperity, Inc. 9,575 370,744
Integer Holdings Corp. * 8,988 704,929
Integra LifeSciences Holdings Corp. * 17,747 220,418
Intellia Therapeutics, Inc. * 26,104 234,675
Interparfums, Inc. 4,657 395,053
Iovance Biotherapeutics, Inc. * 70,744 193,131
iRadimed Corp. 2,073 201,661
iRhythm Technologies, Inc. * 8,215 1,457,670
Ironwood Pharmaceuticals, Inc. * 43,149 145,412
Ispire Technology, Inc. * 5,028 14,078
J&J Snack Foods Corp. 3,917 353,979
Jade Biosciences, Inc. 11,945 184,311
Janux Therapeutics, Inc. * 10,467 144,445
John B Sanfilippo & Son, Inc. 1,998 141,059
John Wiley & Sons, Inc. Class A  10,593 324,464
Joint Corp. * 3,809 33,214
Journey Medical Corp. * 3,068 23,654
KalVista Pharmaceuticals, Inc. * 10,599 171,174
Kelly Services, Inc. Class A  8,102 71,298
Keros Therapeutics, Inc. * 7,546 153,637
Kestra Medical Technologies Ltd. * 5,016 133,024
Kforce, Inc. 4,861 150,302
KinderCare Learning Cos., Inc. * 7,293 31,506
Kodiak Sciences, Inc. * 8,079 225,889
Korn Ferry 13,699 904,408
Korro Bio, Inc. †* 1,808 14,482
KORU Medical Systems, Inc. * 10,668 61,981
Krystal Biotech, Inc. * 6,394 1,576,377
Kura Oncology, Inc. * 21,852 227,042
Kymera Therapeutics, Inc. * 14,640 1,139,138
Lantheus Holdings, Inc. * 17,259 1,148,586
Larimar Therapeutics, Inc. * 12,506 47,648
Laureate Education, Inc. * 32,969 1,110,066
LB Pharmaceuticals, Inc. * 4,712 104,889
Legalzoom.com, Inc. * 31,892 316,688
Legence Corp. Class A * 9,413 405,136
LeMaitre Vascular, Inc. 5,270 427,397
LENSAR, Inc. * 2,555 29,715
LENZ Therapeutics, Inc. †* 4,211 67,376
Lexeo Therapeutics, Inc. * 16,263 161,492
Lifecore Biomedical, Inc. * 6,103 49,923
LifeStance Health Group, Inc. * 42,677 300,446
Lifevantage Corp. 2,826 17,408
Lifeway Foods, Inc. * 1,536 37,217
Ligand Pharmaceuticals, Inc. * 4,988 943,081
a Shares Value
Limoneira Co. 4,181 $ 52,785
Lincoln Educational Services Corp. * 7,928 191,461
Liquidia Corp. * 16,333 563,325
LivaNova PLC * 14,078 866,219
Lucid Diagnostics, Inc. * 17,049 18,583
Madrigal Pharmaceuticals, Inc. * 4,794 2,791,738
Mama's Creations, Inc. * 9,408 126,914
MannKind Corp. * 80,454 456,174
MapLight Therapeutics, Inc. * 4,325 75,969
Maravai LifeSciences Holdings, Inc. Class A †* 28,705 93,291
MarketWise, Inc. 678 10,184
Marqeta, Inc. Class A * 94,774 450,177
Marzetti Co. 5,220 858,272
Matthews International Corp. Class A  7,785 203,344
MaxCyte, Inc. * 24,643 38,197
Maze Therapeutics, Inc. * 5,643 233,789
MBX Biosciences, Inc. * 7,349 231,787
Medifast, Inc. * 3,048 32,553
MediWound Ltd. * (Israel)  2,297 42,403
MeiraGTx Holdings PLC * 12,567 99,908
Merit Medical Systems, Inc. * 15,019 1,323,775
MGP Ingredients, Inc. 3,686 89,570
MiMedx Group, Inc. * 30,988 209,789
Mind Medicine MindMed, Inc. * 24,378 326,421
Mineralys Therapeutics, Inc. * 12,076 438,238
Mirum Pharmaceuticals, Inc. * 10,683 843,850
Mission Produce, Inc. * 11,037 128,029
Mister Car Wash, Inc. * 27,284 151,699
Monopar Therapeutics, Inc. * 1,184 77,315
Monro, Inc. 7,748 155,270
Monte Rosa Therapeutics, Inc. * 12,112 189,916
Myomo, Inc. * 8,569 7,798
Myriad Genetics, Inc. * 23,291 143,240
Nano-X Imaging Ltd. †* (Israel)  17,850 49,980
Nathan's Famous, Inc. 756 70,739
National Beverage Corp. * 5,815 185,440
National HealthCare Corp. 3,317 454,728
National Research Corp. 2,496 46,850
Natural Grocers by Vitamin Cottage, Inc. 3,450 86,423
Nature's Sunshine Products, Inc. * 4,482 96,722
Neogen Corp. * 56,211 392,915
NeoGenomics, Inc. * 33,308 391,702
Neurogene, Inc. * 3,044 62,706
Neuronetics, Inc. * 9,669 13,343
NeuroPace, Inc. * 6,456 99,681
Niagen Bioscience, Inc. * 13,975 88,881
Nkarta, Inc. * 15,785 29,202
Novavax, Inc. †* 39,582 265,991
Novocure Ltd. * 27,155 351,114
NPK International, Inc. * 21,427 255,410
Nurix Therapeutics, Inc. * 25,836 490,109
Nuvalent, Inc. Class A * 12,940 1,301,635
Nuvation Bio, Inc. †* 62,423 559,310
Nuvectis Pharma, Inc. * 3,273 24,711
Ocular Therapeutix, Inc. * 48,026 583,036
Olaplex Holdings, Inc. * 41,466 55,564
Olema Pharmaceuticals, Inc. * 15,057 376,425
Omeros Corp. * 16,956 291,219
OmniAb, Inc. * 25,109 46,452
Omnicell, Inc. * 12,039 545,367
Oncology Institute, Inc. * 15,746 56,056
OPKO Health, Inc. * 98,924 124,644
Option Care Health, Inc. * 41,223 1,313,365
OraSure Technologies, Inc. * 20,519 49,656

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Organogenesis Holdings, Inc. * 16,883 $ 87,454
ORIC Pharmaceuticals, Inc. * 17,948 146,815
Orthofix Medical, Inc. * 10,313 156,345
OrthoPediatrics Corp. * 4,047 71,875
Oruka Therapeutics, Inc. * 9,945 301,433
Oscar Health, Inc. Class A * 51,462 739,509
Outset Medical, Inc. * 4,703 17,448
Owens & Minor, Inc. * 19,798 55,434
Pacific Biosciences of California, Inc. * 70,790 132,377
Pacira BioSciences, Inc. * 12,004 310,664
PACS Group, Inc. * 11,107 426,398
Palvella Therapeutics, Inc. * 1,798 188,197
Payoneer Global, Inc. * 74,402 418,139
Paysafe Ltd. * 9,404 76,078
Pediatrix Medical Group, Inc. * 22,173 474,280
Pennant Group, Inc. * 9,032 254,251
Perdoceo Education Corp. 17,527 514,067
Personalis, Inc. * 13,355 106,306
Perspective Therapeutics, Inc. * 15,790 43,422
Phathom Pharmaceuticals, Inc. * 10,631 176,368
Phibro Animal Health Corp. Class A  5,264 196,663
Praxis Precision Medicines, Inc. * 5,806 1,711,260
Precigen, Inc. * 46,255 193,346
Prestige Consumer Healthcare, Inc. * 12,870 793,950
Prime Medicine, Inc. * 25,495 88,468
Priority Technology Holdings, Inc. * 6,911 37,665
Privia Health Group, Inc. * 29,716 704,566
PROCEPT BioRobotics Corp. * 14,005 440,597
PROG Holdings, Inc. 10,464 308,583
Progyny, Inc. * 19,693 505,716
Protagonist Therapeutics, Inc. * 15,011 1,311,061
Protalix BioTherapeutics, Inc. * 18,218 32,792
Protara Therapeutics, Inc. * 8,357 44,543
Prothena Corp. PLC * (Ireland)  10,522 100,485
PTC Therapeutics, Inc. * 19,997 1,518,972
Pulmonx Corp. * 10,089 22,297
Pulse Biosciences, Inc. †* 3,867 53,094
Puma Biotechnology, Inc. * 12,338 73,411
Quad/Graphics, Inc. 7,133 44,724
Quanex Building Products Corp. 12,562 193,204
Quanterix Corp. * 11,919 75,805
Quantum-Si, Inc. * 34,092 37,501
QuidelOrtho Corp. * 17,334 495,059
RadNet, Inc. * 17,547 1,251,978
Rapport Therapeutics, Inc. * 7,338 222,635
RCM Technologies, Inc. * 1,250 25,556
Recursion Pharmaceuticals, Inc. Class A †* 96,351 394,076
REGENXBIO, Inc. * 11,188 161,107
Relay Therapeutics, Inc. * 35,982 304,408
Remitly Global, Inc. * 44,163 609,449
Repay Holdings Corp. * 20,224 73,818
Replimune Group, Inc. * 17,578 170,858
Resources Connection, Inc. 9,146 46,096
Rezolute, Inc. * 20,410 48,168
Rhythm Pharmaceuticals, Inc. * 13,631 1,459,062
Rigel Pharmaceuticals, Inc. * 4,675 200,230
Rocket Pharmaceuticals, Inc. * 19,540 68,585
RxSight, Inc. * 9,397 97,917
Sana Biotechnology, Inc. * 42,698 173,781
Sanara Medtech, Inc. * 878 20,501
SANUWAVE Health, Inc. †* 1,845 55,055
Savara, Inc. * 36,789 221,838
SBC Medical Group Holdings, Inc. * 5,431 23,408
Scholar Rock Holding Corp. * 21,278 937,296
a Shares Value
Select Medical Holdings Corp. 27,771 $ 412,399
SELLAS Life Sciences Group, Inc. †* 35,921 135,422
Semler Scientific, Inc. * 3,041 46,497
Seneca Foods Corp. Class A * 1,253 138,619
Septerna, Inc. * 5,056 140,961
Sezzle, Inc. * 4,219 267,801
Shoulder Innovations, Inc. †* 1,415 20,235
SI-BONE, Inc. * 9,592 189,154
SIGA Technologies, Inc. 10,492 64,106
Simply Good Foods Co. * 23,620 474,290
Sionna Therapeutics, Inc. * 4,148 170,649
Soleno Therapeutics, Inc. * 12,030 556,989
Solesence, Inc. * 4,704 7,503
Solid Biosciences, Inc. * 13,941 78,627
Sonida Senior Living, Inc. * 1,093 35,643
SoundThinking, Inc. * 1,667 13,386
Spectrum Brands Holdings, Inc. 6,105 360,683
Spire Global, Inc. * 7,267 54,502
Spyre Therapeutics, Inc. * 17,765 581,981
STAAR Surgical Co. * 12,928 298,508
Stereotaxis, Inc. * 16,233 37,336
Stoke Therapeutics, Inc. * 11,896 377,579
StoneCo Ltd. Class A * (Brazil)  64,840 958,984
Strata Critical Medical, Inc. * 15,757 75,791
Strategic Education, Inc. 6,136 492,107
Stride, Inc. * 10,936 710,074
SunOpta, Inc. * (Canada)  23,974 91,101
Supernus Pharmaceuticals, Inc. * 13,952 693,414
Surgery Partners, Inc. * 20,013 309,201
Syndax Pharmaceuticals, Inc. * 21,981 461,821
Tactile Systems Technology, Inc. * 5,703 165,387
Tandem Diabetes Care, Inc. * 17,961 394,783
Tango Therapeutics, Inc. †* 27,454 243,242
Target Hospitality Corp. * 8,030 64,320
Tarsus Pharmaceuticals, Inc. * 10,048 822,730
Taysha Gene Therapies, Inc. * 55,590 305,745
Tectonic Therapeutic, Inc. †* 2,888 60,244
Tejon Ranch Co. * 5,981 94,320
Teladoc Health, Inc. * 47,144 330,008
Terns Pharmaceuticals, Inc. * 22,135 894,254
Tevogen Bio Holdings, Inc. * 7,780 2,576
TG Therapeutics, Inc. * 37,225 1,109,677
Theravance Biopharma, Inc. * 9,448 176,772
Third Harmonic Bio, Inc. * ± Ω 5,379 161
TIC Solutions, Inc. * 51,237 518,006
Tonix Pharmaceuticals Holding Corp. †* 3,255 50,843
Tootsie Roll Industries, Inc. 4,551 166,703
Transcat, Inc. * 2,486 141,031
TransMedics Group, Inc. * 8,661 1,053,611
Travere Therapeutics, Inc. * 21,294 813,644
Treace Medical Concepts, Inc. * 13,365 32,744
TreeHouse Foods, Inc. * 12,630 297,942
Trevi Therapeutics, Inc. * 23,138 289,688
TriNet Group, Inc. 7,695 455,005
TriSalus Life Sciences, Inc. * 7,684 53,634
TrueBlue, Inc. * 7,218 32,842
TuHURA Biosciences, Inc. * (Canada)  8,605 6,511
Turning Point Brands, Inc. 4,537 491,811
Tvardi Therapeutics, Inc. * 900 3,870
Twist Bioscience Corp. †* 15,294 485,126
Tyra Biosciences, Inc. * 6,615 173,908
U.S. Physical Therapy, Inc. 3,905 304,941
Udemy, Inc. * 24,572 143,746
UFP Technologies, Inc. * 1,902 422,301

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
United Natural Foods, Inc. * 15,579 $ 524,545
Universal Corp. 6,342 334,540
Universal Technical Institute, Inc. * 12,004 313,665
Upbound Group, Inc. 14,079 247,227
Upstream Bio, Inc. * 8,389 227,761
UroGen Pharma Ltd. †* 9,343 218,813
USANA Health Sciences, Inc. * 2,847 55,887
USCB Financial Holdings, Inc. 2,558 47,118
Utah Medical Products, Inc. 633 35,423
Utz Brands, Inc. 19,269 200,012
Vanda Pharmaceuticals, Inc. * 13,207 116,486
Varex Imaging Corp. * 10,558 123,001
Vaxcyte, Inc. * 29,499 1,361,084
Vera Therapeutics, Inc. * 14,337 726,026
Veracyte, Inc. * 20,284 853,956
Verastem, Inc. * 12,688 97,951
Vericel Corp. * 12,816 461,504
Verra Mobility Corp. * 40,941 917,488
Vestis Corp. 30,798 205,423
Viemed Healthcare, Inc. * 8,103 60,205
Village Super Market, Inc. Class A  2,310 81,762
Vir Biotechnology, Inc. * 23,174 139,739
Viridian Therapeutics, Inc. * 20,657 642,846
Vita Coco Co., Inc. * 12,252 649,479
Vital Farms, Inc. * 9,165 292,730
Voyager Therapeutics, Inc. * 10,557 41,489
Waldencast PLC Class A * 12,691 23,859
WaVe Life Sciences Ltd. * 29,830 507,110
WD-40 Co. 3,469 683,046
Weis Markets, Inc. 3,400 217,906
Westrock Coffee Co. * 9,330 37,973
Willdan Group, Inc. * 3,642 377,530
Xencor, Inc. * 18,192 278,520
Xenon Pharmaceuticals, Inc. * (Canada)  19,670 881,609
Xeris Biopharma Holdings, Inc. * 40,057 314,447
XOMA Royalty Corp. * 2,529 67,246
Zenas Biopharma, Inc. * 4,898 177,846
Zevia PBC Class A * 17,407 40,384
Zevra Therapeutics, Inc. * 13,714 122,877
Zymeworks, Inc. * 12,782 336,550
175,587,189
Energy - 5.0%
spacing
Alpha Metallurgical Resources, Inc. * 2,996 598,840
Archrock, Inc. 44,470 1,157,109
Array Technologies, Inc. †* 40,072 369,464
ASP Isotopes, Inc. * 23,995 128,373
Atlas Energy Solutions, Inc. 20,740 195,371
BKV Corp. * (Thailand)  5,697 154,674
Borr Drilling Ltd. * (Mexico)  68,012 274,088
Bristow Group, Inc. * 7,594 278,092
California Resources Corp. 19,482 871,040
CNX Resources Corp. * 33,660 1,237,678
Comstock Resources, Inc. * 18,826 436,387
Core Laboratories, Inc. 12,199 195,550
Core Natural Resources, Inc. 13,141 1,163,110
Crescent Energy Co. Class A  61,748 518,066
CVR Energy, Inc. * 8,260 210,134
Delek U.S. Holdings, Inc. 15,105 448,014
Diversified Energy Co. 14,648 212,103
DMC Global, Inc. * 5,294 35,417
DNOW, Inc. * 48,417 641,525
Empire Petroleum Corp. * 3,413 10,376
Eos Energy Enterprises, Inc. †* 79,479 910,829
a Shares Value
Epsilon Energy Ltd. 4,239 $ 19,669
Evolution Petroleum Corp. 7,880 27,895
Excelerate Energy, Inc. Class A  6,263 175,677
Expro Group Holdings NV * 23,035 307,517
Flotek Industries, Inc. * 3,853 66,387
Flowco Holdings, Inc. Class A  4,626 86,691
Fluence Energy, Inc. * 16,441 325,203
Forum Energy Technologies, Inc. * 2,626 97,031
FutureFuel Corp. 7,097 22,639
Gevo, Inc. †* 59,860 119,720
Golar LNG Ltd. †(Cameroon)  25,072 932,929
Granite Ridge Resources, Inc. 14,859 69,837
Green Plains, Inc. * 16,719 163,846
Gulfport Energy Corp. * 4,079 848,391
Hallador Energy Co. * 8,305 158,127
Helix Energy Solutions Group, Inc. * 37,587 235,670
Helmerich & Payne, Inc. 25,039 718,119
HighPeak Energy, Inc. † 4,432 21,008
Infinity Natural Resources, Inc. Class A * 3,983 58,670
Innovex International, Inc. * 10,664 233,222
Kinetik Holdings, Inc. † 11,664 420,487
Kodiak Gas Services, Inc. 21,756 813,674
Kolibri Global Energy, Inc. * (Canada)  9,189 36,113
Kosmos Energy Ltd. * (Ghana)  119,136 108,104
Liberty Energy, Inc. 40,759 752,411
Magnolia Oil & Gas Corp. Class A  46,684 1,021,913
Mammoth Energy Services, Inc. * 5,587 10,336
Matrix Service Co. * 7,719 90,312
Montauk Renewables, Inc. * 18,769 31,344
Murphy Oil Corp. † 34,812 1,087,875
Nabors Industries Ltd. * 3,764 204,385
NACCO Industries, Inc. Class A  1,080 52,963
National Energy Services Reunited Corp. * 15,907 249,104
Natural Gas Services Group, Inc. 2,221 74,737
New Fortress Energy, Inc. †* 45,200 51,528
NextDecade Corp. * 35,594 187,580
NextNRG, Inc. †* 6,719 9,743
Nextpower, Inc. Class A * 37,602 3,275,510
Noble Corp. PLC † 32,989 931,609
Northern Oil & Gas, Inc. † 24,889 534,367
Oceaneering International, Inc. * 25,488 612,477
Oil States International, Inc. * 13,544 91,693
OPAL Fuels, Inc. Class A * 7,394 17,413
Par Pacific Holdings, Inc. * 12,827 450,741
Patterson-UTI Energy, Inc. 89,423 546,375
PBF Energy, Inc. Class A  21,753 589,941
Peabody Energy Corp. 31,191 926,373
Plug Power, Inc. †* 286,902 565,197
Prairie Operating Co. * 8,052 13,608
PrimeEnergy Resources Corp. * 145 24,795
ProFrac Holding Corp. Class A * 8,310 32,326
ProPetro Holding Corp. * 20,410 194,099
Ramaco Resources, Inc. Class A * 10,609 190,962
Ranger Energy Services, Inc. Class A  4,423 61,834
REX American Resources Corp. * 7,432 240,202
Riley Exploration Permian, Inc. 3,470 91,608
RPC, Inc. 22,984 125,033
Sable Offshore Corp. * 19,978 180,202
SandRidge Energy, Inc. 9,529 137,503
SEACOR Marine Holdings, Inc. * 4,633 27,891
Seadrill Ltd. * (Norway)  15,896 550,002
Select Water Solutions, Inc. 24,244 255,047
Shoals Technologies Group, Inc. Class A * 42,261 359,219
SM Energy Co. 29,972 560,476

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Solaris Energy Infrastructure, Inc. 10,899 $ 501,027
Summit Midstream Corp. * 2,495 66,567
SunCoke Energy, Inc. 22,071 158,911
SunPower, Inc. †* 14,495 22,757
Sunrun, Inc. * 57,589 1,059,638
T1 Energy, Inc. †* (Norway)  33,198 221,763
Talos Energy, Inc. * 32,648 359,781
TETRA Technologies, Inc. * 32,528 304,787
Tidewater, Inc. * 12,528 632,789
Transocean Ltd. * 238,632 985,550
VAALCO Energy, Inc. 30,442 110,809
Valaris Ltd. * 16,107 811,793
Verde Clean Fuels, Inc. * 1,130 2,328
Vitesse Energy, Inc. † 7,687 148,052
W&T Offshore, Inc. 26,922 43,883
Warrior Met Coal, Inc. 13,391 1,180,684
XCF Global, Inc. Class A * 17,358 4,739
38,139,458
Financial - 23.2%
spacing
1st Source Corp. 4,915 307,138
Abacus Global Management, Inc. † 10,107 86,415
Acadia Realty Trust REIT 34,262 703,741
Acadian Asset Management, Inc. 7,174 337,178
ACNB Corp. 2,752 133,059
ACRES Commercial Realty Corp. REIT * 1,696 36,193
Adamas Trust, Inc. REIT 22,811 166,520
Advanced Flower Capital, Inc. REIT 3,968 11,309
Alerus Financial Corp. 6,231 140,322
Alexander & Baldwin, Inc. REIT 19,156 395,380
Alexander's, Inc. REIT 543 118,341
Alpine Income Property Trust, Inc. REIT 3,888 65,007
AlTi Global, Inc. * 9,827 45,597
Amalgamated Financial Corp. 5,817 186,319
Amerant Bancorp, Inc. 9,333 182,087
American Assets Trust, Inc. REIT 14,334 271,343
American Coastal Insurance Corp. 7,286 92,022
American Healthcare REIT, Inc. 43,801 2,061,275
American Integrity Insurance Group, Inc. * 1,988 41,410
American Realty Investors, Inc. * 308 4,946
Ameris Bancorp 17,078 1,268,383
AMERISAFE, Inc. 4,771 183,254
Ames National Corp. 2,809 64,495
Angel Oak Mortgage REIT, Inc. 3,681 31,693
Anywhere Real Estate, Inc. * 28,052 397,216
Apartment Investment & Management Co.
Class A REIT 34,050 202,257
Apollo Commercial Real Estate Finance, Inc.
REIT 35,326 341,956
Apple Hospitality REIT, Inc. 57,975 687,004
Arbor Realty Trust, Inc. REIT † 44,628 346,313
ARES Commercial Real Estate Corp. REIT 13,799 65,959
Armada Hoffler Properties, Inc. REIT 19,944 132,029
ARMOUR Residential REIT, Inc. † 29,433 520,670
Arrow Financial Corp. 4,358 136,841
Artisan Partners Asset Management, Inc. Class A  16,009 652,207
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  3,890 144,319
Associated Banc-Corp. 42,566 1,096,500
Ategrity Specialty Holdings LLC * 1,076 22,607
Atlantic Union Bankshares Corp. 36,501 1,288,485
Atlanticus Holdings Corp. * 1,496 100,157
Avidbank Holdings, Inc. * 824 21,885
Axos Financial, Inc. * 14,065 1,211,840
a Shares Value
Bakkt Holdings, Inc. * 2,605 $ 26,154
Baldwin Insurance Group, Inc. †* 18,778 451,235
Banc of California, Inc. 32,739 631,535
BancFirst Corp. 5,444 577,173
Banco Latinoamericano de Comercio Exterior SA
(Panama)  7,362 328,345
Bancorp, Inc. * 10,902 736,103
Bank First Corp. 2,388 290,906
Bank of Hawaii Corp. 10,188 696,554
Bank of Marin Bancorp 4,032 104,872
Bank of NT Butterfield & Son Ltd. (Bermuda)  10,858 540,946
Bank7 Corp. 1,308 53,602
BankFinancial Corp. 2,395 28,740
BankUnited, Inc. 19,541 870,942
Bankwell Financial Group, Inc. 1,898 86,966
Banner Corp. 8,678 543,763
Bar Harbor Bankshares 3,763 116,841
BayCom Corp. 2,583 75,940
BCB Bancorp, Inc. 4,808 38,801
Beacon Financial Corp. 21,225 559,703
Better Home & Finance Holding Co. * 1,307 42,582
BGC Group, Inc. Class A  93,383 833,910
Bit Digital, Inc. * 83,594 157,993
Bitdeer Technologies Group Class A †* 26,317 295,014
Blackstone Mortgage Trust, Inc. Class A REIT † 41,237 788,864
Blue Foundry Bancorp * 5,245 65,195
Blue Ridge Bankshares, Inc. 16,423 70,126
Bowhead Specialty Holdings, Inc. * 4,043 115,387
Braemar Hotels & Resorts, Inc. REIT 18,208 52,257
Brandywine Realty Trust REIT 42,048 122,780
Bread Financial Holdings, Inc. 7,617 563,887
Bridgewater Bancshares, Inc. * 5,758 100,938
BrightSpire Capital, Inc. REIT 33,662 188,507
Broadstone Net Lease, Inc. REIT 48,634 844,773
Brookfield Business Corp. Class A †(Canada)  5,779 207,351
BRT Apartments Corp. REIT 2,492 36,632
Burford Capital Ltd. 53,093 473,590
Burke & Herbert Financial Services Corp. 3,558 221,699
Business First Bancshares, Inc. 7,713 201,618
BV Financial, Inc. * 2,179 39,527
Byline Bancorp, Inc. 8,177 238,360
C&F Financial Corp. 818 59,379
Cadence Bank 46,120 1,975,781
California BanCorp 5,481 102,330
Camden National Corp. 4,182 181,415
Cannae Holdings, Inc. 12,096 190,270
Capital Bancorp, Inc. 3,165 89,158
Capital City Bank Group, Inc. 3,804 161,936
Capitol Federal Financial, Inc. 31,851 216,905
CareTrust REIT, Inc. † 57,969 2,096,159
Carter Bankshares, Inc. * 5,755 113,143
Cathay General Bancorp 17,175 831,098
CB Financial Services, Inc. 1,217 42,425
CBL & Associates Properties, Inc. REIT 5,033 186,221
Centerspace REIT 4,385 292,567
Central Pacific Financial Corp. 6,796 211,763
CF Bankshares, Inc. 966 24,102
Chain Bridge Bancorp, Inc. Class A * 808 27,989
Chatham Lodging Trust REIT 12,606 85,847
Chemung Financial Corp. 1,190 66,402
Chicago Atlantic Real Estate Finance, Inc. REIT 4,534 55,587
Chimera Investment Corp. REIT 21,159 263,006
ChoiceOne Financial Services, Inc. 3,850 113,652
Cipher Mining, Inc. †* 83,692 1,235,294

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Citizens & Northern Corp. 3,373 $ 68,033
Citizens Community Bancorp, Inc. 2,400 42,768
Citizens Financial Services, Inc. 1,214 69,222
Citizens, Inc. †* 11,977 57,849
City Holding Co. 3,493 416,366
City Office REIT, Inc. 9,473 66,216
Civista Bancshares, Inc. 5,420 120,432
Claros Mortgage Trust, Inc. REIT * 22,842 69,897
Cleanspark, Inc. †* 71,102 719,552
Clipper Realty, Inc. REIT 4,893 18,691
CNB Financial Corp. 7,738 202,503
CNO Financial Group, Inc. 25,006 1,062,005
Coastal Financial Corp. * 3,259 373,449
CoastalSouth Bancshares, Inc. * 1,018 23,669
Cohen & Steers, Inc. 7,086 444,859
Colony Bankcorp, Inc. 4,665 83,130
Columbia Financial, Inc. * 7,024 109,153
Commercial Bancgroup, Inc. * 1,366 33,549
Community Financial System, Inc. 13,565 779,174
Community Healthcare Trust, Inc. REIT 7,741 127,107
Community Trust Bancorp, Inc. 4,074 230,181
Community West Bancshares 4,330 97,425
Compass Diversified Holdings 17,646 84,701
Compass, Inc. Class A * 126,575 1,337,898
ConnectOne Bancorp, Inc. 12,105 317,393
Consumer Portfolio Services, Inc. * 2,941 27,440
COPT Defense Properties REIT 29,200 811,760
Core Scientific, Inc. †* 74,062 1,078,343
Crawford & Co. Class A  4,680 52,650
CTO Realty Growth, Inc. REIT 7,907 145,568
Curbline Properties Corp. REIT 24,940 578,857
Cushman & Wakefield Ltd. * 43,347 701,788
Customers Bancorp, Inc. * 8,232 601,924
CVB Financial Corp. 33,491 622,933
Dave, Inc. * 2,674 592,050
Diamond Hill Investment Group, Inc. 690 116,955
DiamondRock Hospitality Co. REIT 53,160 476,314
Dime Community Bancshares, Inc. 10,120 304,511
Diversified Healthcare Trust REIT 59,413 288,153
Donegal Group, Inc. Class A  4,911 98,122
Douglas Elliman, Inc. * 19,485 46,179
Douglas Emmett, Inc. REIT 34,514 379,309
Dynex Capital, Inc. REIT † 37,165 520,682
Eagle Bancorp Montana, Inc. 1,943 38,666
Eagle Bancorp, Inc. 7,495 160,543
Eagle Financial Services, Inc. 1,029 40,949
Easterly Government Properties, Inc. REIT 11,057 234,298
Eastern Bankshares, Inc. 56,910 1,048,851
ECB Bancorp, Inc. * 1,588 27,615
eHealth, Inc. * 7,718 35,503
Ellington Financial, Inc. REIT 24,799 336,770
Elme Communities REIT 23,059 401,227
Empire State Realty Trust, Inc. Class A REIT 38,236 249,299
Employers Holdings, Inc. 5,781 249,566
Enact Holdings, Inc. 7,435 294,723
Encore Capital Group, Inc. * 5,730 311,426
Enova International, Inc. * 6,227 978,884
Enterprise Financial Services Corp. 9,279 501,066
Equity Bancshares, Inc. Class A  3,671 163,910
Esquire Financial Holdings, Inc. 1,949 198,934
Essent Group Ltd. 24,397 1,586,049
Essential Properties Realty Trust, Inc. REIT 51,044 1,513,965
eXp World Holdings, Inc. † 23,528 212,928
F&G Annuities & Life, Inc. 9,761 301,127
a Shares Value
Farmers & Merchants Bancorp, Inc. 3,158 $ 78,066
Farmers National Banc Corp. 9,016 120,093
Farmland Partners, Inc. REIT 11,924 115,544
FB Bancorp, Inc. * 4,872 62,605
FB Financial Corp. 10,836 604,649
Federal Agricultural Mortgage Corp. Class C  2,389 419,437
Fidelis Insurance Holdings Ltd. (United Kingdom)  14,980 293,159
Fidelity D&D Bancorp, Inc. 1,217 52,976
Finance of America Cos., Inc. Class A * 1,233 29,851
Financial Institutions, Inc. 4,909 153,014
Finward Bancorp 776 27,307
Finwise Bancorp * 2,221 39,845
First BanCorp 40,992 849,764
First Bancorp, Inc. 2,555 67,554
First Bancorp/Southern Pines NC 10,513 533,955
First Bank 5,270 86,744
First Busey Corp. 22,165 527,305
First Business Financial Services, Inc. 2,259 122,664
First Capital, Inc. 821 48,603
First Commonwealth Financial Corp. 26,857 452,809
First Community Bankshares, Inc. 4,241 143,049
First Community Corp. 1,852 54,912
First Financial Bancorp 24,828 621,197
First Financial Bankshares, Inc. 34,241 1,022,779
First Financial Corp. 3,207 193,767
First Foundation, Inc. * 17,190 105,890
First Internet Bancorp 1,971 41,135
First Interstate BancSystem, Inc. Class A  23,411 810,021
First Merchants Corp. 14,594 546,983
First Mid Bancshares, Inc. 5,623 219,297
First National Corp. 1,928 48,663
First Savings Financial Group, Inc. 1,461 46,547
First United Corp. 1,630 61,027
First Western Financial, Inc. * 2,110 56,569
Firstsun Capital Bancorp * 3,309 124,534
Five Star Bancorp 4,065 145,446
Flagstar Bank NA 79,245 997,695
Flushing Financial Corp. 8,008 121,481
Forge Global Holdings, Inc. * 2,702 120,401
Four Corners Property Trust, Inc. REIT 26,700 615,702
Franklin BSP Realty Trust, Inc. REIT 20,543 206,046
Franklin Financial Services Corp. 1,078 54,116
Franklin Street Properties Corp. REIT 29,272 27,685
FrontView REIT, Inc. 4,714 69,579
FRP Holdings, Inc. * 2,736 62,353
FS Bancorp, Inc. 1,370 56,403
FTAI Infrastructure, Inc. 25,842 119,132
Fulton Financial Corp. 47,996 927,763
FVCBankcorp, Inc. 3,783 52,622
GBank Financial Holdings, Inc. * 2,426 82,217
GCM Grosvenor, Inc. Class A  13,049 147,715
Genworth Financial, Inc. * 106,363 960,458
German American Bancorp, Inc. 9,184 359,829
Getty Realty Corp. REIT 14,058 384,767
Glacier Bancorp, Inc. 32,877 1,448,232
Gladstone Commercial Corp. REIT 12,521 133,599
Gladstone Land Corp. REIT † 9,528 87,181
Global Medical REIT, Inc. 3,059 103,211
Global Net Lease, Inc. REIT 52,431 450,907
GoHealth, Inc. Class A * 1,146 2,464
Goosehead Insurance, Inc. Class A  6,059 446,245
Great Southern Bancorp, Inc. 2,036 125,336
Greene County Bancorp, Inc. 1,909 42,437
Greenlight Capital Re Ltd. Class A * 7,418 108,154

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
HA Sustainable Infrastructure Capital, Inc. † 31,759 $ 998,185
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  12,281 342,640
Hancock Whitney Corp. 21,900 1,394,592
Hanmi Financial Corp. 7,807 211,023
Hanover Bancorp, Inc. 1,142 26,392
Hawthorn Bancshares, Inc. 1,511 52,704
HBT Financial, Inc. 3,530 91,251
HCI Group, Inc. 2,767 530,406
Heritage Commerce Corp. 16,032 192,544
Heritage Financial Corp. 8,789 207,860
Heritage Insurance Holdings, Inc. * 6,376 186,562
Hilltop Holdings, Inc. 11,303 383,624
Hingham Institution For Savings 444 126,078
Hippo Holdings, Inc. * 4,503 135,450
Home Bancorp, Inc. 1,743 100,745
Home BancShares, Inc. 48,118 1,336,718
HomeTrust Bancshares, Inc. 4,415 189,580
Hope Bancorp, Inc. 32,214 353,065
Horace Mann Educators Corp. 10,803 498,883
Horizon Bancorp, Inc. 12,745 216,155
Hudson Pacific Properties, Inc. REIT * 14,025 151,891
Hut 8 Corp. * (Canada)  24,628 1,131,410
Independence Realty Trust, Inc. REIT 62,223 1,087,658
Independent Bank Corp. (IBCP US) 5,232 170,197
Independent Bank Corp. (INDB US) 12,836 938,055
Industrial Logistics Properties Trust REIT 14,681 81,333
Innovative Industrial Properties, Inc. REIT 7,026 332,751
Innventure, Inc. * 6,606 27,613
International Bancshares Corp. 14,040 932,818
International Money Express, Inc. * 6,731 103,388
InvenTrust Properties Corp. REIT 20,442 576,669
Invesco Mortgage Capital, Inc. REIT † 19,069 160,370
Investar Holding Corp. 2,084 55,684
Investors Title Co. 373 93,116
Jackson Financial, Inc. Class A  17,981 1,917,674
James River Group Holdings, Inc. 7,627 48,508
JBG SMITH Properties REIT 15,392 261,818
Jefferson Capital, Inc. 2,730 60,988
John Marshall Bancorp, Inc. 3,207 64,108
Kearny Financial Corp. 14,009 103,807
Kennedy-Wilson Holdings, Inc. 30,470 294,645
Kestrel Group Ltd. * (Bermuda)  504 5,161
Kingstone Cos., Inc. 3,053 51,382
Kingsway Financial Services, Inc. * (Canada)  4,977 66,941
Kite Realty Group Trust REIT 56,460 1,353,346
KKR Real Estate Finance Trust, Inc. REIT 14,555 119,642
Ladder Capital Corp. REIT 30,490 335,085
Lakeland Financial Corp. 6,529 372,545
Landmark Bancorp, Inc. 1,158 30,328
LCNB Corp. 3,268 53,563
Legacy Housing Corp. * 2,221 43,354
Lemonade, Inc. * 15,613 1,111,333
LendingClub Corp. * 29,271 554,393
LendingTree, Inc. * 2,961 157,200
LINKBANCORP, Inc. 5,909 48,808
Live Oak Bancshares, Inc. 9,156 314,509
loanDepot, Inc. Class A * 21,461 44,424
LTC Properties, Inc. REIT 11,993 412,319
Lument Finance Trust, Inc. REIT 10,008 14,111
LXP Industrial Trust REIT 15,162 751,732
Macerich Co. REIT 65,579 1,210,588
MainStreet Bancshares, Inc. 1,735 35,325
MARA Holdings, Inc. †* 95,797 860,257
a Shares Value
Marcus & Millichap, Inc. 6,006 $ 163,904
Marex Group PLC (United Kingdom)  14,213 545,211
Maui Land & Pineapple Co., Inc. * 2,581 43,722
MBIA, Inc. * 12,241 87,646
McGrath RentCorp 6,386 670,083
Mechanics Bancorp Class A  12,309 180,081
Medallion Financial Corp. 3,869 39,812
Mercantile Bank Corp. 3,940 189,514
Merchants Bancorp 6,952 236,785
Mercury General Corp. 7,101 667,920
Meridian Corp. 2,420 42,544
Metrocity Bankshares, Inc. 5,516 146,395
Metropolitan Bank Holding Corp. 2,349 179,370
MFA Financial, Inc. REIT 26,953 250,932
Miami International Holdings, Inc. * 6,057 268,810
Mid Penn Bancorp, Inc. 5,181 160,715
Middlefield Banc Corp. 1,903 65,730
Midland States Bancorp, Inc. 5,116 108,306
MidWestOne Financial Group, Inc. 4,432 170,632
Mobile Infrastructure Corp. * 4,944 12,607
Modiv Industrial, Inc. REIT 2,471 35,558
Moelis & Co. Class A  17,577 1,208,243
MVB Financial Corp. 2,630 67,933
National Bank Holdings Corp. Class A  9,672 367,633
National Bankshares, Inc. 1,297 43,488
National Health Investors, Inc. REIT 12,139 927,055
Navient Corp. 17,520 227,760
NB Bancorp, Inc. 9,760 193,443
NBT Bancorp, Inc. 13,353 554,417
Nelnet, Inc. Class A  2,920 388,243
NerdWallet, Inc. Class A * 10,505 142,343
NET Lease Office Properties REIT 4,339 111,903
NETSTREIT Corp. REIT 21,647 381,853
Newmark Group, Inc. Class A  38,394 665,752
NewtekOne, Inc. 6,627 75,216
NexPoint Diversified Real Estate Trust REIT 11,014 42,184
Nexpoint Real Estate Finance, Inc. REIT 1,694 23,852
NexPoint Residential Trust, Inc. REIT 6,042 181,864
NI Holdings, Inc. * 2,437 32,412
Nicolet Bankshares, Inc. 3,494 423,822
NMI Holdings, Inc. * 20,097 819,757
Northeast Bank 2,040 212,017
Northeast Community Bancorp, Inc. 3,646 82,436
Northfield Bancorp, Inc. 9,371 107,111
Northpointe Bancshares, Inc. 4,593 77,071
Northrim BanCorp, Inc. 6,000 159,660
Northwest Bancshares, Inc. 36,541 438,492
Norwood Financial Corp. 2,376 66,647
Oak Valley Bancorp 2,000 60,120
OceanFirst Financial Corp. 15,210 273,020
Octave Specialty Group, Inc. * 12,019 93,508
OFG Bancorp 11,161 457,378
Ohio Valley Banc Corp. 948 37,901
Old National Bancorp 90,040 2,008,792
Old Second Bancorp, Inc. 13,346 260,247
One Liberty Properties, Inc. REIT 4,711 95,586
Onity Group, Inc. * 1,643 75,233
OP Bancorp 3,233 45,650
Oportun Financial Corp. * 9,020 47,716
OppFi, Inc. 6,548 68,492
Orange County Bancorp, Inc. 3,049 87,049
Orchid Island Capital, Inc. REIT † 37,480 269,856
Origin Bancorp, Inc. 7,668 288,393
Orrstown Financial Services, Inc. 4,559 161,480

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Outfront Media, Inc. REIT 37,849 $ 912,161
P10, Inc. Class A  14,295 140,234
Pagseguro Digital Ltd. Class A (Brazil)  47,547 458,353
Palomar Holdings, Inc. * 6,805 917,042
Park National Corp. 3,894 592,589
Parke Bancorp, Inc. 3,261 81,655
Pathward Financial, Inc. 5,815 412,865
Patria Investments Ltd. Class A (Cayman)  16,693 265,252
Patriot National Bancorp, Inc. * 16,713 30,418
Paysign, Inc. * 9,179 47,272
PCB Bancorp 2,547 55,143
Peakstone Realty Trust REIT 9,543 136,942
Peapack-Gladstone Financial Corp. 4,263 118,725
Pebblebrook Hotel Trust REIT † 31,431 355,799
PennyMac Financial Services, Inc. 7,632 1,006,203
PennyMac Mortgage Investment Trust REIT 22,477 282,086
Peoples Bancorp of North Carolina, Inc. 1,450 52,490
Peoples Bancorp, Inc. 9,086 272,853
Peoples Financial Services Corp. 2,413 117,537
Perella Weinberg Partners 16,496 285,381
Phillips Edison & Co., Inc. REIT 33,055 1,175,766
Piedmont Realty Trust, Inc. REIT 32,910 274,469
Pioneer Bancorp, Inc. * 3,302 44,511
Piper Sandler Cos. 4,522 1,536,169
PJT Partners, Inc. Class A  5,945 994,004
Plumas Bancorp 1,631 72,889
Plymouth Industrial REIT, Inc. 10,326 225,933
Ponce Financial Group, Inc. * 5,664 92,606
Postal Realty Trust, Inc. Class A REIT 5,903 95,274
PotlatchDeltic Corp. REIT 19,940 793,213
PRA Group, Inc. * 9,836 173,999
Preferred Bank 2,329 219,927
Primis Financial Corp. 4,573 63,610
Princeton Bancorp, Inc. 1,225 42,495
ProAssurance Corp. * 13,737 331,886
Provident Financial Services, Inc. 33,201 655,720
QCR Holdings, Inc. 4,178 348,027
Radian Group, Inc. 35,293 1,270,195
RBB Bancorp 4,258 87,885
RE/MAX Holdings, Inc. Class A * 4,817 36,561
Ready Capital Corp. REIT † 43,620 95,092
Real Brokerage, Inc. * (Canada)  33,723 123,089
Red River Bancshares, Inc. 1,177 84,073
Redwood Trust, Inc. REIT 34,627 191,487
Regional Management Corp. 2,358 91,373
Renasant Corp. 24,571 865,391
Republic Bancorp, Inc. Class A  2,182 150,536
Resolute Holdings Management, Inc. * 1,053 217,371
Rhinebeck Bancorp, Inc. * 1,687 20,278
Richmond Mutual BanCorp, Inc. 2,162 30,354
Riot Platforms, Inc. * 89,938 1,139,514
Rithm Property Trust, Inc. REIT 1,745 28,938
Riverview Bancorp, Inc. 5,172 25,963
RLJ Lodging Trust REIT 35,489 264,393
RMR Group, Inc. Class A  4,523 67,393
Root, Inc. Class A * 3,076 222,179
Ryman Hospitality Properties, Inc. REIT 15,921 1,506,445
S&T Bancorp, Inc. 10,109 397,789
Sabra Health Care REIT, Inc. 61,845 1,171,344
Safehold, Inc. REIT 15,158 207,513
Safety Insurance Group, Inc. 3,777 294,266
Saul Centers, Inc. REIT 3,293 103,828
SB Financial Group, Inc. 1,567 34,897
Seacoast Banking Corp. of Florida 22,699 713,203
a Shares Value
Seaport Entertainment Group, Inc. * 1,871 $ 36,990
Security National Financial Corp. Class A * 4,103 36,968
Selective Insurance Group, Inc. 15,724 1,315,627
Selectquote, Inc. * 33,389 47,078
Service Properties Trust REIT 42,751 78,662
ServisFirst Bancshares, Inc. 13,202 947,772
Seven Hills Realty Trust REIT 5,685 50,597
Shore Bancshares, Inc. 7,617 134,669
Siebert Financial Corp. * 4,649 16,318
Sierra Bancorp 3,280 107,190
Sila Realty Trust, Inc. REIT 13,970 325,641
Silvercrest Asset Management Group, Inc.
Class A  1,365 20,734
Simmons First National Corp. Class A  37,810 712,719
SiriusPoint Ltd. * (Sweden)  18,038 394,852
SITE Centers Corp. REIT 12,835 82,401
Sky Harbour Group Corp. * 5,489 49,236
Skyward Specialty Insurance Group, Inc. * 9,349 477,827
SL Green Realty Corp. REIT 18,506 848,870
Slide Insurance Holdings, Inc. * 6,330 123,308
SmartFinancial, Inc. 3,566 131,906
Smartstop Self Storage REIT, Inc. 8,109 250,892
Sound Financial Bancorp, Inc. 481 20,986
South Plains Financial, Inc. 3,186 123,617
Southern First Bancshares, Inc. * 2,115 108,965
Southern Missouri Bancorp, Inc. 2,549 150,697
Southside Bancshares, Inc. 7,386 224,461
SR Bancorp, Inc. 1,877 29,544
St. Joe Co. 9,817 582,835
Stellar Bancorp, Inc. 11,898 368,124
StepStone Group, Inc. Class A  18,000 1,155,060
Sterling Bancorp, Inc. * ± Ω 5,290 –
Stewart Information Services Corp. 7,341 515,779
Stock Yards Bancorp, Inc. 6,778 440,231
StoneX Group, Inc. * 12,650 1,203,395
Stratus Properties, Inc. * 1,416 34,239
Strawberry Fields REIT, Inc. 2,052 26,881
Summit Hotel Properties, Inc. REIT 29,249 142,443
Sunrise Realty Trust, Inc. REIT 3,065 28,903
Sunstone Hotel Investors, Inc. REIT 47,148 421,503
SWK Holdings Corp. 1,531 26,333
Tanger, Inc. REIT 28,947 965,961
Terawulf, Inc. †* 78,223 898,782
Terreno Realty Corp. REIT 26,355 1,547,302
Texas Capital Bancshares, Inc. * 11,736 1,062,577
Third Coast Bancshares, Inc. * 3,460 131,515
Timberland Bancorp, Inc. 2,149 76,934
Tiptree, Inc. 6,823 124,656
Tompkins Financial Corp. 3,448 250,049
Towne Bank 18,656 622,551
TPG Mortgage Investment Trust, Inc. REIT 8,637 73,587
TPG RE Finance Trust, Inc. REIT 18,959 163,237
Transcontinental Realty Investors, Inc. REIT * 349 20,458
TriCo Bancshares 7,911 374,744
Triumph Financial, Inc. * 5,801 363,317
Trupanion, Inc. * 9,344 349,185
TrustCo Bank Corp. 4,712 194,747
Trustmark Corp. 14,573 567,618
Two Harbors Investment Corp. REIT 26,885 282,293
UMB Financial Corp. 18,705 2,151,823
UMH Properties, Inc. REIT 20,970 333,633
Union Bankshares, Inc. 871 20,669
United Bankshares, Inc. 35,856 1,376,870
United Community Banks, Inc. 31,762 991,610

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
United Fire Group, Inc. 5,537 $ 201,270
United Security Bancshares 5,381 54,187
Unity Bancorp, Inc. 1,791 92,631
Universal Health Realty Income Trust REIT 3,316 130,020
Universal Insurance Holdings, Inc. 6,488 219,294
Univest Financial Corp. 7,102 232,519
Upstart Holdings, Inc. * 22,067 964,990
Urban Edge Properties REIT 32,838 630,161
Valley National Bancorp 125,108 1,461,261
Velocity Financial, Inc. * 2,465 51,173
Veris Residential, Inc. REIT 19,404 288,732
Victory Capital Holdings, Inc. Class A  11,619 733,043
Virginia National Bankshares Corp. 933 37,180
Virtus Investment Partners, Inc. 1,629 265,771
WaFd, Inc. 19,960 639,319
Walker & Dunlop, Inc. 8,434 507,305
Washington Trust Bancorp, Inc. 4,943 146,066
Waterstone Financial, Inc. 3,982 65,902
Webull Corp. * (Cayman)  70,263 545,944
WesBanco, Inc. 24,217 804,973
West BanCorp, Inc. 3,900 86,541
Westamerica BanCorp 6,198 296,450
Western New England Bancorp, Inc. 4,989 62,961
Westwood Holdings Group, Inc. 1,873 32,234
Whitestone REIT 11,243 156,165
WisdomTree, Inc. 32,444 395,492
World Acceptance Corp. * 724 101,642
WSFS Financial Corp. 14,422 796,671
Xenia Hotels & Resorts, Inc. REIT 24,654 348,608
174,815,094
Industrial - 16.6%
spacing
908 Devices, Inc. * 6,002 31,510
AAR Corp. * 10,094 835,682
Advanced Energy Industries, Inc. 9,717 2,034,448
Aebi Schmidt Holding AG (Switzerland)  9,448 119,517
AeroVironment, Inc. †* 9,745 2,357,218
AerSale Corp. * 7,727 54,939
AirJoule Technologies Corp. * 5,351 21,083
AIRO Group Holdings, Inc. * 1,120 9,162
Alamo Group, Inc. 2,666 447,541
Albany International Corp. Class A  7,545 382,531
Allient, Inc. 3,729 200,434
American Superconductor Corp. * 11,537 332,035
American Woodmark Corp. * 3,767 203,041
Amprius Technologies, Inc. †* 28,277 223,106
Apogee Enterprises, Inc. 5,229 190,388
Applied Optoelectronics, Inc. * 15,513 540,783
ArcBest Corp. 5,876 435,940
Archer Aviation, Inc. Class A †* 163,631 1,230,505
Arcosa, Inc. 12,493 1,328,256
Ardagh Metal Packaging SA 35,330 144,853
Ardmore Shipping Corp. (Ireland)  8,101 85,790
Argan, Inc. 3,455 1,082,521
Arq, Inc. * 7,288 23,832
Ascent Industries Co. * 1,939 31,392
Aspen Aerogels, Inc. * 18,523 52,420
Astec Industries, Inc. 5,979 259,010
Astronics Corp. * 7,773 421,608
Atkore, Inc. 8,822 557,991
Atmus Filtration Technologies, Inc. 21,470 1,114,508
Avient Corp. 23,473 733,297
AZZ, Inc. 7,628 817,569
Badger Meter, Inc. 7,621 1,329,179
a Shares Value
Bel Fuse, Inc. Class A  476 $ 72,257
Bel Fuse, Inc. Class B  2,710 459,697
Belden, Inc. 10,080 1,174,824
Benchmark Electronics, Inc. 9,230 394,675
Bloom Energy Corp. Class A * 56,427 4,902,942
Boise Cascade Co. 9,627 708,547
Bowman Consulting Group Ltd. * 3,794 125,278
Byrna Technologies, Inc. * 4,967 83,396
Cactus, Inc. Class A  17,641 805,841
Cadre Holdings, Inc. 7,567 309,036
Casella Waste Systems, Inc. Class A †* 16,136 1,580,360
CECO Environmental Corp. * 7,652 457,972
Centuri Holdings, Inc. * 20,185 509,671
Chart Industries, Inc. * 11,646 2,401,755
Clearwater Paper Corp. * 3,900 67,860
Columbus McKinnon Corp. 7,417 127,943
Concrete Pumping Holdings, Inc. 4,295 28,819
Construction Partners, Inc. Class A * 12,075 1,310,741
Core Molding Technologies, Inc. * 2,036 40,822
Costamare Bulkers Holdings Ltd. * (Monaco)  2,265 34,904
Costamare, Inc. (Monaco)  11,573 182,738
Covenant Logistics Group, Inc. 3,776 83,223
CryoPort, Inc. * 12,136 116,506
CSW Industrials, Inc. 4,222 1,239,284
CTS Corp. 7,259 311,193
DHT Holdings, Inc. 33,307 406,678
Dorian LPG Ltd. 9,554 232,544
Ducommun, Inc. * 3,576 340,185
DXP Enterprises, Inc. * 3,472 381,191
Dycom Industries, Inc. * 7,229 2,442,679
Eastern Co. 1,479 29,121
Eastman Kodak Co. * 12,691 107,366
Energizer Holdings, Inc. 15,948 317,206
Energy Recovery, Inc. * 13,114 176,908
Energy Services of America Corp. 3,086 25,213
Enerpac Tool Group Corp. 13,496 516,087
EnerSys 9,622 1,412,028
Enovix Corp. †* 42,392 309,886
Enpro, Inc. 5,439 1,164,653
Enviri Corp. * 19,524 349,870
ESCO Technologies, Inc. 6,693 1,307,745
Eve Holding, Inc. * 24,491 97,719
Evolv Technologies Holdings, Inc. * 39,305 281,424
Exponent, Inc. 13,193 916,386
Fabrinet * (Thailand)  9,312 4,239,567
Federal Signal Corp. 15,458 1,678,584
Firefly Aerospace, Inc. * 5,430 121,469
FLEX LNG Ltd. †* (Norway)  8,361 208,607
Fluor Corp. * 41,462 1,643,139
Forward Air Corp. * 5,580 139,500
Franklin Electric Co., Inc. 9,916 947,275
Frontdoor, Inc. * 18,882 1,089,303
GATX Corp. 9,215 1,562,864
Genco Shipping & Trading Ltd. 8,308 153,116
Gencor Industries, Inc. * 3,054 39,580
Gibraltar Industries, Inc. * 7,496 370,602
Gorman-Rupp Co. 5,410 258,327
Graham Corp. * 2,884 185,239
Granite Construction, Inc. 11,281 1,301,263
Great Lakes Dredge & Dock Corp. * 16,683 218,881
Greenbrier Cos., Inc. 7,608 355,598
Greif, Inc. Class A  6,454 436,936
Greif, Inc. Class B  1,362 101,728
Griffon Corp. 9,868 726,778

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Heartland Express, Inc. 10,681 $ 96,449
Helios Technologies, Inc. 8,694 465,042
Hillenbrand, Inc. 18,362 582,443
Hillman Solutions Corp. * 51,313 444,371
Himalaya Shipping Ltd. †* (Bermuda)  8,294 75,475
Hub Group, Inc. Class A  15,428 657,387
Hyster-Yale, Inc. 3,014 89,546
Ichor Holdings Ltd. * 8,702 160,378
IES Holdings, Inc. * 2,330 906,417
Insteel Industries, Inc. 5,092 161,264
International Seaways, Inc. 10,609 515,067
Intuitive Machines, Inc. †* 28,513 462,766
Itron, Inc. * 11,677 1,084,326
Janus International Group, Inc. * 35,027 229,077
JBT Marel Corp. 13,449 2,026,361
JELD-WEN Holding, Inc. * 22,395 55,092
Joby Aviation, Inc. * 125,317 1,654,184
Kadant, Inc. † 3,002 855,630
Karat Packaging, Inc. 2,148 48,480
Kennametal, Inc. 19,682 559,166
Kimball Electronics, Inc. * 6,704 186,505
Knife River Corp. * 14,694 1,033,723
Knowles Corp. * 22,340 478,746
Kopin Corp. * 49,085 114,859
Kratos Defense & Security Solutions, Inc. * 42,999 3,264,054
KULR Technology Group, Inc. †* 8,632 25,551
L.B. Foster Co. Class A * 2,845 76,673
Latham Group, Inc. * 10,128 64,313
Lightbridge Corp. * 6,790 85,826
Limbach Holdings, Inc. * 2,855 222,262
Lindsay Corp. 2,811 331,333
LSB Industries, Inc. * 13,664 116,144
LSI Industries, Inc. 7,491 137,235
Luxfer Holdings PLC (United Kingdom)  7,115 96,266
M-Tron Industries, Inc. * 605 32,198
Manitowoc Co., Inc. * 9,869 118,329
Marten Transport Ltd. 15,158 172,498
Masterbrand, Inc. * 33,134 365,799
Materion Corp. 5,267 654,793
Matson, Inc. 8,107 1,001,620
Mayville Engineering Co., Inc. * 2,878 53,876
Mercury Systems, Inc. * 13,288 970,157
Mesa Laboratories, Inc. 1,407 110,449
Metallus, Inc. * 9,368 160,755
MicroVision, Inc. †* 83,125 68,836
Mirion Technologies, Inc. * 62,142 1,455,366
Mistras Group, Inc. * 3,238 40,961
Modine Manufacturing Co. * 13,498 1,802,118
Montrose Environmental Group, Inc. * 8,463 210,136
Moog, Inc. Class A  7,277 1,772,313
Mueller Water Products, Inc. Class A  39,833 948,822
Myers Industries, Inc. 9,455 176,998
MYR Group, Inc. * 4,028 880,118
NANO Nuclear Energy, Inc. †* 10,309 247,519
Napco Security Technologies, Inc. 8,963 373,757
National Presto Industries, Inc. 1,277 136,333
Navigator Holdings Ltd. 8,290 143,583
Neonode, Inc. * 2,777 4,832
Net Power, Inc. * 6,017 13,719
NL Industries, Inc. 2,103 11,503
nLight, Inc. * 11,990 449,745
Nordic American Tankers Ltd. 49,947 171,818
Novanta, Inc. * 9,281 1,104,346
NuScale Power Corp. †* 33,253 471,195
a Shares Value
NVE Corp. 1,354 $ 80,333
NWPX Infrastructure, Inc. * 2,306 144,102
O-I Glass, Inc. * 40,326 595,212
Olympic Steel, Inc. 2,848 121,852
Omega Flex, Inc. 916 26,967
Orion Group Holdings, Inc. * 9,174 91,190
OSI Systems, Inc. * 4,194 1,069,722
Outdoor Holding Co. * 24,273 41,507
Palladyne AI Corp. * 6,801 28,972
PAMT Corp. * 2,014 24,329
Pangaea Logistics Solutions Ltd. 8,909 61,294
Park Aerospace Corp. 4,204 89,713
Park-Ohio Holdings Corp. 2,241 46,927
Perma-Fix Environmental Services, Inc. * 3,742 47,112
Plexus Corp. * 6,912 1,016,064
Powell Industries, Inc. 2,459 783,880
Power Solutions International, Inc. * 2,196 125,479
Primoris Services Corp. 13,957 1,732,622
Pro-Dex, Inc. * 556 21,395
Proficient Auto Logistics, Inc. * 6,560 63,238
Proto Labs, Inc. * 6,170 312,140
Pure Cycle Corp. * 5,726 62,929
PureCycle Technologies, Inc. †* 34,708 298,142
Radiant Logistics, Inc. * 8,070 51,083
Ranpak Holdings Corp. * 12,728 68,858
Red Cat Holdings, Inc. †* 26,230 208,004
Redwire Corp. †* 18,623 141,535
Richtech Robotics, Inc. Class B †* 38,830 125,421
RXO, Inc. * 41,803 528,390
Ryerson Holding Corp. 6,696 168,471
Safe Bulkers, Inc. (Monaco)  13,588 65,494
Sanmina Corp. * 13,477 2,022,493
Scorpio Tankers, Inc. (Monaco)  11,866 603,149
SFL Corp. Ltd. (Norway)  32,373 252,833
Sight Sciences, Inc. * 10,444 82,821
SKYX Platforms Corp. * 16,852 36,569
Smith & Wesson Brands, Inc. 10,678 105,392
Smith-Midland Corp. * 650 23,621
Southland Holdings, Inc. * 2,263 7,513
SPX Technologies, Inc. * 12,428 2,486,346
Standard BioTools, Inc. * 76,552 97,987
Standex International Corp. 3,072 667,484
Sterling Infrastructure, Inc. * 7,688 2,354,296
Sturm Ruger & Co., Inc. 3,306 107,941
Tecnoglass, Inc. 6,961 350,278
Teekay Corp. Ltd. (Bermuda)  13,900 125,517
Teekay Tankers Ltd. Class A (Canada)  6,298 336,439
Tennant Co. 4,614 340,052
Terex Corp. 16,584 885,254
Thermon Group Holdings, Inc. * 8,341 309,952
Titan America SA †* (Belgium)  6,246 102,934
Tredegar Corp. * 7,911 56,801
TriMas Corp. 8,209 291,009
Trinity Industries, Inc. 20,463 541,042
TSS, Inc. * 4,872 34,445
TTM Technologies, Inc. * 26,381 1,820,289
Turtle Beach Corp. * 4,515 63,345
Tutor Perini Corp. 11,495 770,395
UFP Industries, Inc. 14,941 1,360,378
Universal Logistics Holdings, Inc. 1,899 28,846
Vicor Corp. * 5,964 653,654
Vishay Intertechnology, Inc. 30,697 444,800
Voyager Technologies, Inc. Class A * 3,409 89,111
Watts Water Technologies, Inc. Class A  7,065 1,950,081

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Werner Enterprises, Inc. 15,437 $ 463,264
Willis Lease Finance Corp. 755 102,408
World Kinect Corp. 14,289 334,791
Worthington Enterprises, Inc. 8,213 423,544
Worthington Steel, Inc. 8,540 295,655
Xometry, Inc. Class A * 11,415 678,850
Zurn Elkay Water Solutions Corp. 38,689 1,798,652
124,985,129
Technology - 9.3%
spacing
3D Systems Corp. * 31,110 55,065
8x8, Inc. * 32,719 64,456
ACI Worldwide, Inc. * 26,833 1,282,886
ACM Research, Inc. Class A * 12,784 504,329
ACV Auctions, Inc. Class A * 41,942 336,375
Adeia, Inc. 28,948 499,353
Aehr Test Systems * 7,518 151,788
Aeluma, Inc. * 4,098 70,363
Agilysys, Inc. * 6,666 792,187
Airship AI Holdings, Inc. * 3,407 9,846
Alignment Healthcare, Inc. * 43,574 860,587
Alkami Technology, Inc. * 18,149 418,697
Alpha & Omega Semiconductor Ltd. * 6,226 123,337
Ambarella, Inc. * 10,619 752,250
Ambiq Micro, Inc. * 1,136 32,376
Amplitude, Inc. Class A * 23,220 268,888
Appian Corp. Class A * 9,924 351,508
Arteris, Inc. * 8,223 127,457
Asana, Inc. Class A * 22,859 313,397
ASGN, Inc. * 10,681 514,504
Asure Software, Inc. * 7,039 66,307
Atomera, Inc. †* 7,737 17,099
AvePoint, Inc. * 37,706 523,736
Axcelis Technologies, Inc. * 7,996 642,399
Bandwidth, Inc. Class A * 6,845 105,755
BigBear.ai Holdings, Inc. †* 111,742 603,407
Blackbaud, Inc. * 10,032 635,226
BlackLine, Inc. * 13,291 734,859
Blaize Holdings, Inc. †* 18,354 35,790
Blend Labs, Inc. Class A * 54,579 165,920
Box, Inc. Class A * 35,968 1,075,803
Braze, Inc. Class A * 21,988 753,969
C3.ai, Inc. Class A * 32,317 435,633
Cantaloupe, Inc. * 14,340 152,291
Carlsmed, Inc. * 1,452 17,932
Cerence, Inc. * 11,241 120,166
CEVA, Inc. * 5,822 125,289
Claritev Corp. * 2,072 88,578
Clear Secure, Inc. Class A  22,356 784,249
Clearwater Analytics Holdings, Inc. Class A †* 71,778 1,731,285
Climb Global Solutions, Inc. 1,077 110,705
Cohu, Inc. * 12,035 280,054
Commerce.com, Inc. * 18,263 75,244
Commvault Systems, Inc. * 11,490 1,440,386
Conduent, Inc. * 41,733 80,127
Consensus Cloud Solutions, Inc. * 5,195 113,355
Corsair Gaming, Inc. * 13,564 80,570
Cricut, Inc. Class A  12,594 62,340
CS Disco, Inc. * 7,172 55,655
CSG Systems International, Inc. 7,257 556,539
CSP, Inc. 1,802 22,525
D-Wave Quantum, Inc. * (Canada)  86,272 2,256,013
Daily Journal Corp. * 316 153,993
Definitive Healthcare Corp. * 9,897 28,404
a Shares Value
Diebold Nixdorf, Inc. * 6,392 $ 433,953
Digi International, Inc. * 9,424 407,965
Digimarc Corp. * 3,901 25,591
Digital Turbine, Inc. * 26,705 133,525
DigitalOcean Holdings, Inc. * 17,551 844,554
Diodes, Inc. * 11,809 582,656
Domo, Inc. Class B * 8,871 74,783
Donnelley Financial Solutions, Inc. * 6,544 305,539
eGain Corp. * 3,360 34,574
EverCommerce, Inc. †* 4,235 51,286
Evolent Health, Inc. Class A * 29,758 119,032
Expensify, Inc. Class A * 15,648 23,629
Fastly, Inc. Class A * 37,008 376,741
Five9, Inc. * 20,352 408,058
FormFactor, Inc. * 20,077 1,119,895
Freshworks, Inc. Class A * 51,173 626,869
Genius Sports Ltd. * (United Kingdom)  57,312 631,578
GigaCloud Technology, Inc. Class A * 6,207 243,811
Golden Matrix Group, Inc. * 8,558 6,853
Grid Dynamics Holdings, Inc. * 17,998 162,522
Health Catalyst, Inc. * 16,301 38,959
HeartFlow, Inc. * 4,916 143,301
I3 Verticals, Inc. Class A * 6,300 158,697
IBEX Holdings Ltd. * 2,665 101,750
Ibotta, Inc. Class A †* 3,472 78,919
Immersion Corp. 6,119 41,609
Impinj, Inc. †* 6,944 1,208,325
Innodata, Inc. * 8,105 412,950
Insight Enterprises, Inc. * 7,641 622,512
Intapp, Inc. * 14,812 678,686
IonQ, Inc. †* 87,197 3,912,529
Jamf Holding Corp. * 20,046 260,798
Kaltura, Inc. * 21,908 35,929
Kulicke & Soffa Industries, Inc. (Singapore)  13,002 592,371
Life360, Inc. †* 5,282 338,788
LiveRamp Holdings, Inc. * 16,489 484,282
Maximus, Inc. 14,732 1,271,666
MaxLinear, Inc. * 20,810 362,718
McGraw Hill, Inc. * 7,361 121,457
Mitek Systems, Inc. * 11,530 121,642
N-able, Inc. * 17,817 133,271
Navan, Inc. Class A * 9,531 162,790
Navitas Semiconductor Corp. †* 41,042 293,040
NCR Atleos Corp. * 19,212 732,169
NCR Voyix Corp. * 36,503 372,331
NetScout Systems, Inc. * 18,265 494,251
NextNav, Inc. * 24,823 413,055
Nutex Health, Inc. †* 918 151,121
Omada Health, Inc. * 2,358 37,209
ON24, Inc. * 9,497 75,596
OneSpan, Inc. 9,612 123,418
Ouster, Inc. * 13,539 292,984
Pagaya Technologies Ltd. Class A * 13,250 276,925
PagerDuty, Inc. * 22,474 294,634
PAR Technology Corp. * 10,050 364,614
PDF Solutions, Inc. * 8,091 230,836
Penguin Solutions, Inc. * 13,841 270,730
Photronics, Inc. * 14,679 469,728
Phreesia, Inc. * 15,176 256,778
Pitney Bowes, Inc. 31,155 329,308
Planet Labs PBC * 61,830 1,219,288
Playstudios, Inc. * 22,189 14,456
Playtika Holding Corp. 15,038 59,400
Porch Group, Inc. * 21,546 196,715

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Power Integrations, Inc. 14,350 $ 509,999
Progress Software Corp. * 10,937 469,854
PubMatic, Inc. Class A * 10,931 96,958
Qualys, Inc. * 9,407 1,250,190
Quantum Computing, Inc. †* 51,858 532,063
Rackspace Technology, Inc. * 15,569 15,116
Rambus, Inc. * 27,830 2,557,299
Rapid7, Inc. * 17,032 258,886
Red Violet, Inc. 2,951 168,059
ReposiTrak, Inc. 3,386 41,885
Rezolve AI PLC * 48,002 123,365
Richardson Electronics Ltd. 3,114 33,880
Rigetti Computing, Inc. * 82,319 1,823,366
Rimini Street, Inc. * 10,284 39,902
Schrodinger, Inc. * 14,364 256,828
SEMrush Holdings, Inc. Class A * 12,645 150,349
Semtech Corp. * 22,460 1,655,077
Silicon Laboratories, Inc. * 8,351 1,091,476
Silvaco Group, Inc. * 1,766 7,152
Simulations Plus, Inc. * 3,956 72,118
SiTime Corp. * 5,569 1,966,915
Skillsoft Corp. * 1,334 12,406
SkyWater Technology, Inc. * 7,954 144,445
SoundHound AI, Inc. Class A †* 96,276 959,872
Sprout Social, Inc. Class A * 13,895 156,597
SPS Commerce, Inc. * 9,930 885,061
Synaptics, Inc. * 10,128 749,675
Synchronoss Technologies, Inc. * 3,294 28,197
Talkspace, Inc. * 39,124 142,020
Teads Holding Co. * 11,464 8,070
Telos Corp. * 14,152 72,175
Tenable Holdings, Inc. * 31,052 730,654
TruBridge, Inc. * 2,694 59,457
TTEC Holdings, Inc. * 5,453 19,631
Ultra Clean Holdings, Inc. * 11,677 295,778
Unisys Corp. * 16,111 44,466
V2X, Inc. * 5,925 323,209
Varonis Systems, Inc. * 29,953 982,458
Veeco Instruments, Inc. * 14,768 422,069
Vertex, Inc. Class A * 18,425 367,947
Via Transportation, Inc. Class A * 2,620 76,006
Viant Technology, Inc. Class A * 4,212 50,713
Vishay Precision Group, Inc. * 3,263 125,626
VTEX Class A * (Brazil)  15,096 56,761
Vuzix Corp. †* 16,997 64,249
Waystar Holding Corp. * 28,329 927,775
Weave Communications, Inc. * 15,566 118,146
Whitefiber, Inc. †* 2,805 44,319
WM Technology, Inc. * 24,471 20,191
Workiva, Inc. * 12,958 1,117,628
Xerox Holdings Corp. † 30,574 72,460
Yext, Inc. * 26,912 216,911
Zeta Global Holdings Corp. Class A †* 49,126 999,714
69,942,624
Utilities - 3.0%
spacing
Ameresco, Inc. Class A * 8,427 246,827
American States Water Co. 9,904 717,842
Avista Corp. 20,944 807,182
Black Hills Corp. 19,027 1,320,854
Brookfield Infrastructure Corp.
Class A †(Canada)  30,998 1,407,309
California Water Service Group 15,460 669,882
Chesapeake Utilities Corp. 5,918 738,330
a Shares Value
Consolidated Water Co. Ltd. 3,900 $ 137,631
Genie Energy Ltd. Class B  5,653 77,898
Global Water Resources, Inc. 2,358 19,925
H2O America 8,234 403,384
Hawaiian Electric Industries, Inc. * 45,071 554,373
MGE Energy, Inc. 9,488 744,049
Middlesex Water Co. 4,557 229,764
New Jersey Resources Corp. 26,032 1,200,596
Northwest Natural Holding Co. 10,437 487,825
Northwestern Energy Group, Inc. 16,193 1,045,096
Oklo, Inc. †* 28,016 2,010,428
ONE Gas, Inc. 15,483 1,196,062
Ormat Technologies, Inc. 15,755 1,740,455
Otter Tail Corp. 9,971 805,757
Portland General Electric Co. 29,302 1,406,203
RGC Resources, Inc. 2,124 45,241
Southwest Gas Holdings, Inc. 16,763 1,341,375
Spire, Inc. 15,100 1,248,770
TXNM Energy, Inc. 25,964 1,528,760
Unitil Corp. 4,519 218,900
York Water Co. 3,296 104,945
22,455,663
Total Common Stocks
    (Cost $577,187,256) 748,527,742
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $577,208,356) 748,562,898
SECURITIES LENDING COLLATERAL - 7.8%
Mutual Funds - 1.6%
The Morgan Stanley Institutional Liquidity Funds
3.640% 12,308,510 12,308,510
Principal
Amount
Repurchase Agreements - 6.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$25,510,640; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$26,020,853) $ 25,505,114 25,505,114
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$21,016,163; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$21,479,585) 20,985,641 20,985,641
46,490,755
Total Securities Lending Collateral
(Cost $58,799,265) 58,799,265

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $21,139 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 107.1%
(Cost $636,007,621) $ 807,362,163
DERIVATIVES - (0.0%) (143,988)
OTHER ASSETS & LIABILITIES, NET - (7.1%) (53,298,999)
NET ASSETS - 100.0% $ 753,919,176
Consumer, Non-Cyclical 23 .3%
Financial 23 .2%
Industrial 16 .6%
Consumer, Cyclical 9 .7%
Technology 9 .3%
Securities Lending Collateral 7 .8%
Communications 5 .3%
Energy 5 .0%
Basic Materials 3 .9%
Utilities 3 .0%
Others (each less than 3.0%) 0 .0%
107 .1%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 7 .1% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/26 47 $ 6,014,288 $ 5,870,300 ( $ 143,988 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 23,336 $ – $ 2,358 $ 20,978
Health Care 11,820 – 11,820 –
Total Rights 35,156 – 14,178 20,978
Common Stocks
Basic Materials 29,282,143 29,282,143 – –
Communications 40,010,000 40,010,000 – –
Consumer, Cyclical 73,310,442 73,310,442 – –
Consumer, Non-Cyclical 175,587,189 175,587,028 – 161
Energy 38,139,458 38,139,458 – –
Financial 174,815,094 174,815,094 – –
Industrial 124,985,129 124,985,129 – –
Technology 69,942,624 69,942,624 – –
Utilities 22,455,663 22,455,663 – –
Total Common Stocks 748,527,742 748,527,581 – 161
Securities Lending Collateral 58,799,265 12,308,510 46,490,755 –
Total Assets 807,362,163 760,836,091 46,504,933 21,139
Liabilities Derivatives:
Equity Contracts
Futures (143,988) (143,988) – –
Total Liabilities (143,988) (143,988) – –
Total $ 807,218,175 $ 760,692,103 $ 46,504,933 $ 21,139

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.8%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 354,528
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 261,000 265,434
5.338% due 04/04/27 ~ 490,000 497,855
Mosaic Co.
4.050% due 11/15/27  310,000 310,062
1,427,879
Communications - 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  369,000 345,500
3.750% due 02/15/28  360,000 354,994
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,819
4.620% due 07/16/28 ~ 223,000 226,002
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  470,000 465,327
1,593,642
Consumer, Cyclical - 3.6%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 418,000 418,583
American Honda Finance Corp.
4.445% (SOFR + 0.650%)
due 11/19/27 § 600,000 600,272
4.544% (SOFR + 0.730%)
due 08/13/27 § 300,000 300,694
4.849% (SOFR + 0.870%)
due 07/09/27 § 300,000 301,515
AutoNation, Inc.
4.450% due 01/15/29  435,000 436,750
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,842
5.125% due 06/15/30  69,000 71,194
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 350,000 355,442
Ford Motor Credit Co. LLC
4.950% due 05/28/27  410,000 411,740
5.800% due 03/05/27  600,000 607,723
5.850% due 05/17/27  700,000 711,027
6.950% due 06/10/26  200,000 201,777
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 296,662
2.350% due 02/26/27  300,000 294,110
4.350% due 01/17/27  300,000 300,696
5.000% due 04/09/27  400,000 404,481
5.400% due 05/08/27  470,000 477,861
6.000% due 01/09/28  80,000 82,727
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 257,464
5.650% due 06/26/26 ~ 580,000 584,314
Ross Stores, Inc.
0.875% due 04/15/26  60,000 59,478
7,234,352
Consumer, Non-Cyclical - 4.1%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  360,000 358,287
a
Principal
Amount Value
4.700% due 04/02/27  $ 690,000 $ 695,118
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  380,000 377,935
5.931% due 02/02/29  290,000 304,720
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 200,000 200,256
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 650,000 659,521
Centene Corp.
4.250% due 12/15/27  360,000 358,104
Cigna Group
3.400% due 03/01/27  380,000 377,774
CVS Health Corp.
1.300% due 08/21/27  750,000 717,826
2.875% due 06/01/26  160,000 159,215
6.250% due 06/01/27  660,000 679,286
Global Payments, Inc.
4.500% due 11/15/28  382,000 382,783
HCA, Inc.
3.125% due 03/15/27  260,000 257,367
4.500% due 02/15/27  280,000 280,650
5.200% due 06/01/28  680,000 696,843
Humana, Inc.
1.350% due 02/03/27  20,000 19,422
3.950% due 03/15/27  300,000 299,264
Imperial Brands Finance PLC (United Kingdom)
6.125% due 07/27/27 ~ 390,000 401,713
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 150,000 152,829
Mars, Inc.
4.600% due 03/01/28 ~ 204,000 206,841
Philip Morris International, Inc.
4.125% due 04/28/28  250,000 251,172
4.539% (SOFR + 0.660%)
due 10/27/28 § 425,000 425,601
8,262,527
Energy - 4.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 259,468
5.000% due 12/15/29  511,000 524,267
DCP Midstream Operating LP
5.625% due 07/15/27  564,000 575,030
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 365,385
Enbridge, Inc. (Canada)
5.250% due 04/05/27  300,000 304,281
5.300% due 04/05/29  660,000 681,312
5.900% due 11/15/26  690,000 700,241
EQT Corp.
3.125% due 05/15/26 ~ 380,000 377,899
3.900% due 10/01/27  269,000 267,998
Hess Corp.
4.300% due 04/01/27  380,000 381,750
MPLX LP
4.250% due 12/01/27  300,000 301,028
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 79,993
ONEOK, Inc.
4.000% due 07/13/27  500,000 499,748
4.250% due 09/24/27  690,000 692,663
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  516,000 501,495

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.500% due 12/15/26  $ 610,000 $ 611,931
4.700% due 01/15/31  100,000 100,603
Targa Resources Corp.
4.350% due 01/15/29  53,000 53,160
Western Midstream Operating LP
4.650% due 07/01/26  580,000 580,164
Williams Cos., Inc.
4.900% due 03/15/29  198,000 202,342
5.400% due 03/02/26  500,000 501,119
8,561,877
Financial - 29.2%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 600,000 609,350
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 149,744
3.650% due 07/21/27  400,000 397,674
4.375% due 11/15/30  150,000 149,621
4.625% due 10/15/27  500,000 504,357
6.100% due 01/15/27  390,000 397,517
6.450% due 04/15/27  450,000 462,431
American Express Co.
5.098% due 02/16/28  247,000 249,941
5.389% due 07/28/27  300,000 302,356
American Tower Corp.
3.375% due 10/15/26  260,000 258,700
3.600% due 01/15/28  700,000 693,909
3.650% due 03/15/27  200,000 199,227
Aon North America, Inc.
5.125% due 03/01/27  300,000 303,830
5.150% due 03/01/29  190,000 195,532
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 196,000 193,764
5.450% due 09/09/28 ~ 357,000 360,247
5.700% due 03/15/28  360,000 365,040
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 167,849
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 296,316
4.950% due 01/07/27 ~ 400,000 402,992
5.516% due 03/25/27 ~ 670,000 680,743
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 99,681
4.950% due 01/15/28 ~ 574,000 581,248
6.375% due 05/04/28 ~ 660,000 687,924
Bank of America Corp.
3.824% due 01/20/28  700,000 698,529
4.948% due 07/22/28  685,000 695,008
5.202% due 04/25/29  670,000 687,268
5.819% due 09/15/29  240,000 250,546
5.933% due 09/15/27  560,000 567,353
Bank of Montreal (Canada)
4.567% due 09/10/27  700,000 702,808
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  830,000 834,557
4.483% (SOFR + 0.760%)
due 09/15/28 § 290,000 290,355
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 196,866
4.837% due 09/10/28  400,000 404,989
5.501% due 08/09/28  590,000 602,987
5.674% due 03/12/28  490,000 498,880
5.829% due 05/09/27  700,000 704,051
a
Principal
Amount Value
Blackstone Private Credit Fund
3.250% due 03/15/27  $ 60,000 $ 58,999
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 296,310
4.792% due 05/09/29 ~ 690,000 698,255
Brown & Brown, Inc.
4.600% due 12/23/26  90,000 90,479
4.700% due 06/23/28  50,000 50,616
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  660,000 671,086
Capital One Financial Corp.
1.878% due 11/02/27  570,000 559,401
7.149% due 10/29/27  670,000 686,127
Citigroup, Inc.
1.122% due 01/28/27  380,000 379,144
1.462% due 06/09/27  480,000 474,550
3.070% due 02/24/28  710,000 702,102
5.174% due 02/13/30  199,000 204,253
Citizens Bank NA
4.575% due 08/09/28  400,000 403,107
Corebridge Financial, Inc.
3.650% due 04/05/27  700,000 695,927
Crown Castle, Inc.
1.050% due 07/15/26  300,000 295,115
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 680,000 681,581
5.427% due 03/01/28 ~ 700,000 711,008
Deutsche Bank AG (Germany)
2.552% due 01/07/28  600,000 590,225
5.373% due 01/10/29  435,000 443,947
5.706% due 02/08/28  450,000 457,211
7.146% due 07/13/27  670,000 680,345
Equitable America Global Funding
4.650% due 06/09/28 ~ 310,000 313,377
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,166
1.400% due 08/27/27 ~ 60,000 57,603
4.875% due 11/19/27 ~ 670,000 681,255
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 300,000 312,703
Goldman Sachs Bank USA
5.283% due 03/18/27  360,000 360,916
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 255,662
2.640% due 02/24/28  430,000 423,435
3.691% due 06/05/28  620,000 616,885
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ † 553,000 550,304
5.300% due 06/05/27 ~ 120,000 120,786
5.450% due 01/14/28  250,000 252,844
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  330,000 336,233
5.887% due 08/14/27  690,000 697,395
7.390% due 11/03/28  650,000 687,351
Huntington Bancshares, Inc.
4.443% due 08/04/28  630,000 633,607
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 250,000 249,744
ING Groep NV (Netherlands)
1.726% due 04/01/27  200,000 198,769
4.858% due 03/25/29  200,000 203,187

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ $ 210,000 $ 209,504
Jackson Financial, Inc.
5.170% due 06/08/27  690,000 699,117
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 237,000 239,019
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 300,936
JPMorgan Chase & Co.
1.578% due 04/22/27  710,000 704,741
2.069% due 06/01/29  370,000 353,612
2.182% due 06/01/28  710,000 692,628
5.012% due 01/23/30  488,000 500,413
6.087% due 10/23/29  650,000 684,828
Lloyds Banking Group PLC (United Kingdom)
4.790% (SOFR + 1.060%)
due 06/13/29 § 300,000 301,400
5.462% due 01/05/28  590,000 598,047
5.871% due 03/06/29  570,000 591,156
LPL Holdings, Inc.
4.900% due 04/03/28  102,000 103,517
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  600,000 592,231
5.414% due 09/13/28  690,000 706,826
Morgan Stanley
1.593% due 05/04/27  200,000 198,276
3.591% due 07/22/28 § 580,000 576,190
3.772% due 01/24/29  700,000 696,175
4.133% due 10/18/29  534,000 533,898
5.173% due 01/16/30  680,000 698,481
5.656% due 04/18/30  660,000 687,813
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 197,847
3.073% due 05/22/28  550,000 543,198
4.888% (SOFR + 1.100%)
due 05/23/29 § 280,000 281,360
5.516% due 09/30/28  300,000 307,849
5.583% due 03/01/28  530,000 539,583
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 306,152
PNC Financial Services Group, Inc.
5.102% due 07/23/27  700,000 704,001
5.300% due 01/21/28  460,000 466,081
6.615% due 10/20/27  670,000 683,543
RGA Global Funding
4.350% due 08/25/28 ~ 506,000 508,303
Royal Bank of Canada (Canada)
4.554% (SOFR + 0.700%)
due 11/03/28 § 630,000 630,796
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 510,000 518,417
Societe Generale SA (France)
5.249% due 05/22/29 ~ 260,000 265,282
5.500% due 04/13/29 ~ 413,000 423,431
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 301,011
Truist Financial Corp.
1.125% due 08/03/27  300,000 287,557
1.267% due 03/02/27  54,000 53,735
4.873% due 01/26/29  590,000 599,555
5.435% due 01/24/30  570,000 590,222
6.047% due 06/08/27  430,000 433,520
a
Principal
Amount Value
U.S. Bancorp
5.384% due 01/23/30  $ 380,000 $ 393,642
6.787% due 10/26/27  650,000 664,392
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § 350,000 351,655
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 199,555
1.494% due 08/10/27 ~ 250,000 246,059
4.703% due 08/05/27 ~ 700,000 702,555
VICI Properties LP
4.750% due 02/15/28  600,000 606,076
4.750% due 04/01/28  15,000 15,162
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 500,000 500,059
Wells Fargo & Co.
2.393% due 06/02/28  700,000 684,173
3.196% due 06/17/27  620,000 617,589
3.526% due 03/24/28  700,000 695,579
4.900% due 01/24/28  203,000 204,752
5.707% due 04/22/28  80,000 81,671
6.303% due 10/23/29  630,000 665,828
Western Union Co.
1.350% due 03/15/26  60,000 59,628
58,683,826
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27  83,000 83,579
Boeing Co.
2.196% due 02/04/26  300,000 299,441
2.700% due 02/01/27  720,000 709,830
5.040% due 05/01/27  330,000 333,522
6.259% due 05/01/27  70,000 71,852
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 354,766
4.500% due 10/08/27  577,000 580,920
Ingersoll Rand, Inc.
5.197% due 06/15/27  360,000 365,919
2,799,829
Technology - 1.0%
Broadcom, Inc.
4.150% due 02/15/28  40,000 40,154
4.200% due 10/15/30  142,000 141,933
5.050% due 07/12/27  340,000 346,267
Dell International LLC/EMC Corp.
4.150% due 02/15/29  319,000 318,748
4.900% due 10/01/26  640,000 643,064
5.250% due 02/01/28  200,000 204,655
Micron Technology, Inc.
5.327% due 02/06/29  299,000 308,391
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  66,000 66,260
2,069,472
Utilities - 2.7%
AES Corp.
1.375% due 01/15/26  60,000 59,932
5.450% due 06/01/28 † 577,000 590,577
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,845

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ $ 200,000 $ 196,783
Dominion Energy, Inc.
1.450% due 04/15/26  299,000 296,814
2.850% due 08/15/26  60,000 59,565
DTE Energy Co.
4.875% due 06/01/28  365,000 371,684
Duke Energy Corp.
4.850% due 01/05/29  300,000 306,265
Enel Finance International NV (Italy)
3.500% due 04/06/28 ~ 410,000 404,675
4.125% due 09/30/28 ~ 200,000 199,703
Exelon Corp.
2.750% due 03/15/27  360,000 354,748
5.150% due 03/15/29  190,000 195,422
FirstEnergy Corp.
3.900% due 07/15/27  510,000 508,271
FirstEnergy Transmission LLC
4.550% due 01/15/30  200,000 201,670
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  133,000 134,652
NiSource, Inc.
5.250% due 03/30/28  560,000 574,625
Pacific Gas & Electric Co.
2.100% due 08/01/27  183,000 177,523
5.450% due 06/15/27  300,000 305,180
Pinnacle West Capital Corp.
4.900% due 05/15/28  40,000 40,755
Southern Co.
5.500% due 03/15/29  40,000 41,530
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 318,000 320,432
5,400,651
Total Corporate Bonds & Notes
    (Cost $95,474,036) 96,034,055
MORTGAGE-BACKED SECURITIES - 3.0%
Collateralized Mortgage Obligations - Commercial - 2.9%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 190,000 191,021
Benchmark Mortgage Trust
3.042% due 08/15/52  150,683 148,316
BLP Commercial Mortgage Trust
5.092% (SOFR + 1.342%)
due 03/15/41 ~ § 85,666 85,802
BX Commercial Mortgage Trust
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 366,012 366,438
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 225,460 225,827
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 95,588 95,745
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 122,397 122,640
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 157,522 157,911
BX Trust
4.500% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,834
a
Principal
Amount Value
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § $ 252,017 $ 251,982
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 333,000 332,546
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 28,887 28,819
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § 598,605 599,799
5.241% (SOFR + 1.491%)
due 04/15/37 ~ § 66,739 66,853
CD Mortgage Trust
3.514% due 05/10/50 § 321,000 318,153
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 102,904
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 605,000 606,763
GS Mortgage Securities Trust
4.106% due 07/10/51 § 77,388 77,250
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 15,000 15,027
Hilton USA Trust
4.194% due 11/05/38 ~ § 100,000 99,663
JPMDB Commercial Mortgage Securities Trust
3.409% due 10/15/50  118,000 116,053
3.492% due 03/15/50  72,296 71,946
Morgan Stanley Capital I Trust
1.925% due 07/15/53  281,318 266,406
SREIT Trust
4.595% (SOFR + 0.845%)
due 11/15/38 ~ § 251,652 251,599
4.944% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,878
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 200,000 200,647
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  265,101 263,315
3.063% due 12/15/52  45,805 45,061
3.615% due 12/15/49  124,936 124,623
3.933% due 03/15/52  219,842 219,333
5.100% due 03/15/38 ~ § 100,000 100,534
5,722,688
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 68,485 67,333
OLIT Trust
3.000% due 11/25/38 ~ § 83,846 81,941
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 51,076 50,236
199,510
Total Mortgage-Backed Securities
    (Cost $5,887,214) 5,922,198
ASSET-BACKED SECURITIES - 18.9%
Automobile Other - 1.2%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 100,000 100,103
Exeter Automobile Receivables Trust
4.400% due 05/15/30  160,000 160,944

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  $ 75,000 $ 76,082
GMF Floorplan Owner Revolving Trust
4.734% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,146
4.790% due 03/15/29 ~ 100,000 100,807
4.910% due 03/15/30 ~ 145,000 146,993
5.134% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 495,588
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 196,632
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 179,255 180,880
5.038% due 07/25/31 ~ 15,560 15,703
5.121% due 12/29/32 ~ 129,674 130,832
5.185% due 07/25/31 ~ 71,578 72,291
Volkswagen Auto Lease Trust
4.010% due 01/22/29  645,000 647,848
2,449,849
Automobile Sequential - 7.5%
Ally Auto Receivables Trust
3.960% due 03/15/30  20,000 20,073
ARI Fleet Lease Trust
4.590% due 03/15/34 ~ 190,000 191,415
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 125,000 125,037
4.770% due 02/20/29 ~ 500,000 505,869
4.800% due 08/20/29 ~ 100,000 101,681
BMW Vehicle Lease Trust
4.430% due 06/26/28  419,000 422,808
Capital One Prime Auto Receivables Trust
3.850% due 07/15/30  55,000 55,065
4.620% due 07/16/29  45,000 45,448
CarMax Auto Owner Trust
3.970% due 12/16/30  745,000 746,766
4.840% due 01/15/30  10,000 10,152
Carvana Auto Receivables Trust
4.040% due 11/11/30  235,000 235,748
4.550% due 08/12/30  145,000 146,327
4.640% due 01/10/30  195,000 196,256
Chase Auto Owner Trust
3.860% due 10/25/30 ~ 700,000 700,982
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 690,000 699,158
4.510% due 02/22/28 ~ 247,000 248,209
4.820% due 02/20/29 ~ 145,000 147,548
5.060% due 03/20/31 ~ 150,000 153,615
5.160% due 09/20/30 ~ 650,000 662,833
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ 390,000 390,622
Ford Credit Auto Owner Trust
4.450% due 10/15/29  290,000 293,023
4.610% due 08/15/29  25,000 25,285
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  650,000 661,468
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,064
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 383,235
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  393,604 396,482
a
Principal
Amount Value
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ $ 650,000 $ 637,886
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 344,000 349,026
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 303,460
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 630,000 636,576
Hyundai Auto Receivables Trust
4.360% due 12/17/29  270,000 272,723
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  5,000 5,075
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 190,000 190,749
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 191,110
4.740% due 01/16/29  60,000 60,141
SFS Auto Receivables Securitization Trust
4.120% due 04/21/31 ~ 650,000 653,290
4.440% due 12/20/30 ~ 175,000 176,673
4.750% due 07/22/30 ~ 280,000 283,115
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 411,000 411,887
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 520,000 523,013
USAA Auto Owner Trust
3.950% due 12/17/29 ~ 650,000 651,992
USB Auto Owner Trust
4.490% due 06/17/30 ~ 70,000 70,614
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,542
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 380,000 381,253
4.410% due 05/18/40 ~ 300,000 302,557
4.570% due 01/18/40 ~ 690,000 696,306
World Omni Auto Receivables Trust
3.950% due 03/17/31  15,000 15,054
4.730% due 03/15/30  165,000 166,880
World Omni Select Auto Trust
4.080% due 08/15/31  40,000 40,072
15,132,163
Credit Card Bullet - 0.8%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,547
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 405,412
5.530% due 05/15/29 ~ 260,000 263,018
WF Card Issuance Trust
4.340% due 05/15/30  660,000 669,227
1,520,204
Other Asset-Backed Securities - 9.4%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 461,558 462,064
5.080% due 04/15/30 ~ 35,599 35,653
5.220% due 12/17/29 ~ 5,489 5,491
Affirm Master Trust
4.990% due 02/15/33 ~ 475,000 479,939
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 121,431 122,757
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 250,000 250,042

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § $ 820,000 $ 820,623
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 499,982
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 329,156 331,272
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.905% (SOFR + 1.000%)
due 01/15/35 ~ § 311,000 311,021
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 75,396 75,600
4.770% due 08/15/35 ~ 600,000 607,042
DLLAA LLC
4.950% due 09/20/29 ~ 735,000 750,984
Dllad LLC
5.300% due 07/20/29 ~ 633,000 646,689
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 500,000 500,183
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 206,700 206,820
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 250,000 250,200
Flatiron CLO 28 Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/36 ~ § 250,000 249,962
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 730,000 729,466
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 485,000 485,797
4.930% due 06/25/60 ~ 75,086 75,382
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 630,000 629,228
HPEFS Equipment Trust
4.030% due 11/22/32 ~ 640,000 641,562
5.360% due 10/20/31 ~ 290,281 291,986
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 250,000 250,022
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 680,000 691,089
5.260% due 11/15/28 ~ 150,000 152,554
M&T Equipment Notes
4.700% due 12/16/27 ~ 100,000 100,525
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 650,000 650,128
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 262,500 262,824
Marlette Funding Trust
4.750% due 07/16/35 ~ 50,056 50,162
4.950% due 07/16/35 ~ 250,000 251,397
a
Principal
Amount Value
Neuberger Berman Loan Advisers CLO 50 Ltd.
(Jersey)
5.110% (SOFR + 1.250%)
due 07/23/36 ~ § $ 250,000 $ 250,254
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 250,000 250,560
Oportun Issuance Trust
4.490% due 07/08/33 ~ 241,000 241,564
4.880% due 05/09/33 ~ 130,000 130,548
Palmer Square CLO Ltd. (Cayman)
4.918% (SOFR + 1.050%)
due 05/21/34 ~ § 720,000 719,945
Palmer Square Loan Funding Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 04/15/31 ~ § 5,785 5,786
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 290,000 289,811
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 563,000 564,399
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 50,000 50,328
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 244,196 245,048
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 92,128 92,890
RCKT Trust
4.480% due 11/27/34 ~ 84,405 84,505
4.900% due 07/25/34 ~ 61,291 61,468
Reach ABS Trust
4.930% due 08/18/32 ~ 74,090 74,405
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 700,000 699,894
Sixth Street CLO XIX Ltd. (Cayman)
4.882% (SOFR + 1.000%)
due 07/17/38 ~ § 300,000 300,219
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 540,028 540,752
4.470% due 08/15/34 ~ 75,934 76,172
Upstart Securitization Trust
4.600% due 09/20/35 ~ 300,000 300,769
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 950,000 950,566
Verdant Receivables LLC
4.850% due 03/13/28 ~ 95,986 96,467
Verizon Master Trust
4.620% due 11/20/30  250,000 253,858
4.710% due 01/21/31  230,000 234,196
Voya CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 01/20/38 ~ § 214,286 214,429
18,947,430
Total Asset-Backed Securities
    (Cost $37,896,366) 38,049,646
U.S. TREASURY OBLIGATIONS - 10.3%
U.S. Treasury Notes - 10.3%
3.500% due 09/30/26 ‡ 10,402,700 10,395,843

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$3,227,875 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
4.250% due 03/15/27 ‡ $ 10,278,900 $ 10,367,636
20,763,479
Total U.S. Treasury Obligations
    (Cost $20,692,516) 20,763,479
SHORT-TERM INVESTMENTS - 17.9%
U.S. Treasury Bills - 17.9%
3.511% due 02/24/26 ‡ 21,110,300 21,000,802
3.583% due 06/25/26 ‡ 15,300,000 15,042,485
36,043,287
Total Short-Term Investments
(Cost $36,034,896) 36,043,287
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.9%
    (Cost $195,985,028) 196,812,665
Shares
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 120,322 120,322
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$249,380; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value
of $254,368) $ 249,326 249,326
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$205,444; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $209,974) 205,146 205,146
454,472
Total Securities Lending Collateral
(Cost $574,794) 574,794
a
TOTAL INVESTMENTS - 98.2%
(Cost $196,559,822) 197,387,459
DERIVATIVES - (2.1%) (4,193,506)
OTHER ASSETS & LIABILITIES, NET - 3.9% 7,769,023
NET ASSETS - 100.0% $ 200,962,976
Corporate Bonds & Notes 47 .8%
Asset-Backed Securities 18 .9%
Short-Term Investments 17 .9%
U.S. Treasury Obligations 10 .3%
Mortgage-Backed Securities 3 .0%
Others (each less than 3.0%) 0 .3%
98 .2%
Derivatives ( 2 .1% )
Other Assets and Liabilities, Net 3 .9%
100 .0%

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 03/26 3 $ 384,008 $ 374,700 ( $ 9,308 )
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 172 35,902,003 35,911,719 (9,716)
CBOT 5 Year U.S. Treasury Notes 03/26 57 6,220,625 6,230,367 (9,742)
( $ 19,458 )
Total Futures Contracts ( $ 28,766 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Growth Total Return Index SOFR + 0.460% S CIT 01/15/26 $ 10,306,151 ( $ 170,646 ) $ – ( $ 170,646 )
Russell 2000 Value Total Return Index SOFR + 0.370% S GSC 01/15/26 17,306,012 (423,221) – (423,221)
Russell 2000 Growth Total Return Index SOFR + 0.780% S JPM 01/15/26 10,269,034 (171,492) – (171,492)
Russell 2000 Value Total Return Index SOFR + 0.620% S JPM 01/15/26 10,403,848 (255,583) – (255,583)
Russell 2000 Growth Total Return Index SOFR + 0.550% S SGN 01/15/26 6,037,697 (100,212) – (100,212)
Russell 2000 Total Return Index SOFR + 0.440% S MSC 04/15/26 29,386,995 (599,196) – (599,196)
Russell 2000 Total Return Index SOFR + 0.500% S SGN 04/15/26 10,576,546 (215,936) – (215,936)
Russell 2000 Total Return Index SOFR + 0.535% S BOA 07/15/26 40,906,142 (835,796) – (835,796)
Russell 2000 Total Return Index SOFR + 0.540% S GSC 07/15/26 22,109,555 (451,793) – (451,793)
Russell 2000 Total Return Index SOFR + 0.515% S BOA 10/15/26 61,366,144 (1,253,291) – (1,253,291)
Russell 2000 Total Return Index SOFR + 0.560% S GSC 01/15/27 39,783,337 (813,297) – (813,297)
( $ 5,290,463 ) $ – ( $ 5,290,463 )
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Growth Total Return Index SOFR + 0.630% S BOA 01/15/26 $ 9,266,875 $ 155,098 $ – $ 155,098
Russell 2000 Value Total Return Index SOFR + 0.810% S CIT 01/15/26 10,768,185 266,703 – 266,703
Russell 2000 Value Total Return Index SOFR + 0.190% S GSC 01/15/26 6,133,008 150,040 – 150,040
Russell 2000 Value Total Return Index SOFR + 0.470% S GSC 01/15/26 10,808,667 265,841 – 265,841
Russell 2000 Growth Total Return Index SOFR + 0.350% S SGN 01/15/26 17,346,007 288,041 – 288,041
$ 1,125,723 $ – $ 1,125,723
Total Return Swaps ( $ 4,164,740 ) $ – ( $ 4,164,740 )
Total Swap Agreements ( $ 4,164,740 ) $ – ( $ 4,164,740 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 1,125,723
Liabilities – (5,290,463)
$ – ( $ 4,164,740 )

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 96,034,055 $ – $ 96,034,055 $ –
Mortgage-Backed Securities 5,922,198 – 5,922,198 –
Asset-Backed Securities 38,049,646 – 38,049,646 –
U.S. Treasury Obligations 20,763,479 – 20,763,479 –
Short-Term Investments 36,043,287 – 36,043,287 –
Securities Lending Collateral 574,794 120,322 454,472 –
Derivatives:
Equity Contracts
Swaps 1,125,723 – 1,125,723 –
Total Assets 198,513,182 120,322 198,392,860 –
Liabilities Derivatives:
Equity Contracts
Futures (9,308) (9,308) – –
Swaps (5,290,463) – (5,290,463) –
Total Equity Contracts (5,299,771) (9,308) (5,290,463) –
Interest Rate Contracts
Futures (19,458) (19,458) – –
Total Liabilities - Derivatives (5,319,229) (28,766) (5,290,463) –
Total Liabilities (5,319,229) (28,766) (5,290,463) –
Total $ 193,193,953 $ 91,556 $ 193,102,397 $ –

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Communications - 0.0%
Gen Digital, Inc., Exp 04/17/27 * 1,685 $ 7,431
Total Rights
    (Cost $6,571) 7,431
WARRANTS - 0.0%
Communications - 0.0%
Opendoor Technologies, Inc. Exercise @ $9.00
Exp 11/20/26 * 4,046 3,641
Total Warrants
    (Cost $0) 3,641
COMMON STOCKS - 100.0%
Basic Materials - 4.5%
spacing
AdvanSix, Inc. 16,428 284,204
Cabot Corp. 28,683 1,901,109
Caledonia Mining Corp. PLC (South Africa)  4,029 105,439
Chemours Co. 36,478 430,076
Commercial Metals Co. 44,988 3,114,069
Compass Minerals International, Inc. * 22,148 434,987
Ecovyst, Inc. * 24,732 240,642
Ferroglobe PLC 18,906 87,724
FMC Corp. 26,164 362,895
Intrepid Potash, Inc. * 2,307 63,973
Kaiser Aluminum Corp. 3,397 390,179
Koppers Holdings, Inc. 2,035 55,108
Mativ Holdings, Inc. 42,369 514,783
Mercer International, Inc. (Germany)  25,232 49,959
NewMarket Corp. 3,519 2,418,468
Oil-Dri Corp. of America 6,526 319,382
Orion SA (Germany)  33,177 175,175
Rayonier Advanced Materials, Inc. * 46,250 272,413
Stepan Co. 10,196 482,883
Sylvamo Corp. 16,098 775,119
Tronox Holdings PLC 38,626 161,070
12,639,657
Communications - 4.4%
spacing
AMC Networks, Inc. Class A * 8,726 83,072
Array Digital Infrastructure, Inc. 8,721 467,620
ATN International, Inc. 2,646 60,329
Cable One, Inc. 2,852 321,848
Cars.com, Inc. * 9,576 116,827
ePlus, Inc. 11,651 1,021,793
Gambling.com Group Ltd. * (Malta)  2,422 13,224
Globalstar, Inc. * 13,880 847,235
Iridium Communications, Inc. 41,991 729,804
Lands' End, Inc. * 5,026 72,977
Liberty Global Ltd. Class A * (Belgium)  65,351 728,010
Liberty Global Ltd. Class C * (Belgium)  57,067 630,020
Opendoor Technologies, Inc. * 121,388 707,692
Scholastic Corp. 12,172 360,656
Shenandoah Telecommunications Co. 12,432 143,714
Telephone & Data Systems, Inc. 39,162 1,605,642
Upwork, Inc. †* 56,189 1,113,666
Viasat, Inc. * 84,728 2,919,727
a Shares Value
Yelp, Inc. * 15,778 $ 479,493
12,423,349
Consumer, Cyclical - 21.6%
spacing
Abercrombie & Fitch Co. Class A * 16,024 2,016,941
Academy Sports & Outdoors, Inc. 23,489 1,173,510
Advance Auto Parts, Inc. 23,414 920,170
Alaska Air Group, Inc. * 55,711 2,802,263
Allegiant Travel Co. * 9,353 797,530
American Axle & Manufacturing Holdings, Inc. * 69,246 443,867
American Eagle Outfitters, Inc. 62,450 1,646,807
BJ's Restaurants, Inc. * 10,839 427,057
Blue Bird Corp. * 15,329 720,463
Brunswick Corp. 20,833 1,546,642
Buckle, Inc. 12,411 662,996
Build-A-Bear Workshop, Inc. 6,279 384,714
Caleres, Inc. 18,901 230,025
Carter's, Inc. 15,206 493,131
Central Garden & Pet Co. * 3,627 116,608
Central Garden & Pet Co. Class A * 24,114 703,888
Century Communities, Inc. 4,597 272,832
Cheesecake Factory, Inc. 16,406 828,175
Clarus Corp. 5,690 19,061
Columbia Sportswear Co. 9,442 520,160
Cracker Barrel Old Country Store, Inc. † 11,762 298,755
Crocs, Inc. * 20,137 1,722,116
Daktronics, Inc. * 25,549 505,104
Dana, Inc. 47,209 1,121,686
Ethan Allen Interiors, Inc. 12,408 283,399
Flexsteel Industries, Inc. 2,986 117,917
Forestar Group, Inc. * 12,107 298,195
G-III Apparel Group Ltd. 18,000 521,280
Gentex Corp. 66,844 1,555,460
Gentherm, Inc. * 9,913 360,536
Global Industrial Co. 466 13,617
Goodyear Tire & Rubber Co. * 123,975 1,086,021
Guess?, Inc. 4,088 68,474
Hamilton Beach Brands Holding Co. Class A  841 13,834
Harley-Davidson, Inc. 56,565 1,159,017
Haverty Furniture Cos., Inc. 5,136 119,977
HNI Corp. 4,186 175,979
Hovnanian Enterprises, Inc. Class A * 1,614 157,430
Hudson Technologies, Inc. * 9,260 63,431
IMAX Corp. * 11,965 442,226
Interface, Inc. 27,569 769,726
JAKKS Pacific, Inc. 612 10,331
KB Home 14,911 841,130
Kewaunee Scientific Corp. * 1,623 60,716
Kohl's Corp. 52,972 1,081,159
La-Z-Boy, Inc. 15,240 567,995
LCI Industries 8,376 1,016,344
Lear Corp. 19,210 2,201,466
Leggett & Platt, Inc. 15,408 169,488
Life Time Group Holdings, Inc. * 23,406 622,131
Lifetime Brands, Inc. 6,122 24,182
Macy's, Inc. 115,740 2,552,067
Marcus Corp. 16,459 255,279
MasterCraft Boat Holdings, Inc. * 989 18,702
Methode Electronics, Inc. 5,991 39,780
Miller Industries, Inc. 1,029 38,454
Monarch Casino & Resort, Inc. 5,252 502,616
Motorcar Parts of America, Inc. * 4,371 53,938
Movado Group, Inc. 8,690 179,188
Nu Skin Enterprises, Inc. Class A  22,510 216,546

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Oxford Industries, Inc. 6,713 $ 229,585
Phinia, Inc. 14,664 919,286
Polaris, Inc. † 20,091 1,270,756
PriceSmart, Inc. 11,201 1,374,027
PVH Corp. 15,685 1,051,209
RCI Hospitality Holdings, Inc. 5,957 142,015
REV Group, Inc. 19,510 1,186,403
Rocky Brands, Inc. 1,734 50,858
Rush Enterprises, Inc. Class A  16,369 882,944
Rush Enterprises, Inc. Class B  1,090 61,323
Sally Beauty Holdings, Inc. * 39,346 561,074
Shoe Carnival, Inc. 12,865 217,161
Signet Jewelers Ltd. (NYSE) 15,048 1,247,178
SkyWest, Inc. * 23,479 2,357,526
Strattec Security Corp. * 874 66,546
Sun Country Airlines Holdings, Inc. * 27,242 392,012
Super Group SGHC Ltd. (Guernsey)  53,388 637,987
Superior Group of Cos., Inc. 5,735 55,515
Taylor Morrison Home Corp. * 25,537 1,503,363
Tile Shop Holdings, Inc. * 4,761 16,759
Titan Machinery, Inc. * 6,705 100,843
Topgolf Callaway Brands Corp. * 38,370 447,778
Tri Pointe Homes, Inc. * 25,569 804,656
Universal Electronics, Inc. * 3,090 11,155
Urban Outfitters, Inc. * 20,350 1,531,541
Vera Bradley, Inc. * 5,609 13,574
VF Corp. 110,899 2,005,054
Victoria's Secret & Co. * 28,846 1,562,588
Virco Mfg. Corp. 6,537 41,771
Visteon Corp. 10,768 1,024,037
YETI Holdings, Inc. * 28,081 1,240,338
61,039,394
Consumer, Non-Cyclical - 8.6%
spacing
ACCO Brands Corp. 66,145 246,721
Acme United Corp. 1,232 49,662
Alkermes PLC * 68,608 1,919,652
American Public Education, Inc. * 8,874 335,437
Amphastar Pharmaceuticals, Inc. * 9,351 250,420
Andersons, Inc. 6,491 345,126
Boston Beer Co., Inc. Class A * 2,641 515,338
Cal-Maine Foods, Inc. 24,545 1,953,046
Catalyst Pharmaceuticals, Inc. * 38,831 906,316
Clarivate PLC * 149,458 499,190
Collegium Pharmaceutical, Inc. * 5,226 241,964
Cross Country Healthcare, Inc. * 3,120 25,272
Dole PLC 37,617 563,879
Emergent BioSolutions, Inc. * 33,456 413,516
Ennis, Inc. 10,980 197,750
Fresh Del Monte Produce, Inc. 18,775 668,953
Green Dot Corp. Class A * 25,328 324,452
Harmony Biosciences Holdings, Inc. * 24,637 921,916
Healthcare Services Group, Inc. * 37,625 719,390
Ingles Markets, Inc. Class A  7,093 486,225
Innoviva, Inc. * 21,876 437,301
Joint Corp. * 1,411 12,304
Lantheus Holdings, Inc. * 31,365 2,087,341
Lincoln Educational Services Corp. * 12,384 299,074
LivaNova PLC * 23,642 1,454,692
Monte Rosa Therapeutics, Inc. * 13,367 209,595
National HealthCare Corp. 2,705 370,828
Natural Grocers by Vitamin Cottage, Inc. 9,792 245,290
Nature's Sunshine Products, Inc. * 4,719 101,836
Novocure Ltd. * 20,959 271,000
a Shares Value
NPK International, Inc. * 17,535 $ 209,017
Oscar Health, Inc. Class A * 69,728 1,001,991
Pacira BioSciences, Inc. * 3,108 80,435
PACS Group, Inc. * 1,668 64,034
Payoneer Global, Inc. * 83,275 468,005
Perdoceo Education Corp. 22,737 666,876
Puma Biotechnology, Inc. * 15,714 93,498
QuidelOrtho Corp. * 34,861 995,630
Rigel Pharmaceuticals, Inc. * 2,314 99,109
Seaboard Corp. 106 471,151
Seneca Foods Corp. Class A * 1,847 204,334
SIGA Technologies, Inc. 8,273 50,548
Target Hospitality Corp. * 16,369 131,116
Teladoc Health, Inc. * 65,190 456,330
TrueBlue, Inc. * 5,446 24,779
United Natural Foods, Inc. * 32,434 1,092,053
Universal Technical Institute, Inc. * 20,504 535,769
Village Super Market, Inc. Class A  5,567 197,044
Weis Markets, Inc. 7,541 483,303
24,398,508
Energy - 14.3%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 817,509
Amplify Energy Corp. * 29,324 134,011
Archrock, Inc. 53,157 1,383,145
Atlas Energy Solutions, Inc. 17,569 165,500
Bristow Group, Inc. * 9,762 357,484
California Resources Corp. 29,747 1,329,988
Chord Energy Corp. 10,312 955,922
Civeo Corp. 6,972 159,450
Civitas Resources, Inc. 33,833 916,536
CNX Resources Corp. * 45,594 1,676,491
Comstock Resources, Inc. * 27,575 639,189
Core Natural Resources, Inc. 4,448 393,692
Crescent Energy Co. Class A  108,597 911,129
DMC Global, Inc. * 806 5,392
Evolution Petroleum Corp. 8,487 30,044
Expro Group Holdings NV * 13,767 183,789
Forum Energy Technologies, Inc. * 3,497 129,214
FutureFuel Corp. 7,673 24,477
Gran Tierra Energy, Inc. * (Colombia)  28,874 122,426
Granite Ridge Resources, Inc. 33,697 158,376
Gulfport Energy Corp. * 2,865 595,891
Hallador Energy Co. * 14,648 278,898
Helix Energy Solutions Group, Inc. * 47,011 294,759
Helmerich & Payne, Inc. 34,176 980,168
HighPeak Energy, Inc. † 14,932 70,778
Kimbell Royalty Partners LP 33,960 399,370
Kodiak Gas Services, Inc. 27,453 1,026,742
Liberty Energy, Inc. 66,232 1,222,643
Magnolia Oil & Gas Corp. Class A  63,637 1,393,014
Matador Resources Co. 23,510 997,764
Matrix Service Co. * 11,870 138,879
Murphy Oil Corp. 63,442 1,982,562
Nabors Industries Ltd. * 5,017 272,423
Natural Gas Services Group, Inc. 4,355 146,546
Noble Corp. PLC 52,728 1,489,039
Northern Oil & Gas, Inc. † 38,820 833,465
NOV, Inc. 121,117 1,893,059
Oceaneering International, Inc. * 35,514 853,401
Oil States International, Inc. * 16,993 115,043
Par Pacific Holdings, Inc. * 19,000 667,660
Patterson-UTI Energy, Inc. 139,501 852,351
Peabody Energy Corp. 49,245 1,462,577

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
ProFrac Holding Corp. Class A * 9,747 $ 37,916
ProPetro Holding Corp. * 40,304 383,291
Ranger Energy Services, Inc. Class A  6,957 97,259
Riley Exploration Permian, Inc. 7,736 204,230
RPC, Inc. 48,913 266,087
SandRidge Energy, Inc. 18,910 272,871
Seadrill Ltd. * (Norway)  20,606 712,968
Select Water Solutions, Inc. 39,798 418,675
SM Energy Co. 46,262 865,099
SunCoke Energy, Inc. 46,985 338,292
Talos Energy, Inc. * 52,027 573,338
TETRA Technologies, Inc. * 53,823 504,322
Tidewater, Inc. * 16,013 808,817
Transocean Ltd. * 329,572 1,361,132
VAALCO Energy, Inc. 66,997 243,869
Valaris Ltd. * 21,425 1,079,820
Vitesse Energy, Inc. † 11,998 231,081
Warrior Met Coal, Inc. 10,879 959,201
Weatherford International PLC 27,660 2,164,672
XPLR Infrastructure LP * 39,866 398,660
40,382,396
Financial - 29.2%
spacing
1st Source Corp. 4,129 258,021
ACNB Corp. 1,198 57,923
Air Lease Corp. 35,629 2,288,451
Amalgamated Financial Corp. 8,693 278,437
American Coastal Insurance Corp. 10,120 127,816
AMERISAFE, Inc. 4,704 180,681
Arrow Financial Corp. 3,792 119,069
Associated Banc-Corp. 37,193 958,092
Assured Guaranty Ltd. 13,330 1,197,967
Atlanticus Holdings Corp. * 3,088 206,742
Axis Capital Holdings Ltd. 25,742 2,756,711
Axos Financial, Inc. * 17,473 1,505,474
Banc of California, Inc. 33,968 655,243
Bancorp, Inc. * 13,578 916,787
Bank of Hawaii Corp. 10,629 726,705
Bank of NT Butterfield & Son Ltd. (Bermuda)  17,959 894,717
Bank OZK 42,079 1,936,476
Bank7 Corp. 1,056 43,275
BankUnited, Inc. 27,906 1,243,770
Banner Corp. 6,880 431,101
Bar Harbor Bankshares 123 3,819
BCB Bancorp, Inc. 2,533 20,441
Bread Financial Holdings, Inc. 13,914 1,030,053
Bridgewater Bancshares, Inc. * 5,242 91,892
Brighthouse Financial, Inc. * 23,942 1,551,202
Burke & Herbert Financial Services Corp. 3,645 227,120
Business First Bancshares, Inc. 7,689 200,990
Byline Bancorp, Inc. 10,157 296,077
C&F Financial Corp. 970 70,412
Camden National Corp. 3,610 156,602
Capital Bancorp, Inc. 1,185 33,381
Capital City Bank Group, Inc. 4,138 176,155
Capitol Federal Financial, Inc. 10,829 73,745
Carter Bankshares, Inc. * 5,580 109,703
Cathay General Bancorp 19,766 956,477
Central Pacific Financial Corp. 10,016 312,099
ChoiceOne Financial Services, Inc. 1,754 51,778
City Holding Co. 3,546 422,683
CNB Financial Corp. 7,883 206,298
CNO Financial Group, Inc. 33,006 1,401,765
Colony Bankcorp, Inc. 3,701 65,952
a Shares Value
Columbia Banking System, Inc. 76,529 $ 2,138,986
Community Trust Bancorp, Inc. 5,233 295,664
ConnectOne Bancorp, Inc. 14,637 383,782
Credit Acceptance Corp. †* 1,311 581,376
Customers Bancorp, Inc. * 9,229 674,824
Diamond Hill Investment Group, Inc. 1,401 237,469
Donegal Group, Inc. Class A  3,980 79,520
Employers Holdings, Inc. 7,076 305,471
Enact Holdings, Inc. 11,251 445,990
Enterprise Financial Services Corp. 11,209 605,286
Esquire Financial Holdings, Inc. 2,736 279,264
Essent Group Ltd. 20,734 1,347,917
F&G Annuities & Life, Inc. 7,127 219,868
Farmers National Banc Corp. 5,024 66,920
Federal Agricultural Mortgage Corp. Class C  2,727 478,779
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,224 317,504
First BanCorp 50,678 1,050,555
First Bank 3,326 54,746
First Business Financial Services, Inc. 3,554 192,982
First Financial Bancorp 23,834 596,327
First Financial Corp. 4,384 264,881
First Merchants Corp. 12,443 466,364
First Mid Bancshares, Inc. 7,577 295,503
First United Corp. 2,599 97,307
Firstsun Capital Bancorp * 177 6,661
Five Star Bancorp 6,654 238,080
FS Bancorp, Inc. 1,455 59,902
Fulton Financial Corp. 56,376 1,089,748
Genworth Financial, Inc. * 106,397 960,765
Great Southern Bancorp, Inc. 3,986 245,378
Greenlight Capital Re Ltd. Class A * 6,623 96,563
Hancock Whitney Corp. 23,676 1,507,688
Hanmi Financial Corp. 10,040 271,381
Hanover Insurance Group, Inc. 11,251 2,056,345
HBT Financial, Inc. 2,735 70,700
HCI Group, Inc. 3,936 754,492
Heritage Commerce Corp. 21,228 254,948
Heritage Insurance Holdings, Inc. * 8,413 246,164
Home Bancorp, Inc. 1,963 113,461
HomeTrust Bancshares, Inc. 6,327 271,681
Hope Bancorp, Inc. 30,432 333,535
Horace Mann Educators Corp. 10,594 489,231
Howard Hughes Holdings, Inc. * 13,536 1,079,767
Independent Bank Corp. (IBCP US) 7,230 235,192
International Bancshares Corp. 18,724 1,244,023
International Money Express, Inc. * 13,628 209,326
Investors Title Co. 139 34,700
Jackson Financial, Inc. Class A  21,793 2,324,223
Kearny Financial Corp. 9,146 67,772
Kingstone Cos., Inc. 6,755 113,687
LendingClub Corp. * 40,699 770,839
Medallion Financial Corp. 5,800 59,682
Mercantile Bank Corp. 6,134 295,045
Merchants Bancorp 9,284 316,213
Mercury General Corp. 9,384 882,659
Metrocity Bankshares, Inc. 8,031 213,143
Metropolitan Bank Holding Corp. 2,468 188,456
MGIC Investment Corp. 59,330 1,733,623
Mid Penn Bancorp, Inc. 2,052 63,653
Midland States Bancorp, Inc. 9,588 202,978
National Bank Holdings Corp. Class A  10,774 409,520
Navient Corp. 21,274 276,562
NB Bancorp, Inc. 1,424 28,224
Nelnet, Inc. Class A  4,687 623,184

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
NMI Holdings, Inc. * 25,563 $ 1,042,715
Northeast Bank 3,003 312,102
Northfield Bancorp, Inc. 9,490 108,471
Northpointe Bancshares, Inc. 3,766 63,193
Northrim BanCorp, Inc. 8,596 228,740
Northwest Bancshares, Inc. 18,586 223,032
OceanFirst Financial Corp. 17,390 312,151
OFG Bancorp 13,316 545,690
Old Second Bancorp, Inc. 17,342 338,169
OneMain Holdings, Inc. 14,373 970,896
Onity Group, Inc. * 3,541 162,142
Oppenheimer Holdings, Inc. Class A  3,937 284,606
Orange County Bancorp, Inc. 1,530 43,681
Origin Bancorp, Inc. 7,224 271,695
Orrstown Financial Services, Inc. 5,282 187,088
Palomar Holdings, Inc. * 8,271 1,114,600
Pathward Financial, Inc. 5,659 401,789
PCB Bancorp 848 18,359
Peapack-Gladstone Financial Corp. 2,958 82,380
PennyMac Financial Services, Inc. 6,842 902,049
Peoples Bancorp of North Carolina, Inc. 1,523 55,133
Peoples Bancorp, Inc. 11,716 351,831
Preferred Bank 4,398 415,303
ProAssurance Corp. * 6,630 160,181
Provident Financial Services, Inc. 44,303 874,984
QCR Holdings, Inc. 5,375 447,737
Radian Group, Inc. 41,783 1,503,770
RBB Bancorp 5,413 111,724
Regional Management Corp. 2,835 109,856
Republic Bancorp, Inc. Class A  3,173 218,905
S&T Bancorp, Inc. 8,906 350,451
Selective Insurance Group, Inc. 12,713 1,063,697
Shore Bancshares, Inc. 13,122 231,997
Sierra Bancorp 719 23,497
SiriusPoint Ltd. * (Sweden)  42,651 933,630
Skyward Specialty Insurance Group, Inc. * 11,605 593,132
SLM Corp. 76,617 2,073,256
South Plains Financial, Inc. 5,686 220,617
Southern Missouri Bancorp, Inc. 4,057 239,850
Southside Bancshares, Inc. 5,000 151,950
StoneX Group, Inc. * 14,914 1,418,769
Synovus Financial Corp. 30,399 1,521,470
Texas Capital Bancshares, Inc. * 1,005 90,993
Third Coast Bancshares, Inc. * 5,213 198,146
Tompkins Financial Corp. 994 72,085
TriCo Bancshares 9,149 433,388
TrustCo Bank Corp. 6,784 280,383
Trustmark Corp. 13,771 536,380
United Fire Group, Inc. 6,599 239,874
Unity Bancorp, Inc. 3,590 185,675
Universal Insurance Holdings, Inc. 11,010 372,138
Univest Financial Corp. 9,267 303,402
Valley National Bancorp 107,511 1,255,728
Velocity Financial, Inc. * 4,538 94,209
Virtus Investment Partners, Inc. 2,402 391,886
WaFd, Inc. 20,866 668,338
Waterstone Financial, Inc. 3,999 66,183
West BanCorp, Inc. 1,584 35,149
Westamerica BanCorp 7,516 359,490
WisdomTree, Inc. 6,530 79,601
World Acceptance Corp. * 1,203 168,889
82,675,806
a Shares Value
Industrial - 15.4%
spacing
Alamo Group, Inc. 4,772 $ 801,076
Apogee Enterprises, Inc. 9,356 340,652
ArcBest Corp. 9,756 723,798
Ardmore Shipping Corp. (Ireland)  19,664 208,242
Arrow Electronics, Inc. * 15 1,653
Aspen Aerogels, Inc. * 36,277 102,664
Astec Industries, Inc. 4,944 214,174
Astronics Corp. * 10,885 590,402
Atkore, Inc. 15,754 996,440
Avnet, Inc. 33,640 1,617,411
Benchmark Electronics, Inc. 16,401 701,307
Core Molding Technologies, Inc. * 3,911 78,416
Costamare Bulkers Holdings Ltd. * (Monaco)  5,465 84,216
Costamare, Inc. (Monaco)  27,328 431,509
Covenant Logistics Group, Inc. 9,012 198,624
DHT Holdings, Inc. 47,362 578,290
Dorian LPG Ltd. 14,005 340,882
Ducommun, Inc. * 1,517 144,312
Eastern Co. 1,898 37,372
EnerSys 8,806 1,292,280
GATX Corp. 18,508 3,138,957
Genco Shipping & Trading Ltd. 17,387 320,442
Granite Construction, Inc. 16,008 1,846,523
Graphic Packaging Holding Co. 33,125 498,862
Great Lakes Dredge & Dock Corp. * 33,342 437,447
Greenbrier Cos., Inc. 16,159 755,272
Greif, Inc. Class A  9,555 646,873
Greif, Inc. Class B  23 1,718
Heartland Express, Inc. 24,466 220,928
Hyster-Yale, Inc. 5,422 161,088
IES Holdings, Inc. * 3,137 1,220,356
International Seaways, Inc. 19,231 933,665
Karat Packaging, Inc. 2,484 56,064
Kennametal, Inc. 34,326 975,202
Kimball Electronics, Inc. * 11,718 325,995
Kirby Corp. * 18,686 2,058,823
Lindsay Corp. 5,033 593,240
Louisiana-Pacific Corp. 17,770 1,435,105
LSB Industries, Inc. * 22,138 188,173
Luxfer Holdings PLC (United Kingdom)  13,490 182,520
Marten Transport Ltd. 35,023 398,562
Materion Corp. 8,170 1,015,694
Matson, Inc. 14,844 1,833,976
Metallus, Inc. * 20,095 344,830
Mueller Water Products, Inc. Class A  11,283 268,761
NWPX Infrastructure, Inc. * 3,310 206,842
Olympic Steel, Inc. 4,083 174,691
Park-Ohio Holdings Corp. 1,684 35,263
Plexus Corp. * 11,439 1,681,533
Ryder System, Inc. 15,791 3,022,239
Ryerson Holding Corp. 11,708 294,573
Safe Bulkers, Inc. (Monaco)  17,243 83,111
Schneider National, Inc. Class B  22,582 599,100
Scorpio Tankers, Inc. (Monaco)  19,957 1,014,414
SFL Corp. Ltd. (Norway)  50,027 390,711
Stoneridge, Inc. * 4,459 25,818
Tecnoglass, Inc. 10,561 531,429
Teekay Corp. Ltd. (Bermuda)  25,223 227,764
Teekay Tankers Ltd. Class A (Canada)  8,704 464,968
Tennant Co. 7,048 519,438
Terex Corp. 13,818 737,605
Trinity Industries, Inc. 37,808 999,644

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Tutor Perini Corp. 20,466 $ 1,371,631
Universal Logistics Holdings, Inc. 4,358 66,198
Vishay Intertechnology, Inc. 49,831 722,051
Werner Enterprises, Inc. 27,568 827,316
World Kinect Corp. 7,866 184,300
43,523,435
Technology - 2.0%
spacing
Amkor Technology, Inc. 34,185 1,349,624
Cricut, Inc. Class A  34,819 172,354
Diebold Nixdorf, Inc. * 5,320 361,175
DXC Technology Co. * 94,927 1,390,681
GigaCloud Technology, Inc. Class A * 10,220 401,442
IBEX Holdings Ltd. * 8,862 338,351
Nutex Health, Inc. †* 1,862 306,522
Pagaya Technologies Ltd. Class A * 9,549 199,574
Photronics, Inc. * 31,172 997,504
5,517,227
Total Common Stocks
    (Cost $265,525,613) 282,599,772
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $265,532,184) 282,610,844
SECURITIES LENDING COLLATERAL - 1.6%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.640% 962,517 962,517
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,994,915; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,034,813) $ 1,994,483 1,994,483
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,643,450; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,679,689) 1,641,063 1,641,063
3,635,546
Total Securities Lending Collateral
(Cost $4,598,063) 4,598,063
a
TOTAL INVESTMENTS - 101.6%
(Cost $270,130,247) 287,208,907
OTHER ASSETS & LIABILITIES, NET - (1.6%) (4,476,402)
NET ASSETS - 100.0% $ 282,732,505
Financial 29 .2%
Consumer, Cyclical 21 .6%
Industrial 15 .4%
Energy 14 .3%
Consumer, Non-Cyclical 8 .6%
Basic Materials 4 .5%
Communications 4 .4%
Others (each less than 3.0%) 3 .6%
101 .6%
Other Assets & Liabilities, Net ( 1 .6% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 7,431 $ 7,431 $ – $ –
Warrants 3,641 3,641 – –
Common Stocks 282,599,772 282,599,772 – –
Securities Lending Collateral 4,598,063 962,517 3,635,546 –
Total $ 287,208,907 $ 283,573,361 $ 3,635,546 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 3.2%
spacing
DuPont de Nemours, Inc. 157,958 $ 6,349,911
Eastman Chemical Co. 87,249 5,569,104
Freeport-McMoRan, Inc. 468,478 23,793,998
PPG Industries, Inc. 82,103 8,412,273
Qnity Electronics, Inc. Class W/I  79,029 6,452,718
Solstice Advanced Materials, Inc. * 23,027 1,118,652
51,696,656
Communications - 11.2%
spacing
Alphabet, Inc. Class A  207,827 65,049,850
Amazon.com, Inc. * 167,814 38,734,828
Charter Communications, Inc. Class A †* 32,646 6,814,853
Cisco Systems, Inc. 597,276 46,008,171
Comcast Corp. Class A  223,269 6,673,510
T-Mobile U.S., Inc. 104,280 21,173,011
184,454,223
Consumer, Cyclical - 11.0%
spacing
BJ's Wholesale Club Holdings, Inc. * 98,271 8,847,338
General Motors Co. 516,315 41,986,736
Hilton Worldwide Holdings, Inc. 69,768 20,040,858
Lululemon Athletica, Inc. * 21,126 4,390,194
PulteGroup, Inc. 251,653 29,508,831
Southwest Airlines Co. 664,732 27,473,374
Target Corp. 94,234 9,211,373
Walmart, Inc. 352,916 39,318,372
180,777,076
Consumer, Non-Cyclical - 21.6%
spacing
AbbVie, Inc. 67,155 15,344,246
AstraZeneca PLC ADR (United Kingdom)  251,942 23,161,028
Becton Dickinson & Co. 107,771 20,915,118
Coca-Cola Co. 525,054 36,706,525
Corteva, Inc. 342,260 22,941,688
McKesson Corp. 42,532 34,888,574
Novo Nordisk AS ADR (Denmark)  279,297 14,210,631
Philip Morris International, Inc. 234,144 37,556,698
Procter & Gamble Co. 173,456 24,857,979
Regeneron Pharmaceuticals, Inc. 39,682 30,629,345
Sanofi SA 203,576 19,697,028
Thermo Fisher Scientific, Inc. 59,666 34,573,464
United Rentals, Inc. 20,328 16,451,857
UnitedHealth Group, Inc. 67,378 22,242,152
354,176,333
Energy - 5.5%
spacing
ConocoPhillips 156,878 14,685,349
Exxon Mobil Corp. 343,646 41,354,360
Shell PLC 507,432 18,797,338
Valero Energy Corp. 99,155 16,141,442
90,978,489
Financial - 23.3%
spacing
Allstate Corp. 108,779 22,642,349
American International Group, Inc. 218,102 18,658,626
American Tower Corp. REIT 31,486 5,527,997
Apollo Global Management, Inc. 134,890 19,526,676
Bank of America Corp. 709,354 39,014,470
Blackrock, Inc. 15,821 16,933,849
Capital One Financial Corp. 164,109 39,773,457
a Shares Value
Charles Schwab Corp. 296,404 $ 29,613,724
Citigroup, Inc. 577,339 67,369,688
CME Group, Inc. 77,656 21,206,300
Goldman Sachs Group, Inc. 26,763 23,524,677
JPMorgan Chase & Co. 61,043 19,669,275
PNC Financial Services Group, Inc. 113,587 23,709,015
Prologis, Inc. REIT 126,825 16,190,480
State Street Corp. 73,648 9,501,329
Vornado Realty Trust REIT 295,915 9,848,051
382,709,963
Industrial - 11.3%
spacing
Ball Corp. 125,569 6,651,390
CRH PLC 213,625 26,660,400
FedEx Corp. 89,028 25,716,628
Honeywell International, Inc. 90,215 17,600,045
Ingersoll Rand, Inc. 197,897 15,677,400
Johnson Controls International PLC 219,963 26,340,569
Northrop Grumman Corp. 38,596 22,007,825
Otis Worldwide Corp. 137,155 11,980,489
RTX Corp. 180,540 33,111,036
185,745,782
Technology - 7.0%
spacing
Accenture PLC Class A  96,809 25,973,854
Marvell Technology, Inc. 187,755 15,955,420
Microsoft Corp. 85,840 41,513,941
QUALCOMM, Inc. 71,579 12,243,588
Seagate Technology Holdings PLC 67,374 18,554,126
114,240,929
Utilities - 4.0%
spacing
NextEra Energy, Inc. 438,096 35,170,347
NRG Energy, Inc. 93,918 14,955,502
PPL Corp. 440,744 15,434,855
65,560,704
Total Common Stocks
    (Cost $1,436,047,089) 1,610,340,155
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.1%
    (Cost $1,436,047,089) 1,610,340,155
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,456,367 1,456,367
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$3,018,469; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$3,078,839) $ 3,017,815 3,017,815

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, forward foreign currency contracts outstanding were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,486,674; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$2,541,507) $ 2,483,062 $ 2,483,062
5,500,877
Total Securities Lending Collateral
(Cost $6,957,244) 6,957,244
a
TOTAL INVESTMENTS - 98.6%
(Cost $1,443,004,333) 1,617,297,399
DERIVATIVES - (0.0%) (344,789)
OTHER ASSETS & LIABILITIES, NET - 1.4% 23,777,493
NET ASSETS - 100.0% $ 1,640,730,103
Financial 23 .3%
Consumer, Non-Cyclical 21 .6%
Industrial 11 .3%
Communications 11 .2%
Consumer, Cyclical 11 .0%
Technology 7 .0%
Energy 5 .5%
Utilities 4 .0%
Basic Materials 3 .2%
Others (each less than 3.0%) 0 .5%
98 .6%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 1 .4%
100 .0%
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 200 USD 236 03/26 BOA $ – $ –
EUR 645,900 USD 762,869 03/26 GSC – (1,283)
EUR 701,300 USD 826,889 03/26 UBS 21 –
USD 11,920,620 DKK 75,442,400 03/26 MSC 1,241 –
USD 3,552,094 EUR 3,007,600 03/26 CIT 5,804 –
USD 1,217,897 EUR 1,032,900 03/26 MSC – (6)
USD 10,821,845 EUR 9,178,600 03/26 TDB – (729)
USD 13,011,078 GBP 9,745,600 03/26 MSC – (123,152)
USD 5,937,751 GBP 4,447,500 03/26 SSB – (56,184)
USD 18,053,890 GBP 13,522,500 03/26 TDB – (170,501)
Total Forward Foreign Currency Contracts $ 7,066 ( $ 351,855 )

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 51,696,656 $ 51,696,656 $ – $ –
Communications 184,454,223 184,454,223 – –
Consumer, Cyclical 180,777,076 180,777,076 – –
Consumer, Non-Cyclical 354,176,333 334,479,305 19,697,028 –
Energy 90,978,489 72,181,151 18,797,338 –
Financial 382,709,963 382,709,963 – –
Industrial 185,745,782 185,745,782 – –
Technology 114,240,929 114,240,929 – –
Utilities 65,560,704 65,560,704 – –
Total Common Stocks 1,610,340,155 1,571,845,789 38,494,366 –
Securities Lending Collateral 6,957,244 1,456,367 5,500,877 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 7,066 – 7,066 –
Total Assets 1,617,304,465 1,573,302,156 44,002,309 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (351,855) – (351,855) –
Total Liabilities (351,855) – (351,855) –
Total $ 1,616,952,610 $ 1,573,302,156 $ 43,650,454 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 0.9%
spacing
Axalta Coating Systems Ltd. * 102,597 $ 3,314,909
International Paper Co. † 47,592 1,874,649
5,189,558
Communications - 10.3%
spacing
Alphabet, Inc. Class C  23,456 7,360,493
Amazon.com, Inc. * 31,172 7,195,121
Angi, Inc. * 36,842 476,367
AT&T, Inc. 161,938 4,022,540
Booking Holdings, Inc. 681 3,646,980
CDW Corp. 21,730 2,959,626
Cisco Systems, Inc. 47,539 3,661,929
Expedia Group, Inc. 8,423 2,386,320
GoDaddy, Inc. Class A * 20,121 2,496,614
Meta Platforms, Inc. Class A  7,868 5,193,588
Nexstar Media Group, Inc. 15,883 3,225,043
Omnicom Group, Inc. 54,573 4,406,770
Verizon Communications, Inc. 76,092 3,099,227
Walt Disney Co. 74,632 8,490,882
58,621,500
Consumer, Cyclical - 8.3%
spacing
AutoZone, Inc. * 1,126 3,818,829
Best Buy Co., Inc. 42,652 2,854,698
BJ's Wholesale Club Holdings, Inc. * 47,771 4,300,823
Chipotle Mexican Grill, Inc. * 93,678 3,466,086
Columbia Sportswear Co. 42,708 2,352,784
Darden Restaurants, Inc. 11,378 2,093,780
Gentex Corp. 47,159 1,097,390
Kontoor Brands, Inc. 50,035 3,056,638
Lowe's Cos., Inc. 30,048 7,246,376
McDonald's Corp. 21,849 6,677,710
Murphy USA, Inc. 6,719 2,711,251
NIKE, Inc. Class B  22,800 1,452,588
Southwest Airlines Co. 101,413 4,191,399
Warner Music Group Corp. Class A  72,126 2,212,104
47,532,456
Consumer, Non-Cyclical - 20.0%
spacing
AbbVie, Inc. 45,495 10,395,153
Andersen Group, Inc. Class A * 38,257 992,004
Bristol-Myers Squibb Co. 33,028 1,781,530
Cencora, Inc. 21,610 7,298,777
Cigna Group 26,111 7,186,531
Corpay, Inc. * 14,666 4,413,439
HCA Healthcare, Inc. 7,433 3,470,170
Henry Schein, Inc. * 62,905 4,754,360
Humana, Inc. 22,148 5,672,767
Johnson & Johnson 46,328 9,587,580
Keurig Dr. Pepper, Inc. 110,069 3,083,033
Labcorp Holdings, Inc. 23,978 6,015,601
Medtronic PLC 54,940 5,277,536
Merck & Co., Inc. 43,680 4,597,757
Philip Morris International, Inc. 63,962 10,259,505
Post Holdings, Inc. * 45,536 4,510,341
Procter & Gamble Co. 32,715 4,688,387
Regeneron Pharmaceuticals, Inc. 6,567 5,068,870
TransUnion 50,605 4,339,379
UnitedHealth Group, Inc. 10,557 3,484,971
Vertex Pharmaceuticals, Inc. * 5,370 2,434,543
a Shares Value
WillScot Holdings Corp. 242,318 $ 4,562,848
113,875,082
Energy - 5.3%
spacing
Chevron Corp. 45,508 6,935,874
ConocoPhillips 81,764 7,653,928
EOG Resources, Inc. 65,429 6,870,699
Kinder Morgan, Inc. 147,587 4,057,167
Williams Cos., Inc. 76,533 4,600,399
30,118,067
Financial - 32.0%
spacing
American Express Co. 8,567 3,169,362
American Homes 4 Rent Class A REIT 101,434 3,256,031
Arch Capital Group Ltd. * 25,446 2,440,780
AvalonBay Communities, Inc. REIT 9,513 1,724,802
Bank of America Corp. 197,006 10,835,330
Berkshire Hathaway, Inc. Class B * 39,129 19,668,192
Capital One Financial Corp. 53,500 12,966,260
CBRE Group, Inc. Class A * 8,565 1,377,166
Charles Schwab Corp. 35,442 3,541,010
Chubb Ltd. 13,045 4,071,605
EastGroup Properties, Inc. REIT 9,978 1,777,481
Equinix, Inc. REIT 5,471 4,191,661
Fifth Third Bancorp 49,820 2,332,074
First Citizens BancShares, Inc. Class A  4,069 8,732,807
Host Hotels & Resorts, Inc. REIT 115,106 2,040,829
Kinsale Capital Group, Inc. 5,383 2,105,399
Loews Corp. 64,782 6,822,193
M&T Bank Corp. 53,923 10,864,406
Marsh & McLennan Cos., Inc. 14,682 2,723,805
MGIC Investment Corp. 175,669 5,133,048
Mid-America Apartment Communities, Inc. REIT 36,835 5,116,750
Morgan Stanley 24,087 4,276,165
Progressive Corp. 7,098 1,616,357
Public Storage REIT 15,337 3,979,952
Raymond James Financial, Inc. 25,717 4,129,893
Rayonier, Inc. REIT † 102,041 2,209,188
Regency Centers Corp. REIT 78,664 5,430,176
Regions Financial Corp. 224,724 6,090,020
SBA Communications Corp. REIT 16,487 3,189,080
State Street Corp. 69,301 8,940,522
Travelers Cos., Inc. 21,704 6,295,462
Wells Fargo & Co. 197,451 18,402,433
Weyerhaeuser Co. REIT 117,705 2,788,432
182,238,671
Industrial - 14.2%
spacing
Carlisle Cos., Inc. 6,488 2,075,252
Dover Corp. 38,145 7,447,430
Eaton Corp. PLC 17,018 5,420,403
Emerson Electric Co. 18,252 2,422,405
FedEx Corp. 23,317 6,735,348
Fortune Brands Innovations, Inc. 26,641 1,332,583
General Dynamics Corp. 16,762 5,643,095
Graphic Packaging Holding Co. 88,547 1,333,518
Hayward Holdings, Inc. * 163,543 2,526,739
Jabil, Inc. 17,485 3,986,930
JB Hunt Transport Services, Inc. 23,470 4,561,160
Martin Marietta Materials, Inc. 5,806 3,615,164
Middleby Corp. * 20,145 2,994,957
Mohawk Industries, Inc. * 28,916 3,160,519
Packaging Corp. of America 18,313 3,776,690
RTX Corp. 36,254 6,648,983

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Silgan Holdings, Inc. 87,075 $ 3,515,218
Smurfit WestRock PLC 76,847 2,971,673
TD SYNNEX Corp. 31,764 4,771,906
Union Pacific Corp. 26,993 6,244,021
81,183,994
Technology - 3.8%
spacing
Analog Devices, Inc. 14,722 3,992,607
Hewlett Packard Enterprise Co. 288,189 6,922,300
Texas Instruments, Inc. 43,064 7,471,173
Western Digital Corp. 17,486 3,012,313
21,398,393
Utilities - 3.2%
spacing
Entergy Corp. 14,277 1,319,623
NextEra Energy, Inc. 75,276 6,043,157
PG&E Corp. 230,785 3,708,715
Public Service Enterprise Group, Inc. 26,017 2,089,165
Xcel Energy, Inc. 71,702 5,295,910
18,456,570
Total Common Stocks
    (Cost $505,493,235) 558,614,291
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $505,493,235) 558,614,291
SECURITIES LENDING COLLATERAL - 0.7%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 846,923 846,923
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,755,335; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,790,442) $ 1,754,955 1,754,955
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,446,079; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,477,966) 1,443,979 1,443,979
3,198,934
Total Securities Lending Collateral
(Cost $4,045,857) 4,045,857
a
Value
TOTAL INVESTMENTS - 98.7%
(Cost $509,539,092) $ 562,660,148
OTHER ASSETS & LIABILITIES, NET - 1.3% 7,466,929
NET ASSETS - 100.0% $ 570,127,077
Financial 32 .0%
Consumer, Non-Cyclical 20 .0%
Industrial 14 .2%
Communications 10 .3%
Consumer, Cyclical 8 .3%
Energy 5 .3%
Technology 3 .8%
Utilities 3 .2%
Others (each less than 3.0%) 1 .6%
98 .7%
Other Assets & Liabilities, Net 1 .3%
100 .0%

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 558,614,291 $ 558,614,291 $ – $ –
Securities Lending Collateral 4,045,857 846,923 3,198,934 –
Total $ 562,660,148 $ 559,461,214 $ 3,198,934 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.8%
Brazil - 0.1%
spacing
Banco Pan SA * 347,500 $ 716,714
South Korea - 0.7%
spacing
Korea Investment Holdings Co. Ltd. 41 3,588
Mirae Asset Securities Co. Ltd. 220,782 1,725,411
Samsung Electronics Co. Ltd. 74,736 4,638,921
6,367,920
Total Preferred Stocks
    (Cost $5,002,067) 7,084,634
COMMON STOCKS - 98.6%
Australia - 0.9%
spacing
Anglogold Ashanti PLC 87,734 7,555,632
Belgium - 0.3%
spacing
Cenergy Holdings SA 30,448 536,109
Viohalco SA 120,539 1,684,508
2,220,617
Brazil - 4.6%
spacing
Banco Bradesco SA 461,500 1,305,726
Banco Bradesco SA ADR 3,914,700 13,035,951
Banco do Brasil SA 1,568,800 6,261,580
Cia De Sanena Do Parana 178,100 1,302,331
Cia Energetica de Minas Gerais ADR 641,460 1,282,920
Cury Construtora e Incorporadora SA 63,200 371,757
Embraer SA ADR 675 43,450
Fleury SA 97,700 267,399
Grupo SBF SA 249,200 587,576
Iochpe Maxion SA 105,400 193,624
JHSF Participacoes SA 108,800 156,922
Mahle Metal Leve SA 37,900 235,812
Motiva Infraestrutura de Mobilidade SA 532,500 1,460,129
Rede D'Or Sao Luiz SA ~ 524,700 3,886,193
Transmissora Alianca de Energia Eletrica SA 423,100 3,251,785
Vale SA ADR 316,800 4,127,904
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA * 615,000 360,308
38,131,367
Chile - 1.4%
spacing
Banco de Chile 48,037,099 9,278,512
Banco de Credito e Inversiones SA 34,205 2,215,519
Engie Energia Chile SA 47,056 70,236
11,564,267
China - 27.1%
spacing
3SBio, Inc. ~ 867,500 2,693,619
AAC Technologies Holdings, Inc. 523,500 2,624,415
Alibaba Group Holding Ltd. 1,133,500 20,812,144
Bank of Shanghai Co. Ltd. Class A  1,872,755 2,706,700
China Construction Bank Corp. Class H  11,793,000 11,672,830
China Galaxy Securities Co. Ltd. Class H  277,500 358,863
China Gold International Resources Corp. Ltd. 23,600 476,055
China Hongqiao Group Ltd. 1,727,500 7,255,019
China Life Insurance Co. Ltd. Class H  651,000 2,301,241
China Nonferrous Mining Corp. Ltd. 598,000 1,134,536
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class A  37,900 $ 227,461
CMOC Group Ltd. Class H  1,125,000 2,795,085
Consun Pharmaceutical Group Ltd. 1,176,000 2,367,068
Contemporary Amperex Technology Co. Ltd.
Class A  134,494 7,072,036
CSPC Pharmaceutical Group Ltd. 2,002,000 2,172,254
Fuyao Glass Industry Group Co. Ltd. Class H ~ 60,000 518,621
Geely Automobile Holdings Ltd. 2,781,000 6,432,108
Goldwind Science & Technology Co. Ltd.
Class H  561,200 966,510
Guangdong Investment Ltd. 354,000 308,829
H World Group Ltd. ADR 17,900 842,195
Harbin Electric Co. Ltd. Class H  1,312,000 2,812,045
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  31,100 122,127
Huaneng Power International, Inc. Class H  3,376,000 2,487,970
Huayu Automotive Systems Co. Ltd. Class A  1,591,278 4,553,708
Industrial & Commercial Bank of China Ltd.
Class H  13,325,000 10,782,666
Jiangxi Copper Co. Ltd. Class H  747,000 4,128,887
Kuaishou Technology ~ 531,000 4,389,463
Li Ning Co. Ltd. 1,279,000 3,073,204
Livzon Pharmaceutical Group, Inc. Class H  447,800 1,640,980
Lonking Holdings Ltd. 5,542,000 2,112,356
NetEase, Inc. 55,500 1,527,647
PDD Holdings, Inc. ADR * 23,300 2,641,987
People's Insurance Co. Group of China Ltd.
Class H  2,371,000 2,059,678
PICC Property & Casualty Co. Ltd. Class H  3,454,000 7,261,714
Q Technology Group Co. Ltd. ~ 573,000 619,408
Sany Heavy Equipment International Holdings
Co. Ltd. 2,027,000 2,260,364
Sany Heavy Industry Co. Ltd. Class A  898,850 2,718,393
Shanghai Putailai New Energy Technology
Group Co. Ltd. Class A  203,400 795,068
Shenergy Co. Ltd. Class A  1,229,811 1,368,964
Simcere Pharmaceutical Group Ltd. ~ 809,000 1,242,801
Sino Biopharmaceutical Ltd. 4,807,000 3,824,628
Sinopec Engineering Group Co. Ltd. Class H  3,337,500 3,284,882
Sungrow Power Supply Co. Ltd. Class A  125,220 3,064,883
TBEA Co. Ltd. Class A  606,900 1,927,734
TCL Electronics Holdings Ltd. 514,000 686,637
Tencent Holdings Ltd. 619,200 47,519,595
Trip.com Group Ltd. 64,850 4,649,835
Vipshop Holdings Ltd. ADR 122,600 2,168,794
Weichai Power Co. Ltd. Class A  371,600 914,504
Weichai Power Co. Ltd. Class H  1,161,000 2,817,529
Xiaomi Corp. Class B * ~ 563,600 2,844,392
Yadea Group Holdings Ltd. ~ 2,442,000 3,576,891
Zhejiang Chint Electrics Co. Ltd. Class A  583,800 2,328,968
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 296,000 1,854,187
Zijin Mining Group Co. Ltd. Class A  1,343,000 6,610,678
Zijin Mining Group Co. Ltd. Class H  1,050,000 4,807,356
227,218,512
Colombia - 0.0%
spacing
Grupo Cibest SA ADR 4,075 259,211
Czech Republic - 0.3%
spacing
Komercni Banka AS 32,849 1,852,013
Moneta Money Bank AS ~ 102,431 962,622
2,814,635

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Greece - 0.0%
spacing
Eurobank SA Class A  73,394 $ 295,093
Hong Kong - 0.6%
spacing
Skyworth Group Ltd. * 1,766,000 1,065,147
Untrade NH Health * ± Ω 813,000 –
Wasion Holdings Ltd. 840,000 1,854,496
WH Group Ltd. ~ 2,157,500 2,403,485
5,323,128
Hungary - 0.1%
spacing
OTP Bank Nyrt 4,555 488,406
India - 15.1%
spacing
Avanti Feeds Ltd. 15,196 141,653
Bank of India 323,329 518,236
Bharat Petroleum Corp. Ltd. 492,969 2,108,785
Bharti Airtel Ltd. 550,019 12,909,761
Biocon Ltd. 746,871 3,274,245
Bosch Ltd. 186 74,610
Canara Bank 1,573,896 2,714,401
City Union Bank Ltd. 91,132 294,972
Cummins India Ltd. 140,005 6,909,371
Dixon Technologies India Ltd. ~ 1,951 263,224
Eicher Motors Ltd. 90,414 7,359,937
GE Vernova T&D India Ltd. 38,800 1,352,268
Graphite India Ltd. 120,778 862,983
HDFC Bank Ltd. 1,187,085 13,113,600
Hindalco Industries Ltd. 683,632 6,746,949
Hitachi Energy India Ltd. 11,854 2,416,267
ICICI Bank Ltd. ADR 421,786 12,569,223
Indian Oil Corp. Ltd. 2,770,486 5,136,118
Indus Towers Ltd. * 473,638 2,208,923
ITC Ltd. 161,501 724,833
Jamna Auto Industries Ltd. 81,776 115,389
JB Chemicals & Pharmaceuticals Ltd. 18,126 366,986
JM Financial Ltd. 131,234 219,314
Larsen & Toubro Ltd. 150,348 6,833,037
Laurus Labs Ltd. ~ 372,836 4,595,688
Lupin Ltd. 71,616 1,682,203
Mahindra & Mahindra Ltd. 56,325 2,326,169
Maruti Suzuki India Ltd. 29,936 5,567,496
Motilal Oswal Financial Services Ltd. 11,810 112,513
Muthoot Finance Ltd. 109,909 4,661,896
NTPC Ltd. 578,710 2,124,293
Polycab India Ltd. 8,299 704,367
Power Finance Corp. Ltd. 205,716 814,528
Power Grid Corp. of India Ltd. 261,111 769,953
Reliance Industries Ltd. 193,966 3,394,136
Samvardhana Motherson International Ltd. 329,446 440,103
Solar Industries India Ltd. 4,136 563,969
State Bank of India 209,306 2,289,617
Syngene International Ltd. ~ 2,979 21,593
Tata Motors Ltd./new * 46,608 215,462
Tata Motors Passenger Vehicles Ltd. 844,463 3,455,935
Zydus Lifesciences Ltd. 343,597 3,500,360
126,475,366
Indonesia - 0.7%
spacing
Aneka Tambang Tbk. PT 17,419,800 3,281,575
Bumitama Agri Ltd. 1,147,500 1,205,170
a Shares Value
Elang Mahkota Teknologi Tbk. PT 17,172,100 $ 1,112,512
5,599,257
Mexico - 2.3%
spacing
Cemex SAB de CV ADR 18,210 209,233
Fibra Uno Administracion SA de CV REIT 395,100 592,184
Grupo Financiero Banorte SAB de CV Class O  770,400 7,142,056
Grupo Mexico SAB de CV 882,120 8,329,133
Industrias Penoles SAB de CV * 52,600 2,765,432
19,038,038
Philippines - 0.3%
spacing
International Container Terminal Services, Inc. 124,850 1,198,094
Metropolitan Bank & Trust Co. 1,128,660 1,314,124
2,512,218
Poland - 1.3%
spacing
Alior Bank SA 4,196 128,791
ORLEN SA 299,292 7,990,119
PGE Polska Grupa Energetyczna SA * 271,018 662,358
Powszechny Zaklad Ubezpieczen SA 119,223 2,206,751
10,988,019
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 1
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
1
Saudi Arabia - 3.3%
spacing
Al Babtain Power & Telecommunication Co. 126,984 2,179,313
Al Rajhi Bank 225,415 5,855,180
Aldrees Petroleum & Transport Services Co. 42,842 1,460,613
Arab National Bank 413,583 2,384,288
Arabian Pipes Co. 459,915 579,610
Banque Saudi Fransi 358,796 1,609,219
Etihad Etisalat Co. 87,864 1,543,798
Riyad Bank 614,386 4,446,737
Riyadh Cables Group Co. 102,661 3,568,262
Saudi Awwal Bank 377,318 3,254,600
Saudi National Bank 112,988 1,141,086
28,022,706
South Africa - 3.2%
spacing
DRDGOLD Ltd. 109,613 346,412
Exxaro Resources Ltd. 44,333 479,203
Gold Fields Ltd. ADR 216,477 9,451,386
Investec Ltd. 102,916 759,316
Momentum Group Ltd. 379,821 877,075
Naspers Ltd. Class N  158,819 10,591,871
Netcare Ltd. 424,474 405,762
Old Mutual Ltd. 3,894,355 3,503,979
26,415,004
South Korea - 12.9%
spacing
Bosung Power Technology Co. Ltd. * 145,960 529,896
D.I Corp. 55,445 823,246
Daou Technology, Inc. 70,159 1,895,530
DB HiTek Co. Ltd. 25,539 1,200,443
Hanwha Engine * 50,664 1,508,597
HD Hyundai Co. Ltd. 12,363 1,618,201

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 22,341 $ 6,303,996
Hyundai Glovis Co. Ltd. 13,840 1,737,203
Hyundai Mobis Co. Ltd. 1,108 287,505
KB Financial Group, Inc. 43,942 3,782,733
Korea Electric Power Corp. * 19,694 646,350
LEENO Industrial, Inc. * 21,407 897,608
LG Electronics, Inc. 4,664 297,602
Mirae Asset Securities Co. Ltd. 5,953 96,567
Samsung Biologics Co. Ltd. * ~ 3,386 3,975,788
Samsung Electronics Co. Ltd. 513,271 43,019,752
Samsung Episholdings Co. Ltd. * 1,820 938,711
Samsung Heavy Industries Co. Ltd. * 359,770 6,016,173
Shinhan Financial Group Co. Ltd. 53,175 2,831,555
SK Hynix, Inc. 54,396 24,634,742
SNT Energy Co. Ltd. 4,142 105,147
TES Co. Ltd. 53,691 1,657,055
WONIK IPS Co. Ltd. 6,706 315,846
Youngone Corp. 7,718 438,258
Yuanta Securities Korea Co. Ltd. 8,700 22,318
Yuhan Corp. 25,693 2,000,015
Zeus Co. Ltd. 52,622 539,174
108,120,011
Taiwan - 19.6%
spacing
ACES Electronic Co. Ltd. 252,000 497,014
ADATA Technology Co. Ltd. 565,000 5,031,135
Anpec Electronics Corp. 91,000 624,159
Arcadyan Technology Corp. 49,000 270,849
Ardentec Corp. 277,000 1,096,981
Argosy Research, Inc. 121,000 610,932
ASE Technology Holding Co. Ltd. 6,000 47,310
Asia Cement Corp. 404,000 477,785
Asustek Computer, Inc. 344,000 5,979,653
Brillian Network & Automation Integrated
System Co. Ltd. 55,000 667,673
Chunghwa Precision Test Tech Co. Ltd. 56,000 4,073,608
Compeq Manufacturing Co. Ltd. 950,000 2,805,717
Eson Precision Ind Co. Ltd. 413,000 1,012,310
EZconn Corp. 10,000 432,388
Genius Electronic Optical Co. Ltd. 66,000 941,402
Holy Stone Enterprise Co. Ltd. 375,000 1,215,881
Hon Hai Precision Industry Co. Ltd. 534,000 3,914,390
Hong TAI Electric Industrial 188,000 205,915
ITEQ Corp. 75,000 269,728
Kaimei Electronic Corp. 1,065,000 3,080,488
King Yuan Electronics Co. Ltd. 433,000 3,408,524
Lelon Electronics Corp. 602,000 2,043,031
Lion Travel Service Co. Ltd. 14,000 72,767
Marketech International Corp. 149,000 1,301,841
MediaTek, Inc. 76,000 3,450,795
Powertech Technology, Inc. 566,000 3,119,957
Simplo Technology Co. Ltd. 53,000 604,689
Sinbon Electronics Co. Ltd. 36,000 220,106
TA-I Technology Co. Ltd. 517,000 940,810
Taiwan Semiconductor Manufacturing Co. Ltd. 2,173,000 106,818,717
Thinking Electronic Industrial Co. Ltd. 129,000 715,742
Topco Scientific Co. Ltd. 104,000 964,576
TPK Holding Co. Ltd. 80,000 102,641
Tripod Technology Corp. 358,000 3,612,710
United Integrated Services Co. Ltd. 107,000 3,241,381
Win Semiconductors Corp. 19,000 110,585
Wonderful Hi-Tech Co. Ltd. 99,000 137,816
Yuanta Financial Holding Co. Ltd. 38,950 48,670
a Shares Value
Zhen Ding Technology Holding Ltd. 46,000 $ 207,299
164,377,975
Thailand - 0.8%
spacing
Charoen Pokphand Foods PCL 4,773,200 3,304,012
SCB X PCL 694,400 3,052,671
6,356,683
Turkey - 1.5%
spacing
Borusan Birlesik Boru Fabrikalari Sanayi ve
Ticaret AS †* 109,468 1,413,470
CVK Maden Isletmeleri Sanayi VE Ticaret AS * 771,457 475,578
Enka Insaat ve Sanayi AS 305,998 561,319
Kocaer Celik Sanayi Ve Ticaret AS 1,255,978 308,279
Trust Anadolu Metal Madencilik Isletmeleri
AS * 743,584 1,804,763
Turk Altin Isletmeleri AS * 483,609 460,512
Turkiye Garanti Bankasi AS 440,383 1,468,424
Turkiye Petrol Rafinerileri AS 1,329,411 5,703,025
Turkiye Sigorta AS 1,066,455 293,435
12,488,805
United Arab Emirates - 1.4%
spacing
Abu Dhabi Commercial Bank PJSC 734,932 2,861,487
Abu Dhabi Islamic Bank PJSC 434,393 2,453,303
Air Arabia PJSC 255,108 323,268
Dubai Electricity & Water Authority PJSC 376,551 283,737
Dubai Investments PJSC 1,028,703 1,000,588
Dubai Islamic Bank PJSC 1,058,846 2,671,850
Emirates NBD Bank PJSC 75,743 574,350
First Abu Dhabi Bank PJSC 251,864 1,195,972
Orascom Construction PLC ~ 73,742 664,760
12,029,315
United States - 0.9%
spacing
BeOne Medicines Ltd. Class H * 306,000 7,042,980
Titan SA 6,881 423,952
7,466,932
Total Common Stocks
    (Cost $759,973,027) 825,761,198
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $764,975,094) 832,845,832
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity
Funds 3.640
%
94,803 94,803

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(d) As of December 31, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 0.1%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$196,489; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value
of $200,419) $ 196,447 $ 196,447
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$161,872; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $165,441) 161,637 161,637
358,084
Total Securities Lending Collateral
(Cost $452,887) 452,887
a
TOTAL INVESTMENTS - 99.5%
(Cost $765,427,981) 833,298,719
DERIVATIVES - 0.0% 86,932
OTHER ASSETS & LIABILITIES, NET - 0.5% 3,711,367
NET ASSETS - 100.0% $ 837,097,018
Technology 25 .6%
Financial 20 .5%
Communications 13 .6%
Industrial 11 .3%
Basic Materials 8 .8%
Consumer, Cyclical 6 .9%
Consumer, Non-Cyclical 6 .7%
Energy 4 .4%
Others (each less than 3.0%) 1 .7%
99 .5%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .5%
100 .0%
China 27 .1%
Taiwan 19 .6%
India 15 .1%
South Korea 13 .6%
Brazil 4 .7%
Saudi Arabia 3 .3%
South Africa 3 .2%
Others (each less than 3.0%) 12 .9%
99 .5%
Derivatives 0 .0%
Other Assets and Liabilities, Net 0 .5%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 03/26 62 $ 4,288,408 $ 4,375,340 $ 86,932

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 7,084,634 $ – $ 7,084,634 $ –
Common Stocks
Australia 7,555,632 – 7,555,632 –
Belgium 2,220,617 – 2,220,617 –
Brazil 38,131,367 18,490,225 19,641,142 –
Chile 11,564,267 9,278,512 2,285,755 –
China 227,218,512 13,285,538 213,932,974 –
Colombia 259,211 259,211 – –
Czech Republic 2,814,635 – 2,814,635 –
Greece 295,093 – 295,093 –
Hong Kong 5,323,128 – 5,323,128 –
Hungary 488,406 – 488,406 –
India 126,475,366 14,136,953 112,338,413 –
Indonesia 5,599,257 1,205,170 4,394,087 –
Mexico 19,038,038 19,038,038 – –
Philippines 2,512,218 1,314,124 1,198,094 –
Poland 10,988,019 – 10,988,019 –
Russia 1 – – 1
Saudi Arabia 28,022,706 1,141,086 26,881,620 –
South Africa 26,415,004 15,476,721 10,938,283 –
South Korea 108,120,011 1,376,969 106,743,042 –
Taiwan 164,377,975 – 164,377,975 –
Thailand 6,356,683 – 6,356,683 –
Turkey 12,488,805 769,013 11,719,792 –
United Arab Emirates 12,029,315 5,296,569 6,732,746 –
United States 7,466,932 – 7,466,932 –
Total Common Stocks 825,761,198 101,068,129 724,693,068 1
Securities Lending Collateral 452,887 94,803 358,084 –
Derivatives:
Equity Contracts
Futures 86,932 86,932 – –
Total $ 833,385,651 $ 101,249,864 $ 732,135,786 $ 1

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.4%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 59,088
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 700,000 711,893
5.338% due 04/04/27 ~ 1,240,000 1,259,878
Mosaic Co.
4.050% due 11/15/27  1,100,000 1,100,219
3,131,078
Communications - 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  750,000 702,236
3.750% due 02/15/28  1,280,000 1,262,201
NTT Finance Corp. (Japan)
4.567% due 07/16/27 ~ 200,000 201,819
4.620% due 07/16/28 ~ 1,510,000 1,530,327
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  680,000 673,239
5.000% due 02/15/29  250,000 254,839
Sprint Capital Corp.
6.875% due 11/15/28  920,000 987,598
5,612,259
Consumer, Cyclical - 3.5%
Alimentation Couche-Tard, Inc. (Canada)
4.148% due 09/29/28 ~ 1,099,000 1,100,532
American Honda Finance Corp.
4.445% (SOFR + 0.650%)
due 11/19/27 § 1,500,000 1,500,681
4.544% (SOFR + 0.730%)
due 08/13/27 § 800,000 801,849
4.849% (SOFR + 0.870%)
due 07/09/27 § 800,000 804,040
AutoNation, Inc.
4.450% due 01/15/29  1,280,000 1,285,150
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,842
5.125% due 06/15/30  840,000 866,711
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 727,000 738,303
Ford Motor Credit Co. LLC
4.950% due 05/28/27  1,400,000 1,405,940
5.800% due 03/05/27  1,750,000 1,772,527
5.850% due 05/17/27  1,400,000 1,422,053
6.950% due 06/10/26  400,000 403,554
General Motors Financial Co., Inc.
1.500% due 06/10/26  620,000 613,101
4.350% due 01/17/27  500,000 501,160
5.000% due 04/09/27  1,800,000 1,820,163
5.400% due 04/06/26  1,200,000 1,204,279
5.400% due 05/08/27  580,000 589,701
6.000% due 01/09/28  80,000 82,727
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 554,537
4.250% due 09/18/28 ~ 1,010,000 1,010,570
5.650% due 06/26/26 ~ 80,000 80,595
Ross Stores, Inc.
0.875% due 04/15/26  60,000 59,479
18,677,494
a
Principal
Amount Value
Consumer, Non-Cyclical - 4.3%
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  $ 960,000 $ 924,067
3.215% due 09/06/26  860,000 855,908
4.700% due 04/02/27  1,770,000 1,783,130
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  780,000 775,761
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 803,000 804,028
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,014,648
Centene Corp.
4.250% due 12/15/27  860,000 855,470
Cigna Group
3.400% due 03/01/27  880,000 874,845
CVS Health Corp.
1.300% due 08/21/27  1,600,000 1,531,362
2.875% due 06/01/26  760,000 756,274
6.250% due 06/01/27  1,620,000 1,667,338
Global Payments, Inc.
4.500% due 11/15/28  658,000 659,349
HCA, Inc.
3.125% due 03/15/27  570,000 564,227
4.500% due 02/15/27  1,540,000 1,543,577
5.000% due 03/01/28  304,000 309,759
5.200% due 06/01/28  80,000 81,982
5.625% due 09/01/28  740,000 762,967
Humana, Inc.
1.350% due 02/03/27  1,920,000 1,864,467
Imperial Brands Finance PLC (United Kingdom)
4.500% due 06/30/28 ~ 257,000 259,129
6.125% due 07/27/27 ~ 700,000 721,023
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 334,000 340,299
Mars, Inc.
4.600% due 03/01/28 ~ 1,051,000 1,065,636
Philip Morris International, Inc.
4.125% due 04/28/28  1,790,000 1,798,390
4.539% (SOFR + 0.660%)
due 10/27/28 § 586,000 586,829
22,400,465
Energy - 4.3%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,770,000 1,766,378
5.000% due 12/15/29  295,000 302,659
DCP Midstream Operating LP
5.625% due 07/15/27  1,602,000 1,633,330
Diamondback Energy, Inc.
5.200% due 04/18/27  1,260,000 1,278,846
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,750,000 1,774,973
5.300% due 04/05/29  1,320,000 1,362,623
5.900% due 11/15/26  870,000 882,913
EQT Corp.
3.125% due 05/15/26 ~ 840,000 835,356
3.900% due 10/01/27  892,000 888,677
Hess Corp.
4.300% due 04/01/27  830,000 833,821
MPLX LP
4.125% due 03/01/27  1,010,000 1,010,848
Northwest Pipeline LLC
4.000% due 04/01/27  1,590,000 1,589,859

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
ONEOK, Inc.
4.000% due 07/13/27  $ 1,770,000 $ 1,769,109
4.250% due 09/24/27  1,230,000 1,234,746
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  274,000 266,298
4.500% due 12/15/26  1,650,000 1,655,224
4.700% due 01/15/31  1,250,000 1,257,543
Targa Resources Corp.
4.350% due 01/15/29  72,000 72,218
Western Midstream Operating LP
4.650% due 07/01/26  1,530,000 1,530,433
Williams Cos., Inc.
5.400% due 03/02/26  600,000 601,343
22,547,197
Financial - 28.1%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ † 1,500,000 1,523,376
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 648,891
3.650% due 07/21/27  1,800,000 1,789,532
4.625% due 10/15/27  700,000 706,101
6.100% due 01/15/27  1,700,000 1,732,765
6.450% due 04/15/27  150,000 154,144
American Express Co.
4.351% due 07/20/29  600,000 604,468
5.098% due 02/16/28  840,000 850,001
5.389% due 07/28/27  40,000 40,314
American Tower Corp.
1.600% due 04/15/26  1,300,000 1,291,343
3.375% due 10/15/26  800,000 795,999
3.600% due 01/15/28  840,000 832,691
Aon North America, Inc.
5.125% due 03/01/27  1,100,000 1,114,041
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 570,000 563,498
5.450% due 09/09/28 ~ 1,058,000 1,067,622
5.700% due 03/15/28  600,000 608,400
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 423,666
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 592,632
4.950% due 01/07/27 ~ 1,125,000 1,133,415
5.516% due 03/25/27 ~ 1,720,000 1,747,580
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 99,681
4.950% due 01/15/28 ~ 1,662,000 1,682,985
6.375% due 05/04/28 ~ 1,630,000 1,698,965
Bank of America Corp.
3.419% due 12/20/28  1,000,000 987,743
3.559% due 04/23/27  560,000 559,030
3.705% due 04/24/28  1,810,000 1,802,592
3.824% due 01/20/28  1,780,000 1,776,259
4.948% due 07/22/28  580,000 588,473
5.819% due 09/15/29  740,000 772,518
5.933% due 09/15/27  760,000 769,979
Bank of Montreal (Canada)
4.567% due 09/10/27  1,820,000 1,827,301
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,770,000 1,779,718
4.483% (SOFR + 0.760%)
due 09/15/28 § 850,000 851,042
a
Principal
Amount Value
Barclays PLC (United Kingdom)
2.279% due 11/24/27  $ 200,000 $ 196,866
4.837% due 09/10/28  500,000 506,237
5.501% due 08/09/28  1,740,000 1,778,299
5.829% due 05/09/27  1,730,000 1,740,013
6.496% due 09/13/27  1,700,000 1,726,827
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,999
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 691,390
4.792% due 05/09/29 ~ 1,450,000 1,467,347
Brown & Brown, Inc.
4.600% due 12/23/26  247,000 248,313
4.700% due 06/23/28  137,000 138,688
Canadian Imperial Bank of Commerce (Canada)
4.857% due 03/30/29  1,310,000 1,332,004
Capital One Financial Corp.
1.878% due 11/02/27  860,000 844,009
4.927% due 05/10/28  1,200,000 1,214,367
7.149% due 10/29/27  770,000 788,534
Citigroup, Inc.
1.122% due 01/28/27  780,000 778,244
1.462% due 06/09/27  880,000 870,008
3.070% due 02/24/28  1,800,000 1,779,975
3.520% due 10/27/28  930,000 922,039
Citizens Bank NA
4.575% due 08/09/28  1,040,000 1,048,078
Corebridge Financial, Inc.
3.650% due 04/05/27  1,800,000 1,789,528
Crown Castle, Inc.
3.700% due 06/15/26  700,000 698,544
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,020,000 1,002,904
4.298% due 04/01/28 ~ 1,800,000 1,804,186
5.427% due 03/01/28 ~ 900,000 914,153
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 688,825
2.552% due 01/07/28  1,800,000 1,770,674
5.373% due 01/10/29  400,000 408,227
5.706% due 02/08/28  850,000 863,621
7.146% due 07/13/27  1,650,000 1,675,478
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,604,000 1,621,471
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 59,166
1.400% due 08/27/27 ~ 60,000 57,603
4.875% due 11/19/27 ~ 800,000 813,439
Equitable Holdings, Inc.
4.350% due 04/20/28  750,000 753,048
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 409,642
Goldman Sachs Bank USA
5.283% due 03/18/27  60,000 60,153
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,830,000 1,799,468
2.640% due 02/24/28  860,000 846,870
3.691% due 06/05/28  1,490,000 1,482,515
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 260,000 258,732
5.300% due 06/05/27 ~ 329,000 331,156
5.450% due 01/14/28  1,625,000 1,643,485
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,750,000 1,783,055

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.887% due 08/14/27  $ 900,000 $ 909,646
7.390% due 11/03/28  1,570,000 1,660,216
Huntington Bancshares, Inc.
4.443% due 08/04/28  1,670,000 1,679,560
Huntington National Bank
4.692% (SOFR + 0.720%)
due 04/12/28 § 577,000 576,408
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,034,000 1,050,478
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 199,528
Jackson Financial, Inc.
5.170% due 06/08/27  730,000 739,646
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 593,000 598,052
4.933% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 752,340
5.550% due 07/02/27 ~ 1,500,000 1,531,983
JPMorgan Chase & Co.
1.578% due 04/22/27  880,000 873,482
2.069% due 06/01/29  570,000 544,753
2.182% due 06/01/28  1,820,000 1,775,468
2.947% due 02/24/28  1,400,000 1,383,449
5.012% due 01/23/30  780,000 799,841
5.040% due 01/23/28  500,000 505,317
6.087% due 10/23/29  1,700,000 1,791,090
Lloyds Banking Group PLC (United Kingdom)
4.790% (SOFR + 1.060%)
due 06/13/29 § 800,000 803,733
5.462% due 01/05/28  1,730,000 1,753,597
5.871% due 03/06/29  1,140,000 1,182,311
LPL Holdings, Inc.
4.900% due 04/03/28  256,000 259,808
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,776,694
5.414% due 09/13/28  1,340,000 1,372,675
Morgan Stanley
1.593% due 05/04/27  1,800,000 1,784,491
3.591% due 07/22/28 § 880,000 874,219
3.772% due 01/24/29  1,390,000 1,382,405
5.173% due 01/16/30  200,000 205,436
5.652% due 04/13/28  1,730,000 1,764,518
5.656% due 04/18/30  740,000 771,184
Morgan Stanley Bank NA
4.968% due 07/14/28  400,000 405,679
Morgan Stanley Private Bank NA
4.578% (SOFR + 0.780%)
due 11/17/28 § 1,300,000 1,303,382
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  720,000 712,251
3.073% due 05/22/28  600,000 592,580
4.888% (SOFR + 1.100%)
due 05/23/29 § 740,000 743,593
5.516% due 09/30/28  1,700,000 1,744,475
5.583% due 03/01/28  1,700,000 1,730,737
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,030,000 1,035,886
5.300% due 01/21/28  1,740,000 1,763,003
6.615% due 10/20/27  1,740,000 1,775,172
RGA Global Funding
4.350% due 08/25/28 ~ 1,560,000 1,567,099
Royal Bank of Canada (Canada)
4.498% due 08/06/29  670,000 676,808
a
Principal
Amount Value
4.554% (SOFR + 0.700%)
due 11/03/28 § $ 870,000 $ 871,099
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,150,000 1,168,980
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,480,000 1,510,069
5.500% due 04/13/29 ~ 200,000 205,051
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  1,450,000 1,454,887
5.532% due 07/17/26  40,000 40,335
Truist Financial Corp.
1.267% due 03/02/27  137,000 136,328
4.123% due 06/06/28  1,200,000 1,203,220
4.873% due 01/26/29  1,740,000 1,768,178
5.435% due 01/24/30  320,000 331,353
6.047% due 06/08/27  1,730,000 1,744,161
U.S. Bancorp
3.100% due 04/27/26  50,000 49,878
5.384% due 01/23/30  840,000 870,156
6.787% due 10/26/27  1,740,000 1,778,525
U.S. Bank NA
4.717% (SOFR + 0.910%)
due 05/15/28 § 750,000 753,546
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 199,555
1.494% due 08/10/27 ~ 870,000 856,283
4.703% due 08/05/27 ~ 1,800,000 1,806,570
VICI Properties LP
4.750% due 02/15/28  1,740,000 1,757,621
4.750% due 04/01/28  540,000 545,814
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 660,000 660,078
Wells Fargo & Co.
2.393% due 06/02/28  960,000 938,295
3.196% due 06/17/27  1,780,000 1,773,077
3.526% due 03/24/28  1,800,000 1,788,631
4.900% due 01/24/28  509,000 513,393
5.707% due 04/22/28  560,000 571,697
6.303% due 10/23/29  1,690,000 1,786,111
Western Union Co.
1.350% due 03/15/26  60,000 59,628
147,578,457
Industrial - 1.5%
Amrize Finance U.S. LLC
4.600% due 04/07/27  467,000 470,259
Boeing Co.
2.700% due 02/01/27  800,000 788,700
3.100% due 05/01/26  810,000 806,921
5.040% due 05/01/27  1,760,000 1,778,782
6.259% due 05/01/27  70,000 71,852
CNH Industrial Capital LLC
1.450% due 07/15/26  1,820,000 1,793,541
4.500% due 10/08/27  700,000 704,755
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,260,000 1,280,718
7,695,528
Technology - 1.2%
Broadcom, Inc.
4.150% due 02/15/28  640,000 642,474
5.050% due 07/12/27  740,000 753,639
Dell International LLC/EMC Corp.
4.150% due 02/15/29  521,000 520,588

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.750% due 04/01/28  $ 270,000 $ 273,890
4.900% due 10/01/26  760,000 763,639
5.250% due 02/01/28 † 1,100,000 1,125,604
Marvell Technology, Inc.
1.650% due 04/15/26  200,000 198,672
Micron Technology, Inc.
5.327% due 02/06/29  870,000 897,326
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  690,000 692,712
VMware LLC
1.800% due 08/15/28  810,000 766,780
6,635,324
Utilities - 2.8%
AES Corp.
1.375% due 01/15/26  60,000 59,931
5.450% due 06/01/28 † 1,500,000 1,535,297
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,845
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 560,000 550,992
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 595,614
2.850% due 08/15/26  690,000 684,999
DTE Energy Co.
4.875% due 06/01/28  1,008,000 1,026,458
Duke Energy Corp.
4.850% due 01/05/29  740,000 755,453
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 620,000 612,289
3.500% due 04/06/28 ~ 580,000 572,467
4.125% due 09/30/28 ~ 231,000 230,657
Exelon Corp.
2.750% due 03/15/27  1,380,000 1,359,866
FirstEnergy Corp.
3.900% due 07/15/27  1,780,000 1,773,965
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/27  364,000 368,521
NiSource, Inc.
5.250% due 03/30/28  1,590,000 1,631,525
Pacific Gas & Electric Co.
5.450% due 06/15/27  1,300,000 1,322,447
Pinnacle West Capital Corp.
4.900% due 05/15/28  115,000 117,172
Southern Co.
5.500% due 03/15/29  1,020,000 1,059,021
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 521,962
14,838,481
Total Corporate Bonds & Notes
    (Cost $247,663,366) 249,116,283
MORTGAGE-BACKED SECURITIES - 2.1%
Collateralized Mortgage Obligations - Commercial - 2.0%
ALA Trust
5.494% (SOFR + 1.743%)
due 06/15/40 ~ § 535,000 537,874
Benchmark Mortgage Trust
3.042% due 08/15/52  376,707 370,790
a
Principal
Amount Value
BLP Commercial Mortgage Trust
5.092% (SOFR + 1.342%)
due 03/15/41 ~ § $ 85,666 $ 85,802
BX Commercial Mortgage Trust
5.043% (SOFR + 1.293%)
due 12/15/39 ~ § 464,740 465,279
5.142% (SOFR + 1.392%)
due 03/15/41 ~ § 656,861 657,932
5.192% (SOFR + 1.442%)
due 02/15/39 ~ § 483,506 484,300
5.193% (SOFR + 1.443%)
due 04/15/40 ~ § 389,856 390,631
5.512% (SOFR + 1.761%)
due 12/09/40 ~ § 393,805 394,779
BX Trust
4.500% (SOFR + 0.750%)
due 10/15/26 ~ § 85,947 85,834
4.894% (SOFR + 1.144%)
due 03/15/30 ~ § 874,589 874,466
4.900% (SOFR + 1.150%)
due 02/15/35 ~ § 426,000 425,420
5.144% (SOFR + 1.393%)
due 03/15/30 ~ § 71,720 71,551
5.192% (SOFR + 1.442%)
due 04/15/41 ~ § 297,860 298,454
5.241% (SOFR + 1.491%)
due 04/15/37 ~ § 114,410 114,605
CD Mortgage Trust
2.622% due 08/10/49  616,090 614,991
DTP Commercial Mortgage Trust
5.843% due 01/15/41 ~ § 100,000 102,904
Extended Stay America Trust
5.050% (SOFR + 1.300%)
due 10/15/42 ~ § 1,385,000 1,389,036
GS Mortgage Securities Trust
4.106% due 07/10/51 § 77,388 77,250
HAVN Trust
5.450% (SOFR + 1.700%)
due 10/15/35 ~ § 40,000 40,072
Hilton USA Trust
4.194% due 11/05/38 ~ § 171,000 170,424
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  72,296 71,946
Morgan Stanley Capital I Trust
1.925% due 07/15/53  750,182 710,415
SREIT Trust
4.595% (SOFR + 0.845%)
due 11/15/38 ~ § 344,764 344,691
4.944% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,878
TCO Commercial Mortgage Trust
4.993% (SOFR + 1.243%)
due 12/15/39 ~ § 213,000 213,689
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  662,752 658,288
3.063% due 12/15/52  45,805 45,061
3.933% due 03/15/52  753,745 751,997
5.100% due 03/15/38 ~ § 143,000 143,764
10,676,123
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 68,485 67,333

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
OLIT Trust
3.000% due 11/25/38 ~ § $ 105,108 $ 102,719
Onity Loan Investment Trust
3.000% due 06/25/38 ~ § 92,795 91,271
261,323
Total Mortgage-Backed Securities
    (Cost $10,850,657) 10,937,446
ASSET-BACKED SECURITIES - 19.1%
Automobile Other - 1.0%
Avis Budget Rental Car Funding AESOP LLC
4.460% due 02/20/30 ~ 255,000 255,263
Exeter Automobile Receivables Trust
4.400% due 05/15/30  440,000 442,595
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  200,000 202,886
GMF Floorplan Owner Revolving Trust
4.734% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,152
4.790% due 03/15/29 ~ 235,000 236,896
4.910% due 03/15/30 ~ 395,000 400,429
5.134% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,251,008
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  485,000 489,059
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 495,811 500,306
5.038% due 07/25/31 ~ 43,569 43,969
5.121% due 12/29/32 ~ 354,695 357,863
5.185% due 07/25/31 ~ 180,501 182,300
Volkswagen Auto Lease Trust
4.010% due 01/22/29  710,000 713,135
5,205,861
Automobile Sequential - 7.9%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,150,000 1,162,936
4.590% due 03/15/34 ~ 505,000 508,762
5.540% due 04/15/33 ~ 510,232 513,984
Avis Budget Rental Car Funding AESOP LLC
4.170% due 02/20/30 ~ 370,000 370,109
4.770% due 02/20/29 ~ 950,000 961,151
4.800% due 08/20/29 ~ 100,000 101,681
BMW Vehicle Lease Trust
4.430% due 06/26/28  545,000 549,953
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,498
CarMax Auto Owner Trust
3.970% due 12/16/30  1,750,000 1,754,148
4.840% due 01/15/30  20,000 20,304
Carvana Auto Receivables Trust
4.040% due 11/11/30  1,775,000 1,780,653
4.550% due 08/12/30  390,000 393,570
4.640% due 01/10/30  1,455,000 1,464,371
Enterprise Fleet Financing LLC
4.460% due 09/20/29 ~ 820,000 830,884
4.510% due 02/22/28 ~ 1,678,000 1,686,215
4.820% due 02/20/29 ~ 615,000 625,806
5.060% due 03/20/31 ~ 1,050,000 1,075,307
5.160% due 09/20/30 ~ 150,000 152,961
5.230% due 03/20/30 ~ 1,041,322 1,049,330
a
Principal
Amount Value
First Investors Auto Owner Trust
4.310% due 12/15/28 ~ $ 535,000 $ 535,853
Ford Credit Auto Owner Trust
4.450% due 10/15/29  1,251,000 1,264,040
4.610% due 08/15/29  25,000 25,286
5.280% due 02/15/36 ~ 170,000 175,852
5.530% due 09/15/28  1,444,207 1,459,229
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  1,795,000 1,826,668
4.734% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 932,329
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 988,342
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 2,050,000 2,011,795
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 224,000 227,273
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 778,881
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 323,340
Hyundai Auto Receivables Trust
4.360% due 12/17/29  740,000 747,463
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  15,000 15,224
Merchants Fleet Funding LLC
4.490% due 01/20/39 ~ 505,000 506,990
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  2,015,000 2,026,764
4.740% due 01/16/29  663,000 664,561
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 2,030,000 2,049,407
4.750% due 07/22/30 ~ 940,000 950,458
4.950% due 05/21/29 ~ 742,250 746,973
Stellantis Financial Underwritten Enhanced
Lease Trust
4.110% due 04/20/29 ~ 1,090,000 1,092,352
Tesla Lease Electric Vehicle Securitization LLC
4.270% due 11/20/28 ~ 770,000 774,461
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 650,000 656,460
USB Auto Owner Trust
4.490% due 06/17/30 ~ 190,000 191,667
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,542
5.480% due 12/20/28  695,659 704,483
Wheels Fleet Lease Funding 1 LLC
4.080% due 09/18/40 ~ 520,000 521,715
4.410% due 05/18/40 ~ 815,000 821,946
4.570% due 01/18/40 ~ 870,000 877,951
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 419,729
World Omni Select Auto Trust
4.080% due 08/15/31  1,820,000 1,823,284
41,314,941
Credit Card Bullet - 0.5%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,547
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,013,532
5.530% due 05/15/29 ~ 650,000 657,545

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
WF Card Issuance Trust
4.340% due 05/15/30  $ 720,000 $ 730,065
2,583,689
Other Asset-Backed Securities - 9.7%
Affirm Asset Securitization Trust
4.450% due 10/15/30 ~ 637,616 638,315
5.080% due 04/15/30 ~ 87,218 87,351
5.220% due 12/17/29 ~ 16,193 16,198
Allegro CLO XIII Ltd. (Cayman)
4.984% (SOFR + 1.100%)
due 07/20/38 ~ § 680,625 681,122
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,962,331 1,983,761
ARES LIV CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/38 ~ § 530,000 530,392
ARES XXXIV CLO Ltd. (Cayman)
4.882% (SOFR + 1.000%)
due 07/17/38 ~ § 700,000 700,521
Bain Capital Credit CLO Ltd. (Cayman)
5.007% (SOFR + 1.150%)
due 04/22/35 ~ § 650,000 650,108
5.034% (SOFR + 1.150%)
due 04/20/34 ~ § 2,070,000 2,071,573
Barings CLO Ltd. (Cayman)
5.024% (SOFR + 1.140%)
due 01/20/36 ~ § 1,250,000 1,249,955
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,728,071 1,739,180
Benefit Street Partners CLO XXV Ltd. (Cayman)
4.905% (SOFR + 1.000%)
due 01/15/35 ~ § 835,000 835,057
Bowling Green Park CLO LLC
4.884% (SOFR + 1.000%)
due 04/18/35 ~ § 250,000 249,978
Buckhorn Park CLO Ltd. (Cayman)
4.954% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 250,005
CCG Receivables Trust
4.480% due 10/14/32 ~ 1,854,007 1,865,228
Dext ABS LLC
4.230% due 04/15/36 ~ 100,000 100,146
4.590% due 08/16/27 ~ 1,568,239 1,572,483
4.770% due 08/15/35 ~ 255,000 257,993
DLLAA LLC
4.950% due 09/20/29 ~ 1,331,230 1,360,181
Dllad LLC
5.300% due 07/20/29 ~ 685,000 699,814
Dryden 68 CLO Ltd. (Cayman)
5.005% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,092
Flatiron CLO 19 Ltd. (Cayman)
5.032% (SOFR + 1.180%)
due 11/16/34 ~ § 548,823 549,142
Flatiron CLO 23 LLC
5.122% (SOFR + 1.240%)
due 04/17/36 ~ § 683,000 683,547
Flatiron RR CLO 22 LLC
4.815% (SOFR + 0.910%)
due 10/15/34 ~ § 2,010,000 2,008,530
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/60 ~ 1,190,000 1,191,955
4.930% due 06/25/60 ~ 75,086 75,382
a
Principal
Amount Value
Harriman Park CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 07/20/38 ~ § $ 341,250 $ 341,465
Hartwick Park CLO Ltd. (Jersey)
5.044% (SOFR + 1.160%)
due 01/20/37 ~ § 2,050,000 2,047,488
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 783,759 788,361
Invesco CLO Ltd. (Cayman)
4.937% (SOFR + 1.080%)
due 10/22/34 ~ § 560,000 560,050
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,040,000 2,073,268
5.260% due 11/15/28 ~ 150,000 152,554
M&T Equipment Notes
4.700% due 12/16/27 ~ 290,000 291,522
Madison Park Funding XLV Ltd. (Cayman)
4.985% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,049
Madison Park Funding XXVII Ltd. (Cayman)
4.784% (SOFR + 0.900%)
due 04/20/38 ~ § 634,375 635,158
Magnetite XXVI Ltd. (Cayman)
4.758% (SOFR + 0.900%)
due 01/25/38 ~ § 408,333 408,843
Marlette Funding Trust
4.750% due 07/16/35 ~ 50,056 50,162
4.950% due 07/16/35 ~ 700,000 703,912
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 1,700,000 1,728,969
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 518,000 519,160
Oportun Issuance Trust
4.490% due 07/08/33 ~ 165,000 165,386
4.880% due 05/09/33 ~ 360,000 361,519
Palmer Square CLO Ltd. (Cayman)
4.918% (SOFR + 1.050%)
due 05/21/34 ~ § 2,020,000 2,019,845
Palmer Square Loan Funding Ltd. (Cayman)
4.652% (SOFR + 0.800%)
due 02/15/33 ~ § 216,349 215,744
5.005% (SOFR + 1.100%)
due 04/15/31 ~ § 17,354 17,358
5.228% (SOFR + 0.940%)
due 07/15/33 ~ § 820,000 819,467
5.305% (SOFR + 1.400%)
due 04/15/31 ~ § 900,000 902,236
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 100,000 100,657
PK Alift Loan Funding 7 LP
4.750% due 03/15/43 ~ 244,196 245,048
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 92,128 92,890
RCKT Trust
4.480% due 11/27/34 ~ 92,846 92,955
4.900% due 07/25/34 ~ 61,291 61,468
Reach ABS Trust
4.930% due 08/18/32 ~ 148,181 148,810
RR 16 Ltd. (Cayman)
4.955% (SOFR + 1.050%)
due 07/15/36 ~ § 730,000 729,889
SoFi Consumer Loan Program Trust
4.240% due 08/25/35 ~ 770,204 771,236

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of
$1,326,365 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
4.470% due 08/15/34 ~ $ 144,274 $ 144,727
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 1,950,000 1,978,894
Upstart Securitization Trust
4.600% due 09/20/35 ~ 850,000 852,178
Valley Stream Park CLO Ltd. (Jersey)
5.074% (SOFR + 1.190%)
due 01/20/37 ~ § 1,750,000 1,751,042
Verdant Receivables LLC
4.850% due 03/13/28 ~ 95,986 96,467
Verizon Master Trust
4.510% due 03/20/30  590,000 595,009
4.620% due 11/20/30  1,250,000 1,269,289
4.710% due 01/21/31  2,080,000 2,117,945
4.830% due 12/22/31 ~ 2,000,000 2,050,601
Voya CLO Ltd. (Cayman)
4.884% (SOFR + 1.000%)
due 01/20/38 ~ § 557,143 557,514
51,007,144
Total Asset-Backed Securities
    (Cost $99,738,771) 100,111,635
U.S. TREASURY OBLIGATIONS - 9.7%
U.S. Treasury Notes - 9.7%
3.500% due 09/30/26 ‡ 25,494,000 25,477,196
4.250% due 03/15/27  25,189,900 25,407,359
50,884,555
Total U.S. Treasury Obligations
    (Cost $50,721,809) 50,884,555
SHORT-TERM INVESTMENTS - 18.9%
U.S. Treasury Bills - 18.9%
3.511% due 02/24/26 ‡ 55,200,300 54,913,979
3.583% due 06/25/26  45,200,000 44,439,236
99,353,215
Total Short-Term Investments
(Cost $99,331,597) 99,353,215
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.2%
    (Cost $508,306,200) 510,403,134
Shares
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 626,534 626,534
Principal
Amount Value
Repurchase Agreements - 0.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,298,555; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,324,526) $ 1,298,274 $ 1,298,274
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,069,775; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,093,365) 1,068,222 1,068,222
2,366,496
Total Securities Lending Collateral
(Cost $2,993,030) 2,993,030
a
TOTAL INVESTMENTS - 97.7%
(Cost $511,299,230) 513,396,164
DERIVATIVES - 0.5% 2,644,495
OTHER ASSETS & LIABILITIES, NET - 1.8% 9,359,002
NET ASSETS - 100.0% $ 525,399,661
Corporate Bonds & Notes 47 .4%
Asset-Backed Securities 19 .1%
Short-Term Investments 18 .9%
U.S. Treasury Obligations 9 .7%
Others (each less than 3.0%) 2 .6%
97 .7%
Derivatives 0 .5%
Other Assets and Liabilities, Net 1 .8%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) As of December 31, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 03/26 99 $ 14,305,195 $ 14,365,395 $ 60,200
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 03/26 455 94,963,296 94,999,023 (35,727)
CBOT 5 Year U.S. Treasury Notes 03/26 124 13,527,400 13,553,782 (26,382)
( $ 62,109 )
Total Futures Contracts ( $ 1,909 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Trust Net Growth EAFE SOFR + 0.750% S BOA 01/15/26 $ 12,234,292 $ 34,836 $ – $ 34,836
MSCI Daily Trust Net Growth EAFE SOFR + 0.515% S CIT 01/15/26 16,216,480 47,763 – 47,763
MSCI Daily Total Return Net Value EAFE SOFR + 0.345% S GSC 01/15/26 49,046,205 353,840 – 353,840
MSCI Daily Trust Net Growth EAFE SOFR + 0.690% S MSC 01/15/26 14,737,546 42,332 – 42,332
MSCI Daily Total Return Net EAFE SOFR + 0.480% S JPM 04/15/26 75,612,667 387,940 – 387,940
MSCI Daily Total Return Net EAFE SOFR + 0.250% S CIT 07/15/26 31,523,710 164,757 – 164,757
MSCI Daily Total Return Net EAFE SOFR + 0.310% S CIT 07/15/26 99,163,290 515,793 – 515,793
MSCI Daily Total Return Net EAFE SOFR + 0.290% S GSC 07/15/26 44,310,139 230,846 – 230,846
MSCI Daily Total Return Net EAFE SOFR + 0.320% S CIT 10/15/26 131,192,558 681,846 – 681,846
MSCI Daily Total Return Net EAFE SOFR + 0.295% S MSC 10/15/26 50,713,886 264,103 – 264,103
MSCI Daily Total Return Net EAFE SOFR + 0.395% S MSC 01/15/27 75,612,667 390,618 – 390,618
$ 3,114,674 $ – $ 3,114,674
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net Value EAFE SOFR + 0.410% S BOA 01/15/26 $ 14,775,858 ( $ 102,942 ) $ – ( $ 102,942 )
MSCI Daily Trust Net Growth EAFE SOFR + 0.390% S CIT 01/15/26 43,188,318 (129,452) – (129,452)
MSCI Daily Total Return Net Value EAFE SOFR + 0.270% S GSC 01/15/26 16,497,986 (116,026) – (116,026)
MSCI Daily Total Return Net Value EAFE SOFR + 0.880% S GSC 01/15/26 17,772,361 (119,850) – (119,850)
( $ 468,270 ) $ – ( $ 468,270 )
Total Return Swaps $ 2,646,404 $ – $ 2,646,404
Total Swap Agreements $ 2,646,404 $ – $ 2,646,404
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 3,114,674
Liabilities – (468,270)
$ – $ 2,646,404

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 249,116,283 $ – $ 249,116,283 $ –
Mortgage-Backed Securities 10,937,446 – 10,937,446 –
Asset-Backed Securities 100,111,635 – 100,111,635 –
U.S. Treasury Obligations 50,884,555 – 50,884,555 –
Short-Term Investments 99,353,215 – 99,353,215 –
Securities Lending Collateral 2,993,030 626,534 2,366,496 –
Derivatives:
Equity Contracts
Futures 60,200 60,200 – –
Swaps 3,114,674 – 3,114,674 –
Total Equity Contracts 3,174,874 60,200 3,114,674 –
Total Assets 516,571,038 686,734 515,884,304 –
Liabilities Derivatives:
Equity Contracts
Swaps (468,270) – (468,270) –
Interest Rate Contracts
Futures (62,109) (62,109) – –
Total Liabilities - Derivatives (530,379) (62,109) (468,270) –
Total Liabilities (530,379) (62,109) (468,270) –
Total $ 516,040,659 $ 624,625 $ 515,416,034 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.4%
Australia - 2.0%
spacing
Brambles Ltd. 520,364 $ 7,946,117
Pro Medicus Ltd. 10,919 1,603,599
9,549,716
Belgium - 3.0%
spacing
KBC Group NV 42,411 5,523,437
UCB SA 31,377 8,742,459
14,265,896
Brazil - 0.7%
spacing
MercadoLibre, Inc. * 1,590 3,202,674
Canada - 7.8%
spacing
Agnico Eagle Mines Ltd. † 63,009 10,681,916
Celestica, Inc. * 20,289 6,001,630
Dollarama, Inc. 61,543 9,198,157
Loblaw Cos. Ltd. 164,834 7,451,786
Shopify, Inc. Class A * 22,445 3,612,972
36,946,461
China - 2.9%
spacing
Tencent Holdings Ltd. 133,821 10,269,896
WuXi AppTec Co. Ltd. Class H ~ 176,390 2,236,725
Zai Lab Ltd. ADR †* 65,335 1,152,510
13,659,131
France - 13.0%
spacing
Airbus SE 48,418 11,243,811
AXA SA 174,204 8,358,482
Danone SA 102,402 9,236,559
EssilorLuxottica SA 17,655 5,582,472
Hermes International SCA 3,139 7,793,664
L'Oreal SA 18,390 7,895,115
Safran SA 32,820 11,431,759
61,541,862
Germany - 8.4%
spacing
E.ON SE 430,479 8,151,085
Heidelberg Materials AG 10,901 2,826,159
SAP SE 58,028 14,098,978
Siemens Energy AG * 102,424 14,368,914
39,445,136
Israel - 1.3%
spacing
Check Point Software Technologies Ltd. * 32,447 6,020,865
Italy - 6.7%
spacing
Ferrari NV 12,644 4,698,689
Intesa Sanpaolo SpA 1,723,658 11,910,652
Prysmian SpA 94,879 9,464,871
Ryanair Holdings PLC 168,093 5,795,439
31,869,651
Japan - 11.1%
spacing
Fujikura Ltd. 10,360 1,148,876
Hoya Corp. 30,848 4,678,703
Mitsubishi Heavy Industries Ltd. 84,994 2,074,911
Mitsubishi UFJ Financial Group, Inc. 594,786 9,439,891
Nomura Research Institute Ltd. 120,612 4,589,843
a Shares Value
SoftBank Group Corp. 162,544 $ 4,559,898
Sony Group Corp. 523,028 13,416,176
Terumo Corp. 419,056 6,091,052
Tokyo Electron Ltd. 29,165 6,495,840
52,495,190
Netherlands - 6.6%
spacing
Adyen NV * ~ 3,115 5,023,170
Argenx SE * 7,766 6,550,957
ASML Holding NV 18,042 19,440,619
31,014,746
Singapore - 1.9%
spacing
Sea Ltd. ADR * 68,730 8,767,886
Spain - 4.3%
spacing
Banco Santander SA 846,943 9,968,933
Industria de Diseno Textil SA 159,246 10,504,608
20,473,541
Sweden - 1.0%
spacing
EQT AB 116,905 4,567,014
Switzerland - 4.1%
spacing
Cie Financiere Richemont SA Class A  47,228 10,184,762
Galderma Group AG 30,763 6,264,352
Givaudan SA 677 2,678,379
19,127,493
Taiwan - 2.7%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 263,376 12,946,841
United Kingdom - 16.7%
spacing
3i Group PLC 135,143 5,925,860
AstraZeneca PLC 77,315 14,307,859
BAE Systems PLC 307,678 7,081,227
HSBC Holdings PLC 691,771 10,885,662
London Stock Exchange Group PLC 40,877 4,917,035
NatWest Group PLC 1,361,819 11,946,256
RELX PLC 176,743 7,120,413
Tesco PLC 1,031,822 6,136,070
Unilever PLC 158,766 10,373,327
78,693,709
United States - 4.2%
spacing
Alcon AG 69,235 5,478,430
Roche Holding AG 11,533 4,762,785
Schneider Electric SE 35,636 9,749,127
19,990,342
Total Common Stocks
    (Cost $399,173,787) 464,578,154
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $399,173,787) 464,578,154
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity
Funds 3.640
%
482,759 482,759

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
Principal
Amount Value
Repurchase Agreements - 0.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,000,568; collateralized by Federal
National Mortgage Association, Government
National Mortgage Association and U.S.
Treasury Notes: with rates ranging from
1.625% - 7.500% and maturity dates ranging
from 02/28/30 - 03/20/65 and an aggregate
value of $1,020,579) $ 1,000,351 $ 1,000,351
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$824,287; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $842,463) 823,090 823,090
1,823,441
Total Securities Lending Collateral
(Cost $2,306,200) 2,306,200
a
TOTAL INVESTMENTS - 98.9%
(Cost $401,479,987) 466,884,354
OTHER ASSETS & LIABILITIES, NET - 1.1% 5,370,874
NET ASSETS - 100.0% $ 472,255,228
Consumer, Non-Cyclical 25 .9%
Financial 17 .7%
Industrial 17 .0%
Technology 13 .8%
Consumer, Cyclical 13 .1%
Communications 6 .4%
Others (each less than 3.0%) 5 .0%
98 .9%
Other Assets & Liabilities, Net 1 .1%
100 .0%
United Kingdom 16 .7%
France 13 .0%
Japan 11 .1%
Germany 8 .4%
Canada 7 .8%
Italy 6 .7%
Netherlands 6 .6%
Spain 4 .3%
United States 4 .2%
Switzerland 4 .1%
Belgium 3 .0%
Others (each less than 3.0%) 13 .0%
98 .9%
Other Assets and Liabilities, Net 1 .1%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 9,549,716 $ – $ 9,549,716 $ –
Belgium 14,265,896 – 14,265,896 –
Brazil 3,202,674 3,202,674 – –
Canada 36,946,461 36,946,461 – –
China 13,659,131 1,152,510 12,506,621 –
France 61,541,862 – 61,541,862 –
Germany 39,445,136 – 39,445,136 –
Israel 6,020,865 6,020,865 – –
Italy 31,869,651 – 31,869,651 –
Japan 52,495,190 – 52,495,190 –
Netherlands 31,014,746 – 31,014,746 –
Singapore 8,767,886 8,767,886 – –
Spain 20,473,541 – 20,473,541 –
Sweden 4,567,014 – 4,567,014 –
Switzerland 19,127,493 – 19,127,493 –
Taiwan 12,946,841 – 12,946,841 –
United Kingdom 78,693,709 – 78,693,709 –
United States 19,990,342 – 19,990,342 –
Total Common Stocks 464,578,154 56,090,396 408,487,758 –
Securities Lending Collateral 2,306,200 482,759 1,823,441 –
Total Assets 466,884,354 56,573,155 410,311,199 –
a
Liabilities Due to Custodian (11,108) – (11,108) –
Total Liabilities (11,108) – (11,108) –
Total $ 466,873,246 $ 56,573,155 $ 410,300,091 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.4%
Australia - 0.8%
spacing
Rio Tinto PLC 113,672 $ 9,156,395
Canada - 2.6%
spacing
Canadian National Railway Co. 98,429 9,729,707
Intact Financial Corp. 36,244 7,545,079
Toronto-Dominion Bank 142,346 13,415,816
30,690,602
China - 2.3%
spacing
NetEase, Inc. 418,700 11,524,789
Tencent Holdings Ltd. 195,023 14,966,754
26,491,543
Denmark - 2.0%
spacing
Carlsberg AS Class B  105,117 13,758,072
Novo Nordisk AS Class B  182,535 9,257,894
23,015,966
Finland - 1.3%
spacing
Kone OYJ Class B  211,092 14,954,378
France - 15.6%
spacing
Air Liquide SA 148,307 27,874,880
BNP Paribas SA 235,514 22,281,267
Capgemini SE 116,495 19,343,777
Cie de Saint-Gobain SA 162,113 16,485,575
Cie Generale des Etablissements Michelin
SCA 212,251 7,035,310
Dassault Systemes SE 168,231 4,700,077
Edenred SE 258,914 5,723,543
Engie SA 790,250 20,759,344
EssilorLuxottica SA 2,913 921,084
Legrand SA 73,578 10,938,299
LVMH Moet Hennessy Louis Vuitton SE 25,276 19,051,423
Pernod Ricard SA 121,536 10,406,677
TotalEnergies SE 239,360 15,605,791
181,127,047
Germany - 7.1%
spacing
Beiersdorf AG 122,769 13,482,144
Deutsche Boerse AG 84,272 22,148,473
Merck KGaA 118,626 16,930,677
MTU Aero Engines AG 16,195 6,713,281
SAP SE 97,713 23,741,184
83,015,759
Hong Kong - 2.3%
spacing
AIA Group Ltd. 1,670,007 17,189,538
Prudential PLC 605,789 9,318,900
26,508,438
India - 0.8%
spacing
HDFC Bank Ltd. 429,868 4,748,705
Tata Consultancy Services Ltd. 119,156 4,257,346
9,006,051
Ireland - 2.2%
spacing
AIB Group PLC 1,795,167 19,190,957
a Shares Value
Bank of Ireland Group PLC 351,651 $ 6,725,431
25,916,388
Israel - 1.4%
spacing
Check Point Software Technologies Ltd. * 86,647 16,078,217
Italy - 4.7%
spacing
Eni SpA 623,768 11,824,221
Intesa Sanpaolo SpA 2,827,237 19,536,496
Ryanair Holdings PLC ADR 314,990 22,739,128
54,099,845
Japan - 19.2%
spacing
Daikin Industries Ltd. 101,800 13,019,386
Denso Corp. 854,200 11,798,304
FUJIFILM Holdings Corp. 449,100 9,529,188
Hitachi Ltd. 900,000 28,225,409
Hoya Corp. 39,700 6,021,282
Kose Corp. 96,300 3,223,882
LY Corp. 3,248,800 8,644,885
Mitsubishi Electric Corp. 696,700 20,313,572
Olympus Corp. 792,200 10,044,502
Seven & i Holdings Co. Ltd. 1,157,700 16,632,686
Shin-Etsu Chemical Co. Ltd. 480,700 14,931,092
Sompo Holdings, Inc. 487,900 16,560,396
Sony Group Corp. 757,800 19,438,305
Sumitomo Mitsui Financial Group, Inc. 582,700 18,740,455
Suzuki Motor Corp. 735,300 10,996,753
Terumo Corp. 498,800 7,250,144
ZOZO, Inc. 824,400 6,798,688
222,168,929
Netherlands - 1.9%
spacing
ING Groep NV 780,820 21,947,466
Portugal - 0.6%
spacing
Galp Energia SGPS SA 396,157 6,821,952
Singapore - 1.2%
spacing
DBS Group Holdings Ltd. 308,885 13,530,590
Spain - 1.4%
spacing
Amadeus IT Group SA 217,738 16,115,008
Switzerland - 5.9%
spacing
Cie Financiere Richemont SA Class A  117,402 25,317,848
Sonova Holding AG 21,501 5,561,591
UBS Group AG (XVTX) 429,286 19,822,096
Zurich Insurance Group AG 23,352 17,670,509
68,372,044
Taiwan - 2.7%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 101,902 30,966,999
United Kingdom - 11.2%
spacing
British American Tobacco PLC 350,309 19,859,254
Compass Group PLC 714,017 22,623,674
London Stock Exchange Group PLC 104,897 12,617,907
NatWest Group PLC 2,560,266 22,459,367
RELX PLC (REN LN) 377,838 15,221,890
RELX PLC (REN NA) 5,341 217,542

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Rolls-Royce Holdings PLC 1,638,385 $ 25,338,796
Tesco PLC 2,045,921 12,166,745
130,505,175
United States - 11.2%
spacing
Experian PLC 397,660 17,929,121
Linde PLC 8,224 3,506,631
Nestle SA 154,725 15,357,867
Novartis AG 181,558 25,017,945
Qiagen NV 193,331 8,792,097
Roche Holding AG 77,099 31,839,586
Schneider Electric SE 102,142 27,943,521
130,386,768
Total Common Stocks
    (Cost $892,139,346) 1,140,875,560
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank Discount Notes
3.613% due 01/02/26  $ 7,128,000 7,126,614
Total Short-Term Investments
(Cost $7,127,307) 7,126,614
TOTAL INVESTMENTS - 99.0%
(Cost $899,266,653) 1,148,002,174
OTHER ASSETS & LIABILITIES, NET - 1.0% 11,015,445
NET ASSETS - 100.0% $ 1,159,017,619
Financial 24 .6%
Consumer, Non-Cyclical 23 .2%
Industrial 15 .5%
Consumer, Cyclical 13 .4%
Technology 9 .5%
Basic Materials 4 .8%
Energy 3 .0%
Others (each less than 3.0%) 5 .0%
99 .0%
Other Assets & Liabilities, Net 1 .0%
100 .0%
Japan 19 .2%
France 15 .6%
United States (Includes Short-Term Investments) 11 .8%
United Kingdom 11 .2%
Germany 7 .1%
Switzerland 5 .9%
Italy 4 .7%
Others (each less than 3.0%) 23 .5%
99 .0%
Other Assets and Liabilities, Net 1 .0%
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 9,156,395 $ – $ 9,156,395 $ –
Canada 30,690,602 30,690,602 – –
China 26,491,543 – 26,491,543 –
Denmark 23,015,966 – 23,015,966 –
Finland 14,954,378 – 14,954,378 –
France 181,127,047 – 181,127,047 –
Germany 83,015,759 – 83,015,759 –
Hong Kong 26,508,438 – 26,508,438 –
India 9,006,051 – 9,006,051 –
Ireland 25,916,388 – 25,916,388 –
Israel 16,078,217 16,078,217 – –
Italy 54,099,845 22,739,128 31,360,717 –
Japan 222,168,929 – 222,168,929 –
Netherlands 21,947,466 – 21,947,466 –
Portugal 6,821,952 – 6,821,952 –
Singapore 13,530,590 – 13,530,590 –
Spain 16,115,008 – 16,115,008 –
Switzerland 68,372,044 – 68,372,044 –
Taiwan 30,966,999 30,966,999 – –
United Kingdom 130,505,175 – 130,505,175 –
United States 130,386,768 3,506,631 126,880,137 –
Total Common Stocks 1,140,875,560 103,981,577 1,036,893,983 –
Short-Term Investments 7,126,614 – 7,126,614 –
Total $ 1,148,002,174 $ 103,981,577 $ 1,044,020,597 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 89.7%
Australia - 2.7%
spacing
Amotiv Ltd. 436,501 $ 2,603,268
AUB Group Ltd. 92,677 1,904,919
Deterra Royalties Ltd. 727,859 1,967,862
Imdex Ltd. 979,100 2,238,032
nib holdings Ltd. 371,209 1,696,279
10,410,360
Austria - 3.5%
spacing
Eurotelesites AG * 127,563 686,597
Mayr Melnhof Karton AG 27,329 2,970,082
Strabag SE 37,445 3,558,286
Telekom Austria AG 277,624 2,936,374
Wienerberger AG 102,411 3,654,365
13,805,704
Belgium - 0.9%
spacing
Econocom Group SA NV 207,564 401,995
Fagron 120,236 2,999,973
3,401,968
Brazil - 0.9%
spacing
Afya Ltd. Class A  68,590 1,056,972
Hypera SA 394,672 1,695,160
LOG Commercial Properties e Participacoes
SA 130,395 573,181
3,325,313
Canada - 2.8%
spacing
CCL Industries, Inc. Class B  67,670 4,274,517
North West Co., Inc. 92,460 3,294,757
Open Text Corp. 70,930 2,309,986
Quebecor, Inc. Class A  26,000 983,891
10,863,151
Cayman - 0.1%
spacing
Patria Investments Ltd. Class A  18,930 300,798
China - 5.2%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 641,783
Consun Pharmaceutical Group Ltd. 1,176,000 2,367,068
Far East Horizon Ltd. 4,033,647 4,167,605
Horizon Construction Development Ltd. 485,080 66,691
Precision Tsugami China Corp. Ltd. ~ 582,572 2,524,131
Qingdao Port International Co. Ltd. Class H ~ 4,017,772 3,596,241
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  2,704,550 1,743,802
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  747,193 3,048,794
Yangzijiang Shipbuilding Holdings Ltd. 715,120 1,931,891
20,088,006
Finland - 0.8%
spacing
Huhtamaki OYJ 88,425 3,078,765
France - 2.7%
spacing
Altarea SCA REIT 20,640 2,652,267
ARGAN SA REIT 31,499 2,437,883
Thermador Groupe 29,862 2,719,771
a Shares Value
Vallourec SACA 152,927 $ 2,808,942
10,618,863
Germany - 1.9%
spacing
Bechtle AG 49,500 2,521,242
JOST Werke SE ~ 16,240 1,027,840
Rheinmetall AG 1,476 2,692,805
Stabilus SE 45,208 1,076,569
7,318,456
Greece - 1.6%
spacing
Alpha Bank SA 298,000 1,252,515
Athens International Airport SA 173,728 2,192,734
Metlen Energy & Metals PLC * 52,709 2,725,341
6,170,590
Hong Kong - 1.3%
spacing
Sino Land Co. Ltd. 2,024,874 2,664,426
WH Group Ltd. ~ 1,975,770 2,201,034
4,865,460
Hungary - 0.4%
spacing
Richter Gedeon Nyrt 51,196 1,547,651
India - 0.9%
spacing
KRBL Ltd. 258,180 1,134,105
Redington Ltd. 795,260 2,411,885
3,545,990
Indonesia - 1.1%
spacing
Bank Syariah Indonesia Tbk. PT 6,947,760 926,590
Selamat Sempurna Tbk. PT 16,604,470 1,737,619
Sumber Alfaria Trijaya Tbk. PT 14,673,970 1,734,685
4,398,894
Ireland - 0.8%
spacing
Irish Residential Properties REIT PLC ◊ 2,305,026 2,540,917
Mincon Group PLC 935,384 560,624
3,101,541
Israel - 0.6%
spacing
Bezeq The Israeli Telecommunication Corp.
Ltd. 1,064,244 2,375,715
Italy - 3.5%
spacing
Banca Generali SpA 35,815 2,390,784
Banca Mediolanum SpA 95,980 2,179,371
Lottomatica Group SpA 83,100 2,177,819
Pirelli & C SpA ~ 257,182 1,756,222
Recordati Industria Chimica e Farmaceutica
SpA 59,085 3,354,184
Sesa SpA 18,530 1,936,876
13,795,256
Japan - 26.2%
spacing
ABC-Mart, Inc. 108,120 1,832,173
Amano Corp. 72,280 1,948,634
As One Corp. 142,410 2,182,848
BayCurrent, Inc. 52,170 2,163,160
Capcom Co. Ltd. 77,620 1,803,037
Daiichikosho Co. Ltd. 103,480 1,113,290
Dentsu Soken, Inc. 112,830 1,972,208

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Dexerials Corp. 181,840 $ 3,062,046
Ebara Corp. 154,290 3,636,579
Fuji Electric Co. Ltd. 49,250 3,734,874
Funai Soken Holdings, Inc. 167,780 1,227,674
Hachijuni Bank Ltd. 292,410 3,166,529
Hikari Tsushin, Inc. 7,420 2,079,076
Hokuhoku Financial Group, Inc. 163,180 4,778,365
Inaba Denki Sangyo Co. Ltd. 191,980 3,132,043
Itochu Enex Co. Ltd. 89,250 1,080,969
Kamigumi Co. Ltd. 100,130 3,237,959
Kawasaki Heavy Industries Ltd. 52,610 3,488,911
Kyoto Financial Group, Inc. 148,320 3,248,368
Maruwa Co. Ltd. 9,820 2,668,723
MEITEC Group Holdings, Inc. 107,960 2,444,107
Minebea Mitsumi, Inc. 96,900 1,949,780
Mitani Corp. 127,840 1,873,566
Namura Shipbuilding Co. Ltd. 55,000 1,241,454
NOF Corp. 212,790 4,101,297
NSD Co. Ltd. 136,850 3,026,413
PALTAC Corp. 110,220 3,397,610
Persol Holdings Co. Ltd. 1,052,910 1,954,199
Prestige International, Inc. 73,870 343,344
Renesas Electronics Corp. * 183,310 2,510,769
Roland Corp. 32,580 742,767
San-Ai Obbli Co. Ltd. 159,350 2,152,273
Ship Healthcare Holdings, Inc. 210,850 3,532,869
Starts Corp., Inc. 62,140 1,901,026
Systena Corp. 806,800 2,652,395
TIS, Inc. 66,740 2,242,168
TKC Corp. 53,020 1,460,127
Tokyo Ohka Kogyo Co. Ltd. 59,600 2,209,125
Toyo Tire Corp. 74,500 2,067,604
Tsuruha Holdings, Inc. 265,810 4,883,817
WingArc1st, Inc. 81,500 1,893,474
Yokogawa Electric Corp. 59,600 1,911,404
102,049,054
Mexico - 0.8%
spacing
Bolsa Mexicana de Valores SAB de CV 460,999 947,726
Gruma SAB de CV Class B  62,536 1,077,394
Grupo Comercial Chedraui SA de CV 176,060 1,205,704
3,230,824
Netherlands - 0.2%
spacing
Acomo NV 33,232 950,589
Norway - 1.6%
spacing
Europris ASA ~ 325,085 3,082,816
SpareBank 1 SMN 160,753 3,283,099
6,365,915
Peru - 0.3%
spacing
Intercorp Financial Services, Inc. 29,585 1,253,221
Philippines - 1.8%
spacing
Century Pacific Food, Inc. 5,099,375 3,380,370
Robinsons Land Corp. 12,869,639 3,527,387
6,907,757
Poland - 0.2%
spacing
Allegro.eu SA * ~ 111,800 959,351
a Shares Value
Saudi Arabia - 0.5%
spacing
Bupa Arabia for Cooperative Insurance Co. 49,520 $ 1,834,657
Singapore - 1.5%
spacing
Hour Glass Ltd. 742,482 1,299,661
HRnetgroup Ltd. ~ 2,790,995 1,628,478
Mapletree Industrial Trust REIT 1,783,439 2,883,053
5,811,192
South Africa - 0.6%
spacing
Pepkor Holdings Ltd. ~ 1,563,145 2,497,344
South Korea - 0.6%
spacing
Soulbrain Co. Ltd. 4,450 808,206
Vitzrocell Co. Ltd. 118,880 1,454,927
2,263,133
Spain - 2.8%
spacing
CIE Automotive SA 66,379 2,314,620
Logista Integral SA 107,981 3,818,353
Prosegur Cia de Seguridad SA 1,006,313 3,067,961
Viscofan SA 25,512 1,599,542
10,800,476
Sweden - 2.3%
spacing
Alleima AB 86,022 757,982
Alligo AB Class B  118,573 1,651,123
Beijer Alma AB 76,839 2,466,126
Granges AB 268,807 4,237,756
9,112,987
Taiwan - 3.7%
spacing
International Games System Co. Ltd. 113,960 2,614,657
Sporton International, Inc. 325,419 1,653,763
Test Research, Inc. 389,947 2,371,861
Tripod Technology Corp. 342,799 3,459,311
Yageo Corp. 580,808 4,257,362
14,356,954
United Kingdom - 11.7%
spacing
Ashtead Technology Holdings PLC 720,391 2,987,336
Beazley PLC 180,220 2,015,327
Bodycote PLC 287,919 2,708,942
Close Brothers Group PLC * 296,620 2,085,912
Convatec Group PLC ~ 766,166 2,501,464
Grainger PLC REIT 1,113,291 2,726,814
Hiscox Ltd. 180,118 3,444,010
ICG PLC 82,420 2,272,831
Informa PLC 158,033 1,875,098
JET2 PLC 98,644 1,860,214
Lancashire Holdings Ltd. 268,729 2,317,966
LSL Property Services PLC 242,004 857,931
Metro Bank Holdings PLC * 75,310 122,426
Premier Foods PLC 1,466,386 3,411,639
Rathbones Group PLC 132,776 3,438,817
Sabre Insurance Group PLC ~ 2,073,986 3,622,765
Savills PLC 208,163 2,794,711
Shawbrook Group PLC * ~ 288,000 1,886,699
Subsea 7 SA 126,807 2,545,018
45,475,920

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, restricted securities were as follows:
a Shares Value
United States - 3.2%
spacing
Antero Resources Corp. * 68,201 $ 2,350,206
GCC SAB de CV 303,660 3,079,516
Impro Precision Industries Ltd. ~ 2,977,911 1,867,445
Ovintiv, Inc. 54,540 2,137,423
RHI Magnesita NV 84,232 3,140,545
12,575,135
Total Common Stocks
    (Cost $308,237,908) 349,456,990
EXCHANGE-TRADED FUNDS - 6.0%
iShares MSCI India 366,430 19,805,541
Vanguard FTSE All World ex-U.S. Small-Cap
ETF 25,300 3,626,249
a
Total Exchange-Traded Funds
    (Cost $23,287,060) 23,431,790
TOTAL INVESTMENTS - 95.7%
(Cost $331,524,968) 372,888,780
OTHER ASSETS & LIABILITIES, NET - 4.3% 16,673,086
NET ASSETS - 100.0% $ 389,561,866
Industrial 26 .3%
Financial 19 .8%
Consumer, Non-Cyclical 16 .1%
Consumer, Cyclical 11 .0%
Technology 8 .0%
Exchange-Traded Funds 6 .0%
Energy 3 .9%
Others (each less than 3.0%) 4 .6%
95 .7%
Other Assets & Liabilities, Net 4 .3%
100 .0%
Japan 26 .2%
United Kingdom 11 .7%
China 5 .2%
Taiwan 3 .7%
Austria 3 .5%
Italy 3 .5%
United States 3 .2%
Others (each less than 3.0%) 38 .7%
95 .7%
Other Assets and Liabilities, Net 4 .3%
100 .0%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $2,373,870 $2,540,917 0.7%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 10,410,360 $ 1,904,919 $ 8,505,441 $ –
Austria 13,805,704 3,622,971 10,182,733 –
Belgium 3,401,968 401,995 2,999,973 –
Brazil 3,325,313 1,056,972 2,268,341 –
Canada 10,863,151 10,863,151 – –
Cayman 300,798 300,798 – –
China 20,088,006 66,691 20,021,315 –
Finland 3,078,765 – 3,078,765 –
France 10,618,863 2,719,771 7,899,092 –
Germany 7,318,456 – 7,318,456 –
Greece 6,170,590 2,192,734 3,977,856 –
Hong Kong 4,865,460 – 4,865,460 –
Hungary 1,547,651 – 1,547,651 –
India 3,545,990 – 3,545,990 –
Indonesia 4,398,894 1,737,619 2,661,275 –
Ireland 3,101,541 3,101,541 – –
Israel 2,375,715 – 2,375,715 –
Italy 13,795,256 – 13,795,256 –
Japan 102,049,054 4,883,817 97,165,237 –
Mexico 3,230,824 3,230,824 – –
Netherlands 950,589 – 950,589 –
Norway 6,365,915 – 6,365,915 –
Peru 1,253,221 1,253,221 – –
Philippines 6,907,757 3,380,370 3,527,387 –
Poland 959,351 – 959,351 –
Saudi Arabia 1,834,657 – 1,834,657 –
Singapore 5,811,192 2,928,139 2,883,053 –
South Africa 2,497,344 – 2,497,344 –
South Korea 2,263,133 – 2,263,133 –
Spain 10,800,476 – 10,800,476 –
Sweden 9,112,987 1,651,123 7,461,864 –
Taiwan 14,356,954 – 14,356,954 –
United Kingdom 45,475,920 11,782,348 33,693,572 –
United States 12,575,135 7,567,145 5,007,990 –
Total Common Stocks 349,456,990 64,646,149 284,810,841 –
Exchange-Traded Funds 23,431,790 23,431,790 – –
Total $ 372,888,780 $ 88,077,939 $ 284,810,841 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 1.8%
Brazil - 0.1%
spacing
Raizen SA * 6,900,241 $ 1,019,692
Germany - 1.7%
spacing
Henkel AG & Co. KGaA 88,022 7,181,257
Volkswagen AG 98,620 12,035,452
19,216,709
Total Preferred Stocks
    (Cost $21,615,292) 20,236,401
COMMON STOCKS - 96.1%
Austria - 1.9%
spacing
ams-OSRAM AG * 127,778 1,242,136
Erste Group Bank AG 128,297 15,384,014
Mondi PLC 438,475 5,349,485
21,975,635
Belgium - 1.0%
spacing
Ageas SA 134,104 9,395,441
Proximus SADP 240,951 2,001,031
11,396,472
Brazil - 3.6%
spacing
Ambev SA 3,198,066 8,050,024
Banco Bradesco SA ADR 4,075,944 13,572,894
Lojas Renner SA 1,704,759 4,175,165
Natura Cosmeticos SA * 2,755,453 3,736,521
Telefonica Brasil SA 1,285,162 7,694,575
Ultrapar Participacoes SA 1,057,054 3,991,462
41,220,641
Canada - 1.5%
spacing
Barrick Mining Corp. 206,023 8,974,621
Nutrien Ltd. 122,367 7,552,491
16,527,112
China - 1.5%
spacing
Alibaba Group Holding Ltd. 121,060 2,222,777
Baidu, Inc. Class A * 645,925 10,622,374
China Mengniu Dairy Co. Ltd. 2,305,386 4,425,300
17,270,451
Finland - 1.0%
spacing
Nokia OYJ (OMXH) 1,832,456 11,813,971
France - 12.3%
spacing
Arkema SA 70,048 4,268,981
AXA SA 212,847 10,212,612
BNP Paribas SA 183,281 17,339,661
Carrefour SA 495,934 8,274,941
Cie de Saint-Gobain SA 89,915 9,143,625
Engie SA 658,886 17,308,498
Orange SA 918,640 15,328,936
Renault SA 125,839 5,208,762
Societe Generale SA 349,146 28,107,641
TotalEnergies SE 319,010 20,798,811
Valeo SE 314,477 4,267,749
140,260,217
a Shares Value
Germany - 4.7%
spacing
Aumovio SE * 50,848 $ 2,565,947
BASF SE 214,948 11,310,260
Continental AG 70,814 5,620,008
Daimler Truck Holding AG 225,965 9,787,112
Evonik Industries AG 362,328 5,654,518
Fresenius SE & Co. KGaA 199,234 11,414,473
Mercedes-Benz Group AG 61,184 4,241,402
Wacker Chemie AG 29,702 2,398,976
52,992,696
Hong Kong - 3.2%
spacing
ASMPT Ltd. 495,417 4,934,338
CK Asset Holdings Ltd. 1,209,417 6,115,882
Prudential PLC 1,179,990 18,151,878
WH Group Ltd. ~ 4,261,688 4,747,578
Yue Yuen Industrial Holdings Ltd. 1,370,818 2,810,853
36,760,529
India - 0.4%
spacing
Canara Bank 2,599,903 4,483,892
Indonesia - 0.5%
spacing
Bank Negara Indonesia Persero Tbk. PT 22,603,495 5,905,418
Ireland - 2.3%
spacing
AIB Group PLC 1,204,428 12,875,753
Bank of Ireland Group PLC 675,589 12,920,841
25,796,594
Italy - 4.6%
spacing
BPER Banca SpA 869,162 11,744,532
Eni SpA 691,448 13,107,171
UniCredit SpA 326,630 27,053,682
51,905,385
Japan - 17.6%
spacing
Alfresa Holdings Corp. 190,860 2,967,894
Alps Alpine Co. Ltd. 80,996 1,033,869
Amada Co. Ltd. 227,010 2,685,704
Chiba Bank Ltd. 873,900 9,753,001
Dai-ichi Life Holdings, Inc. 323,200 2,685,973
Dentsu Group, Inc. 298,350 6,331,961
Eisai Co. Ltd. 151,754 4,505,704
Hakuhodo DY Holdings, Inc. 344,600 2,569,174
Hino Motors Ltd. * 477,528 1,178,949
Honda Motor Co. Ltd. 800,188 7,853,582
Horiba Ltd. † 37,430 3,820,615
Isuzu Motors Ltd. 70,221 1,095,947
Japan Airlines Co. Ltd. 190,957 3,541,437
Japan Post Insurance Co. Ltd. 340,140 10,229,212
JGC Holdings Corp. 320,270 3,885,098
Koito Manufacturing Co. Ltd. 417,810 6,173,144
Kubota Corp. 719,230 10,191,972
Mitsubishi Estate Co. Ltd. 435,907 10,590,409
Mitsubishi Gas Chemical Co., Inc. 241,210 4,381,279
Nikon Corp. 232,262 2,593,078
Nippon Television Holdings, Inc. 127,517 3,101,518
Nissan Motor Co. Ltd. * 1,617,618 4,019,663
Ono Pharmaceutical Co. Ltd. 110,190 1,526,617
Persol Holdings Co. Ltd. 2,385,500 4,427,483
Resona Holdings, Inc. 1,165,295 11,090,943

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Rinnai Corp. 155,670 $ 3,938,697
Rohm Co. Ltd. 560,585 7,963,330
Sega Sammy Holdings, Inc. 131,790 2,057,487
Stanley Electric Co. Ltd. 157,406 3,098,774
Subaru Corp. 323,958 6,975,212
Sumitomo Heavy Industries Ltd. 109,961 2,916,141
Sumitomo Mitsui Trust Group, Inc. 421,614 12,848,621
Sumitomo Rubber Industries Ltd. † 214,633 3,317,956
T&D Holdings, Inc. 630,286 14,548,987
Taiheiyo Cement Corp. 81,921 2,035,110
Takeda Pharmaceutical Co. Ltd. 191,928 5,962,290
THK Co. Ltd. 105,379 2,697,587
Tsuruha Holdings, Inc. 281,410 5,170,442
Yamato Holdings Co. Ltd. 355,087 4,999,472
200,764,332
Luxembourg - 0.2%
spacing
RTL Group SA † 52,197 2,101,247
Mexico - 0.9%
spacing
America Movil SAB de CV ADR 465,272 9,617,172
Netherlands - 6.3%
spacing
ABN AMRO Bank NV ~ 471,217 16,463,791
Heineken NV 105,543 8,708,027
ING Groep NV 539,506 15,164,557
Koninklijke Philips NV 480,647 13,087,630
NN Group NV 167,908 12,953,199
Randstad NV 144,321 5,479,156
71,856,360
Norway - 0.1%
spacing
Norsk Hydro ASA 136,884 1,056,631
Pakistan - 0.2%
spacing
VEON Ltd. ADR * 35,381 1,859,979
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.9%
spacing
Anglo American PLC 144,640 5,982,672
MTN Group Ltd. 967,472 9,904,686
Old Mutual Ltd. 6,908,673 6,216,137
22,103,495
South Korea - 4.8%
spacing
Coway Co. Ltd. 31,366 1,888,164
Hankook Tire & Technology Co. Ltd. 65,893 2,670,474
Hyundai Mobis Co. Ltd. 38,376 9,957,850
KB Financial Group, Inc. 108,557 9,345,095
KT Corp. ADR 387,324 7,347,536
Shinhan Financial Group Co. Ltd. 261,883 13,945,200
SK Telecom Co. Ltd. 242,523 9,004,540
54,158,859
a Shares Value
Sweden - 1.7%
spacing
SKF AB Class B  388,756 $ 10,289,910
Telefonaktiebolaget LM Ericsson Class B  975,173 9,490,416
19,780,326
Switzerland - 2.3%
spacing
Adecco Group AG 162,083 4,667,990
Swatch Group AG 35,762 7,519,168
UBS Group AG (XVTX) 293,197 13,538,245
25,725,403
Thailand - 1.3%
spacing
Kasikornbank PCL 2,318,897 14,302,339
Turkey - 0.1%
spacing
Coca-Cola Icecek AS 531,630 727,473
United Kingdom - 12.7%
spacing
British American Tobacco PLC 513,462 29,108,508
British Land Co. PLC REIT 972,631 5,277,885
BT Group PLC 4,090,700 10,134,469
Burberry Group PLC * 342,009 5,815,540
CK Hutchison Holdings Ltd. 988,036 6,717,119
DCC PLC 102,115 6,361,632
easyJet PLC 1,333,293 9,146,340
Hikma Pharmaceuticals PLC 195,419 4,073,887
J Sainsbury PLC 875,708 3,836,336
Kingfisher PLC 1,595,745 6,717,372
Land Securities Group PLC REIT 696,508 5,823,901
Reckitt Benckiser Group PLC 160,039 12,950,254
Standard Chartered PLC 1,125,550 27,463,912
Tate & Lyle PLC 627,409 3,163,123
UNITE Group PLC REIT 461,823 3,476,978
WPP PLC 1,074,452 4,826,690
144,893,946
United States - 7.5%
spacing
BP PLC 2,664,966 15,541,984
GSK PLC 1,057,226 25,920,237
Sanofi SA 191,810 18,558,607
Shell PLC 694,479 25,593,118
85,613,946
Total Common Stocks
    (Cost $818,085,257) 1,092,870,522
EXCHANGE-TRADED FUNDS - 0.4%
iShares Core MSCI EAFE 51,029 4,565,054
a
Total Exchange-Traded Funds
    (Cost $4,563,365) 4,565,054
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.3%
    (Cost $844,263,914) 1,117,671,977
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity
Funds 3.640
%
1,994,295 1,994,295

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$4,133,380; collateralized by Federal
National Mortgage Association, Government
National Mortgage Association and U.S.
Treasury Notes: with rates ranging from
1.625% - 7.500% and maturity dates ranging
from 02/28/30 - 03/20/65 and an aggregate
value of $4,216,048) $ 4,132,485 $ 4,132,485
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,405,159; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $3,480,245) 3,400,214 3,400,214
7,532,699
Total Securities Lending Collateral
(Cost $9,526,994) 9,526,994
a
TOTAL INVESTMENTS - 99.1%
(Cost $853,790,908) 1,127,198,971
OTHER ASSETS & LIABILITIES, NET - 0.9% 10,771,609
NET ASSETS - 100.0% $ 1,137,970,580
Financial 35 .9%
Consumer, Non-Cyclical 17 .4%
Consumer, Cyclical 12 .6%
Communications 11 .1%
Energy 7 .5%
Industrial 5 .3%
Basic Materials 5 .0%
Others (each less than 3.0%) 4 .3%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%
Japan 17 .6%
United Kingdom 12 .7%
France 12 .3%
United States 7 .5%
Germany 6 .4%
Netherlands 6 .3%
South Korea 4 .8%
Italy 4 .6%
Brazil 3 .7%
Hong Kong 3 .2%
Others (each less than 3.0%) 20 .0%
99 .1%
Other Assets and Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 20,236,401 $ – $ 20,236,401 $ –
Common Stocks
Austria 21,975,635 – 21,975,635 –
Belgium 11,396,472 – 11,396,472 –
Brazil 41,220,641 13,572,894 27,647,747 –
Canada 16,527,112 16,527,112 – –
China 17,270,451 – 17,270,451 –
Finland 11,813,971 – 11,813,971 –
France 140,260,217 – 140,260,217 –
Germany 52,992,696 2,565,947 50,426,749 –
Hong Kong 36,760,529 – 36,760,529 –
India 4,483,892 – 4,483,892 –
Indonesia 5,905,418 – 5,905,418 –
Ireland 25,796,594 – 25,796,594 –
Italy 51,905,385 – 51,905,385 –
Japan 200,764,332 5,170,442 195,593,890 –
Luxembourg 2,101,247 – 2,101,247 –
Mexico 9,617,172 9,617,172 – –
Netherlands 71,856,360 – 71,856,360 –
Norway 1,056,631 – 1,056,631 –
Pakistan 1,859,979 1,859,979 – –
Russia 1 – – 1
South Africa 22,103,495 6,216,137 15,887,358 –
South Korea 54,158,859 7,347,536 46,811,323 –
Sweden 19,780,326 – 19,780,326 –
Switzerland 25,725,403 – 25,725,403 –
Thailand 14,302,339 – 14,302,339 –
Turkey 727,473 – 727,473 –
United Kingdom 144,893,946 3,836,336 141,057,610 –
United States 85,613,946 – 85,613,946 –
Total Common Stocks 1,092,870,522 66,713,555 1,026,156,966 1
Exchange-Traded Funds 4,565,054 4,565,054 – –
Securities Lending Collateral 9,526,994 1,994,295 7,532,699 –
Total $ 1,127,198,971 $ 73,272,904 $ 1,053,926,066 $ 1

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.1%
Consumer, Non-Cyclical - 0.1%
Blueprint Medicines Corp. - Contingent Value
Rights * ± Ω 10,887 $ 10,669
Contra Abiomed, Inc. - Contingent Value Rights
* ± Ω 11,083 25,602
Frequency Therapeutics, Inc. - Contingent Value
Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,547
44,818
Total Rights
    (Cost $23,886) 44,818
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 1,146
Total Warrants
    (Cost $7,269) 1,146
COMMON STOCKS - 99.8%
Consumer, Non-Cyclical - 99.3%
spacing
4D Molecular Therapeutics, Inc. * 7,832 58,740
Abbott Laboratories 126,037 15,791,176
AbbVie, Inc. 70,698 16,153,786
Agilent Technologies, Inc. 25,235 3,433,726
Agios Pharmaceuticals, Inc. * 20,939 569,960
Alcon AG 4,065 320,363
Allogene Therapeutics, Inc. †* 74,976 102,717
Alnylam Pharmaceuticals, Inc. * 16,441 6,537,764
Amgen, Inc. 35,936 11,762,212
Apogee Therapeutics, Inc. * 12,403 936,178
Arcellx, Inc. * 11,349 739,955
Arcus Biosciences, Inc. * 27,716 660,472
Argenx SE ADR * (Netherlands)  6,747 5,673,890
AstraZeneca PLC (United Kingdom)  27,507 5,090,426
Autolus Therapeutics PLC ADR * (United
Kingdom)  45,212 89,972
Avidity Biosciences, Inc. * 6,170 445,042
Beam Therapeutics, Inc. * 10,283 285,045
Bio-Rad Laboratories, Inc. Class A * 1,536 465,393
Bio-Techne Corp. 12,028 707,367
Biogen, Inc. * 13,567 2,387,656
Biohaven Ltd. †* 21,280 240,251
BioMarin Pharmaceutical, Inc. * 20,406 1,212,729
BioNTech SE ADR * (Germany)  2,600 247,520
Boston Scientific Corp. * 104,181 9,933,658
BridgeBio Oncology Therapeutics, Inc. *
(Cayman)  41,549 520,193
Bridgebio Pharma, Inc. * 12,707 971,958
Bright Minds Biosciences, Inc. * (Canada)  4,649 362,808
Bristol-Myers Squibb Co. 67,088 3,618,727
Bruker Corp. 30,577 1,440,482
Cencora, Inc. 14,361 4,850,428
Centene Corp. * 33,856 1,393,174
CG oncology, Inc. * 3,691 153,250
Charles River Laboratories International, Inc. * 3,484 694,988
Cogent Biosciences, Inc. * 25,842 917,908
a Shares Value
Cooper Cos., Inc. * 18,824 $ 1,542,815
CVS Health Corp. 22,457 1,782,188
Cytokinetics, Inc. * 14,976 951,575
Daiichi Sankyo Co. Ltd. (Japan)  43,000 913,085
Danaher Corp. 40,275 9,219,753
Denali Therapeutics, Inc. * 19,830 327,393
Dexcom, Inc. * 40,529 2,689,910
Disc Medicine, Inc. * 5,298 420,714
Dyne Therapeutics, Inc. * 17,072 333,928
Edgewise Therapeutics, Inc. * 15,678 389,050
Edwards Lifesciences Corp. * 104,575 8,915,019
Elanco Animal Health, Inc. * 29,243 661,769
Elevance Health, Inc. 5,426 1,902,084
Eli Lilly & Co. 41,071 44,138,182
Enanta Pharmaceuticals, Inc. * 29,900 471,523
Exact Sciences Corp. * 33,992 3,452,228
Exelixis, Inc. * 14,166 620,896
EyePoint, Inc. * 11,390 208,095
Galderma Group AG (Switzerland)  9,426 1,919,442
GE HealthCare Technologies, Inc. 14,721 1,207,416
Gilead Sciences, Inc. 105,227 12,915,562
Glaukos Corp. * 5,405 610,279
Gossamer Bio, Inc. * 22,310 69,161
Guardant Health, Inc. * 21,649 2,211,229
HCA Healthcare, Inc. 7,696 3,592,955
Hologic, Inc. * 8,582 639,273
Humana, Inc. 4,775 1,223,021
IDEXX Laboratories, Inc. * 4,716 3,190,515
Illumina, Inc. * 9,355 1,227,002
Immunome, Inc. * 17,560 377,189
Incyte Corp. * 24,147 2,384,999
Insmed, Inc. * 11,918 2,074,209
Insulet Corp. * 5,560 1,580,374
Intuitive Surgical, Inc. * 19,485 11,035,525
Ionis Pharmaceuticals, Inc. * 10,544 834,136
IQVIA Holdings, Inc. * 6,138 1,383,567
Johnson & Johnson 164,317 34,005,403
KalVista Pharmaceuticals, Inc. * 12,990 209,789
Kodiak Sciences, Inc. * 11,474 320,813
Kymera Therapeutics, Inc. * 3,316 258,018
LB Pharmaceuticals, Inc. * 33,833 753,123
Maze Therapeutics, Inc. * 11,124 460,867
MBX Biosciences, Inc. †* 20,171 636,193
McKesson Corp. 7,179 5,888,862
Medline, Inc. Class A †* 51,583 2,166,486
Medtronic PLC 129,542 12,443,805
Merck & Co., Inc. 137,482 14,471,355
Moderna, Inc. * 34,133 1,006,582
Natera, Inc. * 8,320 1,906,029
Neurocrine Biosciences, Inc. * 4,782 678,231
Novartis AG ADR † 15,181 2,093,004
Novocure Ltd. * 35,149 454,477
Nuvalent, Inc. Class A * 19,923 2,004,055
Nyxoah SA †* (Belgium)  21,014 96,664
Ocular Therapeutix, Inc. * 15,810 191,933
Olema Pharmaceuticals, Inc. * 15,514 387,850
Orchestra BioMed Holdings, Inc. * 12,785 53,058
Oruka Therapeutics, Inc. * 11,265 341,442
Penumbra, Inc. * 8,168 2,539,513
Pfizer, Inc. 73,523 1,830,723
Protagonist Therapeutics, Inc. * 22,711 1,983,579
PTC Therapeutics, Inc. * 5,050 383,598
Quest Diagnostics, Inc. 5,204 903,050
RadNet, Inc. * 6,570 468,769

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund's composition by health care sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $44,818 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Regeneron Pharmaceuticals, Inc. 5,353 $ 4,131,820
REGENXBIO, Inc. * 13,139 189,202
Repligen Corp. * 8,759 1,435,250
Rhythm Pharmaceuticals, Inc. * 32,951 3,527,075
Roche Holding AG 12,890 5,323,185
Roivant Sciences Ltd. * 29,060 630,602
Scholar Rock Holding Corp. †* 13,927 613,484
STERIS PLC 4,139 1,049,319
Stoke Therapeutics, Inc. * 28,933 918,333
Stryker Corp. 20,506 7,207,244
Summit Therapeutics, Inc. †* 55,651 973,336
Tenet Healthcare Corp. * 6,579 1,307,379
Terns Pharmaceuticals, Inc. * 19,695 795,678
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  166,951 5,210,541
Thermo Fisher Scientific, Inc. 18,831 10,911,623
TScan Therapeutics, Inc. * 34,524 34,524
UCB SA (Belgium)  3,272 911,665
uniQure NV * (Netherlands)  8,994 215,226
United Therapeutics Corp. * 2,494 1,215,201
UnitedHealth Group, Inc. 43,799 14,458,488
Upstream Bio, Inc. * 20,780 564,177
Vaxcyte, Inc. * 5,357 247,172
Ventyx Biosciences, Inc. * 35,951 324,638
Vertex Pharmaceuticals, Inc. * 15,395 6,979,477
Viking Therapeutics, Inc. * 25,624 901,452
Vir Biotechnology, Inc. * 13,858 83,564
Vor BioPharma, Inc. * 7,013 91,730
Voyager Therapeutics, Inc. * 22,717 89,278
Waters Corp. * 6,766 2,569,930
WaVe Life Sciences Ltd. * 20,837 354,229
West Pharmaceutical Services, Inc. 7,156 1,968,902
Zealand Pharma AS * (Denmark)  5,080 369,073
390,726,043
Industrial - 0.1%
spacing
Mettler-Toledo International, Inc. * 281 391,767
Technology - 0.4%
spacing
Veeva Systems, Inc. Class A * 6,165 1,376,213
Total Common Stocks
    (Cost $329,322,793) 392,494,023
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.9%
    (Cost $329,353,948) 392,539,987
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,216,125 1,216,125
Principal
Amount Value
Repurchase Agreements - 1.1%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,520,544; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,570,955) $ 2,519,998 $ 2,519,998
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,076,473; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$2,122,261) 2,073,457 2,073,457
4,593,455
Total Securities Lending Collateral
(Cost $5,809,580) 5,809,580
a
TOTAL INVESTMENTS - 101.3%
(Cost $335,163,528) 398,349,567
OTHER ASSETS & LIABILITIES, NET - (1.3%) (4,925,177)
NET ASSETS - 100.0% $ 393,424,390
Medical-Drugs 35 .0%
Medical-Biomedical/Gene 21 .2%
Medical Products 11 .7%
Medical Instruments 8 .2%
Diagnostic Equipment 7 .0%
Medical-HMO 4 .8%
Others (each less than 3.0%) 13 .4%
101 .3%
Other Assets and Liabilities, Net ( 1 .3% )
100 .0%

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 44,818 $ – $ – $ 44,818
Warrants 1,146 1,146 – –
Common Stocks
Consumer, Non-Cyclical 390,726,043 376,199,167 14,526,876 –
Industrial 391,767 391,767 – –
Technology 1,376,213 1,376,213 – –
Total Common Stocks 392,494,023 377,967,147 14,526,876 –
Securities Lending Collateral 5,809,580 1,216,125 4,593,455 –
Total $ 398,349,567 $ 379,184,418 $ 19,120,331 $ 44,818

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund's composition by real estate sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 99.1%
Consumer, Cyclical - 2.0%
spacing
Hilton Worldwide Holdings, Inc. 11,492 $ 3,301,077
Hyatt Hotels Corp. Class A † 20,676 3,314,776
6,615,853
Financial - 97.1%
spacing
Agree Realty Corp. REIT 67,479 4,860,512
American Healthcare REIT, Inc. 130,881 6,159,260
American Homes 4 Rent Class A REIT 265,746 8,530,447
American Tower Corp. REIT 34,321 6,025,738
AvalonBay Communities, Inc. REIT 92,485 16,768,455
Cousins Properties, Inc. REIT 231,600 5,970,648
Digital Realty Trust, Inc. REIT 69,392 10,735,636
EastGroup Properties, Inc. REIT 40,093 7,142,167
Equinix, Inc. REIT 40,605 31,109,927
Equity LifeStyle Properties, Inc. REIT 91,552 5,548,967
Essex Property Trust, Inc. REIT 35,566 9,306,911
Extra Space Storage, Inc. REIT 137,892 17,956,296
Gaming & Leisure Properties, Inc. REIT 161,936 7,236,920
Healthpeak Properties, Inc. REIT 583,840 9,388,147
Hudson Pacific Properties, Inc. REIT * 61,020 660,847
InvenTrust Properties Corp. REIT 124,775 3,519,903
Invitation Homes, Inc. REIT 349,075 9,700,794
Iron Mountain, Inc. REIT 91,702 7,606,681
Kilroy Realty Corp. REIT † 112,499 4,204,088
National Health Investors, Inc. REIT 45,100 3,444,287
NETSTREIT Corp. REIT † 239,106 4,217,830
Prologis, Inc. REIT 199,669 25,489,744
Regency Centers Corp. REIT 170,276 11,754,152
Rexford Industrial Realty, Inc. REIT 203,975 7,897,912
Ryman Hospitality Properties, Inc. REIT 42,266 3,999,209
Sabra Health Care REIT, Inc. 426,745 8,082,550
Simon Property Group, Inc. REIT 64,771 11,989,760
Smartstop Self Storage REIT, Inc. 55,422 1,714,757
Ventas, Inc. REIT 301,344 23,317,999
VICI Properties, Inc. REIT 70,008 1,968,625
Vornado Realty Trust REIT 118,898 3,956,925
Welltower, Inc. REIT 194,949 36,184,484
316,450,578
Total Common Stocks
    (Cost $315,482,315) 323,066,431
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $315,482,315) 323,066,431
SECURITIES LENDING COLLATERAL - 3.7%
Mutual Funds - 0.8%
The Morgan Stanley Institutional Liquidity Funds
3.640% 2,512,549 2,512,549
Principal
Amount Value
Repurchase Agreements - 2.9%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$5,207,513; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$5,311,663) $ 5,206,385 $ 5,206,385
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$4,290,051; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$4,384,650) 4,283,820 4,283,820
9,490,205
Total Securities Lending Collateral
(Cost $12,002,754) 12,002,754
a
TOTAL INVESTMENTS - 102.8%
(Cost $327,485,069) 335,069,185
OTHER ASSETS & LIABILITIES, NET - (2.8%) (9,189,305)
NET ASSETS - 100.0% $ 325,879,880
REITS-Health Care 26 .6%
REITS-Diversified 18 .6%
REITS-Apartments 13 .6%
REITS-Warehouse/Industrial 12 .4%
REITS-Storage 8 .4%
REITS-Shopping Centers 4 .9%
REITS-Office Property 4 .5%
Securities Lending Collateral 3 .7%
REITS-Regional Malls 3 .7%
Others (each less than 3.0%) 6 .4%
102 .8%
Other Assets and Liabilities, Net ( 2 .8% )
100 .0%

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 323,066,431 $ 323,066,431 $ – $ –
Securities Lending Collateral 12,002,754 2,512,549 9,490,205 –
Total $ 335,069,185 $ 325,578,980 $ 9,490,205 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 97.4%
Communications - 10.0%
spacing
Airbnb, Inc. Class A * 8,900 1,207,908
Amazon.com, Inc. * 31,000 7,155,420
Cisco Systems, Inc. 242,800 18,702,884
Maplebear, Inc. * 1,800 80,964
Netflix, Inc. * 42,000 3,937,920
Shopify, Inc. Class A * (Canada)  79,300 12,765,062
Uber Technologies, Inc. * 43,276 3,536,082
47,386,240
Industrial - 0.2%
spacing
Beta Technologies, Inc. Class A * 2,700 76,167
Jabil, Inc. 4,400 1,003,288
1,079,455
Technology - 87.2%
spacing
Apple, Inc. 212,300 57,715,878
ASML Holding NV (Netherlands)  4,100 4,417,833
Astera Labs, Inc. †* 37,500 6,238,500
Autodesk, Inc. * 3,300 976,833
Broadcom, Inc. 12,294 4,254,953
Bullish * (Cayman)  800 30,296
CoreWeave, Inc. Class A * 600 42,966
Crowdstrike Holdings, Inc. Class A * 15,200 7,125,152
CyberArk Software Ltd. * 8,400 3,746,904
Datadog, Inc. Class A * 79,900 10,865,601
Figma, Inc. Class A * 1,100 41,107
GLOBALFOUNDRIES, Inc. * 278,916 9,739,747
HubSpot, Inc. * 11,200 4,494,560
Manhattan Associates, Inc. * 46,200 8,006,922
Marvell Technology, Inc. 259,671 22,066,842
Micron Technology, Inc. 55,922 15,960,698
Microsoft Corp. 74,100 35,836,242
Monday.com Ltd. * 5,300 782,068
MongoDB, Inc. * 14,300 6,001,567
Monolithic Power Systems, Inc. † 15,200 13,776,672
Netskope, Inc. Class A * 1,300 22,802
NVIDIA Corp. 634,347 118,305,716
NXP Semiconductors NV (Netherlands)  87,448 18,981,463
Okta, Inc. * 73,337 6,341,450
ON Semiconductor Corp. * 316,000 17,111,400
Rubrik, Inc. Class A * 14,100 1,078,368
Sandisk Corp. * 19,166 4,549,625
ServiceNow, Inc. * 63,000 9,650,970
Snowflake, Inc. Class A * 53,970 11,838,859
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  11,000 3,342,790
Western Digital Corp. 59,400 10,232,838
a Shares Value
Zscaler, Inc. * 9,400 $ 2,114,248
415,691,870
Total Common Stocks
    (Cost $374,711,153) 464,157,565
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.4%
    (Cost $374,711,153) 464,157,565
SECURITIES LENDING COLLATERAL - 4.3%
Mutual Funds - 0.9%
The Morgan Stanley Institutional Liquidity Funds
3.640% 4,325,358 4,325,358
Principal
Amount
Repurchase Agreements - 3.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$8,964,745; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$9,144,041) $ 8,962,804 8,962,804
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$7,385,332; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$7,548,184) 7,374,606 7,374,606
16,337,410
Total Securities Lending Collateral
(Cost $20,662,768) 20,662,768
a
TOTAL INVESTMENTS - 101.7%
(Cost $395,373,921) 484,820,333
OTHER ASSETS & LIABILITIES, NET - (1.7%) (7,974,226)
NET ASSETS - 100.0% $ 476,846,107

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund's composition by technology sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Electronic Components-Semiconductor 42 .2%
Computers 12 .1%
Applications Software 9 .7%
Computer Software 6 .1%
Semiconductor Component - Integrated Circuit 4 .7%
Securities Lending Collateral 4 .3%
Computer Data Security 4 .3%
Networking Products 3 .9%
Computers-Memory Devices 3 .1%
Others (each less than 3.0%) 11 .3%
101 .7%
Other Assets and Liabilities, Net ( 1 .7% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Communications $ 47,386,240 $ 47,386,240 $ – $ –
Industrial 1,079,455 1,079,455 – –
Technology 415,691,870 411,274,037 4,417,833 –
Total Common Stocks 464,157,565 459,739,732 4,417,833 –
Securities Lending Collateral 20,662,768 4,325,358 16,337,410 –
Total $ 484,820,333 $ 464,065,090 $ 20,755,243 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  79,707 $ 903,874
Calvert Green Bond Fund Class R6  341,551 4,914,914
Calvert High Yield Bond Fund Class R6  72,052 1,793,375
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  54,506 2,367,746
DFA Social Fixed Income Portfolio
Class Institutional  450,211 4,159,948
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  144,059 7,545,793
Fidelity International Sustainability Index Fund
Class Institutional  237,006 3,616,711
Fidelity U.S. Sustainability Index Fund
Class Institutional  146,332 4,458,750
a
Total Mutual Funds
    (Cost $26,900,768) 29,761,111
TOTAL INVESTMENTS - 100.1%
(Cost $26,900,768) 29,761,111
OTHER ASSETS & LIABILITIES, NET - (0.1%) (31,855)
NET ASSETS - 100.0% $ 29,729,256
Equity Mutual Funds 63 .5%
Fixed Income Mutual Funds 36 .6%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 29,761,111 $ 29,761,111 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  48,581 $ 550,907
Calvert Green Bond Fund Class R6  89,841 1,292,811
Calvert High Yield Bond Fund Class R6  27,430 682,726
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  35,750 1,552,998
DFA Social Fixed Income Portfolio
Class Institutional  95,516 882,563
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  78,043 4,087,902
Fidelity International Sustainability Index Fund
Class Institutional  153,344 2,340,027
Fidelity U.S. Sustainability Index Fund
Class Institutional  72,438 2,207,179
a
Total Mutual Funds
    (Cost $12,616,016) 13,597,113
TOTAL INVESTMENTS - 100.2%
(Cost $12,616,016) 13,597,113
OTHER ASSETS & LIABILITIES, NET - (0.2%) (23,233)
NET ASSETS - 100.0% $ 13,573,880
Equity Mutual Funds 79 .1%
Fixed Income Mutual Funds 21 .1%
100 .2%
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 13,597,113 $ 13,597,113 $ – $ –

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Financial - 0.1%
spacing
KKR & Co., Inc. 6.250% 561 $ 29,083
Total Preferred Stocks
    (Cost $28,350) 29,083
COMMON STOCKS - 63.7%
Communications - 9.5%
spacing
Alphabet, Inc. Class A  5,964 1,866,732
Amazon.com, Inc. * 7,629 1,760,926
DoorDash, Inc. Class A * 230 52,090
Meta Platforms, Inc. Class A  1,279 844,255
4,524,003
Consumer, Cyclical - 3.6%
spacing
Aurora Innovation, Inc. * 111,431 427,895
Starbucks Corp. 8,614 725,385
Yum! Brands, Inc. 3,629 548,995
1,702,275
Consumer, Non-Cyclical - 13.9%
spacing
Abbott Laboratories 9,549 1,196,394
Apogee Therapeutics, Inc. * 933 70,423
Arcellx, Inc. * 1,907 124,336
Becton Dickinson & Co. 6,437 1,249,229
BioNTech SE ADR * (Germany)  973 92,630
Cencora, Inc. 1,975 667,056
Cytokinetics, Inc. * 2,469 156,880
Danaher Corp. 1,491 341,320
Eli Lilly & Co. 468 502,950
Keurig Dr. Pepper, Inc. 11,645 326,177
McKesson Corp. 294 241,165
Medline, Inc. Class A * 3,201 134,442
S&P Global, Inc. 643 336,025
Thermo Fisher Scientific, Inc. 915 530,197
UnitedHealth Group, Inc. 1,830 604,101
Vaxcyte, Inc. * 1,637 75,531
6,648,856
Energy - 1.0%
spacing
Canadian Natural Resources Ltd. (Canada)  14,886 503,891
Financial - 6.7%
spacing
Arthur J Gallagher & Co. 3,152 815,706
KKR & Co., Inc. 3,780 481,875
Mastercard, Inc. Class A  1,115 636,531
Ryan Specialty Holdings, Inc. 2,481 128,094
Visa, Inc. Class A  1,654 580,074
Willis Towers Watson PLC 1,706 560,592
3,202,872
Industrial - 1.9%
spacing
Amphenol Corp. Class A  3,025 408,798
Ingersoll Rand, Inc. 6,348 502,889
911,687
Technology - 20.3%
spacing
Advanced Micro Devices, Inc. * 3,839 822,160
Apple, Inc. 7,110 1,932,925
a Shares Value
Broadcom, Inc. 2,351 $ 813,681
Microsoft Corp. 4,589 2,219,332
NVIDIA Corp. 11,321 2,111,367
PTC, Inc. * 5,168 900,317
Roper Technologies, Inc. 399 177,607
Salesforce, Inc. 739 195,768
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  873 265,296
Workday, Inc. Class A * 1,265 271,697
9,710,150
Utilities - 6.8%
spacing
Ameren Corp. 6,933 692,329
CenterPoint Energy, Inc. 25,596 981,351
NiSource, Inc. 22,537 941,145
PPL Corp. 17,872 625,878
3,240,703
Total Common Stocks
    (Cost $30,581,312) 30,444,437
Principal
Amount
CORPORATE BONDS & NOTES - 7.5%
Consumer, Cyclical - 1.9%
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ $ 77,000 71,539
3.750% due 05/01/29 ~ 63,000 61,415
4.000% due 05/01/31 ~ 92,000 88,146
4.875% due 01/15/30  57,000 57,224
5.500% due 03/31/34 ~ 42,000 42,310
5.750% due 09/15/33 ~ 56,000 57,339
5.875% due 04/01/29 ~ 31,000 31,755
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  27,000 27,028
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ 95,000 94,964
Life Time, Inc.
6.000% due 11/15/31 ~ 32,000 32,804
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 17,000 17,336
6.500% due 05/15/32 ~ 28,000 29,074
Yum! Brands, Inc.
3.625% due 03/15/31  40,000 37,883
4.625% due 01/31/32  75,000 73,584
4.750% due 01/15/30 ~ 33,000 33,067
5.350% due 11/01/43  59,000 57,246
5.375% due 04/01/32  80,000 81,099
6.875% due 11/15/37  26,000 28,716
922,529
Consumer, Non-Cyclical - 0.4%
Hologic, Inc.
3.250% due 02/15/29 ~ 39,000 38,469
IQVIA, Inc.
5.000% due 05/15/27 ~ 36,000 36,017
6.500% due 05/15/30 ~ 21,000 21,802
Korn Ferry
4.625% due 12/15/27 ~ 25,000 25,026
Service Corp. International
3.375% due 08/15/30  21,000 19,654
4.625% due 12/15/27  2,000 2,000

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.750% due 10/15/32  $ 31,000 $ 31,588
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 20,000 20,254
194,810
Financial - 2.5%
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 27,000 27,784
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 121,000 121,428
HUB International Ltd.
5.625% due 12/01/29 ~ 58,000 58,033
7.250% due 06/15/30 ~ 402,000 422,293
7.375% due 01/31/32 ~ 228,000 239,441
Ryan Specialty LLC
4.375% due 02/01/30 ~ 20,000 19,654
5.875% due 08/01/32 ~ 44,000 44,986
SBA Communications Corp.
3.125% due 02/01/29  76,000 72,763
3.875% due 02/15/27  68,000 67,538
USI, Inc.
7.500% due 01/15/32 ~ 88,000 92,341
1,166,261
Industrial - 1.4%
TransDigm, Inc.
4.625% due 01/15/29  33,000 32,810
6.250% due 01/31/34 ~ 11,000 11,420
6.375% due 03/01/29 ~ 126,000 130,097
6.375% due 05/31/33 ~ 119,000 122,190
6.625% due 03/01/32 ~ 170,000 177,084
6.750% due 08/15/28 ~ 22,000 22,415
6.750% due 01/31/34 ~ 96,000 100,063
7.125% due 12/01/31 ~ 78,000 82,073
678,152
Technology - 0.5%
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 ~ 19,000 18,572
5.950% due 08/04/33  25,000 26,059
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 23,000 23,710
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  2,000 1,921
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 30,000 30,665
Fair Isaac Corp.
6.000% due 05/15/33 ~ 31,000 31,940
MSCI, Inc.
5.250% due 09/01/35  68,000 68,474
PTC, Inc.
4.000% due 02/15/28 ~ 29,000 28,674
230,015
Utilities - 0.8%
CenterPoint Energy, Inc.
5.950% due 04/01/56  91,000 91,966
Entergy Corp.
5.875% due 06/15/56  78,000 78,004
6.100% due 06/15/56  51,000 50,943
a
Principal
Amount Value
NiSource, Inc.
5.750% due 07/15/56  $ 158,000 $ 159,102
380,015
Total Corporate Bonds & Notes
    (Cost $3,551,773) 3,571,782
SENIOR LOAN NOTES - 9.7%
Consumer, Cyclical - 0.6%
Hilton Domestic Operating Co., Inc. Term B4
due 11/08/30 ∞ 153,000 154,020
Varsity Brands, Inc. Term B
6.672% (SOFR + 3.000%)
due 08/26/31 § 143,639 144,290
Wyndham Hotels & Resorts, Inc. Term B
5.466% (SOFR + 1.750%)
due 05/24/30 § 14,962 15,016
313,326
Consumer, Non-Cyclical - 0.2%
Loire Finco Luxembourg SARL Term B (United
Kingdom)
7.716% (SOFR + 4.000%)
due 01/21/30 § 76,808 77,000
Mister Car Wash Holdings, Inc. Term B
6.216% (SOFR + 2.500%)
due 03/27/31 § 12,591 12,652
89,652
Financial - 3.7%
AmWINS Group, Inc. Term B
5.966% (SOFR + 2.250%)
due 01/30/32 § 286,277 287,494
Broadstreet Partners Group LLC Term B4
6.466% (SOFR + 2.750%)
due 06/13/31 § 309,305 310,573
CPI Holdco B LLC
5.716% (SOFR + 2.000%)
due 05/19/31 § 157,937 158,504
EP Wealth Advisors LLC Term B
6.672% (SOFR + 3.000%)
due 10/18/32 ± § 30,000 30,075
HUB International Ltd. Term B
6.120% (SOFR + 2.250%)
due 06/20/30 § 595,242 599,086
Mariner Wealth Advisors LLC Term B
5.936% (SOFR + 2.250%)
due 12/31/30 ± § 117,706 118,287
Ryan Specialty LLC Term B
5.716% (SOFR + 2.000%)
due 09/15/31 § 14,962 15,012
USI, Inc.
Term C
5.922% (SOFR + 2.250%)
due 09/29/30 § 144,634 145,122
Term D
5.922% (SOFR + 2.250%)
due 11/21/29 § 123,687 124,151
1,788,304

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of ($9,088)
or less than (0.1%) of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a
Principal
Amount Value
Industrial - 1.3%
Filtration Group Corp. Term B
5.401% (SOFR + 3.500%)
due 10/21/28 § EUR 77,000 $ 91,584
6.466% (SOFR + 2.750%)
due 10/21/28 § $ 237,503 239,086
SBA Senior Finance II LLC Term B
due 01/25/31 ∞ 81,792 82,218
TransDigm, Inc. Term K
5.966% (SOFR + 2.250%)
due 03/22/30 § 203,490 204,295
617,183
Technology - 3.9%
Applied Systems, Inc.
Term B1
due 02/23/32 ∞ 110,000 112,090
Term B2
due 02/24/31 ∞ 625,429 629,772
Ascend Learning LLC Term B
due 12/11/28 ∞ 172,565 173,338
Bending Spoons U.S., Inc. Term B
due 03/07/31 ± ∞ 161,000 156,572
9.034% (SOFR + 5.250%)
due 03/07/31 § 49,359 48,187
CCC Intelligent Solutions, Inc. Term B
5.716% (SOFR + 2.000%)
due 01/23/32 § 71,861 72,242
Ellucian Holdings, Inc. Term B
6.466% (SOFR + 2.750%)
due 10/09/29 § 129,673 130,613
Epicor Software Corp. Term B
6.216% (SOFR + 2.500%)
due 05/30/31 § 118,700 119,182
Icon Parent, Inc.
(2nd Lien)
8.841% (SOFR + 5.000%)
due 11/12/32 ± § 44,000 44,220
Term B
6.445% (SOFR + 2.750%)
due 11/13/31 § 148,628 149,110
Quartz Acquireco LLC Term B2
5.922% (SOFR + 2.250%)
due 06/28/30 ± § 14,962 14,962
Storable, Inc. Term B
6.966% (SOFR + 3.250%)
due 04/16/31 § 76,807 77,239
UKG, Inc. Term B
6.338% (SOFR + 2.500%)
due 02/10/31 § 118,703 118,956
1,846,483
Total Senior Loan Notes
    (Cost $4,651,993) 4,654,948
U.S. TREASURY OBLIGATIONS - 16.3%
U.S. Treasury Notes - 16.3%
3.500% due 11/30/30  1,617,000 1,600,956
3.625% due 08/31/30  751,000 748,462
3.625% due 09/30/30  754,000 751,202
3.625% due 10/31/30  1,729,000 1,721,976
3.750% due 10/31/32  473,000 467,827
a
Principal
Amount Value
3.750% due 11/30/32  $ 368,000 $ 363,802
3.875% due 07/31/30  1,513,000 1,524,407
3.875% due 09/30/32  587,000 585,269
7,763,901
Total U.S. Treasury Obligations
    (Cost $7,769,303) 7,763,901
TOTAL INVESTMENTS - 97.3%
(Cost $46,582,731) 46,464,151
DERIVATIVES - (0.0%) (9,088)
OTHER ASSETS & LIABILITIES, NET - 2.7% 1,317,746
NET ASSETS - 100.0% $ 47,772,809
Common Stocks 63 .7%
U.S. Treasury Obligations 16 .3%
Senior Loan Notes 9 .7%
Corporate Bonds & Notes 7 .5%
Others (each less than 3.0%) 0 .1%
97 .3%
Derivatives ( 0 .0% )
Other Assets and Liabilities, Net 2 .7%
100 .0%

PACIFIC SELECT FUND
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) As of December 31, 2025, premiums received, and value of written options outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Options on Indices
Description
Exercise
Price
Expiration
Date Counterparty
Number of
Contracts
Notional
Amount Premium Value
Call - Canadian Natural Resources Ltd. Ω $ 35.00 01/16/26 BRC 4 $ 14,000 $ 156 ( $ 80 )
Call - Ingersoll Rand, Inc. Ω 95.00 01/16/26 WFB 2 19,000 40 (95)
Call - Ingersoll Rand, Inc. Ω 100.00 01/16/26 WFB 2 20,000 30 (215)
Call - Starbucks Corp. Ω 100.00 01/16/26 WFB 2 20,000 66 (6)
Call - Starbucks Corp. Ω 105.00 01/16/26 WFB 5 52,500 115 (13)
Call - Starbucks Corp. Ω 125.00 01/16/26 WFB 2 25,000 14 (1)
Call - Abbott Laboratories Ω 140.00 01/16/26 BOA 1 14,000 54 (14)
Call - Abbott Laboratories Ω 145.00 01/16/26 BOA 1 14,500 29 (5)
Call - Yum! Brands, Inc. Ω 160.00 01/16/26 WFB 1 16,000 150 (30)
Call - Yum! Brands, Inc. Ω 165.00 01/16/26 WFB 1 16,500 65 (10)
Call - Workday, Inc. Ω 260.00 01/16/26 WFB 1 26,000 670 (27)
Call - Workday, Inc. Ω 270.00 01/16/26 WFB 1 27,000 465 (3)
Call - Danaher Corp. Ω 330.00 01/16/26 UBS 1 33,000 1 (52)
Call - Visa, Inc. Ω 370.00 01/16/26 GSC 1 37,000 360 (18)
Call - Visa, Inc. Ω 380.00 01/16/26 GSC 1 38,000 215 (20)
Call - Visa, Inc. Ω 390.00 01/16/26 GSC 1 39,000 130 (6)
Call - Microsoft Corp. Ω 565.00 01/16/26 JPM 1 56,500 557 (1)
Call - Mastercard, Inc. Ω 620.00 01/16/26 BRC 1 62,000 337 (18)
Call - Meta Platforms, Inc. Ω 775.00 01/16/26 JPM 1 77,500 718 (7)
Call - Visa, Inc. Ω 395.00 06/18/26 GSC 1 39,500 820 (592)
Call - Mastercard, Inc. Ω 670.00 06/18/26 BRC 1 67,000 897 (530)
Call - Alphabet, Inc. Ω 340.00 01/15/27 UBS 1 34,000 2,825 (3,852)
Call - Alphabet, Inc. Ω 350.00 01/15/27 UBS 1 35,000 2,565 (3,493)
$ 11,279 ( $ 9,088 )
Total Written Options $ 11,279 ( $ 9,088 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 29,083 $ 29,083 $ – $ –
Common Stocks 30,444,437 30,444,437 – –
Corporate Bonds & Notes 3,571,782 – 3,571,782 –
Senior Loan Notes 4,654,948 – 4,290,832 364,116
U.S. Treasury Obligations 7,763,901 – 7,763,901 –
Total Assets 46,464,151 30,473,520 15,626,515 364,116
a
Liabilities Due to Custodian (3) – (3) –
Derivatives:
Equity Contracts
Written Options (9,088) – (9,088) –
Total Liabilities (9,091) – (9,091) –
Total $ 46,455,060 $ 30,473,520 $ 15,617,424 $ 364,116

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 82.0%
Avantis Core Fixed Income ETF 1,122,939 $ 47,076,972
Avantis Emerging Markets Equity ETF † 120,920 9,313,258
Avantis International Equity ETF † 457,028 37,622,545
Avantis Real Estate ETF 35,130 1,529,209
Avantis Short-Term Fixed Income ETF 361,571 17,024,571
Avantis U.S. Large Cap Equity ETF 833,244 65,509,642
Avantis U.S. Large Cap Value ETF † 370,280 28,056,116
Avantis U.S. Small Cap Value ETF 75,184 7,667,264
Vanguard Russell 1000 Growth ETF † 322,564 39,272,167
a
Total Exchange-Traded Funds
    (Cost $213,245,805) 253,071,744
MUTUAL FUNDS - 18.0%
American Century Diversified Bond Fund Class I  5,012,183 46,513,060
American Century Small Cap Growth Fund
Class I  391,539 8,993,653
a
Total Mutual Funds
    (Cost $55,555,809) 55,506,713
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $268,801,614) 308,578,457
SECURITIES LENDING COLLATERAL - 14.4%
Mutual Funds - 3.0%
The Morgan Stanley Institutional Liquidity Funds
3.640% 9,311,719 9,311,719
Principal
Amount
Repurchase Agreements - 11.4%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$19,299,485; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$19,685,475) $ 19,295,304 19,295,304
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$15,899,293; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$16,249,883) 15,876,202 15,876,202
35,171,506
Total Securities Lending Collateral
(Cost $44,483,225) 44,483,225
a
Value
TOTAL INVESTMENTS - 114.4%
(Cost $313,284,839) $ 353,061,682
OTHER ASSETS & LIABILITIES, NET - (14.4%) (44,410,938)
NET ASSETS - 100.0% $ 308,650,744
Equity Exchange-Traded Funds 61 .2%
Fixed Income Exchange-Traded Funds 20 .8%
Fixed Income Mutual Funds 15 .1%
Securities Lending Collateral 14 .4%
Equity Mutual Funds 2 .9%
114 .4%
Other Assets & Liabilities, Net ( 14 .4% )
100 .0%

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 253,071,744 $ 253,071,744 $ – $ –
Mutual Funds 55,506,713 55,506,713 – –
Securities Lending Collateral 44,483,225 9,311,719 35,171,506 –
Total $ 353,061,682 $ 317,890,176 $ 35,171,506 $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 2,062,144 $ 26,380,150
PD Aggregate Bond Index Portfolio Class P * 15,440,830 212,932,725
PD High Yield Bond Market Portfolio Class P * 1,491,782 33,596,090
PD Large-Cap Growth Index Portfolio Class P * 469,909 61,404,420
PD Large-Cap Value Index Portfolio Class P * 1,059,503 62,331,845
PD Mid-Cap Index Portfolio Class P * 984,506 16,615,111
PD Small-Cap Growth Index Portfolio Class P * 87,883 4,672,457
PD Small-Cap Value Index Portfolio Class P * 110,545 4,739,456
PD Emerging Markets Index Portfolio Class P * 294,334 7,271,345
PD International Large-Cap Index Portfolio
Class P * 1,384,673 48,795,589
a
Total Affiliated Mutual Funds
    (Cost $409,599,360) 478,739,188
TOTAL INVESTMENTS - 100.0%
(Cost $409,599,360) 478,739,188
OTHER ASSETS & LIABILITIES, NET - (0.0%) (226,443)
NET ASSETS - 100.0% $ 478,512,745
Affiliated Fixed Income Funds 57 .0%
Affiliated Equity Funds 43 .0%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 478,739,188 $ 478,739,188 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 8,945,676 $ 114,438,305
PD Aggregate Bond Index Portfolio Class P * 47,832,761 659,625,165
PD High Yield Bond Market Portfolio Class P * 6,779,547 152,680,675
PD Large-Cap Growth Index Portfolio Class P * 3,928,683 513,372,987
PD Large-Cap Value Index Portfolio Class P * 8,642,421 508,444,057
PD Mid-Cap Index Portfolio Class P * 7,456,966 125,848,182
PD Small-Cap Growth Index Portfolio Class P * 698,921 37,159,520
PD Small-Cap Value Index Portfolio Class P * 1,172,256 50,258,570
PD Emerging Markets Index Portfolio Class P * 2,600,897 64,253,588
PD International Large-Cap Index Portfolio
Class P * 8,810,320 310,473,778
a
Total Affiliated Mutual Funds
    (Cost $1,953,533,887) 2,536,554,827
TOTAL INVESTMENTS - 100.0%
(Cost $1,953,533,887) 2,536,554,827
OTHER ASSETS & LIABILITIES, NET - (0.0%) (941,801)
NET ASSETS - 100.0% $ 2,535,613,026
Affiliated Equity Funds 63 .5%
Affiliated Fixed Income Funds 36 .5%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,536,554,827 $ 2,536,554,827 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 6,473,739 $ 82,815,848
PD Aggregate Bond Index Portfolio Class P * 18,722,152 258,182,938
PD High Yield Bond Market Portfolio Class P * 4,139,553 93,225,951
PD Large-Cap Growth Index Portfolio Class P * 3,666,367 479,095,449
PD Large-Cap Value Index Portfolio Class P * 8,091,510 476,033,347
PD Mid-Cap Index Portfolio Class P * 7,892,238 133,194,099
PD Small-Cap Growth Index Portfolio Class P * 948,331 50,419,865
PD Small-Cap Value Index Portfolio Class P * 1,192,991 51,147,565
PD Emerging Markets Index Portfolio Class P * 2,964,395 73,233,586
PD International Large-Cap Index Portfolio
Class P * 10,460,326 368,619,623
a
Total Affiliated Mutual Funds
    (Cost $1,563,494,702) 2,065,968,271
TOTAL INVESTMENTS - 100.0%
(Cost $1,563,494,702) 2,065,968,271
OTHER ASSETS & LIABILITIES, NET - (0.0%) (773,973)
NET ASSETS - 100.0% $ 2,065,194,298
Affiliated Equity Funds 79 .0%
Affiliated Fixed Income Funds 21 .0%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,065,968,271 $ 2,065,968,271 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD 1-3 Year Corporate Bond Portfolio Class P * 34,232 $ 437,913
PD Aggregate Bond Index Portfolio Class P * 39,602 546,119
PD High Yield Bond Market Portfolio Class P * 29,188 657,331
PD Large-Cap Growth Index Portfolio Class P * 45,400 5,932,618
PD Large-Cap Value Index Portfolio Class P * 89,285 5,252,724
PD Mid-Cap Index Portfolio Class P * 102,726 1,733,665
PD Small-Cap Growth Index Portfolio Class P * 12,038 640,034
PD Small-Cap Value Index Portfolio Class P * 17,658 757,047
PD Emerging Markets Index Portfolio Class P * 35,840 885,409
PD International Large-Cap Index Portfolio
Class P * 142,176 5,010,247
a
Total Affiliated Mutual Funds
    (Cost $19,553,068) 21,853,107
TOTAL INVESTMENTS - 100.1%
(Cost $19,553,068) 21,853,107
OTHER ASSETS & LIABILITIES, NET - (0.1%) (24,430)
NET ASSETS - 100.0% $ 21,828,677
Affiliated Equity Funds 92 .6%
Affiliated Fixed Income Funds 7 .5%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 21,853,107 $ 21,853,107 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,044,099 $ 75,041,329
Core Income Portfolio Class P * 2,323,583 31,198,419
Diversified Bond Portfolio Class P * 10,335,662 156,061,649
Floating Rate Income Portfolio Class P * 503,698 9,156,121
High Yield Bond Portfolio Class P * 4,692,017 59,528,255
Inflation Managed Portfolio Class P * 1,777,210 27,274,585
Intermediate Bond Portfolio Class P * 7,514,744 76,089,997
Short Duration Bond Portfolio Class P * 6,959,202 86,894,361
Total Return Portfolio Class P * 8,135,813 137,656,242
Emerging Markets Debt Portfolio Class P * 2,038,292 32,134,121
Equity Index Portfolio Class P * 3,862 726,296
Focused Growth Portfolio Class P * 9,046 810,604
Growth Portfolio Class P * 16,650 1,628,076
Large-Cap Core Portfolio Class P * 331,781 36,788,797
Large-Cap Growth Portfolio Class P * 66,118 2,628,276
Large-Cap Plus Bond Alpha Portfolio Class P * 1,889,071 23,067,760
Large-Cap Value Portfolio Class P * 26,249 1,279,934
Mid-Cap Growth Portfolio Class P * 75,334 2,329,375
Mid-Cap Plus Bond Alpha Portfolio Class P * 446,147 22,789,079
Mid-Cap Value Portfolio Class P * 125,520 6,827,000
QQQ Plus Bond Alpha Portfolio Class P * 1,906,651 23,834,921
Small-Cap Equity Portfolio Class P * 23,569 1,095,398
Small-Cap Growth Portfolio Class P * 162,643 6,207,716
Small-Cap Index Portfolio Class P * 6,501 269,190
Small-Cap Plus Bond Alpha Portfolio Class P * 470,240 5,381,679
Small-Cap Value Portfolio Class P * 16,563 632,711
Value Portfolio Class P * 800,815 24,871,236
Value Advantage Portfolio Class P * 236,081 7,933,712
Emerging Markets Portfolio Class P * 375,409 9,329,899
International Equity Plus Bond Alpha Portfolio
Class P * 1,468,407 18,921,677
International Growth Portfolio Class P * 278,714 3,282,156
International Large-Cap Portfolio Class P * 135,562 2,603,502
International Small-Cap Portfolio Class P * 418,539 9,229,258
International Value Portfolio Class P * 273,357 8,069,625
Real Estate Portfolio Class P * 115,797 4,514,358
a
Total Affiliated Mutual Funds
    (Cost $831,537,301) 916,087,314
TOTAL INVESTMENTS - 100.0%
(Cost $831,537,301) 916,087,314
OTHER ASSETS & LIABILITIES, NET - (0.0%) (352,967)
NET ASSETS - 100.0% $ 915,734,347
Affiliated Fixed Income Funds 75 .4%
Affiliated Equity Funds 24 .6%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 916,087,314 $ 916,087,314 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 8,757,020 $ 93,289,205
Core Income Portfolio Class P * 2,891,665 38,825,981
Diversified Bond Portfolio Class P * 11,386,478 171,928,268
Floating Rate Income Portfolio Class P * 372,184 6,765,494
High Yield Bond Portfolio Class P * 3,733,647 47,369,280
Inflation Managed Portfolio Class P * 1,313,211 20,153,661
Intermediate Bond Portfolio Class P * 9,174,718 92,897,938
Short Duration Bond Portfolio Class P * 7,577,991 94,620,707
Total Return Portfolio Class P * 10,121,990 171,261,943
Emerging Markets Debt Portfolio Class P * 2,151,569 33,919,960
Equity Index Portfolio Class P * 9,275 1,744,061
Focused Growth Portfolio Class P * 23,765 2,129,483
Growth Portfolio Class P * 155,828 15,236,875
Large-Cap Core Portfolio Class P * 821,555 91,096,226
Large-Cap Growth Portfolio Class P * 855,764 34,017,532
Large-Cap Plus Bond Alpha Portfolio Class P * 4,111,779 50,209,606
Large-Cap Value Portfolio Class P * 218,884 10,672,943
Mid-Cap Growth Portfolio Class P * 702,180 21,711,925
Mid-Cap Plus Bond Alpha Portfolio Class P * 191,009 9,756,693
Mid-Cap Value Portfolio Class P * 278,228 15,132,772
QQQ Plus Bond Alpha Portfolio Class P * 3,584,359 44,807,831
Small-Cap Equity Portfolio Class P * 113,194 5,260,723
Small-Cap Growth Portfolio Class P * 174,149 6,646,886
Small-Cap Index Portfolio Class P * 112,079 4,640,683
Small-Cap Plus Bond Alpha Portfolio Class P * 752,217 8,608,763
Small-Cap Value Portfolio Class P * 34,965 1,335,678
Value Portfolio Class P * 2,468,311 76,659,316
Value Advantage Portfolio Class P * 734,242 24,674,828
Emerging Markets Portfolio Class P * 1,109,513 27,574,316
International Equity Plus Bond Alpha Portfolio
Class P * 2,771,734 35,716,149
International Growth Portfolio Class P * 1,109,759 13,068,605
International Large-Cap Portfolio Class P * 1,080,336 20,748,152
International Small-Cap Portfolio Class P * 618,492 13,638,463
International Value Portfolio Class P * 1,395,050 41,182,479
Real Estate Portfolio Class P * 171,128 6,671,483
a
Total Affiliated Mutual Funds
    (Cost $1,195,284,581) 1,353,974,908
TOTAL INVESTMENTS - 100.0%
(Cost $1,195,284,581) 1,353,974,908
OTHER ASSETS & LIABILITIES, NET - (0.0%) (508,826)
NET ASSETS - 100.0% $ 1,353,466,082
Affiliated Fixed Income Funds 56 .9%
Affiliated Equity Funds 43 .1%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,353,974,908 $ 1,353,974,908 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 24,771,607 $ 263,893,833
Core Income Portfolio Class P * 7,850,953 105,413,625
Diversified Bond Portfolio Class P * 30,809,229 465,198,934
Floating Rate Income Portfolio Class P * 1,774,519 32,256,872
High Yield Bond Portfolio Class P * 12,715,366 161,321,566
Inflation Managed Portfolio Class P * 2,087,071 32,029,982
Intermediate Bond Portfolio Class P * 33,331,551 337,496,183
Short Duration Bond Portfolio Class P * 30,969,178 386,688,986
Total Return Portfolio Class P * 27,843,800 471,111,225
Emerging Markets Debt Portfolio Class P * 6,154,987 97,034,717
Equity Index Portfolio Class P * 64,632 12,153,378
Focused Growth Portfolio Class P * 169,970 15,230,081
Growth Portfolio Class P * 1,655,406 161,866,249
Large-Cap Core Portfolio Class P * 6,042,205 669,975,819
Large-Cap Growth Portfolio Class P * 7,566,080 300,759,655
Large-Cap Plus Bond Alpha Portfolio Class P * 27,866,977 340,288,249
Large-Cap Value Portfolio Class P * 2,060,762 100,484,241
Mid-Cap Growth Portfolio Class P * 5,634,327 174,217,463
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,870,294 95,534,237
Mid-Cap Value Portfolio Class P * 1,466,170 79,744,783
QQQ Plus Bond Alpha Portfolio Class P * 23,157,433 289,489,523
Small-Cap Equity Portfolio Class P * 857,940 39,873,020
Small-Cap Growth Portfolio Class P * 1,710,444 65,283,931
Small-Cap Index Portfolio Class P * 152,677 6,321,663
Small-Cap Plus Bond Alpha Portfolio Class P * 4,758,927 54,463,669
Small-Cap Value Portfolio Class P * 650,148 24,835,623
Value Portfolio Class P * 17,304,901 537,445,139
Value Advantage Portfolio Class P * 5,338,018 179,388,552
Emerging Markets Portfolio Class P * 5,290,017 131,470,887
International Equity Plus Bond Alpha Portfolio
Class P * 14,802,010 190,736,477
International Growth Portfolio Class P * 10,364,193 122,049,560
International Large-Cap Portfolio Class P * 7,981,977 153,296,119
International Small-Cap Portfolio Class P * 4,423,280 97,538,433
International Value Portfolio Class P * 7,614,137 224,772,583
Real Estate Portfolio Class P * 815,922 31,808,942
a
Total Affiliated Mutual Funds
    (Cost $5,494,964,352) 6,451,474,199
TOTAL INVESTMENTS - 100.0%
(Cost $5,494,964,352) 6,451,474,199
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,288,652)
NET ASSETS - 100.0% $ 6,449,185,547
Affiliated Equity Funds 63 .5%
Affiliated Fixed Income Funds 36 .5%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,451,474,199 $ 6,451,474,199 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 10,786,419 $ 114,908,551
Core Income Portfolio Class P * 3,642,872 48,912,328
Diversified Bond Portfolio Class P * 14,489,573 218,782,947
Floating Rate Income Portfolio Class P * 1,709,305 31,071,414
High Yield Bond Portfolio Class P * 9,798,458 124,314,358
Inflation Managed Portfolio Class P * 2,010,366 30,852,798
Intermediate Bond Portfolio Class P * 19,936,638 201,866,972
Short Duration Bond Portfolio Class P * 22,373,270 279,358,306
Total Return Portfolio Class P * 11,337,256 191,823,982
Emerging Markets Debt Portfolio Class P * 3,952,525 62,312,425
Equity Index Portfolio Class P * 68,810 12,939,105
Focused Growth Portfolio Class P * 197,834 17,726,886
Growth Portfolio Class P * 1,895,922 185,383,966
Large-Cap Core Portfolio Class P * 6,544,935 725,719,842
Large-Cap Growth Portfolio Class P * 8,881,843 353,062,643
Large-Cap Plus Bond Alpha Portfolio Class P * 29,770,119 363,527,840
Large-Cap Value Portfolio Class P * 2,252,255 109,821,568
Mid-Cap Growth Portfolio Class P * 6,410,519 198,217,891
Mid-Cap Plus Bond Alpha Portfolio Class P * 3,020,139 154,268,071
Mid-Cap Value Portfolio Class P * 1,412,295 76,814,504
QQQ Plus Bond Alpha Portfolio Class P * 24,729,935 309,147,264
Small-Cap Equity Portfolio Class P * 1,199,648 55,753,956
Small-Cap Growth Portfolio Class P * 1,855,570 70,823,067
Small-Cap Index Portfolio Class P * 176,483 7,307,343
Small-Cap Plus Bond Alpha Portfolio Class P * 8,416,699 96,325,132
Small-Cap Value Portfolio Class P * 1,188,296 45,392,819
Value Portfolio Class P * 19,001,204 590,127,913
Value Advantage Portfolio Class P * 5,477,235 184,067,067
Emerging Markets Portfolio Class P * 8,917,416 221,621,313
International Equity Plus Bond Alpha Portfolio
Class P * 16,500,759 212,626,303
International Growth Portfolio Class P * 19,125,958 225,228,811
International Large-Cap Portfolio Class P * 11,204,454 215,184,702
International Small-Cap Portfolio Class P * 5,680,997 125,272,533
International Value Portfolio Class P * 10,009,284 295,478,363
Real Estate Portfolio Class P * 1,571,860 61,279,356
a
Total Affiliated Mutual Funds
    (Cost $5,257,210,759) 6,217,322,339
TOTAL INVESTMENTS - 100.0%
(Cost $5,257,210,759) 6,217,322,339
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,189,092)
NET ASSETS - 100.0% $ 6,215,133,247
Affiliated Equity Funds 79 .0%
Affiliated Fixed Income Funds 21 .0%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,217,322,339 $ 6,217,322,339 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 416,409 $ 4,436,039
Core Income Portfolio Class P * 120,827 1,622,333
Diversified Bond Portfolio Class P * 64,533 974,405
Floating Rate Income Portfolio Class P * 447,885 8,141,568
High Yield Bond Portfolio Class P * 1,283,734 16,286,908
Inflation Managed Portfolio Class P * 526,775 8,084,333
Intermediate Bond Portfolio Class P * 689,054 6,976,962
Short Duration Bond Portfolio Class P * 3,908,289 48,799,882
Total Return Portfolio Class P * 1,086,371 18,381,166
Emerging Markets Debt Portfolio Class P * 517,838 8,163,837
Equity Index Portfolio Class P * 19,747 3,713,192
Focused Growth Portfolio Class P * 57,197 5,125,123
Growth Portfolio Class P * 750,076 73,342,684
Large-Cap Core Portfolio Class P * 1,885,958 209,120,074
Large-Cap Growth Portfolio Class P * 2,862,413 113,783,933
Large-Cap Plus Bond Alpha Portfolio Class P * 8,472,111 103,454,340
Large-Cap Value Portfolio Class P * 666,828 32,515,024
Mid-Cap Growth Portfolio Class P * 1,782,716 55,122,865
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,300,067 66,407,150
Mid-Cap Value Portfolio Class P * 281,946 15,335,019
QQQ Plus Bond Alpha Portfolio Class P * 6,161,373 77,022,906
Small-Cap Equity Portfolio Class P * 495,951 23,049,464
Small-Cap Growth Portfolio Class P * 984,952 37,593,457
Small-Cap Index Portfolio Class P * 61,656 2,552,875
Small-Cap Plus Bond Alpha Portfolio Class P * 3,006,956 34,413,190
Small-Cap Value Portfolio Class P * 387,098 14,787,101
Value Portfolio Class P * 5,015,922 155,781,461
Value Advantage Portfolio Class P * 1,606,027 53,971,885
Emerging Markets Portfolio Class P * 2,670,272 66,363,296
International Equity Plus Bond Alpha Portfolio
Class P * 4,915,729 63,343,348
International Growth Portfolio Class P * 7,407,005 87,225,487
International Large-Cap Portfolio Class P * 2,987,546 57,376,674
International Small-Cap Portfolio Class P * 2,232,839 49,236,669
International Value Portfolio Class P * 3,040,953 89,770,245
Real Estate Portfolio Class P * 411,876 16,057,103
a
Total Affiliated Mutual Funds
    (Cost $1,345,139,064) 1,628,331,998
TOTAL INVESTMENTS - 100.0%
(Cost $1,345,139,064) 1,628,331,998
OTHER ASSETS & LIABILITIES, NET - (0.0%) (585,929)
NET ASSETS - 100.0% $ 1,627,746,069
Affiliated Equity Funds 92 .5%
Affiliated Fixed Income Funds 7 .5%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,628,331,998 $ 1,628,331,998 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.7%
Basic Materials - 1.4%
Air Products & Chemicals, Inc.
4.300% due 06/11/28  $ 400,000 $ 404,212
Albemarle Corp.
4.650% due 06/01/27  100,000 100,665
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 52,097
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  300,000 304,837
Dow Chemical Co.
4.800% due 11/30/28  250,000 253,792
Ecolab, Inc.
1.650% due 02/01/27  500,000 488,913
4.300% due 06/15/28  35,000 35,404
Nucor Corp.
3.950% due 05/01/28  250,000 250,166
Nutrien Ltd. (Canada)
4.500% due 03/12/27  145,000 145,912
5.200% due 06/21/27  110,000 111,871
Rio Tinto Finance USA Ltd. (Australia)
7.125% due 07/15/28  150,000 161,571
Rio Tinto Finance USA PLC (Australia)
4.500% due 03/14/28  250,000 253,147
Sherwin-Williams Co.
4.300% due 08/15/28  155,000 155,995
4.550% due 03/01/28  350,000 354,282
Steel Dynamics, Inc.
4.000% due 12/15/28  135,000 134,888
3,207,752
Communications - 5.7%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  550,000 545,758
Alphabet, Inc.
0.800% due 08/15/27  250,000 239,254
3.875% due 11/15/28  120,000 120,601
Amazon.com, Inc.
1.200% due 06/03/27  600,000 580,134
3.150% due 08/22/27  1,500,000 1,488,961
3.900% due 11/20/28  125,000 125,416
AT&T, Inc.
1.650% due 02/01/28  150,000 143,023
4.250% due 03/01/27  1,050,000 1,052,551
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,820
Booking Holdings, Inc.
3.550% due 03/15/28  250,000 248,193
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  550,000 542,352
Cisco Systems, Inc.
4.550% due 02/24/28  500,000 508,291
Comcast Corp.
3.150% due 02/15/28  750,000 738,301
3.300% due 02/01/27  400,000 397,815
eBay, Inc.
3.600% due 06/05/27  300,000 298,575
Expedia Group, Inc.
3.800% due 02/15/28  100,000 99,540
4.625% due 08/01/27  350,000 352,800
Meta Platforms, Inc.
3.500% due 08/15/27  625,000 624,144
a
Principal
Amount Value
Netflix, Inc.
5.875% due 11/15/28  $ 600,000 $ 631,072
Paramount Global
2.900% due 01/15/27  100,000 98,422
3.700% due 06/01/28  350,000 342,311
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  150,000 148,553
Sprint Capital Corp.
6.875% due 11/15/28  250,000 268,369
T-Mobile USA, Inc.
2.050% due 02/15/28  450,000 432,148
4.950% due 03/15/28  1,200,000 1,223,038
TCI Communications, Inc.
7.125% due 02/15/28  100,000 106,303
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27  150,000 149,968
Verizon Communications, Inc.
4.125% due 03/16/27  798,000 800,203
Walt Disney Co.
2.200% due 01/13/28  500,000 485,509
12,841,425
Consumer, Cyclical - 8.0%
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  143,420 138,791
3.200% due 12/15/29  146,125 143,021
3.600% due 03/22/29  27,496 27,249
American Honda Finance Corp.
4.450% due 10/22/27  170,000 171,585
4.550% due 03/03/28  200,000 202,150
4.700% due 01/12/28  500,000 507,253
4.900% due 07/09/27  70,000 70,993
AutoZone, Inc.
3.750% due 06/01/27  250,000 249,072
4.500% due 02/01/28  50,000 50,503
Costco Wholesale Corp.
1.375% due 06/20/27  450,000 436,357
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 75,401
Delta Air Lines, Inc.
4.950% due 07/10/28  200,000 203,649
Dollar General Corp.
5.200% due 07/05/28  150,000 153,911
Dollar Tree, Inc.
4.200% due 05/15/28  350,000 350,295
Ford Motor Credit Co. LLC
2.900% due 02/16/28  1,050,000 1,011,510
5.800% due 03/05/27  750,000 759,654
6.798% due 11/07/28  350,000 367,305
6.800% due 05/12/28  250,000 260,941
General Motors Co.
5.000% due 10/01/28  200,000 203,695
5.350% due 04/15/28  110,000 112,703
6.800% due 10/01/27  1,250,000 1,301,845
General Motors Financial Co., Inc.
2.400% due 10/15/28  200,000 190,770
2.700% due 08/20/27  800,000 782,581
4.200% due 10/27/28  115,000 115,190
5.000% due 07/15/27  110,000 111,502
Hasbro, Inc.
3.500% due 09/15/27  50,000 49,581
Home Depot, Inc.
3.750% due 09/15/28  355,000 355,480
4.875% due 06/25/27  85,000 86,495

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Honda Motor Co. Ltd. (Japan)
4.436% due 07/08/28  $ 600,000 $ 605,935
Hyatt Hotels Corp.
5.050% due 03/30/28  420,000 427,879
Las Vegas Sands Corp.
5.625% due 06/15/28  150,000 153,826
5.900% due 06/01/27  175,000 178,580
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 98,653
Lowe's Cos., Inc.
3.100% due 05/03/27  250,000 247,352
3.950% due 10/15/27  240,000 240,300
4.000% due 10/15/28  185,000 185,424
Marriott International, Inc.
4.200% due 07/15/27  145,000 145,614
McDonald's Corp.
3.500% due 07/01/27  175,000 174,167
3.800% due 04/01/28  500,000 499,492
O'Reilly Automotive, Inc.
3.600% due 09/01/27  450,000 447,712
PACCAR Financial Corp.
4.000% due 08/08/28  70,000 70,510
4.000% due 11/07/28  115,000 115,577
4.250% due 06/23/27  150,000 151,304
4.450% due 08/06/27  165,000 167,013
4.950% due 08/10/28  250,000 257,382
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28  250,000 247,357
Sands China Ltd. (Macau)
5.400% due 08/08/28  500,000 509,857
Southwest Airlines Co.
4.375% due 11/15/28  165,000 165,386
5.125% due 06/15/27  475,000 481,165
Starbucks Corp.
4.500% due 05/15/28  130,000 131,319
4.850% due 02/08/27  600,000 605,550
Target Corp.
4.350% due 06/15/28  90,000 91,073
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 50,208
Toyota Motor Corp. (Japan)
4.186% due 06/30/27  125,000 125,845
Toyota Motor Credit Corp.
4.050% due 09/05/28  120,000 120,628
4.500% due 05/14/27  80,000 80,812
4.550% due 09/20/27  1,000,000 1,013,212
5.000% due 03/19/27 † 700,000 710,480
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  187,032 191,909
United Airlines Pass-Through Trust Class AA
3.100% due 01/07/30  86,681 84,540
Walmart, Inc.
3.700% due 06/26/28  200,000 200,456
3.900% due 04/15/28  500,000 503,152
17,969,151
Consumer, Non-Cyclical - 13.6%
AbbVie, Inc.
4.650% due 03/15/28  350,000 356,111
4.800% due 03/15/27  210,000 212,271
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 100,566
Altria Group, Inc.
4.875% due 02/04/28  120,000 122,019
a
Principal
Amount Value
Amgen, Inc.
2.200% due 02/21/27  $ 150,000 $ 147,216
5.150% due 03/02/28  1,000,000 1,023,600
Astrazeneca Finance LLC (United Kingdom)
4.800% due 02/26/27  750,000 758,544
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  900,000 893,689
Baxter International, Inc.
1.915% due 02/01/27  100,000 97,624
Becton Dickinson & Co.
3.700% due 06/06/27  550,000 547,930
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 123,923
Bristol-Myers Squibb Co.
3.250% due 02/27/27  350,000 348,421
Campbell's Co.
4.150% due 03/15/28  500,000 500,088
Cencora, Inc.
4.625% due 12/15/27  250,000 253,397
Centene Corp.
2.450% due 07/15/28  500,000 468,562
4.250% due 12/15/27  450,000 447,630
CHRISTUS Health
4.341% due 07/01/28  100,000 100,467
Cigna Group
3.400% due 03/01/27  250,000 248,536
4.375% due 10/15/28  500,000 504,643
Cintas Corp. No. 2
4.200% due 05/01/28  340,000 341,969
Coca-Cola Co.
1.450% due 06/01/27  925,000 898,153
CommonSpirit Health
6.073% due 11/01/27  50,000 51,722
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 47,570
Constellation Brands, Inc.
3.500% due 05/09/27  500,000 496,621
4.350% due 05/09/27  150,000 150,616
CVS Health Corp.
1.300% due 08/21/27  150,000 143,565
4.300% due 03/25/28  700,000 702,483
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28  100,000 99,945
5.300% due 10/24/27  150,000 153,802
Elevance Health, Inc.
3.650% due 12/01/27  500,000 497,860
4.000% due 09/15/28  230,000 229,743
Eli Lilly & Co.
3.100% due 05/15/27  500,000 495,991
4.000% due 10/15/28  200,000 201,381
4.150% due 08/14/27  70,000 70,559
4.550% due 02/12/28  135,000 137,414
Equifax, Inc.
5.100% due 06/01/28  150,000 153,298
Estee Lauder Cos., Inc.
4.375% due 05/15/28  150,000 151,477
GE HealthCare Technologies, Inc.
4.150% due 12/15/28  45,000 45,130
5.650% due 11/15/27  350,000 360,600
General Mills, Inc.
4.200% due 04/17/28  250,000 251,030
4.700% due 01/30/27  225,000 226,759

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Gilead Sciences, Inc.
1.200% due 10/01/27  $ 450,000 $ 431,389
GlaxoSmithKline Capital, Inc.
3.875% due 05/15/28  600,000 600,626
Global Payments, Inc.
2.150% due 01/15/27  150,000 146,916
4.450% due 06/01/28  350,000 350,660
4.500% due 11/15/28  95,000 95,195
Haleon U.S. Capital LLC
3.375% due 03/24/27  200,000 198,598
HCA, Inc.
3.125% due 03/15/27  250,000 247,468
4.500% due 02/15/27  300,000 300,697
5.200% due 06/01/28  100,000 102,477
Hershey Co.
4.550% due 02/24/28  40,000 40,665
Hormel Foods Corp.
1.700% due 06/03/28  150,000 142,510
Humana, Inc.
1.350% due 02/03/27  150,000 145,661
3.950% due 03/15/27  350,000 349,142
Icon Investments Six DAC
5.809% due 05/08/27  350,000 357,337
Johnson & Johnson
0.950% due 09/01/27  50,000 47,911
2.900% due 01/15/28  1,000,000 986,994
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 148,854
Keurig Dr. Pepper, Inc.
4.350% due 05/15/28  750,000 752,494
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 249,480
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,812
McKesson Corp.
3.950% due 02/16/28  100,000 100,071
4.900% due 07/15/28  150,000 153,775
Medtronic Global Holdings SCA
4.250% due 03/30/28  450,000 453,505
Merck & Co., Inc.
1.700% due 06/10/27  400,000 389,744
3.850% due 09/15/27  250,000 251,111
Mondelez International, Inc.
4.250% due 05/06/28  465,000 467,761
Novartis Capital Corp.
3.100% due 05/17/27  450,000 446,877
3.900% due 11/05/28  95,000 95,343
PayPal Holdings, Inc.
3.900% due 06/01/27  100,000 100,254
4.450% due 03/06/28  100,000 101,230
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 100,968
PepsiCo, Inc.
3.600% due 02/18/28  150,000 149,734
4.400% due 02/07/27  750,000 756,099
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28 † 500,000 506,694
Pfizer, Inc.
3.875% due 11/15/27  250,000 250,923
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 49,495
3.875% due 10/27/28  300,000 299,722
4.125% due 04/28/28  120,000 120,562
a
Principal
Amount Value
4.375% due 11/01/27  $ 125,000 $ 126,177
4.750% due 02/12/27  600,000 606,077
4.875% due 02/15/28  50,000 51,005
Procter & Gamble Co.
2.850% due 08/11/27  500,000 494,935
Quanta Services, Inc.
4.300% due 08/09/28  250,000 251,431
Royalty Pharma PLC
1.750% due 09/02/27  100,000 96,383
S&P Global, Inc.
2.450% due 03/01/27  200,000 196,897
4.750% due 08/01/28  250,000 254,732
Sanofi SA
3.625% due 06/19/28  250,000 249,551
3.800% due 11/03/28  200,000 200,210
Solventum Corp.
5.450% due 02/25/27  108,000 109,597
SSM Health Care Corp.
4.894% due 06/01/28  100,000 101,732
Stryker Corp.
4.700% due 02/10/28  120,000 121,806
Sutter Health
3.695% due 08/15/28  250,000 248,636
Sysco Corp.
3.250% due 07/15/27  200,000 198,180
Takeda Pharmaceutical Co. Ltd. (Japan)
5.000% due 11/26/28  350,000 358,255
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 152,748
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 149,019
UL Solutions, Inc.
6.500% due 10/20/28  250,000 264,179
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  750,000 756,914
UnitedHealth Group, Inc.
2.950% due 10/15/27  1,000,000 986,691
4.400% due 06/15/28  145,000 146,627
Viatris, Inc.
2.300% due 06/22/27  500,000 485,977
Zoetis, Inc.
4.150% due 08/17/28  210,000 211,204
30,520,642
Energy - 4.3%
BP Capital Markets America, Inc.
5.017% due 11/17/27  350,000 357,195
BP Capital Markets PLC
3.279% due 09/19/27  750,000 744,039
3.723% due 11/28/28  250,000 248,489
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  350,000 353,511
Chevron USA, Inc.
1.018% due 08/12/27  200,000 191,861
3.950% due 08/13/27  200,000 201,015
4.050% due 08/13/28  155,000 156,341
4.475% due 02/26/28  200,000 203,184
Continental Resources, Inc.
4.375% due 01/15/28  100,000 99,885
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 99,684
Diamondback Energy, Inc.
5.200% due 04/18/27  150,000 152,244

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Enbridge, Inc. (Canada)
3.700% due 07/15/27  $ 500,000 $ 497,730
4.200% due 11/20/28  105,000 105,206
4.600% due 06/20/28  55,000 55,626
Energy Transfer LP
4.400% due 03/15/27  350,000 351,244
5.550% due 02/15/28  800,000 821,583
Enterprise Products Operating LLC
3.950% due 02/15/27  250,000 250,325
4.300% due 06/20/28  310,000 312,706
5.375% due 02/15/78  50,000 49,855
EQT Corp.
3.900% due 10/01/27  50,000 49,813
5.700% due 04/01/28  500,000 516,389
Exxon Mobil Corp.
3.294% due 03/19/27  350,000 348,688
MPLX LP
4.000% due 03/15/28  100,000 99,825
4.250% due 12/01/27  500,000 501,713
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 91,773
ONEOK, Inc.
4.000% due 07/13/27  150,000 149,924
Patterson-UTI Energy, Inc.
3.950% due 02/01/28  50,000 49,476
Phillips 66 Co.
3.750% due 03/01/28  500,000 496,755
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  500,000 503,485
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27  50,000 50,487
Targa Resources Corp.
5.200% due 07/01/27  500,000 508,414
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 155,560
7.000% due 10/15/28  200,000 214,961
Williams Cos., Inc.
3.750% due 06/15/27  600,000 597,947
9,586,933
Financial - 45.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  500,000 484,880
5.750% due 06/06/28  250,000 259,127
6.450% due 04/15/27  500,000 513,812
Air Lease Corp.
5.850% due 12/15/27  750,000 771,514
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/28  350,000 348,614
Ally Financial, Inc.
4.750% due 06/09/27  150,000 151,392
5.737% due 05/15/29  250,000 256,426
6.992% due 06/13/29  250,000 264,174
American Express Co.
4.351% due 07/20/29  175,000 176,303
5.043% due 07/26/28  250,000 254,289
5.098% due 02/16/28  1,330,000 1,345,834
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 50,142
American Tower Corp.
5.500% due 03/15/28  800,000 823,482
5.800% due 11/15/28  250,000 261,063
a
Principal
Amount Value
Aon Corp.
8.205% due 01/01/27  $ 350,000 $ 363,142
Aon North America, Inc.
5.125% due 03/01/27  95,000 96,213
ARES Capital Corp.
2.875% due 06/15/27  50,000 48,963
2.875% due 06/15/28  200,000 191,191
Arthur J Gallagher & Co.
4.600% due 12/15/27  350,000 353,898
Athene Holding Ltd.
4.125% due 01/12/28  350,000 349,859
Australia & New Zealand Banking Group Ltd.
(Australia)
3.919% due 09/30/27  250,000 251,034
3.919% due 12/08/28  250,000 250,887
4.362% due 06/18/28  250,000 253,311
AvalonBay Communities, Inc.
3.350% due 05/15/27  350,000 347,515
Banco Santander SA (Spain)
4.175% due 03/24/28  1,400,000 1,400,782
5.365% due 07/15/28  200,000 203,967
5.588% due 08/08/28  200,000 207,494
6.607% due 11/07/28  200,000 213,566
Bank of America Corp.
2.551% due 02/04/28  500,000 491,944
3.419% due 12/20/28  350,000 345,710
3.705% due 04/24/28  2,250,000 2,240,791
3.824% due 01/20/28  1,750,000 1,746,322
3.970% due 03/05/29  150,000 149,789
4.623% due 05/09/29 † 1,335,000 1,352,915
4.979% due 01/24/29  350,000 356,585
6.204% due 11/10/28  150,000 155,909
Bank of Montreal (Canada)
4.062% due 09/22/28  180,000 180,248
5.203% due 02/01/28  100,000 102,616
5.370% due 06/04/27  1,150,000 1,174,656
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 500,351
4.441% due 06/09/28  85,000 85,696
5.802% due 10/25/28  1,250,000 1,292,402
Bank of Nova Scotia (Canada)
4.043% due 09/15/28  250,000 250,061
4.404% due 09/08/28 † 1,000,000 1,005,490
Barclays PLC (United Kingdom)
4.476% due 11/11/29  250,000 251,413
4.972% due 05/16/29  500,000 508,453
5.674% due 03/12/28  225,000 229,078
7.385% due 11/02/28  1,000,000 1,057,249
Barings BDC, Inc.
5.200% due 09/15/28  165,000 164,233
Berkshire Hathaway Finance Corp.
2.300% due 03/15/27  250,000 246,207
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,757
Blackrock, Inc.
3.200% due 03/15/27  350,000 348,104
Blackstone Private Credit Fund
3.250% due 03/15/27  125,000 122,915
4.950% due 09/26/27  110,000 110,677
Blackstone Secured Lending Fund
2.125% due 02/15/27  175,000 170,341
5.350% due 04/13/28  350,000 353,169

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Blue Owl Capital Corp.
2.875% due 06/11/28  $ 150,000 $ 141,742
Blue Owl Credit Income Corp.
7.950% due 06/13/28  150,000 158,757
Brighthouse Financial, Inc.
3.700% due 06/22/27  350,000 345,923
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  450,000 448,742
Canadian Imperial Bank of Commerce (Canada)
4.243% due 09/08/28  835,000 838,410
4.857% due 03/30/29  150,000 152,520
4.862% due 01/13/28  100,000 100,814
5.986% due 10/03/28  200,000 210,266
Capital One Financial Corp.
3.650% due 05/11/27  150,000 149,360
4.927% due 05/10/28  1,250,000 1,264,965
5.468% due 02/01/29  100,000 102,763
Cboe Global Markets, Inc.
3.650% due 01/12/27  100,000 99,835
Charles Schwab Corp.
2.450% due 03/03/27  1,100,000 1,083,186
6.196% due 11/17/29  250,000 264,517
Citibank NA
4.576% due 05/29/27  415,000 419,378
Citigroup, Inc.
3.520% due 10/27/28  150,000 148,716
3.668% due 07/24/28  1,500,000 1,490,892
3.887% due 01/10/28  500,000 499,195
4.075% due 04/23/29  1,500,000 1,499,273
4.643% due 05/07/28  250,000 252,056
4.786% due 03/04/29  250,000 253,615
Citizens Bank NA
4.575% due 08/09/28  400,000 403,107
CNA Financial Corp.
3.450% due 08/15/27  100,000 99,113
Commonwealth Bank of Australia (Australia)
4.423% due 03/14/28 † 250,000 253,183
Cooperatieve Rabobank UA (Netherlands)
3.957% due 10/17/28  250,000 251,324
4.372% due 05/27/27  250,000 252,285
5.041% due 03/05/27  150,000 152,270
Corebridge Financial, Inc.
3.650% due 04/05/27  350,000 347,964
6.875% due 12/15/52  200,000 204,906
Crown Castle, Inc.
3.650% due 09/01/27  50,000 49,641
5.000% due 01/11/28  850,000 863,839
Deutsche Bank AG (Germany)
2.552% due 01/07/28  250,000 245,927
5.371% due 09/09/27  200,000 204,878
5.373% due 01/10/29  415,000 423,536
6.720% due 01/18/29  200,000 209,429
6.819% due 11/20/29  250,000 266,866
Digital Realty Trust LP
5.550% due 01/15/28  500,000 513,996
ERP Operating LP
3.250% due 08/01/27  100,000 99,114
Essex Portfolio LP
3.625% due 05/01/27  350,000 348,671
Extra Space Storage LP
5.700% due 04/01/28  250,000 258,369
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 52,374
a
Principal
Amount Value
Federal Realty OP LP
5.375% due 05/01/28  $ 250,000 $ 256,512
Fifth Third Bancorp
6.361% due 10/27/28  750,000 780,532
Fifth Third Bank NA
2.250% due 02/01/27  150,000 147,445
FS KKR Capital Corp.
3.250% due 07/15/27  200,000 193,182
Goldman Sachs Group, Inc.
3.615% due 03/15/28  400,000 397,871
3.691% due 06/05/28  1,250,000 1,243,721
3.814% due 04/23/29  500,000 497,240
4.153% due 10/21/29  1,270,000 1,269,882
4.482% due 08/23/28  150,000 151,078
4.937% due 04/23/28  745,000 753,636
6.484% due 10/24/29  200,000 212,178
Goldman Sachs Private Credit Corp.
5.875% due 05/06/28 ~ † 100,000 101,906
Golub Capital BDC, Inc.
2.050% due 02/15/27  100,000 97,066
Highwoods Realty LP
3.875% due 03/01/27  75,000 74,519
HPS Corporate Lending Fund
4.900% due 09/11/28 ~ 250,000 248,781
5.450% due 01/14/28  350,000 353,981
HSBC Holdings PLC (United Kingdom)
2.206% due 08/17/29  500,000 476,073
4.041% due 03/13/28  500,000 499,461
4.583% due 06/19/29  500,000 504,776
4.755% due 06/09/28  200,000 201,874
4.899% due 03/03/29  200,000 202,951
5.597% due 05/17/28  215,000 219,061
6.161% due 03/09/29  1,600,000 1,666,125
HSBC USA, Inc.
4.650% due 06/03/28  200,000 203,142
Huntington Bancshares, Inc.
4.443% due 08/04/28  500,000 502,862
ING Groep NV (Netherlands)
4.550% due 10/02/28  200,000 202,655
4.858% due 03/25/29  700,000 711,155
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 296,376
3.950% due 12/01/28  190,000 190,572
Jefferies Financial Group, Inc.
4.850% due 01/15/27  150,000 151,052
5.875% due 07/21/28  200,000 208,018
JPMorgan Chase & Co.
3.509% due 01/23/29  750,000 743,325
3.540% due 05/01/28  250,000 248,672
3.782% due 02/01/28  2,950,000 2,944,117
4.203% due 07/23/29  500,000 501,739
4.505% due 10/22/28  80,000 80,796
4.851% due 07/25/28  150,000 151,968
4.979% due 07/22/28  2,045,000 2,076,723
5.040% due 01/23/28  50,000 50,532
5.571% due 04/22/28  120,000 122,421
KeyBank NA
4.390% due 12/14/27  500,000 502,825
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28  50,000 49,625
3.750% due 03/18/28  1,500,000 1,495,395
4.550% due 08/16/28  250,000 253,279
4.818% due 06/13/29  200,000 203,312

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
LPL Holdings, Inc.
4.900% due 04/03/28  $ 115,000 $ 116,711
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,727
Main Street Capital Corp.
5.400% due 08/15/28  70,000 70,392
6.500% due 06/04/27  25,000 25,532
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  600,000 608,149
4.762% due 07/06/28  250,000 252,338
Manulife Financial Corp. (Canada)
4.061% due 02/24/32  150,000 149,563
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,625
Mastercard, Inc.
3.500% due 02/26/28  500,000 498,632
4.550% due 03/15/28  85,000 86,480
Mid-America Apartments LP
4.200% due 06/15/28  100,000 100,489
Mitsubishi UFJ Financial Group, Inc. (Japan)
4.080% due 04/19/28  500,000 500,331
5.242% due 04/19/29  1,000,000 1,027,509
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  650,000 665,850
5.778% due 07/06/29  200,000 208,030
Morgan Stanley
2.475% due 01/21/28  500,000 491,973
4.994% due 04/12/29  110,000 112,191
5.123% due 02/01/29  150,000 153,140
5.164% due 04/20/29  500,000 511,434
5.449% due 07/20/29  1,500,000 1,548,188
5.652% due 04/13/28  155,000 158,093
6.296% due 10/18/28  1,000,000 1,039,238
6.407% due 11/01/29  500,000 530,056
Morgan Stanley Bank NA
4.952% due 01/14/28  515,000 519,916
5.016% due 01/12/29  100,000 101,859
Morgan Stanley Private Bank NA
4.204% due 11/17/28  1,375,000 1,379,493
4.466% due 07/06/28  250,000 251,733
National Australia Bank Ltd. (Australia)
4.308% due 06/13/28  250,000 252,939
4.500% due 10/26/27 † 750,000 760,452
National Bank of Canada (Canada)
4.950% due 02/01/28  250,000 252,536
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  200,000 197,526
4.892% due 05/18/29  350,000 356,173
5.516% due 09/30/28  500,000 513,081
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 50,851
NNN REIT, Inc.
3.500% due 10/15/27  100,000 99,204
Nomura Holdings, Inc. (Japan)
2.329% due 01/22/27  750,000 737,020
Northern Trust Corp.
3.375% due 05/08/32  350,000 345,293
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 150,567
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,898
PNC Bank NA
4.050% due 07/26/28  750,000 751,271
a
Principal
Amount Value
PNC Financial Services Group, Inc.
5.300% due 01/21/28  $ 75,000 $ 75,992
5.582% due 06/12/29  350,000 363,088
Progressive Corp.
2.500% due 03/15/27  350,000 344,714
Prologis LP
4.875% due 06/15/28  150,000 153,699
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 49,533
Realty Income Corp.
2.200% due 06/15/28  100,000 96,013
3.650% due 01/15/28  500,000 496,957
Regency Centers LP
3.600% due 02/01/27  100,000 99,600
Royal Bank of Canada (Canada)
3.995% due 11/03/28  385,000 385,422
4.498% due 08/06/29  445,000 449,522
4.522% due 10/18/28  1,000,000 1,010,502
4.715% due 03/27/28  210,000 211,825
6.000% due 11/01/27  50,000 51,944
Santander Holdings USA, Inc.
5.473% due 03/20/29  155,000 158,429
6.499% due 03/09/29  750,000 781,761
Santander U.K. Group Holdings PLC (United
Kingdom)
4.320% due 09/22/29  200,000 200,216
6.534% due 01/10/29  600,000 627,060
Simon Property Group LP
1.750% due 02/01/28  500,000 479,691
Sixth Street Specialty Lending, Inc.
6.950% due 08/14/28  250,000 262,280
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.174% due 01/14/27  700,000 687,571
3.944% due 07/19/28  150,000 150,098
5.520% due 01/13/28  850,000 875,830
5.800% due 07/13/28  250,000 260,449
Synchrony Bank
5.625% due 08/23/27  500,000 510,281
Synchrony Financial
5.019% due 07/29/29  20,000 20,258
Toronto-Dominion Bank (Canada)
2.800% due 03/10/27  1,250,000 1,234,567
4.108% due 06/08/27  350,000 351,180
4.109% due 10/13/28  250,000 250,658
4.574% due 06/02/28  250,000 253,218
Truist Bank
4.136% due 10/23/29  500,000 499,693
4.420% due 07/24/28  310,000 311,979
Truist Financial Corp.
1.125% due 08/03/27  300,000 287,557
4.123% due 06/06/28  250,000 250,671
4.873% due 01/26/29  150,000 152,429
U.S. Bancorp
4.653% due 02/01/29  1,350,000 1,367,106
5.775% due 06/12/29  300,000 311,940
UBS AG (Switzerland)
5.650% due 09/11/28 † 500,000 522,047
7.500% due 02/15/28  100,000 107,411
UDR, Inc.
3.500% due 07/01/27  350,000 347,244
Ventas Realty LP
4.000% due 03/01/28  250,000 249,906

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
VICI Properties LP
4.750% due 02/15/28  $ 350,000 $ 353,544
4.750% due 04/01/28  65,000 65,700
Visa, Inc.
2.750% due 09/15/27 † 600,000 593,127
Voya Financial, Inc.
4.700% due 01/23/48  100,000 94,956
Wells Fargo & Co.
3.526% due 03/24/28  1,250,000 1,242,104
4.078% due 09/15/29  1,305,000 1,304,117
4.808% due 07/25/28  800,000 809,045
4.900% due 01/24/28  185,000 186,597
4.970% due 04/23/29  405,000 412,604
5.574% due 07/25/29  1,000,000 1,036,343
5.707% due 04/22/28  190,000 193,969
Welltower OP LLC
2.700% due 02/15/27  100,000 98,731
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  250,000 237,256
3.400% due 01/25/28  100,000 99,272
5.535% due 11/17/28 † 500,000 523,122
Weyerhaeuser Co.
6.950% due 10/01/27  350,000 367,343
102,047,738
Industrial - 6.3%
3M Co.
2.875% due 10/15/27  50,000 49,195
Amcor Finance USA, Inc.
4.500% due 05/15/28  100,000 100,676
Amcor Flexibles North America, Inc.
4.800% due 03/17/28  60,000 60,882
Amphenol Corp.
3.800% due 11/15/27  190,000 189,856
3.900% due 11/15/28  120,000 119,901
4.375% due 06/12/28  165,000 166,586
5.050% due 04/05/27  90,000 91,290
Amrize Finance U.S. LLC
4.700% due 04/07/28  350,000 354,362
Avnet, Inc.
6.250% due 03/15/28  50,000 51,802
Berry Global, Inc.
1.650% due 01/15/27  100,000 97,402
Boeing Co.
3.250% due 03/01/28  50,000 49,116
5.040% due 05/01/27  900,000 909,604
Caterpillar Financial Services Corp.
3.950% due 11/14/28  150,000 150,395
4.100% due 08/15/28  70,000 70,466
4.400% due 10/15/27  300,000 303,776
4.400% due 03/03/28  200,000 202,356
5.000% due 05/14/27  350,000 355,961
CNH Industrial Capital LLC
4.750% due 03/21/28  625,000 632,708
Eaton Corp.
3.103% due 09/15/27  50,000 49,506
4.350% due 05/18/28  100,000 101,200
Emerson Electric Co.
1.800% due 10/15/27  400,000 387,358
Flex Ltd.
6.000% due 01/15/28  100,000 103,319
GATX Corp.
5.400% due 03/15/27  80,000 81,171
a
Principal
Amount Value
General Dynamics Corp.
2.625% due 11/15/27  $ 500,000 $ 491,698
Honeywell International, Inc.
1.100% due 03/01/27  250,000 242,468
4.650% due 07/30/27  250,000 253,359
Ingersoll Rand, Inc.
5.400% due 08/14/28  150,000 155,097
Jabil, Inc.
4.250% due 05/15/27  150,000 150,285
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 210,541
John Deere Capital Corp.
4.200% due 07/15/27  525,000 529,205
4.250% due 06/05/28  200,000 202,352
4.900% due 06/11/27  1,000,000 1,017,587
L3Harris Technologies, Inc.
4.400% due 06/15/28  350,000 352,785
5.400% due 01/15/27  200,000 202,954
Lockheed Martin Corp.
4.150% due 08/15/28  50,000 50,341
5.100% due 11/15/27  350,000 358,691
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 99,282
Masco Corp.
1.500% due 02/15/28  100,000 94,742
Norfolk Southern Corp.
3.150% due 06/01/27  250,000 247,403
Northrop Grumman Corp.
3.250% due 01/15/28  500,000 493,772
Oshkosh Corp.
4.600% due 05/15/28  50,000 50,625
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 98,020
Owens Corning
5.500% due 06/15/27  70,000 71,484
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 201,320
Republic Services, Inc.
3.375% due 11/15/27  350,000 347,604
3.950% due 05/15/28  150,000 150,366
RTX Corp.
3.500% due 03/15/27  750,000 746,784
Ryder System, Inc.
2.850% due 03/01/27  350,000 345,637
5.300% due 03/15/27  110,000 111,628
Stanley Black & Decker, Inc.
4.250% due 11/15/28  250,000 250,496
TD SYNNEX Corp.
2.375% due 08/09/28  250,000 238,167
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 49,564
Union Pacific Corp.
3.000% due 04/15/27  350,000 346,767
United Parcel Service, Inc.
3.050% due 11/15/27  250,000 247,334
Waste Management, Inc.
1.150% due 03/15/28  500,000 471,887
4.950% due 07/03/27  115,000 116,985
WRKCo, Inc.
3.900% due 06/01/28  350,000 348,442
14,024,560

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Technology - 7.3%
Accenture Capital, Inc.
3.900% due 10/04/27  $ 150,000 $ 150,663
Adobe, Inc.
4.750% due 01/17/28  550,000 561,411
Advanced Micro Devices, Inc.
4.319% due 03/24/28  250,000 252,691
Analog Devices, Inc.
1.700% due 10/01/28  200,000 188,850
4.250% due 06/15/28  190,000 191,606
Apple, Inc.
1.200% due 02/08/28  1,000,000 951,663
1.400% due 08/05/28  1,250,000 1,181,412
2.900% due 09/12/27  50,000 49,425
4.000% due 05/12/28  400,000 403,416
Applied Materials, Inc.
3.300% due 04/01/27  350,000 348,357
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/28  500,000 495,919
Broadcom, Inc.
4.800% due 04/15/28  250,000 254,702
5.050% due 07/12/27  125,000 127,304
Concentrix Corp.
6.600% due 08/02/28 † 250,000 257,957
Dell International LLC/EMC Corp.
4.750% due 04/01/28  110,000 111,585
6.100% due 07/15/27 † 500,000 513,983
Fiserv, Inc.
5.150% due 03/15/27  115,000 116,256
5.450% due 03/02/28  500,000 512,235
Hewlett Packard Enterprise Co.
4.050% due 09/15/27  125,000 125,081
4.150% due 09/15/28  110,000 110,121
4.400% due 09/25/27  75,000 75,408
HP, Inc.
4.750% due 01/15/28  350,000 354,118
Intel Corp.
3.150% due 05/11/27  150,000 148,257
3.750% due 03/25/27  150,000 149,461
3.750% due 08/05/27  850,000 845,640
International Business Machines Corp.
6.220% due 08/01/27  100,000 103,787
6.500% due 01/15/28  1,000,000 1,050,338
Kyndryl Holdings, Inc.
2.700% due 10/15/28  200,000 191,927
Marvell Technology, Inc.
4.875% due 06/22/28  150,000 152,672
Microchip Technology, Inc.
4.900% due 03/15/28  350,000 354,927
Microsoft Corp.
3.300% due 02/06/27  750,000 747,386
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.300% due 08/19/28  20,000 20,079
4.400% due 06/01/27  250,000 251,133
Oracle Corp.
2.300% due 03/25/28 † 1,000,000 953,797
2.800% due 04/01/27  400,000 392,235
4.800% due 08/03/28  250,000 251,292
QUALCOMM, Inc.
3.250% due 05/20/27 † 551,000 548,277
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 191,631
a
Principal
Amount Value
Salesforce, Inc.
3.700% due 04/11/28  $ 500,000 $ 500,204
Synopsys, Inc.
4.650% due 04/01/28  500,000 507,035
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  350,000 356,853
Texas Instruments, Inc.
2.900% due 11/03/27  350,000 346,691
TSMC Arizona Corp. (Taiwan)
3.875% due 04/22/27  200,000 200,098
VMware LLC
3.900% due 08/21/27  350,000 350,359
Workday, Inc.
3.500% due 04/01/27  350,000 348,093
16,296,335
Utilities - 6.6%
AES Corp.
5.450% due 06/01/28  200,000 204,706
American Electric Power Co., Inc.
3.200% due 11/13/27  350,000 345,448
5.750% due 11/01/27  200,000 206,316
Black Hills Corp.
3.150% due 01/15/27  350,000 346,709
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  500,000 499,759
5.250% due 03/01/28  50,000 51,265
Constellation Energy Generation LLC
5.600% due 03/01/28  350,000 361,273
Dominion Energy, Inc.
4.600% due 05/15/28  120,000 121,516
DTE Electric Co.
4.250% due 05/14/27  40,000 40,296
DTE Energy Co.
4.875% due 06/01/28  55,000 56,007
4.950% due 07/01/27  675,000 684,185
Duke Energy Corp.
4.850% due 01/05/27  810,000 817,812
Duke Energy Progress LLC
4.350% due 03/06/27  50,000 50,354
Edison International
4.125% due 03/15/28  50,000 49,467
5.750% due 06/15/27  100,000 101,834
Enel Chile SA (Chile)
4.875% due 06/12/28  200,000 203,233
Entergy Arkansas LLC
4.000% due 06/01/28  350,000 350,577
Evergy Kansas Central, Inc.
4.700% due 03/13/28  60,000 60,945
Eversource Energy
3.300% due 01/15/28  750,000 737,362
5.000% due 01/01/27  85,000 85,766
Exelon Corp.
2.750% due 03/15/27  250,000 246,353
FirstEnergy Corp.
3.900% due 07/15/27  200,000 199,322
Georgia Power Co.
4.000% due 10/01/28  70,000 70,413
Indiana Michigan Power Co.
3.850% due 05/15/28  50,000 49,960
ITC Holdings Corp.
3.350% due 11/15/27  350,000 346,472
MidAmerican Energy Co.
3.100% due 05/01/27  350,000 346,786

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a
Principal
Amount Value
Mississippi Power Co.
3.950% due 03/30/28  $ 750,000 $ 749,902
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,846
National Rural Utilities Cooperative Finance Corp.
3.950% due 12/10/27  125,000 125,537
4.150% due 08/25/28  155,000 155,862
4.750% due 02/07/28  610,000 619,811
4.800% due 02/05/27  150,000 151,501
5.050% due 09/15/28  350,000 359,236
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  1,350,000 1,342,669
4.685% due 09/01/27  95,000 96,180
4.900% due 02/28/28  450,000 458,510
NiSource, Inc.
5.250% due 03/30/28  250,000 256,529
Pacific Gas & Electric Co.
2.100% due 08/01/27  450,000 436,533
3.750% due 07/01/28  150,000 148,203
4.650% due 08/01/28  150,000 151,141
5.000% due 06/04/28  205,000 208,705
Pinnacle West Capital Corp.
4.900% due 05/15/28  65,000 66,227
Public Service Co. of New Hampshire
4.400% due 07/01/28  165,000 166,735
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 206,397
Southern California Edison Co.
4.875% due 02/01/27  750,000 755,111
5.300% due 03/01/28  50,000 51,077
Southern California Gas Co.
2.950% due 04/15/27  500,000 494,887
Southern Co.
4.850% due 06/15/28  200,000 203,837
Southern Co. Gas Capital Corp.
4.050% due 09/15/28  70,000 70,042
Virginia Electric & Power Co.
3.500% due 03/15/27  500,000 497,861
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 143,499
Xcel Energy, Inc.
4.750% due 03/21/28  80,000 81,118
14,681,092
Total Corporate Bonds & Notes
    (Cost $219,572,294) 221,175,628
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.7%
    (Cost $219,572,294) 221,175,628
Shares
SECURITIES LENDING COLLATERAL - 2.8%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
3.640% 1,286,893 1,286,893
Principal
Amount Value
Repurchase Agreements - 2.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,667,218; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$2,720,562) $ 2,666,640 $ 2,666,640
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,197,306; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$2,245,758) 2,194,115 2,194,115
4,860,755
Total Securities Lending Collateral
(Cost $6,147,648) 6,147,648
a
TOTAL INVESTMENTS - 101.5%
(Cost $225,719,942) 227,323,276
OTHER ASSETS & LIABILITIES, NET - (1.5%) (3,250,954)
NET ASSETS - 100.0% $ 224,072,322
Financial 45 .5%
Consumer, Non-Cyclical 13 .6%
Consumer, Cyclical 8 .0%
Technology 7 .3%
Utilities 6 .6%
Industrial 6 .3%
Communications 5 .7%
Energy 4 .3%
Others (each less than 3.0%) 4 .2%
101 .5%
Other Assets & Liabilities, Net ( 1 .5% )
100 .0%

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 221,175,628 $ – $ 221,175,628 $ –
Securities Lending Collateral 6,147,648 1,286,893 4,860,755 –
Total $ 227,323,276 $ 1,286,893 $ 226,036,383 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.4%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 102,020
4.850% due 02/08/34  100,000 101,713
Albemarle Corp.
5.050% due 06/01/32  100,000 100,731
5.450% due 12/01/44  50,000 45,683
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 208,390
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/15/36  85,000 86,070
5.000% due 09/30/43  500,000 475,181
CF Industries, Inc.
5.300% due 11/26/35  200,000 199,416
Dow Chemical Co.
3.600% due 11/15/50  250,000 161,567
4.250% due 10/01/34  141,000 128,814
4.800% due 05/15/49  65,000 51,243
5.650% due 03/15/36  125,000 124,534
DuPont de Nemours, Inc.
4.725% due 11/15/28 ~ 65,000 65,889
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,440
4.800% due 09/01/42  100,000 88,812
Ecolab, Inc.
1.650% due 02/01/27  100,000 97,783
2.125% due 02/01/32  100,000 88,419
2.700% due 12/15/51  100,000 61,836
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 100,793
5.450% due 03/15/43  100,000 96,882
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 121,386
International Paper Co.
4.350% due 08/15/48  54,000 43,795
6.000% due 11/15/41  200,000 207,972
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 109,163
Linde, Inc.
1.100% due 08/10/30  50,000 43,947
2.000% due 08/10/50  30,000 15,999
LYB International Finance III LLC
2.250% due 10/01/30  25,000 22,316
3.375% due 10/01/40  30,000 21,742
3.625% due 04/01/51  40,000 25,818
3.800% due 10/01/60  30,000 18,805
4.200% due 05/01/50  300,000 214,501
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 56,923
Mosaic Co.
5.450% due 11/15/33  163,000 167,591
NewMarket Corp.
2.700% due 03/18/31  100,000 91,685
Newmont Corp.
2.600% due 07/15/32  100,000 91,166
5.875% due 04/01/35  100,000 108,260
Nucor Corp.
2.979% due 12/15/55  25,000 15,649
5.100% due 06/01/35  250,000 255,967
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 47,288
4.200% due 04/01/29  55,000 54,932
a
Principal
Amount Value
4.500% due 03/12/27  $ 115,000 $ 115,723
5.250% due 01/15/45  139,000 130,511
PPG Industries, Inc.
2.800% due 08/15/29  50,000 47,862
4.375% due 03/15/31  70,000 69,951
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 31,141
7.125% due 07/15/28  50,000 53,857
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 186,947
4.875% due 03/14/30  245,000 251,828
5.250% due 03/14/35  35,000 36,083
5.750% due 03/14/55  45,000 45,942
RPM International, Inc.
5.250% due 06/01/45  50,000 47,610
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 59,582
4.000% due 12/15/42  50,000 41,337
4.500% due 08/15/30  70,000 70,736
4.500% due 06/01/47  29,000 24,810
4.550% due 03/01/28  100,000 101,223
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 143,911
7.500% due 07/27/35  50,000 58,939
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,613
3.250% due 01/15/31  40,000 38,084
3.250% due 10/15/50  20,000 13,787
4.000% due 12/15/28  110,000 109,909
5.250% due 05/15/35  45,000 46,047
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 37,986
3.125% due 01/15/32  40,000 35,832
3.750% due 01/15/31  125,000 118,105
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 169,056
Westlake Corp.
4.375% due 11/15/47  100,000 77,605
6,337,138
Communications - 2.3%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 257,468
5.250% due 05/26/35  200,000 208,537
Alphabet, Inc.
0.800% due 08/15/27  150,000 143,552
1.900% due 08/15/40  150,000 101,676
2.250% due 08/15/60  150,000 77,182
3.875% due 11/15/28  25,000 25,125
4.100% due 11/15/30  145,000 145,476
4.500% due 05/15/35  200,000 199,040
4.700% due 11/15/35  120,000 120,077
5.350% due 11/15/45  100,000 99,445
5.450% due 11/15/55  135,000 132,527
Amazon.com, Inc.
1.500% due 06/03/30  85,000 76,660
1.650% due 05/12/28  100,000 95,477
2.100% due 05/12/31  100,000 90,391
2.500% due 06/03/50  40,000 23,952
2.875% due 05/12/41  100,000 75,922
3.100% due 05/12/51  100,000 67,216
3.250% due 05/12/61  100,000 64,034
3.300% due 04/13/27  150,000 149,454
3.600% due 04/13/32  200,000 194,025

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.875% due 08/22/37  $ 195,000 $ 178,957
3.900% due 11/20/28  25,000 25,083
3.950% due 04/13/52  150,000 117,152
4.050% due 08/22/47  70,000 57,549
4.100% due 11/20/30  40,000 40,056
4.100% due 04/13/62  100,000 77,308
4.250% due 08/22/57  100,000 80,253
4.550% due 12/01/27  100,000 101,731
4.650% due 11/20/35  150,000 149,452
4.700% due 12/01/32  100,000 102,827
5.450% due 11/20/55  150,000 146,510
America Movil SAB de CV (Mexico)
5.000% due 01/20/33  250,000 254,645
6.375% due 03/01/35  125,000 137,531
AppLovin Corp.
5.375% due 12/01/31  300,000 311,514
AT&T, Inc.
1.650% due 02/01/28  300,000 286,046
2.250% due 02/01/32  165,000 144,791
2.750% due 06/01/31  100,000 91,887
3.500% due 06/01/41  200,000 157,480
3.500% due 09/15/53  247,000 165,423
3.550% due 09/15/55  433,000 288,539
3.650% due 09/15/59  221,000 145,856
3.800% due 12/01/57  200,000 137,675
3.850% due 06/01/60  45,000 31,028
4.250% due 03/01/27  100,000 100,243
4.350% due 03/01/29  150,000 150,812
4.500% due 05/15/35  90,000 86,554
4.550% due 03/09/49  100,000 82,833
4.850% due 03/01/39  70,000 66,768
5.350% due 09/01/40  161,000 158,614
5.375% due 08/15/35  100,000 102,512
5.400% due 02/15/34  150,000 155,578
5.550% due 11/01/45  125,000 120,485
6.050% due 08/15/56  350,000 353,371
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 195,015
Bell Telephone Co. of Canada or Bell Canada
(Canada)
2.150% due 02/15/32  40,000 34,732
4.464% due 04/01/48  65,000 53,827
5.200% due 02/15/34  100,000 101,651
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 205,281
9.625% due 12/15/30  50,000 61,059
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  60,000 42,730
3.750% due 02/15/28  100,000 98,609
3.900% due 06/01/52  175,000 113,105
4.200% due 03/15/28  200,000 199,058
4.400% due 12/01/61  100,000 65,472
4.800% due 03/01/50  500,000 375,964
5.125% due 07/01/49  100,000 78,335
5.375% due 05/01/47  50,000 41,217
6.384% due 10/23/35  70,000 72,304
6.484% due 10/23/45  165,000 155,327
6.834% due 10/23/55  50,000 48,072
Cisco Systems, Inc.
4.800% due 02/26/27  125,000 126,435
4.850% due 02/26/29  100,000 102,658
a
Principal
Amount Value
5.050% due 02/26/34  $ 200,000 $ 205,876
5.300% due 02/26/54  450,000 431,680
Comcast Corp.
1.950% due 01/15/31  140,000 124,856
2.350% due 01/15/27  40,000 39,396
2.450% due 08/15/52  100,000 53,126
2.800% due 01/15/51  55,000 31,915
2.887% due 11/01/51  350,000 204,834
2.987% due 11/01/63  101,000 54,958
3.300% due 02/01/27  100,000 99,454
3.400% due 07/15/46  55,000 38,311
3.750% due 04/01/40  155,000 127,876
3.999% due 11/01/49  211,000 155,782
4.000% due 08/15/47  100,000 75,742
4.049% due 11/01/52  97,000 71,011
4.150% due 10/15/28  95,000 95,537
4.400% due 08/15/35  77,000 73,616
4.600% due 10/15/38  85,000 79,295
4.800% due 05/15/33  200,000 201,786
4.950% due 05/15/32  300,000 307,400
4.950% due 10/15/58  80,000 66,435
5.300% due 06/01/34  150,000 154,647
5.300% due 05/15/35  100,000 102,294
5.350% due 11/15/27  65,000 66,555
5.500% due 05/15/64  200,000 179,190
5.650% due 06/01/54  85,000 79,744
6.050% due 05/15/55  100,000 98,879
Corning, Inc.
4.375% due 11/15/57  100,000 81,055
4.700% due 03/15/37  50,000 48,788
5.350% due 11/15/48  100,000 96,980
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 215,944
eBay, Inc.
2.700% due 03/11/30  100,000 94,042
3.600% due 06/05/27  50,000 49,762
5.125% due 11/06/35  200,000 200,263
Expedia Group, Inc.
3.800% due 02/15/28  250,000 248,849
Fox Corp.
5.576% due 01/25/49  200,000 192,591
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 164,144
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 97,722
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 199,726
4.200% due 11/15/30  75,000 75,178
4.600% due 05/15/28  200,000 203,730
4.600% due 11/15/32  60,000 60,500
4.750% due 08/15/34  135,000 136,171
4.875% due 11/15/35  100,000 99,905
4.950% due 05/15/33  100,000 102,929
5.400% due 08/15/54  85,000 79,148
5.500% due 11/15/45  55,000 53,439
5.550% due 08/15/64  250,000 232,088
5.625% due 11/15/55  850,000 816,449
5.750% due 05/15/63  100,000 96,165
5.750% due 11/15/65  150,000 143,205
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 91,539
4.600% due 02/23/28  100,000 101,092

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.200% due 08/15/32  $ 45,000 $ 46,421
Netflix, Inc.
4.900% due 08/15/34  40,000 40,978
5.875% due 11/15/28  250,000 262,947
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 90,765
5.300% due 11/01/34  100,000 102,222
Orange SA (France)
5.375% due 01/13/42  150,000 147,379
9.000% due 03/01/31  50,000 60,198
Paramount Global
2.900% due 01/15/27  27,000 26,574
3.375% due 02/15/28  55,000 53,428
4.375% due 03/15/43  70,000 48,715
5.900% due 10/15/40  50,000 43,527
6.875% due 04/30/36  100,000 98,572
7.875% due 07/30/30  100,000 108,218
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 64,373
3.800% due 03/15/32  65,000 61,263
4.550% due 03/15/52  400,000 318,603
5.000% due 03/15/44  100,000 89,242
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 44,311
2.400% due 03/15/29  25,000 23,688
2.700% due 03/15/32  55,000 49,465
3.000% due 02/15/41  20,000 14,911
3.300% due 02/15/51  50,000 33,460
3.400% due 10/15/52  150,000 100,936
3.750% due 04/15/27  500,000 498,584
3.875% due 04/15/30  300,000 295,070
4.500% due 04/15/50  200,000 164,844
4.800% due 07/15/28  200,000 203,799
4.950% due 03/15/28  60,000 61,152
4.950% due 11/15/35  75,000 74,594
5.050% due 07/15/33  160,000 163,322
5.150% due 04/15/34  50,000 51,129
5.200% due 01/15/33  130,000 134,217
5.300% due 05/15/35  105,000 107,701
5.650% due 01/15/53  65,000 62,930
5.800% due 09/15/62  95,000 93,671
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 167,446
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 286,973
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 46,223
Time Warner Cable LLC
5.875% due 11/15/40  150,000 138,931
6.550% due 05/01/37  100,000 102,169
6.750% due 06/15/39  50,000 50,627
7.300% due 07/01/38  150,000 160,808
Uber Technologies, Inc.
4.800% due 09/15/34  300,000 300,116
4.800% due 09/15/35  30,000 29,860
VeriSign, Inc.
2.700% due 06/15/31  80,000 72,865
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 79,392
1.750% due 01/20/31  100,000 88,068
2.100% due 03/22/28  60,000 57,617
2.355% due 03/15/32  500,000 440,770
2.550% due 03/21/31  140,000 127,897
a
Principal
Amount Value
2.650% due 11/20/40  $ 450,000 $ 321,602
2.850% due 09/03/41  45,000 32,460
2.875% due 11/20/50  100,000 62,171
2.987% due 10/30/56  383,000 228,132
3.000% due 11/20/60  90,000 52,694
3.400% due 03/22/41  280,000 219,516
3.550% due 03/22/51  55,000 39,104
3.700% due 03/22/61  45,000 30,412
4.000% due 03/22/50  250,000 191,210
4.016% due 12/03/29  250,000 248,168
4.272% due 01/15/36  57,000 53,433
5.000% due 01/15/36  75,000 74,392
5.250% due 04/02/35  120,000 122,010
5.500% due 02/23/54  90,000 86,465
5.750% due 11/30/45  55,000 54,639
5.875% due 11/30/55  40,000 39,548
Vodafone Group PLC (United Kingdom)
5.750% due 06/28/54  300,000 291,712
6.150% due 02/27/37  150,000 163,199
7.875% due 02/15/30  5,000 5,699
Walt Disney Co.
2.000% due 09/01/29  35,000 32,739
2.650% due 01/13/31  310,000 290,082
2.750% due 09/01/49  45,000 28,600
3.600% due 01/13/51  200,000 148,803
4.700% due 03/23/50  250,000 223,788
5.400% due 10/01/43  100,000 100,200
6.400% due 12/15/35  39,000 44,009
6.650% due 11/15/37  150,000 171,463
Weibo Corp. (China)
3.375% due 07/08/30  200,000 189,979
25,863,949
Consumer, Cyclical - 1.4%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  87,675 85,813
American Honda Finance Corp.
2.000% due 03/24/28  45,000 43,148
2.250% due 01/12/29  150,000 142,102
4.550% due 03/03/28  500,000 505,375
4.900% due 03/12/27  100,000 101,094
4.900% due 03/13/29  100,000 102,205
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 128,603
4.400% due 10/01/46  100,000 81,489
AutoNation, Inc.
4.450% due 01/15/29  150,000 150,604
AutoZone, Inc.
1.650% due 01/15/31  85,000 74,518
3.750% due 06/01/27  100,000 99,629
4.750% due 02/01/33  65,000 65,294
5.125% due 06/15/30  65,000 67,067
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 50,466
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,513
Brunswick Corp.
5.850% due 03/18/29  70,000 72,501
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 24,332
5.850% due 08/01/34  65,000 66,297
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 193,937

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Cummins, Inc.
1.500% due 09/01/30  $ 100,000 $ 89,376
2.600% due 09/01/50  100,000 60,563
4.700% due 02/15/31  50,000 51,072
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 129,751
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29  33,557 32,079
Dollar General Corp.
5.200% due 07/05/28  140,000 143,650
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 90,290
4.200% due 05/15/28  45,000 45,038
Ferguson Enterprises, Inc.
4.350% due 03/15/31  50,000 49,837
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 201,664
5.800% due 03/05/27  200,000 202,574
5.800% due 03/08/29  250,000 255,523
6.050% due 03/05/31  200,000 205,736
6.054% due 11/05/31  275,000 282,084
6.500% due 02/07/35  200,000 207,275
6.532% due 03/19/32  200,000 209,242
6.798% due 11/07/28  200,000 209,889
General Motors Co.
4.200% due 10/01/27  50,000 50,104
5.400% due 04/01/48  50,000 45,447
5.625% due 04/15/30  200,000 208,483
6.250% due 10/02/43  100,000 101,505
6.750% due 04/01/46  25,000 26,824
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 90,638
4.200% due 10/27/28  30,000 30,049
4.300% due 04/06/29  100,000 99,821
4.900% due 10/06/29  100,000 101,613
5.000% due 04/09/27  60,000 60,672
5.050% due 04/04/28  85,000 86,643
5.350% due 01/07/30  350,000 361,532
5.550% due 07/15/29  45,000 46,683
5.600% due 06/18/31  65,000 67,827
5.900% due 01/07/35  350,000 365,120
5.950% due 04/04/34  45,000 47,117
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,749
3.900% due 11/19/29  100,000 98,503
Home Depot, Inc.
1.375% due 03/15/31  300,000 260,579
2.375% due 03/15/51  200,000 115,270
2.700% due 04/15/30  300,000 283,819
3.250% due 04/15/32  65,000 61,215
3.500% due 09/15/56  55,000 38,534
3.900% due 12/06/28  40,000 40,157
4.200% due 04/01/43  300,000 261,111
4.500% due 12/06/48  100,000 86,410
4.750% due 06/25/29  70,000 71,793
4.875% due 06/25/27  50,000 50,879
4.950% due 06/25/34  55,000 56,272
5.300% due 06/25/54  30,000 28,716
5.875% due 12/16/36  75,000 81,387
Hyatt Hotels Corp.
5.750% due 01/30/27  95,000 96,506
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  10,092 9,630
a
Principal
Amount Value
Las Vegas Sands Corp.
5.625% due 06/15/28  $ 85,000 $ 87,168
Lear Corp.
2.600% due 01/15/32  100,000 89,047
3.550% due 01/15/52  100,000 68,202
Lennar Corp.
5.200% due 07/30/30  200,000 205,706
LKQ Corp.
5.750% due 06/15/28  300,000 310,008
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,869
1.700% due 09/15/28  25,000 23,560
1.700% due 10/15/30  20,000 17,776
2.625% due 04/01/31  100,000 91,860
2.800% due 09/15/41  50,000 35,973
3.000% due 10/15/50  15,000 9,546
3.500% due 04/01/51  50,000 34,908
3.650% due 04/05/29  35,000 34,560
3.750% due 04/01/32  200,000 191,719
4.250% due 04/01/52  50,000 39,421
4.450% due 04/01/62  250,000 195,550
4.500% due 04/15/30  250,000 253,262
4.850% due 10/15/35  190,000 188,532
Marriott International, Inc.
2.750% due 10/15/33  150,000 131,263
3.500% due 10/15/32  40,000 37,369
5.250% due 10/15/35  100,000 101,388
5.500% due 04/15/37  350,000 358,441
Mattel, Inc.
5.000% due 11/17/30  50,000 50,362
McDonald's Corp.
3.500% due 03/01/27  50,000 49,798
3.600% due 07/01/30  100,000 98,187
3.700% due 02/15/42  200,000 163,982
3.800% due 04/01/28  25,000 24,975
4.200% due 04/01/50  150,000 121,403
4.450% due 09/01/48  10,000 8,506
4.600% due 05/15/30  200,000 203,522
4.875% due 07/15/40  10,000 9,639
4.950% due 03/03/35  200,000 202,743
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 59,290
NIKE, Inc.
3.375% due 11/01/46  200,000 148,363
3.625% due 05/01/43  25,000 20,111
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 100,921
4.700% due 06/15/32  50,000 50,531
PACCAR Financial Corp.
2.000% due 02/04/27  70,000 68,729
4.000% due 08/08/28  90,000 90,656
4.000% due 09/26/29  100,000 100,293
Polaris, Inc.
5.600% due 03/01/31  65,000 65,704
Ross Stores, Inc.
1.875% due 04/15/31  100,000 88,136
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 342,020
Southwest Airlines Co.
5.125% due 06/15/27  350,000 354,543
Starbucks Corp.
3.500% due 03/01/28  100,000 99,003

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.550% due 08/15/29  $ 100,000 $ 98,253
3.750% due 12/01/47  35,000 26,282
4.300% due 06/15/45  35,000 29,244
4.450% due 08/15/49  100,000 82,828
4.800% due 02/15/33  70,000 71,044
5.000% due 02/15/34  100,000 102,178
Tapestry, Inc.
4.125% due 07/15/27  23,000 23,001
Target Corp.
1.950% due 01/15/27  250,000 245,605
3.375% due 04/15/29  100,000 98,282
4.800% due 01/15/53  35,000 31,198
5.250% due 02/15/36  250,000 256,917
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 257,646
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 115,282
1.900% due 04/06/28  100,000 95,911
2.150% due 02/13/30  100,000 92,812
3.050% due 03/22/27  200,000 198,376
3.200% due 01/11/27  100,000 99,417
4.550% due 08/09/29  45,000 45,748
4.700% due 01/12/33  300,000 303,958
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  30,605 31,403
United Airlines Pass-Through Trust Class AA
2.875% due 04/07/30  90,332 87,196
3.100% due 01/07/30  28,894 28,180
Walmart, Inc.
1.800% due 09/22/31  300,000 267,441
2.500% due 09/22/41  250,000 181,361
2.650% due 09/22/51  200,000 126,245
3.250% due 07/08/29  80,000 78,804
4.500% due 04/15/53  200,000 176,998
WW Grainger, Inc.
3.750% due 05/15/46  50,000 39,725
4.450% due 09/15/34  145,000 143,778
4.600% due 06/15/45  20,000 18,068
16,503,964
Consumer, Non-Cyclical - 4.2%
Abbott Laboratories
4.750% due 11/30/36  100,000 100,659
4.900% due 11/30/46  100,000 94,215
6.150% due 11/30/37  25,000 28,010
AbbVie, Inc.
3.200% due 11/21/29  175,000 169,757
4.050% due 11/21/39  70,000 62,552
4.250% due 11/21/49  950,000 782,986
4.300% due 05/14/36  50,000 47,993
4.400% due 11/06/42  125,000 111,285
4.500% due 05/14/35  160,000 157,120
4.625% due 10/01/42  100,000 91,203
4.700% due 05/14/45  50,000 45,244
4.800% due 03/15/27  95,000 96,027
4.950% due 03/15/31  40,000 41,374
5.050% due 03/15/34  100,000 102,802
5.350% due 03/15/44  15,000 14,832
5.400% due 03/15/54  65,000 63,248
5.500% due 03/15/64  35,000 34,024
Adventist Health System
3.630% due 03/01/49  15,000 10,352
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 35,901
a
Principal
Amount Value
Agilent Technologies, Inc.
2.300% due 03/12/31  $ 100,000 $ 90,600
4.750% due 09/09/34  100,000 99,864
Altria Group, Inc.
3.400% due 05/06/30  50,000 48,166
3.400% due 02/04/41  100,000 77,390
4.450% due 05/06/50  75,000 60,353
4.500% due 05/02/43  100,000 85,562
4.800% due 02/14/29  300,000 305,219
5.800% due 02/14/39  65,000 67,067
5.950% due 02/14/49  75,000 75,230
Amgen, Inc.
2.200% due 02/21/27  35,000 34,350
2.450% due 02/21/30  50,000 46,653
2.770% due 09/01/53  311,000 185,473
3.200% due 11/02/27  50,000 49,396
3.350% due 02/22/32  145,000 136,587
3.375% due 02/21/50  250,000 178,598
4.200% due 03/01/33  200,000 195,579
4.400% due 05/01/45  100,000 85,582
5.150% due 11/15/41  174,000 168,532
5.250% due 03/02/30  100,000 103,842
5.250% due 03/02/33  300,000 310,638
5.600% due 03/02/43  45,000 45,289
5.650% due 03/02/53  230,000 225,371
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 416,457
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30  350,000 341,929
4.375% due 04/15/38  35,000 33,357
4.439% due 10/06/48  200,000 172,175
4.750% due 01/23/29  55,000 56,118
4.900% due 01/23/31  65,000 67,384
5.450% due 01/23/39  65,000 67,363
5.550% due 01/23/49  100,000 99,899
5.800% due 01/23/59  145,000 148,393
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 154,072
2.900% due 03/01/32  45,000 41,395
Ascension Health
3.945% due 11/15/46  70,000 57,149
Astrazeneca Finance LLC (United Kingdom)
2.250% due 05/28/31  20,000 18,214
4.875% due 03/03/28  150,000 153,373
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 266,821
3.000% due 05/28/51  15,000 10,099
3.125% due 06/12/27  100,000 99,284
4.000% due 09/18/42  25,000 21,545
4.375% due 11/16/45  25,000 22,073
6.450% due 09/15/37  100,000 114,104
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 35,409
1.700% due 05/15/28  40,000 38,219
4.750% due 05/08/32  90,000 92,221
Avery Dennison Corp.
2.650% due 04/30/30  30,000 28,015
5.750% due 03/15/33  100,000 106,229
Banner Health
1.897% due 01/01/31  40,000 35,863
2.913% due 01/01/51  50,000 32,097

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  $ 250,000 $ 230,620
3.462% due 09/06/29  50,000 48,787
3.557% due 08/15/27  100,000 99,299
4.390% due 08/15/37  70,000 64,525
4.700% due 04/02/27  200,000 201,484
4.758% due 09/06/49  50,000 42,353
5.625% due 08/15/35  100,000 104,220
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,597
Baxter International, Inc.
1.915% due 02/01/27  100,000 97,624
2.539% due 02/01/32  100,000 87,165
3.950% due 04/01/30  150,000 146,143
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 127,117
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 66,062
3.794% due 05/20/50  350,000 262,336
4.669% due 06/06/47  50,000 43,566
Biogen, Inc.
2.250% due 05/01/30  55,000 50,558
3.150% due 05/01/50  190,000 122,939
Boston Scientific Corp.
4.550% due 03/01/39  50,000 47,720
4.700% due 03/01/49  70,000 62,959
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 47,773
2.350% due 11/13/40  20,000 14,244
2.550% due 11/13/50  30,000 17,772
2.950% due 03/15/32  50,000 46,405
3.250% due 08/01/42  100,000 76,963
3.400% due 07/26/29  118,000 115,821
3.700% due 03/15/52  70,000 51,477
4.125% due 06/15/39  35,000 31,804
4.250% due 10/26/49  165,000 134,967
4.350% due 11/15/47  50,000 42,435
4.900% due 02/22/29  415,000 427,078
5.200% due 02/22/34  95,000 98,790
5.500% due 02/22/44  20,000 20,058
5.550% due 02/22/54  70,000 68,794
Brown-Forman Corp.
4.500% due 07/15/45  40,000 34,940
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 91,884
3.750% due 09/25/27  30,000 29,894
4.550% due 08/04/30  100,000 100,961
California Institute of Technology
3.650% due 09/01/19  20,000 12,734
Campbell's Co.
4.150% due 03/15/28  100,000 100,018
4.750% due 03/23/35  165,000 159,542
4.800% due 03/15/48  20,000 17,315
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 99,330
4.368% due 06/15/47  50,000 41,411
4.900% due 09/15/45  50,000 45,284
5.350% due 11/15/34  150,000 154,982
Cencora, Inc.
3.450% due 12/15/27  50,000 49,591
5.125% due 02/15/34  145,000 148,786
Centene Corp.
2.500% due 03/01/31  100,000 86,414
a
Principal
Amount Value
3.000% due 10/15/30  $ 200,000 $ 179,083
4.625% due 12/15/29  200,000 194,129
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 156,053
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 35,604
5.000% due 06/15/52  100,000 91,770
Cigna Group
2.375% due 03/15/31  60,000 54,334
2.400% due 03/15/30  120,000 111,419
3.050% due 10/15/27  30,000 29,594
3.200% due 03/15/40  85,000 67,383
3.400% due 03/15/50  65,000 45,538
3.400% due 03/15/51  40,000 27,918
3.875% due 10/15/47  50,000 38,570
4.375% due 10/15/28  80,000 80,743
4.800% due 08/15/38  60,000 57,492
4.900% due 12/15/48  305,000 272,835
5.250% due 01/15/36  150,000 152,806
6.000% due 01/15/56  65,000 66,888
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,931
Coca-Cola Co.
1.500% due 03/05/28  60,000 57,339
2.000% due 03/05/31  65,000 58,950
2.125% due 09/06/29  100,000 94,222
2.250% due 01/05/32  100,000 90,416
2.875% due 05/05/41  100,000 77,037
3.000% due 03/05/51  415,000 278,427
4.650% due 08/14/34  140,000 142,967
Coca-Cola Femsa SAB de CV (Mexico)
5.100% due 05/06/35  200,000 203,246
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,592
3.700% due 08/01/47  100,000 79,195
CommonSpirit Health
4.350% due 11/01/42  150,000 130,149
5.662% due 09/01/55  80,000 77,373
6.073% due 11/01/27  80,000 82,755
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,533
5.300% due 11/01/38  50,000 47,762
5.400% due 11/01/48  40,000 35,859
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 142,032
3.500% due 05/09/27  15,000 14,899
4.350% due 05/09/27  150,000 150,615
4.650% due 11/15/28  30,000 30,436
4.800% due 01/15/29  50,000 50,819
5.250% due 11/15/48  30,000 27,778
Cornell University
4.733% due 06/15/35  60,000 60,174
CVS Health Corp.
1.750% due 08/21/30  200,000 177,722
3.250% due 08/15/29  65,000 62,770
3.750% due 04/01/30  100,000 97,683
4.125% due 04/01/40  300,000 256,653
4.300% due 03/25/28  72,000 72,255
4.780% due 03/25/38  95,000 89,712
5.125% due 07/20/45  105,000 95,054
5.300% due 06/01/33  80,000 82,518
5.300% due 12/05/43  200,000 186,978
5.450% due 09/15/35  50,000 51,199

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.550% due 06/01/31  $ 300,000 $ 314,095
5.875% due 06/01/53  200,000 194,339
6.200% due 09/15/55  60,000 60,962
Danaher Corp.
2.600% due 10/01/50  125,000 76,679
2.800% due 12/10/51  100,000 63,052
4.375% due 09/15/45  30,000 26,301
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 320,112
3.875% due 04/29/43  100,000 82,143
Dignity Health
5.267% due 11/01/64  100,000 90,042
Elevance Health, Inc.
2.550% due 03/15/31  100,000 91,347
3.600% due 03/15/51  30,000 21,457
3.650% due 12/01/27  30,000 29,872
4.375% due 12/01/47  30,000 24,926
4.625% due 05/15/42  100,000 90,286
4.650% due 01/15/43  50,000 44,959
4.750% due 02/15/33  100,000 100,386
5.125% due 02/15/53  100,000 90,625
5.200% due 02/15/35  345,000 352,676
5.500% due 10/15/32  200,000 211,014
Eli Lilly & Co.
2.250% due 05/15/50  200,000 115,315
3.375% due 03/15/29  27,000 26,607
4.150% due 08/14/27  70,000 70,559
4.600% due 08/14/34  70,000 70,235
4.700% due 02/27/33  125,000 127,652
4.900% due 10/15/35  140,000 142,702
4.950% due 02/27/63  250,000 225,637
5.050% due 08/14/54  50,000 46,868
5.100% due 02/12/35  250,000 258,543
Equifax, Inc.
2.350% due 09/15/31  150,000 133,564
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 40,207
2.375% due 12/01/29  10,000 9,375
3.125% due 12/01/49  15,000 10,002
3.150% due 03/15/27  50,000 49,605
4.150% due 03/15/47  30,000 24,196
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 39,788
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 97,130
4.950% due 12/15/35  15,000 14,973
5.857% due 03/15/30  200,000 211,575
General Mills, Inc.
2.250% due 10/14/31  50,000 44,405
3.000% due 02/01/51  60,000 38,854
3.200% due 02/10/27  100,000 99,196
4.200% due 04/17/28  50,000 50,206
4.950% due 03/29/33  70,000 71,035
5.250% due 01/30/35  100,000 102,109
George Washington University
4.300% due 09/15/44  50,000 42,633
Georgetown University
2.943% due 04/01/50  25,000 16,146
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 43,139
1.650% due 10/01/30  40,000 35,824
2.600% due 10/01/40  200,000 148,147
2.800% due 10/01/50  100,000 63,591
a
Principal
Amount Value
2.950% due 03/01/27  $ 100,000 $ 99,063
4.150% due 03/01/47  75,000 62,452
4.600% due 09/01/35  45,000 44,500
4.750% due 03/01/46  50,000 45,360
5.100% due 06/15/35  50,000 51,267
5.250% due 10/15/33  155,000 162,931
GlaxoSmithKline Capital PLC (United Kingdom)
3.375% due 06/01/29  250,000 245,647
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/38  100,000 112,365
Global Payments, Inc.
2.900% due 05/15/30  300,000 278,597
5.550% due 11/15/35  250,000 248,581
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 84,463
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 238,179
HCA, Inc.
3.125% due 03/15/27  45,000 44,544
3.625% due 03/15/32  750,000 709,292
4.125% due 06/15/29  35,000 34,893
4.500% due 02/15/27  60,000 60,139
4.625% due 03/15/52  25,000 20,431
5.125% due 06/15/39  50,000 48,324
5.200% due 06/01/28  165,000 169,087
5.250% due 06/15/49  100,000 90,474
5.500% due 06/15/47  75,000 70,980
5.900% due 06/01/53  200,000 196,027
6.000% due 04/01/54  100,000 99,520
Hershey Co.
4.250% due 05/04/28  140,000 141,437
Hormel Foods Corp.
1.700% due 06/03/28  35,000 33,252
3.050% due 06/03/51  25,000 16,380
Humana, Inc.
3.700% due 03/23/29  85,000 83,484
4.625% due 12/01/42  100,000 86,434
5.375% due 04/15/31  110,000 113,767
5.750% due 12/01/28  200,000 208,026
Illumina, Inc.
4.750% due 12/12/30  100,000 100,985
J.M. Smucker Co.
2.375% due 03/15/30  65,000 60,459
6.200% due 11/15/33  100,000 108,445
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
5.750% due 04/01/33  164,000 171,435
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
6.250% due 03/01/56 ~ 200,000 199,306
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 100,000 105,249
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 40,130
Johns Hopkins University
4.705% due 07/01/32  30,000 30,391
Johnson & Johnson
1.300% due 09/01/30  70,000 62,467
2.100% due 09/01/40  65,000 45,881
2.250% due 09/01/50  100,000 59,038
3.400% due 01/15/38  50,000 43,986
3.500% due 01/15/48  65,000 50,086

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.550% due 03/01/36  $ 25,000 $ 23,016
3.625% due 03/03/37  132,000 120,031
3.700% due 03/01/46  25,000 20,275
3.750% due 03/03/47  50,000 40,379
4.700% due 03/01/30  450,000 463,858
4.850% due 05/15/41  50,000 49,719
4.950% due 06/01/34  105,000 110,299
5.950% due 08/15/37  100,000 111,478
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 48,358
3.002% due 06/01/51  70,000 45,934
3.150% due 05/01/27  225,000 223,282
4.150% due 05/01/47  20,000 16,690
Kellanova
3.400% due 11/15/27  100,000 99,210
4.300% due 05/15/28  100,000 100,658
Kenvue, Inc.
5.050% due 03/22/28  200,000 204,374
5.050% due 03/22/53  200,000 182,406
Keurig Dr. Pepper, Inc.
3.430% due 06/15/27  35,000 34,717
4.420% due 12/15/46  250,000 204,983
5.150% due 05/15/35  100,000 100,236
5.300% due 03/15/34  100,000 102,005
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,921
2.000% due 11/02/31  100,000 90,191
3.950% due 11/01/28  10,000 10,026
6.625% due 08/01/37  100,000 115,259
Kraft Heinz Foods Co.
5.200% due 03/15/32  125,000 128,797
5.400% due 03/15/35  200,000 205,554
Kroger Co.
3.950% due 01/15/50  100,000 76,712
4.650% due 01/15/48  100,000 86,299
5.000% due 09/15/34  45,000 45,266
5.150% due 08/01/43  25,000 23,560
5.500% due 09/15/54  285,000 271,697
5.650% due 09/15/64  35,000 33,415
Laboratory Corp. of America Holdings
2.700% due 06/01/31  100,000 91,869
3.600% due 09/01/27  100,000 99,625
4.700% due 02/01/45  50,000 44,629
Leland Stanford Junior University
3.647% due 05/01/48  125,000 98,617
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,601
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 66,430
5.600% due 07/01/11  100,000 100,264
Mayo Clinic
3.196% due 11/15/61  100,000 63,289
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 49,588
4.700% due 10/15/34  65,000 64,077
Mead Johnson Nutrition Co. (United Kingdom)
4.600% due 06/01/44  200,000 177,636
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 200,513
Medtronic, Inc.
4.625% due 03/15/45  65,000 59,544
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 36,252
a
Principal
Amount Value
Merck & Co., Inc.
1.700% due 06/10/27  $ 50,000 $ 48,718
2.150% due 12/10/31  50,000 44,526
3.600% due 09/15/42  300,000 242,555
4.050% due 05/17/28  250,000 252,075
4.150% due 05/18/43  100,000 86,128
4.500% due 05/17/33  120,000 121,102
4.750% due 12/04/35  120,000 119,598
5.000% due 05/17/53  100,000 91,927
5.550% due 12/04/55  100,000 98,744
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 32,171
5.000% due 05/01/42  100,000 92,394
Mondelez International, Inc.
1.500% due 02/04/31  40,000 34,859
2.625% due 09/04/50  25,000 14,938
4.500% due 05/06/30  150,000 151,860
Moody's Corp.
2.000% due 08/19/31  100,000 88,906
2.750% due 08/19/41  100,000 71,737
4.875% due 12/17/48  50,000 44,938
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 24,065
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 73,666
Northwestern University
3.662% due 12/01/57  25,000 18,203
4.940% due 12/01/35  20,000 20,362
Novartis Capital Corp.
3.100% due 05/17/27  30,000 29,792
4.000% due 11/20/45  100,000 83,872
4.100% due 11/05/30  150,000 149,888
4.200% due 09/18/34  125,000 122,440
4.600% due 11/05/35  150,000 148,699
4.700% due 09/18/54  95,000 84,772
5.200% due 11/05/45  50,000 48,864
5.300% due 11/05/55  100,000 96,875
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,825
OhioHealth Corp.
2.297% due 11/15/31  100,000 89,891
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 50,964
3.250% due 06/01/50  65,000 44,399
4.400% due 06/01/32  100,000 99,871
5.050% due 06/01/52  100,000 90,801
PepsiCo, Inc.
1.625% due 05/01/30  60,000 54,374
1.950% due 10/21/31  75,000 66,748
2.750% due 03/19/30  500,000 474,926
3.450% due 10/06/46  60,000 45,364
4.200% due 07/18/52  55,000 45,198
4.450% due 02/07/28  300,000 304,648
5.000% due 02/07/35  100,000 103,218
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  250,000 253,347
4.750% due 05/19/33  265,000 267,891
5.110% due 05/19/43  300,000 288,982
5.300% due 05/19/53  180,000 170,557
5.340% due 05/19/63  200,000 185,703
Pfizer, Inc.
1.750% due 08/18/31  100,000 88,441
2.550% due 05/28/40  25,000 18,371

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
2.700% due 05/28/50  $ 25,000 $ 15,610
3.600% due 09/15/28  100,000 99,940
3.900% due 03/15/39  25,000 22,101
4.100% due 09/15/38  50,000 45,935
4.200% due 09/15/48  35,000 28,826
4.875% due 11/15/35  100,000 100,337
5.600% due 11/15/55  100,000 99,167
Philip Morris International, Inc.
1.750% due 11/01/30  100,000 89,154
4.250% due 11/10/44  30,000 25,539
4.375% due 04/30/30  250,000 251,631
4.500% due 03/20/42  200,000 179,438
4.625% due 10/29/35  155,000 151,709
4.750% due 11/01/31  300,000 306,478
4.875% due 02/15/28  100,000 102,009
4.900% due 11/01/34  100,000 100,850
5.125% due 02/15/30  100,000 103,406
5.375% due 02/15/33  100,000 104,631
6.375% due 05/16/38  100,000 111,557
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 214,052
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 98,914
Procter & Gamble Co.
1.200% due 10/29/30  50,000 44,047
3.950% due 01/26/28  100,000 100,959
4.050% due 05/01/30  200,000 201,081
4.600% due 05/01/35  200,000 203,015
Providence St. Joseph Health Obligated Group
2.700% due 10/01/51  75,000 44,558
3.930% due 10/01/48  35,000 27,247
5.369% due 10/01/32  90,000 92,846
Quanta Services, Inc.
2.350% due 01/15/32  25,000 22,054
3.050% due 10/01/41  30,000 22,321
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 64,452
2.950% due 06/30/30  55,000 52,064
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 99,778
Revvity, Inc.
2.550% due 03/15/31  85,000 77,008
3.300% due 09/15/29  30,000 28,916
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 308,917
Royalty Pharma PLC
2.150% due 09/02/31  55,000 48,411
3.350% due 09/02/51  60,000 39,879
5.400% due 09/02/34  150,000 153,773
S&P Global, Inc.
2.450% due 03/01/27  250,000 246,122
2.700% due 03/01/29  200,000 192,301
Sanofi SA
3.800% due 11/03/28  120,000 120,126
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 224,919
Solventum Corp.
5.450% due 02/25/27  77,000 78,138
Stanford Health Care
3.027% due 08/15/51  30,000 19,775
Stryker Corp.
4.100% due 04/01/43  100,000 85,004
4.250% due 09/11/29  250,000 251,437
a
Principal
Amount Value
5.200% due 02/10/35  $ 45,000 $ 46,226
Sutter Health
2.294% due 08/15/30  55,000 50,655
3.361% due 08/15/50  55,000 38,590
5.547% due 08/15/53  100,000 99,708
Sysco Corp.
2.450% due 12/14/31  105,000 94,181
3.150% due 12/14/51  125,000 83,472
3.250% due 07/15/27  50,000 49,545
4.450% due 03/15/48  50,000 42,379
4.500% due 04/01/46  25,000 21,575
4.850% due 10/01/45  15,000 13,586
5.400% due 03/23/35  145,000 150,252
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 167,009
5.000% due 11/26/28  100,000 102,359
5.300% due 07/05/34  200,000 206,400
Takeda U.S. Financing, Inc.
5.200% due 07/07/35  100,000 101,901
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,902
2.000% due 10/15/31  35,000 31,250
2.800% due 10/15/41  320,000 236,974
4.894% due 10/07/37  50,000 49,722
5.200% due 01/31/34  75,000 78,258
5.300% due 02/01/44  100,000 98,836
Toledo Hospital
5.750% due 11/15/38  50,000 50,747
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 150,809
5.850% due 04/15/40  25,000 26,002
Trustees of Princeton University
5.700% due 03/01/39  50,000 54,150
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 149,019
4.350% due 03/01/29  20,000 20,077
5.100% due 09/28/48  10,000 9,228
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 123,616
4.875% due 09/08/28  200,000 205,587
5.900% due 11/15/32  50,000 54,676
UnitedHealth Group, Inc.
2.300% due 05/15/31  50,000 45,109
2.875% due 08/15/29  75,000 72,119
2.900% due 05/15/50  300,000 192,422
3.050% due 05/15/41  50,000 37,932
3.250% due 05/15/51  50,000 33,893
3.500% due 08/15/39  60,000 50,096
3.700% due 08/15/49  65,000 48,409
3.850% due 06/15/28  100,000 99,922
3.875% due 12/15/28  25,000 24,987
3.875% due 08/15/59  100,000 71,884
4.200% due 05/15/32  65,000 64,196
4.250% due 06/15/48  50,000 40,958
4.450% due 12/15/48  25,000 21,063
4.500% due 04/15/33  150,000 149,186
4.750% due 07/15/45  50,000 45,095
4.800% due 01/15/30  150,000 153,774
5.050% due 04/15/53  150,000 135,391
5.150% due 07/15/34  90,000 92,213
5.250% due 02/15/28  70,000 71,959
5.300% due 06/15/35  105,000 108,754
5.350% due 02/15/33  100,000 104,223

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.375% due 04/15/54  $ 145,000 $ 136,931
5.625% due 07/15/54  90,000 88,378
5.875% due 02/15/53  280,000 282,824
6.875% due 02/15/38  250,000 289,369
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 105,585
University of Chicago
2.761% due 04/01/45  10,000 7,922
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 37,691
University of Southern California
2.805% due 10/01/50  50,000 31,982
3.028% due 10/01/39  50,000 41,743
Verisk Analytics, Inc.
5.125% due 02/15/36  45,000 45,317
5.750% due 04/01/33  115,000 121,714
Viatris, Inc.
3.850% due 06/22/40  400,000 307,216
Wyeth LLC
5.950% due 04/01/37  50,000 53,830
6.500% due 02/01/34  100,000 112,327
Yale University
2.402% due 04/15/50  150,000 90,375
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 90,451
5.050% due 02/19/30  85,000 87,696
Zoetis, Inc.
5.600% due 11/16/32  135,000 143,625
47,774,193
Energy - 1.7%
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 48,665
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
3.337% due 12/15/27  400,000 395,881
4.080% due 12/15/47  50,000 39,833
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 157,191
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 117,036
2.772% due 11/10/50  130,000 80,408
3.000% due 02/24/50  150,000 98,179
3.001% due 03/17/52  50,000 32,007
3.588% due 04/14/27  100,000 99,737
4.234% due 11/06/28  400,000 402,662
4.970% due 10/17/29  150,000 154,397
5.227% due 11/17/34  100,000 103,198
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,898
4.950% due 06/01/47  25,000 22,093
6.750% due 02/01/39  90,000 99,029
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 57,794
3.750% due 02/15/52  225,000 157,459
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 58,631
Cheniere Energy Partners LP
5.550% due 10/30/35 ~ 85,000 86,949
5.950% due 06/30/33  125,000 132,600
Chevron Corp.
2.236% due 05/11/30  25,000 23,199
Chevron USA, Inc.
3.850% due 01/15/28  50,000 50,121
a
Principal
Amount Value
4.980% due 04/15/35  $ 300,000 $ 307,500
ConocoPhillips Co.
4.025% due 03/15/62  200,000 146,204
5.050% due 09/15/33  145,000 149,225
5.650% due 01/15/65  115,000 110,504
6.950% due 04/15/29  100,000 108,818
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 103,084
Devon Energy Corp.
5.000% due 06/15/45  105,000 91,662
5.200% due 09/15/34  200,000 199,204
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 97,063
4.250% due 03/15/52  60,000 46,945
6.250% due 03/15/33  300,000 323,393
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 62,932
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 58,969
Enbridge, Inc. (Canada)
2.500% due 08/01/33  400,000 343,942
3.400% due 08/01/51  70,000 48,096
3.700% due 07/15/27  100,000 99,546
4.500% due 06/10/44  150,000 127,674
6.000% due 11/15/28  100,000 105,125
Energy Transfer LP
4.200% due 04/15/27  100,000 100,083
4.400% due 03/15/27  200,000 200,711
5.250% due 04/15/29  25,000 25,698
5.300% due 04/15/47  100,000 89,019
5.600% due 09/01/34  250,000 257,409
5.750% due 02/15/33  350,000 368,021
5.950% due 10/01/43  100,000 98,211
6.125% due 12/15/45  200,000 196,523
6.500% due 02/01/42  100,000 105,625
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 97,039
4.150% due 10/16/28  50,000 50,319
4.200% due 01/31/50  450,000 361,320
4.250% due 02/15/48  25,000 20,575
4.800% due 02/01/49  50,000 44,088
4.950% due 02/15/35  55,000 55,660
5.350% due 01/31/33  100,000 104,596
6.125% due 10/15/39  115,000 124,119
6.875% due 03/01/33  150,000 170,010
EOG Resources, Inc.
5.350% due 01/15/36  145,000 149,053
5.650% due 12/01/54  210,000 205,556
EQT Corp.
5.750% due 02/01/34  250,000 261,290
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 116,459
3.950% due 05/15/43  300,000 252,955
Expand Energy Corp.
5.700% due 01/15/35  105,000 108,710
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 47,795
2.610% due
10/15/30
250,000 234,500
2.995% due 08/16/39  50,000 40,109
3.452% due 04/15/51  200,000 143,657
4.114% due 03/01/46  65,000 54,391
4.327% due 03/19/50  300,000 251,833

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Halliburton Co.
4.850% due 11/15/35  $ 50,000 $ 49,363
7.450% due 09/15/39  25,000 29,477
Hess Corp.
4.300% due 04/01/27  50,000 50,230
5.600% due 02/15/41  50,000 51,792
5.800% due 04/01/47  50,000 51,443
7.125% due 03/15/33  50,000 57,918
HF Sinclair Corp.
6.250% due 01/15/35  200,000 208,749
Kinder Morgan, Inc.
2.000% due 02/15/31  210,000 187,686
3.250% due 08/01/50  220,000 146,170
4.800% due 02/01/33  100,000 100,269
5.100% due 08/01/29  45,000 46,346
5.300% due 12/01/34  70,000 71,394
5.550% due 06/01/45  350,000 339,051
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,855
4.500% due 04/01/48  25,000 20,223
6.500% due 03/01/41  100,000 106,555
MPLX LP
2.650% due 08/15/30  45,000 41,710
4.250% due 12/01/27  250,000 250,857
4.500% due 04/15/38  30,000 27,372
4.700% due 04/15/48  45,000 37,469
4.900% due 04/15/58  15,000 12,351
4.950% due 03/14/52  200,000 168,238
5.400% due 04/01/35  150,000 151,165
5.400% due 09/15/35  165,000 166,289
5.650% due 03/01/53  75,000 69,714
NOV, Inc.
3.950% due 12/01/42  100,000 78,747
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 117,373
6.600% due 03/15/46  300,000 311,189
6.625% due 09/01/30  300,000 323,181
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,785
4.000% due 07/13/27  130,000 129,935
4.200% due 10/03/47  50,000 38,830
4.250% due 09/24/27  75,000 75,289
4.250% due 09/15/46  70,000 54,901
4.350% due 03/15/29  100,000 100,355
4.500% due 03/15/50  25,000 20,269
4.550% due 07/15/28  50,000 50,442
4.950% due 07/13/47  50,000 43,794
5.050% due 11/01/34  100,000 99,153
5.200% due 07/15/48  225,000 202,973
5.400% due 10/15/35  200,000 202,152
5.700% due 11/01/54  100,000 93,259
5.850% due 11/01/64  100,000 93,935
Ovintiv, Inc.
6.250% due 07/15/33  115,000 122,045
Phillips 66
3.300% due 03/15/52  100,000 65,082
Phillips 66 Co.
4.900% due 10/01/46  25,000 21,919
4.950% due 12/01/27  250,000 254,183
Plains All American Pipeline LP/PAA Finance
Corp.
4.700% due 01/15/31  110,000 110,664
4.700% due 06/15/44  50,000 42,591
a
Principal
Amount Value
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  $ 205,000 $ 205,908
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 80,693
3.250% due 04/06/50  100,000 69,028
3.750% due 09/12/46  50,000 39,108
4.000% due 05/10/46  100,000 80,914
4.125% due 11/06/30  70,000 70,017
4.125% due 05/11/35  263,000 252,555
Shell International Finance BV
2.875% due 11/26/41  200,000 148,394
3.625% due 08/21/42  100,000 80,669
South Bow USA Infrastructure Holdings LLC
(Canada)
5.584% due 10/01/34  400,000 404,160
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 53,347
6.800% due 05/15/38  109,000 120,491
Targa Resources Corp.
5.200% due 07/01/27  85,000 86,430
6.125% due 03/15/33  70,000 74,979
6.150% due 03/01/29  200,000 210,613
6.250% due 07/01/52  200,000 201,929
TC PipeLines LP
3.900% due 05/25/27  20,000 19,927
TotalEnergies Capital International SA (France)
2.829% due 01/10/30  50,000 47,895
3.127% due 05/29/50  450,000 300,323
3.461% due 07/12/49  50,000 35,827
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 25,057
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 197,821
4.250% due 05/15/28  250,000 250,558
7.625% due 01/15/39  50,000 59,358
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,982
4.000% due 03/15/28  50,000 49,980
4.450% due 08/01/42  150,000 131,792
5.750% due 03/15/56 ~ 50,000 49,510
Valero Energy Corp.
2.800% due 12/01/31  100,000 91,293
6.625% due 06/15/37  150,000 165,329
Western Midstream Operating LP
4.050% due 02/01/30  200,000 196,025
6.150% due 04/01/33  40,000 42,446
Williams Cos., Inc.
2.600% due 03/15/31  350,000 319,709
3.750% due 06/15/27  50,000 49,829
5.100% due 09/15/45  100,000 91,839
5.300% due 08/15/52  250,000 230,914
5.750% due 06/24/44  35,000 34,917
6.300% due 04/15/40  20,000 21,610
Woodside Finance Ltd. (Australia)
5.400% due 05/19/30  500,000 513,540
19,608,635
Financial - 9.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  150,000 138,540
3.875% due 01/23/28  150,000 149,417
5.100% due 01/19/29  150,000 153,400
5.750% due 06/06/28  150,000 155,476

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
6.450% due 04/15/27  $ 350,000 $ 359,669
Affiliated Managers Group, Inc.
5.500% due 02/15/36  155,000 155,049
African Development Bank (Multi-National)
3.500% due 09/18/29  200,000 198,837
3.875% due 06/12/28  175,000 176,155
4.500% due 06/12/35  95,000 96,987
Agree LP
5.600% due 06/15/35  20,000 21,000
5.625% due 06/15/34  60,000 62,907
Air Lease Corp.
2.100% due 09/01/28  300,000 282,875
3.000% due 02/01/30  100,000 93,804
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 46,953
2.950% due 03/15/34  40,000 34,357
3.375% due 08/15/31  60,000 56,122
3.550% due 03/15/52  70,000 47,611
3.950% due 01/15/27  25,000 24,972
4.000% due 02/01/50  100,000 74,677
4.500% due 07/30/29  20,000 20,039
4.750% due 04/15/35  20,000 19,289
5.150% due 04/15/53  150,000 130,884
Ally Financial, Inc.
5.737% due 05/15/29  55,000 56,413
6.184% due 07/26/35  250,000 259,241
6.992% due 06/13/29  125,000 132,087
American Express Co.
4.050% due 12/03/42  125,000 107,835
4.351% due 07/20/29  400,000 402,979
4.918% due 07/20/33  35,000 35,631
5.043% due 07/26/28  75,000 76,287
5.282% due 07/27/29  250,000 257,539
5.442% due 01/30/36  50,000 51,956
5.850% due 11/05/27  60,000 62,098
6.489% due 10/30/31  65,000 71,022
American Financial Group, Inc.
4.500% due 06/15/47  50,000 42,118
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 66,198
5.250% due 03/15/35  60,000 61,040
American International Group, Inc.
4.375% due 06/30/50  100,000 83,593
5.125% due 03/27/33  165,000 169,904
American Tower Corp.
2.300% due 09/15/31  350,000 311,048
2.900% due 01/15/30  50,000 47,489
3.100% due 06/15/50  50,000 32,891
3.600% due 01/15/28  100,000 99,130
5.250% due 07/15/28  150,000 154,280
5.350% due 03/15/35  60,000 61,540
5.900% due 11/15/33  65,000 69,464
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 62,342
5.200% due 04/15/35  150,000 153,200
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 88,510
2.900% due 08/23/51  100,000 62,286
Aon North America, Inc.
5.150% due 03/01/29  200,000 205,823
5.450% due 03/01/34  150,000 155,933
5.750% due 03/01/54  150,000 149,350
a
Principal
Amount Value
Apollo Debt Solutions BDC
6.550% due 03/15/32  $ 100,000 $ 103,234
6.900% due 04/13/29  65,000 68,236
Apollo Global Management, Inc.
4.600% due 01/15/31  150,000 150,900
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 190,262
ARES Capital Corp.
5.100% due 01/15/31  350,000 345,837
ARES Strategic Income Fund
4.850% due 01/15/29 ~ 100,000 98,859
5.450% due 09/09/28 ~ 60,000 60,546
5.700% due 03/15/28  100,000 101,400
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 141,556
5.500% due 03/02/33  265,000 276,298
Asian Development Bank (Multi-National)
1.250% due 06/09/28  50,000 47,324
2.625% due 01/12/27  200,000 197,978
2.750% due 01/19/28  100,000 98,458
3.125% due 09/26/28  200,000 197,696
3.750% due 04/25/28  345,000 346,420
3.750% due 08/28/30  300,000 300,125
3.875% due 09/28/32  120,000 119,243
4.000% due 01/12/33  85,000 84,934
4.125% due 01/12/27  180,000 180,879
4.125% due 05/30/30  150,000 152,381
4.375% due 01/14/28  170,000 172,751
4.375% due 03/06/29  180,000 184,062
4.375% due 03/22/35  195,000 197,893
Asian Infrastructure Investment Bank
(Multi-National)
3.625% due 09/15/28  145,000 145,146
4.000% due 01/18/28  100,000 100,799
4.125% due 01/18/29  205,000 208,082
4.500% due 01/16/30  145,000 149,163
Assurant, Inc.
4.900% due 03/27/28  100,000 101,297
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 66,116
Athene Holding Ltd.
3.450% due 05/15/52  100,000 63,599
3.500% due 01/15/31  20,000 18,914
6.650% due 02/01/33  100,000 108,405
Australia & New Zealand Banking Group Ltd.
(Australia)
4.750% due 01/18/27  250,000 252,495
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 175,500
2.450% due 01/15/31  105,000 96,221
3.350% due 05/15/27  25,000 24,822
4.150% due 07/01/47  50,000 41,469
AXA SA (France)
8.600% due 12/15/30  75,000 87,817
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 99,736
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 207,199
Banco Santander SA (Spain)
2.749% due 12/03/30  200,000 181,932
5.294% due 08/18/27  200,000 203,786
6.033% due 01/17/35  200,000 214,286
6.607% due 11/07/28  200,000 213,566

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Bank of America Corp.
1.922% due 10/24/31  $ 100,000 $ 89,466
2.299% due 07/21/32  100,000 89,449
2.482% due 09/21/36  200,000 175,571
2.496% due 02/13/31  100,000 93,178
2.572% due 10/20/32  100,000 90,216
2.592% due 04/29/31  500,000 466,075
2.651% due 03/11/32  100,000 91,961
2.676% due 06/19/41  350,000 258,401
2.831% due 10/24/51  25,000 15,962
2.884% due 10/22/30  50,000 47,599
2.972% due 07/21/52  100,000 65,729
3.248% due 10/21/27  150,000 148,671
3.311% due 04/22/42  200,000 157,869
3.419% due 12/20/28  169,000 166,929
3.483% due 03/13/52  100,000 72,423
3.593% due 07/21/28  100,000 99,345
3.824% due 01/20/28  300,000 299,369
3.946% due 01/23/49  100,000 80,242
3.970% due 03/05/29  100,000 99,859
4.078% due 04/23/40  200,000 178,957
4.183% due 11/25/27  100,000 100,268
4.623% due 05/09/29  100,000 101,342
4.750% due 04/21/45  85,000 76,605
4.979% due 01/24/29  200,000 203,763
5.015% due 07/22/33  250,000 255,003
5.162% due 01/24/31  650,000 671,168
5.202% due 04/25/29  200,000 205,155
5.288% due 04/25/34  200,000 205,971
5.511% due 01/24/36  75,000 78,242
5.819% due 09/15/29  200,000 208,789
5.872% due 09/15/34  200,000 213,506
6.110% due 01/29/37  250,000 269,818
6.204% due 11/10/28  65,000 67,561
7.750% due 05/14/38  200,000 242,991
Bank of Montreal (Canada)
4.062% due 09/22/28  250,000 250,344
4.350% due 09/22/31  210,000 209,816
5.004% due 01/27/29  235,000 239,544
Bank of New York Mellon Corp.
3.000% due 10/30/28  55,000 53,582
4.706% due 02/01/34  130,000 130,526
5.225% due 11/20/35  200,000 207,197
5.802% due 10/25/28  500,000 516,961
Bank of Nova Scotia (Canada)
2.450% due 02/02/32  100,000 89,463
4.338% due 09/15/31  100,000 99,713
4.588% due 05/04/37  40,000 39,052
4.932% due 02/14/29  200,000 203,894
5.650% due 02/01/34  150,000 159,578
Barclays PLC (United Kingdom)
2.894% due 11/24/32  200,000 182,323
3.330% due 11/24/42  200,000 154,437
4.942% due 09/10/30  200,000 204,008
5.690% due 03/12/30  200,000 208,163
5.785% due 02/25/36 † 400,000 418,866
5.860% due 08/11/46  200,000 205,062
6.490% due 09/13/29  200,000 211,400
7.385% due 11/02/28  200,000 211,450
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 71,373
2.850% due 10/15/50  90,000 58,082
3.850% due 03/15/52  200,000 154,056
a
Principal
Amount Value
4.300% due 05/15/43  $ 200,000 $ 178,009
5.750% due 01/15/40  25,000 27,149
BGC Group, Inc.
6.600% due 06/10/29  75,000 78,329
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 123,887
Blackrock, Inc.
1.900% due 01/28/31  15,000 13,491
2.100% due 02/25/32  100,000 88,326
2.400% due 04/30/30  45,000 42,147
3.200% due 03/15/27  56,000 55,697
3.250% due 04/30/29  60,000 58,867
4.750% due 05/25/33  115,000 117,838
Blackstone Private Credit Fund
3.250% due 03/15/27  150,000 147,498
5.600% due 11/22/29  100,000 101,089
Blackstone Reg Finance Co. LLC
4.950% due 02/15/36  65,000 64,558
Blackstone Secured Lending Fund
5.350% due 04/13/28  200,000 201,811
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 94,495
Blue Owl Credit Income Corp.
6.600% due 09/15/29  25,000 25,750
7.950% due 06/13/28  100,000 105,838
Boston Properties LP
2.450% due 10/01/33  50,000 41,385
3.250% due 01/30/31  150,000 140,781
5.750% due 01/15/35  225,000 231,532
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 98,835
4.700% due 06/22/47  50,000 36,920
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 44,994
4.050% due 07/01/30  10,000 9,866
5.200% due 04/01/32  65,000 66,601
5.500% due 02/15/34  70,000 72,329
Brookfield Asset Management Ltd. (Canada)
6.077% due 09/15/55  110,000 112,572
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 267,887
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 34,797
4.700% due 09/20/47  50,000 43,409
4.850% due 03/29/29  100,000 101,681
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,894
4.500% due 03/15/29  50,000 50,247
6.250% due 06/23/55  300,000 312,350
Camden Property Trust
3.150% due 07/01/29  30,000 28,972
4.100% due 10/15/28  20,000 20,086
4.900% due 01/15/34  100,000 101,455
Canadian Imperial Bank of Commerce (Canada)
3.600% due 04/07/32  45,000 42,935
5.001% due 04/28/28  100,000 102,282
5.237% due 06/28/27  150,000 152,935
5.260% due 04/08/29  65,000 67,379
Capital One Financial Corp.
2.618% due 11/02/32  100,000 89,796
3.750% due 03/09/27  50,000 49,865
4.927% due 05/10/28  100,000 101,197
5.197% due 09/11/36  140,000 139,346

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.468% due 02/01/29  $ 65,000 $ 66,796
5.700% due 02/01/30  500,000 520,335
6.312% due 06/08/29  65,000 68,229
CBRE Services, Inc.
4.900% due 01/15/33  120,000 120,620
Charles Schwab Corp.
1.950% due 12/01/31  100,000 87,621
2.300% due 05/13/31  150,000 135,883
2.450% due 03/03/27  250,000 246,179
3.200% due 03/02/27  100,000 99,259
6.136% due 08/24/34  100,000 109,049
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 220,514
2.850% due 12/15/51  25,000 16,015
3.050% due 12/15/61  10,000 6,141
4.150% due 03/13/43  25,000 21,612
5.000% due 03/15/34  95,000 97,221
Citibank NA
4.914% due 05/29/30  250,000 257,258
5.803% due 09/29/28  250,000 262,213
Citigroup, Inc.
2.520% due 11/03/32  70,000 62,742
2.561% due 05/01/32  55,000 49,933
2.666% due 01/29/31  150,000 140,444
2.904% due 11/03/42  50,000 37,084
2.976% due 11/05/30  100,000 95,294
3.057% due 01/25/33  135,000 123,702
3.520% due 10/27/28  100,000 99,144
3.668% due 07/24/28  100,000 99,393
3.878% due 01/24/39  100,000 88,640
3.887% due 01/10/28  100,000 99,839
4.125% due 07/25/28  100,000 100,053
4.503% due 09/11/31  90,000 90,303
4.542% due 09/19/30  100,000 100,861
4.750% due 05/18/46  50,000 43,919
4.952% due 05/07/31  250,000 255,442
5.174% due 02/13/30  400,000 410,559
5.174% due 09/11/36  85,000 85,832
5.411% due 09/19/39  50,000 50,385
5.449% due 06/11/35  150,000 155,407
5.612% due 03/04/56  250,000 249,115
6.020% due 01/24/36  880,000 922,071
6.125% due 08/25/36  100,000 106,370
6.174% due 05/25/34  115,000 122,208
6.270% due 11/17/33  235,000 255,990
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 130,400
6.645% due 04/25/35  190,000 208,994
CME Group, Inc.
3.750% due 06/15/28  100,000 100,163
4.150% due 06/15/48  50,000 41,897
CNA Financial Corp.
3.450% due 08/15/27  100,000 99,113
Cooperatieve Rabobank UA (Netherlands)
3.957% due 10/17/28  250,000 251,324
4.800% due 01/09/29  250,000 256,036
5.250% due 05/24/41  200,000 201,238
COPT Defense Properties LP
2.900% due 12/01/33  65,000 55,585
Corebridge Financial, Inc.
3.650% due 04/05/27  150,000 149,127
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 197,383
a
Principal
Amount Value
4.125% due 01/07/28  $ 85,000 $ 85,408
5.000% due 01/22/30  80,000 82,856
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 250,097
Cousins Properties LP
5.375% due 02/15/32  50,000 51,544
Crown Castle, Inc.
2.100% due 04/01/31  200,000 176,623
2.900% due 04/01/41  250,000 182,592
3.650% due 09/01/27  35,000 34,748
3.800% due 02/15/28  50,000 49,621
4.000% due 03/01/27  40,000 39,929
4.300% due 02/15/29  60,000 59,865
4.750% due 05/15/47  25,000 21,732
5.000% due 01/11/28  35,000 35,570
CubeSmart LP
2.000% due 02/15/31  15,000 13,295
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 147,556
3.547% due 09/18/31  200,000 190,956
4.950% due 08/04/31  160,000 161,654
5.297% due 05/09/31  150,000 153,724
5.403% due 09/11/35  155,000 158,158
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,760
4.450% due 07/15/28  100,000 100,644
DOC Dr. LLC
2.625% due 11/01/31  50,000 45,043
Enstar Group Ltd.
4.950% due 06/01/29  25,000 25,217
EPR Properties
3.600% due 11/15/31  30,000 27,854
4.750% due 11/15/30  100,000 99,258
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/30  200,000 200,649
5.500% due 06/15/34  55,000 56,964
Equinix, Inc.
2.000% due 05/15/28  35,000 33,436
2.500% due 05/15/31  100,000 90,536
3.400% due 02/15/52  10,000 6,870
ERP Operating LP
3.500% due 03/01/28  100,000 99,086
4.500% due 06/01/45  75,000 65,938
Essex Portfolio LP
2.550% due 06/15/31  65,000 59,085
2.650% due 03/15/32  30,000 26,798
4.000% due 03/01/29  25,000 24,818
5.375% due 04/01/35  85,000 87,488
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 131,867
4.375% due 03/09/28  120,000 121,962
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 237,467
1.250% due 02/14/31  300,000 264,889
1.375% due 03/15/27  350,000 340,984
1.625% due 10/09/29  195,000 181,273
3.625% due 07/15/30  160,000 159,203
3.750% due 02/14/33  325,000 319,899
3.875% due 03/15/28  400,000 402,714
3.875% due 06/15/28  185,000 186,439
3.875% due 10/15/30  160,000 160,818

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.000% due 02/15/29  $ 135,000 $ 136,578
4.250% due 08/16/32  158,000 160,519
4.375% due 03/19/27  130,000 131,199
4.375% due 10/10/31  175,000 179,759
4.500% due 10/16/28  100,000 102,448
4.500% due 03/14/30  295,000 303,979
4.625% due 02/12/35  145,000 149,985
Extra Space Storage LP
3.900% due 04/01/29  220,000 217,720
4.000% due 06/15/29  100,000 99,059
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 66,155
6.500% due 06/04/29  25,000 26,080
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 156,659
6.100% due 03/15/55  100,000 100,777
Federal Realty OP LP
4.500% due 12/01/44  50,000 43,882
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 50,367
Fifth Third Bancorp
2.550% due 05/05/27  60,000 58,905
6.339% due 07/27/29  245,000 258,073
8.250% due 03/01/38  25,000 30,767
First American Financial Corp.
5.450% due 09/30/34  100,000 100,046
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 203,341
First Horizon Corp.
5.514% due 03/07/31  65,000 67,246
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 97,285
3.250% due 07/15/27  50,000 48,296
Globe Life, Inc.
4.550% due 09/15/28  50,000 50,511
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 45,370
4.000% due 01/15/31  50,000 48,061
5.250% due 02/15/33  100,000 100,444
5.750% due 06/01/28  25,000 25,742
5.750% due 11/01/37  100,000 99,825
Goldman Sachs Group, Inc.
2.383% due 07/21/32  70,000 62,717
2.615% due 04/22/32  70,000 63,851
2.640% due 02/24/28  250,000 246,183
2.908% due 07/21/42  60,000 44,039
3.210% due 04/22/42  60,000 46,509
3.615% due 03/15/28  200,000 198,936
3.800% due 03/15/30  250,000 246,138
3.814% due 04/23/29  150,000 149,172
3.850% due 01/26/27  160,000 159,894
4.017% due 10/31/38  100,000 89,964
4.223% due 05/01/29  200,000 200,587
4.750% due 10/21/45  100,000 90,700
4.939% due 10/21/36  155,000 153,931
5.016% due 10/23/35  160,000 160,913
5.049% due 07/23/30  140,000 143,478
5.218% due 04/23/31  570,000 588,839
5.330% due 07/23/35  120,000 123,337
5.536% due 01/28/36  130,000 134,999
5.561% due 11/19/45  300,000 300,270
5.727% due 04/25/30  120,000 125,393
5.734% due 01/28/56  145,000 146,654
a
Principal
Amount Value
6.561% due 10/24/34  $ 200,000 $ 222,987
6.750% due 10/01/37  200,000 223,422
Goldman Sachs Private Credit Corp.
5.875% due 01/31/31 ~ 50,000 50,082
HA Sustainable Infrastructure Capital, Inc.
6.750% due 07/15/35  140,000 146,588
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 64,104
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,960
3.100% due 02/15/30  50,000 47,562
Healthpeak OP LLC
2.875% due 01/15/31  200,000 185,423
3.000% due 01/15/30  100,000 94,798
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 34,543
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,842
4.200% due 04/15/29  50,000 49,310
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 24,020
3.500% due 09/15/30  100,000 95,437
5.700% due 07/01/34  35,000 36,260
HPS Corporate Lending Fund
5.850% due 06/05/30 ~ 200,000 202,528
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 227,476
2.804% due 05/24/32  200,000 183,049
2.848% due 06/04/31  200,000 187,029
4.762% due 03/29/33  300,000 298,339
5.133% due 11/06/36  200,000 200,624
5.240% due 05/13/31  200,000 206,124
5.450% due 03/03/36  200,000 206,434
5.546% due 03/04/30  200,000 207,407
5.597% due 05/17/28  565,000 575,672
5.733% due 05/17/32  200,000 211,001
5.874% due 11/18/35  250,000 261,121
6.254% due 03/09/34  200,000 217,704
6.332% due 03/09/44  200,000 219,181
6.800% due 06/01/38  150,000 167,252
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 71,006
5.272% due 01/15/31  60,000 61,748
5.709% due 02/02/35  200,000 209,020
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 196,522
4.550% due 10/02/28  200,000 202,655
Inter-American Development Bank
(Multi-National)
1.125% due 07/20/28  300,000 282,229
1.125% due 01/13/31  150,000 131,746
3.200% due 08/07/42  100,000 81,407
3.625% due 09/17/31  400,000 395,011
4.000% due 01/12/28  100,000 100,845
4.125% due 02/15/29  160,000 162,405
4.375% due 02/01/27  100,000 100,773
4.375% due 07/16/35  415,000 420,117
4.500% due 02/15/30  140,000 144,151
4.500% due 09/13/33  200,000 205,663
Inter-American Investment Corp. (Multi-National)
4.125% due 02/15/28  150,000 151,357
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 55,391

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
2.650% due 09/15/40  $ 65,000 $ 48,322
3.000% due 09/15/60  65,000 39,028
3.100% due 09/15/27  100,000 98,792
5.200% due 06/15/62  350,000 321,548
5.250% due 06/15/31  55,000 57,652
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 185,141
0.875% due 05/14/30  350,000 309,966
1.125% due 09/13/28  160,000 150,013
1.375% due 04/20/28  250,000 238,008
1.625% due 11/03/31  190,000 167,771
1.750% due 10/23/29  100,000 93,274
2.500% due 03/29/32  200,000 184,187
3.125% due 06/15/27  200,000 198,788
3.500% due 07/12/28  260,000 259,531
3.625% due 05/05/28  165,000 165,245
3.625% due 09/21/29  250,000 249,698
3.875% due 10/16/29  165,000 166,242
3.875% due 02/14/30  200,000 201,262
3.875% due 08/28/34  185,000 181,486
4.000% due 07/25/30  180,000 181,833
4.125% due 03/20/30  1,055,000 1,071,317
4.375% due 08/27/35  170,000 172,162
4.625% due 01/15/32  155,000 160,782
International Finance Corp. (Multi-National)
3.875% due 07/02/30  150,000 150,817
4.250% due 07/02/29  200,000 204,020
4.375% due 01/15/27  65,000 65,471
Invesco Finance PLC
5.375% due 11/30/43  200,000 193,270
Invitation Homes Operating Partnership LP
4.950% due 01/15/33  50,000 50,748
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,727
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 88,775
2.750% due 10/15/32  40,000 34,828
5.875% due 07/21/28  200,000 208,018
JPMorgan Chase & Co.
1.764% due 11/19/31  100,000 88,883
2.069% due 06/01/29  140,000 133,799
2.182% due 06/01/28  150,000 146,330
2.525% due 11/19/41  100,000 72,029
2.545% due 11/08/32  375,000 338,534
2.580% due 04/22/32  75,000 68,581
2.739% due 10/15/30  75,000 71,176
2.947% due 02/24/28  60,000 59,291
2.956% due 05/13/31  65,000 61,338
2.963% due 01/25/33  100,000 91,803
3.109% due 04/22/51  250,000 170,302
3.328% due 04/22/52  70,000 49,664
3.509% due 01/23/29  185,000 183,354
3.540% due 05/01/28  100,000 99,469
3.702% due 05/06/30  150,000 147,789
3.882% due 07/24/38  150,000 134,740
3.964% due 11/15/48  100,000 80,553
4.032% due 07/24/48  150,000 122,940
4.452% due 12/05/29  150,000 151,576
4.505% due 10/22/28  100,000 100,995
4.603% due 10/22/30  190,000 192,713
4.810% due 10/22/36  170,000 168,869
4.851% due 07/25/28  500,000 506,561
a
Principal
Amount Value
4.912% due 07/25/33  $ 500,000 $ 509,513
4.946% due 10/22/35  95,000 95,971
4.979% due 07/22/28  45,000 45,698
4.995% due 07/22/30  100,000 102,681
5.012% due 01/23/30  100,000 102,544
5.040% due 01/23/28  200,000 202,127
5.140% due 01/24/31  550,000 568,582
5.294% due 07/22/35  40,000 41,281
5.336% due 01/23/35  95,000 98,493
5.350% due 06/01/34  105,000 109,131
5.500% due 10/15/40  100,000 104,348
5.502% due 01/24/36  100,000 104,574
5.534% due 11/29/45  165,000 167,675
5.572% due 04/22/36  105,000 110,203
5.581% due 04/22/30  110,000 114,790
5.600% due 07/15/41  100,000 104,374
5.717% due 09/14/33  190,000 200,931
6.254% due 10/23/34  100,000 109,969
KeyBank NA
5.850% due 11/15/27  250,000 257,715
KeyCorp
5.121% due 04/04/31  100,000 102,727
Kilroy Realty LP
5.875% due 10/15/35  100,000 100,508
6.250% due 01/15/36  35,000 36,200
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 62,123
3.700% due 10/01/49  25,000 18,525
4.125% due 12/01/46  50,000 41,243
4.850% due 03/01/35  45,000 44,824
5.300% due 02/01/36  250,000 256,594
Kite Realty Group LP
4.950% due 12/15/31  70,000 71,256
Kite Realty Group Trust
4.750% due 09/15/30  25,000 25,294
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 93,728
3.000% due 05/20/27  200,000 198,642
3.500% due 08/27/27  110,000 110,015
3.750% due 02/15/28  440,000 442,178
3.750% due 07/15/30  105,000 105,315
3.875% due 05/15/28  130,000 131,112
3.875% due 06/15/28  200,000 201,759
4.000% due 06/28/27  250,000 251,815
4.250% due 06/29/37  200,000 121,732
4.375% due 03/01/27  130,000 131,234
4.375% due 02/28/34  260,000 265,396
4.625% due 03/18/30  250,000 259,150
4.750% due 10/29/30  200,000 208,931
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 175,593
5.000% due 10/24/33  250,000 265,370
Lazard Group LLC
4.375% due 03/11/29  50,000 50,116
Lincoln National Corp.
3.800% due 03/01/28  35,000 34,846
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  200,000 199,386
5.462% due 01/05/28  200,000 202,728
5.679% due 01/05/35  200,000 210,641
5.721% due 06/05/30  200,000 209,708
LPL Holdings, Inc.
5.150% due 06/15/30  200,000 204,066

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
6.000% due 05/20/34  $ 100,000 $ 105,456
LXP Industrial Trust
2.375% due 10/01/31  70,000 61,321
M&T Bank Corp.
4.553% due 08/16/28  65,000 65,394
4.833% due 01/16/29  60,000 60,970
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  300,000 304,075
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 95,877
5.375% due 03/04/46  50,000 49,337
Marex Group PLC (United Kingdom)
5.829% due 05/08/28  50,000 50,856
Markel Group, Inc.
3.450% due 05/07/52  70,000 47,606
3.500% due 11/01/27  50,000 49,636
5.000% due 05/20/49  30,000 26,631
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 40,427
4.200% due 03/01/48  100,000 82,492
4.375% due 03/15/29  70,000 70,740
5.350% due 11/15/44  100,000 98,182
5.400% due 09/15/33  100,000 105,088
5.400% due 03/15/55  55,000 52,992
5.750% due 11/01/32  100,000 107,342
Mastercard, Inc.
1.900% due 03/15/31  100,000 89,792
2.000% due 11/18/31  200,000 178,386
2.950% due 06/01/29  50,000 48,462
2.950% due 03/15/51  45,000 29,610
3.650% due 06/01/49  50,000 38,212
3.800% due 11/21/46  50,000 40,085
3.950% due 02/26/48  15,000 12,173
MetLife, Inc.
5.300% due 12/15/34  70,000 72,957
5.700% due 06/15/35  100,000 107,037
5.875% due 02/06/41  200,000 210,638
6.375% due 06/15/34  100,000 112,119
Mid-America Apartments LP
3.600% due 06/01/27  100,000 99,716
3.950% due 03/15/29  25,000 24,863
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.048% due 07/17/30  200,000 181,791
3.677% due 02/22/27  100,000 99,847
3.961% due 03/02/28  50,000 50,097
4.050% due 09/11/28  150,000 150,653
5.159% due 04/24/31  100,000 103,091
5.197% due 01/16/31  200,000 206,557
5.258% due 04/17/30  200,000 206,146
5.426% due 04/17/35  200,000 207,917
5.475% due 02/22/31  200,000 208,863
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 182,255
3.261% due 05/22/30  200,000 193,678
5.098% due 05/13/31  200,000 206,022
5.323% due 07/08/36  250,000 256,918
5.778% due 07/06/29  200,000 208,029
Morgan Stanley
1.794% due 02/13/32  65,000 57,154
2.239% due 07/21/32  100,000 88,884
2.475% due 01/21/28  170,000 167,271
2.484% due 09/16/36  100,000 87,969
2.802% due 01/25/52  400,000 255,640
a
Principal
Amount Value
2.943% due 01/21/33  $ 135,000 $ 123,258
3.217% due 04/22/42  55,000 43,127
3.591% due 07/22/28 § 100,000 99,343
3.622% due 04/01/31  200,000 194,391
4.133% due 10/18/29  45,000 44,992
4.300% due 01/27/45  100,000 86,598
4.356% due 10/22/31  25,000 24,923
4.431% due 01/23/30  95,000 95,546
4.457% due 04/22/39  150,000 141,202
4.654% due 10/18/30  120,000 121,478
4.892% due 10/22/36  30,000 29,746
5.042% due 07/19/30  45,000 46,151
5.123% due 02/01/29  250,000 255,233
5.164% due 04/20/29  155,000 158,545
5.173% due 01/16/30  120,000 123,261
5.192% due 04/17/31  750,000 773,456
5.230% due 01/15/31  100,000 103,171
5.250% due 04/21/34  180,000 185,377
5.320% due 07/19/35  65,000 66,934
5.449% due 07/20/29  145,000 149,658
5.587% due 01/18/36  95,000 99,310
5.597% due 03/24/51  100,000 100,165
5.656% due 04/18/30  165,000 171,953
5.664% due 04/17/36  135,000 141,790
5.942% due 02/07/39  235,000 247,099
5.948% due 01/19/38  300,000 315,786
6.407% due 11/01/29  145,000 153,716
7.250% due 04/01/32  100,000 115,222
Morgan Stanley Bank NA
5.504% due 05/26/28  250,000 255,135
Nasdaq, Inc.
1.650% due 01/15/31  150,000 133,127
2.500% due 12/21/40  150,000 106,963
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 255,811
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 322,068
3.073% due 05/22/28  200,000 197,527
NNN REIT, Inc.
4.300% due 10/15/28  35,000 35,238
4.600% due 02/15/31  250,000 252,253
Nomura Holdings, Inc. (Japan)
2.329% due 01/22/27  300,000 294,808
5.043% due 06/10/36  250,000 247,207
Nordic Investment Bank (Multi-National)
3.750% due 08/28/28  100,000 100,460
4.250% due 02/28/29  200,000 203,622
Northern Trust Corp.
1.950% due 05/01/30  75,000 68,632
3.375% due 05/08/32  63,000 62,153
3.650% due 08/03/28  50,000 49,904
4.000% due 05/10/27  35,000 35,128
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 48,927
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  50,000 50,741
4.250% due 03/01/28  35,000 35,501
4.500% due 01/24/30  85,000 87,461
4.750% due 05/21/27  250,000 253,964
Old Republic International Corp.
3.850% due 06/11/51  55,000 39,988
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 50,426

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
ORIX Corp. (Japan)
3.700% due 07/18/27  $ 50,000 $ 49,810
4.000% due 04/13/32  100,000 97,221
Phillips Edison Grocery Center Operating
Partnership I LP
5.250% due 08/15/32  140,000 143,425
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 30,116
5.625% due 01/15/33  55,000 55,593
PNC Bank NA
4.050% due 07/26/28  350,000 350,593
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 66,177
4.899% due 05/13/31  125,000 127,970
5.068% due 01/24/34  40,000 40,941
5.373% due 07/21/36  95,000 97,748
5.582% due 06/12/29  120,000 124,487
5.676% due 01/22/35  250,000 263,678
5.939% due 08/18/34  200,000 214,807
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,599
4.625% due 09/15/42  100,000 90,130
5.375% due 03/15/33  30,000 31,417
Progressive Corp.
2.500% due 03/15/27  40,000 39,396
3.000% due 03/15/32  50,000 46,218
3.700% due 03/15/52  175,000 132,017
4.000% due 03/01/29  25,000 25,063
4.125% due 04/15/47  100,000 82,996
Prologis LP
1.250% due 10/15/30  55,000 48,202
1.625% due 03/15/31  100,000 87,671
1.750% due 02/01/31  20,000 17,697
2.125% due 04/15/27  25,000 24,482
2.125% due 10/15/50  40,000 21,568
2.250% due 04/15/30  30,000 27,852
2.250% due 01/15/32  50,000 44,341
2.875% due 11/15/29  40,000 38,263
3.000% due 04/15/50  25,000 16,565
3.375% due 12/15/27  60,000 59,537
4.375% due 02/01/29  15,000 15,162
4.875% due 06/15/28  200,000 204,932
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,935
3.000% due 03/10/40  25,000 19,530
3.700% due 10/01/50  175,000 163,366
3.700% due 03/13/51  150,000 112,294
3.935% due 12/07/49  132,000 102,311
4.350% due 02/25/50  50,000 41,587
6.625% due 06/21/40  50,000 57,150
Public Storage Operating Co.
2.300% due 05/01/31  250,000 226,389
3.094% due 09/15/27  30,000 29,656
Radian Group, Inc.
6.200% due 05/15/29  30,000 31,472
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 91,662
Realty Income Corp.
1.800% due 03/15/33  50,000 41,541
2.200% due 06/15/28  35,000 33,605
2.850% due 12/15/32  30,000 26,925
3.000% due 01/15/27  50,000 49,581
3.400% due 01/15/30  50,000 48,616
a
Principal
Amount Value
4.850% due 03/15/30  $ 65,000 $ 66,774
4.900% due 07/15/33  200,000 203,338
5.375% due 09/01/54  40,000 38,722
Regency Centers LP
3.600% due 02/01/27  30,000 29,880
3.700% due 06/15/30  35,000 34,350
4.400% due 02/01/47  35,000 30,066
5.000% due 07/15/32  50,000 51,224
Regions Financial Corp.
1.800% due 08/12/28  300,000 284,136
Reinsurance Group of America, Inc.
6.000% due 09/15/33  50,000 53,376
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,736
Royal Bank of Canada (Canada)
2.050% due 01/21/27  100,000 98,235
3.625% due 05/04/27  150,000 149,914
4.305% due 11/03/31  100,000 99,559
4.498% due 08/06/29  80,000 80,813
4.900% due 01/12/28  150,000 153,134
4.950% due 02/01/29  200,000 205,369
4.965% due 01/24/29  165,000 168,149
4.970% due 05/02/31  200,000 204,607
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 68,824
4.400% due 07/13/27  145,000 145,453
6.565% due 06/12/29  100,000 104,597
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 183,772
4.858% due 09/11/30  200,000 202,567
Simon Property Group LP
2.450% due 09/13/29  100,000 94,667
2.650% due 07/15/30  100,000 93,706
3.250% due 09/13/49  100,000 68,986
3.375% due 06/15/27  100,000 99,320
4.250% due 11/30/46  50,000 41,865
4.375% due 10/01/30  100,000 100,831
5.125% due 10/01/35  65,000 66,013
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 101,386
Store Capital LLC
4.500% due 03/15/28  150,000 150,510
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.710% due 01/12/31  200,000 176,220
1.902% due 09/17/28  250,000 236,191
2.296% due 01/12/41  200,000 140,077
3.364% due 07/12/27  150,000 149,014
5.246% due 07/08/36  250,000 256,187
5.766% due 01/13/33  200,000 213,359
5.800% due 07/13/28  250,000 260,449
Sun Communities Operating LP
2.300% due 11/01/28  65,000 61,876
Synchrony Financial
3.950% due 12/01/27  100,000 99,612
5.935% due 08/02/30  35,000 36,493
Synovus Financial Corp.
6.168% due 11/01/30  35,000 36,385
Tanger Properties LP
3.875% due 07/15/27  50,000 49,764
Toronto-Dominion Bank (Canada)
4.574% due 06/02/28  200,000 202,574
4.693% due 09/15/27  200,000 202,762

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.980% due 04/05/27  $ 100,000 $ 101,323
4.994% due 04/05/29  100,000 102,549
5.146% due 09/10/34  185,000 188,584
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 33,283
5.450% due 05/25/53  100,000 98,611
5.700% due 07/24/55  15,000 15,331
6.250% due 06/15/37  125,000 139,164
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 112,587
Truist Financial Corp.
1.125% due 08/03/27  100,000 95,852
1.887% due 06/07/29  125,000 118,783
1.950% due 06/05/30  135,000 122,689
4.873% due 01/26/29  40,000 40,648
4.916% due 07/28/33  100,000 100,600
5.435% due 01/24/30  110,000 113,903
5.867% due 06/08/34  200,000 212,883
7.161% due 10/30/29  55,000 59,343
U.S. Bancorp
1.375% due 07/22/30  150,000 132,915
2.491% due 11/03/36  200,000 174,671
4.548% due 07/22/28  100,000 100,853
4.839% due 02/01/34  200,000 201,529
5.046% due 02/12/31  60,000 61,651
5.083% due 05/15/31  400,000 412,684
5.775% due 06/12/29  250,000 259,950
5.850% due 10/21/33  30,000 32,138
UDR, Inc.
2.100% due 06/15/33  100,000 83,392
3.100% due 11/01/34  50,000 43,421
3.200% due 01/15/30  50,000 48,070
4.400% due 01/26/29  25,000 25,149
Unum Group
4.000% due 06/15/29  70,000 69,334
4.125% due 06/15/51  100,000 76,022
Ventas Realty LP
3.000% due 01/15/30  50,000 47,665
4.000% due 03/01/28  50,000 49,981
5.000% due 01/15/35  150,000 150,625
VICI Properties LP
5.125% due 11/15/31  215,000 217,907
Visa, Inc.
1.100% due 02/15/31  200,000 174,412
1.900% due 04/15/27  250,000 244,971
3.650% due 09/15/47  25,000 19,523
4.150% due 12/14/35  30,000 29,206
4.300% due 12/14/45  100,000 87,355
Voya Financial, Inc.
4.800% due 06/15/46  30,000 26,638
5.000% due 09/20/34  30,000 29,857
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 88,013
Wachovia Corp.
5.500% due 08/01/35  200,000 206,215
Webster Financial Corp.
5.784% due 09/11/35  45,000 45,040
Wells Fargo & Co.
3.068% due 04/30/41  500,000 388,121
4.150% due 01/24/29  200,000 200,493
4.478% due 04/04/31  200,000 201,369
4.808% due 07/25/28  65,000 65,735
4.892% due 09/15/36  250,000 249,315
a
Principal
Amount Value
4.897% due 07/25/33  $ 65,000 $ 66,029
4.900% due 01/24/28  105,000 105,906
5.013% due 04/04/51  250,000 228,642
5.150% due 04/23/31  750,000 774,338
5.198% due 01/23/30  140,000 144,207
5.211% due 12/03/35  55,000 56,210
5.244% due 01/24/31  85,000 88,065
5.499% due 01/23/35  140,000 146,153
5.557% due 07/25/34  160,000 167,836
5.574% due 07/25/29  365,000 378,265
5.605% due 04/23/36  165,000 173,007
5.606% due 01/15/44  100,000 99,220
5.707% due 04/22/28  350,000 357,311
6.491% due 10/23/34  180,000 199,355
Wells Fargo Bank NA
6.600% due 01/15/38  100,000 111,733
Welltower OP LLC
2.050% due 01/15/29  60,000 56,579
2.750% due 01/15/32  50,000 45,585
2.800% due 06/01/31  100,000 92,696
4.125% due 03/15/29  100,000 100,248
5.125% due 07/01/35  50,000 51,049
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 94,902
2.150% due 06/03/31  100,000 90,373
3.400% due 01/25/28  100,000 99,272
4.043% due 08/26/27  100,000 100,575
4.110% due 07/24/34  65,000 64,002
4.421% due 07/24/39  45,000 41,829
5.457% due 11/18/27  100,000 103,162
5.535% due 11/17/28  250,000 261,561
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 99,081
7.375% due 03/15/32  100,000 113,961
Willis North America, Inc.
2.950% due 09/15/29  75,000 71,435
3.875% due 09/15/49  35,000 26,091
4.650% due 06/15/27  100,000 100,840
5.900% due 03/05/54  50,000 50,038
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 47,425
105,018,613
Industrial - 1.8%
3M Co.
2.875% due 10/15/27  100,000 98,390
3.250% due 08/26/49  200,000 138,143
4.000% due 09/14/48  250,000 197,435
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 49,590
5.600% due 05/29/34  100,000 104,689
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 67,895
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 59,532
5.100% due 03/17/30  55,000 56,489
Amphenol Corp.
2.200% due 09/15/31  60,000 53,622
4.350% due 06/01/29  50,000 50,503
4.375% due 06/12/28  165,000 166,586
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,839
5.150% due 08/21/29  65,000 66,576
5.875% due 04/10/34  65,000 67,997

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Avnet, Inc.
6.250% due 03/15/28  $ 100,000 $ 103,605
Boeing Co.
2.950% due 02/01/30  100,000 94,788
3.200% due 03/01/29  200,000 193,971
3.250% due 02/01/28  50,000 49,189
3.250% due 03/01/28  25,000 24,558
3.550% due 03/01/38  15,000 12,672
3.625% due 02/01/31  30,000 28,833
3.625% due 03/01/48  10,000 7,179
3.750% due 02/01/50  100,000 72,819
3.825% due 03/01/59  50,000 34,755
3.850% due 11/01/48  35,000 25,957
5.150% due 05/01/30  150,000 154,178
5.705% due 05/01/40  200,000 204,341
5.805% due 05/01/50  400,000 394,033
5.875% due 02/15/40  50,000 51,531
5.930% due 05/01/60  150,000 147,281
6.528% due 05/01/34  65,000 71,936
7.008% due 05/01/64  100,000 114,048
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 132,250
3.550% due 02/15/50  150,000 110,233
4.125% due 06/15/47  50,000 41,187
4.450% due 01/15/53  300,000 253,154
4.700% due 09/01/45  50,000 45,180
5.200% due 04/15/54  60,000 56,541
5.750% due 05/01/40  100,000 105,932
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 97,093
4.375% due 09/18/34  90,000 88,665
6.200% due 06/01/36  50,000 55,496
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 179,998
3.100% due 12/02/51  200,000 132,836
4.000% due 06/01/28  35,000 35,025
4.800% due 09/15/35  20,000 19,884
4.950% due 08/15/45  100,000 93,610
6.125% due 09/15/15  30,000 29,950
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 87,441
3.750% due 12/01/27  50,000 49,773
Carrier Global Corp.
2.493% due 02/15/27  35,000 34,447
2.722% due 02/15/30  50,000 47,095
3.377% due 04/05/40  15,000 12,134
3.577% due 04/05/50  150,000 110,611
5.900% due 03/15/34  65,000 69,756
Caterpillar Financial Services Corp.
4.100% due 08/15/28  70,000 70,466
4.400% due 03/03/28  250,000 252,944
4.850% due 02/27/29  200,000 205,622
Caterpillar, Inc.
3.250% due 09/19/49  100,000 71,456
3.803% due 08/15/42  100,000 84,192
CNH Industrial Capital LLC
4.500% due 10/16/30  200,000 200,083
CNH Industrial NV
3.850% due 11/15/27  35,000 34,900
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 260,401
CSX Corp.
3.250% due 06/01/27  250,000 248,079
a
Principal
Amount Value
4.100% due 11/15/32  $ 100,000 $ 98,177
4.500% due 03/15/49  65,000 55,544
4.650% due 03/01/68  45,000 37,015
5.050% due 06/15/35  50,000 50,880
5.500% due 04/15/41  75,000 76,790
Deere & Co.
2.875% due 09/07/49  15,000 10,131
3.900% due 06/09/42  100,000 86,104
5.450% due 01/16/35  100,000 105,511
Deere Funding Canada Corp.
4.150% due 10/09/30  135,000 135,028
Dover Corp.
5.375% due 03/01/41  50,000 50,409
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 45,436
Eaton Corp.
4.000% due 11/02/32  100,000 98,072
4.150% due 03/15/33  55,000 54,161
Emerson Electric Co.
2.200% due 12/21/31  100,000 89,251
5.000% due 03/15/35  165,000 169,529
FedEx Corp.
3.100% due 08/05/29  50,000 48,126
4.400% due 01/15/47  50,000 40,709
4.750% due 11/15/45  50,000 43,287
5.250% due 05/15/50 † 350,000 322,686
Flex Ltd.
4.875% due 06/15/29  25,000 25,379
Fortive Corp.
4.300% due 06/15/46  125,000 103,566
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 132,416
GATX Corp.
4.550% due 11/07/28  25,000 25,235
5.450% due 09/15/33  100,000 103,653
6.050% due 03/15/34  75,000 79,979
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,554
2.850% due 06/01/41  10,000 7,570
3.750% due 05/15/28  180,000 180,449
4.250% due 04/01/50  200,000 168,909
General Electric Co.
4.900% due 01/29/36  85,000 86,342
Hexcel Corp.
5.875% due 02/26/35  55,000 57,692
Honeywell International, Inc.
2.700% due 08/15/29  60,000 57,341
4.500% due 01/15/34  350,000 347,009
4.875% due 09/01/29  100,000 102,879
5.000% due 03/01/35  100,000 101,898
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 51,412
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 47,371
IDEX Corp.
2.625% due 06/15/31  100,000 91,496
3.000% due 05/01/30  15,000 14,187
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 97,212
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 109,339
Jabil, Inc.
3.950% due 01/12/28  55,000 54,923

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  $ 200,000 $ 210,541
John Deere Capital Corp.
1.750% due 03/09/27  50,000 48,862
2.000% due 06/17/31  100,000 89,512
2.350% due 03/08/27  50,000 49,210
2.800% due 09/08/27  50,000 49,231
3.900% due 06/07/32  20,000 19,637
4.150% due 09/15/27  100,000 100,854
4.400% due 09/08/31  100,000 101,014
4.550% due 06/05/30  100,000 101,717
4.850% due 03/05/27  100,000 101,317
4.950% due 07/14/28  210,000 215,691
Johnson Controls International PLC
4.500% due 02/15/47  40,000 34,554
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.750% due 09/15/30  15,000 13,397
4.900% due 12/01/32  140,000 142,380
Kennametal, Inc.
4.625% due 06/15/28  50,000 50,261
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 65,645
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 28,513
4.400% due 06/15/28  100,000 100,796
5.400% due 07/31/33  250,000 260,473
Lennox International, Inc.
5.500% due 09/15/28  100,000 103,305
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 23,127
3.800% due 03/01/45  20,000 16,090
3.900% due 06/15/32  45,000 44,103
4.150% due 06/15/53  385,000 307,919
4.450% due 05/15/28  70,000 70,929
4.500% due 05/15/36  20,000 19,661
4.700% due 05/15/46  44,000 39,937
5.000% due 08/15/35  140,000 142,648
6.150% due 09/01/36  100,000 111,464
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 60,710
3.450% due 06/01/27  21,000 20,888
Masco Corp.
2.000% due 02/15/31  100,000 88,589
3.500% due 11/15/27  100,000 99,039
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 48,534
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 226,710
3.155% due 05/15/55  20,000 12,884
3.800% due 08/01/28  30,000 29,882
3.942% due 11/01/47  63,000 49,930
4.550% due 06/01/53  145,000 122,981
4.650% due 01/15/46  50,000 44,431
4.837% due 10/01/41  50,000 47,329
5.050% due 08/01/30  70,000 72,599
Northrop Grumman Corp.
3.250% due 01/15/28  100,000 98,754
3.850% due 04/15/45  100,000 80,244
4.700% due 03/15/33  210,000 212,107
5.250% due 07/15/35  35,000 36,252
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 45,136
a
Principal
Amount Value
Oshkosh Corp.
3.100% due 03/01/30  $ 15,000 $ 14,249
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 19,604
3.112% due 02/15/40  50,000 39,326
3.362% due 02/15/50  30,000 21,409
5.250% due 08/16/28  135,000 139,159
Owens Corning
3.875% due 06/01/30  150,000 147,511
5.700% due 06/15/34  45,000 47,346
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,681
5.200% due 08/15/35  70,000 71,197
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 16,134
6.250% due 05/15/38  100,000 110,517
Precision Castparts Corp.
4.375% due 06/15/45  50,000 43,649
Regal Rexnord Corp.
6.050% due 04/15/28  300,000 310,479
Republic Services, Inc.
3.375% due 11/15/27  120,000 119,179
3.950% due 05/15/28  100,000 100,244
5.000% due 11/15/29  100,000 103,513
5.200% due 11/15/34  100,000 103,665
RTX Corp.
2.250% due 07/01/30  400,000 368,499
3.125% due 07/01/50  100,000 67,393
3.750% due 11/01/46  50,000 38,910
4.125% due 11/16/28  60,000 60,254
4.350% due 04/15/47  200,000 169,708
4.450% due 11/16/38  20,000 18,826
4.500% due 06/01/42  300,000 272,047
4.625% due 11/16/48  35,000 30,604
5.375% due 02/27/53  100,000 96,608
Ryder System, Inc.
4.300% due 06/15/27  75,000 75,329
5.250% due 06/01/28  200,000 205,516
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,869
Sonoco Products Co.
4.600% due 09/01/29  125,000 126,066
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 29,736
4.250% due 11/15/28  100,000 100,198
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 52,858
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 185,195
Textron, Inc.
3.650% due 03/15/27  100,000 99,535
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 99,402
5.250% due 03/03/33  45,000 46,927
Trimble, Inc.
4.900% due 06/15/28  50,000 50,741
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 40,435
5.000% due 05/09/35  115,000 116,657
Union Pacific Corp.
2.375% due 05/20/31  40,000 36,694
2.891% due 04/06/36  125,000 105,768
2.973% due 09/16/62  25,000 14,685

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.000% due 04/15/27  $ 100,000 $ 99,076
3.200% due 05/20/41  370,000 291,072
3.350% due 08/15/46  50,000 36,486
3.550% due 05/20/61  100,000 67,392
3.600% due 09/15/37  20,000 17,826
3.799% due 04/06/71  30,000 20,646
4.950% due 05/15/53  200,000 182,503
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 148,787
4.875% due 03/03/33  260,000 267,894
5.250% due 05/14/35  145,000 150,330
6.200% due 01/15/38  50,000 55,148
Vulcan Materials Co.
4.500% due 06/15/47  100,000 85,945
Waste Connections, Inc.
3.500% due 05/01/29  100,000 98,492
4.200% due 01/15/33  70,000 68,690
Waste Management, Inc.
2.950% due 06/01/41  35,000 26,674
3.150% due 11/15/27  100,000 98,891
4.625% due 02/15/33  200,000 203,182
4.950% due 03/15/35  65,000 66,049
5.350% due 10/15/54  200,000 194,980
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 101,285
WRKCo, Inc.
4.000% due 03/15/28  100,000 99,807
4.200% due 06/01/32  50,000 48,661
Xylem, Inc.
4.375% due 11/01/46  25,000 21,245
20,457,221
Technology - 1.7%
Accenture Capital, Inc.
4.500% due 10/04/34  250,000 246,657
Adobe, Inc.
4.800% due 04/04/29  100,000 102,570
4.850% due 04/04/27  45,000 45,631
4.950% due 01/17/30  100,000 103,644
4.950% due 04/04/34  100,000 103,384
Analog Devices, Inc.
2.100% due 10/01/31  60,000 53,324
2.800% due 10/01/41  50,000 36,907
2.950% due 10/01/51  55,000 35,816
3.450% due 06/15/27  100,000 99,523
Apple, Inc.
1.400% due 08/05/28  100,000 94,513
1.650% due 05/11/30  160,000 145,580
1.650% due 02/08/31  200,000 178,463
1.700% due 08/05/31  100,000 88,657
2.200% due 09/11/29  100,000 94,372
2.650% due 05/11/50  100,000 62,630
2.650% due 02/08/51  150,000 92,901
2.700% due 08/05/51  100,000 62,318
2.850% due 08/05/61  100,000 59,080
2.950% due 09/11/49  65,000 43,485
3.000% due 11/13/27  100,000 99,077
3.350% due 02/09/27  200,000 199,438
3.750% due 09/12/47  75,000 59,323
3.750% due 11/13/47  50,000 39,711
3.850% due 08/04/46  35,000 28,398
3.950% due 08/08/52  500,000 398,422
4.200% due 05/12/30  200,000 202,557
4.250% due 02/09/47  100,000 86,011
a
Principal
Amount Value
4.300% due 05/10/33  $ 250,000 $ 253,740
4.500% due 02/23/36  50,000 50,485
Applied Materials, Inc.
1.750% due 06/01/30  30,000 27,171
4.350% due 04/01/47  45,000 38,862
4.800% due 06/15/29  65,000 66,631
5.100% due 10/01/35  35,000 36,097
Autodesk, Inc.
2.400% due 12/15/31  80,000 71,137
2.850% due 01/15/30  55,000 52,121
Broadcom, Inc.
2.450% due 02/15/31  200,000 183,026
3.419% due 04/15/33  250,000 231,489
3.500% due 02/15/41  315,000 256,502
3.750% due 02/15/51  140,000 105,724
4.110% due 09/15/28  211,000 211,648
4.150% due 04/15/32 ~ 40,000 39,178
4.300% due 11/15/32  200,000 197,398
4.350% due 02/15/30  50,000 50,343
4.750% due 04/15/29  150,000 152,862
4.800% due 10/15/34  80,000 80,182
5.000% due 04/15/30  200,000 205,961
5.050% due 07/12/29  90,000 92,686
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 232,988
CGI, Inc. (Canada)
4.950% due 03/14/30 ~ 100,000 101,444
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 380,507
5.100% due 02/15/36  150,000 148,207
5.300% due 10/01/29  100,000 103,240
5.500% due 04/01/35  100,000 103,079
8.100% due 07/15/36  27,000 32,742
8.350% due 07/15/46  13,000 16,507
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 28,854
2.950% due 02/15/51  20,000 18,486
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 19,005
3.100% due 03/01/41  10,000 7,427
Fiserv, Inc.
2.250% due 06/01/27  100,000 97,390
2.650% due 06/01/30  100,000 92,251
3.500% due 07/01/29  245,000 237,693
4.400% due 07/01/49  40,000 31,452
5.450% due 03/15/34  100,000 101,430
5.625% due 08/21/33  100,000 103,152
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% due 06/04/29  50,000 52,300
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 45,245
4.550% due 10/15/29  400,000 402,407
5.000% due 10/15/34  70,000 69,409
6.200% due 10/15/35  50,000 54,104
6.350% due 10/15/45  50,000 51,327
HP, Inc.
2.650% due 06/17/31  100,000 90,310
4.000% due 04/15/29  100,000 98,971
4.200% due 04/15/32  100,000 97,086
4.750% due 01/15/28  100,000 101,177
6.000% due 09/15/41  55,000 55,557
Intel Corp.
1.600% due 08/12/28  25,000 23,465

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
2.000% due 08/12/31  $ 50,000 $ 43,910
2.450% due 11/15/29  150,000 140,039
2.800% due 08/12/41  40,000 28,041
3.050% due 08/12/51  20,000 12,308
3.200% due 08/12/61  25,000 14,280
3.250% due 11/15/49  250,000 159,893
4.150% due 08/05/32  100,000 96,452
4.875% due 02/10/28  75,000 76,076
4.900% due 08/05/52  100,000 82,894
5.200% due 02/10/33  315,000 321,053
5.625% due 02/10/43  50,000 48,066
5.700% due 02/10/53  35,000 32,619
5.900% due 02/10/63  250,000 233,966
International Business Machines Corp.
2.850% due 05/15/40  100,000 75,681
3.500% due 05/15/29  170,000 166,801
4.150% due 05/15/39  100,000 89,353
4.650% due 02/10/28  400,000 406,078
5.100% due 02/06/53  200,000 183,028
5.200% due 02/10/35  250,000 256,628
5.600% due 11/30/39  26,000 26,924
Intuit, Inc.
1.650% due 07/15/30  15,000 13,493
5.200% due 09/15/33  150,000 156,867
KLA Corp.
4.650% due 07/15/32  60,000 60,900
4.950% due 07/15/52  100,000 90,812
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 74,247
Lam Research Corp.
4.000% due 03/15/29  55,000 55,034
4.875% due 03/15/49  25,000 22,891
Leidos, Inc.
2.300% due 02/15/31  55,000 49,554
5.500% due 03/15/35  65,000 67,583
5.750% due 03/15/33  45,000 47,707
Marvell Technology, Inc.
4.750% due 07/15/30  140,000 141,883
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 153,110
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,945
3.366% due 11/01/41  15,000 11,506
3.477% due 11/01/51  25,000 17,623
5.875% due 09/15/33  100,000 106,246
Microsoft Corp.
1.350% due 09/15/30  35,000 31,380
2.500% due 09/15/50  100,000 60,662
2.675% due 06/01/60  166,000 95,799
2.921% due 03/17/52  278,000 182,346
3.300% due 02/06/27  300,000 298,954
3.450% due 08/08/36  72,000 65,814
3.700% due 08/08/46  200,000 160,184
MSCI, Inc.
5.150% due 03/15/36  100,000 99,322
NetApp, Inc.
5.700% due 03/17/35  100,000 104,946
NVIDIA Corp.
2.000% due 06/15/31  100,000 90,065
3.500% due 04/01/50  200,000 148,247
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
2.500% due 05/11/31  100,000 90,543
a
Principal
Amount Value
3.250% due 05/11/41  $ 60,000 $ 45,530
4.300% due 06/18/29  150,000 150,271
4.400% due 06/01/27  40,000 40,181
5.000% due 01/15/33  50,000 50,808
Oracle Corp.
2.300% due 03/25/28  70,000 66,766
2.875% due 03/25/31  75,000 67,422
3.250% due 11/15/27  350,000 342,644
3.650% due 03/25/41  80,000 58,409
3.850% due 07/15/36  50,000 41,845
3.900% due 05/15/35  105,000 90,554
3.950% due 03/25/51  120,000 79,032
4.000% due 07/15/46  250,000 173,492
4.100% due 03/25/61  95,000 61,279
4.300% due 07/08/34  100,000 90,469
4.375% due 05/15/55  200,000 138,227
4.450% due 09/26/30  95,000 92,963
4.800% due 08/03/28  125,000 125,646
5.200% due 09/26/35  65,000 62,299
5.250% due 02/03/32  250,000 250,064
5.375% due 09/27/54  200,000 161,877
5.500% due 08/03/35  130,000 127,454
5.550% due 02/06/53  500,000 415,371
5.950% due 09/26/55  100,000 88,666
6.125% due 07/08/39  100,000 98,138
6.250% due 11/09/32  200,000 208,594
6.500% due 04/15/38  100,000 102,050
Paychex, Inc.
5.350% due 04/15/32  200,000 207,260
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,753
4.250% due 05/20/32  20,000 19,982
4.300% due 05/20/47  30,000 25,213
4.500% due 05/20/52  45,000 38,342
4.800% due 05/20/45  150,000 137,437
5.000% due 05/20/35  155,000 157,468
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 175,536
4.200% due 09/15/28  95,000 95,295
Salesforce, Inc.
1.500% due 07/15/28  65,000 61,598
1.950% due 07/15/31  80,000 71,175
2.700% due 07/15/41  60,000 43,548
2.900% due 07/15/51  100,000 63,552
3.050% due 07/15/61  50,000 30,308
ServiceNow, Inc.
1.400% due 09/01/30  65,000 57,299
Synopsys, Inc.
4.850% due 04/01/30  400,000 408,660
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 82,616
4.900% due 03/14/33  60,000 61,927
5.050% due 05/18/63  200,000 179,521
5.100% due 05/23/35  200,000 206,313
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 161,274
3.875% due 04/22/27  200,000 200,098
VMware LLC
3.900% due 08/21/27  30,000 30,031
Western Digital Corp.
2.850% due 02/01/29  30,000 28,823
3.100% due 02/01/32  55,000 50,751
19,146,431

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Utilities - 2.4%
AEP Texas, Inc.
3.450% due 05/15/51  $ 35,000 $ 23,776
4.700% due 05/15/32  100,000 100,415
5.400% due 06/01/33  145,000 150,115
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,911
AES Corp.
2.450% due 01/15/31  100,000 90,719
5.800% due 03/15/32  100,000 102,611
Alabama Power Co.
3.125% due 07/15/51  100,000 66,544
4.150% due 08/15/44  90,000 75,291
4.300% due 07/15/48  15,000 12,475
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,902
3.850% due 09/01/32  50,000 48,045
4.150% due 03/15/46  50,000 41,487
5.550% due 07/01/54  100,000 98,850
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 107,589
American Water Capital Corp.
2.300% due 06/01/31  50,000 45,194
2.950% due 09/01/27  35,000 34,484
3.250% due 06/01/51  50,000 34,002
3.450% due 06/01/29  100,000 98,174
3.750% due 09/01/47  50,000 38,557
4.300% due 12/01/42  100,000 87,136
4.450% due 06/01/32  75,000 75,089
Appalachian Power Co.
3.700% due 05/01/50  150,000 109,018
7.000% due 04/01/38  150,000 170,003
Arizona Public Service Co.
2.200% due 12/15/31  65,000 57,155
2.950% due 09/15/27  50,000 49,245
4.500% due 04/01/42  100,000 88,251
5.700% due 08/15/34  55,000 57,867
Atmos Energy Corp.
2.625% due 09/15/29  150,000 142,798
3.000% due 06/15/27  30,000 29,727
4.150% due 01/15/43  64,000 54,623
4.300% due 10/01/48  50,000 41,547
5.000% due 12/15/54  35,000 31,991
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 19,234
3.200% due 09/15/49  70,000 47,395
3.750% due 08/15/47  50,000 38,314
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,599
3.800% due 07/15/48  25,000 18,957
4.250% due 10/15/50  200,000 160,198
4.450% due 01/15/49  50,000 41,815
6.125% due 04/01/36  99,000 107,459
Black Hills Corp.
3.150% due 01/15/27  50,000 49,530
4.350% due 05/01/33  30,000 28,978
5.950% due 03/15/28  100,000 103,791
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 49,863
3.000% due 02/01/27  50,000 49,599
3.350% due 04/01/51  85,000 60,031
5.050% due 03/01/35  50,000 50,518
a
Principal
Amount Value
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  $ 100,000 $ 99,952
5.250% due 03/01/28  200,000 205,061
5.400% due 07/01/34  50,000 51,674
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 32,505
3.700% due 08/15/28  20,000 19,929
3.750% due 08/15/47  50,000 38,347
3.800% due 10/01/42  100,000 80,937
4.900% due 02/01/33  45,000 46,105
5.300% due 06/01/34  55,000 57,425
5.650% due 06/01/54  65,000 64,544
5.950% due 06/01/55  45,000 46,832
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,781
4.900% due 07/01/33  100,000 101,639
4.950% due 01/15/30  250,000 256,595
4.950% due 08/15/34  65,000 65,653
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 45,725
3.600% due 06/15/61  50,000 34,214
3.950% due 03/01/43  100,000 82,306
4.000% due 12/01/28  100,000 100,321
4.125% due 05/15/49  50,000 39,853
4.300% due 12/01/56  50,000 39,632
4.500% due 12/01/45  100,000 86,301
5.375% due 05/15/34  80,000 83,144
5.700% due 05/15/54  100,000 99,816
6.150% due 11/15/52  70,000 73,731
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 159,992
6.500% due 10/01/53  55,000 60,008
Consumers Energy Co.
3.250% due 08/15/46  50,000 36,328
3.600% due 08/15/32  65,000 61,748
3.800% due 11/15/28  100,000 99,686
4.350% due 04/15/49  100,000 83,503
4.600% due 05/30/29  85,000 86,486
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 89,816
5.300% due 05/15/33  50,000 52,128
5.450% due 02/01/41  50,000 50,322
Dominion Energy, Inc.
2.250% due 08/15/31  45,000 40,090
3.300% due 04/15/41  30,000 22,866
4.250% due 06/01/28  50,000 50,219
4.600% due 05/15/28  145,000 146,831
4.700% due 12/01/44  100,000 87,827
DTE Electric Co.
2.250% due 03/01/30  50,000 46,530
2.950% due 03/01/50  50,000 32,997
3.000% due 03/01/32  150,000 138,912
3.650% due 03/01/52  55,000 40,738
5.250% due 05/15/35  40,000 41,134
DTE Energy Co.
5.850% due 06/01/34  200,000 213,390
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 157,759
5.350% due 01/15/53  100,000 96,331
6.050% due 04/15/38  110,000 119,299
6.100% due 06/01/37  25,000 26,947
Duke Energy Carolinas SC Storm Funding LLC
4.898% due 03/01/46  300,000 300,298

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Duke Energy Corp.
2.450% due 06/01/30  $ 160,000 $ 148,533
2.550% due 06/15/31  100,000 91,111
3.300% due 06/15/41  100,000 77,330
3.500% due 06/15/51  100,000 69,363
3.950% due 08/15/47  50,000 38,570
4.200% due 06/15/49  65,000 51,246
4.500% due 08/15/32  180,000 179,484
5.450% due 06/15/34  90,000 93,900
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 47,225
5.950% due 11/15/52  40,000 41,550
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 37,647
3.250% due 10/01/49  50,000 34,261
3.750% due 05/15/46  50,000 39,060
4.900% due 07/15/43  100,000 93,224
5.250% due 03/01/34  40,000 41,442
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 32,078
5.300% due 06/15/35  65,000 67,144
5.550% due 03/15/54  155,000 151,608
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 99,679
5.100% due 03/15/34  100,000 103,096
Edison International
5.250% due 03/15/32  90,000 90,105
5.750% due 06/15/27  10,000 10,184
El Paso Electric Co.
5.000% due 12/01/44  50,000 44,515
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  200,000 170,828
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,808
Entergy Arkansas LLC
4.200% due 04/01/49  50,000 40,587
Entergy Corp.
2.800% due 06/15/30  100,000 93,792
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 88,278
3.100% due 06/15/41  400,000 305,294
3.250% due 04/01/28  50,000 49,365
4.200% due 09/01/48  50,000 40,452
4.950% due 01/15/45  40,000 36,699
5.800% due 03/15/55  105,000 105,941
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 90,636
5.250% due 08/15/35  70,000 71,524
5.300% due 05/01/52  25,000 23,525
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 49,572
4.100% due 04/01/43  100,000 83,213
4.700% due 03/13/28  25,000 25,394
5.700% due 03/15/53  65,000 64,646
Eversource Energy
2.900% due 03/01/27  100,000 98,664
3.300% due 01/15/28  100,000 98,315
3.375% due 03/01/32  100,000 92,691
4.250% due 04/01/29  25,000 24,946
Exelon Corp.
4.050% due 04/15/30  300,000 297,334
4.450% due 04/15/46  100,000 84,004
4.950% due 06/15/35  35,000 34,904
a
Principal
Amount Value
5.100% due 06/15/45  $ 35,000 $ 32,407
6.500% due 03/15/55  250,000 260,302
FirstEnergy Transmission LLC
4.750% due 01/15/33 ~ 100,000 100,236
Florida Power & Light Co.
2.875% due 12/04/51  300,000 191,492
3.700% due 12/01/47  200,000 154,386
4.950% due 06/01/35  100,000 101,697
5.100% due 04/01/33  65,000 67,454
5.690% due 03/01/40  35,000 36,844
5.950% due 02/01/38  125,000 136,039
Georgia Power Co.
4.300% due 03/15/42  100,000 87,592
4.700% due 05/15/32  100,000 101,549
4.850% due 03/15/31  155,000 159,123
5.125% due 05/15/52  100,000 93,351
5.200% due 03/15/35  250,000 256,693
Idaho Power Co.
5.800% due 04/01/54  200,000 203,945
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 40,055
4.250% due 08/15/48  25,000 20,288
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,913
ITC Holdings Corp.
3.350% due 11/15/27  50,000 49,496
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,881
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 28,734
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 74,981
5.350% due 01/15/34  75,000 78,478
6.750% due 12/30/31  100,000 112,549
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,997
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,846
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31  100,000 86,460
4.023% due 11/01/32  100,000 97,241
4.850% due 02/07/29  250,000 255,866
8.000% due 03/01/32  50,000 58,937
Nevada Power Co.
5.900% due 05/01/53  250,000 251,817
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 73,620
4.685% due 09/01/27  50,000 50,621
4.800% due 12/01/77  100,000 98,694
4.900% due 03/15/29  500,000 512,539
5.050% due 02/28/33  200,000 204,792
5.650% due 05/01/79  100,000 101,340
NiSource, Inc.
3.490% due 05/15/27  50,000 49,708
3.950% due 03/30/48  50,000 39,155
4.800% due 02/15/44  100,000 90,119
5.250% due 02/15/43  100,000 96,164
5.850% due 04/01/55  200,000 199,528
Northern States Power Co.
2.600% due 06/01/51  50,000 30,667
4.500% due 06/01/52  75,000 64,069
5.050% due 05/15/35  250,000 254,928

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Oglethorpe Power Corp.
5.050% due 10/01/48  $ 100,000 $ 89,781
5.900% due 02/01/55  30,000 29,788
Ohio Edison Co.
6.875% due 07/15/36  150,000 171,956
Ohio Power Co.
1.625% due 01/15/31  65,000 57,150
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,943
5.400% due 01/15/33  70,000 73,414
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 99,444
3.800% due 09/30/47  50,000 38,352
4.150% due 06/01/32  40,000 39,251
4.300% due 05/15/28  100,000 100,892
5.300% due 06/01/42  100,000 97,880
5.550% due 06/15/54  105,000 101,994
Pacific Gas & Electric Co.
2.100% due 08/01/27  200,000 194,014
2.500% due 02/01/31  100,000 90,123
3.300% due 08/01/40  250,000 189,887
3.500% due 08/01/50  45,000 30,403
4.400% due 03/01/32  100,000 97,622
4.950% due 07/01/50  200,000 169,273
5.900% due 10/01/54  25,000 24,074
6.150% due 01/15/33  45,000 47,785
6.400% due 06/15/33  200,000 216,068
6.700% due 04/01/53  105,000 110,954
6.750% due 01/15/53  100,000 106,907
PacifiCorp
2.900% due 06/15/52  80,000 46,910
3.500% due 06/15/29  35,000 34,031
4.125% due 01/15/49  70,000 52,356
5.350% due 12/01/53  300,000 263,778
PECO Energy Co.
2.800% due 06/15/50  45,000 28,289
3.000% due 09/15/49  55,000 36,255
3.900% due 03/01/48  60,000 47,162
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 401,407
4.722% due 06/01/39  50,000 49,503
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 31,314
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 102,790
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,752
4.150% due 10/01/45  25,000 21,037
4.150% due 06/15/48  100,000 82,473
4.750% due 07/15/43  50,000 45,844
5.250% due 05/15/53  100,000 96,223
Progress Energy, Inc.
7.750% due 03/01/31  100,000 114,566
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 60,568
3.700% due 06/15/28  50,000 49,807
3.800% due 06/15/47  50,000 38,360
5.150% due 09/15/35  100,000 101,421
5.250% due 04/01/53  115,000 107,320
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,980
4.400% due 07/01/28  165,000 166,735
a
Principal
Amount Value
Public Service Co. of Oklahoma
2.200% due 08/15/31  $ 100,000 $ 88,898
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 54,348
3.000% due 03/01/51  100,000 65,845
3.100% due 03/15/32  100,000 92,879
3.200% due 08/01/49  60,000 41,349
4.050% due 05/01/48  25,000 20,258
4.900% due 08/15/35  145,000 146,400
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 89,587
5.200% due 04/01/29  55,000 56,551
5.450% due 04/01/34  55,000 56,844
6.125% due 10/15/33  100,000 107,866
Puget Energy, Inc.
4.224% due 03/15/32  70,000 67,300
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 35,105
5.330% due 06/15/34  115,000 118,645
5.795% due 03/15/40  25,000 26,005
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 84,864
3.750% due 06/01/47  50,000 38,320
4.100% due 06/15/49  100,000 79,534
4.150% due 05/15/48  25,000 20,205
5.400% due 04/15/35  130,000 134,630
Sempra
3.400% due 02/01/28  65,000 64,038
3.800% due 02/01/38  100,000 86,023
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 50,084
Southern California Edison Co.
2.250% due 06/01/30  120,000 109,017
2.850% due 08/01/29  75,000 71,139
2.950% due 02/01/51  120,000 73,286
3.650% due 03/01/28  50,000 49,447
3.650% due 02/01/50  70,000 48,990
3.900% due 03/15/43  50,000 38,618
4.125% due 03/01/48  10,000 7,625
4.500% due 09/01/40  50,000 43,755
5.300% due 03/01/28  200,000 204,309
5.750% due 04/15/54  350,000 329,707
Southern California Gas Co.
5.200% due 06/01/33  200,000 206,954
5.450% due 06/15/35  200,000 208,830
Southern Co.
4.250% due 07/01/36  30,000 28,141
5.700% due 10/15/32  65,000 68,968
6.375% due 03/15/55  300,000 313,278
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 251,357
Southwest Gas Corp.
3.800% due 09/29/46  50,000 38,062
4.050% due 03/15/32  60,000 57,923
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 132,267
3.900% due 04/01/45  50,000 38,908
4.100% due 09/15/28  50,000 50,029
6.200% due 03/15/40  50,000 53,287
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 74,155
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 60,384

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
System Energy Resources, Inc.
5.300% due 12/15/34  $ 35,000 $ 35,395
Tampa Electric Co.
4.300% due 06/15/48  50,000 41,478
4.450% due 06/15/49  50,000 41,912
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 88,601
Union Electric Co.
2.625% due 03/15/51  200,000 121,330
3.900% due 04/01/52  30,000 23,095
5.250% due 01/15/54  155,000 145,405
8.450% due 03/15/39  100,000 129,536
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 88,951
2.400% due 03/30/32  50,000 44,547
3.750% due 05/15/27  80,000 79,898
3.800% due 09/15/47  50,000 38,419
4.000% due 11/15/46  20,000 15,929
4.900% due 09/15/35  100,000 99,567
5.000% due 04/01/33  200,000 204,920
5.650% due 03/15/55  300,000 294,880
8.875% due 11/15/38  25,000 33,448
Washington Gas Light Co.
3.650% due 09/15/49  25,000 18,267
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 95,016
4.750% due 01/15/28  50,000 50,790
Wisconsin Electric Power Co.
3.950% due 03/01/29  70,000 70,014
4.300% due 10/15/48  10,000 8,294
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 98,450
4.950% due 04/01/33  90,000 91,175
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 50,047
4.600% due 06/01/32  35,000 34,827
5.450% due 08/15/33  200,000 206,890
26,949,370
Total Corporate Bonds & Notes
    (Cost $303,342,431) 287,659,514
MORTGAGE-BACKED SECURITIES - 25.4%
Collateralized Mortgage Obligations - Commercial - 1.4%
Bank
1.844% due 03/15/63  131,250 117,163
1.997% due 11/15/53  250,000 221,328
2.470% due 09/15/64  500,000 447,750
2.649% due 01/15/63  200,000 186,230
2.920% due 12/15/52  200,000 189,520
3.175% due 09/15/60  196,209 193,667
3.625% due 05/15/50  500,000 495,337
Bank5
5.282% due 08/15/63  337,562 348,868
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 270,444
2.639% due 02/15/53  200,000 186,375
3.662% due 04/15/55 § 300,000 279,980
5.297% due 12/15/58  300,000 309,897
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 221,932
1.925% due 07/15/53  197,917 175,992
a
Principal
Amount Value
2.576% due 11/15/54  $ 350,000 $ 314,143
2.577% due 04/15/54  200,000 180,052
2.732% due 02/15/53  200,000 187,120
4.121% due 07/15/51 § 200,000 199,242
5.249% due 01/15/58 § 54,545 56,390
5.754% due 07/15/56  181,000 191,780
CD Mortgage Trust
3.456% due 11/13/50  175,000 172,876
COMM Mortgage Trust
4.228% due 05/10/51  400,000 394,308
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 585,197
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
1.350% due 05/25/30  575,000 516,030
1.406% due 08/25/30  250,000 223,003
1.477% due 04/25/30  107,143 97,036
1.517% due 03/25/30  222,222 202,059
1.547% due 10/25/30  200,000 178,457
1.558% due 04/25/30  140,000 127,044
1.621% due 12/25/30  186,667 166,714
1.872% due 01/25/30  166,667 153,943
2.020% due 03/25/31  250,000 226,751
2.361% due 10/25/36  250,000 202,132
2.524% due 10/25/29  200,000 190,296
2.673% due 09/25/29  200,000 191,469
2.862% due 05/25/26  382,710 380,708
3.303% due 11/25/27 § 609,000 603,483
3.422% due 02/25/29  196,721 194,168
3.800% due 10/25/32 § 350,000 339,937
3.926% due 06/25/28  100,000 100,178
3.990% due 08/25/33 § 42,000 40,908
4.050% due 07/25/33  318,182 312,151
4.200% due 05/25/33  484,691 480,428
4.290% due 07/25/30 § 300,000 302,744
4.404% due 04/25/30  200,000 202,801
4.430% due 02/25/33 § 70,370 70,828
5.355% due 01/25/29 § 350,000 363,686
Federal National Mortgage Association-ACES
1.270% due 07/25/30  200,000 177,206
1.465% due 02/25/31 § 245,000 215,405
1.668% due 10/25/31 § 250,000 218,222
1.684% due 11/25/32 § 500,000 428,294
1.821% due 02/25/30  43,963 40,313
2.928% due 01/25/28 § 383,633 376,956
2.980% due 08/25/29  412,472 399,400
2.984% due 12/25/27 § 113,415 111,870
3.061% due 05/25/27 § 126,943 125,734
3.625% due 08/25/30 § 298,849 293,838
4.181% due 07/25/28 § 334,091 336,292
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53  300,000 257,268
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 227,733
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 226,282
3.453% due 07/15/50  500,000 494,851
4.184% due 06/15/51  200,000 199,818
15,922,027
Federal Home Loan Mortgage Corp. - 6.2%
1.500% due 02/01/37 - 05/01/51 3,567,761 2,950,711
2.000% due 09/01/35 - 02/01/52 13,021,820 11,044,704
2.500% due 08/01/28 - 04/01/52 15,212,993 13,047,237

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
3.000% due 09/01/26 - 08/01/52 $ 7,969,219 $ 7,275,493
3.500% due 03/01/26 - 09/01/49 4,598,028 4,375,363
4.000% due 04/01/26 - 01/01/53 3,793,666 3,661,693
4.500% due 05/01/38 - 05/01/53 4,034,350 3,985,319
5.000% due 12/01/31 - 12/01/53 5,751,159 5,776,352
5.500% due 04/01/34 - 09/01/55 5,139,503 5,234,026
6.000% due 04/01/36 - 08/01/55 9,486,663 9,771,450
6.500% due 08/01/37 - 06/01/55 3,516,219 3,665,919
70,788,267
Federal National Mortgage Association - 10.8%
1.500% due 12/01/35 - 11/01/51 8,467,185 7,131,421
2.000% due 11/01/35 - 03/01/52 46,932,013 38,892,600
2.500% due 10/01/27 - 04/01/52 23,038,784 19,944,567
3.000% due 02/01/27 - 04/01/52 13,612,071 12,395,492
3.500% due 10/01/26 - 02/01/53 10,910,666 10,308,864
4.000% due 01/01/26 - 08/01/52 7,525,350 7,275,814
4.500% due 05/01/29 - 03/01/53 4,388,528 4,347,014
5.000% due 04/01/34 - 06/01/53 2,945,825 2,969,081
5.500% due 11/01/33 - 02/01/55 9,535,580 9,708,719
6.000% due 09/01/34 - 08/01/54 5,317,927 5,480,968
6.440% (RFUCC + 1.690%)
due 08/01/39 § 1,354 1,403
6.500% due 09/01/36 - 08/01/54 3,363,401 3,503,452
6.577% (RFUCC + 1.695%)
due 06/01/38 § 661 679
121,960,074
Government National Mortgage Association - 5.8%
due 01/20/55 # 500,000 414,217
due 01/20/55 # 550,000 568,605
due 01/20/55 # 400,000 403,941
due 01/20/55 # 900,000 898,084
due 01/20/56 # 250,000 243,555
2.000% due 10/20/50 - 03/20/52 10,726,825 8,894,211
2.500% due 01/20/43 - 04/20/52 11,293,883 9,771,341
3.000% due 08/20/42 - 08/20/52 8,351,981 7,576,076
3.500% due 10/15/41 - 10/20/52 6,747,293 6,269,427
4.000% due 06/15/39 - 11/20/52 5,172,597 4,962,668
4.500% due 02/15/39 - 10/20/54 4,828,128 4,752,244
5.000% due 05/15/36 - 06/20/55 6,144,412 6,160,479
5.500% due 04/15/37 - 06/20/55 7,843,504 7,950,253
6.000% due 01/15/38 - 06/20/55 4,603,873 4,708,684
6.500% due 10/15/38 - 03/20/55 1,542,822 1,598,755
65,172,540
Uniform Mortgage-Backed Securities - 1.2%
due 01/01/40 # 1,500,000 1,519,327
due 01/01/55 # 3,175,000 3,219,891
due 01/01/55 # 1,525,000 1,585,080
due 01/01/55 # 2,550,000 2,618,553
due 01/01/55 # 3,700,000 3,690,461
due 01/01/55 # 800,000 781,101
13,414,413
Total Mortgage-Backed Securities
    (Cost $309,639,823) 287,257,321
ASSET-BACKED SECURITIES - 0.4%
Automobile Sequential - 0.2%
BMW Vehicle Lease Trust
4.430% due 06/26/28  100,000 100,909
a
Principal
Amount Value
CarMax Auto Owner Trust
4.350% due 07/15/30  $ 50,000 $ 50,466
4.600% due 10/15/29  97,000 98,066
4.840% due 01/15/30  75,000 76,141
Carvana Auto Receivables Trust
4.140% due 12/10/30  190,000 190,648
Exeter Automobile Receivables Trust
4.390% due 09/17/29  50,000 50,236
Ford Credit Auto Owner Trust
3.910% due 04/15/30  91,000 91,377
Ford Credit Floorplan Master Owner Trust A
4.060% due 09/15/30  129,000 129,542
Gm Financial Automobile Leasing Trust
4.580% due 05/22/28  92,000 92,861
GM Financial Consumer Automobile Receivables
Trust
4.180% due 08/16/30  38,000 38,329
4.620% due 12/17/29  133,000 134,422
Honda Auto Receivables Owner Trust
4.150% due 10/15/29  68,000 68,452
4.330% due 05/15/29  117,000 117,686
Hyundai Auto Receivables Trust
3.990% due 09/16/30  100,000 100,454
Mercedes-Benz Auto Lease Trust
3.880% due 04/16/29  200,000 200,304
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  75,000 76,121
Nissan Auto Lease Trust
4.750% due 03/15/28  90,000 91,133
Santander Drive Auto Receivables Trust
4.380% due 01/15/30  229,000 230,210
Toyota Auto Receivables Owner Trust
4.110% due 03/15/30  100,000 100,753
4.340% due 11/15/29  88,000 88,738
Volkswagen Auto Lease Trust
4.500% due 06/20/28  90,000 90,939
Volkswagen Auto Loan Enhanced Trust
3.920% due 03/20/30  80,000 80,252
World Omni Auto Receivables Trust
3.950% due 03/17/31  83,000 83,296
2,381,335
Credit Card Bullet - 0.1%
American Express Credit Account Master Trust
4.560% due 12/17/29  300,000 305,019
BA Credit Card Trust
4.930% due 05/15/29  350,000 355,634
Chase Issuance Trust
4.160% due 07/15/30  233,000 235,438
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 276,165
Synchrony Card Funding LLC
4.490% due 05/15/31  200,000 203,059
WF Card Issuance Trust
4.290% due 10/15/29  99,000 100,012
1,475,327
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  249,443 251,644
John Deere Owner Trust
4.170% due 12/17/29  200,000 201,726
Verizon Master Trust
5.160% due 06/20/29  125,000 125,750

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.340% due 04/22/30  $ 300,000 $ 306,009
885,129
Total Asset-Backed Securities
    (Cost $4,729,915) 4,741,791
U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Federal Home Loan Banks
3.250% due 11/16/28  1,000,000 994,524
4.750% due 04/09/27  1,470,000 1,494,922
5.500% due 07/15/36  100,000 109,516
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 538,290
Federal National Mortgage Association
0.750% due 10/08/27  800,000 762,803
0.875% due 08/05/30  500,000 441,338
5.625% due 07/15/37  100,000 110,278
6.625% due 11/15/30  500,000 564,009
7.125% due 01/15/30  525,000 592,861
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,633
3.875% due 03/15/28  318,000 320,348
4.250% due 09/15/65  200,000 165,287
5.250% due 09/15/39  25,000 26,446
5.375% due 04/01/56  50,000 50,741
7.125% due 05/01/30  50,000 56,692
Total U.S. Government Agency Issues
    (Cost $6,500,603) 6,311,688
U.S. TREASURY OBLIGATIONS - 45.4%
U.S. Treasury Bonds - 9.8%
1.125% due 05/15/40  1,750,000 1,111,045
1.125% due 08/15/40  1,700,000 1,068,477
1.250% due 05/15/50  1,850,000 886,193
1.375% due 11/15/40  3,000,000 1,948,477
1.375% due 08/15/50  3,600,000 1,770,961
1.625% due 11/15/50  2,100,000 1,103,074
1.750% due 08/15/41  2,750,000 1,856,519
1.875% due 02/15/41  4,100,000 2,865,836
1.875% due 02/15/51  3,100,000 1,733,275
1.875% due 11/15/51  2,400,000 1,327,406
2.000% due 02/15/50  2,250,000 1,319,590
2.000% due 08/15/51  4,200,000 2,407,289
2.250% due 05/15/41  4,200,000 3,090,527
2.250% due 08/15/46  2,150,000 1,415,557
2.250% due 08/15/49  1,350,000 847,020
2.250% due 02/15/52  2,700,000 1,639,090
2.375% due 02/15/42  3,250,000 2,393,384
2.375% due 11/15/49  1,950,000 1,253,027
2.375% due 05/15/51  3,500,000 2,206,914
2.500% due 02/15/46  1,600,000 1,114,687
2.500% due 05/15/46  1,000,000 693,906
2.750% due 08/15/42  450,000 347,502
2.750% due 11/15/42  1,850,000 1,422,187
2.750% due 11/15/47  1,100,000 783,965
2.875% due 08/15/45  1,000,000 750,391
2.875% due 05/15/49  1,275,000 915,161
2.875% due 05/15/52  2,750,000 1,922,368
3.000% due 05/15/42  1,075,000 865,417
3.000% due 05/15/45  250,000 192,480
a
Principal
Amount Value
3.000% due 02/15/47  $ 500,000 $ 376,582
3.000% due 05/15/47  700,000 525,875
3.000% due 02/15/48  2,000,000 1,488,906
3.000% due 08/15/48  1,500,000 1,111,055
3.000% due 02/15/49  2,000,000 1,473,828
3.000% due 08/15/52  3,000,000 2,149,746
3.125% due 11/15/41  975,000 806,622
3.125% due 02/15/43  1,000,000 809,102
3.125% due 08/15/44  600,000 475,078
3.125% due 05/15/48  2,700,000 2,051,473
3.250% due 05/15/42  2,000,000 1,668,594
3.375% due 08/15/42  1,250,000 1,056,934
3.625% due 08/15/43  1,525,000 1,316,861
3.625% due 02/15/44  500,000 429,395
3.625% due 02/15/53  3,350,000 2,713,238
3.625% due 05/15/53  3,500,000 2,832,471
3.750% due 08/15/41  1,300,000 1,172,031
3.750% due 11/15/43  1,000,000 876,680
3.875% due 02/15/43  750,000 674,956
3.875% due 05/15/43  2,500,000 2,243,457
4.000% due 11/15/52  2,200,000 1,908,801
4.125% due 08/15/53  1,000,000 885,547
4.250% due 11/15/40  750,000 723,955
4.250% due 02/15/54  4,000,000 3,617,500
4.375% due 05/15/40  1,025,000 1,008,023
4.375% due 05/15/41  775,000 755,383
4.375% due 08/15/43  1,000,000 955,508
4.500% due 02/15/36  1,750,000 1,807,080
4.500% due 05/15/38  500,000 509,668
4.500% due 08/15/39  700,000 701,531
4.500% due 02/15/44  1,750,000 1,693,603
4.625% due 05/15/54  750,000 722,520
4.625% due 02/15/55  4,000,000 3,854,062
4.625% due 11/15/55  1,000,000 963,594
4.750% due 02/15/41  1,350,000 1,374,521
4.750% due 11/15/43  750,000 750,322
4.750% due 02/15/45  2,000,000 1,990,469
4.750% due 11/15/53  750,000 736,494
4.750% due 05/15/55  4,800,000 4,717,875
4.750% due 08/15/55  3,250,000 3,196,172
4.875% due 08/15/45  3,000,000 3,030,000
5.000% due 05/15/45  5,873,900 6,031,761
5.375% due 02/15/31  1,100,000 1,182,887
110,621,885
U.S. Treasury Notes - 35.6%
0.500% due 06/30/27  1,000,000 957,031
0.500% due 08/31/27  2,500,000 2,380,762
0.500% due 10/31/27  2,000,000 1,895,312
0.625% due 12/31/27  3,000,000 2,836,289
0.625% due 05/15/30  2,350,000 2,062,722
0.625% due 08/15/30  3,400,000 2,959,062
0.750% due 01/31/28  2,500,000 2,364,014
0.875% due 11/15/30  4,250,000 3,715,928
1.000% due 07/31/28  2,000,000 1,876,836
1.125% due 02/28/27  750,000 729,888
1.125% due 02/29/28  2,750,000 2,615,938
1.125% due 08/31/28  2,750,000 2,583,765
1.125% due 02/15/31  3,500,000 3,082,119
1.250% due 03/31/28  4,000,000 3,807,578
1.250% due 04/30/28  2,500,000 2,375,391
1.250% due 05/31/28  3,000,000 2,844,844
1.250% due 06/30/28  1,500,000 1,419,873
1.250% due 09/30/28  3,000,000 2,822,461

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
1.250% due 08/15/31  $ 5,500,000 $ 4,792,842
1.375% due 10/31/28  4,000,000 3,769,062
1.375% due 12/31/28  2,400,000 2,253,609
1.375% due 11/15/31  5,500,000 4,791,875
1.500% due 01/31/27  3,500,000 3,425,557
1.500% due 11/30/28  2,500,000 2,359,961
1.625% due 08/15/29  2,000,000 1,867,305
1.625% due 05/15/31  6,000,000 5,376,563
1.750% due 01/31/29  1,500,000 1,421,455
1.875% due 02/28/27  3,000,000 2,945,039
1.875% due 02/28/29  2,000,000 1,899,805
1.875% due 02/15/32  3,500,000 3,122,178
2.250% due 08/15/27  4,200,000 4,118,953
2.250% due 11/15/27  2,300,000 2,249,328
2.375% due 05/15/27  2,750,000 2,708,965
2.375% due 03/31/29  2,675,000 2,577,718
2.375% due 05/15/29  1,000,000 961,680
2.500% due 03/31/27  2,500,000 2,469,482
2.625% due 05/31/27  2,500,000 2,470,508
2.625% due 02/15/29  2,750,000 2,674,321
2.625% due 07/31/29  2,000,000 1,934,648
2.750% due 04/30/27  2,000,000 1,980,898
2.750% due 07/31/27  1,500,000 1,483,271
2.750% due 02/15/28  3,500,000 3,447,705
2.750% due 05/31/29  2,000,000 1,946,680
2.750% due 08/15/32  3,000,000 2,796,973
2.875% due 05/15/28  2,500,000 2,464,746
2.875% due 08/15/28  1,750,000 1,722,178
2.875% due 04/30/29  2,000,000 1,956,172
2.875% due 05/15/32  3,500,000 3,300,732
3.125% due 08/31/27  2,500,000 2,485,986
3.125% due 11/15/28  3,000,000 2,966,895
3.125% due 08/31/29  1,500,000 1,474,922
3.250% due 06/30/27  3,000,000 2,990,098
3.250% due 06/30/29  1,750,000 1,730,278
3.375% due 11/30/27  2,000,000 1,996,289
3.375% due 12/31/27  2,750,000 2,744,683
3.375% due 05/15/33  4,250,000 4,086,641
3.500% due 09/30/27  3,000,000 3,000,820
3.500% due 10/31/27  1,000,000 1,000,293
3.500% due 01/31/28  2,100,000 2,100,697
3.500% due 04/30/28  2,500,000 2,499,902
3.500% due 10/15/28  3,000,000 2,997,305
3.500% due 09/30/29  2,500,000 2,489,941
3.500% due 01/31/30  1,500,000 1,491,621
3.500% due 04/30/30  1,750,000 1,737,695
3.500% due 11/30/30  4,000,000 3,960,312
3.500% due 02/15/33  4,750,000 4,616,870
3.625% due 08/31/27  2,500,000 2,505,762
3.625% due 03/31/28  3,250,000 3,259,141
3.625% due 05/31/28  3,500,000 3,509,502
3.625% due 08/31/29  3,500,000 3,500,068
3.625% due 03/31/30  2,000,000 1,996,523
3.625% due 08/31/30  2,500,000 2,491,553
3.625% due 09/30/30  3,000,000 2,988,867
3.625% due 10/31/30  1,000,000 995,938
3.625% due 12/31/30  2,000,000 1,990,547
3.750% due 04/30/27  1,000,000 1,003,281
3.750% due 06/30/27  3,000,000 3,011,953
3.750% due 04/15/28  1,750,000 1,759,331
3.750% due 12/31/28  2,750,000 2,766,060
3.750% due 10/31/32  2,500,000 2,472,656
3.875% due 05/31/27  13,000,000 13,067,539
a
Principal
Amount Value
3.875% due 07/31/27  $ 7,000,000 $ 7,041,562
3.875% due 11/30/27  2,500,000 2,518,066
3.875% due 12/31/27  1,500,000 1,511,367
3.875% due 07/15/28  6,000,000 6,051,328
3.875% due 09/30/29  1,500,000 1,513,154
3.875% due 04/30/30  2,500,000 2,519,922
3.875% due 06/30/30  1,500,000 1,511,455
3.875% due 08/31/32  3,000,000 2,992,676
3.875% due 12/31/32  2,000,000 1,991,406
3.875% due 08/15/33  2,000,000 1,983,828
3.875% due 08/15/34  1,000,000 984,824
4.000% due 06/30/28  2,750,000 2,782,603
4.000% due 01/31/29  3,000,000 3,038,789
4.000% due 07/31/29  3,000,000 3,039,316
4.000% due 10/31/29  1,500,000 1,519,834
4.000% due 02/28/30  2,000,000 2,025,820
4.000% due 05/31/30  22,000,000 22,283,594
4.000% due 07/31/30  1,750,000 1,772,456
4.000% due 01/31/31  1,500,000 1,517,607
4.000% due 04/30/32  3,000,000 3,020,039
4.000% due 02/15/34  5,750,000 5,733,379
4.000% due 11/15/35  500,000 492,852
4.125% due 02/28/27  1,000,000 1,006,875
4.125% due 09/30/27  1,000,000 1,010,801
4.125% due 10/31/27  3,000,000 3,033,574
4.125% due 11/15/27  1,500,000 1,517,285
4.125% due 07/31/28  2,000,000 2,030,078
4.125% due 10/31/29  1,500,000 1,525,928
4.125% due 11/30/29  3,000,000 3,052,324
4.125% due 08/31/30  1,750,000 1,781,104
4.125% due 07/31/31  2,000,000 2,032,891
4.125% due 11/30/31  1,750,000 1,776,660
4.125% due 02/29/32  1,500,000 1,521,416
4.125% due 03/31/32  2,000,000 2,027,773
4.125% due 11/15/32  3,450,000 3,489,891
4.250% due 03/15/27  3,000,000 3,025,898
4.250% due 01/15/28  1,000,000 1,014,883
4.250% due 02/15/28  3,000,000 3,046,289
4.250% due 02/28/29  5,000,000 5,102,051
4.250% due 06/30/29  2,000,000 2,042,656
4.250% due 01/31/30  3,000,000 3,067,148
4.250% due 02/28/31  2,000,000 2,046,289
4.250% due 06/30/31  2,000,000 2,045,703
4.250% due 11/15/34  1,000,000 1,010,723
4.250% due 05/15/35  9,500,000 9,580,898
4.250% due 08/15/35  4,500,000 4,533,047
4.375% due 07/15/27  2,500,000 2,533,496
4.375% due 08/31/28  2,500,000 2,553,174
4.375% due 11/30/28  2,500,000 2,557,129
4.375% due 12/31/29  2,500,000 2,567,334
4.375% due 11/30/30  1,750,000 1,800,586
4.375% due 01/31/32  2,000,000 2,055,977
4.375% due 05/15/34  4,500,000 4,599,580
4.500% due 05/31/29  2,000,000 2,057,852
4.500% due 12/31/31  1,000,000 1,035,020
4.500% due 11/15/33  2,500,000 2,581,885
4.625% due 09/30/28  2,500,000 2,571,045
4.625% due 04/30/29  3,000,000 3,097,500
4.625% due 04/30/31  1,500,000 1,561,641
4.625% due 05/31/31  3,000,000 3,123,164
4.625% due 02/15/35  5,000,000 5,191,113
4.875% due 10/31/28  2,000,000 2,071,133

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.875% due 10/31/30  $ 2,000,000 $ 2,101,328
402,537,010
Total U.S. Treasury Obligations
    (Cost $542,096,003) 513,158,895
FOREIGN GOVERNMENT BONDS & NOTES - 1.6%
Canada Government (Canada)
3.750% due 04/26/28
300,000
301,627
4.000% due 03/18/30
145,000
146,692
Chile Government (Chile)
2.550% due 07/27/33
250,000
216,975
3.500% due 01/31/34
200,000
184,390
3.860% due 06/21/47
300,000
240,765
4.950% due 01/05/36
200,000
202,130
Export Development Canada (Canada)
3.000% due 05/25/27
200,000
198,489
3.750% due 09/07/27
100,000
100,354
3.875% due 02/14/28
100,000
100,673
Export-Import Bank of Korea (South Korea)
1.625% due 01/18/27
400,000
391,799
5.000% due 01/11/28
150,000
153,726
5.125% due 01/11/33
200,000
209,923
Indonesia Government (Indonesia)
2.850% due 02/14/30
200,000
189,221
3.550% due 03/31/32
200,000
189,707
4.200% due 10/15/50
300,000
247,533
4.550% due 01/11/28
200,000
202,076
4.900% due 04/16/36
150,000
149,852
5.600% due 01/15/35
200,000
211,744
Israel Government (Israel)
2.750% due 07/03/30
200,000
186,635
5.500% due 03/12/34
200,000
207,451
5.625% due 02/19/35
200,000
209,113
Japan Bank for International Cooperation (Japan)
1.250% due 01/21/31
200,000
175,539
1.875% due 04/15/31
200,000
180,226
3.250% due 07/20/28
200,000
197,766
4.625% due 07/19/28
200,000
204,593
Japan International Cooperation Agency (Japan)
3.375% due 06/12/28
200,000
198,277
Korea Development Bank (South Korea)
4.500% due 02/15/29
250,000
254,436
4.875% due 02/03/30
200,000
206,940
Korea International (South Korea)
1.750% due 10/15/31
200,000
178,069
2.750% due 01/19/27
200,000
198,221
Mexico Government (Mexico)
2.659% due 05/24/31
200,000
178,500
3.500% due 02/12/34
200,000
173,400
4.150% due 03/28/27
200,000
200,100
4.280% due 08/14/41
200,000
161,200
4.500% due 01/31/50
200,000
152,000
4.600% due 01/23/46
250,000
196,750
4.600% due 02/10/48
200,000
155,200
4.750% due 04/27/32
350,000
341,557
4.750% due 03/08/44
264,000
218,196
6.400% due 05/07/54
500,000
482,000
6.625% due 01/29/38
200,000
209,200
6.750% due 09/27/34
225,000
244,631
6.875% due 05/13/37
300,000
320,850
Panama Government (Panama)
3.870% due 07/23/60
200,000
132,970
a
Principal
Amount Value
4.500% due 05/15/47
$ 350,000
$ 278,548
6.400% due 02/14/35
265,000
280,131
6.700% due 01/26/36
100,000
107,835
8.000% due 03/01/38
200,000
234,020
8.875% due 09/30/27
100,000
107,420
Peruvian Government (Peru)
2.780% due 12/01/60
200,000
109,080
2.783% due 01/23/31
300,000
277,590
3.300% due 03/11/41
250,000
193,650
5.375% due 02/08/35
70,000
71,680
5.500% due 03/30/36
111,000
113,342
Philippine Government (Philippines)
1.648% due 06/10/31
200,000
174,336
2.950% due 05/05/45
200,000
140,678
3.000% due 02/01/28
200,000
196,035
4.750% due 03/05/35
100,000
100,433
5.900% due 02/04/50
200,000
209,364
6.375% due 10/23/34
250,000
281,118
7.750% due 01/14/31
200,000
232,485
Province of Alberta Canada (Canada)
1.300% due 07/22/30
250,000
223,626
4.500% due 01/24/34
150,000
151,961
Province of British Columbia (Canada)
1.300% due 01/29/31
500,000
439,952
4.200% due 07/06/33
100,000
99,487
4.800% due 06/11/35
225,000
230,112
4.900% due 04/24/29
200,000
207,431
Province of Manitoba Canada (Canada)
1.500% due 10/25/28
155,000
146,098
Province of New Brunswick Canada (Canada)
3.625% due 02/24/28
50,000
49,874
Province of Ontario (Canada)
1.050% due 05/21/27
200,000
193,006
2.000% due 10/02/29
100,000
93,991
2.125% due 01/21/32
150,000
134,139
3.900% due 09/04/30
400,000
400,737
4.850% due 06/11/35
90,000
92,737
Province of Quebec (Canada)
1.350% due 05/28/30
50,000
44,977
3.625% due 04/13/28
200,000
199,944
4.250% due 09/05/34
100,000
98,976
4.500% due 04/03/29
200,000
204,907
4.625% due 08/28/35
133,000
134,334
7.500% due 09/15/29
75,000
84,556
Republic of Italy Government (Italy)
3.875% due 05/06/51
200,000
147,334
4.000% due 10/17/49
200,000
153,877
Republic of Poland Government (Poland)
4.875% due 02/12/30
100,000
103,116
5.125% due 09/18/34
250,000
256,641
5.500% due 11/16/27
250,000
257,857
5.500% due 03/18/54
145,000
139,190
State of Israel (Israel)
3.375% due 01/15/50
500,000
336,634
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27
200,000
200,552
4.250% due 02/01/29
200,000
203,540
Uruguay Government (Uruguay)
4.125% due 11/20/45
143,467
126,258
4.375% due 10/27/27
133,333
134,147
5.100% due 06/18/50
200,000
189,290

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.750% due 10/28/34
$ 200,000
$ 213,600
Total Foreign Government Bonds & Notes
    (Cost $19,150,690) 18,002,122
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,339
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,407
7.043% due 04/01/50  50,000 57,164
California State University
2.975% due 11/01/51  50,000 33,441
5.183% due 11/01/53  200,000 190,332
Central Puget Sound Regional Transit Authority
5.491% due 11/01/39  25,000 25,723
Chicago O'Hare International Airport
4.472% due 01/01/49  30,000 26,327
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.899% due 12/01/40  85,938 96,538
City of Atlanta Water & Wastewater Revenue
2.257% due 11/01/35  100,000 85,344
City of Houston
3.961% due 03/01/47  50,000 43,085
City of New York
5.517% due 10/01/37  40,000 40,722
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 101,584
5.456% due 12/01/39  25,000 25,570
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 138,792
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 137,300
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 86,340
Dallas Independent School District
6.450% due 02/15/35  50,000 50,813
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,457
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 109,834
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 173,438
Louisiana Local Government Environmental
Facilities & Community Development Authority
Class A3
5.198% due 12/01/39  300,000 309,503
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 59,935
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 27,067
6.655% due 04/01/57  93,000 101,463
New Jersey Economic Development Authority
7.425% due 02/15/29  125,000 130,569
New Jersey Turnpike Authority
7.102% due 01/01/41  100,000 116,961
New York City Municipal Water Finance Authority
5.952% due 06/15/42  50,000 51,544
6.011% due 06/15/42  10,000 10,369
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 74,742
a
Principal
Amount Value
Permanent University Fund - University of Texas
System
3.376% due 07/01/47  $ 185,000 $ 139,572
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 161,008
4.031% due 09/01/48  50,000 41,704
4.229% due 10/15/57  30,000 24,571
4.458% due 10/01/62  100,000 83,924
5.647% due 11/01/40  150,000 159,960
Regents of the University of California Medical
Center Pooled Revenue
4.132% due 05/15/32  100,000 99,248
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 9,938
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,162
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 50,507
State Board of Administration Finance Corp.
2.154% due 07/01/30  100,000 92,053
State of California
1.700% due 02/01/28  200,000 192,535
3.500% due 04/01/28  100,000 99,790
5.125% due 03/01/38  200,000 203,280
7.300% due 10/01/39  100,000 116,487
7.500% due 04/01/34  50,000 58,377
7.600% due 11/01/40  270,000 330,861
7.625% due 03/01/40  40,000 48,274
State of Texas
5.517% due 04/01/39  93,731 96,154
State of Wisconsin
3.154% due 05/01/27  250,000 248,741
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,588
University of California
4.767% due 05/15/15  75,000 61,069
4.858% due 05/15/12  100,000 83,129
University of Michigan
3.599% due 04/01/47  80,000 67,096
4.454% due 04/01/22  100,000 77,934
Total Municipal Bonds
    (Cost $5,515,396) 4,990,665
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,190,974,861) 1,122,121,996
Shares
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
3.640% 160,117 160,117

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 0.0%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$331,860; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value
of $338,497) $ 331,788 $ 331,788
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$273,392; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $279,421) 272,995 272,995
604,783
Total Securities Lending Collateral
(Cost $764,900) 764,900
a
TOTAL INVESTMENTS - 99.3%
(Cost $1,191,739,761) 1,122,886,896
OTHER ASSETS & LIABILITIES, NET - 0.7% 8,395,357
NET ASSETS - 100.0% $ 1,131,282,253
U.S. Treasury Obligations 45 .4%
Corporate Bonds & Notes 25 .4%
Mortgage-Backed Securities 25 .4%
Others (each less than 3.0%) 3 .1%
99 .3%
Other Assets and Liabilities, Net 0 .7%
100 .0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 287,659,514 $ – $ 287,659,514 $ –
Mortgage-Backed Securities 287,257,321 – 287,257,321 –
Asset-Backed Securities 4,741,791 – 4,741,791 –
U.S. Government Agency Issues 6,311,688 – 6,311,688 –
U.S. Treasury Obligations 513,158,895 – 513,158,895 –
Foreign Government Bonds & Notes 18,002,122 – 18,002,122 –
Municipal Bonds 4,990,665 – 4,990,665 –
Securities Lending Collateral 764,900 160,117 604,783 –
Total $ 1,122,886,896 $ 160,117 $ 1,122,726,779 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.1%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 1,870
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Yeoman Capital SA * Ω (Luxembourg)  11,918 89,385
89,385
Industrial - 0.1%
spacing
Luxco Co. Ltd. * Ω (France)  6,969 125,511
Total Common Stocks
    (Cost $433,841) 216,766
Principal
Amount
CORPORATE BONDS & NOTES - 98.2%
Basic Materials - 5.4%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 100,000 98,519
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~ 80,000 80,067
7.125% due 03/15/31 ~ 58,000 61,839
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 50,000 41,923
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 200,000 207,331
6.375% due 09/15/32 ~ 204,000 212,627
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 20,000 21,248
11.500% due 10/01/31 ~ 125,000 137,726
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 25,000 24,133
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV
4.750% due 06/15/27 ~ 240,000 240,416
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 88,000 91,397
Carpenter Technology Corp.
5.625% due 03/01/34 ~ 71,000 72,205
Celanese U.S. Holdings LLC
1.400% due 08/05/26  55,000 54,164
6.500% due 04/15/30  6,000 6,035
6.750% due 04/15/33 † 283,000 281,771
6.830% due 07/15/29  221,000 232,023
6.850% due 11/15/28  108,000 113,074
6.879% due 07/15/32  207,000 215,574
7.000% due 02/15/31  95,000 97,323
7.050% due 11/15/30  123,000 129,703
7.200% due 11/15/33  103,000 108,901
7.375% due 02/15/34  152,000 154,527
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 258,000 267,998
Champion Iron Canada, Inc. (Canada)
7.875% due 07/15/32 ~ 16,000 17,051
Chemours Co.
4.625% due 11/15/29 ~ 20,000 18,103
5.375% due 05/15/27  178,000 178,832
5.750% due 11/15/28 ~ 50,000 48,667
8.000% due 01/15/33 ~ 260,000 251,981
a
Principal
Amount Value
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ $ 209,000 $ 205,981
4.875% due 03/01/31 ~ 150,000 144,498
6.250% due 10/01/40  100,000 86,903
6.750% due 04/15/30 ~ 275,000 283,149
6.875% due 11/01/29 ~ 250,000 259,097
7.000% due 03/15/32 ~ 100,000 102,625
7.375% due 05/01/33 ~ 283,000 294,575
7.500% due 09/15/31 ~ 29,000 30,614
7.625% due 01/15/34 ~ 184,000 192,424
Commercial Metals Co.
4.375% due 03/15/32  85,000 82,101
5.750% due 11/15/33 ~ 113,000 115,612
6.000% due 12/15/35 ~ 261,000 267,717
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 40,000 40,164
8.000% due 07/01/30 ~ 198,000 207,352
Consolidated Energy Finance SA (Switzerland)
5.625% due 10/15/28 ~ 150,000 97,687
6.500% due 05/15/26 ~ 100,000 97,018
12.000% due 02/15/31 ~ 50,000 35,413
Constellium SE
3.750% due 04/15/29 ~ 195,000 188,454
5.625% due 06/15/28 ~ 126,000 126,073
6.375% due 08/15/32 ~ 20,000 20,737
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~ 175,000 176,063
Domtar Corp.
6.750% due 10/01/28 ~ 195,000 164,121
Element Solutions, Inc.
3.875% due 09/01/28 ~ 133,000 130,090
FMC Corp.
3.450% due 10/01/29  208,000 184,615
4.500% due 10/01/49  100,000 63,637
5.650% due 05/18/33  86,000 75,421
6.375% due 05/18/53  74,000 55,077
8.450% due 11/01/55  149,000 118,057
Fortescue Treasury Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 136,000 131,651
4.500% due 09/15/27 ~ 200,000 199,682
5.875% due 04/15/30 ~ 53,000 54,551
6.125% due 04/15/32 ~ 229,000 239,164
HB Fuller Co.
4.250% due 10/15/28  60,000 59,519
Hecla Mining Co.
7.250% due 02/15/28  131,000 131,978
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 115,000 100,423
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 109,000 110,875
Huntsman International LLC
2.950% due 06/15/31  125,000 105,399
4.500% due 05/01/29  162,000 155,402
5.700% due 10/15/34  124,000 112,570
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/28 ~ 16,000 16,105
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 30,000 26,675
7.500% due 04/15/29 ~ 254,000 220,880
INEOS Quattro Finance 2 PLC (United Kingdom)
9.625% due 03/15/29 ~ 77,000 53,429
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 144,218

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Ingevity Corp.
3.875% due 11/01/28 ~ $ 8,000 $ 7,823
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 125,312
11.500% due 06/15/29 ~ 13,783 13,087
Inversion Escrow Issuer LLC
6.750% due 08/01/32 ~ 294,000 293,859
JW Aluminum Continuous Cast Co.
10.250% due 04/01/30 ~ 147,000 153,732
Kaiser Aluminum Corp.
5.875% due 03/01/34 ~ 236,000 237,035
Magnera Corp.
4.750% due 11/15/29 ~ 126,000 116,646
7.250% due 11/15/31 ~ 239,000 234,867
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 49,000 49,552
Mercer International, Inc. (Germany)
5.125% due 02/01/29  132,000 84,738
12.875% due 10/01/28 ~ 96,000 74,541
Methanex Corp. (Canada)
5.125% due 10/15/27  312,000 313,962
5.650% due 12/01/44  200,000 179,288
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 249,000 254,733
8.500% due 05/01/30 ~ 69,000 71,818
9.250% due 10/01/28 ~ 172,000 180,669
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 189,000 187,815
New Gold, Inc. (Canada)
6.875% due 04/01/32 ~ 85,000 90,616
Novelis Corp.
4.750% due 01/30/30 ~ 225,000 217,506
6.375% due 08/15/33 ~ 86,000 87,253
6.875% due 01/30/30 ~ 309,000 321,002
Nufarm Australia Ltd./ Nufarm Americas, Inc.
(Australia)
5.000% due 01/27/30 ~ 161,000 148,267
Olin Corp.
5.000% due 02/01/30  46,000 45,272
5.625% due 08/01/29 † 161,000 161,981
6.625% due 04/01/33 ~ 45,000 44,718
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 214,000 207,893
7.250% due 06/15/31 ~ 24,000 24,656
7.250% due 02/15/33 ~ 440,000 442,575
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 141,000 146,856
Perimeter Holdings LLC
due 01/15/34 # ~ 67,000 66,606
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 59,000 61,513
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 256,000 256,983
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 190,000 188,289
SNF Group SACA (France)
3.125% due 03/15/27 ~ 40,000 39,334
3.375% due 03/15/30 ~ 88,000 82,661
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 ~ 79,000 79,744
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 60,000 63,809
a
Principal
Amount Value
Tronox, Inc.
4.625% due 03/15/29 ~ † $ 130,000 $ 91,119
Vibrantz Technologies, Inc.
9.000% due 02/15/30 ~ 130,000 44,466
WR Grace Holdings LLC
4.875% due 06/15/27 ~ 144,000 143,736
5.625% due 08/15/29 ~ 92,000 87,932
6.625% due 08/15/32 ~ 72,000 72,971
7.375% due 03/01/31 ~ 116,000 119,226
15,089,415
Communications - 16.1%
Acuris Finance U.S., Inc./ Acuris Finance SARL
9.000% due 08/01/29 ~ 84,000 88,203
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 100,000 81,828
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ † 600,000 416,673
9.625% due 07/15/27 ~ 100,000 77,108
Altice France Lux 3/Altice Holdings 1
(Luxembourg)
10.000% due 01/15/33 ~ 200,000 183,676
Altice France SA (France)
6.500% due 10/15/31 ~ 54,020 51,340
6.500% due 04/15/32 ~ 385,050 369,373
6.875% due 10/15/30 ~ 150,000 145,623
6.875% due 07/15/32 ~ 377,349 362,104
9.500% due 11/01/29 ~ 269,535 278,457
AMC Networks, Inc.
4.250% due 02/15/29  25,000 22,239
10.250% due 01/15/29 ~ 238,000 249,731
10.500% due 07/15/32 ~ 108,000 119,411
ANGI Group LLC
3.875% due 08/15/28 ~ 172,000 159,004
APLD ComputeCo LLC
9.250% due 12/15/30 ~ 442,000 433,900
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 243,000 238,675
6.125% due 12/01/28 ~ 5,000 4,882
Bell Telephone Co. of Canada or Bell Canada
(Canada)
6.875% due 09/15/55  149,000 154,346
7.000% due 09/15/55  196,000 206,073
Belo Corp.
7.250% due 09/15/27  119,000 124,241
Block Communications, Inc.
4.875% due 03/01/28 ~ 129,000 120,599
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 130,000 128,917
Cable One, Inc.
4.000% due 11/15/30 ~ † 226,000 174,428
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 80,000 78,380
Cars.com, Inc.
6.375% due 11/01/28 ~ 150,000 150,302
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 723,000 664,766
4.250% due 01/15/34 ~ † 228,000 194,079
4.500% due 08/15/30 ~ † 583,000 549,286
4.500% due 05/01/32 † 817,000 733,815
4.500% due 06/01/33 ~ 170,000 149,005
4.750% due 03/01/30 ~ 415,000 396,602
4.750% due 02/01/32 ~ 104,000 95,127

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
5.000% due 02/01/28 ~ $ 650,000 $ 645,221
5.125% due 05/01/27 ~ 174,000 173,862
5.375% due 06/01/29 ~ 223,000 220,636
6.375% due 09/01/29 ~ 381,000 386,430
7.375% due 03/01/31 ~ 400,000 408,447
Ciena Corp.
4.000% due 01/31/30 ~ 180,000 173,752
Cipher Compute LLC
7.125% due 11/15/30 ~ 265,000 270,229
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/31 ~ 194,000 203,833
7.500% due 06/01/29 ~ 283,000 281,261
7.500% due 03/15/33 ~ 39,000 41,228
7.750% due 04/15/28 ~ 232,000 232,342
7.875% due 04/01/30 ~ 264,000 279,153
CMG Media Corp.
8.875% due 06/18/29 ~ 193,000 165,972
Cogent Communications Group LLC/Cogent
Finance, Inc.
6.500% due 07/01/32 ~ † 210,000 196,656
7.000% due 06/15/27 ~ 114,000 114,348
CommScope LLC
4.750% due 09/01/29 ~ 317,000 316,802
7.125% due 07/01/28 ~ 117,000 117,708
8.250% due 03/01/27 ~ 224,000 225,898
9.500% due 12/15/31 ~ 256,000 258,790
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 497,000 527,809
Connect Holding II LLC
10.500% due 04/03/31 ~ 517,000 490,240
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 121,279
4.125% due 12/01/30 ~ 231,000 141,855
4.500% due 11/15/31 ~ 235,000 143,900
4.625% due 12/01/30 ~ 566,000 202,654
5.000% due 11/15/31 ~ 50,000 17,901
5.375% due 02/01/28 ~ 95,000 69,022
5.500% due 04/15/27 ~ 40,000 34,326
5.750% due 01/15/30 ~ 300,000 111,150
6.500% due 02/01/29 ~ 400,000 265,408
7.500% due 04/01/28 ~ 200,000 116,656
11.250% due 05/15/28 ~ 115,000 91,596
11.750% due 01/31/29 ~ 700,000 520,501
Directv Financing LLC
8.875% due 02/01/30 ~ 649,000 657,718
Directv Financing LLC/ Directv Financing Co-
Obligor, Inc.
5.875% due 08/15/27 ~ 182,000 183,170
10.000% due 02/15/31 ~ 438,000 447,900
Discovery Communications LLC
3.625% due 05/15/30  263,000 242,455
3.950% due 03/20/28  250,000 245,750
4.125% due 05/15/29  176,000 170,224
5.000% due 09/20/37  150,000 120,200
DISH DBS Corp.
5.125% due 06/01/29  129,000 114,602
5.250% due 12/01/26 ~ 100,000 97,050
5.750% due 12/01/28 ~ 443,000 435,193
7.375% due 07/01/28  235,000 227,412
DISH Network Corp.
11.750% due 11/15/27 ~ 727,000 757,087
a
Principal
Amount Value
Dotdash Meredith, Inc.
7.625% due 06/15/32 ~ $ 15,000 $ 13,526
EchoStar Corp.
6.750% Cash or 6.750% PIK
due 11/30/30  398,474 408,722
10.750% due 11/30/29  1,144,000 1,265,929
Embarq LLC
7.995% due 06/01/36  150,000 62,244
EW Scripps Co.
9.875% due 08/15/30 ~ 296,000 295,843
Fibercop SpA (Italy)
6.000% due 09/30/34 ~ 175,000 166,660
6.375% due 11/15/33 ~ 55,000 54,639
7.200% due 07/18/36 ~ 245,000 244,449
7.721% due 06/04/38 ~ 43,000 43,267
Flash Compute LLC
7.250% due 12/31/30 ~ 230,000 228,163
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 295,000 295,794
5.875% due 10/15/27 ~ 185,000 186,129
6.000% due 01/15/30 ~ 26,000 26,462
6.750% due 05/01/29 ~ 331,000 333,720
8.625% due 03/15/31 ~ 260,000 274,433
Frontier North, Inc.
6.730% due 02/15/28 † 286,000 296,010
GCI LLC
4.750% due 10/15/28 ~ 53,000 51,738
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 198,805
6.750% due 09/30/27 ~ 156,000 158,442
7.125% due 09/30/30 ~ 42,000 43,456
Getty Images, Inc.
10.500% due 11/15/30 ~ 136,000 137,227
11.250% due 02/21/30 ~ 155,000 145,475
14.000% due 03/01/28 ~ 100,000 94,376
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
3.500% due 03/01/29 ~ 105,000 100,892
GoTo Group, Inc.
5.500% due 05/01/28 ~ 200,000 168,500
Gray Media, Inc.
4.750% due 10/15/30 ~ 66,000 51,248
5.375% due 11/15/31 ~ 299,000 224,476
7.250% due 08/15/33 ~ 334,000 341,491
9.625% due 07/15/32 ~ 36,000 37,387
10.500% due 07/15/29 ~ 124,000 133,560
iHeartCommunications , Inc.
4.750% due 01/15/28 ~ 118,000 108,578
7.750% due 08/15/30 ~ 163,990 143,638
9.125% due 05/01/29 ~ 150,000 144,588
10.875% due 05/01/30 ~ 130,000 112,454
Iliad Holding SAS (France)
7.000% due 04/15/32 ~ 299,000 308,539
8.500% due 04/15/31 ~ 290,000 312,301
ION Platform Finance U.S., Inc./ION Platform
Finance SARL
4.625% due 05/01/28 ~ 150,000 139,443
5.000% due 05/01/28 ~ 250,000 233,161
8.750% due 05/01/29 ~ 205,000 207,892
9.000% due 08/01/29 ~ 100,000 98,897
9.500% due 05/30/29 ~ 150,000 152,054
Lamar Media Corp.
3.750% due 02/15/28  37,000 36,450

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.000% due 02/15/30  $ 191,000 $ 185,226
4.875% due 01/15/29  80,000 80,059
5.375% due 11/01/33 ~ 50,000 49,735
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 89,898
6.750% due 10/15/27 ~ 150,000 105,000
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 92,791
3.750% due 07/15/29 ~ 100,000 91,426
4.250% due 07/01/28 ~ 19,000 18,240
4.875% due 06/15/29 ~ 100,000 97,625
6.875% due 06/30/33 ~ 291,283 298,302
7.000% due 03/31/34 ~ 294,786 304,034
8.500% due 01/15/36 ~ 233,333 239,245
Lumen Technologies, Inc.
4.500% due 01/15/29 ~ 479,000 445,726
10.000% due 10/15/32 ~ 151,000 151,944
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 10,000 9,222
4.125% due 08/01/30 ~ 165,000 156,825
4.625% due 06/01/28 ~ 153,000 152,357
5.625% due 02/15/29 ~ 20,000 20,077
6.125% due 09/15/33 ~ 126,000 127,603
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 299,000 300,741
7.375% due 09/01/31 ~ 63,000 66,517
8.000% due 08/01/29 ~ 105,000 106,182
Midcontinent Communications
8.000% due 08/15/32 ~ 151,000 154,756
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 500,000 501,157
10.375% due 05/15/31 ~ 114,000 116,954
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/29 ~ 186,750 140,529
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 183,000 181,769
5.625% due 07/15/27 ~ 248,000 249,502
Outfront Media Capital LLC/ Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 231,000 225,931
4.625% due 03/15/30 ~ 65,000 63,616
5.000% due 08/15/27 ~ 58,000 58,347
7.375% due 02/15/31 ~ 50,000 52,954
Paramount Global
6.250% due 02/28/57  192,000 173,160
6.375% due 03/30/62  225,000 210,011
Rakuten Group, Inc. (Japan)
8.125% due 12/15/29 ~ 200,000 206,174
9.750% due 04/15/29 ~ 451,000 504,832
11.250% due 02/15/27 ~ 450,000 481,545
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 136,000 136,043
7.000% due 04/15/55  187,000 195,772
7.125% due 04/15/55  300,000 316,063
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 109,000 100,393
SES AMERICOM, Inc. (Luxembourg)
5.300% due 03/25/44 ~ 250,000 191,224
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 250,000 197,775
5.500% due 03/01/30 ~ 85,000 77,282
8.125% due 02/15/33 ~ 137,000 143,182
a
Principal
Amount Value
Sirius XM Radio LLC
3.875% due 09/01/31 ~ † $ 297,000 $ 273,712
4.000% due 07/15/28 ~ † 525,000 513,883
4.125% due 07/01/30 ~ 285,000 271,245
5.000% due 08/01/27 ~ 178,000 179,046
5.500% due 07/01/29 ~ 97,000 97,850
Snap, Inc.
6.875% due 03/01/33 ~ 195,000 202,222
6.875% due 03/15/34 ~ 100,000 103,039
Stagwell Global LLC
5.625% due 08/15/29 ~ 121,000 118,085
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 323,000 307,916
TEGNA, Inc.
4.625% due 03/15/28  134,000 132,716
5.000% due 09/15/29  143,000 141,853
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  168,000 172,705
6.375% due 11/15/33  113,000 118,977
7.200% due 07/18/36  1,000 1,090
7.721% due 06/04/38  129,000 143,110
Telesat Canada/ Telesat LLC (Canada)
6.500% due 10/15/27 ~ 150,000 69,750
TELUS Corp. (Canada)
6.375% due 06/09/56  100,000 100,209
6.625% due 06/09/56  150,000 149,919
7.000% due 10/15/55  127,000 132,274
Uniti Group LP/ Uniti Group Finance 2019, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 101,000 100,564
6.500% due 02/15/29 ~ 70,000 67,296
8.625% due 06/15/32 ~ 83,000 81,825
Univision Communications, Inc.
4.500% due 05/01/29 ~ 303,000 291,290
7.375% due 06/30/30 ~ 209,000 213,179
8.000% due 08/15/28 ~ 297,000 307,823
8.500% due 07/31/31 ~ 185,000 193,409
9.375% due 08/01/32 ~ 268,000 288,242
Urban One, Inc.
7.625% due 04/01/31 ~ 24,000 10,800
Versant Media Group, Inc.
7.250% due 01/30/31 ~ 161,000 166,193
Viasat , Inc.
5.625% due 04/15/27 ~ 105,000 105,240
6.500% due 07/15/28 ~ 260,000 253,062
7.500% due 05/30/31 ~ 49,000 46,650
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 50,000 47,906
Virgin Media Finance PLC (United Kingdom)
5.000% due 07/15/30 ~ 84,000 74,139
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 185,870
5.500% due 05/15/29 ~ 360,000 354,889
Virgin Media Vendor Financing Notes IV DAC
(United Kingdom)
5.000% due 07/15/28 ~ 20,000 19,636
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~ 200,000 182,556
4.750% due 07/15/31 ~ 392,000 362,207
6.750% due 01/15/33 ~ 100,000 99,229
7.750% due 04/15/32 ~ 325,000 339,089

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  $ 350,000 $ 327,692
5.125% due 06/04/81  80,000 62,831
7.000% due 04/04/79  350,000 371,018
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 500,000 452,867
7.500% due 01/15/33 ~ 200,000 202,811
Wayfair LLC
6.750% due 11/15/32 ~ 136,000 139,978
7.250% due 10/31/29 ~ 239,000 249,684
7.750% due 09/15/30 ~ 125,000 133,614
Windstream Services LLC
7.500% due 10/15/33 ~ 129,000 132,349
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 338,000 355,140
WULF Compute LLC
7.750% due 10/15/30 ~ † 592,000 610,357
Zegona Finance PLC (United Kingdom)
8.625% due 07/15/29 ~ 76,000 80,843
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 175,000 166,930
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 178,776
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 96,000 75,463
44,977,671
Consumer, Cyclical - 19.4%
Academy Ltd.
6.000% due 11/15/27 ~ 150,000 150,642
Acushnet Co.
5.625% due 12/01/33 ~ 12,000 12,165
Adams Homes, Inc.
9.250% due 10/15/28 ~ 145,000 151,776
Adient Global Holdings Ltd.
7.500% due 02/15/33 ~ 168,000 173,512
8.250% due 04/15/31 ~ 65,000 68,386
Advance Auto Parts, Inc.
1.750% due 10/01/27  158,000 149,963
5.950% due 03/09/28  126,000 128,863
7.000% due 08/01/30 ~ 322,000 324,952
Affinity Interactive
6.875% due 12/15/27 ~ 89,000 52,804
Allegiant Travel Co.
7.250% due 08/15/27 ~ 181,000 183,656
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 44,000
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 41,000 38,635
5.875% due 06/01/29 ~ 250,000 254,587
5.875% due 12/01/33 ~ 50,000 50,753
Allwyn Entertainment Financing U.K. PLC
(Switzerland)
7.875% due 04/30/29 ~ 200,000 208,275
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 40,922
American Airlines, Inc.
7.250% due 02/15/28 ~ 266,000 272,065
8.500% due 05/15/29 ~ 216,000 226,048
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 431,000 439,165
a
Principal
Amount Value
American Axle & Manufacturing, Inc.
5.000% due 10/01/29  $ 126,000 $ 121,459
6.375% due 10/15/32 ~ 189,000 192,578
6.875% due 07/01/28  45,000 45,220
7.750% due 10/15/33 ~ 299,000 304,722
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/28 ~ 300,000 298,172
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  165,000 172,212
Aramark Services, Inc.
5.000% due 02/01/28 ~ 155,000 155,112
Arko Corp.
5.125% due 11/15/29 ~ 83,000 71,510
Asbury Automotive Group, Inc.
4.625% due 11/15/29 ~ 1,000 984
4.750% due 03/01/30 † 113,000 111,799
5.000% due 02/15/32 ~ 202,000 196,422
Ashton Woods USA LLC/Ashton Woods Finance
Co.
4.625% due 08/01/29 ~ 8,000 7,634
4.625% due 04/01/30 ~ 64,000 61,416
6.875% due 08/01/33 ~ 170,000 170,278
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 375,000 349,311
Avianca Midco 2 PLC
9.000% due 12/01/28 ~ 280,000 282,565
9.625% due 02/14/30 ~ 230,000 230,943
Bath & Body Works, Inc.
6.625% due 10/01/30 ~ 260,000 266,081
6.694% due 01/15/27  81,000 82,625
6.750% due 07/01/36  138,000 137,144
6.875% due 11/01/35  58,000 58,737
7.600% due 07/15/37  179,000 179,130
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc.
9.500% due 07/01/32 ~ 178,000 170,299
Beach Acquisition Bidco LLC
10.000% Cash or 10.750% PIK
due 07/15/33 ~ 369,000 407,610
Beazer Homes USA, Inc.
5.875% due 10/15/27  7,000 7,021
7.500% due 03/15/31 ~ † 99,000 100,503
Bloomin' Brands, Inc./OSI Restaurant Partners
LLC
5.125% due 04/15/29 ~ 136,000 124,097
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 170,000 167,419
Boyd Gaming Corp.
4.750% due 12/01/27  62,000 61,956
4.750% due 06/15/31 ~ 211,000 206,301
Boyne USA, Inc.
4.750% due 05/15/29 ~ 1,000 987
Brightstar Lottery PLC
5.250% due 01/15/29 ~ 220,000 220,275
Brightstar Lottery PLC/Brightstar Global Solutions
Corp. (United Kingdom)
5.750% due 01/15/33 ~ 175,000 173,828
Brinker International, Inc.
8.250% due 07/15/30 ~ 10,000 10,593
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC (Canada)
5.000% due 06/15/29 ~ 173,000 168,201
6.250% due 09/15/27 ~ 114,000 114,479

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ $ 375,000 $ 359,960
6.000% due 10/15/32 ~ 90,000 87,589
6.500% due 02/15/32 ~ 446,000 457,132
7.000% due 02/15/30 ~ 263,000 272,501
Carnival Corp.
5.125% due 05/01/29 ~ 114,000 115,321
5.750% due 03/15/30 ~ 104,000 107,043
5.750% due 08/01/32 ~ 708,000 727,492
5.875% due 06/15/31 ~ 327,000 338,008
6.125% due 02/15/33 ~ 200,000 206,623
6.650% due 01/15/28  54,000 56,175
Carvana Co.
9.000% Cash or 13.000% PIK
due 06/01/30 ~ 327,057 343,212
9.000% Cash or 14.000% PIK
due 06/01/31 ~ 391,760 442,340
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500% due 10/15/29 ~ 100,000 81,686
Central Garden & Pet Co.
4.125% due 10/15/30  65,000 62,388
4.125% due 04/30/31 ~ 78,000 73,877
Century Communities, Inc.
3.875% due 08/15/29 ~ 105,000 99,927
6.625% due 09/15/33 ~ 67,000 67,797
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 18,000 19,487
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 130,000 130,477
6.750% due 05/01/31 ~ 205,000 212,826
Cinemark USA, Inc.
5.250% due 07/15/28 ~ 150,000 150,087
7.000% due 08/01/32 ~ 170,000 176,529
Clarios Global LP/ Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 129,000 135,006
6.750% due 09/15/32 ~ 354,000 367,306
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ 49,000 52,568
Crocs, Inc.
4.125% due 08/15/31 ~ 45,000 41,795
Dana, Inc.
4.500% due 02/15/32  99,000 95,106
5.625% due 06/15/28  129,000 128,879
Dealer Tire LLC/DT Issuer LLC
8.000% due 02/01/28 ~ 176,000 176,946
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 200,000 173,397
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 113,000 116,726
EG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 169,000 183,872
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% due 04/01/29 ~ 126,000 121,178
9.250% due 01/15/31 ~ 260,000 267,976
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 312,000 303,374
6.750% due 01/15/30 ~ 205,000 195,058
FirstCash , Inc.
4.625% due 09/01/28 ~ 235,000 234,526
5.625% due 01/01/30 ~ 122,000 122,989
6.875% due 03/01/32 ~ 11,000 11,456
a
Principal
Amount Value
Forestar Group, Inc.
5.000% due 03/01/28 ~ $ 5,000 $ 5,015
6.500% due 03/15/33 ~ 142,000 144,935
Forvia SE (France)
6.750% due 09/15/33 ~ 200,000 206,639
8.000% due 06/15/30 ~ † 293,000 314,327
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 50,000 43,625
FXI Holdings, Inc.
11.000% due 11/15/30 ~ 107,568 96,811
14.000% Cash or 16.000% PIK
due 11/15/29 ~ 64,314 36,659
Gap, Inc.
3.625% due 10/01/29 ~ 8,000 7,595
3.875% due 10/01/31 ~ 190,000 175,840
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750% due 05/31/32 ~ 71,000 75,513
Gates Corp.
6.875% due 07/01/29 ~ 67,000 69,662
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 185,000 189,846
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 168,000 165,577
8.750% due 01/15/32 ~ 44,000 42,283
Goodyear Tire & Rubber Co.
5.000% due 07/15/29  123,000 121,620
5.250% due 07/15/31  186,000 176,591
5.625% due 04/30/33 † 76,000 72,379
6.625% due 07/15/30  172,000 176,262
7.000% due 03/15/28  52,000 53,875
GPS Hospitality Holding Co. LLC/GPS Finco , Inc.
7.000% due 08/15/28 ~ ∂ 50,000 25,494
Great Canadian Gaming Corp./Raptor LLC
(Canada)
8.750% due 11/15/29 ~ 35,000 35,379
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 287,000 281,508
6.375% due 01/15/30 ~ 32,000 32,988
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 300,000 278,723
4.000% due 05/01/31 ~ 167,000 160,004
4.875% due 01/15/30  200,000 200,786
5.500% due 03/31/34 ~ 74,000 74,546
5.750% due 09/15/33 ~ 117,000 119,799
5.875% due 04/01/29 ~ 196,000 200,777
5.875% due 03/15/33 ~ 70,000 72,283
6.125% due 04/01/32 ~ 204,000 211,367
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 34,000 31,768
5.000% due 06/01/29 ~ 307,000 298,400
6.625% due 01/15/32 ~ 169,000 173,844
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  75,000 75,077
HNI Corp.
5.125% due 01/18/29 ~ 150,000 147,104
IHO Verwaltungs GmbH (Germany)
7.750% Cash or 8.500% PIK
due 11/15/30 ~ 94,000 98,847

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK
due 05/15/29 ~ $ 160,000 $ 161,983
Installed Building Products, Inc.
5.750% due 02/01/28 ~ 150,000 150,657
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 157,316
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 65,000 64,283
5.875% due 01/15/28 ~ 230,000 229,935
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 240,000 251,694
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ † 466,000 469,885
K Hovnanian Enterprises, Inc.
8.000% due 04/01/31 ~ 14,000 14,299
8.375% due 10/01/33 ~ 75,000 76,280
KB Home
4.000% due 06/15/31  55,000 52,136
6.875% due 06/15/27  114,000 116,441
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ 323,000 322,878
Kingpin Intermediate Holdings LLC
7.250% due 10/15/32 ~ 210,000 199,049
Kohl's Corp.
5.125% due 05/01/31  138,000 121,602
5.550% due 07/17/45  20,000 14,266
10.000% due 06/01/30 ~ 168,000 185,221
Kontoor Brands, Inc.
4.125% due 11/15/29 ~ 129,000 123,414
Landsea Homes Corp.
8.875% due 04/01/29 ~ 105,000 109,574
LBM Acquisition LLC
6.250% due 01/15/29 ~ 70,000 63,065
9.500% due 06/15/31 ~ 133,000 138,811
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 98,593
8.250% due 08/01/31 ~ 292,000 309,023
Levi Strauss & Co.
3.500% due 03/01/31 ~ 64,000 59,842
LGI Homes, Inc.
4.000% due 07/15/29 ~ 86,000 78,450
7.000% due 11/15/32 ~ † 157,000 150,216
8.750% due 12/15/28 ~ 61,000 63,665
Liberty Interactive LLC
8.250% due 02/01/30  100,000 5,750
Life Time, Inc.
6.000% due 11/15/31 ~ 13,000 13,327
Light & Wonder International, Inc.
6.250% due 10/01/33 ~ 49,000 49,631
7.250% due 11/15/29 ~ 54,000 55,490
7.500% due 09/01/31 ~ 219,000 228,916
Lindblad Expeditions LLC
7.000% due 09/15/30 ~ 174,000 181,596
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 251,583
5.500% due 10/01/30 ~ 281,000 283,123
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 59,136
4.750% due 10/15/27 ~ 155,000 155,419
6.500% due 05/15/27 ~ 169,000 170,664
a
Principal
Amount Value
M/I Homes, Inc.
4.950% due 02/01/28  $ 78,000 $ 78,165
Macy's Retail Holdings LLC
4.300% due 02/15/43  70,000 50,319
5.125% due 01/15/42  85,000 69,815
5.875% due 03/15/30 ~ 178,000 179,784
6.375% due 03/15/37  91,000 86,518
6.700% due 07/15/34 ~ 105,000 101,502
7.375% due 08/01/33 ~ 25,000 26,530
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 116,000 83,842
Marriott Ownership Resorts, Inc.
4.750% due 01/15/28  81,000 79,842
6.500% due 10/01/33 ~ 157,000 151,056
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 88,000 85,757
6.000% due 12/15/33 ~ 75,000 74,375
Melco Resorts Finance Ltd. (Hong Kong)
5.375% due 12/04/29 ~ 200,000 198,141
5.625% due 07/17/27 ~ 90,000 90,023
5.750% due 07/21/28 ~ 137,000 137,045
7.625% due 04/17/32 ~ 300,000 315,812
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ 232,000 206,854
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 3,000 2,989
7.125% due 06/26/31 ~ † 312,000 330,594
MGM Resorts International
5.500% due 04/15/27  266,000 268,493
6.125% due 09/15/29  280,000 287,902
6.500% due 04/15/32  67,000 69,070
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 52,000 50,050
7.875% due 05/01/29 ~ 210,000 194,136
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp.
4.875% due 05/01/29 ~ 50,000 49,217
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC
8.250% due 04/15/30 ~ 158,000 165,118
11.875% due 04/15/31 ~ 225,000 237,909
13.250% due 12/15/29 ~ 50,000 57,500
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 25,000 24,291
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 84,000 75,507
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 198,000 186,028
4.750% due 09/15/29  27,000 26,937
Muvico LLC
9.000% Cash + 6.000% PIK
due 02/19/29 ~ 102,350 111,090
NCL Corp. Ltd.
5.875% due 01/15/31 ~ 358,000 356,848
6.250% due 03/01/30 ~ 20,000 20,322
6.250% due 09/15/33 ~ 59,000 59,003
6.750% due 02/01/32 ~ 132,000 135,239
7.750% due 02/15/29 ~ 200,000 213,025
NCL Finance Ltd.
6.125% due 03/15/28 ~ 209,000 215,618
New Flyer Holdings, Inc. (Canada)
9.250% due 07/01/30 ~ 179,000 193,301

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
New Home Co., Inc.
8.500% due 11/01/30 ~ $ 93,000 $ 95,893
9.250% due 10/01/29 ~ 127,000 132,704
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 256,000 248,247
3.875% due 01/15/28 ~ 316,000 311,796
4.000% due 10/15/30 ~ 343,000 327,062
5.625% due 09/15/29 ~ 75,000 76,458
6.125% due 06/15/29 ~ 362,000 372,017
Newell Brands, Inc.
6.375% due 09/15/27  50,000 50,429
6.625% due 09/15/29  139,000 138,687
6.625% due 05/15/32  188,000 182,648
7.500% due 04/01/46  120,000 100,287
8.500% due 06/01/28 ~ 334,000 350,649
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/28 ~ 219,000 203,646
2.750% due 03/09/28 ~ 260,000 247,234
5.300% due 09/13/27 ~ 57,000 57,118
5.550% due 09/13/29 ~ 6,000 5,986
5.625% due 09/29/28 ~ 173,000 173,596
6.125% due 09/30/30 ~ 98,000 98,086
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 335,000 330,704
4.810% due 09/17/30 ~ 400,000 377,360
7.500% due 07/17/30 ~ 171,000 179,590
7.750% due 07/17/32 ~ 42,000 44,651
8.125% due 07/17/35 ~ 358,000 380,741
Nordstrom, Inc.
4.000% due 03/15/27  201,000 199,017
5.000% due 01/15/44  229,000 172,454
6.950% due 03/15/28  152,000 157,571
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 64,000 66,039
OneSky Flight LLC
8.875% due 12/15/29 ~ 163,000 174,549
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
(Canada)
8.000% due 08/01/30 ~ 188,000 178,402
Papa John's International, Inc.
3.875% due 09/15/29 ~ 127,000 121,088
Park River Holdings, Inc.
8.000% due 03/15/31 ~ 50,000 51,768
8.750% due 12/31/30 ~ 129,324 127,869
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 165,000 163,997
6.375% due 11/01/32 ~ 79,000 81,118
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 38,000 35,377
5.625% due 01/15/27 ~ 52,000 52,133
Penske Automotive Group, Inc.
3.750% due 06/15/29  186,000 180,396
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/32 ~ 368,000 374,951
10.000% due 09/15/33 ~ 250,000 257,772
Phinia , Inc.
6.625% due 10/15/32 ~ 195,000 202,646
PM General Purchaser LLC
9.500% due 10/01/28 ~ 78,000 67,470
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 200,000 151,750
5.875% due 09/01/31 ~ 10,000 6,637
a
Principal
Amount Value
Qnity Electronics, Inc.
5.750% due 08/15/32 ~ $ 100,000 $ 102,369
6.250% due 08/15/33 ~ 92,000 95,478
QVC, Inc.
5.450% due 08/15/34  92,000 38,640
6.875% due 04/15/29 ~ 61,000 26,713
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 536,000 560,237
RB Global Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 21,000 21,502
7.750% due 03/15/31 ~ 97,000 101,531
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ 150,000 65,016
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 175,000 169,494
6.500% due 07/15/32 ~ 62,000 63,537
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625% due 04/16/29 ~ 300,000 267,600
8.450% due 07/27/30 ~ 100,000 99,172
Rivers Enterprise Borrower LLC/Rivers Enterprise
Finance Corp.
6.625% due 02/01/33 ~ 32,000 32,736
Rivers Enterprise Lender LLC/Rivers Enterprise
Lender Corp.
6.250% due 10/15/30 ~ 31,000 31,657
S&S Holdings LLC
8.375% due 10/01/31 ~ 48,000 46,037
Sabre GLBL, Inc.
10.750% due 11/15/29 ~ 147,000 125,105
10.750% due 03/15/30 ~ 32,000 26,338
11.125% due 07/15/30 ~ 231,000 191,804
Saks Global Enterprises LLC
11.000% due 12/15/29 * ~ ∂ 298,400 13,922
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  202,000 211,190
Scientific Games Holdings LP/Scientific Games
U.S. FinCo , Inc.
6.625% due 03/01/30 ~ 187,000 166,331
Scotts Miracle-Gro Co.
4.000% due 04/01/31  34,000 32,033
4.375% due 02/01/32  8,000 7,520
4.500% due 10/15/29  83,000 81,550
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 172,000 167,660
SGUS LLC
11.000% due 12/15/29 * ~ ∂ 101,727 38,148
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28  103,000 102,328
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 177,000 169,971
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  350,000 326,623
6.500% due 10/01/28  3,000 2,942
Six Flags Entertainment Corp./Six Flags Theme
Parks, Inc./Canada's Wonderland Co.
6.625% due 05/01/32 ~ 70,000 70,630
Somnigroup International, Inc.
3.875% due 10/15/31 ~ 247,000 231,491
4.000% due 04/15/29 ~ 193,000 188,315
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 100,000 98,234
4.875% due 11/15/31 ~ 74,000 71,789

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.750% due 10/15/29 ~ $ 165,000 $ 161,139
Staples, Inc.
10.750% due 09/01/29 ~ 435,000 433,017
12.750% due 01/15/30 ~ 75,727 63,632
Station Casinos LLC
4.500% due 02/15/28 ~ 122,000 121,064
4.625% due 12/01/31 ~ 78,000 74,013
6.625% due 03/15/32 ~ 1,000 1,028
STL Holding Co. LLC
8.750% due 02/15/29 ~ 50,000 52,752
Studio City Co. Ltd. (Macau)
7.000% due 02/15/27 ~ 200,000 200,812
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 220,000 212,621
6.500% due 01/15/28 ~ 150,000 150,295
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.000% due 06/01/31 ~ 38,000 36,570
5.875% due 03/01/27  83,000 83,123
6.500% due 12/15/35 ~ 75,000 75,063
Superior Plus LP/Superior General Partner, Inc.
(Canada)
4.500% due 03/15/29 ~ 207,000 202,193
SWF Holdings I Corp.
6.500% due 10/01/29 ~ 115,000 27,600
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 23,000 23,159
5.750% due 01/15/28 ~ 221,000 225,126
5.750% due 11/15/32 ~ 11,000 11,324
Tenneco, Inc.
8.000% due 11/17/28 ~ 390,000 391,513
Thor Industries, Inc.
4.000% due 10/15/29 ~ 8,000 7,715
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 69,000 70,029
10.500% due 05/15/29 ~ 150,000 154,926
Travel & Leisure Co.
4.625% due 03/01/30 ~ 80,000 78,354
6.000% due 04/01/27  75,000 76,184
6.125% due 09/01/33 ~ 168,000 170,653
Tri Pointe Homes, Inc.
5.250% due 06/01/27  1,000 1,008
5.700% due 06/15/28  185,000 188,345
Under Armour , Inc.
7.250% due 07/15/30 ~ 134,000 134,465
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  96,354 92,202
Vail Resorts, Inc.
5.625% due 07/15/30 ~ 47,000 47,929
6.500% due 05/15/32 ~ 32,000 33,227
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 166,000 157,863
VF Corp.
2.800% due 04/23/27  236,000 231,851
2.950% due 04/23/30  4,000 3,625
6.000% due 10/15/33  151,000 149,023
6.450% due 11/01/37  23,000 22,024
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 200,000 194,143
Victra Holdings LLC/ Victra Finance Corp.
8.750% due 09/15/29 ~ 150,000 158,997
a
Principal
Amount Value
Viking Cruises Ltd.
5.875% due 10/15/33 ~ $ 307,000 $ 311,898
9.125% due 07/15/31 ~ 99,000 106,068
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 100,000 100,499
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 290,000 292,352
VOC Escrow Ltd.
5.000% due 02/15/28 ~ 250,000 250,108
Voyager Parent LLC
9.250% due 07/01/32 ~ 315,000 334,445
Wabash National Corp.
4.500% due 10/15/28 ~ 150,000 140,483
Warnermedia Holdings, Inc.
3.755% due 03/15/27  163,000 161,166
4.054% due 03/15/29  143,000 139,123
4.279% due 03/15/32  713,000 624,633
5.050% due 03/15/42  1,112,000 773,088
Whirlpool Corp.
2.400% due 05/15/31  15,000 12,394
4.600% due 05/15/50  100,000 73,596
4.700% due 05/14/32  10,000 9,070
5.500% due 03/01/33  185,000 171,518
6.125% due 06/15/30  160,000 159,930
6.500% due 06/15/33 † 226,000 219,314
White Cap Supply Holdings LLC
7.375% due 11/15/30 ~ 184,000 191,040
William Carter Co.
7.375% due 02/15/31 ~ 140,000 144,921
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 68,000 71,917
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 123,000 123,389
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 65,000 64,386
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.
5.250% due 05/15/27 ~ 271,000 272,210
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 291,000 288,487
5.500% due 10/01/27 ~ 39,000 38,997
5.625% due 08/26/28 ~ 163,000 163,073
6.750% due 02/15/34 ~ 316,000 320,351
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 184,000 185,207
6.250% due 03/15/33 ~ 226,000 231,220
7.125% due 02/15/31 ~ 167,000 180,811
Yum! Brands, Inc.
3.625% due 03/15/31  188,000 178,051
4.750% due 01/15/30 ~ 100,000 100,202
5.350% due 11/01/43  100,000 97,026
6.875% due 11/15/37  90,000 99,403
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 184,000 181,949
6.875% due 04/14/28 ~ 190,000 194,616
6.875% due 04/23/32 ~ 150,000 146,802
7.125% due 04/14/30 ~ 241,000 243,360
7.500% due 03/24/31 ~ 175,000 177,006
54,440,907

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Consumer, Non-Cyclical - 15.2%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ $ 56,000 $ 53,984
7.375% due 03/15/33 ~ † 194,000 196,183
ACCO Brands Corp.
4.250% due 03/15/29 ~ † 220,000 204,244
AdaptHealth LLC
4.625% due 08/01/29 ~ 160,000 155,716
5.125% due 03/01/30 ~ 31,000 30,385
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 174,990
4.875% due 07/15/32 ~ 107,000 103,756
5.875% due 10/15/33 ~ 100,000 101,341
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 4,000 4,005
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 106,000 101,939
4.625% due 01/15/27 ~ 50,000 49,998
4.875% due 02/15/30 ~ 440,000 436,880
5.500% due 03/31/31 ~ 249,000 251,936
5.750% due 03/31/34 ~ 115,000 115,609
5.875% due 02/15/28 ~ 193,000 194,398
6.250% due 03/15/33 ~ 236,000 242,876
6.500% due 02/15/28 ~ 100,000 102,510
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 350,000 366,714
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 283,653
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 170,000 168,380
6.875% due 06/15/30 ~ 296,000 308,359
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 296,000 291,966
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 100,000 90,406
AMN Healthcare, Inc.
6.500% due 01/15/31 ~ 164,000 164,145
Amneal Pharmaceuticals LLC
6.875% due 08/01/32 ~ 171,000 180,843
APi Group DE, Inc.
4.125% due 07/15/29 ~ 35,000 34,197
4.750% due 10/15/29 ~ 11,000 10,819
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 100,000 96,071
4.625% due 07/15/28 ~ 230,000 228,930
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc.
4.750% due 04/01/28 ~ 97,000 94,938
5.375% due 03/01/29 ~ 85,000 82,999
5.750% due 07/15/27 ~ 130,000 130,746
8.000% due 02/15/31 ~ 135,000 138,839
8.250% due 01/15/30 ~ 25,000 25,936
8.375% due 06/15/32 ~ 228,000 235,585
B&G Foods, Inc.
8.000% due 09/15/28 ~ 197,000 194,069
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 320,000 334,400
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~ 10,000 9,909
a
Principal
Amount Value
Bausch Health Cos., Inc. (Canada)
4.875% due 06/01/28 ~ $ 330,000 $ 295,597
6.250% due 02/15/29 ~ 300,000 241,875
7.000% due 01/15/28 ~ 83,000 75,530
11.000% due 09/30/28 ~ 240,000 248,788
14.000% due 10/15/30 ~ † 230,000 233,712
BC Ltd.
10.000% due 04/15/32 ~ 1,147,000 1,193,760
BellRing Brands, Inc.
7.000% due 03/15/30 ~ 55,000 56,906
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 128,000 130,779
Block, Inc.
3.500% due 06/01/31  49,000 46,091
5.625% due 08/15/30 ~ 252,000 257,255
6.000% due 08/15/33 ~ 53,000 54,440
6.500% due 05/15/32  521,000 542,108
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 330,000 350,914
Brink's Co.
6.500% due 06/15/29 ~ 171,000 177,168
6.750% due 06/15/32 ~ 175,000 183,206
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 63,000 58,631
Carriage Services, Inc.
4.250% due 05/15/29 ~ 78,000 75,414
Champions Financing, Inc.
8.750% due 02/15/29 ~ † 64,000 63,144
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~ 123,000 118,880
4.250% due 05/01/28 ~ 236,000 234,047
Cheplapharm Arzneimittel GmbH (Germany)
5.500% due 01/15/28 ~ 121,000 119,818
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,090 1,166
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 114,000 114,440
7.625% due 07/01/29 ~ 64,000 66,840
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 354,000 315,612
5.250% due 05/15/30 ~ 197,000 185,376
6.125% due 04/01/30 ~ 194,000 155,616
6.875% due 04/15/29 ~ 315,000 280,649
9.750% due 01/15/34 ~ 303,000 318,628
10.875% due 01/15/32 ~ 356,000 388,998
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 82,000 83,743
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 300,000 291,451
Concentra Health Services, Inc.
6.875% due 07/15/32 ~ 45,000 47,117
CoreCivic , Inc.
4.750% due 10/15/27  97,000 96,508
8.250% due 04/15/29  3,000 3,156
CVS Health Corp.
6.750% due 12/10/54  150,000 156,738
7.000% due 03/10/55  500,000 524,849
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 163,000 163,438
6.000% due 06/15/30 ~ 216,000 219,653
DaVita, Inc.
3.750% due 02/15/31 ~ 403,000 373,131

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
4.625% due 06/01/30 ~ $ 584,000 $ 568,270
6.750% due 07/15/33 ~ 57,000 59,147
6.875% due 09/01/32 ~ 58,000 60,411
Dcli Bidco LLC
7.750% due 11/15/29 ~ 189,000 194,427
Deluxe Corp.
8.125% due 09/15/29 ~ 200,000 210,946
Dentsply Sirona, Inc.
8.375% due 09/12/55  176,000 164,907
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 212,000 202,860
Elanco Animal Health, Inc.
6.650% due 08/28/28  136,000 142,465
Embecta Corp.
5.000% due 02/15/30 ~ 60,000 57,398
6.750% due 02/15/30 ~ 153,000 151,384
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 193,000 174,165
Encompass Health Corp.
4.500% due 02/01/28  16,000 15,984
4.750% due 02/01/30 † 277,000 276,302
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 271,000 286,770
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 40,000 42,139
8.625% due 05/15/32 ~ 183,000 193,527
9.000% due 05/15/28 ~ 137,000 142,539
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 29,329
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 199,000 203,648
Froneri Lux FinCo SARL (United Kingdom)
6.000% due 08/01/32 ~ 200,000 202,905
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~ 11,000 10,797
6.500% due 01/15/31 ~ 133,000 136,175
7.750% due 02/15/28 ~ 35,000 35,922
8.250% due 08/01/32 ~ 215,000 219,372
8.375% due 11/15/32 ~ 113,000 115,269
Genmab AS/Genmab Finance LLC (Denmark)
6.250% due 12/15/32 ~ 250,000 256,386
7.250% due 12/15/33 ~ 200,000 210,250
GEO Group, Inc.
8.625% due 04/15/29  10,000 10,525
10.250% due 04/15/31  156,000 170,847
Global Medical Response, Inc.
7.375% due 10/01/32 ~ 160,000 166,621
Graham Holdings Co.
5.625% due 12/01/33 ~ 100,000 101,212
Grand Canyon University
5.125% due 10/01/28  119,000 118,358
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 116,000 109,171
Harrow, Inc.
8.625% due 09/15/30 ~ 75,000 78,875
HealthEquity, Inc.
4.500% due 10/01/29 ~ 29,000 28,526
Heartland Dental LLC/Heartland Dental Finance
Corp.
10.500% due 04/30/28 ~ 109,000 114,426
Herc Holdings, Inc.
5.750% due 03/15/31 ~ 38,000 38,587
6.000% due 03/15/34 ~ 66,000 66,920
a
Principal
Amount Value
6.625% due 06/15/29 ~ $ 285,000 $ 296,910
7.000% due 06/15/30 ~ 274,000 288,528
7.250% due 06/15/33 ~ 200,000 212,195
Hertz Corp.
4.625% due 12/01/26 ~ 76,000 72,858
12.625% due 07/15/29 ~ 386,000 389,594
HLF Financing SARL LLC/Herbalife International,
Inc.
4.875% due 06/01/29 ~ 101,000 94,992
12.250% due 04/15/29 ~ 243,000 262,692
Hologic, Inc.
4.625% due 02/01/28 ~ 31,000 31,117
Horizon Mutual Holdings, Inc.
6.200% due 11/15/34 ~ 150,000 145,164
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 37,000 35,141
ION Platform Finance U.S., Inc.
7.875% due 09/30/32 ~ 250,000 237,527
IQVIA, Inc.
6.250% due 06/01/32 ~ 290,000 303,389
6.500% due 05/15/30 ~ 210,000 218,018
Jazz Securities DAC
4.375% due 01/15/29 ~ 168,000 165,817
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 160,000 157,765
KeHE Distributors LLC/ KeHE Finance
Corp./ NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 269,000 282,705
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 115,000 76,044
10.750% due 06/30/32 ~ † 75,000 34,266
Lamb Weston Holdings, Inc.
4.125% due 01/31/30 ~ 33,000 31,951
4.375% due 01/31/32 ~ 175,000 166,887
4.875% due 05/15/28 ~ 205,000 205,246
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 113,000 115,825
LifePoint Health, Inc.
8.375% due 02/15/32 ~ 124,000 134,699
9.875% due 08/15/30 ~ 201,000 216,667
10.000% due 06/01/32 ~ 72,000 76,560
11.000% due 10/15/30 ~ 408,000 447,937
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 48,000 47,562
Medline Borrower LP
3.875% due 04/01/29 ~ 988,000 965,280
5.250% due 10/01/29 ~ 334,000 336,003
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 233,000 241,158
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 170,000 119,172
Molina Healthcare, Inc.
3.875% due 11/15/30 ~ 200,000 185,768
3.875% due 05/15/32 ~ 115,000 104,663
4.375% due 06/15/28 ~ 136,000 133,846
6.250% due 01/15/33 ~ 28,000 28,570
6.500% due 02/15/31 ~ 165,000 169,666
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 43,915
National Mentor Holdings, Inc.
10.500% due 12/15/30 ~ 251,000 252,563
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 155,368

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ $ 149,000 $ 146,893
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 128,000 131,190
Option Care Health, Inc.
4.375% due 10/31/29 ~ 157,000 154,073
Organon & Co./Organon Foreign Debt Co-Issuer
BV
4.125% due 04/30/28 ~ 291,000 284,774
5.125% due 04/30/31 ~ 243,000 201,431
6.750% due 05/15/34 ~ 165,000 148,620
7.875% due 05/15/34 ~ 200,000 163,037
OT Midco, Inc.
10.000% due 02/15/30 ~ 50,000 20,019
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 50,000 33,980
6.625% due 04/01/30 ~ 139,000 88,828
Paradigm Parent LLC & Paradigm Parent Co-
Issuer, Inc.
8.750% due 04/17/32 ~ 171,000 155,073
Paysafe Finance PLC/ Paysafe Holdings U.S.
Corp.
4.000% due 06/15/29 ~ 113,000 104,055
Pediatrix Medical Group, Inc.
5.375% due 02/15/30 ~ 150,000 150,137
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 127,000 124,637
5.500% due 10/15/27 ~ 115,000 115,241
6.125% due 09/15/32 ~ 212,000 218,818
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  92,000 73,461
6.125% due 09/30/32  163,000 158,892
Post Holdings, Inc.
4.500% due 09/15/31 ~ 250,000 237,228
4.625% due 04/15/30 ~ 317,000 308,942
6.250% due 02/15/32 ~ 329,000 338,450
6.250% due 10/15/34 ~ 32,000 32,208
6.375% due 03/01/33 ~ 228,000 230,503
6.500% due 03/15/36 ~ 199,000 199,435
Prestige Brands, Inc.
3.750% due 04/01/31 ~ 101,000 94,688
5.125% due 01/15/28 ~ 63,000 63,163
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 210,000 220,837
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 193,000 187,997
PROG Holdings, Inc.
6.000% due 11/15/29 ~ 50,000 49,549
Radiology Partners, Inc.
9.781% Cash or 9.781% PIK
due 02/15/30 ~ 207,651 200,124
Radiology Partners, Inc.
8.500% due 07/15/32 ~ 192,000 200,810
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 176,000 181,523
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 244,000 252,356
10.875% due 08/01/29 ~ 104,000 106,438
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK
due 12/01/30 ~ 84,376 88,083
a
Principal
Amount Value
Sabre Financial Borrower LLC
11.125% due 06/15/29 ~ $ 139,000 $ 140,974
Safeway, Inc.
7.250% due 02/01/31  24,000 26,069
Select Medical Corp.
6.250% due 12/01/32 ~ 164,000 160,472
Service Corp. International
3.375% due 08/15/30  144,000 134,769
4.000% due 05/15/31  279,000 266,857
5.125% due 06/01/29  215,000 216,602
5.750% due 10/15/32  20,000 20,380
7.500% due 04/01/27  106,000 109,613
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 234,000 241,742
Signal Parent, Inc.
6.125% due 04/01/29 ~ 50,000 19,250
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/29 ~ 249,000 240,157
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 60,000 63,004
Sotheby's
7.375% due 10/15/27 ~ 53,000 52,723
Sotheby's/ Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 180,000 168,371
Star Parent, Inc.
9.000% due 10/01/30 ~ 270,000 288,484
StoneMor , Inc.
8.500% due 05/15/29 ~ 200,000 195,672
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 129,000 130,641
Synergy Infrastructure Holdings LLC
7.875% due 12/01/30 ~ 113,000 117,432
Teleflex, Inc.
4.250% due 06/01/28 ~ 125,000 123,659
Tenet Healthcare Corp.
4.250% due 06/01/29  330,000 325,358
4.375% due 01/15/30  489,000 480,200
4.625% due 06/15/28  178,000 178,991
5.125% due 11/01/27  315,000 316,782
5.500% due 11/15/32 ~ 300,000 304,307
6.000% due 11/15/33 ~ 67,000 69,025
6.125% due 10/01/28  239,000 240,214
6.125% due 06/15/30  419,000 429,284
6.750% due 05/15/31  122,000 127,008
Toledo Hospital
5.325% due 11/15/28  100,000 101,431
TreeHouse Foods, Inc.
4.000% due 09/01/28  6,000 5,985
TriNet Group, Inc.
3.500% due 03/01/29 ~ 60,000 56,941
7.125% due 08/15/31 ~ 27,000 27,933
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 145,000 154,688
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 286,000 288,478
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 276,000 274,863
6.875% due 09/15/28 ~ 226,000 234,074
7.250% due 01/15/32 ~ 120,000 126,285
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 67,000 67,385

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
United Rentals North America, Inc.
3.750% due 01/15/32  $ 100,000 $ 94,103
3.875% due 02/15/31  352,000 336,007
4.000% due 07/15/30  400,000 388,007
4.875% due 01/15/28  152,000 152,105
5.250% due 01/15/30  148,000 150,126
5.375% due 11/15/33 ~ 400,000 399,959
6.125% due 03/15/34 ~ 53,000 55,275
Upbound Group, Inc.
6.375% due 02/15/29 ~ 64,000 63,121
Varex Imaging Corp.
7.875% due 10/15/27 ~ 178,000 182,205
Veritiv Operating Co.
10.500% due 11/30/30 ~ 277,000 298,180
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 87,000 87,497
VM Consolidated, Inc.
5.500% due 04/15/29 ~ 151,000 151,201
VT Topco, Inc.
8.500% due 08/15/30 ~ 150,000 157,371
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 167,000 176,825
WEX, Inc.
6.500% due 03/15/33 ~ 23,000 23,638
Williams Scotsman, Inc.
6.625% due 06/15/29 ~ 107,000 110,923
6.625% due 04/15/30 ~ 248,000 257,202
7.375% due 10/01/31 ~ 122,000 127,529
42,592,486
Diversified - 0.2%
Clue Opco LLC
9.500% due 10/15/31 ~ 169,000 179,128
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 149,000 152,477
7.625% due 02/15/31 ~ 127,000 130,915
462,520
Energy - 10.7%
Aethon United BR LP/ Aethon United Finance
Corp.
7.500% due 10/01/29 ~ 137,000 143,601
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 182,000 182,120
5.750% due 01/15/28 ~ 203,000 203,673
5.750% due 10/15/33 ~ 19,000 19,125
6.625% due 02/01/32 ~ 101,000 104,602
Archrock Partners LP/ Archrock Partners Finance
Corp.
6.250% due 04/01/28 ~ 40,000 40,267
6.625% due 09/01/32 ~ 134,000 138,292
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 139,000 139,905
6.625% due 10/15/32 ~ 50,000 51,876
6.625% due 07/15/33 ~ 75,000 77,675
BKV Upstream Midstream LLC
7.500% due 10/15/30 ~ 90,000 91,654
Blue Racer Midstream LLC/Blue Racer Finance
Corp.
7.000% due 07/15/29 ~ 58,000 60,751
Bristow Group, Inc.
6.875% due 03/01/28 ~ 55,000 55,118
a
Principal
Amount Value
Buckeye Partners LP
3.950% due 12/01/26  $ 127,000 $ 125,688
4.500% due 03/01/28 ~ 158,000 157,549
6.750% due 02/01/30 ~ 80,000 84,026
6.875% due 07/01/29 ~ 243,000 253,688
California Resources Corp.
8.250% due 06/15/29 ~ 161,000 168,504
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
8.125% due 01/15/27 ~ 50,000 50,075
9.750% due 07/15/28 ~ 220,000 223,692
Caturus Energy LLC
8.500% due 02/15/30 ~ 200,000 208,443
CHC Group LLC
11.750% due 09/01/30 ~ 25,000 23,522
Chord Energy Corp.
6.000% due 10/01/30 ~ 197,000 200,165
6.750% due 03/15/33 ~ 7,000 7,244
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 85,000 85,069
8.375% due 07/01/28 ~ 145,000 149,588
8.625% due 11/01/30 ~ 210,000 220,222
8.750% due 07/01/31 ~ 387,000 401,958
9.625% due 06/15/33 ~ 12,000 12,964
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 11,000 10,716
CNX Resources Corp.
6.000% due 01/15/29 ~ 174,000 175,395
7.250% due 03/01/32 ~ 4,000 4,178
7.375% due 01/15/31 ~ 180,000 187,069
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 138,000 134,324
6.750% due 03/01/29 ~ 438,000 438,241
Conuma Resources Ltd. (Canada)
13.125% due 05/01/28 ~ 11,000 10,794
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 75,000 69,560
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 265,000 262,344
Crescent Energy Finance LLC
7.375% due 01/15/33 ~ 226,000 214,612
7.625% due 04/01/32 ~ 233,000 226,056
8.375% due 01/15/34 ~ 253,000 251,470
CVR Energy, Inc.
5.750% due 02/15/28 ~ 200,000 198,019
8.500% due 01/15/29 ~ 103,000 105,943
DBR Land Holdings LLC
6.250% due 12/01/30 ~ 63,000 64,481
Delek Logistics Partners LP/ Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 198,000 199,238
8.625% due 03/15/29 ~ 320,000 335,616
Diamond Foreign Asset Co./Diamond Finance
LLC
8.500% due 10/01/30 ~ 178,000 189,206
Enerflex , Inc. (Canada)
6.875% due 01/15/31 ~ 173,000 176,969
Energy Transfer LP
6.500% due 02/15/56  365,000 363,955
6.750% due 02/15/56  50,000 50,218
7.125% due 10/01/54  150,000 154,017
8.000% due 05/15/54  100,000 106,826

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ $ 7,000 $ 7,061
Excelerate Energy LP
8.000% due 05/15/30 ~ 232,000 245,980
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 50,000 49,360
Genesis Energy LP/Genesis Energy Finance
Corp.
7.750% due 02/01/28  91,000 91,431
7.875% due 05/15/32  167,000 174,204
8.000% due 05/15/33  196,000 203,610
8.250% due 01/15/29  23,000 24,082
8.875% due 04/15/30  50,000 52,843
Global Marine, Inc.
7.000% due 06/01/28  161,000 157,579
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  7,000 7,120
7.125% due 07/01/33 ~ 104,000 106,303
8.250% due 01/15/32 ~ 39,000 41,235
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 174,000 179,904
Harvest Midstream I LP
7.500% due 09/01/28 ~ 289,000 293,495
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 125,000 132,196
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 2,000 1,963
5.125% due 06/15/28 ~ 75,000 75,350
5.500% due 10/15/30 ~ 3,000 3,049
5.875% due 03/01/28 ~ 28,000 28,627
6.500% due 06/01/29 ~ 223,000 231,136
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 236,000 233,966
6.000% due 04/15/30 ~ 2,000 1,951
6.000% due 02/01/31 ~ 132,000 125,995
6.250% due 11/01/28 ~ 145,000 146,360
6.875% due 05/15/34 ~ 245,000 229,917
7.250% due 02/15/35 ~ 5,000 4,755
8.375% due 11/01/33 ~ 202,000 207,133
Howard Midstream Energy Partners LLC
6.625% due 01/15/34 ~ 171,000 175,755
Ithaca Energy North Sea PLC (United Kingdom)
8.125% due 10/15/29 ~ 200,000 207,109
ITT Holdings LLC
6.500% due 08/01/29 ~ 316,000 303,444
Kinetik Holdings LP
5.875% due 06/15/30 ~ 112,000 113,072
6.625% due 12/15/28 ~ 238,000 245,209
Kodiak Gas Services LLC
6.500% due 10/01/33 ~ 64,000 65,391
6.750% due 10/01/35 ~ 71,000 73,036
7.250% due 02/15/29 ~ 188,000 195,698
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 12,000 11,895
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 31,000 33,024
Martin Midstream Partners LP/Martin Midstream
Finance Corp.
11.500% due 02/15/28 ~ 80,000 83,003
Matador Resources Co.
6.250% due 04/15/33 ~ 6,000 6,031
6.500% due 04/15/32 ~ 59,000 59,874
6.875% due 04/15/28 ~ 255,000 261,573
a
Principal
Amount Value
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ $ 161,000 $ 154,285
Murphy Oil Corp.
5.875% due 12/01/42  200,000 172,714
Nabors Industries, Inc.
7.625% due 11/15/32 ~ 274,000 269,482
8.875% due 08/15/31 ~ 138,000 133,967
9.125% due 01/31/30 ~ 110,333 115,767
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ 50,000 3,563
NGL Energy Operating LLC/NGL Energy Finance
Corp.
8.125% due 02/15/29 ~ 305,000 316,770
8.375% due 02/15/32 ~ 216,000 223,823
Nine Energy Service, Inc.
13.000% due 02/01/28  24,000 7,319
Noble Finance II LLC
8.000% due 04/15/30 ~ 319,000 331,621
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 245,000 247,657
Northriver Midstream Finance LP (Canada)
6.750% due 07/15/32 ~ 57,000 58,127
NuStar Logistics LP
5.625% due 04/28/27  139,000 141,004
Oceaneering International, Inc.
6.000% due 02/01/28  238,000 241,583
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  315,000 312,223
9.875% due 03/15/30 ~ 157,000 161,610
Permian Resources Operating LLC
5.875% due 07/01/29 ~ 94,000 94,860
6.250% due 02/01/33 ~ 55,000 56,445
7.000% due 01/15/32 ~ 246,000 257,316
8.000% due 04/15/27 ~ 215,000 218,549
9.875% due 07/15/31 ~ 33,000 35,584
Prairie Acquiror LP
9.000% due 08/01/29 ~ 106,000 110,656
Puma International Financing SA (Singapore)
7.750% due 04/25/29 ~ 150,000 154,831
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,950
Rockies Express Pipeline LLC
4.950% due 07/15/29 ~ 79,000 78,880
6.750% due 03/15/33 ~ 2,000 2,113
7.500% due 07/15/38 ~ 300,000 328,572
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 180,000 177,595
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 233,000 242,472
SESI LLC
7.875% due 09/30/30 ~ 145,000 142,840
SM Energy Co.
6.750% due 08/01/29 ~ 276,000 278,179
7.000% due 08/01/32 ~ 220,000 216,414
South Bow Canadian Infrastructure Holdings Ltd.
(Canada)
7.500% due 03/01/55  206,000 220,311
7.625% due 03/01/55  100,000 104,613
Star Holding LLC
8.750% due 08/01/31 ~ 97,000 93,519
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 178,000 184,689

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ $ 185,000 $ 171,951
Sunoco LP
4.500% due 10/01/29 ~ 198,000 193,477
4.625% due 05/01/30 ~ 68,000 66,103
5.625% due 03/15/31 ~ 163,000 164,279
5.875% due 07/15/27 ~ 132,000 132,785
5.875% due 03/15/34 ~ 112,000 112,043
6.250% due 07/01/33 ~ 55,000 56,366
6.625% due 08/15/32 ~ 208,000 213,911
7.000% due 05/01/29 ~ 451,000 470,641
7.250% due 05/01/32 ~ 91,000 96,278
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  66,000 64,844
4.500% due 04/30/30  17,000 16,613
6.000% due 04/15/27  41,000 41,207
7.000% due 09/15/28 ~ 229,000 237,079
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.500% due 01/15/28 ~ 1,000 1,004
6.000% due 12/31/30 ~ 248,000 250,148
6.750% due 03/15/34 ~ 53,000 53,031
7.375% due 02/15/29 ~ 269,000 279,035
Talos Production, Inc.
9.000% due 02/01/29 ~ 91,000 94,813
9.375% due 02/01/31 ~ 213,000 222,583
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 85,000 82,903
5.000% due 01/31/28 ~ 261,000 260,900
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 216,000 214,668
TGS ASA (Norway)
8.500% due 01/15/30 ~ 150,000 157,184
Tidewater, Inc.
9.125% due 07/15/30 ~ 199,000 213,676
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 133,000 134,379
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 109,908 113,087
Transocean International Ltd.
6.800% due 03/15/38  34,000 29,263
7.875% due 10/15/32 ~ 109,000 114,356
8.250% due 05/15/29 ~ 73,000 73,622
8.500% due 05/15/31 ~ 310,000 307,269
8.750% due 02/15/30 ~ 278,250 290,879
Trident Energy Finance PLC (United Kingdom)
12.500% due 11/30/29 ~ 22,000 22,389
USA Compression Partners LP/USA
Compression Finance Corp.
6.250% due 10/01/33 ~ 162,000 164,020
7.125% due 03/15/29 ~ 155,000 160,515
Valaris Ltd.
8.375% due 04/30/30 ~ 275,000 286,297
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 195,000 182,947
3.875% due 11/01/33 ~ 288,000 247,122
4.125% due 08/15/31 ~ 147,000 133,868
6.250% due 01/15/30 ~ 295,000 298,868
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ † 410,000 394,889
8.125% due 06/01/28 ~ 296,000 299,979
8.375% due 06/01/31 ~ 304,000 302,482
9.500% due 02/01/29 ~ 702,000 728,046
a
Principal
Amount Value
9.875% due 02/01/32 ~ $ 366,000 $ 378,333
Venture Global Plaquemines LNG LLC
6.125% due 12/15/30 ~ 146,000 148,763
6.500% due 01/15/34 ~ 406,000 416,048
6.500% due 06/15/34 ~ 100,000 102,228
6.750% due 01/15/36 ~ 209,000 214,175
7.500% due 05/01/33 ~ 219,000 236,751
7.750% due 05/01/35 ~ 301,000 329,742
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 203,000 200,969
7.250% due 02/15/33 ~ 36,000 33,945
Viridien (France)
10.000% due 10/15/30 ~ 31,000 32,711
Vital Energy, Inc.
7.750% due 07/31/29 ~ 197,000 197,511
7.875% due 04/15/32 ~ 100,000 98,597
9.750% due 10/15/30  82,000 86,341
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 100,000 91,988
Warrior Met Coal, Inc.
7.875% due 12/01/28 ~ † 127,000 130,066
WBI Operating LLC
6.250% due 10/15/30 ~ 183,000 184,228
6.500% due 10/15/33 ~ 105,000 104,658
Weatherford International Ltd.
6.750% due 10/15/33 ~ 235,000 240,791
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 170,000 172,027
29,946,596
Financial - 12.9%
Acrisure LLC/ Acrisure Finance, Inc.
6.000% due 08/01/29 ~ 157,000 155,765
6.750% due 07/01/32 ~ 237,000 245,185
7.500% due 11/06/30 ~ 335,000 350,232
8.250% due 02/01/29 ~ 71,000 73,836
AG Issuer LLC
6.250% due 03/01/28 ~ 102,000 102,799
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
4.250% due 10/15/27 ~ 74,000 73,864
5.875% due 11/01/29 ~ 1,000 1,004
6.500% due 10/01/31 ~ 251,000 259,016
6.750% due 10/15/27 ~ 144,000 145,516
6.750% due 04/15/28 ~ 323,000 329,987
7.000% due 01/15/31 ~ 406,000 421,495
Ally Financial, Inc.
6.646% due 01/17/40  103,000 103,938
6.700% due 02/14/33  160,000 167,383
American National Group, Inc.
7.000% due 12/01/55  100,000 100,546
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 300,000 295,273
6.375% due 02/15/29 ~ 50,000 51,452
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp.
7.000% due 04/15/30 ~ 239,000 238,957
Anywhere Real Estate Group LLC/Realogy Co-
Issuer Corp.
5.250% due 04/15/30 ~ 166,000 155,730
9.750% due 04/15/30 ~ 91,000 98,817
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 223,000 225,396

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/29 ~ $ 100,000 $ 96,802
Arbor Realty SR, Inc.
7.875% due 07/15/30 ~ 177,000 169,354
8.500% due 10/15/27 ~ 50,000 50,110
8.500% due 12/15/28 ~ 65,000 64,762
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 361,000 378,716
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 256,000 267,104
Aretec Group, Inc.
7.500% due 04/01/29 ~ 100,000 100,912
10.000% due 08/15/30 ~ 90,286 97,545
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 100,000 101,186
Assurant, Inc.
7.000% due 03/27/48  145,000 149,000
Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/32 ~ 638,000 662,325
Atlanticus Holdings Corp.
9.750% due 09/01/30 ~ 159,000 159,517
Avation Group S Pte. Ltd. (Singapore)
8.500% due 05/15/31 ~ 50,000 49,305
Azorra Finance Ltd.
7.250% due 01/15/31 ~ 45,000 47,330
7.750% due 04/15/30 ~ 74,000 78,424
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 170,000 176,261
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 ~ 37,000 39,506
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 200,000 198,716
Brandywine Operating Partnership LP
4.550% due 10/01/29  233,000 222,591
6.125% due 01/15/31  67,000 65,198
8.300% due 03/15/28  162,000 171,408
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ 183,000 190,317
Broadstreet Partners Group LLC
5.875% due 04/15/29 ~ 54,000 54,191
Brookfield Property REIT, Inc./BPR Cumulus LLC/
BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~ 226,000 224,114
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 195,816
9.250% due 07/01/31 ~ 87,000 89,685
Cobra AcquisitionCo LLC
6.375% due 11/01/29 ~ 300,000 263,575
12.250% due 11/01/29 ~ 33,000 33,919
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 215,000 204,986
3.625% due 10/01/31 ~ 206,000 183,832
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ 102,937 92,792
5.250% due 04/15/29 ~ 98,511 91,456
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 180,000 181,410
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 57,000 57,219
9.250% due 12/15/28 ~ 103,000 107,780
CrossCountry Intermediate HoldCo LLC
6.750% due 12/01/32 ~ 219,000 223,645
a
Principal
Amount Value
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ $ 170,000 $ 171,010
8.875% due 09/01/31 ~ 110,000 117,773
Diversified Healthcare Trust
4.375% due 03/01/31  46,000 40,698
4.750% due 02/15/28  109,000 105,300
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.375% due 09/30/30 ~ 158,000 159,433
Encore Capital Group, Inc.
8.500% due 05/15/30 ~ 149,000 160,350
9.250% due 04/01/29 ~ 140,000 147,700
Enova International, Inc.
9.125% due 08/01/29 ~ 186,000 198,139
11.250% due 12/15/28 ~ 63,000 66,676
EZCORP, Inc.
7.375% due 04/01/32 ~ 127,000 135,059
Fidelis Insurance Holdings Ltd. (United Kingdom)
7.750% due 06/15/55  200,000 216,860
Five Point Operating Co. LP
8.000% due 10/01/30 ~ 59,000 61,729
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 103,000 105,956
Freedom Mortgage Corp.
12.250% due 10/01/30 ~ 218,000 241,934
Freedom Mortgage Holdings LLC
6.875% due 05/01/31 ~ 122,000 122,139
8.375% due 04/01/32 ~ 50,000 52,672
9.125% due 05/15/31 ~ 92,000 98,928
9.250% due 02/01/29 ~ 319,000 334,752
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 102,122
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 150,000 152,593
6.875% due 04/15/29 ~ 87,000 90,453
8.000% due 02/15/27 ~ 17,000 17,416
8.000% due 06/15/28 ~ 70,000 74,178
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 236,000 245,039
Global Atlantic Fin Co.
7.250% due 03/01/56 ~ 67,000 67,346
7.950% due 10/15/54 ~ 85,000 88,235
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 167,000 159,565
7.625% due 07/01/29 ~ 252,000 249,396
9.250% due 12/01/28 ~ 40,000 41,160
HA Sustainable Infrastructure Capital, Inc.
8.000% due 06/01/56  100,000 104,758
Hightower Holding LLC
9.125% due 01/31/30 ~ 53,000 56,407
Howard Hughes Corp.
4.125% due 02/01/29 ~ 43,000 41,822
4.375% due 02/01/31 ~ 230,000 219,164
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
7.250% due 02/15/31 ~ 400,000 412,177
8.125% due 02/15/32 ~ 52,000 53,722
HUB International Ltd.
5.625% due 12/01/29 ~ 176,000 176,101
7.250% due 06/15/30 ~ 424,000 445,404
7.375% due 01/31/32 ~ 236,000 247,842

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Hudson Pacific Properties LP
3.950% due 11/01/27  $ 164,000 $ 157,373
5.950% due 02/15/28  200,000 197,248
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 45,000 44,126
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.375% due 02/01/29  210,000 181,972
5.250% due 05/15/27  67,000 66,129
6.250% due 05/15/26  80,000 80,168
9.000% due 06/15/30  425,000 406,607
10.000% due 11/15/29 ~ 107,000 107,058
Iron Mountain Information Management Services,
Inc.
5.000% due 07/15/32 ~ 13,000 12,418
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 154,000 146,911
4.875% due 09/15/29 ~ 200,000 197,452
5.000% due 07/15/28 ~ 172,000 172,146
5.250% due 07/15/30 ~ 389,000 384,599
5.625% due 07/15/32 ~ 246,000 242,330
6.250% due 01/15/33 ~ 421,000 424,796
7.000% due 02/15/29 ~ 59,000 60,643
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 410,000 417,474
6.750% due 05/01/33 ~ 313,000 326,915
7.125% due 04/30/31 ~ 238,000 250,222
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 147,000 141,640
6.625% due 10/15/31 ~ 181,000 178,262
Jefferson Capital Holdings LLC
8.250% due 05/15/30 ~ 100,000 105,247
Jones Deslauriers Insurance Management, Inc.
(Canada)
6.875% due 10/01/33 ~ 34,000 32,852
8.500% due 03/15/30 ~ 200,000 209,761
Kennedy-Wilson, Inc.
4.750% due 03/01/29  100,000 97,608
4.750% due 02/01/30  121,000 114,146
LD Holdings Group LLC
6.125% due 04/01/28 ~ 39,000 36,312
8.750% due 11/01/27 ~ 185,000 181,994
LFS Topco LLC
8.750% due 07/15/30 ~ 92,000 92,674
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 246,563
4.300% due 02/01/61 ~ 100,000 66,736
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 61,000 57,278
6.500% due 05/01/28 ~ 250,000 249,724
Millrose Properties, Inc.
6.250% due 09/15/32 ~ 197,000 198,922
6.375% due 08/01/30 ~ 126,000 129,008
MPT Operating Partnership LP/MPT Finance
Corp.
3.500% due 03/15/31  199,000 144,855
4.625% due 08/01/29  252,000 211,328
5.000% due 10/15/27  275,000 266,539
8.500% due 02/15/32 ~ 139,000 148,546
Nassau Cos., of New York
7.875% due 07/15/30 ~ 101,000 96,496
Navient Corp.
5.500% due 03/15/29 † 242,000 240,412
a
Principal
Amount Value
5.625% due 08/01/33  $ 44,000 $ 40,267
7.875% due 06/15/32 † 163,000 170,733
9.375% due 07/25/30  242,000 269,145
11.500% due 03/15/31  142,000 159,156
Newmark Group, Inc.
7.500% due 01/12/29  165,000 177,161
OneMain Finance Corp.
3.875% due 09/15/28  140,000 136,544
4.000% due 09/15/30  97,000 91,284
5.375% due 11/15/29  170,000 170,207
6.125% due 05/15/30  156,000 159,421
6.500% due 03/15/33  187,000 189,268
6.625% due 01/15/28  221,000 227,539
6.625% due 05/15/29  306,000 317,320
6.750% due 03/15/32  249,000 256,013
6.750% due 09/15/33  194,000 196,692
7.125% due 11/15/31  67,000 69,987
7.125% due 09/15/32  186,000 193,472
7.500% due 05/15/31  233,000 245,321
7.875% due 03/15/30  10,000 10,580
Osaic Holdings, Inc.
6.750% due 08/01/32 ~ 20,000 20,904
8.000% due 08/01/33 ~ 32,000 33,455
Oxford Finance LLC/Oxford Finance Co-Issuer
II, Inc.
6.375% due 02/01/27 ~ 50,000 50,181
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 655,000 679,155
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.875% due 05/15/29 ~ 258,000 252,132
5.875% due 10/01/28 ~ 6,000 6,009
7.000% due 02/01/30 ~ 44,000 45,323
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/29 ~ 100,000 102,724
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ 275,000 277,335
6.750% due 02/15/34 ~ 70,000 72,407
6.875% due 05/15/32 ~ 209,000 218,916
6.875% due 02/15/33 ~ 212,000 221,467
7.125% due 11/15/30 ~ 47,000 49,589
7.875% due 12/15/29 ~ 264,000 281,076
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 135,000 140,206
Phoenix Aviation Capital Ltd. (Ireland)
9.250% due 07/15/30 ~ 198,000 211,103
Planet Financial Group LLC
10.500% due 12/15/29 ~ 193,000 203,232
PRA Group, Inc.
8.375% due 02/01/28 ~ 151,000 154,852
8.875% due 01/31/30 ~ 50,000 51,936
Prospect Capital Corp.
3.437% due 10/15/28 † 206,000 182,642
Provident Funding Associates LP/PFG Finance
Corp.
9.750% due 09/15/29 ~ 144,000 151,994
Rfna LP
7.875% due 02/15/30 ~ 279,000 285,013
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~ 112,000 110,980
4.750% due 10/15/27  1,000 997
6.500% due 04/01/32 ~ 154,000 159,817
6.500% due 06/15/33 ~ 117,000 122,097

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
7.250% due 07/15/28 ~ $ 69,000 $ 71,198
Rithm Capital Corp.
8.000% due 04/01/29 ~ 227,000 233,226
8.000% due 07/15/30 ~ 93,000 95,193
RLJ Lodging Trust LP
4.000% due 09/15/29 ~ 71,000 67,401
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 253,000 261,666
6.375% due 08/01/33 ~ 664,000 693,129
6.500% due 08/01/29 ~ 215,000 222,017
7.125% due 02/01/32 ~ 256,000 269,432
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.625% due 03/01/29 ~ 286,000 276,452
3.875% due 03/01/31 ~ 195,000 185,316
Ryan Specialty LLC
4.375% due 02/01/30 ~ 20,000 19,653
5.875% due 08/01/32 ~ 171,000 174,832
SBA Communications Corp.
3.125% due 02/01/29  294,000 281,475
3.875% due 02/15/27  169,000 167,853
Service Properties Trust
3.714% due 09/30/28 ~ 105,000 95,015
3.950% due 01/15/28  200,000 188,954
4.375% due 02/15/30  56,000 47,497
4.950% due 10/01/29  50,000 43,618
5.500% due 12/15/27  2,000 1,976
8.375% due 06/15/29  268,000 269,663
8.625% due 11/15/31 ~ 18,000 18,944
8.875% due 06/15/32  234,000 231,029
SLM Corp.
3.125% due 11/02/26  90,000 88,526
6.500% due 01/31/30  17,000 17,621
Starwood Property Trust, Inc.
4.375% due 01/15/27 ~ 112,000 111,377
5.250% due 10/15/28 ~ 87,000 87,962
6.000% due 04/15/30 ~ 156,000 160,687
6.500% due 07/01/30 ~ 89,000 93,149
7.250% due 04/01/29 ~ 119,000 125,825
Stonebriar ABF Issuer LLC
8.125% due 12/15/30 ~ 128,000 131,835
Stonex Escrow Issuer LLC
6.875% due 07/15/32 ~ 85,000 88,223
StoneX Group, Inc.
7.875% due 03/01/31 ~ 263,000 280,437
Synchrony Financial
7.250% due 02/02/33 † 233,000 250,485
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  50,000 49,410
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ 130,000 137,900
United Wholesale Mortgage LLC
5.500% due 04/15/29 ~ 131,000 130,226
5.750% due 06/15/27 ~ 185,000 186,170
Uniti Group LP/ Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.000% due 01/15/30 ~ † 377,000 351,039
USI, Inc.
7.500% due 01/15/32 ~ 49,000 51,417
UWM Holdings LLC
6.250% due 03/15/31 ~ 149,000 148,834
6.625% due 02/01/30 ~ 275,000 278,643
a
Principal
Amount Value
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ $ 50,000 $ 52,494
Vornado Realty LP
3.400% due 06/01/31  63,000 57,191
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 25,000 25,769
XHR LP
4.875% due 06/01/29 ~ 233,000 229,905
36,058,814
Industrial - 10.4%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 239,000 247,450
Advanced Drainage Systems, Inc.
5.000% due 09/30/27 ~ 50,000 50,113
6.375% due 06/15/30 ~ 76,000 78,000
AECOM
6.000% due 08/01/33 ~ 91,000 93,314
AmeriTex HoldCo Intermediate LLC
7.625% due 08/15/33 ~ 28,000 29,562
Amsted Industries, Inc.
4.625% due 05/15/30 ~ 200,000 196,919
6.375% due 03/15/33 ~ 62,000 64,103
Arcosa , Inc.
4.375% due 04/15/29 ~ 143,000 140,884
6.875% due 08/15/32 ~ 66,000 69,827
Ardagh Group SA
5.500% Cash + 6.500% PIK
due 12/01/30 ~ 300,000 275,250
9.500% due 12/01/30 ~ 235,110 255,224
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
4.000% due 09/01/29 ~ 346,000 326,017
Artera Services LLC
8.500% due 02/15/31 ~ 66,000 54,852
ATI, Inc.
4.875% due 10/01/29  161,000 161,212
5.125% due 10/01/31  154,000 154,249
7.250% due 08/15/30  50,000 52,853
Atkore, Inc.
4.250% due 06/01/31 ~ 196,000 188,269
Avient Corp.
6.250% due 11/01/31 ~ 134,000 137,814
7.125% due 08/01/30 ~ 38,000 39,267
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 206,000 213,178
6.250% due 03/15/33 ~ 18,000 18,801
Ball Corp.
2.875% due 08/15/30  172,000 159,158
3.125% due 09/15/31  17,000 15,678
5.500% due 09/15/33  228,000 232,612
6.000% due 06/15/29  231,000 237,731
Beacon Mobility Corp.
7.250% due 08/01/30 ~ 116,000 121,392
Boise Cascade Co.
4.875% due 07/01/30 ~ 68,000 67,554
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~ 29,000 29,107
6.750% due 06/15/33 ~ 71,000 75,135
7.000% due 06/01/32 ~ 275,000 290,920
7.250% due 07/01/31 ~ 211,000 225,115
7.450% due 05/01/34 ~ 136,000 152,681
7.500% due 02/01/29 ~ 114,000 118,955
8.750% due 11/15/30 ~ 193,000 208,760

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ $ 198,000 $ 194,415
Brightline East LLC
11.000% due 01/31/30 ~ † 217,000 61,845
Builders FirstSource , Inc.
4.250% due 02/01/32 ~ 23,000 21,920
5.000% due 03/01/30 ~ 258,000 257,439
6.375% due 03/01/34 ~ 234,000 242,233
6.750% due 05/15/35 ~ 271,000 283,673
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 150,000 148,272
4.125% due 04/15/29 ~ 87,000 84,846
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 132,887
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ 205,000 159,026
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 49,955
Cascades, Inc./Cascades USA, Inc. (Canada)
5.375% due 01/15/28 ~ 173,000 172,667
6.750% due 07/15/30 ~ 73,000 76,103
Chart Industries, Inc.
7.500% due 01/01/30 ~ 155,000 161,742
9.500% due 01/01/31 ~ 100,000 106,214
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 213,000 213,375
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 231,000 235,833
6.750% due 04/15/32 ~ 129,000 132,734
6.875% due 01/15/30 ~ 267,000 274,009
8.750% due 04/15/30 ~ 83,000 84,445
Coherent Corp.
5.000% due 12/15/29 ~ 272,000 271,311
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 55,000 27,854
9.500% due 08/15/29 ~ 100,000 74,082
CP Atlas Buyer, Inc.
9.750% due 07/15/30 ~ 15,000 15,551
Crown Americas LLC
5.250% due 04/01/30  22,000 22,553
5.875% due 06/01/33 ~ 97,000 99,288
Danaos Corp. (Greece)
8.500% due 03/01/28 ~ 100,000 101,162
Dycom Industries, Inc.
4.500% due 04/15/29 ~ 85,000 84,029
Efesto Bidco SpA Efesto U.S. LLC (Italy)
7.500% due 02/15/32 ~ 215,000 217,686
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 650,000 677,795
6.750% due 07/15/31 ~ 53,000 55,906
Energizer Holdings, Inc.
4.375% due 03/31/29 ~ 295,000 282,200
6.000% due 09/15/33 ~ 50,000 48,023
EnerSys
4.375% due 12/15/27 ~ 100,000 99,651
6.625% due 01/15/32 ~ 122,000 127,115
Enpro , Inc.
6.125% due 06/01/33 ~ 7,000 7,241
Entegris , Inc.
4.375% due 04/15/28 ~ 241,000 240,263
Enviri Corp.
5.750% due 07/31/27 ~ 166,000 166,213
a
Principal
Amount Value
Esab Corp.
6.250% due 04/15/29 ~ $ 87,000 $ 89,564
First Student Bidco , Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 38,000 37,067
FTAI Aviation Investors LLC
5.875% due 04/15/33 ~ 13,000 13,223
7.000% due 05/01/31 ~ 212,000 223,409
7.000% due 06/15/32 ~ 274,000 288,254
7.875% due 12/01/30 ~ 165,333 176,436
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 34,073
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 85,000 83,643
4.000% due 08/01/28 ~ 187,000 184,555
4.375% due 08/15/29 ~ 3,000 2,952
4.750% due 06/15/29 ~ 78,000 77,903
6.750% due 01/15/31 ~ 182,000 191,177
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 ~ 165,000 165,769
7.500% due 04/15/32 ~ 49,000 52,501
Goat Holdco LLC
6.750% due 02/01/32 ~ 151,000 155,207
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 149,500
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ 68,000 68,194
Graphic Packaging International LLC
3.500% due 03/01/29 ~ 188,000 180,048
4.750% due 07/15/27 ~ 76,000 76,092
6.375% due 07/15/32 ~ 195,000 198,885
Griffon Corp.
5.750% due 03/01/28  156,000 156,388
Hillenbrand, Inc.
3.750% due 03/01/31  78,000 78,294
6.250% due 02/15/29  25,000 25,590
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ 281,000 295,044
Imola Merger Corp.
4.750% due 05/15/29 ~ 472,000 466,270
INNOVATE Corp.
10.500% PIK due 02/01/27 ~ 56,000 48,720
Iris Holding, Inc.
10.000% due 12/15/28 ~ 100,000 90,646
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 47,000 47,050
JELD-WEN, Inc.
4.875% due 12/15/27 ~ 14,000 12,278
7.000% due 09/01/32 ~ † 65,000 44,721
Knife River Corp.
7.750% due 05/01/31 ~ 27,000 28,401
LABL, Inc.
5.875% due 11/01/28 ~ 41,000 25,897
8.625% due 10/01/31 ~ 313,000 166,770
9.500% due 11/01/28 ~ 150,000 94,833
10.500% due 07/15/27 ~ † 105,000 65,346
LSB Industries, Inc.
6.250% due 10/15/28 ~ 163,000 163,345
Luna 1.5 SARL (Luxembourg)
12.000% PIK due 07/01/32 ~ 200,000 210,119
Madison IAQ LLC
5.875% due 06/30/29 ~ 215,000 213,866

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ $ 129,000 $ 138,720
Masterbrand, Inc.
7.000% due 07/15/32 ~ 242,000 251,010
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/30 ~ 377,000 374,374
9.250% due 04/15/27 ~ † 402,000 379,671
Maxam Prill SARL (Luxembourg)
7.750% due 07/15/30 ~ 199,000 206,754
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 17,000 18,105
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 201,000 206,189
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/30 ~ 113,000 109,736
Moog, Inc.
4.250% due 12/15/27 ~ 208,000 206,155
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 48,862
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 128,000 128,318
9.750% due 07/15/28 ~ 55,000 55,708
OI European Group BV
4.750% due 02/15/30 ~ 188,000 182,086
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500% due 04/15/30 ~ 150,000 67,918
Owens-Brockway Glass Container, Inc.
6.625% due 05/13/27 ~ 19,000 19,081
7.250% due 05/15/31 ~ 95,000 97,093
7.375% due 06/01/32 ~ 172,000 174,711
Park-Ohio Industries, Inc.
8.500% due 08/01/30 ~ 70,000 72,224
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 756,000 787,400
6.750% due 03/01/33 ~ 186,000 194,367
Rand Parent LLC
8.500% due 02/15/30 ~ 225,000 234,576
Reworld Holding Corp.
4.875% due 12/01/29 ~ 175,000 168,367
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 67,000 66,005
Sealed Air Corp.
5.000% due 04/15/29 ~ 45,000 45,400
6.500% due 07/15/32 ~ 24,000 24,957
6.875% due 07/15/33 ~ † 205,000 216,773
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 108,000 109,851
7.250% due 02/15/31 ~ 228,000 237,711
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 100,000 95,054
Sensata Technologies BV
5.875% due 09/01/30 ~ 210,000 213,402
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 165,000 154,944
6.625% due 07/15/32 ~ 126,000 132,035
Silgan Holdings, Inc.
4.125% due 02/01/28  77,000 75,932
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 147,000 147,792
8.875% due 11/15/31 ~ 198,000 211,933
Spirit AeroSystems, Inc.
4.600% due 06/15/28  23,000 23,043
a
Principal
Amount Value
SPX FLOW, Inc.
8.750% due 04/01/30 ~ $ 14,000 $ 14,506
Standard Building Solutions, Inc.
5.875% due 03/15/34 ~ 109,000 109,387
6.250% due 08/01/33 ~ 346,000 353,647
6.500% due 08/15/32 ~ 188,000 193,686
Standard Industries, Inc.
3.375% due 01/15/31 ~ 56,000 51,482
4.375% due 07/15/30 ~ 298,000 287,685
4.750% due 01/15/28 ~ 313,000 312,529
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 192,000 178,783
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 50,000 52,974
Terex Corp.
5.000% due 05/15/29 ~ 234,000 233,415
6.250% due 10/15/32 ~ 112,000 114,991
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 214,000 214,182
TopBuild Corp.
3.625% due 03/15/29 ~ 122,000 118,262
4.125% due 02/15/32 ~ 34,000 32,323
5.625% due 01/31/34 ~ 71,000 71,861
Toucan FinCo Ltd./Toucan FinCo Can, Inc./
Toucan FinCo U.S. LLC (Canada)
9.500% due 05/15/30 ~ 217,000 216,899
TransDigm , Inc.
4.625% due 01/15/29  146,000 145,159
4.875% due 05/01/29  4,000 3,993
6.000% due 01/15/33 ~ 341,000 349,280
6.250% due 01/31/34 ~ 51,000 52,948
6.375% due 03/01/29 ~ 603,000 622,609
6.375% due 05/31/33 ~ 382,000 392,240
6.625% due 03/01/32 ~ 567,000 590,627
6.750% due 08/15/28 ~ 307,000 312,792
6.750% due 01/31/34 ~ 273,000 284,553
6.875% due 12/15/30 ~ 122,000 127,737
7.125% due 12/01/31 ~ 324,000 340,919
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 235,000 241,080
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 97,331
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 34,000 35,344
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 143,000 153,403
12.250% due 01/15/31 ~ 52,000 56,467
TTM Technologies, Inc.
4.000% due 03/01/29 ~ 109,000 106,872
Tutor Perini Corp.
11.875% due 04/30/29 ~ 33,000 36,787
Vertiv Group Corp.
4.125% due 11/15/28 ~ 100,000 98,830
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ 183,000 188,822
Watco Cos. LLC/ Watco Finance Corp.
7.125% due 08/01/32 ~ 29,000 30,388
Weekley Homes LLC/ Weekley Finance Corp.
4.875% due 09/15/28 ~ 149,000 147,061
6.750% due 01/15/34 ~ 75,000 76,033
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 225,000 232,632
6.375% due 03/15/33 ~ 165,000 172,377

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
6.625% due 03/15/32 ~ $ 110,000 $ 114,996
7.250% due 06/15/28 ~ 321,000 325,840
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 77,829
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 89,000 93,519
XPO, Inc.
7.125% due 06/01/31 ~ 52,000 54,432
7.125% due 02/01/32 ~ 63,000 66,494
29,237,805
Technology - 4.5%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 181,000 182,344
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 299,512
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 109,000 114,960
Amkor Technology, Inc.
5.875% due 10/01/33 ~ 234,000 239,120
ams -OSRAM AG (Austria)
12.250% due 03/30/29 ~ 200,000 213,435
ASGN, Inc.
4.625% due 05/15/28 ~ 100,000 98,574
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ † 360,000 359,223
CACI International, Inc.
6.375% due 06/15/33 ~ 82,000 84,946
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 171,000 176,279
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 134,000 116,633
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 100,000 84,885
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 839,000 850,535
6.625% due 08/15/33 ~ 67,000 66,442
8.250% due 06/30/32 ~ 451,000 471,561
9.000% due 09/30/29 ~ 670,000 698,274
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 95,000 82,156
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ 10,000 10,086
CoreLogic, Inc.
4.500% due 05/01/28 ~ 190,000 187,033
CoreWeave , Inc.
9.000% due 02/01/31 ~ † 346,000 317,548
9.250% due 06/01/30 ~ 444,000 413,279
Crane NXT Co.
4.200% due 03/15/48  10,000 6,435
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  51,000 48,984
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 203,000 216,533
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 20,000 18,878
Elastic NV
4.125% due 07/15/29 ~ 114,000 110,673
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 98,000 100,171
Fair Isaac Corp.
4.000% due 06/15/28 ~ 249,000 246,507
a
Principal
Amount Value
6.000% due 05/15/33 ~ $ 193,000 $ 198,854
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 105,000 109,692
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 169,000 173,870
KBR, Inc.
4.750% due 09/30/28 ~ 150,000 147,799
Kioxia Holdings Corp. (Japan)
6.250% due 07/24/30 ~ 296,000 304,802
6.625% due 07/24/33 ~ 325,000 338,252
McAfee Corp.
7.375% due 02/15/30 ~ 481,000 419,982
NCR Atleos Corp.
9.500% due 04/01/29 ~ 179,000 194,386
NCR Voyix Corp.
5.000% due 10/01/28 ~ 56,000 55,837
5.125% due 04/15/29 ~ 78,000 77,688
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 149,000 146,330
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 286,000 280,847
3.875% due 12/01/29 ~ 47,000 44,669
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 183,000 175,037
4.125% due 12/01/31 ~ 192,000 179,370
Pagaya U.S. Holdings Co. LLC
8.875% due 08/01/30 ~ 168,000 146,686
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 212,000 212,933
Playtika Holding Corp.
4.250% due 03/15/29 ~ 206,000 184,911
Rackspace Finance LLC
3.500% due 05/15/28 ~ 100,000 37,000
RingCentral, Inc.
8.500% due 08/15/30 ~ 178,000 189,546
ROBLOX Corp.
3.875% due 05/01/30 ~ 85,000 81,396
Rocket Software, Inc.
6.500% due 02/15/29 ~ 106,000 104,374
9.000% due 11/28/28 ~ 131,000 135,187
Science Applications International Corp.
5.875% due 11/01/33 ~ 227,000 230,279
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/31 ~ 65,000 62,073
5.750% due 12/01/34 ~ 50,000 51,369
5.875% due 07/15/30 ~ 109,000 112,501
8.250% due 12/15/29 ~ 245,000 260,739
Seagate HDD Cayman
8.500% due 07/15/31  260,000 276,617
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 316,000 316,494
6.500% due 06/01/32 ~ 68,000 70,804
Synaptics , Inc.
4.000% due 06/15/29 ~ 100,000 96,914
Twilio, Inc.
3.625% due 03/15/29  250,000 241,916
UKG, Inc.
6.875% due 02/01/31 ~ 516,000 530,857
Unisys Corp.
10.625% due 01/15/31 ~ 100,000 102,523
Xerox Corp.
6.750% due 12/15/39  50,000 15,950
13.500% due 04/15/31 ~ † 358,000 293,336

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a
Principal
Amount Value
Xerox Holdings Corp.
8.875% due 11/30/29 ~ $ 17,000 $ 6,927
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 16,000 16,584
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp.
3.875% due 02/01/29 ~ 175,000 165,414
12,605,751
Utilities - 3.4%
AES Corp.
6.950% due 07/15/55  78,000 77,345
7.600% due 01/15/55  290,000 295,540
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  154,000 152,517
Alpha Generation LLC
6.250% due 01/15/34 ~ 198,000 200,147
6.750% due 10/15/32 ~ 108,000 111,859
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 250,000 259,418
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750% due 05/20/27  64,000 64,403
9.375% due 06/01/28 ~ 223,000 231,972
9.500% due 06/01/30 ~ 36,000 38,375
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 222,000 222,847
Calpine Corp.
3.750% due 03/01/31 ~ 1,000 967
4.500% due 02/15/28 ~ 196,000 196,222
5.000% due 02/01/31 ~ 237,000 241,706
5.125% due 03/15/28 ~ 406,000 406,646
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,000 1,875
4.750% due 03/15/28 ~ 273,000 273,409
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 19,000 19,615
DPL LLC
4.350% due 04/15/29  111,000 109,740
Edison International
7.875% due 06/15/54  90,000 94,541
8.125% due 06/15/53  150,000 156,183
EUSHI Finance, Inc.
6.250% due 04/01/56  66,000 66,149
7.625% due 12/15/54  167,000 175,676
Leeward Renewable Energy Operations LLC
4.250% due 07/01/29 ~ 66,000 63,131
Lightning Power LLC
7.250% due 08/15/32 ~ 183,400 195,122
NRG Energy, Inc.
3.375% due 02/15/29 ~ 250,000 239,345
3.625% due 02/15/31 ~ 77,000 71,999
5.250% due 06/15/29 ~ 294,000 295,925
5.750% due 01/15/28  37,000 37,160
5.750% due 07/15/29 ~ 275,000 275,029
5.750% due 01/15/34 ~ 132,000 133,412
6.000% due 02/01/33 ~ 104,000 106,266
6.000% due 01/15/36 ~ 300,000 304,130
6.250% due 11/01/34 ~ 315,000 323,806
PacifiCorp
7.375% due 09/15/55  250,000 254,997
a
Principal
Amount Value
Pattern Energy Operations LP/Pattern Energy
Operations, Inc.
4.500% due 08/15/28 ~ $ 129,000 $ 127,309
PG&E Corp.
5.000% due 07/01/28  200,000 200,060
7.375% due 03/15/55  332,000 345,976
Talen Energy Supply LLC
6.250% due 02/01/34 ~ 344,000 351,012
6.500% due 02/01/36 ~ 207,000 214,186
8.625% due 06/01/30 ~ 197,000 208,667
TransAlta Corp. (Canada)
5.875% due 02/01/34  42,000 42,314
6.500% due 03/15/40  50,000 50,182
TXNM Energy, Inc.
7.000% due 07/31/56 ~ 68,000 67,816
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 202,000 199,564
5.000% due 07/31/27 ~ 139,000 139,813
6.875% due 04/15/32 ~ 329,000 346,730
7.750% due 10/15/31 ~ 432,000 457,767
VoltaGrid LLC
7.375% due 11/01/30 ~ 386,000 382,615
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 125,000 123,784
7.250% due 01/15/29 ~ 162,000 166,073
7.750% due 04/15/34 ~ 163,000 165,782
8.375% due 01/15/31 ~ † 259,000 272,322
8.625% due 03/15/33 ~ 97,000 102,112
9,661,558
Total Corporate Bonds & Notes
    (Cost $273,248,320) 275,073,523
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.3%
    (Cost $273,682,161) 275,290,289
Shares
SECURITIES LENDING COLLATERAL - 3.4%
Mutual Funds - 0.7%
The Morgan Stanley Institutional Liquidity Funds
3.640% 2,015,789 2,015,789
Principal
Amount
Repurchase Agreements - 2.7%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$4,177,928; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$4,261,487) $ 4,177,023 4,177,023

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $214,896 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, investments with a total aggregate value of $77,564 or less than 0.1% of the Fund’s net assets were in default.
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$3,441,859; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$3,517,754) $ 3,436,860 $ 3,436,860
7,613,883
Total Securities Lending Collateral
(Cost $9,629,672) 9,629,672
a
TOTAL INVESTMENTS - 101.7%
(Cost $283,311,833) 284,919,961
OTHER ASSETS & LIABILITIES, NET - (1.7%) (4,767,801)
NET ASSETS - 100.0% $280,152,160
Consumer, Cyclical 19.4%
Communications 16.1%
Consumer, Non-Cyclical 15.2%
Financial 12.9%
Energy 10.7%
Industrial 10.5%
Basic Materials 5.4%
Technology 4.5%
Utilities 3.4%
Securities Lending Collateral 3.4%
Others (each less than 3.0%) 0.2%
101.7%
Other Assets & Liabilities, Net (1.7%)
100.0%
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 1,870 $ 1,870 $ – $ –
Financial 89,385 – 89,385 –
Industrial 125,511 – 125,511 –
Total Common Stocks 216,766 1,870 214,896 –
Corporate Bonds & Notes 275,073,523 – 275,073,523 –
Securities Lending Collateral 9,629,672 2,015,789 7,613,883 –
Total $284,919,961 $2,017,659 $282,902,302 $–

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 0.3%
spacing
Anglogold Ashanti PLC (Australia)  2,234 $ 190,516
Carpenter Technology Corp. 311 97,915
Ecolab, Inc. 2,118 556,017
Sherwin-Williams Co. 7,233 2,343,709
Steel Dynamics, Inc. 493 83,539
3,271,696
Communications - 19.3%
spacing
Airbnb, Inc. Class A * 14,706 1,995,898
Alphabet, Inc. Class A  114,233 35,754,929
Alphabet, Inc. Class C  93,014 29,187,793
Amazon.com, Inc. * 204,379 47,174,761
AppLovin Corp. Class A * 8,245 5,555,646
Arista Networks, Inc. * 35,676 4,674,626
AST SpaceMobile, Inc. †* 7,032 510,734
Booking Holdings, Inc. 1,057 5,660,584
CDW Corp. 347 47,261
Chewy, Inc. Class A * 7,786 257,327
Coupang, Inc. * (South Korea)  45,243 1,067,282
DoorDash, Inc. Class A * 12,408 2,810,164
Etsy, Inc. * 2,157 119,584
Expedia Group, Inc. 4,114 1,165,537
FactSet Research Systems, Inc. 90 26,117
GCI Liberty, Inc. Class A * 19 701
GCI Liberty, Inc. Class C * 215 8,000
Gen Digital, Inc. 2,182 59,329
GoDaddy, Inc. Class A * 4,562 566,053
Liberty Broadband Corp. Class A * 98 4,731
Liberty Broadband Corp. Class C * 748 36,353
Liberty Media Corp.-Liberty Formula One
Class A * 157 14,033
Liberty Media Corp.-Liberty Formula One
Class C * 2,309 227,460
Lyft, Inc. Class A * 2,333 45,190
Meta Platforms, Inc. Class A  57,501 37,955,835
Motorola Solutions, Inc. 2,397 918,818
Netflix, Inc. * 146,564 13,741,841
Nexstar Media Group, Inc. 62 12,589
Palo Alto Networks, Inc. * 23,223 4,277,677
Pinterest, Inc. Class A * 9,901 256,337
Reddit, Inc. Class A * 4,295 987,292
Robinhood Markets, Inc. Class A * 3,338 377,528
Roku, Inc. * 637 69,108
Spotify Technology SA * 5,320 3,089,377
Trade Desk, Inc. Class A * 15,070 572,057
Trump Media & Technology Group Corp. * 3,401 45,029
Uber Technologies, Inc. * 69,625 5,689,059
Ubiquiti, Inc. 154 85,216
Wayfair, Inc. Class A * 647 64,965
205,112,821
Consumer, Cyclical - 9.3%
spacing
Alaska Air Group, Inc. * 774 38,932
Allison Transmission Holdings, Inc. 522 51,104
American Airlines Group, Inc. * 2,009 30,798
AutoZone, Inc. * 87 295,060
Birkenstock Holding PLC * (Germany)  655 26,789
BJ's Wholesale Club Holdings, Inc. * 707 63,651
Burlington Stores, Inc. * 2,190 632,581
Carnival Corp. * 11,144 340,338
Carvana Co. * 4,675 1,972,943
a Shares Value
Casey's General Stores, Inc. 173 $ 95,619
Cava Group, Inc. †* 3,222 189,099
Chipotle Mexican Grill, Inc. * 45,732 1,692,084
Choice Hotels International, Inc. 302 28,769
Churchill Downs, Inc. 1,947 221,530
Copart, Inc. * 28,484 1,115,149
Core & Main, Inc. Class A * 3,850 200,084
Costco Wholesale Corp. 15,350 13,236,919
Darden Restaurants, Inc. 3,903 718,230
Deckers Outdoor Corp. * 5,085 527,162
Domino's Pizza, Inc. 353 147,137
DraftKings, Inc. Class A * 16,955 584,269
Dutch Bros, Inc. Class A * 4,227 258,777
Fastenal Co. 32,604 1,308,399
Ferguson Enterprises, Inc. 435 96,844
Floor & Decor Holdings, Inc. Class A * 1,207 73,494
Flutter Entertainment PLC * (United Kingdom)  4,517 971,336
Freshpet, Inc. * 525 31,988
Hilton Worldwide Holdings, Inc. 7,887 2,265,541
Home Depot, Inc. 26,241 9,029,528
Las Vegas Sands Corp. 10,463 681,037
Lithia Motors, Inc. 105 34,895
Live Nation Entertainment, Inc. * 5,376 766,080
Lululemon Athletica, Inc. * 2,077 431,621
Marriott International, Inc. Class A  5,959 1,848,720
McDonald's Corp. 1,372 419,324
Murphy USA, Inc. 563 227,182
Norwegian Cruise Line Holdings Ltd. * 13,957 311,520
On Holding AG Class A * (Switzerland)  7,491 348,182
O'Reilly Automotive, Inc. * 26,775 2,442,148
Planet Fitness, Inc. Class A * 2,794 303,065
Pool Corp. 245 56,044
Ralph Lauren Corp. 118 41,726
RB Global, Inc. (Canada)  412 42,382
Restaurant Brands International, Inc. (Canada)  7,101 484,501
RH * 142 25,439
Ross Stores, Inc. 2,142 385,860
Royal Caribbean Cruises Ltd. 8,762 2,443,897
SharkNinja, Inc. * 578 64,678
SiteOne Landscape Supply, Inc. * 384 47,831
Somnigroup International, Inc. 6,991 624,156
Southwest Airlines Co. 1,967 81,296
Starbucks Corp. 5,177 435,955
Tapestry, Inc. 6,654 850,182
Tesla, Inc. * 88,141 39,638,771
Texas Roadhouse, Inc. 2,250 373,500
TJX Cos., Inc. 19,341 2,970,971
TKO Group Holdings, Inc. 1,045 218,405
Tractor Supply Co. 18,154 907,882
Travel & Leisure Co. 754 53,180
Ulta Beauty, Inc. * 403 243,819
Vail Resorts, Inc. 974 129,347
Viking Holdings Ltd. * 6,107 436,101
Walmart, Inc. 15,033 1,674,827
Wendy's Co. 3,617 30,130
Williams-Sonoma, Inc. 647 115,548
Wingstop, Inc. 921 219,649
WW Grainger, Inc. 1,291 1,302,684
Wyndham Hotels & Resorts, Inc. 2,100 158,676
Yum! Brands, Inc. 3,212 485,911
98,601,276
Consumer, Non-Cyclical - 10.2%
spacing
AbbVie, Inc. 61,266 13,998,668

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Affirm Holdings, Inc. * 5,755 $ 428,345
Alnylam Pharmaceuticals, Inc. * 4,384 1,743,298
Amgen, Inc. 13,721 4,491,020
Apellis Pharmaceuticals, Inc. * 3,903 98,043
Automatic Data Processing, Inc. 13,065 3,360,710
Avis Budget Group, Inc. * 275 35,288
Block, Inc. * 6,973 453,873
Booz Allen Hamilton Holding Corp. 4,279 360,976
Boston Scientific Corp. * 8,630 822,870
Bright Horizons Family Solutions, Inc. * 278 28,189
Bristol-Myers Squibb Co. 13,559 731,372
Cardinal Health, Inc. 4,188 860,634
Celsius Holdings, Inc. * 5,333 243,931
Cencora, Inc. 6,332 2,138,633
Chemed Corp. 64 27,383
Cigna Group 750 206,422
Cintas Corp. 11,890 2,236,152
Coca-Cola Co. 65,715 4,594,136
Coca-Cola Consolidated, Inc. 302 46,297
Colgate-Palmolive Co. 13,176 1,041,168
Corcept Therapeutics, Inc. * 3,071 106,871
Corpay, Inc. * 2,350 707,185
Darling Ingredients, Inc. * 962 34,632
DaVita, Inc. * 1,150 130,651
Dexcom, Inc. * 13,294 882,323
Eli Lilly & Co. 27,705 29,774,009
Equifax, Inc. 715 155,141
Exact Sciences Corp. * 376 38,187
Exelixis, Inc. * 7,674 336,351
Gilead Sciences, Inc. 11,595 1,423,170
Grand Canyon Education, Inc. * 330 54,882
H&R Block, Inc. 591 25,756
Halozyme Therapeutics, Inc. * 4,007 269,671
HCA Healthcare, Inc. 1,194 557,431
Hershey Co. 520 94,630
IDEXX Laboratories, Inc. * 2,756 1,864,517
Incyte Corp. * 1,496 147,760
Insmed, Inc. * 6,787 1,181,209
Inspire Medical Systems, Inc. * 1,056 97,395
Insulet Corp. * 2,412 685,587
Intuitive Surgical, Inc. * 12,207 6,913,557
Ionis Pharmaceuticals, Inc. * 5,107 404,015
Kimberly-Clark Corp. 4,132 416,877
Masimo Corp. * 1,651 214,729
McKesson Corp. 4,006 3,286,082
Medpace Holdings, Inc. * 789 443,142
Molina Healthcare, Inc. * 1,076 186,729
Monster Beverage Corp. * 24,124 1,849,587
Moody's Corp. 5,376 2,746,330
Morningstar, Inc. 584 126,909
Natera, Inc. * 4,490 1,028,614
Neurocrine Biosciences, Inc. * 2,791 395,848
Paylocity Holding Corp. * 1,473 224,632
Penumbra, Inc. * 1,320 410,401
PepsiCo, Inc. 6,381 915,801
Performance Food Group Co. * 560 50,355
Quanta Services, Inc. 3,945 1,665,027
Repligen Corp. * 119 19,499
ResMed, Inc. 1,148 276,519
Rollins, Inc. 9,578 574,872
Sarepta Therapeutics, Inc. * 1,966 42,308
Shift4 Payments, Inc. Class A †* 2,311 145,524
Sprouts Farmers Market, Inc. * 3,388 269,922
Stryker Corp. 3,061 1,075,850
a Shares Value
Summit Therapeutics, Inc. †* 4,272 $ 74,717
Sysco Corp. 8,692 640,513
Tempus AI, Inc. * 3,322 196,164
Toast, Inc. Class A * 16,017 568,764
U-Haul Holding Co. 1,251 58,472
Ultragenyx Pharmaceutical, Inc. * 3,409 78,407
Valvoline, Inc. * 3,769 109,527
Verisk Analytics, Inc. 2,968 663,912
Vertex Pharmaceuticals, Inc. * 8,894 4,032,184
Viking Therapeutics, Inc. * 315 11,082
Waters Corp. * 1,114 423,131
WEX, Inc. * 166 24,731
WillScot Holdings Corp. 2,054 38,677
Zoetis, Inc. 12,311 1,548,970
108,667,146
Energy - 0.3%
spacing
Cheniere Energy, Inc. 3,333 647,902
Enphase Energy, Inc. * 4,337 139,001
HF Sinclair Corp. 633 29,169
Phillips 66 1,066 137,557
SLB Ltd. 4,333 166,300
Targa Resources Corp. 7,345 1,355,152
Texas Pacific Land Corp. 1,938 556,632
Williams Cos., Inc. 2,362 141,980
3,173,693
Financial - 6.1%
spacing
Ally Financial, Inc. 779 35,281
American Express Co. 6,141 2,271,863
American Tower Corp. REIT 16,176 2,840,020
Ameriprise Financial, Inc. 2,896 1,420,025
Aon PLC Class A  6,707 2,366,766
Apollo Global Management, Inc. 9,929 1,437,322
ARES Management Corp. Class A  6,507 1,051,726
Arthur J Gallagher & Co. 549 142,076
Bank of America Corp. 18,304 1,006,720
Bank of New York Mellon Corp. 1,878 218,017
Blackstone, Inc. 25,651 3,953,845
Blue Owl Capital, Inc. 22,688 338,959
Brookfield Asset Management Ltd.
Class A (Canada)  4,349 227,844
Brown & Brown, Inc. 1,067 85,040
CBRE Group, Inc. Class A * 1,195 192,144
Charles Schwab Corp. 5,123 511,839
Circle Internet Group, Inc. * 258 20,459
Citigroup, Inc. 10,897 1,271,571
Coinbase Global, Inc. Class A * 736 166,439
CoStar Group, Inc. * 1,892 127,218
Equitable Holdings, Inc. 9,865 470,067
Everest Group Ltd. 227 77,033
Freedom Holding Corp. * (Kazakhstan)  549 66,802
Goldman Sachs Group, Inc. 554 486,966
Hamilton Lane, Inc. Class A  953 127,998
Houlihan Lokey, Inc. 754 131,339
Interactive Brokers Group, Inc. Class A  827 53,184
Jefferies Financial Group, Inc. 1,051 65,131
Jones Lang LaSalle, Inc. * 474 159,487
Kinsale Capital Group, Inc. 736 287,864
KKR & Co., Inc. 5,734 730,970
Lamar Advertising Co. Class A REIT 2,951 373,538
Lazard, Inc. 779 37,828
LPL Financial Holdings, Inc. 2,711 968,288
Markel Group, Inc. * 93 199,918

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Marsh & McLennan Cos., Inc. 1,990 $ 369,185
Mastercard, Inc. Class A  27,820 15,881,882
NU Holdings Ltd. Class A * (Brazil)  115,677 1,936,433
Pinnacle Financial Partners, Inc. 320 30,531
Popular, Inc. 124 15,441
Progressive Corp. 1,079 245,710
Public Storage REIT 730 189,435
Ryan Specialty Holdings, Inc. 3,559 183,751
Simon Property Group, Inc. REIT 2,439 451,483
SLM Corp. 1,054 28,521
SoFi Technologies, Inc. * 6,135 160,614
Sun Communities, Inc. REIT 885 109,660
TPG, Inc. 4,345 277,385
Tradeweb Markets, Inc. Class A  358 38,499
UDR, Inc. REIT 809 29,674
Visa, Inc. Class A  58,214 20,416,232
Western Alliance Bancorp 826 69,442
XP, Inc. Class A (Brazil)  1,078 17,647
64,373,112
Industrial - 4.5%
spacing
3M Co. 2,962 474,216
AAON, Inc. † 2,320 176,900
Amphenol Corp. Class A  42,197 5,702,503
Armstrong World Industries, Inc. 362 69,178
Axon Enterprise, Inc. * 2,580 1,465,259
Boeing Co. * 3,693 801,824
BWX Technologies, Inc. 471 81,408
Carlisle Cos., Inc. 193 61,733
Caterpillar, Inc. 1,991 1,140,584
Comfort Systems USA, Inc. 1,203 1,122,748
Eagle Materials, Inc. 74 15,294
EMCOR Group, Inc. 507 310,178
Entegris, Inc. 893 75,235
FTAI Aviation Ltd. 3,452 679,526
GE Vernova, Inc. 9,455 6,179,504
General Electric Co. 35,971 11,080,147
HEICO Corp. 1,483 479,884
HEICO Corp. Class A  2,614 659,852
Howmet Aerospace, Inc. 13,867 2,843,012
Illinois Tool Works, Inc. 3,254 801,460
Jabil, Inc. 2,374 541,320
James Hardie Industries PLC * 2,635 54,676
Karman Holdings, Inc. * 1,758 128,633
Lennox International, Inc. 1,094 531,225
Leonardo DRS, Inc. 1,087 37,056
Loar Holdings, Inc. * 1,469 99,892
Lockheed Martin Corp. 1,980 957,667
MasTec, Inc. * 479 104,120
Old Dominion Freight Line, Inc. 384 60,211
RBC Bearings, Inc. * 230 103,139
Rocket Lab Corp. * 14,510 1,012,218
Rockwell Automation, Inc. 338 131,506
Simpson Manufacturing Co., Inc. 200 32,294
StandardAero, Inc. * 154 4,417
Tetra Tech, Inc. 1,808 60,640
TopBuild Corp. * 81 33,792
Trane Technologies PLC 7,709 3,000,343
TransDigm Group, Inc. 332 441,510
Union Pacific Corp. 1,588 367,336
Veralto Corp. 3,155 314,806
Vertiv Holdings Co. Class A  13,156 2,131,404
Waste Management, Inc. 12,794 2,810,970
a Shares Value
XPO, Inc. * 863 $ 117,290
47,296,910
Technology - 47.8%
spacing
Adobe, Inc. * 14,456 5,059,455
Advanced Micro Devices, Inc. * 32,577 6,976,690
Appfolio, Inc. Class A * 790 183,793
Apple, Inc. 425,840 115,768,862
Applied Materials, Inc. 7,867 2,021,740
Astera Labs, Inc. * 4,294 714,350
Atlassian Corp. Class A * 5,735 929,873
Autodesk, Inc. * 7,368 2,181,002
Bentley Systems, Inc. Class B  5,214 198,992
Broadcom, Inc. 142,494 49,317,173
Broadridge Financial Solutions, Inc. 3,593 801,850
Cadence Design Systems, Inc. * 9,436 2,949,505
Cloudflare, Inc. Class A * 10,841 2,137,303
Confluent, Inc. Class A * 9,987 302,007
Crowdstrike Holdings, Inc. Class A * 8,551 4,008,367
Datadog, Inc. Class A * 10,795 1,468,012
Dayforce, Inc. * 496 34,303
Dell Technologies, Inc. Class C  1,419 178,624
Docusign, Inc. * 5,162 353,081
DoubleVerify Holdings, Inc. * 1,475 16,874
Doximity, Inc. Class A * 4,953 219,319
Dropbox, Inc. Class A * 2,114 58,769
Duolingo, Inc. * 1,264 221,832
Dynatrace, Inc. * 10,228 443,282
Elastic NV * 3,054 230,394
ExlService Holdings, Inc. * 5,048 214,237
Fair Isaac Corp. * 668 1,129,334
Fiserv, Inc. * 5,087 341,694
Fortinet, Inc. * 22,004 1,747,338
Gartner, Inc. * 2,601 656,180
Gitlab, Inc. Class A * 4,929 184,985
Globant SA * 153 10,002
Guidewire Software, Inc. * 2,952 593,382
HubSpot, Inc. * 1,727 693,045
Intuit, Inc. 9,442 6,254,570
KLA Corp. 4,550 5,528,614
Kyndryl Holdings, Inc. * 16 425
Lam Research Corp. 43,421 7,432,807
Lattice Semiconductor Corp. * 3,955 291,009
Lumentum Holdings, Inc. * 196 72,244
MACOM Technology Solutions Holdings, Inc. * 574 98,315
Manhattan Associates, Inc. * 2,059 356,845
Marvell Technology, Inc. 2,150 182,707
Microsoft Corp. 218,196 105,523,950
MongoDB, Inc. * 275 115,415
Monolithic Power Systems, Inc. † 1,601 1,451,082
MSCI, Inc. 1,236 709,130
nCino, Inc. * 547 14,025
NetApp, Inc. 2,640 282,718
Nutanix, Inc. Class A * 1,867 96,505
NVIDIA Corp. 681,752 127,146,748
Okta, Inc. * 2,212 191,272
Onto Innovation, Inc. * 448 70,721
Oracle Corp. 58,214 11,346,491
Palantir Technologies, Inc. Class A * 75,540 13,427,235
Paychex, Inc. 3,475 389,825
Paycom Software, Inc. 998 159,041
Pegasystems, Inc. 1,054 62,945
Procore Technologies, Inc. * 3,792 275,830
PTC, Inc. * 504 87,802

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Pure Storage, Inc. Class A * 9,092 $ 609,255
QUALCOMM, Inc. 8,569 1,465,727
RingCentral, Inc. Class A * 3,154 91,087
ROBLOX Corp. Class A * 21,449 1,738,012
Rubrik, Inc. Class A * 2,760 211,085
Salesforce, Inc. 3,550 940,430
Samsara, Inc. Class A * 10,794 382,647
SentinelOne, Inc. Class A * 7,691 115,365
ServiceNow, Inc. * 35,731 5,473,632
Snowflake, Inc. Class A * 11,354 2,490,613
Strategy, Inc. Class A * 483 73,392
Super Micro Computer, Inc. * 7,974 233,399
Synopsys, Inc. * 4,685 2,200,638
Take-Two Interactive Software, Inc. * 2,088 534,591
Teradata Corp. * 793 24,139
Texas Instruments, Inc. 12,859 2,230,908
Twilio, Inc. Class A * 770 109,525
Tyler Technologies, Inc. * 1,264 573,793
Unity Software, Inc. * 675 29,815
Veeva Systems, Inc. Class A * 4,013 895,822
Workday, Inc. Class A * 7,441 1,598,178
Zscaler, Inc. * 3,463 778,898
506,714,871
Utilities - 0.3%
spacing
NRG Energy, Inc. 6,509 1,036,493
Vistra Corp. 11,699 1,887,400
2,923,893
Total Common Stocks
    (Cost $666,732,924) 1,040,135,418
EXCHANGE-TRADED FUNDS - 1.2%
iShares Russell 1000 Growth † 26,222 12,410,873
a
Total Exchange-Traded Funds
    (Cost $12,408,088) 12,410,873
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $679,141,012) 1,052,546,291
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 637,705 637,705
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,321,709; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,348,143) $ 1,321,423 1,321,423
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,088,850; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,112,860) $ 1,087,269 $ 1,087,269
2,408,692
Total Securities Lending Collateral
(Cost $3,046,397) 3,046,397
a
TOTAL INVESTMENTS - 99.6%
(Cost $682,187,409) 1,055,592,688
DERIVATIVES - (0.0%) (11,079)
OTHER ASSETS & LIABILITIES, NET - 0.4% 4,227,097
NET ASSETS - 100.0% $ 1,059,808,706
Technology 47 .8%
Communications 19 .3%
Consumer, Non-Cyclical 10 .2%
Consumer, Cyclical 9 .3%
Financial 6 .1%
Industrial 4 .5%
Others (each less than 3.0%) 2 .4%
99 .6%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net 0 .4%
100 .0%

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(b) As of December 31, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 03/26 31 $ 7,456,814 $ 7,445,735 ( $ 11,079 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,040,135,418 $ 1,040,135,418 $ – $ –
Exchange-Traded Funds 12,410,873 12,410,873 – –
Securities Lending Collateral 3,046,397 637,705 2,408,692 –
Total Assets 1,055,592,688 1,053,183,996 2,408,692 –
Liabilities Derivatives:
Equity Contracts
Futures (11,079) (11,079) – –
Total Liabilities (11,079) (11,079) – –
Total $ 1,055,581,609 $ 1,053,172,917 $ 2,408,692 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 2.9%
spacing
Air Products & Chemicals, Inc. 7,628 $ 1,884,269
Albemarle Corp. 4,098 579,621
Alcoa Corp. 9,030 479,854
Anglogold Ashanti PLC (Australia)  15,476 1,319,793
Ashland, Inc. 1,387 81,375
Axalta Coating Systems Ltd. * 7,405 239,256
Carpenter Technology Corp. 1,404 442,035
Celanese Corp. 3,955 167,217
CF Industries Holdings, Inc. 5,520 426,917
Cleveland-Cliffs, Inc. * 19,691 261,496
Dow, Inc. 25,083 586,441
DuPont de Nemours, Inc. 14,531 584,146
Eastman Chemical Co. 3,854 246,001
Ecolab, Inc. 6,457 1,695,092
Element Solutions, Inc. 7,834 195,772
FMC Corp. 4,398 61,000
Freeport-McMoRan, Inc. 49,276 2,502,728
Huntsman Corp. 6,788 67,880
International Flavors & Fragrances, Inc. 8,604 579,824
International Paper Co. † 18,349 722,767
Linde PLC 16,193 6,904,533
LyondellBasell Industries NV Class A  9,081 393,207
Mosaic Co. 11,185 269,447
MP Materials Corp. * 4,163 210,315
NewMarket Corp. 210 144,325
Newmont Corp. 37,884 3,782,717
Nucor Corp. 8,001 1,305,043
Olin Corp. 3,615 75,300
PPG Industries, Inc. 7,728 791,811
Qnity Electronics, Inc. Class W/I  7,269 593,514
Reliance, Inc. 1,766 510,144
Royal Gold, Inc. 2,777 617,299
RPM International, Inc. 4,506 468,624
Sherwin-Williams Co. 753 243,995
Solstice Advanced Materials, Inc. * 5,126 249,021
Southern Copper Corp. (Mexico)  2,950 423,237
Steel Dynamics, Inc. 4,336 734,735
Westlake Corp. 1,270 93,904
30,934,655
Communications - 12.2%
spacing
Alphabet, Inc. Class A  71,146 22,268,698
Alphabet, Inc. Class C  57,930 18,178,434
Amazon.com, Inc. * 90,939 20,990,540
AST SpaceMobile, Inc. * 577 41,908
AT&T, Inc. 238,319 5,919,844
Booking Holdings, Inc. 69 369,518
CDW Corp. 4,296 585,115
Charter Communications, Inc. Class A †* 2,883 601,826
Ciena Corp. * 4,932 1,153,447
Cisco Systems, Inc. 137,248 10,572,213
Comcast Corp. Class A  124,633 3,725,280
Corning, Inc. 26,900 2,355,364
eBay, Inc. 15,577 1,356,757
Etsy, Inc. * 1,437 79,667
F5, Inc. * 2,018 515,115
FactSet Research Systems, Inc. 1,152 334,299
Fox Corp. Class A † 7,265 530,854
Fox Corp. Class B  5,227 339,389
Frontier Communications Parent, Inc. * 8,413 320,283
GCI Liberty, Inc. Class C * 925 34,419
a Shares Value
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 $ –
Gen Digital, Inc. 17,360 472,018
IAC, Inc. * 2,327 90,986
Iridium Communications, Inc. 3,097 53,826
Liberty Broadband Corp. Class A * 516 24,912
Liberty Broadband Corp. Class C * 3,197 155,374
Liberty Global Ltd. Class A * (Belgium)  5,097 56,781
Liberty Global Ltd. Class C * (Belgium)  3,179 35,096
Liberty Media Corp.-Liberty Formula One
Class A * 679 60,689
Liberty Media Corp.-Liberty Formula One
Class C * 5,054 497,870
Lyft, Inc. Class A * 10,241 198,368
Maplebear, Inc. * 5,961 268,126
Match Group, Inc. 8,665 279,793
Meta Platforms, Inc. Class A  13,428 8,863,689
Millicom International Cellular SA (Guatemala)  3,642 201,912
Motorola Solutions, Inc. 3,337 1,279,139
New York Times Co. Class A  5,555 385,628
News Corp. Class A  13,420 350,530
News Corp. Class B  4,477 132,653
Nexstar Media Group, Inc. 939 190,664
Omnicom Group, Inc. 10,950 884,212
Pinterest, Inc. Class A * 10,540 272,881
Robinhood Markets, Inc. Class A * 22,104 2,499,962
Roku, Inc. * 3,904 423,545
Sirius XM Holdings, Inc. 6,362 127,208
T-Mobile U.S., Inc. 16,616 3,373,713
Trump Media & Technology Group Corp. * 2,816 37,284
VeriSign, Inc. 2,821 685,362
Verizon Communications, Inc. 145,636 5,931,754
Walt Disney Co. 62,446 7,104,481
Warner Bros Discovery, Inc. * 80,218 2,311,883
Wayfair, Inc. Class A * 2,726 273,718
Zillow Group, Inc. Class A * 1,588 108,349
Zillow Group, Inc. Class C * 5,667 386,603
128,291,979
Consumer, Cyclical - 8.0%
spacing
Alaska Air Group, Inc. * 3,002 151,001
Allison Transmission Holdings, Inc. 2,505 245,240
Amer Sports, Inc. * (Finland)  5,288 197,507
American Airlines Group, Inc. * 21,437 328,629
Aptiv PLC * 7,568 575,849
Aramark 9,356 344,862
Aurora Innovation, Inc. * 41,415 159,034
AutoNation, Inc. * 933 192,646
AutoZone, Inc. * 482 1,634,703
Bath & Body Works, Inc. 7,547 151,544
Best Buy Co., Inc. 6,851 458,537
Birkenstock Holding PLC * (Germany)  1,274 52,107
BJ's Wholesale Club Holdings, Inc. * 3,948 355,438
BorgWarner, Inc. 7,480 337,049
Boyd Gaming Corp. 1,696 144,567
Brunswick Corp. 2,199 163,254
Caesars Entertainment, Inc. * 6,364 148,854
CarMax, Inc. * 4,725 182,574
Carnival Corp. * 26,037 795,170
Casey's General Stores, Inc. 1,102 609,086
Choice Hotels International, Inc. 666 63,443
Churchill Downs, Inc. 362 41,188
Columbia Sportswear Co. 758 41,758
Copart, Inc. * 2,329 91,180
Core & Main, Inc. Class A * 2,751 142,969

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Crocs, Inc. * 1,841 $ 157,442
Cummins, Inc. 4,744 2,421,575
Darden Restaurants, Inc. 208 38,276
Delta Air Lines, Inc. 22,311 1,548,383
Dick's Sporting Goods, Inc. 2,218 439,097
Dillard's, Inc. Class A  96 58,209
Dolby Laboratories, Inc. Class A  2,074 133,192
Dollar General Corp. 7,539 1,000,953
Dollar Tree, Inc. * 6,642 817,032
Domino's Pizza, Inc. 713 297,193
DR Horton, Inc. 9,069 1,306,208
Fastenal Co. 6,751 270,918
Ferguson Enterprises, Inc. 6,199 1,380,083
Five Below, Inc. * 1,908 359,391
Floor & Decor Holdings, Inc. Class A * 2,625 159,836
Flutter Entertainment PLC * (United Kingdom)  929 199,772
Ford Motor Co. 134,018 1,758,316
Freshpet, Inc. * 1,222 74,456
GameStop Corp. Class A * 13,706 275,217
Gap, Inc. 7,852 201,011
General Motors Co. 32,168 2,615,902
Gentex Corp. 7,442 173,175
Genuine Parts Co. 4,894 601,766
Harley-Davidson, Inc. 4,085 83,702
Hasbro, Inc. 4,685 384,170
Home Depot, Inc. 8,168 2,810,609
Hyatt Hotels Corp. Class A  1,394 223,486
Lear Corp. 1,823 208,916
Lennar Corp. Class A  7,074 727,207
Lennar Corp. Class B  259 24,636
Liberty Live Holdings, Inc. Class A * 563 45,885
Liberty Live Holdings, Inc. Class C * 1,508 125,405
Lithia Motors, Inc. 713 236,951
LKQ Corp. 9,199 277,810
Lowe's Cos., Inc. 19,326 4,660,658
Lucid Group, Inc. †* 5,160 54,541
Lululemon Athletica, Inc. * 1,431 297,376
Macy's, Inc. 9,337 205,881
Madison Square Garden Sports Corp. * 501 129,584
Marriott International, Inc. Class A  1,777 551,296
Mattel, Inc. * 11,190 222,010
McDonald's Corp. 23,256 7,107,731
MGM Resorts International * 7,263 265,027
MSC Industrial Direct Co., Inc. Class A  1,640 137,924
Newell Brands, Inc. 10,042 37,356
NIKE, Inc. Class B  39,897 2,541,838
Norwegian Cruise Line Holdings Ltd. * 1,545 34,484
NVR, Inc. * 93 678,228
Ollie's Bargain Outlet Holdings, Inc. * 2,096 229,743
O'Reilly Automotive, Inc. * 2,188 199,567
PACCAR, Inc. 17,717 1,940,189
Penn Entertainment, Inc. * 5,330 78,618
Penske Automotive Group, Inc. 627 99,248
Pool Corp. 902 206,333
PulteGroup, Inc. 6,626 776,965
PVH Corp. 1,672 112,057
QuantumScape Corp. * 15,218 158,572
QXO, Inc. * 21,440 413,578
Ralph Lauren Corp. 1,205 426,100
RB Global, Inc. (Canada)  6,124 629,976
Restaurant Brands International, Inc. (Canada)  4,158 283,700
RH * 490 87,784
Rivian Automotive, Inc. Class A * 27,474 541,513
Ross Stores, Inc. 8,791 1,583,611
a Shares Value
Scotts Miracle-Gro Co. 1,615 $ 94,235
SharkNinja, Inc. * 2,407 269,343
SiteOne Landscape Supply, Inc. * 1,067 132,906
Southwest Airlines Co. 14,067 581,389
Starbucks Corp. 34,032 2,865,835
Tapestry, Inc. 607 77,556
Target Corp. 15,828 1,547,187
Thor Industries, Inc. 1,805 185,319
TJX Cos., Inc. 19,285 2,962,369
TKO Group Holdings, Inc. 1,398 292,182
Toll Brothers, Inc. 3,345 452,311
Travel & Leisure Co. 1,496 105,513
Ulta Beauty, Inc. * 1,147 693,946
Under Armour, Inc. Class A * 9,235 45,898
Under Armour, Inc. Class C * 5,838 28,022
United Airlines Holdings, Inc. * 11,109 1,242,208
Vail Resorts, Inc. 294 39,043
VF Corp. 11,961 216,255
Walmart, Inc. 135,034 15,044,138
Watsco, Inc. 1,234 415,796
Wendy's Co. 4,236 35,286
WESCO International, Inc. 1,700 415,888
Whirlpool Corp. 1,890 136,345
Williams-Sonoma, Inc. 3,398 606,849
WW Grainger, Inc. 216 217,955
Wyndham Hotels & Resorts, Inc. 280 21,157
Wynn Resorts Ltd. 2,501 300,945
YETI Holdings, Inc. * 3,039 134,233
Yum! Brands, Inc. 6,472 979,084
83,875,050
Consumer, Non-Cyclical - 18.8%
spacing
Abbott Laboratories 59,709 7,480,941
Acadia Healthcare Co., Inc. * 3,472 49,268
ADT, Inc. 17,890 144,372
Affirm Holdings, Inc. * 3,855 286,928
Agilent Technologies, Inc. 9,940 1,352,536
Albertsons Cos., Inc. Class A  12,824 220,188
Align Technology, Inc. * 2,430 379,444
Altria Group, Inc. 58,168 3,353,967
Amgen, Inc. 4,831 1,581,235
API Group Corp. * 12,882 492,865
Archer-Daniels-Midland Co. 16,380 941,686
Automatic Data Processing, Inc. 1,000 257,230
Avantor, Inc. * 23,419 268,382
Avery Dennison Corp. 2,588 470,705
Avis Budget Group, Inc. * 261 33,492
Baxter International, Inc. 18,159 347,018
Becton Dickinson & Co. 9,829 1,907,514
BellRing Brands, Inc. * 4,408 117,826
Bio-Rad Laboratories, Inc. Class A * 639 193,611
Bio-Techne Corp. 5,022 295,344
Biogen, Inc. * 5,051 888,925
BioMarin Pharmaceutical, Inc. * 6,739 400,499
Block, Inc. * 11,529 750,423
Boston Beer Co., Inc. Class A * 247 48,197
Boston Scientific Corp. * 42,125 4,016,619
Bright Horizons Family Solutions, Inc. * 1,740 176,436
Bristol-Myers Squibb Co. 56,754 3,061,311
Brown-Forman Corp. Class A  1,536 40,412
Brown-Forman Corp. Class B † 5,235 136,424
Bruker Corp. 3,662 172,517
Bunge Global SA 4,445 395,961
Campbell's Co. 7,075 197,180

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Cardinal Health, Inc. 4,151 $ 853,031
Caris Life Sciences, Inc. * 92 2,482
Centene Corp. * 17,054 701,772
Certara, Inc. * 3,835 33,786
Charles River Laboratories International, Inc. * 1,729 344,901
Chemed Corp. 464 198,527
Church & Dwight Co., Inc. 8,286 694,781
Cigna Group 8,353 2,298,996
Clarivate PLC * 8,317 27,779
Clorox Co. 4,060 409,370
Coca-Cola Co. 68,574 4,794,008
Coca-Cola Consolidated, Inc. 1,584 242,827
Colgate-Palmolive Co. 14,625 1,155,667
Conagra Brands, Inc. 16,239 281,097
Constellation Brands, Inc. Class A  4,841 667,864
Cooper Cos., Inc. * 7,006 574,212
Corteva, Inc. 23,404 1,568,770
Coty, Inc. Class A * 14,203 43,745
CVS Health Corp. 43,188 3,427,400
Danaher Corp. 21,713 4,970,540
Darling Ingredients, Inc. * 4,923 177,228
Dentsply Sirona, Inc. 7,734 88,400
Edwards Lifesciences Corp. * 19,727 1,681,727
Elanco Animal Health, Inc. * 17,040 385,615
Elevance Health, Inc. 7,671 2,689,069
elf Beauty, Inc. * 1,941 147,594
Encompass Health Corp. 3,531 374,780
Envista Holdings Corp. * 6,059 131,541
Equifax, Inc. 3,453 749,232
Estee Lauder Cos., Inc. Class A  8,349 874,307
Euronet Worldwide, Inc. * 1,501 114,241
Exact Sciences Corp. * 5,936 602,860
Exelixis, Inc. * 1,548 67,849
Flowers Foods, Inc. 7,088 77,117
FTI Consulting, Inc. * 1,004 171,513
GE HealthCare Technologies, Inc. 15,629 1,281,891
General Mills, Inc. 18,090 841,185
Gilead Sciences, Inc. 31,383 3,851,949
Global Payments, Inc. 8,174 632,668
Globus Medical, Inc. Class A * 3,862 337,191
Grand Canyon Education, Inc. * 702 116,750
H&R Block, Inc. 3,574 155,755
HCA Healthcare, Inc. 4,406 2,056,985
Henry Schein, Inc. * 3,483 263,245
Hershey Co. 4,479 815,088
Hologic, Inc. * 7,496 558,377
Hormel Foods Corp. 10,042 237,995
Humana, Inc. 4,166 1,067,038
Illumina, Inc. * 5,297 694,755
Incyte Corp. * 4,158 410,686
Ingredion, Inc. 2,264 249,629
Insmed, Inc. * 397 69,094
Ionis Pharmaceuticals, Inc. * 374 29,587
IQVIA Holdings, Inc. * 5,768 1,300,165
J.M. Smucker Co. 3,674 359,354
Jazz Pharmaceuticals PLC * 1,968 334,560
Johnson & Johnson 82,981 17,172,918
Kenvue, Inc. 65,674 1,132,876
Keurig Dr. Pepper, Inc. 44,947 1,258,965
Kimberly-Clark Corp. 7,435 750,117
Kraft Heinz Co. 29,063 704,778
Kroger Co. 21,100 1,318,328
Labcorp Holdings, Inc. 2,835 711,245
Lamb Weston Holdings, Inc. 4,829 202,287
a Shares Value
ManpowerGroup, Inc. 1,855 $ 55,149
MarketAxess Holdings, Inc. 1,258 228,012
McCormick & Co., Inc. 8,523 580,502
McKesson Corp. 343 281,359
Medtronic PLC 44,220 4,247,773
Merck & Co., Inc. 86,883 9,145,305
Moderna, Inc. * 11,820 348,572
Molina Healthcare, Inc. * 814 141,262
Molson Coors Beverage Co. Class B  5,301 247,451
Mondelez International, Inc. Class A  44,665 2,404,317
Morningstar, Inc. 268 58,239
Neurocrine Biosciences, Inc. * 496 70,348
NIQ Global Intelligence PLC * 180 2,968
Organon & Co. 9,928 71,184
Paylocity Holding Corp. * 191 29,128
PayPal Holdings, Inc. 32,305 1,885,966
PepsiCo, Inc. 40,781 5,852,889
Performance Food Group Co. * 4,741 426,311
Perrigo Co. PLC 4,573 63,656
Pfizer, Inc. 195,896 4,877,810
Philip Morris International, Inc. 53,724 8,617,330
Pilgrim's Pride Corp. 1,361 53,065
Post Holdings, Inc. * 1,788 177,101
Primo Brands Corp. 9,101 148,801
Procter & Gamble Co. 80,995 11,607,393
Qiagen NV 7,555 339,748
Quanta Services, Inc. 1,176 496,343
Quest Diagnostics, Inc. 3,770 654,208
Regeneron Pharmaceuticals, Inc. 3,499 2,700,773
Repligen Corp. * 1,606 263,159
ResMed, Inc. 3,898 938,911
Revolution Medicines, Inc. * 6,144 489,370
Revvity, Inc. 3,985 385,549
Reynolds Consumer Products, Inc. 1,558 35,709
Robert Half, Inc. 3,838 104,240
Roivant Sciences Ltd. * 13,430 291,431
Royalty Pharma PLC Class A  13,125 507,150
S&P Global, Inc. 10,453 5,462,633
Seaboard Corp. 4 17,779
Service Corp. International 4,544 354,296
Smithfield Foods, Inc. 1,583 35,348
Solventum Corp. * 5,025 398,181
Sotera Health Co. * 6,071 107,092
STERIS PLC 3,433 870,334
Stryker Corp. 8,817 3,098,911
Sysco Corp. 7,578 558,423
Teleflex, Inc. 1,540 187,942
Tenet Healthcare Corp. * 3,069 609,872
Thermo Fisher Scientific, Inc. 13,022 7,545,598
TransUnion 6,734 577,440
Tyson Foods, Inc. Class A  9,918 581,393
U-Haul Holding Co. 2,070 96,752
U.S. Foods Holding Corp. * 7,727 581,998
United Rentals, Inc. 2,189 1,771,601
United Therapeutics Corp. * 1,462 712,359
UnitedHealth Group, Inc. 31,378 10,358,192
Universal Health Services, Inc. Class B  1,808 394,180
Valvoline, Inc. * 843 24,498
Verisk Analytics, Inc. 1,984 443,801
Viatris, Inc. 39,353 489,945
Viking Therapeutics, Inc. * 3,558 125,170
Waters Corp. * 1,007 382,489
West Pharmaceutical Services, Inc. 2,439 671,066
WEX, Inc. * 1,106 164,772

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
WillScot Holdings Corp. 4,377 $ 82,419
Zimmer Biomet Holdings, Inc. 6,981 627,732
Zoetis, Inc. 3,200 402,624
197,562,867
Energy - 5.7%
spacing
Antero Midstream Corp. 11,855 210,900
Antero Resources Corp. * 10,270 353,904
APA Corp. 11,982 293,080
Baker Hughes Co. 33,931 1,545,218
Cheniere Energy, Inc. 3,997 776,977
Chevron Corp. 64,603 9,846,143
Chord Energy Corp. 2,094 194,114
Civitas Resources, Inc. 2,864 77,586
ConocoPhillips 43,125 4,036,931
Coterra Energy, Inc. 25,524 671,792
Devon Energy Corp. 21,092 772,600
Diamondback Energy, Inc. 6,577 988,720
DT Midstream, Inc. 3,560 426,061
EOG Resources, Inc. 18,778 1,971,878
EQT Corp. 21,731 1,164,782
Expand Energy Corp. 7,885 870,188
Exxon Mobil Corp. 145,682 17,531,372
First Solar, Inc. * 3,517 918,746
Halliburton Co. 29,510 833,952
HF Sinclair Corp. 5,100 235,008
Kinder Morgan, Inc. 66,713 1,833,940
Marathon Petroleum Corp. 10,486 1,705,338
Matador Resources Co. 3,972 168,572
NOV, Inc. 12,738 199,095
Occidental Petroleum Corp. 24,660 1,014,019
ONEOK, Inc. 21,374 1,570,989
Ovintiv, Inc. 8,999 352,671
Permian Resources Corp. 22,988 322,522
Phillips 66 12,902 1,664,874
Range Resources Corp. 8,369 295,091
SLB Ltd. 47,396 1,819,058
TechnipFMC PLC (United Kingdom)  14,171 631,460
Valero Energy Corp. 10,482 1,706,365
Viper Energy, Inc. Class A  5,982 231,085
Weatherford International PLC 2,523 197,450
Williams Cos., Inc. 39,734 2,388,411
59,820,892
Financial - 24.2%
spacing
Affiliated Managers Group, Inc. 990 285,397
Aflac, Inc. 16,560 1,826,071
AGNC Investment Corp. REIT † 36,583 392,170
Agree Realty Corp. REIT 3,777 272,057
Air Lease Corp. 3,692 237,137
Alexandria Real Estate Equities, Inc. REIT 6,080 297,555
Allstate Corp. 9,064 1,886,672
Ally Financial, Inc. 8,250 373,643
American Express Co. 12,516 4,630,294
American Financial Group, Inc. 2,344 320,378
American Homes 4 Rent Class A REIT 11,947 383,499
American International Group, Inc. 19,098 1,633,834
Americold Realty Trust, Inc. REIT 10,234 131,609
Ameriprise Financial, Inc. 306 150,044
Annaly Capital Management, Inc. REIT 23,788 531,900
Aon PLC Class A  568 200,436
Apollo Global Management, Inc. 4,227 611,901
Arch Capital Group Ltd. * 12,299 1,179,720
Arthur J Gallagher & Co. 8,189 2,119,231
a Shares Value
Assurant, Inc. 1,796 $ 432,567
Assured Guaranty Ltd. 1,537 138,130
AvalonBay Communities, Inc. REIT 4,977 902,380
Axis Capital Holdings Ltd. 2,637 282,396
Bank of America Corp. 211,074 11,609,070
Bank of New York Mellon Corp. 22,312 2,590,200
Bank OZK 3,356 154,443
Berkshire Hathaway, Inc. Class B * 63,600 31,968,540
Blackrock, Inc. 5,261 5,631,059
BOK Financial Corp. 717 84,936
Brighthouse Financial, Inc. * 1,871 121,222
Brixmor Property Group, Inc. REIT 9,831 257,769
Brookfield Asset Management Ltd.
Class A (Canada)  8,298 434,732
Brown & Brown, Inc. 8,722 695,143
BXP, Inc. REIT 5,614 378,833
Camden Property Trust REIT 3,609 397,279
Capital One Financial Corp. 21,675 5,253,153
Carlyle Group, Inc. 9,271 548,009
Cboe Global Markets, Inc. 3,664 919,664
CBRE Group, Inc. Class A * 9,038 1,453,220
Charles Schwab Corp. 53,707 5,365,866
Chubb Ltd. 12,603 3,933,648
Cincinnati Financial Corp. 5,297 865,106
Circle Internet Group, Inc. * 1,397 110,782
Citigroup, Inc. 50,272 5,866,240
Citizens Financial Group, Inc. 14,912 871,010
CME Group, Inc. 12,401 3,386,465
CNA Financial Corp. 674 32,177
Coinbase Global, Inc. Class A * 6,934 1,568,055
Columbia Banking System, Inc. 10,491 293,224
Comerica, Inc. 4,286 372,582
Commerce Bancshares, Inc. 4,587 240,107
CoStar Group, Inc. * 12,798 860,538
Cousins Properties, Inc. REIT 5,993 154,500
Credit Acceptance Corp. * 140 62,084
Crown Castle, Inc. REIT 15,072 1,339,449
CubeSmart REIT 8,024 289,265
Cullen/Frost Bankers, Inc. 2,054 260,098
Digital Realty Trust, Inc. REIT 11,775 1,821,710
East West Bancorp, Inc. 4,845 544,530
EastGroup Properties, Inc. REIT 1,795 319,761
EPR Properties REIT 2,793 139,371
Equinix, Inc. REIT 3,370 2,581,959
Equity LifeStyle Properties, Inc. REIT 6,727 407,724
Equity Residential REIT 13,243 834,839
Essex Property Trust, Inc. REIT 2,259 591,135
Evercore, Inc. Class A  1,215 413,404
Everest Group Ltd. 1,267 429,956
Extra Space Storage, Inc. REIT 7,221 940,319
F&G Annuities & Life, Inc. 552 17,029
Federal Realty Investment Trust REIT 2,947 297,058
Fidelity National Financial, Inc. 8,654 472,422
Fifth Third Bancorp 22,934 1,073,541
First American Financial Corp. 3,313 203,551
First Citizens BancShares, Inc. Class A  312 669,608
First Hawaiian, Inc. 4,415 111,700
First Horizon Corp. 17,821 425,922
First Industrial Realty Trust, Inc. REIT 4,459 255,367
FNB Corp. 12,242 209,338
Franklin Resources, Inc. 10,896 260,305
Gaming & Leisure Properties, Inc. REIT 9,387 419,505
Globe Life, Inc. 2,697 377,202
Goldman Sachs Group, Inc. 9,587 8,426,973

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Hamilton Lane, Inc. Class A  492 $ 66,081
Hanover Insurance Group, Inc. 1,212 221,517
Hartford Insurance Group, Inc. 9,598 1,322,604
Healthcare Realty Trust, Inc. REIT 11,632 197,162
Healthpeak Properties, Inc. REIT 24,468 393,445
Highwoods Properties, Inc. REIT 3,681 95,043
Host Hotels & Resorts, Inc. REIT 24,308 430,981
Houlihan Lokey, Inc. 1,186 206,589
Howard Hughes Holdings, Inc. * 1,065 84,955
Huntington Bancshares, Inc. 53,075 920,851
Interactive Brokers Group, Inc. Class A  14,194 912,816
Intercontinental Exchange, Inc. 19,672 3,186,077
Invesco Ltd. 12,641 332,079
Invitation Homes, Inc. REIT 20,541 570,834
Iron Mountain, Inc. REIT 10,056 834,145
Janus Henderson Group PLC 4,167 198,224
Jefferies Financial Group, Inc. 4,102 254,201
Jones Lang LaSalle, Inc. * 1,201 404,101
JPMorgan Chase & Co. 93,675 30,183,959
Kemper Corp. 2,256 91,458
KeyCorp 33,119 683,576
Kilroy Realty Corp. REIT 4,018 150,153
Kimco Realty Corp. REIT 23,423 474,784
KKR & Co., Inc. 17,540 2,235,999
Lazard, Inc. 2,571 124,848
Lincoln National Corp. 5,763 256,626
Lineage, Inc. REIT 2,325 81,375
Loews Corp. 5,753 605,848
M&T Bank Corp. 5,300 1,067,844
Markel Group, Inc. * 336 722,282
Marsh & McLennan Cos., Inc. 15,001 2,782,986
Medical Properties Trust, Inc. REIT 15,855 79,275
MetLife, Inc. 19,187 1,514,622
MGIC Investment Corp. 7,210 210,676
Mid-America Apartment Communities, Inc. REIT 4,125 573,004
Millrose Properties, Inc. REIT 5,278 157,654
Morgan Stanley 39,713 7,050,249
Nasdaq, Inc. 15,614 1,516,588
National Storage Affiliates Trust REIT 2,046 57,718
NNN REIT, Inc. 6,549 259,537
Northern Trust Corp. 6,423 877,318
Old Republic International Corp. 7,959 363,249
Omega Healthcare Investors, Inc. REIT 9,946 441,006
OneMain Holdings, Inc. 4,257 287,560
Park Hotels & Resorts, Inc. REIT 6,180 64,643
Pinnacle Financial Partners, Inc. 2,519 240,338
PNC Financial Services Group, Inc. 13,625 2,843,946
Popular, Inc. 1,897 236,214
Primerica, Inc. 1,154 298,147
Principal Financial Group, Inc. 7,544 665,456
Progressive Corp. 19,193 4,370,630
Prologis, Inc. REIT 31,986 4,083,333
Prosperity Bancshares, Inc. 2,925 202,147
Prudential Financial, Inc. 12,043 1,359,414
Public Storage REIT 4,680 1,214,460
Raymond James Financial, Inc. 6,149 987,468
Rayonier, Inc. REIT † 5,154 111,584
Realty Income Corp. REIT 31,571 1,779,657
Regency Centers Corp. REIT 6,403 441,999
Regions Financial Corp. 30,292 820,913
Reinsurance Group of America, Inc. 2,320 472,027
RenaissanceRe Holdings Ltd. (Bermuda)  1,587 446,201
Rexford Industrial Realty, Inc. REIT 8,114 314,174
Rithm Capital Corp. REIT 18,085 197,127
a Shares Value
RLI Corp. 2,847 $ 182,151
Rocket Cos., Inc. Class A  32,350 626,296
SBA Communications Corp. REIT 3,641 704,279
SEI Investments Co. 3,610 296,092
Simon Property Group, Inc. REIT 8,629 1,597,314
SLM Corp. 6,393 172,995
SoFi Technologies, Inc. * 36,079 944,548
Southstate Bank Corp. 3,555 334,561
STAG Industrial, Inc. REIT 6,165 226,625
Starwood Property Trust, Inc. REIT 12,663 228,061
State Street Corp. 9,609 1,239,657
Stifel Financial Corp. 3,299 413,101
Sun Communities, Inc. REIT 3,370 417,577
Synchrony Financial 12,412 1,035,533
Synovus Financial Corp. 4,915 245,996
T. Rowe Price Group, Inc. 7,485 766,314
TFS Financial Corp. 1,107 14,812
TPG, Inc. 282 18,003
Tradeweb Markets, Inc. Class A  3,786 407,146
Travelers Cos., Inc. 7,675 2,226,211
Truist Financial Corp. 44,406 2,185,219
U.S. Bancorp 53,856 2,873,756
UDR, Inc. REIT 11,070 406,048
Unum Group 5,750 445,625
UWM Holdings Corp. † 6,351 27,817
Ventas, Inc. REIT 15,840 1,225,699
VICI Properties, Inc. REIT 36,937 1,038,668
Virtu Financial, Inc. Class A  2,856 95,162
Vornado Realty Trust REIT 6,187 205,903
Voya Financial, Inc. 3,362 250,435
W.R. Berkley Corp. 10,153 711,928
Webster Financial Corp. 5,819 366,248
Wells Fargo & Co. 108,397 10,102,600
Welltower, Inc. REIT 23,711 4,400,999
Western Alliance Bancorp 3,024 254,228
Western Union Co. 10,216 95,111
Weyerhaeuser Co. REIT 24,368 577,278
White Mountains Insurance Group Ltd. 81 168,320
Willis Towers Watson PLC 3,300 1,084,380
Wintrust Financial Corp. 2,285 319,489
WP Carey, Inc. REIT 7,683 494,478
XP, Inc. Class A (Brazil)  12,485 204,379
Zions Bancorp NA 5,141 300,954
254,395,491
Industrial - 12.4%
spacing
3M Co. 15,430 2,470,343
A.O. Smith Corp. 4,097 274,007
Acuity, Inc. 1,074 386,683
Advanced Drainage Systems, Inc. 2,504 362,654
AECOM 4,691 447,193
AGCO Corp. 2,089 217,924
Allegion PLC 3,050 485,621
Amcor PLC 80,677 672,846
AMETEK, Inc. 7,887 1,619,280
Applied Industrial Technologies, Inc. 1,231 316,084
AptarGroup, Inc. 2,319 282,825
Armstrong World Industries, Inc. 1,117 213,459
Arrow Electronics, Inc. * 1,830 201,629
ATI, Inc. * 4,553 522,502
Avnet, Inc. 2,960 142,317
Ball Corp. 9,488 502,579
Boeing Co. * 22,154 4,810,076
Builders FirstSource, Inc. * 3,699 380,590

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
BWX Technologies, Inc. 2,629 $ 454,396
Carlisle Cos., Inc. 1,246 398,546
Carrier Global Corp. 27,073 1,430,537
Caterpillar, Inc. 14,001 8,020,753
CH Robinson Worldwide, Inc. 3,970 638,217
Clean Harbors, Inc. * 1,796 421,126
CNH Industrial NV 31,114 286,871
Cognex Corp. 6,161 221,673
Coherent Corp. * 5,272 973,053
Crane Co. 1,692 312,056
CRH PLC 23,386 2,918,573
Crown Holdings, Inc. 4,103 422,486
CSX Corp. 64,695 2,345,194
Curtiss-Wright Corp. 1,285 708,382
Deere & Co. 8,425 3,922,427
Donaldson Co., Inc. 4,064 360,314
Dover Corp. 4,669 911,576
Eagle Materials, Inc. 958 197,999
Eaton Corp. PLC 13,513 4,304,026
EMCOR Group, Inc. 1,008 616,684
Emerson Electric Co. 19,435 2,579,413
Entegris, Inc. 4,448 374,744
Esab Corp. 1,951 217,966
Everus Construction Group, Inc. * 1,717 146,907
Expeditors International of Washington, Inc. 4,648 692,598
FedEx Corp. 7,371 2,129,187
Flex Ltd. * 12,583 760,265
Flowserve Corp. 4,165 288,968
Fortive Corp. 10,939 603,942
Fortune Brands Innovations, Inc. 4,166 208,383
Garmin Ltd. 5,699 1,156,042
Gates Industrial Corp. PLC * 8,350 179,275
Generac Holdings, Inc. * 2,070 282,286
General Dynamics Corp. 8,714 2,933,655
Graco, Inc. 5,885 482,393
Graphic Packaging Holding Co. 9,690 145,931
GXO Logistics, Inc. * 3,995 210,297
Hayward Holdings, Inc. * 6,437 99,452
Hexcel Corp. 2,875 212,463
Honeywell International, Inc. 21,929 4,278,129
Hubbell, Inc. 1,835 814,942
Huntington Ingalls Industries, Inc. 1,365 464,196
IDEX Corp. 2,679 476,701
Illinois Tool Works, Inc. 6,721 1,655,382
Ingersoll Rand, Inc. 13,553 1,073,669
Ingram Micro Holding Corp. 213 4,545
ITT, Inc. 2,918 506,302
Jabil, Inc. 1,299 296,198
Jacobs Solutions, Inc. 4,115 545,073
James Hardie Industries PLC * 1,519 31,519
JB Hunt Transport Services, Inc. 2,678 520,443
Johnson Controls International PLC 22,765 2,726,109
Keysight Technologies, Inc. * 5,970 1,213,044
Kirby Corp. * 1,933 212,978
Knight-Swift Transportation Holdings, Inc. 5,580 291,722
L3Harris Technologies, Inc. 6,410 1,881,784
Landstar System, Inc. 1,126 161,806
Leonardo DRS, Inc. 1,626 55,430
Lincoln Electric Holdings, Inc. 1,795 430,154
Littelfuse, Inc. 780 197,278
Lockheed Martin Corp. 5,133 2,482,678
Louisiana-Pacific Corp. 2,233 180,337
Martin Marietta Materials, Inc. 2,080 1,295,133
Masco Corp. 7,004 444,474
a Shares Value
MasTec, Inc. * 1,741 $ 378,441
Mettler-Toledo International, Inc. * 698 973,145
Middleby Corp. * 1,577 234,453
Mohawk Industries, Inc. * 1,740 190,182
MSA Safety, Inc. 1,215 194,570
Mueller Industries, Inc. 3,844 441,291
Nordson Corp. 1,779 427,725
Norfolk Southern Corp. 7,778 2,245,664
Northrop Grumman Corp. 4,676 2,666,302
nVent Electric PLC 5,405 551,148
Old Dominion Freight Line, Inc. 6,024 944,563
Oshkosh Corp. 2,195 275,758
Otis Worldwide Corp. 13,455 1,175,294
Owens Corning 2,738 306,410
Packaging Corp. of America 3,120 643,438
Parker-Hannifin Corp. 4,362 3,834,024
Pentair PLC 5,502 572,978
Ralliant Corp. 3,864 196,716
RBC Bearings, Inc. * 876 392,825
Regal Rexnord Corp. 2,341 328,489
Republic Services, Inc. 6,925 1,467,615
Rockwell Automation, Inc. 3,628 1,411,546
RTX Corp. 46,134 8,460,976
Ryder System, Inc. 1,426 272,922
Saia, Inc. * 945 308,561
Schneider National, Inc. Class B  1,616 42,872
Sealed Air Corp. 4,534 187,844
Sensata Technologies Holding PLC 5,056 168,314
Silgan Holdings, Inc. 3,253 131,324
Simpson Manufacturing Co., Inc. 1,301 210,072
Smurfit WestRock PLC 18,288 707,197
Snap-on, Inc. 1,728 595,469
Sonoco Products Co. 3,109 135,677
StandardAero, Inc. * 4,578 131,297
Stanley Black & Decker, Inc. 5,479 406,980
TD SYNNEX Corp. 2,592 389,396
Teledyne Technologies, Inc. * 1,578 805,932
Tetra Tech, Inc. 7,699 258,224
Textron, Inc. 6,107 532,347
Timken Co. 2,141 180,122
TopBuild Corp. * 894 372,968
Toro Co. 3,467 272,922
TransDigm Group, Inc. 1,568 2,085,205
Trex Co., Inc. * 3,782 132,673
Trimble, Inc. * 8,049 630,639
Union Pacific Corp. 18,994 4,393,692
United Parcel Service, Inc. Class B  25,309 2,510,400
Universal Display Corp. 1,557 181,826
Valmont Industries, Inc. 687 276,394
Veralto Corp. 5,108 509,676
Vontier Corp. 4,938 183,595
Vulcan Materials Co. 4,516 1,288,054
Westinghouse Air Brake Technologies Corp. 5,886 1,256,367
Woodward, Inc. 2,101 635,174
XPO, Inc. * 3,227 438,582
Xylem, Inc. 8,510 1,158,892
130,222,856
Technology - 9.6%
spacing
Accenture PLC Class A  21,586 5,791,524
Advanced Micro Devices, Inc. * 23,049 4,936,174
Akamai Technologies, Inc. * 4,734 413,041
Allegro MicroSystems, Inc. * (Japan)  4,383 115,624
Amdocs Ltd. 3,526 283,878

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Amentum Holdings, Inc. * 5,089 $ 147,581
Amkor Technology, Inc. 4,209 166,171
Analog Devices, Inc. 17,108 4,639,690
Applied Materials, Inc. 19,813 5,091,743
Bill Holdings, Inc. * 3,003 163,784
Broadridge Financial Solutions, Inc. 364 81,234
Bullish * (Cayman)  963 36,469
CACI International, Inc. Class A * 770 410,264
CCC Intelligent Solutions Holdings, Inc. * 21,002 166,966
Cirrus Logic, Inc. * 1,708 202,398
Cognizant Technology Solutions Corp. Class A  16,669 1,383,527
Concentrix Corp. 1,704 70,852
Crane NXT Co. 1,934 91,033
Dayforce, Inc. * 4,846 335,149
Dell Technologies, Inc. Class C  9,481 1,193,468
Docusign, Inc. * 1,740 119,016
DoubleVerify Holdings, Inc. * 3,054 34,938
Dropbox, Inc. Class A * 4,065 113,007
DXC Technology Co. * 6,585 96,470
Electronic Arts, Inc. 8,627 1,762,755
EPAM Systems, Inc. * 1,901 389,477
Fair Isaac Corp. * 143 241,759
Fidelity National Information Services, Inc. 17,955 1,193,289
Figure Technology Solutions, Inc. Class A * 984 40,187
Fiserv, Inc. * 13,234 888,928
Genpact Ltd. 5,579 260,986
GLOBALFOUNDRIES, Inc. * 3,355 117,157
Globant SA * 1,382 90,341
Hewlett Packard Enterprise Co. 44,992 1,080,708
HP, Inc. 31,984 712,604
Intel Corp. * 151,776 5,600,534
International Business Machines Corp. 32,083 9,503,305
IPG Photonics Corp. * 752 53,843
Jack Henry & Associates, Inc. 2,574 469,704
KBR, Inc. 4,020 161,604
Kyndryl Holdings, Inc. * 7,667 203,635
Lattice Semiconductor Corp. * 882 64,898
Leidos Holdings, Inc. 4,378 789,791
Lumentum Holdings, Inc. †* 2,184 805,001
MACOM Technology Solutions Holdings, Inc. * 1,686 288,778
Marvell Technology, Inc. 27,709 2,354,711
Microchip Technology, Inc. 17,986 1,146,068
Micron Technology, Inc. 38,528 10,996,276
MKS, Inc. 2,212 353,478
MongoDB, Inc. * 2,469 1,036,215
MSCI, Inc. 1,304 748,144
nCino, Inc. * 3,248 83,279
NetApp, Inc. 4,231 453,098
Nutanix, Inc. Class A * 6,979 360,744
Okta, Inc. * 3,446 297,976
ON Semiconductor Corp. * 13,863 750,681
Onto Innovation, Inc. * 1,200 189,432
Parsons Corp. * 1,858 114,824
Paychex, Inc. 7,753 869,732
Paycom Software, Inc. 736 117,289
Pegasystems, Inc. 2,060 123,023
PTC, Inc. * 3,711 646,493
Pure Storage, Inc. Class A * 1,700 113,917
Qorvo, Inc. * 2,973 251,248
QUALCOMM, Inc. 28,736 4,915,293
Roper Technologies, Inc. 3,677 1,636,743
Rubrik, Inc. Class A * 1,774 135,676
SailPoint, Inc. * 2,131 43,110
Salesforce, Inc. 28,589 7,573,512
a Shares Value
Sandisk Corp. * 4,716 $ 1,119,484
Science Applications International Corp. 1,587 159,747
SentinelOne, Inc. Class A * 2,874 43,110
Skyworks Solutions, Inc. 4,966 314,894
SS&C Technologies Holdings, Inc. 7,140 624,179
Strategy, Inc. Class A * 8,707 1,323,029
Super Micro Computer, Inc. * 9,857 288,514
Synopsys, Inc. * 1,718 806,979
Take-Two Interactive Software, Inc. * 4,210 1,077,886
Teradata Corp. * 2,606 79,327
Teradyne, Inc. 5,400 1,045,224
Texas Instruments, Inc. 18,517 3,212,514
Twilio, Inc. Class A * 4,156 591,149
Tyler Technologies, Inc. * 253 114,849
UiPath, Inc. Class A * 13,536 221,855
Unity Software, Inc. * 10,572 466,965
Veeva Systems, Inc. Class A * 1,067 238,186
Western Digital Corp. 11,732 2,021,072
Zebra Technologies Corp. Class A * 1,802 437,562
Zoom Communications, Inc. * 8,984 775,229
ZoomInfo Technologies, Inc. * 9,346 95,049
101,171,050
Utilities - 4.2%
spacing
AES Corp. 24,550 352,047
Alliant Energy Corp. 8,632 561,166
Ameren Corp. 9,293 927,999
American Electric Power Co., Inc. 18,406 2,122,396
American Water Works Co., Inc. 6,676 871,218
Atmos Energy Corp. 5,455 914,422
Brookfield Renewable Corp. (Canada)  4,871 186,754
CenterPoint Energy, Inc. 22,371 857,704
Clearway Energy, Inc. Class A  866 27,210
Clearway Energy, Inc. Class C  2,909 96,753
CMS Energy Corp. 10,550 737,762
Consolidated Edison, Inc. 12,293 1,220,941
Constellation Energy Corp. 10,800 3,815,316
Dominion Energy, Inc. 29,273 1,715,105
DTE Energy Co. 7,127 919,240
Duke Energy Corp. 26,826 3,144,275
Edison International 12,998 780,140
Entergy Corp. 15,573 1,439,412
Essential Utilities, Inc. 9,844 377,616
Evergy, Inc. 8,058 584,124
Eversource Energy 12,611 849,099
Exelon Corp. 34,574 1,507,081
FirstEnergy Corp. 18,856 844,183
IDACORP, Inc. 1,840 232,870
MDU Resources Group, Inc. 7,308 142,652
National Fuel Gas Co. 3,135 250,988
NextEra Energy, Inc. 72,011 5,781,043
NiSource, Inc. 16,030 669,413
OGE Energy Corp. 7,121 304,067
PG&E Corp. 76,011 1,221,497
Pinnacle West Capital Corp. 4,066 360,654
PPL Corp. 25,434 890,699
Public Service Enterprise Group, Inc. 17,383 1,395,855
Sempra 22,442 1,981,404
Southern Co. 37,996 3,313,251
Talen Energy Corp. * 1,526 572,006
UGI Corp. 7,070 264,630
WEC Energy Group, Inc. 11,168 1,177,777

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, open futures contracts outstanding were as follows:
a Shares Value
Xcel Energy, Inc. 20,239 $ 1,494,853
44,905,622
Total Common Stocks
    (Cost $825,151,160) 1,031,180,462
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 1000 Value † 69,305 14,577,614
a
Total Exchange-Traded Funds
    (Cost $14,414,536) 14,577,614
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $839,565,696) 1,045,758,076
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
3.640% 715,325 715,325
Principal
Amount
Repurchase Agreements - 0.2%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,482,583; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,512,235) $ 1,482,262 1,482,262
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$1,221,381; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value of
$1,248,314) 1,219,607 1,219,607
2,701,869
Total Securities Lending Collateral
(Cost $3,417,194) 3,417,194
a
TOTAL INVESTMENTS - 99.7%
(Cost $842,982,890) 1,049,175,270
DERIVATIVES - 0.0% 990
OTHER ASSETS & LIABILITIES, NET - 0.3% 2,888,509
NET ASSETS - 100.0% $ 1,052,064,769
Financial 24 .2%
Consumer, Non-Cyclical 18 .8%
Industrial 12 .4%
Communications 12 .2%
Technology 9 .6%
Consumer, Cyclical 8 .0%
Energy 5 .7%
Utilities 4 .2%
Others (each less than 3.0%) 4 .6%
99 .7%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .3%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 03/26 62 $ 6,451,660 $ 6,452,650 $ 990

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,031,180,462 $ 1,031,180,462 $ – $ –
Exchange-Traded Funds 14,577,614 14,577,614 – –
Securities Lending Collateral 3,417,194 715,325 2,701,869 –
Derivatives:
Equity Contracts
Futures 990 990 – –
Total $ 1,049,176,260 $ 1,046,474,391 $ 2,701,869 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.5%
Basic Materials - 3.1%
spacing
Albemarle Corp. 2,563 $ 362,511
Alcoa Corp. 5,613 298,275
Anglogold Ashanti PLC (Australia)  10,984 936,716
Ashland, Inc. 1,067 62,601
Axalta Coating Systems Ltd. * 4,685 151,372
Carpenter Technology Corp. 1,050 330,582
Celanese Corp. 2,480 104,854
CF Industries Holdings, Inc. 3,516 271,927
Cleveland-Cliffs, Inc. * 12,396 164,619
Dow, Inc. 15,374 359,444
DuPont de Nemours, Inc. 9,188 369,358
Eastman Chemical Co. 2,526 161,235
Element Solutions, Inc. 4,787 119,627
FMC Corp. 2,616 36,284
Huntsman Corp. 3,990 39,900
International Flavors & Fragrances, Inc. 5,563 374,891
International Paper Co. 11,474 451,961
LyondellBasell Industries NV Class A  5,631 243,822
Mosaic Co. 6,977 168,076
MP Materials Corp. * 2,849 143,931
NewMarket Corp. 121 83,158
Nucor Corp. 5,045 822,890
Olin Corp. 2,457 51,179
PPG Industries, Inc. 4,973 509,534
Qnity Electronics, Inc. Class W/I  4,594 375,100
Reliance, Inc. 1,166 336,822
Royal Gold, Inc. 1,793 398,566
RPM International, Inc. 2,750 286,000
Steel Dynamics, Inc. 2,995 507,503
Westlake Corp. 713 52,719
8,575,457
Communications - 6.0%
spacing
AST SpaceMobile, Inc. * 4,823 350,294
CDW Corp. 2,869 390,758
Charter Communications, Inc. Class A * 1,832 382,430
Chewy, Inc. Class A * 4,717 155,897
Ciena Corp. * 3,101 725,231
Corning, Inc. 17,125 1,499,465
Coupang, Inc. * (South Korea)  28,670 676,325
eBay, Inc. 9,899 862,203
Etsy, Inc. * 2,139 118,586
Expedia Group, Inc. 2,568 727,540
F5, Inc. * 1,253 319,841
FactSet Research Systems, Inc. 819 237,666
Fox Corp. Class A  4,589 335,318
Fox Corp. Class B  3,253 211,217
Frontier Communications Parent, Inc. * 5,289 201,352
GCI Liberty, Inc. Class A * 63 2,323
GCI Liberty, Inc. Class C * 712 26,493
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 12,142 330,141
GoDaddy, Inc. Class A * 2,992 371,247
IAC, Inc. * 1,590 62,169
Iridium Communications, Inc. 2,140 37,193
Liberty Broadband Corp. Class A * 317 15,305
Liberty Broadband Corp. Class C * 2,480 120,528
Liberty Global Ltd. Class A * (Belgium)  3,230 35,982
Liberty Global Ltd. Class C * (Belgium)  3,095 34,169
Liberty Media Corp.-Liberty Formula One
Class A * 533 47,640
a Shares Value
Liberty Media Corp.-Liberty Formula One
Class C * 4,574 $ 450,585
Lyft, Inc. Class A * 8,594 166,466
Maplebear, Inc. * 3,783 170,159
Match Group, Inc. 5,460 176,303
Millicom International Cellular SA (Guatemala)  2,159 119,695
New York Times Co. Class A  3,515 244,011
News Corp. Class A  8,224 214,811
News Corp. Class B  2,775 82,223
Nexstar Media Group, Inc. 626 127,109
Omnicom Group, Inc. 7,003 565,492
Pinterest, Inc. Class A * 12,895 333,852
Reddit, Inc. Class A * 2,722 625,706
Robinhood Markets, Inc. Class A * 16,218 1,834,256
Roku, Inc. * 2,795 303,230
Sirius XM Holdings, Inc. 4,281 85,599
Trade Desk, Inc. Class A * 9,725 369,161
Trump Media & Technology Group Corp. * 3,498 46,313
Ubiquiti, Inc. 97 53,675
VeriSign, Inc. 1,839 446,785
Warner Bros Discovery, Inc. * 51,084 1,472,241
Wayfair, Inc. Class A * 2,161 216,986
Zillow Group, Inc. Class A * 1,068 72,870
Zillow Group, Inc. Class C * 3,567 243,341
16,698,182
Consumer, Cyclical - 14.0%
spacing
Alaska Air Group, Inc. * 2,505 126,002
Allison Transmission Holdings, Inc. 1,878 183,856
Amer Sports, Inc. * (Finland)  3,144 117,428
American Airlines Group, Inc. * 14,303 219,265
Aptiv PLC * 4,737 360,438
Aramark 5,775 212,867
Aurora Innovation, Inc. * 25,552 98,120
AutoNation, Inc. * 582 120,171
Bath & Body Works, Inc. 4,691 94,195
Best Buy Co., Inc. 4,239 283,716
Birkenstock Holding PLC * (Germany)  1,136 46,462
BJ's Wholesale Club Holdings, Inc. * 2,847 256,315
BorgWarner, Inc. 4,756 214,305
Boyd Gaming Corp. 1,210 103,140
Brunswick Corp. 1,383 102,674
Burlington Stores, Inc. * 1,379 398,324
Caesars Entertainment, Inc. * 4,527 105,887
CarMax, Inc. * 3,248 125,503
Carnival Corp. * 23,773 726,027
Carvana Co. * 2,962 1,250,023
Casey's General Stores, Inc. 807 446,037
Cava Group, Inc. * 2,121 124,481
Choice Hotels International, Inc. 616 58,680
Churchill Downs, Inc. 1,449 164,867
Columbia Sportswear Co. 546 30,079
Core & Main, Inc. Class A * 4,197 218,118
Crocs, Inc. * 1,103 94,329
Cummins, Inc. 3,018 1,540,538
Darden Restaurants, Inc. 2,548 468,883
Deckers Outdoor Corp. * 3,221 333,921
Delta Air Lines, Inc. 14,322 993,947
Dick's Sporting Goods, Inc. 1,383 273,793
Dillard's, Inc. Class A  58 35,168
Dolby Laboratories, Inc. Class A  1,362 87,468
Dollar General Corp. 4,790 635,968
Dollar Tree, Inc. * 4,221 519,225
Domino's Pizza, Inc. 699 291,357

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
DR Horton, Inc. 5,807 $ 836,382
DraftKings, Inc. Class A * 10,460 360,452
Dutch Bros, Inc. Class A * 2,609 159,723
Fastenal Co. 25,229 1,012,440
Ferguson Enterprises, Inc. 4,186 931,929
Fermi, Inc. * 861 6,888
Five Below, Inc. * 1,178 221,888
Floor & Decor Holdings, Inc. Class A * 2,298 139,925
Flutter Entertainment PLC * (United Kingdom)  3,460 744,038
Ford Motor Co. 85,738 1,124,883
Freshpet, Inc. * 1,059 64,525
GameStop Corp. Class A * 8,937 179,455
Gap, Inc. 5,189 132,838
Gentex Corp. 4,859 113,069
Genuine Parts Co. 3,043 374,167
Harley-Davidson, Inc. 2,353 48,213
Hasbro, Inc. 2,878 235,996
Hilton Worldwide Holdings, Inc. 4,998 1,435,675
Hyatt Hotels Corp. Class A  880 141,082
Las Vegas Sands Corp. 6,786 441,701
Lear Corp. 1,154 132,248
Lennar Corp. Class A † 4,495 462,086
Lennar Corp. Class B  193 18,358
Liberty Live Holdings, Inc. Class A * 481 39,201
Liberty Live Holdings, Inc. Class C * 974 80,998
Lithia Motors, Inc. 522 173,476
Live Nation Entertainment, Inc. †* 3,465 493,763
LKQ Corp. 5,704 172,261
Lucid Group, Inc. †* 2,802 29,617
Lululemon Athletica, Inc. * 2,275 472,768
Macy's, Inc. 6,024 132,829
Madison Square Garden Sports Corp. * 363 93,890
Mattel, Inc. * 6,773 134,376
MGM Resorts International * 4,389 160,155
MSC Industrial Direct Co., Inc. Class A  928 78,045
Murphy USA, Inc. 373 150,513
Newell Brands, Inc. 8,731 32,479
Norwegian Cruise Line Holdings Ltd. * 10,047 224,249
NVR, Inc. * 60 437,566
Ollie's Bargain Outlet Holdings, Inc. * 1,325 145,233
On Holding AG Class A * (Switzerland)  4,980 231,470
Penn Entertainment, Inc. * 3,157 46,566
Penske Automotive Group, Inc. 402 63,633
Planet Fitness, Inc. Class A * 1,848 200,453
Pool Corp. 723 165,386
PulteGroup, Inc. 4,288 502,811
PVH Corp. 1,040 69,701
QuantumScape Corp. * 9,850 102,637
QXO, Inc. * 13,428 259,026
Ralph Lauren Corp. 828 292,789
RB Global, Inc. (Canada)  4,020 413,537
Restaurant Brands International, Inc. (Canada)  7,049 480,953
RH * 336 60,194
Rivian Automotive, Inc. Class A * 17,351 341,988
Ross Stores, Inc. 6,980 1,257,377
Royal Caribbean Cruises Ltd. 5,555 1,549,401
Scotts Miracle-Gro Co. 907 52,923
SharkNinja, Inc. * 1,806 202,091
SiteOne Landscape Supply, Inc. * 950 118,332
Somnigroup International, Inc. 4,449 397,207
Southwest Airlines Co. 10,075 416,400
Tapestry, Inc. 4,510 576,243
Texas Roadhouse, Inc. 1,470 244,020
Thor Industries, Inc. 1,085 111,397
a Shares Value
TKO Group Holdings, Inc. 1,505 $ 314,545
Toll Brothers, Inc. 2,130 288,019
Tractor Supply Co. 11,673 583,767
Travel & Leisure Co. 1,350 95,216
Ulta Beauty, Inc. * 985 595,935
Under Armour, Inc. Class A * 3,660 18,190
Under Armour, Inc. Class C * 3,676 17,645
United Airlines Holdings, Inc. * 7,146 799,066
Vail Resorts, Inc. 746 99,069
VF Corp. 7,964 143,989
Viking Holdings Ltd. * 3,801 271,429
Watsco, Inc. 769 259,115
Wendy's Co. 3,558 29,638
WESCO International, Inc. 1,043 255,160
Whirlpool Corp. 1,198 86,424
Williams-Sonoma, Inc. 2,583 461,298
Wingstop, Inc. 594 141,663
WW Grainger, Inc. 957 965,661
Wyndham Hotels & Resorts, Inc. 1,626 122,861
Wynn Resorts Ltd. 1,672 201,192
YETI Holdings, Inc. * 1,822 80,478
Yum! Brands, Inc. 6,077 919,329
38,737,181
Consumer, Non-Cyclical - 16.9%
spacing
Acadia Healthcare Co., Inc. * 1,862 26,422
ADT, Inc. 11,132 89,835
Affirm Holdings, Inc. * 6,023 448,292
Agilent Technologies, Inc. 6,258 851,526
Albertsons Cos., Inc. Class A  8,692 149,242
Align Technology, Inc. * 1,505 235,006
Alnylam Pharmaceuticals, Inc. * 2,778 1,104,672
Apellis Pharmaceuticals, Inc. * 2,259 56,746
API Group Corp. * 8,074 308,911
Archer-Daniels-Midland Co. 10,424 599,276
Avantor, Inc. * 14,849 170,170
Avery Dennison Corp. 1,709 310,833
Avis Budget Group, Inc. * 376 48,248
Baxter International, Inc. 11,307 216,077
BellRing Brands, Inc. * 2,763 73,855
Bio-Rad Laboratories, Inc. Class A * 400 121,196
Bio-Techne Corp. 3,429 201,659
Biogen, Inc. * 3,204 563,872
BioMarin Pharmaceutical, Inc. * 4,161 247,288
Block, Inc. * 11,721 762,920
Booz Allen Hamilton Holding Corp. 2,651 223,638
Boston Beer Co., Inc. Class A * 180 35,123
Bright Horizons Family Solutions, Inc. * 1,233 125,026
Brown-Forman Corp. Class A  834 21,943
Brown-Forman Corp. Class B  3,310 86,259
Bruker Corp. 2,271 106,987
Bunge Global SA 2,920 260,114
Campbell's Co. 4,352 121,290
Cardinal Health, Inc. 5,204 1,069,422
Caris Life Sciences, Inc. * 488 13,166
Celsius Holdings, Inc. * 3,574 163,475
Cencora, Inc. 4,018 1,357,080
Centene Corp. * 10,657 438,536
Certara, Inc. * 2,937 25,875
Charles River Laboratories International, Inc. * 1,089 217,234
Chemed Corp. 313 133,920
Church & Dwight Co., Inc. 5,266 441,554
Clarivate PLC * 6,910 23,079
Clorox Co. 2,671 269,317

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Coca-Cola Consolidated, Inc. 1,242 $ 190,399
Conagra Brands, Inc. 10,386 179,782
Constellation Brands, Inc. Class A  3,151 434,712
Cooper Cos., Inc. * 4,318 353,903
Corcept Therapeutics, Inc. * 2,107 73,324
Corpay, Inc. * 1,508 453,802
Corteva, Inc. 14,919 1,000,021
Coty, Inc. Class A * 7,560 23,285
Darling Ingredients, Inc. * 3,385 121,860
DaVita, Inc. * 800 90,888
Dentsply Sirona, Inc. 4,424 50,566
Dexcom, Inc. * 8,527 565,937
Elanco Animal Health, Inc. * 10,764 243,589
elf Beauty, Inc. * 1,224 93,073
Encompass Health Corp. 2,183 231,704
Envista Holdings Corp. * 3,762 81,673
Equifax, Inc. 2,698 585,412
Estee Lauder Cos., Inc. Class A  5,331 558,262
Euronet Worldwide, Inc. * 856 65,150
Exact Sciences Corp. * 4,072 413,552
Exelixis, Inc. * 5,747 251,891
Flowers Foods, Inc. 4,089 44,488
FTI Consulting, Inc. * 688 117,531
GE HealthCare Technologies, Inc. 9,982 818,724
General Mills, Inc. 11,689 543,539
Global Payments, Inc. 5,309 410,917
Globus Medical, Inc. Class A * 2,505 218,712
Grand Canyon Education, Inc. * 600 99,786
H&R Block, Inc. 2,929 127,646
Halozyme Therapeutics, Inc. * 2,523 169,798
Henry Schein, Inc. * 2,349 177,537
Hershey Co. 3,191 580,698
Hologic, Inc. * 4,923 366,714
Hormel Foods Corp. 6,328 149,974
Humana, Inc. 2,652 679,257
IDEXX Laboratories, Inc. * 1,746 1,181,221
Illumina, Inc. * 3,367 441,616
Incyte Corp. * 3,516 347,275
Ingredion, Inc. 1,430 157,672
Insmed, Inc. * 4,589 798,670
Inspire Medical Systems, Inc. * 589 54,323
Insulet Corp. * 1,529 434,603
Ionis Pharmaceuticals, Inc. * 3,484 275,619
IQVIA Holdings, Inc. * 3,684 830,410
J.M. Smucker Co. 2,269 221,931
Jazz Pharmaceuticals PLC * 1,270 215,900
Kenvue, Inc. 41,359 713,443
Kraft Heinz Co. 18,620 451,535
Kroger Co. 13,224 826,236
Labcorp Holdings, Inc. 1,817 455,849
Lamb Weston Holdings, Inc. 2,928 122,654
ManpowerGroup, Inc. 954 28,362
MarketAxess Holdings, Inc. 801 145,181
Masimo Corp. * 989 128,629
McCormick & Co., Inc. 5,495 374,264
Medpace Holdings, Inc. * 497 279,140
Moderna, Inc. * 7,948 234,387
Molina Healthcare, Inc. * 1,109 192,456
Molson Coors Beverage Co. Class B  3,549 165,667
Morningstar, Inc. 497 108,003
Natera, Inc. * 2,859 654,968
Neurocrine Biosciences, Inc. * 2,122 300,963
NIQ Global Intelligence PLC * 1,038 17,117
Organon & Co. 5,489 39,356
a Shares Value
Paylocity Holding Corp. * 987 $ 150,518
Penumbra, Inc. * 807 250,904
Performance Food Group Co. * 3,309 297,545
Perrigo Co. PLC 2,998 41,732
Pilgrim's Pride Corp. 979 38,171
Post Holdings, Inc. * 1,108 109,747
Primo Brands Corp. 5,791 94,683
Qiagen NV 4,780 214,957
Quanta Services, Inc. 3,231 1,363,676
Quest Diagnostics, Inc. 2,429 421,504
Repligen Corp. * 1,172 192,044
ResMed, Inc. 3,181 766,207
Revolution Medicines, Inc. * 3,833 305,298
Revvity, Inc. 2,570 248,648
Reynolds Consumer Products, Inc. 1,124 25,762
Robert Half, Inc. 2,107 57,226
Roivant Sciences Ltd. * 8,545 185,427
Rollins, Inc. 6,182 371,044
Royalty Pharma PLC Class A  8,524 329,367
Sarepta Therapeutics, Inc. * 2,087 44,912
Seaboard Corp. 6 26,669
Service Corp. International 2,972 231,727
Shift4 Payments, Inc. Class A * 1,528 96,218
Smithfield Foods, Inc. 985 21,995
Solventum Corp. * 3,247 257,292
Sotera Health Co. * 4,478 78,992
Sprouts Farmers Market, Inc. * 2,157 171,848
STERIS PLC 2,143 543,293
Summit Therapeutics, Inc. †* 2,635 46,086
Sysco Corp. 10,571 778,977
Teleflex, Inc. 991 120,942
Tempus AI, Inc. * 2,105 124,300
Tenet Healthcare Corp. * 1,900 377,568
Toast, Inc. Class A * 10,150 360,426
TransUnion 4,236 363,237
Tyson Foods, Inc. Class A  6,104 357,816
U-Haul Holding Co. 2,248 105,072
U-Haul Holding Co. * 213 10,737
U.S. Foods Holding Corp. * 4,974 374,642
Ultragenyx Pharmaceutical, Inc. * 2,002 46,046
United Rentals, Inc. 1,389 1,124,145
United Therapeutics Corp. * 929 452,655
Universal Health Services, Inc. Class B  1,185 258,354
Valvoline, Inc. * 2,717 78,956
Verisk Analytics, Inc. 3,044 680,912
Viatris, Inc. 25,304 315,035
Viking Therapeutics, Inc. * 2,275 80,035
Waters Corp. * 1,314 499,097
West Pharmaceutical Services, Inc. 1,578 434,171
WEX, Inc. * 766 114,119
WillScot Holdings Corp. 4,085 76,921
Zimmer Biomet Holdings, Inc. 4,351 391,242
46,993,537
Energy - 5.7%
spacing
Antero Midstream Corp. 7,234 128,693
Antero Resources Corp. * 6,343 218,580
APA Corp. 7,836 191,669
Baker Hughes Co. 21,628 984,939
Cheniere Energy, Inc. 4,669 907,607
Chord Energy Corp. 1,223 113,372
Civitas Resources, Inc. 1,980 53,638
Coterra Energy, Inc. 16,663 438,570
Devon Energy Corp. 13,446 492,527

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Diamondback Energy, Inc. 4,113 $ 618,307
DT Midstream, Inc. 2,209 264,373
Enphase Energy, Inc. * 2,770 88,778
EQT Corp. 13,554 726,494
Expand Energy Corp. 4,983 549,924
First Solar, Inc. * 2,236 584,110
Halliburton Co. 18,596 525,523
HF Sinclair Corp. 3,496 161,096
Kinder Morgan, Inc. 42,722 1,174,428
Marathon Petroleum Corp. 6,702 1,089,946
Matador Resources Co. 2,519 106,906
NOV, Inc. 8,314 129,948
Occidental Petroleum Corp. 15,380 632,426
ONEOK, Inc. 13,628 1,001,658
Ovintiv, Inc. 5,720 224,167
Permian Resources Corp. 15,584 218,644
Phillips 66 8,826 1,138,907
Range Resources Corp. 5,157 181,836
Targa Resources Corp. 4,669 861,431
TechnipFMC PLC (United Kingdom)  8,881 395,737
Texas Pacific Land Corp. 1,251 359,312
Valero Energy Corp. 6,661 1,084,344
Viper Energy, Inc. Class A  3,724 143,858
Weatherford International PLC 1,595 124,825
15,916,573
Financial - 19.4%
spacing
Affiliated Managers Group, Inc. 595 171,527
AGNC Investment Corp. REIT 23,493 251,845
Agree Realty Corp. REIT 2,478 178,490
Air Lease Corp. 2,249 144,453
Alexandria Real Estate Equities, Inc. REIT 3,701 181,127
Allstate Corp. 5,795 1,206,229
Ally Financial, Inc. 6,051 274,050
American Financial Group, Inc. 1,430 195,452
American Homes 4 Rent Class A REIT 7,460 239,466
Americold Realty Trust, Inc. REIT 6,467 83,166
Ameriprise Financial, Inc. 2,037 998,823
Annaly Capital Management, Inc. REIT 14,977 334,886
Arch Capital Group Ltd. * 7,816 749,711
ARES Management Corp. Class A  4,135 668,340
Assurant, Inc. 1,115 268,548
Assured Guaranty Ltd. 1,034 92,925
AvalonBay Communities, Inc. REIT 3,101 562,242
Axis Capital Holdings Ltd. 1,651 176,806
Bank of New York Mellon Corp. 15,290 1,775,016
Bank OZK 2,271 104,511
Blue Owl Capital, Inc. 13,911 207,830
BOK Financial Corp. 458 54,255
Brighthouse Financial, Inc. * 1,326 85,911
Brixmor Property Group, Inc. REIT 6,572 172,318
Brown & Brown, Inc. 6,328 504,342
BXP, Inc. REIT 3,462 233,616
Camden Property Trust REIT 2,358 259,569
Carlyle Group, Inc. 5,763 340,651
Cboe Global Markets, Inc. 2,285 573,535
CBRE Group, Inc. Class A * 6,536 1,050,923
Cincinnati Financial Corp. 3,391 553,818
Circle Internet Group, Inc. * 1,029 81,600
Citizens Financial Group, Inc. 9,502 555,012
CNA Financial Corp. 475 22,676
Coinbase Global, Inc. Class A * 4,883 1,104,242
Columbia Banking System, Inc. 6,645 185,728
Comerica, Inc. 2,777 241,405
a Shares Value
Commerce Bancshares, Inc. 2,831 $ 148,164
CoStar Group, Inc. * 9,087 611,010
Cousins Properties, Inc. REIT 3,791 97,732
Credit Acceptance Corp. * 97 43,016
Crown Castle, Inc. REIT 9,462 840,888
CubeSmart REIT 4,900 176,645
Cullen/Frost Bankers, Inc. 1,337 169,304
Digital Realty Trust, Inc. REIT 7,540 1,166,513
East West Bancorp, Inc. 2,984 335,372
EastGroup Properties, Inc. REIT 1,176 209,493
EPR Properties REIT 1,680 83,832
Equitable Holdings, Inc. 6,357 302,911
Equity LifeStyle Properties, Inc. REIT 4,163 252,319
Equity Residential REIT 8,246 519,828
Essex Property Trust, Inc. REIT 1,395 365,044
Evercore, Inc. Class A  807 274,582
Everest Group Ltd. 925 313,899
Extra Space Storage, Inc. REIT 4,586 597,189
F&G Annuities & Life, Inc. 336 10,366
Federal Realty Investment Trust REIT 1,843 185,774
Fidelity National Financial, Inc. 5,614 306,468
Fifth Third Bancorp 14,609 683,847
First American Financial Corp. 2,143 131,666
First Citizens BancShares, Inc. Class A  198 424,944
First Hawaiian, Inc. 2,773 70,157
First Horizon Corp. 10,974 262,279
First Industrial Realty Trust, Inc. REIT 2,852 163,334
FNB Corp. 7,656 130,918
Franklin Resources, Inc. 6,719 160,517
Freedom Holding Corp. * (Kazakhstan)  398 48,429
Gaming & Leisure Properties, Inc. REIT 5,971 266,844
Globe Life, Inc. 1,744 243,916
Hamilton Lane, Inc. Class A  845 113,492
Hanover Insurance Group, Inc. 773 141,281
Hartford Insurance Group, Inc. 6,127 844,301
Healthcare Realty Trust, Inc. REIT 7,401 125,447
Healthpeak Properties, Inc. REIT 15,021 241,538
Highwoods Properties, Inc. REIT 2,284 58,973
Host Hotels & Resorts, Inc. REIT 14,914 264,425
Houlihan Lokey, Inc. 1,198 208,680
Howard Hughes Holdings, Inc. * 638 50,893
Huntington Bancshares, Inc. 33,731 585,233
Invesco Ltd. 7,948 208,794
Invitation Homes, Inc. REIT 13,307 369,801
Iron Mountain, Inc. REIT 6,424 532,871
Janus Henderson Group PLC 2,728 129,771
Jefferies Financial Group, Inc. 3,328 206,236
Jones Lang LaSalle, Inc. * 1,042 350,602
Kemper Corp. 1,352 54,810
KeyCorp 20,850 430,344
Kilroy Realty Corp. REIT 2,621 97,947
Kimco Realty Corp. REIT 14,649 296,935
Kinsale Capital Group, Inc. 483 188,911
Lamar Advertising Co. Class A REIT 1,922 243,287
Lazard, Inc. 2,006 97,411
Lincoln National Corp. 3,699 164,716
Lineage, Inc. REIT 1,593 55,755
Loews Corp. 3,683 387,857
LPL Financial Holdings, Inc. 1,755 626,833
M&T Bank Corp. 3,368 678,585
Markel Group, Inc. * 274 589,004
Medical Properties Trust, Inc. REIT 10,902 54,510
MGIC Investment Corp. 4,817 140,753
Mid-America Apartment Communities, Inc. REIT 2,525 350,748

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Millrose Properties, Inc. REIT 3,472 $ 103,709
Nasdaq, Inc. 9,923 963,821
National Storage Affiliates Trust REIT 1,606 45,305
NNN REIT, Inc. 4,059 160,858
Northern Trust Corp. 4,145 566,165
Old Republic International Corp. 5,006 228,474
Omega Healthcare Investors, Inc. REIT 6,474 287,057
OneMain Holdings, Inc. 2,582 174,414
Park Hotels & Resorts, Inc. REIT 4,290 44,873
Pinnacle Financial Partners, Inc. 1,718 163,914
Popular, Inc. 1,433 178,437
Primerica, Inc. 721 186,277
Principal Financial Group, Inc. 4,804 423,761
Prosperity Bancshares, Inc. 2,054 141,952
Prudential Financial, Inc. 7,720 871,434
Raymond James Financial, Inc. 3,908 627,586
Rayonier, Inc. REIT 3,592 77,767
Realty Income Corp. REIT 20,066 1,131,120
Regency Centers Corp. REIT 4,000 276,120
Regions Financial Corp. 19,592 530,943
Reinsurance Group of America, Inc. 1,455 296,034
RenaissanceRe Holdings Ltd. (Bermuda)  1,008 283,409
Rexford Industrial Realty, Inc. REIT 5,150 199,408
Rithm Capital Corp. REIT 12,115 132,053
RLI Corp. 1,778 113,756
Rocket Cos., Inc. Class A  20,870 404,043
Ryan Specialty Holdings, Inc. 2,340 120,814
SBA Communications Corp. REIT 2,342 453,013
SEI Investments Co. 2,265 185,775
Simon Property Group, Inc. REIT 7,112 1,316,502
SLM Corp. 4,580 123,935
SoFi Technologies, Inc. * 26,572 695,655
Southstate Bank Corp. 2,178 204,972
STAG Industrial, Inc. REIT 4,135 152,003
Starwood Property Trust, Inc. REIT 7,724 139,109
State Street Corp. 6,107 787,864
Stifel Financial Corp. 2,201 275,609
Sun Communities, Inc. REIT 2,738 339,266
Synchrony Financial 7,888 658,096
Synovus Financial Corp. 3,057 153,003
T. Rowe Price Group, Inc. 4,766 487,943
TFS Financial Corp. 1,147 15,347
TPG, Inc. 2,920 186,413
Tradeweb Markets, Inc. Class A  2,579 277,346
UDR, Inc. REIT 7,295 267,581
Unum Group 3,687 285,742
UWM Holdings Corp. 4,383 19,197
Ventas, Inc. REIT 10,261 793,996
VICI Properties, Inc. REIT 23,408 658,233
Virtu Financial, Inc. Class A  1,749 58,277
Vornado Realty Trust REIT 3,804 126,597
Voya Financial, Inc. 2,087 155,461
W.R. Berkley Corp. 6,328 443,719
Webster Financial Corp. 3,590 225,955
Western Alliance Bancorp 2,357 198,153
Western Union Co. 6,851 63,783
Weyerhaeuser Co. REIT 15,999 379,016
White Mountains Insurance Group Ltd. 52 108,057
Willis Towers Watson PLC 2,097 689,074
Wintrust Financial Corp. 1,423 198,964
WP Carey, Inc. REIT 4,690 301,848
XP, Inc. Class A (Brazil)  8,815 144,301
Zions Bancorp NA 3,174 185,806
53,862,103
a Shares Value
Industrial - 15.3%
spacing
A.O. Smith Corp. 2,456 $ 164,257
AAON, Inc. † 1,434 109,342
Acuity, Inc. 676 243,387
Advanced Drainage Systems, Inc. 1,538 222,749
AECOM 2,881 274,646
AGCO Corp. 1,340 139,789
Allegion PLC 1,877 298,856
Amcor PLC 49,860 415,832
AMETEK, Inc. 5,024 1,031,477
Applied Industrial Technologies, Inc. 827 212,349
AptarGroup, Inc. 1,445 176,232
Armstrong World Industries, Inc. 938 179,252
Arrow Electronics, Inc. * 1,131 124,614
ATI, Inc. * 2,952 338,771
Avnet, Inc. 1,807 86,881
Axon Enterprise, Inc. * 1,627 924,022
Ball Corp. 6,051 320,521
Builders FirstSource, Inc. * 2,366 243,438
BWX Technologies, Inc. 2,020 349,137
Carlisle Cos., Inc. 908 290,433
CH Robinson Worldwide, Inc. 2,579 414,600
Clean Harbors, Inc. * 1,123 263,321
CNH Industrial NV 19,346 178,370
Cognex Corp. 3,668 131,975
Coherent Corp. * 3,423 631,783
Comfort Systems USA, Inc. 764 713,034
Crane Co. 1,069 197,156
Crown Holdings, Inc. 2,496 257,013
Curtiss-Wright Corp. 818 450,939
Donaldson Co., Inc. 2,515 222,980
Dover Corp. 2,957 577,325
Eagle Materials, Inc. 717 148,190
EMCOR Group, Inc. 965 590,377
Entegris, Inc. 3,240 272,970
Esab Corp. 1,214 135,628
Everus Construction Group, Inc. * 1,107 94,715
Expeditors International of Washington, Inc. 2,959 440,921
Flex Ltd. * 8,144 492,060
Flowserve Corp. 2,841 197,109
Fortive Corp. 6,952 383,820
Fortune Brands Innovations, Inc. 2,664 133,253
FTAI Aviation Ltd. 2,243 441,535
Garmin Ltd. 3,554 720,929
Gates Industrial Corp. PLC * 5,442 116,840
Generac Holdings, Inc. * 1,275 173,872
Graco, Inc. 3,590 294,272
Graphic Packaging Holding Co. 6,398 96,354
GXO Logistics, Inc. * 2,511 132,179
Hayward Holdings, Inc. * 4,476 69,154
HEICO Corp. 931 301,262
HEICO Corp. Class A  1,626 410,451
Hexcel Corp. 1,718 126,960
Howmet Aerospace, Inc. 8,788 1,801,716
Hubbell, Inc. 1,179 523,606
Huntington Ingalls Industries, Inc. 857 291,440
IDEX Corp. 1,629 289,864
Ingersoll Rand, Inc. 8,713 690,244
Ingram Micro Holding Corp. 435 9,283
ITT, Inc. 1,845 320,126
Jabil, Inc. 2,300 524,446
Jacobs Solutions, Inc. 2,596 343,866
James Hardie Industries PLC * 3,327 69,035

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
JB Hunt Transport Services, Inc. 1,698 $ 329,989
Karman Holdings, Inc. * 1,114 81,511
Keysight Technologies, Inc. * 3,752 762,369
Kirby Corp. * 1,226 135,081
Knight-Swift Transportation Holdings, Inc. 3,523 184,182
L3Harris Technologies, Inc. 4,103 1,204,518
Landstar System, Inc. 792 113,810
Lennox International, Inc. 693 336,507
Leonardo DRS, Inc. 1,705 58,123
Lincoln Electric Holdings, Inc. 1,183 283,494
Littelfuse, Inc. 525 132,783
Loar Holdings, Inc. * 963 65,484
Louisiana-Pacific Corp. 1,416 114,356
Martin Marietta Materials, Inc. 1,318 820,666
Masco Corp. 4,531 287,537
MasTec, Inc. * 1,380 299,971
Mettler-Toledo International, Inc. * 454 632,962
Middleby Corp. * 1,076 159,969
Mohawk Industries, Inc. * 1,123 122,744
MSA Safety, Inc. 792 126,831
Mueller Industries, Inc. 2,360 270,928
Nordson Corp. 1,178 283,226
nVent Electric PLC 3,552 362,197
Old Dominion Freight Line, Inc. 4,084 640,371
Oshkosh Corp. 1,414 177,641
Otis Worldwide Corp. 8,589 750,249
Owens Corning 1,832 205,019
Packaging Corp. of America 1,921 396,168
Pentair PLC 3,603 375,216
Ralliant Corp. 2,404 122,388
RBC Bearings, Inc. * 677 303,587
Regal Rexnord Corp. 1,458 204,587
Rocket Lab Corp. * 9,022 629,375
Rockwell Automation, Inc. 2,484 966,450
Ryder System, Inc. 854 163,447
Saia, Inc. * 577 188,402
Schneider National, Inc. Class B  1,080 28,652
Sealed Air Corp. 3,300 136,719
Sensata Technologies Holding PLC 3,097 103,099
Silgan Holdings, Inc. 1,878 75,815
Simpson Manufacturing Co., Inc. 917 148,068
Smurfit WestRock PLC 11,397 440,722
Snap-on, Inc. 1,126 388,020
Sonoco Products Co. 2,215 96,663
StandardAero, Inc. * 3,064 87,875
Stanley Black & Decker, Inc. 3,388 251,661
TD SYNNEX Corp. 1,668 250,584
Teledyne Technologies, Inc. * 1,023 522,477
Tetra Tech, Inc. 5,850 196,209
Textron, Inc. 3,864 336,825
Timken Co. 1,361 114,501
TopBuild Corp. * 622 259,492
Toro Co. 2,197 172,948
Trex Co., Inc. * 2,285 80,158
Trimble, Inc. * 5,174 405,383
Universal Display Corp. 991 115,729
Valmont Industries, Inc. 430 172,998
Veralto Corp. 5,199 518,756
Vertiv Holdings Co. Class A  8,349 1,352,621
Vontier Corp. 3,226 119,943
Vulcan Materials Co. 2,907 829,134
Westinghouse Air Brake Technologies Corp. 3,723 794,674
Woodward, Inc. 1,309 395,737
XPO, Inc. * 2,480 337,057
a Shares Value
Xylem, Inc. 5,307 $ 722,707
42,568,323
Technology - 12.1%
spacing
Akamai Technologies, Inc. * 3,129 273,005
Allegro MicroSystems, Inc. * (Japan)  2,663 70,250
Amdocs Ltd. 2,452 197,411
Amentum Holdings, Inc. * 3,532 102,428
Amkor Technology, Inc. 2,563 101,187
Appfolio, Inc. Class A * 481 111,905
Astera Labs, Inc. * 2,747 456,991
Bentley Systems, Inc. Class B  3,393 129,494
Bill Holdings, Inc. * 1,764 96,209
Broadridge Financial Solutions, Inc. 2,541 567,075
Bullish * (Cayman)  725 27,456
CACI International, Inc. Class A * 482 256,814
CCC Intelligent Solutions Holdings, Inc. * 11,946 94,971
Cirrus Logic, Inc. * 1,114 132,009
Cloudflare, Inc. Class A * 6,870 1,354,420
Cognizant Technology Solutions Corp. Class A  10,593 879,219
Concentrix Corp. 987 41,039
Confluent, Inc. Class A * 6,519 197,135
Crane NXT Co. 1,047 49,282
Datadog, Inc. Class A * 6,841 930,308
Dayforce, Inc. * 3,430 237,219
Docusign, Inc. * 4,356 297,950
DoubleVerify Holdings, Inc. * 2,989 34,194
Doximity, Inc. Class A * 2,857 126,508
Dropbox, Inc. Class A * 4,047 112,507
Duolingo, Inc. * 834 146,367
DXC Technology Co. * 3,851 56,417
Dynatrace, Inc. * 6,469 280,366
Elastic NV * 1,984 149,673
Electronic Arts, Inc. 5,525 1,128,923
EPAM Systems, Inc. * 1,197 245,241
ExlService Holdings, Inc. * 3,376 143,277
Fair Isaac Corp. * 511 863,907
Fidelity National Information Services, Inc. 11,576 769,341
Figure Technology Solutions, Inc. Class A * 761 31,079
Gartner, Inc. * 1,630 411,216
Genpact Ltd. 3,620 169,344
Gitlab, Inc. Class A * 3,096 116,193
GLOBALFOUNDRIES, Inc. * 2,185 76,300
Globant SA * 946 61,840
Guidewire Software, Inc. * 1,869 375,688
Hewlett Packard Enterprise Co. 28,596 686,876
HP, Inc. 20,479 456,272
HubSpot, Inc. * 1,111 445,844
IPG Photonics Corp. * 506 36,230
Jack Henry & Associates, Inc. 1,606 293,063
KBR, Inc. 2,863 115,093
Kyndryl Holdings, Inc. * 5,181 137,607
Lattice Semiconductor Corp. * 2,969 218,459
Leidos Holdings, Inc. 2,779 501,332
Lumentum Holdings, Inc. * 1,543 568,734
MACOM Technology Solutions Holdings, Inc. * 1,415 242,361
Manhattan Associates, Inc. * 1,339 232,062
Microchip Technology, Inc. 11,593 738,706
MKS, Inc. 1,500 239,700
MongoDB, Inc. * 1,716 720,188
Monolithic Power Systems, Inc. † 1,017 921,768
MSCI, Inc. 1,596 915,673
nCino, Inc. * 2,405 61,664
NetApp, Inc. 4,357 466,591

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Nutanix, Inc. Class A * 5,575 $ 288,172
Okta, Inc. * 3,685 318,642
ON Semiconductor Corp. * 8,952 484,751
Onto Innovation, Inc. * 1,044 164,806
Parsons Corp. * 1,190 73,542
Paychex, Inc. 7,037 789,411
Paycom Software, Inc. 1,121 178,643
Pegasystems, Inc. 1,877 112,094
Procore Technologies, Inc. * 2,585 188,033
PTC, Inc. * 2,600 452,946
Pure Storage, Inc. Class A * 6,755 452,653
Qorvo, Inc. * 1,850 156,343
RingCentral, Inc. Class A * 1,707 49,298
ROBLOX Corp. Class A * 13,592 1,101,360
Rubrik, Inc. Class A * 2,930 224,086
SailPoint, Inc. * 1,356 27,432
Samsara, Inc. Class A * 6,840 242,478
Sandisk Corp. * 2,955 701,458
Science Applications International Corp. 1,038 104,485
SentinelOne, Inc. Class A * 6,442 96,630
Skyworks Solutions, Inc. 3,233 205,005
SS&C Technologies Holdings, Inc. 4,602 402,307
Super Micro Computer, Inc. * 11,198 327,765
Take-Two Interactive Software, Inc. * 3,974 1,017,463
Teradata Corp. * 2,006 61,063
Teradyne, Inc. 3,432 664,298
Twilio, Inc. Class A * 3,106 441,797
Tyler Technologies, Inc. * 934 423,989
UiPath, Inc. Class A * 8,772 143,773
Unity Software, Inc. * 6,981 308,351
Veeva Systems, Inc. Class A * 3,216 717,908
Western Digital Corp. 7,456 1,284,445
Zebra Technologies Corp. Class A * 1,110 269,530
Zoom Communications, Inc. * 5,839 503,847
ZoomInfo Technologies, Inc. * 6,475 65,851
Zscaler, Inc. * 2,189 492,350
33,437,386
Utilities - 6.0%
spacing
AES Corp. 15,569 223,259
Alliant Energy Corp. 5,573 362,301
Ameren Corp. 5,885 587,676
American Water Works Co., Inc. 4,247 554,234
Atmos Energy Corp. 3,507 587,878
Brookfield Renewable Corp. (Canada)  2,913 111,684
CenterPoint Energy, Inc. 14,210 544,811
Clearway Energy, Inc. Class A  776 24,382
Clearway Energy, Inc. Class C  1,750 58,205
CMS Energy Corp. 6,632 463,776
Consolidated Edison, Inc. 7,919 786,515
DTE Energy Co. 4,519 582,861
Edison International 8,312 498,886
Entergy Corp. 9,738 900,083
Essential Utilities, Inc. 6,220 238,599
Evergy, Inc. 5,073 367,742
Eversource Energy 8,156 549,144
Exelon Corp. 22,044 960,898
FirstEnergy Corp. 11,967 535,763
IDACORP, Inc. 1,206 152,631
MDU Resources Group, Inc. 4,475 87,352
National Fuel Gas Co. 1,931 154,596
NiSource, Inc. 10,455 436,601
NRG Energy, Inc. 4,149 660,687
OGE Energy Corp. 4,377 186,898
a Shares Value
PG&E Corp. 47,813 $ 768,355
Pinnacle West Capital Corp. 2,594 230,088
PPL Corp. 16,141 565,258
Public Service Enterprise Group, Inc. 10,887 874,226
Talen Energy Corp. * 998 374,090
UGI Corp. 4,652 174,124
Vistra Corp. 7,426 1,198,037
WEC Energy Group, Inc. 7,135 752,457
Xcel Energy, Inc. 13,019 961,583
16,515,680
Total Common Stocks
    (Cost $231,371,285) 273,304,422
EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell Mid-Cap 25,033 2,409,927
a
Total Exchange-Traded Funds
    (Cost $2,433,895) 2,409,927
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $233,805,180) 275,714,349
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 441,643 441,643
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$915,350; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value
of $933,657) $ 915,152 915,152
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$754,083; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $770,711) 752,988 752,988
1,668,140
Total Securities Lending Collateral
(Cost $2,109,783) 2,109,783
a
TOTAL INVESTMENTS - 100.2%
(Cost $235,914,963) 277,824,132
DERIVATIVES - (0.0%) (13,496)
OTHER ASSETS & LIABILITIES, NET - (0.2%) (419,419)
NET ASSETS - 100.0% $ 277,391,217

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 19 .4%
Consumer, Non-Cyclical 16 .9%
Industrial 15 .3%
Consumer, Cyclical 14 .0%
Technology 12 .1%
Communications 6 .0%
Utilities 6 .0%
Energy 5 .7%
Basic Materials 3 .1%
Others (each less than 3.0%) 1 .7%
100 .2%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 0 .2% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 03/26 2 $ 688,596 $ 689,250 $ 654
CME E-Mini Standard & Poor's MidCap 400 Index 03/26 3 1,011,710 997,560 (14,150)
Total Futures Contracts ( $ 13,496 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 273,304,422 $ 273,304,422 $ – $ –
Exchange-Traded Funds 2,409,927 2,409,927 – –
Securities Lending Collateral 2,109,783 441,643 1,668,140 –
Derivatives:
Equity Contracts
Futures 654 654 – –
Total Assets 277,824,786 276,156,646 1,668,140 –
Liabilities Derivatives:
Equity Contracts
Futures (14,150) (14,150) – –
Total Liabilities (14,150) (14,150) – –
Total $ 277,810,636 $ 276,142,496 $ 1,668,140 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 869 $ 148
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 758 386
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,911
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 40 –
2,445
Health Care - 0.0%
Akero Therapeutics, Inc. - Contingent Value
Rights* 4,360 2,834
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights* ± Ω 33 –
Total Rights
    (Cost $3,659) 5,279
COMMON STOCKS - 98.1%
Basic Materials - 3.5%
spacing
American Battery Technology Co. * 3,658 12,218
Balchem Corp. 1,972 302,426
Cabot Corp. 3,038 201,359
Calumet, Inc. * 523 10,392
Centrus Energy Corp. Class A * 785 190,567
Century Aluminum Co. * 3,202 125,454
Chemours Co. 9,220 108,704
Codexis, Inc. * 4,479 7,301
Coeur Mining, Inc. * 19,287 343,887
Compass Minerals International, Inc. * 1,636 32,131
Constellium SE * 3,049 57,474
Contango ORE, Inc. * 648 17,114
Critical Metals Corp. * (Austria)  1,104 7,662
Dakota Gold Corp. * 5,243 29,780
Energy Fuels, Inc. * 3,589 52,184
Hawkins, Inc. 1,173 166,636
Hecla Mining Co. 9,112 174,859
Idaho Strategic Resources, Inc. * 861 34,698
Ingevity Corp. * 2,190 129,604
Innospec, Inc. 87 6,659
Ivanhoe Electric, Inc. * 5,497 87,842
Kaiser Aluminum Corp. 499 57,315
Lifezone Metals Ltd. * (Isle of Man)  1,787 7,630
NioCorp Developments Ltd. * 6,387 33,851
Novagold Resources, Inc. * (Canada)  16,956 158,030
Oil-Dri Corp. of America 433 21,191
Perpetua Resources Corp. * 5,110 123,713
Sensient Technologies Corp. 2,543 238,915
Sylvamo Corp. 598 28,794
U.S. Antimony Corp. * 7,050 35,391
U.S. Gold Corp. * 590 11,452
U.S. Goldmining, Inc. * (Canada)  46 406
U.S. Lime & Minerals, Inc. 660 79,028
Uranium Energy Corp. * 28,697 335,181
USA Rare Earth, Inc. * 2,598 30,916
Vox Royalty Corp. (Canada)  3,370 15,974
3,276,738
a Shares Value
Communications - 6.2%
spacing
A10 Networks, Inc. 3,644 $ 64,462
ADTRAN Holdings, Inc. * 4,369 37,967
Anterix, Inc. * 684 14,932
Applied Digital Corp. †* 10,869 266,508
Arena Group Holdings, Inc. * 414 1,656
AudioEye, Inc. * 513 5,125
Backblaze, Inc. Class A * 3,378 15,741
BARK, Inc. * 6,672 4,020
BK Technologies Corp. * 155 11,561
BlackSky Technology, Inc. * 1,786 33,488
Boston Omaha Corp. Class A * 81 1,002
Bumble, Inc. Class A * 207 739
Calix, Inc. * 3,631 192,189
Cargurus, Inc. * 4,983 191,098
Clearfield, Inc. * 320 9,328
Cogent Communications Holdings, Inc. 2,952 63,645
CommScope Holding Co., Inc. * 8,067 146,255
Credo Technology Group Holding Ltd. * 9,221 1,326,809
Crexendo, Inc. * 1,320 8,540
CuriosityStream, Inc. 2,548 9,682
Entravision Communications Corp. Class A  561 1,644
EverQuote, Inc. Class A * 1,723 46,521
Extreme Networks, Inc. * 7,978 132,834
Figs, Inc. Class A * 5,268 59,844
Frequency Electronics, Inc. * 423 22,774
fuboTV, Inc. Class A * 19,802 49,901
Gambling.com Group Ltd. * (Malta)  1,066 5,820
Globalstar, Inc. * 3,019 184,280
Gogo, Inc. * 4,809 22,410
Grindr, Inc. * (Singapore)  1,855 25,117
Groupon, Inc. * 1,569 27,630
Harmonic, Inc. * 1,793 17,733
HealthStream, Inc. 591 13,634
Hims & Hers Health, Inc. * 12,340 400,680
IDT Corp. Class B  785 40,200
Inseego Corp. * 112 1,150
InterDigital, Inc. 1,561 496,991
LifeMD, Inc. * 1,698 5,790
Liquidity Services, Inc. * 1,435 43,495
Lumen Technologies, Inc. * 50,735 394,211
Magnite, Inc. * 8,473 137,517
MediaAlpha, Inc. Class A * 1,826 23,647
Nerdy, Inc. * 3,941 4,099
Ooma, Inc. * 1,458 17,102
OptimizeRx Corp. * 999 12,248
Optimum Communications, Inc. Class A * 1,284 2,119
Phoenix Education Partners, Inc. * 223 6,757
Preformed Line Products Co. 8 1,654
Q2 Holdings, Inc. * 3,749 270,528
QuinStreet, Inc. * 3,360 48,283
RealReal, Inc. * 1,516 23,922
Revolve Group, Inc. * 2,446 73,845
Rumble, Inc. †* 1,547 9,777
Satellogic, Inc. Class A * 3,575 6,685
Serve Robotics, Inc. * 3,359 34,866
Sprinklr, Inc. Class A * 7,124 55,425
Stagwell, Inc. * 6,669 32,611
Stitch Fix, Inc. Class A * 709 3,722
TechTarget, Inc. * 89 481
Thryv Holdings, Inc. * 2,383 14,417
Travelzoo * 609 4,336
TripAdvisor, Inc. * 3,280 47,757

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Upwork, Inc. * 7,436 $ 147,382
USA TODAY Co., Inc. * 7,905 40,711
Value Line, Inc. 81 3,113
Viavi Solutions, Inc. * 13,333 237,594
Vivid Seats, Inc. Class A * 72 519
Yelp, Inc. * 3,632 110,376
ZipRecruiter, Inc. Class A * 3,676 14,336
5,783,235
Consumer, Cyclical - 8.3%
spacing
Abercrombie & Fitch Co. Class A * 2,808 353,443
Accel Entertainment, Inc. * 2,831 32,302
Acushnet Holdings Corp. 1,662 132,661
Aeva Technologies, Inc. * 2,275 30,212
Allegiant Travel Co. * 161 13,729
Alliance Laundry Holdings, Inc. * 531 10,806
Arhaus, Inc. * 3,190 35,760
Arko Corp. 400 1,816
Atlanta Braves Holdings, Inc. Class A * 311 13,214
Atlanta Braves Holdings, Inc. Class C * 2,855 112,630
Bally's Corp. * 529 8,739
BJ's Restaurants, Inc. * 776 30,574
Black Rock Coffee Bar, Inc. Class A * 433 9,634
Bloomin' Brands, Inc. 3,318 20,472
Blue Bird Corp. * 1,912 89,864
Boot Barn Holdings, Inc. * 1,854 327,175
Brinker International, Inc. * 2,665 382,481
Buckle, Inc. 1,806 96,477
Build-A-Bear Workshop, Inc. 782 47,913
Camping World Holdings, Inc. Class A  3,564 34,678
Cavco Industries, Inc. * 469 277,057
Champion Homes, Inc. * 3,404 287,638
Cheesecake Factory, Inc. 2,792 140,940
Cinemark Holdings, Inc. 6,260 145,482
CompX International, Inc. 22 512
Cracker Barrel Old Country Store, Inc. 388 9,855
Daktronics, Inc. * 429 8,481
Dave & Buster's Entertainment, Inc. * 1,535 24,882
Denny's Corp. * 567 3,527
Dine Brands Global, Inc. 149 4,789
Dorman Products, Inc. * 1,664 204,988
Douglas Dynamics, Inc. 1,208 39,441
Dream Finders Homes, Inc. Class A * 427 7,302
Envela Corp. * 442 5,914
Ermenegildo Zegna NV (Italy)  3,516 36,039
EVgo, Inc. * 1,532 4,458
Falcon's Beyond Global, Inc. Class A * 668 10,027
First Watch Restaurant Group, Inc. * 3,250 49,010
FirstCash Holdings, Inc. 2,411 384,265
Fox Factory Holding Corp. * 678 11,601
Frontier Group Holdings, Inc. * 3,615 17,027
Global Business Travel Group I * 6,824 52,204
Global Industrial Co. 911 26,619
Green Brick Partners, Inc. * 576 36,092
Group 1 Automotive, Inc. 321 126,249
Hilton Grand Vacations, Inc. * 3,648 163,248
HNI Corp. 1,655 69,576
IMAX Corp. * 2,654 98,092
indie Semiconductor, Inc. Class A * (China)  4,673 16,496
Inspired Entertainment, Inc. * 1,516 14,190
Installed Building Products, Inc. 1,398 362,627
Interface, Inc. 414 11,559
Jack in the Box, Inc. 855 16,202
Kontoor Brands, Inc. 2,689 164,271
a Shares Value
Kura Sushi USA, Inc. Class A * 391 $ 20,461
LCI Industries 145 17,594
Life Time Group Holdings, Inc. * 9,095 241,745
Lindblad Expeditions Holdings, Inc. * 2,143 30,902
Livewire Group, Inc. * 2,357 10,418
Lovesac Co. * 533 7,862
Madison Square Garden Entertainment Corp. * 2,396 129,120
Marine Products Corp. 231 2,024
MarineMax, Inc. * 52 1,260
Microvast Holdings, Inc. * 7,021 19,659
Monarch Casino & Resort, Inc. 772 73,880
OneSpaWorld Holdings Ltd. (Bahamas)  6,059 125,664
Papa John's International, Inc. 188 7,236
Patrick Industries, Inc. 1,959 212,414
Peloton Interactive, Inc. Class A * 8,342 51,387
Petco Health & Wellness Co., Inc. * 907 2,549
PriceSmart, Inc. 1,537 188,544
Pursuit Attractions & Hospitality, Inc. * 124 4,176
RCI Hospitality Holdings, Inc. 288 6,866
Red Rock Resorts, Inc. Class A  1,628 100,855
REV Group, Inc. 2,936 178,538
Rush Enterprises, Inc. Class A  1,987 107,179
Rush Enterprises, Inc. Class B  282 15,865
Rush Street Interactive, Inc. * 5,570 108,225
Sabre Corp. * 6,237 8,482
Savers Value Village, Inc. * 2,233 20,856
Shake Shack, Inc. Class A * 2,336 189,613
Six Flags Entertainment Corp. * 4,615 70,794
Solid Power, Inc. * 897 3,812
Sonic Automotive, Inc. Class A  326 20,166
Sonos, Inc. * 6,612 116,107
Steven Madden Ltd. 400 16,656
Sun Country Airlines Holdings, Inc. * 1,778 25,585
Super Group SGHC Ltd. (Guernsey)  9,612 114,863
Sweetgreen, Inc. Class A * 6,053 40,918
ThredUp, Inc. Class A * 5,792 37,011
United Parks & Resorts, Inc. * 1,620 58,806
Urban Outfitters, Inc. * 1,295 97,462
Victoria's Secret & Co. * 1,213 65,708
VSE Corp. 1,192 205,942
Warby Parker, Inc. Class A * 5,915 128,888
Wolverine World Wide, Inc. 4,870 88,391
XPEL, Inc. * 1,501 74,915
Xponential Fitness, Inc. Class A * 1,715 14,115
7,678,753
Consumer, Non-Cyclical - 30.6%
spacing
10X Genomics, Inc. Class A * 1,740 28,379
Aardvark Therapeutics, Inc. * 417 5,473
Abeona Therapeutics, Inc. * 2,615 13,781
Absci Corp. * 6,650 23,208
ACADIA Pharmaceuticals, Inc. * 7,506 200,485
Accuray, Inc. * 6,071 5,006
Actuate Therapeutics, Inc. * 595 3,641
Adaptive Biotechnologies Corp. * 8,994 146,063
ADC Therapeutics SA * (Switzerland)  5,260 18,568
Addus HomeCare Corp. * 544 58,420
ADMA Biologics, Inc. * 13,956 254,557
Adtalem Global Education, Inc. * 2,161 223,599
agilon health, Inc. * 19,631 13,520
AirSculpt Technologies, Inc. * 390 772
Akebia Therapeutics, Inc. * 1,040 1,674
Alarm.com Holdings, Inc. * 2,865 146,172
Aldeyra Therapeutics, Inc. * 2,792 14,463

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Alector, Inc. * 297 $ 463
Alkermes PLC * 7,327 205,009
Alpha Teknova, Inc. * 927 3,523
Alphatec Holdings, Inc. * 7,050 148,332
Alta Equipment Group, Inc. 126 580
Altimmune, Inc. * 5,640 20,360
American Public Education, Inc. * 959 36,250
Amicus Therapeutics, Inc. * 17,871 254,483
Amneal Pharmaceuticals, Inc. * 7,879 99,275
Amphastar Pharmaceuticals, Inc. * 188 5,035
Amylyx Pharmaceuticals, Inc. * 4,113 49,685
AnaptysBio, Inc. * 1,111 53,861
Anavex Life Sciences Corp. * 5,308 18,896
AngioDynamics, Inc. * 521 6,690
ANI Pharmaceuticals, Inc. * 1,087 85,808
Anteris Technologies Global Corp. * 2,128 10,619
Apogee Therapeutics, Inc. * 2,321 175,189
Aquestive Therapeutics, Inc. * 2,286 14,768
Arbutus Biopharma Corp. * 8,302 39,933
Arcellx, Inc. * 2,055 133,986
Arcturus Therapeutics Holdings, Inc. * 370 2,268
Arcus Biosciences, Inc. * 3,506 83,548
Arcutis Biotherapeutics, Inc. * 6,667 193,610
Ardelyx, Inc. * 14,192 82,739
Ardent Health, Inc. * 50 441
Arlo Technologies, Inc. * 5,977 83,618
ArriVent Biopharma, Inc. * 1,759 35,391
Arrowhead Pharmaceuticals, Inc. * 7,983 529,991
ARS Pharmaceuticals, Inc. †* 3,410 39,727
Artivion, Inc. * 2,050 93,501
Arvinas, Inc. * 447 5,301
Astrana Health, Inc. * 2,424 60,139
AtriCure, Inc. * 2,904 114,882
aTyr Pharma, Inc. * 2,669 2,090
Aura Biosciences, Inc. * 854 4,654
Aurinia Pharmaceuticals, Inc. * (Canada)  7,064 112,671
Avadel Pharmaceuticals PLC * 5,368 115,680
Aveanna Healthcare Holdings, Inc. * 3,147 25,711
Avidity Biosciences, Inc. * 6,394 461,199
Avita Medical, Inc. * 366 1,263
Axogen, Inc. * 2,729 89,320
Axsome Therapeutics, Inc. * 2,462 449,660
Barrett Business Services, Inc. 1,575 57,031
Beam Therapeutics, Inc. * 5,762 159,723
Beauty Health Co. * 5,976 8,307
Benitec Biopharma, Inc. * (Australia)  916 12,339
Beta Bionics, Inc. * 2,086 63,560
Bicara Therapeutics, Inc. * 70 1,178
BioCryst Pharmaceuticals, Inc. * 12,569 98,038
Biohaven Ltd. * 5,702 64,376
BioLife Solutions, Inc. * 2,382 57,597
Biote Corp. Class A * 291 757
Bioventus, Inc. Class A * 2,432 18,094
BRC, Inc. Class A * 5,888 6,536
Bridgebio Pharma, Inc. * 9,541 729,791
Bright Minds Biosciences, Inc. * (Canada)  312 24,348
BrightSpring Health Services, Inc. * 6,688 250,466
Brink's Co. 2,528 295,093
Brookdale Senior Living, Inc. * 12,320 132,933
Butterfly Network, Inc. * 11,958 45,440
Cadiz, Inc. * 3,425 19,214
Cal-Maine Foods, Inc. 2,685 213,645
Calavo Growers, Inc. 997 21,685
Candel Therapeutics, Inc. * 2,434 13,752
a Shares Value
Capricor Therapeutics, Inc. * 2,302 $ 66,436
CapsoVision, Inc. * 231 2,469
Cardiff Oncology, Inc. * 2,153 6,050
CareDx, Inc. * 3,152 59,384
Carriage Services, Inc. 849 35,913
Cartesian Therapeutics, Inc. * 43 310
Cass Information Systems, Inc. 621 25,784
Catalyst Pharmaceuticals, Inc. * 6,961 162,470
CBIZ, Inc. * 2,959 149,282
Celcuity, Inc. * 1,836 183,123
Ceribell, Inc. * 1,667 36,557
Cerus Corp. * 11,197 23,066
CG oncology, Inc. * 3,367 139,798
Chefs' Warehouse, Inc. * 2,185 136,191
Cimpress PLC * (Ireland)  236 15,715
ClearPoint Neuro, Inc. * 1,658 22,681
Clover Health Investments Corp. * 24,181 56,825
Cogent Biosciences, Inc. * 7,876 279,756
Coherus Oncology, Inc. * 2,921 4,148
Collegium Pharmaceutical, Inc. * 1,879 86,998
Community Health Systems, Inc. * 5,237 16,339
Compass Therapeutics, Inc. * 4,129 22,173
CompoSecure, Inc. Class A * 3,098 59,729
Concentra Group Holdings Parent, Inc. 6,543 128,766
CoreCivic, Inc. * 886 16,931
CorMedix, Inc. * 4,405 51,230
CorVel Corp. * 1,759 119,032
Corvus Pharmaceuticals, Inc. * 3,691 28,421
Coursera, Inc. * 8,621 63,451
CPI Card Group, Inc. * 352 5,167
CRA International, Inc. 386 77,468
Crinetics Pharmaceuticals, Inc. * 5,440 253,232
CVRx, Inc. * 1,008 7,157
Cytokinetics, Inc. * 764 48,545
Day One Biopharmaceuticals, Inc. * 127 1,184
Delcath Systems, Inc. * 1,838 18,564
Denali Therapeutics, Inc. * 504 8,321
DiaMedica Therapeutics, Inc. * 1,948 15,506
Dianthus Therapeutics, Inc. * 121 4,986
Disc Medicine, Inc. * 1,500 119,115
Distribution Solutions Group, Inc. * 480 13,147
Driven Brands Holdings, Inc. * 3,484 51,633
Dynavax Technologies Corp. * 6,052 93,080
Dyne Therapeutics, Inc. * 2,341 45,790
Edgewise Therapeutics, Inc. * 4,070 100,997
Electromed, Inc. * 415 12,085
Embecta Corp. 459 5,453
Emerald Holding, Inc. 460 2,056
Enliven Therapeutics, Inc. * 2,340 36,036
Ensign Group, Inc. 3,376 588,099
Esperion Therapeutics, Inc. * 4,895 18,112
Eton Pharmaceuticals, Inc. * 1,416 23,945
European Wax Center, Inc. Class A * 1,700 6,120
EVERTEC, Inc. 3,877 112,782
Evolus, Inc. * 3,064 20,376
Fennec Pharmaceuticals, Inc. * (Canada)  262 2,017
First Advantage Corp. * 3,297 47,905
FitLife Brands, Inc. * 126 2,050
Flywire Corp. * 6,414 90,822
Foghorn Therapeutics, Inc. * 1,456 7,862
Franklin Covey Co. * 603 10,118
Fulcrum Therapeutics, Inc. * 145 1,640
GeneDx Holdings Corp. * 1,145 148,919
GEO Group, Inc. * 8,156 131,475

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Geron Corp. * 33,981 $ 44,855
Ginkgo Bioworks Holdings, Inc. * 135 1,122
Glaukos Corp. * 3,365 379,942
Gossamer Bio, Inc. * 11,756 36,444
Greenwich Lifesciences, Inc. †* 538 11,303
Guardant Health, Inc. * 7,306 746,235
Guardian Pharmacy Services, Inc. Class A * 1,344 40,441
Gyre Therapeutics, Inc. * 1,004 7,088
Hackett Group, Inc. 1,454 28,542
Haemonetics Corp. * 2,898 232,275
Harmony Biosciences Holdings, Inc. * 2,634 98,564
Harrow, Inc. * 1,898 93,002
Healthcare Services Group, Inc. * 1,893 36,194
HealthEquity, Inc. * 5,136 470,509
Herbalife Ltd. * 4,667 60,158
Herc Holdings, Inc. 1,970 292,309
Hertz Global Holdings, Inc. †* 6,843 35,173
HireQuest, Inc. 360 3,784
Honest Co., Inc. * 2,014 5,196
Humacyte, Inc. * 3,162 3,037
Huron Consulting Group, Inc. * 1,021 176,541
ICU Medical, Inc. * 1,087 155,082
ImmunityBio, Inc. †* 14,490 28,690
Immunome, Inc. * 5,802 124,627
Immunovant, Inc. * 4,271 108,569
Indivior PLC * (United Kingdom)  6,215 222,994
Information Services Group, Inc. 937 5,416
Inmune Bio, Inc. * 2,121 3,309
Innovage Holding Corp. * 347 1,801
Innoviva, Inc. * 3,237 64,708
Insperity, Inc. 2,219 85,920
Integer Holdings Corp. * 2,072 162,507
Interparfums, Inc. 1,126 95,519
iRadimed Corp. 501 48,737
iRhythm Technologies, Inc. * 1,915 339,798
Ironwood Pharmaceuticals, Inc. * 9,131 30,771
Ispire Technology, Inc. * 1,476 4,133
J&J Snack Foods Corp. 960 86,755
Janux Therapeutics, Inc. * 780 10,764
John B Sanfilippo & Son, Inc. 269 18,991
John Wiley & Sons, Inc. Class A  2,351 72,011
Joint Corp. * 547 4,770
Journey Medical Corp. * 773 5,960
KalVista Pharmaceuticals, Inc. * 2,330 37,629
Kestra Medical Technologies Ltd. * 1,008 26,732
Kforce, Inc. 963 29,776
KinderCare Learning Cos., Inc. * 2,032 8,778
Korn Ferry 1,505 99,360
KORU Medical Systems, Inc. * 2,635 15,309
Krystal Biotech, Inc. * 1,493 368,084
Kymera Therapeutics, Inc. * 3,396 264,243
Lantheus Holdings, Inc. * 4,032 268,330
Laureate Education, Inc. * 2,701 90,943
LB Pharmaceuticals, Inc. * 576 12,822
Legalzoom.com, Inc. * 7,686 76,322
Legence Corp. Class A * 1,275 54,876
LeMaitre Vascular, Inc. 1,241 100,645
LENSAR, Inc. * 587 6,827
LENZ Therapeutics, Inc. * 1,013 16,208
Lifecore Biomedical, Inc. * 1,162 9,505
LifeStance Health Group, Inc. * 5,520 38,861
Lifevantage Corp. 769 4,737
Lifeway Foods, Inc. * 319 7,729
Ligand Pharmaceuticals, Inc. * 123 23,256
a Shares Value
Lincoln Educational Services Corp. * 1,839 $ 44,412
Liquidia Corp. * 3,857 133,028
Lucid Diagnostics, Inc. * 1,117 1,218
Madrigal Pharmaceuticals, Inc. * 1,118 651,056
Mama's Creations, Inc. * 2,302 31,054
MannKind Corp. * 18,186 103,115
MapLight Therapeutics, Inc. * 527 9,257
Marqeta, Inc. Class A * 10,147 48,198
Marzetti Co. 1,216 199,935
Maze Therapeutics, Inc. * 61 2,527
MediWound Ltd. * (Israel)  561 10,356
MeiraGTx Holdings PLC * 1,947 15,479
Merit Medical Systems, Inc. * 3,252 286,631
MiMedx Group, Inc. * 7,028 47,580
Mind Medicine MindMed, Inc. * 1,758 23,540
Mineralys Therapeutics, Inc. * 2,806 101,830
Mirum Pharmaceuticals, Inc. * 2,455 193,920
Mister Car Wash, Inc. * 5,492 30,536
Monopar Therapeutics, Inc. * 268 17,500
Myomo, Inc. * 3,752 3,414
Nano-X Imaging Ltd. * (Israel)  1,244 3,483
Nathan's Famous, Inc. 162 15,158
National Beverage Corp. * 1,423 45,379
National Research Corp. 782 14,678
Natural Grocers by Vitamin Cottage, Inc. 806 20,190
Nature's Sunshine Products, Inc. * 268 5,783
NeoGenomics, Inc. * 766 9,008
Neuronetics, Inc. * 1,649 2,276
NeuroPace, Inc. * 1,476 22,789
Niagen Bioscience, Inc. * 3,293 20,943
Novavax, Inc. * 7,317 49,170
Novocure Ltd. * 6,117 79,093
Nuvalent, Inc. Class A * 3,018 303,581
Nuvation Bio, Inc. * 1,204 10,788
Nuvectis Pharma, Inc. * 877 6,621
Ocular Therapeutix, Inc. * 11,190 135,847
Omeros Corp. * 3,283 56,386
OmniAb, Inc. * 411 760
Oncology Institute, Inc. * 3,750 13,350
Option Care Health, Inc. * 9,606 306,047
Organogenesis Holdings, Inc. * 4,241 21,968
ORIC Pharmaceuticals, Inc. * 1,045 8,548
OrthoPediatrics Corp. * 134 2,380
Oscar Health, Inc. Class A * 11,920 171,290
Outset Medical, Inc. * 231 857
Pacira BioSciences, Inc. * 231 5,978
PACS Group, Inc. * 2,472 94,900
Palvella Therapeutics, Inc. * 397 41,554
Payoneer Global, Inc. * 8,522 47,894
Pennant Group, Inc. * 2,087 58,749
Phathom Pharmaceuticals, Inc. * 703 11,663
Phibro Animal Health Corp. Class A  1,210 45,206
Praxis Precision Medicines, Inc. * 104 30,653
Precigen, Inc. * 10,049 42,005
Prestige Consumer Healthcare, Inc. * 559 34,485
Priority Technology Holdings, Inc. * 1,548 8,437
Privia Health Group, Inc. * 6,975 165,377
PROCEPT BioRobotics Corp. * 3,209 100,955
Progyny, Inc. * 4,516 115,971
Protagonist Therapeutics, Inc. * 3,503 305,952
Protalix BioTherapeutics, Inc. * 4,452 8,014
Prothena Corp. PLC * (Ireland)  374 3,572
PTC Therapeutics, Inc. * 3,792 288,040
Pulmonx Corp. * 2,789 6,164

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Pulse Biosciences, Inc. * 1,137 $ 15,611
Quad/Graphics, Inc. 1,284 8,051
Quanterix Corp. * 425 2,703
QuidelOrtho Corp. * 1,734 49,523
RadNet, Inc. * 3,318 236,739
RCM Technologies, Inc. * 305 6,236
Recursion Pharmaceuticals, Inc. Class A †* 22,958 93,898
Remitly Global, Inc. * 10,205 140,829
Rezolute, Inc. * 4,156 9,808
Rhythm Pharmaceuticals, Inc. * 3,181 340,494
Rigel Pharmaceuticals, Inc. * 1,029 44,072
Rocket Pharmaceuticals, Inc. * 473 1,660
RxSight, Inc. * 2,155 22,455
Sana Biotechnology, Inc. * 1,144 4,656
Sanara Medtech, Inc. * 214 4,997
SANUWAVE Health, Inc. * 427 12,742
Savara, Inc. * 8,540 51,496
Scholar Rock Holding Corp. * 4,550 200,428
SELLAS Life Sciences Group, Inc. †* 7,650 28,840
Semler Scientific, Inc. * 183 2,798
Sezzle, Inc. * 912 57,889
Shoulder Innovations, Inc. * 92 1,316
SI-BONE, Inc. * 2,341 46,165
SIGA Technologies, Inc. 2,077 12,690
Simply Good Foods Co. * 3,580 71,886
Sionna Therapeutics, Inc. * 960 39,494
Soleno Therapeutics, Inc. * 2,806 129,918
Solesence, Inc. * 633 1,010
Sonida Senior Living, Inc. * 193 6,294
SoundThinking, Inc. * 433 3,477
Spire Global, Inc. * 1,726 12,945
Spyre Therapeutics, Inc. * 2,786 91,269
STAAR Surgical Co. * 2,565 59,226
Stereotaxis, Inc. * 3,677 8,457
Stoke Therapeutics, Inc. * 2,707 85,920
StoneCo Ltd. Class A * (Brazil)  15,125 223,699
Stride, Inc. * 2,573 167,065
SunOpta, Inc. * (Canada)  5,354 20,345
Supernus Pharmaceuticals, Inc. * 291 14,463
Syndax Pharmaceuticals, Inc. * 4,776 100,344
Tandem Diabetes Care, Inc. * 4,043 88,865
Tarsus Pharmaceuticals, Inc. * 2,350 192,418
Taysha Gene Therapies, Inc. * 13,245 72,848
Tectonic Therapeutic, Inc. * 66 1,377
Teladoc Health, Inc. * 2,143 15,001
TG Therapeutics, Inc. * 8,736 260,420
Theravance Biopharma, Inc. * 1,835 34,333
TIC Solutions, Inc. * 2,743 27,732
Tootsie Roll Industries, Inc. 1,049 38,425
Transcat, Inc. * 289 16,395
TransMedics Group, Inc. * 2,019 245,611
Travere Therapeutics, Inc. * 4,643 177,409
Treace Medical Concepts, Inc. * 3,032 7,428
Trevi Therapeutics, Inc. * 5,440 68,109
TriNet Group, Inc. 1,820 107,617
TriSalus Life Sciences, Inc. * 254 1,773
TuHURA Biosciences, Inc. * (Canada)  2,339 1,770
Turning Point Brands, Inc. 913 98,969
Twist Bioscience Corp. * 3,616 114,700
U.S. Physical Therapy, Inc. 538 42,012
Udemy, Inc. * 5,522 32,304
UFP Technologies, Inc. * 451 100,136
Universal Technical Institute, Inc. * 2,794 73,007
Upbound Group, Inc. 1,178 20,686
a Shares Value
UroGen Pharma Ltd. * 1,766 $ 41,360
USCB Financial Holdings, Inc. 417 7,681
Vera Therapeutics, Inc. * 3,347 169,492
Veracyte, Inc. * 4,722 198,796
Verastem, Inc. * 1,877 14,490
Vericel Corp. * 3,041 109,506
Verra Mobility Corp. * 9,563 214,307
Viemed Healthcare, Inc. * 1,842 13,686
Viridian Therapeutics, Inc. * 3,809 118,536
Vita Coco Co., Inc. * 2,865 151,874
Vital Farms, Inc. * 2,080 66,435
WaVe Life Sciences Ltd. * 6,203 105,451
WD-40 Co. 830 163,427
Westrock Coffee Co. * 2,161 8,795
Willdan Group, Inc. * 566 58,672
Xenon Pharmaceuticals, Inc. * (Canada)  4,571 204,872
Xeris Biopharma Holdings, Inc. * 9,199 72,212
XOMA Royalty Corp. * 404 10,742
Zevia PBC Class A * 3,270 7,586
Zevra Therapeutics, Inc. * 3,369 30,186
Zymeworks, Inc. * 2,991 78,753
28,392,783
Energy - 3.1%
spacing
Alpha Metallurgical Resources, Inc. * 221 44,173
Archrock, Inc. 10,302 268,058
Array Technologies, Inc. * 2,067 19,058
ASP Isotopes, Inc. * 5,464 29,232
Atlas Energy Solutions, Inc. 3,244 30,558
Comstock Resources, Inc. * 3,086 71,533
Core Natural Resources, Inc. 1,055 93,378
CVR Energy, Inc. * 1,888 48,031
Delek U.S. Holdings, Inc. 3,601 106,806
DMC Global, Inc. * 167 1,117
Empire Petroleum Corp. * 476 1,447
Eos Energy Enterprises, Inc. * 18,550 212,583
Evolution Petroleum Corp. 1,902 6,733
Flotek Industries, Inc. * 318 5,479
Flowco Holdings, Inc. Class A  702 13,155
Fluence Energy, Inc. * 3,122 61,753
Gulfport Energy Corp. * 947 196,967
Hallador Energy Co. * 1,682 32,025
Helix Energy Solutions Group, Inc. * 1,869 11,719
Infinity Natural Resources, Inc. Class A * 292 4,301
Kinetik Holdings, Inc. 2,011 72,497
Kodiak Gas Services, Inc. 5,097 190,628
Kolibri Global Energy, Inc. * (Canada)  252 990
Magnolia Oil & Gas Corp. Class A  2,339 51,201
Matrix Service Co. * 442 5,171
Montauk Renewables, Inc. * 486 812
National Energy Services Reunited Corp. * 415 6,499
Natural Gas Services Group, Inc. 106 3,567
NextDecade Corp. * 8,318 43,836
Nextpower, Inc. Class A * 7,025 611,948
Oceaneering International, Inc. * 5,292 127,167
OPAL Fuels, Inc. Class A * 1,828 4,305
Par Pacific Holdings, Inc. * 840 29,518
Ramaco Resources, Inc. Class A * 2,471 44,478
REX American Resources Corp. * 517 16,709
Riley Exploration Permian, Inc. 200 5,280
Sable Offshore Corp. * 4,295 38,741
Seadrill Ltd. * (Norway)  1,382 47,817
Select Water Solutions, Inc. 405 4,261
Shoals Technologies Group, Inc. Class A * 1,398 11,883

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Solaris Energy Infrastructure, Inc. 2,545 $ 116,994
Tidewater, Inc. * 2,800 141,428
VAALCO Energy, Inc. 357 1,299
2,835,135
Financial - 10.7%
spacing
Abacus Global Management, Inc. 804 6,874
Acadian Asset Management, Inc. 1,710 80,370
Alexander's, Inc. REIT 142 30,947
Amerant Bancorp, Inc. 1,049 20,466
American Coastal Insurance Corp. 840 10,609
American Healthcare REIT, Inc. 3,627 170,687
American Integrity Insurance Group, Inc. * 225 4,687
AMERISAFE, Inc. 657 25,235
Angel Oak Mortgage REIT, Inc. 625 5,381
Apartment Investment & Management Co.
Class A REIT 3,790 22,513
Apollo Commercial Real Estate Finance, Inc.
REIT 3,868 37,442
Arrow Financial Corp. 121 3,799
Artisan Partners Asset Management, Inc. Class A  2,189 89,180
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  598 22,186
Ategrity Specialty Holdings LLC * 83 1,744
Atlanticus Holdings Corp. * 50 3,348
Avidbank Holdings, Inc. * 165 4,382
Axos Financial, Inc. * 437 37,652
Bakkt Holdings, Inc. * 597 5,994
Baldwin Insurance Group, Inc. * 4,265 102,488
Banc of California, Inc. 624 12,037
BancFirst Corp. 1,192 126,376
Bancorp, Inc. * 1,397 94,325
Bank First Corp. 108 13,157
Bank of Hawaii Corp. 924 63,174
Bank7 Corp. 64 2,623
Bankwell Financial Group, Inc. 113 5,178
BGC Group, Inc. Class A  22,320 199,318
Bitdeer Technologies Group Class A * 5,950 66,699
Bowhead Specialty Holdings, Inc. * 1,072 30,595
Bridgewater Bancshares, Inc. * 754 13,218
Brookfield Business Corp. Class A (Canada)  621 22,281
Burford Capital Ltd. 8,083 72,100
California BanCorp 331 6,180
Capital Bancorp, Inc. 232 6,535
CareTrust REIT, Inc. 1,376 49,756
Carter Bankshares, Inc. * 436 8,572
CBL & Associates Properties, Inc. REIT 838 31,006
Citizens Financial Services, Inc. 93 5,303
City Holding Co. 557 66,394
Coastal Financial Corp. * 806 92,360
CoastalSouth Bancshares, Inc. * 124 2,883
Cohen & Steers, Inc. 1,593 100,009
Columbia Financial, Inc. * 225 3,496
Commercial Bancgroup, Inc. * 230 5,649
Community Financial System, Inc. 742 42,620
Community West Bancshares 274 6,165
Compass, Inc. Class A * 29,554 312,386
ConnectOne Bancorp, Inc. 811 21,264
Core Scientific, Inc. * 14,543 211,746
Crawford & Co. Class A  1,052 11,835
Customers Bancorp, Inc. * 208 15,209
Dave, Inc. * 626 138,603
Diamond Hill Investment Group, Inc. 49 8,306
DiamondRock Hospitality Co. REIT 7,254 64,996
a Shares Value
Dime Community Bancshares, Inc. 518 $ 15,587
Eagle Bancorp, Inc. 441 9,446
Eagle Financial Services, Inc. 78 3,104
Enova International, Inc. * 1,471 231,241
Esquire Financial Holdings, Inc. 465 47,463
eXp World Holdings, Inc. 5,585 50,544
F&G Annuities & Life, Inc. 269 8,299
Federal Agricultural Mortgage Corp. Class C  536 94,106
Finwise Bancorp * 413 7,409
First BanCorp 2,680 55,556
First Business Financial Services, Inc. 62 3,367
First Community Corp. 181 5,367
First Financial Bankshares, Inc. 8,238 246,069
First Financial Corp. 123 7,432
First Internet Bancorp 339 7,075
First Merchants Corp. 245 9,183
First National Corp. 169 4,266
First Western Financial, Inc. * 262 7,024
Five Star Bancorp 690 24,688
Fold Holdings, Inc. * 1,730 4,515
FTAI Infrastructure, Inc. 6,823 31,454
GBank Financial Holdings, Inc. * 82 2,779
GCM Grosvenor, Inc. Class A  3,154 35,703
Glacier Bancorp, Inc. 1,618 71,273
Gladstone Commercial Corp. REIT 319 3,404
Goosehead Insurance, Inc. Class A  1,141 84,035
Greene County Bancorp, Inc. 349 7,758
Hanover Bancorp, Inc. 207 4,784
HCI Group, Inc. 649 124,407
Heritage Insurance Holdings, Inc. * 1,192 34,878
Hingham Institution For Savings 17 4,827
Hippo Holdings, Inc. * 605 18,198
Hope Bancorp, Inc. 272 2,981
Innventure, Inc. * 1,157 4,836
International Bancshares Corp. 390 25,912
International Money Express, Inc. * 1,704 26,173
Investors Title Co. 20 4,993
Jefferson Capital, Inc. 244 5,451
Kestrel Group Ltd. * (Bermuda)  249 2,550
Kingstone Cos., Inc. 659 11,091
Kingsway Financial Services, Inc. * (Canada)  1,294 17,404
Lakeland Financial Corp. 868 49,528
Lemonade, Inc. * 3,647 259,593
LendingTree, Inc. * 683 36,260
LINKBANCORP, Inc. 429 3,544
Live Oak Bancshares, Inc. 1,020 35,037
MainStreet Bancshares, Inc. 140 2,850
Marex Group PLC (United Kingdom)  2,456 94,212
Maui Land & Pineapple Co., Inc. * 373 6,319
McGrath RentCorp 1,123 117,836
Meridian Corp. 263 4,624
Metrocity Bankshares, Inc. 805 21,365
Metropolitan Bank Holding Corp. 203 15,501
Miami International Holdings, Inc. * 859 38,122
Moelis & Co. Class A  2,278 156,590
National Health Investors, Inc. REIT 641 48,953
NBT Bancorp, Inc. 203 8,429
NerdWallet, Inc. Class A * 2,721 36,870
NETSTREIT Corp. REIT 1,005 17,728
NexPoint Residential Trust, Inc. REIT 425 12,792
Nicolet Bankshares, Inc. 257 31,174
Northeast Bank 301 31,283
Northfield Bancorp, Inc. 463 5,292
Northrim BanCorp, Inc. 784 20,862

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Old National Bancorp 2,639 $ 58,876
OP Bancorp 211 2,979
OppFi, Inc. 1,524 15,941
Orange County Bancorp, Inc. 110 3,140
Origin Bancorp, Inc. 166 6,243
Outfront Media, Inc. REIT 8,942 215,502
P10, Inc. Class A  3,848 37,749
Pagseguro Digital Ltd. Class A (Brazil)  6,644 64,048
Palomar Holdings, Inc. * 1,587 213,864
Pathward Financial, Inc. 725 51,475
Patria Investments Ltd. Class A (Cayman)  4,169 66,245
Patriot National Bancorp, Inc. * 5,183 9,433
Paysign, Inc. * 2,177 11,212
PCB Bancorp 188 4,070
Peapack-Gladstone Financial Corp. 485 13,507
Peoples Financial Services Corp. 98 4,774
Perella Weinberg Partners 3,977 68,802
Phillips Edison & Co., Inc. REIT 1,396 49,656
Piper Sandler Cos. 1,067 362,471
PJT Partners, Inc. Class A  1,409 235,585
PotlatchDeltic Corp. REIT 252 10,025
Princeton Bancorp, Inc. 177 6,140
Provident Financial Services, Inc. 508 10,033
Real Brokerage, Inc. * (Canada)  7,680 28,032
Regional Management Corp. 108 4,185
Resolute Holdings Management, Inc. * 100 20,643
Richmond Mutual BanCorp, Inc. 245 3,440
Root, Inc. Class A * 757 54,678
Ryman Hospitality Properties, Inc. REIT 3,737 353,595
Saul Centers, Inc. REIT 541 17,058
Selective Insurance Group, Inc. 3,252 272,095
Selectquote, Inc. * 6,498 9,162
ServisFirst Bancshares, Inc. 3,165 227,215
Shore Bancshares, Inc. 424 7,496
Siebert Financial Corp. * 942 3,306
SiriusPoint Ltd. * (Sweden)  271 5,932
Sky Harbour Group Corp. * 1,312 11,769
Skyward Specialty Insurance Group, Inc. * 2,136 109,171
Slide Insurance Holdings, Inc. * 638 12,428
SmartFinancial, Inc. 212 7,842
Southern Missouri Bancorp, Inc. 87 5,143
St. Joe Co. 2,286 135,720
StepStone Group, Inc. Class A  4,268 273,878
Stock Yards Bancorp, Inc. 1,557 101,127
StoneX Group, Inc. * 2,994 284,819
Strawberry Fields REIT, Inc. 416 5,450
Sunstone Hotel Investors, Inc. REIT 887 7,930
Tanger, Inc. REIT 6,087 203,123
Terawulf, Inc. * 17,263 198,352
Texas Capital Bancshares, Inc. * 410 37,121
Tiptree, Inc. 442 8,075
Triumph Financial, Inc. * 683 42,776
Trupanion, Inc. * 2,263 84,568
Two Harbors Investment Corp. REIT 3,409 35,795
UMB Financial Corp. 407 46,821
UMH Properties, Inc. REIT 4,953 78,802
Union Bankshares, Inc. 312 7,404
Unity Bancorp, Inc. 287 14,844
Universal Health Realty Income Trust REIT 678 26,584
Universal Insurance Holdings, Inc. 361 12,202
Upstart Holdings, Inc. * 5,150 225,210
Valley National Bancorp 7,547 88,149
Victory Capital Holdings, Inc. Class A  2,734 172,488
Webull Corp. * (Cayman)  2,676 20,793
a Shares Value
WesBanco, Inc. 379 $ 12,598
West BanCorp, Inc. 233 5,170
WisdomTree, Inc. 7,686 93,692
Xenia Hotels & Resorts, Inc. REIT 916 12,952
9,951,137
Industrial - 20.9%
spacing
908 Devices, Inc. * 1,349 7,082
AAR Corp. * 583 48,267
Advanced Energy Industries, Inc. 2,274 476,107
Aebi Schmidt Holding AG (Switzerland)  113 1,429
AeroVironment, Inc. * 2,275 550,300
AIRO Group Holdings, Inc. * 452 3,697
Alamo Group, Inc. 181 30,384
Albany International Corp. Class A  578 29,305
Allient, Inc. 37 1,989
American Superconductor Corp. * 2,634 75,807
Amprius Technologies, Inc. * 6,630 52,311
Applied Optoelectronics, Inc. * 2,898 101,024
Archer Aviation, Inc. Class A * 37,981 285,617
Arcosa, Inc. 839 89,202
Ardagh Metal Packaging SA 2,151 8,819
Argan, Inc. 808 253,163
Astronics Corp. * 1,668 90,472
Atmus Filtration Technologies, Inc. 4,553 236,346
AZZ, Inc. 1,788 191,638
Badger Meter, Inc. 1,791 312,368
Belden, Inc. 2,368 275,990
Bloom Energy Corp. Class A * 13,153 1,142,864
Bowman Consulting Group Ltd. * 746 24,633
Byrna Technologies, Inc. * 1,140 19,141
Cactus, Inc. Class A  4,163 190,166
Cadre Holdings, Inc. 1,692 69,101
Casella Waste Systems, Inc. Class A * 3,776 369,821
CECO Environmental Corp. * 1,771 105,994
Centuri Holdings, Inc. * 4,701 118,700
Chart Industries, Inc. * 2,723 561,564
Construction Partners, Inc. Class A * 2,820 306,111
Costamare Bulkers Holdings Ltd. * (Monaco)  29 447
Covenant Logistics Group, Inc. 241 5,312
CryoPort, Inc. * 701 6,730
CSW Industrials, Inc. 985 289,127
CTS Corp. 244 10,460
DXP Enterprises, Inc. * 781 85,746
Dycom Industries, Inc. * 1,688 570,375
Energizer Holdings, Inc. 2,971 59,093
Energy Recovery, Inc. * 3,084 41,603
Energy Services of America Corp. 413 3,374
Enerpac Tool Group Corp. 3,183 121,718
EnerSys 131 19,224
Enovix Corp. * 10,288 75,205
Enpro, Inc. 159 34,047
ESCO Technologies, Inc. 1,565 305,785
Eve Holding, Inc. * 5,725 22,843
Evolv Technologies Holdings, Inc. * 9,192 65,815
Exponent, Inc. 3,099 215,257
Fabrinet * (Thailand)  2,177 991,145
Federal Signal Corp. 3,621 393,204
Firefly Aerospace, Inc. * 788 17,628
FLEX LNG Ltd. * (Norway)  165 4,117
Forward Air Corp. * 507 12,675
Franklin Electric Co., Inc. 2,349 224,400
Frontdoor, Inc. * 4,414 254,644
GATX Corp. 161 27,306

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Gorman-Rupp Co. 1,211 $ 57,825
Graham Corp. * 606 38,923
Granite Construction, Inc. 2,269 261,729
Griffon Corp. 2,312 170,279
IES Holdings, Inc. * 547 212,794
Insteel Industries, Inc. 549 17,387
Intuitive Machines, Inc. * 492 7,985
Itron, Inc. * 1,330 123,504
Janus International Group, Inc. * 3,156 20,640
JBT Marel Corp. 1,514 228,114
Joby Aviation, Inc. * 29,274 386,417
Kadant, Inc. 713 203,219
Karat Packaging, Inc. 581 13,113
Knife River Corp. * 3,447 242,496
Knowles Corp. * 356 7,629
Kopin Corp. * 11,161 26,117
Kratos Defense & Security Solutions, Inc. * 10,034 761,681
KULR Technology Group, Inc. * 2,257 6,681
Latham Group, Inc. * 2,457 15,602
Lightbridge Corp. * 1,593 20,136
Limbach Holdings, Inc. * 632 49,201
Lindsay Corp. 652 76,851
LSI Industries, Inc. 1,130 20,702
M-Tron Industries, Inc. * 157 8,356
Materion Corp. 226 28,096
Mayville Engineering Co., Inc. * 81 1,516
Mercury Systems, Inc. * 710 51,837
Mesa Laboratories, Inc. 294 23,079
MicroVision, Inc. * 12,926 10,704
Mirion Technologies, Inc. * 14,439 338,161
Modine Manufacturing Co. * 3,158 421,625
Moog, Inc. Class A  1,697 413,304
Mueller Water Products, Inc. Class A  9,378 223,384
Myers Industries, Inc. 334 6,253
MYR Group, Inc. * 930 203,205
NANO Nuclear Energy, Inc. †* 2,265 54,383
Napco Security Technologies, Inc. 2,104 87,737
Neonode, Inc. * 313 545
nLight, Inc. * 197 7,389
Novanta, Inc. * 2,179 259,279
NuScale Power Corp. * 7,637 108,216
NVE Corp. 325 19,282
O-I Glass, Inc. * 2,304 34,007
Omega Flex, Inc. 283 8,332
Orion Group Holdings, Inc. * 532 5,288
OSI Systems, Inc. * 975 248,684
Park Aerospace Corp. 559 11,929
Perma-Fix Environmental Services, Inc. * 93 1,171
Plexus Corp. * 1,509 221,823
Powell Industries, Inc. 576 183,617
Power Solutions International, Inc. * 474 27,084
Primoris Services Corp. 3,052 378,875
Pro-Dex, Inc. * 143 5,503
PureCycle Technologies, Inc. †* 7,780 66,830
Red Cat Holdings, Inc. †* 6,130 48,611
Redwire Corp. * 4,385 33,326
Richtech Robotics, Inc. Class B * 9,177 29,642
RXO, Inc. * 466 5,890
Sanmina Corp. * 1,412 211,899
Sight Sciences, Inc. * 2,548 20,206
SKYX Platforms Corp. * 3,637 7,892
Smith-Midland Corp. * 181 6,578
SPX Technologies, Inc. * 2,901 580,374
Standex International Corp. 588 127,761
a Shares Value
Sterling Infrastructure, Inc. * 1,797 $ 550,295
Sturm Ruger & Co., Inc. 264 8,620
Tecnoglass, Inc. 1,656 83,330
Thermon Group Holdings, Inc. * 218 8,101
Titan America SA * (Belgium)  1,492 24,588
Trinity Industries, Inc. 2,288 60,495
TSS, Inc. * 1,546 10,930
Turtle Beach Corp. * 753 10,565
UFP Industries, Inc. 217 19,758
Vicor Corp. * 1,386 151,906
Voyager Technologies, Inc. Class A * 607 15,867
Watts Water Technologies, Inc. Class A  1,662 458,745
Werner Enterprises, Inc. 626 18,786
Willis Lease Finance Corp. 11 1,492
World Kinect Corp. 345 8,083
Worthington Enterprises, Inc. 592 30,529
Xometry, Inc. Class A * 2,617 155,633
Zurn Elkay Water Solutions Corp. 9,069 421,618
19,426,731
Technology - 14.4%
spacing
ACI Worldwide, Inc. * 6,245 298,573
ACV Auctions, Inc. Class A * 10,128 81,227
Adeia, Inc. 5,785 99,791
Aehr Test Systems * 1,430 28,872
Aeluma, Inc. * 169 2,902
Agilysys, Inc. * 1,559 185,272
Airship AI Holdings, Inc. * 1,271 3,673
Alignment Healthcare, Inc. * 10,169 200,838
Alkami Technology, Inc. * 4,257 98,209
Ambarella, Inc. * 2,450 173,558
Ambiq Micro, Inc. * 196 5,586
Amplitude, Inc. Class A * 5,568 64,477
Appian Corp. Class A * 2,374 84,087
Arteris, Inc. * 94 1,457
Asana, Inc. Class A * 5,234 71,758
Atomera, Inc. * 2,144 4,738
AvePoint, Inc. * 8,869 123,190
Axcelis Technologies, Inc. * 158 12,694
Bandwidth, Inc. Class A * 411 6,350
BigBear.ai Holdings, Inc. †* 6,150 33,210
Blackbaud, Inc. * 1,837 116,319
BlackLine, Inc. * 3,138 173,500
Blaize Holdings, Inc. * 3,060 5,967
Blend Labs, Inc. Class A * 11,933 36,276
Box, Inc. Class A * 6,581 196,838
Braze, Inc. Class A * 5,139 176,216
C3.ai, Inc. Class A * 7,509 101,221
Cantaloupe, Inc. * 3,326 35,322
Carlsmed, Inc. * 306 3,779
Cerence, Inc. * 818 8,744
CEVA, Inc. * 1,165 25,071
Claritev Corp. * 406 17,357
Clear Secure, Inc. Class A  5,234 183,609
Clearwater Analytics Holdings, Inc. Class A * 16,816 405,602
Climb Global Solutions, Inc. 244 25,081
Commerce.com, Inc. * 4,060 16,727
Commvault Systems, Inc. * 2,692 337,469
CS Disco, Inc. * 1,062 8,241
CSG Systems International, Inc. 1,501 115,112
CSP, Inc. 449 5,613
D-Wave Quantum, Inc. * (Canada)  20,138 526,609
Daily Journal Corp. * 60 29,239
Diebold Nixdorf, Inc. * 1,423 96,607

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Digimarc Corp. * 1,021 $ 6,698
Digital Turbine, Inc. * 4,323 21,615
DigitalOcean Holdings, Inc. * 4,123 198,399
Domo, Inc. Class B * 1,766 14,887
Donnelley Financial Solutions, Inc. * 1,122 52,386
eGain Corp. * 801 8,242
EverCommerce, Inc. †* 935 11,323
Evolent Health, Inc. Class A * 2,414 9,656
Expensify, Inc. Class A * 2,860 4,319
Five9, Inc. * 4,674 93,714
FormFactor, Inc. * 3,514 196,011
Freshworks, Inc. Class A * 12,144 148,764
Genius Sports Ltd. * (United Kingdom)  13,125 144,638
Golden Matrix Group, Inc. * 295 236
Grid Dynamics Holdings, Inc. * 3,340 30,160
HeartFlow, Inc. * 573 16,703
I3 Verticals, Inc. Class A * 69 1,738
IBEX Holdings Ltd. * 600 22,908
Ibotta, Inc. Class A * 888 20,184
Impinj, Inc. * 1,622 282,244
Innodata, Inc. * 1,857 94,614
Insight Enterprises, Inc. * 625 50,919
Intapp, Inc. * 3,444 157,804
IonQ, Inc. * 20,365 913,778
Jamf Holding Corp. * 4,694 61,069
Kaltura, Inc. * 5,591 9,169
Kulicke & Soffa Industries, Inc. (Singapore)  1,834 83,557
Life360, Inc. * 1,235 79,213
LiveRamp Holdings, Inc. * 3,903 114,631
Maximus, Inc. 3,412 294,524
MaxLinear, Inc. * 681 11,870
McGraw Hill, Inc. * 1,265 20,873
Mitek Systems, Inc. * 340 3,587
Navan, Inc. Class A * 1,775 30,317
Navitas Semiconductor Corp. * 1,436 10,253
NCR Atleos Corp. * 4,413 168,179
NextNav, Inc. * 5,680 94,515
Nutex Health, Inc. * 213 35,064
Omada Health, Inc. * 373 5,886
OneSpan, Inc. 391 5,020
Ouster, Inc. * 3,311 71,650
Pagaya Technologies Ltd. Class A * 3,074 64,247
PagerDuty, Inc. * 5,357 70,230
PAR Technology Corp. * 1,385 50,248
PDF Solutions, Inc. * 1,889 53,893
Phreesia, Inc. * 3,418 57,833
Pitney Bowes, Inc. 1,551 16,394
Planet Labs PBC * 14,334 282,666
Playtika Holding Corp. 1,130 4,464
Porch Group, Inc. * 4,398 40,154
Power Integrations, Inc. 3,402 120,907
Progress Software Corp. * 2,570 110,407
Qualys, Inc. * 2,208 293,443
Quantum Computing, Inc. * 12,128 124,433
Rackspace Technology, Inc. * 1,061 1,030
Rambus, Inc. * 6,513 598,480
Rapid7, Inc. * 3,851 58,535
Red Violet, Inc. 703 40,036
ReposiTrak, Inc. 755 9,339
Rezolve AI PLC * 10,698 27,494
Rigetti Computing, Inc. * 19,217 425,657
Rimini Street, Inc. * 388 1,505
Schrodinger, Inc. * 3,377 60,381
SEMrush Holdings, Inc. Class A * 3,184 37,858
a Shares Value
Semtech Corp. * 5,249 $ 386,799
Silicon Laboratories, Inc. * 1,970 257,479
Simulations Plus, Inc. * 909 16,571
SiTime Corp. * 1,297 458,087
SkyWater Technology, Inc. * 1,817 32,997
SoundHound AI, Inc. Class A †* 22,587 225,192
Sprout Social, Inc. Class A * 3,244 36,560
SPS Commerce, Inc. * 2,304 205,356
Synaptics, Inc. * 178 13,176
Synchronoss Technologies, Inc. * 691 5,915
Talkspace, Inc. * 8,933 32,427
Tenable Holdings, Inc. * 7,333 172,546
TruBridge, Inc. * 577 12,734
Ultra Clean Holdings, Inc. * 104 2,634
Unisys Corp. * 3,598 9,930
V2X, Inc. * 96 5,237
Varonis Systems, Inc. * 6,992 229,338
Vertex, Inc. Class A * 4,248 84,833
Via Transportation, Inc. Class A * 484 14,041
Viant Technology, Inc. Class A * 837 10,077
VTEX Class A * (Brazil)  3,641 13,690
Vuzix Corp. †* 3,974 15,022
Waystar Holding Corp. * 5,615 183,891
Weave Communications, Inc. * 3,670 27,855
Whitefiber, Inc. * 404 6,383
WM Technology, Inc. * 5,830 4,810
Workiva, Inc. * 3,023 260,734
Yext, Inc. * 5,973 48,142
Zeta Global Holdings Corp. Class A * 11,355 231,074
13,381,462
Utilities - 0.4%
spacing
American States Water Co. 1,518 110,025
Chesapeake Utilities Corp. 472 58,887
Consolidated Water Co. Ltd. 301 10,622
Genie Energy Ltd. Class B  72 992
Global Water Resources, Inc. 773 6,532
MGE Energy, Inc. 1,170 91,751
Middlesex Water Co. 130 6,555
Oklo, Inc. * 1,535 110,152
Otter Tail Corp. 171 13,818
York Water Co. 140 4,458
413,792
Total Common Stocks
    (Cost $84,270,111) 91,139,766
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Growth 3,905 1,261,354
a
Total Exchange-Traded Funds
    (Cost $1,266,268) 1,261,354
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $85,540,038) 92,406,399
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
3.640% 154,141 154,141

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $2,445 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$319,472; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value
of $325,861) $ 319,403 $ 319,403
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$263,187; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $268,991) 262,805 262,805
582,208
Total Securities Lending Collateral
(Cost $736,349) 736,349
a
TOTAL INVESTMENTS - 100.3%
(Cost $86,276,387) 93,142,748
DERIVATIVES - (0.0%) (9,677)
OTHER ASSETS & LIABILITIES, NET - (0.3%) (240,853)
NET ASSETS - 100.0% $ 92,892,218
Consumer, Non-Cyclical 30 .6%
Industrial 20 .9%
Technology 14 .4%
Financial 10 .7%
Consumer, Cyclical 8 .3%
Communications 6 .2%
Basic Materials 3 .5%
Energy 3 .1%
Others (each less than 3.0%) 2 .6%
100 .3%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 03/26 40 $ 509,277 $ 499,600 ( $ 9,677 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 2,445 $ – $ – $ 2,445
Health Care 2,834 – 2,834 –
Total Rights 5,279 – 2,834 2,445
Common Stocks 91,139,766 91,139,766 – –
Exchange-Traded Funds 1,261,354 1,261,354 – –
Securities Lending Collateral 736,349 154,141 582,208 –
Total Assets 93,142,748 92,555,261 585,042 2,445
Liabilities Derivatives:
Equity Contracts
Futures (9,677) (9,677) – –
Total Liabilities (9,677) (9,677) – –
Total $ 93,133,071 $ 92,545,584 $ 585,042 $ 2,445

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 2,612 $ 444
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 123 63
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 1,258
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 588 –
2,343
Total Rights
    (Cost $1,076) 2,343
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 105
Total Warrants
    (Cost $0) 105
COMMON STOCKS - 97.8%
Basic Materials - 4.2%
spacing
AdvanSix, Inc. 1,998 34,565
American Battery Technology Co. * 3,511 11,727
American Vanguard Corp. * 2,013 7,690
Cabot Corp. 192 12,726
Caledonia Mining Corp. PLC (South Africa)  1,269 33,210
Calumet, Inc. * 4,627 91,938
Centrus Energy Corp. Class A †* 285 69,187
Codexis, Inc. * 2,191 3,571
Coeur Mining, Inc. * 24,306 433,376
Commercial Metals Co. 8,408 582,002
Compass Minerals International, Inc. * 630 12,373
Constellium SE * 6,548 123,430
Critical Metals Corp. * (Austria)  2,005 13,915
Ecovyst, Inc. * 8,994 87,512
Encore Energy Corp. * (Canada)  14,076 34,908
Energy Fuels, Inc. * 12,604 183,262
Ferroglobe PLC 9,088 42,168
Friedman Industries, Inc. 149 3,053
HB Fuller Co. 4,086 242,953
Hecla Mining Co. 36,383 698,190
Innospec, Inc. 1,784 136,547
Intrepid Potash, Inc. * 850 23,570
Ivanhoe Electric, Inc. * 959 15,325
Kaiser Aluminum Corp. 581 66,734
Koppers Holdings, Inc. 1,496 40,512
Kronos Worldwide, Inc. 1,587 7,014
Magnera Corp. * 2,512 38,032
Mativ Holdings, Inc. 4,107 49,900
Minerals Technologies, Inc. 2,346 142,989
Novagold Resources, Inc. * (Canada)  1,608 14,987
Oil-Dri Corp. of America 168 8,222
Orion SA (Germany)  4,246 22,419
Perimeter Solutions, Inc. * 10,580 291,267
Quaker Chemical Corp. 1,057 145,137
Rayonier Advanced Materials, Inc. * 4,964 29,238
Rogers Corp. * 1,404 128,564
a Shares Value
SSR Mining, Inc. * (Canada)  15,479 $ 339,300
Stepan Co. 1,534 72,650
Sylvamo Corp. 1,889 90,955
Trinseo PLC 2,440 1,213
Tronox Holdings PLC 9,026 37,638
USA Rare Earth, Inc. * 3,280 39,032
Valhi, Inc. 217 2,615
4,465,616
Communications - 4.2%
spacing
1-800-Flowers.com, Inc. Class A * 1,379 5,419
A10 Networks, Inc. 923 16,328
Advantage Solutions, Inc. * 7,662 6,743
AMC Networks, Inc. Class A * 2,533 24,114
Angi, Inc. * 2,795 36,139
Applied Digital Corp. * 4,335 106,294
ATN International, Inc. 758 17,282
Aviat Networks, Inc. * 900 19,242
BARK, Inc. * 1,347 812
Bed Bath & Beyond, Inc. * 4,788 26,142
Boston Omaha Corp. Class A * 1,638 20,262
Bumble, Inc. Class A * 4,978 17,771
Cable One, Inc. 389 43,899
Cars.com, Inc. * 4,123 50,301
Clearfield, Inc. * 503 14,662
CommScope Holding Co., Inc. * 6,229 112,932
DigitalBridge Group, Inc. 13,291 203,884
EchoStar Corp. Class A †* 10,214 1,110,262
Entravision Communications Corp. Class A  3,947 11,565
ePlus, Inc. 1,998 175,225
Eventbrite, Inc. Class A * 5,804 25,828
EW Scripps Co. Class A * 4,840 19,312
Getty Images Holdings, Inc. †* 8,630 11,564
Gray Media, Inc. 6,723 32,539
Harmonic, Inc. * 6,406 63,355
HealthStream, Inc. 1,098 25,331
IDT Corp. Class B  284 14,544
iHeartMedia, Inc. Class A * 9,169 38,143
Inseego Corp. * 644 6,614
Lands' End, Inc. * 943 13,692
Liberty Latin America Ltd. Class A * 1,217 8,994
Liberty Latin America Ltd. Class C * 10,685 79,710
LifeMD, Inc. * 1,285 4,382
Lumen Technologies, Inc. * 8,434 65,532
National CineMedia, Inc. 4,975 19,353
NETGEAR, Inc. * 2,120 52,004
Newsmax, Inc. * 3,201 24,744
Nextdoor Holdings, Inc. * 16,511 34,673
Nexxen International Ltd. * (Israel)  2,983 19,509
Open Lending Corp. * 7,740 11,997
Optimum Communications, Inc. Class A * 17,066 28,159
Powerfleet, Inc. NJ * 9,459 50,322
Preformed Line Products Co. 171 35,347
RealReal, Inc. * 5,619 88,668
Ribbon Communications, Inc. * 7,323 21,090
Rumble, Inc. †* 6,198 39,171
Satellogic, Inc. Class A * 1,456 2,723
Scholastic Corp. 1,557 46,134
Serve Robotics, Inc. * 458 4,754
Shenandoah Telecommunications Co. 3,878 44,830
Shutterstock, Inc. 1,837 35,087
Sinclair, Inc. 2,939 44,967
Sphere Entertainment Co. * 2,115 201,094
Spok Holdings, Inc. 1,577 20,801

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Stitch Fix, Inc. Class A * 7,663 $ 40,231
TechTarget, Inc. * 2,013 10,870
TEGNA, Inc. 12,076 234,395
Telephone & Data Systems, Inc. 7,478 306,598
TripAdvisor, Inc. * 4,609 67,107
TrueCar, Inc. * 6,071 13,720
Tucows, Inc. Class A * 276 6,188
Uniti Group, Inc. 12,050 84,470
USA TODAY Co., Inc. * 1,150 5,922
Viasat, Inc. * 9,260 319,100
Vivid Seats, Inc. Class A * 158 1,139
Ziff Davis, Inc. * 3,063 107,664
4,451,649
Consumer, Cyclical - 11.0%
spacing
Academy Sports & Outdoors, Inc. 4,966 248,101
Adient PLC * 6,174 118,356
Advance Auto Parts, Inc. 4,552 178,894
Allegiant Travel Co. * 901 76,828
Alliance Laundry Holdings, Inc. * 2,051 41,738
AMC Entertainment Holdings, Inc. Class A * 35,968 56,110
American Axle & Manufacturing Holdings, Inc. * 8,851 56,735
American Eagle Outfitters, Inc. 11,994 316,282
American Outdoor Brands, Inc. * 475 3,672
America's Car-Mart, Inc. * 564 14,247
Arko Corp. 5,186 23,544
Asbury Automotive Group, Inc. * 1,464 340,424
Barnes & Noble Education, Inc. * 1,256 11,543
Beazer Homes USA, Inc. * 2,169 43,966
Biglari Holdings, Inc. Class B * 55 18,284
BJ's Restaurants, Inc. * 568 22,379
Bloomin' Brands, Inc. 2,398 14,796
BlueLinx Holdings, Inc. * 575 35,322
Brightstar Lottery PLC 7,977 123,484
Buckle, Inc. 125 6,678
Caleres, Inc. 2,507 30,510
Capri Holdings Ltd. * 8,845 215,818
Carter's, Inc. 2,683 87,010
Central Garden & Pet Co. * 783 25,173
Central Garden & Pet Co. Class A * 3,684 107,536
Century Communities, Inc. 1,925 114,249
Citi Trends, Inc. * 375 15,585
Clarus Corp. 1,633 5,471
Clean Energy Fuels Corp. * 13,425 28,192
Cooper-Standard Holdings, Inc. * 1,294 42,482
Cracker Barrel Old Country Store, Inc. 1,226 31,140
Daktronics, Inc. * 2,435 48,140
Dana, Inc. 8,924 212,034
Denny's Corp. * 3,562 22,156
Designer Brands, Inc. Class A  2,500 18,575
Dine Brands Global, Inc. 987 31,722
Douglas Dynamics, Inc. 198 6,465
Dream Finders Homes, Inc. Class A * 1,777 30,387
El Pollo Loco Holdings, Inc. * 2,109 22,060
Escalade, Inc. 810 10,927
Ethan Allen Interiors, Inc. 1,632 37,275
EVgo, Inc. †* 8,273 24,074
Faraday Future Intelligent Electric, Inc. †* 7,101 7,243
Flexsteel Industries, Inc. 286 11,294
Forestar Group, Inc. * 1,480 36,452
Fox Factory Holding Corp. * 2,392 40,927
Frontier Group Holdings, Inc. * 2,077 9,783
Funko, Inc. Class A * 2,708 9,207
G-III Apparel Group Ltd. 2,746 79,524
a Shares Value
Garrett Motion, Inc. (Switzerland)  11,805 $ 205,761
Genesco, Inc. * 726 17,983
Gentherm, Inc. * 2,314 84,160
Global Business Travel Group I * 890 6,809
Gold.com, Inc. 1,551 52,812
Golden Entertainment, Inc. 1,472 40,024
Goodyear Tire & Rubber Co. * 20,315 177,959
Green Brick Partners, Inc. * 1,580 99,003
Group 1 Automotive, Inc. 518 203,729
Hamilton Beach Brands Holding Co. Class A  580 9,541
Haverty Furniture Cos., Inc. 1,016 23,734
HNI Corp. 2,886 121,327
Holley, Inc. * 5,314 21,947
Hovnanian Enterprises, Inc. Class A * 364 35,505
Hudson Technologies, Inc. * 2,991 20,488
Hyliion Holdings Corp. * 9,447 17,382
indie Semiconductor, Inc. Class A * (China)  9,090 32,088
Interface, Inc. 3,899 108,860
J Jill, Inc. 639 8,767
JAKKS Pacific, Inc. 708 11,951
JetBlue Airways Corp. * 23,212 105,615
Johnson Outdoors, Inc. Class A  436 18,508
KB Home 4,707 265,522
Kohl's Corp. 8,261 168,607
Kontoor Brands, Inc. 799 48,811
Krispy Kreme, Inc. 5,126 20,607
La-Z-Boy, Inc. 3,061 114,083
Lakeland Industries, Inc. 788 6,966
LCI Industries 1,592 193,173
Leggett & Platt, Inc. 10,121 111,331
LGI Homes, Inc. * 1,568 67,361
Lionsgate Studios Corp. * 15,645 142,839
Lovesac Co. * 347 5,118
M/I Homes, Inc. * 1,984 253,853
Malibu Boats, Inc. Class A * 1,428 40,284
Marcus Corp. 1,802 27,949
MarineMax, Inc. * 1,388 33,631
Marriott Vacations Worldwide Corp. 2,053 118,438
MasterCraft Boat Holdings, Inc. * 1,140 21,557
Meritage Homes Corp. 5,205 342,489
Methode Electronics, Inc. 2,531 16,806
Microvast Holdings, Inc. * 5,563 15,576
Miller Industries, Inc. 831 31,054
MillerKnoll, Inc. 5,064 92,570
Motorcar Parts of America, Inc. * 1,045 12,895
Movado Group, Inc. 1,187 24,476
National Vision Holdings, Inc. * 5,930 153,113
Nu Skin Enterprises, Inc. Class A  3,731 35,892
OneWater Marine, Inc. Class A * 898 9,716
OPENLANE, Inc. * 8,060 240,027
Oxford Industries, Inc. 1,058 36,184
Papa John's International, Inc. 2,271 87,411
PC Connection, Inc. 837 48,345
Peloton Interactive, Inc. Class A * 18,566 114,367
Petco Health & Wellness Co., Inc. * 5,583 15,688
Phinia, Inc. 2,865 179,607
Polaris, Inc. 3,993 252,557
Portillo's, Inc. Class A * 4,535 20,589
Pursuit Attractions & Hospitality, Inc. * 1,507 50,756
RCI Hospitality Holdings, Inc. 238 5,674
Red Rock Resorts, Inc. Class A  1,680 104,076
Reservoir Media, Inc. * 1,787 13,528
Resideo Technologies, Inc. * 9,765 342,947
Rocky Brands, Inc. 550 16,132

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Rush Enterprises, Inc. Class A  2,020 $ 108,959
Rush Enterprises, Inc. Class B  351 19,747
Sabre Corp. * 20,349 27,675
Sally Beauty Holdings, Inc. * 7,494 106,864
Savers Value Village, Inc. * 399 3,727
ScanSource, Inc. * 1,592 62,184
Shoe Carnival, Inc. 1,377 23,244
Signet Jewelers Ltd. (NYSE) 3,039 251,872
Six Flags Entertainment Corp. * 1,457 22,350
SkyWest, Inc. * 3,040 305,246
Sleep Number Corp. * 1,489 12,597
Solid Power, Inc. * 10,591 45,012
Sonic Automotive, Inc. Class A  733 45,343
Sonos, Inc. * 757 13,293
Standard Motor Products, Inc. 1,606 59,181
Starz Entertainment Corp. * 910 10,647
Steven Madden Ltd. 4,957 206,409
Strattec Security Corp. * 298 22,690
Sun Country Airlines Holdings, Inc. * 1,706 24,549
Superior Group of Cos., Inc. 910 8,809
Taylor Morrison Home Corp. * 7,173 422,275
Titan International, Inc. * 3,732 29,222
Titan Machinery, Inc. * 1,588 23,884
Topgolf Callaway Brands Corp. * 10,054 117,330
Torrid Holdings, Inc. * 1,760 1,722
Traeger, Inc. * 4,593 4,960
Tri Pointe Homes, Inc. * 6,426 202,226
UniFirst Corp. 1,117 215,469
Urban Outfitters, Inc. * 2,985 224,651
Victoria's Secret & Co. * 3,725 201,783
Virco Mfg. Corp. 803 5,131
Visteon Corp. 2,081 197,903
VSE Corp. 240 41,465
Wabash National Corp. 2,796 24,185
Webtoon Entertainment, Inc. * (South Korea)  1,375 17,916
Weyco Group, Inc. 532 16,274
Winmark Corp. 226 91,516
Winnebago Industries, Inc. 1,986 80,473
Xperi, Inc. * 3,468 20,322
Zumiez, Inc. * 1,105 28,785
11,787,242
Consumer, Non-Cyclical - 14.6%
spacing
10X Genomics, Inc. Class A * 6,026 98,284
4D Molecular Therapeutics, Inc. * 3,091 23,183
Aardvark Therapeutics, Inc. * 229 3,006
ABM Industries, Inc. 4,568 193,226
Absci Corp. * 2,214 7,727
Acacia Research Corp. * 2,482 9,283
ACCO Brands Corp. 6,604 24,633
Aclaris Therapeutics, Inc. * 6,678 20,101
AdaptHealth Corp. * 7,863 78,316
Addus HomeCare Corp. * 724 77,750
Agios Pharmaceuticals, Inc. * 4,292 116,828
Akebia Therapeutics, Inc. * 17,227 27,736
Aldeyra Therapeutics, Inc. * 601 3,113
Alector, Inc. * 5,419 8,454
Alico, Inc. 472 17,171
Alight, Inc. Class A  32,765 63,892
Alkermes PLC * 3,095 86,598
Allogene Therapeutics, Inc. * 11,694 16,021
Alta Equipment Group, Inc. 1,110 5,106
Alumis, Inc. * 4,251 41,490
American Public Education, Inc. * 69 2,608
a Shares Value
AMN Healthcare Services, Inc. * 2,755 $ 43,419
Amneal Pharmaceuticals, Inc. * 1,645 20,727
Amphastar Pharmaceuticals, Inc. * 2,484 66,522
Amylyx Pharmaceuticals, Inc. * 1,521 18,374
Andersons, Inc. 2,479 131,808
AngioDynamics, Inc. * 2,392 30,713
Anika Therapeutics, Inc. * 954 9,168
Annexon, Inc. * 7,299 36,641
Aquestive Therapeutics, Inc. * 4,959 32,035
Arcturus Therapeutics Holdings, Inc. * 1,219 7,472
Arcus Biosciences, Inc. * 1,563 37,246
Ardent Health, Inc. * 1,692 14,940
Artivion, Inc. * 572 26,089
Arvinas, Inc. * 4,471 53,026
Astria Therapeutics, Inc. * 3,104 40,631
Atea Pharmaceuticals, Inc. * 6,163 22,002
Aura Biosciences, Inc. * 2,362 12,873
Avanos Medical, Inc. * 3,706 41,618
Aveanna Healthcare Holdings, Inc. * 1,234 10,082
Avidity Biosciences, Inc. * 725 52,294
Azenta, Inc. * 3,096 102,973
B&G Foods, Inc. 5,888 25,318
Beta Bionics, Inc. * 333 10,147
Beyond Meat, Inc. †* 22,006 18,045
Bicara Therapeutics, Inc. * 2,275 38,288
BioAge Labs, Inc. * 1,834 24,264
Biote Corp. Class A * 1,317 3,424
BrightView Holdings, Inc. * 5,426 68,747
Brookdale Senior Living, Inc. * 2,136 23,047
Calavo Growers, Inc. 88 1,914
Cardiff Oncology, Inc. * 2,642 7,424
Cartesian Therapeutics, Inc. * 573 4,131
Cass Information Systems, Inc. 105 4,360
Castle Biosciences, Inc. * 2,162 84,102
Celcuity, Inc. * 125 12,468
Celldex Therapeutics, Inc. * 4,981 135,284
Chaince Digital Holdings, Inc. †* (China)  2,798 13,906
Cidara Therapeutics, Inc. * 1,478 326,475
Cimpress PLC * (Ireland)  971 64,659
Cogent Biosciences, Inc. * 585 20,779
Coherus Oncology, Inc. * 5,804 8,242
Community Health Systems, Inc. * 2,291 7,148
Compass Therapeutics, Inc. * 4,357 23,397
CompoSecure, Inc. Class A * 540 10,411
Concentra Group Holdings Parent, Inc. 653 12,851
CONMED Corp. 2,383 96,750
CoreCivic, Inc. * 6,742 128,840
CRISPR Therapeutics AG * (Switzerland)  6,548 343,377
Cross Country Healthcare, Inc. * 2,384 19,310
Cullinan Therapeutics, Inc. * 3,876 40,117
Custom Truck One Source, Inc. * 4,699 27,066
Cytek Biosciences, Inc. * 8,958 45,238
Cytokinetics, Inc. * 7,832 497,645
Day One Biopharmaceuticals, Inc. * 5,550 51,726
Deluxe Corp. 3,328 74,314
Denali Therapeutics, Inc. * 9,462 156,218
Design Therapeutics, Inc. * 1,865 17,494
Dianthus Therapeutics, Inc. * 1,678 69,150
DocGo, Inc. * 7,290 6,399
Dole PLC 5,334 79,957
Dyne Therapeutics, Inc. * 6,388 124,949
Edgewell Personal Care Co. 3,404 58,038
Editas Medicine, Inc. * 6,581 13,491
Eledon Pharmaceuticals, Inc. * 5,185 7,829

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Embecta Corp. 3,962 $ 47,069
Emergent BioSolutions, Inc. * 3,849 47,574
Enanta Pharmaceuticals, Inc. * 1,934 30,499
Enhabit, Inc. * 3,892 35,884
Ennis, Inc. 1,750 31,518
Enovis Corp. * 4,393 117,030
Entrada Therapeutics, Inc. * 2,136 21,958
Erasca, Inc. * 13,254 49,305
Esperion Therapeutics, Inc. * 11,108 41,100
EyePoint, Inc. * 5,606 102,422
Fate Therapeutics, Inc. * 8,703 8,552
Fennec Pharmaceuticals, Inc. * (Canada)  1,434 11,042
First Advantage Corp. * 1,880 27,316
Flywire Corp. * 846 11,979
Foghorn Therapeutics, Inc. * 809 4,369
Forrester Research, Inc. * 987 8,014
Fortrea Holdings, Inc. * 6,931 119,560
Fresh Del Monte Produce, Inc. 2,518 89,716
Fulcrum Therapeutics, Inc. * 3,077 34,801
Fulgent Genetics, Inc. * 1,598 41,979
Ginkgo Bioworks Holdings, Inc. * 2,813 23,376
Graham Holdings Co. Class B  244 268,058
GRAIL, Inc. * 2,644 226,300
Green Dot Corp. Class A * 4,098 52,495
Grocery Outlet Holding Corp. * 7,177 72,488
Hain Celestial Group, Inc. * 7,166 7,668
Healthcare Services Group, Inc. * 2,868 54,836
Helen of Troy Ltd. * 1,736 36,890
Herbalife Ltd. * 1,990 25,651
Heron Therapeutics, Inc. * 10,661 13,859
HF Foods Group, Inc. * 3,123 6,714
Honest Co., Inc. * 3,597 9,280
Humacyte, Inc. * 7,519 7,222
ICF International, Inc. 1,381 117,799
ICU Medical, Inc. * 463 66,056
Ideaya Biosciences, Inc. * 6,105 211,050
ImmunityBio, Inc. * 3,153 6,243
Indivior PLC * (United Kingdom)  1,379 49,479
Information Services Group, Inc. 1,942 11,225
Ingles Markets, Inc. Class A  1,113 76,296
Inhibikase Therapeutics, Inc. * 3,166 6,490
Inhibrx Biosciences, Inc. * 693 54,747
Innovage Holding Corp. * 776 4,027
Innoviva, Inc. * 553 11,054
Inogen, Inc. * 1,942 13,050
Integra LifeSciences Holdings Corp. * 5,132 63,739
Intellia Therapeutics, Inc. * 7,553 67,901
Iovance Biotherapeutics, Inc. * 21,843 59,631
Ironwood Pharmaceuticals, Inc. * 1,056 3,559
Jade Biosciences, Inc. 3,278 50,580
Janux Therapeutics, Inc. * 2,236 30,857
John B Sanfilippo & Son, Inc. 233 16,450
Kelly Services, Inc. Class A  2,308 20,310
Keros Therapeutics, Inc. * 2,278 46,380
Kestra Medical Technologies Ltd. * 146 3,872
Kforce, Inc. 197 6,091
Kodiak Sciences, Inc. * 2,501 69,928
Korn Ferry 2,080 137,322
Korro Bio, Inc. * 721 5,775
Kura Oncology, Inc. * 6,142 63,815
Larimar Therapeutics, Inc. * 2,778 10,584
Laureate Education, Inc. * 6,379 214,781
LB Pharmaceuticals, Inc. * 432 9,616
Legence Corp. Class A * 939 40,415
a Shares Value
Lexeo Therapeutics, Inc. * 4,506 $ 44,745
Lifecore Biomedical, Inc. * 693 5,669
LifeStance Health Group, Inc. * 5,186 36,509
Ligand Pharmaceuticals, Inc. * 1,286 243,144
Limoneira Co. 1,287 16,248
LivaNova PLC * 4,148 255,226
MapLight Therapeutics, Inc. * 388 6,815
Maravai LifeSciences Holdings, Inc. Class A * 8,385 27,251
MarketWise, Inc. 153 2,298
Marqeta, Inc. Class A * 15,864 75,354
Matthews International Corp. Class A  2,222 58,039
MaxCyte, Inc. * 7,989 12,383
Maze Therapeutics, Inc. * 1,476 61,151
MBX Biosciences, Inc. * 2,103 66,329
Medifast, Inc. * 751 8,021
MeiraGTx Holdings PLC * 877 6,972
Merit Medical Systems, Inc. * 351 30,937
MGP Ingredients, Inc. 1,057 25,685
Mind Medicine MindMed, Inc. * 4,762 63,763
Mission Produce, Inc. * 3,268 37,909
Mister Car Wash, Inc. * 755 4,198
Monro, Inc. 2,251 45,110
Monte Rosa Therapeutics, Inc. * 3,547 55,617
Myriad Genetics, Inc. * 6,918 42,546
Nano-X Imaging Ltd. * (Israel)  3,775 10,570
National HealthCare Corp. 978 134,074
Nature's Sunshine Products, Inc. * 869 18,753
Neogen Corp. * 16,657 116,432
NeoGenomics, Inc. * 8,884 104,476
Neurogene, Inc. * 768 15,821
Nkarta, Inc. * 3,453 6,388
Novavax, Inc. * 2,074 13,937
NPK International, Inc. * 6,015 71,699
Nurix Therapeutics, Inc. * 7,475 141,801
Nuvation Bio, Inc. * 17,099 153,207
Olaplex Holdings, Inc. * 10,972 14,703
Olema Pharmaceuticals, Inc. * 4,517 112,925
Omeros Corp. * 588 10,099
OmniAb, Inc. * 6,265 11,590
Omnicell, Inc. * 3,463 156,874
OPKO Health, Inc. * 32,055 40,389
OraSure Technologies, Inc. * 6,331 15,321
ORIC Pharmaceuticals, Inc. * 3,535 28,916
Orthofix Medical, Inc. * 3,039 46,071
OrthoPediatrics Corp. * 1,043 18,524
Oruka Therapeutics, Inc. * 2,859 86,656
Outset Medical, Inc. * 559 2,074
Owens & Minor, Inc. * 5,924 16,587
Pacific Biosciences of California, Inc. * 21,160 39,569
Pacira BioSciences, Inc. * 3,083 79,788
PACS Group, Inc. * 235 9,022
Palvella Therapeutics, Inc. * 33 3,454
Paysafe Ltd. * 2,518 20,371
Pediatrix Medical Group, Inc. * 6,507 139,185
Perdoceo Education Corp. 5,013 147,031
Personalis, Inc. * 3,841 30,574
Perspective Therapeutics, Inc. * 4,728 13,002
Phathom Pharmaceuticals, Inc. * 2,363 39,202
Praxis Precision Medicines, Inc. * 1,558 459,205
Precigen, Inc. * 884 3,695
Prestige Consumer Healthcare, Inc. * 3,068 189,265
Prime Medicine, Inc. * 6,979 24,217
PROG Holdings, Inc. 2,979 87,851
Protara Therapeutics, Inc. * 2,734 14,572

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Prothena Corp. PLC * (Ireland)  2,811 $ 26,845
PTC Therapeutics, Inc. * 1,117 84,847
Puma Biotechnology, Inc. * 3,300 19,635
Quad/Graphics, Inc. 711 4,458
Quanex Building Products Corp. 3,468 53,338
Quanterix Corp. * 2,855 18,158
Quantum-Si, Inc. * 12,260 13,486
QuidelOrtho Corp. * 2,936 83,852
RadNet, Inc. * 1,005 71,707
Rapport Therapeutics, Inc. * 2,082 63,168
REGENXBIO, Inc. * 3,569 51,394
Relay Therapeutics, Inc. * 10,468 88,559
Repay Holdings Corp. * 6,030 22,010
Replimune Group, Inc. * 5,260 51,127
Resources Connection, Inc. 2,311 11,647
Rezolute, Inc. * 747 1,763
Rocket Pharmaceuticals, Inc. * 5,471 19,203
Sana Biotechnology, Inc. * 10,600 43,142
Scholar Rock Holding Corp. * 503 22,157
Select Medical Holdings Corp. 8,126 120,671
Semler Scientific, Inc. * 771 11,789
Seneca Foods Corp. Class A * 361 39,937
Septerna, Inc. * 1,634 45,556
Sezzle, Inc. * 109 6,919
SIGA Technologies, Inc. 673 4,112
Simply Good Foods Co. * 2,501 50,220
Solid Biosciences, Inc. * 4,525 25,521
Sonida Senior Living, Inc. * 193 6,294
Spectrum Brands Holdings, Inc. 1,729 102,149
Spyre Therapeutics, Inc. * 1,690 55,364
STAAR Surgical Co. * 549 12,676
Strata Critical Medical, Inc. * 5,034 24,214
Strategic Education, Inc. 1,774 142,275
Supernus Pharmaceuticals, Inc. * 3,762 186,971
Surgery Partners, Inc. * 5,907 91,263
Syndax Pharmaceuticals, Inc. * 422 8,866
Tactile Systems Technology, Inc. * 1,654 47,966
Tango Therapeutics, Inc. †* 7,809 69,188
Target Hospitality Corp. * 2,460 19,705
Tectonic Therapeutic, Inc. * 694 14,477
Tejon Ranch Co. * 1,815 28,623
Teladoc Health, Inc. * 10,884 76,188
Terns Pharmaceuticals, Inc. * 6,438 260,095
Theravance Biopharma, Inc. * 611 11,432
Third Harmonic Bio, Inc. * ± Ω 2,827 85
TIC Solutions, Inc. * 11,255 113,788
Tonix Pharmaceuticals Holding Corp. †* 846 13,215
Transcat, Inc. * 341 19,345
Travere Therapeutics, Inc. * 437 16,698
TreeHouse Foods, Inc. * 3,809 89,854
TriSalus Life Sciences, Inc. * 1,073 7,490
TrueBlue, Inc. * 2,200 10,010
Turning Point Brands, Inc. 153 16,585
Tvardi Therapeutics, Inc. * 376 1,617
Tyra Biosciences, Inc. * 1,974 51,896
U.S. Physical Therapy, Inc. 465 36,312
United Natural Foods, Inc. * 4,553 153,300
Universal Corp. 1,820 96,005
Upbound Group, Inc. 2,590 45,480
Upstream Bio, Inc. * 2,498 67,821
UroGen Pharma Ltd. * 510 11,944
USANA Health Sciences, Inc. * 793 15,567
USCB Financial Holdings, Inc. 693 12,765
Utz Brands, Inc. 5,478 56,862
a Shares Value
Vanda Pharmaceuticals, Inc. * 4,420 $ 38,984
Varex Imaging Corp. * 3,154 36,744
Vaxcyte, Inc. * 8,683 400,634
Verastem, Inc. * 1,550 11,966
Vestis Corp. 8,749 58,356
Village Super Market, Inc. Class A  705 24,954
Vir Biotechnology, Inc. * 6,789 40,938
Viridian Therapeutics, Inc. * 1,273 39,616
Voyager Therapeutics, Inc. * 3,659 14,380
Waldencast PLC Class A * 2,684 5,046
WaVe Life Sciences Ltd. * 995 16,915
Weis Markets, Inc. 1,067 68,384
Willdan Group, Inc. * 337 34,933
Xencor, Inc. * 5,347 81,863
XOMA Royalty Corp. * 226 6,009
Zenas Biopharma, Inc. * 1,391 50,507
15,637,208
Energy - 7.1%
spacing
Alpha Metallurgical Resources, Inc. * 623 124,525
Array Technologies, Inc. †* 9,036 83,312
Atlas Energy Solutions, Inc. 1,633 15,383
BKV Corp. * (Thailand)  1,587 43,087
Borr Drilling Ltd. * (Mexico)  18,787 75,712
Bristow Group, Inc. * 2,082 76,243
California Resources Corp. 5,580 249,482
CNX Resources Corp. * 9,844 361,964
Comstock Resources, Inc. * 1,724 39,962
Core Laboratories, Inc. 3,555 56,987
Core Natural Resources, Inc. 2,528 223,753
Crescent Energy Co. Class A  17,883 150,038
Diversified Energy Co. 4,415 63,929
DMC Global, Inc. * 1,059 7,085
DNOW, Inc. * 13,945 184,771
Excelerate Energy, Inc. Class A  1,755 49,228
Expro Group Holdings NV * 6,883 91,888
Flotek Industries, Inc. * 812 13,991
Flowco Holdings, Inc. Class A  713 13,362
Fluence Energy, Inc. * 935 18,494
Forum Energy Technologies, Inc. * 878 32,442
FutureFuel Corp. 1,947 6,211
Gevo, Inc. * 17,624 35,248
Golar LNG Ltd. (Cameroon)  7,374 274,387
Granite Ridge Resources, Inc. 4,399 20,675
Green Plains, Inc. * 4,872 47,746
Hallador Energy Co. * 186 3,541
Helix Energy Solutions Group, Inc. * 8,141 51,044
Helmerich & Payne, Inc. 7,311 209,679
HighPeak Energy, Inc. † 1,438 6,816
Infinity Natural Resources, Inc. Class A * 973 14,332
Innovex International, Inc. * 2,952 64,560
Kinetik Holdings, Inc. 932 33,599
Kolibri Global Energy, Inc. * (Canada)  1,620 6,367
Kosmos Energy Ltd. * (Ghana)  36,457 33,081
Liberty Energy, Inc. 11,978 221,114
Magnolia Oil & Gas Corp. Class A  11,114 243,285
Mammoth Energy Services, Inc. * 1,384 2,560
Matrix Service Co. * 1,603 18,755
Montauk Renewables, Inc. * 3,192 5,331
Murphy Oil Corp. 10,141 316,906
Nabors Industries Ltd. * 1,062 57,667
National Energy Services Reunited Corp. * 4,179 65,443
Natural Gas Services Group, Inc. 596 20,055
New Fortress Energy, Inc. †* 12,812 14,606

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Nextpower, Inc. Class A * 2,217 $ 193,123
Noble Corp. PLC 9,556 269,861
Northern Oil & Gas, Inc. 7,177 154,090
Oceaneering International, Inc. * 836 20,089
Oil States International, Inc. * 4,618 31,264
Par Pacific Holdings, Inc. * 2,668 93,754
Patterson-UTI Energy, Inc. 26,721 163,265
PBF Energy, Inc. Class A  6,358 172,429
Peabody Energy Corp. 9,289 275,883
Plug Power, Inc. †* 84,261 165,994
Prairie Operating Co. * 2,287 3,865
PrimeEnergy Resources Corp. * 23 3,933
ProFrac Holding Corp. Class A * 1,574 6,123
ProPetro Holding Corp. * 6,070 57,726
Ranger Energy Services, Inc. Class A  1,715 23,976
REX American Resources Corp. * 1,656 53,522
Riley Exploration Permian, Inc. 875 23,100
RPC, Inc. 6,741 36,671
SandRidge Energy, Inc. 2,831 40,851
SEACOR Marine Holdings, Inc. * 1,627 9,795
Seadrill Ltd. * (Norway)  3,001 103,835
Select Water Solutions, Inc. 6,744 70,947
Shoals Technologies Group, Inc. Class A * 10,723 91,146
SM Energy Co. 8,643 161,624
Summit Midstream Corp. * 753 20,090
SunCoke Energy, Inc. 6,473 46,606
SunPower, Inc. * 2,986 4,688
Sunrun, Inc. * 16,772 308,605
T1 Energy, Inc. * (Norway)  9,765 65,230
Talos Energy, Inc. * 9,266 102,111
TETRA Technologies, Inc. * 9,683 90,730
Tidewater, Inc. * 199 10,051
Transocean Ltd. * 66,856 276,115
VAALCO Energy, Inc. 7,320 26,645
Valaris Ltd. * 4,680 235,872
Vitesse Energy, Inc. 2,274 43,797
W&T Offshore, Inc. 7,464 12,166
Warrior Met Coal, Inc. 3,956 348,801
7,567,019
Financial - 36.2%
spacing
1st Source Corp. 1,462 91,360
Abacus Global Management, Inc. 2,266 19,374
Acadia Realty Trust REIT 10,081 207,064
ACNB Corp. 849 41,049
Adamas Trust, Inc. REIT 6,682 48,779
Advanced Flower Capital, Inc. REIT † 1,427 4,067
Alerus Financial Corp. 1,850 41,662
Alexander & Baldwin, Inc. REIT 5,497 113,458
AlTi Global, Inc. * 3,457 16,040
Amalgamated Financial Corp. 1,808 57,910
Amerant Bancorp, Inc. 1,719 33,538
American Assets Trust, Inc. REIT 4,075 77,140
American Coastal Insurance Corp. 1,071 13,527
American Healthcare REIT, Inc. 8,126 382,410
American Integrity Insurance Group, Inc. * 158 3,291
American Realty Investors, Inc. * 355 5,701
Ameris Bancorp 5,007 371,870
AMERISAFE, Inc. 684 26,272
Ames National Corp. 824 18,919
Anywhere Real Estate, Inc. * 8,042 113,875
Apartment Investment & Management Co.
Class A REIT 4,981 29,587
a Shares Value
Apollo Commercial Real Estate Finance, Inc.
REIT 5,674 $ 54,924
Apple Hospitality REIT, Inc. 16,998 201,426
Arbor Realty Trust, Inc. REIT † 14,505 112,559
ARES Commercial Real Estate Corp. REIT 4,165 19,909
Armada Hoffler Properties, Inc. REIT 6,193 40,998
ARMOUR Residential REIT, Inc. 8,357 147,835
Arrow Financial Corp. 1,240 38,936
Artisan Partners Asset Management, Inc. Class A  2,124 86,532
Aspen Insurance Holdings Ltd. Class A *
(Bermuda)  488 18,105
Associated Banc-Corp. 12,549 323,262
Atlantic Union Bankshares Corp. 10,763 379,934
Atlanticus Holdings Corp. * 396 26,512
Axos Financial, Inc. * 3,614 311,382
Bakkt Holdings, Inc. * 661 6,636
Banc of California, Inc. 9,161 176,716
BancFirst Corp. 153 16,221
Banco Latinoamericano de Comercio Exterior SA
(Panama)  2,198 98,031
Bank First Corp. 597 72,727
Bank of Hawaii Corp. 555 37,945
Bank of Marin Bancorp 1,205 31,342
Bank of NT Butterfield & Son Ltd. (Bermuda)  3,178 158,328
Bank7 Corp. 379 15,531
BankUnited, Inc. 5,649 251,776
Bankwell Financial Group, Inc. 536 24,560
Banner Corp. 2,611 163,605
Bar Harbor Bankshares 1,206 37,446
BayCom Corp. 1,095 32,193
BCB Bancorp, Inc. 1,370 11,056
Beacon Financial Corp. 6,345 167,318
Better Home & Finance Holding Co. * 394 12,837
Bit Digital, Inc. * 24,094 45,538
Blackstone Mortgage Trust, Inc. Class A REIT 12,408 237,365
Blue Foundry Bancorp * 1,471 18,285
Blue Ridge Bankshares, Inc. 697 2,976
Braemar Hotels & Resorts, Inc. REIT 4,729 13,572
Brandywine Realty Trust REIT 13,424 39,198
Bread Financial Holdings, Inc. 3,433 254,145
Bridgewater Bancshares, Inc. * 1,031 18,073
BrightSpire Capital, Inc. REIT 10,064 56,358
Broadstone Net Lease, Inc. REIT 14,503 251,917
Brookfield Business Corp. Class A (Canada)  1,167 41,872
BRT Apartments Corp. REIT 1,022 15,023
Burford Capital Ltd. 5,562 49,613
Burke & Herbert Financial Services Corp. 1,041 64,865
Business First Bancshares, Inc. 2,208 57,717
Byline Bancorp, Inc. 2,591 75,528
Cadence Bank 14,076 603,016
California BanCorp 1,571 29,331
Camden National Corp. 1,288 55,873
Cannae Holdings, Inc. 3,995 62,841
Capital Bancorp, Inc. 812 22,874
Capital City Bank Group, Inc. 1,205 51,297
Capitol Federal Financial, Inc. 9,797 66,718
CareTrust REIT, Inc. 15,106 546,233
Carter Bankshares, Inc. * 1,623 31,908
Cathay General Bancorp 5,020 242,918
CBL & Associates Properties, Inc. REIT 328 12,136
Centerspace REIT 1,294 86,336
Central Pacific Financial Corp. 2,142 66,745
Chatham Lodging Trust REIT 3,949 26,893
Chemung Financial Corp. 400 22,320

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Chicago Atlantic Real Estate Finance, Inc. REIT 653 $ 8,006
Chimera Investment Corp. REIT 6,143 76,357
ChoiceOne Financial Services, Inc. 1,130 33,358
Cipher Mining, Inc. * 24,426 360,528
Citizens & Northern Corp. 1,301 26,241
Citizens Financial Services, Inc. 355 20,242
Citizens, Inc. * 3,754 18,132
City Holding Co. 405 48,276
City Office REIT, Inc. 3,181 22,235
Civista Bancshares, Inc. 1,527 33,930
Claros Mortgage Trust, Inc. REIT * 7,029 21,509
Cleanspark, Inc. * 21,048 213,006
CNB Financial Corp. 2,163 56,606
CNO Financial Group, Inc. 7,357 312,452
Cohen & Steers, Inc. 165 10,359
Colony Bankcorp, Inc. 1,555 27,710
Columbia Financial, Inc. * 2,172 33,753
Community Financial System, Inc. 3,119 179,155
Community Healthcare Trust, Inc. REIT 2,112 34,679
Community Trust Bancorp, Inc. 1,272 71,868
Community West Bancshares 1,211 27,247
Compass Diversified Holdings 5,075 24,360
ConnectOne Bancorp, Inc. 2,774 72,734
Consumer Portfolio Services, Inc. * 890 8,304
COPT Defense Properties REIT 8,595 238,941
Core Scientific, Inc. * 3,863 56,245
CTO Realty Growth, Inc. REIT 2,365 43,540
Curbline Properties Corp. REIT 7,539 174,980
Cushman & Wakefield Ltd. * 12,553 203,233
Customers Bancorp, Inc. * 2,088 152,675
CVB Financial Corp. 10,075 187,395
Diamond Hill Investment Group, Inc. 159 26,950
DiamondRock Hospitality Co. REIT 6,814 61,053
Dime Community Bancshares, Inc. 2,523 75,917
Diversified Healthcare Trust REIT 16,887 81,902
Donegal Group, Inc. Class A  1,395 27,872
Douglas Elliman, Inc. * 6,186 14,661
Douglas Emmett, Inc. REIT 12,368 135,924
Dynex Capital, Inc. REIT 10,025 140,450
Eagle Bancorp, Inc. 1,711 36,650
Easterly Government Properties, Inc. REIT 3,140 66,537
Eastern Bankshares, Inc. 16,867 310,859
eHealth, Inc. * 2,363 10,870
Ellington Financial, Inc. REIT 7,036 95,549
Elme Communities REIT 6,884 119,782
Empire State Realty Trust, Inc. Class A REIT 10,800 70,416
Employers Holdings, Inc. 1,626 70,194
Enact Holdings, Inc. 2,136 84,671
Encore Capital Group, Inc. * 1,754 95,330
Enterprise Financial Services Corp. 2,829 152,766
Equity Bancshares, Inc. Class A  1,140 50,901
Essent Group Ltd. 7,094 461,181
Essential Properties Realty Trust, Inc. REIT 15,135 448,904
F&G Annuities & Life, Inc. 2,682 82,740
Farmers & Merchants Bancorp, Inc. 1,178 29,120
Farmers National Banc Corp. 2,923 38,934
Farmland Partners, Inc. REIT 3,373 32,684
FB Financial Corp. 3,171 176,942
Federal Agricultural Mortgage Corp. Class C  71 12,465
Fidelis Insurance Holdings Ltd. (United Kingdom)  4,441 86,910
Fidelity D&D Bancorp, Inc. 403 17,543
Finance of America Cos., Inc. Class A * 360 8,716
Financial Institutions, Inc. 1,550 48,313
First BanCorp 5,525 114,533
a Shares Value
First Bancorp, Inc. 1,027 $ 27,154
First Bancorp/Southern Pines NC 3,116 158,262
First Bank 2,042 33,611
First Busey Corp. 6,507 154,802
First Business Financial Services, Inc. 636 34,535
First Capital, Inc. 48 2,842
First Commonwealth Financial Corp. 8,194 138,151
First Community Bankshares, Inc. 1,263 42,601
First Financial Bancorp 7,149 178,868
First Financial Corp. 832 50,269
First Foundation, Inc. * 5,085 31,324
First Internet Bancorp 335 6,991
First Interstate BancSystem, Inc. Class A  6,569 227,287
First Merchants Corp. 4,131 154,830
First Mid Bancshares, Inc. 1,785 69,615
First United Corp. 142 5,316
First Western Financial, Inc. * 525 14,075
Firstsun Capital Bancorp * 952 35,829
Five Star Bancorp 487 17,425
Flagstar Bank NA 22,869 287,921
Flushing Financial Corp. 2,460 37,318
Forge Global Holdings, Inc. * 838 37,341
Four Corners Property Trust, Inc. REIT 7,673 176,939
Franklin BSP Realty Trust, Inc. REIT 6,320 63,390
Franklin Financial Services Corp. 75 3,765
Franklin Street Properties Corp. REIT 7,095 6,710
FrontView REIT, Inc. 1,586 23,409
FRP Holdings, Inc. * 372 8,478
FS Bancorp, Inc. 662 27,255
Fulton Financial Corp. 13,940 269,460
FVCBankcorp, Inc. 1,560 21,700
GBank Financial Holdings, Inc. * 650 22,028
GCM Grosvenor, Inc. Class A  574 6,498
Genworth Financial, Inc. * 32,092 289,791
German American Bancorp, Inc. 2,826 110,723
Getty Realty Corp. REIT 4,076 111,560
Glacier Bancorp, Inc. 7,748 341,299
Gladstone Commercial Corp. REIT 3,067 32,725
Gladstone Land Corp. REIT † 1,523 13,935
Global Medical REIT, Inc. 992 33,470
Global Net Lease, Inc. REIT 15,522 133,489
GoHealth, Inc. Class A * 951 2,045
Goosehead Insurance, Inc. Class A  384 28,282
Great Southern Bancorp, Inc. 694 42,723
Greenlight Capital Re Ltd. Class A * 2,314 33,738
HA Sustainable Infrastructure Capital, Inc. 9,194 288,967
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,452 96,311
Hancock Whitney Corp. 6,320 402,458
Hanmi Financial Corp. 2,334 63,088
HBT Financial, Inc. 1,085 28,047
Heritage Commerce Corp. 4,663 56,003
Heritage Financial Corp. 2,715 64,210
Heritage Insurance Holdings, Inc. * 403 11,792
Hilltop Holdings, Inc. 3,323 112,783
Hingham Institution For Savings 119 33,791
Hippo Holdings, Inc. * 645 19,402
Home Bancorp, Inc. 580 33,524
Home BancShares, Inc. 14,312 397,587
HomeTrust Bancshares, Inc. 1,332 57,196
Hope Bancorp, Inc. 8,980 98,421
Horace Mann Educators Corp. 3,057 141,172
Horizon Bancorp, Inc. 3,473 58,902
Hudson Pacific Properties, Inc. REIT * 4,056 43,926

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Hut 8 Corp. * (Canada)  7,152 $ 328,563
Independence Realty Trust, Inc. REIT 17,922 313,277
Independent Bank Corp. (IBCP US) 1,581 51,430
Independent Bank Corp. (INDB US) 3,697 270,177
Industrial Logistics Properties Trust REIT 4,249 23,539
Innovative Industrial Properties, Inc. REIT 2,047 96,946
Innventure, Inc. * 1,129 4,719
International Bancshares Corp. 3,656 242,905
InvenTrust Properties Corp. REIT 6,164 173,886
Invesco Mortgage Capital, Inc. REIT 5,129 43,135
Investar Holding Corp. 824 22,017
Investors Title Co. 93 23,217
Jackson Financial, Inc. Class A  4,679 499,015
James River Group Holdings, Inc. 3,177 20,206
JBG SMITH Properties REIT 4,625 78,671
Jefferson Capital, Inc. 145 3,239
John Marshall Bancorp, Inc. 1,187 23,728
Kearny Financial Corp. 4,652 34,471
Kennedy-Wilson Holdings, Inc. 9,214 89,099
Kestrel Group Ltd. * (Bermuda)  138 1,413
Kite Realty Group Trust REIT 16,819 403,151
KKR Real Estate Finance Trust, Inc. REIT 4,463 36,686
Ladder Capital Corp. REIT 8,960 98,470
Lakeland Financial Corp. 843 48,102
LCNB Corp. 1,295 21,225
Legacy Housing Corp. * 375 7,320
LendingClub Corp. * 8,628 163,414
LendingTree, Inc. * 70 3,716
LINKBANCORP, Inc. 1,772 14,637
Live Oak Bancshares, Inc. 1,527 52,452
loanDepot, Inc. Class A * 6,506 13,467
LTC Properties, Inc. REIT 3,538 121,636
LXP Industrial Trust REIT 4,375 216,912
Macerich Co. REIT 19,350 357,201
MARA Holdings, Inc. * 28,186 253,110
Marcus & Millichap, Inc. 1,862 50,814
Marex Group PLC (United Kingdom)  1,283 49,216
Maui Land & Pineapple Co., Inc. * 125 2,118
MBIA, Inc. * 3,528 25,260
McGrath RentCorp 438 45,959
Mechanics Bancorp Class A  3,325 48,645
Medallion Financial Corp. 1,460 15,023
Mercantile Bank Corp. 1,264 60,798
Merchants Bancorp 1,984 67,575
Mercury General Corp. 2,016 189,625
Metrocity Bankshares, Inc. 814 21,604
Metropolitan Bank Holding Corp. 550 41,998
MFA Financial, Inc. REIT 7,884 73,400
Miami International Holdings, Inc. * 729 32,353
Mid Penn Bancorp, Inc. 1,509 46,809
Middlefield Banc Corp. 598 20,655
Midland States Bancorp, Inc. 1,611 34,105
MidWestOne Financial Group, Inc. 1,254 48,279
MVB Financial Corp. 965 24,926
National Bank Holdings Corp. Class A  2,817 107,074
National Bankshares, Inc. 601 20,152
National Health Investors, Inc. REIT 2,734 208,796
Navient Corp. 5,176 67,288
NB Bancorp, Inc. 3,178 62,988
NBT Bancorp, Inc. 3,666 152,212
Nelnet, Inc. Class A  896 119,132
NET Lease Office Properties REIT 1,319 34,017
NETSTREIT Corp. REIT 5,279 93,122
Newmark Group, Inc. Class A  11,319 196,271
a Shares Value
NewtekOne, Inc. 1,981 $ 22,484
NexPoint Diversified Real Estate Trust REIT 2,738 10,487
Nexpoint Real Estate Finance, Inc. REIT 692 9,743
NexPoint Residential Trust, Inc. REIT 1,208 36,361
NI Holdings, Inc. * 723 9,616
Nicolet Bankshares, Inc. 744 90,247
NMI Holdings, Inc. * 5,873 239,560
Northeast Bank 254 26,398
Northeast Community Bancorp, Inc. 1,042 23,560
Northfield Bancorp, Inc. 2,690 30,747
Northpointe Bancshares, Inc. 444 7,450
Northrim BanCorp, Inc. 839 22,326
Northwest Bancshares, Inc. 10,990 131,880
Norwood Financial Corp. 720 20,196
Oak Valley Bancorp 648 19,479
OceanFirst Financial Corp. 4,421 79,357
Octave Specialty Group, Inc. * 5,410 42,090
OFG Bancorp 3,340 136,873
Old National Bancorp 23,560 525,624
Old Second Bancorp, Inc. 3,941 76,849
One Liberty Properties, Inc. REIT 1,638 33,235
Onity Group, Inc. * 553 25,322
Oportun Financial Corp. * 3,131 16,563
Orange County Bancorp, Inc. 739 21,098
Orchid Island Capital, Inc. REIT 9,728 70,042
Origin Bancorp, Inc. 2,175 81,802
Orrstown Financial Services, Inc. 1,469 52,032
Pagseguro Digital Ltd. Class A (Brazil)  5,173 49,868
Park National Corp. 1,134 172,572
Parke Bancorp, Inc. 1,004 25,140
PCB Bancorp 951 20,589
Peakstone Realty Trust REIT 2,889 41,457
Peapack-Gladstone Financial Corp. 780 21,723
Pebblebrook Hotel Trust REIT 9,102 103,035
PennyMac Financial Services, Inc. 2,204 290,575
PennyMac Mortgage Investment Trust REIT 6,448 80,922
Peoples Bancorp of North Carolina, Inc. 428 15,494
Peoples Bancorp, Inc. 2,568 77,117
Peoples Financial Services Corp. 678 33,025
Phillips Edison & Co., Inc. REIT 7,886 280,505
Piedmont Realty Trust, Inc. REIT 9,679 80,723
Pioneer Bancorp, Inc. * 1,211 16,324
Plumas Bancorp 553 24,714
Plymouth Industrial REIT, Inc. 3,123 68,331
Ponce Financial Group, Inc. * 1,885 30,820
Postal Realty Trust, Inc. Class A REIT 1,112 17,948
PotlatchDeltic Corp. REIT 5,509 219,148
PRA Group, Inc. * 3,018 53,388
Preferred Bank 577 54,486
Primis Financial Corp. 1,881 26,165
Princeton Bancorp, Inc. 441 15,298
ProAssurance Corp. * 3,900 94,224
Provident Financial Services, Inc. 8,232 162,582
QCR Holdings, Inc. 1,281 106,707
Radian Group, Inc. 10,219 367,782
RBB Bancorp 1,423 29,371
RE/MAX Holdings, Inc. Class A * 1,611 12,227
Ready Capital Corp. REIT 12,748 27,791
Red River Bancshares, Inc. 418 29,858
Redwood Trust, Inc. REIT 10,194 56,373
Regional Management Corp. 650 25,187
Renasant Corp. 7,160 252,175
Republic Bancorp, Inc. Class A  686 47,327
Resolute Holdings Management, Inc. * 193 39,841

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Riot Platforms, Inc. * 26,462 $ 335,274
RLJ Lodging Trust REIT 11,423 85,101
RMR Group, Inc. Class A  1,190 17,731
S&T Bancorp, Inc. 2,942 115,768
Sabra Health Care REIT, Inc. 18,141 343,591
Safehold, Inc. REIT 4,303 58,908
Safety Insurance Group, Inc. 1,120 87,259
Seacoast Banking Corp. of Florida 6,540 205,487
Seaport Entertainment Group, Inc. * 640 12,653
Selective Insurance Group, Inc. 488 40,831
Selectquote, Inc. * 3,636 5,127
Service Properties Trust REIT 12,187 22,424
Seven Hills Realty Trust REIT 2,829 25,178
Shore Bancshares, Inc. 2,083 36,827
Sierra Bancorp 1,079 35,262
Sila Realty Trust, Inc. REIT 4,320 100,699
Silvercrest Asset Management Group, Inc.
Class A  759 11,529
Simmons First National Corp. Class A  10,671 201,148
SiriusPoint Ltd. * (Sweden)  7,039 154,084
SITE Centers Corp. REIT 3,898 25,025
SL Green Realty Corp. REIT 5,386 247,056
Slide Insurance Holdings, Inc. * 875 17,045
SmartFinancial, Inc. 1,022 37,804
Smartstop Self Storage REIT, Inc. 2,475 76,577
South Plains Financial, Inc. 1,053 40,856
Southern First Bancshares, Inc. * 659 33,952
Southern Missouri Bancorp, Inc. 696 41,148
Southside Bancshares, Inc. 2,227 67,679
Stellar Bancorp, Inc. 3,637 112,529
Sterling Bancorp, Inc. * ± Ω 6,393 –
Stewart Information Services Corp. 2,117 148,740
Stock Yards Bancorp, Inc. 131 8,508
Stratus Properties, Inc. * 543 13,130
Summit Hotel Properties, Inc. REIT 8,529 41,536
Sunrise Realty Trust, Inc. REIT 796 7,506
Sunstone Hotel Investors, Inc. REIT 13,555 121,182
Tanger, Inc. REIT 873 29,132
Terawulf, Inc. * 1,202 13,811
Terreno Realty Corp. REIT 7,721 453,300
Texas Capital Bancshares, Inc. * 2,965 268,451
Third Coast Bancshares, Inc. * 1,031 39,188
Timberland Bancorp, Inc. 692 24,774
Tiptree, Inc. 1,292 23,605
Tompkins Financial Corp. 1,057 76,654
Towne Bank 5,661 188,908
TPG Mortgage Investment Trust, Inc. REIT 2,016 17,176
TPG RE Finance Trust, Inc. REIT 5,406 46,546
Transcontinental Realty Investors, Inc. REIT * 107 6,272
TriCo Bancshares 2,352 111,414
Triumph Financial, Inc. * 945 59,185
TrustCo Bank Corp. 1,480 61,168
Trustmark Corp. 4,441 172,977
Two Harbors Investment Corp. REIT 3,795 39,847
UMB Financial Corp. 5,057 581,757
United Bankshares, Inc. 10,448 401,203
United Community Banks, Inc. 9,227 288,067
United Fire Group, Inc. 1,614 58,669
Unity Bancorp, Inc. 349 18,050
Universal Health Realty Income Trust REIT 98 3,843
Universal Insurance Holdings, Inc. 1,527 51,613
Univest Financial Corp. 2,236 73,207
Urban Edge Properties REIT 9,861 189,233
Valley National Bancorp 27,923 326,141
a Shares Value
Velocity Financial, Inc. * 815 $ 16,919
Veris Residential, Inc. REIT 6,318 94,012
Virginia National Bankshares Corp. 431 17,175
Virtus Investment Partners, Inc. 500 81,575
WaFd, Inc. 5,835 186,895
Walker & Dunlop, Inc. 2,450 147,367
Washington Trust Bancorp, Inc. 1,427 42,168
Waterstone Financial, Inc. 1,343 22,227
Webull Corp. * (Cayman)  17,556 136,410
WesBanco, Inc. 6,754 224,503
West BanCorp, Inc. 1,130 25,075
Westamerica BanCorp 1,885 90,160
Whitestone REIT 3,588 49,837
World Acceptance Corp. * 204 28,640
WSFS Financial Corp. 4,192 231,566
Xenia Hotels & Resorts, Inc. REIT 6,249 88,361
38,696,447
Industrial - 11.5%
spacing
908 Devices, Inc. * 740 3,885
AAR Corp. * 2,158 178,661
Aebi Schmidt Holding AG (Switzerland)  2,631 33,282
AerSale Corp. * 2,513 17,867
AirJoule Technologies Corp. * 1,153 4,543
Alamo Group, Inc. 541 90,818
Albany International Corp. Class A  1,523 77,216
Allient, Inc. 1,030 55,363
American Woodmark Corp. * 1,094 58,967
Apogee Enterprises, Inc. 1,592 57,965
Applied Optoelectronics, Inc. * 958 33,396
ArcBest Corp. 1,715 127,236
Arcosa, Inc. 2,651 281,854
Ardagh Metal Packaging SA 8,051 33,009
Ardmore Shipping Corp. (Ireland)  2,638 27,936
Arq, Inc. * 2,495 8,159
Aspen Aerogels, Inc. * 5,066 14,337
Astec Industries, Inc. 1,749 75,767
Astronics Corp. * 214 11,607
Atkore, Inc. 2,545 160,971
Atmus Filtration Technologies, Inc. 625 32,444
Avient Corp. 6,845 213,838
Bel Fuse, Inc. Class A  123 18,671
Bel Fuse, Inc. Class B  792 134,347
Benchmark Electronics, Inc. 2,705 115,666
Boise Cascade Co. 2,798 205,933
Clearwater Paper Corp. * 1,221 21,245
Columbus McKinnon Corp. 2,124 36,639
Concrete Pumping Holdings, Inc. 1,764 11,836
Core Molding Technologies, Inc. * 724 14,516
Costamare Bulkers Holdings Ltd. * (Monaco)  634 9,770
Costamare, Inc. (Monaco)  3,364 53,118
Covenant Logistics Group, Inc. 1,023 22,547
CryoPort, Inc. * 2,922 28,051
CTS Corp. 1,892 81,110
DHT Holdings, Inc. 9,714 118,608
Dorian LPG Ltd. 2,827 68,809
Ducommun, Inc. * 1,072 101,979
Eastern Co. 453 8,920
Eastman Kodak Co. * 3,893 32,935
Energizer Holdings, Inc. 927 18,438
EnerSys 2,670 391,823
Enpro, Inc. 1,401 299,996
Enviri Corp. * 5,777 103,524
Firefly Aerospace, Inc. * 483 10,805

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
FLEX LNG Ltd. †* (Norway)  2,023 $ 50,474
Fluor Corp. * 12,119 480,276
Forward Air Corp. * 995 24,875
GATX Corp. 2,496 423,322
Genco Shipping & Trading Ltd. 2,374 43,753
Gencor Industries, Inc. * 724 9,383
Gibraltar Industries, Inc. * 2,264 111,932
Granite Construction, Inc. 460 53,061
Great Lakes Dredge & Dock Corp. * 5,093 66,820
Greenbrier Cos., Inc. 2,214 103,482
Greif, Inc. Class A  1,798 121,725
Greif, Inc. Class B  407 30,399
Heartland Express, Inc. 3,431 30,982
Helios Technologies, Inc. 2,519 134,741
Hillenbrand, Inc. 5,254 166,657
Hillman Solutions Corp. * 15,082 130,610
Himalaya Shipping Ltd. †* (Bermuda)  2,290 20,839
Hub Group, Inc. Class A  4,403 187,612
Hyster-Yale, Inc. 887 26,353
Ichor Holdings Ltd. * 2,578 47,513
Insteel Industries, Inc. 648 20,522
International Seaways, Inc. 3,048 147,980
Intuitive Machines, Inc. * 7,818 126,886
Itron, Inc. * 1,776 164,919
Janus International Group, Inc. * 6,521 42,647
JBT Marel Corp. 2,052 309,175
JELD-WEN Holding, Inc. * 6,526 16,054
Kennametal, Inc. 5,758 163,585
Kimball Electronics, Inc. * 1,857 51,662
Knowles Corp. * 6,110 130,937
L.B. Foster Co. Class A * 798 21,506
Latham Group, Inc. * 484 3,073
LSB Industries, Inc. * 4,164 35,394
LSI Industries, Inc. 498 9,123
Luxfer Holdings PLC (United Kingdom)  2,169 29,347
Manitowoc Co., Inc. * 2,660 31,893
Marten Transport Ltd. 4,244 48,297
Masterbrand, Inc. * 9,678 106,845
Materion Corp. 1,268 157,638
Matson, Inc. 2,352 290,590
Mayville Engineering Co., Inc. * 999 18,701
Mercury Systems, Inc. * 3,005 219,395
Metallus, Inc. * 2,958 50,759
MicroVision, Inc. †* 7,141 5,914
Mistras Group, Inc. * 1,320 16,698
Montrose Environmental Group, Inc. * 2,429 60,312
Myers Industries, Inc. 2,441 45,696
NANO Nuclear Energy, Inc. †* 146 3,506
National Presto Industries, Inc. 398 42,491
Navigator Holdings Ltd. 2,545 44,079
Net Power, Inc. * 2,111 4,813
NL Industries, Inc. 588 3,216
nLight, Inc. * 3,326 124,758
Nordic American Tankers Ltd. 15,778 54,276
NWPX Infrastructure, Inc. * 759 47,430
O-I Glass, Inc. * 8,834 130,390
Olympic Steel, Inc. 782 33,458
Orion Group Holdings, Inc. * 2,368 23,538
Outdoor Holding Co. * 6,812 11,649
Palladyne AI Corp. * 1,853 7,894
PAMT Corp. * 440 5,315
Pangaea Logistics Solutions Ltd. 2,265 15,583
Park Aerospace Corp. 654 13,956
Park-Ohio Holdings Corp. 761 15,935
a Shares Value
Perma-Fix Environmental Services, Inc. * 971 $ 12,225
Plexus Corp. * 146 21,462
Power Solutions International, Inc. * 53 3,028
Primoris Services Corp. 273 33,890
Proficient Auto Logistics, Inc. * 1,795 17,304
Proto Labs, Inc. * 1,812 91,669
Pure Cycle Corp. * 1,056 11,605
Radiant Logistics, Inc. * 2,919 18,477
Ranpak Holdings Corp. * 3,627 19,622
RXO, Inc. * 11,595 146,561
Ryerson Holding Corp. 1,981 49,842
Safe Bulkers, Inc. (Monaco)  4,428 21,343
Sanmina Corp. * 2,191 328,803
Scorpio Tankers, Inc. (Monaco)  3,380 171,805
SFL Corp. Ltd. (Norway)  9,197 71,829
Smith & Wesson Brands, Inc. 3,369 33,252
Southland Holdings, Inc. * 798 2,649
Standard BioTools, Inc. * 23,159 29,644
Standex International Corp. 169 36,720
Sturm Ruger & Co., Inc. 807 26,349
Teekay Corp. Ltd. (Bermuda)  4,138 37,366
Teekay Tankers Ltd. Class A (Canada)  1,829 97,705
Tennant Co. 1,419 104,580
Terex Corp. 4,887 260,868
Thermon Group Holdings, Inc. * 2,190 81,380
Tredegar Corp. * 2,062 14,805
TriMas Corp. 2,440 86,498
Trinity Industries, Inc. 3,182 84,132
TTM Technologies, Inc. * 7,697 531,093
Turtle Beach Corp. * 361 5,065
Tutor Perini Corp. 3,384 226,796
UFP Industries, Inc. 4,127 375,763
Universal Logistics Holdings, Inc. 511 7,762
Vishay Intertechnology, Inc. 8,967 129,932
Voyager Technologies, Inc. Class A * 250 6,535
Werner Enterprises, Inc. 3,671 110,167
Willis Lease Finance Corp. 197 26,721
World Kinect Corp. 3,494 81,864
Worthington Enterprises, Inc. 1,625 83,801
Worthington Steel, Inc. 2,527 87,485
12,269,448
Technology - 3.4%
spacing
3D Systems Corp. * 10,130 17,930
8x8, Inc. * 10,363 20,415
ACM Research, Inc. Class A * 3,835 151,291
Adeia, Inc. 1,069 18,440
Aehr Test Systems * 430 8,682
Aeluma, Inc. * 675 11,590
Alpha & Omega Semiconductor Ltd. * 1,901 37,659
Arteris, Inc. * 1,975 30,613
ASGN, Inc. * 3,101 149,375
Asure Software, Inc. * 2,043 19,245
Axcelis Technologies, Inc. * 2,180 175,141
Bandwidth, Inc. Class A * 1,604 24,782
BigBear.ai Holdings, Inc. †* 24,726 133,520
Blackbaud, Inc. * 575 36,409
Box, Inc. Class A * 2,362 70,647
Cerence, Inc. * 2,125 22,716
CEVA, Inc. * 222 4,777
Cohu, Inc. * 3,458 80,468
Conduent, Inc. * 11,643 22,355
Consensus Cloud Solutions, Inc. * 1,491 32,534
Corsair Gaming, Inc. * 3,597 21,366

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Cricut, Inc. Class A  3,522 $ 17,434
CS Disco, Inc. * 599 4,648
CSG Systems International, Inc. 231 17,715
Daily Journal Corp. * 21 10,234
Definitive Healthcare Corp. * 2,840 8,151
Diebold Nixdorf, Inc. * 126 8,554
Digi International, Inc. * 2,771 119,957
Digital Turbine, Inc. * 2,857 14,285
Diodes, Inc. * 3,475 171,457
Domo, Inc. Class B * 234 1,973
Donnelley Financial Solutions, Inc. * 486 22,691
Evolent Health, Inc. Class A * 6,119 24,476
Expensify, Inc. Class A * 2,111 3,188
Fastly, Inc. Class A * 10,390 105,770
FormFactor, Inc. * 1,488 83,001
GigaCloud Technology, Inc. Class A * 1,880 73,846
Grid Dynamics Holdings, Inc. * 916 8,271
Health Catalyst, Inc. * 5,204 12,438
HeartFlow, Inc. * 470 13,700
I3 Verticals, Inc. Class A * 1,647 41,488
Immersion Corp. 2,121 14,423
Insight Enterprises, Inc. * 1,437 117,072
Kulicke & Soffa Industries, Inc. (Singapore)  1,545 70,390
MaxLinear, Inc. * 5,386 93,878
McGraw Hill, Inc. * 372 6,138
Mitek Systems, Inc. * 2,766 29,181
N-able, Inc. * 5,459 40,833
Navan, Inc. Class A * 378 6,456
Navitas Semiconductor Corp. †* 9,849 70,322
NCR Voyix Corp. * 10,581 107,926
NetScout Systems, Inc. * 5,334 144,338
Omada Health, Inc. * 266 4,197
ON24, Inc. * 2,902 23,100
OneSpan, Inc. 2,421 31,086
PAR Technology Corp. * 1,259 45,677
Penguin Solutions, Inc. * 3,964 77,536
Photronics, Inc. * 4,294 137,408
Pitney Bowes, Inc. 7,884 83,334
Playstudios, Inc. * 7,600 4,951
Playtika Holding Corp. 3,182 12,569
Porch Group, Inc. * 1,229 11,221
PubMatic, Inc. Class A * 3,160 28,029
Rackspace Technology, Inc. * 5,080 4,932
Richardson Electronics Ltd. 857 9,324
Rimini Street, Inc. * 3,201 12,420
Silvaco Group, Inc. * 197 798
Synaptics, Inc. * 2,650 196,153
Teads Holding Co. * 5,298 3,729
Telos Corp. * 4,163 21,231
TTEC Holdings, Inc. * 1,575 5,670
Ultra Clean Holdings, Inc. * 3,026 76,649
Unisys Corp. * 1,091 3,011
V2X, Inc. * 1,520 82,916
Veeco Instruments, Inc. * 4,340 124,037
Via Transportation, Inc. Class A * 107 3,104
Vishay Precision Group, Inc. * 931 35,844
Waystar Holding Corp. * 1,279 41,887
Whitefiber, Inc. * 212 3,350
Xerox Holdings Corp. 8,809 20,877
3,659,229
Utilities - 5.6%
spacing
Ameresco, Inc. Class A * 2,443 71,555
American States Water Co. 1,013 73,422
a Shares Value
Avista Corp. 6,104 $ 235,248
Black Hills Corp. 5,518 383,060
Brookfield Infrastructure Corp.
Class A †(Canada)  9,152 415,501
California Water Service Group 4,540 196,718
Chesapeake Utilities Corp. 1,152 143,724
Consolidated Water Co. Ltd. 826 29,150
Genie Energy Ltd. Class B  1,476 20,339
H2O America 2,414 118,262
Hawaiian Electric Industries, Inc. * 13,290 163,467
MGE Energy, Inc. 1,335 104,691
Middlesex Water Co. 1,154 58,185
New Jersey Resources Corp. 7,678 354,109
Northwest Natural Holding Co. 3,071 143,539
Northwestern Energy Group, Inc. 4,678 301,918
Oklo, Inc. * 6,281 450,725
ONE Gas, Inc. 4,556 351,951
Ormat Technologies, Inc. 4,646 513,244
Otter Tail Corp. 2,719 219,722
Portland General Electric Co. 8,360 401,196
Southwest Gas Holdings, Inc. 4,904 392,418
Spire, Inc. 4,456 368,511
TXNM Energy, Inc. 7,526 443,131
Unitil Corp. 1,237 59,920
York Water Co. 961 30,598
6,044,304
Total Common Stocks
    (Cost $96,984,681) 104,578,162
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Value † 8,308 1,505,493
a
Total Exchange-Traded Funds
    (Cost $1,379,356) 1,505,493
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $98,365,113) 106,086,103
SECURITIES LENDING COLLATERAL - 2.5%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
3.640% 561,387 561,387
Principal
Amount
Repurchase Agreements - 2.0%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$1,163,532; collateralized by Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
Notes: with rates ranging from 1.625% -
7.500% and maturity dates ranging from
02/28/30 - 03/20/65 and an aggregate value of
$1,186,802) $ 1,163,280 1,163,280

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, investments with a total aggregate value of $1,850 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of December 31, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$958,540; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $979,677) $ 957,148 $ 957,148
2,120,428
Total Securities Lending Collateral
(Cost $2,681,815) 2,681,815
a
TOTAL INVESTMENTS - 101.7%
(Cost $101,046,928) 108,767,918
DERIVATIVES - (0.0%) (21,394)
OTHER ASSETS & LIABILITIES, NET - (1.7%) (1,843,426)
NET ASSETS - 100.0% $ 106,903,098
Financial 36 .2%
Consumer, Non-Cyclical 14 .6%
Industrial 11 .5%
Consumer, Cyclical 11 .0%
Energy 7 .1%
Utilities 5 .6%
Basic Materials 4 .2%
Communications 4 .2%
Technology 3 .4%
Others (each less than 3.0%) 3 .9%
101 .7%
Derivatives ( 0 .0% )
Other Assets & Liabilities, Net ( 1 .7% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 03/26 67 $ 858,224 $ 836,830 ( $ 21,394 )
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,343 $ – $ 578 $ 1,765
Warrants 105 – 105 –
Common Stocks
Basic Materials 4,465,616 4,465,616 – –
Communications 4,451,649 4,451,649 – –
Consumer, Cyclical 11,787,242 11,787,242 – –
Consumer, Non-Cyclical 15,637,208 15,637,123 – 85
Energy 7,567,019 7,567,019 – –
Financial 38,696,447 38,696,447 – –
Industrial 12,269,448 12,269,448 – –
Technology 3,659,229 3,659,229 – –
Utilities 6,044,304 6,044,304 – –
Total Common Stocks 104,578,162 104,578,077 – 85
Exchange-Traded Funds 1,505,493 1,505,493 – –
Securities Lending Collateral 2,681,815 561,387 2,120,428 –
Total Assets 108,767,918 106,644,957 2,121,111 1,850
Liabilities Derivatives:
Equity Contracts
Futures (21,394) (21,394) – –
Total Liabilities (21,394) (21,394) – –
Total $ 108,746,524 $ 106,623,563 $ 2,121,111 $ 1,850

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Malaysia - 0.0%
YTL Corp. Bhd. Exercise @ $0.58
Exp 06/02/28 * 2,500 $ 412
YTL Power International Bhd. Exercise @
$0.35 Exp 06/02/28 * 1,860 507
919
Total Warrants
    (Cost $0) 919
PREFERRED STOCKS - 1.7%
Brazil - 1.0%
spacing
Axia Energia Class B  2,200 21,045
Axia Energia Class C * 5,388 48,298
Banco Bradesco SA 68,490 224,226
Cia Energetica de Minas Gerais 24,258 49,142
Gerdau SA 18,322 67,620
Itau Unibanco Holding SA 76,992 550,251
Itausa SA 82,182 175,046
Localiza Rent a Car SA * 501 3,794
Petroleo Brasileiro SA - Petrobras 60,400 339,053
1,478,475
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B * 2,010 141,597
Colombia - 0.1%
spacing
Grupo Cibest SA 6,224 98,446
India - 0.0%
spacing
TVS Motor Co. Ltd. * ± Ω 7,012 –
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.5%
spacing
Hyundai Motor Co. 689 100,975
Samsung Electronics Co. Ltd. 11,377 706,179
807,154
Total Preferred Stocks
    (Cost $2,196,032) 2,525,672
COMMON STOCKS - 96.8%
Australia - 0.4%
spacing
Anglogold Ashanti PLC 7,071 608,953
Brazil - 3.2%
spacing
Ambev SA 66,300 166,887
Axia Energia 18,300 168,858
B3 SA - Brasil Bolsa Balcao 74,100 188,652
Banco Bradesco SA 29,300 82,899
Banco BTG Pactual SA 16,500 158,068
Banco do Brasil SA 24,200 96,590
BB Seguridade Participacoes SA 9,700 64,075
Caixa Seguridade Participacoes SA 8,300 25,145
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 6,898 166,054
a Shares Value
Cia Paranaense de Energia - Copel 15,400 $ 36,729
CPFL Energia SA 3,100 30,127
Embraer SA 9,900 158,781
Energisa SA 4,290 36,878
Eneva SA * 13,600 50,028
Engie Brasil Energia SA 4,000 22,897
Equatorial SA 16,671 117,011
Klabin SA 11,675 39,875
Localiza Rent a Car SA 13,031 103,134
MBRF Global Foods Co. SA 9,200 33,544
Motiva Infraestrutura de Mobilidade SA 14,200 38,937
NU Holdings Ltd. Class A * 47,618 797,125
Petroleo Brasileiro SA - Petrobras 56,400 334,841
Porto Seguro SA 2,700 23,781
PRIO SA * 11,900 89,437
Raia Drogasil SA 18,486 78,843
Rede D'Or Sao Luiz SA ~ 11,240 83,249
Rumo SA 18,400 49,470
StoneCo Ltd. Class A * 3,168 46,855
Suzano SA 9,800 91,892
Telefonica Brasil SA 11,360 68,015
TIM SA 11,900 46,183
TOTVS SA 7,600 58,082
Ultrapar Participacoes SA 10,200 38,515
Vale SA 50,953 665,297
Vibra Energia SA 15,110 69,746
WEG SA 23,600 208,481
XP, Inc. Class A  5,695 93,227
4,628,208
Chile - 0.5%
spacing
Banco de Chile 636,912 123,022
Banco de Credito e Inversiones SA 1,223 79,216
Banco Santander Chile 916,514 72,337
Cencosud SA 17,398 55,859
Empresas CMPC SA 16,078 25,228
Empresas Copec SA 5,421 42,458
Enel Americas SA 288,053 27,328
Enel Chile SA 385,806 31,688
Falabella SA 8,721 60,835
Latam Airlines Group SA 4,453,313 120,560
Plaza SA 10,570 37,384
675,915
China - 27.0%
spacing
360 Security Technology, Inc. Class A  6,300 10,079
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  2,100 7,095
3SBio, Inc. ~ 25,500 79,178
AAC Technologies Holdings, Inc. 11,000 55,145
Accelink Technologies Co. Ltd. Class A  800 8,004
ACM Research Shanghai, Inc. Class A  171 4,308
Advanced Micro-Fabrication Equipment, Inc.
China Class A ± 550 21,691
AECC Aviation Power Co. Ltd. Class A  2,300 13,183
Agricultural Bank of China Ltd. Class A  58,700 64,511
Agricultural Bank of China Ltd. Class H  414,000 307,984
Aier Eye Hospital Group Co. Ltd. Class A  8,336 13,095
Air China Ltd. Class A * 12,000 16,094
Airtac International Group 2,232 65,782
Akeso, Inc. * ~ 9,000 130,985
Alibaba Group Holding Ltd. 241,220 4,429,030
Alibaba Health Information Technology Ltd. * 80,000 52,243
Aluminum Corp. of China Ltd. Class A  11,900 20,765

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Aluminum Corp. of China Ltd. Class H  52,000 $ 81,403
Amlogic Shanghai Co. Ltd. Class A * 110 1,372
Angel Yeast Co. Ltd. Class A  300 1,878
Anhui Conch Cement Co. Ltd. Class A  5,400 16,887
Anhui Conch Cement Co. Ltd. Class H  15,500 44,010
Anhui Gujing Distillery Co. Ltd. Class A  500 9,493
Anhui Gujing Distillery Co. Ltd. Class B  1,400 15,710
Anhui Jianghuai Automobile Group Corp. Ltd.
Class A * 2,000 14,180
Anker Innovations Technology Co. Ltd. Class A  390 6,385
ANTA Sports Products Ltd. 17,800 184,845
APT Medical, Inc. Class A  200 6,964
Autohome, Inc. ADR 947 21,080
Avary Holding Shenzhen Co. Ltd. Class A  2,000 14,428
AviChina Industry & Technology Co. Ltd.
Class H  40,000 20,407
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 3,800 4,365
Baidu, Inc. Class A * 31,284 514,472
Bank of Beijing Co. Ltd. Class A  19,300 15,135
Bank of Changsha Co. Ltd. Class A  2,600 3,610
Bank of Chengdu Co. Ltd. Class A  2,300 5,305
Bank of China Ltd. Class A  11,900 9,763
Bank of China Ltd. Class H  1,033,000 592,247
Bank of Communications Co. Ltd. Class A  29,400 30,518
Bank of Communications Co. Ltd. Class H  143,000 118,696
Bank of Hangzhou Co. Ltd. Class A  6,500 14,213
Bank of Jiangsu Co. Ltd. Class A  15,980 23,782
Bank of Nanjing Co. Ltd. Class A  10,800 17,665
Bank of Ningbo Co. Ltd. Class A  5,710 22,952
Bank of Shanghai Co. Ltd. Class A  12,500 18,066
Bank of Suzhou Co. Ltd. Class A  3,200 3,796
Baoshan Iron & Steel Co. Ltd. Class A  19,200 20,476
Beijing Compass Technology Development Co.
Ltd. Class A * 500 9,357
Beijing Enlight Media Co. Ltd. Class A  1,300 3,051
Beijing Enterprises Holdings Ltd. 7,000 28,637
Beijing Kingsoft Office Software, Inc. Class A  467 20,525
Beijing New Building Materials PLC Class A  1,800 6,431
Beijing Roborock Technology Co. Ltd. Class A  258 5,615
Beijing-Shanghai High Speed Railway Co. Ltd.
Class A  41,500 30,593
Beijing Tiantan Biological Products Corp. Ltd.
Class A  600 1,403
Beijing Tong Ren Tang Co. Ltd. Class A  300 1,385
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. Class A * 592 3,807
Beijing Yanjing Brewery Co. Ltd. Class A  600 965
Bestechnic Shanghai Co. Ltd. Class A  200 6,496
Bilibili, Inc. Class Z * 3,542 87,421
BOC Aviation Ltd. ~ 2,900 27,155
BOC International China Co. Ltd. Class A  800 1,716
BOE Technology Group Co. Ltd. Class A  27,300 16,451
Bosideng International Holdings Ltd. 66,000 37,869
BYD Co. Ltd. Class A  3,300 46,144
BYD Co. Ltd. Class H  53,400 652,588
BYD Electronic International Co. Ltd. 11,500 49,802
C&D International Investment Group Ltd. 12,857 25,912
Caitong Securities Co. Ltd. Class A  4,550 5,678
Cambricon Technologies Corp. Ltd. Class A * 440 85,308
Capital Securities Co. Ltd. Class A  500 1,344
CCOOP Group Co. Ltd. Class A * 11,600 4,151
CGN Power Co. Ltd. Class A  5,700 3,067
CGN Power Co. Ltd. Class H ~ 163,000 61,331
a Shares Value
Changchun High-Tech Industry Group Co. Ltd.
Class A  200 $ 2,649
Changjiang Securities Co. Ltd. Class A  5,000 5,833
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  75 1,324
Chaozhou Three-Circle Group Co. Ltd. Class A  1,200 7,844
Chifeng Jilong Gold Mining Co. Ltd. Class A  1,200 5,340
China CITIC Bank Corp. Ltd. Class A  10,600 11,687
China CITIC Bank Corp. Ltd. Class H  115,000 102,621
China CITIC Financial Asset Management Co.
Ltd. Class H * ~ 204,000 21,770
China Coal Energy Co. Ltd. Class H  26,000 33,317
China Communications Services Corp. Ltd.
Class H  36,000 20,751
China Construction Bank Corp. Class A  12,400 16,476
China Construction Bank Corp. Class H  1,358,000 1,344,162
China CSSC Holdings Ltd. Class A  6,500 30,938
China Eastern Airlines Corp. Ltd. Class A * 15,900 13,657
China Energy Engineering Corp. Ltd. Class A  28,100 9,455
China Everbright Bank Co. Ltd. Class A  13,600 6,794
China Everbright Bank Co. Ltd. Class H  31,000 14,499
China Feihe Ltd. ~ 52,000 27,164
China Galaxy Securities Co. Ltd. Class A  20,100 45,218
China Galaxy Securities Co. Ltd. Class H  31,000 40,089
China Gas Holdings Ltd. 39,000 38,485
China Gold International Resources Corp. Ltd. 3,300 66,567
China Great Wall Securities Co. Ltd. Class A  1,200 1,752
China Greatwall Technology Group Co. Ltd.
Class A * 1,200 2,476
China Hongqiao Group Ltd. 40,500 170,089
China International Capital Corp. Ltd. Class A  2,300 11,524
China International Capital Corp. Ltd.
Class H ~ 25,200 63,652
China Jushi Co. Ltd. Class A  2,401 5,881
China Life Insurance Co. Ltd. Class A  7,200 46,929
China Life Insurance Co. Ltd. Class H  97,000 342,888
China Literature Ltd. * ~ 5,800 24,643
China Longyuan Power Group Corp. Ltd.
Class H  36,000 30,742
China Mengniu Dairy Co. Ltd. 45,000 86,380
China Merchants Bank Co. Ltd. Class A  15,600 94,025
China Merchants Bank Co. Ltd. Class H  56,500 384,364
China Merchants Energy Shipping Co. Ltd.
Class A  4,400 5,668
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  2,800 4,039
China Merchants Port Holdings Co. Ltd. 18,797 36,606
China Merchants Securities Co. Ltd. Class A  7,100 16,911
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  8,200 10,143
China Minsheng Banking Corp. Ltd. Class A  44,100 24,170
China Minsheng Banking Corp. Ltd. Class H  81,000 40,951
China National Building Material Co. Ltd.
Class H  54,000 35,556
China National Chemical Engineering Co. Ltd.
Class A  3,500 3,771
China National Nuclear Power Co. Ltd. Class A  18,600 23,017
China National Software & Service Co. Ltd.
Class A * 970 6,427
China Nonferrous Mining Corp. Ltd. 19,000 36,047
China Northern Rare Earth Group High-Tech
Co. Ltd. Class A  3,100 20,450
China Oilfield Services Ltd. Class H  24,000 21,566
China Overseas Land & Investment Ltd. 54,000 85,280

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
China Pacific Insurance Group Co. Ltd.
Class A  9,800 $ 58,816
China Pacific Insurance Group Co. Ltd.
Class H  32,800 148,748
China Petroleum & Chemical Corp. Class A  54,100 47,835
China Petroleum & Chemical Corp. Class H  280,000 168,184
China Power International Development Ltd. 54,108 22,468
China Railway Group Ltd. Class A  19,900 15,409
China Railway Group Ltd. Class H  56,000 27,562
China Railway Signal & Communication Corp.
Ltd. Class A  1,725 1,350
China Rare Earth Resources & Technology Co.
Ltd. Class A * 700 4,647
China Resources Beer Holdings Co. Ltd. 23,000 77,678
China Resources Gas Group Ltd. 13,200 38,422
China Resources Land Ltd. 45,000 157,424
China Resources Microelectronics Ltd. Class A  1,208 9,137
China Resources Mixc Lifestyle Services Ltd. ~ 9,600 53,129
China Resources Power Holdings Co. Ltd. 30,000 66,781
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  1,564 6,369
China Ruyi Holdings Ltd. * 164,000 46,191
China Shenhua Energy Co. Ltd. Class A  5,500 31,875
China Shenhua Energy Co. Ltd. Class H  47,500 237,172
China Southern Airlines Co. Ltd. Class A * 10,900 12,492
China State Construction Engineering Corp.
Ltd. Class A  35,800 26,280
China State Construction International
Holdings Ltd. 18,000 21,052
China Taiping Insurance Holdings Co. Ltd. 20,400 49,124
China Three Gorges Renewables Group Co.
Ltd. Class A  24,800 14,512
China Tourism Group Duty Free Corp. Ltd.
Class A  1,744 23,616
China Tower Corp. Ltd. Class H ~ 62,500 92,915
China United Network Communications Ltd.
Class A  27,600 20,197
China Vanke Co. Ltd. Class A * 6,700 4,457
China Vanke Co. Ltd. Class H * 35,400 14,963
China XD Electric Co. Ltd. Class A  5,100 6,649
China Yangtze Power Co. Ltd. Class A  20,500 79,763
China Zheshang Bank Co. Ltd. Class A  13,680 5,952
Chongqing Changan Automobile Co. Ltd.
Class A  7,596 12,895
Chongqing Qianli Technology Co. Ltd.
Class A * 2,900 4,415
Chongqing Rural Commercial Bank Co. Ltd.
Class A  12,400 11,463
Chongqing Rural Commercial Bank Co. Ltd.
Class H  27,000 21,336
Chongqing Zhifei Biological Products Co. Ltd.
Class A * 1,500 4,048
Chow Tai Fook Jewellery Group Ltd. 28,000 44,734
CITIC Ltd. 58,000 90,139
Citic Pacific Special Steel Group Co. Ltd.
Class A  1,800 4,218
CITIC Securities Co. Ltd. Class A  17,380 71,425
CITIC Securities Co. Ltd. Class H  15,575 54,965
CMOC Group Ltd. Class A  18,700 53,531
CMOC Group Ltd. Class H  48,000 119,257
CNGR Advanced Material Co. Ltd. Class A  920 6,096
CNPC Capital Co. Ltd. Class A  7,400 10,161
Contemporary Amperex Technology Co. Ltd.
Class A  4,260 224,002
a Shares Value
Contemporary Amperex Technology Co. Ltd.
Class H  700 $ 45,528
COSCO SHIPPING Energy Transportation Co.
Ltd. Class A  3,800 6,366
COSCO SHIPPING Holdings Co. Ltd. Class A  6,710 14,573
COSCO SHIPPING Holdings Co. Ltd. Class H  41,400 73,093
CRRC Corp. Ltd. Class A  29,100 28,404
CRRC Corp. Ltd. Class H  53,000 40,674
CSC Financial Co. Ltd. Class A  4,000 15,329
CSI Solar Co. Ltd. Class A  2,269 4,841
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  660 3,406
CSPC Pharmaceutical Group Ltd. 114,000 123,695
Daqin Railway Co. Ltd. Class A  17,500 12,922
Datang International Power Generation Co.
Ltd. Class A  6,700 3,344
Dongfang Electric Corp. Ltd. Class A  2,800 9,727
Dongfeng Motor Group Co. Ltd. Class H * 32,000 36,334
Dongxing Securities Co. Ltd. Class A  800 1,590
East Money Information Co. Ltd. Class A  13,776 45,673
Eastroc Beverage Group Co. Ltd. Class A  490 18,756
Ecovacs Robotics Co. Ltd. Class A  500 5,780
Empyrean Technology Co. Ltd. Class A  300 4,562
ENN Energy Holdings Ltd. 11,200 99,623
ENN Natural Gas Co. Ltd. Class A  1,900 5,644
Eoptolink Technology, Inc. Ltd. Class A  880 53,919
Eve Energy Co. Ltd. Class A  1,800 16,931
Everbright Securities Co. Ltd. Class A  2,200 5,525
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 2,898 1,103
Far East Horizon Ltd. 34,000 35,129
Flat Glass Group Co. Ltd. Class A * 500 1,121
Focus Media Information Technology Co. Ltd.
Class A  13,100 13,816
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,988 21,144
Fosun International Ltd. 35,500 20,006
Founder Securities Co. Ltd. Class A  6,500 7,253
Foxconn Industrial Internet Co. Ltd. Class A  11,200 99,237
Fuyao Glass Industry Group Co. Ltd. Class A  1,700 15,760
Fuyao Glass Industry Group Co. Ltd. Class H ~ 8,800 76,064
GalaxyCore, Inc. Class A  600 1,284
Ganfeng Lithium Group Co. Ltd. Class A  1,160 10,439
Ganfeng Lithium Group Co. Ltd. Class H ~ 6,600 44,163
GCL Technology Holdings Ltd. * 347,000 47,299
GD Power Development Co. Ltd. Class A  16,000 11,540
GDS Holdings Ltd. Class A * 15,900 69,442
Geely Automobile Holdings Ltd. 86,000 198,907
GEM Co. Ltd. Class A  1,400 1,675
Genscript Biotech Corp. * 18,000 28,751
GF Securities Co. Ltd. Class A  7,500 23,639
GF Securities Co. Ltd. Class H  9,200 20,876
Giant Biogene Holding Co. Ltd. ~ 5,400 23,116
Giant Network Group Co. Ltd. Class A  1,700 10,546
GigaDevice Semiconductor, Inc. Class A  580 17,765
GoerTek, Inc. Class A  3,200 13,149
Goldwind Science & Technology Co. Ltd.
Class A  2,400 7,011
Goneo Group Co. Ltd. Class A  329 1,922
Gotion High-tech Co. Ltd. Class A  1,100 6,165
Great Wall Motor Co. Ltd. Class A  2,700 8,745
Great Wall Motor Co. Ltd. Class H  32,500 63,892
Gree Electric Appliances, Inc. of Zhuhai
Class A  2,400 13,813
Guangdong Haid Group Co. Ltd. Class A  1,500 11,887

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Guangdong HEC Technology Holding Co. Ltd.
Class A * 1,900 $ 6,099
Guangdong Investment Ltd. 42,000 36,641
Guanghui Energy Co. Ltd. Class A  1,200 844
Guangzhou Automobile Group Co. Ltd. Class A  3,800 4,440
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,100 4,053
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,160 7,694
Guolian Minsheng Securities Co. Ltd. Class A  2,800 4,075
Guosen Securities Co. Ltd. Class A  6,300 11,827
Guotai Haitong Securities Co. Ltd. 19,626 57,707
Guotai Haitong Securities Co. Ltd. Class H ~ 18,848 40,360
Guoyuan Securities Co. Ltd. Class A  4,200 5,019
H World Group Ltd. ADR 2,815 132,446
Haidilao International Holding Ltd. ~ 24,000 44,109
Haier Smart Home Co. Ltd. Class A  5,100 19,046
Haier Smart Home Co. Ltd. Class H  34,400 107,423
Hainan Airlines Holding Co. Ltd. Class A * 27,300 7,071
Hainan Airport Infrastructure Co. Ltd. Class A  7,200 5,492
Haisco Pharmaceutical Group Co. Ltd. Class A  500 3,672
Haitian International Holdings Ltd. 9,000 25,645
Hangzhou Chang Chuan Technology Co. Ltd.
Class A  400 5,798
Hangzhou First Applied Material Co. Ltd.
Class A  706 1,410
Hangzhou Silan Microelectronics Co. Ltd.
Class A  1,700 6,911
Hangzhou Tigermed Consulting Co. Ltd.
Class A  100 811
Hansoh Pharmaceutical Group Co. Ltd. ~ 22,000 101,933
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,600 6,283
Henan Shuanghui Investment & Development
Co. Ltd. Class A  3,070 11,630
Hengan International Group Co. Ltd. 9,000 32,339
Hengli Petrochemical Co. Ltd. Class A  6,200 19,995
Hengtong Optic-electric Co. Ltd. Class A  1,900 6,728
Hgtech Co. Ltd. Class A  900 10,214
Hithink RoyalFlush Information Network Co.
Ltd. Class A  500 23,046
Horizon Robotics * 70,800 79,022
Hoshine Silicon Industry Co. Ltd. Class A  600 4,529
Hua Hong Semiconductor Ltd. Class A * 669 10,332
Hua Hong Semiconductor Ltd. Class H * ~ 10,000 95,709
Huadian Power International Corp. Ltd. Class A  7,600 5,397
Huadong Medicine Co. Ltd. Class A  1,600 9,035
Huafon Chemical Co. Ltd. Class A  3,500 5,511
Huaibei Mining Holdings Co. Ltd. Class A  600 954
Huaneng Power International, Inc. Class A  6,000 6,407
Huaneng Power International, Inc. Class H  62,000 45,691
Huaqin Technology Co. Ltd. Class A  600 7,798
Huatai Securities Co. Ltd. Class A  9,900 33,434
Huatai Securities Co. Ltd. Class H ~ 15,200 36,890
Huaxia Bank Co. Ltd. Class A  12,000 11,797
Huayu Automotive Systems Co. Ltd. Class A  2,100 6,010
Huizhou Desay Sv Automotive Co. Ltd. Class A  600 10,330
Hunan Valin Steel Co. Ltd. Class A  4,800 3,863
Hundsun Technologies, Inc. Class A  1,276 5,507
Hwatsing Technology Co. Ltd. Class A  331 7,106
Hygon Information Technology Co. Ltd.
Class A  1,968 63,235
IEIT Systems Co. Ltd. Class A  1,400 13,358
Iflytek Co. Ltd. Class A  2,200 15,849
a Shares Value
Imeik Technology Development Co. Ltd.
Class A  140 $ 2,840
Industrial & Commercial Bank of China Ltd.
Class A  37,500 42,571
Industrial & Commercial Bank of China Ltd.
Class H  938,000 759,035
Industrial Bank Co. Ltd. Class A  18,061 54,440
Industrial Securities Co. Ltd. Class A  6,160 6,541
Ingenic Semiconductor Co. Ltd. Class A  200 3,030
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A  39,500 13,447
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  2,000 7,984
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd. Class A  2,000 1,381
Inner Mongolia Xingye Silver&Tin Mining Co.
Ltd. Class A  1,200 6,097
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  5,500 22,525
Inner Mongolia Yitai Coal Co. Ltd. Class B  12,800 24,441
Innovent Biologics, Inc. * ~ 20,500 200,627
Isoftstone Information Technology Group Co.
Ltd. Class A  700 4,750
JA Solar Technology Co. Ltd. Class A * 856 1,403
JCET Group Co. Ltd. Class A  1,600 8,430
JD Health International, Inc. * ~ 15,800 113,156
JD Logistics, Inc. * ~ 28,600 42,079
JD.com, Inc. Class A  33,575 482,783
Jiangsu Eastern Shenghong Co. Ltd. Class A * 4,600 7,167
Jiangsu Expressway Co. Ltd. Class H  18,000 23,105
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,200 18,859
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  5,500 46,918
Jiangsu Hoperun Software Co. Ltd. Class A  300 2,125
Jiangsu King's Luck Brewery JSC Ltd. Class A  800 3,982
Jiangsu Yanghe Distillery Co. Ltd. Class A  1,400 12,167
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  300 1,640
Jiangsu Zhongtian Technology Co. Ltd.
Class A  2,800 7,265
Jiangxi Copper Co. Ltd. Class A  1,900 14,925
Jiangxi Copper Co. Ltd. Class H  15,000 82,909
Jinduicheng Molybdenum Co. Ltd. Class A  2,100 4,683
Jinko Solar Co. Ltd. Class A * 6,938 5,603
JL Mag Rare-Earth Co. Ltd. Class A  700 3,410
Kanzhun Ltd. ADR 5,266 107,321
KE Holdings, Inc. Class A  28,726 151,930
Kingdee International Software Group Co.
Ltd. * 43,000 73,718
Kingfa Sci & Tech Co. Ltd. Class A  1,700 4,767
Kingnet Network Co. Ltd. Class A  1,500 4,699
Kingsoft Corp. Ltd. 15,000 55,029
Kuaishou Technology ~ 35,500 293,458
Kuang-Chi Technologies Co. Ltd. Class A * 1,900 13,261
Kunlun Energy Co. Ltd. 56,000 53,533
Kunlun Tech Co. Ltd. Class A * 800 4,783
Kweichow Moutai Co. Ltd. Class A  1,100 216,902
Laopu Gold Co. Ltd. Class H  400 31,968
LB Group Co. Ltd. Class A  2,600 7,285
Lenovo Group Ltd. 114,000 135,568
Lens Technology Co. Ltd. Class A  4,400 19,053
Li Auto, Inc. Class A * 17,646 148,935
Li Ning Co. Ltd. 33,000 79,293
Lingyi iTech Guangdong Co. Class A  6,400 14,221
Longfor Group Holdings Ltd. ~ 29,950 33,016

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
LONGi Green Energy Technology Co. Ltd.
Class A * 6,702 $ 17,450
Loongson Technology Corp. Ltd. Class A * 286 5,405
Luxshare Precision Industry Co. Ltd. Class A  6,200 50,427
Luzhou Laojiao Co. Ltd. Class A  1,300 21,642
Mango Excellent Media Co. Ltd. Class A  1,300 4,546
Maxscend Microelectronics Co. Ltd. Class A  180 2,098
Meitu, Inc. ~ 52,000 46,823
Meituan Class B * ~ 69,990 927,521
Metallurgical Corp. of China Ltd. Class A  8,500 3,613
Midea Group Co. Ltd. Class A  2,500 27,953
Midea Group Co. Ltd. Class H  6,300 68,854
MINISO Group Holding Ltd. 7,128 33,459
MMG Ltd. * 60,000 67,792
Montage Technology Co. Ltd. Class A  1,000 16,859
Muyuan Foods Co. Ltd. Class A  4,660 33,738
NARI Technology Co. Ltd. Class A  7,458 23,997
National Silicon Industry Group Co. Ltd.
Class A * 1,893 5,863
NAURA Technology Group Co. Ltd. Class A  635 41,710
NetEase Cloud Music, Inc. * ~ 1,250 29,941
NetEase, Inc. 24,505 674,504
New China Life Insurance Co. Ltd. Class A  1,400 13,968
New China Life Insurance Co. Ltd. Class H  13,700 95,993
New Hope Liuhe Co. Ltd. Class A  4,700 6,200
New Oriental Education & Technology Group,
Inc. 19,000 104,371
Nexchip Semiconductor Corp. Class A  1,828 8,679
Ningbo Deye Technology Co. Ltd. Class A  590 7,268
Ningbo Orient Wires & Cables Co. Ltd. Class A  700 5,983
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  300 987
Ningbo Tuopu Group Co. Ltd. Class A  1,550 17,148
Ningxia Baofeng Energy Group Co. Ltd.
Class A  6,700 18,821
NIO, Inc. Class A * 26,110 134,205
Nongfu Spring Co. Ltd. Class H ~ 28,400 171,448
OFILM Group Co. Ltd. Class A * 3,400 5,173
OmniVision Integrated Circuits Group, Inc. 1,080 19,458
Orient Securities Co. Ltd. Class A  5,092 7,942
PDD Holdings, Inc. ADR * 9,971 1,130,612
People's Insurance Co. Group of China Ltd.
Class A  31,200 39,966
People's Insurance Co. Group of China Ltd.
Class H  96,000 83,395
PetroChina Co. Ltd. Class A  29,800 44,372
PetroChina Co. Ltd. Class H  282,000 303,967
Pharmaron Beijing Co. Ltd. Class A  1,150 4,678
PICC Property & Casualty Co. Ltd. Class H  98,000 206,036
Ping An Bank Co. Ltd. Class A  16,900 27,596
Ping An Insurance Group Co. of China Ltd.
Class A  8,400 82,287
Ping An Insurance Group Co. of China Ltd.
Class H  95,000 797,972
Piotech, Inc. Class A  273 12,877
Poly Developments & Holdings Group Co. Ltd.
Class A  11,200 9,779
Pop Mart International Group Ltd. ~ 7,600 183,363
Postal Savings Bank of China Co. Ltd. Class A  18,500 14,428
Postal Savings Bank of China Co. Ltd.
Class H ~ 135,000 92,363
Power Construction Corp. of China Ltd.
Class A  10,600 7,888
Qfin Holdings, Inc. ADR 1,418 27,325
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,800 19,344
a Shares Value
Range Intelligent Computing Technology
Group Co. Ltd. Class A  700 $ 5,298
Remegen Co. Ltd. Class H * ~ 2,500 23,193
Rockchip Electronics Co. Ltd. Class A  400 10,216
Rongsheng Petrochemical Co. Ltd. Class A  9,197 15,416
SAIC Motor Corp. Ltd. Class A  6,800 14,823
Sailun Group Co. Ltd. Class A  2,300 5,328
Sanan Optoelectronics Co. Ltd. Class A  4,700 9,516
Sany Heavy Industry Co. Ltd. Class A  7,500 22,682
Satellite Chemical Co. Ltd. Class A  2,398 6,069
SDIC Capital Co. Ltd. Class A  5,200 5,693
SDIC Power Holdings Co. Ltd. Class A  7,300 13,711
Seres Group Co. Ltd. Class A  1,400 24,205
SF Holding Co. Ltd. Class A  4,100 22,482
SG Micro Corp. Class A  252 2,474
Shaanxi Coal Industry Co. Ltd. Class A  8,200 25,025
Shandong Gold Mining Co. Ltd. Class A  4,100 22,624
Shandong Gold Mining Co. Ltd. Class H ~ 12,250 54,539
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  700 8,463
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,610 7,242
Shandong Nanshan Aluminum Co. Ltd.
Class A  7,900 6,079
Shandong Sun Paper Industry JSC Ltd.
Class A  2,100 4,733
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  35,600 22,954
Shanghai Allist Pharmaceuticals Co. Ltd.
Class A  270 4,025
Shanghai Baosight Software Co. Ltd. Class A  647 1,918
Shanghai Baosight Software Co. Ltd. Class B  3,762 3,845
Shanghai BOCHU Electronic Technology Corp.
Ltd. Class A  70 1,361
Shanghai Electric Group Co. Ltd. Class A * 11,600 14,317
Shanghai Electric Power Co. Ltd. Class A  1,700 4,870
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  1,700 6,448
Shanghai International Airport Co. Ltd. Class A  900 4,221
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  1,300 3,323
Shanghai Pudong Development Bank Co. Ltd.
Class A  27,236 48,500
Shanghai Putailai New Energy Technology
Group Co. Ltd. Class A  1,339 5,234
Shanghai RAAS Blood Products Co. Ltd.
Class A  4,500 4,083
Shanghai Rural Commercial Bank Co. Ltd.
Class A  8,600 11,433
Shanghai United Imaging Healthcare Co. Ltd.
Class A  729 13,099
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,000 6,291
Shanjin International Gold Co. Ltd. Class A  2,000 6,965
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  2,900 2,664
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  1,300 2,195
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.
Class A  1,040 25,584
Sharetronic Data Technology Co. Ltd. Class A  200 4,823
Shenergy Co. Ltd. Class A  1,100 1,224
Shengyi Electronics Co. Ltd. Class A  421 5,750
Shengyi Technology Co. Ltd. Class A  2,100 21,382
Shennan Circuits Co. Ltd. Class A  630 20,902

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Shenwan Hongyuan Group Co. Ltd. Class A  22,300 $ 16,820
Shenzhen Envicool Technology Co. Ltd.
Class A  600 9,176
Shenzhen Everwin Precision Technology Co.
Ltd. Class A  900 5,989
Shenzhen Goodix Technology Co. Ltd. Class A  100 1,132
Shenzhen Inovance Technology Co. Ltd.
Class A  1,250 13,472
Shenzhen Kinwong Electronic Co. Ltd. Class A  600 6,263
Shenzhen Longsys Electronics Co. Ltd.
Class A * 300 10,479
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. Class A  1,000 27,269
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  500 4,025
Shenzhen Salubris Pharmaceuticals Co. Ltd.
Class A  600 4,253
Shenzhen Transsion Holdings Co. Ltd. Class A  1,020 9,665
Shenzhou International Group Holdings Ltd. 11,700 92,194
Sichuan Biokin Pharmaceutical Co. Ltd.
Class A * 113 5,225
Sichuan Changhong Electric Co. Ltd. Class A  1,500 1,957
Sichuan Chuantou Energy Co. Ltd. Class A  2,400 4,774
Sichuan Kelun-Biotech Biopharmaceutical Co.
Ltd. Class H * 700 35,138
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  800 3,360
Sichuan Road & Bridge Group Co. Ltd. Class A  4,480 6,379
Sino Biopharmaceutical Ltd. 146,000 116,163
Sinolink Securities Co. Ltd. Class A  1,100 1,464
Sinoma Science & Technology Co. Ltd.
Class A  1,100 5,716
Sinopharm Group Co. Ltd. Class H  19,200 48,010
Sinotruk Hong Kong Ltd. 10,000 35,489
Smoore International Holdings Ltd. ~ 26,000 39,788
SooChow Securities Co. Ltd. Class A  3,310 4,293
Spring Airlines Co. Ltd. Class A  500 4,255
Sungrow Power Supply Co. Ltd. Class A  1,760 43,078
Sunny Optical Technology Group Co. Ltd. 10,100 85,291
Sunwoda Electronic Co. Ltd. Class A  1,200 4,489
SUPCON Technology Co. Ltd. Class A  828 5,845
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,600 19,398
Suzhou TFC Optical Communication Co. Ltd.
Class A  668 19,289
TAL Education Group ADR * 5,880 64,151
TBEA Co. Ltd. Class A  4,500 14,294
TCL Technology Group Corp. Class A  20,000 13,006
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A * 3,950 4,847
Tencent Holdings Ltd. 90,000 6,906,918
Tencent Music Entertainment Group ADR 8,079 141,625
Tianfeng Securities Co. Ltd. Class A * 7,400 4,409
Tianqi Lithium Corp. Class A * 900 7,127
Tianshan Aluminum Group Co. Ltd. Class A  3,200 7,402
Tianshui Huatian Technology Co. Ltd. Class A  900 1,415
Tingyi Cayman Islands Holding Corp. 28,000 42,452
Tongcheng Travel Holdings Ltd. ~ 18,400 53,113
TongFu Microelectronics Co. Ltd. Class A  1,200 6,483
Tongling Nonferrous Metals Group Co. Ltd.
Class A  8,200 7,041
Tongwei Co. Ltd. Class A * 4,000 11,746
Trina Solar Co. Ltd. Class A * 2,121 5,019
Trip.com Group Ltd. 8,699 623,730
Tsingtao Brewery Co. Ltd. Class A  200 1,751
a Shares Value
Tsingtao Brewery Co. Ltd. Class H  10,000 $ 62,687
UBTech Robotics Corp. Ltd. Class H * 2,950 48,070
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  839 9,369
Unisplendour Corp. Ltd. Class A  1,600 5,636
United Nova Technology Co. Ltd. Class A * 6,404 6,131
Verisilicon Microelectronics Shanghai Co. Ltd.
Class A * 456 8,921
Victory Giant Technology Huizhou Co. Ltd.
Class A  700 28,603
Vipshop Holdings Ltd. ADR 4,401 77,854
Wanhua Chemical Group Co. Ltd. Class A  2,800 30,719
Want Want China Holdings Ltd. 68,000 40,541
Weichai Power Co. Ltd. Class A  3,200 7,875
Weichai Power Co. Ltd. Class H  30,000 72,804
Wens Foodstuff Group Co. Ltd. Class A  6,000 14,493
Western Mining Co. Ltd. Class A  2,400 9,497
Western Securities Co. Ltd. Class A  3,300 3,726
Western Superconducting Technologies Co.
Ltd. Class A  625 6,667
Wingtech Technology Co. Ltd. Class A * 900 4,801
Wintime Energy Group Co. Ltd. Class A * 5,200 1,168
Wolong Electric Group Co. Ltd. Class A  1,000 7,040
Wuhan Guide Infrared Co. Ltd. Class A * 2,854 5,991
Wuliangye Yibin Co. Ltd. Class A  3,300 50,044
WUS Printed Circuit Kunshan Co. Ltd. Class A  1,700 17,684
WuXi AppTec Co. Ltd. Class A  1,300 16,844
WuXi AppTec Co. Ltd. Class H ~ 6,240 79,127
Wuxi Biologics Cayman, Inc. * ~ 49,000 198,147
WuXi XDC Cayman, Inc. * 5,000 39,095
XCMG Construction Machinery Co. Ltd.
Class A  10,400 17,239
Xiamen Tungsten Co. Ltd. Class A  1,500 8,815
Xiaomi Corp. Class B * ~ 241,800 1,220,323
Xinjiang Daqo New Energy Co. Ltd. Class A * 1,501 5,759
Xinyi Solar Holdings Ltd. 64,565 24,696
XPeng, Inc. Class A * 17,608 179,036
XtalPi Holdings Ltd. * 24,000 29,238
Yadea Group Holdings Ltd. ~ 18,847 27,606
Yankuang Energy Group Co. Ltd. Class A  12,460 23,439
Yankuang Energy Group Co. Ltd. Class H  36,200 44,739
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  500 5,064
Yealink Network Technology Corp. Ltd. Class A  1,380 7,041
Yonghui Superstores Co. Ltd. Class A * 6,300 4,228
Yonyou Network Technology Co. Ltd. Class A * 2,300 4,367
Youngor Fashion Co. Ltd. Class A  3,500 3,806
YTO Express Group Co. Ltd. Class A  2,300 5,404
Yum China Holdings, Inc. 5,223 247,301
Yunnan Aluminium Co. Ltd. Class A  3,200 15,023
Yunnan Baiyao Group Co. Ltd. Class A  1,700 13,808
Yunnan Yuntianhua Co. Ltd. Class A  1,300 6,214
Yutong Bus Co. Ltd. Class A  1,500 7,019
Zangge Mining Co. Ltd. Class A  1,400 16,919
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd. Class A  600 14,491
Zhaojin Mining Industry Co. Ltd. Class H  24,500 96,739
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,800 10,971
Zhejiang Chint Electrics Co. Ltd. Class A  1,500 5,984
Zhejiang Dahua Technology Co. Ltd. Class A  2,900 7,864
Zhejiang Expressway Co. Ltd. Class H  22,840 21,042
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,675 16,365
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  1,000 5,261

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Zhejiang Juhua Co. Ltd. Class A  2,500 $ 13,747
Zhejiang Leapmotor Technology Co. Ltd.
Class H * ~ 7,300 45,728
Zhejiang Longsheng Group Co. Ltd. Class A  800 1,220
Zhejiang NHU Co. Ltd. Class A  1,704 6,141
Zhejiang Sanhua Intelligent Controls Co. Ltd.
Class A  1,100 8,717
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A  500 1,148
Zhejiang Weiming Environment Protection Co.
Ltd. Class A  1,720 6,250
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  8,300 5,878
Zheshang Securities Co. Ltd. Class A  3,800 5,877
Zhongji Innolight Co. Ltd. Class A  900 78,198
Zhongjin Gold Corp. Ltd. Class A  4,400 14,654
Zhongtai Securities Co. Ltd. Class A  4,600 4,277
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  332 2,436
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  7,000 33,873
Zijin Mining Group Co. Ltd. Class A  22,800 112,229
Zijin Mining Group Co. Ltd. Class H  80,000 366,275
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  5,200 6,421
ZTE Corp. Class A  2,300 12,455
ZTE Corp. Class H  12,400 43,323
ZTO Express Cayman, Inc. 5,916 123,396
39,331,953
Colombia - 0.1%
spacing
Grupo Cibest SA 3,639 66,661
Interconexion Electrica SA ESP 6,234 40,695
107,356
Czech Republic - 0.1%
spacing
CEZ AS 1,808 113,790
Komercni Banka AS 1,023 57,677
Moneta Money Bank AS ~ 3,442 32,347
203,814
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 35,090 75,771
Eastern Co. SAE 21,000 16,333
Talaat Moustafa Group 9,759 16,369
108,473
Greece - 0.6%
spacing
Alpha Bank SA 30,851 129,669
Eurobank SA Class A  36,215 145,609
Hellenic Telecommunications Organization SA 2,244 44,462
Jumbo SA 1,591 52,166
National Bank of Greece SA 12,210 186,232
OPAP SA 2,548 57,193
Piraeus Bank SA 15,818 126,296
Public Power Corp. SA 2,563 54,767
796,394
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
J&T Global Express Ltd. * 33,600 45,226
Orient Overseas International Ltd. 2,000 32,248
a Shares Value
Zijin Gold International Co. Ltd. * 3,000 $ 56,279
133,753
Hungary - 0.3%
spacing
MOL Hungarian Oil & Gas PLC 5,521 49,478
OTP Bank Nyrt 3,124 334,968
Richter Gedeon Nyrt 1,949 58,918
443,364
India - 15.1%
spacing
ABB India Ltd. 755 43,464
Adani Enterprises Ltd. 2,285 56,945
Adani Enterprises Ltd. * 183 2,728
Adani Ports & Special Economic Zone Ltd. 7,516 123,037
Adani Power Ltd. * 40,742 64,770
Alkem Laboratories Ltd. 673 41,222
Ambuja Cements Ltd. 8,734 54,129
APL Apollo Tubes Ltd. 2,538 54,093
Apollo Hospitals Enterprise Ltd. 1,509 118,334
Ashok Leyland Ltd. 41,292 82,401
Asian Paints Ltd. 5,388 166,227
Astral Ltd. 1,723 26,652
AU Small Finance Bank Ltd. ~ 5,147 56,973
Aurobindo Pharma Ltd. 3,708 48,807
Avenue Supermarts Ltd. * ~ 2,277 95,876
Axis Bank Ltd. 32,240 455,889
Bajaj Auto Ltd. 934 97,151
Bajaj Finance Ltd. 39,309 432,281
Bajaj Finserv Ltd. 5,379 122,222
Bajaj Holdings & Investment Ltd. 379 47,777
Balkrishna Industries Ltd. 1,107 28,610
Bank of Baroda 14,640 48,247
Bharat Electronics Ltd. 51,167 227,754
Bharat Forge Ltd. 3,382 55,392
Bharat Heavy Electricals Ltd. 14,838 47,501
Bharat Petroleum Corp. Ltd. 21,114 90,320
Bharti Airtel Ltd. 36,010 845,208
Bosch Ltd. 104 41,718
Britannia Industries Ltd. 1,517 101,792
BSE Ltd. 2,805 82,263
Canara Bank 25,689 44,304
CG Power & Industrial Solutions Ltd. 10,063 72,551
Cholamandalam Investment & Finance Co. Ltd. 5,924 112,365
Cipla Ltd. 7,953 133,672
Coal India Ltd. 25,347 112,594
Colgate-Palmolive India Ltd. 1,732 40,028
Coromandel International Ltd. 1,668 42,091
Cummins India Ltd. 1,947 96,086
Dabur India Ltd. 7,522 42,178
Divi's Laboratories Ltd. 1,674 118,982
Dixon Technologies India Ltd. ~ 512 69,078
DLF Ltd. 10,338 79,096
Dr. Reddy's Laboratories Ltd. 7,624 107,815
Eicher Motors Ltd. 1,922 156,456
Eternal Ltd. * 33,862 104,938
Fortis Healthcare Ltd. 6,941 68,266
FSN E-Commerce Ventures Ltd. * 16,097 47,507
GAIL India Ltd. 32,187 61,733
GE Vernova T&D India Ltd. 1,822 63,501
GMR Airports Ltd. * 36,936 42,952
Godrej Consumer Products Ltd. 5,771 78,550
Godrej Properties Ltd. * 2,128 47,475
Grasim Industries Ltd. 3,826 120,486
Havells India Ltd. 3,124 49,526

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
HCL Technologies Ltd. 13,309 $ 240,539
HDFC Asset Management Co. Ltd. ~ 2,702 80,371
HDFC Bank Ltd. 159,471 1,761,659
HDFC Life Insurance Co. Ltd. ~ 13,567 113,344
Hero MotoCorp Ltd. 1,683 108,145
Hindalco Industries Ltd. 18,962 187,141
Hindustan Aeronautics Ltd. ~ 2,799 136,811
Hindustan Petroleum Corp. Ltd. 13,330 74,096
Hindustan Unilever Ltd. 11,520 296,873
Hitachi Energy India Ltd. 189 38,525
Hyundai Motor India Ltd. 2,285 58,422
ICICI Bank Ltd. 74,185 1,110,295
ICICI Lombard General Insurance Co. Ltd. ~ 3,421 74,799
ICICI Prudential Life Insurance Co. Ltd. ~ 5,002 37,228
IDFC First Bank Ltd. 50,921 48,530
Indian Hotels Co. Ltd. 11,956 98,408
Indian Oil Corp. Ltd. 38,963 72,232
Indian Railway Catering & Tourism Corp. Ltd. 3,182 24,264
Indus Towers Ltd. * 18,576 86,634
IndusInd Bank Ltd. * 8,157 78,475
Info Edge India Ltd. 5,009 74,357
Infosys Ltd. 46,667 840,420
InterGlobe Aviation Ltd. ~ 2,672 150,715
ITC Ltd. 42,214 189,461
Jindal Stainless Ltd. 4,677 43,708
Jindal Steel Ltd. 5,059 59,310
Jio Financial Services Ltd. 40,096 131,689
JSW Energy Ltd. 6,265 33,661
JSW Steel Ltd. 8,603 111,587
Jubilant Foodworks Ltd. 5,595 34,804
Kalyan Jewellers India Ltd. 5,847 31,625
Kotak Mahindra Bank Ltd. 15,342 376,346
Kwality Wall's India Ltd. * ± 7,743 3,463
Larsen & Toubro Ltd. 9,444 429,212
Lodha Developers Ltd. ~ 4,200 49,658
LTIMindtree Ltd. ~ 1,038 70,107
Lupin Ltd. 3,549 83,363
Mahindra & Mahindra Ltd. 13,091 540,646
Mankind Pharma Ltd. 1,759 43,051
Marico Ltd. 7,188 60,000
Maruti Suzuki India Ltd. 1,761 327,511
Max Healthcare Institute Ltd. 10,940 127,248
Mphasis Ltd. 1,486 46,122
MRF Ltd. 33 56,156
Muthoot Finance Ltd. 1,689 71,641
Nestle India Ltd. 9,410 134,836
NHPC Ltd. 42,800 37,748
NMDC Ltd. 43,739 40,490
NTPC Ltd. 61,011 223,955
Oberoi Realty Ltd. 1,794 33,370
Oil & Natural Gas Corp. Ltd. 42,901 114,802
Oil India Ltd. 6,642 31,378
One 97 Communications Ltd. * 5,409 78,233
Oracle Financial Services Software Ltd. 310 26,560
Page Industries Ltd. 86 34,536
PB Fintech Ltd. * 4,858 98,804
Persistent Systems Ltd. 1,539 107,444
Petronet LNG Ltd. 10,150 32,082
Phoenix Mills Ltd. 2,753 56,845
PI Industries Ltd. 1,082 39,028
Pidilite Industries Ltd. 4,310 71,104
Polycab India Ltd. 749 63,570
Power Finance Corp. Ltd. 20,920 82,832
Power Grid Corp. of India Ltd. 65,266 192,454
a Shares Value
Prestige Estates Projects Ltd. 2,430 $ 43,136
Punjab National Bank 32,603 44,848
Rail Vikas Nigam Ltd. ~ 7,469 29,707
REC Ltd. 16,732 66,533
Reliance Industries Ltd. 85,348 1,493,472
Samvardhana Motherson International Ltd. 59,520 79,512
SBI Cards & Payment Services Ltd. 3,999 38,340
SBI Life Insurance Co. Ltd. ~ 6,286 142,485
Shree Cement Ltd. 127 37,571
Shriram Finance Ltd. 19,818 219,933
Siemens Energy India Ltd. * 1,265 35,955
Siemens Ltd. 1,251 42,708
Solar Industries India Ltd. 386 52,633
SRF Ltd. 2,103 72,057
State Bank of India 25,837 282,633
Sun Pharmaceutical Industries Ltd. 13,454 257,614
Sundaram Finance Ltd. 939 55,232
Supreme Industries Ltd. 916 34,205
Suzlon Energy Ltd. * 145,791 85,567
Swiggy Ltd. * 19,359 83,335
Tata Communications Ltd. 1,628 33,064
Tata Consultancy Services Ltd. 12,676 452,903
Tata Consumer Products Ltd. 8,323 110,380
Tata Motors Ltd./new * 28,550 131,983
Tata Motors Passenger Vehicles Ltd. 28,575 116,942
Tata Power Co. Ltd. 22,399 94,691
Tata Steel Ltd. 105,371 211,085
Tech Mahindra Ltd. 7,557 133,854
Titan Co. Ltd. 4,964 224,092
Torrent Pharmaceuticals Ltd. 1,663 71,181
Torrent Power Ltd. 2,497 36,333
Trent Ltd. 2,549 121,564
Tube Investments of India Ltd. 1,516 44,091
TVS Motor Co. Ltd. 3,324 137,741
UltraTech Cement Ltd. 1,655 217,162
Union Bank of India Ltd. 21,729 37,215
United Spirits Ltd. 4,081 65,552
UPL Ltd. 7,163 63,431
Varun Beverages Ltd. 19,032 103,901
Vedanta Ltd. 19,321 129,998
Vishal Mega Mart Ltd. * 29,509 44,813
Vodafone Idea Ltd. * 383,800 46,012
Voltas Ltd. 3,059 46,333
WAAREE Energies Ltd. 1,215 40,182
Wipro Ltd. 36,632 107,397
Yes Bank Ltd. * 222,471 53,516
Zydus Lifesciences Ltd. 2,866 29,197
21,986,825
Indonesia - 1.1%
spacing
Amman Mineral Internasional PT * 204,100 78,578
Astra International Tbk. PT 283,100 113,624
Bank Central Asia Tbk. PT 778,500 375,935
Bank Mandiri Persero Tbk. PT 523,200 159,541
Bank Negara Indonesia Persero Tbk. PT 209,100 54,630
Bank Rakyat Indonesia Persero Tbk. PT 957,297 209,655
Barito Pacific Tbk. PT * 329,588 64,443
Barito Renewables Energy Tbk. PT * 112,600 65,462
Bumi Resources Minerals Tbk. PT * 799,300 52,682
Chandra Asri Pacific Tbk. PT 121,400 50,846
Charoen Pokphand Indonesia Tbk. PT 103,500 27,955
Dian Swastatika Sentosa Tbk. PT * 14,100 85,403
GoTo Gojek Tokopedia Tbk. PT * 12,547,300 47,978
Indofood Sukses Makmur Tbk. PT 61,000 24,737

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Petrindo Jaya Kreasi Tbk. PT 315,000 $ 44,072
Sumber Alfaria Trijaya Tbk. PT 263,700 31,173
Telkom Indonesia Persero Tbk. PT 695,900 145,607
United Tractors Tbk. PT 20,300 35,891
1,668,212
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 21,293 49,462
Gulf Bank KSCP 27,788 32,204
Kuwait Finance House KSCP 154,600 407,344
Mabanee Co. KPSC 9,228 32,679
Mobile Telecommunications Co. KSCP 26,767 45,134
National Bank of Kuwait SAKP 116,149 382,933
Warba Bank KSCP * 31,042 29,569
979,325
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,912 66,966
Malaysia - 1.2%
spacing
AMMB Holdings Bhd. 34,800 55,719
Axiata Group Bhd. 39,200 24,338
CelcomDigi Bhd. 49,700 39,069
CIMB Group Holdings Bhd. 113,420 230,324
Gamuda Bhd. 65,920 80,730
Hong Leong Bank Bhd. 9,100 49,632
IHH Healthcare Bhd. 30,800 66,427
IOI Corp. Bhd. 34,300 33,818
Kuala Lumpur Kepong Bhd. 7,038 34,687
Malayan Banking Bhd. 83,888 216,589
Maxis Bhd. 33,400 31,173
MISC Bhd. 18,400 35,358
Mr. DIY Group M Bhd. ~ 47,750 17,977
Nestle Malaysia Bhd. 1,000 28,093
Petronas Chemicals Group Bhd. 34,100 30,448
Petronas Dagangan Bhd. 4,200 20,647
Petronas Gas Bhd. 10,900 48,725
Press Metal Aluminium Holdings Bhd. 51,900 91,024
Public Bank Bhd. 203,800 227,867
QL Resources Bhd. 23,550 21,995
RHB Bank Bhd. 23,978 45,544
SD Guthrie Bhd. 28,402 40,104
Sunway Bhd. 35,100 48,616
Telekom Malaysia Bhd. 16,281 32,278
Tenaga Nasional Bhd. 36,700 123,975
YTL Corp. Bhd. 41,400 20,774
YTL Power International Bhd. 42,900 34,939
1,730,870
Mexico - 2.0%
spacing
America Movil SAB de CV 254,600 263,401
Arca Continental SAB de CV 7,200 77,920
Cemex SAB de CV 213,000 244,493
Coca-Cola Femsa SAB de CV 7,410 70,394
Fibra Uno Administracion SA de CV REIT 39,900 59,803
Fomento Economico Mexicano SAB de CV 24,100 243,389
Gruma SAB de CV Class B  2,180 37,558
Grupo Aeroportuario del Centro Norte SAB
de CV 4,000 54,095
Grupo Aeroportuario del Pacifico SAB de CV
Class B  5,425 142,516
Grupo Aeroportuario del Sureste SAB de CV
Class B  2,515 80,891
a Shares Value
Grupo Bimbo SAB de CV 18,400 $ 60,409
Grupo Carso SAB de CV Class Series A1  8,000 52,396
Grupo Comercial Chedraui SA de CV 4,700 32,187
Grupo Financiero Banorte SAB de CV Class O  35,600 330,033
Grupo Financiero Inbursa SAB de CV Class O  21,500 52,020
Grupo Mexico SAB de CV 43,800 413,567
Industrias Penoles SAB de CV * 2,800 147,209
Kimberly-Clark de Mexico SAB de CV Class A  20,900 44,568
Prologis Property Mexico SA de CV REIT 14,837 62,158
Promotora y Operadora de Infraestructura
SAB de CV 2,675 39,713
Sigma Foods SAB de CV Class A  50,962 44,545
Southern Copper Corp. 1,267 181,776
Wal-Mart de Mexico SAB de CV 72,900 227,232
2,962,273
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 2,325 64,705
Credicorp Ltd. 945 271,215
335,920
Philippines - 0.4%
spacing
Ayala Corp. 3,500 27,842
Ayala Land, Inc. 91,900 35,038
Bank of the Philippine Islands 26,131 51,567
BDO Unibank, Inc. 33,941 77,517
International Container Terminal Services, Inc. 14,170 135,979
Jollibee Foods Corp. 7,040 21,504
Manila Electric Co. 3,960 38,636
Metropolitan Bank & Trust Co. 25,670 29,888
PLDT, Inc. 1,045 22,387
SM Investments Corp. 3,030 36,026
SM Prime Holdings, Inc. 141,700 54,794
531,178
Poland - 1.1%
spacing
Allegro.eu SA * ~ 10,848 93,086
Bank Millennium SA * 8,539 39,432
Bank Polska Kasa Opieki SA 2,565 145,491
Budimex SA 179 31,666
CCC SA * 765 25,376
CD Projekt SA 911 60,860
Dino Polska SA * ~ 6,869 78,865
KGHM Polska Miedz SA * 1,968 152,910
LPP SA 16 92,452
mBank SA * 208 61,513
ORLEN SA 8,078 215,656
PGE Polska Grupa Energetyczna SA * 12,644 30,901
Powszechna Kasa Oszczednosci Bank Polski
SA 12,259 289,337
Powszechny Zaklad Ubezpieczen SA 8,371 154,943
Santander Bank Polska SA 574 86,770
Zabka Group SA * 5,547 35,289
1,594,547
Qatar - 0.6%
spacing
Al Rayan Bank 84,954 51,183
Barwa Real Estate Co. 28,495 20,453
Commercial Bank PSQC 45,643 52,651
Dukhan Bank 25,864 24,834
Industries Qatar QSC 21,122 69,208
Mesaieed Petrochemical Holding Co. 81,929 24,586
Ooredoo QPSC 13,675 48,896

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Qatar Electricity & Water Co. QSC 6,085 $ 25,152
Qatar Fuel QSC 7,940 33,081
Qatar Gas Transport Co. Ltd. 38,249 47,157
Qatar International Islamic Bank QSC 13,949 43,789
Qatar Islamic Bank QPSC 24,944 164,156
Qatar National Bank QPSC 64,824 332,221
937,367
Romania - 0.1%
spacing
NEPI Rockcastle NV 8,242 72,590
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 1
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ) * ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 2.8%
spacing
ACWA Power Co. * 2,163 104,779
Ades Holding Co. 4,657 21,636
Al Rajhi Bank 27,523 714,913
Alinma Bank 17,151 111,451
Almarai Co. JSC 6,886 79,453
Arab National Bank 12,674 73,065
Arabian Internet & Communications Services
Co. 340 20,407
Bank Al-Jazira * 8,947 26,568
Bank AlBilad 10,376 68,531
Banque Saudi Fransi 17,284 77,520
Bupa Arabia for Cooperative Insurance Co. 1,164 43,125
Co. for Cooperative Insurance 1,038 32,379
Dallah Healthcare Co. 516 17,244
Dar Al Arkan Real Estate Development Co. * 7,462 31,727
a Shares Value
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,228 $ 84,141
Elm Co. 338 67,404
Etihad Etisalat Co. 5,305 93,210
Jabal Omar Development Co. * 8,174 32,144
Jarir Marketing Co. 8,107 27,622
Makkah Construction & Development Co. 1,375 29,162
Mouwasat Medical Services Co. 1,375 24,436
Riyad Bank 20,571 148,887
SABIC Agri-Nutrients Co. 3,276 96,593
Sahara International Petrochemical Co. 5,243 20,961
SAL Saudi Logistics Services 504 21,546
Saudi Arabian Mining Co. * 19,131 310,754
Saudi Arabian Oil Co. ~ 84,491 536,531
Saudi Awwal Bank 14,000 120,759
Saudi Basic Industries Corp. 12,647 172,974
Saudi Electricity Co. 11,560 43,298
Saudi Investment Bank 8,608 30,121
Saudi National Bank 41,274 416,834
Saudi Research & Media Group * 513 17,024
Saudi Tadawul Group Holding Co. 686 25,660
Saudi Telecom Co. 28,019 320,869
Yanbu National Petrochemical Co. 3,951 28,940
4,092,668
South Africa - 3.2%
spacing
Absa Group Ltd. 11,848 171,238
Bid Corp. Ltd. 4,697 119,657
Bidvest Group Ltd. 4,480 64,249
Capitec Bank Holdings Ltd. 1,221 306,497
Clicks Group Ltd. 3,271 66,651
Discovery Ltd. 8,093 111,220
FirstRand Ltd. 70,815 388,066
Gold Fields Ltd. 12,572 548,169
Harmony Gold Mining Co. Ltd. 8,056 161,620
Impala Platinum Holdings Ltd. 12,722 199,928
MTN Group Ltd. 24,473 250,547
Naspers Ltd. Class N  10,996 733,339
Nedbank Group Ltd. 6,477 104,140
Northam Platinum Holdings Ltd. 5,074 102,966
OUTsurance Group Ltd. 11,872 51,374
Pepkor Holdings Ltd. ~ 49,122 78,479
Remgro Ltd. 7,018 77,010
Sanlam Ltd. 25,036 148,901
Sasol Ltd. * 8,158 52,052
Shoprite Holdings Ltd. 6,623 108,059
Sibanye Stillwater Ltd. * 39,811 145,143
Standard Bank Group Ltd. 18,444 323,517
Valterra Platinum Ltd. 3,729 315,803
Vodacom Group Ltd. 8,650 73,812
4,702,437
South Korea - 12.6%
spacing
Alteogen, Inc. * 563 175,674
Amorepacific Corp. 409 33,873
APR Corp. 342 54,837
Celltrion, Inc. 2,099 263,390
Coway Co. Ltd. 750 45,148
DB Insurance Co. Ltd. 642 58,296
Doosan Bobcat, Inc. 738 29,520
Doosan Co. Ltd. 105 57,074
Doosan Enerbility Co. Ltd. * 6,298 329,411
Ecopro BM Co. Ltd. * 688 69,986
Ecopro Co. Ltd. 1,434 90,334

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Hana Financial Group, Inc. 3,897 $ 254,266
Hanjin Kal Corp. 327 28,009
Hankook Tire & Technology Co. Ltd. 1,038 42,067
Hanmi Semiconductor Co. Ltd. 604 53,546
Hanwha Aerospace Co. Ltd. 470 306,933
Hanwha Ocean Co. Ltd. * 1,936 152,867
Hanwha Systems Co. Ltd. 1,058 39,960
HD Hyundai Co. Ltd. 608 79,581
HD Hyundai Electric Co. Ltd. 329 176,689
HD Hyundai Heavy Industries Co. Ltd. 516 181,864
HD Hyundai Marine Solution Co. Ltd. 222 29,747
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 596 168,174
HLB, Inc. * 1,664 58,641
HMM Co. Ltd. 3,252 46,251
HYBE Co. Ltd. 322 73,671
Hyosung Heavy Industries Corp. 79 97,592
Hyundai Glovis Co. Ltd. 524 65,773
Hyundai Mobis Co. Ltd. 835 216,667
Hyundai Motor Co. 1,945 401,658
Hyundai Rotem Co. Ltd. 1,074 140,072
Industrial Bank of Korea 3,800 55,235
Kakao Corp. 4,348 181,317
KakaoBank Corp. 2,337 35,035
KB Financial Group, Inc. 5,081 437,396
Kia Corp. 3,308 280,431
Korea Aerospace Industries Ltd. 1,024 81,134
Korea Electric Power Corp. * 3,605 118,315
Korea Investment Holdings Co. Ltd. 587 66,093
Korea Zinc Co. Ltd. 54 49,144
Korean Air Lines Co. Ltd. 2,565 40,096
Krafton, Inc. * 397 67,644
KT&G Corp. 1,344 132,576
LG Chem Ltd. 694 160,531
LG Corp. 1,289 72,219
LG Display Co. Ltd. * 4,232 34,770
LG Electronics, Inc. 1,479 94,372
LG Energy Solution Ltd. * 658 168,274
LG H&H Co. Ltd. 137 24,565
LG Uplus Corp. 2,937 30,011
LIG Nex1 Co. Ltd. 185 53,902
LS Electric Co. Ltd. 211 67,596
Meritz Financial Group, Inc. 1,102 86,520
Mirae Asset Securities Co. Ltd. 2,813 45,631
NAVER Corp. 1,982 333,177
NH Investment & Securities Co. Ltd. 1,989 29,130
POSCO Future M Co. Ltd. * 501 65,049
POSCO Holdings, Inc. 1,022 216,662
Posco International Corp. 737 25,408
S-Oil Corp. * 626 36,019
Samsung Biologics Co. Ltd. * ~ 162 190,218
Samsung C&T Corp. 1,192 197,983
Samsung Electro-Mechanics Co. Ltd. 787 139,282
Samsung Electronics Co. Ltd. 66,543 5,577,294
Samsung Fire & Marine Insurance Co. Ltd. 418 144,213
Samsung Heavy Industries Co. Ltd. * 9,881 165,233
Samsung Life Insurance Co. Ltd. 1,118 122,214
Samsung SDI Co. Ltd. * 850 158,942
Samsung SDS Co. Ltd. 597 71,046
Samyang Foods Co. Ltd. 58 49,523
Shinhan Financial Group Co. Ltd. 6,121 325,942
SK Biopharmaceuticals Co. Ltd. * 440 38,033
SK Hynix, Inc. 7,666 3,471,761
SK Innovation Co. Ltd. 946 66,397
a Shares Value
SK Square Co. Ltd. * 1,303 $ 331,820
SK Telecom Co. Ltd. 1,436 53,317
SK, Inc. 508 90,655
Woori Financial Group, Inc. 9,232 179,188
Yuhan Corp. 787 61,262
18,344,146
Taiwan - 20.2%
spacing
Accton Technology Corp. 7,000 264,159
Advantech Co. Ltd. 6,898 63,070
Alchip Technologies Ltd. 1,000 111,625
ASE Technology Holding Co. Ltd. 47,000 370,591
Asia Cement Corp. 32,000 37,844
Asia Vital Components Co. Ltd. 5,000 239,973
Asustek Computer, Inc. 10,000 173,827
Bizlink Holding, Inc. 3,000 144,934
Caliway Biopharmaceuticals Co. Ltd. * 14,000 69,096
Catcher Technology Co. Ltd. 7,000 46,255
Cathay Financial Holding Co. Ltd. 133,202 321,308
Chailease Holding Co. Ltd. 21,663 72,615
Chang Hwa Commercial Bank Ltd. 97,691 63,526
Cheng Shin Rubber Industry Co. Ltd. 25,000 23,459
China Airlines Ltd. 42,000 26,964
China Steel Corp. 165,000 99,690
Chroma ATE, Inc. 5,000 123,667
Chunghwa Telecom Co. Ltd. 53,000 220,295
Compal Electronics, Inc. 59,000 56,992
CTBC Financial Holding Co. Ltd. 234,000 373,883
Delta Electronics, Inc. 27,000 823,606
E Ink Holdings, Inc. 12,000 75,395
E.Sun Financial Holding Co. Ltd. 204,467 219,626
Eclat Textile Co. Ltd. 3,000 36,704
Elite Material Co. Ltd. 4,000 209,568
eMemory Technology, Inc. 1,000 54,921
Eva Airways Corp. 39,000 45,350
Evergreen Marine Corp. Taiwan Ltd. 15,000 90,487
Far Eastern New Century Corp. 44,000 38,909
Far EasTone Telecommunications Co. Ltd. 25,000 70,202
Feng TAY Enterprise Co. Ltd. 7,080 26,220
First Financial Holding Co. Ltd. 160,221 149,818
Formosa Chemicals & Fibre Corp. 50,000 50,997
Formosa Plastics Corp. 54,000 66,964
Fortune Electric Co. Ltd. 2,320 56,281
Fubon Financial Holding Co. Ltd. 117,573 359,849
Gigabyte Technology Co. Ltd. 8,000 63,288
Global Unichip Corp. 1,000 67,237
Globalwafers Co. Ltd. 4,000 51,624
Gold Circuit Electronics Ltd. 5,000 109,220
Hon Hai Precision Industry Co. Ltd. 177,000 1,297,466
Hotai Motor Co. Ltd. 4,120 71,988
Hua Nan Financial Holdings Co. Ltd. 126,184 124,495
Innolux Corp. 108,063 58,645
International Games System Co. Ltd. 3,000 68,831
Inventec Corp. 38,000 51,820
Jentech Precision Industrial Co. Ltd. 1,000 87,194
KGI Financial Holding Co. Ltd. 222,376 121,915
King Slide Works Co. Ltd. 1,000 119,410
King Yuan Electronics Co. Ltd. 16,000 125,950
Largan Precision Co. Ltd. 1,000 79,134
Lite-On Technology Corp. 28,000 145,665
Lotes Co. Ltd. 1,000 41,232
MediaTek, Inc. 21,000 953,509
Mega Financial Holding Co. Ltd. 166,194 211,636
Nan Ya Plastics Corp. 73,000 139,592

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Nien Made Enterprise Co. Ltd. 2,000 $ 22,971
Novatek Microelectronics Corp. 8,000 95,117
Pegatron Corp. 28,000 61,080
PharmaEssentia Corp. 4,219 63,023
President Chain Store Corp. 8,000 56,326
Quanta Computer, Inc. 38,000 328,202
Realtek Semiconductor Corp. 7,000 108,687
Shanghai Commercial & Savings Bank Ltd. 54,178 69,961
SinoPac Financial Holdings Co. Ltd. 172,866 157,271
Taiwan Business Bank 99,312 50,585
Taiwan Cooperative Financial Holding Co. Ltd. 151,632 117,251
Taiwan High Speed Rail Corp. 26,000 23,165
Taiwan Mobile Co. Ltd. 24,000 82,805
Taiwan Semiconductor Manufacturing Co. Ltd. 346,000 17,008,410
TCC Group Holdings Co. Ltd. 95,493 70,427
Teco Electric & Machinery Co. Ltd. 17,000 45,555
TS Financial Holding Co. Ltd. 296,919 192,759
Uni-President Enterprises Corp. 67,000 164,280
Unimicron Technology Corp. 19,000 132,674
United Microelectronics Corp. 158,000 246,731
Vanguard International Semiconductor Corp. 16,098 47,012
Wan Hai Lines Ltd. 9,500 23,745
Wistron Corp. 43,000 205,498
Wiwynn Corp. 2,000 284,933
Yageo Corp. 23,844 174,778
Yang Ming Marine Transport Corp. 25,000 44,205
Yuanta Financial Holding Co. Ltd. 148,856 186,004
Zhen Ding Technology Holding Ltd. 10,000 45,065
29,377,041
Thailand - 1.0%
spacing
Advanced Info Service PCL 14,600 144,980
Airports of Thailand PCL 60,300 101,163
Bangkok Dusit Medical Services PCL 156,200 95,665
Bumrungrad Hospital PCL 8,400 41,976
Central Pattana PCL 28,300 49,553
Charoen Pokphand Foods PCL 53,300 36,894
CP ALL PCL 76,000 104,953
CP Axtra PCL 25,577 12,731
Delta Electronics Thailand PCL NVDR 43,800 239,038
Gulf Development PCL * 63,289 83,530
Kasikornbank PCL NVDR 8,300 51,192
Krung Thai Bank PCL 49,300 44,174
Minor International PCL 43,990 33,824
PTT Exploration & Production PCL 19,200 68,655
PTT PCL 138,000 140,131
SCB X PCL 1,050 4,616
SCB X PCL NVDR 10,700 47,158
Siam Cement PCL 11,000 64,033
TMBThanachart Bank PCL 335,800 21,511
True Corp. PCL 146,974 50,790
1,436,567
Turkey - 0.4%
spacing
Akbank TAS 44,079 71,517
Aselsan Elektronik Sanayi Ve Ticaret AS 19,057 102,679
BIM Birlesik Magazalar AS 6,315 78,834
Eregli Demir ve Celik Fabrikalari TAS 49,975 27,694
Ford Otomotiv Sanayi AS 9,669 20,847
Haci Omer Sabanci Holding AS 16,452 32,220
KOC Holding AS 10,661 41,827
Turk Hava Yollari AO 7,887 49,274
Turkcell Iletisim Hizmetleri AS 17,086 36,995
Turkiye Is Bankasi AS Class C  122,758 40,192
a Shares Value
Turkiye Petrol Rafinerileri AS 13,375 $ 57,377
Yapi ve Kredi Bankasi AS * 47,927 40,356
599,812
United Arab Emirates - 1.4%
spacing
Abu Dhabi Commercial Bank PJSC 44,592 173,621
Abu Dhabi Islamic Bank PJSC 20,535 115,975
Abu Dhabi National Oil Co. for Distribution
PJSC 43,449 46,137
ADNOC Drilling Co. PJSC 44,396 64,550
Adnoc Gas PLC 84,249 81,427
ADNOC Logistics & Services 25,755 41,510
Aldar Properties PJSC 54,239 128,370
Americana Restaurants International PLC -
Foreign Co. 42,167 18,599
Dubai Electricity & Water Authority PJSC 84,231 63,469
Dubai Islamic Bank PJSC 40,955 103,344
Emaar Development PJSC 14,130 58,265
Emaar Properties PJSC 93,104 355,335
Emirates NBD Bank PJSC 26,717 202,592
Emirates Telecommunications Group Co.
PJSC 49,158 245,472
First Abu Dhabi Bank PJSC 62,282 295,745
Salik Co. PJSC 26,828 46,384
Two Point Zero Group PJSC * 47,857 33,998
2,074,793
United States - 0.3%
spacing
BeOne Medicines Ltd. Class H * 11,989 275,942
JBS NV Class A * 5,652 81,502
Legend Biotech Corp. ADR * 1,030 22,392
379,836
Total Common Stocks
    (Cost $136,212,202) 140,911,557
Principal
Amount
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bills - 0.0%
3.533% due 02/12/26 ‡ $ 76,000 75,690
Total Short-Term Investments
(Cost $75,665) 75,690
TOTAL INVESTMENTS - 98.5%
(Cost $138,483,899) 143,513,838
DERIVATIVES - 0.0% 65,336
OTHER ASSETS & LIABILITIES, NET - 1.5% 2,064,976
NET ASSETS - 100.0% $ 145,644,150

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, an investment with a value of $75,690 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of December 31, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(e) As of December 31, 2025, open futures contracts outstanding were as follows:
Technology 24 .0%
Financial 23 .4%
Communications 15 .9%
Industrial 8 .5%
Consumer, Cyclical 7 .0%
Consumer, Non-Cyclical 6 .9%
Basic Materials 6 .3%
Energy 4 .1%
Others (each less than 3.0%) 2 .4%
98 .5%
Derivatives 0 .0%
Other Assets & Liabilities, Net 1 .5%
100 .0%
China 27 .0%
Taiwan 20 .2%
India 15 .1%
South Korea 13 .1%
Brazil 4 .2%
South Africa 3 .2%
Others (each less than 3.0%) 15 .7%
98 .5%
Derivatives 0 .0%
Other Assets and Liabilities, Net 1 .5%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 03/26 37 $ 2,545,754 $ 2,611,090 $ 65,336

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(f) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Warrants $ 919 $ – $ 919 $ –
Preferred Stocks
Brazil 1,478,475 73,137 1,405,338 –
Chile 141,597 – 141,597 –
Colombia 98,446 – 98,446 –
South Korea 807,154 – 807,154 –
Total Preferred Stocks 2,525,672 73,137 2,452,535 –
Common Stocks
Australia 608,953 – 608,953 –
Brazil 4,628,208 970,751 3,657,457 –
Chile 675,915 325,266 350,649 –
China 39,331,953 2,413,816 36,896,446 21,691
Colombia 107,356 107,356 – –
Czech Republic 203,814 – 203,814 –
Egypt 108,473 92,104 16,369 –
Greece 796,394 280,117 516,277 –
Hong Kong 133,753 56,279 77,474 –
Hungary 443,364 – 443,364 –
India 21,986,825 509,116 21,474,246 3,463
Indonesia 1,668,212 85,403 1,582,809 –
Kuwait 979,325 534,619 444,706 –
Luxembourg 66,966 66,966 – –
Malaysia 1,730,870 212,673 1,518,197 –
Mexico 2,962,273 2,962,273 – –
Peru 335,920 335,920 – –
Philippines 531,178 238,753 292,425 –
Poland 1,594,547 – 1,594,547 –
Qatar 937,367 628,093 309,274 –
Romania 72,590 72,590 – –
Russia 1 – – 1
Saudi Arabia 4,092,668 761,150 3,331,518 –
South Africa 4,702,437 673,353 4,029,084 –
South Korea 18,344,146 393,320 17,950,826 –
Taiwan 29,377,041 344,121 29,032,920 –
Thailand 1,436,567 – 1,436,567 –
Turkey 599,812 – 599,812 –
United Arab Emirates 2,074,793 1,093,100 981,693 –
United States 379,836 103,894 275,942 –
Total Common Stocks 140,911,557 13,261,033 127,625,369 25,155
Short-Term Investments 75,690 – 75,690 –
Derivatives:
Equity Contracts
Futures 65,336 65,336 – –
Total $ 143,579,174 $ 13,399,506 $ 130,154,513 $ 25,155

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
December 31, 2025

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * ± Ω 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.2%
Germany - 0.2%
spacing
Bayerische Motoren Werke AG 2,118 225,695
Dr. Ing hc F Porsche AG ~ 4,464 237,763
Henkel AG & Co. KGaA 6,286 512,842
Volkswagen AG 8,084 986,561
1,962,861
Total Preferred Stocks
    (Cost $2,263,694) 1,962,861
COMMON STOCKS - 97.7%
Australia - 5.8%
spacing
ANZ Group Holdings Ltd. 119,974 2,900,684
Aristocrat Leisure Ltd. 21,765 842,618
BHP Group Ltd. 199,112 6,009,026
Commonwealth Bank of Australia 65,606 7,002,720
CSL Ltd. 19,020 2,188,849
Fortescue Ltd. 66,389 970,773
Glencore PLC * 394,081 2,154,307
Goodman Group REIT 80,163 1,649,607
Macquarie Group Ltd. 14,195 1,918,172
National Australia Bank Ltd. 120,082 3,376,314
Rio Tinto Ltd. 14,553 1,419,727
Rio Tinto PLC 44,251 3,564,463
Telstra Group Ltd. 155,741 505,311
Transurban Group >> 122,087 1,155,382
Wesfarmers Ltd. 44,488 2,396,703
Westpac Banking Corp. 134,091 3,440,978
Woodside Energy Group Ltd. 74,530 1,162,117
42,657,751
Austria - 0.2%
spacing
Erste Group Bank AG 12,070 1,447,306
Verbund AG 2,669 193,800
1,641,106
Belgium - 0.7%
spacing
Anheuser-Busch InBev SA 38,751 2,487,078
KBC Group NV 9,003 1,172,514
UCB SA 4,956 1,380,872
5,040,464
Brazil - 0.3%
spacing
Wheaton Precious Metals Corp. † 17,797 2,092,254
Canada - 11.8%
spacing
Agnico Eagle Mines Ltd. 19,762 3,351,283
Alimentation Couche-Tard, Inc. 29,307 1,600,563
Bank of Montreal 28,025 3,639,544
Bank of Nova Scotia 48,639 3,587,283
Barrick Mining Corp. 66,756 2,907,975
a Shares Value
Brookfield Asset Management Ltd. Class A  16,051 $ 840,820
Brookfield Corp. 80,773 3,708,655
Cameco Corp. 17,069 1,562,954
Canadian Imperial Bank of Commerce 36,444 3,303,870
Canadian National Railway Co. 20,618 2,039,192
Canadian Natural Resources Ltd. (TSE) 81,886 2,773,582
Canadian Pacific Kansas City Ltd. 35,554 2,617,560
Cenovus Energy, Inc. 55,556 939,864
Constellation Software, Inc. 789 1,897,785
Dollarama, Inc. 10,756 1,607,581
Enbridge, Inc. 85,484 4,090,626
Fairfax Financial Holdings Ltd. 817 1,557,089
Fortis, Inc. 19,731 1,025,831
Franco-Nevada Corp. 7,569 1,568,945
George Weston Ltd. 6,809 469,742
Great-West Lifeco, Inc. 10,866 535,878
Hydro One Ltd. ~ 12,932 514,811
Imperial Oil Ltd. 6,818 589,034
Intact Financial Corp. 6,971 1,451,185
Loblaw Cos. Ltd. 23,394 1,057,592
Manulife Financial Corp. 66,431 2,412,241
National Bank of Canada 15,371 1,933,036
Nutrien Ltd. † 19,022 1,174,124
Pembina Pipeline Corp. 22,775 867,659
Restaurant Brands International, Inc. 12,209 833,117
Royal Bank of Canada 55,091 9,391,820
Shopify, Inc. Class A * 47,909 7,714,028
Sun Life Financial, Inc. 21,973 1,371,642
Suncor Energy, Inc. 47,398 2,103,738
TC Energy Corp. † 40,772 2,245,126
TELUS Corp. * 2,600 34,268
TELUS Corp. 17,353 228,710
Thomson Reuters Corp. 6,161 813,043
Toronto-Dominion Bank 66,679 6,284,358
86,646,154
China - 0.5%
spacing
BOC Hong Kong Holdings Ltd. 145,006 735,903
Prosus NV 51,295 3,176,133
3,912,036
Denmark - 1.3%
spacing
DSV AS 8,012 2,017,873
Novo Nordisk AS Class B  126,260 6,403,712
Novonesis Novozymes B Class B  13,814 883,827
9,305,412
Finland - 0.8%
spacing
Kone OYJ Class B  13,325 943,982
Nokia OYJ (OMXH) 207,664 1,338,824
Nordea Bank Abp 121,748 2,290,597
Sampo OYJ Class A  94,920 1,148,419
5,721,822
France - 9.0%
spacing
Air Liquide SA 22,681 4,262,983
Airbus SE 23,295 5,409,653
AXA SA 68,003 3,262,852
BNP Paribas SA 39,404 3,727,893
Capgemini SE 6,046 1,003,927
Cie de Saint-Gobain SA 17,609 1,790,692
Cie Generale des Etablissements Michelin
SCA 26,285 871,247

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Credit Agricole SA 41,834 $ 861,273
Danone SA 25,377 2,288,980
Dassault Systemes SE 26,295 734,636
Engie SA 71,604 1,880,990
EssilorLuxottica SA 11,802 3,731,766
Hermes International SCA 1,242 3,083,699
Kering SA 2,918 1,019,659
Legrand SA 10,281 1,528,401
L'Oreal SA 9,416 4,042,436
LVMH Moet Hennessy Louis Vuitton SE 9,804 7,389,624
Orange SA 72,999 1,218,102
Pernod Ricard SA 7,912 677,475
Safran SA 14,117 4,917,189
Sartorius Stedim Biotech 1,145 281,237
Societe Generale SA 27,704 2,230,282
Thales SA 3,633 980,059
TotalEnergies SE 77,856 5,076,055
Veolia Environnement SA 24,717 860,089
Vinci SA 19,558 2,751,479
65,882,678
Germany - 9.3%
spacing
adidas AG 6,704 1,326,628
Allianz SE 15,139 6,999,928
BASF SE 34,990 1,841,124
Bayer AG 38,515 1,670,618
Bayerische Motoren Werke AG 11,022 1,195,175
Beiersdorf AG 3,804 417,745
Commerzbank AG 28,731 1,212,581
Daimler Truck Holding AG 18,627 806,782
Deutsche Bank AG 72,560 2,796,398
Deutsche Boerse AG 7,382 1,940,147
Deutsche Post AG 37,636 2,052,129
Deutsche Telekom AG 144,226 4,694,708
E.ON SE 88,017 1,666,595
Hannover Rueck SE 2,364 735,632
Heidelberg Materials AG 5,246 1,360,061
Henkel AG & Co. KGaA 4,074 310,057
Infineon Technologies AG 51,197 2,233,773
Mercedes-Benz Group AG 28,312 1,962,647
Merck KGaA 5,067 723,178
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 5,122 3,370,718
Rheinmetall AG 1,803 3,289,382
RWE AG 24,787 1,313,385
SAP SE 40,938 9,946,646
Siemens AG 29,795 8,344,875
Siemens Energy AG * 30,383 4,262,387
Siemens Healthineers AG ~ 13,267 695,424
Vonovia SE 29,664 853,711
68,022,434
Hong Kong - 1.4%
spacing
AIA Group Ltd. 411,865 4,239,365
CLP Holdings Ltd. 64,496 576,910
Hang Seng Bank Ltd. 29,424 580,464
Hong Kong Exchanges & Clearing Ltd. 47,215 2,470,353
Prudential PLC 100,458 1,545,353
Sun Hung Kai Properties Ltd. 56,996 694,000
10,106,445
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 3,367 624,781
a Shares Value
Italy - 2.5%
spacing
Banca Monte dei Paschi di Siena SpA 77,426 $ 824,370
Enel SpA 318,857 3,315,262
Eni SpA 80,187 1,520,034
Ferrari NV 4,942 1,836,517
Generali 33,417 1,396,443
Intesa Sanpaolo SpA 558,377 3,858,442
Ryanair Holdings PLC 33,077 1,140,415
UniCredit SpA 54,960 4,552,155
18,443,638
Japan - 17.6%
spacing
Advantest Corp. 30,000 3,793,435
Aeon Co. Ltd. 87,300 1,379,087
Ajinomoto Co., Inc. 35,500 750,470
Bridgestone Corp. 44,800 1,007,967
Canon, Inc. † 34,000 1,006,012
Central Japan Railway Co. 30,300 839,310
Chugai Pharmaceutical Co. Ltd. 26,300 1,379,739
Dai-ichi Life Holdings, Inc. 137,800 1,145,195
Daiichi Sankyo Co. Ltd. 70,600 1,499,158
Daikin Industries Ltd. 10,300 1,317,286
Denso Corp. 68,500 946,130
Disco Corp. 3,600 1,096,783
East Japan Railway Co. 37,800 996,290
FANUC Corp. 36,600 1,424,316
Fast Retailing Co. Ltd. 7,500 2,719,412
FUJIFILM Holdings Corp. 43,900 931,488
Fujitsu Ltd. 69,000 1,896,320
Hitachi Ltd. 179,600 5,632,537
Honda Motor Co. Ltd. 144,900 1,422,146
Hoya Corp. 13,400 2,032,372
ITOCHU Corp. 233,000 2,944,377
Japan Post Bank Co. Ltd. 70,133 987,267
Japan Post Holdings Co. Ltd. 69,900 737,544
Japan Tobacco, Inc. 47,000 1,689,288
KDDI Corp. 114,900 1,988,655
Keyence Corp. 7,600 2,749,108
Komatsu Ltd. 37,300 1,183,620
LY Corp. 107,900 287,116
Marubeni Corp. 55,300 1,540,104
Mitsubishi Corp. 126,400 2,891,106
Mitsubishi Electric Corp. 74,600 2,175,100
Mitsubishi Heavy Industries Ltd. 125,600 3,066,202
Mitsubishi UFJ Financial Group, Inc. 449,400 7,132,459
Mitsui & Co. Ltd. 96,800 2,874,701
Mitsui Fudosan Co. Ltd. 103,600 1,177,339
Mizuho Financial Group, Inc. 97,600 3,561,869
MS&AD Insurance Group Holdings, Inc. 50,400 1,183,241
Murata Manufacturing Co. Ltd. 65,400 1,351,684
NEC Corp. 50,800 1,718,843
Nintendo Co. Ltd. 43,300 2,923,378
NTT, Inc. 1,171,500 1,182,618
Oriental Land Co. Ltd. 42,300 782,549
ORIX Corp. 45,600 1,333,675
Otsuka Holdings Co. Ltd. 17,000 961,506
Panasonic Holdings Corp. 91,400 1,184,912
Recruit Holdings Co. Ltd. 55,200 3,101,774
Renesas Electronics Corp. * 69,700 954,670
Seven & i Holdings Co. Ltd. 81,700 1,173,785
Shin-Etsu Chemical Co. Ltd. 66,100 2,053,142
SoftBank Corp. 1,126,000 1,545,951
SoftBank Group Corp. 150,000 4,207,997

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
a Shares Value
Sompo Holdings, Inc. 34,800 $ 1,181,188
Sony Group Corp. 241,100 6,184,449
Sumitomo Corp. 42,700 1,477,953
Sumitomo Mitsui Financial Group, Inc. 143,700 4,621,595
Suzuki Motor Corp. 61,600 921,257
Takeda Pharmaceutical Co. Ltd. 62,400 1,938,471
Terumo Corp. 52,200 758,736
Tokio Marine Holdings, Inc. 72,000 2,661,559
Tokyo Electron Ltd. 17,600 3,920,000
Toyota Industries Corp. 6,400 725,545
Toyota Motor Corp. 371,500 7,978,740
Toyota Tsusho Corp. 27,100 913,790
129,144,316
Luxembourg - 0.1%
spacing
ArcelorMittal SA 18,388 844,368
Netherlands - 4.2%
spacing
Adyen NV * ~ 989 1,594,836
Argenx SE * 2,414 2,036,314
ASM International NV 1,837 1,112,110
ASML Holding NV 15,217 16,396,624
Heineken NV 11,291 931,585
ING Groep NV 118,456 3,329,588
Koninklijke Ahold Delhaize NV 35,163 1,441,925
Koninklijke Philips NV 30,200 822,322
Nebius Group NV Class A * 8,316 696,091
Universal Music Group NV 43,144 1,124,757
Wolters Kluwer NV 9,115 944,099
30,430,251
Norway - 0.2%
spacing
DNB Bank ASA 34,757 968,357
Equinor ASA 30,071 709,128
1,677,485
Singapore - 1.5%
spacing
DBS Group Holdings Ltd. 83,409 3,653,700
Oversea-Chinese Banking Corp. Ltd. 132,757 2,039,575
Sea Ltd. ADR * 14,997 1,913,167
Singapore Telecommunications Ltd. 291,300 1,030,619
STMicroelectronics NV 26,544 693,730
United Overseas Bank Ltd. 49,100 1,337,264
10,668,055
South Africa - 0.2%
spacing
Anglo American PLC 43,875 1,814,780
Spain - 3.6%
spacing
Aena SME SA ~ 29,403 821,545
Amadeus IT Group SA 17,661 1,307,108
Banco Bilbao Vizcaya Argentaria SA 225,942 5,299,966
Banco Santander SA 583,561 6,868,798
CaixaBank SA (SIBE) 152,780 1,867,907
Cellnex Telecom SA * ~ 19,388 624,326
Endesa SA 12,452 448,227
Iberdrola SA 248,833 5,388,078
Industria de Diseno Textil SA 42,765 2,820,979
Naturgy Energy Group SA 9,504 289,381
Telefonica SA 144,490 593,124
26,329,439
a Shares Value
Sweden - 2.4%
spacing
Assa Abloy AB Class B  39,294 $ 1,517,960
Atlas Copco AB Class A  105,304 1,874,681
Atlas Copco AB Class B  61,192 978,259
Epiroc AB Class A  25,836 582,392
Epiroc AB Class B  15,288 307,573
EQT AB 19,361 756,357
H & M Hennes & Mauritz AB Class B  19,348 387,809
Hexagon AB Class B  81,394 958,715
Investor AB Class B  71,427 2,545,342
Sandvik AB 41,800 1,350,186
Skandinaviska Enskilda Banken AB Class A  59,351 1,251,338
Svenska Handelsbanken AB Class A  57,182 828,426
Swedbank AB Class A  33,284 1,154,789
Telefonaktiebolaget LM Ericsson Class B  109,717 1,067,770
Volvo AB Class B  62,293 1,982,451
17,544,048
Switzerland - 4.1%
spacing
ABB Ltd. 61,444 4,529,498
Chocoladefabriken Lindt & Spruengli AG (LISN
SW) 4 586,624
Chocoladefabriken Lindt & Spruengli AG (LISP
SW) 39 569,863
Cie Financiere Richemont SA Class A  21,075 4,544,843
DSM-Firmenich AG 6,770 546,135
Galderma Group AG 6,062 1,234,421
Givaudan SA 362 1,432,161
Kuehne & Nagel International AG 1,894 406,178
Lonza Group AG 2,753 1,856,127
Partners Group Holding AG 890 1,092,013
Schindler Holding AG (SCHN SW) 921 325,888
Schindler Holding AG (SCHP SW) 1,596 600,200
Sika AG 5,977 1,213,483
Swisscom AG 1,015 737,252
UBS Group AG (XVTX) 124,452 5,746,517
Zurich Insurance Group AG 5,738 4,341,957
29,763,160
United Kingdom - 10.1%
spacing
3i Group PLC 38,942 1,707,561
Ashtead Group PLC 16,527 1,126,798
AstraZeneca PLC 60,793 11,250,309
BAE Systems PLC 117,805 2,711,289
Barclays PLC 547,397 3,503,958
British American Tobacco PLC 85,703 4,858,561
Coca-Cola Europacific Partners PLC 8,147 738,933
Compass Group PLC 66,545 2,108,483
Diageo PLC 87,283 1,880,767
HSBC Holdings PLC 674,879 10,619,850
Imperial Brands PLC 30,004 1,259,874
Lloyds Banking Group PLC 2,320,970 3,069,980
London Stock Exchange Group PLC 18,316 2,203,205
National Grid PLC 194,507 2,983,441
NatWest Group PLC 315,008 2,763,338
Reckitt Benckiser Group PLC 26,467 2,141,693
RELX PLC 71,552 2,882,602
Rolls-Royce Holdings PLC 329,953 5,102,959
SSE PLC 47,274 1,385,975
Standard Chartered PLC 76,294 1,861,607
Tesco PLC 254,831 1,515,437
Unilever PLC 85,442 5,582,542

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of December 31, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of December 31, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of December 31, 2025, an investment with a value of $406,334 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a Shares Value
Vodafone Group PLC 750,806 $ 1,000,831
74,259,993
United States - 10.0%
spacing
Alcon AG 19,590 1,550,118
AP Moller - Maersk AS Class A  115 263,782
AP Moller - Maersk AS Class B  155 355,655
BP PLC 616,802 3,597,167
Experian PLC 35,972 1,621,854
Ferrovial SE 20,136 1,304,624
GSK PLC 159,352 3,906,867
Haleon PLC 349,164 1,764,459
Holcim AG 20,001 1,947,103
Nestle SA 101,009 10,026,064
Novartis AG 74,533 10,270,341
Roche Holding AG (RO SW) 1,255 529,969
Roche Holding AG (ROG SW) 27,543 11,374,437
Sanofi SA 43,309 4,190,369
Schneider Electric SE 21,494 5,880,226
Shell PLC 227,082 8,368,484
Spotify Technology SA * 6,130 3,559,752
Stellantis NV 79,049 865,642
Swiss Re AG 11,712 1,951,098
73,328,011
Total Common Stocks
    (Cost $526,571,534) 715,900,881
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
3.533% due 02/12/26 ‡ $ 408,000 406,334
Total Short-Term Investments
(Cost $406,200) 406,334
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $529,241,428) 718,270,076
Shares
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity
Funds 3.640
%
1,202,540 1,202,540
Principal
Amount
Repurchase Agreements - 0.6%
Clear Street LLC
3.900% due 01/02/26
(Dated 12/31/25, repurchase price of
$2,492,387; collateralized by Federal
National Mortgage Association, Government
National Mortgage Association and U.S.
Treasury Notes: with rates ranging from
1.625% - 7.500% and maturity dates ranging
from 02/28/30 - 03/20/65 and an aggregate
value of $2,542,234) $ 2,491,847 2,491,847
Principal
Amount Value
State of Wisconsin Investment Board
3.740% due 01/14/26
(Dated 12/31/25, repurchase price of
$2,053,277; collateralized by U.S. Treasury
Obligations: with rates ranging from 0.125%
- 2.375% and maturity dates ranging from
01/15/27 - 01/15/32 and an aggregate value
of $2,098,553) $ 2,050,295 $ 2,050,295
4,542,142
Total Securities Lending Collateral
(Cost $5,744,682) 5,744,682
a
TOTAL INVESTMENTS - 98.8%
(Cost $534,986,110) 724,014,758
DERIVATIVES - 0.0% 87,307
OTHER ASSETS & LIABILITIES, NET - 1.2% 8,798,615
NET ASSETS - 100.0% $ 732,900,680
Financial 28 .9%
Consumer, Non-Cyclical 18 .6%
Industrial 13 .7%
Consumer, Cyclical 11 .5%
Technology 6 .8%
Basic Materials 5 .5%
Communications 5 .3%
Energy 4 .6%
Utilities 3 .0%
Others (each less than 3.0%) 0 .9%
98 .8%
Derivatives 0 .0%
Other Assets & Liabilities, Net 1 .2%
100 .0%
Japan 17 .6%
Canada 11 .8%
United Kingdom 10 .1%
United States (Includes Short-Term Investments) 10 .1%
Germany 9 .5%
France 9 .0%
Australia 5 .8%
Netherlands 4 .2%
Switzerland 4 .1%
Spain 3 .6%
Others (each less than 3.0%) 13 .0%
98 .8%
Derivatives 0 .0%
Other Assets and Liabilities, Net 1 .2%
100 .0%

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
December 31, 2025
See Notes to Financial Statements
(d) As of December 31, 2025, open futures contracts outstanding were as follows:
(e) Fair Value Measurements
As of December 31, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 03/26 98 $ 14,140,309 $ 14,220,290 $ 79,981
Montreal Exchange S&P/TSX 60 Index 03/26 5 1,349,200 1,356,526 7,326
Total Futures Contracts $ 87,307
Total Value at
December 31, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 1,962,861 $ – $ 1,962,861 $ –
Common Stocks
Australia 42,657,751 – 42,657,751 –
Austria 1,641,106 – 1,641,106 –
Belgium 5,040,464 – 5,040,464 –
Brazil 2,092,254 2,092,254 – –
Canada 86,646,154 86,646,154 – –
China 3,912,036 – 3,912,036 –
Denmark 9,305,412 – 9,305,412 –
Finland 5,721,822 – 5,721,822 –
France 65,882,678 – 65,882,678 –
Germany 68,022,434 – 68,022,434 –
Hong Kong 10,106,445 – 10,106,445 –
Israel 624,781 624,781 – –
Italy 18,443,638 – 18,443,638 –
Japan 129,144,316 – 129,144,316 –
Luxembourg 844,368 – 844,368 –
Netherlands 30,430,251 696,091 29,734,160 –
Norway 1,677,485 – 1,677,485 –
Singapore 10,668,055 1,913,167 8,754,888 –
South Africa 1,814,780 – 1,814,780 –
Spain 26,329,439 448,227 25,881,212 –
Sweden 17,544,048 – 17,544,048 –
Switzerland 29,763,160 – 29,763,160 –
United Kingdom 74,259,993 738,933 73,521,060 –
United States 73,328,011 3,559,752 69,768,259 –
Total Common Stocks 715,900,881 96,719,359 619,181,522 –
Short-Term Investments 406,334 – 406,334 –
Securities Lending Collateral 5,744,682 1,202,540 4,542,142 –
Derivatives:
Equity Contracts
Futures 87,307 87,307 – –
Total $ 724,102,065 $ 98,009,206 $ 626,092,859 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2025

See Notes to Financial Statements
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
† Securities (or a portion of securities) on loan as of December 31, 2025.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, and/or swap agreements as of December 31, 2025.
§ Variable rate investments. The rate shown is based on the latest available information as of December 31, 2025. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of December 31, 2025.
The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of December 31, 2025. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
SGN Societe Generale
SSB State Street Bank and Trust Co.
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
December 31, 2025
See Notes to Financial Statements
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
The credit spreads, if any, shown in the Schedules of Investments were obtained from published reports or other sources believed to be reliable, and are not audited by the Independent Registered Public Accounting Firm.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

See Notes to Financial Statements
Bond Plus
Portfolio
Core Income
Portfolio
Diversified Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield Bond
Portfolio
Inflation
Managed
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 543,772,771 $ 325,464,227 $ 1,595,120,150 $ 339,768,104 $ 641,780,824 $ 477,402,710
Cash 9,647,644 6,090,336 19,961,466 17,545,419 14,652,363 3,683,829
Cash (segregated for derivative investments) – – – – – 1,820,000
Collateral received for securities on loan 5,670,421 9,607,321 64,692,569 8,693,054 66,126,374 –
Foreign currency held, at value – – – – – 703,946
Receivables:
Dividends and interest 4,126,185 3,094,834 16,775,374 2,375,618 11,508,183 2,029,113
Fund shares sold 8,018 567 319,858 965 1,284 62,949
Securities sold – 31,967 24,510,357 26,224,804 47,322 309,627,051
Variation margin on futures contracts 48,713 – – – – 22,438
Variation margin on swap agreements – – – – – 402,713
Forward foreign currency contracts appreciation – – – – – 30,721
Prepaid expenses and other assets 4,378 2,419 11,604 14,890 4,121 2,398
Total Assets 563,278,130 344,291,671 1,721,391,378 394,622,854 734,120,471 795,787,868
LIABILITIES
Payables:
Fund shares redeemed 270 140,058 570,159 150,464 400,849 145,985
Securities purchased – 2,073,191 33,184,296 42,685,803 – 79,826,563
Sale-buyback financing transactions – – – – – 340,290,069
Due to custodian – – 237,618 – – –
Variation margin on futures contracts 12,146 – 209,210 – – –
Accrued advisory fees 188,484 141,502 579,864 190,536 225,961 127,719
Accrued administration fees 7,539 4,528 23,195 4,690 9,038 5,109
Accrued service fees 523 17,983 114,836 42,180 42,688 42,936
Accrued custodian and portfolio accounting fees 53,675 36,295 260,126 65,929 40,818 48,409
Accrued shareholder report expenses 6,242 1,679 17,575 5,170 6,327 3,111
Accrued trustees' fees and deferred compensation 3,746 46,090 130,377 16,007 30,378 21,628
Accrued other 16,799 14,017 60,105 58,442 26,154 13,855
Payable upon return of securities loaned 5,670,421 9,607,321 64,692,569 8,693,054 66,126,374 –
Forward foreign currency contracts depreciation – – – – – 391,703
Outstanding options written, at value – – – – – 189,334
Swap agreements depreciation 1,096,192 – – – – 357,072
Total Liabilities 7,056,037 12,082,664 100,079,930 51,912,275 66,908,587 421,463,493
NET ASSETS $ 556,222,093 $ 332,209,007 $ 1,621,311,448 $ 342,710,579 $ 667,211,884 $ 374,324,375
NET ASSETS CONSIST OF:
Paid-in capital $ 519,487,460 $ 194,892,900 $ 594,810,603 $ 135,300,928 $ 131,347,522 $ 351,162,791
Undistributed/accumulated earnings (deficit) 36,734,633 137,316,107 1,026,500,845 207,409,651 535,864,362 23,161,584
NET ASSETS $ 556,222,093 $ 332,209,007 $ 1,621,311,448 $ 342,710,579 $ 667,211,884 $ 374,324,375
Class I Shares:
Net Assets $ 2,537,022 $ 105,890,381 $ 594,165,368 $ 245,814,417 $ 253,034,445 $ 250,993,580
Shares outstanding, $.001 par value (unlimited shares
authorized) 238,706 8,056,242 53,855,042 13,867,046 22,125,519 18,821,495
Net Asset Value Per Share $10.63 $13.14 $11.03 $17.73 $11.44 $13.34
Class P Shares:
Net Assets $ 553,685,071 $ 226,318,626 $ 1,027,146,080 $ 96,896,162 $ 414,177,439 $ 123,330,795
Shares outstanding, $.001 par value (unlimited shares
authorized) 51,974,306 16,855,604 68,024,306 5,330,614 32,645,275 8,037,587
Net Asset Value Per Share $10.65 $13.43 $15.10 $18.18 $12.69 $15.34
Investments, at cost (excluding derivatives) $ 539,794,825 $ 333,599,946 $ 1,580,881,241 $ 338,985,164 $ 637,189,954 $ 507,775,627
Securities on loan, at value 5,495,775 9,254,319 62,303,875 8,519,482 63,776,546 –
Foreign currency held, at cost – – (235,534) – – 1,554,360
Premiums received from outstanding options written – – – – – 430,788

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Intermediate
Bond
Portfolio
Short Duration
Bond
Portfolio
Total Return
Portfolio
Emerging
Markets Debt
Portfolio
Dividend Growth
Portfolio
Equity Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 788,371,409 $ 1,302,462,115 $ 2,442,672,373 $ 238,442,214 $ 734,291,615 $ 6,016,564,754
Cash 3,604,847 19,827,964 8,632,071 9,616,080 8,324,378 52,124,791
Cash (segregated for derivative investments) – – 11,170,000 2,755,000 – 3,778,400
Collateral received for securities on loan 5,035,401 20,645,938 33,975,587 19,599,232 – 15,397,706
Foreign currency held, at value 63 2,903 4,519,256 – 27,354 –
Receivables:
Dividends and interest 6,514,623 11,241,669 15,393,951 6,071,723 683,072 3,032,032
Fund shares sold 77,564 340,423 610,342 78,004 58,911 2,496,358
Securities sold – – 1,009,593,685 – 427,814 –
Variation margin on futures contracts – 35,776 – 263,605 – –
Variation margin on swap agreements – – 1,870,574 48,063 – –
Forward foreign currency contracts appreciation – – 2,438,436 724,178 – –
Outstanding purchased options, at value – – 130,154 – – –
Swap premiums paid – – 2,830,727 – – –
Swap agreements appreciation – – 534,960 466,435 – –
Prepaid expenses and other assets 5,269 9,118 29,613 4,599 5,050 39,409
Total Assets 803,609,176 1,354,565,906 3,534,401,729 278,069,133 743,818,194 6,093,433,450
LIABILITIES
Payables:
Fund shares redeemed 399,743 489,830 557,076 127,656 4,003 38,503
Securities purchased – 9,896,606 1,665,073,985 – – –
Sale-buyback financing transactions – – 47,567,301 – – –
Due to custodian – – – 24,966 – –
Due to broker – – 6,044,000 370,000 – –
Variation margin on futures contracts – – 365,023 – – 432,080
Accrued advisory fees 268,066 455,716 603,972 160,662 402,674 220,895
Accrued administration fees 10,723 18,229 24,159 3,497 10,140 81,573
Accrued service fees 11,823 71,099 130,376 3,858 125,754 911,892
Accrued custodian and portfolio accounting fees 52,544 86,042 167,866 57,306 35,234 193,396
Accrued shareholder report expenses 1,837 6,187 8,779 3,618 5,846 21,759
Accrued trustees' fees and deferred compensation 51,677 88,492 118,140 16,103 36,444 274,233
Accrued other 22,140 41,909 58,452 15,099 21,382 169,999
Payable upon return of securities loaned 5,035,401 20,645,938 33,975,587 19,599,232 – 15,397,706
Forward foreign currency contracts depreciation – – 4,617,237 529,344 – –
Outstanding options written, at value – – 52,664 – – –
Swap premiums received – – 268,951 200,659 – –
Swap agreements depreciation – – – 52,898 – –
Total Liabilities 5,853,954 31,800,048 1,759,633,568 21,164,898 641,477 17,742,036
NET ASSETS $ 797,755,222 $ 1,322,765,858 $ 1,774,768,161 $ 256,904,235 $ 743,176,717 $ 6,075,691,414
NET ASSETS CONSIST OF:
Paid-in capital $ 831,373,425 $ 1,057,952,420 $ 798,733,208 $ 124,738,000 ( $ 749,700,338 ) ( $ 354,232,803 )
Undistributed/accumulated earnings (deficit) (33,618,203) 264,813,438 976,034,953 132,166,235 1,492,877,055 6,429,924,217
NET ASSETS $ 797,755,222 $ 1,322,765,858 $ 1,774,768,161 $ 256,904,235 $ 743,176,717 $ 6,075,691,414
Class I Shares:
Net Assets $ 71,522,502 $ 418,104,591 $ 767,007,938 $ 22,493,507 $ 737,282,518 $ 5,431,978,021
Shares outstanding, $.001 par value (unlimited shares
authorized) 7,122,793 35,298,749 50,682,548 1,464,765 15,214,058 30,254,484
Net Asset Value Per Share $10.04 $11.84 $15.13 $15.36 $48.46 $179.54
Class P Shares:
Net Assets $ 726,232,720 $ 904,661,267 $ 1,007,760,223 $ 234,410,728 $ 5,894,199 $ 643,713,393
Shares outstanding, $.001 par value (unlimited shares
authorized) 71,723,880 72,452,470 59,560,647 14,864,109 109,221 3,423,280
Net Asset Value Per Share $10.13 $12.49 $16.92 $15.77 $53.97 $188.04
Investments, at cost (excluding derivatives) $ 803,264,381 $ 1,294,311,785 $ 2,519,757,442 $ 228,063,925 $ 484,898,937 $ 2,477,050,014
Securities on loan, at value 4,869,387 20,058,337 32,891,243 18,435,663 – 14,911,172
Foreign currency held, at cost 53 2,719 4,534,942 (50,182) 26,637 –
Outstanding purchased options, at cost – – 158,035 – – –
Premiums received from outstanding options written – – 95,956 – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Focused Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap Plus
Bond Alpha
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 500,561,721 $ 1,520,210,569 $ 489,470,152 $ 2,520,354,190 $ 1,242,151,411 $ 855,608,658
Cash 29,619 19,488 6,399,539 7,341,935 8,108,549 21,070,903
Cash (segregated for derivative investments) – – 503,000 – – –
Collateral received for securities on loan 8,589,421 3,995,796 – – 24,305,299 15,297,712
Foreign currency held, at value – – – – 250,157 –
Receivables:
Dividends and interest 137,512 471,822 336,825 1,559,024 689,976 6,520,479
Fund shares sold 1,822 220,310 3,969 63,305 14,092 9,990
Securities sold – – 26,704,981 3,821,912 – –
Variation margin on futures contracts – – – – – 75,779
Outstanding purchased options, at value – – 5,943,225 – – –
Swap agreements appreciation – – – – – 3,421,031
Prepaid expenses and other assets 3,404 12,871 2,710 17,334 8,529 6,725
Total Assets 509,323,499 1,524,930,856 529,364,401 2,533,157,700 1,275,528,013 902,011,277
LIABILITIES
Payables:
Fund shares redeemed 90,984 293,686 208,734 1,784,130 506,316 35
Securities purchased – – 26,865,777 5,229,556 956,489 –
Due to broker – – – – – 200,587
Variation margin on futures contracts – – 56,901 – – 315,683
Accrued advisory fees 306,902 713,483 251,761 974,602 673,943 301,151
Accrued administration fees 6,840 20,756 6,714 34,652 17,202 12,046
Accrued service fees 78,456 182,365 80,612 133,715 75,379 601
Accrued custodian and portfolio accounting fees 30,197 69,587 45,235 103,368 73,236 61,925
Accrued shareholder report expenses 1,081 7,393 2,075 11,091 5,023 8,200
Accrued trustees' fees and deferred compensation 46,224 84,272 18,434 128,554 86,645 5,419
Accrued offering expenses – – – – – 40,986
Accrued other 18,296 57,426 16,258 84,866 52,351 25,602
Payable upon return of securities loaned 8,589,421 3,995,796 – – 24,305,299 15,297,712
Outstanding options written, at value – – 6,106,800 – – –
Swap agreements depreciation – – – – – 1,221,305
Total Liabilities 9,168,401 5,424,764 33,659,301 8,484,534 26,751,883 17,491,252
NET ASSETS $ 500,155,098 $ 1,519,506,092 $ 495,705,100 $ 2,524,673,166 $ 1,248,776,130 $ 884,520,025
NET ASSETS CONSIST OF:
Paid-in capital $ 58,194,116 ( $ 920,573,127 ) $ 380,377,951 $ 453,851,315 ( $ 1,237,155,687 ) $ 767,246,049
Undistributed/accumulated earnings (deficit) 441,960,982 2,440,079,219 115,327,149 2,070,821,851 2,485,931,817 117,273,976
NET ASSETS $ 500,155,098 $ 1,519,506,092 $ 495,705,100 $ 2,524,673,166 $ 1,248,776,130 $ 884,520,025
Class I Shares:
Net Assets $ 459,132,913 $ 1,068,482,728 $ 475,922,939 $ 785,941,532 $ 441,926,517 $ 3,527,819
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,283,715 11,958,194 33,614,071 7,999,579 13,271,848 289,568
Net Asset Value Per Share $86.90 $89.35 $14.16 $98.25 $33.30 $12.18
Class P Shares:
Net Assets $ 41,022,185 $ 451,023,364 $ 19,782,161 $ 1,738,731,634 $ 806,849,613 $ 880,992,206
Shares outstanding, $.001 par value (unlimited shares
authorized) 457,813 4,612,616 1,384,201 15,680,839 20,297,645 72,146,277
Net Asset Value Per Share $89.60 $97.78 $14.29 $110.88 $39.75 $12.21
Investments, at cost (excluding derivatives) $ 328,987,723 $ 1,050,163,705 $ 365,262,733 $ 2,084,004,016 $ 1,004,208,267 $ 850,073,362
Securities on loan, at value 8,342,416 3,906,000 – – 23,476,562 14,867,832
Foreign currency held, at cost – – – – 248,030 –
Outstanding purchased options, at cost – – 6,034,827 – – –
Premiums received from outstanding options written – – 6,068,996 – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Large-Cap Value
Portfolio
Mid-Cap Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus Bond
Alpha
Portfolio
Small-Cap
Equity
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 726,377,566 $ 842,183,591 $ 753,112,516 $ 399,743,322 $ 726,171,154 $ 255,256,149
Cash 454,209 7,894,380 15,428,636 4,082,336 25,993,723 407,372
Cash (segregated for derivative investments) – – – – – 39,800
Collateral received for securities on loan 23,364,088 10,714,658 9,102,022 4,174,005 6,133,553 3,036,959
Foreign currency held, at value – – – 3,717 – 4,043
Receivables:
Dividends and interest 864,143 130,801 5,857,534 337,081 5,572,838 257,878
Fund shares sold 454,778 31,608 81,820 260,025 4,753 7,259
Securities sold – 2,272,743 – 155,650 – 62,159
Variation margin on futures contracts – – 497,530 – 68,302 –
Swap agreements appreciation – – 905,769 – 4,001,140 –
Prepaid expenses and other assets 4,997 6,454 5,564 2,390 9,433 2,414
Total Assets 751,519,781 863,234,235 784,991,391 408,758,526 767,954,896 259,074,033
LIABILITIES
Payables:
Fund shares redeemed 168,883 390,906 22,900 178,037 3 77,986
Securities purchased – 2,073,152 – 106,179 – 78,920
Due to broker – – – – 5,923,563 –
Variation margin on futures contracts – – – – 131,104 3,850
Accrued advisory fees 382,159 477,875 263,258 237,650 233,161 151,978
Accrued administration fees 9,935 11,763 10,530 5,432 10,363 3,741
Accrued service fees 79,840 67,901 71,541 35,866 977 22,203
Accrued custodian and portfolio accounting fees 36,475 47,125 63,114 23,567 49,998 42,733
Accrued shareholder report expenses 3,757 – 5,274 4,442 5,847 2,354
Accrued trustees' fees and deferred compensation 67,528 54,907 33,557 21,180 3,026 3,331
Accrued other 32,144 18,926 24,646 12,069 53,684 28,468
Payable upon return of securities loaned 23,364,088 10,714,658 9,102,022 4,174,005 6,133,553 3,036,959
Swap agreements depreciation – – 9,805,694 – – –
Total Liabilities 24,144,809 13,857,213 19,402,536 4,798,427 12,545,279 3,452,523
NET ASSETS $ 727,374,972 $ 849,377,022 $ 765,588,855 $ 403,960,099 $ 755,409,617 $ 255,621,510
NET ASSETS CONSIST OF:
Paid-in capital ( $ 1,851,566,921 ) ( $ 268,905,074 ) $ 1,523,518,949 ( $ 1,107,706,319 ) $ 671,468,290 ( $ 250,230,953 )
Undistributed/accumulated earnings (deficit) 2,578,941,893 1,118,282,096 (757,930,094) 1,511,666,418 83,941,327 505,852,463
NET ASSETS $ 727,374,972 $ 849,377,022 $ 765,588,855 $ 403,960,099 $ 755,409,617 $ 255,621,510
Class I Shares:
Net Assets $ 467,214,289 $ 395,885,102 $ 415,618,415 $ 208,068,990 $ 5,108,442 $ 129,231,014
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,661,885 14,230,063 10,167,540 5,736,018 409,576 3,676,464
Net Asset Value Per Share $43.82 $27.82 $40.88 $36.27 $12.47 $35.15
Class P Shares:
Net Assets $ 260,160,683 $ 453,491,920 $ 349,970,440 $ 195,891,109 $ 750,301,175 $ 126,390,496
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,335,455 14,666,325 6,851,433 3,601,604 60,019,404 2,719,519
Net Asset Value Per Share $48.76 $30.92 $51.08 $54.39 $12.50 $46.48
Investments, at cost (excluding derivatives) $ 581,597,875 $ 755,896,955 $ 747,050,543 $ 365,238,387 $ 722,694,275 $ 239,820,001
Securities on loan, at value 22,882,425 10,427,626 8,846,472 4,019,419 5,945,244 2,875,209
Foreign currency held, at cost – – – 3,535 – 4,039

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Small-Cap
Growth
Portfolio
Small-Cap Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap Value
Portfolio
Value
Portfolio
Value Advantage
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 361,254,295 $ 748,562,898 $ 196,812,665 $ 282,610,844 $ 1,610,340,155 $ 558,614,291
Cash 3,161,462 4,790,249 6,886,305 313,396 30,828,890 5,408,132
Cash (segregated for derivative investments) – 480,600 – – – –
Collateral received for securities on loan 10,699,581 58,799,265 574,794 4,598,063 6,957,244 4,045,857
Foreign currency held, at value 9 1,344 – – – –
Receivables:
Dividends and interest 55,262 734,054 1,524,443 162,470 1,846,522 790,166
Fund shares sold 2,698 134,842 – 25,455 2,078 814
Securities sold 505,856 441,006 – – – 6,049,017
Due from adviser – – 3,708 – – –
Variation margin on futures contracts – – 18,814 – – –
Forward foreign currency contracts appreciation – – – – 7,066 –
Swap agreements appreciation – – 1,125,723 – – –
Prepaid expenses and other assets 1,917 4,795 1,262 1,918 9,339 4,390
Total Assets 375,681,080 813,949,053 206,947,714 287,712,146 1,649,991,294 574,912,667
LIABILITIES
Payables:
Fund shares redeemed 206,784 691,041 32 135,324 851,422 281,638
Securities purchased 808,415 27,543 – – – –
Variation margin on futures contracts – 47,124 2,995 – – –
Accrued advisory fees 179,569 196,311 69,709 146,734 859,474 310,802
Accrued administration fees 4,789 10,470 2,788 4,048 22,335 7,770
Accrued service fees 30,757 115,893 191 33,404 43,286 20,089
Accrued custodian and portfolio accounting fees 27,220 46,706 37,531 25,674 57,428 38,036
Accrued shareholder report expenses – 2,744 1,368 4,479 4,468 3,625
Accrued trustees' fees and deferred compensation 15,385 40,543 638 16,521 49,915 49,958
Accrued dividends and interest 81 – – 144 – –
Accrued other 11,169 52,237 4,229 15,250 63,764 27,815
Payable upon return of securities loaned 10,699,581 58,799,265 574,794 4,598,063 6,957,244 4,045,857
Forward foreign currency contracts depreciation – – – – 351,855 –
Swap agreements depreciation – – 5,290,463 – – –
Total Liabilities 11,983,750 60,029,877 5,984,738 4,979,641 9,261,191 4,785,590
NET ASSETS $ 363,697,330 $ 753,919,176 $ 200,962,976 $ 282,732,505 $ 1,640,730,103 $ 570,127,077
NET ASSETS CONSIST OF:
Paid-in capital $ 162,465,602 ( $ 22,426,299 ) $ 189,616,447 ( $ 115,261,924 ) $ 369,343,157 ( $ 724,986,007 )
Undistributed/accumulated earnings (deficit) 201,231,728 776,345,475 11,346,529 397,994,429 1,271,386,946 1,295,113,084
NET ASSETS $ 363,697,330 $ 753,919,176 $ 200,962,976 $ 282,732,505 $ 1,640,730,103 $ 570,127,077
Class I Shares:
Net Assets $ 177,141,159 $ 667,641,557 $ 1,225,645 $ 193,652,726 $ 254,730,510 $ 116,780,807
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,547,489 16,567,796 107,342 6,257,905 9,512,458 3,563,990
Net Asset Value Per Share $31.93 $40.30 $11.42 $30.95 $26.78 $32.77
Class P Shares:
Net Assets $ 186,556,171 $ 86,277,619 $ 199,737,331 $ 89,079,779 $ 1,385,999,593 $ 453,346,270
Shares outstanding, $.001 par value (unlimited shares
authorized) 4,887,758 2,083,718 17,452,592 2,331,935 44,626,956 13,489,516
Net Asset Value Per Share $38.17 $41.41 $11.44 $38.20 $31.06 $33.61
Investments, at cost (excluding derivatives) $ 354,112,393 $ 577,208,356 $ 195,985,028 $ 265,532,184 $ 1,436,047,089 $ 505,493,235
Securities on loan, at value 10,298,087 57,145,890 561,578 4,458,332 6,798,361 3,934,848
Foreign currency held, at cost 9 1,501 – – – –
Commitments and contingent liabilities (1) – – – – – –
(1) The Small-Cap Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 832,845,832 $ 510,403,134 $ 464,578,154 $ 1,148,002,174 $ 372,888,780 $ 1,117,671,977
Cash 4,137,372 10,092,968 6,017,768 62,691 12,381,346 9,924,959
Collateral received for securities on loan 452,887 2,993,030 2,306,200 – – 9,526,994
Foreign currency held, at value 1,434,537 – – 30,135 3,087,408 1,699,533
Receivables:
Dividends and interest 2,062,832 3,843,823 2,352,773 11,012,823 1,660,095 10,916,268
Fund shares sold 54,002 5,139 – 169,460 21,917 –
Securities sold – – – 2,062,498 181,999 846,588
Variation margin on futures contracts 125,907 46,527 – – – –
Swap agreements appreciation – 3,114,674 – – – –
Prepaid expenses and other assets 7,719 13,239 4,657 19,271 6,519 12,203
Total Assets 841,121,088 530,512,534 475,259,552 1,161,359,052 390,228,064 1,150,598,522
LIABILITIES
Payables:
Fund shares redeemed 630,531 1 243,854 636,918 172,091 1,359,219
Securities purchased – – – 1,927 68,930 475,065
Due to custodian – – 11,108 – – –
Due to broker – 1,329,443 – – – –
Variation margin on futures contracts – 80,194 – – – –
Accrued advisory fees 526,092 176,652 298,431 730,773 287,413 622,725
Accrued administration fees 10,932 7,066 6,433 15,711 5,507 15,329
Accrued service fees 62,475 617 3,234 117,860 15,543 79,729
Accrued custodian and portfolio accounting fees 135,415 43,800 42,027 102,010 63,222 110,934
Accrued shareholder report expenses – 3,241 1,806 6,681 2,918 6,593
Accrued trustees' fees and deferred compensation 33,381 1,955 41,148 65,017 10,988 49,008
Accrued foreign capital gains tax 2,147,172 – – 582,927 – 325,458
Accrued other 25,185 8,604 50,083 81,609 39,586 56,888
Payable upon return of securities loaned 452,887 2,993,030 2,306,200 – – 9,526,994
Swap agreements depreciation – 468,270 – – – –
Total Liabilities 4,024,070 5,112,873 3,004,324 2,341,433 666,198 12,627,942
NET ASSETS $ 837,097,018 $ 525,399,661 $ 472,255,228 $ 1,159,017,619 $ 389,561,866 $ 1,137,970,580
NET ASSETS CONSIST OF:
Paid-in capital ( $ 61,939,647 ) $ 450,906,693 $ 335,913,768 ( $ 442,218,426 ) ( $ 224,482,825 ) $ 1,209,441,502
Undistributed/accumulated earnings (deficit) 899,036,665 74,492,968 136,341,460 1,601,236,045 614,044,691 (71,470,922)
NET ASSETS $ 837,097,018 $ 525,399,661 $ 472,255,228 $ 1,159,017,619 $ 389,561,866 $ 1,137,970,580
Class I Shares:
Net Assets $ 371,960,261 $ 3,403,678 $ 20,184,421 $ 696,979,823 $ 92,487,432 $ 477,930,803
Shares outstanding, $.001 par value (unlimited shares
authorized) 15,714,821 264,757 1,731,465 39,560,978 5,862,839 18,392,994
Net Asset Value Per Share $23.67 $12.86 $11.66 $17.62 $15.78 $25.98
Class P Shares:
Net Assets $ 465,136,757 $ 521,995,983 $ 452,070,807 $ 462,037,796 $ 297,074,434 $ 660,039,777
Shares outstanding, $.001 par value (unlimited shares
authorized) 18,715,794 40,509,160 38,388,854 24,057,849 13,472,016 22,358,240
Net Asset Value Per Share $24.85 $12.89 $11.78 $19.21 $22.05 $29.52
Investments, at cost (excluding derivatives) $ 764,975,094 $ 508,306,200 $ 399,173,787 $ 899,266,653 $ 331,524,968 $ 844,263,914
Securities on loan, at value 451,926 2,905,696 2,229,663 – – 9,063,339
Foreign currency held, at cost 1,446,235 – (11,122) 30,196 3,082,928 1,681,252

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Health Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG Diversified
Portfolio
ESG Diversified
Growth
Portfolio
Capital
Appreciation
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 392,539,987 $ 323,066,431 $ 464,157,565 $ 29,761,111 $ 13,597,113 $ 46,464,151
Cash 1,046,582 2,008,825 8,972,809 – – 3,306,593
Collateral received for securities on loan 5,809,580 12,002,754 20,662,768 – – –
Foreign currency held, at value 672 – – – – –
Receivables:
Dividends and interest 363,229 1,354,630 141,021 28,915 8,270 136,188
Fund shares sold 985 58,735 317,318 1,305 110 103,137
Securities sold 28,705 737,335 3,760,735 11,979 8,712 6,759
Due from adviser – – – 2,854 3,942 10,851
Prepaid expenses and other assets 2,788 2,855 6,753 252 161 19,070
Total Assets 399,792,528 339,231,565 498,018,969 29,806,416 13,618,308 50,046,749
LIABILITIES
Payables:
Fund shares redeemed 117,953 67,462 34,825 13,284 8,822 34
Securities purchased – 974,975 – 28,920 8,271 2,218,515
Due to custodian – – – – – 3
Accrued advisory fees 303,537 210,114 323,293 5,069 2,225 25,662
Accrued administration fees 5,396 4,456 6,548 171 75 595
Accrued service fees 66,949 35,030 80,803 4,719 1,116 7,269
Accrued custodian and portfolio accounting fees 26,848 21,864 26,014 18,376 18,369 10,743
Accrued shareholder report expenses 1,575 2,326 4,323 99 119 491
Accrued trustees' fees and deferred compensation 22,572 19,032 19,778 1,925 961 –
Accrued other (1) 13,728 13,672 14,510 4,597 4,470 1,540
Payable upon return of securities loaned 5,809,580 12,002,754 20,662,768 – – –
Outstanding options written, at value – – – – – 9,088
Total Liabilities 6,368,138 13,351,685 21,172,862 77,160 44,428 2,273,940
NET ASSETS $ 393,424,390 $ 325,879,880 $ 476,846,107 $ 29,729,256 $ 13,573,880 $ 47,772,809
NET ASSETS CONSIST OF:
Paid-in capital ( $ 177,237,740 ) $ 175,639,192 $ 90,063,963 $ 20,365,866 $ 7,656,669 $ 47,833,709
Undistributed/accumulated earnings (deficit) 570,662,130 150,240,688 386,782,144 9,363,390 5,917,211 (60,900)
NET ASSETS $ 393,424,390 $ 325,879,880 $ 476,846,107 $ 29,729,256 $ 13,573,880 $ 47,772,809
Class I Shares:
Net Assets $ 390,465,754 $ 205,180,425 $ 470,726,746 $ 27,695,914 $ 7,011,756 $ 46,776,110
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,118,010 5,567,704 17,188,915 2,115,883 550,179 4,694,696
Net Asset Value Per Share $76.29 $36.85 $27.39 $13.09 $12.74 $9.96
Class P Shares:
Net Assets $ 2,958,636 $ 120,699,455 $ 6,119,361 $ 2,033,342 $ 6,562,124 $ 996,699
Shares outstanding, $.001 par value (unlimited shares
authorized) 34,901 3,096,026 174,048 153,894 510,946 100,000
Net Asset Value Per Share $84.77 $38.99 $35.16 $13.21 $12.84 $9.97
Investments, at cost (excluding derivatives) $ 329,353,948 $ 315,482,315 $ 374,711,153 $ 26,900,768 $ 12,616,016 $ 46,582,731
Securities on loan, at value 5,672,545 11,613,100 19,841,356 – – –
Foreign currency held, at cost 663 – – – – (3)
Premiums received from outstanding options written – – – – – 11,279
Commitments and contingent liabilities (2) – – – – – –
(1) Accrued other for the ESG Diversified Growth Portfolio includes $3,712 of transfer agency fees.
(2) The ESG Diversified Portfolio, ESG Diversified Growth Portfolio and Capital Appreciation Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 308,578,457 $ – $ – $ – $ – $ –
Investments in affiliated mutual funds, at value – 478,739,188 2,536,554,827 2,065,968,271 21,853,107 916,087,314
Cash 224,611 – – – – –
Collateral received for securities on loan 44,483,225 – – – – –
Receivables:
Dividends and interest 188,207 – – – – –
Fund shares sold – 166,006 129,646 369,323 151 625
Securities sold 147,539 – 937,964 240,929 23,121 266,797
Due from adviser – 1,949 150,299 112,069 5,406 –
Prepaid expenses and other assets 2,614 3,978 21,044 17,095 156 7,809
Total Assets 353,624,653 478,911,121 2,537,793,780 2,066,707,687 21,881,941 916,362,545
LIABILITIES
Payables:
Fund shares redeemed 147,539 7,884 1,067,610 610,252 23,272 267,422
Securities purchased 183,536 158,122 – – – –
Accrued advisory fees 52,699 81,421 432,803 352,678 3,633 78,281
Accrued administration fees 1,779 2,748 14,607 11,903 123 5,284
Accrued service fees 52,139 77,196 414,341 331,761 2,057 156,526
Accrued custodian and portfolio accounting fees 21,888 18,695 20,398 20,292 18,412 25,159
Accrued shareholder report expenses 1,350 6,608 10,875 8,891 151 6,340
Accrued trustees' fees and deferred compensation 18,296 27,154 139,677 110,860 110 56,289
Accrued other (1) 11,458 18,548 80,443 66,752 5,506 32,897
Payable upon return of securities loaned 44,483,225 – – – – –
Total Liabilities 44,973,909 398,376 2,180,754 1,513,389 53,264 628,198
NET ASSETS $ 308,650,744 $ 478,512,745 $ 2,535,613,026 $ 2,065,194,298 $ 21,828,677 $ 915,734,347
NET ASSETS CONSIST OF:
Paid-in capital $ 135,826,890 $ 124,700,393 $ 484,430,678 $ 776,615,370 $ 18,865,325 ( $ 122,783,472 )
Undistributed/accumulated earnings (deficit) 172,823,854 353,812,352 2,051,182,348 1,288,578,928 2,963,352 1,038,517,819
NET ASSETS $ 308,650,744 $ 478,512,745 $ 2,535,613,026 $ 2,065,194,298 $ 21,828,677 $ 915,734,347
Class I Shares: (2)
Net Assets $ 305,367,580 $ 453,602,526 $ 2,425,879,045 $ 1,940,750,870 $ 12,352,609 $ 915,520,126
Shares outstanding, $.001 par value (unlimited shares
authorized) 14,510,191 18,821,534 70,215,730 45,507,674 929,799 54,193,722
Net Asset Value Per Share $21.05 $24.10 $34.55 $42.65 $13.29 $16.89
Class P Shares:
Net Assets $ 3,283,164 $ 24,910,219 $ 109,733,981 $ 124,443,428 $ 9,476,068 $ 214,221
Shares outstanding, $.001 par value (unlimited shares
authorized) 153,677 1,020,934 3,136,974 2,882,064 710,755 12,523
Net Asset Value Per Share $21.36 $24.40 $34.98 $43.18 $13.33 $17.11
Investments, at cost (excluding derivatives) $ 268,801,614 $ – $ – $ – $ – $ –
Securities on loan, at value 43,322,546 – – – – –
Investments in affiliated mutual funds, at cost – 409,599,360 1,953,533,887 1,563,494,702 19,553,068 831,537,301
Commitments and contingent liabilities (3) – – – – – –
(1) Accrued other for the Pacific Dynamix - Aggressive Growth Portfolio includes $5,148 of transfer agency fees.
(2) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
(3) The Pacific Dynamix - Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix - Growth Portfolio and Pacific Dynamix - Aggressive
Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ – $ – $ – $ – $ 221,175,628 $ 1,122,121,996
Investments in affiliated mutual funds, at value 1,353,974,908 6,451,474,199 6,217,322,339 1,628,331,998 – –
Cash – – – – 452,209 23,658,318
Collateral received for securities on loan – – – – 6,147,648 764,900
Receivables:
Dividends and interest – – – – 2,577,461 8,779,793
Fund shares sold 1,552 34,750 629 – 8,697 70,364
Securities sold 806,612 2,668,048 3,179,317 349,875 – –
Prepaid expenses and other assets 11,559 54,403 52,108 13,535 1,583 7,283
Total Assets 1,354,794,631 6,454,231,400 6,220,554,393 1,628,695,408 230,363,226 1,155,402,654
LIABILITIES
Payables:
Fund shares redeemed 808,164 2,702,798 3,179,946 349,875 52,308 274,565
Securities purchased – – – – – 22,661,069
Accrued advisory fees 115,597 550,750 530,764 138,995 31,726 135,711
Accrued administration fees 7,803 37,175 35,827 9,382 3,092 15,364
Accrued service fees 231,104 1,101,051 1,060,372 276,901 – –
Accrued custodian and portfolio accounting fees 25,383 29,996 29,813 26,567 32,479 158,122
Accrued shareholder report expenses 9,692 37,925 31,406 5,299 1,108 4,679
Accrued trustees' fees and deferred compensation 83,897 382,467 359,417 89,675 14,496 67,601
Accrued other 46,909 203,691 193,601 52,645 8,047 38,390
Payable upon return of securities loaned – – – – 6,147,648 764,900
Total Liabilities 1,328,549 5,045,853 5,421,146 949,339 6,290,904 24,120,401
NET ASSETS $ 1,353,466,082 $ 6,449,185,547 $ 6,215,133,247 $ 1,627,746,069 $ 224,072,322 $ 1,131,282,253
NET ASSETS CONSIST OF:
Paid-in capital ( $ 733,416,814 ) ( $ 3,552,225,438 ) ( $ 3,840,982,685 ) ( $ 829,528,996 ) $ 178,599,133 $ 938,525,461
Undistributed/accumulated earnings (deficit) 2,086,882,896 10,001,410,985 10,056,115,932 2,457,275,065 45,473,189 192,756,792
NET ASSETS $ 1,353,466,082 $ 6,449,185,547 $ 6,215,133,247 $ 1,627,746,069 $ 224,072,322 $ 1,131,282,253
Class I Shares:
Net Assets $ 1,352,933,869 $ 6,446,537,082 $ 6,208,277,889 $ 1,621,533,119 $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 66,253,068 265,470,510 224,789,467 53,925,406 – –
Net Asset Value Per Share $20.42 $24.28 $27.62 $30.07 $– $–
Class P Shares:
Net Assets $ 532,213 $ 2,648,465 $ 6,855,358 $ 6,212,950 $ 224,072,322 $ 1,131,282,253
Shares outstanding, $.001 par value (unlimited shares
authorized) 25,742 107,727 245,174 204,082 17,515,791 82,035,346
Net Asset Value Per Share $20.68 $24.58 $27.96 $30.44 $12.79 $13.79
Investments, at cost (excluding derivatives) $ – $ – $ – $ – $ 219,572,294 $ 1,190,974,861
Securities on loan, at value – – – – 5,964,676 737,614
Investments in affiliated mutual funds, at cost 1,195,284,581 5,494,964,352 5,257,210,759 1,345,139,064 – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 275,290,289 $ 1,052,546,291 $ 1,045,758,076 $ 275,714,349 $ 92,406,399 $ 106,086,103
Cash 252,885 7,147,031 5,396,952 1,468,194 400,927 639,136
Cash (segregated for derivative investments) – 562,000 476,000 127,000 43,000 66,400
Collateral received for securities on loan 9,629,672 3,046,397 3,417,194 2,109,783 736,349 2,681,815
Foreign currency held, at value 163 – – – – –
Receivables:
Dividends and interest 4,988,530 145,360 1,003,375 254,781 24,290 185,905
Fund shares sold 11,069 20,556 20,556 5,534 1,581 1,581
Securities sold 272,866 – – – 84,390 20,582
Prepaid expenses and other assets 1,684 6,894 6,754 1,828 429 870
Total Assets 290,447,158 1,063,474,529 1,056,078,907 279,681,469 93,697,365 109,682,392
LIABILITIES
Payables:
Fund shares redeemed 67,813 255,259 248,555 64,408 20,786 25,592
Securities purchased 470,388 – – – 880 6,855
Variation margin on futures contracts – 59,576 50,941 16,440 4,134 6,384
Accrued advisory fees 45,532 114,269 113,268 33,380 10,410 14,001
Accrued administration fees 3,796 14,556 14,423 3,815 1,190 1,600
Accrued custodian and portfolio accounting fees 54,686 52,193 51,992 26,692 22,066 27,087
Accrued shareholder report expenses 1,820 4,711 4,255 1,111 – 1,172
Accrued trustees' fees and deferred compensation 11,030 58,469 57,900 19,242 3,713 5,522
Accrued other 10,261 60,393 55,610 15,381 5,619 9,266
Payable upon return of securities loaned 9,629,672 3,046,397 3,417,194 2,109,783 736,349 2,681,815
Total Liabilities 10,294,998 3,665,823 4,014,138 2,290,252 805,147 2,779,294
NET ASSETS $ 280,152,160 $ 1,059,808,706 $ 1,052,064,769 $ 277,391,217 $ 92,892,218 $ 106,903,098
NET ASSETS CONSIST OF:
Paid-in capital $ 135,770,372 ( $ 467,677,909 ) $ 61,067,921 $ 91,647,880 $ 1,766,330 ( $ 11,282,762 )
Undistributed/accumulated earnings (deficit) 144,381,788 1,527,486,615 990,996,848 185,743,337 91,125,888 118,185,860
NET ASSETS $ 280,152,160 $ 1,059,808,706 $ 1,052,064,769 $ 277,391,217 $ 92,892,218 $ 106,903,098
Class P Shares:
Net Assets $ 280,152,160 $ 1,059,808,706 $ 1,052,064,769 $ 277,391,217 $ 92,892,218 $ 106,903,098
Shares outstanding, $.001 par value (unlimited shares
authorized) 12,440,070 8,110,359 17,882,719 16,436,436 1,747,173 2,493,450
Net Asset Value Per Share $22.52 $130.67 $58.83 $16.88 $53.17 $42.87
Investments, at cost (excluding derivatives) $ 273,682,161 $ 679,141,012 $ 839,565,696 $ 233,805,180 $ 85,540,038 $ 98,365,113
Securities on loan, at value 9,275,253 2,935,835 3,316,543 2,037,336 716,452 2,613,382
Foreign currency held, at cost 152 – – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2025
PD Emerging
Markets Index
Portfolio
PD International
Large-Cap Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 143,513,838 $ 718,270,076
Cash 2,112,070 9,872,062
Cash (segregated for derivative investments) 57,154 194,489
Collateral received for securities on loan – 5,744,682
Foreign currency held, at value 161,213 270,192
Receivables:
Dividends and interest 226,668 4,830,725
Fund shares sold 2,372 15,812
Prepaid expenses and other assets 3,594 4,889
Total Assets 146,076,909 739,202,927
LIABILITIES
Payables:
Fund shares redeemed 32,806 159,921
Variation margin on futures contracts 8,662 87,967
Accrued advisory fees 19,220 93,506
Accrued administration fees 1,849 9,974
Accrued custodian and portfolio accounting fees 180,422 89,680
Accrued shareholder report expenses 440 3,711
Accrued trustees' fees and deferred compensation 5,233 37,881
Accrued foreign capital gains tax 175,065 –
Accrued other 9,062 74,925
Payable upon return of securities loaned – 5,744,682
Total Liabilities 432,759 6,302,247
NET ASSETS $ 145,644,150 $ 732,900,680
NET ASSETS CONSIST OF:
Paid-in capital $ 70,598,223 $ 183,022,067
Undistributed/accumulated earnings (deficit) 75,045,927 549,878,613
NET ASSETS $ 145,644,150 $ 732,900,680
Class P Shares:
Net Assets $ 145,644,150 $ 732,900,680
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,895,467 20,797,496
Net Asset Value Per Share $24.70 $35.24
Investments, at cost (excluding derivatives) $ 138,483,899 $ 529,241,428
Securities on loan, at value – 5,463,862
Foreign currency held, at cost 160,841 266,387

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
December 31, 2025

See Notes to Financial Statements
_
Bond Plus
Portfolio
Core Income
Portfolio
Diversified
Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield
Bond
Portfolio
Inflation
Managed
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 77,097 $ 1,509,019 $ 48,974 $ –
Interest, net of foreign taxes withheld 24,268,058 17,223,986 99,456,595 28,334,758 50,741,210 18,963,386
Securities lending income, net 3,028 29,140 79,556 22,137 113,605 –
Total Investment Income 24,271,086 17,253,126 99,613,248 29,865,914 50,903,789 18,963,386
EXPENSES
Advisory fees 2,372,755 1,625,815 7,213,279 2,528,456 2,838,953 1,424,929
Administration fees 92,274 56,904 315,581 68,073 124,204 62,341
Service fees - Class I 4,165 189,270 1,353,387 505,328 483,423 490,169
Custodian fees and expenses 21,449 10,153 25,605 31,212 8,982 61,352
Portfolio accounting fees 131,176 66,651 328,280 183,654 117,187 77,965
Shareholder report expenses 9,714 2,395 17,141 4,823 8,232 3,922
Legal and audit fees 26,449 8,482 199,638 21,286 39,462 17,895
Trustees' fees 15,450 11,511 64,023 13,620 24,857 12,597
Interest expense 26 12,469 9,990 13,780 8,800 2,253,827
Recoupment of adviser reimbursement (1) 34,478 – – – – –
Other 6,227 11,767 53,757 23,017 27,681 16,493
Total Expenses 2,714,163 1,995,417 9,580,681 3,393,249 3,681,781 4,421,490
Advisory Fee Waiver (263,639) – – – – –
Administration Fee Waiver (7,909) (4,877) (27,050) (5,835) (10,646) (5,343)
Net Expenses 2,442,615 1,990,540 9,553,631 3,387,414 3,671,135 4,416,147
NET INVESTMENT INCOME (LOSS) 21,828,471 15,262,586 90,059,617 26,478,500 47,232,654 14,547,239
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 525,231 (777,396) 11,247,966 (4,438,871) (5,144,748) (2,384,258)
Foreign currency transactions – – (203,574) – – 68,341
Forward foreign currency contract transactions – – – – – (1,487,034)
Futures contract transactions (1,053,044) – (4,337,183) – – (1,463,970)
Written option transactions – – – – – 270,519
Swap transactions 13,528,612 – – – – 1,630,053
Net Realized Gain (Loss) 13,000,799 (777,396) 6,707,209 (4,438,871) (5,144,748) (3,366,349)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 4,342,384 7,238,864 41,727,635 (307,689) 3,136,847 12,997,203
Foreign currencies – – 79,801 – – (2,147)
Forward foreign currency contracts – – – – – (1,147,157)
Futures contracts (296,330) – 2,840,801 – – (317,186)
Reverse repurchase agreements – – – – – (210,614)
Swaps 1,571,108 – – – – 4,759,140
Written options – – – – – 1,409
Change in Net Unrealized Appreciation (Depreciation) 5,617,162 7,238,864 44,648,237 (307,689) 3,136,847 16,080,648
NET GAIN (LOSS) 18,617,961 6,461,468 51,355,446 (4,746,560) (2,007,901) 12,714,299
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 40,446,432 $ 21,724,054 $ 141,415,063 $ 21,731,940 $ 45,224,753 $ 27,261,538
Foreign taxes withheld on dividends and interest $ – $ – ( $ 7,551 ) $ – $ – $ –
Foreign capital gains tax withheld – – (4,918) – – –
Change in deferred foreign capital gains tax – – (2,529) – – –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Bond Plus Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Intermediate
Bond
Portfolio
Short Duration
Bond
Portfolio
Total Return
Portfolio
Emerging
Markets Debt
Portfolio
Dividend
Growth
Portfolio
Equity Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 248,830 $ – $ 11,035,459 $ 67,661,099
Interest, net of foreign taxes withheld 28,747,354 58,167,101 89,764,829 14,790,612 445,027 2,179,432
Securities lending income, net 6,388 11,037 25,045 46,455 101 11,126
Total Investment Income 28,753,742 58,178,138 90,038,704 14,837,067 11,480,587 69,851,657
EXPENSES
Advisory fees 2,591,055 4,981,273 6,872,177 1,475,698 4,717,876 2,411,887
Administration fees 113,359 217,930 300,658 32,898 124,034 940,267
Service fees - Class I 114,334 829,858 1,431,422 44,480 1,406,395 9,723,960
Custodian fees and expenses 12,979 37,745 232,111 121,941 7,878 61,644
Portfolio accounting fees 117,804 166,429 234,082 80,750 91,939 510,295
Shareholder report expenses 5,570 14,981 16,296 1,758 7,504 70,904
Legal and audit fees 26,324 55,775 82,924 5,689 35,546 277,336
Trustees' fees 23,293 45,415 60,602 6,651 25,057 188,409
Professional fees – – – 3,267 – –
Interest expense 3,394 6,738 6,964,494 4,681 3,735 28,093
Other 17,076 30,740 47,447 8,866 19,630 129,233
Total Expenses 3,025,188 6,386,884 16,242,213 1,786,679 6,439,594 14,342,028
Advisory Fee Waiver – – (84,947) (93,994) (212,630) –
Administration Fee Waiver (9,717) (18,680) (25,771) (2,819) (10,632) (80,595)
Net Expenses 3,015,471 6,368,204 16,131,495 1,689,866 6,216,332 14,261,433
NET INVESTMENT INCOME (LOSS) 25,738,271 51,809,934 73,907,209 13,147,201 5,264,255 55,590,224
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld (27,525,461) 3,443,349 12,221,730 4,736,660 26,494,341 51,097,393
Foreign currency transactions – – 345,830 (257,093) 7,834 –
Forward foreign currency contract transactions – – (1,716,378) (1,071,737) – –
Futures contract transactions – (768,480) 4,495,535 245,463 – 5,062,618
Purchased option transactions – (126,379) (1,322,860) – – –
Written option transactions – 16,660 2,097,349 – – –
Swap transactions – 30,488 8,590,430 (1,225,716) – –
Net Realized Gain (Loss) (27,525,461) 2,595,638 24,711,636 2,427,577 26,502,175 56,160,011
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 43,634,012 11,477,546 61,646,454 12,590,573 63,837,833 783,258,331
Foreign currencies 8 290 (117,892) 279,462 22,317 –
Forward foreign currency contracts – – (5,361,576) (305,137) – –
Futures contracts – (315,572) (289,111) 87,232 – 1,807,055
Purchased options – – 111,826 – – –
Swaps – – (3,754,077) 549,911 – –
Written options – – (57,947) – – –
Change in Net Unrealized Appreciation (Depreciation) 43,634,020 11,162,264 52,177,677 13,202,041 63,860,150 785,065,386
NET GAIN (LOSS) 16,108,559 13,757,902 76,889,313 15,629,618 90,362,325 841,225,397
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 41,846,830 $ 65,567,836 $ 150,796,522 $ 28,776,819 $ 95,626,580 $ 896,815,621
Foreign taxes withheld on dividends and interest $ – ( $ 8,737 ) $ 10,863 ( $ 105,509 ) ( $ 29,123 ) ( $ 15,534 )
Foreign capital gains tax withheld – – – (104,223) – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Focused
Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap
Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap
Plus Bond
Alpha
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 2,262,463 $ 7,967,386 $ 5,662,098 $ 28,385,726 $ 8,793,350 $ –
Interest, net of foreign taxes withheld 210,042 583,970 265,658 534,037 538,381 37,198,817
Securities lending income, net 2,413 2,967 – 5,665 203,913 8,905
Total Investment Income 2,474,918 8,554,323 5,927,756 28,925,428 9,535,644 37,207,722
EXPENSES
Advisory fees 3,423,218 9,106,032 2,780,640 11,545,689 10,386,408 3,723,596
Administration fees 83,389 289,737 81,102 448,999 258,547 144,807
Service fees - Class I 829,826 2,064,629 894,169 1,474,677 851,620 5,563
Custodian fees and expenses 6,962 23,161 40,108 40,016 30,227 23,390
Portfolio accounting fees 73,814 185,198 93,666 271,319 208,923 159,622
Shareholder report expenses 3,624 21,672 7,477 33,577 17,744 14,771
Legal and audit fees 20,135 89,018 25,434 137,964 101,802 50,808
Trustees' fees 16,479 58,739 16,370 90,810 52,451 22,895
Interest expense 2,747 9,515 2,672 13,483 8,625 –
Recoupment of adviser reimbursement (1) – – – – – 455
Offering expense – – – – – 40,986
Other 17,640 49,800 21,232 69,364 45,846 14,781
Total Expenses 4,477,834 11,897,501 3,962,870 14,125,898 11,962,193 4,201,674
Advisory Fee Waiver – – – – (1,181,930) (413,733)
Administration Fee Waiver (7,148) (24,834) (6,951) (38,486) (22,161) (12,412)
Net Expenses 4,470,686 11,872,667 3,955,919 14,087,412 10,758,102 3,775,529
NET INVESTMENT INCOME (LOSS) (1,995,768) (3,318,344) 1,971,837 14,838,016 (1,222,458) 33,432,193
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 105,059,918 372,331,859 30,706,823 316,865,988 299,578,717 409,527
Foreign currency transactions – 36,616 – (1,066) 8,517 –
Futures contract transactions – – 1,543,799 912,296 – 1,081,527
Purchased option transactions – – (25,855,578) – – –
Written option transactions – – (13,113,157) – – –
Swap transactions – – – – – 71,864,250
Net Realized Gain (Loss) 105,059,918 372,368,475 (6,718,113) 317,777,218 299,587,234 73,355,304
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (19,700,841) (189,314,193) 39,389,118 25,097,308 (96,448,828) 7,235,380
Foreign currencies 8,208 6,574 – 4,725 11,554 –
Futures contracts – – 123,820 – – 232,740
Purchased options – – 128,376 – – –
Swaps – – – – – 28,881,972
Written options – – 35,522 – – –
Change in Net Unrealized Appreciation (Depreciation) (19,692,633) (189,307,619) 39,676,836 25,102,033 (96,437,274) 36,350,092
NET GAIN (LOSS) 85,367,285 183,060,856 32,958,723 342,879,251 203,149,960 109,705,396
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 83,371,517 $ 179,742,512 $ 34,930,560 $ 357,717,267 $ 201,927,502 $ 143,137,589
Foreign taxes withheld on dividends and interest ( $ 48,593 ) ( $ 82,101 ) ( $ 8,109 ) ( $ 164,581 ) ( $ 206,662 ) $ –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Large-Cap Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Large-Cap
Value
Portfolio
Mid-Cap
Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus
Bond Alpha
Portfolio
Small-Cap
Equity
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 16,334,295 $ 5,288,879 $ – $ 5,094,790 $ – $ 7,533,198
Interest, net of foreign taxes withheld 479,519 375,428 35,107,019 281,030 21,610,833 313,060
Securities lending income, net 6,446 10,413 6,240 64,575 3,292 30,864
Total Investment Income 16,820,260 5,674,720 35,113,259 5,440,395 21,614,125 7,877,122
EXPENSES
Advisory fees 5,152,323 6,839,730 3,337,145 2,240,668 2,181,093 2,935,166
Administration fees 146,808 170,993 129,778 56,016 84,820 71,083
Service fees - Class I 907,265 797,550 827,923 382,762 11,690 235,811
Custodian fees and expenses 10,221 13,589 22,817 7,368 19,816 33,063
Portfolio accounting fees 162,759 120,920 184,467 58,747 122,015 91,094
Shareholder report expenses 7,263 12,632 28,485 3,203 9,182 7,536
Legal and audit fees 41,165 52,369 37,786 15,337 27,334 25,781
Trustees' fees 29,155 35,116 26,157 11,311 16,345 14,081
Interest expense 4,303 5,177 17,849 1,628 – 2,864
Recoupment of adviser reimbursement (1) – – – – 15,501 –
Licensing fees – – – – 167,951 19,842
Other 30,360 30,660 18,004 13,892 16,331 15,390
Total Expenses 6,491,622 8,078,736 4,630,411 2,790,932 2,672,078 3,451,711
Advisory Fee Waiver – (405,797) (370,795) – (436,219) (391,356)
Administration Fee Waiver (12,583) (14,657) (11,123) (4,802) (7,270) (5,870)
Net Expenses 6,479,039 7,658,282 4,248,493 2,786,130 2,228,589 3,054,485
NET INVESTMENT INCOME (LOSS) 10,341,221 (1,983,562) 30,864,766 2,654,265 19,385,536 4,822,637
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 163,108,058 (12,875,078) 2,295,906 55,174,739 283,191 13,115,570
Foreign currency transactions (2,893) – – – – (17,789)
Futures contract transactions – – (4,608,442) – 919,271 (174,786)
Swap transactions – – 8,663,301 – 46,874,196 –
Net Realized Gain (Loss) 163,105,165 (12,875,078) 6,350,765 55,174,739 48,076,658 12,922,995
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (91,930,567) 32,312,871 4,277,096 (11,343,578) 3,876,429 9,960,862
Foreign currencies 47,831 – – 168 – 4,302
Futures contracts – – 1,034,685 – 199,094 63,896
Swaps – – 17,518,020 – 14,545,730 –
Change in Net Unrealized Appreciation (Depreciation) (91,882,736) 32,312,871 22,829,801 (11,343,410) 18,621,253 10,029,060
NET GAIN (LOSS) 71,222,429 19,437,793 29,180,566 43,831,329 66,697,911 22,952,055
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 81,563,650 $ 17,454,231 $ 60,045,332 $ 46,485,594 $ 86,083,447 $ 27,774,692
Foreign taxes withheld on dividends and interest ( $ 30,393 ) ( $ 1,285 ) $ – ( $ 5,701 ) $ – ( $ 21,880 )
(1) Pacific Life Fund Advisors LLC recouped expenses from the QQQ Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Small-Cap
Growth
Portfolio
Small-Cap
Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap
Value
Portfolio
Value
Portfolio
Value
Advantage
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,640,506 $ 9,895,415 $ – $ 7,059,239 $ 22,797,399 $ 15,973,264
Interest, net of foreign taxes withheld 431,140 269,135 5,494,046 36,123 847,050 679,278
Securities lending income, net 59,422 361,865 411 24,067 4,632 4,458
Total Investment Income 2,131,068 10,526,415 5,494,457 7,119,429 23,649,081 16,657,000
EXPENSES
Advisory fees 1,878,873 2,098,631 556,878 2,585,420 8,543,402 4,913,172
Administration fees 54,800 122,420 21,656 60,327 211,120 130,274
Service fees - Class I 329,759 1,237,117 3,334 368,557 477,236 224,954
Custodian fees and expenses 8,758 22,589 16,523 4,783 16,914 10,317
Portfolio accounting fees 68,952 123,131 90,204 70,138 146,537 101,008
Shareholder report expenses 4,027 8,190 2,450 10,389 33,451 7,295
Legal and audit fees 24,097 45,569 7,121 19,288 63,958 34,898
Trustees' fees 10,593 24,448 3,277 11,121 41,871 26,571
Professional fees – – – – 6,583 –
Interest expense 1,993 3,848 – 3,328 6,451 3,795
Licensing fees – 106,961 – – – –
Other 14,623 25,529 3,620 17,722 33,511 22,317
Total Expenses 2,396,475 3,818,433 705,063 3,151,073 9,581,034 5,474,601
Advisory Fee Waiver – – (61,876) (586,031) (1,025,444) (148,885)
Administration Fee Waiver (4,697) (10,493) (1,856) (5,171) (18,096) (11,166)
Adviser Reimbursement – – (18,418) – – –
Net Expenses 2,391,778 3,807,940 622,913 2,559,871 8,537,494 5,314,550
NET INVESTMENT INCOME (LOSS) (260,710) 6,718,475 4,871,544 4,559,558 15,111,587 11,342,450
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 31,484,687 28,472,866 81,728 11,599,476 40,224,936 112,813,178
Foreign currency transactions (1,841) – – – 30,509 –
Forward foreign currency contract transactions – – – – (2,573,472) –
Futures contract transactions – (169,063) 1,047,382 – 2,016 –
Swap transactions – – 7,703,619 – – –
Net Realized Gain (Loss) 31,482,846 28,303,803 8,832,729 11,599,476 37,683,989 112,813,178
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (2,811,502) 50,947,865 984,175 (7,920,252) 187,023,292 (62,813,899)
Foreign currencies 2,390 61 – – 61,220 –
Forward foreign currency contracts – – – – (1,004,168) –
Futures contracts – 278,341 189,077 – – –
Swaps – – 1,222,523 – – –
Change in Net Unrealized Appreciation (Depreciation) (2,809,112) 51,226,267 2,395,775 (7,920,252) 186,080,344 (62,813,899)
NET GAIN (LOSS) 28,673,734 79,530,070 11,228,504 3,679,224 223,764,333 49,999,279
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 28,413,024 $ 86,248,545 $ 16,100,048 $ 8,238,782 $ 238,875,920 $ 61,341,729
Foreign taxes withheld on dividends and interest ( $ 10,486 ) ( $ 17,321 ) $ – ( $ 6,829 ) ( $ 105,216 ) ( $ 715 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 13,618,496 $ – $ 10,271,919 $ 30,348,028 $ 14,130,490 $ 47,555,753
Interest, net of foreign taxes withheld 435,476 13,434,222 194,758 394,748 480,670 471,584
Securities lending income, net 26,334 1,116 7,196 38,953 25,412 109,728
Total Investment Income 14,080,306 13,435,338 10,473,873 30,781,729 14,636,572 48,137,065
EXPENSES
Advisory fees 4,811,837 1,359,765 4,170,763 9,333,968 3,817,579 7,526,059
Administration fees 105,259 52,880 100,215 211,259 78,597 202,625
Service fees - Class I 659,558 5,915 27,610 1,305,166 173,268 811,045
Custodian fees and expenses 275,251 16,321 92,567 100,017 123,779 128,388
Portfolio accounting fees 133,650 107,127 106,016 189,662 85,474 191,122
Shareholder report expenses 6,499 5,300 5,526 12,610 7,769 13,012
Legal and audit fees 39,054 16,750 36,203 75,076 28,745 70,283
Trustees' fees 20,755 7,230 20,522 43,110 15,859 41,292
Professional fees 4,759 – 6,376 9,190 37,297 21,320
Interest expense 8,088 – 3,002 19,491 5,825 6,116
Recoupment of adviser reimbursement (1) – 26,705 – – – –
Other 23,388 17,213 19,843 38,870 20,080 34,750
Total Expenses 6,088,098 1,615,206 4,588,643 11,338,419 4,394,272 9,046,012
Advisory Fee Waiver (129,568) (151,085) – (362,159) (67,369) –
Administration Fee Waiver (9,022) (4,532) (8,590) (18,108) (6,737) (17,368)
Net Expenses 5,949,508 1,459,589 4,580,053 10,958,152 4,320,166 9,028,644
NET INVESTMENT INCOME (LOSS) 8,130,798 11,975,749 5,893,820 19,823,577 10,316,406 39,108,421
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 73,877,581 149,637 92,934,202 154,265,572 30,574,820 158,240,310
Foreign currency transactions (1,101,110) – (35,342) 153,164 349,724 (138,817)
Futures contract transactions 591,591 (105,635) – – – (86,163)
Swap transactions – 61,540,502 – – – –
Net Realized Gain (Loss) 73,368,062 61,584,504 92,898,860 154,418,736 30,924,544 158,015,330
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 93,441,940 2,556,540 27,958,720 70,156,637 53,595,627 254,183,865
Foreign currencies 178,913 – 234,762 1,006,834 117,040 765,532
Futures contracts 86,932 123,109 – – – –
Swaps – 8,603,010 – – – –
Change in Net Unrealized Appreciation (Depreciation) 93,707,785 11,282,659 28,193,482 71,163,471 53,712,667 254,949,397
NET GAIN (LOSS) 167,075,847 72,867,163 121,092,342 225,582,207 84,637,211 412,964,727
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 175,206,645 $ 84,842,912 $ 126,986,162 $ 245,405,784 $ 94,953,617 $ 452,073,148
Foreign taxes withheld on dividends and interest ( $ 1,882,838 ) $ – ( $ 1,018,480 ) ( $ 3,607,948 ) ( $ 1,382,778 ) ( $ 5,248,224 )
Foreign taxes reclaimed – – – 2,567,993 – –
Foreign capital gains tax withheld (1,765,130) – (246,412) (446,481) – (117,016)
Change in deferred foreign capital gains tax 658,321 – – (132,738) – 125,130
(1) Pacific Life Fund Advisors LLC recouped expenses from the International Equity Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Health
Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG
Diversified
Portfolio
ESG
Diversified
Growth
Portfolio
Capital
Appreciation
Portfolio (1)
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 4,821,768 $ 10,962,887 $ 1,730,937 $ 708,513 $ 368,405 $ 47,130
Interest, net of foreign taxes withheld 375,630 126,487 286,763 – – 101,882
Securities lending income, net 27,114 4,675 9,014 – – –
Total Investment Income 5,224,512 11,094,049 2,026,714 708,513 368,405 149,012
EXPENSES
Advisory fees 3,345,235 2,823,979 3,807,490 58,912 43,969 50,165
Administration fees 65,046 58,561 74,035 2,209 1,649 1,097
Service fees - Class I 738,333 412,822 836,077 55,654 33,389 12,208
Custodian fees and expenses 8,195 4,354 6,501 – – 741
Portfolio accounting fees 72,645 59,463 70,918 54,142 54,168 10,001
Shareholder report expenses 4,359 3,674 11,272 783 743 491
Legal and audit fees 22,976 17,967 22,938 1,416 1,231 1,205
Trustees' fees 13,069 12,017 14,791 1,050 802 226
Interest expense 2,529 1,917 2,953 – 32 –
Offering expense – – – – – 6,709
Other (2) 13,444 16,641 34,724 11,910 11,713 841
Total Expenses 4,285,831 3,411,395 4,881,699 186,076 147,696 83,684
Advisory Fee Waiver – (301,169) (465,359) – – (6,898)
Administration Fee Waiver (5,575) (5,019) (6,346) (221) (165) (94)
Adviser Reimbursement – – – (41,823) (48,028) (14,726)
Net Expenses 4,280,256 3,105,207 4,409,994 144,032 99,503 61,966
NET INVESTMENT INCOME (LOSS) 944,256 7,988,842 (2,383,280) 564,481 268,902 87,046
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 32,702,540 19,551,796 67,634,913 827,861 2,995,098 (31,354)
Foreign currency transactions 4,397 – (3,028) – – (257)
Written option transactions – – – – – (22)
Capital gain distributions from mutual fund investments – – – 168,788 102,608 –
Net Realized Gain (Loss) 32,706,937 19,551,796 67,631,885 996,649 3,097,706 (31,633)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 23,481,871 (18,923,391) 23,771,583 1,970,462 64,407 (118,580)
Foreign currencies 13,388 – 176 – – 76
Written options – – – – – 2,191
Change in Net Unrealized Appreciation (Depreciation) 23,495,259 (18,923,391) 23,771,759 1,970,462 64,407 (116,313)
NET GAIN (LOSS) 56,202,196 628,405 91,403,644 2,967,111 3,162,113 (147,946)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 57,146,452 $ 8,617,247 $ 89,020,364 $ 3,531,592 $ 3,431,015 ( $ 60,900 )
Foreign taxes withheld on dividends and interest ( $ 34,222 ) $ – ( $ 75,221 ) $ – $ – ( $ 1,835 )
(1) Operations commenced on October 31, 2025.
(2) Other expenses for the ESG Diversified and ESG Diversified Growth Portfolios include $11,286 and $11,179 of transfer agency expenses, respectively.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
PSF Avantis
Balanced
Allocation
Portfolio
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 7,688,098 $ – $ – $ – $ – $ –
Securities lending income, net 8,041 – – – – –
Total Investment Income 7,696,139 – – – – –
EXPENSES
Advisory fees 623,913 946,833 5,009,530 4,096,421 27,984 940,465
Administration fees 23,396 35,506 187,857 153,616 1,050 70,535
Service fees - Class I 613,267 906,074 4,824,208 3,891,160 15,752 1,880,524
Custodian fees and expenses 3,185 – – – – –
Portfolio accounting fees 61,437 54,677 59,239 58,645 53,543 72,064
Shareholder report expenses 4,774 5,150 28,582 25,782 66 9,744
Legal and audit fees 15,971 24,219 129,195 107,003 347 47,649
Trustees' fees 11,071 16,783 88,648 72,339 195 33,381
Interest expense 1,654 17 90 73 – 17
Other 11,820 23,458 72,665 62,950 488 33,977
Total Expenses 1,370,488 2,012,717 10,400,014 8,467,989 99,425 3,088,356
Advisory Fee Waiver (61,080) – – – – –
Administration Fee Waiver (2,340) (3,551) (18,786) (15,362) (105) (7,053)
Adviser Reimbursement – (228,365) (1,055,704) (1,128,427) (59,620) –
Net Expenses 1,307,068 1,780,801 9,325,524 7,324,200 39,700 3,081,303
NET INVESTMENT INCOME (LOSS) 6,389,071 (1,780,801) (9,325,524) (7,324,200) (39,700) (3,081,303)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 15,272,816 – – – – 1,905
Investment securities from affiliated mutual fund investments – 37,911,385 287,201,478 233,286,877 400,245 59,567,250
Capital gain distributions from mutual fund investments 609,459 – – – – –
Net Realized Gain (Loss) 15,882,275 37,911,385 287,201,478 233,286,877 400,245 59,569,155
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 22,308,628 – – – – –
Investment securities from affiliated mutual fund investments – 17,262,016 49,126,061 84,383,867 2,227,943 32,746,523
Change in Net Unrealized Appreciation (Depreciation) 22,308,628 17,262,016 49,126,061 84,383,867 2,227,943 32,746,523
NET GAIN (LOSS) 38,190,903 55,173,401 336,327,539 317,670,744 2,628,188 92,315,678
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 44,579,974 $ 53,392,600 $ 327,002,015 $ 310,346,544 $ 2,588,488 $ 89,234,375

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
Portfolio
Optimization
Moderate-
Conservative
Portfolio
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate
Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
INVESTMENT INCOME
Interest, net of foreign taxes withheld $ – $ – $ – $ – $ 9,219,764 $ 40,784,805
Securities lending income, net – – – – 4,563 1,078
Total Investment Income – – – – 9,224,327 40,785,883
EXPENSES
Advisory fees 1,392,689 6,509,928 6,207,018 1,600,414 347,199 1,541,359
Administration fees 104,451 488,245 465,526 120,031 36,620 190,795
Service fees - Class I 2,784,306 13,014,866 12,401,527 3,189,528 – –
Custodian fees and expenses – – – – 2,140 70,667
Portfolio accounting fees 72,983 85,526 85,017 73,564 71,310 384,620
Shareholder report expenses 14,204 65,396 62,537 16,645 2,308 11,361
Legal and audit fees 70,607 331,601 316,971 82,118 7,961 54,295
Trustees' fees 49,432 230,688 219,799 56,642 6,676 34,117
Interest expense 25 116 111 28 156 1,463
Other 45,023 167,815 160,281 50,200 4,023 25,407
Total Expenses 4,533,720 20,894,181 19,918,787 5,189,170 478,393 2,314,084
Administration Fee Waiver (10,445) (48,824) (46,553) (12,003) (3,139) (16,354)
Net Expenses 4,523,275 20,845,357 19,872,234 5,177,167 475,254 2,297,730
NET INVESTMENT INCOME (LOSS) (4,523,275) (20,845,357) (19,872,234) (5,177,167) 8,749,073 38,488,153
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 2,922 13,680 13,063 3,376 707,926 (16,581,392)
Investment securities from affiliated mutual fund investments 110,750,958 708,769,426 789,994,642 207,872,299 – –
Net Realized Gain (Loss) 110,753,880 708,783,106 790,007,705 207,875,675 707,926 (16,581,392)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities – – – – 1,483,031 53,030,621
Investment securities from affiliated mutual fund investments 51,918,520 121,441,899 113,494,776 50,372,549 – –
Change in Net Unrealized Appreciation (Depreciation) 51,918,520 121,441,899 113,494,776 50,372,549 1,483,031 53,030,621
NET GAIN (LOSS) 162,672,400 830,225,005 903,502,481 258,248,224 2,190,957 36,449,229
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 158,149,125 $ 809,379,648 $ 883,630,247 $ 253,071,057 $ 10,940,030 $ 74,937,382
Foreign taxes withheld on dividends and interest $ – $ – $ – $ – ( $ 31 ) $ –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
PD High Yield
Bond Market
Portfolio
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 98 $ 6,421,268 $ 20,749,317 $ 4,627,746 $ 365,591 $ 3,860,002
Interest, net of foreign taxes withheld 19,691,782 183,960 178,625 59,854 14,128 41,861
Securities lending income, net 70,225 2,955 57,253 35,511 17,853 60,215
Total Investment Income 19,762,105 6,608,183 20,985,195 4,723,111 397,572 3,962,078
EXPENSES
Advisory fees 527,660 1,389,268 1,288,193 393,835 84,264 239,261
Administration fees 47,833 193,852 179,112 49,229 10,533 29,908
Custodian fees and expenses 12,285 21,158 23,885 16,549 20,135 22,961
Portfolio accounting fees 148,717 131,693 127,977 59,998 44,728 59,128
Shareholder report expenses 2,879 12,904 11,335 2,572 529 2,292
Legal and audit fees 15,125 59,382 52,650 13,671 4,176 10,982
Trustees' fees 8,439 34,433 31,614 9,929 1,653 5,562
Interest expense 634 9,509 5,680 1,469 1,445 1,507
Licensing fees – 75,393 68,138 18,932 5,087 11,227
Other 9,223 28,288 24,997 8,847 4,476 6,843
Total Expenses 772,795 1,955,880 1,813,581 575,031 177,026 389,671
Administration Fee Waiver (4,100) (16,616) (15,352) (4,220) (903) (2,563)
Net Expenses 768,695 1,939,264 1,798,229 570,811 176,123 387,108
NET INVESTMENT INCOME (LOSS) 18,993,410 4,668,919 19,186,966 4,152,300 221,449 3,574,970
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (4,566,784) 211,284,217 100,795,973 20,343,319 9,730,684 4,546,375
Futures contract transactions – 296,267 184,037 (81,501) (14,925) 66,477
Net Realized Gain (Loss) (4,566,784) 211,580,484 100,980,010 20,261,818 9,715,759 4,612,852
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 4,734,884 (37,579,991) 30,879,975 4,462,860 (5,299,676) 8,033,934
Foreign currencies 20 – – – – –
Futures contracts – 213,874 353,670 91,388 5,860 (15,488)
Change in Net Unrealized Appreciation (Depreciation) 4,734,904 (37,366,117) 31,233,645 4,554,248 (5,293,816) 8,018,446
NET GAIN (LOSS) 168,120 174,214,367 132,213,655 24,816,066 4,421,943 12,631,298
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 19,161,530 $ 178,883,286 $ 151,400,621 $ 28,968,366 $ 4,643,392 $ 16,206,268
Foreign taxes withheld on dividends and interest $ 624 ( $ 2,002 ) ( $ 6,474 ) ( $ 4,387 ) ( $ 738 ) ( $ 6,322 )

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
December 31, 2025
PD Emerging
Markets Index
Portfolio
PD
International
Large-Cap
Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,319,150 $ 21,564,661
Interest, net of foreign taxes withheld 69,468 278,844
Securities lending income, net 30 57,055
Total Investment Income 1,388,648 21,900,560
EXPENSES
Advisory fees 323,748 1,574,052
Administration fees 11,053 133,355
Support services expenses – 153
Custodian fees and expenses 273,408 118,380
Portfolio accounting fees 144,758 98,464
Shareholder report expenses 404 9,130
Legal and audit fees 3,976 47,044
Trustees' fees 1,674 24,158
Professional fees 3,267 5,546
Interest expense 14,934 23,575
Licensing fees 10,684 146,866
Other 3,587 19,589
Total Expenses 791,493 2,200,312
Advisory Fee Waiver (220,516) (431,013)
Administration Fee Waiver (947) (11,430)
Net Expenses 570,030 1,757,869
NET INVESTMENT INCOME (LOSS) 818,618 20,142,691
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 6,529,069 58,458,542
Foreign currency transactions 39,086 (77,536)
Futures contract transactions 211,994 1,787,991
Net Realized Gain (Loss) 6,780,149 60,168,997
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 7,995,796 129,612,899
Foreign currencies 32,948 543,013
Futures contracts 121,373 318,271
Change in Net Unrealized Appreciation (Depreciation) 8,150,117 130,474,183
NET GAIN (LOSS) 14,930,266 190,643,180
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 15,748,884 $ 210,785,871
Foreign taxes withheld on dividends and interest ( $ 183,144 ) ( $ 2,216,545 )
Foreign taxes reclaimed – 1,232,543
Foreign capital gains tax withheld (305,491) –
Change in deferred foreign capital gains tax (247,470) –

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2025

See Notes to Financial Statements
003
Bond Plus Portfolio (1)
005
Core Income Portfolio
010
Diversified Bond Portfolio
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 21,828,471 $ 650,666 $ 15,262,586 $ 31,531,565 $ 90,059,617 $ 115,699,587
Net realized gain (loss) 13,000,799 (1,548,761) (777,396) (29,933,377) 6,707,209 (2,584,938)
Change in net unrealized appreciation (depreciation) 5,617,162 (2,813,704) 7,238,864 15,799,580 44,648,237 (56,062,731)
Net Increase (Decrease) in Net Assets
Resulting from Operations 40,446,432 (3,711,799) 21,724,054 17,397,768 141,415,063 57,051,918
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 2,837,019 1,293,982 29,864,568 37,871,366 85,882,128 64,614,448
Class P 374,847,356 199,748,105 55,217,790 59,349,098 136,925,033 720,009,278
Cost of shares repurchased
Class I (1,720,365) (3,923) (16,584,774) (8,509,215) (212,755,268) (60,956,230)
Class P (57,514,714) – (93,092,793) (675,228,920) (618,056,485) (789,725,044)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 318,449,296 201,038,164 (24,595,209) (586,517,671) (608,004,592) (66,057,548)
NET INCREASE (DECREASE) IN NET ASSETS 358,895,728 197,326,365 (2,871,155) (569,119,903) (466,589,529) (9,005,630)
NET ASSETS
Beginning of Year or Period 197,326,365 – 335,080,162 904,200,065 2,087,900,977 2,096,906,607
End of Year or Period $ 556,222,093 $ 197,326,365 $ 332,209,007 $ 335,080,162 $ 1,621,311,448 $ 2,087,900,977
015
Floating Rate Income Portfolio
020
High Yield Bond Portfolio
025
Inflation Managed Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 26,478,500 $ 25,757,434 $ 47,232,654 $ 42,868,996 $ 14,547,239 $ 13,662,282
Net realized gain (loss) (4,438,871) (1,336,237) (5,144,748) (12,791,369) (3,366,349) (13,599,712)
Change in net unrealized appreciation (depreciation) (307,689) 142,782 3,136,847 14,140,334 16,080,648 8,116,493
Net Increase (Decrease) in Net Assets
Resulting from Operations 21,731,940 24,563,979 45,224,753 44,217,961 27,261,538 8,179,063
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 17,241,686 32,098,758 41,827,525 27,510,591 21,600,673 14,815,929
Class P 169,868,417 96,222,185 190,372,925 362,475,174 34,323,958 25,510,566
Cost of shares repurchased
Class I (45,696,505) (47,998,434) (46,178,143) (51,668,832) (31,406,992) (39,797,568)
Class P (186,707,547) (14,202,562) (329,997,829) (198,631,587) (29,903,226) (71,240,566)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (45,293,949) 66,119,947 (143,975,522) 139,685,346 (5,385,587) (70,711,639)
NET INCREASE (DECREASE) IN NET ASSETS (23,562,009) 90,683,926 (98,750,769) 183,903,307 21,875,951 (62,532,576)
NET ASSETS
Beginning of Year 366,272,588 275,588,662 765,962,653 582,059,346 352,448,424 414,981,000
End of Year $ 342,710,579 $ 366,272,588 $ 667,211,884 $ 765,962,653 $ 374,324,375 $ 352,448,424
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
030
Intermediate Bond Portfolio
035
Short Duration Bond Portfolio
040
Total Return Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 25,738,271 $ 34,888,028 $ 51,809,934 $ 48,913,806 $ 73,907,209 $ 95,831,195
Net realized gain (loss) (27,525,461) (65,968,021) 2,595,638 (16,478,626) 24,711,636 (34,243,642)
Change in net unrealized appreciation (depreciation) 43,634,020 51,049,606 11,162,264 14,127,196 52,177,677 3,928,305
Net Increase (Decrease) in Net Assets
Resulting from Operations 41,846,830 19,969,613 65,567,836 46,562,376 150,796,522 65,515,858
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 29,716,604 24,427,279 70,756,956 38,833,961 104,625,737 72,535,997
Class P 419,902,755 113,572,135 807,993,308 284,702,757 215,951,572 241,093,832
Cost of shares repurchased
Class I (6,530,006) (2,463,414) (83,887,713) (67,894,299) (87,822,846) (63,142,306)
Class P (366,596,015) (759,755,382) (521,948,655) (1,156,543,197) (450,397,683) (686,747,832)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 76,493,338 (624,219,382) 272,913,896 (900,900,778) (217,643,220) (436,260,309)
NET INCREASE (DECREASE) IN NET ASSETS 118,340,168 (604,249,769) 338,481,732 (854,338,402) (66,846,698) (370,744,451)
NET ASSETS
Beginning of Year 679,415,054 1,283,664,823 984,284,126 1,838,622,528 1,841,614,859 2,212,359,310
End of Year $ 797,755,222 $ 679,415,054 $ 1,322,765,858 $ 984,284,126 $ 1,774,768,161 $ 1,841,614,859
045
Emerging Markets Debt Portfolio
050
Dividend Growth Portfolio
055
Equity Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 13,147,201 $ 18,702,540 $ 5,264,255 $ 5,618,813 $ 55,590,224 $ 60,103,143
Net realized gain (loss) 2,427,577 5,767,693 26,502,175 147,918,472 56,160,011 478,461,000
Change in net unrealized appreciation (depreciation) 13,202,041 (6,510,708) 63,860,150 (57,157,624) 785,065,386 598,453,673
Net Increase (Decrease) in Net Assets
Resulting from Operations 28,776,819 17,959,525 95,626,580 96,379,661 896,815,621 1,137,017,816
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 3,060,960 3,824,899 21,389,319 27,036,983 444,404,158 313,153,686
Class P 154,364,634 184,539,677 831,663 1,109,300 186,128,859 159,712,849
Cost of shares repurchased
Class I (7,676,270) (4,577,319) (49,718,431) (53,536,432) (410,791,375) (388,530,521)
Class P (39,794,984) (306,288,178) (782,946) (299,105,435) (44,559,903) (779,104,048)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 109,954,340 (122,500,921) (28,280,395) (324,495,584) 175,181,739 (694,768,034)
NET INCREASE (DECREASE) IN NET ASSETS 138,731,159 (104,541,396) 67,346,185 (228,115,923) 1,071,997,360 442,249,782
NET ASSETS
Beginning of Year 118,173,076 222,714,472 675,830,532 903,946,455 5,003,694,054 4,561,444,272
End of Year $ 256,904,235 $ 118,173,076 $ 743,176,717 $ 675,830,532 $ 6,075,691,414 $ 5,003,694,054

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
060
Focused Growth Portfolio
065
Growth Portfolio
070
Hedged Equity Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 1,995,768 ) ( $ 1,038,621 ) ( $ 3,318,344 ) ( $ 2,619,444 ) $ 1,971,837 $ 1,980,413
Net realized gain (loss) 105,059,918 234,673,216 372,368,475 302,062,095 (6,718,113) 7,469,752
Change in net unrealized appreciation (depreciation) (19,692,633) 11,362,027 (189,307,619) 144,140,989 39,676,836 47,142,487
Net Increase (Decrease) in Net Assets
Resulting from Operations 83,371,517 244,996,622 179,742,512 443,583,640 34,930,560 56,592,652
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 33,777,059 43,050,353 36,207,947 49,192,596 82,834,498 122,966,540
Class P 3,630,246 8,779,409 158,888,975 164,946,334 6,855,039 7,164,168
Cost of shares repurchased
Class I (34,688,164) (30,479,378) (101,189,940) (100,429,060) (54,367,979) (30,430,282)
Class P (217,443,317) (600,457,073) (498,400,054) (249,190,267) (2,169,284) (2,031,622)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (214,724,176) (579,106,689) (404,493,072) (135,480,397) 33,152,274 97,668,804
NET INCREASE (DECREASE) IN NET ASSETS (131,352,659) (334,110,067) (224,750,560) 308,103,243 68,082,834 154,261,456
NET ASSETS
Beginning of Year 631,507,757 965,617,824 1,744,256,652 1,436,153,409 427,622,266 273,360,810
End of Year $ 500,155,098 $ 631,507,757 $ 1,519,506,092 $ 1,744,256,652 $ 495,705,100 $ 427,622,266
075
Large-Cap Core Portfolio
080
Large-Cap Growth Portfolio
082
Large-Cap Plus Bond Alpha
Portfolio (1)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 14,838,016 $ 16,948,175 ( $ 1,222,458 ) ( $ 3,218,878 ) $ 33,432,193 $ 2,425,902
Net realized gain (loss) 317,777,218 308,742,394 299,587,234 387,710,444 73,355,304 380,870
Change in net unrealized appreciation (depreciation) 25,102,033 176,640,501 (96,437,274) 44,116,447 36,350,092 (28,670,385)
Net Increase (Decrease) in Net Assets
Resulting from Operations 357,717,267 502,331,070 201,927,502 428,608,013 143,137,589 (25,863,613)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 28,244,505 26,146,848 11,539,401 32,540,408 978,088 2,013,080
Class P 130,581,945 668,990,544 70,616,444 222,249,049 17,665,823 829,364,225
Cost of shares repurchased
Class I (65,485,770) (62,302,410) (59,777,973) (81,367,270) (35,942) (3,846)
Class P (540,041,786) (385,993,211) (728,048,498) (291,988,496) (82,735,379) –
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (446,701,106) 246,841,771 (705,670,626) (118,566,309) (64,127,410) 831,373,459
NET INCREASE (DECREASE) IN NET ASSETS (88,983,839) 749,172,841 (503,743,124) 310,041,704 79,010,179 805,509,846
NET ASSETS
Beginning of Year or Period 2,613,657,005 1,864,484,164 1,752,519,254 1,442,477,550 805,509,846 –
End of Year or Period $ 2,524,673,166 $ 2,613,657,005 $ 1,248,776,130 $ 1,752,519,254 $ 884,520,025 $ 805,509,846
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
085
Large-Cap Value Portfolio
090
Mid-Cap Growth Portfolio
095
Mid-Cap Plus Bond Alpha Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 10,341,221 $ 18,629,632 ( $ 1,983,562 ) ( $ 2,546,977 ) $ 30,864,766 $ 26,719,835
Net realized gain (loss) 163,105,165 219,076,554 (12,875,078) 73,364,847 6,350,765 156,668,206
Change in net unrealized appreciation (depreciation) (91,882,736) (114,284,629) 32,312,871 (57,295,021) 22,829,801 (100,313,532)
Net Increase (Decrease) in Net Assets
Resulting from Operations 81,563,650 123,421,557 17,454,231 13,522,849 60,045,332 83,074,509
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 16,961,189 19,849,848 29,408,518 27,141,727 6,920,758 24,400,200
Class P 12,562,626 248,977,190 234,680,862 230,223,648 168,171,675 7,406,425
Cost of shares repurchased
Class I (43,773,202) (53,019,226) (39,875,606) (42,807,812) (47,838,904) (52,897,768)
Class P (490,593,727) (476,439,923) (342,832,660) (213,058,901) (27,719,430) (63,521,351)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (504,843,114) (260,632,111) (118,618,886) 1,498,662 99,534,099 (84,612,494)
NET INCREASE (DECREASE) IN NET ASSETS (423,279,464) (137,210,554) (101,164,655) 15,021,511 159,579,431 (1,537,985)
NET ASSETS
Beginning of Year 1,150,654,436 1,287,864,990 950,541,677 935,520,166 606,009,424 607,547,409
End of Year $ 727,374,972 $ 1,150,654,436 $ 849,377,022 $ 950,541,677 $ 765,588,855 $ 606,009,424
100
Mid-Cap Value Portfolio
103
QQQ Plus Bond Alpha Portfolio (1)
105
Small-Cap Equity Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 2,654,265 $ 3,356,454 $ 19,385,536 $ 718,419 $ 4,822,637 $ 3,371,317
Net realized gain (loss) 55,174,739 57,103,890 48,076,658 8,353,555 12,922,995 9,963,745
Change in net unrealized appreciation (depreciation) (11,343,410) (17,979,108) 18,621,253 (11,214,094) 10,029,060 (348,318)
Net Increase (Decrease) in Net Assets
Resulting from Operations 46,485,594 42,481,236 86,083,447 (2,142,120) 27,774,692 12,986,744
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 29,436,533 24,564,918 5,657,230 5,752,295 16,406,260 15,880,051
Class P 233,854,623 90,397,169 514,202,944 203,107,974 81,652,623 221,661,682
Cost of shares repurchased
Class I (16,355,581) (16,785,470) (7,417,706) (4,893) (11,006,029) (16,904,431)
Class P (216,192,636) (161,717,663) (49,829,208) (346) (270,523,886) (60,345,721)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 30,742,939 (63,541,046) 462,613,260 208,855,030 (183,471,032) 160,291,581
NET INCREASE (DECREASE) IN NET ASSETS 77,228,533 (21,059,810) 548,696,707 206,712,910 (155,696,340) 173,278,325
NET ASSETS
Beginning of Year or Period 326,731,566 347,791,376 206,712,910 – 411,317,850 238,039,525
End of Year or Period $ 403,960,099 $ 326,731,566 $ 755,409,617 $ 206,712,910 $ 255,621,510 $ 411,317,850
(1) Operations commenced on October 15, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
110
Small-Cap Growth Portfolio
115
Small-Cap Index Portfolio
117
Small-Cap Plus Bond Alpha
Portfolio (1)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 260,710 ) $ 15,442 $ 6,718,475 $ 7,746,136 $ 4,871,544 $ 371,253
Net realized gain (loss) 31,482,846 27,030,420 28,303,803 63,478,298 8,832,729 636,872
Change in net unrealized appreciation (depreciation) (2,809,112) 7,814,555 51,226,267 13,728,150 2,395,775 (5,761,644)
Net Increase (Decrease) in Net Assets
Resulting from Operations 28,413,024 34,860,417 86,248,545 84,952,584 16,100,048 (4,753,519)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 14,360,447 9,685,090 42,185,901 75,980,332 4,902,145 360,383
Class P 148,247,576 240,154,750 32,134,934 49,919,158 107,371,199 98,689,118
Cost of shares repurchased
Class I (17,194,514) (16,827,350) (71,693,916) (79,523,610) (4,580,740) (46)
Class P (216,024,412) (152,396,582) (33,421,251) (131,013,827) (17,124,474) (1,138)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (70,610,903) 80,615,908 (30,794,332) (84,637,947) 90,568,130 99,048,317
NET INCREASE (DECREASE) IN NET ASSETS (42,197,879) 115,476,325 55,454,213 314,637 106,668,178 94,294,798
NET ASSETS
Beginning of Year or Period 405,895,209 290,418,884 698,464,963 698,150,326 94,294,798 –
End of Year or Period $ 363,697,330 $ 405,895,209 $ 753,919,176 $ 698,464,963 $ 200,962,976 $ 94,294,798
120
Small-Cap Value Portfolio
125
Value Portfolio
130
Value Advantage Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 4,559,558 $ 4,046,330 $ 15,111,587 $ 17,971,102 $ 11,342,450 $ 16,384,073
Net realized gain (loss) 11,599,476 (9,062,577) 37,683,989 92,870,328 112,813,178 215,213,050
Change in net unrealized appreciation (depreciation) (7,920,252) 31,001,953 186,080,344 (32,649,202) (62,813,899) (64,910,327)
Net Increase (Decrease) in Net Assets
Resulting from Operations 8,238,782 25,985,706 238,875,920 78,192,228 61,341,729 166,686,796
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 10,992,710 11,284,275 6,652,560 3,848,978 18,643,455 10,670,097
Class P 104,655,950 158,141,072 636,402,647 236,045,588 155,689,469 261,107,126
Cost of shares repurchased
Class I (19,677,867) (31,036,841) (26,639,439) (27,801,504) (20,185,401) (17,107,715)
Class P (169,500,458) (107,372,328) (232,630,752) (240,905,484) (397,536,498) (460,826,571)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (73,529,665) 31,016,178 383,785,016 (28,812,422) (243,388,975) (206,157,063)
NET INCREASE (DECREASE) IN NET ASSETS (65,290,883) 57,001,884 622,660,936 49,379,806 (182,047,246) (39,470,267)
NET ASSETS
Beginning of Year 348,023,388 291,021,504 1,018,069,167 968,689,361 752,174,323 791,644,590
End of Year $ 282,732,505 $ 348,023,388 $ 1,640,730,103 $ 1,018,069,167 $ 570,127,077 $ 752,174,323
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
135
Emerging Markets Portfolio
137
International Equity Plus Bond
Alpha Portfolio (1)
140
International Growth Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 8,130,798 $ 4,932,284 $ 11,975,749 $ 792,449 $ 5,893,820 $ 7,255,959
Net realized gain (loss) 73,368,062 20,792,089 61,584,504 (4,601,163) 92,898,860 83,977,552
Change in net unrealized appreciation (depreciation) 93,707,785 (35,591,341) 11,282,659 (6,541,230) 28,193,482 (14,338,409)
Net Increase (Decrease) in Net Assets
Resulting from Operations 175,206,645 (9,866,968) 84,842,912 (10,349,944) 126,986,162 76,895,102
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 32,546,802 25,434,969 5,188,278 529,297 13,993,111 5,504,886
Class P 281,559,978 255,128,694 242,518,908 253,203,096 63,281,712 207,438,046
Cost of shares repurchased
Class I (52,535,550) (59,632,234) (3,004,654) (3,102) (5,463,175) (317,920)
Class P (196,748,054) (234,508,189) (47,525,130) – (403,523,428) (475,609,756)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 64,823,176 (13,576,760) 197,177,402 253,729,291 (331,711,780) (262,984,744)
NET INCREASE (DECREASE) IN NET ASSETS 240,029,821 (23,443,728) 282,020,314 243,379,347 (204,725,618) (186,089,642)
NET ASSETS
Beginning of Year or Period 597,067,197 620,510,925 243,379,347 – 676,980,846 863,070,488
End of Year or Period $ 837,097,018 $ 597,067,197 $ 525,399,661 $ 243,379,347 $ 472,255,228 $ 676,980,846
145
International Large-Cap Portfolio
150
International Small-Cap Portfolio
155
International Value Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 19,823,577 $ 16,330,059 $ 10,316,406 $ 4,150,030 $ 39,108,421 $ 30,067,656
Net realized gain (loss) 154,418,736 77,170,768 30,924,544 5,426,259 158,015,330 86,703,430
Change in net unrealized appreciation (depreciation) 71,163,471 (50,167,583) 53,712,667 (20,024,148) 254,949,397 (82,143,073)
Net Increase (Decrease) in Net Assets
Resulting from Operations 245,405,784 43,333,244 94,953,617 (10,447,859) 452,073,148 34,628,013
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 48,169,826 40,522,452 5,514,819 4,929,207 57,247,154 20,991,033
Class P 56,803,302 385,337,187 217,074,575 319,456,125 147,494,131 254,190,467
Cost of shares repurchased
Class I (72,837,240) (71,961,874) (9,970,249) (8,469,133) (58,794,046) (30,868,125)
Class P (307,165,915) (200,721,418) (304,667,348) (132,702,707) (453,346,485) (269,610,813)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (275,030,027) 153,176,347 (92,048,203) 183,213,492 (307,399,246) (25,297,438)
NET INCREASE (DECREASE) IN NET ASSETS (29,624,243) 196,509,591 2,905,414 172,765,633 144,673,902 9,330,575
NET ASSETS
Beginning of Year 1,188,641,862 992,132,271 386,656,452 213,890,819 993,296,678 983,966,103
End of Year $ 1,159,017,619 $ 1,188,641,862 $ 389,561,866 $ 386,656,452 $ 1,137,970,580 $ 993,296,678
(1) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
160
Health Sciences Portfolio
165
Real Estate Portfolio
170
Technology Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 944,256 $ 314,593 $ 7,988,842 $ 7,067,976 ( $ 2,383,280 ) ( $ 1,833,601 )
Net realized gain (loss) 32,706,937 37,316,722 19,551,796 6,855,219 67,631,885 134,870,649
Change in net unrealized appreciation (depreciation) 23,495,259 (19,498,870) (18,923,391) 12,943,485 23,771,759 (20,066,575)
Net Increase (Decrease) in Net Assets
Resulting from Operations 57,146,452 18,132,445 8,617,247 26,866,680 89,020,364 112,970,473
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 12,888,940 11,272,018 14,582,706 8,443,323 52,188,291 47,112,808
Class P 420,300 578,099 122,232,508 102,181,473 1,264,797 1,526,461
Cost of shares repurchased
Class I (50,448,019) (56,906,534) (25,568,586) (32,914,578) (78,881,336) (51,383,137)
Class P (234,307) (299,696) (176,209,967) (85,179,128) (784,442) (297,522)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (37,373,086) (45,356,113) (64,963,339) (7,468,910) (26,212,690) (3,041,390)
NET INCREASE (DECREASE) IN NET ASSETS 19,773,366 (27,223,668) (56,346,092) 19,397,770 62,807,674 109,929,083
NET ASSETS
Beginning of Year 373,651,024 400,874,692 382,225,972 362,828,202 414,038,433 304,109,350
End of Year $ 393,424,390 $ 373,651,024 $ 325,879,880 $ 382,225,972 $ 476,846,107 $ 414,038,433
175
ESG Diversified Portfolio
180
ESG Diversified Growth Portfolio
183
Capital Appreciation Portfolio (1)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year/Period Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 564,481 $ 461,126 $ 268,902 $ 232,056 $ 87,046 –
Net realized gain (loss) 996,649 4,703,202 3,097,706 2,070,088 (31,633) –
Change in net unrealized appreciation (depreciation) 1,970,462 (914,363) 64,407 (70,833) (116,313) –
Net Increase (Decrease) in Net Assets
Resulting from Operations 3,531,592 4,249,965 3,431,015 2,231,311 (60,900) –
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 2,320,372 6,023,074 2,967,934 2,345,671 46,834,456 –
Class P 1,135,723 1,590,862 4,684,862 3,654,873 1,000,000 –
Cost of shares repurchased
Class I (6,289,234) (15,051,649) (16,253,676) (326,022) (747) –
Class P (657,793) (552,466) (2,739,710) (1,526,069) – –
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (3,490,932) (7,990,179) (11,340,590) 4,148,453 47,833,709 –
NET INCREASE (DECREASE) IN NET ASSETS 40,660 (3,740,214) (7,909,575) 6,379,764 47,772,809 –
NET ASSETS
Beginning of Year or Period 29,688,596 33,428,810 21,483,455 15,103,691 – –
End of Year or Period $ 29,729,256 $ 29,688,596 $ 13,573,880 $ 21,483,455 $ 47,772,809 –
(1) Operations commenced on October 31, 2025.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
185
PSF Avantis Balanced Allocation
Portfolio (1)
190
Pacific Dynamix - Conservative
Growth Portfolio
195
Pacific Dynamix - Moderate Growth
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 6,389,071 $ 6,925,735 ( $ 1,780,801 ) ( $ 1,864,157 ) ( $ 9,325,524 ) ( $ 9,699,005 )
Net realized gain (loss) 15,882,275 44,723,975 37,911,385 40,671,636 287,201,478 218,951,850
Change in net unrealized appreciation (depreciation) 22,308,628 (15,305,470) 17,262,016 1,843,400 49,126,061 84,468,829
Net Increase (Decrease) in Net Assets
Resulting from Operations 44,579,974 36,344,240 53,392,600 40,650,879 327,002,015 293,721,674
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 6,156,171 8,756,733 18,105,026 11,648,989 22,246,483 15,509,693
Class P 5,090,422 358,432 12,035,692 9,624,421 27,302,928 26,799,068
Cost of shares repurchased
Class I (61,336,840) (57,505,349) (79,310,625) (79,060,489) (364,139,694) (320,639,039)
Class P (6,331,602) (378,571) (5,833,455) (4,008,725) (9,188,016) (9,731,624)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (56,421,849) (48,768,755) (55,003,362) (61,795,804) (323,778,299) (288,061,902)
NET INCREASE (DECREASE) IN NET ASSETS (11,841,875) (12,424,515) (1,610,762) (21,144,925) 3,223,716 5,659,772
NET ASSETS
Beginning of Year 320,492,619 332,917,134 480,123,507 501,268,432 2,532,389,310 2,526,729,538
End of Year $ 308,650,744 $ 320,492,619 $ 478,512,745 $ 480,123,507 $ 2,535,613,026 $ 2,532,389,310
200
Pacific Dynamix - Growth Portfolio
201
Pacific Dynamix - Aggressive
Growth Portfolio (2)
205
Portfolio Optimization Conservative
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 7,324,200 ) ( $ 7,647,645 ) ( $ 39,700 ) ( $ 9,884 ) ( $ 3,081,303 ) ( $ 3,348,730 )
Net realized gain (loss) 233,286,877 132,862,889 400,245 312,652 59,569,155 47,904,271
Change in net unrealized appreciation (depreciation) 84,383,867 140,603,878 2,227,943 72,096 32,746,523 19,262,620
Net Increase (Decrease) in Net Assets
Resulting from Operations 310,346,544 265,819,122 2,588,488 374,864 89,234,375 63,818,161
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 51,818,350 46,783,568 8,484,441 5,159,630 34,806,713 24,731,347
Class P 31,513,231 30,003,791 7,904,897 4,140,455 3,168 3,468
Cost of shares repurchased
Class I (402,054,407) (215,744,391) (1,808,624) (1,153,990) (179,472,343) (192,409,885)
Class P (5,799,416) (5,059,258) (1,704,802) (2,156,682) (4,317) (3,434)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (324,522,242) (144,016,290) 12,875,912 5,989,413 (144,666,779) (167,678,504)
NET INCREASE (DECREASE) IN NET ASSETS (14,175,698) 121,802,832 15,464,400 6,364,277 (55,432,404) (103,860,343)
NET ASSETS
Beginning of Year or Period 2,079,369,996 1,957,567,164 6,364,277 – 971,166,751 1,075,027,094
End of Year or Period $ 2,065,194,298 $ 2,079,369,996 $ 21,828,677 $ 6,364,277 $ 915,734,347 $ 971,166,751
(1) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
(2) Operations commenced on April 30, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
210
Portfolio Optimization Moderate-
Conservative Portfolio
215
Portfolio Optimization Moderate
Portfolio
220
Portfolio Optimization Growth
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 4,523,275 ) ( $ 4,951,988 ) ( $ 20,845,357 ) ( $ 22,334,960 ) ( $ 19,872,234 ) ( $ 21,052,419 )
Net realized gain (loss) 110,753,880 149,415,573 708,783,106 843,841,062 790,007,705 918,796,233
Change in net unrealized appreciation (depreciation) 51,918,520 (19,651,359) 121,441,899 (76,086,533) 113,494,776 (188,604,900)
Net Increase (Decrease) in Net Assets
Resulting from Operations 158,149,125 124,812,226 809,379,648 745,419,569 883,630,247 709,138,914
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 6,006,262 6,580,104 15,034,608 5,639,083 5,233,686 8,471,611
Class P 21,047 45,075 350,440 107,318 349,723 830,591
Cost of shares repurchased
Class I (258,920,251) (253,281,960) (1,040,400,696) (1,099,394,315) (984,936,652) (972,806,544)
Class P (86,679) (19,158) (258,297) (152,634) (241,168) (252,382)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (252,979,621) (246,675,939) (1,025,273,945) (1,093,800,548) (979,594,411) (963,756,724)
NET INCREASE (DECREASE) IN NET ASSETS (94,830,496) (121,863,713) (215,894,297) (348,380,979) (95,964,164) (254,617,810)
NET ASSETS
Beginning of Year 1,448,296,578 1,570,160,291 6,665,079,844 7,013,460,823 6,311,097,411 6,565,715,221
End of Year $ 1,353,466,082 $ 1,448,296,578 $ 6,449,185,547 $ 6,665,079,844 $ 6,215,133,247 $ 6,311,097,411
225
Portfolio Optimization Aggressive-
Growth Portfolio
230
PD 1-3 Year Corporate Bond
Portfolio
235
PD Aggregate Bond Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 5,177,167 ) ( $ 5,308,014 ) $ 8,749,073 $ 6,350,320 $ 38,488,153 $ 39,895,604
Net realized gain (loss) 207,875,675 255,296,812 707,926 (1,115,857) (16,581,392) (12,264,731)
Change in net unrealized appreciation (depreciation) 50,372,549 (59,208,941) 1,483,031 (923,226) 53,030,621 (10,803,370)
Net Increase (Decrease) in Net Assets
Resulting from Operations 253,071,057 190,779,857 10,940,030 4,311,237 74,937,382 16,827,503
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 11,813,113 8,112,499 – – – –
Class P 1,142,402 1,337,609 208,409,541 85,457,323 195,991,480 151,523,799
Cost of shares repurchased
Class I (230,841,651) (211,337,848) – – – –
Class P (859,860) (228,746) (126,180,841) (254,343,826) (249,834,623) (247,622,217)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (218,745,996) (202,116,486) 82,228,700 (168,886,503) (53,843,143) (96,098,418)
NET INCREASE (DECREASE) IN NET ASSETS 34,325,061 (11,336,629) 93,168,730 (164,575,266) 21,094,239 (79,270,915)
NET ASSETS
Beginning of Year 1,593,421,008 1,604,757,637 130,903,592 295,478,858 1,110,188,014 1,189,458,929
End of Year $ 1,627,746,069 $ 1,593,421,008 $ 224,072,322 $ 130,903,592 $ 1,131,282,253 $ 1,110,188,014

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
December 31, 2025
240
PD High Yield Bond Market Portfolio
245
PD Large-Cap Growth Index
Portfolio
250
PD Large-Cap Value Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 18,993,410 $ 15,038,782 $ 4,668,919 $ 6,024,181 $ 19,186,966 $ 22,178,254
Net realized gain (loss) (4,566,784) (2,117,431) 211,580,484 169,261,964 100,980,010 95,057,132
Change in net unrealized appreciation (depreciation) 4,734,904 4,810,929 (37,366,117) 151,203,689 31,233,645 33,551,295
Net Increase (Decrease) in Net Assets
Resulting from Operations 19,161,530 17,732,280 178,883,286 326,489,834 151,400,621 150,786,681
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 129,249,229 93,008,536 113,482,816 112,266,602 93,980,130 148,475,524
Cost of shares repurchased - Class P (135,310,770) (25,668,958) (426,103,325) (257,866,753) (251,482,835) (244,672,083)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (6,061,541) 67,339,578 (312,620,509) (145,600,151) (157,502,705) (96,196,559)
NET INCREASE (DECREASE) IN NET ASSETS 13,099,989 85,071,858 (133,737,223) 180,889,683 (6,102,084) 54,590,122
NET ASSETS
Beginning of Year 267,052,171 181,980,313 1,193,545,929 1,012,656,246 1,058,166,853 1,003,576,731
End of Year $ 280,152,160 $ 267,052,171 $ 1,059,808,706 $ 1,193,545,929 $ 1,052,064,769 $ 1,058,166,853
255
PD Mid-Cap Index Portfolio
260
PD Small-Cap Growth Index Portfolio
265
PD Small-Cap Value Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 4,152,300 $ 4,851,606 $ 221,449 $ 344,679 $ 3,574,970 $ 2,247,241
Net realized gain (loss) 20,261,818 36,686,057 9,715,759 5,012,110 4,612,852 3,195,517
Change in net unrealized appreciation (depreciation) 4,554,248 10,270,642 (5,293,816) 7,236,783 8,018,446 (985,890)
Net Increase (Decrease) in Net Assets
Resulting from Operations 28,968,366 51,808,305 4,643,392 12,593,572 16,206,268 4,456,868
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 41,550,483 20,529,793 56,605,028 27,808,870 73,314,434 72,723,248
Cost of shares repurchased - Class P (86,244,727) (128,893,649) (59,977,466) (20,890,004) (135,753,513) (12,603,648)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (44,694,244) (108,363,856) (3,372,438) 6,918,866 (62,439,079) 60,119,600
NET INCREASE (DECREASE) IN NET ASSETS (15,725,878) (56,555,551) 1,270,954 19,512,438 (46,232,811) 64,576,468
NET ASSETS
Beginning of Year 293,117,095 349,672,646 91,621,264 72,108,826 153,135,909 88,559,441
End of Year $ 277,391,217 $ 293,117,095 $ 92,892,218 $ 91,621,264 $ 106,903,098 $ 153,135,909
270
PD Emerging Markets Index Portfolio
275
PD International Large-Cap Index
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 818,618 $ 1,778,985 $ 20,142,691 $ 18,148,772
Net realized gain (loss) 6,780,149 (4,987,685) 60,168,997 14,487,484
Change in net unrealized appreciation (depreciation) 8,150,117 9,819,126 130,474,183 (4,356,331)
Net Increase (Decrease) in Net Assets
Resulting from Operations 15,748,884 6,610,426 210,785,871 28,279,925
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 111,150,456 32,746,354 80,594,321 122,016,616
Cost of shares repurchased - Class P (61,780,385) (57,553,631) (280,717,103) (123,275,628)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 49,370,071 (24,807,277) (200,122,782) (1,259,012)
NET INCREASE (DECREASE) IN NET ASSETS 65,118,955 (18,196,851) 10,663,089 27,020,913
NET ASSETS
Beginning of Year 80,525,195 98,722,046 722,237,591 695,216,678
End of Year $ 145,644,150 $ 80,525,195 $ 732,900,680 $ 722,237,591

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Bond Plus
$ –
&
Class I
2025 $ 9 .92 $ 0 .41 $ 0 .30 $ 0 .71 $ – $ – $ – $ 10 .63 0 .71% 0 .66% 3 .92% 7 .16% $ 2,537 20%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .14 ) ( 0 .08 ) – – – 9 .92 0 .85% 0 .70% 3 .59% ( 0 .82% ) 1,280 0%
Class P
2025 $ 9 .93 $ 0 .43 $ 0 .29 $ 0 .72 $ – $ – $ – $ 10 .65 0 .51% 0 .46% 4 .14% 7 .38% $ 553,685 20%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .14 ) ( 0 .07 ) – – – 9 .93 0 .66% 0 .50% 3 .93% ( 0 .79% ) 196,047 0%
Core Income
–
&
Class I
2025 $ 12 .32 $ 0 .58 $ 0 .24 $ 0 .82 $ – $ – $ – $ 13 .14 0 .75% 0 .75% 4 .54% 6 .73% $ 105,890 69%
2024 11 .98 0 .59 ( 0 .25 ) 0 .34 – – – 12 .32 0 .76% 0 .76% 4 .84% 2 .78% 86,569 96%
2023 11 .10 0 .51 0 .37 0 .88 – – – 11 .98 0 .74% 0 .74% 4 .43% 7 .98% 54,872 53%
2022 12 .67 0 .32 ( 1 .89 ) ( 1 .57 ) – – – 11 .10 0 .74% 0 .74% 2 .82% ( 12 .40% ) 42,839 88%
2021 12 .72 0 .23 ( 0 .28 ) ( 0 .05 ) – – – 12 .67 0 .74% 0 .74% 1 .80% ( 0 .39% ) 47,044 86%
Class P
2025 $ 12 .56 $ 0 .62 $ 0 .25 $ 0 .87 $ – $ – $ – $ 13 .43 0 .55% 0 .55% 4 .76% 6 .94% $ 226,319 69%
2024 12 .19 0 .62 ( 0 .25 ) 0 .37 – – – 12 .56 0 .55% 0 .55% 5 .02% 2 .98% 248,511 96%
2023 11 .27 0 .54 0 .38 0 .92 – – – 12 .19 0 .54% 0 .54% 4 .66% 8 .19% 849,328 53%
2022 12 .84 0 .35 ( 1 .92 ) ( 1 .57 ) – – – 11 .27 0 .54% 0 .54% 2 .96% ( 12 .23% ) 402,836 88%
2021 12 .86 0 .26 ( 0 .28 ) ( 0 .02 ) – – – 12 .84 0 .54% 0 .54% 2 .00% ( 0 .19% ) 590,267 86%
Diversified Bond
–
&
Class I
2025 $ 10 .23 $ 0 .52 $ 0 .28 $ 0 .80 $ – $ – $ – $ 11 .03 0 .65% 0 .65% 4 .87% 7 .85% $ 594,165 117%
2024 10 .07 0 .49 ( 0 .33 ) 0 .16 – – – 10 .23 0 .64% 0 .64% 4 .80% 1 .62% 669,767 133%
2023 9 .72 0 .41 ( 0 .06 ) 0 .35 – – – 10 .07 0 .66% 0 .66% 4 .15% 3 .60% 655,230 222%
2022 11 .94 0 .31 ( 2 .53 ) ( 2 .22 ) – – – 9 .72 0 .65% 0 .65% 3 .06% ( 18 .62% ) 603,308 104%
2021 12 .17 0 .26 ( 0 .49 ) ( 0 .23 ) – – – 11 .94 0 .64% 0 .64% 2 .20% ( 1 .93% ) 564,741 106%
Class P
2025 $ 13 .97 $ 0 .74 $ 0 .39 $ 1 .13 $ – $ – $ – $ 15 .10 0 .45% 0 .45% 5 .07% 8 .07% $ 1,027,146 117%
2024 13 .71 0 .69 ( 0 .43 ) 0 .26 – – – 13 .97 0 .44% 0 .44% 5 .01% 1 .87% 1,418,134 133%
2023 13 .21 0 .58 ( 0 .08 ) 0 .50 – – – 13 .71 0 .45% 0 .45% 4 .32% 3 .81% 1,441,677 222%
2022 16 .20 0 .44 ( 3 .43 ) ( 2 .99 ) – – – 13 .21 0 .45% 0 .45% 3 .12% ( 18 .46% ) 1,791,603 104%
2021 16 .49 0 .39 ( 0 .68 ) ( 0 .29 ) – – – 16 .20 0 .44% 0 .44% 2 .40% ( 1 .73% ) 4,131,522 106%
Floating Rate Income
–
&
Class I
2025 $ 16 .68 $ 1 .16 ( $ 0 .11 ) $ 1 .05 $ – $ – $ – $ 17 .73 0 .95% 0 .95% 6 .76% 6 .30% $ 245,814 174%
2024 15 .43 1 .33 ( 0 .08 ) 1 .25 – – – 16 .68 0 .92% 0 .92% 8 .27% 8 .05% 258,964 102%
2023 13 .58 1 .26 0 .59 1 .85 – – – 15 .43 0 .92% 0 .92% 8 .64% 13 .66% 254,540 108%
2022 13 .79 0 .71 ( 0 .92 ) ( 0 .21 ) – – – 13 .58 0 .91% 0 .90% 5 .26% ( 1 .54% ) 241,459 45%
2021 13 .18 0 .53 0 .08 0 .61 – – – 13 .79 0 .91% 0 .86% 3 .91% 4 .62% 269,774 104%
Class P
2025 $ 17 .07 $ 1 .20 ( $ 0 .09 ) $ 1 .11 $ – $ – $ – $ 18 .18 0 .74% 0 .74% 6 .90% 6 .52% $ 96,896 174%
2024 15 .75 1 .35 ( 0 .03 ) 1 .32 – – – 17 .07 0 .72% 0 .72% 8 .08% 8 .39% 107,308 102%
2023 13 .84 1 .12 0 .79 1 .91 – – – 15 .75 0 .71% 0 .71% 7 .87% 13 .76% 21,048 108%
2022 14 .03 0 .78 ( 0 .97 ) ( 0 .19 ) – – – 13 .84 0 .72% 0 .71% 5 .68% ( 1 .35% ) 493,288 45%
2021 13 .38 0 .56 0 .09 0 .65 – – – 14 .03 0 .71% 0 .66% 4 .10% 4 .83% 129,383 104%
High Yield Bond
–
&
Class I
2025 $ 10 .66 $ 0 .72 $ 0 .06 $ 0 .78 $ – $ – $ – $ 11 .44 0 .65% 0 .65% 6 .52% 7 .27% $ 253,034 66%
2024 9 .95 0 .68 0 .03 0 .71 – – – 10 .66 0 .63% 0 .63% 6 .63% 7 .14% 240,562 80%
2023 8 .87 0 .61 0 .47 1 .08 – – – 9 .95 0 .64% 0 .64% 6 .59% 12 .22% 247,677 49%
2022 9 .89 0 .48 ( 1 .50 ) ( 1 .02 ) – – – 8 .87 0 .63% 0 .63% 5 .31% ( 10 .35% ) 220,364 33%
2021 9 .38 0 .47 0 .04
0
.51 – – – 9 .89 0 .63% 0 .63% 4 .88% 5 .42% 351,557 46%
Class P
2025 $ 11 .81 $ 0 .82 $ 0 .06 $ 0 .88 $ – $ – $ – $ 12 .69 0 .45% 0 .45% 6 .73% 7 .49% $ 414,177 66%
2024 10 .99 0 .78 0 .04 0 .82 – – – 11 .81 0 .43% 0 .43% 6 .81% 7 .36% 525,401 80%
2023 9 .78 0 .68 0 .53 1 .21 – – – 10 .99 0 .44% 0 .44% 6 .67% 12 .45% 334,382 49%
2022 10 .88 0 .55 ( 1 .65 ) ( 1 .10 ) – – – 9 .78 0 .43% 0 .43% 5 .52% ( 10 .17% ) 799,387 33%
2021 10 .30 0 .54 0 .04 0 .58 – – – 10 .88 0 .43% 0 .43% 5 .08% 5 .63% 966,816 46%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Inflation Managed
$ –
&
Class I
2025 $ 12 .35 $ 0 .52 $ 0 .47 $ 0 .99 $ – $ – $ – $ 13 .34 1 .30% 1 .30% (7) 4 .03% 7 .99% $ 250,994 189%
2024 12 .07 0 .45 ( 0 .17 ) 0 .28 – – – 12 .35 1 .32% 1 .32% 3 .65% 2 .36% 242,178 235%
2023 11 .64 0 .47 ( 0 .04 ) 0 .43 – – – 12 .07 0 .74% 0 .74% 3 .95% 3 .67% 261,009 172%
2022 13 .21 0 .84 ( 2 .41 ) ( 1 .57 ) – – – 11 .64 0 .73% 0 .73% 6 .86% ( 11 .87% ) 269,220 47%
2021 12 .50 0 .62 0 .09 0 .71 – – – 13 .21 0 .67% 0 .67% 4 .88% 5 .69% 335,607 115%
Class P
2025 $ 14 .18 $ 0 .63 $ 0 .53 $ 1 .16 $ – $ – $ – $ 15 .34 1 .10% 1 .10% (7) 4 .21% 8 .21% $ 123,331 189%
2024 13 .83 0 .53 ( 0 .18 ) 0 .35 – – – 14 .18 1 .12% 1 .12% 3 .74% 2 .56% 110,270 235%
2023 13 .31 0 .54 ( 0 .02 ) 0 .52 – – – 13 .83 0 .54% 0 .54% 4 .01% 3 .88% 153,972 172%
2022 15 .08 1 .03 ( 2 .80 ) ( 1 .77 ) – – – 13 .31 0 .53% 0 .53% 7 .43% ( 11 .70% ) 397,533 47%
2021 14 .24 0 .74 0 .10 0 .84 – – – 15 .08 0 .47% 0 .47% 5 .09% 5 .90% 208,469 115%
Intermediate Bond
–
&
Class I
2025 $ 9 .38 $ 0 .37 $ 0 .29 $ 0 .66 $ – $ – $ – $ 10 .04 0 .65% 0 .65% 3 .79% 7 .08% $ 71,523 107%
2024 9 .18 0 .33 ( 0 .13 ) 0 .20 – – – 9 .38 0 .64% 0 .64% 3 .59% 2 .11% 44,558 56%
2023 8 .69 0 .28 0 .21 0 .49 – – – 9 .18 0 .64% 0 .64% 3 .14% 5 .74% 22,110 27%
2022 9 .98 0 .19 ( 1 .48 ) ( 1 .29 ) – – – 8 .69 0 .63% 0 .63% 2 .16% ( 12 .98% ) 8,363 78%
11/01/2021 - 12/31/2021 9 .99 0 .02 ( 0 .03 ) ( 0 .01 ) – – – 9 .98 0 .62% 0 .62% 1 .12% ( 0 .16% ) 1,094 135%
Class P
2025 $ 9 .44 $ 0 .39 $ 0 .30 $ 0 .69 $ – $ – $ – $ 10 .13 0 .45% 0 .45% 3 .99% 7 .29% $ 726,233 107%
2024 9 .22 0 .35 ( 0 .13 ) 0 .22 – – – 9 .44 0 .44% 0 .44% 3 .76% 2 .32% 634,857 56%
2023 8 .71 0 .29 0 .22 0 .51 – – – 9 .22 0 .44% 0 .44% 3 .28% 5 .95% 1,261,555 27%
2022 9 .98 0 .19 ( 1 .46 ) ( 1 .27 ) – – – 8 .71 0 .43% 0 .43% 2 .13% ( 12 .81% ) 1,366,426 78%
2021 10 .16 0 .12 ( 0 .30 ) ( 0 .18 ) – – – 9 .98 0 .43% 0 .43% 1 .20% ( 1 .70% ) 1,254,209 135%
Short Duration Bond
–
&
Class I
2025 $ 11 .24 $ 0 .47 $ 0 .13 $ 0 .60 $ – $ – $ – $ 11 .84 0 .65% 0 .65% 4 .05% 5 .42% $ 418,105 118%
2024 10 .71 0 .47 0 .06 0 .53 – – – 11 .24 0 .64% 0 .64% 4 .27% 4 .87% 409,388 137%
2023 10 .22 0 .36 0 .13 0 .49 – – – 10 .71 0 .64% 0 .64% 3 .42% 4 .87% 418,842 105%
2022 10 .71 0 .18 ( 0 .67 ) ( 0 .49 ) – – – 10 .22 0 .63% 0 .63% 1 .69% ( 4 .58% ) 427,005 83%
2021 10 .75 0 .12 ( 0 .16 ) ( 0 .04 ) – – – 10 .71 0 .63% 0 .63% 1 .10% ( 0 .45% ) 501,192 82%
Class P
2025 $ 11 .82 $ 0 .51 $ 0 .16 $ 0 .67 $ – $ – $ – $ 12 .49 0 .45% 0 .45% 4 .22% 5 .63% $ 904,661 118%
2024 11 .25 0 .50 0 .07 0 .57 – – – 11 .82 0 .44% 0 .44% 4 .39% 5 .08% 574,896 137%
2023 10 .71 0 .41 0 .13 0 .54 – – – 11 .25 0 .44% 0 .44% 3 .71% 5 .08% 1,419,781 105%
2022 11 .20 0 .20 ( 0 .69 ) ( 0 .49 ) – – – 10 .71 0 .43% 0 .43% 1 .87% ( 4 .39% ) 724,988 83%
2021 11 .22 0 .15 ( 0 .17 ) ( 0 .02 ) – – – 11 .20 0 .43% 0 .43% 1 .30% ( 0 .25% ) 934,420 82%
Total Return
–
&
Class I
2025 $ 13 .89 $ 0 .61 $ 0 .63 $ 1 .24 $ – $ – $ – $ 15 .13 1 .07% 1 .06% (7) 4 .19% 8 .98% $ 767,008 570%
2024 13 .52 0 .60 ( 0 .23 ) 0 .37 – – – 13 .89 0 .92% 0 .90% 4 .35% 2 .70% 688,795 628%
2023 12 .69 0 .51 0 .32 0 .83 – – – 13 .52 0 .66% 0 .64% 3 .96% 6 .55% 661,184 502%
2022 14 .76 0 .33 ( 2 .40 ) ( 2 .07 ) – – – 12 .69 0 .64% 0 .63% 2 .46% ( 14 .02% ) 662,633 426%
2021 14 .93 0 .25 ( 0 .42 ) ( 0 .17 ) – – – 14 .76 0 .63% 0 .62% 1 .69% ( 1 .13% ) 871,592 320%
Class P
2025 $ 15 .49 $ 0 .71 $ 0 .72 $ 1 .43 $ – $ – $ – $ 16 .92 0 .87% 0 .86% (7) 4 .38% 9 .20% $ 1,007,760 570%
2024 15 .06 0 .70 ( 0 .27 ) 0 .43 – – – 15 .49 0 .72% 0 .70% 4 .56% 2 .90% 1,152,820 628%
2023 14 .10 0 .60 0 .36 0 .96 – – – 15 .06 0 .46% 0 .44% 4 .15% 6 .76% 1,551,175 502%
2022 16 .37 0 .40 ( 2 .67 ) ( 2 .27 ) – – – 14 .10 0 .44% 0 .43% 2 .73% ( 13 .85% ) 1,795,265 426%
2021 16 .52 0 .31 ( 0 .46 ) ( 0 .15 ) – – – 16 .37 0 .43% 0 .42% 1 .89% ( 0 .93% ) 1,886,891 320%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Emerging Markets Debt
$ –
&
Class I
2025 $ 13 .27 $ 0 .97 $ 1 .12 $ 2 .09 $ – $ – $ – $ 15 .36 1 .09% 1 .04% 6 .80% 15 .68% $ 22,494 155%
2024 12 .42 0 .94 ( 0 .09 ) 0 .85 – – – 13 .27 1 .09% 1 .04% 7 .29% 6 .88% 23,979 219%
2023 11 .05 0 .74 0 .63 1 .37 – – – 12 .42 1 .10% 1 .05% 6 .38% 12 .35% 23,149 194%
2022 12 .21 0 .60 ( 1 .76 ) ( 1 .16 ) – – – 11 .05 1 .11% 1 .06% 5 .31% ( 9 .27% ) 21,815 103%
2021 12 .97 0 .53 ( 1 .29 ) ( 0 .76 ) – – – 12 .21 1 .05% 1 .03% 4 .20% ( 6 .12% ) 90,598 145%
Class P
2025 $ 13 .61 $ 1 .04 $ 1 .12 $ 2 .16 $ – $ – $ – $ 15 .77 0 .89% 0 .84% 7 .02% 15 .89% $ 234,411 155%
2024 12 .70 0 .97 ( 0 .06 ) 0 .91 – – – 13 .61 0 .88% 0 .83% 7 .41% 7 .09% 94,194 219%
2023 11 .28 0 .78 0 .64 1 .42 – – – 12 .70 0 .90% 0 .85% 6 .61% 12 .57% 199,565 194%
2022 12 .44 0 .65 ( 1 .81 ) ( 1 .16 ) – – – 11 .28 0 .92% 0 .87% 5 .68% ( 9 .08% ) 210,706 103%
2021 13 .19 0 .56 ( 1 .31 ) ( 0 .75 ) – – – 12 .44 0 .85% 0 .82% 4 .40% ( 5 .94% ) 467,700 145%
Dividend Growth
–
&
Class I
2025 $ 42 .36 $ 0 .33 $ 5 .77 $ 6 .10 $ – $ – $ – $ 48 .46 0 .91% 0 .88% 0 .74% 14 .39% $ 737,283 13%
2024 37 .41 0 .32 4 .63 4 .95 – – – 42 .36 0 .90% 0 .87% 0 .78% 13 .24% 670,749 13%
2023 33 .01 0 .35 4 .05 4 .40 – – – 37 .41 0 .89% 0 .86% 1 .03% 13 .32% 615,998 23%
2022 36 .88 0 .29 ( 4 .16 ) ( 3 .87 ) – – – 33 .01 0 .88% 0 .88% 0 .87% ( 10 .49% ) 563,348 16%
2021 29 .32 0 .21 7 .35 7 .56 – – – 36 .88 0 .87% 0 .87% 0 .63% 25 .80% 649,523 10%
Class P
2025 $ 47 .08 $ 0 .47 $ 6 .42 $ 6 .89 $ – $ – $ – $ 53 .97 0 .71% 0 .68% 0 .94% 14 .65% $ 5,894 13%
2024 41 .46 0 .38 5 .24 5 .62 – – – 47 .08 0 .70% 0 .67% 0 .89% 13 .53% 5,081 13%
2023 36 .51 0 .45 4 .50 4 .95 – – – 41 .46 0 .69% 0 .66% 1 .20% 13 .54% 287,948 23%
2022 40 .71 0 .39 ( 4 .59 ) ( 4 .20 ) – – – 36 .51 0 .68% 0 .68% 1 .05% ( 10 .31% ) 751,335 16%
2021 32 .30 0 .30 8 .11 8 .41 – – – 40 .71 0 .67% 0 .67% 0 .84% 26 .05% 1,197,125 10%
Equity Index
–
&
Class I
2025 $ 152 .74 $ 1 .65 $ 25 .15 $ 26 .80 $ – $ – $ – $ 179 .54 0 .29% 0 .29% 1 .02% 17 .55% $ 5,431,978 1%
2024 122 .52 1 .59 28 .63 30 .22 – – – 152 .74 0 .28% 0 .28% 1 .13% 24 .66% 4,590,842 3%
2023 97 .29 1 .53 23 .70 25 .23 – – – 122 .52 0 .28% 0 .28% 1 .40% 25 .93% 3,750,952 4%
2022 119 .09 1 .41 ( 23 .21 ) ( 21 .80 ) – – – 97 .29 0 .28% 0 .28% 1 .36% ( 18 .31% ) 3,072,629 6%
2021 92 .77 1 .21 25 .11 26 .32 – – – 119 .09 0 .27% 0 .27% 1 .14% 28 .37% 3,929,164 2%
Class P
2025 $ 159 .65 $ 2 .07 $ 26 .32 $ 28 .39 $ – $ – $ – $ 188 .04 0 .09% 0 .09% 1 .21% 17 .79% $ 643,713 1%
2024 127 .80 1 .95 29 .90 31 .85 – – – 159 .65 0 .08% 0 .08% 1 .34% 24 .91% 412,852 3%
2023 101 .28 1 .83 24 .69 26 .52 – – – 127 .80 0 .08% 0 .08% 1 .60% 26 .19% 810,492 4%
2022 123 .73 1 .68 ( 24 .13 ) ( 22 .45 ) – – – 101 .28 0 .08% 0 .08% 1 .57% ( 18 .15% ) 587,247 6%
2021 96 .20 1 .47 26 .06 27 .53 – – – 123 .73 0 .07% 0 .07% 1 .36% 28 .63% 581,154 2%
Focused Growth
–
&
Class I
2025 $ 73 .67 ( $ 0 .35 ) $ 13 .58 $ 13 .23 $ – $ – $ – $ 86 .90 0 .97% 0 .97% ( 0 .44% ) 17 .95% $ 459,133 28%
2024 57 .58 ( 0 .16 ) 16 .25 16 .09 – – – 73 .67 0 .95% 0 .95% ( 0 .24% ) 27 .95% 390,956 36%
2023 41 .74 ( 0 .07 ) 15 .91 15 .84 – – – 57 .58 0 .95% 0 .95% ( 0 .14% ) 37 .96% 295,820 42%
2022 63 .04 ( 0 .12 ) ( 21 .18 ) ( 21 .30 ) – – – 41 .74 0 .95% 0 .95% ( 0 .26% ) ( 33 .80% ) 218,362 43%
2021 52 .63 ( 0 .30 ) 10 .71 10 .41 – – – 63 .04 0 .95% 0 .95% ( 0 .51% ) 19 .79% 347,239 44%
Class P
2025 $ 75 .81 ( $ 0 .21 ) $ 14 .00 $ 13 .79 $ – $ – $ – $ 89 .60 0 .77% 0 .77% ( 0 .26% ) 18 .19% $ 41,022 28%
2024 59 .14 ( 0 .02 ) 16 .69 16 .67 – – – 75 .81 0 .75% 0 .75% ( 0 .04% ) 28 .20% 240,552 36%
2023 42 .78 0 .04 16 .32 16 .36 – – – 59 .14 0 .75% 0 .75% 0 .07% 38 .24% 669,798 42%
2022 64 .49 ( 0 .01 ) ( 21 .70 ) ( 21 .71 ) – – – 42 .78 0 .75% 0 .75% ( 0 .01% ) ( 33 .66% ) 693,129 43%
2021 53 .73 ( 0 .17 ) 10 .93 10 .76 – – – 64 .49 0 .75% 0 .75% ( 0 .28% ) 20 .03% 496,393 44%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Growth
$ –
&
Class I
2025 $ 79 .77 ( $ 0 .23 ) $ 9 .81 $ 9 .58 $ – $ – $ – $ 89 .35 0 .79% 0 .79% ( 0 .28% ) 12 .01% $ 1,068,483 59%
2024 60 .51 ( 0 .18 ) 19 .44 19 .26 – – – 79 .77 0 .78% 0 .78% ( 0 .24% ) 31 .82% 1,014,738 43%
2023 44 .65 ( 0 .04 ) 15 .90 15 .86 – – – 60 .51 0 .78% 0 .78% ( 0 .08% ) 35 .55% 812,453 30%
2022 64 .90 ( 0 .07 ) ( 20 .18 ) ( 20 .25 ) – – – 44 .65 0 .78% 0 .78% ( 0 .14% ) ( 31 .21% ) 634,578 19%
2021 52 .59 ( 0 .23 ) 12 .54 12 .31 – – – 64 .90 0 .77% 0 .77% ( 0 .38% ) 23 .42% 999,552 13%
Class P
2025 $ 87 .12 ( $ 0 .07 ) $ 10 .73 $ 10 .66 $ – $ – $ – $ 97 .78 0 .59% 0 .59% ( 0 .07% ) 12 .24% $ 451,023 59%
2024 65 .96 ( 0 .03 ) 21 .19 21 .16 – – – 87 .12 0 .58% 0 .58% ( 0 .04% ) 32 .08% 729,519 43%
2023 48 .56 0 .07 17 .33 17 .40 – – – 65 .96 0 .58% 0 .58% 0 .12% 35 .82% 623,700 30%
2022 70 .46 0 .03 ( 21 .93 ) ( 21 .90 ) – – – 48 .56 0 .58% 0 .58% 0 .05% ( 31 .07% ) 555,373 19%
2021 56 .97 ( 0 .12 ) 13 .61 13 .49 – – – 70 .46 0 .57% 0 .57% ( 0 .18% ) 23 .67% 1,219,416 13%
Hedged Equity
–
&
Class I
2025 $ 13 .22 $ 0 .06 $ 0 .88 $ 0 .94 $ – $ – $ – $ 14 .16 0 .86% 0 .86% 0 .42% 7 .11% $ 475,923 36%
2024 11 .22 0 .07 1 .93 2 .00 – – – 13 .22 0 .86% 0 .86% 0 .55% 17 .87% 413,846 34%
2023 9 .69 0 .08 1 .45 1 .53 – – – 11 .22 0 .91% 0 .90% 0 .73% 15 .69% 266,272 44%
2022 10 .55 0 .07 ( 0 .93 ) ( 0 .86 ) – – – 9 .69 0 .92% 0 .90% 0 .72% ( 7 .95% ) 156,133 29%
04/30/2021 - 12/31/2021 10 .00 0 .03 0 .52 0 .55 – – – 10 .55 1 .13% 0 .90% 0 .48% 5 .37% 58,694 34%
Class P
2025 $ 13 .32 $ 0 .08 $ 0 .89 $ 0 .97 $ – $ – $ – $ 14 .29 0 .66% 0 .66% 0 .61% 7 .33% $ 19,782 36%
2024 11 .28 0 .09 1 .95 2 .04 – – – 13 .32 0 .66% 0 .66% 0 .76% 18 .11% 13,776 34%
2023 9 .72 0 .10 1 .46 1 .56 – – – 11 .28 0 .71% 0 .70% 0 .93% 15 .92% 7,089 44%
2022 10 .57 0 .10 ( 0 .95 ) ( 0 .85 ) – – – 9 .72 0 .72% 0 .70% 0 .98% ( 7 .76% ) 3,648 29%
04/30/2021 - 12/31/2021 10 .00 0 .05 0 .52 0 .57 – – – 10 .57 0 .93% 0 .70% 0 .70% 5 .51% 633 34%
Large-Cap Core
–
&
Class I
2025 $ 85 .86 $ 0 .39 $ 12 .00 $ 12 .39 $ – $ – $ – $ 98 .25 0 .69% 0 .69% 0 .43% 14 .43% $ 785,942 42%
2024 69 .26 0 .44 16 .16 16 .60 – – – 85 .86 0 .68% 0 .68% 0 .55% 23 .96% 722,031 63%
2023 54 .51 0 .58 14 .17 14 .75 – – – 69 .26 0 .68% 0 .68% 0 .94% 27 .06% 614,725 61%
2022 68 .67 0 .59 ( 14 .75 ) ( 14 .16 ) – – – 54 .51 0 .68% 0 .68% 1 .00% ( 20 .61% ) 522,329 126%
2021 53 .74 0 .53 14 .40 14 .93 – – – 68 .67 0 .67% 0 .67% 0 .87% 27 .76% 715,346 42%
Class P
2025 $ 96 .71 $ 0 .64 $ 13 .53 $ 14 .17 $ – $ – $ – $ 110 .88 0 .49% 0 .49% 0 .64% 14 .66% $ 1,738,732 42%
2024 77 .86 0 .67 18 .18 18 .85 – – – 96 .71 0 .48% 0 .48% 0 .75% 24 .21% 1,891,626 63%
2023 61 .15 0 .78 15 .93 16 .71 – – – 77 .86 0 .48% 0 .48% 1 .11% 27 .31% 1,249,759 61%
2022 76 .88 0 .78 ( 16 .51 ) ( 15 .73 ) – – – 61 .15 0 .48% 0 .48% 1 .20% ( 20 .46% ) 496,819 126%
2021 60 .05 0 .78 16 .05 16 .83 – – – 76 .88 0 .47% 0 .47% 1 .14% 28 .02% 397,013 42%
Large-Cap Growth
–
&
Class I
2025 $ 28 .86 ( $ 0 .07 ) $ 4 .51 $ 4 .44 $ – $ – $ – $ 33 .30 0 .95% 0 .87% ( 0 .22% ) 15 .39% $ 441,927 45%
2024 22 .20 ( 0 .09 ) 6 .75 6 .66 – – – 28 .86 0 .94% 0 .86% ( 0 .34% ) 29 .97% 428,101 68%
2023 15 .30 ( 0 .03 ) 6 .93 6 .90 – – – 22 .20 0 .94% 0 .87% ( 0 .18% ) 45 .12% 372,192 99%
2022 24 .64 ( 0 .03 ) ( 9 .31 ) ( 9 .34 ) – – – 15 .30 0 .94% 0 .90% ( 0 .18% ) ( 37 .90% ) 271,862 67%
2021 20 .49 ( 0 .10 ) 4 .25 4 .15 – – – 24 .64 0 .93% 0 .89% ( 0 .44% ) 20 .27% 460,251 40%
Class P
2025 $ 34 .38 ( $ 0 .01 ) $ 5 .38 $ 5 .37 $ – $ – $ – $ 39 .75 0 .75% 0 .67% ( 0 .03% ) 15 .62% $ 806,850 45%
2024 26 .40 ( 0 .04 ) 8 .02 7 .98 – – – 34 .38 0 .74% 0 .66% ( 0 .14% ) 30 .23% 1,324,418 68%
2023 18 .16 – (8) 8 .24 8 .24 – – – 26 .40 0 .75% 0 .68% 0 .02% 45 .41% 1,070,286 99%
2022 29 .18 0 .01 ( 11 .03 ) ( 11 .02 ) – – – 18 .16 0 .74% 0 .70% 0 .03% ( 37 .77% ) 512,220 67%
2021 24 .21 ( 0 .06 ) 5 .03 4 .97 – – – 29 .18 0 .73% 0 .69% ( 0 .24% ) 20 .51% 765,546 40%
Large-Cap Plus Bond Alpha
–
&
Class I
2025 $ 10 .30 $ 0 .42 $ 1 .46 $ 1 .88 $ – $ – $ – $ 12 .18 0 .71% 0 .66% 3 .83% 18 .31% $ 3,528 18%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .24 0 .30 – – – 10 .30 0 .72% 0 .70% 3 .44% 2 .98% 2,070 0%
Class P
2025 $ 10 .31 $ 0 .44 $ 1 .46 $ 1 .90 $ – $ – $ – $ 12 .21 0 .51% 0 .46% 4 .04% 18 .54% $ 880,992 18%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .24 0 .31 – – – 10 .31 0 .52% 0 .50% 3 .97% 3 .01% 803,440 0%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Large-Cap Value
$ –
&
Class I
2025 $ 39 .85 $ 0 .46 $ 3 .51 $ 3 .97 $ – $ – $ – $ 43 .82 0 .87% 0 .87% 1 .13% 9 .97% $ 467,214 18%
2024 36 .91 0 .48 2 .46 2 .94 – – – 39 .85 0 .84% 0 .84% 1 .22% 7 .97% 450,621 30%
2023 32 .12 0 .46 4 .33 4 .79 – – – 36 .91 0 .85% 0 .85% 1 .38% 14 .91% 449,208 36%
2022 34 .40 0 .41 ( 2 .69 ) ( 2 .28 ) – – – 32 .12 0 .84% 0 .84% 1 .28% ( 6 .63% ) 425,091 9%
2021 27 .28 0 .33 6 .79 7 .12 – – – 34 .40 0 .83% 0 .83% 1 .03% 26 .12% 469,171 18%
Class P
2025 $ 44 .25 $ 0 .61 $ 3 .90 $ 4 .51 $ – $ – $ – $ 48 .76 0 .67% 0 .67% 1 .36% 10 .19% $ 260,161 18%
2024 40 .90 0 .62 2 .73 3 .35 – – – 44 .25 0 .64% 0 .64% 1 .43% 8 .19% 700,034 30%
2023 35 .52 0 .59 4 .79 5 .38 – – – 40 .90 0 .65% 0 .65% 1 .58% 15 .14% 838,657 36%
2022 37 .97 0 .52 ( 2 .97 ) ( 2 .45 ) – – – 35 .52 0 .64% 0 .64% 1 .47% ( 6 .44% ) 701,589 9%
2021 30 .05 0 .43 7 .49 7 .92 – – – 37 .97 0 .63% 0 .63% 1 .25% 26 .37% 874,567 18%
Mid-Cap Growth
–
&
Class I
2025 $ 27 .22 ( $ 0 .09 ) $ 0 .69 $ 0 .60 $ – $ – $ – $ 27 .82 0 .94% 0 .90% ( 0 .32% ) 2 .22% $ 395,885 165%
2024 26 .56 ( 0 .10 ) 0 .76 0 .66 – – – 27 .22 0 .93% 0 .91% ( 0 .38% ) 2 .48% 396,215 60%
2023 22 .20 ( 0 .09 ) 4 .45 4 .36 – – – 26 .56 0 .93% 0 .91% ( 0 .36% ) 19 .62% 401,940 55%
2022 32 .05 ( 0 .11 ) ( 9 .74 ) ( 9 .85 ) – – – 22 .20 0 .93% 0 .91% ( 0 .44% ) ( 30 .72% ) 344,219 29%
2021 27 .47 ( 0 .17 ) 4 .75 4 .58 – – – 32 .05 0 .93% 0 .90% ( 0 .56% ) 16 .67% 541,746 37%
Class P
2025 $ 30 .19 ( $ 0 .04 ) $ 0 .77 $ 0 .73 $ – $ – $ – $ 30 .92 0 .74% 0 .70% ( 0 .12% ) 2 .42% $ 453,492 165%
2024 29 .40 ( 0 .06 ) 0 .85 0 .79 – – – 30 .19 0 .73% 0 .71% ( 0 .18% ) 2 .68% 554,326 60%
2023 24 .53 ( 0 .04 ) 4 .91 4 .87 – – – 29 .40 0 .73% 0 .71% ( 0 .15% ) 19 .86% 533,581 55%
2022 35 .34 ( 0 .06 ) ( 10 .75 ) ( 10 .81 ) – – – 24 .53 0 .73% 0 .71% ( 0 .24% ) ( 30 .59% ) 461,342 29%
2021 30 .23 ( 0 .12 ) 5 .23 5 .11 – – – 35 .34 0 .73% 0 .70% ( 0 .37% ) 16 .90% 748,898 37%
Mid-Cap Plus Bond Alpha
–
&
Class I
2025 $ 37 .50 $ 1 .58 $ 1 .80 $ 3 .38 $ – $ – $ – $ 40 .88 0 .71% 0 .66% 4 .07% 9 .01% $ 415,618 31%
2024 32 .62 1 .57 3 .31 4 .88 – – – 37 .50 1 .05% 0 .87% 4 .43% 14 .95% 420,698 306%
2023 28 .28 0 .32 4 .02 4 .34 – – – 32 .62 0 .90% 0 .87% 1 .08% 15 .35% 392,655 174%
2022 34 .18 0 .34 ( 6 .24 ) ( 5 .90 ) – – – 28 .28 0 .88% 0 .88% 1 .12% ( 17 .26% ) 365,129 154%
2021 29 .36 0 .07 4 .75 4 .82 – – – 34 .18 0 .88% 0 .88% 0 .22% 16 .40% 457,508 119%
Class P
2025 $ 46 .76 $ 2 .07 $ 2 .25 $ 4 .32 $ – $ – $ – $ 51 .08 0 .51% 0 .46% 4 .27% 9 .26% $ 349,970 31%
2024 40 .59 2 .03 4 .14 6 .17 – – – 46 .76 0 .86% 0 .67% 4 .62% 15 .18% 185,312 306%
2023 35 .12 0 .45 5 .02 5 .47 – – – 40 .59 0 .70% 0 .67% 1 .24% 15 .58% 214,892 174%
2022 42 .36 0 .49 ( 7 .73 ) ( 7 .24 ) – – – 35 .12 0 .68% 0 .68% 1 .30% ( 17 .09% ) 235,870 154%
2021 36 .32 0 .17 5 .87 6 .04 – – – 42 .36 0 .68% 0 .68% 0 .41% 16 .63% 358,643 119%
Mid-Cap Value
–
&
Class I
2025 $ 32 .64 $ 0 .26 $ 3 .37 $ 3 .63 $ – $ – $ – $ 36 .27 0 .95% 0 .95% 0 .74% 11 .15% $ 208,069 103%
2024 29 .59 0 .24 2 .81 3 .05 – – – 32 .64 0 .93% 0 .93% 0 .77% 10 .31% 174,844 59%
2023 25 .42 0 .26 3 .91 4 .17 – – – 29 .59 0 .94% 0 .94% 0 .97% 16 .39% 151,414 40%
2022 27 .41 0 .25 ( 2 .24 ) ( 1 .99 ) – – – 25 .42 0 .93% 0 .93% 0 .97% ( 7 .26% ) 130,901 31%
2021 21 .58 0 .15 5 .68 5 .83 – – – 27 .41 0 .93% 0 .93% 0 .60% 27 .03% 152,213 22%
Class P
2025 $ 48 .84 $ 0 .50 $ 5 .05 $ 5 .55 $ – $ – $ – $ 54 .39 0 .75% 0 .75% 0 .96% 11 .37% $ 195,891 103%
2024 44 .18 0 .45 4 .21 4 .66 – – – 48 .84 0 .74% 0 .74% 0 .96% 10 .53% 151,888 59%
2023 37 .89 0 .43 5 .86 6 .29 – – – 44 .18 0 .73% 0 .73% 1 .07% 16 .62% 196,377 40%
2022 40 .77 0 .44 ( 3 .32 ) ( 2 .88 ) – – – 37 .89 0 .73% 0 .73% 1 .16% ( 7 .08% ) 519,493 31%
2021 32 .03 0 .29 8 .45 8 .74 – – – 40 .77 0 .73% 0 .73% 0 .78% 27 .29% 713,811 22%
QQQ Plus Bond Alpha
–
&
Class I
2025 $ 10 .36 $ 0 .42 $ 1 .69 $ 2 .11 $ – $ – $ – $ 12 .47 0 .73% 0 .64% 3 .84% 20 .44% $ 5,108 19%
10/15/2024 - 12/31/2024 10 .00 0 .08 0 .28 0 .36 – – – 10 .36 0 .77% 0 .66% 3 .61% 3 .56% 5,791 0%
Class P
2025 $ 10 .36 $ 0 .45 $ 1 .69 $ 2 .14 $ – $ – $ – $ 12 .50 0 .55% 0 .46% 4 .00% 20 .67% $ 750,301 19%
10/15/2024 - 12/31/2024 10 .00 0 .09 0 .27 0 .36 – – – 10 .36 0 .56% 0 .46% 3 .93% 3 .60% 200,922 0%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Small-Cap Equity
$ –
&
Class I
2025 $ 32 .60 $ 0 .35 $ 2 .20 $ 2 .55 $ – $ – $ – $ 35 .15 1 .02% 0 .92% 1 .08% 7 .83% $ 129,231 76%
2024 29 .72 0 .38 2 .50 2 .88 – – – 32 .60 1 .02% 0 .92% 1 .21% 9 .70% 113,987 65%
2023 26 .30 0 .36 3 .06 3 .42 – – – 29 .72 1 .03% 0 .93% 1 .32% 12 .97% 105,145 55%
2022 30 .21 0 .25 ( 4 .16 ) ( 3 .91 ) – – – 26 .30 1 .01% 0 .91% 0 .91% ( 12 .92% ) 90,420 39%
2021 23 .89 0 .25 6 .07 6 .32 – – – 30 .21 1 .00% 0 .90% 0 .87% 26 .46% 114,214 51%
Class P
2025 $ 43 .01 $ 0 .55 $ 2 .92 $ 3 .47 $ – $ – $ – $ 46 .48 0 .82% 0 .72% 1 .30% 8 .05% $ 126,390 76%
2024 39 .13 0 .59 3 .29 3 .88 – – – 43 .01 0 .82% 0 .72% 1 .43% 9 .92% 297,330 65%
2023 34 .57 0 .52 4 .04 4 .56 – – – 39 .13 0 .82% 0 .72% 1 .47% 13 .20% 132,894 55%
2022 39 .62 0 .39 ( 5 .44 ) ( 5 .05 ) – – – 34 .57 0 .81% 0 .71% 1 .07% ( 12 .74% ) 207,962 39%
2021 31 .27 0 .41 7 .94 8 .35 – – – 39 .62 0 .80% 0 .70% 1 .06% 26 .71% 363,249 51%
Small-Cap Growth
–
&
Class I
2025 $ 28 .51 ( $ 0 .06 ) $ 3 .48 $ 3 .42 $ – $ – $ – $ 31 .93 0 .86% 0 .86% ( 0 .19% ) 11 .99% $ 177,141 192%
2024 26 .76 ( 0 .03 ) 1 .78 1 .75 – – – 28 .51 0 .84% 0 .84% ( 0 .12% ) 6 .55% 160,666 108%
2023 23 .43 ( 0 .02 ) 3 .35 3 .33 – – – 26 .76 0 .84% 0 .84% ( 0 .09% ) 14 .20% 157,383 66%
2022 33 .44 ( 0 .05 ) ( 9 .96 ) ( 10 .01 ) – – – 23 .43 0 .84% 0 .84% ( 0 .19% ) ( 29 .92% ) 145,705 50%
2021 32 .88 ( 0 .16 ) 0 .72 0 .56 – – – 33 .44 0 .84% 0 .84% ( 0 .46% ) 1 .69% 204,086 79%
Class P
2025 $ 34 .01 $ 0 .01 $ 4 .15 $ 4 .16 $ – $ – $ – $ 38 .17 0 .66% 0 .66% 0 .04% 12 .22% $ 186,556 192%
2024 31 .86 0 .03 2 .12 2 .15 – – – 34 .01 0 .64% 0 .64% 0 .10% 6 .76% 245,229 108%
2023 27 .84 0 .03 3 .99 4 .02 – – – 31 .86 0 .64% 0 .64% 0 .11% 14 .43% 133,036 66%
2022 39 .65 0 .02 ( 11 .83 ) ( 11 .81 ) – – – 27 .84 0 .65% 0 .65% 0 .06% ( 29 .78% ) 115,895 50%
2021 38 .91 ( 0 .10 ) 0 .84 0 .74 – – – 39 .65 0 .64% 0 .64% ( 0 .25% ) 1 .89% 78,051 79%
Small-Cap Index
–
&
Class I
2025 $ 35 .91 $ 0 .34 $ 4 .05 $ 4 .39 $ – $ – $ – $ 40 .30 0 .57% 0 .57% 0 .94% 12 .22% $ 667,642 15%
2024 32 .40 0 .34 3 .17 3 .51 – – – 35 .91 0 .56% 0 .56% 0 .99% 10 .84% 622,001 22%
2023 27 .88 0 .33 4 .19 4 .52 – – – 32 .40 0 .56% 0 .56% 1 .13% 16 .20% 563,674 13%
2022 35 .23 0 .28 ( 7 .63 ) ( 7 .35 ) – – – 27 .88 0 .55% 0 .55% 0 .93% ( 20 .86% ) 502,756 14%
2021 30 .84 0 .23 4 .16 4 .39 – – – 35 .23 0 .54% 0 .54% 0 .65% 14 .24% 671,321 21%
Class P
2025 $ 36 .82 $ 0 .43 $ 4 .16 $ 4 .59 $ – $ – $ – $ 41 .41 0 .37% 0 .37% 1 .14% 12 .44% $ 86,278 15%
2024 33 .16 0 .41 3 .25 3 .66 – – – 36 .82 0 .36% 0 .36% 1 .19% 11 .06% 76,464 22%
2023 28 .48 0 .40 4 .28 4 .68 – – – 33 .16 0 .36% 0 .36% 1 .33% 16 .43% 134,476 13%
2022 35 .91 0 .34 ( 7 .77 ) ( 7 .43 ) – – – 28 .48 0 .35% 0 .35% 1 .13% ( 20 .70% ) 142,202 14%
2021 31 .37 0 .30 4 .24 4 .54 – – – 35 .91 0 .34% 0 .34% 0 .85% 14 .47% 184,809 21%
Small-Cap Plus Bond Alpha
–
&
Class I
2025 $ 10 .15 $ 0 .40 $ 0 .87 $ 1 .27 $ – $ – $ – $ 11 .42 0 .77% 0 .70% 3 .78% 12 .49% $ 1,226 22%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .09 0 .15 – – – 10 .15 0 .85% 0 .70% 3 .52% 1 .50% 364 0%
Class P
2025 $ 10 .16 $ 0 .41 $ 0 .87 $ 1 .28 $ – $ – $ – $ 11 .44 0 .57% 0 .50% 3 .94% 12 .72% $ 199,737 22%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .09 0 .16 – – – 10 .16 0 .65% 0 .50% 3 .90% 1 .53% 93,931 0%
Small-Cap Value
–
&
Class I
2025 $ 29 .28 $ 0 .35 $ 1 .32 $ 1 .67 $ – $ – $ – $ 30 .95 1 .01% 0 .84% 1 .22% 5 .70% $ 193,653 48%
2024 27 .57 0 .35 1 .36 1 .71 – – – 29 .28 1 .00% 0 .88% 1 .26% 6 .18% 191,623 124%
2023 25 .64 0 .22 1 .71 1 .93 – – – 27 .57 0 .99% 0 .99% 0 .87% 7 .53% 199,969 54%
2022 30 .82 0 .24 ( 5 .42 ) ( 5 .18 ) – – – 25 .64 0 .99% 0 .99% 0 .87% ( 16 .81% ) 199,012 40%
2021 22 .73 0 .13 7 .96 8 .09 – – – 30 .82 0 .98% 0 .98% 0 .44% 35 .61% 270,629 56%
Class P
2025 $ 36 .07 $ 0 .50 $ 1 .63 $ 2 .13 $ – $ – $ – $ 38 .20 0 .81% 0 .64% 1 .44% 5 .91% $ 89,080 48%
2024 33 .90 0 .52 1 .65 2 .17 – – – 36 .07 0 .80% 0 .68% 1 .48% 6 .40% 156,401 124%
2023 31 .46 0 .32 2 .12 2 .44 – – – 33 .90 0 .79% 0 .79% 1 .00% 7 .74% 91,053 54%
2022 37 .74 0 .35 ( 6 .63 ) ( 6 .28 ) – – – 31 .46 0 .78% 0 .78% 1 .05% ( 16 .64% ) 202,230 40%
2021 27 .78 0 .23 9 .73 9 .96 – – – 37 .74 0 .78% 0 .78% 0 .64% 35 .88% 363,532 56%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Value
$ –
&
Class I
2025 $ 22 .25 $ 0 .26 $ 4 .27 $ 4 .53 $ – $ – $ – $ 26 .78 0 .95% 0 .87% 1 .10% 20 .39% $ 254,731 32%
2024 20 .20 0 .40 1 .65 2 .05 – – – 22 .25 0 .95% 0 .88% 1 .86% 10 .14% 229,781 140%
2023 19 .46 0 .38 0 .36 0 .74 – – – 20 .20 0 .95% 0 .87% 1 .95% 3 .77% 230,760 44%
2022 19 .57 0 .34 ( 0 .45 ) ( 0 .11 ) – – – 19 .46 0 .94% 0 .87% 1 .77% ( 0 .53% ) 249,169 33%
2021 16 .09 0 .28 3 .20 3 .48 – – – 19 .57 0 .94% 0 .86% 1 .55% 21 .64% 265,095 48%
Class P
2025 $ 25 .75 $ 0 .36 $ 4 .95 $ 5 .31 $ – $ – $ – $ 31 .06 0 .75% 0 .67% 1 .29% 20 .63% $ 1,386,000 32%
2024 23 .33 0 .52 1 .90 2 .42 – – – 25 .75 0 .75% 0 .68% 2 .07% 10 .36% 788,289 140%
2023 22 .44 0 .48 0 .41 0 .89 – – – 23 .33 0 .75% 0 .67% 2 .15% 3 .98% 737,929 44%
2022 22 .51 0 .43 ( 0 .50 ) ( 0 .07 ) – – – 22 .44 0 .74% 0 .67% 1 .96% ( 0 .34% ) 677,200 33%
2021 18 .47 0 .37 3 .67 4 .04 – – – 22 .51 0 .74% 0 .66% 1 .75% 21 .89% 913,732 48%
Value Advantage
–
&
Class I
2025 $ 29 .91 $ 0 .42 $ 2 .44 $ 2 .86 $ – $ – $ – $ 32 .77 0 .91% 0 .89% 1 .37% 9 .57% $ 116,781 57%
2024 25 .67 0 .43 3 .81 4 .24 – – – 29 .91 0 .89% 0 .87% 1 .53% 16 .50% 107,773 55%
2023 23 .42 0 .40 1 .85 2 .25 – – – 25 .67 0 .89% 0 .89% 1 .70% 9 .60% 98,746 30%
2022 24 .41 0 .40 ( 1 .39 ) ( 0 .99 ) – – – 23 .42 0 .89% 0 .89% 1 .69% ( 4 .07% ) 109,885 20%
2021 18 .99 0 .27 5 .15 5 .42 – – – 24 .41 0 .89% 0 .89% 1 .21% 28 .52% 97,936 26%
Class P
2025 $ 30 .61 $ 0 .49 $ 2 .51 $ 3 .00 $ – $ – $ – $ 33 .61 0 .71% 0 .69% 1 .55% 9 .79% $ 453,346 57%
2024 26 .22 0 .50 3 .89 4 .39 – – – 30 .61 0 .69% 0 .67% 1 .72% 16 .74% 644,402 55%
2023 23 .88 0 .46 1 .88 2 .34 – – – 26 .22 0 .69% 0 .69% 1 .89% 9 .82% 692,899 30%
2022 24 .84 0 .45 ( 1 .41 ) ( 0 .96 ) – – – 23 .88 0 .69% 0 .69% 1 .87% ( 3 .87% ) 646,782 20%
2021 19 .29 0 .32 5 .23 5 .55 – – – 24 .84 0 .69% 0 .69% 1 .42% 28 .78% 951,636 26%
Emerging Markets
–
&
Class I
2025 $ 17 .75 $ 0 .27 $ 5 .65 $ 5 .92 $ – $ – $ – $ 23 .67 1 .10% 1 .08% 1 .32% 33 .37% $ 371,960 226%
2024 18 .02 0 .13 ( 0 .40 ) ( 0 .27 ) – – – 17 .75 1 .07% 1 .07% 0 .69% ( 1 .52% ) 296,890 98%
2023 16 .54 0 .20 1 .28 1 .48 – – – 18 .02 1 .07% 1 .07% 1 .12% 8 .95% 335,719 46%
2022 22 .14 0 .13 ( 5 .73 ) ( 5 .60 ) – – – 16 .54 1 .07% 1 .07% 0 .75% ( 25 .27% ) 318,746 46%
2021 24 .13 0 .09 ( 2 .08 ) ( 1 .99 ) – – – 22 .14 1 .05% 1 .05% 0 .39% ( 8 .28% ) 424,886 45%
Class P
2025 $ 18 .60 $ 0 .30 $ 5 .95 $ 6 .25 $ – $ – $ – $ 24 .85 0 .90% 0 .88% 1 .39% 33 .63% $ 465,137 226%
2024 18 .85 0 .16 ( 0 .41 ) ( 0 .25 ) – – – 18 .60 0 .89% 0 .89% 0 .84% ( 1 .33% ) 300,177 98%
2023 17 .26 0 .23 1 .36 1 .59 – – – 18 .85 0 .87% 0 .87% 1 .25% 9 .17% 284,792 46%
2022 23 .06 0 .17 ( 5 .97 ) ( 5 .80 ) – – – 17 .26 0 .86% 0 .86% 0 .90% ( 25 .12% ) 376,337 46%
2021 25 .09 0 .15 ( 2 .18 ) ( 2 .03 ) – – – 23 .06 0 .85% 0 .85% 0 .58% ( 8 .10% ) 944,698 45%
International Equity Plus Bond Alpha
–
&
Class I
2025 $ 9 .71 $ 0 .44 $ 2 .71 $ 3 .15 $ – $ – $ – $ 12 .86 0 .72% 0 .67% 3 .80% 32 .53% $ 3,404 18%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .35 ) ( 0 .29 ) – – – 9 .71 0 .82% 0 .70% 3 .55% ( 2 .99% ) 511 0%
Class P
2025 $ 9 .71 $ 0 .46 $ 2 .72 $ 3 .18 $ – $ – $ – $ 12 .89 0 .52% 0 .47% 3 .96% 32 .79% $ 521,996 18%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .36 ) ( 0 .29 ) – – – 9 .71 0 .61% 0 .50% 3 .98% ( 2 .96% ) 242,868 0%
International Growth
–
&
Class I
2025 $ 9 .50 $ 0 .08 $ 2 .08 $ 2 .16 $ – $ – $ – $ 11 .66 0 .99% 0 .99% 0 .78% 22 .68% $ 20,184 73%
2024 8 .85 0 .05 0 .60 0 .65 – – – 9 .50 0 .95% 0 .95% 0 .57% 7 .39% 9,206 64%
2023 7 .78 0 .07 1 .00 1 .07 – – – 8 .85 0 .95% 0 .95% 0 .78% 13 .73% 3,838 53%
2022 9 .92 0 .04 ( 2 .18 ) ( 2 .14 ) – – – 7 .78 0 .96% 0 .96% 0 .52% ( 21 .54% ) 1,720 32%
10/29/2021 - 12/31/2021 10 .00 ( 0 .01 ) ( 0 .07 ) ( 0 .08 ) – – – 9 .92 1 .02% 1 .02% ( 0 .30% ) ( 0 .85% ) 538 3%
Class P
2025 $ 9 .58 $ 0 .11 $ 2 .09 $ 2 .20 $ – $ – $ – $ 11 .78 0 .79% 0 .79% 1 .04% 22 .93% $ 452,071 73%
2024 8 .90 0 .08 0 .60 0 .68 – – – 9 .58 0 .75% 0 .75% 0 .84% 7 .61% 667,775 64%
2023 7 .80 0 .07 1 .03 1 .10 – – – 8 .90 0 .75% 0 .75% 0 .88% 14 .16% 859,232 53%
2022 9 .92 0 .07 ( 2 .19 ) ( 2 .12 ) – – – 7 .80 0 .77% 0 .77% 0 .83% ( 21 .38% ) 508,186 32%
10/29/2021 - 12/31/2021 10 .00 – (8) ( 0 .08 ) ( 0 .08 ) – – – 9 .92 0 .84% 0 .84% 0 .04% ( 0 .81% ) 711,688 3%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
International Large-Cap
$ –
&
Class I
2025 $ 14 .37 $ 0 .25 $ 3 .00 $ 3 .25 $ – $ – $ – $ 17 .62 1 .03% 1 .00% 1 .52% 22 .58% $ 696,980 18%
2024 13 .86 0 .18 0 .33 0 .51 – – – 14 .37 1 .03% 1 .00% 1 .25% 3 .68% 590,940 23%
2023 11 .68 0 .18 2 .00 2 .18 – – – 13 .86 1 .03% 1 .00% 1 .37% 18 .65% 599,870 8%
2022 13 .78 0 .14 ( 2 .24 ) ( 2 .10 ) – – – 11 .68 1 .02% 0 .99% 1 .22% ( 15 .19% ) 533,078 12%
2021 12 .00 0 .14 1 .64 1 .78 – – – 13 .78 1 .01% 0 .98% 1 .09% 14 .78% 660,058 9%
Class P
2025 $ 15 .64 $ 0 .31 $ 3 .26 $ 3 .57 $ – $ – $ – $ 19 .21 0 .83% 0 .80% 1 .78% 22 .82% $ 462,038 18%
2024 15 .05 0 .22 0 .37 0 .59 – – – 15 .64 0 .83% 0 .80% 1 .37% 3 .88% 597,702 23%
2023 12 .66 0 .23 2 .16 2 .39 – – – 15 .05 0 .83% 0 .80% 1 .61% 18 .89% 392,262 8%
2022 14 .90 0 .18 ( 2 .42 ) ( 2 .24 ) – – – 12 .66 0 .82% 0 .79% 1 .44% ( 15 .02% ) 521,517 12%
2021 12 .96 0 .19 1 .75 1 .94 – – – 14 .90 0 .81% 0 .78% 1 .39% 15 .01% 643,027 9%
International Small-Cap
–
&
Class I
2025 $ 12 .79 $ 0 .30 $ 2 .69 $ 2 .99 $ – $ – $ – $ 15 .78 1 .14% 1 .12% 2 .10% 23 .41% $ 92,487 67%
2024 12 .91 0 .33 ( 0 .45 ) ( 0 .12 ) – – – 12 .79 1 .17% 1 .15% 2 .54% ( 0 .98% ) 78,992 86%
2023 11 .01 0 .26 1 .64 1 .90 – – – 12 .91 1 .16% 1 .14% 2 .17% 17 .23% 83,190 7%
2022 13 .28 0 .21 ( 2 .48 ) ( 2 .27 ) – – – 11 .01 1 .14% 1 .12% 1 .88% ( 17 .09% ) 75,004 18%
2021 11 .66 0 .26 1 .36 1 .62 – – – 13 .28 1 .11% 1 .11% 2 .01% 13 .87% 94,703 128%
Class P
2025 $ 17 .84 $ 0 .47 $ 3 .74 $ 4 .21 $ – $ – $ – $ 22 .05 0 .94% 0 .92% 2 .34% 23 .66% $ 297,074 67%
2024 17 .97 0 .43 ( 0 .56 ) ( 0 .13 ) – – – 17 .84 0 .97% 0 .95% 2 .36% ( 0 .78% ) 307,664 86%
2023 15 .30 0 .36 2 .31 2 .67 – – – 17 .97 0 .96% 0 .94% 2 .18% 17 .46% 130,701 7%
2022 18 .42 0 .35 ( 3 .47 ) ( 3 .12 ) – – – 15 .30 0 .94% 0 .92% 2 .26% ( 16 .92% ) 244,595 18%
2021 16 .14 0 .40 1 .88 2 .28 – – – 18 .42 0 .91% 0 .91% 2 .18% 14 .10% 175,242 128%
International Value
–
&
Class I
2025 $ 17 .59 $ 0 .70 $ 7 .69 $ 8 .39 $ – $ – $ – $ 25 .98 0 .91% 0 .91% 3 .19% 47 .74% $ 477,931 39%
2024 16 .93 0 .58 0 .08 0 .66 – – – 17 .59 0 .91% 0 .91% 3 .27% 3 .89% 325,464 53%
2023 14 .08 0 .47 2 .38 2 .85 – – – 16 .93 0 .90% 0 .90% 3 .00% 20 .20% 322,538 51%
2022 14 .26 0 .40 ( 0 .58 ) ( 0 .18 ) – – – 14 .08 0 .91% 0 .91% 2 .93% ( 1 .26% ) 288,052 49%
2021 11 .85 0 .34 2 .07 2 .41 – – – 14 .26 0 .90% 0 .90% 2 .50% 20 .36% 312,717 35%
Class P
2025 $ 19 .94 $ 0 .86 $ 8 .72 $ 9 .58 $ – $ – $ – $ 29 .52 0 .71% 0 .71% 3 .48% 48 .04% $ 660,040 39%
2024 19 .16 0 .63 0 .15 0 .78 – – – 19 .94 0 .71% 0 .71% 3 .14% 4 .10% 667,833 53%
2023 15 .90 0 .53 2 .73 3 .26 – – – 19 .16 0 .70% 0 .70% 3 .03% 20 .45% 661,428 51%
2022 16 .08 0 .51 ( 0 .69 ) ( 0 .18 ) – – – 15 .90 0 .71% 0 .71% 3 .32% ( 1 .07% ) 674,837 49%
2021 13 .33 0 .40 2 .35 2 .75 – – – 16 .08 0 .70% 0 .70% 2 .60% 20 .60% 542,306 35%
Health Sciences
–
&
Class I
2025 $ 65 .61 $ 0 .17 $ 10 .51 $ 10 .68 $ – $ – $ – $ 76 .29 1 .15% 1 .15% 0 .25% 16 .29% $ 390,466 54%
2024 63 .06 0 .05 2 .50 2 .55 – – – 65 .61 1 .14% 1 .14% 0 .08% 4 .04% 371,293 32%
2023 60 .97 0 .13 1 .96 2 .09 – – – 63 .06 1 .14% 1 .14% 0 .21% 3 .42% 398,867 37%
2022 64 .73 0 .10 ( 3 .86 ) ( 3 .76 ) – – – 60 .97 1 .14% 1 .14% 0 .17% ( 5 .80% ) 424,635 36%
2021 57 .60 ( 0 .02 ) 7 .15 7 .13 – – – 64 .73 1 .13% 1 .13% ( 0 .04% ) 12 .38% 492,712 45%
Class P
2025 $ 72 .76 $ 0 .34 $ 11 .67 $ 12 .01 $ – $ – $ – $ 84 .77 0 .95% 0 .95% 0 .45% 16 .52% $ 2,959 54%
2024 69 .79 0 .21 2 .76 2 .97 – – – 72 .76 0 .94% 0 .94% 0 .27% 4 .24% 2,358 32%
2023 67 .35 0 .27 2 .17 2 .44 – – – 69 .79 0 .94% 0 .94% 0 .41% 3 .63% 2,008 37%
2022 71 .35 0 .25 ( 4 .25 ) ( 4 .00 ) – – – 67 .35 0 .94% 0 .94% 0 .38% ( 5 .61% ) 1,846 36%
2021 63 .36 0 .11 7 .88 7 .99 – – – 71 .35 0 .93% 0 .93% 0 .16% 12 .61% 1,475 45%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Real Estate
$ –
&
Class I
2025 $ 36 .09 $ 0 .80 ( $ 0 .04 ) $ 0 .76 $ – $ – $ – $ 36 .85 1 .10% 1 .01% 2 .18% 2 .12% $ 205,180 50%
2024 33 .56 0 .64 1 .89 2 .53 – – – 36 .09 1 .08% 0 .99% 1 .86% 7 .51% 211,824 44%
2023 29 .70 0 .97 2 .89 3 .86 – – – 33 .56 1 .08% 0 .99% 3 .16% 13 .01% 220,533 14%
2022 39 .94 0 .47 ( 10 .71 ) ( 10 .24 ) – – – 29 .70 1 .07% 0 .98% 1 .41% ( 25 .64% ) 204,962 23%
2021 28 .46 ( 0 .22 ) 11 .70 11 .48 – – – 39 .94 1 .07% 0 .98% ( 0 .65% ) 40 .32% 308,201 22%
Class P
2025 $ 38 .10 $ 1 .05 ( $ 0 .16 ) $ 0 .89 $ – $ – $ – $ 38 .99 0 .90% 0 .81% 2 .71% 2 .33% $ 120,699 50%
2024 35 .36 0 .78 1 .96 2 .74 – – – 38 .10 0 .88% 0 .79% 2 .16% 7 .73% 170,402 44%
2023 31 .23 0 .97 3 .16 4 .13 – – – 35 .36 0 .88% 0 .79% 2 .98% 13 .24% 142,295 14%
2022 41 .91 0 .60 ( 11 .28 ) ( 10 .68 ) – – – 31 .23 0 .87% 0 .78% 1 .71% ( 25 .49% ) 233,992 23%
2021 29 .81 ( 0 .18 ) 12 .28 12 .10 – – – 41 .91 0 .87% 0 .78% ( 0 .51% ) 40 .60% 234,297 22%
Technology
–
&
Class I
2025 $ 22 .33 ( $ 0 .13 ) $ 5 .19 $ 5 .06 $ – $ – $ – $ 27 .39 1 .16% 1 .05% ( 0 .57% ) 22 .65% $ 470,727 52%
2024 16 .24 ( 0 .10 ) 6 .19 6 .09 – – – 22 .33 1 .15% 1 .07% ( 0 .49% ) 37 .45% 409,527 123%
2023 10 .57 ( 0 .06 ) 5 .73 5 .67 – – – 16 .24 1 .14% 1 .14% ( 0 .47% ) 53 .68% 301,813 49%
2022 16 .53 ( 0 .08 ) ( 5 .88 ) ( 5 .96 ) – – – 10 .57 1 .14% 1 .14% ( 0 .64% ) ( 36 .06% ) 197,337 28%
2021 14 .52 ( 0 .13 ) 2 .14 2 .01 – – – 16 .53 1 .14% 1 .14% ( 0 .84% ) 13 .86% 308,749 40%
Class P
2025 $ 28 .61 ( $ 0 .11 ) $ 6 .66 $ 6 .55 $ – $ – $ – $ 35 .16 0 .96% 0 .85% ( 0 .37% ) 22 .90% $ 6,119 52%
2024 20 .77 ( 0 .08 ) 7 .92 7 .84 – – – 28 .61 0 .95% 0 .87% ( 0 .29% ) 37 .72% 4,511 123%
2023 13 .49 ( 0 .05 ) 7 .33 7 .28 – – – 20 .77 0 .94% 0 .94% ( 0 .28% ) 53 .98% 2,296 49%
2022 21 .05 ( 0 .07 ) ( 7 .49 ) ( 7 .56 ) – – – 13 .49 0 .94% 0 .94% ( 0 .43% ) ( 35 .93% ) 1,116 28%
2021 18 .45 ( 0 .13 ) 2 .73 2 .60 – – – 21 .05 0 .94% 0 .94% ( 0 .66% ) 14 .09% 1,207 40%
ESG Diversified
–
&
Class I
2025 $ 11 .59 $ 0 .23 $ 1 .27 $ 1 .50 $ – $ – $ – $ 13 .09 0 .65% 0 .50% 1 .89% 12 .92% $ 27,696 44%
2024 10 .34 0 .14 1 .11 1 .25 – – – 11 .59 0 .53% 0 .50% 1 .30% 12 .18% 28,336 81%
2023 8 .92 0 .20 1 .22 1 .42 – – – 10 .34 0 .65% 0 .50% 2 .07% 15 .78% 33,177 39%
2022 10 .70 0 .15 ( 1 .93 ) ( 1 .78 ) – – – 8 .92 0 .78% 0 .50% 1 .61% ( 16 .59% ) 19,257 55%
04/30/2021 - 12/31/2021 10 .00 0 .08 0 .62 0 .70 – – – 10 .70 0 .97% 0 .50% 1 .12% 7 .00% 16,819 13%
Class P
2025 $ 11 .68 $ 0 .28 $ 1 .25 $ 1 .53 $ – $ – $ – $ 13 .21 0 .45% 0 .30% 2 .29% 13 .15% $ 2,033 44%
2024 10 .39 0 .24 1 .05 1 .29 – – – 11 .68 0 .33% 0 .30% 2 .10% 12 .40% 1,353 81%
2023 8 .95 0 .16 1 .28 1 .44 – – – 10 .39 0 .45% 0 .30% 1 .71% 16 .01% 252 39%
2022 10 .71 0 .46 ( 2 .22 ) ( 1 .76 ) – – – 8 .95 0 .58% 0 .30% 4 .93% ( 16 .43% ) 571 55%
04/30/2021 - 12/31/2021 10 .00 0 .08 0 .63 0 .71 – – – 10 .71 0 .77% 0 .30% 1 .16% 7 .15% 114 13%
ESG Diversified Growth
–
&
Class I
2025 $ 11 .10 $ 0 .11 $ 1 .53 $ 1 .64 $ – $ – $ – $ 12 .74 0 .72% 0 .50% 0 .98% 14 .85% $ 7,012 62%
2024 9 .75 0 .13 1 .22 1 .35 – – – 11 .10 0 .69% 0 .50% 1 .21% 13 .88% 17,658 66%
2023 8 .28 0 .15 1 .32 1 .47 – – – 9 .75 0 .85% 0 .50% 1 .64% 17 .66% 13,687 34%
2022 10 .11 0 .12 ( 1 .95 ) ( 1 .83 ) – – – 8 .28 0 .94% 0 .50% 1 .34% ( 18 .08% ) 11,210 83%
10/29/2021 - 12/31/2021 10 .00 0 .08 0 .03 0 .11 – – – 10 .11 1 .23% 0 .50% 4 .51% 1 .09% 12,772 3%
Class P
2025 $ 11 .16 $ 0 .24 $ 1 .44 $ 1 .68 $ – $ – $ – $ 12 .84 0 .52% 0 .30% 1 .99% 15 .08% $ 6,562 62%
2024 9 .78 0 .18 1 .20 1 .38 – – – 11 .16 0 .49% 0 .30% 1 .71% 14 .11% 3,825 66%
2023 8 .30 0 .20 1 .28 1 .48 – – – 9 .78 0 .65% 0 .30% 2 .19% 17 .90% 1,417 34%
2022 10 .11 0 .12 ( 1 .93 ) ( 1 .81 ) – – – 8 .30 0 .67% 0 .30% 1 .44% ( 17 .97% ) 525 83%
10/29/2021 - 12/31/2021 10 .00 0 .08 0 .03 0 .11 – – – 10 .11 1 .03% 0 .30% 4 .67% 1 .12% 101 3%
Capital Appreciation
–
&
Class I
10/31/2025 - 12/31/2025 $ 10 .00 $ 0 .02 ( $ 0 .06 ) ( $ 0 .04 ) $ – $ – $ – $ 9 .96 1 .34% 0 .99% 1 .38% ( 0 .38% ) $ 46,776 12%
Class P
10/31/2025 - 12/31/2025 $ 10 .00 $ 0 .03 ( $ 0 .06 ) ( $ 0 .03 ) $ – $ – $ – $ 9 .97 1 .13% 0 .79% 1 .52% ( 0 .34% ) $ 997 12%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PSF Avantis Balanced Allocation
$ –
&
(9)
Class I
2025 $ 18 .27 $ 0 .40 $ 2 .38 $ 2 .78 $ – $ – $ – $ 21 .05 0 .44% 0 .42% 2 .04% 15 .22% $ 305,368 45%
2024 16 .37 0 .36 1 .54 1 .90 – – – 18 .27 0 .49% 0 .43% 2 .09% 11 .54% 317,152 96%
2023 14 .39 0 .41 1 .57 1 .98 – – – 16 .37 0 .49% 0 .43% 2 .73% 13 .83% 329,904 32%
2022 16 .92 0 .22 ( 2 .75 ) ( 2 .53 ) – – – 14 .39 0 .48% 0 .47% 1 .48% ( 14 .99% ) 323,006 128%
2021 15 .04 0 .21 1 .67 1 .88 – – – 16 .92 0 .48% 0 .48% 1 .28% 12 .50% 394,494 16%
Class P
2025 $ 18 .50 $ 0 .45 $ 2 .41 $ 2 .86 $ – $ – $ – $ 21 .36 0 .24% 0 .22% 2 .27% 15 .45% $ 3,283 45%
2024 16 .55 0 .42 1 .53 1 .95 – – – 18 .50 0 .24% 0 .18% 2 .35% 11 .82% 3,341 96%
2023 14 .50 0 .46 1 .59 2 .05 – – – 16 .55 0 .24% 0 .18% 3 .01% 14 .12% 3,013 32%
2022 17 .02 0 .29 ( 2 .81 ) ( 2 .52 ) – – – 14 .50 0 .23% 0 .22% 1 .87% ( 14 .78% ) 2,694 128%
2021 15 .09 0 .42 1 .51 1 .93 – – – 17 .02 0 .23% 0 .23% 2 .52% 12 .78% 1,907 16%
Pacific Dynamix - Conservative Growth
–
&
Class I
2025 $ 21 .53 ( $ 0 .09 ) $ 2 .66 $ 2 .57 $ – $ – $ – $ 24 .10 0 .43% 0 .38% ( 0 .38% ) 11 .93% $ 453,603 22%
2024 19 .84 ( 0 .08 ) 1 .77 1 .69 – – – 21 .53 0 .43% 0 .38% ( 0 .38% ) 8 .54% 463,758 19%
2023 17 .76 ( 0 .07 ) 2 .15 2 .08 – – – 19 .84 0 .43% 0 .39% ( 0 .39% ) 11 .68% 491,556 19%
2022 20 .74 ( 0 .07 ) ( 2 .91 ) ( 2 .98 ) – – – 17 .76 0 .43% 0 .38% ( 0 .38% ) ( 14 .38% ) 512,069 17%
2021 19 .49 ( 0 .08 ) 1 .33 1 .25 – – – 20 .74 0 .42% 0 .39% ( 0 .39% ) 6 .44% 652,973 14%
Class P
2025 $ 21 .76 ( $ 0 .04 ) $ 2 .68 $ 2 .64 $ – $ – $ – $ 24 .40 0 .23% 0 .18% ( 0 .18% ) 12 .15% $ 24,910 22%
2024 20 .00 ( 0 .04 ) 1 .80 1 .76 – – – 21 .76 0 .23% 0 .18% ( 0 .18% ) 8 .75% 16,366 19%
2023 17 .88 ( 0 .04 ) 2 .16 2 .12 – – – 20 .00 0 .23% 0 .19% ( 0 .19% ) 11 .91% 9,712 19%
2022 20 .84 ( 0 .03 ) ( 2 .93 ) ( 2 .96 ) – – – 17 .88 0 .23% 0 .18% ( 0 .18% ) ( 14 .20% ) 6,234 17%
2021 19 .53 ( 0 .04 ) 1 .35 1 .31 – – – 20 .84 0 .22% 0 .19% ( 0 .19% ) 6 .66% 3,001 14%
Pacific Dynamix - Moderate Growth
–
&
Class I
2025 $ 30 .32 ( $ 0 .12 ) $ 4 .35 $ 4 .23 $ – $ – $ – $ 34 .55 0 .42% 0 .38% ( 0 .38% ) 13 .94% $ 2,425,879 21%
2024 27 .04 ( 0 .11 ) 3 .39 3 .28 – – – 30 .32 0 .42% 0 .38% ( 0 .38% ) 12 .12% 2,453,253 15%
2023 23 .51 ( 0 .10 ) 3 .63 3 .53 – – – 27 .04 0 .42% 0 .39% ( 0 .39% ) 15 .04% 2,472,290 20%
2022 27 .88 ( 0 .10 ) ( 4 .27 ) ( 4 .37 ) – – – 23 .51 0 .42% 0 .39% ( 0 .39% ) ( 15 .69% ) 2,352,022 14%
2021 25 .21 ( 0 .10 ) 2 .77 2 .67 – – – 27 .88 0 .42% 0 .38% ( 0 .38% ) 10 .62% 2,961,966 13%
Class P
2025 $ 30 .64 ( $ 0 .06 ) $ 4 .40 $ 4 .34 $ – $ – $ – $ 34 .98 0 .22% 0 .18% ( 0 .18% ) 14 .17% $ 109,734 21%
2024 27 .27 ( 0 .05 ) 3 .42 3 .37 – – – 30 .64 0 .22% 0 .18% ( 0 .18% ) 12 .35% 79,136 15%
2023 23 .66 ( 0 .05 ) 3 .66 3 .61 – – – 27 .27 0 .22% 0 .19% ( 0 .19% ) 15 .27% 54,440 20%
2022 28 .01 ( 0 .05 ) ( 4 .30 ) ( 4 .35 ) – – – 23 .66 0 .22% 0 .19% ( 0 .19% ) ( 15 .52% ) 36,097 14%
2021 25 .27 ( 0 .05 ) 2 .79 2 .74 – – – 28 .01 0 .22% 0 .18% ( 0 .18% ) 10 .85% 22,083 13%
Pacific Dynamix - Growth
–
&
Class I
2025 $ 36 .61 ( $ 0 .14 ) $ 6 .18 $ 6 .04 $ – $ – $ – $ 42 .65 0 .42% 0 .37% ( 0 .37% ) 16 .49% $ 1,940,751 22%
2024 32 .14 ( 0 .13 ) 4 .60 4 .47 – – – 36 .61 0 .43% 0 .38% ( 0 .38% ) 13 .90% 1,996,743 18%
2023 27 .48 ( 0 .11 ) 4 .77 4 .66 – – – 32 .14 0 .42% 0 .38% ( 0 .38% ) 16 .98% 1,908,244 25%
2022 32 .98 ( 0 .11 ) ( 5 .39 ) ( 5 .50 ) – – – 27 .48 0 .42% 0 .38% ( 0 .38% ) ( 16 .69% ) 1,697,274 11%
2021 28 .85 ( 0 .12 ) 4 .25 4 .13 – – – 32 .98 0 .42% 0 .38% ( 0 .38% ) 14 .33% 1,830,704 9%
Class P
2025 $ 36 .99 ( $ 0 .07 ) $ 6 .26 $ 6 .19 $ – $ – $ – $ 43 .18 0 .22% 0 .17% ( 0 .17% ) 16 .73% $ 124,443 22%
2024 32 .41 ( 0 .06 ) 4 .64 4 .58 – – – 36 .99 0 .23% 0 .18% ( 0 .18% ) 14 .12% 82,627 18%
2023 27 .65 ( 0 .06 ) 4 .82 4 .76 – – – 32 .41 0 .22% 0 .18% ( 0 .18% ) 17 .22% 49,323 25%
2022 33 .13 ( 0 .05 ) ( 5 .43 ) ( 5 .48 ) – – – 27 .65 0 .22% 0 .18% ( 0 .18% ) ( 16 .52% ) 26,474 11%
2021 28 .91 ( 0 .06 ) 4 .28 4 .22 – – – 33 .13 0 .22% 0 .18% ( 0 .18% ) 14 .57% 17,616 9%
Pacific Dynamix - Aggressive Growth
–
&
Class I
2025 $ 11 .17 ( $ 0 .05 ) $ 2 .17 $ 2 .12 $ – $ – $ – $ 13 .29 0 .80% 0 .37% ( 0 .37% ) 18 .94% $ 12,353 39%
04/30/2024 - 12/31/2024 10 .00 ( 0 .03 ) 1 .20 1 .17 – – – 11 .17 1 .92% 0 .39% ( 0 .40% ) 11 .69% 4,252 81%
Class P
2025 $ 11 .19 ( $ 0 .02 ) $ 2 .16 $ 2 .14 $ – $ – $ – $ 13 .33 0 .60% 0 .17% ( 0 .17% ) 19 .18% $ 9,476 39%
04/30/2024 - 12/31/2024 10 .00 ( 0 .01 ) 1 .20 1 .19 – – – 11 .19 1 .72% 0 .19% ( 0 .20% ) 11 .87% 2,113 81%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Portfolio Optimization Conservative
$ –
&
Class I
2025 $ 15 .36 ( $ 0 .05 ) $ 1 .58 $ 1 .53 $ – $ – $ – $ 16 .89 0 .33% 0 .33% ( 0 .33% ) 9 .95% $ 915,520 39%
2024 14 .44 ( 0 .05 ) 0 .97 0 .92 – – – 15 .36 0 .33% 0 .33% ( 0 .33% ) 6 .38% 970,971 35%
2023 13 .22 ( 0 .04 ) 1 .26 1 .22 – – – 14 .44 0 .32% 0 .32% ( 0 .32% ) 9 .22% 1,074,844 23%
2022 15 .32 ( 0 .04 ) ( 2 .06 ) ( 2 .10 ) – – – 13 .22 0 .32% 0 .32% ( 0 .32% ) ( 13 .67% ) 1,166,154 25%
2021 14 .99 ( 0 .05 ) 0 .38 0 .33 – – – 15 .32 0 .32% 0 .32% ( 0 .32% ) 2 .20% 1,496,201 12%
Class P
2025 $ 15 .53 ( $ 0 .02 ) $ 1 .60 $ 1 .58 $ – $ – $ – $ 17 .11 0 .13% 0 .13% ( 0 .13% ) 10 .18% $ 214 39%
2024 14 .57 ( 0 .02 ) 0 .98 0 .96 – – – 15 .53 0 .12% 0 .12% ( 0 .12% ) 6 .59% 196 35%
2023 13 .31 ( 0 .02 ) 1 .28 1 .26 – – – 14 .57 0 .12% 0 .12% ( 0 .12% ) 9 .44% 184 23%
2022 15 .38 ( 0 .02 ) ( 2 .05 ) ( 2 .07 ) – – – 13 .31 0 .12% 0 .12% ( 0 .12% ) ( 13 .49% ) 208 25%
2021 15 .02 ( 0 .02 ) 0 .38 0 .36 – – – 15 .38 0 .12% 0 .12% ( 0 .12% ) 2 .41% 231 12%
Portfolio Optimization Moderate-Conservative
–
&
Class I
2025 $ 18 .22 ( $ 0 .06 ) $ 2 .26 $ 2 .20 $ – $ – $ – $ 20 .42 0 .33% 0 .32% ( 0 .32% ) 12 .06% $ 1,352,934 36%
2024 16 .81 ( 0 .06 ) 1 .47 1 .41 – – – 18 .22 0 .32% 0 .32% ( 0 .32% ) 8 .41% 1,447,761 36%
2023 15 .14 ( 0 .05 ) 1 .72 1 .67 – – – 16 .81 0 .32% 0 .32% ( 0 .32% ) 11 .06% 1,569,692 27%
2022 17 .79 ( 0 .05 ) ( 2 .60 ) ( 2 .65 ) – – – 15 .14 0 .32% 0 .32% ( 0 .32% ) ( 14 .90% ) 1,650,281 20%
2021 16 .73 ( 0 .05 ) 1 .11 1 .06 – – – 17 .79 0 .32% 0 .32% ( 0 .32% ) 6 .28% 2,226,011 14%
Class P
2025 $ 18 .41 ( $ 0 .02 ) $ 2 .29 $ 2 .27 $ – $ – $ – $ 20 .68 0 .13% 0 .12% ( 0 .12% ) 12 .29% $ 532 36%
2024 16 .95 ( 0 .02 ) 1 .48 1 .46 – – – 18 .41 0 .12% 0 .12% ( 0 .12% ) 8 .63% 535 36%
2023 15 .23 ( 0 .02 ) 1 .74 1 .72 – – – 16 .95 0 .12% 0 .12% ( 0 .12% ) 11 .28% 468 27%
2022 17 .86 ( 0 .02 ) ( 2 .61 ) ( 2 .63 ) – – – 15 .23 0 .12% 0 .12% ( 0 .12% ) ( 14 .73% ) 277 20%
2021 16 .77 ( 0 .02 ) 1 .11 1 .09 – – – 17 .86 0 .12% 0 .12% ( 0 .12% ) 6 .49% 312 14%
Portfolio Optimization Moderate
–
&
Class I
2025 $ 21 .44 ( $ 0 .07 ) $ 2 .91 $ 2 .84 $ – $ – $ – $ 24 .28 0 .32% 0 .32% ( 0 .32% ) 13 .27% $ 6,446,537 39%
2024 19 .28 ( 0 .07 ) 2 .23 2 .16 – – – 21 .44 0 .32% 0 .32% ( 0 .32% ) 11 .21% 6,662,848 41%
2023 16 .93 ( 0 .06 ) 2 .41 2 .35 – – – 19 .28 0 .32% 0 .32% ( 0 .32% ) 13 .88% 7,011,415 30%
2022 20 .08 ( 0 .06 ) ( 3 .09 ) ( 3 .15 ) – – – 16 .93 0 .32% 0 .32% ( 0 .32% ) ( 15 .72% ) 7,068,997 19%
2021 18 .40 ( 0 .06 ) 1 .74 1 .68 – – – 20 .08 0 .31% 0 .31% ( 0 .31% ) 9 .18% 9,507,628 13%
Class P
2025 $ 21 .66 ( $ 0 .03 ) $ 2 .95 $ 2 .92 $ – $ – $ – $ 24 .58 0 .12% 0 .12% ( 0 .12% ) 13 .50% $ 2,648 39%
2024 19 .44 ( 0 .03 ) 2 .25 2 .22 – – – 21 .66 0 .12% 0 .12% ( 0 .12% ) 11 .43% 2,232 41%
2023 17 .04 ( 0 .02 ) 2 .42 2 .40 – – – 19 .44 0 .12% 0 .12% ( 0 .12% ) 14 .10% 2,046 30%
2022 20 .17 ( 0 .02 ) ( 3 .11 ) ( 3 .13 ) – – – 17 .04 0 .12% 0 .12% ( 0 .12% ) ( 15 .55% ) 1,606 19%
2021 18 .44 ( 0 .02 ) 1 .75 1 .73 – – – 20 .17 0 .11% 0 .11% ( 0 .11% ) 9 .40% 1,720 13%
Portfolio Optimization Growth
–
&
Class I
2025 $ 23 .95 ( $ 0 .08 ) $ 3 .75 $ 3 .67 $ – $ – $ – $ 27 .62 0 .32% 0 .32% ( 0 .32% ) 15 .31% $ 6,208,278 39%
2024 21 .51 ( 0 .07 ) 2 .51 2 .44 – – – 23 .95 0 .32% 0 .32% ( 0 .32% ) 11 .36% 6,305,263 50%
2023 18 .79 ( 0 .06 ) 2 .78 2 .72 – – – 21 .51 0 .32% 0 .32% ( 0 .32% ) 14 .45% 6,561,007 28%
2022 22 .61 ( 0 .06 ) ( 3 .76 ) ( 3 .82 ) – – – 18 .79 0 .32% 0 .32% ( 0 .32% ) ( 16 .88% ) 6,482,637 16%
2021 19 .99 ( 0 .07 ) 2 .69 2 .62 – – – 22 .61 0 .31% 0 .31% ( 0 .31% ) 13 .12% 8,689,159 15%
Class P
2025 $ 24 .20 ( $ 0 .03 ) $ 3 .79 $ 3 .76 $ – $ – $ – $ 27 .96 0 .12% 0 .12% ( 0 .12% ) 15 .54% $ 6,855 39%
2024 21 .69 ( 0 .03 ) 2 .54 2 .51 – – – 24 .20 0 .12% 0 .12% ( 0 .12% ) 11 .58% 5,835 50%
2023 18 .91 ( 0 .02 ) 2 .80 2 .78 – – – 21 .69 0 .12% 0 .12% ( 0 .12% ) 14 .68% 4,709 28%
2022 22 .71 ( 0 .02 ) ( 3 .78 ) ( 3 .80 ) – – – 18 .91 0 .12% 0 .12% ( 0 .12% ) ( 16 .71% ) 3,356 16%
2021 20 .03 ( 0 .02 ) 2 .70 2 .68 – – – 22 .71 0 .11% 0 .11% ( 0 .11% ) 13 .34% 3,218 15%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Portfolio Optimization Aggressive-Growth
$ –
&
Class I
2025 $ 25 .68 ( $ 0 .09 ) $ 4 .48 $ 4 .39 $ – $ – $ – $ 30 .07 0 .32% 0 .32% ( 0 .32% ) 17 .08% $ 1,621,533 34%
2024 22 .86 ( 0 .08 ) 2 .90 2 .82 – – – 25 .68 0 .33% 0 .33% ( 0 .33% ) 12 .37% 1,588,420 54%
2023 19 .71 ( 0 .07 ) 3 .22 3 .15 – – – 22 .86 0 .32% 0 .32% ( 0 .32% ) 15 .96% 1,601,321 34%
2022 23 .89 ( 0 .07 ) ( 4 .11 ) ( 4 .18 ) – – – 19 .71 0 .32% 0 .32% ( 0 .32% ) ( 17 .51% ) 1,536,560 16%
2021 20 .65 ( 0 .07 ) 3 .31 3 .24 – – – 23 .89 0 .32% 0 .32% ( 0 .32% ) 15 .68% 2,039,105 16%
Class P
2025 $ 25 .95 ( $ 0 .03 ) $ 4 .52 $ 4 .49 $ – $ – $ – $ 30 .44 0 .12% 0 .12% ( 0 .12% ) 17 .31% $ 6,213 34%
2024 23 .05 ( 0 .03 ) 2 .93 2 .90 – – – 25 .95 0 .13% 0 .13% ( 0 .13% ) 12 .59% 5,001 54%
2023 19 .84 ( 0 .03 ) 3 .24 3 .21 – – – 23 .05 0 .13% 0 .13% ( 0 .13% ) 16 .19% 3,437 34%
2022 24 .00 ( 0 .02 ) ( 4 .14 ) ( 4 .16 ) – – – 19 .84 0 .12% 0 .12% ( 0 .12% ) ( 17 .34% ) 2,422 16%
2021 20 .70 ( 0 .03 ) 3 .33 3 .30 – – – 24 .00 0 .12% 0 .12% ( 0 .12% ) 15 .92% 1,176 16%
PD 1-3 Year Corporate Bond
–
&
Class P
2025 $ 12 .11 $ 0 .52 $ 0 .16 $ 0 .68 $ – $ – $ – $ 12 .79 0 .23% 0 .23% 4 .18% 5 .60% $ 224,072 79%
2024 11 .55 0 .55 0 .01 0 .56 – – – 12 .11 0 .26% 0 .26% 4 .73% 4 .91% 130,904 95%
2023 10 .97 0 .47 0 .11 0 .58 – – – 11 .55 0 .21% 0 .21% 4 .16% 5 .21% 295,479 92%
2022 11 .35 0 .16 ( 0 .54 ) ( 0 .38 ) – – – 10 .97 0 .23% 0 .23% 1 .44% ( 3 .32% ) 168,632 59%
2021 11 .39 0 .11 ( 0 .15 ) ( 0 .04 ) – – – 11 .35 0 .22% 0 .22% 1 .00% ( 0 .37% ) 232,788 49%
PD Aggregate Bond Index
–
&
Class P
2025 $ 12 .89 $ 0 .47 $ 0 .43 $ 0 .90 $ – $ – $ – $ 13 .79 0 .21% 0 .21% 3 .53% 6 .98% $ 1,131,282 50%
2024 12 .75 0 .43 ( 0 .29 ) 0 .14 – – – 12 .89 0 .20% 0 .20% 3 .32% 1 .13% 1,110,188 45%
2023 12 .10 0 .36 0 .29 0 .65 – – – 12 .75 0 .20% 0 .20% 2 .91% 5 .36% 1,189,459 49%
2022 13 .95 0 .27 ( 2 .12 ) ( 1 .85 ) – – – 12 .10 0 .20% 0 .20% 2 .15% ( 13 .28% ) 1,026,476 64%
2021 14 .21 0 .22 ( 0 .48 ) ( 0 .26 ) – – – 13 .95 0 .19% 0 .19% 1 .58% ( 1 .84% ) 1,159,626 95%
PD High Yield Bond Market
–
&
Class P
2025 $ 20 .81 $ 1 .50 $ 0 .21 $ 1 .71 $ – $ – $ – $ 22 .52 0 .28% 0 .28% 6 .95% 8 .20% $ 280,152 166%
2024 19 .23 1 .37 0 .21 1 .58 – – – 20 .81 0 .28% 0 .28% 6 .85% 8 .25% 267,052 28%
2023 16 .94 1 .17 1 .12 2 .29 – – – 19 .23 0 .27% 0 .27% 6 .56% 13 .48% 181,980 33%
2022 19 .04 1 .03 ( 3 .13 ) ( 2 .10 ) – – – 16 .94 0 .23% 0 .23% 5 .88% ( 11 .00% ) 362,279 21%
2021 18 .12 0 .97 ( 0 .05 ) 0 .92 – – – 19 .04 0 .22% 0 .22% 5 .22% 5 .07% 544,501 25%
PD Large-Cap Growth Index
–
&
Class P
2025 $ 110 .36 $ 0 .49 $ 19 .82 $ 20 .31 $ – $ – $ – $ 130 .67 0 .18% 0 .18% 0 .42% 18 .41% $ 1,059,809 27%
2024 82 .90 0 .51 26 .95 27 .46 – – – 110 .36 0 .17% 0 .17% 0 .53% 33 .13% 1,193,546 28%
2023 58 .16 0 .56 24 .18 24 .74 – – – 82 .90 0 .17% 0 .17% 0 .79% 42 .53% 1,012,656 27%
2022 82 .21 0 .53 ( 24 .58 ) ( 24 .05 ) – – – 58 .16 0 .16% 0 .16% 0 .82% ( 29 .25% ) 839,002 25%
2021 64 .56 0 .41 17 .24 17 .65 – – – 82 .21 0 .17% 0 .17% 0 .57% 27 .34% 751,236 21%
PD Large-Cap Value Index
–
&
Class P
2025 $ 50 .86 $ 1 .01 $ 6 .96 $ 7 .97 $ – $ – $ – $ 58 .83 0 .18% 0 .18% 1 .87% 15 .68% $ 1,052,065 22%
2024 44 .53 0 .98 5 .35 6 .33 – – – 50 .86 0 .17% 0 .17% 2 .01% 14 .20% 1,058,167 29%
2023 40 .01 0 .92 3 .60 4 .52 – – – 44 .53 0 .17% 0 .17% 2 .24% 11 .31% 1,003,577 27%
2022 43 .38 0 .84 ( 4 .21 ) ( 3 .37 ) – – – 40 .01 0 .16% 0 .16% 2 .09% ( 7 .77% ) 877,967 20%
2021 34 .69 0 .75 7 .94 8 .69 – – – 43 .38 0 .17% 0 .17% 1 .87% 25 .03% 805,209 24%
PD Mid-Cap Index
–
&
Class P
2025 $ 15 .29 $ 0 .23 $ 1 .36 $ 1 .59 $ – $ – $ – $ 16 .88 0 .20% 0 .20% 1 .48% 10 .36% $ 277,391 21%
2024 13 .28 0 .20 1 .81 2 .01 – – – 15 .29 0 .19% 0 .19% 1 .42% 15 .12% 293,117 21%
2023 11 .36 0 .19 1 .73 1 .92 – – – 13 .28 0 .19% 0 .19% 1 .59% 16 .95% 349,673 21%
2022 13 .76 0 .18 ( 2 .58 ) ( 2 .40 ) – – – 11 .36 0 .18% 0 .18% 1 .51% ( 17 .45% ) 409,399 24%
2021 11 .24 0 .15 2 .37 2 .52 – – – 13 .76 0 .17% 0 .17% 1 .18% 22 .37% 619,835 19%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PD Small-Cap Growth Index
$ –
&
Class P
2025 $ 47 .17 $ 0 .18 $ 5 .82 $ 6 .00 $ – $ – $ – $ 53 .17 0 .29% 0 .29% 0 .37% 12 .71% $ 92,892 113%
2024 41 .09 0 .19 5 .89 6 .08 – – – 47 .17 0 .24% 0 .24% 0 .43% 14 .80% 91,621 57%
2023 34 .75 0 .21 6 .13 6 .34 – – – 41 .09 0 .25% 0 .25% 0 .55% 18 .25% 72,109 62%
2022 47 .25 0 .17 ( 12 .67 ) ( 12 .50 ) – – – 34 .75 0 .24% 0 .24% 0 .44% ( 26 .46% ) 68,018 60%
2021 45 .98 0 .18 1 .09 1 .27 – – – 47 .25 0 .22% 0 .22% 0 .38% 2 .76% 150,530 65%
PD Small-Cap Value Index
–
&
Class P
2025 $ 38 .16 $ 0 .80 $ 3 .91 $ 4 .71 $ – $ – $ – $ 42 .87 0 .23% 0 .23% 2 .09% 12 .35% $ 106,903 73%
2024 35 .45 0 .84 1 .87 2 .71 – – – 38 .16 0 .23% 0 .23% 2 .27% 7 .64% 153,136 39%
2023 31 .05 0 .73 3 .67 4 .40 – – – 35 .45 0 .23% 0 .23% 2 .29% 14 .19% 88,559 35%
2022 36 .44 0 .64 ( 6 .03 ) ( 5 .39 ) – – – 31 .05 0 .21% 0 .21% 1 .94% ( 14 .81% ) 137,032 42%
2021 28 .49 0 .61 7 .34 7 .95 – – – 36 .44 0 .21% 0 .21% 1 .71% 27 .90% 222,503 56%
PD Emerging Markets Index
–
&
Class P
2025 $ 18 .81 $ 0 .29 $ 5 .60 $ 5 .89 $ – $ – $ – $ 24 .70 1 .25% 0 .90% (7) 1 .30% 31 .31% $ 145,644 86%
2024 17 .67 0 .34 0 .80 1 .14 – – – 18 .81 1 .08% 0 .77% 1 .82% 6 .47% 80,525 40%
2023 16 .24 0 .44 0 .99 1 .43 – – – 17 .67 0 .76% 0 .48% 2 .59% 8 .80% 98,722 37%
2022 20 .86 0 .44 ( 5 .06 ) ( 4 .62 ) – – – 16 .24 0 .79% 0 .53% 2 .41% ( 22 .16% ) 103,510 32%
2021 21 .15 0 .41 ( 0 .70 ) ( 0 .29 ) – – – 20 .86 0 .59% 0 .43% 1 .88% ( 1 .38% ) 308,381 45%
PD International Large-Cap Index
–
&
Class P
2025 $ 26 .73 $ 0 .82 $ 7 .69 $ 8 .51 $ – $ – $ – $ 35 .24 0 .29% 0 .23% 2 .64% 31 .84% $ 732,901 14%
2024 25 .60 0 .71 0 .42 1 .13 – – – 26 .73 0 .30% 0 .24% 2 .60% 4 .42% 722,238 13%
2023 21 .65 0 .65 3 .30 3 .95 – – – 25 .60 0 .29% 0 .23% 2 .74% 18 .24% 695,217 33%
2022 24 .81 0 .66 ( 3 .82 ) ( 3 .16 ) – – – 21 .65 0 .28% 0 .22% 3 .02% ( 12 .73% ) 639,838 6%
2021 21 .72 0 .64 2 .45 3 .09 – – – 24 .81 0 .28% 0 .24% 2 .67% 14 .19% 695,603 57%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended December 31, were as follows:
(1) Per share amounts have been calculated using the average shares method.
(2) For Funds or classes that commenced operations after January 1, 2021, the first date reported represents the commencement date of operations for the Fund.
(3) No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4) The ratios for periods of less than one full year are annualized.
(5) The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers, administration fee waivers, and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do
not include expenses of their respective underlying funds in which they invest.
(6) Total returns for periods of less than one full year are not annualized.
(7) The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended December 31, 2025 are as follows:
(8) Reflects an amount rounding to less than $0.01 per share or 0.01%.
(9) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
Portfolio Class I Class P
Inflation Managed
0.67% 0.47%
Total Return
0.65% 0.45%
PD Emerging Markets Index
n/a 0.88%

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a
Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the
Trust. As of December 31, 2025, the Trust was comprised of the following sixty-two separate funds (each individually a “Fund”, and collectively the
“Funds”):
(1) These Funds are collectively known as the “Underlying Funds”
(2) These Funds are collectively known as the “ESG Portfolios”
(3) These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4) These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5) These Funds are collectively known as the “Pacific Dynamix Underlying Funds”
Effective May 1, 2025, the Trust offers two separate share classes: Class I and Class P. Each Fund, except for the Pacific Dynamix Underlying
Funds, offers both Class I and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only. Prior to May 1, 2025, the PSF
Avantis Balanced Allocation Portfolio offered Class D and Class P shares. Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.
The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.
The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.
Bond Plus Portfolio (1) Mid-Cap Value Portfolio (1) PSF Avantis Balanced Allocation Portfolio
Core Income Portfolio (1) QQQ
®
Plus Bond Alpha Portfolio (1) Pacific Dynamix — Conservative Growth
Portfolio (3)
Diversified Bond Portfolio (1) Small-Cap Equity Portfolio (1) Pacific Dynamix — Moderate Growth
Portfolio (3)
Floating Rate Income Portfolio (1) Small-Cap Growth Portfolio (1) Pacific Dynamix — Growth Portfolio (3)
High Yield Bond Portfolio (1) Small-Cap Index Portfolio (1) Pacific Dynamix — Aggressive Growth
Portfolio (3)
Inflation Managed Portfolio (1) Small-Cap Plus Bond Alpha Portfolio (1) Portfolio Optimization Conservative
Portfolio (4)
Intermediate Bond Portfolio (1) Small-Cap Value Portfolio (1) Portfolio Optimization Moderate-Conservative
Portfolio (4)
Short Duration Bond Portfolio (1) Value Portfolio (1) Portfolio Optimization Moderate Portfolio (4)
Total Return Portfolio (formerly named
Managed Bond Portfolio) (1)
Value Advantage Portfolio (1) Portfolio Optimization Growth Portfolio (4)
Emerging Markets Debt Portfolio (1) Emerging Markets Portfolio (1) Portfolio Optimization Aggressive-Growth
Portfolio (4)
Dividend Growth Portfolio (1) International Equity Plus Bond Alpha
Portfolio (1)
PD 1-3 Year Corporate Bond Portfolio (5)
Equity Index Portfolio (1) International Growth Portfolio (1) PD Aggregate Bond Index Portfolio (5)
Focused Growth Portfolio (1) International Large-Cap Portfolio (1) PD High Yield Bond Market Portfolio (5)
Growth Portfolio (1) International Small-Cap Portfolio (1) PD Large-Cap Growth Index Portfolio (5)
Hedged Equity Portfolio International Value Portfolio (1) PD Large-Cap Value Index Portfolio (5)
Large-Cap Core Portfolio (1) Health Sciences Portfolio (1) PD Mid-Cap Index Portfolio (5)
Large-Cap Growth Portfolio (1) Real Estate Portfolio (1) PD Small-Cap Growth Index Portfolio (5)
Large-Cap Plus Bond Alpha Portfolio (1) Technology Portfolio (1) PD Small-Cap Value Index Portfolio (5)
Large-Cap Value Portfolio (1) ESG Diversified Portfolio (2) PD Emerging Markets Index Portfolio (5)
Mid-Cap Growth Portfolio (1) ESG Diversified Growth Portfolio (2) PD International Large-Cap Index Portfolio (5)
Mid-Cap Plus Bond Alpha Portfolio (1) Capital Appreciation Portfolio

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
The ESG Portfolios invest their assets in a variety of eligible third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S.
and foreign equity and debt instruments. The ESG Underlying Funds are offered by BlackRock Advisors, LLC, Calvert Research and Management,
Dimensional Fund Advisors LP, and Fidelity Management & Research Company LLC (the “ESG Underlying Fund Managers”), and are not funds of the Trust. The ESG Underlying Fund Managers are not affiliated with the Trust, the ESG Portfolios, Pacific Select Distributors, LLC (the “Distributor”)
or the Investment Adviser.
The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The
Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division
Avantis Investors, and The Vanguard Group, Inc., and are not funds of the Trust. American Century Investment Management, Inc., Avantis Investors,
and The Vanguard Group, Inc. are not affiliated with the Trust, the PSF Avantis Balanced Allocation Portfolio, the Distributor or the Investment
Adviser.
Class I and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company
(“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds
(and share classes) of the Trust to make available. Not all share classes are available for each Fund.
QQQ is a registered trademark of Nasdaq, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.
A. INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. These tax refund payments are reflected as Foreign taxes reclaimed in the Statements of Operations. A Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statements of Operations as Professional fees, if any. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.
B. DISTRIBUTIONS TO SHAREHOLDERS
Each Fund of the Trust is treated as a partnership for federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the fiscal year ended
December 31, 2025.
C. FOREIGN CURRENCY TRANSLATION
The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day.
Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.
None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign
1. ORGANIZATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.
D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund
(such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
E. OFFERING COSTS
A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the
Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
F. SEGMENT REPORTING
The Senior Vice President of the Trust and PLFA acts as the Trust’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment based on the fact that each Fund has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance. The CODM takes into account net assets, and types of investment securities held, consistent with that presented within the accompanying financial statements to assist in making resource allocation decisions. Segment net assets are reported on the Statements of Assets and Liabilities and significant segment expenses are reported on the Statements of Operations.
G. NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax
Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund's income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024.
Management has determined that this new accounting pronouncement will have no impact on the financial statements in the current year.
3. VALUATION AND FAIR VALUE MEASUREMENTS
A. VALUATION POLICY
The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
B. DETERMINATION OF NET ASSET VALUE (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its
NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr.
Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The
NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)
C. FOREIGN CURRENCY TRANSLATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
C. INVESTMENT VALUATION
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
Domestic Equity Investments
For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE.
Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments
For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments.
This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements
Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Over-the-Counter (“OTC”) Investments
OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.
Domestic and Foreign Debt Investments
Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds and Variable Insurance Trusts
Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.
Investment Values Determined by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the
Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
B. DETERMINATION OF NET ASSET VALUE (“NAV”) (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer
(“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of December 31, 2025, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type,
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
C. INVESTMENT VALUATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of
Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the fiscal year ended December 31, 2025 are summarized in the following table:
4. INVESTMENTS AND RISKS
Cash
U.S. dollar denominated cash represents cash deposits held at major financial institutions and is subject to credit risk to the extent each Fund's balance exceeds the federally insured limits. The Funds did not experience any losses during the period.
General Investment Risk
An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.
A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 77,845 $ 78,340 $ 495
Floating Rate Income 1,570,781 1,577,101 6,320
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Natural Disasters Risk
Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
Fund of Funds Investments
The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective.
Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.
The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.
The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the
ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or ESG Underlying
Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the
ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.
The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation
Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.
Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.
Equity Investments
Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
Debt Investments
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
Foreign and Emerging Markets Investments
Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.
The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight
Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and
the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
In February 2022, Russia launched a large-scale invasion of Ukraine. The extent and duration of this military action, and resulting market and economic disruption and uncertainty, is difficult to accurately predict. The United States and other countries have imposed significant sanctions against Russia and could impose additional sanctions or other measures. As a result, there are significant risks and uncertainties to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest (such as the conflict between Israel and Hamas and other militant groups in the Middle East and other related events), could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Such developments in part or in whole could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by a Fund.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.
Senior Loan Participations and Assignments
Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities
Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters
Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2025, no participation interest in Senior Loans was held by any of the Funds.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S.
Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
U.S. Government Securities
Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie
Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan
Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates
(“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
When-Issued Securities
Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
Delayed-Delivery Transactions Risk
Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated.
When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its
NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy.
Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold.
The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.
In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.
Borrowings and Other Financing Transactions
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940
Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense.
In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.
Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.
A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the
Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing.
The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.
The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.
Collateral Risk
If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.
Securities Lending Risk
Certain Funds may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage.
Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.
Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, and regulatory developments.
Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
B. DERIVATIVE INVESTMENTS
In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.
Futures Contracts – A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date and are traded on an exchange. Futures contracts are subject to the possibility of illiquid markets, and the possibility
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond, Inflation Managed and Total Return Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used futures contracts to manage duration and interest rate risk. The
Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap Index, PD
Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios
utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets, International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The Emerging Markets, Value, PD Emerging Markets Index and PD International Large-Cap Index
Portfolios utilized futures to equitize cash flows. The Hedged Equity Portfolio and the Large-Cap Core Portfolio held futures to gain targeted equity exposure from cash positions. The Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus
Bond Alpha and International Equity Plus Bond Alpha Portfolios used futures contracts to manage duration and interest rate risk, and utilized futures contracts on indices as a part of their investment strategies.
Option Contracts – An option contract is an agreement that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated
strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated
strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.
A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
During the reporting period, the following Funds entered into option contracts for the following reasons: The Total Return and Inflation Managed
Portfolios purchased and wrote options and swaptions as a means of capitalizing on anticipated changes in market volatility or to generate income.
The Hedged Equity Portfolio purchased and sold options on indices for hedging purposes and to manage risk. The Short Duration Bond Portfolio used options to manage duration and interest rate risk. The Capital Appreciation Portfolio wrote options to generate income, to manage portfolio risk and duration and to gain exposure to various equity and debt markets.
Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is an agreement to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A
Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Inflation Managed and Total Return Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities transactions, to hedge against currency exposure associated with some or all of Fund securities these investments, and as a part of the investment strategy for these Funds. The Emerging Markets Debt Portfolio used forward contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Value Portfolio used Forward
Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used forward contracts to hedge against currency fluctuations.
Swap Agreements – Swaps are bilaterally negotiated agreements between the Funds and their counterparties to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed on a swap execution facility and cleared through a third party, known as a derivatives clearing organization or central counterparty (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.
Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Inflation Managed and
Total Return Portfolios entered into interest rate swaps to manage nominal or real interest rate risk exposure in various global markets and or as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.
Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection)
to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to
Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2025 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Total Return Portfolio bought and sold credit protection through credit default swaps, seeking to obtain and or manage exposure to the credit risk of individual securities or as well as to the broader markets sectors through the use of credit default swaps on credit indices. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads, credit protection through credit indices and for hedging purposes. The Short
Duration Bond Portfolio entered into credit default swaps for hedging purposes.
Total Return Swaps – A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.
During the reporting period, the following Funds entered into total return swap agreements for the following reasons: The Inflation Managed
Portfolio used total return swaps to hedge duration. The Emerging Markets Debt Portfolio used total return swaps to gain exposure to local markets, especially Egypt, Nigeria and Zambia. The Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha and International Equity Plus Bond Alpha Portfolios used total return swaps on indices as a part of their investment strategies.
The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the
Statements of Assets and Liabilities.
Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type Asset Derivative Investments Liabilities Derivative Investments
Credit contracts
Equity contracts
Interest rate contracts
Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on futures contracts
Swap premiums received
Swap agreements depreciation
Foreign currency contracts Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Forward foreign currency contracts appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on swap agreements
Swap premiums received
Swap agreements depreciation
Forward foreign currency contracts depreciation
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of December 31, 2025:
Asset Derivative Investments, Value
Portfolio
Total Value at
December 31, 2025
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 3,795 $ – $ – $ – $ 3,795
Diversified Bond 429,663 – – – 429,663
Inflation Managed 6,857,503 – – 30,721 6,826,782
Short Duration Bond 808,581 – – – 808,581
Total Return 13,546,858 825,561 – 2,568,590 10,152,707
Emerging Markets Debt 1,293,978 87,577 – 724,178 482,223
Hedged Equity 5,943,225 – 5,943,225 – –
Large-Cap Plus Bond Alpha 3,444,190 – 3,444,190 – –
Mid-Cap Plus Bond Alpha 1,479,087 – 1,479,087 – –
QQQ Plus Bond Alpha 4,001,140 – 4,001,140 – –
Small-Cap Plus Bond Alpha 1,125,723 – 1,125,723 – –
Value 7,066 – – 7,066 –
Emerging Markets 86,932 – 86,932 – –
International Equity Plus Bond Alpha 3,174,874 – 3,174,874 – –
PD Large-Cap Value Index 990 – 990 – –
PD Mid-Cap Index 654 – 654 – –
PD Emerging Markets Index 65,336 – 65,336 – –
PD International Large-Cap Index 87,307 – 87,307 – –
Liability Derivative Investments, Value
Portfolio
Total Value at
December 31, 2025
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 1,178,283 ) $ – $ – $ – ( $ 1,178,283 )
Diversified Bond (710,818) – – – (710,818)
Inflation Managed (2,921,179) – – (391,703) (2,529,476)
Short Duration Bond (174,674) – – – (174,674)
Total Return (10,536,954) (35,103) – (4,656,808) (5,845,043)
Emerging Markets Debt (1,372,238) (173,524) – (529,344) (669,370)
Equity Index (66,293) – (66,293) – –
Hedged Equity (6,128,975) – (6,128,975) – –
Large-Cap Plus Bond Alpha (1,299,779) – (1,221,305) – (78,474)
Mid-Cap Plus Bond Alpha (9,869,391) – (9,805,694) – (63,697)
QQQ Plus Bond Alpha (70,860) – (3,597) – (67,263)
Small-Cap Equity (11,338) – (11,338) – –
Small-Cap Index (143,988) – (143,988) – –
Small-Cap Plus Bond Alpha (5,319,229) – (5,299,771) – (19,458)
Value (351,855) – – (351,855) –
International Equity Plus Bond Alpha (530,379) – (468,270) – (62,109)
Capital Appreciation (9,088) – (9,088) – –
PD Large-Cap Growth Index (11,079) – (11,079) – –
PD Mid-Cap Index (14,150) – (14,150) – –
PD Small-Cap Growth Index (9,677) – (9,677) – –
PD Small-Cap Value Index (21,394) – (21,394) – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
The following is a summary of the location of Net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:
The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the fiscal year ended December
31, 2025:
Derivative Investments Risk Type Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts
Equity contracts
Interest rate contracts
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Net Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 12,475,568 $ – $ – $ – $ 12,475,568
Diversified Bond (4,337,183) – – – (4,337,183)
Inflation Managed (1,050,432) – – (1,487,034) 436,602
Short Duration Bond (847,711) 30,488 – – (878,199)
Total Return 12,144,076 2,211,402 – (1,999,569) 11,932,243
Emerging Markets Debt (2,051,990) (514) – (1,071,737) (979,739)
Equity Index 5,062,618 – 5,062,618 – –
Hedged Equity (37,424,936) – (37,424,936) – –
Large-Cap Core 912,296 – 912,296 – –
Large-Cap Plus Bond Alpha 72,945,777 – 73,587,551 – (641,774)
Mid-Cap Plus Bond Alpha 4,054,859 – 5,546,353 – (1,491,494)
QQQ Plus Bond Alpha 47,793,467 – 48,310,804 – (517,337)
Small-Cap Equity (174,786) – (174,786) – –
Small-Cap Index (169,063) – (169,063) – –
Small-Cap Plus Bond Alpha 8,751,001 – 8,866,104 – (115,103)
Value (2,571,456) – 2,016 (2,573,472) –
Emerging Markets 591,591 – 591,591 – –
International Equity Plus Bond Alpha 61,434,867 – 61,630,130 – (195,263)
International Value (86,163) – (86,163) – –
Capital Appreciation (22) – (22) – –
PD Large-Cap Growth Index 296,267 – 296,267 – –
PD Large-Cap Value Index 184,037 – 184,037 – –
PD Mid-Cap Index (81,501) – (81,501) – –
PD Small-Cap Growth Index (14,925) – (14,925) – –
PD Small-Cap Value Index 66,477 – 66,477 – –
PD Emerging Markets Index 211,994 – 211,994 – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.
Net Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
PD International Large-Cap Index $ 1,787,991 $ – $ 1,787,991 $ – $ –
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 1,274,778 $ – $ – $ – $ 1,274,778
Diversified Bond 2,840,801 – – – 2,840,801
Inflation Managed 3,296,206 – – (1,147,157) 4,443,363
Short Duration Bond (315,572) – – – (315,572)
Total Return (9,350,885) 41,213 – (5,468,056) (3,924,042)
Emerging Markets Debt 332,006 (65,412) – (305,137) 702,555
Equity Index 1,807,055 – 1,807,055 – –
Hedged Equity 287,718 – 287,718 – –
Large-Cap Plus Bond Alpha 29,114,712 – 30,165,354 – (1,050,642)
Mid-Cap Plus Bond Alpha 18,552,705 – 18,889,987 – (337,282)
QQQ Plus Bond Alpha 14,744,824 – 15,027,683 – (282,859)
Small-Cap Equity 63,896 – 63,896 – –
Small-Cap Index 278,341 – 278,341 – –
Small-Cap Plus Bond Alpha 1,411,600 – 1,526,100 – (114,500)
Value (1,004,168) – – (1,004,168) –
Emerging Markets 86,932 – 86,932 – –
International Equity Plus Bond Alpha 8,726,119 – 9,044,134 – (318,015)
Capital Appreciation 2,191 – 2,191 – –
PD Large-Cap Growth Index 213,874 – 213,874 – –
PD Large-Cap Value Index 353,670 – 353,670 – –
PD Mid-Cap Index 91,388 – 91,388 – –
PD Small-Cap Growth Index 5,860 – 5,860 – –
PD Small-Cap Value Index (15,488) – (15,488) – –
PD Emerging Markets Index 121,373 – 121,373 – –
PD International Large-Cap Index 318,271 – 318,271 – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the fiscal year ended December 31, 2025:
In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the fiscal year ended December 31, 2025.
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS
Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International
Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, Master Securities Forward
Transactions Agreements, Global Master Securities Lending Agreement, International Securities Lending Association version May 2000 or the
Master Securities Loan Agreement, Bond Market Association version 2000 (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the
Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending
Average Positions and Values of Derivative Investments by Derivative Type
Futures Contracts Forward Contracts Options Contracts Swap Agreements
Portfolio
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Bond Plus 4 ( $ 384,963 ) – $ – – $ – 6 $ 217,978
Diversified Bond 6 (662,753) – – – – – –
Inflation Managed 16 19,148 22 (256,070) 7 (319,571) 64 3,055,097
Short Duration Bond 5 114,897 – – 1 5,347 – –
Total Return 9 1,573,735 167 (869,468) 46 (97,263) 80 3,492,090
Emerging Markets Debt 2 11,823 23 138,751 – – 20 (230,858)
Equity Index 1 (88,634) – – – – – –
Hedged Equity 1 (40,921) – – 3 251,265 – –
Large-Cap Core 1 1,149 – – – – – –
Large-Cap Plus Bond Alpha 3 (663,920) – – – – 6 (1,064,029)
Mid-Cap Plus Bond Alpha 3 (772,252) – – – – 6 (6,307,198)
QQQ Plus Bond Alpha 3 (413,292) – – – – 5 1,012,915
Small-Cap Equity 1 (19,996) – – – – – –
Small-Cap Index 1 (105,704) – – – – – –
Small-Cap Plus Bond Alpha 3 (83,145) – – – – 9 (1,566,170)
Value – – 7 (121,068) – – – –
Emerging Markets 1 57,848 – – – – – –
International Equity Plus Bond
Alpha 3 (143,307) – – – – 7 (2,199,360)
Capital Appreciation – – – – 23 (9,088) – –
PD Large-Cap Growth Index 1 (11,796) – – – – – –
PD Large-Cap Value Index 1 (31,832) – – – – – –
PD Mid-Cap Index 2 (19,078) – – – – – –
PD Small-Cap Growth Index 1 (7,345) – – – – – –
PD Small-Cap Value Index 1 (2,007) – – – – – –
PD Emerging Markets Index 1 294 – – – – – –
PD International Large-Cap Index 2 (75,976) – – – – – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury
Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.
The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements
(or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of December 31, 2025:
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of December 31, 2025.
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS
Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each
Fund. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF Avantis Balanced Allocation, and ESG Portfolios. PLFA along with Fidelity
Diversifying Solutions LLC manages the Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha, and International Equity Plus Bond Alpha Portfolios. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Description
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net
Amount
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net
Amount
Assets Liabilities
Bond Plus
Swap agreements $ – $ – $ – $ – ( $ 1,096,192 ) $ – $ – ( $ 1,096,192 )
Inflation Managed
Forward foreign currency contracts 30,721 (26,353) – 4,368 (391,703) 26,353 280,346 (85,004)
Option contracts – – – – (189,334) – – (189,334)
Swap agreements – – – – (357,072) – 318,445 (38,627)
Sale-buyback financing transactions – – – – (340,290,069) 337,929,826 – (2,360,243)
Total Return
Forward foreign currency contracts 2,438,436 (1,894,803) (440,276) 103,357 (4,617,237) 1,894,803 2,022,968 (699,466)
Option contracts 130,154 (40,345) (88,847) 962 (44,391) 40,345 – (4,046)
Swap agreements 534,960 – (179,209) 355,751 – – – –
Sale-buyback financing transactions – – – – (47,567,301) 46,836,842 – (730,459)
Emerging Markets Debt
Forward foreign currency contracts 724,178 (319,460) – 404,718 (529,344) 319,460 – (209,884)
Swap agreements 466,435 (52,898) – 413,537 (52,898) 52,898 – –
Large-Cap Plus Bond Alpha
Swap agreements 3,421,031 (734,046) (2,571,794) 115,191 (1,221,305) 734,046 – (487,259)
Mid-Cap Plus Bond Alpha
Swap agreements 905,769 (905,769) – – (9,805,694) 905,769 520,657 (8,379,268)
QQQ Plus Bond Alpha
Swap agreements 4,001,140 – (4,001,140) – – – – –
Small-Cap Plus Bond Alpha
Swap agreements 1,125,723 (1,029,666) – 96,057 (5,290,463) 1,029,666 2,861,906 (1,398,891)
Value
Forward foreign currency contracts 7,066 (1,241) – 5,825 (351,855) 1,241 – (350,614)
International Equity Plus Bond Alpha
Swap agreements 3,114,674 (400,164) (2,714,510) – (468,270) 400,164 – (68,106)
Capital Appreciation
Option contracts – – – – (9,088) – – (9,088)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
investment management firms under PLFA’s supervision to sub-advise for the other Funds of the Trust. PLFA, as Investment Adviser to each Fund, pays related management fees to these sub-advisers as compensation for their sub-advisory services. As of December 31, 2025, the investment advisory fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, any advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Bond Plus 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Core Income 0.50% on first $4 billion
0.48% on excess
Aristotle Pacific Capital, LLC
Diversified Bond 0.40% on first $4 billion
0.38% on excess
Loomis, Sayles & Company, L.P.
Floating Rate Income 0.65% on first $1 billion
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Aristotle Pacific Capital, LLC
High Yield Bond 0.40% on first $4 billion
0.38% on excess
Aristotle Pacific Capital, LLC
Inflation Managed 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Intermediate Bond 0.40% on first $4 billion
0.38% on excess
J.P. Morgan Investment
Management Inc.
Short Duration Bond 0.40% on first $4 billion
0.38% on excess
T. Rowe Price Associates, Inc.
Total Return 0.40% on first $4 billion
0.38% on excess
None (0.015% prior to May 1, 2025) Pacific Investment Management
Company LLC
Emerging Markets Debt 0.785% on first $1 billion
0.755% on next $1 billion
0.725% on next $2 billion
0.705% on excess
0.05% Principal Global Investors, LLC
Dividend Growth 0.70% on first $100 million
0.66% on next $900 million
0.63% on next $3 billion
0.61% on excess
0.03% T. Rowe Price Associates, Inc.
Equity Index 0.05% on first $4 billion
0.03% on excess
BlackRock Investment
Management, LLC
Focused Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
Janus Henderson Investors US
LLC
Growth 0.55% on first $4 billion
0.53% on excess
MFS Investment Management,
LLC
Hedged Equity 0.60% J.P. Morgan Investment
Management Inc.
Large-Cap Core 0.45% on first $4 billion
0.43% on excess
J.P. Morgan Investment
Management Inc.
Large-Cap Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.08% FIAM LLC
Large-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Large-Cap Value 0.65% on first $100 million
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
ClearBridge Investments, LLC
Mid-Cap Growth 0.70% on first $4 billion
0.68% on excess
0.05% (0.025% prior to May 1, 2025) Federated MDTA LLC (Delaware
Investments Fund Advisers prior
to May 1, 2025)
Mid-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Mid-Cap Value 0.70% on first $1 billion
0.65% on next $1 billion
0.60% on excess
Boston Partners Global Investors,
Inc.
QQQ Plus Bond Alpha 0.45% 0.09% Fidelity Diversifying Solutions LLC
(portion only)
Small-Cap Equity 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.10% BlackRock Investment
Management, LLC and Franklin
Mutual Advisers, LLC
(co-sub-advisers)
Small-Cap Growth 0.60% on first $4 billion
0.58% on excess
Goldman Sachs Asset
Management, L.P. (MFS
Investment Management prior to
November 1, 2025)
Small-Cap Index 0.30% on first $4 billion
0.28% on excess
BlackRock Investment
Management, LLC
Small-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
Small-Cap Value 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.17% American Century Investment
Management, Inc., through its
division Avantis Investors
Value 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.085% Putnam Investment Management,
LLC
Value Advantage 0.66% on first $4 billion
0.64% on excess
0.02% J.P. Morgan Investment
Management Inc.
Emerging Markets 0.80% on first $4 billion
0.78% on excess
0.03% (none prior to May 1, 2025) Goldman Sachs Asset
Management, L.P. (Invesco
Advisers, Inc. prior to May 1,
2025)
International Equity Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
International Growth 0.85% on first $100 million
0.75% on next $100 million
0.70% on next $300 million
0.65% on excess
ClearBridge Investments, LLC
International Large-Cap 0.85% on first $100 million
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
0.03% MFS Investment Management
International Small-Cap 0.85% on first $1 billion
0.82% on next $1 billion
0.79% on next $2 billion
0.77% on excess
0.015% FIAM LLC
International Value 0.65% on first $4 billion
0.63% on excess
Wellington Management
Company LLP
Health Sciences 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
BlackRock Investment
Management, LLC
Real Estate 0.90% on first $100 million
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
0.09% Principal Real Estate Investors,
LLC
Technology 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
0.11% FIAM LLC
ESG Portfolios
Pacific Dynamix Portfolios
0.20%
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Pursuant to an Administration Agreement, Pacific Life and PLFA provide administrative services to the Trust that are outside the scope of the
Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and
PLFA for providing certain administrative services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and federal levels; providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance;
maintaining the Trust’s legal existence; shareholders’ meetings; and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The administration fee charged to the Funds of the Trust is 0.0175% of net assets, except for the
Funds of Funds which are charged 0.0075% of net assets. Pacific Life and PLFA have contractually agreed to a waiver of their fees owed under the Administration Agreement of 0.00075% for the Funds of Funds and 0.0015% for all other Funds for fiscal year 2025, a waiver of 0.00025% for the Funds of Funds and 0.001% for all other Funds for fiscal year 2026, and a waiver of 0.0001% for the Funds of Funds and 0.0005% for all other
Funds for fiscal year 2027.
Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares and those Class
P shares of the Trust that are offered to certain separate accounts. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and
Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the
Trust for these services.
Pursuant to a Distribution Agreement, the Distributor, a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the
Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts.
These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the
1940 Act. The Service Plan will remain in effect as long as its continuance is specifically approved at least annually.
Prior to May 1, 2025, the Trust had a separate service plan for Class D shares of each applicable Fund pursuant to which Class D shares of each applicable Fund paid a service fee at an annual rate of 0.20%. The service fees may have been used by the Distributor for the types of services provided under the Service Plan discussed above. Class D shares are no longer offered and the Class D service plan has been discontinued.
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Capital Appreciation 0.80% 0.11% through April 30, 2027 T. Rowe Price Associates, Inc.
PSF Avantis Balanced Allocation 0.20% None (0.06% prior to May 1, 2025)
Portfolio Optimization Portfolios 0.10%
PD 1-3 Year Corporate Bond 0.20% on first $50 million
0.19% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Aggregate Bond Index 0.16% on first $50 million
0.15% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD High Yield Bond Market 0.35% on first $50 million
0.22% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Large-Cap Growth Index
PD Large-Cap Value Index
PD Mid-Cap Index
PD Small-Cap Growth Index
PD Small-Cap Value Index
0.14% on first $300 million
0.12% on excess
BlackRock Investment
Management, LLC
PD Emerging Markets Index 0.60% on first $50 million
0.35% on excess
0.44% on first $50 million
0.18% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
PD International Large-Cap Index 0.25% on first $100 million
0.20% on excess
0.10% on first $100 million
0.05% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
7. TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES, SERVICE FEES AND ADMINISTRATION FEES
The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, service fees earned by the Distributor, and administration fees earned by PLFA and Pacific Life, including any administration fee waiver, from each Fund for the fiscal year ended December 31, 2025 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of December 31, 2025 are presented in the Statements of Assets and Liabilities.
B. EXPENSE LIMITATION AGREEMENTS
To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio
Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2026 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses;
administration fees; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse the operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific
Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2026. There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the fiscal year ended December 31, 2025 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of
December 31, 2025 are presented in the Statements of Assets and Liabilities.
The cumulative expense reimbursement amounts, if any, as of December 31, 2025 that are subject to recoupment by PLFA from the Funds are as follows:
During the fiscal year ended December 31, 2025, PLFA recouped expense reimbursements under the expense cap as follows:
There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the fiscal year ended December 31, 2025.
Expense Reimbursements
Portfolio 2026 2027 2028
Small-Cap Plus Bond Alpha $ – $ 25,692 $ 18,418
ESG Diversified 36,756 11,583 41,823
ESG Diversified Growth 46,398 34,478 48,028
Capital Appreciation – – 14,726
Pacific Dynamix - Conservative Growth 221,787 257,456 228,365
Pacific Dynamix - Moderate Growth 789,246 1,044,568 1,055,704
Pacific Dynamix - Growth 697,254 972,138 1,128,427
Pacific Dynamix - Aggressive Growth – 44,440 59,620
Expense
Recoupments
Portfolio 2025
Bond Plus $ 34,478
Large-Cap Plus Bond Alpha 455
QQQ Plus Bond Alpha 15,501
International Equity Plus Bond Alpha 26,705

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the fiscal year ended December 31, 2025 is as follows:
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 19,779,641 $ 16,612,718 ( $ 11,281,391 ) $ 1,157,325 $ 111,857 $ 26,380,150 2,062,144
PD Aggregate Bond Index Class P 210,872,053 29,652,641 (41,756,860) 3,904,433 10,260,458 212,932,725 15,440,830
PD High Yield Bond Market Class P 31,894,603 14,228,411 (14,839,851) 3,165,792 (852,865) 33,596,090 1,491,782
PD Large-Cap Growth Index Class P 72,729,313 11,220,640 (33,447,395) 11,939,075 (1,037,213) 61,404,420 469,909
PD Large-Cap Value Index Class P 67,803,522 4,432,400 (19,166,492) 9,604,581 (342,166) 62,331,845 1,059,503
PD Mid-Cap Index Class P 13,881,305 4,638,175 (3,688,515) 872,801 911,345 16,615,111 984,506
PD Small-Cap Growth Index Class P 4,598,625 2,795,359 (3,091,307) 667,569 (297,789) 4,672,457 87,883
PD Small-Cap Value Index Class P 9,207,228 6,816,357 (12,128,493) 543,202 301,162 4,739,456 110,545
PD Emerging Markets Index Class P 2,400,717 7,147,126 (2,737,954) 79,100 382,356 7,271,345 294,334
PD International Large-Cap Index
Class P 47,171,967 6,734,216 (18,912,971) 5,977,507 7,824,871 48,795,589 1,384,673
Total $ 480,338,974 $ 104,278,043 ( $ 161,051,229 ) $ 37,911,385 $ 17,262,016 $ 478,739,188
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 78,668,201 $ 103,036,956 ( $ 73,447,881 ) $ 5,357,797 $ 823,232 $ 114,438,305 8,945,676
PD Aggregate Bond Index Class P 655,531,010 106,528,450 (146,684,172) 14,103,137 30,146,740 659,625,165 47,832,761
PD High Yield Bond Market Class P 117,095,389 84,611,910 (58,780,283) 14,209,940 (4,456,281) 152,680,675 6,779,547
PD Large-Cap Growth Index Class P 578,544,009 41,115,128 (191,372,914) 122,771,853 (37,685,089) 513,372,987 3,928,683
PD Large-Cap Value Index Class P 508,358,241 21,486,018 (94,186,710) 46,968,227 25,818,281 508,444,057 8,642,421
PD Mid-Cap Index Class P 147,230,081 11,464,310 (46,231,811) 16,058,192 (2,672,590) 125,848,182 7,456,966
PD Small-Cap Growth Index Class P 36,581,736 28,589,125 (29,544,910) 6,461,741 (4,928,172) 37,159,520 698,921
PD Small-Cap Value Index Class P 73,244,492 35,431,524 (65,915,178) 5,460,997 2,036,735 50,258,570 1,172,256
PD Emerging Markets Index Class P 25,462,127 62,712,122 (28,244,651) 2,313,820 2,010,170 64,253,588 2,600,897
PD International Large-Cap Index
Class P 312,700,818 38,646,896 (132,402,745) 53,495,774 38,033,035 310,473,778 8,810,320
Total $ 2,533,416,104 $ 533,622,439 ( $ 866,811,255 ) $ 287,201,478 $ 49,126,061 $ 2,536,554,827
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 32,419,960 $ 88,127,797 ( $ 41,209,599 ) $ 836,753 $ 2,640,937 $ 82,815,848 6,473,739
PD Aggregate Bond Index Class P 243,669,766 59,215,459 (61,234,058) (3,310,400) 19,842,171 258,182,938 18,722,152
PD High Yield Bond Market Class P 117,960,018 29,583,918 (61,400,339) 8,314,001 (1,231,647) 93,225,951 4,139,553
PD Large-Cap Growth Index Class P 540,398,345 56,491,206 (199,917,069) 89,148,477 (7,025,510) 479,095,449 3,666,367
PD Large-Cap Value Index Class P 480,334,840 63,924,419 (137,061,826) 71,437,450 (2,601,536) 476,033,347 8,091,510
PD Mid-Cap Index Class P 131,465,668 23,938,109 (35,884,604) 8,193,855 5,481,071 133,194,099 7,892,238
PD Small-Cap Growth Index Class P 50,252,497 24,665,966 (27,188,443) 706,579 1,983,266 50,419,865 948,331
PD Small-Cap Value Index Class P 70,431,311 30,170,735 (57,221,116) 7,306,371 460,264 51,147,565 1,192,991
PD Emerging Markets Index Class P 52,465,690 40,556,719 (30,642,877) 806,225 10,047,829 73,233,586 2,964,395
PD International Large-Cap Index
Class P 360,834,827 31,434,500 (128,284,292) 49,847,566 54,787,022 368,619,623 10,460,326
Total $ 2,080,232,922 $ 448,108,828 ( $ 780,044,223 ) $ 233,286,877 $ 84,383,867 $ 2,065,968,271
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 33,182 $ 632,070 ( $ 241,969 ) $ 4,125 $ 10,505 $ 437,913 34,232
PD Aggregate Bond Index Class P 97,846 594,929 (159,533) 1,388 11,489 546,119 39,602
PD High Yield Bond Market Class P 98,849 824,988 (290,296) 2,445 21,345 657,331 29,188
PD Large-Cap Growth Index Class P 1,852,439 4,655,841 (1,365,946) 156,650 633,634 5,932,618 45,400
PD Large-Cap Value Index Class P 1,644,320 4,137,293 (1,067,806) 85,494 453,423 5,252,724 89,285
PD Mid-Cap Index Class P 532,095 1,509,890 (439,798) 23,964 107,514 1,733,665 102,726
PD Small-Cap Growth Index Class P 186,700 554,578 (152,805) (4,782) 56,343 640,034 12,038
PD Small-Cap Value Index Class P 249,297 895,819 (488,727) 5,971 94,687 757,047 17,658
PD Emerging Markets Index Class P 193,400 734,489 (154,902) 11,498 100,924 885,409 35,840
PD International Large-Cap Index
Class P 1,497,062 3,778,709 (1,117,095) 113,492 738,079 5,010,247 142,176
Total $ 6,385,190 $ 18,318,606 ( $ 5,478,877 ) $ 400,245 $ 2,227,943 $ 21,853,107
– – – – – –
7. TRANSACTIONS WITH AFFILIATES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative
Bond Plus Class P $ 25,413,298 $ 49,683,179 ( $ 5,692,285 ) $ 113,361 $ 5,523,776 $ 75,041,329 7,044,099
Core Income Class P 38,585,966 2,782,079 (12,394,171) 1,189,358 1,035,187 31,198,419 2,323,583
Diversified Bond Class P 188,210,034 15,333,061 (60,445,322) 1,164,365 11,799,511 156,061,649 10,335,662
Floating Rate Income Class P 9,990,249 10,479,969 (11,927,410) 1,110,440 (497,127) 9,156,121 503,698
High Yield Bond Class P 44,499,771 27,288,016 (15,861,698) 2,889,009 713,157 59,528,255 4,692,017
Inflation Managed Class P 19,527,516 11,275,722 (5,044,693) 28,686 1,487,354 27,274,585 1,777,210
Intermediate Bond Class P 89,506,432 28,458,561 (46,241,319) 1,219,419 3,146,904 76,089,997 7,514,744
Short Duration Bond Class P 94,654,491 38,508,528 (51,396,101) 5,240,264 (112,821) 86,894,361 6,959,202
Total Return Class P 161,203,721 19,801,227 (55,547,221) (102,791) 12,301,306 137,656,242 8,135,813
Emerging Markets Debt Class P 19,744,495 15,013,358 (6,593,359) 1,319,761 2,649,866 32,134,121 2,038,292
Equity Index Class P 674,983 177,685 (249,536) 38,045 85,119 726,296 3,862
Focused Growth Class P 4,848,454 129,783 (4,458,739) 1,724,604 (1,433,498) 810,604 9,046
Growth Class P 14,449,456 3,405,342 (17,543,958) 5,847,663 (4,530,427) 1,628,076 16,650
Large-Cap Core Class P 40,952,759 8,849,274 (18,907,095) 6,268,327 (374,468) 36,788,797 331,781
Large-Cap Growth Class P 27,387,459 2,503,108 (29,983,198) 10,219,204 (7,498,297) 2,628,276 66,118
Large-Cap Plus Bond Alpha Class P 18,341,752 2,946,592 (1,700,461) 142,932 3,336,945 23,067,760 1,889,071
Large-Cap Value Class P 20,405,898 211,957 (19,636,038) 3,022,690 (2,724,573) 1,279,934 26,249
Mid-Cap Growth Class P 18,953,997 6,019,154 (22,303,904) 122,960 (462,832) 2,329,375 75,334
Mid-Cap Plus Bond Alpha Class P 8,498,849 16,059,331 (3,244,956) 992,187 483,668 22,789,079 446,147
Mid-Cap Value Class P 9,847,566 9,640,230 (13,623,977) 1,736,678 (773,497) 6,827,000 125,520
QQQ Plus Bond Alpha Class P 5,038,588 17,314,426 (604,178) 70,892 2,015,193 23,834,921 1,906,651
Small-Cap Equity Class P 11,050,939 6,324,609 (16,725,035) 95,979 348,906 1,095,398 23,569
Small-Cap Growth Class P 3,642,443 5,064,492 (2,801,453) 257,185 45,049 6,207,716 162,643
Small-Cap Index Class P – 687,007 (471,581) 20,516 33,248 269,190 6,501
Small-Cap Plus Bond Alpha Class P 1,970,781 3,364,673 (341,138) (29,509) 416,872 5,381,679 470,240
Small-Cap Value Class P 6,595,634 1,459,541 (6,890,628) (104,593) (427,243) 632,711 16,563
Value Class P 19,286,682 8,236,186 (7,009,711) 1,751,554 2,606,525 24,871,236 800,815
Value Advantage Class P 15,635,434 4,885,273 (13,301,667) 3,224,611 (2,509,939) 7,933,712 236,081
Emerging Markets Class P – 9,384,189 (1,010,598) 100,449 855,859 9,329,899 375,409
International Equity Plus Bond Alpha
Class P 5,219,895 14,129,534 (2,388,192) 101,560 1,858,880 18,921,677 1,468,407
International Growth Class P 6,490,143 9,745,911 (14,596,343) 1,544,055 98,390 3,282,156 278,714
International Large-Cap Class P 10,201,627 174,583 (9,007,862) 1,227,174 7,980 2,603,502 135,562
International Small-Cap Class P 9,575,101 5,661,916 (8,335,939) 452,767 1,875,413 9,229,258 418,539
International Value Class P 16,391,609 7,849,601 (23,923,423) 5,951,348 1,800,490 8,069,625 273,357
Real Estate Class P 4,758,491 5,112,067 (5,537,947) 616,100 (434,353) 4,514,358 115,797
Total $ 971,554,513 $ 367,960,164 ( $ 515,741,136 ) $ 59,567,250 $ 32,746,523 $ 916,087,314
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 31,912,859 $ 62,391,413 ( $ 8,071,400 ) $ 179,873 $ 6,876,460 $ 93,289,205 8,757,020
Core Income Class P 49,342,769 3,265,817 (16,570,832) 1,578,550 1,209,677 38,825,981 2,891,665
Diversified Bond Class P 232,337,082 6,647,095 (82,333,709) (778,960) 16,056,760 171,928,268 11,386,478
Floating Rate Income Class P 14,973,080 7,682,859 (16,399,055) 1,580,982 (1,072,372) 6,765,494 372,184
High Yield Bond Class P 59,285,748 16,944,483 (32,180,501) 3,943,501 (623,951) 47,369,280 3,733,647
Inflation Managed Class P 21,951,746 1,934,806 (5,420,000) 489,119 1,197,990 20,153,661 1,313,211
Intermediate Bond Class P 113,946,286 34,103,308 (61,003,536) 953,578 4,898,302 92,897,938 9,174,718
Short Duration Bond Class P 59,733,332 56,981,457 (26,486,722) 2,733,914 1,658,726 94,620,707 7,577,991
Total Return Class P 201,766,346 26,387,958 (72,372,473) 2,220,636 13,259,476 171,261,943 10,121,990
Emerging Markets Debt Class P 7,398,250 28,262,716 (4,987,987) 635,962 2,611,019 33,919,960 2,151,569
Equity Index Class P 4,769,448 125,428 (3,541,394) 615,536 (224,957) 1,744,061 9,275
Focused Growth Class P 12,824,880 235,975 (11,692,611) 3,553,537 (2,792,298) 2,129,483 23,765
Growth Class P 41,870,577 7,330,576 (36,312,998) 15,025,542 (12,676,822) 15,236,875 155,828
Large-Cap Core Class P 106,351,956 9,069,661 (38,474,362) 13,976,091 172,880 91,096,226 821,555
Large-Cap Growth Class P 71,298,664 5,067,784 (48,595,537) 16,570,006 (10,323,385) 34,017,532 855,764
Large-Cap Plus Bond Alpha Class P 45,480,123 2,238,756 (5,588,035) 219,076 7,859,686 50,209,606 4,111,779
Large-Cap Value Class P 40,217,154 21,584 (31,540,343) 6,051,008 (4,076,460) 10,672,943 218,884
Mid-Cap Growth Class P 30,213,342 13,577,275 (23,131,314) 557,722 494,900 21,711,925 702,180
Mid-Cap Plus Bond Alpha Class P 9,170,965 647,194 (940,553) 420,530 458,557 9,756,693 191,009
Mid-Cap Value Class P 2,389,925 20,834,182 (9,852,096) 1,174,785 585,976 15,132,772 278,228
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
QQQ Plus Bond Alpha Class P $ 11,808,988 $ 30,781,586 ( $ 2,674,158 ) $ 290,449 $ 4,600,966 $ 44,807,831 3,584,359
Small-Cap Equity Class P 19,050,538 2,236,543 (17,414,512) 445,524 942,630 5,260,723 113,194
Small-Cap Growth Class P 10,079,786 6,824,015 (10,814,190) 1,299,213 (741,938) 6,646,886 174,149
Small-Cap Index Class P 2,083,748 9,186,578 (7,389,739) 426,870 333,226 4,640,683 112,079
Small-Cap Plus Bond Alpha Class P 5,748,928 4,220,166 (2,105,215) 94,172 650,712 8,608,763 752,217
Small-Cap Value Class P 4,873,719 7,926,324 (10,580,722) (832,764) (50,879) 1,335,678 34,965
Value Class P 44,987,493 36,310,717 (15,617,161) 4,589,994 6,388,273 76,659,316 2,468,311
Value Advantage Class P 35,579,569 9,182,754 (22,855,068) 7,837,962 (5,070,389) 24,674,828 734,242
Emerging Markets Class P 14,366,790 27,462,037 (17,091,887) 490,188 2,347,188 27,574,316 1,109,513
International Equity Plus Bond Alpha
Class P 13,576,253 20,369,713 (3,265,016) 321,111 4,714,088 35,716,149 2,771,734
International Growth Class P 27,352,353 7,116,936 (26,565,292) 5,776,561 (611,953) 13,068,605 1,109,759
International Large-Cap Class P 31,011,344 2,531,828 (18,755,864) 3,787,809 2,173,035 20,748,152 1,080,336
International Small-Cap Class P 14,352,131 22,747,672 (28,899,317) 2,597,182 2,840,795 13,638,463 618,492
International Value Class P 42,489,534 12,611,848 (33,396,888) 11,115,149 8,362,836 41,182,479 1,395,050
Real Estate Class P 14,265,573 750,300 (8,644,706) 810,550 (510,234) 6,671,483 171,128
Total $ 1,448,861,279 $ 504,009,344 ( $ 761,565,193 ) $ 110,750,958 $ 51,918,520 $ 1,353,974,908
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 89,640,796 $ 173,453,255 ( $ 18,383,420 ) $ 275,026 $ 18,908,176 $ 263,893,833 24,771,607
Core Income Class P 138,992,001 11,314,654 (52,451,654) 4,890,530 2,668,094 105,413,625 7,850,953
Diversified Bond Class P 658,902,262 62,758,285 (298,231,240) (22,428,653) 64,198,280 465,198,934 30,809,229
Floating Rate Income Class P 34,668,425 70,576,793 (75,180,086) 1,517,686 674,054 32,256,872 1,774,519
High Yield Bond Class P 205,901,337 80,816,724 (136,724,343) 10,722,510 605,338 161,321,566 12,715,366
Inflation Managed Class P 33,883,640 3,811,183 (8,296,491) 23,631 2,608,019 32,029,982 2,087,071
Intermediate Bond Class P 274,674,110 203,581,237 (158,388,876) 6,084,621 11,545,091 337,496,183 33,331,551
Short Duration Bond Class P 242,034,065 351,546,916 (226,609,988) 16,641,009 3,076,984 386,688,986 30,969,178
Total Return Class P 531,952,403 101,554,797 (204,272,190) 2,958,191 38,918,024 471,111,225 27,843,800
Emerging Markets Debt Class P 34,259,192 67,995,983 (15,288,987) 1,826,945 8,241,584 97,034,717 6,154,987
Equity Index Class P 26,770,416 580,730 (17,688,124) 6,608,486 (4,118,130) 12,153,378 64,632
Focused Growth Class P 141,868,723 1,356,985 (135,172,464) 42,187,322 (35,010,485) 15,230,081 169,970
Growth Class P 254,061,223 72,798,825 (185,417,486) 100,438,336 (80,014,649) 161,866,249 1,655,406
Large-Cap Core Class P 727,139,439 57,893,876 (214,202,797) 82,395,610 16,749,691 669,975,819 6,042,205
Large-Cap Growth Class P 493,570,549 26,664,625 (270,081,374) 123,049,602 (72,443,747) 300,759,655 7,566,080
Large-Cap Plus Bond Alpha Class P 312,586,677 6,450,516 (34,313,662) 1,606,966 53,957,752 340,288,249 27,866,977
Large-Cap Value Class P 256,389,703 2,450,182 (172,338,036) 61,207,800 (47,225,408) 100,484,241 2,060,762
Mid-Cap Growth Class P 221,404,699 91,151,896 (140,868,232) 16,411,823 (13,882,723) 174,217,463 5,634,327
Mid-Cap Plus Bond Alpha Class P 71,881,442 23,438,797 (7,435,195) 3,301,403 4,347,790 95,534,237 1,870,294
Mid-Cap Value Class P 61,842,563 95,989,051 (88,609,664) 17,645,454 (7,122,621) 79,744,783 1,466,170
QQQ Plus Bond Alpha Class P 77,254,462 199,006,913 (18,873,812) 1,876,811 30,225,149 289,489,523 23,157,433
Small-Cap Equity Class P 115,058,494 25,147,316 (105,922,366) 3,256,814 2,332,762 39,873,020 857,940
Small-Cap Growth Class P 71,308,204 77,101,573 (81,914,726) 2,284,252 (3,495,372) 65,283,931 1,710,444
Small-Cap Index Class P 17,367,510 1,042,750 (13,515,415) 1,959,849 (533,031) 6,321,663 152,677
Small-Cap Plus Bond Alpha Class P 34,419,244 19,657,374 (4,655,059) 178,321 4,863,789 54,463,669 4,758,927
Small-Cap Value Class P 51,583,107 41,192,308 (65,861,973) 73,890 (2,151,709) 24,835,623 650,148
Value Class P 304,963,554 232,612,183 (73,897,830) 21,470,606 52,296,626 537,445,139 17,304,901
Value Advantage Class P 255,625,692 49,528,765 (145,572,045) 67,319,734 (47,513,594) 179,388,552 5,338,018
Emerging Markets Class P 66,528,056 99,068,011 (53,650,778) 4,025,730 15,499,868 131,470,887 5,290,017
International Equity Plus Bond Alpha
Class P 82,946,142 93,968,599 (15,767,245) 1,531,724 28,057,257 190,736,477 14,802,010
International Growth Class P 227,196,607 4,657,723 (149,594,162) 35,598,143 4,191,249 122,049,560 10,364,193
International Large-Cap Class P 185,952,440 27,857,648 (98,532,428) 27,363,222 10,655,237 153,296,119 7,981,977
International Small-Cap Class P 99,688,516 71,598,772 (97,105,450) 8,121,146 15,235,449 97,538,433 4,423,280
International Value Class P 232,221,644 50,183,048 (157,791,573) 52,012,667 48,146,797 224,772,583 7,614,137
Real Estate Class P 33,028,090 66,715,621 (69,217,296) 4,332,219 (3,049,692) 31,808,942 815,922
Total $ 6,667,565,427 $ 2,565,523,914 ( $ 3,611,826,467 ) $ 708,769,426 $ 121,441,899 $ 6,451,474,199
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 45,488,316 $ 81,338,149 ( $ 20,179,113 ) $ 160,964 $ 8,100,235 $ 114,908,551 10,786,419
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Core Income Class P $ 21,265,716 $ 35,929,959 ( $ 11,294,404 ) $ 759,929 $ 2,251,128 $ 48,912,328 3,642,872
Diversified Bond Class P 314,091,065 48,222,522 (162,453,538) (3,101,751) 22,024,649 218,782,947 14,489,573
Floating Rate Income Class P 32,950,476 67,704,057 (71,672,341) 1,436,340 652,882 31,071,414 1,709,305
High Yield Bond Class P 195,698,771 44,503,821 (124,855,690) 14,177,987 (5,210,531) 124,314,358 9,798,458
Inflation Managed Class P 32,204,793 4,282,209 (8,143,200) 18,814 2,490,182 30,852,798 2,010,366
Intermediate Bond Class P 151,481,753 135,873,355 (95,260,594) 4,749,173 5,023,285 201,866,972 19,936,638
Short Duration Bond Class P 164,314,549 301,572,107 (199,006,735) 8,440,167 4,038,218 279,358,306 22,373,270
Total Return Class P 240,544,326 39,778,744 (106,221,094) 7,857,672 9,864,334 191,823,982 11,337,256
Emerging Markets Debt Class P 32,561,575 34,204,510 (11,967,839) 1,570,193 5,943,986 62,312,425 3,952,525
Equity Index Class P – 14,020,206 (2,830,146) 103,489 1,645,556 12,939,105 68,810
Focused Growth Class P 63,343,269 1,492,461 (51,828,576) 15,065,761 (10,346,029) 17,726,886 197,834
Growth Class P 314,549,994 61,736,556 (217,234,133) 133,291,135 (106,959,586) 185,383,966 1,895,922
Large-Cap Core Class P 792,895,235 41,742,072 (215,357,633) 69,242,791 37,197,377 725,719,842 6,544,935
Large-Cap Growth Class P 564,203,534 28,071,590 (299,653,124) 141,355,885 (80,915,242) 353,062,643 8,881,843
Large-Cap Plus Bond Alpha Class P 331,472,443 4,250,150 (31,235,795) 1,605,209 57,435,833 363,527,840 29,770,119
Large-Cap Value Class P 293,547,368 5,625,435 (205,966,196) 75,739,286 (59,124,325) 109,821,568 2,252,255
Mid-Cap Growth Class P 207,385,368 110,097,502 (121,826,679) 9,169,188 (6,607,488) 198,217,891 6,410,519
Mid-Cap Plus Bond Alpha Class P 74,468,526 81,477,658 (11,933,481) 5,305,028 4,950,340 154,268,071 3,020,139
Mid-Cap Value Class P 55,685,255 91,179,328 (79,900,306) 18,085,070 (8,234,843) 76,814,504 1,412,295
QQQ Plus Bond Alpha Class P 80,507,109 212,788,651 (19,977,782) 1,897,170 33,932,116 309,147,264 24,729,935
Small-Cap Equity Class P 124,547,921 26,182,005 (102,720,019) 6,889,639 854,410 55,753,956 1,199,648
Small-Cap Growth Class P 129,389,550 39,414,871 (104,321,633) 6,450,829 (110,550) 70,823,067 1,855,570
Small-Cap Index Class P 8,559,238 1,994,802 (4,412,674) 939,999 225,978 7,307,343 176,483
Small-Cap Plus Bond Alpha Class P 40,703,973 56,331,943 (7,687,973) 532,200 6,444,989 96,325,132 8,416,699
Small-Cap Value Class P 64,349,287 49,129,072 (68,718,650) 2,210,969 (1,577,859) 45,392,819 1,188,296
Value Class P 325,233,423 288,874,527 (106,397,293) 32,545,701 49,871,555 590,127,913 19,001,204
Value Advantage Class P 258,495,930 70,488,830 (165,939,556) 78,628,716 (57,606,853) 184,067,067 5,477,235
Emerging Markets Class P 158,078,405 125,104,323 (101,858,165) 3,537,792 36,758,958 221,621,313 8,917,416
International Equity Plus Bond Alpha
Class P 107,356,569 89,762,799 (20,717,072) 1,771,777 34,452,230 212,626,303 16,500,759
International Growth Class P 311,501,881 29,108,775 (173,999,585) 25,503,764 33,113,976 225,228,811 19,125,958
International Large-Cap Class P 269,196,970 17,191,344 (122,533,451) 30,249,648 21,080,191 215,184,702 11,204,454
International Small-Cap Class P 126,332,457 104,158,179 (138,833,839) 15,195,764 18,419,972 125,272,533 5,680,997
International Value Class P 286,866,019 58,439,030 (179,972,208) 71,766,392 58,379,130 295,478,363 10,009,284
Real Estate Class P 94,175,897 39,370,368 (74,145,433) 6,841,952 (4,963,428) 61,279,356 1,571,860
Total $ 6,313,446,961 $ 2,441,441,910 ( $ 3,441,055,950 ) $ 789,994,642 $ 113,494,776 $ 6,217,322,339
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 3,454,466 $ 5,491,228 ( $ 4,716,999 ) $ 49,419 $ 157,925 $ 4,436,039 416,409
Core Income Class P – 1,872,966 (341,878) 7,752 83,493 1,622,333 120,827
Diversified Bond Class P 13,691,684 161,537 (13,231,885) 792,378 (439,309) 974,405 64,533
Floating Rate Income Class P 8,361,200 9,232,489 (9,971,995) 342,430 177,444 8,141,568 447,885
High Yield Bond Class P 16,553,235 18,396,377 (19,692,481) 562,150 467,627 16,286,908 1,283,734
Inflation Managed Class P – 8,507,309 (444,664) 2,176 19,512 8,084,333 526,775
Intermediate Bond Class P 1,308,611 9,441,236 (3,844,883) 84,851 (12,853) 6,976,962 689,054
Short Duration Bond Class P 8,339,050 52,977,837 (14,172,063) 151,455 1,503,603 48,799,882 3,908,289
Total Return Class P 6,055,027 20,513,481 (9,199,196) 522,170 489,684 18,381,166 1,086,371
Emerging Markets Debt Class P – 8,294,683 (887,012) 47,507 708,659 8,163,837 517,838
Equity Index Class P – 3,879,390 (664,390) 28,505 469,687 3,713,192 19,747
Focused Growth Class P 17,666,127 415,044 (14,290,926) 4,156,590 (2,821,712) 5,125,123 57,197
Growth Class P 94,332,110 10,785,101 (40,956,692) 25,193,323 (16,011,158) 73,342,684 750,076
Large-Cap Core Class P 220,026,385 10,636,933 (51,742,208) 15,999,938 14,199,026 209,120,074 1,885,958
Large-Cap Growth Class P 165,857,993 7,459,865 (79,054,019) 33,531,402 (14,011,308) 113,783,933 2,862,413
Large-Cap Plus Bond Alpha Class P 95,107,402 1,310,268 (9,764,435) 400,622 16,400,483 103,454,340 8,472,111
Large-Cap Value Class P 85,093,447 2,638,816 (60,107,366) 17,772,426 (12,882,299) 32,515,024 666,828
Mid-Cap Growth Class P 74,766,817 13,122,158 (34,237,690) 1,205,972 265,608 55,122,865 1,782,716
Mid-Cap Plus Bond Alpha Class P 21,050,195 45,482,831 (4,024,668) 1,788,952 2,109,840 66,407,150 1,300,067
Mid-Cap Value Class P 20,883,940 15,414,558 (24,067,896) 6,429,628 (3,325,211) 15,335,019 281,946
QQQ Plus Bond Alpha Class P 23,009,141 48,409,811 (4,159,032) 398,275 9,364,711 77,022,906 6,161,373
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
As of December 31, 2025, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
D. INDEPENDENT TRUSTEES
The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of
Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.
Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the
Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).
Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the
Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the fiscal year ended December 31, 2025, such expenses increased by $526,928 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of December 31,
2025, the total amount in the DCP Liability accounts was $3,468,781 for all applicable Funds of the Trust.
E. OFFICERS OF THE TRUST
None of the officers of the Trust received compensation from the Trust.
F. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of
Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Beginning
Net
Realized
Change in
Unrealized As of December 31, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Aggressive-Growth (continued)
Small-Cap Equity Class P $ 26,520,986 $ 21,498,422 ( $ 27,639,091 ) $ 2,649,182 $ 19,965 $ 23,049,464 495,951
Small-Cap Growth Class P 30,803,971 19,842,628 (16,172,411) 1,509,526 1,609,743 37,593,457 984,952
Small-Cap Index Class P 5,430,556 340,412 (3,705,659) 623,908 (136,342) 2,552,875 61,656
Small-Cap Plus Bond Alpha Class P 10,928,253 23,040,847 (1,848,610) 175,087 2,117,613 34,413,190 3,006,956
Small-Cap Value Class P 27,373,882 4,362,171 (17,209,338) 496,862 (236,476) 14,787,101 387,098
Value Class P 93,249,796 69,696,277 (29,502,504) 8,594,923 13,742,969 155,781,461 5,015,922
Value Advantage Class P 76,798,310 20,502,417 (49,547,909) 23,229,091 (17,010,024) 53,971,885 1,606,027
Emerging Markets Class P 56,160,624 17,946,290 (22,535,096) 7,959,220 6,832,258 66,363,296 2,670,272
International Equity Plus Bond Alpha
Class P 33,608,414 23,597,246 (5,218,672) 436,329 10,920,031 63,343,348 4,915,729
International Growth Class P 94,642,270 11,836,578 (38,443,366) 7,625,890 11,564,115 87,225,487 7,407,005
International Large-Cap Class P 93,853,549 4,350,359 (57,101,115) 14,843,225 1,430,656 57,376,674 2,987,546
International Small-Cap Class P 56,104,713 12,450,039 (31,336,410) 2,882,452 9,135,875 49,236,669 2,232,839
International Value Class P 89,101,038 18,410,605 (57,961,112) 26,615,672 13,604,042 89,770,245 3,040,953
Real Estate Class P 23,899,921 10,147,553 (18,618,054) 763,011 (135,328) 16,057,103 411,876
Total $ 1,594,033,113 $ 552,465,762 ( $ 776,411,725 ) $ 207,872,299 $ 50,372,549 $ 1,628,331,998
– – – – – –
Portfolio
Ownership
Percentage
Capital Appreciation 52.25%
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
G. INTERFUND TRANSACTIONS
In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.
For the fiscal year ended December 31, 2025, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule
17a-7 under the 1940 Act are summarized in the following table:
8. SECURITIES LENDING
Certain Funds may participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to certain approved brokers, dealers and qualified financial institutions who are required to secure the loans continuously with collateral that meets certain guidelines and regulations and who pay the Fund’s negotiated lenders’ fees. By lending its securities, a Fund attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Fund.
The Fund receives cash, cash equivalents, or U.S. Government securities in an amount at least equal to 102% of the market value of loaned U.S.
securities, and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. The market value of the loaned securities plus any accrued interest is determined at the close of each business day of the Fund and any additional required collateral is delivered to the fund, or excess collateral returned by the Fund, on the next day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the
Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral received is invested in money market instruments and/or repurchase agreements.
The market values of securities loaned by participating Funds which are subject to offset under a master agreement with netting arrangements and the collateral held for securities on loan and received in connection with the master agreements with netting arrangements as of December 31,
2025, were as follows:
Portfolio Purchases Sales
Net Realized
Gain (Loss)
Equity Index $ 43,410 $ – $ –
Small-Cap Equity 647,308 268,720 49,483
Small-Cap Index 316,212 29,943 5,736
PD Large-Cap Growth Index 79,211 793,340 147,149
PD Large-Cap Value Index 793,340 160,815 (15,144)
PD Small-Cap Growth Index 420,890 512,548 (232,482)
PD Small-Cap Value Index 91,650 626,656 16,598
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1) Net Amount
Bond Plus $ 5,495,775 $ 5,670,421 $ –
Core Income 9,254,319 9,607,321 –
Diversified Bond 62,303,875 64,692,569 –
Floating Rate Income 8,519,482 8,693,054 –
High Yield Bond 63,776,546 66,126,374 –
Intermediate Bond 4,869,387 5,035,401 –
Short Duration Bond 20,058,337 20,645,938 –
Total Return 32,891,243 33,975,587 –
Emerging Markets Debt 18,435,663 19,599,232 –
Equity Index 14,911,172 15,397,706 –
Focused Growth 8,342,416 8,589,421 –
Growth 3,906,000 3,995,796 –
Large-Cap Growth 23,476,562 24,305,299 –
Large-Cap Plus Bond Alpha 14,867,832 15,297,712 –
Large-Cap Value 22,882,425 23,364,088 –
Mid-Cap Growth 10,427,626 10,714,658 –
Mid-Cap Plus Bond Alpha 8,846,472 9,102,022 –
7. TRANSACTIONS WITH AFFILIATES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
In accordance with U.S. GAAP, any securities on loan and cash collateral received and invested in money market instruments and/or repurchase agreements for securities lending transactions is presented in the respective Fund’s Schedule of Investments. The securities on loan, if any, are disclosed in the respective Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value and collateral received for securities on loan, respectively. The related amount payable on return of the securities on loan, where cash collateral is received, is presented in the respective
Statements of Assets and Liabilities. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Income generated from securities lending and reinvestment of the lending collateral is presented in the respective Statements of Operations.
9. COMMITTED LINE OF CREDIT
The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of December 31,
2025, the actual interest rate on borrowing by the Trust was 4.99%. The committed line of credit will expire on October 6, 2026, unless renewed, and is available to all Funds except the Bond Plus, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha, International Equity
Plus Bond Alpha, ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate
Bond Index, and PD High Yield Bond Market Portfolios.
The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.
During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable
Fund had a loan outstanding were as follows:
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1) Net Amount
Mid-Cap Value $ 4,019,419 $ 4,174,005 $ –
QQQ Plus Bond Alpha 5,945,244 6,133,553 –
Small-Cap Equity 2,875,209 3,036,959 –
Small-Cap Growth 10,298,087 10,699,581 –
Small-Cap Index 57,145,890 58,799,265 –
Small-Cap Plus Bond Alpha 561,578 574,794 –
Small-Cap Value 4,458,332 4,598,063 –
Value 6,798,361 6,957,244 –
Value Advantage 3,934,848 4,045,857 –
Emerging Markets 451,926 452,887 –
International Equity Plus Bond Alpha 2,905,696 2,993,030 –
International Growth 2,229,663 2,306,200 –
International Value 9,063,339 9,526,994 –
Health Sciences 5,672,545 5,809,580 –
Real Estate 11,613,100 12,002,754 –
Technology 19,841,356 20,662,768 –
PSF Avantis Balanced Allocation 43,322,546 44,483,225 –
PD 1-3 Year Corporate Bond 5,964,676 6,147,648 –
PD Aggregate Bond Index 737,614 764,900 –
PD High Yield Bond Market 9,275,253 9,629,672 –
PD Large-Cap Growth Index 2,935,835 3,046,397 –
PD Large-Cap Value Index 3,316,543 3,417,194 –
PD Mid-Cap Index 2,037,336 2,109,783 –
PD Small-Cap Growth Index 716,452 736,349 –
PD Small-Cap Value Index 2,613,382 2,681,815 –
PD International Large-Cap Index 5,463,862 5,744,682 –
(1) Collateral received is in excess of the market value of securities on loan as presented in this table. However, the collateral amounts included in the table are limited to the amount that is subject to offset included under market value of securities on loan. As of December 31, 2025, no non-cash collateral was received for loans outstanding.
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Core Income 5.68% $ 919,280
Floating Rate Income 5.68% 12,052,512
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Inflation Managed 5.44% $ 621,606
Short Duration Bond 5.45% 287,876
8. SECURITIES LENDING (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
No Fund had a loan outstanding in connection with this revolving line of credit agreement as of December 31, 2025.
10. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the fiscal year ended December 31, 2025, are summarized in the following table:
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Total Return 5.51% $ 2,232,325
Focused Growth 5.51% 348,123
Growth 5.65% 853,122
Large-Cap Growth 5.47% 1,081,004
Small-Cap Equity 5.68% 93,243
Small-Cap Growth 5.68% 141,992
Small-Cap Index 5.68% 844,906
Small-Cap Value 5.66% 223,751
Emerging Markets 5.18% 2,731,710
International Growth 5.68% 290,937
International Large-Cap 5.68% 5,987,812
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
International Small-Cap 5.59% $ 5,151,461
Health Sciences 5.29% 513,160
Real Estate 5.68% 871,192
Technology 5.23% 1,065,469
PD Large-Cap Growth Index 5.63% 1,397,118
PD Large-Cap Value Index 5.65% 341,337
PD Mid-Cap Index 5.68% 62,429
PD Small-Cap Growth Index 5.68% 963,210
PD Small-Cap Value Index 5.68% 1,259,360
PD Emerging Markets Index 5.66% 2,875,997
PD International Large-Cap Index 5.62% 4,872,388
U.S. Government Securities
Portfolio Purchases Sales
Bond Plus $ 33,403,209 $ –
Core Income 76,585,865 52,987,926
Diversified Bond 1,489,149,330 1,563,107,705
Inflation Managed 818,575,961 792,710,841
Intermediate Bond 576,571,107 518,221,828
Short Duration Bond 932,009,530 882,684,049
Total Return 14,324,706,631 14,467,414,561
Large-Cap Plus Bond Alpha 1,949,127 –
Mid-Cap Plus Bond Alpha 17,436,501 –
QQQ Plus Bond Alpha 52,820,315 –
Small-Cap Plus Bond Alpha 10,290,434 –
International Equity Plus Bond Alpha 14,558,993 –
Capital Appreciation 9,284,412 1,515,132
PD Aggregate Bond Index 474,076,569 475,025,566
Other Securities
Portfolio Purchases Sales
Bond Plus $ 368,892,130 $ 80,585,848
Core Income 143,945,152 177,966,524
Diversified Bond 533,100,685 830,584,762
Floating Rate Income 641,253,878 670,926,955
High Yield Bond 440,367,340 537,152,841
Inflation Managed 15,749,521 30,259,360
Intermediate Bond 148,541,874 180,368,461
Short Duration Bond 873,816,417 518,316,867
Total Return 292,329,787 498,119,814
Emerging Markets Debt 300,654,185 188,175,887
Dividend Growth 91,693,815 110,168,088
Equity Index 158,814,445 78,876,346
Focused Growth 136,415,125 345,667,535
Growth 976,069,940 1,387,233,596
Hedged Equity 166,919,884 166,910,981
Large-Cap Core 1,074,317,170 1,500,938,227
Large-Cap Growth 657,544,039 1,355,130,278
Large-Cap Plus Bond Alpha 329,242,799 118,104,732
Large-Cap Value 153,765,034 626,940,901
Mid-Cap Growth 1,585,496,470 1,704,264,960
Mid-Cap Plus Bond Alpha 332,330,777 185,727,962
Other Securities
Portfolio Purchases Sales
Mid-Cap Value $ 371,115,002 $ 332,145,717
QQQ Plus Bond Alpha 461,909,312 69,352,681
Small-Cap Equity 288,063,829 466,411,997
Small-Cap Growth 581,803,679 644,379,852
Small-Cap Index 104,498,141 129,997,592
Small-Cap Plus Bond Alpha 102,304,072 21,603,143
Small-Cap Value 162,060,108 228,039,366
Value 778,339,458 389,716,060
Value Advantage 416,960,974 652,138,367
Emerging Markets 1,433,508,133 1,355,568,370
International Equity Plus Bond Alpha 266,207,516 41,924,123
International Growth 414,371,616 742,610,600
International Large-Cap 217,323,894 491,054,432
International Small-Cap 288,038,650 372,028,365
International Value 434,198,565 702,454,970
Health Sciences 198,446,143 223,692,382
Real Estate 168,123,751 223,346,847
Technology 215,929,322 245,026,936
ESG Diversified 12,915,087 15,697,634
ESG Diversified Growth 13,121,066 24,107,506
Capital Appreciation 41,891,927 3,240,801
9. COMMITTED LINE OF CREDIT (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
11. SECURED BORROWINGS
The contractual maturity of secured borrowings and type of collateral pledged as of December 31, 2025, are summarized in the following table:
Other Securities
Portfolio Purchases Sales
PSF Avantis Balanced Allocation $ 141,331,356 $ 190,785,662
Pacific Dynamix - Conservative Growth 104,278,043 161,051,229
Pacific Dynamix - Moderate Growth 533,622,439 866,811,255
Pacific Dynamix - Growth 448,108,828 780,044,223
Pacific Dynamix - Aggressive Growth 18,318,606 5,478,877
Portfolio Optimization Conservative 367,960,164 515,741,136
Portfolio Optimization Moderate-Conservative 504,009,344 761,565,193
Portfolio Optimization Moderate 2,565,523,914 3,611,826,467
Portfolio Optimization Growth 2,441,441,910 3,441,055,950
Portfolio Optimization Aggressive-Growth 552,465,762 776,411,725
PD 1-3 Year Corporate Bond 254,730,336 166,082,380
PD Aggregate Bond Index 72,026,432 86,248,722
PD High Yield Bond Market 450,397,073 439,063,458
PD Large-Cap Growth Index 295,933,705 602,688,426
PD Large-Cap Value Index 224,238,810 358,525,097
PD Mid-Cap Index 58,766,066 97,700,621
PD Small-Cap Growth Index 69,465,696 72,047,698
PD Small-Cap Value Index 121,016,963 178,925,423
PD Emerging Markets Index 107,026,394 57,831,094
PD International Large-Cap Index 103,347,359 289,213,272
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
Bond Plus
Securities lending Money market instruments $ 1,186,995 $ – $ – $ – $ 1,186,995
Securities lending Repurchase agreements 4,483,426 – – – 4,483,426
Core Income
Securities lending Money market instruments 2,011,110 – – – 2,011,110
Securities lending Repurchase agreements 7,596,211 – – – 7,596,211
Diversified Bond
Securities lending Money market instruments 13,542,161 – – – 13,542,161
Securities lending Repurchase agreements 51,150,408 – – – 51,150,408
Floating Rate Income
Securities lending Money market instruments 1,819,726 – – – 1,819,726
Securities lending Repurchase agreements 6,873,328 – – – 6,873,328
High Yield Bond
Securities lending Money market instruments 13,842,301 – – – 13,842,301
Securities lending Repurchase agreements 52,284,073 – – – 52,284,073
Inflation Managed
Sale-buyback financing transactions U.S. Treasury Obligations – 340,290,069 – – 340,290,069
Intermediate Bond
Securities lending Money market instruments 1,054,066 – – – 1,054,066
Securities lending Repurchase agreements 3,981,335 – – – 3,981,335
Short Duration Bond
Securities lending Money market instruments 4,321,835 – – – 4,321,835
Securities lending Repurchase agreements 16,324,103 – – – 16,324,103
Total Return
Securities lending Money market instruments 7,112,144 – – – 7,112,144
Securities lending Repurchase agreements 26,863,443 – – – 26,863,443
Sale-buyback financing transactions U.S. Treasury Obligations – 47,567,301 – – 47,567,301
Emerging Markets Debt
Securities lending Money market instruments 4,102,727 – – – 4,102,727
Securities lending Repurchase agreements 15,496,505 – – – 15,496,505
10. PURCHASES AND SALES OF INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
Equity Index
Securities lending Money market instruments $ 3,223,218 $ – $ – $ – $ 3,223,218
Securities lending Repurchase agreements 12,174,488 – – – 12,174,488
Focused Growth
Securities lending Money market instruments 1,798,032 – – – 1,798,032
Securities lending Repurchase agreements 6,791,389 – – – 6,791,389
Growth
Securities lending Money market instruments 836,444 – – – 836,444
Securities lending Repurchase agreements 3,159,352 – – – 3,159,352
Large-Cap Growth
Securities lending Money market instruments 5,087,853 – – – 5,087,853
Securities lending Repurchase agreements 19,217,446 – – – 19,217,446
Large-Cap Plus Bond Alpha
Securities lending Money market instruments 3,202,286 – – – 3,202,286
Securities lending Repurchase agreements 12,095,426 – – – 12,095,426
Large-Cap Value
Securities lending Money market instruments 4,890,828 – – – 4,890,828
Securities lending Repurchase agreements 18,473,260 – – – 18,473,260
Mid-Cap Growth
Securities lending Money market instruments 2,242,910 – – – 2,242,910
Securities lending Repurchase agreements 8,471,748 – – – 8,471,748
Mid-Cap Plus Bond Alpha
Securities lending Money market instruments 1,905,336 – – – 1,905,336
Securities lending Repurchase agreements 7,196,686 – – – 7,196,686
Mid-Cap Value
Securities lending Money market instruments 873,749 – – – 873,749
Securities lending Repurchase agreements 3,300,256 – – – 3,300,256
QQQ Plus Bond Alpha
Securities lending Money market instruments 1,283,943 – – – 1,283,943
Securities lending Repurchase agreements 4,849,610 – – – 4,849,610
Small-Cap Equity
Securities lending Money market instruments 635,730 – – – 635,730
Securities lending Repurchase agreements 2,401,229 – – – 2,401,229
Small-Cap Growth
Securities lending Money market instruments 2,239,754 – – – 2,239,754
Securities lending Repurchase agreements 8,459,827 – – – 8,459,827
Small-Cap Index
Securities lending Money market instruments 12,308,510 – – – 12,308,510
Securities lending Repurchase agreements 46,490,755 – – – 46,490,755
Small-Cap Plus Bond Alpha
Securities lending Money market instruments 120,322 – – – 120,322
Securities lending Repurchase agreements 454,472 – – – 454,472
Small-Cap Value
Securities lending Money market instruments 962,517 – – – 962,517
Securities lending Repurchase agreements 3,635,546 – – – 3,635,546
Value
Securities lending Money market instruments 1,456,367 – – – 1,456,367
Securities lending Repurchase agreements 5,500,877 – – – 5,500,877
Value Advantage
Securities lending Money market instruments 846,923 – – – 846,923
Securities lending Repurchase agreements 3,198,934 – – – 3,198,934
Emerging Markets
Securities lending Money market instruments 94,803 – – – 94,803
Securities lending Repurchase agreements 358,084 – – – 358,084
11. SECURED BORROWINGS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
12. FEDERAL INCOME TAX INFORMATION
Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 days Total
International Equity Plus Bond Alpha
Securities lending Money market instruments $ 626,534 $ – $ – $ – $ 626,534
Securities lending Repurchase agreements 2,366,496 – – – 2,366,496
International Growth
Securities lending Money market instruments 482,759 – – – 482,759
Securities lending Repurchase agreements 1,823,441 – – – 1,823,441
International Value
Securities lending Money market instruments 1,994,295 – – – 1,994,295
Securities lending Repurchase agreements 7,532,699 – – – 7,532,699
Health Sciences
Securities lending Money market instruments 1,216,125 – – – 1,216,125
Securities lending Repurchase agreements 4,593,455 – – – 4,593,455
Real Estate
Securities lending Money market instruments 2,512,549 – – – 2,512,549
Securities lending Repurchase agreements 9,490,205 – – – 9,490,205
Technology
Securities lending Money market instruments 4,325,358 – – – 4,325,358
Securities lending Repurchase agreements 16,337,410 – – – 16,337,410
PSF Avantis Balanced Allocation
Securities lending Money market instruments 9,311,719 – – – 9,311,719
Securities lending Repurchase agreements 35,171,506 – – – 35,171,506
PD 1-3 Year Corporate Bond
Securities lending Money market instruments 1,286,893 – – – 1,286,893
Securities lending Repurchase agreements 4,860,755 – – – 4,860,755
PD Aggregate Bond Index
Securities lending Money market instruments 160,117 – – – 160,117
Securities lending Repurchase agreements 604,783 – – – 604,783
PD High Yield Bond Market
Securities lending Money market instruments 2,015,789 – – – 2,015,789
Securities lending Repurchase agreements 7,613,883 – – – 7,613,883
PD Large-Cap Growth Index
Securities lending Money market instruments 637,705 – – – 637,705
Securities lending Repurchase agreements 2,408,692 – – – 2,408,692
PD Large-Cap Value Index
Securities lending Money market instruments 715,325 – – – 715,325
Securities lending Repurchase agreements 2,701,869 – – – 2,701,869
PD Mid-Cap Index
Securities lending Money market instruments 441,643 – – – 441,643
Securities lending Repurchase agreements 1,668,140 – – – 1,668,140
PD Small-Cap Growth Index
Securities lending Money market instruments 154,141 – – – 154,141
Securities lending Repurchase agreements 582,208 – – – 582,208
PD Small-Cap Value Index
Securities lending Money market instruments 561,387 – – – 561,387
Securities lending Repurchase agreements 2,120,428 – – – 2,120,428
PD International Large-Cap Index
Securities lending Money market instruments 1,202,540 – – – 1,202,540
Securities lending Repurchase agreements 4,542,142 – – – 4,542,142
11. SECURED BORROWINGS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.
Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense.
Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2021.
13. SHARES OF BENEFICIAL INTEREST
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:
Bond Plus Portfolio (1) Core Income Portfolio Diversified Bond Portfolio
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 273,316 129,371 2,340,806 3,137,158 8,054,142 6,384,594
Share repurchased (163,592) (389) (1,313,775) (687,254) (19,667,144) (6,007,600)
Net Increase (decrease) 109,724 128,982 1,027,031 2,449,904 (11,613,002) 376,994
Shares outstanding, beginning of year or
period 128,982 – 7,029,211 4,579,307 65,468,044 65,091,050
Shares outstanding, end of year or period 238,706 128,982 8,056,242 7,029,211 53,855,042 65,468,044
Class P
Shares sold 37,857,362 19,751,426 4,309,876 4,902,955 9,444,273 53,253,631
Share repurchased (5,634,482) – (7,246,958) (54,774,608) (42,917,270) (56,878,181)
Net Increase (decrease) 32,222,880 19,751,426 (2,937,082) (49,871,653) (33,472,997) (3,624,550)
Shares outstanding, beginning of year or
period 19,751,426 – 19,792,686 69,664,339 101,497,303 105,121,853
Shares outstanding, end of year or period 51,974,306 19,751,426 16,855,604 19,792,686 68,024,306 101,497,303
Floating Rate Income Portfolio High Yield Bond Portfolio Inflation Managed Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 1,014,914 2,003,801 3,764,519 2,682,411 1,642,462 1,224,748
Share repurchased (2,674,423) (2,975,497) (4,198,704) (5,014,842) (2,428,876) (3,247,430)
Net Increase (decrease) (1,659,509) (971,696) (434,185) (2,332,431) (786,414) (2,022,682)
Shares outstanding, beginning of year 15,526,555 16,498,251 22,559,704 24,892,135 19,607,909 21,630,591
Shares outstanding, end of year 13,867,046 15,526,555 22,125,519 22,559,704 18,821,495 19,607,909
Class P
Shares sold 9,880,665 5,814,707 15,771,270 31,708,332 2,269,865 1,807,057
Share repurchased (10,836,863) (864,329) (27,628,590) (17,620,028) (2,007,040) (5,166,409)
Net Increase (decrease) (956,198) 4,950,378 (11,857,320) 14,088,304 262,825 (3,359,352)
Shares outstanding, beginning of year 6,286,812 1,336,434 44,502,595 30,414,291 7,774,762 11,134,114
Shares outstanding, end of year 5,330,614 6,286,812 32,645,275 44,502,595 8,037,587 7,774,762
12. FEDERAL INCOME TAX INFORMATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Intermediate Bond Portfolio Short Duration Bond Portfolio Total Return Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 3,042,908 2,610,506 6,134,047 3,544,028 7,119,739 5,303,779
Share repurchased (671,566) (266,539) (7,269,558) (6,202,991) (6,038,623) (4,601,033)
Net Increase (decrease) 2,371,342 2,343,967 (1,135,511) (2,658,963) 1,081,116 702,746
Shares outstanding, beginning of year 4,751,451 2,407,484 36,434,260 39,093,223 49,601,432 48,898,686
Shares outstanding, end of year 7,122,793 4,751,451 35,298,749 36,434,260 50,682,548 49,601,432
Class P
Shares sold 42,861,635 12,548,484 66,831,177 24,206,522 13,438,124 16,182,688
Share repurchased (38,407,870) (82,053,787) (43,011,016) (101,786,628) (28,281,614) (44,796,112)
Net Increase (decrease) 4,453,765 (69,505,303) 23,820,161 (77,580,106) (14,843,490) (28,613,424)
Shares outstanding, beginning of year 67,270,115 136,775,418 48,632,309 126,212,415 74,404,137 103,017,561
Shares outstanding, end of year 71,723,880 67,270,115 72,452,470 48,632,309 59,560,647 74,404,137
Emerging Markets Debt Portfolio Dividend Growth Portfolio Equity Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 211,995 297,559 477,383 664,805 2,709,304 2,201,098
Share repurchased (553,598) (355,751) (1,095,959) (1,298,098) (2,511,590) (2,759,809)
Net Increase (decrease) (341,603) (58,192) (618,576) (633,293) 197,714 (558,711)
Shares outstanding, beginning of year 1,806,368 1,864,560 15,832,634 16,465,927 30,056,770 30,615,481
Shares outstanding, end of year 1,464,765 1,806,368 15,214,058 15,832,634 30,254,484 30,056,770
Class P
Shares sold 10,636,495 14,318,885 16,523 24,595 1,102,008 1,101,052
Share repurchased (2,694,431) (23,107,501) (15,218) (6,861,737) (264,741) (4,856,688)
Net Increase (decrease) 7,942,064 (8,788,616) 1,305 (6,837,142) 837,267 (3,755,636)
Shares outstanding, beginning of year 6,922,045 15,710,661 107,916 6,945,058 2,586,013 6,341,649
Shares outstanding, end of year 14,864,109 6,922,045 109,221 107,916 3,423,280 2,586,013
Focused Growth Portfolio Growth Portfolio Hedged Equity Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 422,977 634,622 443,123 690,024 6,373,526 10,006,419
Share repurchased (446,087) (465,388) (1,205,904) (1,394,896) (4,065,915) (2,440,723)
Net Increase (decrease) (23,110) 169,234 (762,781) (704,872) 2,307,611 7,565,696
Shares outstanding, beginning of year 5,306,825 5,137,591 12,720,975 13,425,847 31,306,460 23,740,764
Shares outstanding, end of year 5,283,715 5,306,825 11,958,194 12,720,975 33,614,071 31,306,460
Class P
Shares sold 50,103 127,885 1,817,614 2,079,867 508,349 572,937
Share repurchased (2,765,172) (8,281,142) (5,578,768) (3,162,041) (158,657) (167,101)
Net Increase (decrease) (2,715,069) (8,153,257) (3,761,154) (1,082,174) 349,692 405,836
Shares outstanding, beginning of year 3,172,882 11,326,139 8,373,770 9,455,944 1,034,509 628,673
Shares outstanding, end of year 457,813 3,172,882 4,612,616 8,373,770 1,384,201 1,034,509
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Large-Cap Core Portfolio Large-Cap Growth Portfolio Large-Cap Plus Bond Alpha Portfolio (1)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Class I
Shares sold 313,444 322,926 398,268 1,189,393 91,909 201,251
Share repurchased (723,447) (788,911) (1,961,130) (3,117,633) (3,229) (363)
Net Increase (decrease) (410,003) (465,985) (1,562,862) (1,928,240) 88,680 200,888
Shares outstanding, beginning of year or
period 8,409,582 8,875,567 14,834,710 16,762,950 200,888 –
Shares outstanding, end of year or period 7,999,579 8,409,582 13,271,848 14,834,710 289,568 200,888
Class P
Shares sold 1,403,280 7,686,700 2,177,789 7,062,601 1,730,992 77,958,244
Share repurchased (5,283,011) (4,178,427) (20,401,218) (9,082,240) (7,542,959) –
Net Increase (decrease) (3,879,731) 3,508,273 (18,223,429) (2,019,639) (5,811,967) 77,958,244
Shares outstanding, beginning of year or
period 19,560,570 16,052,297 38,521,074 40,540,713 77,958,244 –
Shares outstanding, end of year or period 15,680,839 19,560,570 20,297,645 38,521,074 72,146,277 77,958,244
Large-Cap Value Portfolio Mid-Cap Growth Portfolio Mid-Cap Plus Bond Alpha Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 411,019 507,301 1,101,418 992,262 179,886 695,607
Share repurchased (1,057,039) (1,370,830) (1,429,318) (1,568,457) (1,230,694) (1,514,597)
Net Increase (decrease) (646,020) (863,529) (327,900) (576,195) (1,050,808) (818,990)
Shares outstanding, beginning of year 11,307,905 12,171,434 14,557,963 15,134,158 11,218,348 12,037,338
Shares outstanding, end of year 10,661,885 11,307,905 14,230,063 14,557,963 10,167,540 11,218,348
Class P
Shares sold 275,243 5,860,834 7,666,983 7,393,336 3,458,706 168,612
Share repurchased (10,758,458) (10,545,634) (11,362,517) (7,180,275) (570,691) (1,499,604)
Net Increase (decrease) (10,483,215) (4,684,800) (3,695,534) 213,061 2,888,015 (1,330,992)
Shares outstanding, beginning of year 15,818,670 20,503,470 18,361,859 18,148,798 3,963,418 5,294,410
Shares outstanding, end of year 5,335,455 15,818,670 14,666,325 18,361,859 6,851,433 3,963,418
Mid-Cap Value Portfolio QQQ Plus Bond Alpha Portfolio (2) Small-Cap Equity Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 857,527 769,720 479,629 559,403 512,295 503,400
Share repurchased (478,498) (530,538) (628,996) (460) (332,626) (544,992)
Net Increase (decrease) 379,029 239,182 (149,367) 558,943 179,669 (41,592)
Shares outstanding, beginning of year or
period 5,356,989 5,117,807 558,943 – 3,496,795 3,538,387
Shares outstanding, end of year or period 5,736,018 5,356,989 409,576 558,943 3,676,464 3,496,795
Class P
Shares sold 4,748,403 1,960,083 45,088,057 19,385,182 1,943,057 5,028,745
Share repurchased (4,256,653) (3,294,740) (4,453,802) (33) (6,136,064) (1,512,259)
Net Increase (decrease) 491,750 (1,334,657) 40,634,255 19,385,149 (4,193,007) 3,516,486
Shares outstanding, beginning of year or
period 3,109,854 4,444,511 19,385,149 – 6,912,526 3,396,040
Shares outstanding, end of year or period 3,601,604 3,109,854 60,019,404 19,385,149 2,719,519 6,912,526
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Small-Cap Growth Portfolio Small-Cap Index Portfolio Small-Cap Plus Bond Alpha Portfolio (1)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Class I
Shares sold 486,075 350,885 1,165,878 2,221,455 495,633 35,844
Share repurchased (573,555) (597,342) (1,918,973) (2,298,526) (424,131) (4)
Net Increase (decrease) (87,480) (246,457) (753,095) (77,071) 71,502 35,840
Shares outstanding, beginning of year or
period 5,634,969 5,881,426 17,320,891 17,397,962 35,840 –
Shares outstanding, end of year or period 5,547,489 5,634,969 16,567,796 17,320,891 107,342 35,840
Class P
Shares sold 3,942,250 7,369,295 871,696 1,480,913 9,815,851 9,247,242
Share repurchased (6,264,394) (4,335,310) (864,431) (3,460,198) (1,610,391) (110)
Net Increase (decrease) (2,322,144) 3,033,985 7,265 (1,979,285) 8,205,460 9,247,132
Shares outstanding, beginning of year or
period 7,209,902 4,175,917 2,076,453 4,055,738 9,247,132 –
Shares outstanding, end of year or period 4,887,758 7,209,902 2,083,718 2,076,453 17,452,592 9,247,132
Small-Cap Value Portfolio Value Portfolio Value Advantage Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 393,267 402,262 287,758 181,596 604,826 376,791
Share repurchased (680,750) (1,110,109) (1,104,401) (1,278,610) (644,597) (620,085)
Net Increase (decrease) (287,483) (707,847) (816,643) (1,097,014) (39,771) (243,294)
Shares outstanding, beginning of year 6,545,388 7,253,235 10,329,101 11,426,115 3,603,761 3,847,055
Shares outstanding, end of year 6,257,905 6,545,388 9,512,458 10,329,101 3,563,990 3,603,761
Class P
Shares sold 2,925,877 4,754,848 22,291,180 8,786,607 4,970,867 9,435,275
Share repurchased (4,930,319) (3,104,642) (8,278,542) (9,803,217) (12,532,377) (14,809,314)
Net Increase (decrease) (2,004,442) 1,650,206 14,012,638 (1,016,610) (7,561,510) (5,374,039)
Shares outstanding, beginning of year 4,336,377 2,686,171 30,614,318 31,630,928 21,051,026 26,425,065
Shares outstanding, end of year 2,331,935 4,336,377 44,626,956 30,614,318 13,489,516 21,051,026
Emerging Markets Portfolio
International Equity Plus Bond Alpha
Portfolio (1) International Growth Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 1,522,926 1,373,753 475,531 52,999 1,289,356 568,018
Share repurchased (2,535,842) (3,273,739) (263,461) (312) (526,718) (33,003)
Net Increase (decrease) (1,012,916) (1,899,986) 212,070 52,687 762,638 535,015
Shares outstanding, beginning of year or
period 16,727,737 18,627,723 52,687 – 968,827 433,812
Shares outstanding, end of year or period 15,714,821 16,727,737 264,757 52,687 1,731,465 968,827
Class P
Shares sold 12,369,930 13,158,405 19,802,284 25,016,610 5,991,398 21,821,580
Share repurchased (9,794,047) (12,128,440) (4,309,734) – (37,308,034) (48,634,171)
Net Increase (decrease) 2,575,883 1,029,965 15,492,550 25,016,610 (31,316,636) (26,812,591)
Shares outstanding, beginning of year or
period 16,139,911 15,109,946 25,016,610 – 69,705,490 96,518,081
Shares outstanding, end of year or period 18,715,794 16,139,911 40,509,160 25,016,610 38,388,854 69,705,490
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
International Large-Cap Portfolio International Small-Cap Portfolio International Value Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 2,949,259 2,799,819 378,793 375,693 2,578,782 1,174,233
Share repurchased (4,503,211) (4,955,285) (693,118) (642,623) (2,690,669) (1,721,915)
Net Increase (decrease) (1,553,952) (2,155,466) (314,325) (266,930) (111,887) (547,682)
Shares outstanding, beginning of year 41,114,930 43,270,396 6,177,164 6,444,094 18,504,881 19,052,563
Shares outstanding, end of year 39,560,978 41,114,930 5,862,839 6,177,164 18,392,994 18,504,881
Class P
Shares sold 3,212,246 24,627,056 11,274,209 17,275,443 6,960,962 12,701,054
Share repurchased (17,378,857) (12,462,853) (15,048,301) (7,301,246) (18,091,416) (13,740,283)
Net Increase (decrease) (14,166,611) 12,164,203 (3,774,092) 9,974,197 (11,130,454) (1,039,229)
Shares outstanding, beginning of year 38,224,460 26,060,257 17,246,108 7,271,911 33,488,694 34,527,923
Shares outstanding, end of year 24,057,849 38,224,460 13,472,016 17,246,108 22,358,240 33,488,694
Health Sciences Portfolio Real Estate Portfolio Technology Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 190,721 166,348 396,288 246,553 2,193,690 2,379,385
Share repurchased (731,374) (832,732) (698,516) (947,230) (3,346,831) (2,618,452)
Net Increase (decrease) (540,653) (666,384) (302,228) (700,677) (1,153,141) (239,067)
Shares outstanding, beginning of year 5,658,663 6,325,047 5,869,932 6,570,609 18,342,056 18,581,123
Shares outstanding, end of year 5,118,010 5,658,663 5,567,704 5,869,932 17,188,915 18,342,056
Class P
Shares sold 5,563 7,637 3,150,195 2,777,410 41,261 58,397
Share repurchased (3,072) (3,997) (4,526,792) (2,328,445) (24,896) (11,276)
Net Increase (decrease) 2,491 3,640 (1,376,597) 448,965 16,365 47,121
Shares outstanding, beginning of year 32,410 28,770 4,472,623 4,023,658 157,683 110,562
Shares outstanding, end of year 34,901 32,410 3,096,026 4,472,623 174,048 157,683
ESG Diversified Portfolio ESG Diversified Growth Portfolio Capital Appreciation Portfolio (3)
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year/Period Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 194,582 538,150 243,843 218,251 4,694,771 –
Share repurchased (523,205) (1,303,060) (1,284,999) (31,364) (75) –
Net Increase (decrease) (328,623) (764,910) (1,041,156) 186,887 4,694,696 –
Shares outstanding, beginning of year or
period 2,444,506 3,209,416 1,591,335 1,404,448 – –
Shares outstanding, end of year or period 2,115,883 2,444,506 550,179 1,591,335 4,694,696 –
Class P
Shares sold 89,961 139,761 397,466 339,580 100,000 –
Share repurchased (51,932) (48,104) (229,307) (141,610) – –
Net Increase (decrease) 38,029 91,657 168,159 197,970 100,000 –
Shares outstanding, beginning of year or
period 115,865 24,208 342,787 144,817 – –
Shares outstanding, end of year or period 153,894 115,865 510,946 342,787 100,000 –
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
PSF Avantis Balanced Allocation
Portfolio (4)
Pacific Dynamix - Conservative Growth
Portfolio
Pacific Dynamix - Moderate Growth
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 313,563 498,287 792,112 566,124 676,476 525,968
Share repurchased (3,167,116) (3,281,471) (3,509,315) (3,806,093) (11,370,488) (11,038,425)
Net Increase (decrease) (2,853,553) (2,783,184) (2,717,203) (3,239,969) (10,694,012) (10,512,457)
Shares outstanding, beginning of year 17,363,744 20,146,928 21,538,737 24,778,706 80,909,742 91,422,199
Shares outstanding, end of year 14,510,191 17,363,744 18,821,534 21,538,737 70,215,730 80,909,742
Class P
Shares sold 281,106 20,017 525,040 455,527 834,988 921,693
Share repurchased (307,957) (21,587) (256,371) (188,788) (280,893) (335,032)
Net Increase (decrease) (26,851) (1,570) 268,669 266,739 554,095 586,661
Shares outstanding, beginning of year 180,528 182,098 752,265 485,526 2,582,879 1,996,218
Shares outstanding, end of year 153,677 180,528 1,020,934 752,265 3,136,974 2,582,879
Pacific Dynamix - Growth Portfolio
Pacific Dynamix - Aggressive Growth
Portfolio (5)
Portfolio Optimization Conservative
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year/Period Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 1,332,651 1,342,597 703,318 483,568 2,175,873 1,631,935
Share repurchased (10,367,361) (6,168,390) (154,174) (102,913) (11,179,505) (12,853,949)
Net Increase (decrease) (9,034,710) (4,825,793) 549,144 380,655 (9,003,632) (11,222,014)
Shares outstanding, beginning of year or
period 54,542,384 59,368,177 380,655 – 63,197,354 74,419,368
Shares outstanding, end of year or period 45,507,674 54,542,384 929,799 380,655 54,193,722 63,197,354
Class P
Shares sold 796,385 855,892 665,291 382,461 193 224
Share repurchased (147,983) (143,906) (143,384) (193,613) (269) (226)
Net Increase (decrease) 648,402 711,986 521,907 188,848 (76) (2)
Shares outstanding, beginning of year or
period 2,233,662 1,521,676 188,848 – 12,599 12,601
Shares outstanding, end of year or period 2,882,064 2,233,662 710,755 188,848 12,523 12,599
Portfolio Optimization Moderate-
Conservative Portfolio Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 317,832 368,003 656,828 272,710 204,530 367,813
Share repurchased (13,512,694) (14,304,875) (45,981,806) (53,194,837) (38,661,877) (42,164,372)
Net Increase (decrease) (13,194,862) (13,936,872) (45,324,978) (52,922,127) (38,457,347) (41,796,559)
Shares outstanding, beginning of year 79,447,930 93,384,802 310,795,488 363,717,615 263,246,814 305,043,373
Shares outstanding, end of year 66,253,068 79,447,930 265,470,510 310,795,488 224,789,467 263,246,814
Class P
Shares sold 1,096 2,550 15,682 5,120 13,287 34,804
Share repurchased (4,415) (1,087) (11,011) (7,344) (9,215) (10,798)
Net Increase (decrease) (3,319) 1,463 4,671 (2,224) 4,072 24,006
Shares outstanding, beginning of year 29,061 27,598 103,056 105,280 241,102 217,096
Shares outstanding, end of year 25,742 29,061 107,727 103,056 245,174 241,102
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
Portfolio Optimization Aggressive-Growth
Portfolio PD 1-3 Year Corporate Bond Portfolio PD Aggregate Bond Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class I
Shares sold 437,442 330,775 – – – –
Share repurchased (8,358,094) (8,544,471) – – – –
Net Increase (decrease) (7,920,652) (8,213,696) – – – –
Shares outstanding, beginning of year 61,846,058 70,059,754 – – – –
Shares outstanding, end of year 53,925,406 61,846,058 – – – –
Class P
Shares sold 41,141 52,767 16,838,112 7,069,373 14,684,357 12,088,968
Share repurchased (29,789) (9,150) (10,128,318) (21,853,455) (18,774,703) (19,282,089)
Net Increase (decrease) 11,352 43,617 6,709,794 (14,784,082) (4,090,346) (7,193,121)
Shares outstanding, beginning of year 192,730 149,113 10,805,997 25,590,079 86,125,692 93,318,813
Shares outstanding, end of year 204,082 192,730 17,515,791 10,805,997 82,035,346 86,125,692
PD High Yield Bond Market Portfolio PD Large-Cap Growth Index Portfolio PD Large-Cap Value Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class P
Shares sold 6,024,196 4,647,679 1,080,474 1,196,696 1,726,178 3,147,085
Share repurchased (6,414,263) (1,281,830) (3,785,301) (2,597,411) (4,649,830) (4,876,309)
Net Increase (decrease) (390,067) 3,365,849 (2,704,827) (1,400,715) (2,923,652) (1,729,224)
Shares outstanding, beginning of year 12,830,137 9,464,288 10,815,186 12,215,901 20,806,371 22,535,595
Shares outstanding, end of year 12,440,070 12,830,137 8,110,359 10,815,186 17,882,719 20,806,371
PD Mid-Cap Index Portfolio PD Small-Cap Growth Index Portfolio PD Small-Cap Value Index Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class P
Shares sold 2,719,981 1,479,032 1,080,152 641,442 1,899,858 1,858,917
Share repurchased (5,450,271) (8,635,295) (1,275,201) (454,082) (3,419,153) (344,208)
Net Increase (decrease) (2,730,290) (7,156,263) (195,049) 187,360 (1,519,295) 1,514,709
Shares outstanding, beginning of year 19,166,726 26,322,989 1,942,222 1,754,862 4,012,745 2,498,036
Shares outstanding, end of year 16,436,436 19,166,726 1,747,173 1,942,222 2,493,450 4,012,745
PD Emerging Markets Index Portfolio
PD International Large-Cap Index
Portfolio
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Class P
Shares sold 4,755,461 1,760,751 2,780,003 4,443,463
Share repurchased (3,140,010) (3,067,819) (9,002,751) (4,583,391)
Net Increase (decrease) 1,615,451 (1,307,068) (6,222,748) (139,928)
Shares outstanding, beginning of year 4,280,016 5,587,084 27,020,244 27,160,172
Shares outstanding, end of year 5,895,467 4,280,016 20,797,496 27,020,244
(1) Operations commenced on October 31, 2024.
(2) Operations commenced on October 15, 2024.
(3) Operations commenced on October 31, 2025.
(4) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
(5) Operations commenced on April 30, 2024.
13. SHARES OF BENEFICIAL INTEREST (Continued)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and the Board of Trustees of
Pacific Select Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Pacific Select Fund (the “Trust”) comprising the Bond Plus, Core Income,
Diversified Bond, Floating Rate Income, High Yield Bond, Inflation Managed, Intermediate Bond, Short Duration Bond, Total Return (formerly
Managed Bond), Emerging Markets Debt, Dividend Growth, Equity Index, Focused Growth, Growth, Hedged Equity, Large-Cap Core, Large-Cap
Growth, Large-Cap Plus Bond Alpha, Large-Cap Value, Mid-Cap Growth, Mid-Cap Plus Bond Alpha, Mid-Cap Value, QQQ Plus Bond Alpha,
Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Plus Bond Alpha, Small-Cap Value, Value, Value Advantage, Emerging Markets,
International Equity Plus Bond Alpha, International Growth, International Large-Cap, International Small-Cap, International Value, Health Sciences,
Real Estate, Technology, ESG Diversified, ESG Diversified Growth, Capital Appreciation, PSF Avantis Balanced Allocation, Pacific Dynamix-
Conservative Growth, Pacific Dynamix-Moderate Growth, Pacific Dynamix-Growth, Pacific Dynamix-Aggressive Growth, Portfolio Optimization
Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization
Aggressive-Growth, PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-
Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets Index, and PD International
Large-Cap Index Portfolios (the “Portfolios”), including the schedules of investments, as of December 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for the Portfolios, except Bond Plus, Hedged Equity, Large-Cap Plus Bond Alpha, QQQ Plus Bond
Alpha, Small-Cap Plus Bond Alpha, International Equity Plus Bond Alpha, International Growth, ESG Diversified, ESG Diversified Growth, Capital
Appreciation, and Pacific Dynamix-Aggressive Growth; the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the table below for Bond Plus, Hedged Equity, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha,
International Equity Plus Bond Alpha, International Growth, ESG Diversified, ESG Diversified Growth, Capital Appreciation, and Pacific Dynamix-
Aggressive Growth; and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios listed above constituting the Trust as of December 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.
Individual Portfolio
Comprising the Pacific Select Fund
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
Bond Plus For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
Hedged Equity For the year ended December 31, 2025. For each of the two years in the period ended December 31, 2025.
For the years ended December 31, 2025,
2024, 2023, 2022 and for the period
from April 30, 2021 (commencement of
operations) through December 31, 2021.
Large-Cap Plus Bond Alpha For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
QQQ Plus Bond Alpha For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from October 15, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from October 15, 2024
(commencement of operations) through
December 31, 2024.
Small-Cap Plus Bond Alpha For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
International Equity Plus Bond Alpha For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from October 31, 2024
(commencement of operations) through
December 31, 2024.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodian, agent banks, transfer agents, underlying fund managers, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Costa Mesa, California
February 24, 2026
We have served as the auditor of one or more affiliated investment companies of Pacific Select Fund since 1988.
Individual Portfolio
Comprising the Pacific Select Fund
Statement of
Operations
Statements of
Changes in Net
Assets
Financial Highlights
International Growth For the year ended December 31, 2025. For each of the two years in the period ended December 31, 2025.
For the years ended December 31, 2025,
2024, 2023, 2022 and for the period from
October 29, 2021 (commencement of
operations) through December 31, 2021.
ESG Diversified For the year ended December 31, 2025. For each of the two years in the period ended December 31, 2025.
For the years ended December 31, 2025,
2024, 2023, 2022 and for the period
from April 30, 2021 (commencement of
operations) through December 31, 2021.
ESG Diversified Growth For the year ended December 31, 2025. For each of the two years in the period ended December 31, 2025.
For the years ended December 31, 2025,
2024, 2023, 2022 and for the period from
October 29, 2021 (commencement of
operations) through December 31, 2021.
Capital Appreciation For the period from October 31, 2025 (commencement of operations) through December 31, 2025.
Pacific Dynamix-Aggressive Growth For the year ended December 31, 2025. For the year ended December 31, 2025 and for the period from April 30, 2024
(commencement of operations) through
December 31, 2024.
For the year ended December 31, 2025
and for the period from April 30, 2024
(commencement of operations) through
December 31, 2024.

PACIFIC SELECT FUND
SPECIAL MEETING OF SHAREHOLDERS

In accordance with Rule 30e-1(b), under the Investment Company Act of 1940, Pacific Select Fund (the “Trust”) is required to furnish certain information regarding any matters submitted to a vote of the Trust’s shareholders.
Shareholders of record on July 1, 2025 representing 19,158,480 shares of the Growth Portfolio were notified that a Special Meeting of
Shareholders (the “Meeting”) of that Portfolio would be held at the offices of the Trust on August 20, 2025. 100% of the outstanding shares of the Trust were voted at the Meeting. A brief description of the matter voted upon as well as the voting results of the aforementioned
Meeting are outlined as follows:
Proposal #1 for the Growth Portfolio:
To approve a change in the Growth Portfolio’s classification from a “diversified” company to a “non-diversified” company.
* Based on total shares outstanding as of the record date July 1, 2025.
Votes For Votes Against Votes Abstained Voted Shares
Number Percent* Number Percent* Number Percent* Number Percent*
Growth Portfolio 16,873,724 88.07% 1,676,017 8.75% 608,739 3.18% 19,158,480 100.00%

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures are included as part of the Financial Statements and Financial Highlights under Item 7 of this Form (“Special Meeting of Shareholders”).

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements “Trustees’ fees” under Item 7.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I.             Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). In addition, PLFA currently directly manages a portion of the Bond Plus, International Equity Plus Bond Alpha, Mid-Cap Plus Bond Alpha, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha and Small-Cap Plus Bond Alpha Portfolios (the “PBA Funds”). For the remaining portion of the PBA Funds and for all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight (the “Sub-Advised Funds”). The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 10, 2025.1

At this meeting and other meetings throughout the year, the Board considered information (both written and oral) provided to assist it in its review of the Agreements and made assessments with respect to each Agreement. The Board requested, received and reviewed written materials from PLFA and each Sub-Adviser that were submitted in response to request letters from the Independent Trustees and supporting materials relating to those questions and responses, as well as additional responses related to any follow-up requests from the Independent Trustees. In addition, the Board received presentations about the Funds throughout the year, and the Independent Trustees were advised by independent legal counsel with respect to these and other relevant matters. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings, which included reports on Fund performance, expenses, fee and performance comparisons, investment advisory and portfolio management services, compliance, and other services provided to the Funds by PLFA and the Sub-Advisers. The Board also reviewed financial and profitability information regarding PLFA and the Sub-Advisers and information regarding the organization and operations of each entity, such as their compliance monitoring, portfolio trading and brokerage practices, risk management, business continuity plan, cybersecurity and the personnel providing investment management and administrative services to each Fund. The Board considered the services provided to the Funds under the

[1]	The Sub-Advisory Agreements for the Emerging Markets Portfolio, Small-Cap Growth Portfolio, Mid-Cap Growth Portfolio and Capital Appreciation Portfolio were not up for renewal at this meeting.

Agreements and the fees and expenses incurred by and charged to (or expected to be incurred by and charged to) the Funds under the Agreements.

The Board noted that as the investment adviser, PLFA, in addition to directly managing all or a portion of certain portfolios, provides a broad range of services to the Trust, including among others: overseeing and coordinating the activities of Sub-Advisers and other third-party service providers, evaluating Sub-Advisers in connection with its recommendations to the Board to hire or terminate Sub-Advisers, making regulatory filings (including disclosure and financial filings) on behalf of the Trust, monitoring fund performance, performing risk oversight of the Funds, providing the Board with information and reports as may be requested, providing valuation support, administering the Trust’s liquidity risk management program and derivatives risk management program, providing compliance-related services and providing personnel and office space to the Trust. These responsibilities are described in more detail below. The Trustees also considered that PLFA incurs substantial reputational, financial, litigation, regulatory and business risks by serving as investment adviser. The Board took into account that PLFA and its affiliates provide additional services to the Funds under other affiliated service agreements that are essential for the operation of the Funds and that although PLFA and its affiliates are separately compensated under those affiliated service agreements, these additional services are provided in connection with PLFA’s advisory relationship with the Funds. The Board also received information on the overall profitability to Pacific Life Insurance Company (“Pacific Life”) of the variable annuity and life insurance products, which are supported by the Trust.

The Board reviewed information provided by PLFA that was gathered from various independent providers of investment company data to provide the Board with information regarding the Funds’ investment performance, advisory fees and expense information (both on an absolute basis and compared to peers). Additionally, the Independent Trustees retained an independent consultant (“Independent Consultant”) with substantial industry experience in providing investment company boards with analysis to assist directors and trustees with their annual 15(c) review process, to assist the Trustees with certain of their analyses and to provide other relevant information. In connection with the analysis, the Independent Consultant utilized and provided the Independent Trustees with information obtained from independent service providers as well as from other sources.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed renewals of the Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes certain, but not all, of the factors considered by the Trustees in approving the renewals. The following summary is not intended to be all-inclusive of the discussions, evaluation or considerations undertaken by the Trustees.

II.           Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

In evaluating the Advisory Agreement and each Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

A.                       Nature, Extent and Quality of Services

PLFA – The Trustees considered the depth and quality of PLFA’s investment management process, including its process to evaluate Sub-Advisers in connection with its recommendations to the Board to hire or terminate Sub-Advisers, its monitoring and oversight of the Sub-Advisers, and the benefits to shareholders of retaining PLFA and continuing the Advisory Agreement in light of the nature, extent, and quality of the services that have been provided by PLFA since the Advisory Agreement was last renewed. The Trustees considered the overall financial strength and stability of PLFA and its ability to continue to provide a high level and quality of services to the Funds. They also considered PLFA’s responsiveness to questions or concerns raised by the Trustees throughout the year, including PLFA’s willingness to consider and implement investment and operational changes designed to improve investment results and the services provided to the Funds and their shareholders. The Trustees noted that, with respect to certain Funds, PLFA had implemented a derivatives risk management program in accordance with Rule 18f-4 under the 1940 Act. The Trustees also noted that the Board had designated PLFA as its “valuation designee” to perform fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act and that PLFA had implemented measures to comply with Securities and Exchange Commission rules applicable to the Funds, including the tailored shareholder report requirements.

The Trustees noted that officers and employees of PLFA regularly consult with, and report to, the Board regarding the investment management services provided to the Funds. The Trustees considered the experience, capability and integrity of PLFA’s senior management and other key personnel. The Trustees noted that the investment, legal, compliance, risk management and accounting professionals of PLFA and its affiliates have access to and utilize a variety of resources and systems relating to investment management, compliance, trading, performance and risk analysis, security valuation and fund accounting. The Trustees noted the scope of services provided by PLFA under the Advisory Agreement. The Trustees noted that PLFA is separately compensated through an administration agreement for certain legal, compliance and accounting services outside the scope of the Advisory Agreement. The Trustees further considered PLFA’s continuing need and ability to attract and retain qualified personnel and to maintain and enhance its resources and systems to provide appropriate investment management, compliance, risk management and monitoring services for the Funds. The Trustees also considered the additional resources that PLFA has continued to invest in in order to enhance its management and oversight of the Funds, including additional tools designed to ensure the Funds’ compliance with new laws and regulations. In addition, the Trustees considered PLFA’s sub-adviser research and performance monitoring processes and the role of PLFA’s internal conflicts review committee in considering and evaluating potential conflicts of interest with regard to Sub-Adviser selection and asset allocation.

Directly Managed Funds – The Trustees considered the services provided by PLFA in rendering investment management services to those Funds for which the day-to-day investment management is provided by PLFA. The Trustees considered that PLFA is responsible for identifying investments for each Directly Managed Fund and determining when and what securities, cash and/or other investments to purchase, retain, or sell for each Directly Managed Fund. The Trustees also considered that PLFA has been designated as the valuation designee for the Directly Managed Funds and is responsible for the valuation of portfolio securities, including, but not limited to, the review of custodian pricing files, research and analysis related to fair valued securities and due diligence oversight of pricing vendors. The Trustees additionally noted that PLFA is responsible for evaluating and voting proxies for portfolio holdings of the Directly Managed Funds. The Trustees also considered, among other things, PLFA’s experience, resources and expertise in analyzing the composition of the various Funds that serve as investment options for the Directly Managed Funds (collectively, the “Underlying Funds”) and in developing an asset allocation that is appropriate for each Directly Managed Fund’s investment objectives and risk profile. The Trustees considered, in this regard, the tools and resources used by PLFA in constructing its asset allocation models. The Trustees also noted the steps taken by PLFA to enhance its asset allocation process.

The Trustees also considered that PLFA provides certain additional services to the Funds outside the scope of the Advisory Agreement, for which it is compensated pursuant to a separate administration agreement with the Funds, and that such services are essential for the administration and operation of the Funds, including administration of the Funds’ compliance program. The Trustees considered the report of PLFA’s internal conflicts review committee and also reviewed information provided throughout the year on PLFA’s compliance policies and procedures, its compliance history, and received reports from the Trust’s Chief Compliance Officer (“CCO”) on compliance by PLFA with applicable laws and regulations. The Trustees also reviewed information on any responses by PLFA to regulatory and compliance developments throughout the year. The Trustees further noted the compliance monitoring conducted by PLFA on an ongoing basis and the periodic development of additional procedures and systems necessary to maintain compliance with applicable laws and regulations as well as the resources that PLFA dedicates to these programs. The Trustees noted that they receive reports from the CCO regarding the review and monitoring of PLFA’s written compliance policies and procedures, including the assessment of PLFA’s compliance program as required by Rule 38a-1 under the 1940 Act and PLFA’s code of ethics.

Sub-Advised Funds – The Trustees considered that PLFA recommends to the Board the hiring and termination of Sub-Advisers and performs the associated due diligence relating to such recommendations, the risk and performance oversight of the Sub-Advisers performed by PLFA and the fact that PLFA provides valuation support and has been designated as the valuation designee for the Sub-Advised Funds. The Trustees noted PLFA’s responsibilities in rendering services to the Sub-Advised Funds and the fact that PLFA monitors and evaluates the performance of the Sub-Advisers in comparison to each Fund’s investment objective as well as to appropriate benchmark indices and groups of peer funds. The Trustees also considered that PLFA monitors each Sub-Advised Fund’s adherence to its investment objectives and policies. The Trustees noted that PLFA provides the Board with periodic and special reports related to each Sub-Advised Fund’s performance and PLFA’s investment monitoring and evaluation. The Trustees also noted PLFA’s activities in analyzing and, from time to time, recommending for consideration by the Board, the termination of a Sub-Advisory Agreement with a Sub-Adviser and the replacement of a Sub-Adviser.

For both the Directly Managed Funds and the Sub-Advised Funds, the Trustees considered the high quality of the products, information, analyses and services provided by PLFA to the Funds, including return analysis, attribution analysis, risk analysis and/or stress testing, preparation of periodic performance and other reports, assessment of liquidity, analysis of derivatives, including the ongoing operation of the derivatives risk management program, and coordination and oversight of other service providers to the Trust. The Trustees also noted that PLFA regularly informs the Trustees about matters relevant to the Trust and its shareholders, including regulatory developments and their potential impact on the Trust.

For the Sub-Advised Funds that are also Underlying Funds in which the Directly Managed Funds invest, the Trustees considered the analyses conducted by PLFA of the Underlying Funds and a Sub-Adviser’s management of an Underlying Fund in the broader context of asset allocation strategies intended to target certain return and risk characteristics. The Trustees noted that PLFA has historically recommended new Underlying Funds or changes to existing Underlying Funds that PLFA believed would contribute to the Directly Managed Funds’ targeted return and risk objectives. The Trustees also took into account PLFA’s continuing analysis of the Underlying Funds and each Sub-Adviser’s investment performance for the impact on broader asset allocation strategies for the Directly Managed Funds.

The Trustees considered the depth and quality of PLFA’s monitoring and oversight of the Sub-Advisers. The Board noted that PLFA monitors numerous investment, performance, and risk metrics for the Funds. The Trustees considered PLFA’s continued investment in, and development of, its research and analytical capabilities, including investments in personnel and enhanced analytical tools for assessing Fund performance and the performance of the Sub-Advisers, including analytical tools relating to return analysis, risk analysis, and Fund performance attribution and reporting on such matters to the Trustees. The Board considered that PLFA also conducts various analyses to assess the sources of and reasons for performance. Additionally, the Trustees noted that PLFA has worked to customize performance reporting for Funds depending on their investment strategy to include the most relevant data. The Board noted that PLFA provides the Board with analyses of these data over rolling periods to assist the Board in identifying trends in Fund performance and other areas and periodically provides the Trustees with information on economic and market trends to provide a context for assessing recent performance.

The Trustees considered that PLFA has historically exercised diligence in monitoring the performance of the Sub-Advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Trustees believed it to be appropriate. The Trustees also considered the significant work performed by PLFA in conducting searches for new Sub-Advisers to replace existing Sub-Advisers where appropriate or to manage new Funds in the Trust.

The Board also noted that PLFA conducts regular due diligence on Sub-Advisers involving in-person meetings and virtual or on-site visits, video meetings and telephonic meetings to gather information that PLFA uses to gain an in-depth understanding of a Sub-Adviser’s investment process and to seek to identify issues that may be relevant to a Sub-Adviser’s services to a Fund or a Fund’s performance, including, but not limited to, a Sub-Adviser’s investment process, investment capabilities, resources and personnel, the financial strength of a Sub-Adviser, significant staffing changes that could affect a Fund, material changes in a Sub-Adviser’s assets under management, compliance and regulatory concerns, best execution review and portfolio security valuation support.

The Board noted that PLFA conducts regular review and analysis of each Sub-Adviser’s use of research obtained with commissions paid to broker-dealers for executing portfolio transactions (“soft dollars”) and presents information about the Sub-Advisers’ use of soft dollars to the Board annually and, where deemed necessary, discusses such soft dollar use with Sub-Advisers.

In addition to the services described above, the Trustees also considered the compliance monitoring that PLFA and its affiliates conduct on the Sub-Advisers and the commitment of PLFA and its affiliates to those programs and PLFA’s efforts to keep the Trustees informed about the compliance programs of Sub-Advisers. In this regard, the Trustees reviewed information and reports from the Trust’s CCO on compliance by the Sub-Advisers with applicable laws and regulations.

Sub-Advisers. The Trustees considered the benefits to shareholders of retaining each Sub-Adviser and continuing the Sub-Advisory Agreements for the Sub-Advisers, particularly in light of the nature, extent, and quality of the services that have been provided by the Sub-Advisers. The Trustees considered the services provided by each Sub-Adviser in rendering investment management services to a Sub-Advised Fund. The Trustees considered that each Sub-Adviser is responsible for identifying investments for a Sub-Advised Fund and determining when and what securities, cash and/or other investments to purchase, retain, or sell for a Sub-Advised Fund. The Trustees also considered that each Sub-Adviser is responsible for evaluating and voting proxies for portfolio holdings of a Sub-Advised Fund. The Trustees considered the quality of the portfolio management services which have benefited and should continue to benefit the Sub-Advised Funds and their shareholders, the organizational depth and resources of the Sub-Advisers, including the background and experience of each Sub-Adviser’s management personnel, and the expertise of each Sub-Adviser’s portfolio management team, as well as the investment methodology used by the Sub-Adviser. The Trustees also considered that each Sub-Adviser provides PLFA with information that assists PLFA in performing its oversight role, including information about the Sub-Adviser’s compliance program.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PLFA and each Sub-Adviser.

B.                       Investment Results

The Trustees considered the investment results of each Fund in light of its investment objective, investment strategies and market conditions. The Trustees compared each Fund’s total returns with the total returns of a group of appropriate peer funds (each a “Selected Performance Peer Group”), which were selected by the Independent Consultant based on its proprietary methodology, and the Trustees reviewed a description of the Independent Consultant’s methodology for selecting the peer funds in each Selected Performance Peer Group. In addition, with respect to Funds other than the Directly Managed Funds, the

Trustees compared each Fund’s total returns with the total returns of an appropriate index selected by the Independent Consultant, as applicable (each, a “primary benchmark”). With respect to the Directly Managed Funds, the Trustees compared each Fund’s total returns with the total returns of a custom benchmark that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The information provided to the Trustees included each Fund’s performance record for the one-, three-, five-, and ten-year or since inception periods ended September 30, 2025, as available, compared to the applicable benchmark and Selected Performance Peer Group.

The Trustees considered the performance of each Fund on a case-by-case basis and noted that some Funds had outperformed their Selected Performance Peer Group over certain periods and/or exceeded the return of their respective benchmark while others underperformed their Selected Performance Peer Group over certain periods and/or trailed the return of their respective benchmark. In considering each Fund’s investment results, the Board noted each Fund’s longer-term performance track record as well as shorter-term performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. When reviewing a Fund’s performance against its Selected Performance Peer Group, the Board noted that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the Selected Performance Peer Group. With respect to actively managed Funds, when reviewing a Fund’s performance against its benchmark, the Board took into account the potential differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and unmanaged benchmarks, such as objectives and risks.

Therefore, in reviewing a Fund that was currently underperforming its Selected Performance Peer Group and/or its benchmark, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, and the outlook for the Fund going forward in light of expected future market conditions. In the case of the Underlying Funds, the Board also took into account the views of PLFA about the role of a particular Fund within a broader asset allocation strategy for the Directly Managed Funds and whether the Fund was performing in accordance with PLFA’s expectations. Where there had been a change in Sub-Adviser for a Fund, the Board took into account that the current Sub-Adviser was only responsible for certain portions of the Fund’s performance record. The Trustees discussed with PLFA the fact that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Trustees discussed these Funds with representatives of PLFA, including an assessment of the investment approach used by the Sub-Advisers, and the investment approach used by PLFA with respect to the Directly Managed Funds, as well as the oversight and monitoring by PLFA as the investment adviser, to gain an understanding of any recurring or material underperformance and to assess whether any actions would be appropriate. In addition, the Board considered any specific actions that PLFA or a Sub-Adviser has taken, or agreed to take, to seek to enhance the investment performance of a Fund, and the results of those actions.

In reviewing the performance of each Fund, the Board took into account, among other things, the Fund’s performance track record. The following summary highlights certain, but not all, relevant facts considered by the Board with respect to the Fund’s performance track record.

PSF Avantis Balanced Allocation Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and ranked in the first quintile of its Peer Group for the one-year period and the third quintile for the three- and five-year periods. In evaluating the performance of the Fund, the Board also considered that they had approved a change in the Fund’s principal investment strategies effective November 1, 2022 and that performance prior to that time reflects the prior investment strategies.

Bond Plus Portfolio

The Fund outperformed its Selected Performance Peer Group median for the period from November 1, 2024 through September 30, 2025 and ranked in the third quintile of its Peer Group for the same period. In evaluating the performance of the Fund, the Board considered that the Fund commenced investment operation in October 2024 and had not been in operation for a sufficient time period to establish a track record over a market cycle.

Core Income Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and ranked in the second quintile of its Peer Group for the one-year period and the first quintile for the three- and five-year periods.

Diversified Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and performed in line with the median for the ten-year period and ranked in the third quintile of its Peer Group for the one- and ten-year periods, the fourth quintile for the three-year period and the fifth quintile for the five-year period. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since November 2023 and that performance since that time has improved.

Dividend Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and five-year periods and outperformed for the three- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one- and five-year periods, in the fourth quintile for the three-year period and the first quintile for the ten-year period. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that the Fund remains on the “watch list” and PLFA will closely monitor the Fund for improved performance.

Emerging Markets Debt Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- five- and ten-year periods and ranked in the first quintile of its Peer Group for the one- and five-year periods and the second quintile for the three- and ten-year periods.

Emerging Markets Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fourth quintile of its Peer Group for the one-year period and fifth percentile for the three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective May 2025 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Equity Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

ESG Diversified Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and three-year periods and ranked in the fourth quintile of its Peer Group for the one-year period and the third quintile for the three-year period. The Board considered that on recommendation of PLFA, it had approved the liquidation of the Fund, which would occur upon the approval of the Fund’s shareholders.

ESG Diversified Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period and outperformed for the three-year period and ranked in the third quintile of its Peer Group for the one- and three-year periods. The Board considered that on recommendation of PLFA, it had approved the liquidation of the Fund, which would occur upon the approval of the Fund’s shareholders.

Floating Rate Income Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three- and ten-year periods and the second quintile for the five-year period.

Focused Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and outperformed for the three-year period and ranked in the third quintile of its Peer Group for the one-and ten-year periods, the second quintile for the three-year period and the fourth quintile for the five-year period. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund.

Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and five-year-periods and outperformed for the ten-year period and ranked in the fourth quintile of its Peer Group for the one-, three-and five-year periods and the third quintile for the ten-year period. The Board considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund.

Health Sciences Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-, three- and five-year periods and the first quintile for the ten-year period.

Hedged Equity Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-year period and performed in line with the median for the three-year period and ranked in the fourth quintile of its Peer Group for the one-year period and the second quintile for the three-year period.

High Yield Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one- and three-year periods and outperformed for the five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-year period, the third quintile for the three- and ten-year periods and the second quintile for the five-year period.

Inflation Managed Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

Intermediate Bond Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-and three-year period and ranked in the first quintile of its Peer Group for the one-year period and the second quintile for the three-year period.

International Equity Plus Bond Alpha Portfolio

The Fund outperformed its Selected Performance Peer Group median for the period from November 1, 2024 to September 30, 2025 and ranked in the second quintile of its Peer Group for the same period. In evaluating the performance of the Fund, the Board considered that it had commenced investment operation in October 2024 and had not been in operation for a sufficient time period to establish a track record over a market cycle.

International Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods and ranked in the first quintile of its Peer Group for the one-year period and the second quintile for the three-year period.

International Large-Cap Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and five-year periods and outperformed for the ten-year period and ranked in the fifth quintile of its Peer Group for the one- and three-year periods, the fourth quintile for the five-year period and the first quintile for the ten-year periods. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that the Fund is on the “watch list” and PLFA will closely monitor the Fund for improved performance.

International Small-Cap Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since November 2021. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that the Fund is on the “watch list” and PLFA will closely monitor the Fund for improved performance.

International Value Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

Large-Cap Core Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and outperformed for the three-year period and ranked in the third quintile of its Peer Group for the one- and three-year periods and the fourth quintile for the five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since May 2022.

Large-Cap Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one- and five-year periods, the third quintile for the three-year period and the fourth quintile for the ten-year period. The Board also considered that the current Sub-Adviser has only managed the Fund since May 2023 and that underperformance for the three- and five-year periods was driven by the previous Sub-Adviser.

Large-Cap Plus Bond Alpha Portfolio

The Fund outperformed its Selected Performance Peer Group median for the period from November 1, 2024 through September 30, 2025 and ranked in the first quintile of its Peer Group for the same period. In evaluating the performance of the Fund, the Board considered that the Fund commenced investment operation in October 2024 and had not been in operation for a sufficient time period to establish a track record over a market cycle.

Large-Cap Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one- and five-year periods and the fourth quintile for the three- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board took into account that the Fund is on the “watch list” and PLFA intends to recommend a new Sub-Adviser in the near term.

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)

The Fund outperformed its Selected Performance Peer Group median for the one-, three- and ten-year periods and underperformed for the five-year period and ranked in the first quintile of its Peer Group for the one- and ten-year periods, the third quintile for the three-year period and the fourth quintile for the five-year period.

Mid-Cap Growth Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the fifth quintile of its Peer Group for the one-, three- and five-year periods and the third quintile for the ten-year period. In evaluating the performance of the Fund, the

Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective May 2025 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Mid-Cap Value Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

Pacific Dynamix - Aggressive Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and ranked in the first quintile of its Peer Group for the one-year period. In evaluating the performance of the Fund, the Board considered that it had commenced investment operation in April 2024 and had not been in operation for a sufficient time period to establish a meaningful track record.

Pacific Dynamix - Conservative Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-, three- and ten-year periods and the third quintile for the five-year period.

Pacific Dynamix - Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one- and ten-year periods and the second quintile for the three- and five-year periods.

Pacific Dynamix - Moderate Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- and ten-year periods and underperformed for the five-year period and ranked in the second quintile of its Peer Group for the one-year period and the third quintile for the three-, five- and ten-year periods.

Portfolio Optimization Aggressive-Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile for the one- and ten-year periods and the third quintile for the three- and five-year periods.

Portfolio Optimization Conservative Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one- and three-year periods and the third quintile for the five- and ten-year periods.

Portfolio Optimization Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-, three- and ten-year periods and the third quintile for the five-year period.

Portfolio Optimization Moderate-Conservative Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one- and three-year periods, underperformed for the five-year period and performed in line for the ten-year period and ranked in the second quintile of its Peer Group for the one- and three-year periods and the third quintile for the five- and ten-year periods.

Portfolio Optimization Moderate Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one- and three-year periods and the fourth quintile for the five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods. The Board also discussed and considered the enhancements PLFA has made, and continues to make, to address performance.

QQQ Plus Bond Alpha Portfolio

The Fund outperformed its Selected Performance Peer Group median for the period from October 15, 2024 to September 30, 2025 and ranked in the second quintile of its Peer Group for the same period. In evaluating the performance of the Fund, the Board considered that it had commenced investment operation in October 2024 and had not been in operation for a sufficient time period to establish a track record over a market cycle.

Real Estate Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-year period and the third quintile for the three-, five- and ten-year periods.

Short Duration Bond Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-, three- five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered PLFA’s views as to the reasons for the Fund’s relative performance against peers over various time periods and PLFA’s future outlook for the Fund. The Board also considered that PLFA will closely monitor the Fund for improved performance.

Small-Cap Equity Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three- and ten-year periods and underperformed for the five-year period and ranked in the third quintile of its Peer Group for the one- and three-year periods, the fourth quintile for the five-year period and the second quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that one Sub-Adviser manages a sleeve of the Fund using an active management style, while the other Sub-Adviser manages a sleeve of the Fund using an index management (or passive) style. The Board considered the performance of each sleeve separately in evaluating the Sub-Advisers, noting that underperformance for the five-year period has been related to the passive sleeve, and that the Fund is overweight to the Sub-Adviser that uses an active management style as active management has been outperforming.

Small-Cap Growth Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and underperformed for the three-, five- and ten-year periods and ranked in the second quintile of its Peer Group for the one-year period, the fourth quintile for the three-year period, the fifth quintile for the five-year period and the third quintile for the ten-year period. In evaluating the performance of the Fund, the Board also considered that it had recently approved a new Sub-Advisory Agreement for the Fund effective November 2025 and, therefore, the Sub-Advisory Agreement was not up for renewal at this time.

Small-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

Small-Cap Plus Bond Alpha Portfolio

The Fund outperformed its Selected Performance Peer Group median for the period from November 1, 2024 to September 30, 2025 and ranked in the second quintile for the same period. In evaluating the performance of the Fund, the Board considered that it had commenced investment operation in October 2024 and had not been in operation for a sufficient time period to establish a track record over a market cycle.

Small-Cap Value Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-year period and the fifth quintile for the three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since May 2024 and that performance since that time has improved.

Technology Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, five- and ten-year periods and outperformed for the three-year period and ranked in the fourth quintile of its Peer Group for the one-, five- and ten-year periods and the second quintile for the three-year period. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since May 2024.

Total Return Portfolio (formerly Managed Bond Portfolio)

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one- and three-year periods and the second quintile for the five- and ten-year periods.

Value Advantage Portfolio

The Fund underperformed its Selected Performance Peer Group median for the one-, three- and ten-year periods and outperformed for the five-year period and ranked in the fifth quintile of its Peer Group for the one- and ten-year periods, the fourth quintile for the three-year period and the second quintile for the five-year period.

Value Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-year period and underperformed for the three-, five- and ten-year periods and ranked in the third quintile of its Peer Group for the one-year period and the fifth quintile for the three-, five- and ten-year periods. In evaluating the performance of the Fund, the Board also considered that the current Sub-Adviser has only managed the Fund since November 2024 and that performance since that time has improved.

PD 1-3 Year Corporate Bond Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three- and five-year periods and first out of three funds in its Peer Group for the ten-year period.

PD Aggregate Bond Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Emerging Markets Index Portfolio

The Fund had a higher tracking error than the median tracking error of its Selected Performance Peer Group. In evaluating the performance of the Fund, the Board considered that the Fund had changed to an index fund and engaged a new Sub-Adviser in April 2021 and that since then, the Fund’s tracking error has been reduced. The Board also considered that replicating the index in the emerging market equity universe is more challenging due to numerous less-liquid country exposures in the index.

PD High Yield Bond Market Portfolio

The Fund outperformed its Selected Performance Peer Group median for the one-, three-, five- and ten-year periods and ranked in the first quintile of its Peer Group for the one-, three-, five- and ten-year periods.

PD International Large-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Large-Cap Growth Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Large-Cap Value Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Mid-Cap Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Small-Cap Growth Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

PD Small-Cap Value Index Portfolio

The Fund had a lower tracking error than the median tracking error of its Selected Performance Peer Group.

*****

The Trustees reviewed the monitoring of each Sub-Adviser’s investment results by PLFA, including PLFA’s historical practice of recommending to the Trustees a change in Sub-Adviser when circumstances warrant. Generally, the Trustees noted that there continues to be a record of well-managed Funds that are appropriate to serve as Underlying Funds for the Directly Managed Funds and that the Directly Managed Funds provide a range of professionally managed asset allocation investment options. The Trustees considered the steps PLFA has taken to seek to improve performance of the Directly Managed Funds, including ongoing assessment of asset allocation determinations, diversifying asset class investment options by adding additional Underlying Funds, and adding or changing Sub-Advisers to the Underlying Funds. The Trustees also noted that the Funds continue to deliver the investment styles as disclosed to shareholders. The Trustees also noted the use by investors of the Directly Managed Funds and the benefits the Directly Managed Funds provide for shareholders generally. The Trustees also noted that certain of the Underlying Funds are also available as investment options outside of the Directly Managed Funds.

The Board concluded that PLFA continues to have a long record of effectively managing a multi-manager fund group and asset allocation funds designed to give shareholders a reasonable array of choices through which to implement their investment programs. The Board further concluded that PLFA was appropriately implementing each Fund’s investment objective either directly or through the appointment of Sub-Advisers and that PLFA’s record in managing each Fund indicates that PLFA’s continued management, as well as the continuation of the respective Sub-Advisory Agreements, will benefit each Fund and its shareholders.

C.                       Advisory Fees and Total Expense Ratios

The Trustees requested, received and reviewed information from PLFA relating to the advisory fees paid by the Funds and the sub-advisory fees paid by PLFA, including the portion of the advisory fees paid to each Sub-Adviser as compared to the portion retained by PLFA. The Trustees considered the nature and quality of the services provided by PLFA and also considered the nature and quality of services provided by each Sub-Adviser. The Independent Trustees also requested and reviewed information from the Independent Consultant along with the Independent Consultant’s analysis of advisory fees, sub-advisory fees and total expenses, including any applicable service or distribution fees, which were selected by the Independent Consultant for purposes of the peer group expense comparisons (“Operating Expenses”). The Trustees reviewed the advisory fees, sub-advisory fees and Operating Expenses of each Fund and compared advisory fees and expenses with the fees and expense levels of a group of appropriate peer funds identified by the Independent Consultant (each a “Selected Expense Peer Group”). The Trustees reviewed a description of the Independent Consultant’s methodology for constructing the Selected Expense Peer Groups, noting that each Selected Expense Peer Group includes a group of similarly sized funds with comparable strategies and similar operating structures. With respect to the Portfolio Optimization Funds, the Selected Expense Peer Group information is used to review the Funds’ expenses, excluding acquired fund fees and expenses, to the peer group. The Trustees also compared the net expense ratio (including acquired fund fees and expenses) with the average net expense ratio of funds in the Morningstar Category determined to be similar to the relevant Portfolio Optimization Fund (“Comparable Peer Fund Average”).

A summary of certain comparative fee and expense information noted by the Trustees for each Fund is provided below.

PSF Avantis Balanced Allocation Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are lower than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Bond Plus Portfolio

The Trustees noted that (a) the advisory fee for the Fund is lower than the median advisory fee rate of the funds in the Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are lower than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Core Income Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Diversified Bond Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Dividend Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly greater than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.03% of its advisory fee.

Emerging Markets Debt Portfolio

The Trustees noted that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Emerging Markets Portfolio

The Trustees noted that (a) the advisory fee for the Fund is higher than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.03% of its advisory fee.

Equity Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

ESG Diversified Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.19% of its advisory fee.

ESG Diversified Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.033% of its advisory fee.

Floating Rate Income Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fifth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Focused Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Health Sciences Portfolio

The Trustees noted that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fifth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group.

Hedged Equity Portfolio

The Trustees noted that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked second out of the five funds in its Selected Expense Peer Group.

High Yield Bond Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Inflation Managed Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Intermediate Bond Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

International Equity Plus Bond Alpha Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

International Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

International Large-Cap Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.03% of its advisory fee.

International Small-Cap Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.015% of its advisory fee.

International Value Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Large-Cap Core Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Large-Cap Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating

Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.08% of its advisory fee.

Large-Cap Plus Bond Alpha Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Large-Cap Value Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio)

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Mid-Cap Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Mid-Cap Value Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Aggressive Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Conservative Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Pacific Dynamix - Moderate Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Portfolio Optimization Aggressive - Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

Portfolio Optimization Conservative Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly higher than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group.

Portfolio Optimization Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly greater than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group.

Portfolio Optimization Moderate-Conservative Portfolio

The Trustees noted that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense

Peer Group; and (b) the Operating Expenses for the Fund are slightly greater than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group.

Portfolio Optimization Moderate Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group.

QQQ Plus Bond Alpha Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.09% of its advisory fee.

Real Estate Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.09% of its advisory fee.

Short Duration Bond Portfolio

The Trustees noted that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the third quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Small-Cap Equity Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.10% of its advisory fee.

Small-Cap Growth Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Small-Cap Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

Small-Cap Plus Bond Alpha Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.05% of its advisory fee.

Small-Cap Value Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.17% of its advisory fee.

Technology Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.11% of its advisory fee.

Total Return Portfolio (formerly Managed Bond Portfolio)

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.015% of its advisory fee.

Value Advantage Portfolio

The Trustees noted that (a) the advisory fee for the Fund is greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.02% of its advisory fee.

Value Portfolio

The Trustees noted that (a) the advisory fee for the Fund is slightly greater than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the fourth quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.085% of its advisory fee.

PD 1-3 Year Corporate Bond Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked first out of the four funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked first out of the four funds in its Selected Expense Peer Group.

PD Aggregate Bond Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

PD Emerging Markets Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is in line with the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked third out of the five funds in its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are greater than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked fifth out of the five funds in its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.28% of its advisory fee.

PD High Yield Bond Market Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

PD International Large-Cap Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group. The Trustees considered that PLFA currently has contractually agreed to waive 0.06% of its advisory fee.

PD Large-Cap Growth Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD Large-Cap Value Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD Mid-Cap Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the first quintile of its Selected Expense Peer Group.

PD Small-Cap Growth Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are in line with the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

PD Small-Cap Value Index Portfolio

The Trustees noted that (a) the advisory fee for the Fund is less than the median advisory fee rate of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group; and (b) the Operating Expenses for the Fund are slightly less than the median Operating Expenses of the funds in its Selected Expense Peer Group and ranked in the second quintile of its Selected Expense Peer Group.

*****

During their review, the Trustees noted that all the Funds, except the Portfolio Optimization Funds and the Underlying Funds of the Pacific Dynamix Funds, were subject to contractual expense limitations on certain operating expenses agreed to by PLFA.

With respect to the Portfolio Optimization Funds, the Trustees noted the fees that PLFA receives for sub-advisory services to similarly managed funds and the differences in services provided that are germane to the differences in fees. The Trustees also considered information from the Sub-Advisers regarding the comparative sub-advisory fees charged under other investment advisory contracts for similarly managed accounts, such as contracts of each Sub-Adviser with other similarly managed registered investment companies or other types of clients. The Trustees noted that in many cases there were differences in the level of services provided to the Funds by the Sub-Advisers and that the level of services provided by these Sub-Advisers on these other accounts differed due to the nature of the accounts or because there were other reasons to support the difference in fees, such as an affiliation between the Sub-Adviser and the account. These differences often explained variations in fee schedules. The Trustees were mindful that the Sub-Advised Funds’ fee rates were the result of arms’-length negotiations between PLFA and the Sub-Advisers. In all cases, the Trustees considered that all sub-advisory fees are paid by PLFA and are not paid directly by a Fund.

The Board concluded that the advisory fees, sub-advisory fees and total expenses of each Fund were fair and reasonable.

D.                       Costs, Level of Profits and Economies of Scale

The Trustees reviewed information provided by PLFA regarding PLFA’s costs of sponsoring and operating the Funds and information regarding the profitability of PLFA from each Fund. For the Sub-Advised Funds, the Trustees also reviewed information provided by the Sub-Advisers regarding their costs in managing the Sub-Advised Funds and their profitability from the Funds.

PLFA and the Sub-Advisers’ Costs and Profitability. The Trustees noted that, based on the data available, PLFA appears to be providing and operating products that are competitively priced with other funds, especially other multi-manager and asset allocation funds and funds that support variable annuity and variable life insurance products. The Trustees noted PLFA’s willingness to build its investment capabilities and to sponsor new funds that PLFA believed would improve the menu of offerings for contract owners or that would benefit the Directly Managed Funds, despite the potential subsidies required by PLFA during a new Fund’s start-up phase. Based on information received, the Trustees further noted that Pacific Life’s overall profitability on variable annuity and life insurance products, which are supported by the Trust, appeared reasonable at the current time. The Trustees also noted that the analysis of the Trust’s profitability to PLFA supported a conclusion that PLFA’s costs and profitability are reasonable, whether considered inclusive or exclusive of distribution costs.

The Trustees also reviewed information provided regarding the structure and manner in which PLFA’s investment professionals were compensated and their respective views of the relationship of such compensation to the attraction and retention of quality personnel. The Trustees considered PLFA’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees also considered the organizational strengths of the Sub-Advisers and their ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that provide services to the Sub-Advised Funds.

With respect to the Sub-Advisers, the Trustees noted that it was difficult in many cases to accurately determine or evaluate the Sub-Advisers’ costs and the profitability of the Sub-Advisory Agreements to the Sub-Advisers because of, among other things, the differences in the types and content of information provided by the Sub-Advisers, the fact that many Sub-Advisers manage substantial assets other than the Funds and, further, that any such assessment would involve assumptions regarding the Sub-Advisers’ expense allocation policies, capital structure, cost of capital, business mix and other factors.

Accordingly, the Trustees noted the information described above in light of the arms’-length nature of the relationship between PLFA and the Sub-Advisers with respect to the negotiation of fund sub-advisory fees and the fact that such fees are paid by PLFA.

Economies of Scale. The Trustees noted and considered the extent to which economies of scale are realized by PLFA and the Sub-Advisers as each Fund grows, and whether advisory fee levels reflect economies of scale as the Funds grow in size. The Trustees noted PLFA’s commitment to competitive total expenses for the Funds, including through expense limitation agreements and/or advisory fee waivers for certain Funds. The Trustees also noted PLFA’s and its affiliates’ consistent reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, product innovations and customer service. The Trustees reviewed information relating to economies of scale provided by PLFA, and PLFA’s willingness to discuss and evaluate the topic of economies of scale with the Trustees. The Independent Trustees requested and received information regarding the breakpoint schedule for each Fund, as applicable. The Independent Trustees noted that the breakpoints offer potential savings to shareholders of many of the Funds.

The Trustees considered that the advisory fee schedules contained one or more breakpoints reducing the rate of the advisory fee as Fund assets grow for all Funds except the Hedged Equity Portfolio, Directly Managed Funds and PBA Funds. The Independent Trustees noted that the Portfolio Optimization Funds and Pacific Dynamix Funds are funds-of-funds that invest in other Funds of the Trust, most of which have advisory fee schedules containing one or more breakpoints that reduce the total advisory fees paid by shareholders of these Directly Managed Funds as assets grow. With respect to the Portfolio Optimization Funds, the Trustees noted that the advisory fee was initially priced to scale, whereby the fee was set at an amount that takes into account the projected size of the Funds. The Independent Trustees considered that PLFA seeks to price Funds to scale from inception by considering the size of the initial investment in a Fund rather than implementing breakpoints at lower asset levels. The Trustees also considered PLFA’s willingness to reduce its own fees through certain advisory fee waivers and expense limitation agreements, whereby PLFA will reimburse the Funds for certain expenses that exceed stated expense caps.

The Trustees noted that PLFA and its affiliates had consistently reinvested in the business in the form of improvements in technology, product innovations, personnel and resources. The Trustees further noted that Pacific Life had also consistently reinvested in the business with respect to the variable products to which the Trust serves as the underlying investment vehicle.

The Trustees additionally noted that economies of scale were difficult to measure with precision, particularly on a Fund-by-Fund basis. This analysis is complicated by the additional services and content provided by PLFA and its affiliates through reinvestment in the business, as discussed above. The Trustees considered that the Funds are well managed and provide shareholders with sophisticated asset allocation investment options at reasonable fee levels. The Board noted that PLFA had taken steps to ensure that shareholders benefit by negotiating favorable terms with service providers.

The Board determined that PLFA and its affiliates are sharing economies of scale given its commitment to competitive total expenses of the Funds, the use of breakpoints in certain of the Funds, and the consistent reinvestment in the business in the form of improvements in technology and other resources and investments in personnel. The Board further considered that it will continue to review whether there are additional economies of scale that will be realized as the Funds grow that can be shared with shareholders. The Board concluded that the Funds’ cost structures were reasonable, and that overall profitability appeared reasonable at the current time. The Board further concluded that PLFA was sharing economies of scale with each Fund and its shareholders to their benefit.

E.                       Ancillary Benefits

The Trustees requested and received from PLFA and the Sub-Advisers information regarding other benefits received by PLFA, Pacific Life, the Sub-Advisers, and their affiliates as a result of their respective relationship with the Funds, including various service arrangements with PLFA or its affiliates, as well as commissions paid to broker-dealers affiliated with certain Sub-Advisers and the use of soft-dollars by certain of the Sub-Advisers. The Trustees also considered ancillary benefits received by Pacific Life and its affiliates from the Funds. The Trustees considered information regarding other significant economic relations between the Sub-Advisers and their affiliates and with PLFA and its affiliates and noted PLFA’s processes and procedures to identify and disclose such relationships and any potential conflicts of interest to the Board. The Trustees also considered PLFA’s and each Sub-Adviser’s strong practices and procedures with regard to managing conflicts of interest and ensuring that such conflicts do not prevent PLFA or the Sub-Advisers from acting in the best interests of the Funds and their shareholders.

The Board concluded that such benefits were consistent with those generally derived by mutual fund investment management organizations or were otherwise not unusual.

F.                       Conclusion

Based on their review, including their consideration of each of the factors referred to above, and assisted by the advice of the Independent Consultant and independent counsel to the Independent Trustees, the Board, including all the Independent Trustees, concluded that: (i) the compensation payable under the Advisory Agreement and each applicable Sub-Advisory Agreement is fair and reasonable with respect to each applicable Fund; and (ii) that the renewal of the Advisory Agreement and each applicable Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders. The Board did not indicate that any single factor was determinative of its decision to approve the Advisory Agreement and each applicable Sub-Advisory Agreement, but indicated that the Board based its determination on the total mix of information available to it.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENT

(Unaudited)

Approval of Change in Sub-Adviser for the Small-Cap Growth Portfolio

I.             Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). In addition, PLFA currently directly manages a portion of the Bond Plus, International Equity Plus Bond Alpha, Mid-Cap Plus Bond Alpha, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha and Small-Cap Plus Bond Alpha Portfolios (the “PBA Funds”). For the remaining portion of the PBA Funds and for all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight (the “Sub-Advised Funds”). The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2024.2

 2 At the December 11th meeting, the Board did not consider the renewal of the Advisory Agreement relating to the Pacific Dynamix — Aggressive Growth Portfolio, Bond Plus Portfolio, International Equity

The description below does not relate to the annual renewal of the Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II.           Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement for the Small-Cap Growth Portfolio, effective on or about November 1, 2025. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

At a meeting held on June 18, 2025, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser for the Small-Cap Growth Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and GSAM with respect to the Fund (the “GSAM Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the GSAM Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on November 1, 2025.

GSAM’s appointment as the sub-adviser and the Board’s approval of the GSAM Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by GSAM.

In considering the appointment of GSAM as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating

Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio and the Small-Cap Plus Bond Alpha Portfolio, and the Sub-Advisory Agreements relating to the PBA Funds, Value Portfolio, Small-Cap Value Portfolio and Technology Portfolio, as these agreements were not up for renewal at that time.

PLFA’s recommendation that GSAM be appointed as the new sub-adviser for the Fund and in evaluating the proposed GSAM Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of GSAM and PLFA’s analysis in reaching its conclusion to recommend GSAM as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the GSAM Sub-Advisory Agreement for the Small-Cap Growth Portfolio (the “Fund”), the Board, including all of the Independent Trustees, considered the following factors, among others:

A.           Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining GSAM as the new sub-adviser to the Fund, in light of the nature, extent, and quality of the services expected to be provided by GSAM. In this regard, the Trustees were provided with various materials relating to GSAM, including copies of the proposed GSAM Sub-Advisory Agreement; copies of GSAM’s Form ADV; GSAM financial information; a written presentation from GSAM; an assessment by PLFA; responses from GSAM to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also received a verbal presentation at a meeting held on June 18, 2025 from management and investment personnel from GSAM.

The Trustees noted that under the GSAM Sub-Advisory Agreement, GSAM would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of GSAM, including the background and experience of GSAM’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used by GSAM.

In addition, the Trustees noted that the Trust’s Chief Compliance Officer (“CCO”) had reviewed GSAM’s written compliance policies and procedures and code of ethics. The Trustees took into account the CCO’s assessment of GSAM’s compliance program, as required by Rule 38a-1 under the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to GSAM and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by GSAM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by GSAM under the GSAM Sub-Advisory Agreement.

B.           Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a small-cap growth strategy and PLFA’s identification of GSAM to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees noted that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees were provided with the investment process and techniques to be used by GSAM for the Fund and GSAM’s experience managing small-cap growth strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the GSAM Sub-Advisory Agreement, including the factors described below.

The Trustees reviewed information about the historical performance of a proprietary mutual fund managed by the same GSAM portfolio management team that would manage the Fund using similar investment strategies (the “GSAM Comparable Performance”), which included a comparison of the GSAM Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three- and five-year periods as of March 31, 2025. Additionally, the Trustees took note of the risk-adjusted returns of the GSAM Comparable Performance during certain periods.

The Board determined that GSAM’s performance record with respect to a similarly managed mutual fund was acceptable for purposes of approving the GSAM Sub-Advisory Agreement.

C.           Sub-Advisory Fees

The Trustees were provided with information regarding the comparative advisory fees charged under other investment advisory contracts of GSAM with regard to other funds with substantially similar investment strategies as the Fund. The Trustees noted that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees were informed that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate. The Trustees also noted that the estimated net expense ratio for each class of the Fund is below the Fund’s peer group average.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and GSAM, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also noted that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the GSAM Sub-Advisory Agreement is fair and reasonable.

D.           Costs, Level of Profits and Economies of Scale

The Trustees received information regarding the anticipated costs to GSAM of sub-advising the Fund and the projected profitability of the GSAM Sub-Advisory Agreement to GSAM, to the extent practicable based on the information provided by GSAM. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and GSAM with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the GSAM Sub-Advisory Agreement to GSAM is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for GSAM at this time was of limited utility. The Trustees also reviewed the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees noted that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees discussed the organizational strengths of GSAM and information regarding its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the GSAM Sub-Advisory Agreement is fair and reasonable.

E.           Ancillary Benefits

The Trustees received information from PLFA and GSAM concerning other benefits that may be received by GSAM and its affiliates as a result of their relationship with the Fund. The Trustees considered potential benefits to be derived by GSAM from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.           Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) approval of the GSAM Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the GSAM Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a) The Principal Executive and Principal Financial Officers of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Companies.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, subject to the disclosure of Item 2 hereof is attached hereto as Exhibit 99.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Principal Executive and Principal Financial Officers of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Michael F. Anderson
Michael F. Anderson
Chief Executive Officer and President (Principal Executive Officer)

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael F. Anderson
Michael F. Anderson
Chief Executive Officer and President (Principal Executive Officer)

Date:	March 26, 2026

By:	/s/ Trevor T. Smith
Trevor T. Smith
Vice President and Treasurer (Principal Financial and Accounting Officer)

Date:	March 26, 2026